UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04146
JOHN HANCOCK VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended December 31, 2025:

  John Hancock 500 Index Trust
  John Hancock American Asset Allocation Trust
  John Hancock American Global Growth Trust
  John Hancock American Growth Trust
  John Hancock American Growth-Income Trust
  John Hancock American International Trust
  John Hancock Blue Chip Growth Trust
  John Hancock Capital Appreciation Value Trust
  John Hancock Disciplined Value International Trust
  John Hancock Disciplined Value Emerging Markets Equity Trust
  John Hancock Equity Income Trust
  John Hancock Financial Industries Trust
  John Hancock Fundamental All Cap Core Trust
  John Hancock Fundamental Large Cap Value Trust
  John Hancock Global Equity Trust
  John Hancock Health Sciences Trust
  John Hancock International Equity Index Trust
  John Hancock International Small Company Trust
  John Hancock Lifestyle Balanced Portfolio
  John Hancock Lifestyle Conservative Portfolio
  John Hancock Lifestyle Growth Portfolio
  John Hancock Lifestyle Moderate Portfolio
  John Hancock Mid Cap Growth Trust
  John Hancock Mid Cap Index Trust
  John Hancock Mid Value Trust
  John Hancock Real Estate Securities Trust
  John Hancock Science & Technology Trust
  John Hancock Small Cap Core Trust (formerly Small Cap Value Trust)
  John Hancock Small Cap Index Trust
  John Hancock Small Cap Opportunities Trust
  John Hancock Small Cap Stock Trust
  John Hancock Small Company Value Trust
  John Hancock Strategic Equity Allocation Trust
  John Hancock Total Stock Market Index Trust
  John Hancock U.S. Growth Trust (formerly Capital Appreciation Trust)

John Hancock Variable Insurance Trust
500 Index Trust
Series I/JFIVX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series I/JFIVX)	$33	0.30%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
500 Index Trust (Series I/JFIVX) returned 17.52% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Information technology was the leading sector contributing to absolute fund performance. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were strong performers.
Other contributors | The financials and communication services sectors also added to absolute performance with holdings in JPMorgan Chase & Co. and Alphabet, Inc., respectively.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
500 Index Trust (Series I/JFIVX)	17.52%	14.06%	14.47%
S&P 500 Index	17.88%	14.42%	14.82%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$12,226,562,184
Total number of portfolio holdings	505
Total advisory fees paid (net)	$22,967,678
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Sector Composition
Information technology	33.8%
Financials	13.1%
Communication services	10.4%
Consumer discretionary	10.2%
Health care	9.4%
Industrials	8.0%
Consumer staples	4.6%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real estate	1.8%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FIVE-A-I

12/25

2/26

500 Index Trust

John Hancock Variable Insurance Trust
500 Index Trust
Series II/JAGKX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series II/JAGKX)	$54	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
500 Index Trust (Series II/JAGKX) returned 17.27% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Information technology was the leading sector contributing to absolute fund performance. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were strong performers.
Other contributors | The financials and communication services sectors also added to absolute performance with holdings in JPMorgan Chase & Co. and Alphabet, Inc., respectively.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
500 Index Trust (Series II/JAGKX)	17.27%	13.84%	14.24%
S&P 500 Index	17.88%	14.42%	14.82%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$12,226,562,184
Total number of portfolio holdings	505
Total advisory fees paid (net)	$22,967,678
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Sector Composition
Information technology	33.8%
Financials	13.1%
Communication services	10.4%
Consumer discretionary	10.2%
Health care	9.4%
Industrials	8.0%
Consumer staples	4.6%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real estate	1.8%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FIVE-A-II

12/25

2/26

500 Index Trust

John Hancock Variable Insurance Trust
500 Index Trust
Series NAV/JAGMX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series NAV/JAGMX)	$27	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
500 Index Trust (Series NAV/JAGMX) returned 17.57% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Information technology was the leading sector contributing to absolute fund performance. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were strong performers.
Other contributors | The financials and communication services sectors also added to absolute performance with holdings in JPMorgan Chase & Co. and Alphabet, Inc., respectively.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
500 Index Trust (Series NAV/JAGMX)	17.57%	14.12%	14.52%
S&P 500 Index	17.88%	14.42%	14.82%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$12,226,562,184
Total number of portfolio holdings	505
Total advisory fees paid (net)	$22,967,678
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Sector Composition
Information technology	33.8%
Financials	13.1%
Communication services	10.4%
Consumer discretionary	10.2%
Health care	9.4%
Industrials	8.0%
Consumer staples	4.6%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real estate	1.8%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FIVE-A-NAV

12/25

2/26

500 Index Trust

John Hancock Variable Insurance Trust
American Asset Allocation Trust
Series I/JAHZX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series I/JAHZX)	$67	0.62%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Asset Allocation Trust (Series I/JAHZX) returned 15.39% for the year ended December 31, 2025. U.S. equities saw strong gains, and at the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on the lingering effect of tariffs, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Holdings in most equity sectors produced positive returns, with the information technology sector being particularly additive to results.
Other strong performers | The materials, industrials and consumer staples sectors also saw returns surpassing those of the overall portfolio.

TOP PERFORMANCE DETRACTORS
Weakest sectors | Conversely, the fund’s holdings in the financials, energy and utilities sectors detracted from the absolute portfolio’s returns.
Fixed income holdings | The bond portfolio yielded lower returns than equities but continued to provide stability and income.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Asset Allocation Trust (Series I/JAHZX)	15.39%	8.57%	9.37%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	13.70%	8.47%	9.78%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,221,794,017
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	65.5%
Collateralized mortgage obligations	10.2%
Corporate bonds	9.7%
U.S. Government and agency obligations	8.5%
Asset-backed securities	1.9%
Foreign government obligations	0.4%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMAS-A-I

12/25

2/26

American Asset Allocation Trust

John Hancock Variable Insurance Trust
American Asset Allocation Trust
Series II/JAIFX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series II/JAIFX)	$76	0.71%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Asset Allocation Trust (Series II/JAIFX) returned 15.31% for the year ended December 31, 2025. U.S. equities saw strong gains, and at the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on the lingering effect of tariffs, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Holdings in most equity sectors produced positive returns, with the information technology sector being particularly additive to results.
Other strong performers | The materials, industrials and consumer staples sectors also saw returns surpassing those of the overall portfolio.

TOP PERFORMANCE DETRACTORS
Weakest sectors | Conversely, the fund’s holdings in the financials, energy and utilities sectors detracted from the absolute portfolio’s returns.
Fixed income holdings | The bond portfolio yielded lower returns than equities but continued to provide stability and income.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Asset Allocation Trust (Series II/JAIFX)	15.31%	8.47%	9.27%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	13.70%	8.47%	9.78%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,221,794,017
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	65.5%
Collateralized mortgage obligations	10.2%
Corporate bonds	9.7%
U.S. Government and agency obligations	8.5%
Asset-backed securities	1.9%
Foreign government obligations	0.4%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMAS-A-II

12/25

2/26

American Asset Allocation Trust

John Hancock Variable Insurance Trust
American Asset Allocation Trust
Series III/JAIDX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series III/JAIDX)	$29	0.27%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Asset Allocation Trust (Series III/JAIDX) returned 15.76% for the year ended December 31, 2025. U.S. equities saw strong gains, and at the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on the lingering effect of tariffs, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Holdings in most equity sectors produced positive returns, with the information technology sector being particularly additive to results.
Other strong performers | The materials, industrials and consumer staples sectors also saw returns surpassing those of the overall portfolio.

TOP PERFORMANCE DETRACTORS
Weakest sectors | Conversely, the fund’s holdings in the financials, energy and utilities sectors detracted from the absolute portfolio’s returns.
Fixed income holdings | The bond portfolio yielded lower returns than equities but continued to provide stability and income.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Asset Allocation Trust (Series III/JAIDX)	15.76%	8.94%	9.76%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	13.70%	8.47%	9.78%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,221,794,017
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	65.5%
Collateralized mortgage obligations	10.2%
Corporate bonds	9.7%
U.S. Government and agency obligations	8.5%
Asset-backed securities	1.9%
Foreign government obligations	0.4%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMAS-A-III

12/25

2/26

American Asset Allocation Trust

John Hancock Variable Insurance Trust
American Global Growth Trust
Series I/JAJQX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series I/JAJQX)	$74	0.67%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Global Growth Trust (Series I/JAJQX) returned 21.17% for the year ended December 31, 2025. U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation supported strong market performance throughout the year. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors posted gains for the fund, with the information technology and communication services sectors contributing significantly.
Other strong performers | The industrials, health care, materials and consumer discretionary sectors also delivered positive returns.
Country allocation | U.S.-based holdings, representing the majority of the portfolio, contributed most of the fund’s performance.

TOP PERFORMANCE DETRACTORS
Weakest sectors | The financials and energy sectors were detractors from overall results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Global Growth Trust (Series I/JAJQX)	21.17%	7.81%	11.74%
MSCI ACWI	22.34%	11.19%	11.72%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$206,821,960
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	29.4%
Industrials	17.7%
Consumer discretionary	13.9%
Financials	13.9%
Health care	7.7%
Communication services	5.4%
Consumer staples	3.3%
Materials	2.5%
Energy	1.3%
Real estate	1.2%
Utilities	0.6%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGL-A-I

12/25

2/26

American Global Growth Trust

John Hancock Variable Insurance Trust
American Global Growth Trust
Series II/JAHWX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series II/JAHWX)	$82	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Global Growth Trust (Series II/JAHWX) returned 21.08% for the year ended December 31, 2025. U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation supported strong market performance throughout the year. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors posted gains for the fund, with the information technology and communication services sectors contributing significantly.
Other strong performers | The industrials, health care, materials and consumer discretionary sectors also delivered positive returns.
Country allocation | U.S.-based holdings, representing the majority of the portfolio, contributed most of the fund’s performance.

TOP PERFORMANCE DETRACTORS
Weakest sectors | The financials and energy sectors were detractors from overall results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Global Growth Trust (Series II/JAHWX)	21.08%	7.74%	11.65%
MSCI ACWI	22.34%	11.19%	11.72%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$206,821,960
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	29.4%
Industrials	17.7%
Consumer discretionary	13.9%
Financials	13.9%
Health care	7.7%
Communication services	5.4%
Consumer staples	3.3%
Materials	2.5%
Energy	1.3%
Real estate	1.2%
Utilities	0.6%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGL-A-II

12/25

2/26

American Global Growth Trust

John Hancock Variable Insurance Trust
American Global Growth Trust
Series III/JAHVX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series III/JAHVX)	$35	0.32%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Global Growth Trust (Series III/JAHVX) returned 21.55% for the year ended December 31, 2025. U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation supported strong market performance throughout the year. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors posted gains for the fund, with the information technology and communication services sectors contributing significantly.
Other strong performers | The industrials, health care, materials and consumer discretionary sectors also delivered positive returns.
Country allocation | U.S.-based holdings, representing the majority of the portfolio, contributed most of the fund’s performance.

TOP PERFORMANCE DETRACTORS
Weakest sectors | The financials and energy sectors were detractors from overall results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Global Growth Trust (Series III/JAHVX)	21.55%	8.18%	12.12%
MSCI ACWI	22.34%	11.19%	11.72%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$206,821,960
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	29.4%
Industrials	17.7%
Consumer discretionary	13.9%
Financials	13.9%
Health care	7.7%
Communication services	5.4%
Consumer staples	3.3%
Materials	2.5%
Energy	1.3%
Real estate	1.2%
Utilities	0.6%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGL-A-III

12/25

2/26

American Global Growth Trust

John Hancock Variable Insurance Trust
American Growth Trust
Series I/JAHJX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series I/JAHJX)	$68	0.62%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Growth Trust (Series I/JAHJX) returned 19.81% for the year ended December 31, 2025. Global equity markets posted strong gains in 2025, successfully navigating trade tensions and geopolitical volatility. U.S. equities advanced on robust large‑cap technology performance, though momentum slowed later in the year, while stocks in the U.K. and Japan benefited from supportive monetary and fiscal policies. Emerging markets led the rally with notable strength in South Korea, Taiwan, and China, whereas India remained relatively flat despite favorable macroeconomic conditions.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors posted gains for the fund, with information technology, industrials, financials and consumer staples sectors contributing most significantly.
Other strong performers | Returns from the communication services and consumer discretionary sectors were also positive.
Country allocation | Companies based in the U.S., France and Taiwan made meaningful contributions to investment results.

TOP PERFORMANCE DETRACTORS
Weakest sectors | The health care and real estate sectors were the largest detractors from overall results.
Country allocation | Holdings in Denmark and Australia were among the most notable detractors for the fund.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth Trust (Series I/JAHJX)	19.81%	12.95%	17.53%
S&P 500 Index	17.88%	14.42%	14.82%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,098,549,490
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	30.7%
Communication services	17.1%
Consumer discretionary	15.7%
Health care	11.0%
Industrials	9.2%
Financials	7.4%
Consumer staples	1.9%
Materials	1.8%
Energy	1.5%
Real estate	0.7%
Utilities	0.7%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGR-A-I

12/25

2/26

American Growth Trust

John Hancock Variable Insurance Trust
American Growth Trust
Series II/JAHKX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series II/JAHKX)	$75	0.68%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Growth Trust (Series II/JAHKX) returned 19.73% for the year ended December 31, 2025. Global equity markets posted strong gains in 2025, successfully navigating trade tensions and geopolitical volatility. U.S. equities advanced on robust large‑cap technology performance, though momentum slowed later in the year, while stocks in the U.K. and Japan benefited from supportive monetary and fiscal policies. Emerging markets led the rally with notable strength in South Korea, Taiwan, and China, whereas India remained relatively flat despite favorable macroeconomic conditions.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors posted gains for the fund, with information technology, industrials, financials and consumer staples sectors contributing most significantly.
Other strong performers | Returns from the communication services and consumer discretionary sectors were also positive.
Country allocation | Companies based in the U.S., France and Taiwan made meaningful contributions to investment results.

TOP PERFORMANCE DETRACTORS
Weakest sectors | The health care and real estate sectors were the largest detractors from overall results.
Country allocation | Holdings in Denmark and Australia were among the most notable detractors for the fund.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth Trust (Series II/JAHKX)	19.73%	12.88%	17.46%
S&P 500 Index	17.88%	14.42%	14.82%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,098,549,490
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	30.7%
Communication services	17.1%
Consumer discretionary	15.7%
Health care	11.0%
Industrials	9.2%
Financials	7.4%
Consumer staples	1.9%
Materials	1.8%
Energy	1.5%
Real estate	0.7%
Utilities	0.7%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGR-A-II

12/25

2/26

American Growth Trust

John Hancock Variable Insurance Trust
American Growth Trust
Series III/JAHGX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series III/JAHGX)	$30	0.27%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Growth Trust (Series III/JAHGX) returned 20.17% for the year ended December 31, 2025. Global equity markets posted strong gains in 2025, successfully navigating trade tensions and geopolitical volatility. U.S. equities advanced on robust large‑cap technology performance, though momentum slowed later in the year, while stocks in the U.K. and Japan benefited from supportive monetary and fiscal policies. Emerging markets led the rally with notable strength in South Korea, Taiwan, and China, whereas India remained relatively flat despite favorable macroeconomic conditions.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors posted gains for the fund, with information technology, industrials, financials and consumer staples sectors contributing most significantly.
Other strong performers | Returns from the communication services and consumer discretionary sectors were also positive.
Country allocation | Companies based in the U.S., France and Taiwan made meaningful contributions to investment results.

TOP PERFORMANCE DETRACTORS
Weakest sectors | The health care and real estate sectors were the largest detractors from overall results.
Country allocation | Holdings in Denmark and Australia were among the most notable detractors for the fund.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth Trust (Series III/JAHGX)	20.17%	13.35%	17.94%
S&P 500 Index	17.88%	14.42%	14.82%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,098,549,490
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	30.7%
Communication services	17.1%
Consumer discretionary	15.7%
Health care	11.0%
Industrials	9.2%
Financials	7.4%
Consumer staples	1.9%
Materials	1.8%
Energy	1.5%
Real estate	0.7%
Utilities	0.7%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGR-A-III

12/25

2/26

American Growth Trust

John Hancock Variable Insurance Trust
American Growth-Income Trust
Series I/JAHQX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series I/JAHQX)	$69	0.63%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Growth-Income Trust (Series I/JAHQX) returned 17.65% for the year ended December 31, 2025. U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation supported strong market performance throughout the year. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors contributed positively to fund results, with information technology, industrials and communication services sectors being particularly impactful.
Financials | Financials sector posted positive returns, although they lagged the overall portfolio.
Consumer staples | Consumer staples sector also added to absolute returns but represented a relatively small portion of fund's holdings.

TOP PERFORMANCE DETRACTORS
Weakest sectors | The materials and utilities sectors had negative returns and detracted from overall results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth-Income Trust (Series I/JAHQX)	17.65%	13.48%	13.50%
S&P 500 Index	17.88%	14.42%	14.82%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,002,540,190
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	31.3%
Industrials	13.6%
Financials	12.0%
Consumer discretionary	10.0%
Health care	10.0%
Communication services	8.0%
Energy	4.0%
Consumer staples	2.9%
Materials	2.3%
Utilities	2.1%
Real estate	1.2%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGI-A-I

12/25

2/26

American Growth-Income Trust

John Hancock Variable Insurance Trust
American Growth-Income Trust
Series II/JAHRX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series II/JAHRX)	$77	0.71%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Growth-Income Trust (Series II/JAHRX) returned 17.53% for the year ended December 31, 2025. U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation supported strong market performance throughout the year. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors contributed positively to fund results, with information technology, industrials and communication services sectors being particularly impactful.
Financials | Financials sector posted positive returns, although they lagged the overall portfolio.
Consumer staples | Consumer staples sector also added to absolute returns but represented a relatively small portion of fund's holdings.

TOP PERFORMANCE DETRACTORS
Weakest sectors | The materials and utilities sectors had negative returns and detracted from overall results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth-Income Trust (Series II/JAHRX)	17.53%	13.38%	13.41%
S&P 500 Index	17.88%	14.42%	14.82%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,002,540,190
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	31.3%
Industrials	13.6%
Financials	12.0%
Consumer discretionary	10.0%
Health care	10.0%
Communication services	8.0%
Energy	4.0%
Consumer staples	2.9%
Materials	2.3%
Utilities	2.1%
Real estate	1.2%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGI-A-II

12/25

2/26

American Growth-Income Trust

John Hancock Variable Insurance Trust
American Growth-Income Trust
Series III/JAHUX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series III/JAHUX)	$31	0.28%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Growth-Income Trust (Series III/JAHUX) returned 18.10% for the year ended December 31, 2025. U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation supported strong market performance throughout the year. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors contributed positively to fund results, with information technology, industrials and communication services sectors being particularly impactful.
Financials | Financials sector posted positive returns, although they lagged the overall portfolio.
Consumer staples | Consumer staples sector also added to absolute returns but represented a relatively small portion of fund's holdings.

TOP PERFORMANCE DETRACTORS
Weakest sectors | The materials and utilities sectors had negative returns and detracted from overall results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth-Income Trust (Series III/JAHUX)	18.10%	13.89%	13.91%
S&P 500 Index	17.88%	14.42%	14.82%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,002,540,190
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	31.3%
Industrials	13.6%
Financials	12.0%
Consumer discretionary	10.0%
Health care	10.0%
Communication services	8.0%
Energy	4.0%
Consumer staples	2.9%
Materials	2.3%
Utilities	2.1%
Real estate	1.2%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGI-A-III

12/25

2/26

American Growth-Income Trust

John Hancock Variable Insurance Trust
American International Trust
Series I/JAHLX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series I/JAHLX)	$77	0.68%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American International Trust (Series I/JAHLX) returned 26.14% for the year ended December 31, 2025. Global equity markets posted strong gains in 2025, overcoming trade tensions and geopolitical volatility. European equities advanced on easing inflation and improving investor confidence, with Germany driving growth through major infrastructure and defense spending. Equities in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets were the standout performers, driven by strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors posted gains, with financials, information technology, communication services and materials sectors contributing significantly.
Other positive performers | Returns from the industrials and consumer staples sectors were also positive, though below the portfolio’s overall results.
Region allocation | Companies based in the U.K., Canada and South Korea generated strong gains, surpassing returns of the overall portfolio.

TOP PERFORMANCE DETRACTORS
Weakest sectors | Conversely, holdings in the health care sector significantly dragged results. The real estate sector also posted negative returns.
Regional allocation | Country-wise, Denmark was the most notable detractor on absolute results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American International Trust (Series I/JAHLX)	26.14%	2.99%	6.59%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$388,059,676
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	4%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – International Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Financials	17.3%
Industrials	16.3%
Information technology	15.1%
Materials	12.4%
Communication services	9.6%
Consumer discretionary	9.0%
Health care	6.0%
Energy	5.6%
Consumer staples	4.5%
Utilities	2.8%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on December 9-11, 2025, the Board of Trustees of the Trust voted to recommend that the shareholders of the fund approve a reorganization, that is not expected to be a taxable event for contract owners, of the fund into Disciplined Value International Trust, also a series of the Trust. Shareholders of record as of February 6, 2026, are entitled to vote on the reorganization. A shareholder meeting is scheduled to be held on or about April 7, 2026. If approved by the fund’s shareholders, the reorganization is expected to occur as of the close of business on or about April 24, 2026.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMIN-A-I

12/25

2/26

American International Trust

John Hancock Variable Insurance Trust
American International Trust
Series II/JAHMX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series II/JAHMX)	$88	0.78%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American International Trust (Series II/JAHMX) returned 26.09% for the year ended December 31, 2025. Global equity markets posted strong gains in 2025, overcoming trade tensions and geopolitical volatility. European equities advanced on easing inflation and improving investor confidence, with Germany driving growth through major infrastructure and defense spending. Equities in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets were the standout performers, driven by strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors posted gains, with financials, information technology, communication services and materials sectors contributing significantly.
Other positive performers | Returns from the industrials and consumer staples sectors were also positive, though below the portfolio’s overall results.
Region allocation | Companies based in the U.K., Canada and South Korea generated strong gains, surpassing returns of the overall portfolio.

TOP PERFORMANCE DETRACTORS
Weakest sectors | Conversely, holdings in the health care sector significantly dragged results. The real estate sector also posted negative returns.
Regional allocation | Country-wise, Denmark was the most notable detractor on absolute results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American International Trust (Series II/JAHMX)	26.09%	2.88%	6.46%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$388,059,676
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	4%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – International Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Financials	17.3%
Industrials	16.3%
Information technology	15.1%
Materials	12.4%
Communication services	9.6%
Consumer discretionary	9.0%
Health care	6.0%
Energy	5.6%
Consumer staples	4.5%
Utilities	2.8%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on December 9-11, 2025, the Board of Trustees of the Trust voted to recommend that the shareholders of the fund approve a reorganization, that is not expected to be a taxable event for contract owners, of the fund into Disciplined Value International Trust, also a series of the Trust. Shareholders of record as of February 6, 2026, are entitled to vote on the reorganization. A shareholder meeting is scheduled to be held on or about April 7, 2026. If approved by the fund’s shareholders, the reorganization is expected to occur as of the close of business on or about April 24, 2026.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMIN-A-II

12/25

2/26

American International Trust

John Hancock Variable Insurance Trust
American International Trust
Series III/JAHPX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series III/JAHPX)	$37	0.33%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American International Trust (Series III/JAHPX) returned 26.63% for the year ended December 31, 2025. Global equity markets posted strong gains in 2025, overcoming trade tensions and geopolitical volatility. European equities advanced on easing inflation and improving investor confidence, with Germany driving growth through major infrastructure and defense spending. Equities in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets were the standout performers, driven by strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors posted gains, with financials, information technology, communication services and materials sectors contributing significantly.
Other positive performers | Returns from the industrials and consumer staples sectors were also positive, though below the portfolio’s overall results.
Region allocation | Companies based in the U.K., Canada and South Korea generated strong gains, surpassing returns of the overall portfolio.

TOP PERFORMANCE DETRACTORS
Weakest sectors | Conversely, holdings in the health care sector significantly dragged results. The real estate sector also posted negative returns.
Regional allocation | Country-wise, Denmark was the most notable detractor on absolute results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American International Trust (Series III/JAHPX)	26.63%	3.35%	6.96%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$388,059,676
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	4%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – International Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Financials	17.3%
Industrials	16.3%
Information technology	15.1%
Materials	12.4%
Communication services	9.6%
Consumer discretionary	9.0%
Health care	6.0%
Energy	5.6%
Consumer staples	4.5%
Utilities	2.8%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on December 9-11, 2025, the Board of Trustees of the Trust voted to recommend that the shareholders of the fund approve a reorganization, that is not expected to be a taxable event for contract owners, of the fund into Disciplined Value International Trust, also a series of the Trust. Shareholders of record as of February 6, 2026, are entitled to vote on the reorganization. A shareholder meeting is scheduled to be held on or about April 7, 2026. If approved by the fund’s shareholders, the reorganization is expected to occur as of the close of business on or about April 24, 2026.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMIN-A-III

12/25

2/26

American International Trust

John Hancock Variable Insurance Trust
Blue Chip Growth Trust
Series I/JADZX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series I/JADZX)	$85	0.78%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Blue Chip Growth Trust (Series I/JADZX) returned 18.52% for the year ended December 31, 2025. U.S. stocks rose in 2025 after a volatile start driven by concerns over President Trump’s proposed tariffs and their inflationary impact. Markets rebounded when the administration paused many of the tariffs and pursued new trade negotiations. Equities continued climbing as U.S.–China relations improved, corporate earnings remained strong, and investors favored AI and other high‑growth sectors. Additional support came from Congress passing stimulative tax measures and the U.S. Federal Reserve cutting interest rates three times despite elevated inflation.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector held the largest allocation at period-end and generated positive absolute returns, primarily driven by the strong performance of NVIDIA Corp.
Communication services | The communication services sector also contributed positively to absolute returns for the period, supported by gains in Alphabet, Inc.
Consumer discretionary | The consumer discretionary sector delivered positive absolute returns, with notable contribution from Carvana Company.
Industrials | The industrials sector added to absolute returns as well, led by robust results from General Electric Company.
TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector detracted from absolute performance, primarily due to weakness in The Procter & Gamble Company.
Energy | The energy sector also weighed on absolute returns for the period, with Schlumberger, Ltd. serving as the main detractor.
Materials | The materials sector had a modest negative impact on absolute returns, driven by underperformance from The Sherwin-Williams Company.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Trust (Series I/JADZX)	18.52%	11.71%	15.56%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,193,315,288
Total number of portfolio holdings	63
Total advisory fees paid (net)	$14,164,617
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.2%
Microsoft Corp.	11.9%
Apple, Inc.	9.0%
Amazon.com, Inc.	6.4%
Alphabet, Inc., Class C	5.7%
Broadcom, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Carvana Company	4.1%
Eli Lilly & Company	3.1%
Tesla, Inc.	3.0%

Sector Composition
Information technology	47.9%
Consumer discretionary	16.9%
Communication services	14.9%
Financials	8.1%
Health care	7.0%
Industrials	3.2%
Consumer staples	0.7%
Materials	0.6%
Utilities	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

BLUG-A-I

12/25

2/26

Blue Chip Growth Trust

John Hancock Variable Insurance Trust
Blue Chip Growth Trust
Series II/JADYX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series II/JADYX)	$107	0.98%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Blue Chip Growth Trust (Series II/JADYX) returned 18.26% for the year ended December 31, 2025. U.S. stocks rose in 2025 after a volatile start driven by concerns over President Trump’s proposed tariffs and their inflationary impact. Markets rebounded when the administration paused many of the tariffs and pursued new trade negotiations. Equities continued climbing as U.S.–China relations improved, corporate earnings remained strong, and investors favored AI and other high‑growth sectors. Additional support came from Congress passing stimulative tax measures and the U.S. Federal Reserve cutting interest rates three times despite elevated inflation.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector held the largest allocation at period-end and generated positive absolute returns, primarily driven by the strong performance of NVIDIA Corp.
Communication services | The communication services sector also contributed positively to absolute returns for the period, supported by gains in Alphabet, Inc.
Consumer discretionary | The consumer discretionary sector delivered positive absolute returns, with notable contribution from Carvana Company.
Industrials | The industrials sector added to absolute returns as well, led by robust results from General Electric Company.
TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector detracted from absolute performance, primarily due to weakness in The Procter & Gamble Company.
Energy | The energy sector also weighed on absolute returns for the period, with Schlumberger, Ltd. serving as the main detractor.
Materials | The materials sector had a modest negative impact on absolute returns, driven by underperformance from The Sherwin-Williams Company.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Trust (Series II/JADYX)	18.26%	11.48%	15.33%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,193,315,288
Total number of portfolio holdings	63
Total advisory fees paid (net)	$14,164,617
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.2%
Microsoft Corp.	11.9%
Apple, Inc.	9.0%
Amazon.com, Inc.	6.4%
Alphabet, Inc., Class C	5.7%
Broadcom, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Carvana Company	4.1%
Eli Lilly & Company	3.1%
Tesla, Inc.	3.0%

Sector Composition
Information technology	47.9%
Consumer discretionary	16.9%
Communication services	14.9%
Financials	8.1%
Health care	7.0%
Industrials	3.2%
Consumer staples	0.7%
Materials	0.6%
Utilities	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

BLUG-A-II

12/25

2/26

Blue Chip Growth Trust

John Hancock Variable Insurance Trust
Blue Chip Growth Trust
Series NAV/JAEDX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series NAV/JAEDX)	$80	0.73%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Blue Chip Growth Trust (Series NAV/JAEDX) returned 18.57% for the year ended December 31, 2025. U.S. stocks rose in 2025 after a volatile start driven by concerns over President Trump’s proposed tariffs and their inflationary impact. Markets rebounded when the administration paused many of the tariffs and pursued new trade negotiations. Equities continued climbing as U.S.–China relations improved, corporate earnings remained strong, and investors favored AI and other high‑growth sectors. Additional support came from Congress passing stimulative tax measures and the U.S. Federal Reserve cutting interest rates three times despite elevated inflation.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector held the largest allocation at period-end and generated positive absolute returns, primarily driven by the strong performance of NVIDIA Corp.
Communication services | The communication services sector also contributed positively to absolute returns for the period, supported by gains in Alphabet, Inc.
Consumer discretionary | The consumer discretionary sector delivered positive absolute returns, with notable contribution from Carvana Company.
Industrials | The industrials sector added to absolute returns as well, led by robust results from General Electric Company.
TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector detracted from absolute performance, primarily due to weakness in The Procter & Gamble Company.
Energy | The energy sector also weighed on absolute returns for the period, with Schlumberger, Ltd. serving as the main detractor.
Materials | The materials sector had a modest negative impact on absolute returns, driven by underperformance from The Sherwin-Williams Company.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Trust (Series NAV/JAEDX)	18.57%	11.76%	15.62%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,193,315,288
Total number of portfolio holdings	63
Total advisory fees paid (net)	$14,164,617
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.2%
Microsoft Corp.	11.9%
Apple, Inc.	9.0%
Amazon.com, Inc.	6.4%
Alphabet, Inc., Class C	5.7%
Broadcom, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Carvana Company	4.1%
Eli Lilly & Company	3.1%
Tesla, Inc.	3.0%

Sector Composition
Information technology	47.9%
Consumer discretionary	16.9%
Communication services	14.9%
Financials	8.1%
Health care	7.0%
Industrials	3.2%
Consumer staples	0.7%
Materials	0.6%
Utilities	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

BLUG-A-NAV

12/25

2/26

Blue Chip Growth Trust

John Hancock Variable Insurance Trust
Capital Appreciation Value Trust
Series I/JAFPX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series I/JAFPX)	$94	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Capital Appreciation Value Trust (Series I/JAFPX) returned 11.61% for the year ended December 31, 2025. U.S. equities rose in 2025 despite significant early‑year volatility driven by President Trump’s sweeping tariff announcements, which ignited inflation concerns and triggered a sharp market sell‑off. Stocks rebounded after the administration issued a 90‑day pause on additional tariffs in April and continued to advance as trade negotiations improved and corporate fundamentals remained supportive. Additional momentum came from renewed Federal Reserve rate cuts later in the year, which helped bolster investor sentiment despite ongoing inflation pressures.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector held the largest allocation at period-end and generated positive absolute returns, primarily driven by the strong performance of NVIDIA Corp.
Communication services | Strong absolute performance in the communication services sector, led by Alphabet, Inc., contributed positively to results for the period.
Utilities | Utilities provided a positive contribution, driven by strong performance from CenterPoint Energy, Inc.

TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector detracted from the fund’s performance driven by performance from Keurig Dr. Pepper, Inc.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Value Trust (Series I/JAFPX)	11.61%	9.06%	10.90%
S&P 500 Index	17.88%	14.42%	14.82%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	13.70%	8.47%	9.78%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$490,863,021
Total number of portfolio holdings	219
Total advisory fees paid (net)	$3,771,766
Portfolio turnover rate	127%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.7%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc., Class A	3.9%
Amazon.com, Inc.	3.7%
U.S. Treasury Note, 3.625%, 10/31/2030	3.6%
U.S. Treasury Note, 3.500%, 11/30/2030	3.3%
U.S. Treasury Note, 3.875%, 07/31/2030	3.2%
Becton, Dickinson and Company	2.6%
CenterPoint Energy, Inc.	2.1%

Portfolio Composition
Common stocks	64.0%
U.S. Government	16.3%
Term loans	9.7%
Corporate bonds	7.4%
Asset-backed securities	0.1%
Short-term investments and other	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CAVA-A-I

12/25

2/26

Capital Appreciation Value Trust

John Hancock Variable Insurance Trust
Capital Appreciation Value Trust
Series II/JAFQX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series II/JAFQX)	$115	1.09%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Capital Appreciation Value Trust (Series II/JAFQX) returned 11.35% for the year ended December 31, 2025. U.S. equities rose in 2025 despite significant early‑year volatility driven by President Trump’s sweeping tariff announcements, which ignited inflation concerns and triggered a sharp market sell‑off. Stocks rebounded after the administration issued a 90‑day pause on additional tariffs in April and continued to advance as trade negotiations improved and corporate fundamentals remained supportive. Additional momentum came from renewed Federal Reserve rate cuts later in the year, which helped bolster investor sentiment despite ongoing inflation pressures.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector held the largest allocation at period-end and generated positive absolute returns, primarily driven by the strong performance of NVIDIA Corp.
Communication services | Strong absolute performance in the communication services sector, led by Alphabet, Inc., contributed positively to results for the period.
Utilities | Utilities provided a positive contribution, driven by strong performance from CenterPoint Energy, Inc.

TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector detracted from the fund’s performance driven by performance from Keurig Dr. Pepper, Inc.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Value Trust (Series II/JAFQX)	11.35%	8.84%	10.67%
S&P 500 Index	17.88%	14.42%	14.82%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	13.70%	8.47%	9.78%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$490,863,021
Total number of portfolio holdings	219
Total advisory fees paid (net)	$3,771,766
Portfolio turnover rate	127%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.7%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc., Class A	3.9%
Amazon.com, Inc.	3.7%
U.S. Treasury Note, 3.625%, 10/31/2030	3.6%
U.S. Treasury Note, 3.500%, 11/30/2030	3.3%
U.S. Treasury Note, 3.875%, 07/31/2030	3.2%
Becton, Dickinson and Company	2.6%
CenterPoint Energy, Inc.	2.1%

Portfolio Composition
Common stocks	64.0%
U.S. Government	16.3%
Term loans	9.7%
Corporate bonds	7.4%
Asset-backed securities	0.1%
Short-term investments and other	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CAVA-A-II

12/25

2/26

Capital Appreciation Value Trust

John Hancock Variable Insurance Trust
Capital Appreciation Value Trust
Series NAV/JAFRX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series NAV/JAFRX)	$89	0.84%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Capital Appreciation Value Trust (Series NAV/JAFRX) returned 11.62% for the year ended December 31, 2025. U.S. equities rose in 2025 despite significant early‑year volatility driven by President Trump’s sweeping tariff announcements, which ignited inflation concerns and triggered a sharp market sell‑off. Stocks rebounded after the administration issued a 90‑day pause on additional tariffs in April and continued to advance as trade negotiations improved and corporate fundamentals remained supportive. Additional momentum came from renewed Federal Reserve rate cuts later in the year, which helped bolster investor sentiment despite ongoing inflation pressures.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector held the largest allocation at period-end and generated positive absolute returns, primarily driven by the strong performance of NVIDIA Corp.
Communication services | Strong absolute performance in the communication services sector, led by Alphabet, Inc., contributed positively to results for the period.
Utilities | Utilities provided a positive contribution, driven by strong performance from CenterPoint Energy, Inc.

TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector detracted from the fund’s performance driven by performance from Keurig Dr. Pepper, Inc.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Value Trust (Series NAV/JAFRX)	11.62%	9.11%	10.95%
S&P 500 Index	17.88%	14.42%	14.82%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	13.70%	8.47%	9.78%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$490,863,021
Total number of portfolio holdings	219
Total advisory fees paid (net)	$3,771,766
Portfolio turnover rate	127%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.7%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc., Class A	3.9%
Amazon.com, Inc.	3.7%
U.S. Treasury Note, 3.625%, 10/31/2030	3.6%
U.S. Treasury Note, 3.500%, 11/30/2030	3.3%
U.S. Treasury Note, 3.875%, 07/31/2030	3.2%
Becton, Dickinson and Company	2.6%
CenterPoint Energy, Inc.	2.1%

Portfolio Composition
Common stocks	64.0%
U.S. Government	16.3%
Term loans	9.7%
Corporate bonds	7.4%
Asset-backed securities	0.1%
Short-term investments and other	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CAVA-A-NAV

12/25

2/26

Capital Appreciation Value Trust

John Hancock Variable Insurance Trust
Disciplined Value International Trust
Series I/JAJHX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series I/JAJHX)	$101	0.84%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Trust (Series I/JAJHX) returned 40.90% for the year ended December 31, 2025. International markets surged during the year as investors shrugged off early tariff concerns and rotated assets away from tech-heavy U.S. equities. A significant and prolonged downturn in the U.S. dollar acted as an additional tailwind for domestic investors with holdings overseas.
TOP PERFORMANCE CONTRIBUTORS
BAE Systems PLC | The industrials sector was the strongest performing area for the year, and the British aerospace and defense company was among the top performers for the portfolio.
Samsung Electronics Company, Ltd. | The South Korean electronics company posted solid returns during the year driven by continued strong demand for semiconductor manufacturers, as well as by a number of positive policy developments from the Korean government.

TOP PERFORMANCE DETRACTORS
Hikma Pharmaceuticals PLC | The U.K.-based company struggled during the year amid increased competition, supply chain challenges, and a dimmer medium-term outlook, and the stock sold off as a result.
Nomad Foods, Ltd. | The Consumer Staples sector was the weakest-performing sector for the period, and Nomad Foods sold off amid declining revenues, heightened competition, and a change in leadership during the year.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Trust (Series I/JAJHX)	40.90%	12.64%	8.92%
MSCI EAFE Index	31.22%	8.92%	8.18%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$343,152,064
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,980,246
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.8%
The Weir Group PLC	2.9%
Danske Bank A/S	2.5%
AstraZeneca PLC	2.2%
Sumitomo Mitsui Financial Group, Inc.	2.2%
Rio Tinto, Ltd.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.0%
HDFC Bank, Ltd., ADR	2.0%
Babcock International Group PLC	1.9%
Capgemini SE	1.9%

Sector Composition
Financials	25.2%
Industrials	18.2%
Health care	12.1%
Materials	10.4%
Information technology	6.9%
Consumer staples	6.6%
Communication services	6.3%
Consumer discretionary	5.9%
Energy	3.7%
Utilities	2.1%
Short-term investments and other	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

DVIT-A-I

12/25

2/26

Disciplined Value International Trust

John Hancock Variable Insurance Trust
Disciplined Value International Trust
Series II/JAJIX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series II/JAJIX)	$125	1.04%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Trust (Series II/JAJIX) returned 40.60% for the year ended December 31, 2025. International markets surged during the year as investors shrugged off early tariff concerns and rotated assets away from tech-heavy U.S. equities. A significant and prolonged downturn in the U.S. dollar acted as an additional tailwind for domestic investors with holdings overseas.
TOP PERFORMANCE CONTRIBUTORS
BAE Systems PLC | The industrials sector was the strongest performing area for the year, and the British aerospace and defense company was among the top performers for the portfolio.
Samsung Electronics Company, Ltd. | The South Korean electronics company posted solid returns during the year driven by continued strong demand for semiconductor manufacturers, as well as by a number of positive policy developments from the Korean government.

TOP PERFORMANCE DETRACTORS
Hikma Pharmaceuticals PLC | The U.K.-based company struggled during the year amid increased competition, supply chain challenges, and a dimmer medium-term outlook, and the stock sold off as a result.
Nomad Foods, Ltd. | The Consumer Staples sector was the weakest-performing sector for the period, and Nomad Foods sold off amid declining revenues, heightened competition, and a change in leadership during the year.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Trust (Series II/JAJIX)	40.60%	12.41%	8.69%
MSCI EAFE Index	31.22%	8.92%	8.18%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$343,152,064
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,980,246
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.8%
The Weir Group PLC	2.9%
Danske Bank A/S	2.5%
AstraZeneca PLC	2.2%
Sumitomo Mitsui Financial Group, Inc.	2.2%
Rio Tinto, Ltd.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.0%
HDFC Bank, Ltd., ADR	2.0%
Babcock International Group PLC	1.9%
Capgemini SE	1.9%

Sector Composition
Financials	25.2%
Industrials	18.2%
Health care	12.1%
Materials	10.4%
Information technology	6.9%
Consumer staples	6.6%
Communication services	6.3%
Consumer discretionary	5.9%
Energy	3.7%
Utilities	2.1%
Short-term investments and other	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

DVIT-A-II

12/25
2/26
Disciplined Value International Trust

John Hancock Variable Insurance Trust
Disciplined Value International Trust
Series NAV/JAJJX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series NAV/JAJJX)	$95	0.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Trust (Series NAV/JAJJX) returned 41.02% for the year ended December 31, 2025. International markets surged during the year as investors shrugged off early tariff concerns and rotated assets away from tech-heavy U.S. equities. A significant and prolonged downturn in the U.S. dollar acted as an additional tailwind for domestic investors with holdings overseas.
TOP PERFORMANCE CONTRIBUTORS
BAE Systems PLC | The industrials sector was the strongest performing area for the year, and the British aerospace and defense company was among the top performers for the portfolio.
Samsung Electronics Company, Ltd. | The South Korean electronics company posted solid returns during the year driven by continued strong demand for semiconductor manufacturers, as well as by a number of positive policy developments from the Korean government.

TOP PERFORMANCE DETRACTORS
Hikma Pharmaceuticals PLC | The U.K.-based company struggled during the year amid increased competition, supply chain challenges, and a dimmer medium-term outlook, and the stock sold off as a result.
Nomad Foods, Ltd. | The Consumer Staples sector was the weakest-performing sector for the period, and Nomad Foods sold off amid declining revenues, heightened competition, and a change in leadership during the year.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Trust (Series NAV/JAJJX)	41.02%	12.70%	8.97%
MSCI EAFE Index	31.22%	8.92%	8.18%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$343,152,064
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,980,246
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.8%
The Weir Group PLC	2.9%
Danske Bank A/S	2.5%
AstraZeneca PLC	2.2%
Sumitomo Mitsui Financial Group, Inc.	2.2%
Rio Tinto, Ltd.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.0%
HDFC Bank, Ltd., ADR	2.0%
Babcock International Group PLC	1.9%
Capgemini SE	1.9%

Sector Composition
Financials	25.2%
Industrials	18.2%
Health care	12.1%
Materials	10.4%
Information technology	6.9%
Consumer staples	6.6%
Communication services	6.3%
Consumer discretionary	5.9%
Energy	3.7%
Utilities	2.1%
Short-term investments and other	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

DVIT-A-NAV

12/25
2/26
Disciplined Value International Trust

John Hancock Variable Insurance Trust
Disciplined Value Emerging Markets Equity Trust
Series I/JAJBX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series I/JAJBX)	$111	0.96%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Trust (Series I/JAJBX) returned 31.88% for the year ended December 31, 2025. International markets surged during the year as investors shrugged off early tariff concerns and rotated assets away from tech-heavy U.S. equities. A significant and prolonged downturn in the U.S. dollar acted as an additional tailwind for domestic investors with holdings overseas.
TOP PERFORMANCE CONTRIBUTORS
Samsung Electronics Company, Ltd. | The South Korean electronics company posted solid returns during the year driven by continued strong demand for semiconductor manufacturers, as well as by a number of positive policy developments from the Korean government.
Taiwan Semiconductor Manufacturing Company, Ltd. | The Taiwanese semiconductor maker benefited from high AI-related demand all year for its chips and high-performance computing products and the stock rose considerably.

TOP PERFORMANCE DETRACTORS
EVA Airways Corp. | The Taiwanese air carrier was down slightly for the year after facing stiffer regional competition and a 10% drop in year-over-year revenue.
Hangzhou GreatStar Industrial Company, Ltd. | This Chinese industrials conglomerate experienced a drop in revenues in 2025 amid fluctuating materials costs and general uncertainty about the strength of the macroeconomic backdrop in China, and the stock declined modestly as a result.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Trust (Series I/JAJBX)	31.88%	7.79%	8.50%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$270,756,711
Total number of portfolio holdings	150
Total advisory fees paid (net)	$1,837,073
Portfolio turnover rate	199%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tencent Holdings, Ltd.	5.6%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.3%
Credicorp, Ltd.	3.9%
Millicom International Cellular SA	3.2%
Samsung Electronics Company, Ltd.	3.1%
DBS Group Holdings, Ltd.	2.9%
America Movil SAB de CV, Series B	2.8%
FirstRand, Ltd.	2.6%
Samsung Electronics Company, Ltd.	2.4%
Rede D'Or Sao Luiz SA	2.3%

Sector Composition
Financials	23.6%
Communication services	19.1%
Information technology	18.1%
Consumer discretionary	12.1%
Industrials	6.1%
Health care	4.6%
Materials	4.4%
Consumer staples	4.2%
Energy	3.8%
Utilities	0.1%
Short-term investments and other	3.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

EMVA-A-I

12/25

2/26

Disciplined Value Emerging Markets Equity Trust

John Hancock Variable Insurance Trust
Disciplined Value Emerging Markets Equity Trust
Series II/JEMTX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series II/JEMTX)	$134	1.16%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Trust (Series II/JEMTX) returned 31.68% for the year ended December 31, 2025. International markets surged during the year as investors shrugged off early tariff concerns and rotated assets away from tech-heavy U.S. equities. A significant and prolonged downturn in the U.S. dollar acted as an additional tailwind for domestic investors with holdings overseas.
TOP PERFORMANCE CONTRIBUTORS
Samsung Electronics Company, Ltd. | The South Korean electronics company posted solid returns during the year driven by continued strong demand for semiconductor manufacturers, as well as by a number of positive policy developments from the Korean government.
Taiwan Semiconductor Manufacturing Company, Ltd. | The Taiwanese semiconductor maker benefited from high AI-related demand all year for its chips and high-performance computing products and the stock rose considerably.

TOP PERFORMANCE DETRACTORS
EVA Airways Corp. | The Taiwanese air carrier was down slightly for the year after facing stiffer regional competition and a 10% drop in year-over-year revenue.
Hangzhou GreatStar Industrial Company, Ltd. | This Chinese industrials conglomerate experienced a drop in revenues in 2025 amid fluctuating materials costs and general uncertainty about the strength of the macroeconomic backdrop in China, and the stock declined modestly as a result.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Trust (Series II/JEMTX)	31.68%	7.58%	8.28%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$270,756,711
Total number of portfolio holdings	150
Total advisory fees paid (net)	$1,837,073
Portfolio turnover rate	199%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tencent Holdings, Ltd.	5.6%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.3%
Credicorp, Ltd.	3.9%
Millicom International Cellular SA	3.2%
Samsung Electronics Company, Ltd.	3.1%
DBS Group Holdings, Ltd.	2.9%
America Movil SAB de CV, Series B	2.8%
FirstRand, Ltd.	2.6%
Samsung Electronics Company, Ltd.	2.4%
Rede D'Or Sao Luiz SA	2.3%

Sector Composition
Financials	23.6%
Communication services	19.1%
Information technology	18.1%
Consumer discretionary	12.1%
Industrials	6.1%
Health care	4.6%
Materials	4.4%
Consumer staples	4.2%
Energy	3.8%
Utilities	0.1%
Short-term investments and other	3.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

EMVA-A-II

12/25

2/26

Disciplined Value Emerging Markets Equity Trust

John Hancock Variable Insurance Trust
Disciplined Value Emerging Markets Equity Trust
Series NAV/JHVTX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series NAV/JHVTX)	$106	0.91%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Trust (Series NAV/JHVTX) returned 32.00% for the year ended December 31, 2025. International markets surged during the year as investors shrugged off early tariff concerns and rotated assets away from tech-heavy U.S. equities. A significant and prolonged downturn in the U.S. dollar acted as an additional tailwind for domestic investors with holdings overseas.
TOP PERFORMANCE CONTRIBUTORS
Samsung Electronics Company, Ltd. | The South Korean electronics company posted solid returns during the year driven by continued strong demand for semiconductor manufacturers, as well as by a number of positive policy developments from the Korean government.
Taiwan Semiconductor Manufacturing Company, Ltd. | The Taiwanese semiconductor maker benefited from high AI-related demand all year for its chips and high-performance computing products and the stock rose considerably.

TOP PERFORMANCE DETRACTORS
EVA Airways Corp. | The Taiwanese air carrier was down slightly for the year after facing stiffer regional competition and a 10% drop in year-over-year revenue.
Hangzhou GreatStar Industrial Company, Ltd. | This Chinese industrials conglomerate experienced a drop in revenues in 2025 amid fluctuating materials costs and general uncertainty about the strength of the macroeconomic backdrop in China, and the stock declined modestly as a result.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Trust (Series NAV/JHVTX)	32.00%	7.83%	8.56%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$270,756,711
Total number of portfolio holdings	150
Total advisory fees paid (net)	$1,837,073
Portfolio turnover rate	199%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tencent Holdings, Ltd.	5.6%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.3%
Credicorp, Ltd.	3.9%
Millicom International Cellular SA	3.2%
Samsung Electronics Company, Ltd.	3.1%
DBS Group Holdings, Ltd.	2.9%
America Movil SAB de CV, Series B	2.8%
FirstRand, Ltd.	2.6%
Samsung Electronics Company, Ltd.	2.4%
Rede D'Or Sao Luiz SA	2.3%

Sector Composition
Financials	23.6%
Communication services	19.1%
Information technology	18.1%
Consumer discretionary	12.1%
Industrials	6.1%
Health care	4.6%
Materials	4.4%
Consumer staples	4.2%
Energy	3.8%
Utilities	0.1%
Short-term investments and other	3.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

EMVA-A-NAV

12/25

2/26

Disciplined Value Emerging Markets Equity Trust

John Hancock Variable Insurance Trust
Equity Income Trust
Series I/JAEGX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series I/JAEGX)	$81	0.76%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Income Trust (Series I/JAEGX) returned 14.39% for the year ended December 31, 2025. Major U.S. stock market indexes rose in 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing, beginning with a September rate cut.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed in absolute performance driven by Citigroup, Inc.
Industrials | The industrials sector also contributed in absolute terms driven by General Electric Company.
Information technology | The information technology sector contributed by posting positive absolute returns for the period driven by Samsung Electronics Company, Ltd.

TOP PERFORMANCE DETRACTORS
Materials | Materials detracted from absolute performance dragged down by International Paper Company.
Real estate | The real estate sector also detracted by posting negative absolute returns for the period dragged down by Weyerhaeuser Company.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Trust (Series I/JAEGX)	14.39%	11.10%	10.47%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Value Index	15.91%	11.33%	10.53%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$866,320,388
Total number of portfolio holdings	128
Total advisory fees paid (net)	$5,964,586
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Qualcomm, Inc.	2.1%
Citigroup, Inc.	2.1%
MetLife, Inc.	2.1%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	2.0%
The Charles Schwab Corp.	1.9%
The Southern Company	1.9%
Bank of America Corp.	1.7%
L3Harris Technologies, Inc.	1.5%
Samsung Electronics Company, Ltd.	1.5%

Sector Composition
Financials	22.9%
Industrials	14.2%
Health care	13.4%
Information technology	10.2%
Energy	8.4%
Consumer staples	6.8%
Communication services	6.7%
Utilities	6.0%
Consumer discretionary	4.2%
Real estate	3.5%
Materials	2.9%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
EQIN-A-I
12/25
2/26
Equity Income Trust

John Hancock Variable Insurance Trust
Equity Income Trust
Series II/JAEFX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series II/JAEFX)	$103	0.96%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Income Trust (Series II/JAEFX) returned 14.18% for the year ended December 31, 2025. Major U.S. stock market indexes rose in 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing, beginning with a September rate cut.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed in absolute performance driven by Citigroup, Inc.
Industrials | The industrials sector also contributed in absolute terms driven by General Electric Company.
Information technology | The information technology sector contributed by posting positive absolute returns for the period driven by Samsung Electronics Company, Ltd.

TOP PERFORMANCE DETRACTORS
Materials | Materials detracted from absolute performance dragged down by International Paper Company.
Real estate | The real estate sector also detracted by posting negative absolute returns for the period dragged down by Weyerhaeuser Company.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Trust (Series II/JAEFX)	14.18%	10.88%	10.25%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Value Index	15.91%	11.33%	10.53%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$866,320,388
Total number of portfolio holdings	128
Total advisory fees paid (net)	$5,964,586
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Qualcomm, Inc.	2.1%
Citigroup, Inc.	2.1%
MetLife, Inc.	2.1%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	2.0%
The Charles Schwab Corp.	1.9%
The Southern Company	1.9%
Bank of America Corp.	1.7%
L3Harris Technologies, Inc.	1.5%
Samsung Electronics Company, Ltd.	1.5%

Sector Composition
Financials	22.9%
Industrials	14.2%
Health care	13.4%
Information technology	10.2%
Energy	8.4%
Consumer staples	6.8%
Communication services	6.7%
Utilities	6.0%
Consumer discretionary	4.2%
Real estate	3.5%
Materials	2.9%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

EQIN-A-II

12/25

2/26

Equity Income Trust

John Hancock Variable Insurance Trust
Equity Income Trust
Series NAV/JAEEX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series NAV/JAEEX)	$76	0.71%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Income Trust (Series NAV/JAEEX) returned 14.42% for the year ended December 31, 2025. Major U.S. stock market indexes rose in 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing, beginning with a September rate cut.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed in absolute performance driven by Citigroup, Inc.
Industrials | The industrials sector also contributed in absolute terms driven by General Electric Company.
Information technology | The information technology sector contributed by posting positive absolute returns for the period driven by Samsung Electronics Company, Ltd.

TOP PERFORMANCE DETRACTORS
Materials | Materials detracted from absolute performance dragged down by International Paper Company.
Real estate | The real estate sector also detracted by posting negative absolute returns for the period dragged down by Weyerhaeuser Company.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Trust (Series NAV/JAEEX)	14.42%	11.15%	10.52%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Value Index	15.91%	11.33%	10.53%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$866,320,388
Total number of portfolio holdings	128
Total advisory fees paid (net)	$5,964,586
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Qualcomm, Inc.	2.1%
Citigroup, Inc.	2.1%
MetLife, Inc.	2.1%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	2.0%
The Charles Schwab Corp.	1.9%
The Southern Company	1.9%
Bank of America Corp.	1.7%
L3Harris Technologies, Inc.	1.5%
Samsung Electronics Company, Ltd.	1.5%

Sector Composition
Financials	22.9%
Industrials	14.2%
Health care	13.4%
Information technology	10.2%
Energy	8.4%
Consumer staples	6.8%
Communication services	6.7%
Utilities	6.0%
Consumer discretionary	4.2%
Real estate	3.5%
Materials	2.9%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
EQIN-A-NAV
12/25
2/26
Equity Income Trust

John Hancock Variable Insurance Trust
Financial Industries Trust
Series I/JEFSX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series I/JEFSX)	$99	0.93%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Financial Industries Trust (Series I/JEFSX) returned 12.00% for the year ended December 31, 2025. Stocks strengthened as late year interest rate cuts, solid corporate earnings, and continued enthusiasm for artificial intelligence related companies supported market gains. Financial institutions and regional banks managed credit and funding cost pressures—especially from commercial real estate—while benefiting from stabilizing deposits and an improving operating environment.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | This multinational investment bank and financial services company was the largest contributor to absolute performance.
Other portfolio holdings | JPMorgan Chase & Co., NNGroup NV, and Wells Fargo & Company also contributed positively to the fund’s overall performance.

TOP PERFORMANCE DETRACTORS
Fiserv, Inc. | This global fintech and payments company with solutions for banking was the largest detractor to absolute performance.
Other portfolio holdings | Apollo Global Management, Inc. and KKR & Company, Inc. also detracted from performance on an absolute basis.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Trust (Series I/JEFSX)	12.00%	11.44%	10.54%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Financials Index	15.02%	15.27%	13.18%
Lipper Financial Services Index	15.70%	15.44%	12.31%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$139,625,766
Total number of portfolio holdings	42
Total advisory fees paid (net)	$1,067,883
Portfolio turnover rate	75%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.5%
Bank of America Corp.	4.4%
Citizens Financial Group, Inc.	4.3%
Capital One Financial Corp.	4.2%
Morgan Stanley	4.2%
JPMorgan Chase & Co.	4.2%
The Charles Schwab Corp.	3.5%
Columbia Banking System, Inc.	3.4%
Visa, Inc., Class A	3.3%
Regions Financial Corp.	3.2%

Industry Composition
Banks	51.8%
Capital markets	20.7%
Insurance	14.7%
Consumer finance	6.6%
Financial services	5.3%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FINI-A-I

12/25

2/26

Financial Industries Trust

John Hancock Variable Insurance Trust
Financial Industries Trust
Series II/JEFCX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series II/JEFCX)	$120	1.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Financial Industries Trust (Series II/JEFCX) returned 11.82% for the year ended December 31, 2025. Stocks strengthened as late year interest rate cuts, solid corporate earnings, and continued enthusiasm for artificial intelligence related companies supported market gains. Financial institutions and regional banks managed credit and funding cost pressures—especially from commercial real estate—while benefiting from stabilizing deposits and an improving operating environment.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | This multinational investment bank and financial services company was the largest contributor to absolute performance.
Other portfolio holdings | JPMorgan Chase & Co., NNGroup NV, and Wells Fargo & Company also contributed positively to the fund’s overall performance.

TOP PERFORMANCE DETRACTORS
Fiserv, Inc. | This global fintech and payments company with solutions for banking was the largest detractor to absolute performance.
Other portfolio holdings | Apollo Global Management, Inc. and KKR & Company, Inc. also detracted from performance on an absolute basis.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Trust (Series II/JEFCX)	11.82%	11.21%	10.32%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Financials Index	15.02%	15.27%	13.18%
Lipper Financial Services Index	15.70%	15.44%	12.31%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$139,625,766
Total number of portfolio holdings	42
Total advisory fees paid (net)	$1,067,883
Portfolio turnover rate	75%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.5%
Bank of America Corp.	4.4%
Citizens Financial Group, Inc.	4.3%
Capital One Financial Corp.	4.2%
Morgan Stanley	4.2%
JPMorgan Chase & Co.	4.2%
The Charles Schwab Corp.	3.5%
Columbia Banking System, Inc.	3.4%
Visa, Inc., Class A	3.3%
Regions Financial Corp.	3.2%

Industry Composition
Banks	51.8%
Capital markets	20.7%
Insurance	14.7%
Consumer finance	6.6%
Financial services	5.3%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FINI-A-II

12/25

2/26

Financial Industries Trust

John Hancock Variable Insurance Trust
Financial Industries Trust
Series NAV/JAFNX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series NAV/JAFNX)	$93	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Financial Industries Trust (Series NAV/JAFNX) returned 12.11% for the year ended December 31, 2025. Stocks strengthened as late year interest rate cuts, solid corporate earnings, and continued enthusiasm for artificial intelligence related companies supported market gains. Financial institutions and regional banks managed credit and funding cost pressures—especially from commercial real estate—while benefiting from stabilizing deposits and an improving operating environment.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | This multinational investment bank and financial services company was the largest contributor to absolute performance.
Other portfolio holdings | JPMorgan Chase & Co., NNGroup NV, and Wells Fargo & Company also contributed positively to the fund’s overall performance.

TOP PERFORMANCE DETRACTORS
Fiserv, Inc. | This global fintech and payments company with solutions for banking was the largest detractor to absolute performance.
Other portfolio holdings | Apollo Global Management, Inc. and KKR & Company, Inc. also detracted from performance on an absolute basis.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Trust (Series NAV/JAFNX)	12.11%	11.49%	10.60%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Financials Index	15.02%	15.27%	13.18%
Lipper Financial Services Index	15.70%	15.44%	12.31%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$139,625,766
Total number of portfolio holdings	42
Total advisory fees paid (net)	$1,067,883
Portfolio turnover rate	75%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.5%
Bank of America Corp.	4.4%
Citizens Financial Group, Inc.	4.3%
Capital One Financial Corp.	4.2%
Morgan Stanley	4.2%
JPMorgan Chase & Co.	4.2%
The Charles Schwab Corp.	3.5%
Columbia Banking System, Inc.	3.4%
Visa, Inc., Class A	3.3%
Regions Financial Corp.	3.2%

Industry Composition
Banks	51.8%
Capital markets	20.7%
Insurance	14.7%
Consumer finance	6.6%
Financial services	5.3%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FINI-A-NAV

12/25

2/26

Financial Industries Trust

John Hancock Variable Insurance Trust
Fundamental All Cap Core Trust
Series I/JEQAX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series I/JEQAX)	$78	0.76%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Trust (Series I/JEQAX) returned 4.78% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Communication services | The communication services sector contributed to absolute performance by posting positive returns for the period driven by Alphabet, Inc.
Information technology | The information technology sector also contributed to absolute performance. NVIDIA Corp., Samsung Electronics Company, Ltd., and Oracle Corp. were leading performers in this sector.
Other contributors | The financials and health care sectors were other contributing sectors to absolute performance with holdings in The Goldman Sachs Group, Inc. and Hologic, Inc., respectively.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Consumer discretionary detracted the most from absolute fund performance with holdings in Lennar Corp., Mobileye Global, Inc., and CarMax, Inc.
Consumer staples | The consumer staples sector was another fund performance detractor led by Post Holdings, Inc.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Trust (Series I/JEQAX)	4.78%	11.74%	13.74%
Russell 3000 Index	17.15%	13.15%	14.29%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,569,447,636
Total number of portfolio holdings	53
Total advisory fees paid (net)	$16,669,106
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class A	7.2%
Microsoft Corp.	6.6%
NVIDIA Corp.	3.9%
KKR & Company, Inc.	3.8%
Hologic, Inc.	3.3%
Cheniere Energy, Inc.	3.1%
Lennar Corp., Class A	3.0%
Elevance Health, Inc.	2.7%
Workday, Inc., Class A	2.7%

Sector Composition
Information technology	28.0%
Health care	18.1%
Consumer discretionary	17.7%
Communication services	11.9%
Financials	8.5%
Industrials	4.8%
Real estate	4.2%
Energy	3.1%
Consumer staples	2.4%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FUAC-A-I

12/25

2/26

Fundamental All Cap Core Trust

John Hancock Variable Insurance Trust
Fundamental All Cap Core Trust
Series II/JFLGX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series II/JFLGX)	$98	0.96%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Trust (Series II/JFLGX) returned 4.57% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Communication services | The communication services sector contributed to absolute performance by posting positive returns for the period driven by Alphabet, Inc.
Information technology | The information technology sector also contributed to absolute performance. NVIDIA Corp., Samsung Electronics Company, Ltd., and Oracle Corp. were leading performers in this sector.
Other contributors | The financials and health care sectors were other contributing sectors to absolute performance with holdings in The Goldman Sachs Group, Inc. and Hologic, Inc., respectively.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Consumer discretionary detracted the most from absolute fund performance with holdings in Lennar Corp., Mobileye Global, Inc., and CarMax, Inc.
Consumer staples | The consumer staples sector was another fund performance detractor led by Post Holdings, Inc.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Trust (Series II/JFLGX)	4.57%	11.51%	13.51%
Russell 3000 Index	17.15%	13.15%	14.29%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,569,447,636
Total number of portfolio holdings	53
Total advisory fees paid (net)	$16,669,106
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class A	7.2%
Microsoft Corp.	6.6%
NVIDIA Corp.	3.9%
KKR & Company, Inc.	3.8%
Hologic, Inc.	3.3%
Cheniere Energy, Inc.	3.1%
Lennar Corp., Class A	3.0%
Elevance Health, Inc.	2.7%
Workday, Inc., Class A	2.7%

Sector Composition
Information technology	28.0%
Health care	18.1%
Consumer discretionary	17.7%
Communication services	11.9%
Financials	8.5%
Industrials	4.8%
Real estate	4.2%
Energy	3.1%
Consumer staples	2.4%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FUAC-A-II

12/25

2/26

Fundamental All Cap Core Trust

John Hancock Variable Insurance Trust
Fundamental All Cap Core Trust
Series NAV/JADDX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series NAV/JADDX)	$73	0.71%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Trust (Series NAV/JADDX) returned 4.84% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Communication services | The communication services sector contributed to absolute performance by posting positive returns for the period driven by Alphabet, Inc.
Information technology | The information technology sector also contributed to absolute performance. NVIDIA Corp., Samsung Electronics Company, Ltd., and Oracle Corp. were leading performers in this sector.
Other contributors | The financials and health care sectors were other contributing sectors to absolute performance with holdings in The Goldman Sachs Group, Inc. and Hologic, Inc., respectively.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Consumer discretionary detracted the most from absolute fund performance with holdings in Lennar Corp., Mobileye Global, Inc., and CarMax, Inc.
Consumer staples | The consumer staples sector was another fund performance detractor led by Post Holdings, Inc.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Trust (Series NAV/JADDX)	4.84%	11.79%	13.80%
Russell 3000 Index	17.15%	13.15%	14.29%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,569,447,636
Total number of portfolio holdings	53
Total advisory fees paid (net)	$16,669,106
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class A	7.2%
Microsoft Corp.	6.6%
NVIDIA Corp.	3.9%
KKR & Company, Inc.	3.8%
Hologic, Inc.	3.3%
Cheniere Energy, Inc.	3.1%
Lennar Corp., Class A	3.0%
Elevance Health, Inc.	2.7%
Workday, Inc., Class A	2.7%

Sector Composition
Information technology	28.0%
Health care	18.1%
Consumer discretionary	17.7%
Communication services	11.9%
Financials	8.5%
Industrials	4.8%
Real estate	4.2%
Energy	3.1%
Consumer staples	2.4%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FUAC-A-NAV

12/25

2/26

Fundamental All Cap Core Trust

John Hancock Variable Insurance Trust
Fundamental Large Cap Value Trust
Series I/JVFLX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series I/JVFLX)	$83	0.77%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Large Cap Value Trust (Series I/JVFLX) returned 15.93% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to absolute performance by posting positive returns for the period driven by Nasdaq, Inc. and Citigroup, Inc.
Information technology | The information technology also contributed to absolute performance. Samsung Electronics Company, Ltd., and Oracle Corp. were leading performers in this sector.
Other contributors | The industrials and health care sectors were other contributing sectors to absolute performance.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector detracted the most from absolute fund performance with holdings in Mobileye Global, Inc., Lennar Corp., and CarMax, Inc.
Materials | The materials sector was another fund performance detractor led by LyondellBasell Industries NV.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Value Trust (Series I/JVFLX)	15.93%	14.90%	12.58%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Value Index	15.91%	11.33%	10.53%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$837,832,910
Total number of portfolio holdings	64
Total advisory fees paid (net)	$5,432,814
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	4.1%
Alphabet, Inc., Class A	3.8%
Nasdaq, Inc.	3.7%
Elevance Health, Inc.	3.6%
Elanco Animal Health, Inc.	3.4%
Microsoft Corp.	3.3%
Hologic, Inc.	3.0%
Crown Castle, Inc.	2.9%
KKR & Company, Inc.	2.6%
GSK PLC, ADR	2.5%

Sector Composition
Health care	20.0%
Financials	16.1%
Information technology	13.4%
Industrials	11.6%
Consumer discretionary	8.7%
Communication services	8.3%
Consumer staples	7.4%
Energy	6.8%
Real estate	2.9%
Materials	1.0%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FULA-A-I

12/25

2/26

Fundamental Large Cap Value Trust

John Hancock Variable Insurance Trust
Fundamental Large Cap Value Trust
Series II/JADJX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series II/JADJX)	$105	0.97%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Large Cap Value Trust (Series II/JADJX) returned 15.71% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to absolute performance by posting positive returns for the period driven by Nasdaq, Inc. and Citigroup, Inc.
Information technology | The information technology also contributed to absolute performance. Samsung Electronics Company, Ltd., and Oracle Corp. were leading performers in this sector.
Other contributors | The industrials and health care sectors were other contributing sectors to absolute performance.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector detracted the most from absolute fund performance with holdings in Mobileye Global, Inc., Lennar Corp., and CarMax, Inc.
Materials | The materials sector was another fund performance detractor led by LyondellBasell Industries NV.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Value Trust (Series II/JADJX)	15.71%	14.68%	12.36%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Value Index	15.91%	11.33%	10.53%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$837,832,910
Total number of portfolio holdings	64
Total advisory fees paid (net)	$5,432,814
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	4.1%
Alphabet, Inc., Class A	3.8%
Nasdaq, Inc.	3.7%
Elevance Health, Inc.	3.6%
Elanco Animal Health, Inc.	3.4%
Microsoft Corp.	3.3%
Hologic, Inc.	3.0%
Crown Castle, Inc.	2.9%
KKR & Company, Inc.	2.6%
GSK PLC, ADR	2.5%

Sector Composition
Health care	20.0%
Financials	16.1%
Information technology	13.4%
Industrials	11.6%
Consumer discretionary	8.7%
Communication services	8.3%
Consumer staples	7.4%
Energy	6.8%
Real estate	2.9%
Materials	1.0%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FULA-A-II

12/25

2/26

Fundamental Large Cap Value Trust

John Hancock Variable Insurance Trust
Fundamental Large Cap Value Trust
Series NAV/JADIX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series NAV/JADIX)	$78	0.72%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Large Cap Value Trust (Series NAV/JADIX) returned 16.01% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to absolute performance by posting positive returns for the period driven by Nasdaq, Inc. and Citigroup, Inc.
Information technology | The information technology also contributed to absolute performance. Samsung Electronics Company, Ltd., and Oracle Corp. were leading performers in this sector.
Other contributors | The industrials and health care sectors were other contributing sectors to absolute performance.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector detracted the most from absolute fund performance with holdings in Mobileye Global, Inc., Lennar Corp., and CarMax, Inc.
Materials | The materials sector was another fund performance detractor led by LyondellBasell Industries NV.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Value Trust (Series NAV/JADIX)	16.01%	14.96%	12.64%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Value Index	15.91%	11.33%	10.53%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$837,832,910
Total number of portfolio holdings	64
Total advisory fees paid (net)	$5,432,814
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	4.1%
Alphabet, Inc., Class A	3.8%
Nasdaq, Inc.	3.7%
Elevance Health, Inc.	3.6%
Elanco Animal Health, Inc.	3.4%
Microsoft Corp.	3.3%
Hologic, Inc.	3.0%
Crown Castle, Inc.	2.9%
KKR & Company, Inc.	2.6%
GSK PLC, ADR	2.5%

Sector Composition
Health care	20.0%
Financials	16.1%
Information technology	13.4%
Industrials	11.6%
Consumer discretionary	8.7%
Communication services	8.3%
Consumer staples	7.4%
Energy	6.8%
Real estate	2.9%
Materials	1.0%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FULA-A-NAV

12/25

2/26

Fundamental Large Cap Value Trust

John Hancock Variable Insurance Trust
Global Equity Trust
Series I/JEFGX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series I/JEFGX)	$101	0.93%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Trust (Series I/JEFGX) returned 18.13% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to absolute performance by posting positive returns for the period and was led by holdings in ING Groep NV and Wells Fargo & Company.
Information technology | The information technology sector also contributed to absolute performance. Samsung Electronics Company, Ltd., and Oracle Corp. were leading performers in this sector.
Other contributors | The industrials and materials sectors were other contributing sectors to absolute performance and were led by L3Harris Technologies, Inc. and CRH PLC, respectively.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | There were no meaningful detractors from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Trust (Series I/JEFGX)	18.13%	10.12%	8.34%
MSCI World Index	21.09%	12.15%	12.17%
MSCI World Value Index	20.79%	11.35%	9.23%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$300,694,650
Total number of portfolio holdings	66
Total advisory fees paid (net)	$2,334,505
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	2.9%
McKesson Corp.	2.8%
ING Groep NV	2.7%
CRH PLC	2.5%
Citigroup, Inc.	2.5%
Wells Fargo & Company	2.4%
Bank of America Corp.	2.3%
Deutsche Bank AG	2.3%
CSX Corp.	2.2%
Sumitomo Mitsui Trust Group, Inc.	2.2%

Sector Composition
Financials	24.7%
Industrials	16.8%
Information technology	10.5%
Health care	9.5%
Consumer discretionary	9.3%
Materials	8.4%
Communication services	5.4%
Consumer staples	5.3%
Energy	4.6%
Utilities	3.6%
Real estate	1.0%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
GLOE-A-I
12/25
2/26
Global Equity Trust

John Hancock Variable Insurance Trust
Global Equity Trust
Series II/JAJFX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series II/JAJFX)	$123	1.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Trust (Series II/JAJFX) returned 17.91% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to absolute performance by posting positive returns for the period and was led by holdings in ING Groep NV and Wells Fargo & Company.
Information technology | The information technology sector also contributed to absolute performance. Samsung Electronics Company, Ltd., and Oracle Corp. were leading performers in this sector.
Other contributors | The industrials and materials sectors were other contributing sectors to absolute performance and were led by L3Harris Technologies, Inc. and CRH PLC, respectively.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | There were no meaningful detractors from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Trust (Series II/JAJFX)	17.91%	9.89%	8.13%
MSCI World Index	21.09%	12.15%	12.17%
MSCI World Value Index	20.79%	11.35%	9.23%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$300,694,650
Total number of portfolio holdings	66
Total advisory fees paid (net)	$2,334,505
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	2.9%
McKesson Corp.	2.8%
ING Groep NV	2.7%
CRH PLC	2.5%
Citigroup, Inc.	2.5%
Wells Fargo & Company	2.4%
Bank of America Corp.	2.3%
Deutsche Bank AG	2.3%
CSX Corp.	2.2%
Sumitomo Mitsui Trust Group, Inc.	2.2%

Sector Composition
Financials	24.7%
Industrials	16.8%
Information technology	10.5%
Health care	9.5%
Consumer discretionary	9.3%
Materials	8.4%
Communication services	5.4%
Consumer staples	5.3%
Energy	4.6%
Utilities	3.6%
Real estate	1.0%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
GLOE-A-II
12/25
2/26
Global Equity Trust

John Hancock Variable Insurance Trust
Global Equity Trust
Series NAV/JAJGX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series NAV/JAJGX)	$96	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Trust (Series NAV/JAJGX) returned 18.20% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to absolute performance by posting positive returns for the period and was led by holdings in ING Groep NV and Wells Fargo & Company.
Information technology | The information technology sector also contributed to absolute performance. Samsung Electronics Company, Ltd., and Oracle Corp. were leading performers in this sector.
Other contributors | The industrials and materials sectors were other contributing sectors to absolute performance and were led by L3Harris Technologies, Inc. and CRH PLC, respectively.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | There were no meaningful detractors from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Trust (Series NAV/JAJGX)	18.20%	10.17%	8.39%
MSCI World Index	21.09%	12.15%	12.17%
MSCI World Value Index	20.79%	11.35%	9.23%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$300,694,650
Total number of portfolio holdings	66
Total advisory fees paid (net)	$2,334,505
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	2.9%
McKesson Corp.	2.8%
ING Groep NV	2.7%
CRH PLC	2.5%
Citigroup, Inc.	2.5%
Wells Fargo & Company	2.4%
Bank of America Corp.	2.3%
Deutsche Bank AG	2.3%
CSX Corp.	2.2%
Sumitomo Mitsui Trust Group, Inc.	2.2%

Sector Composition
Financials	24.7%
Industrials	16.8%
Information technology	10.5%
Health care	9.5%
Consumer discretionary	9.3%
Materials	8.4%
Communication services	5.4%
Consumer staples	5.3%
Energy	4.6%
Utilities	3.6%
Real estate	1.0%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
GLOE-A-NAV
12/25
2/26
Global Equity Trust

John Hancock Variable Insurance Trust
Health Sciences Trust
Series I/JEHSX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series I/JEHSX)	$110	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Health Sciences Trust (Series I/JEHSX) returned 19.49% for the year ended December 31, 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s tariffs, the market rallied after a 90-day pause was declared on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing, beginning with a September rate cut.
TOP PERFORMANCE CONTRIBUTORS
Biotechnolgy | The biotechnology industry contributed to absolute performance driven by Insmed, Inc.
Pharmaceuticals | Pharmaceuticals aided absolute performance driven by Eli Lilly & Company.
Life sciences | The life sciences industry also contributed by posting positive absolute returns for the period driven by Thermo Fisher Scientific, Inc.

TOP PERFORMANCE DETRACTORS
Services | The services industry detracted by posting negative absolute returns for the period driven by UnitedHealth Group, Inc.
Consumer nondurables | The consumer nondurables industry also detracted from absolute performance driven by Monopar Therapeutics, Inc.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Health Sciences Trust (Series I/JEHSX)	19.49%	4.15%	8.70%
S&P 500 Index	17.88%	14.42%	14.82%
Lipper Health/Biotechnology Index	22.02%	3.26%	8.18%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$246,135,019
Total number of portfolio holdings	171
Total advisory fees paid (net)	$1,815,811
Portfolio turnover rate	68%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	12.4%
Intuitive Surgical, Inc.	4.5%
Thermo Fisher Scientific, Inc.	4.3%
Argenx SE, ADR	3.9%
Stryker Corp.	3.6%
UnitedHealth Group, Inc.	3.3%
AstraZeneca PLC, ADR	2.8%
AbbVie, Inc.	2.8%
Danaher Corp.	2.8%
Regeneron Pharmaceuticals, Inc.	2.6%

Industry Composition
Biotechnology	42.9%
Pharmaceuticals	22.0%
Health care equipment and supplies	13.2%
Health care providers and services	12.4%
Life sciences tools and services	8.8%
Health care technology	0.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

HEAS-A-I

12/25

2/26

Health Sciences Trust

John Hancock Variable Insurance Trust
Health Sciences Trust
Series II/JAFKX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series II/JAFKX)	$132	1.20%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Health Sciences Trust (Series II/JAFKX) returned 19.22% for the year ended December 31, 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s tariffs, the market rallied after a 90-day pause was declared on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing, beginning with a September rate cut.
TOP PERFORMANCE CONTRIBUTORS
Biotechnolgy | The biotechnology industry contributed to absolute performance driven by Insmed, Inc.
Pharmaceuticals | Pharmaceuticals aided absolute performance driven by Eli Lilly & Company.
Life sciences | The life sciences industry also contributed by posting positive absolute returns for the period driven by Thermo Fisher Scientific, Inc.

TOP PERFORMANCE DETRACTORS
Services | The services industry detracted by posting negative absolute returns for the period driven by UnitedHealth Group, Inc.
Consumer nondurables | The consumer nondurables industry also detracted from absolute performance driven by Monopar Therapeutics, Inc.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Health Sciences Trust (Series II/JAFKX)	19.22%	3.94%	8.48%
S&P 500 Index	17.88%	14.42%	14.82%
Lipper Health/Biotechnology Index	22.02%	3.26%	8.18%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$246,135,019
Total number of portfolio holdings	171
Total advisory fees paid (net)	$1,815,811
Portfolio turnover rate	68%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	12.4%
Intuitive Surgical, Inc.	4.5%
Thermo Fisher Scientific, Inc.	4.3%
Argenx SE, ADR	3.9%
Stryker Corp.	3.6%
UnitedHealth Group, Inc.	3.3%
AstraZeneca PLC, ADR	2.8%
AbbVie, Inc.	2.8%
Danaher Corp.	2.8%
Regeneron Pharmaceuticals, Inc.	2.6%

Industry Composition
Biotechnology	42.9%
Pharmaceuticals	22.0%
Health care equipment and supplies	13.2%
Health care providers and services	12.4%
Life sciences tools and services	8.8%
Health care technology	0.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

HEAS-A-II

12/25

2/26

Health Sciences Trust

John Hancock Variable Insurance Trust
Health Sciences Trust
Series NAV/JAFMX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series NAV/JAFMX)	$104	0.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Health Sciences Trust (Series NAV/JAFMX) returned 19.53% for the year ended December 31, 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s tariffs, the market rallied after a 90-day pause was declared on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing, beginning with a September rate cut.
TOP PERFORMANCE CONTRIBUTORS
Biotechnolgy | The biotechnology industry contributed to absolute performance driven by Insmed, Inc.
Pharmaceuticals | Pharmaceuticals aided absolute performance driven by Eli Lilly & Company.
Life sciences | The life sciences industry also contributed by posting positive absolute returns for the period driven by Thermo Fisher Scientific, Inc.

TOP PERFORMANCE DETRACTORS
Services | The services industry detracted by posting negative absolute returns for the period driven by UnitedHealth Group, Inc.
Consumer nondurables | The consumer nondurables industry also detracted from absolute performance driven by Monopar Therapeutics, Inc.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Health Sciences Trust (Series NAV/JAFMX)	19.53%	4.19%	8.75%
S&P 500 Index	17.88%	14.42%	14.82%
Lipper Health/Biotechnology Index	22.02%	3.26%	8.18%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$246,135,019
Total number of portfolio holdings	171
Total advisory fees paid (net)	$1,815,811
Portfolio turnover rate	68%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	12.4%
Intuitive Surgical, Inc.	4.5%
Thermo Fisher Scientific, Inc.	4.3%
Argenx SE, ADR	3.9%
Stryker Corp.	3.6%
UnitedHealth Group, Inc.	3.3%
AstraZeneca PLC, ADR	2.8%
AbbVie, Inc.	2.8%
Danaher Corp.	2.8%
Regeneron Pharmaceuticals, Inc.	2.6%

Industry Composition
Biotechnology	42.9%
Pharmaceuticals	22.0%
Health care equipment and supplies	13.2%
Health care providers and services	12.4%
Life sciences tools and services	8.8%
Health care technology	0.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

HEAS-A-NAV

12/25

2/26

Health Sciences Trust

John Hancock Variable Insurance Trust
International Equity Index Trust
Series I/JIEQX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series I/JIEQX)	$47	0.40%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Equity Index Trust (Series I/JIEQX) returned 32.50% for the year ended December 31, 2025. Global ex US equity markets delivered broadly positive performance in 2025, supported by easing inflation, currency tailwinds from a softer US dollar, and improving macroeconomic stability across Europe and Asia.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top contributors to performance were Taiwan Semiconductor Manufacturing Company, Ltd., Samsung Electronics Company, Ltd., and SK Hynix, Inc.
Country | Across Asia, strong technology demand, particularly in semiconductors, helped drive robust returns in markets such as Taiwan, Korea, and Japan.
Emerging regions | Select emerging regions saw gains supported by falling inflation, accommodative central banks, and commodity-linked strength.

TOP PERFORMANCE DETRACTORS
Holdings | The top detractors from performance were Novo Nordisk A/S, Meituan, and CSL, Ltd.
Country | The portfolio’s allocation to Denmark was the largest drag on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Index Trust (Series I/JIEQX)	32.50%	7.64%	8.28%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,193,504,519
Total number of portfolio holdings	1,969
Total advisory fees paid (net)	$2,315,640
Portfolio turnover rate	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.6%
Tencent Holdings, Ltd.	1.5%
ASML Holding NV	1.2%
Samsung Electronics Company, Ltd.	1.2%
Alibaba Group Holding, Ltd.	1.0%
Roche Holding AG	0.9%
AstraZeneca PLC	0.9%
HSBC Holdings PLC	0.8%
Novartis AG	0.8%
Nestle SA	0.8%

Sector Composition
Financials	24.8%
Information technology	14.5%
Industrials	14.5%
Consumer discretionary	9.8%
Health care	7.8%
Materials	6.8%
Consumer staples	5.9%
Communication services	5.5%
Energy	4.3%
Utilities	3.1%
Real estate	1.4%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

INDE-A-I

12/25

2/26

International Equity Index Trust

John Hancock Variable Insurance Trust
International Equity Index Trust
Series II/JAJEX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series II/JAJEX)	$70	0.60%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Equity Index Trust (Series II/JAJEX) returned 32.26% for the year ended December 31, 2025. Global ex US equity markets delivered broadly positive performance in 2025, supported by easing inflation, currency tailwinds from a softer US dollar, and improving macroeconomic stability across Europe and Asia.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top contributors to performance were Taiwan Semiconductor Manufacturing Company, Ltd., Samsung Electronics Company, Ltd., and SK Hynix, Inc.
Country | Across Asia, strong technology demand, particularly in semiconductors, helped drive robust returns in markets such as Taiwan, Korea, and Japan.
Emerging regions | Select emerging regions saw gains supported by falling inflation, accommodative central banks, and commodity-linked strength.

TOP PERFORMANCE DETRACTORS
Holdings | The top detractors from performance were Novo Nordisk A/S, Meituan, and CSL, Ltd.
Country | The portfolio’s allocation to Denmark was the largest drag on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Index Trust (Series II/JAJEX)	32.26%	7.42%	8.07%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,193,504,519
Total number of portfolio holdings	1,969
Total advisory fees paid (net)	$2,315,640
Portfolio turnover rate	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.6%
Tencent Holdings, Ltd.	1.5%
ASML Holding NV	1.2%
Samsung Electronics Company, Ltd.	1.2%
Alibaba Group Holding, Ltd.	1.0%
Roche Holding AG	0.9%
AstraZeneca PLC	0.9%
HSBC Holdings PLC	0.8%
Novartis AG	0.8%
Nestle SA	0.8%

Sector Composition
Financials	24.8%
Information technology	14.5%
Industrials	14.5%
Consumer discretionary	9.8%
Health care	7.8%
Materials	6.8%
Consumer staples	5.9%
Communication services	5.5%
Energy	4.3%
Utilities	3.1%
Real estate	1.4%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

INDE-A-II

12/25

2/26

International Equity Index Trust

John Hancock Variable Insurance Trust
International Equity Index Trust
Series NAV/JVANX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series NAV/JVANX)	$41	0.35%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Equity Index Trust (Series NAV/JVANX) returned 32.57% for the year ended December 31, 2025. Global ex US equity markets delivered broadly positive performance in 2025, supported by easing inflation, currency tailwinds from a softer US dollar, and improving macroeconomic stability across Europe and Asia.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top contributors to performance were Taiwan Semiconductor Manufacturing Company, Ltd., Samsung Electronics Company, Ltd., and SK Hynix, Inc.
Country | Across Asia, strong technology demand, particularly in semiconductors, helped drive robust returns in markets such as Taiwan, Korea, and Japan.
Emerging regions | Select emerging regions saw gains supported by falling inflation, accommodative central banks, and commodity-linked strength.

TOP PERFORMANCE DETRACTORS
Holdings | The top detractors from performance were Novo Nordisk A/S, Meituan, and CSL, Ltd.
Country | The portfolio’s allocation to Denmark was the largest drag on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Index Trust (Series NAV/JVANX)	32.57%	7.68%	8.33%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,193,504,519
Total number of portfolio holdings	1,969
Total advisory fees paid (net)	$2,315,640
Portfolio turnover rate	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.6%
Tencent Holdings, Ltd.	1.5%
ASML Holding NV	1.2%
Samsung Electronics Company, Ltd.	1.2%
Alibaba Group Holding, Ltd.	1.0%
Roche Holding AG	0.9%
AstraZeneca PLC	0.9%
HSBC Holdings PLC	0.8%
Novartis AG	0.8%
Nestle SA	0.8%

Sector Composition
Financials	24.8%
Information technology	14.5%
Industrials	14.5%
Consumer discretionary	9.8%
Health care	7.8%
Materials	6.8%
Consumer staples	5.9%
Communication services	5.5%
Energy	4.3%
Utilities	3.1%
Real estate	1.4%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INDE-A-NAV
12/25
2/26
International Equity Index Trust

John Hancock Variable Insurance Trust
International Small Company Trust
Series I/JAJCX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series I/JAJCX)	$125	1.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Small Company Trust (Series I/JAJCX) returned 34.98% for the year ended December 31, 2025. Globally, markets reacted favorably to interest rate cuts from central banks and enthusiasm over artificial intelligence buoyed many stocks globally. While returns were largely positive across most sectors and regions, within developed markets several Eurozone countries as well as Canada outperformed, while Korea delivered notably strong returns within emerging markets. During the one-year period, most of the major developed ex US market currencies, such as the Swedish krona and the Swiss franc, appreciated relative to the US dollar while others, such as the Hong Kong dollar, depreciated. Overall, currency movements had a positive impact on the US dollar-denominated returns of the developed ex US market.
TOP PERFORMANCE CONTRIBUTORS
Portfolio allocation | The portfolio's allocation to international small cap stocks, excluding those with the lowest profitability and highest relative prices, contributed to absolute performance.
Sector | At the sector level, the portfolio's allocations to industrials and materials contributed to absolute performance.
Country | At the country level, the portfolio's allocation to Japan contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
Sector | At the sector level, the portfolio’s allocations to financials and materials contributed to absolute performance.
Country | While the portfolio's overall allocation to Germany contributed overall, specific holdings such as Gerresheimer AG and Puma SE detracted from performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Trust (Series I/JAJCX)	34.98%	7.99%	7.79%
MSCI World ex USA Index	31.85%	9.46%	8.55%
MSCI World ex USA Small Cap Index	34.07%	6.49%	8.05%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$114,022,167
Total number of portfolio holdings	2,806
Total advisory fees paid (net)	$818,996
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Helvetia Baloise Holding AG	0.5%
Swiss Prime Site AG	0.5%
BAWAG Group AG	0.4%
IAMGOLD Corp.	0.3%
Hudbay Minerals, Inc.	0.3%
China Gold International Resources Corp., Ltd.	0.3%
Orion OYJ, Class B	0.3%
PSP Swiss Property AG	0.3%
SPIE SA	0.3%
Belimo Holding AG	0.3%

Sector Composition
Industrials	24.0%
Materials	14.6%
Financials	13.5%
Consumer discretionary	12.3%
Information technology	7.3%
Health care	5.5%
Consumer staples	5.3%
Energy	4.7%
Real estate	4.5%
Communication services	3.8%
Utilities	3.4%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

INSC-A-I

12/25

2/26

International Small Company Trust

John Hancock Variable Insurance Trust
International Small Company Trust
Series II/JAADX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series II/JAADX)	$148	1.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Small Company Trust (Series II/JAADX) returned 34.67% for the year ended December 31, 2025. Globally, markets reacted favorably to interest rate cuts from central banks and enthusiasm over artificial intelligence buoyed many stocks globally. While returns were largely positive across most sectors and regions, within developed markets several Eurozone countries as well as Canada outperformed, while Korea delivered notably strong returns within emerging markets. During the one-year period, most of the major developed ex US market currencies, such as the Swedish krona and the Swiss franc, appreciated relative to the US dollar while others, such as the Hong Kong dollar, depreciated. Overall, currency movements had a positive impact on the US dollar-denominated returns of the developed ex US market.
TOP PERFORMANCE CONTRIBUTORS
Portfolio allocation | The portfolio's allocation to international small cap stocks, excluding those with the lowest profitability and highest relative prices, contributed to absolute performance.
Sector | At the sector level, the portfolio's allocations to industrials and materials contributed to absolute performance.
Country | At the country level, the portfolio's allocation to Japan contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
Sector | At the sector level, the portfolio’s allocations to financials and materials contributed to absolute performance.
Country | While the portfolio's overall allocation to Germany contributed overall, specific holdings such as Gerresheimer AG and Puma SE detracted from performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Trust (Series II/JAADX)	34.67%	7.77%	7.57%
MSCI World ex USA Index	31.85%	9.46%	8.55%
MSCI World ex USA Small Cap Index	34.07%	6.49%	8.05%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$114,022,167
Total number of portfolio holdings	2,806
Total advisory fees paid (net)	$818,996
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Helvetia Baloise Holding AG	0.5%
Swiss Prime Site AG	0.5%
BAWAG Group AG	0.4%
IAMGOLD Corp.	0.3%
Hudbay Minerals, Inc.	0.3%
China Gold International Resources Corp., Ltd.	0.3%
Orion OYJ, Class B	0.3%
PSP Swiss Property AG	0.3%
SPIE SA	0.3%
Belimo Holding AG	0.3%

Sector Composition
Industrials	24.0%
Materials	14.6%
Financials	13.5%
Consumer discretionary	12.3%
Information technology	7.3%
Health care	5.5%
Consumer staples	5.3%
Energy	4.7%
Real estate	4.5%
Communication services	3.8%
Utilities	3.4%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

INSC-A-II

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International Small Company Trust

John Hancock Variable Insurance Trust
International Small Company Trust
Series NAV/JAJDX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series NAV/JAJDX)	$119	1.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Small Company Trust (Series NAV/JAJDX) returned 35.01% for the year ended December 31, 2025. Globally, markets reacted favorably to interest rate cuts from central banks and enthusiasm over artificial intelligence buoyed many stocks globally. While returns were largely positive across most sectors and regions, within developed markets several Eurozone countries as well as Canada outperformed, while Korea delivered notably strong returns within emerging markets. During the one-year period, most of the major developed ex US market currencies, such as the Swedish krona and the Swiss franc, appreciated relative to the US dollar while others, such as the Hong Kong dollar, depreciated. Overall, currency movements had a positive impact on the US dollar-denominated returns of the developed ex US market.
TOP PERFORMANCE CONTRIBUTORS
Portfolio allocation | The portfolio's allocation to international small cap stocks, excluding those with the lowest profitability and highest relative prices, contributed to absolute performance.
Sector | At the sector level, the portfolio's allocations to industrials and materials contributed to absolute performance.
Country | At the country level, the portfolio's allocation to Japan contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
Sector | At the sector level, the portfolio’s allocations to financials and materials contributed to absolute performance.
Country | While the portfolio's overall allocation to Germany contributed overall, specific holdings such as Gerresheimer AG and Puma SE detracted from performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Trust (Series NAV/JAJDX)	35.01%	8.04%	7.85%
MSCI World ex USA Index	31.85%	9.46%	8.55%
MSCI World ex USA Small Cap Index	34.07%	6.49%	8.05%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$114,022,167
Total number of portfolio holdings	2,806
Total advisory fees paid (net)	$818,996
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Helvetia Baloise Holding AG	0.5%
Swiss Prime Site AG	0.5%
BAWAG Group AG	0.4%
IAMGOLD Corp.	0.3%
Hudbay Minerals, Inc.	0.3%
China Gold International Resources Corp., Ltd.	0.3%
Orion OYJ, Class B	0.3%
PSP Swiss Property AG	0.3%
SPIE SA	0.3%
Belimo Holding AG	0.3%

Sector Composition
Industrials	24.0%
Materials	14.6%
Financials	13.5%
Consumer discretionary	12.3%
Information technology	7.3%
Health care	5.5%
Consumer staples	5.3%
Energy	4.7%
Real estate	4.5%
Communication services	3.8%
Utilities	3.4%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

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International Small Company Trust

John Hancock Variable Insurance Trust
Lifestyle Balanced Portfolio
Series I/JHBPX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series I/JHBPX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Balanced Portfolio (Series I/JHBPX) returned 14.10% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | International and U.S. large-cap stocks were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Balanced Portfolio (Series I/JHBPX)	14.10%	5.44%	7.02%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderate Target Allocation Index	14.60%	7.54%	8.88%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	14.25%	5.80%	7.39%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$998,797,669
Total number of portfolio holdings	3
Total advisory fees paid (net)	$359,864
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	50.1%
Fixed income	49.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
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Lifestyle Balanced Portfolio

John Hancock Variable Insurance Trust
Lifestyle Balanced Portfolio
Series II/JAILX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series II/JAILX)	$34	0.32%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Balanced Portfolio (Series II/JAILX) returned 13.81% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | International and U.S. large-cap stocks were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Balanced Portfolio (Series II/JAILX)	13.81%	5.23%	6.81%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderate Target Allocation Index	14.60%	7.54%	8.88%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	14.25%	5.80%	7.39%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$998,797,669
Total number of portfolio holdings	3
Total advisory fees paid (net)	$359,864
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	50.1%
Fixed income	49.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LBP-A-II
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Lifestyle Balanced Portfolio

John Hancock Variable Insurance Trust
Lifestyle Balanced Portfolio
Series NAV/JAINX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series NAV/JAINX)	$7	0.07%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Balanced Portfolio (Series NAV/JAINX) returned 14.06% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | International and U.S. large-cap stocks were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Balanced Portfolio (Series NAV/JAINX)	14.06%	5.49%	7.07%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderate Target Allocation Index	14.60%	7.54%	8.88%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	14.25%	5.80%	7.39%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$998,797,669
Total number of portfolio holdings	3
Total advisory fees paid (net)	$359,864
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	50.1%
Fixed income	49.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LBP-A-NAV
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Lifestyle Balanced Portfolio

John Hancock Variable Insurance Trust
Lifestyle Conservative Portfolio
Series I/JHCIX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series I/JHCIX)	$14	0.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Conservative Portfolio (Series I/JHCIX) returned 10.05% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed the most to absolute performance.
Equity allocation | The fund's equity allocation to international and U.S. large-cap stocks also contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Conservative Portfolio (Series I/JHCIX)	10.05%	1.97%	4.16%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Conservative Target Allocation Index	9.61%	2.99%	4.67%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	10.06%	2.10%	4.19%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$149,357,321
Total number of portfolio holdings	3
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	80.1%
Equity	19.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LICO-A-I

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Lifestyle Conservative Portfolio

John Hancock Variable Insurance Trust
Lifestyle Conservative Portfolio
Series II/JAIRX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series II/JAIRX)	$35	0.33%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Conservative Portfolio (Series II/JAIRX) returned 9.82% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed the most to absolute performance.
Equity allocation | The fund's equity allocation to international and U.S. large-cap stocks also contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Conservative Portfolio (Series II/JAIRX)	9.82%	1.77%	3.95%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Conservative Target Allocation Index	9.61%	2.99%	4.67%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	10.06%	2.10%	4.19%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$149,357,321
Total number of portfolio holdings	3
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	80.1%
Equity	19.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LICO-A-II

12/25

2/26

Lifestyle Conservative Portfolio

John Hancock Variable Insurance Trust
Lifestyle Conservative Portfolio
Series NAV/JAIQX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series NAV/JAIQX)	$8	0.08%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Conservative Portfolio (Series NAV/JAIQX) returned 10.07% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed the most to absolute performance.
Equity allocation | The fund's equity allocation to international and U.S. large-cap stocks also contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Conservative Portfolio (Series NAV/JAIQX)	10.07%	2.02%	4.20%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Conservative Target Allocation Index	9.61%	2.99%	4.67%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	10.06%	2.10%	4.19%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$149,357,321
Total number of portfolio holdings	3
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	80.1%
Equity	19.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LICO-A-NAV

12/25

2/26

Lifestyle Conservative Portfolio

John Hancock Variable Insurance Trust
Lifestyle Growth Portfolio
Series I/JHGPX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series I/JHGPX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Growth Portfolio (Series I/JHGPX) returned 16.72% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | International and U.S. large-cap stocks were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Growth Portfolio (Series I/JHGPX)	16.72%	7.79%	8.90%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderately Aggressive Target Allocation Index	17.72%	9.40%	10.51%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	17.07%	8.27%	9.47%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,183,371,691
Total number of portfolio holdings	3
Total advisory fees paid (net)	$1,869,916
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	70.5%
Fixed income	29.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LIGR-A-I

12/25

2/26

Lifestyle Growth Portfolio

John Hancock Variable Insurance Trust
Lifestyle Growth Portfolio
Series II/JAIKX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series II/JAIKX)	$35	0.32%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Growth Portfolio (Series II/JAIKX) returned 16.51% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | International and U.S. large-cap stocks were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Growth Portfolio (Series II/JAIKX)	16.51%	7.58%	8.69%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderately Aggressive Target Allocation Index	17.72%	9.40%	10.51%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	17.07%	8.27%	9.47%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,183,371,691
Total number of portfolio holdings	3
Total advisory fees paid (net)	$1,869,916
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	70.5%
Fixed income	29.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LIGR-A-II

12/25

2/26

Lifestyle Growth Portfolio

John Hancock Variable Insurance Trust
Lifestyle Growth Portfolio
Series NAV/JAIJX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series NAV/JAIJX)	$8	0.07%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Growth Portfolio (Series NAV/JAIJX) returned 16.84% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | International and U.S. large-cap stocks were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Growth Portfolio (Series NAV/JAIJX)	16.84%	7.86%	8.96%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderately Aggressive Target Allocation Index	17.72%	9.40%	10.51%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	17.07%	8.27%	9.47%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,183,371,691
Total number of portfolio holdings	3
Total advisory fees paid (net)	$1,869,916
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	70.5%
Fixed income	29.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LIGR-A-NAV

12/25

2/26

Lifestyle Growth Portfolio

John Hancock Variable Insurance Trust
Lifestyle Moderate Portfolio
Series I/JHMPX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series I/JHMPX)	$14	0.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Moderate Portfolio (Series I/JHMPX) returned 12.67% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | International and U.S. large-cap stocks were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Moderate Portfolio (Series I/JHMPX)	12.67%	4.25%	6.04%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Moderately Conservative Target Allocation Index	12.35%	5.00%	6.53%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	12.84%	4.56%	6.33%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$270,223,890
Total number of portfolio holdings	3
Total advisory fees paid (net)	$53,296
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	60.1%
Equity	39.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LIMO-A-I

12/25

2/26

Lifestyle Moderate Portfolio

John Hancock Variable Insurance Trust
Lifestyle Moderate Portfolio
Series II/JAIPX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series II/JAIPX)	$35	0.33%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Moderate Portfolio (Series II/JAIPX) returned 12.48% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | International and U.S. large-cap stocks were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Moderate Portfolio (Series II/JAIPX)	12.48%	4.05%	5.84%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Moderately Conservative Target Allocation Index	12.35%	5.00%	6.53%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	12.84%	4.56%	6.33%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$270,223,890
Total number of portfolio holdings	3
Total advisory fees paid (net)	$53,296
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	60.1%
Equity	39.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LIMO-A-II

12/25

2/26

Lifestyle Moderate Portfolio

John Hancock Variable Insurance Trust
Lifestyle Moderate Portfolio
Series NAV/JAIOX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series NAV/JAIOX)	$9	0.08%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Moderate Portfolio (Series NAV/JAIOX) returned 12.69% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | International and U.S. large-cap stocks were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Moderate Portfolio (Series NAV/JAIOX)	12.69%	4.30%	6.10%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Moderately Conservative Target Allocation Index	12.35%	5.00%	6.53%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	12.84%	4.56%	6.33%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$270,223,890
Total number of portfolio holdings	3
Total advisory fees paid (net)	$53,296
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	60.1%
Equity	39.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LIMO-A-NAV

12/25

2/26

Lifestyle Moderate Portfolio

John Hancock Variable Insurance Trust
Mid Cap Growth Trust
Series I/JAETX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series I/JAETX)	$96	0.93%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Growth Trust (Series I/JAETX) returned 6.11% for the year ended December 31, 2025. U.S. equities rose over the twelve-month period ending December 31, 2025, buoyed by easing inflation, robust corporate earnings, improved trade sentiment, and above-trend GDP growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence valuation concerns, Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. The Federal Reserve lowered interest rates to bolster a cooling labor market yet maintained caution amid uneven inflation and lingering data gaps following the government shutdown.
TOP PERFORMANCE CONTRIBUTORS
Holdings | Positions in Palantir Technologies, Inc. and Celestica, Inc. contributed the most to the fund’s absolute performance.
Sector | The information technology and health care sectors contributed the most to the fund’s absolute performance.

TOP PERFORMANCE DETRACTORS
Holdings | Positions in Marvell Technology, Inc. and Roblox Corp. were the top detractors from the fund’s absolute performance.
Sector | The consumer staples and real estate sectors detracted the most from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Trust (Series I/JAETX)	6.11%	1.30%	11.69%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$630,014,132
Total number of portfolio holdings	68
Total advisory fees paid (net)	$5,243,954
Portfolio turnover rate	143%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Natera, Inc.	3.8%
Cloudflare, Inc., Class A	3.6%
Vertiv Holdings Company, Class A	3.2%
Howmet Aerospace, Inc.	3.2%
Quanta Services, Inc.	3.1%
Axon Enterprise, Inc.	2.8%
Marriott International, Inc., Class A	2.6%
Reddit, Inc., Class A	2.5%
Liberty Media Corp.-Liberty Formula One, Series C	2.4%
Royal Caribbean Cruises, Ltd.	2.4%

Sector Composition
Information technology	22.0%
Consumer discretionary	19.8%
Industrials	18.0%
Health care	12.7%
Communication services	9.0%
Financials	6.4%
Energy	3.8%
Utilities	3.6%
Consumer staples	1.6%
Real estate	1.2%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MIGR-A-I

12/25

2/26

Mid Cap Growth Trust

John Hancock Variable Insurance Trust
Mid Cap Growth Trust
Series II/JAEUX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series II/JAEUX)	$116	1.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Growth Trust (Series II/JAEUX) returned 5.94% for the year ended December 31, 2025. U.S. equities rose over the twelve-month period ending December 31, 2025, buoyed by easing inflation, robust corporate earnings, improved trade sentiment, and above-trend GDP growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence valuation concerns, Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. The Federal Reserve lowered interest rates to bolster a cooling labor market yet maintained caution amid uneven inflation and lingering data gaps following the government shutdown.
TOP PERFORMANCE CONTRIBUTORS
Holdings | Positions in Palantir Technologies, Inc. and Celestica, Inc. contributed the most to the fund’s absolute performance.
Sector | The information technology and health care sectors contributed the most to the fund’s absolute performance.

TOP PERFORMANCE DETRACTORS
Holdings | Positions in Marvell Technology, Inc. and Roblox Corp. were the top detractors from the fund’s absolute performance.
Sector | The consumer staples and real estate sectors detracted the most from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Trust (Series II/JAEUX)	5.94%	1.10%	11.47%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$630,014,132
Total number of portfolio holdings	68
Total advisory fees paid (net)	$5,243,954
Portfolio turnover rate	143%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Natera, Inc.	3.8%
Cloudflare, Inc., Class A	3.6%
Vertiv Holdings Company, Class A	3.2%
Howmet Aerospace, Inc.	3.2%
Quanta Services, Inc.	3.1%
Axon Enterprise, Inc.	2.8%
Marriott International, Inc., Class A	2.6%
Reddit, Inc., Class A	2.5%
Liberty Media Corp.-Liberty Formula One, Series C	2.4%
Royal Caribbean Cruises, Ltd.	2.4%

Sector Composition
Information technology	22.0%
Consumer discretionary	19.8%
Industrials	18.0%
Health care	12.7%
Communication services	9.0%
Financials	6.4%
Energy	3.8%
Utilities	3.6%
Consumer staples	1.6%
Real estate	1.2%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MIGR-A-II

12/25

2/26

Mid Cap Growth Trust

John Hancock Variable Insurance Trust
Mid Cap Growth Trust
Series NAV/JAEVX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series NAV/JAEVX)	$91	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Growth Trust (Series NAV/JAEVX) returned 6.17% for the year ended December 31, 2025. U.S. equities rose over the twelve-month period ending December 31, 2025, buoyed by easing inflation, robust corporate earnings, improved trade sentiment, and above-trend GDP growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence valuation concerns, Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. The Federal Reserve lowered interest rates to bolster a cooling labor market yet maintained caution amid uneven inflation and lingering data gaps following the government shutdown.
TOP PERFORMANCE CONTRIBUTORS
Holdings | Positions in Palantir Technologies, Inc. and Celestica, Inc. contributed the most to the fund’s absolute performance.
Sector | The information technology and health care sectors contributed the most to the fund’s absolute performance.

TOP PERFORMANCE DETRACTORS
Holdings | Positions in Marvell Technology, Inc. and Roblox Corp. were the top detractors from the fund’s absolute performance.
Sector | The consumer staples and real estate sectors detracted the most from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Trust (Series NAV/JAEVX)	6.17%	1.36%	11.75%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$630,014,132
Total number of portfolio holdings	68
Total advisory fees paid (net)	$5,243,954
Portfolio turnover rate	143%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Natera, Inc.	3.8%
Cloudflare, Inc., Class A	3.6%
Vertiv Holdings Company, Class A	3.2%
Howmet Aerospace, Inc.	3.2%
Quanta Services, Inc.	3.1%
Axon Enterprise, Inc.	2.8%
Marriott International, Inc., Class A	2.6%
Reddit, Inc., Class A	2.5%
Liberty Media Corp.-Liberty Formula One, Series C	2.4%
Royal Caribbean Cruises, Ltd.	2.4%

Sector Composition
Information technology	22.0%
Consumer discretionary	19.8%
Industrials	18.0%
Health care	12.7%
Communication services	9.0%
Financials	6.4%
Energy	3.8%
Utilities	3.6%
Consumer staples	1.6%
Real estate	1.2%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MIGR-A-NAV
12/25
2/26
Mid Cap Growth Trust

John Hancock Variable Insurance Trust
Mid Cap Index Trust
Series I/JECIX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series I/JECIX)	$48	0.46%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Index Trust (Series I/JECIX) returned 6.98% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector contributed to performance by posting positive returns for the period. Comfort Systems USA, Inc. was a leading performer.
Information technology | Information technology also contributed to absolute performance with holdings in Ciena Corp. and Lumentum Holdings, Inc.
Financials | Interactive Brokers Group, Inc. was a leading performer in the financials sector.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Consumer discretionary detracted from absolute performance with holdings in Duolingo, Inc. and Floor & Decor Holdings, Inc.
Consumer staples | Consumer staples was another fund performance detractor.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Index Trust (Series I/JECIX)	6.98%	8.63%	10.23%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P MidCap 400 Index	7.50%	9.12%	10.72%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,174,805,921
Total number of portfolio holdings	404
Total advisory fees paid (net)	$4,258,140
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Ciena Corp.	1.0%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.8%
Flex, Ltd.	0.7%
Twilio, Inc., Class A	0.6%
United Therapeutics Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Illumina, Inc.	0.6%

Sector Composition
Industrials	22.8%
Financials	16.2%
Information technology	13.6%
Consumer discretionary	11.2%
Health care	8.6%
Real estate	6.2%
Materials	5.2%
Consumer staples	4.1%
Energy	3.8%
Utilities	3.2%
Communication services	1.9%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MIDC-A-I
12/25
2/26
Mid Cap Index Trust

John Hancock Variable Insurance Trust
Mid Cap Index Trust
Series II/JAEZX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series II/JAEZX)	$68	0.66%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Index Trust (Series II/JAEZX) returned 6.81% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector contributed to performance by posting positive returns for the period. Comfort Systems USA, Inc. was a leading performer.
Information technology | Information technology also contributed to absolute performance with holdings in Ciena Corp. and Lumentum Holdings, Inc.
Financials | Interactive Brokers Group, Inc. was a leading performer in the financials sector.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Consumer discretionary detracted from absolute performance with holdings in Duolingo, Inc. and Floor & Decor Holdings, Inc.
Consumer staples | Consumer staples was another fund performance detractor.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Index Trust (Series II/JAEZX)	6.81%	8.42%	10.02%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P MidCap 400 Index	7.50%	9.12%	10.72%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,174,805,921
Total number of portfolio holdings	404
Total advisory fees paid (net)	$4,258,140
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Ciena Corp.	1.0%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.8%
Flex, Ltd.	0.7%
Twilio, Inc., Class A	0.6%
United Therapeutics Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Illumina, Inc.	0.6%

Sector Composition
Industrials	22.8%
Financials	16.2%
Information technology	13.6%
Consumer discretionary	11.2%
Health care	8.6%
Real estate	6.2%
Materials	5.2%
Consumer staples	4.1%
Energy	3.8%
Utilities	3.2%
Communication services	1.9%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MIDC-A-II

12/25

2/26

Mid Cap Index Trust

John Hancock Variable Insurance Trust
Mid Cap Index Trust
Series NAV/JAEYX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series NAV/JAEYX)	$42	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Index Trust (Series NAV/JAEYX) returned 7.03% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector contributed to performance by posting positive returns for the period. Comfort Systems USA, Inc. was a leading performer.
Information technology | Information technology also contributed to absolute performance with holdings in Ciena Corp. and Lumentum Holdings, Inc.
Financials | Interactive Brokers Group, Inc. was a leading performer in the financials sector.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Consumer discretionary detracted from absolute performance with holdings in Duolingo, Inc. and Floor & Decor Holdings, Inc.
Consumer staples | Consumer staples was another fund performance detractor.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Index Trust (Series NAV/JAEYX)	7.03%	8.68%	10.29%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P MidCap 400 Index	7.50%	9.12%	10.72%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,174,805,921
Total number of portfolio holdings	404
Total advisory fees paid (net)	$4,258,140
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Ciena Corp.	1.0%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.8%
Flex, Ltd.	0.7%
Twilio, Inc., Class A	0.6%
United Therapeutics Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Illumina, Inc.	0.6%

Sector Composition
Industrials	22.8%
Financials	16.2%
Information technology	13.6%
Consumer discretionary	11.2%
Health care	8.6%
Real estate	6.2%
Materials	5.2%
Consumer staples	4.1%
Energy	3.8%
Utilities	3.2%
Communication services	1.9%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MIDC-A-NAV

12/25

2/26

Mid Cap Index Trust

John Hancock Variable Insurance Trust
Mid Value Trust
Series I/JEMUX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series I/JEMUX)	$95	0.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Value Trust (Series I/JEMUX) returned 5.85% for the year ended December 31, 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after a 90-day pause was declared on these tariffs for many countries and the administration began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector strongly contributed in absolute terms driven by Sandisk Corp.
Energy | The energy sector also contributed in absolute terms driven by TechnipFMC PLC.
Industrials | The industrials sector contributed by posting positive absolute returns for the period driven by APi Group Corp.
Financials | The financials sector also contributed driven by Popular, Inc.
TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector detracted by posting a negative absolute returns for the period. A position in Lamb Weston Holdings, Inc. weighed on fund performance.
Health care | The health care sector further detracted with Perrigo Company PLC. posting a negative return for the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Value Trust (Series I/JEMUX)	5.85%	11.65%	10.85%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Value Index	11.05%	9.83%	9.78%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$585,185,768
Total number of portfolio holdings	128
Total advisory fees paid (net)	$4,794,062
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The Cooper Companies, Inc.	1.7%
Keysight Technologies, Inc.	1.6%
The Middleby Corp.	1.5%
Corning, Inc.	1.5%
Corpay, Inc.	1.5%
API Group Corp.	1.5%
Lazard, Inc.	1.5%
Zimmer Biomet Holdings, Inc.	1.4%
StandardAero, Inc.	1.3%
American International Group, Inc.	1.3%

Sector Composition
Financials	20.9%
Industrials	18.8%
Information technology	13.7%
Health care	10.0%
Real estate	7.8%
Utilities	6.9%
Consumer discretionary	6.4%
Energy	6.2%
Materials	5.0%
Consumer staples	1.8%
Communication services	0.9%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVT-A-I

12/25

2/26

Mid Value Trust

John Hancock Variable Insurance Trust
Mid Value Trust
Series II/JAGYX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series II/JAGYX)	$115	1.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Value Trust (Series II/JAGYX) returned 5.65% for the year ended December 31, 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after a 90-day pause was declared on these tariffs for many countries and the administration began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector strongly contributed in absolute terms driven by Sandisk Corp.
Energy | The energy sector also contributed in absolute terms driven by TechnipFMC PLC.
Industrials | The industrials sector contributed by posting positive absolute returns for the period driven by APi Group Corp.
Financials | The financials sector also contributed driven by Popular, Inc.
TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector detracted by posting a negative absolute returns for the period. A position in Lamb Weston Holdings, Inc. weighed on fund performance.
Health care | The health care sector further detracted with Perrigo Company PLC. posting a negative return for the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Value Trust (Series II/JAGYX)	5.65%	11.45%	10.63%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Value Index	11.05%	9.83%	9.78%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$585,185,768
Total number of portfolio holdings	128
Total advisory fees paid (net)	$4,794,062
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The Cooper Companies, Inc.	1.7%
Keysight Technologies, Inc.	1.6%
The Middleby Corp.	1.5%
Corning, Inc.	1.5%
Corpay, Inc.	1.5%
API Group Corp.	1.5%
Lazard, Inc.	1.5%
Zimmer Biomet Holdings, Inc.	1.4%
StandardAero, Inc.	1.3%
American International Group, Inc.	1.3%

Sector Composition
Financials	20.9%
Industrials	18.8%
Information technology	13.7%
Health care	10.0%
Real estate	7.8%
Utilities	6.9%
Consumer discretionary	6.4%
Energy	6.2%
Materials	5.0%
Consumer staples	1.8%
Communication services	0.9%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVT-A-II

12/25

2/26

Mid Value Trust

John Hancock Variable Insurance Trust
Mid Value Trust
Series NAV/JAGWX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series NAV/JAGWX)	$90	0.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Value Trust (Series NAV/JAGWX) returned 5.87% for the year ended December 31, 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after a 90-day pause was declared on these tariffs for many countries and the administration began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector strongly contributed in absolute terms driven by Sandisk Corp.
Energy | The energy sector also contributed in absolute terms driven by TechnipFMC PLC.
Industrials | The industrials sector contributed by posting positive absolute returns for the period driven by APi Group Corp.
Financials | The financials sector also contributed driven by Popular, Inc.
TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector detracted by posting a negative absolute returns for the period. A position in Lamb Weston Holdings, Inc. weighed on fund performance.
Health care | The health care sector further detracted with Perrigo Company PLC. posting a negative return for the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Value Trust (Series NAV/JAGWX)	5.87%	11.69%	10.91%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Value Index	11.05%	9.83%	9.78%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$585,185,768
Total number of portfolio holdings	128
Total advisory fees paid (net)	$4,794,062
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The Cooper Companies, Inc.	1.7%
Keysight Technologies, Inc.	1.6%
The Middleby Corp.	1.5%
Corning, Inc.	1.5%
Corpay, Inc.	1.5%
API Group Corp.	1.5%
Lazard, Inc.	1.5%
Zimmer Biomet Holdings, Inc.	1.4%
StandardAero, Inc.	1.3%
American International Group, Inc.	1.3%

Sector Composition
Financials	20.9%
Industrials	18.8%
Information technology	13.7%
Health care	10.0%
Real estate	7.8%
Utilities	6.9%
Consumer discretionary	6.4%
Energy	6.2%
Materials	5.0%
Consumer staples	1.8%
Communication services	0.9%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVT-A-NAV

12/25

2/26

Mid Value Trust

John Hancock Variable Insurance Trust
Real Estate Securities Trust
Series I/JADBX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series I/JADBX)	$81	0.81%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Real Estate Securities Trust (Series I/JADBX) returned 0.63% for the year ended December 31, 2025. U.S. equities advanced in 2025, driven by stable inflation, strong earnings, better trade sentiment, and above-trend GDP growth. Volatility driven by tariff escalations, artificial intelligence (AI) related valuation concerns, U.S Federal Reserve policy uncertainty, and the prolonged government shutdown gradually dissipated as trade tensions eased, earnings outperformed expectations, and consumer spending remained resilient. Economic momentum increased with the fastest GDP expansion in two years, fueled by AI investment, consumer demand, and government spending. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. and Prologis, Inc. | Positions in Welltower, Inc. and Prologis, Inc. contributed the most to the fund’s absolute performance.
Healthcare Real Estate and Warehouse/Logistics | The healthcare real estate and warehouse/logistics industries contributed the most to the fund’s absolute performance.

TOP PERFORMANCE DETRACTORS
Equinix, Inc. and SL Green Realty Corp. | Positions in Equinix, Inc. and SL Green Realty Corp. weighed on the fund’s absolute performance.
Real Estate Technology and Multifamily | The real estate technology and multifamily industries detracted the most from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Trust (Series I/JADBX)	0.63%	5.73%	5.87%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones U.S. Select REIT Index	3.67%	6.65%	4.81%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$294,656,429
Total number of portfolio holdings	37
Total advisory fees paid (net)	$1,985,253
Portfolio turnover rate	108%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	12.7%
Prologis, Inc.	11.8%
Simon Property Group, Inc.	6.7%
Equinix, Inc.	6.5%
Essex Property Trust, Inc.	4.0%
WP Carey, Inc.	3.8%
Mid-America Apartment Communities, Inc.	3.8%
Digital Realty Trust, Inc.	3.5%
Public Storage	3.2%
American Healthcare REIT, Inc.	2.9%

Industry Composition
Health care REITs	20.5%
Industrial REITs	16.0%
Specialized REITs	15.6%
Retail REITs	14.2%
Residential REITs	13.1%
Diversified REITs	6.0%
Office REITs	3.6%
Hotels, restaurants and leisure	2.8%
Real estate management and development	1.8%
Health care providers and services	1.6%
Capital markets	1.5%
Hotel and resort REITs	1.1%
IT services	0.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

RESE-A-I

12/25

2/26

Real Estate Securities Trust

John Hancock Variable Insurance Trust
Real Estate Securities Trust
Series II/JAJLX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series II/JAJLX)	$101	1.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Real Estate Securities Trust (Series II/JAJLX) returned 0.40% for the year ended December 31, 2025. U.S. equities advanced in 2025, driven by stable inflation, strong earnings, better trade sentiment, and above-trend GDP growth. Volatility driven by tariff escalations, artificial intelligence (AI) related valuation concerns, U.S Federal Reserve policy uncertainty, and the prolonged government shutdown gradually dissipated as trade tensions eased, earnings outperformed expectations, and consumer spending remained resilient. Economic momentum increased with the fastest GDP expansion in two years, fueled by AI investment, consumer demand, and government spending. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. and Prologis, Inc. | Positions in Welltower, Inc. and Prologis, Inc. contributed the most to the fund’s absolute performance.
Healthcare Real Estate and Warehouse/Logistics | The healthcare real estate and warehouse/logistics industries contributed the most to the fund’s absolute performance.

TOP PERFORMANCE DETRACTORS
Equinix, Inc. and SL Green Realty Corp. | Positions in Equinix, Inc. and SL Green Realty Corp. weighed on the fund’s absolute performance.
Real Estate Technology and Multifamily | The real estate technology and multifamily industries detracted the most from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Trust (Series II/JAJLX)	0.40%	5.51%	5.66%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones U.S. Select REIT Index	3.67%	6.65%	4.81%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$294,656,429
Total number of portfolio holdings	37
Total advisory fees paid (net)	$1,985,253
Portfolio turnover rate	108%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	12.7%
Prologis, Inc.	11.8%
Simon Property Group, Inc.	6.7%
Equinix, Inc.	6.5%
Essex Property Trust, Inc.	4.0%
WP Carey, Inc.	3.8%
Mid-America Apartment Communities, Inc.	3.8%
Digital Realty Trust, Inc.	3.5%
Public Storage	3.2%
American Healthcare REIT, Inc.	2.9%

Industry Composition
Health care REITs	20.5%
Industrial REITs	16.0%
Specialized REITs	15.6%
Retail REITs	14.2%
Residential REITs	13.1%
Diversified REITs	6.0%
Office REITs	3.6%
Hotels, restaurants and leisure	2.8%
Real estate management and development	1.8%
Health care providers and services	1.6%
Capital markets	1.5%
Hotel and resort REITs	1.1%
IT services	0.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

RESE-A-II

12/25

2/26

Real Estate Securities Trust

John Hancock Variable Insurance Trust
Real Estate Securities Trust
Series NAV/JAJMX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series NAV/JAJMX)	$76	0.76%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Real Estate Securities Trust (Series NAV/JAJMX) returned 0.63% for the year ended December 31, 2025. U.S. equities advanced in 2025, driven by stable inflation, strong earnings, better trade sentiment, and above-trend GDP growth. Volatility driven by tariff escalations, artificial intelligence (AI) related valuation concerns, U.S Federal Reserve policy uncertainty, and the prolonged government shutdown gradually dissipated as trade tensions eased, earnings outperformed expectations, and consumer spending remained resilient. Economic momentum increased with the fastest GDP expansion in two years, fueled by AI investment, consumer demand, and government spending. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. and Prologis, Inc. | Positions in Welltower, Inc. and Prologis, Inc. contributed the most to the fund’s absolute performance.
Healthcare Real Estate and Warehouse/Logistics | The healthcare real estate and warehouse/logistics industries contributed the most to the fund’s absolute performance.

TOP PERFORMANCE DETRACTORS
Equinix, Inc. and SL Green Realty Corp. | Positions in Equinix, Inc. and SL Green Realty Corp. weighed on the fund’s absolute performance.
Real Estate Technology and Multifamily | The real estate technology and multifamily industries detracted the most from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Trust (Series NAV/JAJMX)	0.63%	5.77%	5.91%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones U.S. Select REIT Index	3.67%	6.65%	4.81%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$294,656,429
Total number of portfolio holdings	37
Total advisory fees paid (net)	$1,985,253
Portfolio turnover rate	108%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	12.7%
Prologis, Inc.	11.8%
Simon Property Group, Inc.	6.7%
Equinix, Inc.	6.5%
Essex Property Trust, Inc.	4.0%
WP Carey, Inc.	3.8%
Mid-America Apartment Communities, Inc.	3.8%
Digital Realty Trust, Inc.	3.5%
Public Storage	3.2%
American Healthcare REIT, Inc.	2.9%

Industry Composition
Health care REITs	20.5%
Industrial REITs	16.0%
Specialized REITs	15.6%
Retail REITs	14.2%
Residential REITs	13.1%
Diversified REITs	6.0%
Office REITs	3.6%
Hotels, restaurants and leisure	2.8%
Real estate management and development	1.8%
Health care providers and services	1.6%
Capital markets	1.5%
Hotel and resort REITs	1.1%
IT services	0.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

RESE-A-NAV

12/25

2/26

Real Estate Securities Trust

John Hancock Variable Insurance Trust
Science & Technology Trust
Series I/JESTX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series I/JESTX)	$110	0.98%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Science & Technology Trust (Series I/JESTX) returned 23.58% for the year ended December 31, 2025. Major U.S. stock market indexes rose in 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Semiconductors | The semiconductors industry contributed to absolute performance driven by Broadcom, Inc.
Internet | The internet industry contributed to absolute performance driven by Alphabet, Inc.
Hardware | The hardware industry also contributed for the annual period driven by Apple, Inc.

TOP PERFORMANCE DETRACTORS
IT services | IT services detracted from absolute performance driven by Accenture PLC.
Industrials | Holdings in industrials detracted from absolute performance driven by Roper Technologies, Inc.
Energy | The energy sector also weighted on performance for the annual period driven by Vistra Corp.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Science & Technology Trust (Series I/JESTX)	23.58%	12.97%	19.79%
S&P 500 Index	17.88%	14.42%	14.82%
S&P North American Technology Sector Index	27.82%	18.02%	22.54%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,199,946,226
Total number of portfolio holdings	103
Total advisory fees paid (net)	$9,761,433
Portfolio turnover rate	230%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.2%
Microsoft Corp.	8.7%
Broadcom, Inc.	8.6%
Apple, Inc.	8.4%
Meta Platforms, Inc., Class A	5.3%
Alphabet, Inc., Class A	4.5%
Alphabet, Inc., Class C	3.9%
Palantir Technologies, Inc., Class A	2.5%
Salesforce, Inc.	2.5%
Lam Research Corp.	2.4%

Sector Composition
Information technology	84.9%
Communication services	13.8%
Consumer discretionary	0.3%
Industrials	0.2%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SCIT-A-I

12/25

2/26

Science & Technology Trust

John Hancock Variable Insurance Trust
Science & Technology Trust
Series II/JAFUX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series II/JAFUX)	$132	1.18%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Science & Technology Trust (Series II/JAFUX) returned 23.29% for the year ended December 31, 2025. Major U.S. stock market indexes rose in 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Semiconductors | The semiconductors industry contributed to absolute performance driven by Broadcom, Inc.
Internet | The internet industry contributed to absolute performance driven by Alphabet, Inc.
Hardware | The hardware industry also contributed for the annual period driven by Apple, Inc.

TOP PERFORMANCE DETRACTORS
IT services | IT services detracted from absolute performance driven by Accenture PLC.
Industrials | Holdings in industrials detracted from absolute performance driven by Roper Technologies, Inc.
Energy | The energy sector also weighted on performance for the annual period driven by Vistra Corp.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Science & Technology Trust (Series II/JAFUX)	23.29%	12.74%	19.54%
S&P 500 Index	17.88%	14.42%	14.82%
S&P North American Technology Sector Index	27.82%	18.02%	22.54%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,199,946,226
Total number of portfolio holdings	103
Total advisory fees paid (net)	$9,761,433
Portfolio turnover rate	230%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.2%
Microsoft Corp.	8.7%
Broadcom, Inc.	8.6%
Apple, Inc.	8.4%
Meta Platforms, Inc., Class A	5.3%
Alphabet, Inc., Class A	4.5%
Alphabet, Inc., Class C	3.9%
Palantir Technologies, Inc., Class A	2.5%
Salesforce, Inc.	2.5%
Lam Research Corp.	2.4%

Sector Composition
Information technology	84.9%
Communication services	13.8%
Consumer discretionary	0.3%
Industrials	0.2%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SCIT-A-II

12/25

2/26

Science & Technology Trust

John Hancock Variable Insurance Trust
Science & Technology Trust
Series NAV/JAFSX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series NAV/JAFSX)	$104	0.93%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Science & Technology Trust (Series NAV/JAFSX) returned 23.64% for the year ended December 31, 2025. Major U.S. stock market indexes rose in 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Semiconductors | The semiconductors industry contributed to absolute performance driven by Broadcom, Inc.
Internet | The internet industry contributed to absolute performance driven by Alphabet, Inc.
Hardware | The hardware industry also contributed for the annual period driven by Apple, Inc.

TOP PERFORMANCE DETRACTORS
IT services | IT services detracted from absolute performance driven by Accenture PLC.
Industrials | Holdings in industrials detracted from absolute performance driven by Roper Technologies, Inc.
Energy | The energy sector also weighted on performance for the annual period driven by Vistra Corp.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Science & Technology Trust (Series NAV/JAFSX)	23.64%	13.03%	19.84%
S&P 500 Index	17.88%	14.42%	14.82%
S&P North American Technology Sector Index	27.82%	18.02%	22.54%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,199,946,226
Total number of portfolio holdings	103
Total advisory fees paid (net)	$9,761,433
Portfolio turnover rate	230%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.2%
Microsoft Corp.	8.7%
Broadcom, Inc.	8.6%
Apple, Inc.	8.4%
Meta Platforms, Inc., Class A	5.3%
Alphabet, Inc., Class A	4.5%
Alphabet, Inc., Class C	3.9%
Palantir Technologies, Inc., Class A	2.5%
Salesforce, Inc.	2.5%
Lam Research Corp.	2.4%

Sector Composition
Information technology	84.9%
Communication services	13.8%
Consumer discretionary	0.3%
Industrials	0.2%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SCIT-A-NAV

12/25

2/26

Science & Technology Trust

John Hancock Variable Insurance Trust
Small Cap Core Trust
Series I/JESVX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Small Cap Core Trust, formerly Small Cap Value Trust, (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Trust (Series I/JESVX)	$101	1.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Core Trust (Series I/JESVX) returned 0.06% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Information technology was the leading contributing sector to absolute performance with its holdings in Advanced Energy Industries, Inc. and MACOM Technology Solutions Holdings, Inc.
Industrials | The industrials sector also performed well with positions in MasTec, Inc., Atmus Filtration Technologies, Inc. and Regal Rexnord Corp.
Health care | The fund’s allocation to the health care sector also added to performance.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector detracted the most from performance on an absolute basis. Oxford Industries, Inc., Steven Madden, Ltd., and Sonos, Inc. were leading detractors.
Other sectors | Holdings in materials, consumer staples and financials also detracted from fund performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Core Trust (Series I/JESVX)	0.06%	6.48%	6.05%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$292,775,384
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,835,364
Portfolio turnover rate	147%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SouthState Bank Corp.	2.1%
Cullen/Frost Bankers, Inc.	2.0%
The Timken Company	2.0%
Banner Corp.	1.9%
Braze, Inc., Class A	1.9%
Kulicke & Soffa Industries, Inc.	1.9%
Evercore, Inc., Class A	1.9%
Arcosa, Inc.	1.9%
Q2 Holdings, Inc.	1.8%
Alkami Technology, Inc.	1.8%

Sector Composition
Information technology	24.1%
Industrials	20.3%
Health care	14.6%
Financials	13.2%
Consumer discretionary	13.1%
Real estate	3.2%
Energy	2.7%
Consumer staples	2.4%
Communication services	1.6%
Materials	1.5%
Utilities	1.0%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on December 10-11, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective April 26, 2025 (the Effective Date), Wellington Management Company LLP was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective April 26, 2025 whereby the annual rate is as follows: a) 0.870% of the first $300 million of aggregate net assets; b) 0.830% of the next $300 million of aggregate net assets; c) 0.815% of the next $300 million of aggregate net assets; and d) 0.800% of the excess over $900 million of aggregate net assets.
Prior to the Effective Date, Small Cap Core Trust was known as Small Cap Value Trust.
In connection with the Board actions described above, the principal investment strategies of the fund were revised effective on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s emphasis on a bottom-up approach to individual stock selection that focuses on companies with durable, niche business models that have the potential to allow them to earn high returns on capital and that are trading at a significant discount to the subadvisor’s estimate of fair value. The manager then conducts in-depth fundamental research of individual companies to locate companies that have particular attributes such as cash flow and earnings growth visibility, manageable risks, including business risk and financial risk, and above-average return on capital.
Additionally, on the Effective Date, the following risks were added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus for the fund: Credit and counterparty risk; Hedging, derivatives, and other strategic transactions risk; Preferred stock risk; Repurchase agreements risk and Warrants risk. Financial services sector risk; Industrials sector risk and Value investment style risk were removed.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMVT-A-I

12/25

2/26

Small Cap Core Trust

John Hancock Variable Insurance Trust
Small Cap Core Trust
Series II/JAGZX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Small Cap Core Trust, formerly Small Cap Value Trust, (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Trust (Series II/JAGZX)	$121	1.21%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Core Trust (Series II/JAGZX) declined 0.12% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Information technology was the leading contributing sector to absolute performance with its holdings in Advanced Energy Industries, Inc. and MACOM Technology Solutions Holdings, Inc.
Industrials | The industrials sector also performed well with positions in MasTec, Inc., Atmus Filtration Technologies, Inc. and Regal Rexnord Corp.
Health care | The fund’s allocation to the health care sector also added to performance.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector detracted the most from performance on an absolute basis. Oxford Industries, Inc., Steven Madden, Ltd., and Sonos, Inc. were leading detractors.
Other sectors | Holdings in materials, consumer staples and financials also detracted from fund performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Core Trust (Series II/JAGZX)	(0.12)%	6.28%	5.84%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$292,775,384
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,835,364
Portfolio turnover rate	147%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SouthState Bank Corp.	2.1%
Cullen/Frost Bankers, Inc.	2.0%
The Timken Company	2.0%
Banner Corp.	1.9%
Braze, Inc., Class A	1.9%
Kulicke & Soffa Industries, Inc.	1.9%
Evercore, Inc., Class A	1.9%
Arcosa, Inc.	1.9%
Q2 Holdings, Inc.	1.8%
Alkami Technology, Inc.	1.8%

Sector Composition
Information technology	24.1%
Industrials	20.3%
Health care	14.6%
Financials	13.2%
Consumer discretionary	13.1%
Real estate	3.2%
Energy	2.7%
Consumer staples	2.4%
Communication services	1.6%
Materials	1.5%
Utilities	1.0%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on December 10-11, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective April 26, 2025 (the Effective Date), Wellington Management Company LLP was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective April 26, 2025 whereby the annual rate is as follows: a) 0.870% of the first $300 million of aggregate net assets; b) 0.830% of the next $300 million of aggregate net assets; c) 0.815% of the next $300 million of aggregate net assets; and d) 0.800% of the excess over $900 million of aggregate net assets.
Prior to the Effective Date, Small Cap Core Trust was known as Small Cap Value Trust.
In connection with the Board actions described above, the principal investment strategies of the fund were revised effective on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s emphasis on a bottom-up approach to individual stock selection that focuses on companies with durable, niche business models that have the potential to allow them to earn high returns on capital and that are trading at a significant discount to the subadvisor’s estimate of fair value. The manager then conducts in-depth fundamental research of individual companies to locate companies that have particular attributes such as cash flow and earnings growth visibility, manageable risks, including business risk and financial risk, and above-average return on capital.
Additionally, on the Effective Date, the following risks were added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus for the fund: Credit and counterparty risk; Hedging, derivatives, and other strategic transactions risk; Preferred stock risk; Repurchase agreements risk and Warrants risk. Financial services sector risk; Industrials sector risk and Value investment style risk were removed.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMVT-A-II

12/25

2/26

Small Cap Core Trust

John Hancock Variable Insurance Trust
Small Cap Core Trust
Series NAV/JAHBX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Small Cap Core Trust, formerly Small Cap Value Trust, (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Trust (Series NAV/JAHBX)	$96	0.96%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Core Trust (Series NAV/JAHBX) returned 0.11% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Information technology was the leading contributing sector to absolute performance with its holdings in Advanced Energy Industries, Inc. and MACOM Technology Solutions Holdings, Inc.
Industrials | The industrials sector also performed well with positions in MasTec, Inc., Atmus Filtration Technologies, Inc. and Regal Rexnord Corp.
Health care | The fund’s allocation to the health care sector also added to performance.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector detracted the most from performance on an absolute basis. Oxford Industries, Inc., Steven Madden, Ltd., and Sonos, Inc. were leading detractors.
Other sectors | Holdings in materials, consumer staples and financials also detracted from fund performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Core Trust (Series NAV/JAHBX)	0.11%	6.53%	6.10%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$292,775,384
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,835,364
Portfolio turnover rate	147%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SouthState Bank Corp.	2.1%
Cullen/Frost Bankers, Inc.	2.0%
The Timken Company	2.0%
Banner Corp.	1.9%
Braze, Inc., Class A	1.9%
Kulicke & Soffa Industries, Inc.	1.9%
Evercore, Inc., Class A	1.9%
Arcosa, Inc.	1.9%
Q2 Holdings, Inc.	1.8%
Alkami Technology, Inc.	1.8%

Sector Composition
Information technology	24.1%
Industrials	20.3%
Health care	14.6%
Financials	13.2%
Consumer discretionary	13.1%
Real estate	3.2%
Energy	2.7%
Consumer staples	2.4%
Communication services	1.6%
Materials	1.5%
Utilities	1.0%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on December 10-11, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective April 26, 2025 (the Effective Date), Wellington Management Company LLP was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective April 26, 2025 whereby the annual rate is as follows: a) 0.870% of the first $300 million of aggregate net assets; b) 0.830% of the next $300 million of aggregate net assets; c) 0.815% of the next $300 million of aggregate net assets; and d) 0.800% of the excess over $900 million of aggregate net assets.
Prior to the Effective Date, Small Cap Core Trust was known as Small Cap Value Trust.
In connection with the Board actions described above, the principal investment strategies of the fund were revised effective on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s emphasis on a bottom-up approach to individual stock selection that focuses on companies with durable, niche business models that have the potential to allow them to earn high returns on capital and that are trading at a significant discount to the subadvisor’s estimate of fair value. The manager then conducts in-depth fundamental research of individual companies to locate companies that have particular attributes such as cash flow and earnings growth visibility, manageable risks, including business risk and financial risk, and above-average return on capital.
Additionally, on the Effective Date, the following risks were added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus for the fund: Credit and counterparty risk; Hedging, derivatives, and other strategic transactions risk; Preferred stock risk; Repurchase agreements risk and Warrants risk. Financial services sector risk; Industrials sector risk and Value investment style risk were removed.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMVT-A-NAV

12/25

2/26

Small Cap Core Trust

John Hancock Variable Insurance Trust
Small Cap Index Trust
Series I/JESIX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series I/JESIX)	$56	0.53%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Index Trust (Series I/JESIX) returned 12.25% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Health care | Health care was the leading contributing sector to absolute performance with its holdings in Guardant Health, Inc., BridgeBio Pharma, Inc., and Insmed, Inc.
Industrials | The industrials sector also performed well with positions in Bloom Energy Corp., Kratos Defense & Security Solutions, Inc., and Nextpower, Inc.
Other contributors | The financials, information technology, and materials sectors were also contributors to performance.

TOP PERFORMANCE DETRACTORS
Energy | The energy sector was one of two sectors which detracted from absolute performance.
Consumer staples | Holdings in consumer staples also detracted from fund performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Index Trust (Series I/JESIX)	12.25%	5.66%	9.18%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$553,016,470
Total number of portfolio holdings	1,829
Total advisory fees paid (net)	$2,213,642
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Credo Technology Group Holding, Ltd.	0.7%
Bloom Energy Corp., Class A	0.6%
Fabrinet	0.5%
IonQ, Inc.	0.5%
EchoStar Corp., Class A	0.5%
Nextpower, Inc., Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Hecla Mining Company	0.4%
BridgeBio Pharma, Inc.	0.4%

Sector Composition
Health care	18.1%
Financials	17.1%
Industrials	16.7%
Information technology	14.2%
Consumer discretionary	8.6%
Real estate	5.5%
Energy	4.6%
Materials	4.3%
Utilities	2.9%
Communication services	2.7%
Consumer staples	1.8%
Short-term investments and other	3.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCI-A-I

12/25

2/26

Small Cap Index Trust

John Hancock Variable Insurance Trust
Small Cap Index Trust
Series II/JAJOX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series II/JAJOX)	$77	0.73%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Index Trust (Series II/JAJOX) returned 12.12% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Health care | Health care was the leading contributing sector to absolute performance with its holdings in Guardant Health, Inc., BridgeBio Pharma, Inc., and Insmed, Inc.
Industrials | The industrials sector also performed well with positions in Bloom Energy Corp., Kratos Defense & Security Solutions, Inc., and Nextpower, Inc.
Other contributors | The financials, information technology, and materials sectors were also contributors to performance.

TOP PERFORMANCE DETRACTORS
Energy | The energy sector was one of two sectors which detracted from absolute performance.
Consumer staples | Holdings in consumer staples also detracted from fund performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Index Trust (Series II/JAJOX)	12.12%	5.45%	8.97%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$553,016,470
Total number of portfolio holdings	1,829
Total advisory fees paid (net)	$2,213,642
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Credo Technology Group Holding, Ltd.	0.7%
Bloom Energy Corp., Class A	0.6%
Fabrinet	0.5%
IonQ, Inc.	0.5%
EchoStar Corp., Class A	0.5%
Nextpower, Inc., Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Hecla Mining Company	0.4%
BridgeBio Pharma, Inc.	0.4%

Sector Composition
Health care	18.1%
Financials	17.1%
Industrials	16.7%
Information technology	14.2%
Consumer discretionary	8.6%
Real estate	5.5%
Energy	4.6%
Materials	4.3%
Utilities	2.9%
Communication services	2.7%
Consumer staples	1.8%
Short-term investments and other	3.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCI-A-II

12/25

2/26

Small Cap Index Trust

John Hancock Variable Insurance Trust
Small Cap Index Trust
Series NAV/JAEWX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series NAV/JAEWX)	$51	0.48%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Index Trust (Series NAV/JAEWX) returned 12.42% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Health care | Health care was the leading contributing sector to absolute performance with its holdings in Guardant Health, Inc., BridgeBio Pharma, Inc., and Insmed, Inc.
Industrials | The industrials sector also performed well with positions in Bloom Energy Corp., Kratos Defense & Security Solutions, Inc., and Nextpower, Inc.
Other contributors | The financials, information technology, and materials sectors were also contributors to performance.

TOP PERFORMANCE DETRACTORS
Energy | The energy sector was one of two sectors which detracted from absolute performance.
Consumer staples | Holdings in consumer staples also detracted from fund performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Index Trust (Series NAV/JAEWX)	12.42%	5.72%	9.24%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$553,016,470
Total number of portfolio holdings	1,829
Total advisory fees paid (net)	$2,213,642
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Credo Technology Group Holding, Ltd.	0.7%
Bloom Energy Corp., Class A	0.6%
Fabrinet	0.5%
IonQ, Inc.	0.5%
EchoStar Corp., Class A	0.5%
Nextpower, Inc., Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Hecla Mining Company	0.4%
BridgeBio Pharma, Inc.	0.4%

Sector Composition
Health care	18.1%
Financials	17.1%
Industrials	16.7%
Information technology	14.2%
Consumer discretionary	8.6%
Real estate	5.5%
Energy	4.6%
Materials	4.3%
Utilities	2.9%
Communication services	2.7%
Consumer staples	1.8%
Short-term investments and other	3.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCI-A-NAV

12/25

2/26

Small Cap Index Trust

John Hancock Variable Insurance Trust
Small Cap Opportunities Trust
Series I/JADLX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series I/JADLX)	$97	0.93%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Opportunities Trust (Series I/JADLX) returned 9.18% for the year ended December 31, 2025. U.S. stocks delivered strong returns in 2025 for the year. While 2025 saw a weakening job market, overall growth was resilient, and markets reacted positively to the Federal Reserve making three interest rate cuts during the later part of the year. Much of these gains were fueled by enthusiasm for artificial intelligence (AI) as key AI related stocks delivered strong returns.
TOP PERFORMANCE CONTRIBUTORS
Portfolio allocation | The portfolio's focus on U.S. small cap value stocks contributed to absolute performance.
Financials | The financials sector had strong returns and contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector was the weakest performing sector and detracted from absolute performance.
Consumer discretionary | While consumer discretionary helped performance overall, specific holdings such as Newell Brands, Inc. and PVH Corp. within this sector detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and GW&K Investment Management, LLC and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Opportunities Trust (Series I/JADLX)	9.18%	10.54%	10.04%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%
Russell 2000 Value Index	12.59%	8.88%	9.27%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$180,484,054
Total number of portfolio holdings	1,169
Total advisory fees paid (net)	$1,210,736
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Alcoa Corp.	0.7%
TD SYNNEX Corp.	0.6%
Toll Brothers, Inc.	0.6%
Ally Financial, Inc.	0.6%
Viatris, Inc.	0.6%
Ball Corp.	0.6%
WESCO International, Inc.	0.6%
Invesco, Ltd.	0.6%
Comerica, Inc.	0.5%
First Horizon Corp.	0.5%

Sector Composition
Financials	29.5%
Industrials	16.1%
Consumer discretionary	13.9%
Energy	8.9%
Health care	7.5%
Materials	7.3%
Information technology	6.6%
Consumer staples	5.7%
Communication services	2.7%
Real estate	1.0%
Utilities	0.5%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on March 25-27, 2025, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 28, 2025, GW&K Investment Management (“GW&K”) was removed as subadvisor to the fund. Dimensional Fund Advisers LP continues to subadvise the fund as the sole subadvisor.
At the same meeting, the Board approved a change in the fund’s management fee schedule effective May 28, 2025 whereby the annual rate is as follows: 0.720% of aggregate net assets.
In addition, as of May 28, 2025, the “Principal investment strategies” in the “Fund Summary” section are revised to remove references to GW&K’s investment strategies.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCO-A-I

12/25

2/26

Small Cap Opportunities Trust

John Hancock Variable Insurance Trust
Small Cap Opportunities Trust
Series II/JADPX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series II/JADPX)	$118	1.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Opportunities Trust (Series II/JADPX) returned 8.94% for the year ended December 31, 2025. U.S. stocks delivered strong returns in 2025 for the year. While 2025 saw a weakening job market, overall growth was resilient, and markets reacted positively to the Federal Reserve making three interest rate cuts during the later part of the year. Much of these gains were fueled by enthusiasm for artificial intelligence (AI) as key AI related stocks delivered strong returns.
TOP PERFORMANCE CONTRIBUTORS
Portfolio allocation | The portfolio's focus on U.S. small cap value stocks contributed to absolute performance.
Financials | The financials sector had strong returns and contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector was the weakest performing sector and detracted from absolute performance.
Consumer discretionary | While consumer discretionary helped performance overall, specific holdings such as Newell Brands, Inc. and PVH Corp. within this sector detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and GW&K Investment Management, LLC and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Opportunities Trust (Series II/JADPX)	8.94%	10.32%	9.82%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%
Russell 2000 Value Index	12.59%	8.88%	9.27%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$180,484,054
Total number of portfolio holdings	1,169
Total advisory fees paid (net)	$1,210,736
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Alcoa Corp.	0.7%
TD SYNNEX Corp.	0.6%
Toll Brothers, Inc.	0.6%
Ally Financial, Inc.	0.6%
Viatris, Inc.	0.6%
Ball Corp.	0.6%
WESCO International, Inc.	0.6%
Invesco, Ltd.	0.6%
Comerica, Inc.	0.5%
First Horizon Corp.	0.5%

Sector Composition
Financials	29.5%
Industrials	16.1%
Consumer discretionary	13.9%
Energy	8.9%
Health care	7.5%
Materials	7.3%
Information technology	6.6%
Consumer staples	5.7%
Communication services	2.7%
Real estate	1.0%
Utilities	0.5%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on March 25-27, 2025, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 28, 2025, GW&K Investment Management (“GW&K”) was removed as subadvisor to the fund. Dimensional Fund Advisers LP continues to subadvise the fund as the sole subadvisor.
At the same meeting, the Board approved a change in the fund’s management fee schedule effective May 28, 2025 whereby the annual rate is as follows: 0.720% of aggregate net assets.
In addition, as of May 28, 2025, the “Principal investment strategies” in the “Fund Summary” section are revised to remove references to GW&K’s investment strategies.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCO-A-II

12/25

2/26

Small Cap Opportunities Trust

John Hancock Variable Insurance Trust
Small Cap Opportunities Trust
Series NAV/JADMX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series NAV/JADMX)	$92	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Opportunities Trust (Series NAV/JADMX) returned 9.22% for the year ended December 31, 2025. U.S. stocks delivered strong returns in 2025 for the year. While 2025 saw a weakening job market, overall growth was resilient, and markets reacted positively to the Federal Reserve making three interest rate cuts during the later part of the year. Much of these gains were fueled by enthusiasm for artificial intelligence (AI) as key AI related stocks delivered strong returns.
TOP PERFORMANCE CONTRIBUTORS
Portfolio allocation | The portfolio's focus on U.S. small cap value stocks contributed to absolute performance.
Financials | The financials sector had strong returns and contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector was the weakest performing sector and detracted from absolute performance.
Consumer discretionary | While consumer discretionary helped performance overall, specific holdings such as Newell Brands, Inc. and PVH Corp. within this sector detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and GW&K Investment Management, LLC and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Opportunities Trust (Series NAV/JADMX)	9.22%	10.59%	10.09%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%
Russell 2000 Value Index	12.59%	8.88%	9.27%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$180,484,054
Total number of portfolio holdings	1,169
Total advisory fees paid (net)	$1,210,736
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Alcoa Corp.	0.7%
TD SYNNEX Corp.	0.6%
Toll Brothers, Inc.	0.6%
Ally Financial, Inc.	0.6%
Viatris, Inc.	0.6%
Ball Corp.	0.6%
WESCO International, Inc.	0.6%
Invesco, Ltd.	0.6%
Comerica, Inc.	0.5%
First Horizon Corp.	0.5%

Sector Composition
Financials	29.5%
Industrials	16.1%
Consumer discretionary	13.9%
Energy	8.9%
Health care	7.5%
Materials	7.3%
Information technology	6.6%
Consumer staples	5.7%
Communication services	2.7%
Real estate	1.0%
Utilities	0.5%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on March 25-27, 2025, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 28, 2025, GW&K Investment Management (“GW&K”) was removed as subadvisor to the fund. Dimensional Fund Advisers LP continues to subadvise the fund as the sole subadvisor.
At the same meeting, the Board approved a change in the fund’s management fee schedule effective May 28, 2025 whereby the annual rate is as follows: 0.720% of aggregate net assets.
In addition, as of May 28, 2025, the “Principal investment strategies” in the “Fund Summary” section are revised to remove references to GW&K’s investment strategies.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCO-A-NAV

12/25

2/26

Small Cap Opportunities Trust

John Hancock Variable Insurance Trust
Small Cap Stock Trust
Series I/JESGX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series I/JESGX)	$120	1.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Stock Trust (Series I/JESGX) returned 12.66% for the year ended December 31, 2025. U.S. equities rose over the twelve-month period ending December 31, 2025, buoyed by stabilizing inflation, robust corporate earnings, improved trade sentiment, and above-trend GDP growth. Volatility, initially sparked by tariff escalations and later compounded by artificial intelligence valuation concerns, Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Sector contributors | The health care and industrials sectors contributed the most to the fund’s absolute performance.
Contributing positions | Positions in Hims & Hers Health, Inc. and Insmed, Inc. contributed the most to the fund’s absolute performance.

TOP PERFORMANCE DETRACTORS
Sector detractors | The communication services and materials sectors detracted the most from the fund’s absolute performance.
Holdings detractors | Positions in PROCEPT BioRobotics Corp. and BellRing Brands, Inc. were the top detractors from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Stock Trust (Series I/JESGX)	12.66%	0.36%	10.07%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$264,922,725
Total number of portfolio holdings	107
Total advisory fees paid (net)	$2,653,803
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SiTime Corp.	2.9%
Zurn Elkay Water Solutions Corp.	2.2%
Verra Mobility Corp.	2.2%
American Healthcare REIT, Inc.	2.0%
Nextpower, Inc., Class A	1.9%
Alignment Healthcare, Inc.	1.8%
The Vita Coco Company, Inc.	1.8%
Acuity, Inc.	1.8%
SiriusPoint, Ltd.	1.8%
REVOLUTION Medicines, Inc.	1.7%

Sector Composition
Health care	29.2%
Industrials	23.1%
Information technology	19.0%
Consumer discretionary	8.7%
Financials	8.5%
Real estate	3.4%
Materials	2.2%
Consumer staples	2.1%
Energy	1.7%
Communication services	1.1%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCS-A-I

12/25

2/26

Small Cap Stock Trust

John Hancock Variable Insurance Trust
Small Cap Stock Trust
Series II/JAGQX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series II/JAGQX)	$141	1.33%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Stock Trust (Series II/JAGQX) returned 12.50% for the year ended December 31, 2025. U.S. equities rose over the twelve-month period ending December 31, 2025, buoyed by stabilizing inflation, robust corporate earnings, improved trade sentiment, and above-trend GDP growth. Volatility, initially sparked by tariff escalations and later compounded by artificial intelligence valuation concerns, Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Sector contributors | The health care and industrials sectors contributed the most to the fund’s absolute performance.
Contributing positions | Positions in Hims & Hers Health, Inc. and Insmed, Inc. contributed the most to the fund’s absolute performance.

TOP PERFORMANCE DETRACTORS
Sector detractors | The communication services and materials sectors detracted the most from the fund’s absolute performance.
Holdings detractors | Positions in PROCEPT BioRobotics Corp. and BellRing Brands, Inc. were the top detractors from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Stock Trust (Series II/JAGQX)	12.50%	0.16%	9.86%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$264,922,725
Total number of portfolio holdings	107
Total advisory fees paid (net)	$2,653,803
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SiTime Corp.	2.9%
Zurn Elkay Water Solutions Corp.	2.2%
Verra Mobility Corp.	2.2%
American Healthcare REIT, Inc.	2.0%
Nextpower, Inc., Class A	1.9%
Alignment Healthcare, Inc.	1.8%
The Vita Coco Company, Inc.	1.8%
Acuity, Inc.	1.8%
SiriusPoint, Ltd.	1.8%
REVOLUTION Medicines, Inc.	1.7%

Sector Composition
Health care	29.2%
Industrials	23.1%
Information technology	19.0%
Consumer discretionary	8.7%
Financials	8.5%
Real estate	3.4%
Materials	2.2%
Consumer staples	2.1%
Energy	1.7%
Communication services	1.1%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCS-A-II

12/25

2/26

Small Cap Stock Trust

John Hancock Variable Insurance Trust
Small Cap Stock Trust
Series NAV/JAGPX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series NAV/JAGPX)	$115	1.08%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Stock Trust (Series NAV/JAGPX) returned 12.70% for the year ended December 31, 2025. U.S. equities rose over the twelve-month period ending December 31, 2025, buoyed by stabilizing inflation, robust corporate earnings, improved trade sentiment, and above-trend GDP growth. Volatility, initially sparked by tariff escalations and later compounded by artificial intelligence valuation concerns, Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Sector contributors | The health care and industrials sectors contributed the most to the fund’s absolute performance.
Contributing positions | Positions in Hims & Hers Health, Inc. and Insmed, Inc. contributed the most to the fund’s absolute performance.

TOP PERFORMANCE DETRACTORS
Sector detractors | The communication services and materials sectors detracted the most from the fund’s absolute performance.
Holdings detractors | Positions in PROCEPT BioRobotics Corp. and BellRing Brands, Inc. were the top detractors from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Stock Trust (Series NAV/JAGPX)	12.70%	0.39%	10.12%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$264,922,725
Total number of portfolio holdings	107
Total advisory fees paid (net)	$2,653,803
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SiTime Corp.	2.9%
Zurn Elkay Water Solutions Corp.	2.2%
Verra Mobility Corp.	2.2%
American Healthcare REIT, Inc.	2.0%
Nextpower, Inc., Class A	1.9%
Alignment Healthcare, Inc.	1.8%
The Vita Coco Company, Inc.	1.8%
Acuity, Inc.	1.8%
SiriusPoint, Ltd.	1.8%
REVOLUTION Medicines, Inc.	1.7%

Sector Composition
Health care	29.2%
Industrials	23.1%
Information technology	19.0%
Consumer discretionary	8.7%
Financials	8.5%
Real estate	3.4%
Materials	2.2%
Consumer staples	2.1%
Energy	1.7%
Communication services	1.1%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCS-A-NAV

12/25

2/26

Small Cap Stock Trust

John Hancock Variable Insurance Trust
Small Company Value Trust
Series I/JAEPX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series I/JAEPX)	$118	1.14%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Company Value Trust (Series I/JAEPX) returned 7.12% for the year ended December 31, 2025. Major U.S. stock market indexes rose in 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation that should provide some fiscal stimulus to the economy. In addition, the U.S. Federal Reserve resumed reducing short-term interest rates despite continued elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector contributed in absolute terms, supported by strong gains from Nextpower, Inc.
Financials | Financials contributed in absolute terms, driven by PennyMac Financial Services, Inc.
Information technology | The information technology sector also added value, notably our holding in Viavi Solutions, Inc.

TOP PERFORMANCE DETRACTORS
Consumer staples | Consumer staples detracted from absolute performance, due to negative performance by BellRing Brands, Inc. and Grocery Outlet Holding Corp.
Real estate | The real estate sector also weighed on performance. Apple Hospitality REIT, Inc. was a notable detractor.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Company Value Trust (Series I/JAEPX)	7.12%	5.96%	8.93%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Value Index	12.59%	8.88%	9.27%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$127,876,132
Total number of portfolio holdings	200
Total advisory fees paid (net)	$1,202,580
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Columbia Banking System, Inc.	1.8%
Pinnacle Financial Partners, Inc.	1.7%
PennyMac Financial Services, Inc.	1.6%
Curbline Properties Corp.	1.3%
CareTrust REIT, Inc.	1.2%
Western Alliance Bancorp	1.1%
Cytokinetics, Inc.	1.1%
FB Financial Corp.	1.1%
Texas Capital Bancshares, Inc.	1.0%
Independence Realty Trust, Inc.	1.0%

Sector Composition
Financials	26.4%
Industrials	12.8%
Health care	10.6%
Consumer discretionary	10.1%
Information technology	9.2%
Real estate	8.9%
Energy	6.9%
Utilities	5.4%
Materials	4.7%
Communication services	2.0%
Consumer staples	1.5%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCO-A-I

12/25

2/26

Small Company Value Trust

John Hancock Variable Insurance Trust
Small Company Value Trust
Series II/JAERX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series II/JAERX)	$139	1.34%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Company Value Trust (Series II/JAERX) returned 7.00% for the year ended December 31, 2025. Major U.S. stock market indexes rose in 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation that should provide some fiscal stimulus to the economy. In addition, the U.S. Federal Reserve resumed reducing short-term interest rates despite continued elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector contributed in absolute terms, supported by strong gains from Nextpower, Inc.
Financials | Financials contributed in absolute terms, driven by PennyMac Financial Services, Inc.
Information technology | The information technology sector also added value, notably our holding in Viavi Solutions, Inc.

TOP PERFORMANCE DETRACTORS
Consumer staples | Consumer staples detracted from absolute performance, due to negative performance by BellRing Brands, Inc. and Grocery Outlet Holding Corp.
Real estate | The real estate sector also weighed on performance. Apple Hospitality REIT, Inc. was a notable detractor.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Company Value Trust (Series II/JAERX)	7.00%	5.77%	8.72%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Value Index	12.59%	8.88%	9.27%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$127,876,132
Total number of portfolio holdings	200
Total advisory fees paid (net)	$1,202,580
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Columbia Banking System, Inc.	1.8%
Pinnacle Financial Partners, Inc.	1.7%
PennyMac Financial Services, Inc.	1.6%
Curbline Properties Corp.	1.3%
CareTrust REIT, Inc.	1.2%
Western Alliance Bancorp	1.1%
Cytokinetics, Inc.	1.1%
FB Financial Corp.	1.1%
Texas Capital Bancshares, Inc.	1.0%
Independence Realty Trust, Inc.	1.0%

Sector Composition
Financials	26.4%
Industrials	12.8%
Health care	10.6%
Consumer discretionary	10.1%
Information technology	9.2%
Real estate	8.9%
Energy	6.9%
Utilities	5.4%
Materials	4.7%
Communication services	2.0%
Consumer staples	1.5%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCO-A-II

12/25

2/26

Small Company Value Trust

John Hancock Variable Insurance Trust
Small Company Value Trust
Series NAV/JAEQX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series NAV/JAEQX)	$113	1.09%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Company Value Trust (Series NAV/JAEQX) returned 7.11% for the year ended December 31, 2025. Major U.S. stock market indexes rose in 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation that should provide some fiscal stimulus to the economy. In addition, the U.S. Federal Reserve resumed reducing short-term interest rates despite continued elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector contributed in absolute terms, supported by strong gains from Nextpower, Inc.
Financials | Financials contributed in absolute terms, driven by PennyMac Financial Services, Inc.
Information technology | The information technology sector also added value, notably our holding in Viavi Solutions, Inc.

TOP PERFORMANCE DETRACTORS
Consumer staples | Consumer staples detracted from absolute performance, due to negative performance by BellRing Brands, Inc. and Grocery Outlet Holding Corp.
Real estate | The real estate sector also weighed on performance. Apple Hospitality REIT, Inc. was a notable detractor.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Company Value Trust (Series NAV/JAEQX)	7.11%	6.02%	8.98%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Value Index	12.59%	8.88%	9.27%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$127,876,132
Total number of portfolio holdings	200
Total advisory fees paid (net)	$1,202,580
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Columbia Banking System, Inc.	1.8%
Pinnacle Financial Partners, Inc.	1.7%
PennyMac Financial Services, Inc.	1.6%
Curbline Properties Corp.	1.3%
CareTrust REIT, Inc.	1.2%
Western Alliance Bancorp	1.1%
Cytokinetics, Inc.	1.1%
FB Financial Corp.	1.1%
Texas Capital Bancshares, Inc.	1.0%
Independence Realty Trust, Inc.	1.0%

Sector Composition
Financials	26.4%
Industrials	12.8%
Health care	10.6%
Consumer discretionary	10.1%
Information technology	9.2%
Real estate	8.9%
Energy	6.9%
Utilities	5.4%
Materials	4.7%
Communication services	2.0%
Consumer staples	1.5%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCO-A-NAV

12/25

2/26

Small Company Value Trust

John Hancock Variable Insurance Trust
Strategic Equity Allocation Trust
Series NAV/JAFVX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Strategic Equity Allocation Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Equity Allocation Trust (Series NAV/JAFVX)	$60	0.54%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Equity Allocation Trust (Series NAV/JAFVX) returned 20.70% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the largest positive contributor to absolute fund performance which was led by holdings in NVIDIA Corp.
Financials | The financials sector also contributed to performance by posting positive returns for the period driven by JPMorgan Chase & Co., Banco Santander SA, and HSBC Holdings PLC.
Other contributors | The industrials, communication services and health care sectors were other contributing sectors to absolute performance.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Individual holdings | Novo Nordisk A/S and UnitedHealth Group Inc. detracted the most from performance on an absolute basis.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Equity Allocation Trust (Series NAV/JAFVX)	20.70%	11.34%	11.67%
S&P 500 Index	17.88%	14.42%	14.82%
30%% MSCI EAFE Index/ 70% Russell 3000 Index	21.35%	11.97%	12.51%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,942,837,630
Total number of portfolio holdings	3,343
Total advisory fees paid (net)	$33,913,062
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	4.0%
Apple, Inc.	3.5%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.0%
Alphabet, Inc., Class A	1.6%
Broadcom, Inc.	1.4%
Alphabet, Inc., Class C	1.3%
Meta Platforms, Inc., Class A	1.3%
Tesla, Inc.	1.1%
Berkshire Hathaway, Inc., Class B	0.8%

Sector Composition
Information technology	22.1%
Financials	17.3%
Industrials	13.0%
Health care	10.1%
Consumer discretionary	9.8%
Communication services	7.2%
Consumer staples	5.3%
Materials	3.4%
Energy	3.0%
Utilities	2.7%
Real estate	2.2%
Short-term investments and other	3.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SEAT-A-NAV

12/25

2/26

Strategic Equity Allocation Trust

John Hancock Variable Insurance Trust
Total Stock Market Index Trust
Series I/JETSX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series I/JETSX)	$53	0.49%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Total Stock Market Index Trust (Series I/JETSX) returned 16.63% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Information technology was the leading sector contributing to absolute fund performance. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were strong performers.
Other contributors | The communication services and financials sectors also added to absolute performance with holdings in Alphabet, Inc. and JPMorgan Chase & Co., respectively.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Individual holdings | The fund's holding in UnitedHealth Group Inc. detracted the most from performance on an absolute basis.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Stock Market Index Trust (Series I/JETSX)	16.63%	12.36%	13.67%
Wilshire 5000 Total Market Full Cap Index	17.15%	12.80%	14.17%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,135,579,708
Total number of portfolio holdings	2,898
Total advisory fees paid (net)	$4,159,927
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.3%
Apple, Inc.	5.6%
Microsoft Corp.	5.0%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.1%
Meta Platforms, Inc., Class A	2.0%
Eli Lilly & Company	1.4%

Sector Composition
Information technology	30.5%
Financials	13.7%
Consumer discretionary	10.5%
Communication services	9.8%
Health care	9.8%
Industrials	9.0%
Consumer staples	4.9%
Energy	2.8%
Materials	2.2%
Real estate	2.1%
Utilities	2.1%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

TOST-A-I

12/25

2/26

Total Stock Market Index Trust

John Hancock Variable Insurance Trust
Total Stock Market Index Trust
Series II/JAFFX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series II/JAFFX)	$75	0.69%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Total Stock Market Index Trust (Series II/JAFFX) returned 16.43% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Information technology was the leading sector contributing to absolute fund performance. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were strong performers.
Other contributors | The communication services and financials sectors also added to absolute performance with holdings in Alphabet, Inc. and JPMorgan Chase & Co., respectively.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Individual holdings | The fund's holding in UnitedHealth Group Inc. detracted the most from performance on an absolute basis.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Stock Market Index Trust (Series II/JAFFX)	16.43%	12.14%	13.44%
Wilshire 5000 Total Market Full Cap Index	17.15%	12.80%	14.17%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,135,579,708
Total number of portfolio holdings	2,898
Total advisory fees paid (net)	$4,159,927
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.3%
Apple, Inc.	5.6%
Microsoft Corp.	5.0%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.1%
Meta Platforms, Inc., Class A	2.0%
Eli Lilly & Company	1.4%

Sector Composition
Information technology	30.5%
Financials	13.7%
Consumer discretionary	10.5%
Communication services	9.8%
Health care	9.8%
Industrials	9.0%
Consumer staples	4.9%
Energy	2.8%
Materials	2.2%
Real estate	2.1%
Utilities	2.1%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

TOST-A-II

12/25
2/26
Total Stock Market Index Trust

John Hancock Variable Insurance Trust
Total Stock Market Index Trust
Series NAV/JAFEX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series NAV/JAFEX)	$48	0.44%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Total Stock Market Index Trust (Series NAV/JAFEX) returned 16.68% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Information technology was the leading sector contributing to absolute fund performance. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were strong performers.
Other contributors | The communication services and financials sectors also added to absolute performance with holdings in Alphabet, Inc. and JPMorgan Chase & Co., respectively.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Individual holdings | The fund's holding in UnitedHealth Group Inc. detracted the most from performance on an absolute basis.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Stock Market Index Trust (Series NAV/JAFEX)	16.68%	12.42%	13.73%
Wilshire 5000 Total Market Full Cap Index	17.15%	12.80%	14.17%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,135,579,708
Total number of portfolio holdings	2,898
Total advisory fees paid (net)	$4,159,927
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.3%
Apple, Inc.	5.6%
Microsoft Corp.	5.0%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.1%
Meta Platforms, Inc., Class A	2.0%
Eli Lilly & Company	1.4%

Sector Composition
Information technology	30.5%
Financials	13.7%
Consumer discretionary	10.5%
Communication services	9.8%
Health care	9.8%
Industrials	9.0%
Consumer staples	4.9%
Energy	2.8%
Materials	2.2%
Real estate	2.1%
Utilities	2.1%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

TOST-A-NAV

12/25

2/26

Total Stock Market Index Trust

John Hancock Variable Insurance Trust
U.S. Growth Trust
Series I/JAFHX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the U.S. Growth Trust, formerly Capital Appreciation Trust, (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Trust (Series I/JAFHX)	$82	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Growth Trust (Series I/JAFHX) returned 20.60% for the year ended December 31, 2025. U.S. equities rose over the twelve-month period ending December 31, 2025, buoyed by stabilizing inflation, robust corporate earnings, improved trade sentiment, and above-trend GDP growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence valuation concerns, Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Top holdings | Positions in NVIDIA Corp. and Alphabet, Inc. contributed the most to the fund’s absolute performance.
Best performing sectors | The information technology and communication services sectors contributed the most to the fund’s absolute performance.

TOP PERFORMANCE DETRACTORS
Weakest holdings | Positions in Salesforce, Inc. and The Trade Desk, Inc. were the top detractors from the fund’s absolute performance.
Worst performing sectors | The consumer discretionary sector detracted the most from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Trust (Series I/JAFHX)	20.60%	11.70%	17.06%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$744,455,310
Total number of portfolio holdings	41
Total advisory fees paid (net)	$4,171,648
Portfolio turnover rate	127%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	13.8%
Microsoft Corp.	11.4%
Apple, Inc.	9.6%
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	6.0%
Broadcom, Inc.	4.9%
Mastercard, Inc., Class A	3.8%
Eli Lilly & Company	3.7%
Meta Platforms, Inc., Class A	3.1%
Tesla, Inc.	3.0%

Sector Composition
Information technology	49.2%
Consumer discretionary	13.2%
Financials	10.9%
Communication services	10.3%
Health care	7.6%
Industrials	2.3%
Consumer staples	2.1%
Energy	2.1%
Real estate	1.8%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on March 25-27, 2025, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 28, 2025, Jennison Associates LLC was replaced by Wellington Management Company LLP as the fund’s subadvisor.
Prior to May 29, 2025, U.S. Growth Trust was known as Capital Appreciation Trust.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 29, 2025 whereby the annual rate is as follows: a) 0.600% of the first $500 million of aggregate net assets; b) 0.550% of the next $1 billion of aggregate net assets; c) 0.530% of the excess over $1.5 billion of aggregate net assets.
In connection with the Board actions described above, the principal investment strategies of the fund have been revised. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s investment process that begins with the broad universe of equity securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. Securities considered for purchase by the subadvisor are attractive on a majority of certain metrics (Quality, Growth, Valuation, Capital Returns, and Earnings Revisions), and have a positive catalyst such as accelerating earnings or revenue growth.
Additionally, effective May 28, 2025, the following risks were added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Exchange-traded funds risk and Liquidity risk. The following risks were removed from the “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Consumer discretionary sector risk; Credit and counterparty risk; Fixed-income securities risk; Initial public offerings; Master limited partnership (MLP) risk; Mortgage-backed and asset-backed securities risk; Repurchase agreements risk; Short sales risk; U.S. government agency obligations risk and Warrants risk.
At a special meeting of shareholders of the fund held on August 26, 2025, the fund’s shareholders approved a proposal to change the fund’s diversification status from diversified to non-diversified effective on that date. In connection with this change, Non-diversified risk was added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CAPA-A-I

12/25

2/26

U.S. Growth Trust

John Hancock Variable Insurance Trust
U.S. Growth Trust
Series II/JAFJX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the U.S. Growth Trust, formerly Capital Appreciation Trust, (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Trust (Series II/JAFJX)	$104	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Growth Trust (Series II/JAFJX) returned 20.55% for the year ended December 31, 2025. U.S. equities rose over the twelve-month period ending December 31, 2025, buoyed by stabilizing inflation, robust corporate earnings, improved trade sentiment, and above-trend GDP growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence valuation concerns, Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Top holdings | Positions in NVIDIA Corp. and Alphabet, Inc. contributed the most to the fund’s absolute performance.
Best performing sectors | The information technology and communication services sectors contributed the most to the fund’s absolute performance.

TOP PERFORMANCE DETRACTORS
Weakest holdings | Positions in Salesforce, Inc. and The Trade Desk, Inc. were the top detractors from the fund’s absolute performance.
Worst performing sectors | The consumer discretionary sector detracted the most from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Trust (Series II/JAFJX)	20.55%	11.51%	16.84%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$744,455,310
Total number of portfolio holdings	41
Total advisory fees paid (net)	$4,171,648
Portfolio turnover rate	127%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	13.8%
Microsoft Corp.	11.4%
Apple, Inc.	9.6%
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	6.0%
Broadcom, Inc.	4.9%
Mastercard, Inc., Class A	3.8%
Eli Lilly & Company	3.7%
Meta Platforms, Inc., Class A	3.1%
Tesla, Inc.	3.0%

Sector Composition
Information technology	49.2%
Consumer discretionary	13.2%
Financials	10.9%
Communication services	10.3%
Health care	7.6%
Industrials	2.3%
Consumer staples	2.1%
Energy	2.1%
Real estate	1.8%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on March 25-27, 2025, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 28, 2025, Jennison Associates LLC was replaced by Wellington Management Company LLP as the fund’s subadvisor.
Prior to May 29, 2025, U.S. Growth Trust was known as Capital Appreciation Trust.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 29, 2025 whereby the annual rate is as follows: a) 0.600% of the first $500 million of aggregate net assets; b) 0.550% of the next $1 billion of aggregate net assets; c) 0.530% of the excess over $1.5 billion of aggregate net assets.
In connection with the Board actions described above, the principal investment strategies of the fund have been revised. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s investment process that begins with the broad universe of equity securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. Securities considered for purchase by the subadvisor are attractive on a majority of certain metrics (Quality, Growth, Valuation, Capital Returns, and Earnings Revisions), and have a positive catalyst such as accelerating earnings or revenue growth.
Additionally, effective May 28, 2025, the following risks were added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Exchange-traded funds risk and Liquidity risk. The following risks were removed from the “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Consumer discretionary sector risk; Credit and counterparty risk; Fixed-income securities risk; Initial public offerings; Master limited partnership (MLP) risk; Mortgage-backed and asset-backed securities risk; Repurchase agreements risk; Short sales risk; U.S. government agency obligations risk and Warrants risk.
At a special meeting of shareholders of the fund held on August 26, 2025, the fund’s shareholders approved a proposal to change the fund’s diversification status from diversified to non-diversified effective on that date. In connection with this change, Non-diversified risk was added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CAPA-A-II

12/25

2/26

U.S. Growth Trust

John Hancock Variable Insurance Trust
U.S. Growth Trust
Series NAV/JAFGX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the U.S. Growth Trust, formerly Capital Appreciation Trust, (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Trust (Series NAV/JAFGX)	$76	0.69%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Growth Trust (Series NAV/JAFGX) returned 20.76% for the year ended December 31, 2025. U.S. equities rose over the twelve-month period ending December 31, 2025, buoyed by stabilizing inflation, robust corporate earnings, improved trade sentiment, and above-trend GDP growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence valuation concerns, Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Top holdings | Positions in NVIDIA Corp. and Alphabet, Inc. contributed the most to the fund’s absolute performance.
Best performing sectors | The information technology and communication services sectors contributed the most to the fund’s absolute performance.

TOP PERFORMANCE DETRACTORS
Weakest holdings | Positions in Salesforce, Inc. and The Trade Desk, Inc. were the top detractors from the fund’s absolute performance.
Worst performing sectors | The consumer discretionary sector detracted the most from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Trust (Series NAV/JAFGX)	20.76%	11.77%	17.13%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$744,455,310
Total number of portfolio holdings	41
Total advisory fees paid (net)	$4,171,648
Portfolio turnover rate	127%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	13.8%
Microsoft Corp.	11.4%
Apple, Inc.	9.6%
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	6.0%
Broadcom, Inc.	4.9%
Mastercard, Inc., Class A	3.8%
Eli Lilly & Company	3.7%
Meta Platforms, Inc., Class A	3.1%
Tesla, Inc.	3.0%

Sector Composition
Information technology	49.2%
Consumer discretionary	13.2%
Financials	10.9%
Communication services	10.3%
Health care	7.6%
Industrials	2.3%
Consumer staples	2.1%
Energy	2.1%
Real estate	1.8%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on March 25-27, 2025, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 28, 2025, Jennison Associates LLC was replaced by Wellington Management Company LLP as the fund’s subadvisor.
Prior to May 29, 2025, U.S. Growth Trust was known as Capital Appreciation Trust.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 29, 2025 whereby the annual rate is as follows: a) 0.600% of the first $500 million of aggregate net assets; b) 0.550% of the next $1 billion of aggregate net assets; c) 0.530% of the excess over $1.5 billion of aggregate net assets.
In connection with the Board actions described above, the principal investment strategies of the fund have been revised. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s investment process that begins with the broad universe of equity securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. Securities considered for purchase by the subadvisor are attractive on a majority of certain metrics (Quality, Growth, Valuation, Capital Returns, and Earnings Revisions), and have a positive catalyst such as accelerating earnings or revenue growth.
Additionally, effective May 28, 2025, the following risks were added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Exchange-traded funds risk and Liquidity risk. The following risks were removed from the “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Consumer discretionary sector risk; Credit and counterparty risk; Fixed-income securities risk; Initial public offerings; Master limited partnership (MLP) risk; Mortgage-backed and asset-backed securities risk; Repurchase agreements risk; Short sales risk; U.S. government agency obligations risk and Warrants risk.
At a special meeting of shareholders of the fund held on August 26, 2025, the fund’s shareholders approved a proposal to change the fund’s diversification status from diversified to non-diversified effective on that date. In connection with this change, Non-diversified risk was added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CAPA-A-NAV

12/25

2/26

U.S. Growth Trust

ITEM 2. CODE OF ETHICS.

As of the end of the year, December 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $1,154,743 and $1,153,492 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was a software licensing fee and security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940. Amounts billed to the registrant were $28,285 and $27,872 for fiscal years ended December 31, 2025 and December 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $109,266 and $137,841 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $0 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended December 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,424,058 for the fiscal year ended December 31, 2025 and $1,005,345 for the fiscal year ended December 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham - retired effective December 31, 2025

William K. Bacic

Thomas R. Wright - effective January 1, 2026

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended December 31, 2025 for the following funds:

John Hancock Variable Insurance Trust

  John Hancock 500 Index Trust

  John Hancock American Asset Allocation Trust

  John Hancock American Global Growth Trust

  John Hancock American Growth Trust

  John Hancock American Growth-Income Trust

  John Hancock American International Trust

  John Hancock Blue Chip Growth Trust

  John Hancock Capital Appreciation Value Trust

  John Hancock Disciplined Value International Trust

  John Hancock Disciplined Value Emerging Markets Equity Trust

  John Hancock Equity Income Trust

  John Hancock Financial Industries Trust

  John Hancock Fundamental All Cap Core Trust

  John Hancock Fundamental Large Cap Value Trust

  John Hancock Global Equity Trust

  John Hancock Health Sciences Trust

  John Hancock International Equity Index Trust

  John Hancock International Small Company Trust

  John Hancock Lifestyle Balanced Portfolio

  John Hancock Lifestyle Conservative Portfolio

  John Hancock Lifestyle Growth Portfolio

  John Hancock Lifestyle Moderate Portfolio

  John Hancock Mid Cap Growth Trust

  John Hancock Mid Cap Index Trust

  John Hancock Mid Value Trust

  John Hancock Real Estate Securities Trust

  John Hancock Science & Technology Trust

  John Hancock Small Cap Core Trust (formerly Small Cap Value Trust)

  John Hancock Small Cap Index Trust

  John Hancock Small Cap Opportunities Trust

  John Hancock Small Cap Stock Trust

  John Hancock Small Company Value Trust

  John Hancock Strategic Equity Allocation Trust

  John Hancock Total Stock Market Index Trust

  John Hancock U.S. Growth Trust (formerly Capital Appreciation Trust)

In addition, the December 31, 2025 semiannual annual report for American Funds Insurance Series, which includes master funds in which the Registrant's portfolios invest, is included herein.

JOHN HANCOCK
Variable Insurance Trust

Annual Financial Statements & Other N-CSR Items
December 31, 2025

John Hancock Variable Insurance Trust
Annual Financial Statements & Other N-CSR Items — Table of contents

2

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.1%
Communication services – 10.4%
Diversified telecommunication services – 0.6%
AT&T, Inc.	1,454,666	$36,133,903
Verizon Communications, Inc.	865,157	35,237,845
		71,371,748
Entertainment – 1.3%
Electronic Arts, Inc.	46,057	9,410,827
Live Nation Entertainment, Inc. (A)	32,400	4,617,000
Netflix, Inc. (A)	869,445	81,519,163
Take-Two Interactive Software, Inc. (A)	35,639	9,124,653
The Walt Disney Company	366,319	41,676,113
TKO Group Holdings, Inc.	13,603	2,843,027
Warner Brothers Discovery, Inc. (A)	508,449	14,653,500
		163,844,283
Interactive media and services – 7.9%
Alphabet, Inc., Class A	1,193,781	373,653,453
Alphabet, Inc., Class C	954,126	299,404,739
Match Group, Inc.	48,438	1,564,063
Meta Platforms, Inc., Class A	446,876	294,978,379
		969,600,634
Media – 0.4%
Charter Communications, Inc., Class A (A)	18,056	3,769,190
Comcast Corp., Class A	745,744	22,290,288
Fox Corp., Class A	42,753	3,123,962
Fox Corp., Class B	30,453	1,977,313
News Corp., Class A	76,840	2,007,061
News Corp., Class B	25,328	750,469
Omnicom Group, Inc.	65,451	5,285,168
Paramount Skydance Corp., Class B	63,768	854,491
The Trade Desk, Inc., Class A (A)	90,348	3,429,610
		43,487,552
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	98,687	20,037,408
		1,268,341,625
Consumer discretionary – 10.2%
Automobile components – 0.0%
Aptiv PLC (A)	44,337	3,373,602
Automobiles – 2.3%
Ford Motor Company	803,032	10,535,780
General Motors Company	191,412	15,565,624
Tesla, Inc. (A)	576,565	259,292,812
		285,394,216
Broadline retail – 3.8%
Amazon.com, Inc. (A)	1,996,084	460,736,095
eBay, Inc.	92,745	8,078,090
		468,814,185
Distributors – 0.1%
Genuine Parts Company	28,544	3,509,770
Pool Corp.	6,726	1,538,573
		5,048,343
Hotels, restaurants and leisure – 1.8%
Airbnb, Inc., Class A (A)	87,265	11,843,606
Booking Holdings, Inc.	6,614	35,420,153
Carnival Corp. (A)	222,797	6,804,220
Chipotle Mexican Grill, Inc. (A)	271,315	10,038,655
Darden Restaurants, Inc.	23,867	4,392,005
Domino's Pizza, Inc.	6,378	2,658,478
DoorDash, Inc., Class A (A)	76,705	17,372,148
Expedia Group, Inc.	24,009	6,801,990
Hilton Worldwide Holdings, Inc.	47,693	13,699,814
Las Vegas Sands Corp.	62,428	4,063,439
Marriott International, Inc., Class A	45,702	14,178,588
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
McDonald's Corp.	146,125	$44,660,184
MGM Resorts International (A)	42,090	1,535,864
Norwegian Cruise Line Holdings, Ltd. (A)	93,414	2,085,000
Royal Caribbean Cruises, Ltd.	52,040	14,514,997
Starbucks Corp.	233,277	19,644,256
Wynn Resorts, Ltd.	17,323	2,084,477
Yum! Brands, Inc.	56,971	8,618,573
		220,416,447
Household durables – 0.2%
D.R. Horton, Inc.	56,193	8,093,478
Garmin, Ltd.	33,545	6,804,603
Lennar Corp., Class A	44,271	4,551,059
NVR, Inc. (A)	583	4,251,685
PulteGroup, Inc.	39,995	4,689,814
		28,390,639
Leisure products – 0.0%
Hasbro, Inc.	27,355	2,243,110
Specialty retail – 1.7%
AutoZone, Inc. (A)	3,413	11,575,190
Best Buy Company, Inc.	40,092	2,683,358
Carvana Company (A)	29,018	12,246,176
Lowe's Companies, Inc.	115,074	27,751,246
O'Reilly Automotive, Inc. (A)	173,199	15,797,481
Ross Stores, Inc.	66,732	12,021,102
The Home Depot, Inc.	204,241	70,279,328
The TJX Companies, Inc.	228,362	35,078,687
Tractor Supply Company	108,422	5,422,184
Ulta Beauty, Inc. (A)	9,200	5,566,092
Williams-Sonoma, Inc.	24,990	4,462,964
		202,883,808
Textiles, apparel and luxury goods – 0.3%
Deckers Outdoor Corp. (A)	29,905	3,100,251
Lululemon Athletica, Inc. (A)	22,142	4,601,329
NIKE, Inc., Class B	244,032	15,547,279
Ralph Lauren Corp.	7,953	2,812,260
Tapestry, Inc.	41,991	5,365,190
		31,426,309
		1,247,990,659
Consumer staples – 4.6%
Beverages – 1.0%
Brown-Forman Corp., Class B	36,131	941,574
Constellation Brands, Inc., Class A	28,926	3,990,631
Keurig Dr. Pepper, Inc.	278,764	7,808,180
Molson Coors Beverage Company, Class B	34,740	1,621,663
Monster Beverage Corp. (A)	146,345	11,220,271
PepsiCo, Inc.	280,560	40,265,971
The Coca-Cola Company	794,371	55,534,477
		121,382,767
Consumer staples distribution and retail – 1.7%
Costco Wholesale Corp.	90,935	78,416,888
Dollar General Corp.	45,163	5,996,292
Dollar Tree, Inc. (A)	38,922	4,787,795
Sysco Corp.	98,256	7,240,485
Target Corp.	93,236	9,113,819
The Kroger Company	125,096	7,815,998
Walmart, Inc.	899,760	100,242,262
		213,613,539
Food products – 0.4%
Archer-Daniels-Midland Company	98,607	5,668,916
Bunge Global SA	27,773	2,474,019
Conagra Brands, Inc.	98,156	1,699,080
General Mills, Inc.	109,453	5,089,565

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Hormel Foods Corp.	59,813	$1,417,568
Lamb Weston Holdings, Inc.	28,593	1,197,761
McCormick & Company, Inc.	51,962	3,539,132
Mondelez International, Inc., Class A	264,766	14,252,354
The Campbell's Company	40,317	1,123,635
The Hershey Company	30,403	5,532,738
The J.M. Smucker Company	21,890	2,141,061
The Kraft Heinz Company	174,874	4,240,695
Tyson Foods, Inc., Class A	58,077	3,404,474
		51,780,998
Household products – 0.8%
Church & Dwight Company, Inc.	49,272	4,131,457
Colgate-Palmolive Company	165,394	13,069,434
Kimberly-Clark Corp.	68,093	6,869,903
The Clorox Company	25,029	2,523,674
The Procter & Gamble Company	479,469	68,712,702
		95,307,170
Personal care products – 0.1%
Kenvue, Inc.	393,098	6,780,941
The Estee Lauder Companies, Inc., Class A	50,445	5,282,600
		12,063,541
Tobacco – 0.6%
Altria Group, Inc.	344,439	19,860,353
Philip Morris International, Inc.	319,403	51,232,241
		71,092,594
		565,240,609
Energy – 2.8%
Energy equipment and services – 0.2%
Baker Hughes Company	202,473	9,220,620
Halliburton Company	172,688	4,880,163
SLB, Ltd.	306,538	11,764,928
		25,865,711
Oil, gas and consumable fuels – 2.6%
APA Corp.	72,773	1,780,028
Chevron Corp.	388,360	59,189,948
ConocoPhillips	253,554	23,735,190
Coterra Energy, Inc.	156,226	4,111,868
Devon Energy Corp.	128,715	4,714,830
Diamondback Energy, Inc.	38,215	5,744,861
EOG Resources, Inc.	111,334	11,691,183
EQT Corp.	128,051	6,863,534
Expand Energy Corp.	48,870	5,393,293
Exxon Mobil Corp.	865,309	104,131,285
Kinder Morgan, Inc.	401,713	11,043,090
Marathon Petroleum Corp.	61,679	10,030,856
Occidental Petroleum Corp.	147,574	6,068,243
ONEOK, Inc.	129,112	9,489,732
Phillips 66	82,674	10,668,253
Targa Resources Corp.	44,045	8,126,303
Texas Pacific Land Corp.	11,883	3,413,035
The Williams Companies, Inc.	250,579	15,062,304
Valero Energy Corp.	62,584	10,188,049
		311,445,885
		337,311,596
Financials – 13.1%
Banks – 3.6%
Bank of America Corp.	1,378,510	75,818,050
Citigroup, Inc.	367,142	42,841,800
Citizens Financial Group, Inc.	88,126	5,147,440
Fifth Third Bancorp	135,631	6,348,887
Huntington Bancshares, Inc.	322,591	5,596,954
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
JPMorgan Chase & Co.	558,574	$179,983,714
KeyCorp	190,616	3,934,314
M&T Bank Corp.	31,536	6,353,873
Regions Financial Corp.	179,919	4,875,805
The PNC Financial Services Group, Inc.	80,466	16,795,668
Truist Financial Corp.	262,481	12,916,690
U.S. Bancorp	318,949	17,019,119
Wells Fargo & Company	644,101	60,030,213
		437,662,527
Capital markets – 3.4%
Ameriprise Financial, Inc.	19,063	9,347,351
Ares Management Corp., Class A	42,271	6,832,262
BlackRock, Inc.	29,607	31,689,556
Cboe Global Markets, Inc.	21,472	5,389,472
CME Group, Inc.	73,990	20,205,189
Coinbase Global, Inc., Class A (A)	46,816	10,586,970
FactSet Research Systems, Inc.	7,685	2,230,110
Franklin Resources, Inc.	63,070	1,506,742
Interactive Brokers Group, Inc., Class A	91,383	5,876,841
Intercontinental Exchange, Inc.	116,994	18,948,348
Invesco, Ltd.	91,329	2,399,213
KKR & Company, Inc.	140,829	17,952,881
Moody's Corp.	31,481	16,082,069
Morgan Stanley	247,840	43,999,035
MSCI, Inc.	15,418	8,845,769
Nasdaq, Inc.	92,556	8,989,964
Northern Trust Corp.	38,804	5,300,238
Raymond James Financial, Inc.	36,177	5,809,664
Robinhood Markets, Inc., Class A (A)	161,350	18,248,685
S&P Global, Inc.	63,608	33,240,905
State Street Corp.	57,311	7,393,692
T. Rowe Price Group, Inc.	44,779	4,584,474
The Bank of New York Mellon Corp.	143,088	16,611,086
The Blackstone Group, Inc.	151,521	23,355,447
The Charles Schwab Corp.	342,728	34,241,954
The Goldman Sachs Group, Inc.	61,542	54,095,418
		413,763,335
Consumer finance – 0.6%
American Express Company	110,248	40,786,248
Capital One Financial Corp.	130,445	31,614,650
Synchrony Financial	73,903	6,165,727
		78,566,625
Financial services – 3.8%
Apollo Global Management, Inc.	95,277	13,792,299
Berkshire Hathaway, Inc., Class B (A)	376,260	189,127,089
Block, Inc. (A)	112,374	7,314,424
Corpay, Inc. (A)	14,355	4,319,850
Fidelity National Information Services, Inc.	106,256	7,061,774
Fiserv, Inc. (A)	110,360	7,412,881
Global Payments, Inc.	48,577	3,759,860
Jack Henry & Associates, Inc.	14,851	2,710,010
Mastercard, Inc., Class A	168,245	96,047,706
PayPal Holdings, Inc.	191,983	11,207,968
Visa, Inc., Class A	346,280	121,443,859
		464,197,720
Insurance – 1.7%
Aflac, Inc.	96,788	10,672,813
American International Group, Inc.	110,714	9,471,583
Aon PLC, Class A	44,102	15,562,714
Arch Capital Group, Ltd. (A)	74,093	7,107,001
Arthur J. Gallagher & Company	52,693	13,636,421
Assurant, Inc.	10,276	2,474,975
Brown & Brown, Inc.	60,247	4,801,686
Chubb, Ltd.	75,099	23,439,900

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Cincinnati Financial Corp.	32,013	$5,228,363
Erie Indemnity Company, Class A	5,213	1,494,306
Everest Group, Ltd.	8,614	2,923,161
Globe Life, Inc.	16,334	2,284,473
Loews Corp.	34,772	3,661,839
Marsh & McLennan Companies, Inc.	100,523	18,649,027
MetLife, Inc.	113,565	8,964,821
Principal Financial Group, Inc.	41,023	3,618,639
Prudential Financial, Inc.	71,817	8,106,703
The Allstate Corp.	53,694	11,176,406
The Hartford Insurance Group, Inc.	57,178	7,879,128
The Progressive Corp.	120,321	27,399,498
The Travelers Companies, Inc.	45,770	13,276,046
W.R. Berkley Corp.	61,600	4,319,392
Willis Towers Watson PLC	19,646	6,455,676
		212,604,571
		1,606,794,778
Health care – 9.4%
Biotechnology – 1.6%
AbbVie, Inc.	362,645	82,860,756
Amgen, Inc.	110,489	36,164,155
Biogen, Inc. (A)	30,102	5,297,651
Gilead Sciences, Inc.	254,572	31,246,167
Incyte Corp. (A)	33,838	3,342,179
Moderna, Inc. (A)	71,345	2,103,964
Regeneron Pharmaceuticals, Inc.	20,679	15,961,500
Vertex Pharmaceuticals, Inc. (A)	52,060	23,601,922
		200,578,294
Health care equipment and supplies – 2.0%
Abbott Laboratories	356,795	44,702,846
Align Technology, Inc. (A)	13,691	2,137,850
Baxter International, Inc.	105,476	2,015,646
Becton, Dickinson and Company	58,812	11,413,645
Boston Scientific Corp. (A)	304,179	29,003,468
DexCom, Inc. (A)	80,026	5,311,326
Edwards Lifesciences Corp. (A)	119,070	10,150,718
GE HealthCare Technologies, Inc.	93,468	7,666,245
Hologic, Inc. (A)	45,668	3,401,809
IDEXX Laboratories, Inc. (A)	16,384	11,084,268
Insulet Corp. (A)	14,434	4,102,720
Intuitive Surgical, Inc. (A)	72,738	41,195,894
Medtronic PLC	263,176	25,280,687
ResMed, Inc.	29,950	7,214,057
Solventum Corp. (A)	30,251	2,397,089
STERIS PLC	20,139	5,105,639
Stryker Corp.	70,622	24,821,514
The Cooper Companies, Inc. (A)	40,793	3,343,394
Zimmer Biomet Holdings, Inc.	40,665	3,656,597
		244,005,412
Health care providers and services – 1.6%
Cardinal Health, Inc.	48,752	10,018,536
Cencora, Inc.	39,781	13,436,033
Centene Corp. (A)	95,810	3,942,582
CVS Health Corp.	260,472	20,671,058
DaVita, Inc. (A)	7,243	822,877
Elevance Health, Inc.	45,601	15,985,431
HCA Healthcare, Inc.	32,776	15,301,803
Henry Schein, Inc. (A)	20,533	1,551,884
Humana, Inc.	24,679	6,321,032
Labcorp Holdings, Inc.	17,010	4,267,469
McKesson Corp.	25,326	20,774,665
Molina Healthcare, Inc. (A)	10,547	1,830,326
Quest Diagnostics, Inc.	22,825	3,960,822
The Cigna Group	54,811	15,085,632
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	185,867	$61,356,555
Universal Health Services, Inc., Class B	11,333	2,470,821
		197,797,526
Life sciences tools and services – 0.9%
Agilent Technologies, Inc.	58,171	7,915,328
Bio-Techne Corp.	31,971	1,880,215
Charles River Laboratories International, Inc. (A)	10,098	2,014,349
Danaher Corp.	128,991	29,528,620
IQVIA Holdings, Inc. (A)	34,943	7,876,502
Mettler-Toledo International, Inc. (A)	4,192	5,844,444
Revvity, Inc.	23,264	2,250,792
Thermo Fisher Scientific, Inc.	77,091	44,670,380
Waters Corp. (A)	12,216	4,640,003
West Pharmaceutical Services, Inc.	14,762	4,061,617
		110,682,250
Pharmaceuticals – 3.3%
Bristol-Myers Squibb Company	417,711	22,531,331
Eli Lilly & Company	162,944	175,112,658
Johnson & Johnson	494,358	102,307,388
Merck & Company, Inc.	509,280	53,606,813
Pfizer, Inc.	1,166,640	29,049,336
Viatris, Inc.	236,327	2,942,271
Zoetis, Inc.	90,424	11,377,148
		396,926,945
		1,149,990,427
Industrials – 8.0%
Aerospace and defense – 2.2%
Axon Enterprise, Inc. (A)	16,191	9,195,355
General Dynamics Corp.	52,022	17,513,727
General Electric Company	216,435	66,668,473
Howmet Aerospace, Inc.	82,498	16,913,740
Huntington Ingalls Industries, Inc.	8,052	2,738,244
L3Harris Technologies, Inc.	38,381	11,267,510
Lockheed Martin Corp.	41,782	20,208,700
Northrop Grumman Corp.	27,527	15,696,171
RTX Corp.	275,109	50,454,991
Textron, Inc.	36,159	3,151,980
The Boeing Company (A)	160,672	34,885,105
TransDigm Group, Inc.	11,556	15,367,747
		264,061,743
Air freight and logistics – 0.3%
CH Robinson Worldwide, Inc.	24,240	3,896,822
Expeditors International of Washington, Inc.	27,499	4,097,626
FedEx Corp.	44,542	12,866,402
United Parcel Service, Inc., Class B	151,631	15,040,279
		35,901,129
Building products – 0.4%
A.O. Smith Corp.	23,262	1,555,763
Allegion PLC	17,653	2,810,711
Builders FirstSource, Inc. (A)	22,690	2,334,574
Carrier Global Corp.	162,442	8,583,435
Johnson Controls International PLC	125,397	15,016,291
Lennox International, Inc.	6,549	3,180,063
Masco Corp.	42,615	2,704,348
Trane Technologies PLC	45,498	17,707,822
		53,893,007
Commercial services and supplies – 0.4%
Cintas Corp.	70,089	13,181,638
Copart, Inc. (A)	182,701	7,152,744
Republic Services, Inc.	41,287	8,749,954

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Rollins, Inc.	60,223	$3,614,584
Veralto Corp.	50,948	5,083,591
Waste Management, Inc.	76,050	16,708,946
		54,491,457
Construction and engineering – 0.2%
Comfort Systems USA, Inc.	7,221	6,739,287
EMCOR Group, Inc.	9,186	5,619,903
Quanta Services, Inc.	30,597	12,913,770
		25,272,960
Electrical equipment – 0.8%
AMETEK, Inc.	47,235	9,697,818
Eaton Corp. PLC	79,695	25,383,654
Emerson Electric Company	115,274	15,299,165
GE Vernova, Inc.	55,671	36,384,895
Generac Holdings, Inc. (A)	12,041	1,642,031
Hubbell, Inc.	10,905	4,843,020
Rockwell Automation, Inc.	23,037	8,963,006
		102,213,589
Ground transportation – 0.8%
CSX Corp.	382,087	13,850,654
JB Hunt Transport Services, Inc.	15,435	2,999,638
Norfolk Southern Corp.	46,042	13,293,246
Old Dominion Freight Line, Inc.	37,756	5,920,141
Uber Technologies, Inc. (A)	426,345	34,836,650
Union Pacific Corp.	121,709	28,153,726
		99,054,055
Industrial conglomerates – 0.4%
3M Company	109,001	17,451,060
Honeywell International, Inc.	130,271	25,414,569
		42,865,629
Machinery – 1.6%
Caterpillar, Inc.	96,024	55,009,269
Cummins, Inc.	28,323	14,457,475
Deere & Company	51,585	24,016,428
Dover Corp.	28,142	5,494,444
Fortive Corp.	65,170	3,598,036
IDEX Corp.	15,358	2,732,803
Illinois Tool Works, Inc.	54,167	13,341,332
Ingersoll Rand, Inc.	73,776	5,844,535
Nordson Corp.	10,952	2,633,189
Otis Worldwide Corp.	79,964	6,984,855
PACCAR, Inc.	107,765	11,801,345
Parker-Hannifin Corp.	25,892	22,758,032
Pentair PLC	33,578	3,496,813
Snap-on, Inc.	10,672	3,677,571
Stanley Black & Decker, Inc.	31,781	2,360,693
Wabtec Corp.	35,078	7,487,399
Xylem, Inc.	49,957	6,803,144
		192,497,363
Passenger airlines – 0.2%
Delta Air Lines, Inc.	133,092	9,236,585
Southwest Airlines Company	106,114	4,385,692
United Airlines Holdings, Inc. (A)	66,427	7,427,867
		21,050,144
Professional services – 0.5%
Automatic Data Processing, Inc.	82,988	21,347,003
Broadridge Financial Solutions, Inc.	23,951	5,345,145
Dayforce, Inc. (A)	32,837	2,271,007
Equifax, Inc.	25,114	5,449,236
Jacobs Solutions, Inc.	24,527	3,248,846
Leidos Holdings, Inc.	26,234	4,732,614
Paychex, Inc.	66,461	7,455,595
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Paycom Software, Inc.	10,027	$1,597,903
Verisk Analytics, Inc.	28,597	6,396,863
		57,844,212
Trading companies and distributors – 0.2%
Fastenal Company	235,561	9,453,063
United Rentals, Inc.	13,056	10,566,482
W.W. Grainger, Inc.	8,976	9,057,233
		29,076,778
		978,222,066
Information technology – 33.8%
Communications equipment – 0.9%
Arista Networks, Inc. (A)	211,880	27,762,636
Cisco Systems, Inc.	808,587	62,285,457
F5, Inc. (A)	11,836	3,021,257
Motorola Solutions, Inc.	34,175	13,099,961
		106,169,311
Electronic equipment, instruments and components – 0.7%
Amphenol Corp., Class A	251,161	33,941,898
CDW Corp.	26,714	3,638,447
Corning, Inc.	160,087	14,017,218
Jabil, Inc.	21,922	4,998,654
Keysight Technologies, Inc. (A)	35,262	7,164,886
TE Connectivity PLC	60,364	13,733,414
Teledyne Technologies, Inc. (A)	9,634	4,920,373
Trimble, Inc. (A)	48,818	3,824,890
Zebra Technologies Corp., Class A (A)	10,395	2,524,114
		88,763,894
IT services – 1.0%
Accenture PLC, Class A	127,245	34,139,834
Akamai Technologies, Inc. (A)	29,519	2,575,533
Cognizant Technology Solutions Corp., Class A	99,033	8,219,739
EPAM Systems, Inc. (A)	11,335	2,322,315
Gartner, Inc. (A)	14,789	3,730,969
GoDaddy, Inc., Class A (A)	27,730	3,440,738
IBM Corp.	191,796	56,811,893
VeriSign, Inc.	17,119	4,159,061
		115,400,082
Semiconductors and semiconductor equipment – 13.9%
Advanced Micro Devices, Inc. (A)	334,054	71,541,005
Analog Devices, Inc.	100,943	27,375,742
Applied Materials, Inc.	163,461	42,007,842
Broadcom, Inc.	968,970	335,360,517
First Solar, Inc. (A)	22,018	5,751,762
Intel Corp. (A)	920,020	33,948,738
KLA Corp.	26,960	32,758,557
Lam Research Corp.	257,721	44,116,681
Microchip Technology, Inc.	110,893	7,066,102
Micron Technology, Inc.	230,316	65,734,490
Monolithic Power Systems, Inc.	9,830	8,909,519
NVIDIA Corp.	4,986,057	929,899,631
NXP Semiconductors NV	51,640	11,208,978
ON Semiconductor Corp. (A)	82,563	4,470,786
Qnity Electronics, Inc.	42,974	3,508,827
Qualcomm, Inc.	219,756	37,589,264
Skyworks Solutions, Inc.	30,507	1,934,449
Teradyne, Inc.	32,134	6,219,857
Texas Instruments, Inc.	186,438	32,345,129
		1,701,747,876
Software – 10.1%
Adobe, Inc. (A)	85,891	30,060,991
AppLovin Corp., Class A (A)	55,541	37,424,637

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Autodesk, Inc. (A)	43,705	$12,937,117
Cadence Design Systems, Inc. (A)	55,852	17,458,218
Crowdstrike Holdings, Inc., Class A (A)	51,493	24,137,859
Datadog, Inc., Class A (A)	66,777	9,081,004
Fair Isaac Corp. (A)	4,865	8,224,866
Fortinet, Inc. (A)	129,699	10,299,398
Gen Digital, Inc.	115,156	3,131,092
Intuit, Inc.	57,207	37,895,061
Microsoft Corp.	1,525,031	737,535,492
Oracle Corp.	345,119	67,267,144
Palantir Technologies, Inc., Class A (A)	468,717	83,314,447
Palo Alto Networks, Inc. (A)	140,345	25,851,549
PTC, Inc. (A)	24,580	4,282,082
Roper Technologies, Inc.	22,086	9,831,141
Salesforce, Inc.	195,338	51,746,990
ServiceNow, Inc. (A)	212,865	32,608,789
Synopsys, Inc. (A)	38,113	17,902,438
Tyler Technologies, Inc. (A)	8,829	4,007,925
Workday, Inc., Class A (A)	44,526	9,563,294
		1,234,561,534
Technology hardware, storage and peripherals – 7.2%
Apple, Inc.	3,031,923	824,258,587
Dell Technologies, Inc., Class C	61,843	7,784,797
Hewlett Packard Enterprise Company	270,711	6,502,478
HP, Inc.	191,790	4,273,081
NetApp, Inc.	40,959	4,386,299
Sandisk Corp. (A)	28,567	6,781,234
Seagate Technology Holdings PLC	44,705	12,311,310
Super Micro Computer, Inc. (A)	102,893	3,011,678
Western Digital Corp.	70,153	12,085,257
		881,394,721
		4,128,037,418
Materials – 1.8%
Chemicals – 0.9%
Air Products & Chemicals, Inc.	45,665	11,280,168
Albemarle Corp.	24,150	3,415,776
CF Industries Holdings, Inc.	32,005	2,475,267
Corteva, Inc.	138,652	9,293,844
Dow, Inc.	145,842	3,409,786
DuPont de Nemours, Inc.	85,968	3,455,914
Ecolab, Inc.	52,305	13,731,109
International Flavors & Fragrances, Inc.	52,548	3,541,210
Linde PLC	95,812	40,853,279
LyondellBasell Industries NV, Class A	52,835	2,287,756
PPG Industries, Inc.	46,045	4,717,771
The Mosaic Company	65,130	1,568,982
The Sherwin-Williams Company	47,304	15,327,915
		115,358,777
Construction materials – 0.3%
CRH PLC	137,531	17,163,869
Martin Marietta Materials, Inc.	12,374	7,704,795
Vulcan Materials Company	27,112	7,732,885
		32,601,549
Containers and packaging – 0.2%
Amcor PLC	473,656	3,950,291
Avery Dennison Corp.	15,860	2,884,617
Ball Corp.	54,986	2,912,608
International Paper Company	108,348	4,267,828
Packaging Corp. of America	18,338	3,781,846
Smurfit WestRock PLC	107,147	4,143,374
		21,940,564
Metals and mining – 0.4%
Freeport-McMoRan, Inc.	294,635	14,964,512
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Newmont Corp.	223,913	$22,357,713
Nucor Corp.	46,959	7,659,482
Steel Dynamics, Inc.	28,167	4,772,898
		49,754,605
		219,655,495
Real estate – 1.8%
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	31,915	1,561,920
Healthpeak Properties, Inc.	142,593	2,292,895
Ventas, Inc.	96,383	7,458,117
Welltower, Inc.	140,826	26,138,714
		37,451,646
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	131,230	2,326,708
Industrial REITs – 0.2%
Prologis, Inc.	190,591	24,330,847
Office REITs – 0.0%
BXP, Inc.	30,239	2,040,528
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	60,148	9,671,197
CoStar Group, Inc. (A)	86,964	5,847,459
		15,518,656
Residential REITs – 0.2%
AvalonBay Communities, Inc.	29,018	5,261,254
Camden Property Trust	21,831	2,403,156
Equity Residential	71,043	4,478,551
Essex Property Trust, Inc.	13,215	3,458,101
Invitation Homes, Inc.	115,721	3,215,887
Mid-America Apartment Communities, Inc.	24,024	3,337,174
UDR, Inc.	61,708	2,263,449
		24,417,572
Retail REITs – 0.3%
Federal Realty Investment Trust	16,108	1,623,686
Kimco Realty Corp.	138,959	2,816,699
Realty Income Corp.	188,756	10,640,176
Regency Centers Corp.	33,777	2,331,626
Simon Property Group, Inc.	66,986	12,399,778
		29,811,965
Specialized REITs – 0.7%
American Tower Corp.	96,058	16,864,903
Crown Castle, Inc.	89,354	7,940,890
Digital Realty Trust, Inc.	66,253	10,250,002
Equinix, Inc.	20,147	15,435,826
Extra Space Storage, Inc.	43,551	5,671,211
Iron Mountain, Inc.	60,651	5,031,000
Public Storage	32,402	8,408,319
SBA Communications Corp.	21,862	4,228,767
VICI Properties, Inc.	219,317	6,167,194
Weyerhaeuser Company	147,912	3,504,035
		83,502,147
		219,400,069
Utilities – 2.2%
Electric utilities – 1.5%
Alliant Energy Corp.	52,746	3,429,017
American Electric Power Company, Inc.	109,831	12,664,613
Constellation Energy Corp.	64,078	22,636,835
Duke Energy Corp.	159,567	18,702,848
Edison International	78,953	4,738,759
Entergy Corp.	91,638	8,470,100
Evergy, Inc.	47,238	3,424,283
Eversource Energy	76,984	5,183,333

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Exelon Corp.	207,297	$9,036,076
FirstEnergy Corp.	106,684	4,776,243
NextEra Energy, Inc.	427,325	34,305,651
NRG Energy, Inc.	39,322	6,261,635
PG&E Corp.	450,985	7,247,329
Pinnacle West Capital Corp.	24,558	2,178,295
PPL Corp.	151,782	5,315,406
The Southern Company	225,933	19,701,358
Xcel Energy, Inc.	121,375	8,964,758
		177,036,539
Gas utilities – 0.0%
Atmos Energy Corp.	32,938	5,521,397
Independent power and renewable electricity producers – 0.1%
The AES Corp.	146,117	2,095,318
Vistra Corp.	65,351	10,543,077
		12,638,395
Multi-utilities – 0.6%
Ameren Corp.	55,501	5,542,330
CenterPoint Energy, Inc.	133,956	5,135,873
CMS Energy Corp.	62,442	4,366,569
Consolidated Edison, Inc.	74,060	7,355,639
Dominion Energy, Inc.	175,208	10,265,437
DTE Energy Company	42,614	5,496,354
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
NiSource, Inc.	97,916	$4,088,972
Public Service Enterprise Group, Inc.	102,421	8,224,406
Sempra	133,922	11,823,973
WEC Energy Group, Inc.	66,746	7,039,033
		69,338,586
Water utilities – 0.0%
American Water Works Company, Inc.	40,037	5,224,829
		269,759,746
TOTAL COMMON STOCKS (Cost $3,564,119,122)		$11,990,744,488
SHORT-TERM INVESTMENTS – 2.0%
Short-term funds – 2.0%
John Hancock Collateral Trust, 3.7477% (B)(C)	24,251,914	242,620,997
TOTAL SHORT-TERM INVESTMENTS (Cost $242,613,465)		$242,620,997
Total Investments (500 Index Trust) (Cost $3,806,732,587) – 100.1%		$12,233,365,485
Other assets and liabilities, net – (0.1%)		(6,803,301)
TOTAL NET ASSETS – 100.0%		$12,226,562,184
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-25.
(C)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	697	Long	Mar 2026	$241,111,782	$240,203,625	$(908,157)
						$(908,157)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	44,413,358	$1,221,811,478
TOTAL INVESTMENT COMPANIES (Cost $1,034,195,067)		$1,221,811,478
Total Investments (American Asset Allocation Trust) (Cost $1,034,195,067) - 100.0%		$1,221,811,478
Other assets and liabilities, net - (0.0%)		(17,461)
TOTAL NET ASSETS - 100.0%		$1,221,794,017
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,332,537	$206,849,099
TOTAL INVESTMENT COMPANIES (Cost $175,497,814)		$206,849,099
Total Investments (American Global Growth Trust) (Cost $175,497,814) - 100.0%		$206,849,099
Other assets and liabilities, net - (0.0%)		(27,139)
TOTAL NET ASSETS - 100.0%		$206,821,960

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	7,787,972	$1,098,571,337
TOTAL INVESTMENT COMPANIES (Cost $724,585,775)		$1,098,571,337
Total Investments (American Growth Trust) (Cost $724,585,775) - 100.0%		$1,098,571,337
Other assets and liabilities, net - (0.0%)		(21,847)
TOTAL NET ASSETS - 100.0%		$1,098,549,490
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	14,802,367	$1,002,564,328
TOTAL INVESTMENT COMPANIES (Cost $781,957,747)		$1,002,564,328
Total Investments (American Growth-Income Trust) (Cost $781,957,747) - 100.0%		$1,002,564,328
Other assets and liabilities, net - (0.0%)		(24,138)
TOTAL NET ASSETS - 100.0%		$1,002,540,190
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1 (A)	17,386,286	$388,235,761
TOTAL INVESTMENT COMPANIES (Cost $322,189,863)		$388,235,761
Total Investments (American International Trust) (Cost $322,189,863) - 100.0%		$388,235,761
Other assets and liabilities, net - (0.0%)		(176,085)
TOTAL NET ASSETS - 100.0%		$388,059,676
Security Abbreviations and Legend
(A)	The portfolio owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the portfolio. For more information on this security refer to the Notes to financial statements.
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.6%
Communication services – 14.9%
Entertainment – 2.0%
Netflix, Inc. (A)	469,268	$43,998,568
Interactive media and services – 12.0%
Alphabet, Inc., Class A	107,299	33,584,587
Alphabet, Inc., Class C	396,271	124,349,840
Meta Platforms, Inc., Class A	160,702	106,077,783
		264,012,210
Wireless telecommunication services – 0.9%
T-Mobile US, Inc.	93,778	19,040,685
		327,051,463
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 16.7%
Automobiles – 3.0%
Tesla, Inc. (A)	143,915	$64,721,454
Broadline retail – 6.9%
Amazon.com, Inc. (A)	613,657	141,644,309
Sea, Ltd., ADR (A)	79,563	10,149,852
		151,794,161
Hotels, restaurants and leisure – 1.8%
Booking Holdings, Inc.	3,809	20,398,452
Chipotle Mexican Grill, Inc. (A)	259,970	9,618,890
DoorDash, Inc., Class A (A)	45,490	10,302,575
		40,319,917
Specialty retail – 5.0%
Carvana Company (A)	211,220	89,139,064
Ross Stores, Inc.	52,501	9,457,530
The TJX Companies, Inc.	69,212	10,631,655
		109,228,249
		366,063,781
Consumer staples – 0.7%
Food products – 0.2%
Mondelez International, Inc., Class A	63,320	3,408,516
Household products – 0.5%
Colgate-Palmolive Company	78,666	6,216,187
The Procter & Gamble Company	34,183	4,898,766
		11,114,953
		14,523,469
Financials – 8.1%
Capital markets – 1.5%
Moody's Corp.	13,573	6,933,767
Morgan Stanley	55,647	9,879,012
The Charles Schwab Corp.	67,278	6,721,745
The Goldman Sachs Group, Inc.	10,173	8,942,067
		32,476,591
Financial services – 5.4%
Adyen NV (A)(B)	2,252	3,631,518
Mastercard, Inc., Class A	87,227	49,796,150
Visa, Inc., Class A	183,806	64,462,602
		117,890,270
Insurance – 1.2%
Chubb, Ltd.	62,961	19,651,387
Marsh & McLennan Companies, Inc.	35,436	6,574,087
		26,225,474
		176,592,335
Health care – 7.0%
Health care equipment and supplies – 2.0%
Intuitive Surgical, Inc. (A)	56,007	31,720,125
Medline, Inc., Class A (A)	46,022	1,932,924
Stryker Corp.	27,216	9,565,608
		43,218,657
Health care providers and services – 0.7%
UnitedHealth Group, Inc.	44,770	14,779,025
Life sciences tools and services – 1.2%
Danaher Corp.	53,591	12,268,052
Thermo Fisher Scientific, Inc.	22,629	13,112,374
		25,380,426
Pharmaceuticals – 3.1%
Eli Lilly & Company	64,365	69,171,778
		152,549,886

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 3.2%
Aerospace and defense – 2.0%
General Electric Company	129,125	$39,774,374
TransDigm Group, Inc.	3,963	5,270,196
		45,044,570
Commercial services and supplies – 0.3%
Cintas Corp.	25,479	4,791,836
Veralto Corp.	11,358	1,133,301
		5,925,137
Electrical equipment – 0.7%
GE Vernova, Inc.	22,875	14,950,414
Ground transportation – 0.2%
Old Dominion Freight Line, Inc.	27,666	4,338,029
		70,258,150
Information technology – 47.9%
Electronic equipment, instruments and components – 0.5%
TE Connectivity PLC	44,938	10,223,844
IT services – 0.9%
Shopify, Inc., Class A (A)	130,039	20,932,378
Semiconductors and semiconductor equipment – 21.3%
ASML Holding NV, NYRS	17,078	18,271,069
Broadcom, Inc.	310,466	107,452,283
Monolithic Power Systems, Inc.	11,721	10,623,446
NVIDIA Corp.	1,674,140	312,227,105
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	42,814	13,010,746
Texas Instruments, Inc.	30,630	5,313,999
		466,898,648
Software – 16.2%
Crowdstrike Holdings, Inc., Class A (A)	18,605	8,721,280
Datadog, Inc., Class A (A)	23,659	3,217,387
Microsoft Corp.	539,843	261,078,872
Oracle Corp.	120,212	23,430,521
Palantir Technologies, Inc., Class A (A)	39,356	6,995,529
Roper Technologies, Inc.	17,990	8,007,889
ServiceNow, Inc. (A)	209,078	32,028,659
Synopsys, Inc. (A)	23,487	11,032,314
		354,512,451
Technology hardware, storage and peripherals – 9.0%
Apple, Inc. (C)	730,422	198,572,525
		1,051,139,846
Materials – 0.6%
Chemicals – 0.6%
Linde PLC	15,527	6,620,558
The Sherwin-Williams Company	22,330	7,235,590
		13,856,148
Utilities – 0.5%
Electric utilities – 0.5%
Constellation Energy Corp.	33,263	11,750,820
TOTAL COMMON STOCKS (Cost $1,178,530,087)		$2,183,785,898
CORPORATE BONDS - 0.2%
Consumer discretionary - 0.2%
Carvana Company
9.000%, (9.000% Cash or 13.000% PIK), 06/01/2030 (B)	$1,366,094	1,431,851
9.000%, (9.000% Cash or 14.000% PIK), 06/01/2031 (B)	1,867,446	2,107,280
		3,539,131
TOTAL CORPORATE BONDS (Cost $3,553,398)		$3,539,131
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.2%
Short-term funds – 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.7239% (D)	386,167	$386,167
T. Rowe Price Government Reserve Fund, 3.7374% (D)	4,840,783	4,840,783
TOTAL SHORT-TERM INVESTMENTS (Cost $5,226,950)		$5,226,950
Total Investments (Blue Chip Growth Trust) (Cost $1,187,310,435) – 100.0%		$2,192,551,979
Other assets and liabilities, net – 0.0%		763,309
TOTAL NET ASSETS – 100.0%		$2,193,315,288
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 12-31-25.
(D)	The rate shown is the annualized seven-day yield as of 12-31-25.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 64.0%
Communication services – 5.6%
Interactive media and services – 5.6%
Alphabet, Inc., Class A	61,254	$19,172,502
Meta Platforms, Inc., Class A (A)	12,861	8,489,417
		27,661,919
Consumer discretionary – 6.4%
Broadline retail – 3.7%
Amazon.com, Inc. (A)(B)	77,942	17,990,572
Hotels, restaurants and leisure – 2.7%
DoorDash, Inc., Class A (B)	1,767	400,190
Starbucks Corp.	86,518	7,285,681
Yum! Brands, Inc. (A)	38,156	5,772,240
		13,458,111
		31,448,683
Consumer staples – 0.7%
Beverages – 0.7%
Keurig Dr. Pepper, Inc.	114,800	3,215,548
Energy – 1.1%
Oil, gas and consumable fuels – 1.1%
Canadian Natural Resources, Ltd. (C)	153,571	5,198,378
Financials – 7.4%
Capital markets – 1.7%
KKR & Company, Inc.	41,298	5,264,669
S&P Global, Inc.	6,306	3,295,453
		8,560,122
Financial services – 2.5%
Mastercard, Inc., Class A	11,275	6,436,672

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Visa, Inc., Class A (A)	17,093	$5,994,686
		12,431,358
Insurance – 3.2%
Arthur J. Gallagher & Company	32,923	8,520,143
Ryan Specialty Holdings, Inc.	24,631	1,271,699
Willis Towers Watson PLC	17,499	5,750,171
		15,542,013
		36,533,493
Health care – 13.2%
Biotechnology – 1.1%
Apogee Therapeutics, Inc. (B)	8,959	676,225
Arcellx, Inc. (B)	21,201	1,382,305
BioNTech SE, ADR (B)	11,099	1,056,625
Cytokinetics, Inc. (B)	26,366	1,675,296
Vaxcyte, Inc. (B)	14,972	690,808
		5,481,259
Health care equipment and supplies – 4.9%
Abbott Laboratories	80,037	10,027,836
Becton, Dickinson and Company (A)	66,787	12,961,353
Medline, Inc., Class A (B)	31,481	1,322,202
		24,311,391
Health care providers and services – 3.1%
Cencora, Inc.	19,847	6,703,324
McKesson Corp.	3,056	2,506,806
UnitedHealth Group, Inc.	18,088	5,971,030
		15,181,160
Life sciences tools and services – 3.0%
Danaher Corp.	5,010	1,146,889
Revvity, Inc.	104,463	10,106,795
Thermo Fisher Scientific, Inc.	5,890	3,412,961
		14,666,645
Pharmaceuticals – 1.1%
Eli Lilly & Company	4,906	5,272,380
		64,912,835
Industrials – 1.1%
Machinery – 1.1%
Ingersoll Rand, Inc.	64,647	5,121,335
Information technology – 21.8%
Electronic equipment, instruments and components – 0.8%
Amphenol Corp., Class A	29,053	3,926,222
Semiconductors and semiconductor equipment – 8.3%
Advanced Micro Devices, Inc. (B)	38,287	8,199,544
Broadcom, Inc.	23,368	8,087,665
NVIDIA Corp. (A)	116,448	21,717,552
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	9,000	2,735,010
		40,739,771
Software – 8.7%
Aurora Innovation, Inc. (B)(C)	1,152,050	4,423,872
Microsoft Corp. (A)	47,390	22,918,749
PTC, Inc. (B)(C)	51,779	9,020,420
Roper Technologies, Inc. (A)	4,072	1,812,569
Salesforce, Inc.	7,298	1,933,313
Workday, Inc., Class A (B)	12,354	2,653,392
		42,762,315
Technology hardware, storage and peripherals – 4.0%
Apple, Inc. (A)	72,729	19,772,105
		107,200,413
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 6.7%
Electric utilities – 1.3%
PPL Corp.	177,872	$6,229,077
Multi-utilities – 5.4%
Ameren Corp.	69,937	6,983,909
CenterPoint Energy, Inc.	266,552	10,219,604
NiSource, Inc.	228,022	9,522,199
		26,725,712
		32,954,789
TOTAL COMMON STOCKS (Cost $289,264,082)		$314,247,393
PREFERRED SECURITIES – 0.0%
Financials – 0.0%
Capital markets – 0.0%
KKR & Company, Inc., 6.250%	4,777	247,640
Utilities – 0.0%
Multi-utilities – 0.0%
CMS Energy Corp., 5.875%	209	4,734
TOTAL PREFERRED SECURITIES (Cost $241,787)		$252,374
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 16.3%
U.S. Government – 16.3%
U.S. Treasury Notes
3.500%, 11/30/2030	$16,581,000	16,413,895
3.625%, 08/31/2030 to 10/31/2030	33,231,000	33,098,775
3.750%, 10/31/2032 to 11/30/2032	8,831,000	8,731,209
3.875%, 07/31/2030 to 09/30/2032	21,640,000	21,735,496
		79,979,375
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $79,977,394)		$79,979,375
CORPORATE BONDS - 7.4%
Consumer discretionary - 2.3%
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	946,000	878,153
3.750%, 05/01/2029 (D)	762,000	740,132
4.000%, 05/01/2031 (D)	1,019,000	975,570
4.875%, 01/15/2030	698,000	700,354
5.500%, 03/31/2034 (D)	403,000	405,768
5.750%, 09/15/2033 (D)	578,000	591,534
5.875%, 04/01/2029 (D)	355,000	363,448
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	237,000	237,108
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	1,053,000	1,051,433
Life Time, Inc. 6.000%, 11/15/2031 (D)	249,000	255,103
Service Corp. International
3.375%, 08/15/2030	100,000	93,510
4.625%, 12/15/2027	44,000	43,943
5.750%, 10/15/2032	255,000	259,524
Six Flags Entertainment Corp.
5.375%, 04/15/2027	490,000	488,117
5.500%, 04/15/2027 (D)	383,000	380,611
6.500%, 10/01/2028	475,000	465,540
Vail Resorts, Inc.
5.625%, 07/15/2030 (D)	147,000	149,390
6.500%, 05/15/2032 (D)	315,000	326,890
Yum! Brands, Inc.
3.625%, 03/15/2031	331,000	313,107
4.625%, 01/31/2032	902,000	883,955
4.750%, 01/15/2030 (D)	402,000	402,320

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Yum! Brands, Inc. (continued)
5.350%, 11/01/2043	$657,000	$636,690
5.375%, 04/01/2032	540,000	546,754
6.875%, 11/15/2037	253,000	279,143
		11,468,097
Financials - 2.2%
AmWINS Group, Inc. 6.375%, 02/15/2029 (D)	297,000	305,438
Broadstreet Partners Group LLC 5.875%, 04/15/2029 (D)	1,015,000	1,013,408
HUB International, Ltd.
5.625%, 12/01/2029 (D)	452,000	451,924
7.250%, 06/15/2030 (D)	4,072,000	4,275,295
7.375%, 01/31/2032 (D)	2,174,000	2,281,730
MSCI, Inc. 5.250%, 09/01/2035	646,000	650,262
Ryan Specialty LLC
4.375%, 02/01/2030 (D)	220,000	215,916
5.875%, 08/01/2032 (D)	483,000	493,514
USI, Inc. 7.500%, 01/15/2032 (D)	901,000	944,319
		10,631,806
Health care - 0.2%
Avantor Funding, Inc.
3.875%, 11/01/2029 (D)	59,000	56,419
4.625%, 07/15/2028 (D)	250,000	248,642
Hologic, Inc. 3.250%, 02/15/2029 (D)	117,000	115,312
IQVIA, Inc.
5.000%, 05/15/2027 (D)	248,000	247,932
6.500%, 05/15/2030 (D)	200,000	207,478
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (D)	205,000	207,351
		1,083,134
Industrials - 1.5%
Booz Allen Hamilton, Inc.
4.000%, 07/01/2029 (D)	205,000	200,291
5.950%, 08/04/2033	278,000	289,601
Korn Ferry 4.625%, 12/15/2027 (D)	250,000	249,253
TransDigm, Inc.
4.625%, 01/15/2029	349,000	346,686
6.250%, 01/31/2034 (D)	84,000	87,165
6.375%, 03/01/2029 (D)	1,348,000	1,390,151
6.375%, 05/31/2033 (D)	1,249,000	1,281,633
6.625%, 03/01/2032 (D)	1,565,000	1,628,256
6.750%, 08/15/2028 (D)	204,000	207,594
6.750%, 01/31/2034 (D)	803,000	836,472
7.125%, 12/01/2031 (D)	828,000	870,203
		7,387,305
Information technology - 0.3%
Capstone Borrower, Inc. 8.000%, 06/15/2030 (D)	220,000	226,594
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	24,000	23,030
Ellucian Holdings, Inc. 6.500%, 12/01/2029 (D)	328,000	334,446
Fair Isaac Corp. 6.000%, 05/15/2033 (D)	334,000	343,067
PTC, Inc. 4.000%, 02/15/2028 (D)	321,000	316,176
		1,243,313
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate - 0.3%
SBA Communications Corp.
3.125%, 02/01/2029	$795,000	$760,453
3.875%, 02/15/2027	707,000	701,673
		1,462,126
Utilities - 0.6%
CenterPoint Energy, Inc. 5.950%, (5.950% to 4-1-31, then 5 Year CMT + 2.223%), 04/01/2056	657,000	662,010
Entergy Corp.
5.875%, (5.875% to 6-15-31, then 5 Year CMT + 2.179%), 06/15/2056	711,000	710,556
6.100%, (6.100% to 6-15-36, then 5 Year CMT + 2.013%), 06/15/2056	482,000	481,252
NiSource, Inc. 5.750%, (5.750% to 7-15-31, then 5 Year CMT + 2.035%), 07/15/2056	1,257,000	1,265,141
		3,118,959
TOTAL CORPORATE BONDS (Cost $35,392,100)		$36,394,740
TERM LOANS (E) – 9.7%
Consumer discretionary – 0.7%
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 5.477%, 11/08/2030	1,662,129	1,671,503
Mister Car Wash Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.500%) 6.216%, 03/27/2031	217,866	218,489
Varsity Brands, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 3.000%) 6.672%, 08/26/2031	1,294,547	1,298,599
Wyndham Hotels & Resorts, Inc., 2024 Term Loan (1 month CME Term SOFR + 1.750%) 5.466%, 05/24/2030	267,782	268,248
		3,456,839
Financials – 3.6%
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 5.966%, 01/30/2032	3,015,034	3,022,571
Broadstreet Partners Group LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 2.750%) 6.466%, 06/13/2031	3,331,876	3,341,505
CPI Holdco B LLC, 2025 Add-on Term Loan B (3 month CME Term SOFR + 2.000%) 5.916%, 05/17/2031	1,546,088	1,548,887
EP Wealth Advisors LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%) 6.672%, 10/18/2032	146,000	146,365
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 6.120%, 06/20/2030	6,284,124	6,313,911
Mariner Wealth Advisors LLC, 2025 Term Loan (3 month CME Term SOFR + 2.250%) 5.936%, 12/31/2030	703,838	706,956
Mariner Wealth Advisors LLC, 2025 Term Loan B1 TBD 12/31/2030 (F)	48,000	48,213
Ryan Specialty LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 2.000%) 5.716%, 09/15/2031	58,704	58,741
USI, Inc., 2024 Term Loan C (3 month CME Term SOFR + 2.250%) 5.922%, 09/29/2030	1,225,247	1,226,950

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Financials (continued)
USI, Inc., 2024 Term Loan D (3 month CME Term SOFR + 2.250%) 5.922%, 11/21/2029		$1,215,923	1,218,306
			17,632,405
Health care – 0.4%
Loire Finco Luxembourg Sarl, 2025 USD Term Loan B (1 month CME Term SOFR + 4.000%) 7.716%, 01/21/2030		1,639,474	1,637,015
Industrials – 1.1%
Filtration Group Corp., 2025 EUR Term Loan B (1 month EURIBOR + 3.500%) 5.401%, 10/21/2028	EUR	603,316	717,880
Filtration Group Corp., 2025 USD Term Loan (1 month CME Term SOFR + 2.750%) 6.466%, 10/21/2028		$2,606,943	2,618,883
TransDigm, Inc., 2025 Term Loan K (1 month CME Term SOFR + 2.250%) 5.966%, 03/22/2030		2,137,015	2,142,807
			5,479,570
Information technology – 3.7%
Applied Systems, Inc., 2024 1st Lien Term Loan (3 month CME Term SOFR + 2.500%) 6.172%, 02/24/2031		6,880,310	6,916,157
Applied Systems, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 4.500%) 8.172%, 02/23/2032		856,009	868,584
Ascend Learning LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%) 6.716%, 12/11/2028		1,413,039	1,416,317
Bending Spoons US, Inc., 2025 Term Loan B1 TBD 03/07/2031 (F)		1,211,000	1,171,643
Bending Spoons US, Inc., USD Term Loan B (1 month CME Term SOFR + 5.250%) 9.034%, 03/07/2031		92,595	89,662
CCC Intelligent Solutions, Inc., Term Loan (1 month CME Term SOFR + 2.000%) 5.716%, 01/23/2032		412,756	413,788
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.750%) 6.466%, 10/09/2029		1,079,806	1,085,205
Epicor Software Corp., 2024 Term Loan F (1 month CME Term SOFR + 2.500%) 6.216%, 05/30/2031		1,265,244	1,268,648
Icon Parent, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.000%) 8.841%, 11/12/2032		387,200	387,200
Icon Parent, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 2.750%) 6.445%, 11/13/2031		1,794,622	1,796,650
Quartz Acquireco LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 5.922%, 06/28/2030		288,936	288,214
Storable, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 6.966%, 04/16/2031		996,035	999,770
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.500%) 6.338%, 02/10/2031		1,600,197	1,600,837
			18,302,675
Real estate – 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 5.470%, 01/25/2031		1,003,900	1,007,555
TOTAL TERM LOANS (Cost $47,303,585)			$47,516,059
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES - 0.1%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	$326,180	$324,309
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (D)	206,400	198,673
TOTAL ASSET-BACKED SECURITIES (Cost $529,955)		$522,982
SHORT-TERM INVESTMENTS – 3.0%
Short-term funds – 2.9%
John Hancock Collateral Trust, 3.7477% (G)(H)	317,889	3,180,226
T. Rowe Price Government Reserve Fund, 3.7374% (G)	10,802,604	10,802,604
		13,982,830
Repurchase agreement – 0.1%
Repurchase Agreement with State Street Corp. dated 12-31-25 at 1.060% to be repurchased at $647,038 on 1-2-26, collateralized by $647,500 U.S. Treasury Notes, 4.500% due 5-15-27 (valued at $660,018)	$647,000	647,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,629,894)		$14,629,830
Total Investments (Capital Appreciation Value Trust) (Cost $467,338,797) – 100.5%		$493,542,753
Other assets and liabilities, net – (0.5%)		(2,679,732)
TOTAL NET ASSETS – 100.0%		$490,863,021
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 12-31-25.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	The rate shown is the annualized seven-day yield as of 12-31-25.
(H)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
BOA	Abbott Laboratories	USD	130.00	Jan 2026	45	4,500	$24,919	$(1,474)
BOA	Abbott Laboratories	USD	140.00	Jan 2026	25	2,500	5,307	(8)
BOA	Abbott Laboratories	USD	145.00	Jan 2026	22	2,200	12,622	—
BARC	Advanced Micro Devices, Inc.	USD	175.00	Jan 2026	25	2,500	36,113	(99,637)
BARC	Advanced Micro Devices, Inc.	USD	180.00	Jan 2026	25	2,500	32,077	(87,582)
UBS	Alphabet, Inc., Class A	USD	205.00	Jan 2026	24	2,400	25,601	(260,172)
UBS	Alphabet, Inc., Class A	USD	215.00	Jan 2026	24	2,400	18,129	(236,220)
UBS	Alphabet, Inc., Class A	USD	340.00	Jan 2027	9	900	24,763	(34,687)
UBS	Alphabet, Inc., Class A	USD	350.00	Jan 2027	9	900	22,423	(31,355)
UBS	Alphabet, Inc., Class A	USD	360.00	Jan 2027	9	900	20,262	(28,317)
CITI	Amazon.com, Inc.	USD	250.00	Jan 2026	25	2,500	28,525	(774)
CITI	Amazon.com, Inc.	USD	260.00	Jan 2026	25	2,500	20,675	(215)
UBS	Amphenol Corp., Class A	USD	115.00	Jan 2026	14	1,400	6,957	(28,723)
UBS	Amphenol Corp., Class A	USD	120.00	Jan 2026	14	1,400	4,997	(22,044)
BARC	Apple, Inc.	USD	235.00	Jan 2026	25	2,500	19,623	(93,488)
BARC	Apple, Inc.	USD	245.00	Jan 2026	25	2,500	12,657	(68,752)
BARC	Canadian Natural Resources, Ltd.	USD	32.50	Jan 2026	73	7,300	8,915	(11,654)
BARC	Canadian Natural Resources, Ltd.	USD	35.00	Jan 2026	73	7,300	5,408	(1,537)
UBS	Danaher Corp.	USD	220.00	Jan 2026	19	1,900	10,031	(20,326)
UBS	Danaher Corp.	USD	330.00	Jan 2026	25	2,500	40,441	—
CITI	Eli Lilly & Company	USD	850.00	Jan 2026	1	100	4,878	(22,670)
CITI	Eli Lilly & Company	USD	890.00	Jan 2026	1	100	3,682	(18,698)
WFB	Ingersoll Rand, Inc.	USD	95.00	Jan 2026	8	800	1,253	—
WFB	Ingersoll Rand, Inc.	USD	95.00	Jan 2026	27	2,700	4,509	—
WFB	Ingersoll Rand, Inc.	USD	100.00	Jan 2026	8	800	534	—
WFB	Ingersoll Rand, Inc.	USD	100.00	Jan 2026	27	2,700	2,167	—
BARC	Mastercard, Inc., Class A	USD	580.00	Jan 2026	10	1,000	27,095	(3,674)
BARC	Mastercard, Inc., Class A	USD	585.00	Jan 2026	10	1,000	24,293	(2,320)
BARC	Mastercard, Inc., Class A	USD	610.00	Jan 2026	9	900	13,488	(104)
BARC	Mastercard, Inc., Class A	USD	620.00	Jan 2026	5	500	14,226	(12)
BARC	Mastercard, Inc., Class A	USD	640.00	Jan 2026	9	900	8,703	(1)
BARC	Mastercard, Inc., Class A	USD	670.00	Jun 2026	9	900	14,688	(5,354)
GSI	McKesson Corp.	USD	660.00	Jan 2026	4	400	14,103	(64,667)
GSI	McKesson Corp.	USD	680.00	Jan 2026	3	300	12,429	(42,533)
GSI	McKesson Corp.	USD	760.00	Jan 2026	1	100	2,931	(6,380)
GSI	McKesson Corp.	USD	760.00	Jan 2026	3	300	8,864	(19,141)
GSI	McKesson Corp.	USD	780.00	Jan 2026	1	100	2,141	(4,588)
GSI	McKesson Corp.	USD	780.00	Jan 2026	3	300	6,821	(13,764)
JPM	Meta Platforms, Inc., Class A	USD	775.00	Jan 2026	10	1,000	42,831	(76)
JPM	Meta Platforms, Inc., Class A	USD	810.00	Jan 2026	10	1,000	31,336	(27)
JPM	Microsoft Corp.	USD	565.00	Jan 2026	10	1,000	12,595	—
JPM	Microsoft Corp.	USD	590.00	Jan 2026	10	1,000	7,079	—
GSI	NVIDIA Corp.	USD	190.00	Jan 2026	27	2,700	34,822	(10,466)
GSI	NVIDIA Corp.	USD	200.00	Jan 2026	27	2,700	26,007	(2,931)
WFB	Starbucks Corp.	USD	100.00	Jan 2026	8	800	4,380	(5)
WFB	Starbucks Corp.	USD	100.00	Jan 2026	31	3,100	19,822	(21)
WFB	Starbucks Corp.	USD	105.00	Jan 2026	8	800	3,027	(1)
WFB	Starbucks Corp.	USD	105.00	Jan 2026	31	3,100	14,112	(2)
WFB	Starbucks Corp.	USD	105.00	Jan 2026	53	5,300	12,485	(4)
WFB	Starbucks Corp.	USD	125.00	Jan 2026	22	2,200	15,774	—
GSI	Visa, Inc., Class A	USD	360.00	Jan 2026	15	1,500	21,086	(1,417)
GSI	Visa, Inc., Class A	USD	370.00	Jan 2026	14	1,400	21,932	(207)
GSI	Visa, Inc., Class A	USD	380.00	Jan 2026	14	1,400	9,968	(25)
GSI	Visa, Inc., Class A	USD	390.00	Jan 2026	17	1,700	26,364	(2)
GSI	Visa, Inc., Class A	USD	400.00	Jan 2026	14	1,400	8,643	—
GSI	Visa, Inc., Class A	USD	395.00	Jun 2026	14	1,400	15,918	(7,743)
BOA	Willis Towers Watson PLC	USD	330.00	Jan 2026	4	400	3,876	(1,935)
BOA	Willis Towers Watson PLC	USD	340.00	Jan 2026	4	400	2,235	(517)
WFB	Workday, Inc., Class A	USD	260.00	Jan 2026	19	1,900	23,451	(18)
WFB	Workday, Inc., Class A	USD	270.00	Jan 2026	19	1,900	18,408	(3)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2026	17	1,700	4,503	(12,060)
WFB	Yum! Brands, Inc.	USD	160.00	Jan 2026	23	2,300	10,773	(358)
The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
WFB	Yum! Brands, Inc.	USD	160.00	Jan 2026	10	1,000	$3,280	$(156)
WFB	Yum! Brands, Inc.	USD	165.00	Jan 2026	10	1,000	1,970	(15)
							$943,927	$(1,268,860)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.

See Notes to financial statements regarding investment transactions and other derivatives information.
Disciplined Value Emerging Markets Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 91.5%
Brazil - 6.6%
Embraer SA	143,700	$2,304,725
Hypera SA	66,000	283,477
Itau Unibanco Holding SA, ADR	187,010	1,338,993
Localiza Rent a Car SA	198,800	1,573,412
Raia Drogasil SA	190,434	812,199
Rede D'Or Sao Luiz SA (A)	857,600	6,351,819
Suzano SA	101,600	952,681
TIM SA	965,900	3,748,624
Vale SA, ADR	41,381	539,194
		17,905,124
Chile - 0.4%
Sociedad Quimica y Minera de Chile SA, ADR (B)	14,820	1,019,616
China - 17.7%
Alibaba Group Holding, Ltd.	20,800	381,908
BYD Company, Ltd., H Shares	24,500	299,409
China Dili Group (B)(C)	190,600	6,465
China Huiyuan Juice Group, Ltd. (B)(C)	212,500	0
China Jushi Company, Ltd., Class A	168,617	413,029
China Taifeng Beddings Holdings, Ltd. (B)(C)	204,000	0
China Zhongwang Holdings, Ltd. (B)(C)	196,800	0
Contemporary Amperex Technology Company, Ltd., Class A	75,560	3,973,136
CT Environmental Group, Ltd. (B)(C)	164,000	0
H World Group, Ltd., ADR	33,906	1,595,277
Haier Smart Home Company, Ltd., H Shares	479,400	1,497,045
Hongda Xingye Company, Ltd., Class A (B)(C)	28,900	660
J&T Global Express, Ltd. (B)	2,011,400	2,707,359
Jason Furniture Hangzhou Company, Ltd., Class A	1,141,900	5,022,704
JD.com, Inc., Class A	19,200	276,081
New Oriental Education & Technology Group, Inc., ADR	10,394	571,982
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Pharmaron Beijing Company, Ltd., H Shares (A)	116,800	$294,639
Qunxing Paper Holdings Company, Ltd. (B)(C)	634,371	0
Rianlon Corp., Class A	249,371	1,505,513
Satellite Chemical Company, Ltd., Class A	132,200	334,580
Shenzhou International Group Holdings, Ltd.	100,900	795,078
STO Express Company, Ltd., Class A	427,400	821,517
Tencent Holdings, Ltd.	199,300	15,294,988
Tencent Holdings, Ltd., ADR	33,970	2,600,404
Tenwow International Holdings, Ltd. (B)(C)	121,000	0
Tongcheng Travel Holdings, Ltd.	1,525,200	4,402,624
Tongwei Company, Ltd., Class A (B)	97,700	286,897
WuXi AppTec Company, Ltd., Class A	80,700	1,045,637
WuXi AppTec Company, Ltd., H Shares (A)	79,500	1,008,105
XCMG Construction Machinery Company, Ltd., Class A	688,400	1,141,119
Yankuang Energy Group Company, Ltd., H Shares	630,000	778,606
Zhejiang Glass Company, Ltd., H Shares (B)(C)	162,000	0
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	826,000	824,430
		47,879,192
Colombia - 1.4%
Grupo Cibest SA, ADR	58,333	3,710,562
Greece - 0.5%
Hellenic Telecommunications Organization SA	62,771	1,242,419
Hong Kong - 4.4%
Anxin-China Holdings, Ltd. (B)(C)	1,648,000	0

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CECEP COSTIN New Materials Group, Ltd. (B)(C)	348,000	$0
China Fiber Optic Network System Group, Ltd. (B)(C)	150,800	0
China Lumena New Materials Corp. (B)(C)	50,900	0
China Resources Beer Holdings Company, Ltd.	1,128,000	3,809,585
Galaxy Entertainment Group, Ltd.	670,000	3,303,647
Geely Automobile Holdings, Ltd.	479,000	1,107,868
Hua Han Health Industry Holdings, Ltd. (B)(C)	880,000	0
Mingyuan Medicare Development Company, Ltd. (B)(C)	1,300,000	0
Techtronic Industries Company, Ltd.	93,500	1,075,542
WH Group, Ltd. (A)	2,266,500	2,524,912
		11,821,554
Hungary - 2.1%
OTP Bank NYRT	52,551	5,634,737
India - 9.6%
Aurobindo Pharma, Ltd.	199,534	2,636,162
Bajaj Auto, Ltd.	25,994	2,705,834
Bharti Airtel, Ltd.	202,175	4,748,502
Chennai Super Kings Cricket, Ltd. (B)(C)	207,315	5,190
HCL Technologies, Ltd.	88,157	1,590,155
HDFC Bank, Ltd., ADR	36,940	1,349,788
Hero MotoCorp, Ltd.	19,402	1,244,774
Mahindra & Mahindra, Ltd.	39,629	1,639,640
Reliance Industries, Ltd.	224,662	3,927,769
Reliance Industries, Ltd., GDR (A)	29,505	2,065,885
Tata Consultancy Services, Ltd.	114,371	4,091,225
		26,004,924
Indonesia - 0.1%
Adaro Andalan Indonesia PT	554,000	231,410
Bakrie Telecom Tbk PT (B)(C)	17,557,300	0
Sri Rejeki Isman Tbk PT (B)(C)	1,260,900	0
Suryainti Permata Tbk PT (B)(C)	1,446,000	0
Truba Alam Manunggal Engineering PT (B)(C)	11,991,500	0
Waskita Karya Persero Tbk PT (B)(C)	596,656	3,072
		234,482
Japan - 0.3%
Suzuki Motor Corp.	55,000	822,551
Luxembourg - 3.7%
Millicom International Cellular SA	155,298	8,609,721
Zabka Group SA (B)	206,794	1,315,599
		9,925,320
Mexico - 5.9%
America Movil SAB de CV, ADR	226,917	4,690,374
America Movil SAB de CV, Series B	7,348,500	7,586,207
Cemex SAB de CV, ADR	25,972	298,418
Coca-Cola Femsa SAB de CV, ADR	8,676	821,704
Genomma Lab Internacional SAB de CV, Class B	558,400	555,377
Grupo KUO SAB de CV, Series B	42,698	142,267
Kimberly-Clark de Mexico SAB de CV, Class A	547,200	1,167,178
Organizacion Soriana SAB de CV, Series B	178,000	404,584
Vista Energy SAB de CV, ADR (B)	6,819	331,813
		15,997,922
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Peru - 3.9%
Credicorp, Ltd.	36,422	$10,453,114
Philippines - 0.7%
International Container Terminal Services, Inc.	205,690	1,973,855
Philtown Properties, Inc. (B)(C)	3,844	0
Phoenix Petroleum Philippines, Inc. (B)(C)	22,200	983
PNB Holdings Corp. (B)(C)	10,246	56
		1,974,894
Russia - 0.0%
Gazprom PJSC, ADR (B)(C)	196,506	0
LUKOIL PJSC, ADR (B)(C)	16,379	0
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (B)(C)	1,686	0
RusHydro PJSC, ADR (B)(C)	52,278	0
VTB Bank PJSC, GDR (B)(C)	86,297	0
		0
Saudi Arabia - 2.9%
Al Rajhi Bank	73,946	1,920,756
The Saudi National Bank	594,481	5,999,561
		7,920,317
Singapore - 4.2%
DBS Group Holdings, Ltd.	179,800	7,876,071
Oversea-Chinese Banking Corp., Ltd.	234,900	3,608,821
		11,484,892
South Africa - 4.3%
Absa Group, Ltd.	320,106	4,626,448
FirstRand, Ltd.	1,282,557	7,028,400
		11,654,848
South Korea - 6.8%
Coway Company, Ltd. (B)	4,120	248,015
Dahaam E-Tec Company, Ltd. (B)(C)	2,630	63,717
Hana Financial Group, Inc.	25,471	1,661,895
Hyundai Mobis Company, Ltd.	2,489	645,849
Jeil Savings Bank (B)(C)	1,820	0
KB Financial Group, Inc., ADR	3,459	297,612
Kia Corp.	24,494	2,076,442
Korea Electric Power Corp. (B)	11,520	378,082
KT Corp.	7,404	270,136
KT Corp., ADR	145,438	2,758,959
Samsung Electro-Mechanics Company, Ltd. (B)	1,518	268,652
Samsung Electronics Company, Ltd.	99,045	8,301,446
Samsung Electronics Company, Ltd., GDR	180	369,821
Samsung Fire & Marine Insurance Company, Ltd.	3,154	1,086,643
		18,427,269
Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA, ADR	60,864	1,418,740
Taiwan - 9.1%
Formosa Plastics Corp.	1,057,000	1,310,755
Globalwafers Company, Ltd.	48,000	619,485
Nan Ya Plastics Corp.	567,000	1,084,231
Nanya Technology Corp. (B)	58,000	355,985
Prodisc Technology, Inc. (B)(C)	762,000	0
Taiwan Kolin Company, Ltd. (B)(C)	327,000	0
Taiwan Semiconductor Manufacturing Company, Ltd.	292,000	14,353,919
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	5,552	1,687,197
Tripod Technology Corp.	412,000	4,157,644

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Unimicron Technology Corp.	115,000	$803,028
Wintek Corp. (B)(C)	543,000	0
WT Microelectronics Company, Ltd.	69,000	300,626
		24,672,870
Thailand - 0.2%
CP ALL PCL, NVDR	386,600	533,877
Turkey - 0.0%
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (B)(C)	54,846	0
Uzel Makina Sanayii AS (B)(C)	22,930	0
		0
United Kingdom - 2.7%
AngloGold Ashanti PLC	9,246	788,499
AngloGold Ashanti PLC	41,662	3,587,922
Hikma Pharmaceuticals PLC	10,320	215,139
Pepco Group NV	334,230	2,780,417
		7,371,977
United States - 3.5%
Cognizant Technology Solutions Corp., Class A	14,734	1,222,922
EPAM Systems, Inc. (B)	9,886	2,025,444
Lam Research Corp.	6,965	1,192,269
Onto Innovation, Inc. (B)	5,376	848,655
Samsonite Group SA (A)	537,900	1,373,721
Weatherford International PLC	37,922	2,967,776
		9,630,787
TOTAL COMMON STOCKS (Cost $223,782,527)		$247,741,988
PREFERRED SECURITIES - 4.6%
Brazil - 1.7%
Banco Bradesco SA	1,414,200	4,629,881
Localiza Rent a Car SA (B)	7,646	57,907
		4,687,788
Colombia - 0.5%
Grupo Cibest SA	80,772	1,277,585
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Philippines - 0.0%
Cebu Air, Inc., 6.000%	4,989	$2,974
South Korea - 2.4%
Samsung Electronics Company, Ltd.	103,223	6,407,131
TOTAL PREFERRED SECURITIES (Cost $9,414,864)		$12,375,478
RIGHTS - 0.0%
Unimicron Technology Corp. (Expiration Date: 1-5-26; Strike Price: TWD 116.00) (B)	4,713	15,600
TOTAL RIGHTS (Cost $0)		$15,600
SHORT-TERM INVESTMENTS - 3.5%
Short-term funds - 3.5%
Fidelity Government Portfolio, Institutional Class, 3.6900% (D)	9,523,421	9,523,421
TOTAL SHORT-TERM INVESTMENTS (Cost $9,523,421)		$9,523,421
Total Investments (Disciplined Value Emerging Markets Equity Trust) (Cost $242,720,812) - 99.6%		$269,656,487
Other assets and liabilities, net - 0.4%		1,100,224
TOTAL NET ASSETS - 100.0%		$270,756,711
Currency Abbreviations
TWD	New Taiwan Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 12-31-25.

DERIVATIVES
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ninebot, Ltd., CDR	USD SOFR Compounded OIS + 0.85%	At Maturity	USD	291,356	Dec 2028	HSBC	—	$(13,515)	$(13,515)
								—	$(13,515)	$(13,515)

* Portfolio will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the portfolio has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the portfolio has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
USD	U.S. Dollar
The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
Derivatives Abbreviations
CDR	Chinese Depositary Receipt
HSBC	HSBC Bank PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate

See Notes to financial statements regarding investment transactions and other derivatives information.
Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.4%
Australia - 2.2%
Rio Tinto, Ltd.	75,707	$7,385,661
Austria - 0.6%
ANDRITZ AG	24,778	1,932,150
Bermuda - 3.1%
Everest Group, Ltd.	13,127	4,454,647
Hiscox, Ltd.	328,686	6,284,733
		10,739,380
Brazil - 1.2%
Itau Unibanco Holding SA, ADR	365,071	2,613,909
TIM SA	399,900	1,551,998
		4,165,907
Canada - 5.2%
Allied Gold Corp. (A)	117,034	2,681,665
Equinox Gold Corp. (A)	162,011	2,276,924
Hammond Power Solutions, Inc.	9,544	1,108,941
Kinross Gold Corp.	104,522	2,944,024
Nutrien, Ltd.	80,877	4,992,095
Teck Resources, Ltd., Class B	81,790	3,915,647
		17,919,296
China - 1.5%
Alibaba Group Holding, Ltd.	182,300	3,347,202
Tongcheng Travel Holdings, Ltd.	581,600	1,678,839
		5,026,041
Denmark - 3.4%
Danske Bank A/S	170,523	8,515,285
Novo Nordisk A/S, Class B	64,614	3,277,122
		11,792,407
Finland - 1.0%
Nordea Bank ABP (Stockholm Stock Exchange)	189,728	3,569,248
France - 10.0%
Bureau Veritas SA	152,394	4,848,078
Capgemini SE	39,650	6,583,801
Eurazeo SE	25,600	1,594,711
Ipsen SA	13,750	1,918,527
Pernod Ricard SA	19,950	1,708,242
Rexel SA	68,799	2,698,440
Sanofi SA	60,511	5,854,744
SPIE SA	56,420	3,252,687
Vallourec SACA	317,720	5,835,830
		34,295,060
Germany - 2.5%
Merck KGaA	22,812	3,255,797
Siemens AG	8,514	2,384,567
Zalando SE (A)(B)	94,272	2,781,686
		8,422,050
Hong Kong - 2.5%
CK Hutchison Holdings, Ltd.	326,000	2,216,297
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Prudential PLC	407,249	$6,264,722
		8,481,019
India - 2.0%
HDFC Bank, Ltd., ADR	184,118	6,727,672
Ireland - 1.5%
AIB Group PLC	267,412	2,858,724
ICON PLC (A)	11,854	2,160,036
		5,018,760
Italy - 2.9%
Enel SpA	499,983	5,198,484
Saipem SpA (C)	1,695,001	4,798,537
		9,997,021
Japan - 17.1%
Asahi Kasei Corp.	303,800	2,700,402
Fuji Electric Company, Ltd.	59,200	4,489,432
Hirose Electric Company, Ltd.	11,100	1,228,376
Hitachi, Ltd.	69,600	2,182,765
Japan Post Insurance Company, Ltd.	64,400	1,936,736
KDDI Corp.	208,300	3,605,194
Kyocera Corp.	181,900	2,550,002
Mitsubishi Chemical Group Corp.	226,300	1,324,677
Mitsubishi Electric Corp.	120,300	3,507,568
Osaka Gas Company, Ltd.	53,900	1,872,856
Resona Holdings, Inc.	458,900	4,367,678
SMC Corp.	10,400	3,598,408
Sony Group Corp.	227,100	5,825,335
Sugi Holdings Company, Ltd.	93,200	2,191,024
Sumitomo Mitsui Financial Group, Inc.	238,700	7,676,929
Suzuken Company, Ltd.	66,600	2,606,390
Suzuki Motor Corp.	287,200	4,295,210
Toyo Suisan Kaisha, Ltd.	40,000	2,744,064
		58,703,046
Luxembourg - 0.6%
Millicom International Cellular SA	38,445	2,131,391
Mexico - 2.1%
America Movil SAB de CV, ADR	127,239	2,630,030
Coca-Cola Femsa SAB de CV, ADR	48,585	4,601,485
		7,231,515
Netherlands - 4.1%
Euronext NV (B)	26,850	4,033,345
Heineken NV	60,969	5,030,358
IMCD NV	29,279	2,657,428
Prosus NV (A)	35,898	2,222,764
		13,943,895
Norway - 0.9%
Norsk Hydro ASA	405,157	3,127,476
South Korea - 9.7%
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	9,704	2,738,193
KB Financial Group, Inc.	31,323	2,696,430

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
KT Corp.	82,551	$3,011,881
KT Corp., ADR	104,810	1,988,246
NAVER Corp.	24,955	4,194,972
Samsung Electronics Company, Ltd.	156,791	13,141,420
Samsung Fire & Marine Insurance Company, Ltd.	9,576	3,299,206
SK, Inc.	12,109	2,160,907
		33,231,255
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA	290,367	6,811,188
Banco Santander SA	304,251	3,581,179
		10,392,367
Switzerland - 2.8%
Novartis AG	21,702	2,990,446
Roche Holding AG	8,625	3,561,868
Sandoz Group AG	41,302	2,998,780
		9,551,094
United Kingdom - 17.5%
AstraZeneca PLC	41,570	7,692,884
Babcock International Group PLC	402,768	6,712,027
BAE Systems PLC	195,035	4,488,724
Beazley PLC	333,414	3,728,418
Diageo PLC	153,393	3,305,287
Endeavour Mining PLC	86,774	4,468,461
Hikma Pharmaceuticals PLC	248,365	5,177,628
IMI PLC	43,181	1,440,378
Informa PLC	221,328	2,626,097
NatWest Group PLC	634,634	5,567,164
Nomad Foods, Ltd.	244,608	3,060,046
Shell PLC	52,034	1,917,563
The Weir Group PLC	262,475	10,032,540
		60,217,217
TOTAL COMMON STOCKS (Cost $278,094,897)		$334,000,928
SHORT-TERM INVESTMENTS - 3.6%
Short-term funds - 3.6%
Fidelity Government Portfolio, Institutional Class, 3.6900% (D)	7,594,530	7,594,530
John Hancock Collateral Trust, 3.7477% (D)(E)	483,224	4,834,268
TOTAL SHORT-TERM INVESTMENTS (Cost $12,428,674)		$12,428,798
Total Investments (Disciplined Value International Trust) (Cost $290,523,571) - 101.0%		$346,429,726
Other assets and liabilities, net - (1.0%)		(3,277,662)
TOTAL NET ASSETS - 100.0%		$343,152,064
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 12-31-25.
(D)	The rate shown is the annualized seven-day yield as of 12-31-25.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.4%
Communication services – 6.7%
Entertainment – 1.0%
The Walt Disney Company	76,187	$8,667,795
Interactive media and services – 4.0%
Alphabet, Inc., Class A	54,537	17,070,081
Alphabet, Inc., Class C	41,308	12,962,450
Meta Platforms, Inc., Class A	7,220	4,765,850
		34,798,381
Media – 1.3%
Comcast Corp., Class A	132,191	3,951,189
News Corp., Class A	263,617	6,885,676
		10,836,865
Wireless telecommunication services – 0.4%
T-Mobile US, Inc.	17,379	3,528,632
		57,831,673
Consumer discretionary – 4.1%
Broadline retail – 1.5%
Amazon.com, Inc. (A)	57,329	13,232,680
Hotels, restaurants and leisure – 1.3%
Las Vegas Sands Corp.	170,182	11,077,146
Leisure products – 0.4%
Mattel, Inc. (A)	170,673	3,386,152
Specialty retail – 0.9%
The Home Depot, Inc.	22,430	7,718,163
		35,414,141
Consumer staples – 6.8%
Beverages – 0.1%
Keurig Dr. Pepper, Inc.	21,009	588,462
Consumer staples distribution and retail – 0.5%
Walmart, Inc.	44,032	4,905,605
Food products – 1.0%
Conagra Brands, Inc.	99,919	1,729,598
Tyson Foods, Inc., Class A	117,092	6,863,933
		8,593,531
Household products – 3.3%
Colgate-Palmolive Company	144,363	11,407,564
Kimberly-Clark Corp.	66,660	6,725,327
The Procter & Gamble Company	71,567	10,256,267
		28,389,158
Personal care products – 0.7%
Kenvue, Inc.	362,745	6,257,351
Tobacco – 1.2%
Philip Morris International, Inc.	65,645	10,529,458
		59,263,565
Energy – 8.4%
Energy equipment and services – 0.6%
SLB, Ltd.	123,102	4,724,655
Oil, gas and consumable fuels – 7.8%
Chevron Corp.	43,055	6,562,013
ConocoPhillips	122,342	11,452,435
EOG Resources, Inc.	40,219	4,223,397
EQT Corp.	47,221	2,531,046
Expand Energy Corp.	56,453	6,230,153
Exxon Mobil Corp.	86,326	10,388,471
Kinder Morgan, Inc.	21,900	602,031
Phillips 66	12,030	1,552,351
South Bow Corp. (B)	104,205	2,866,008
TC Energy Corp. (B)	66,420	3,653,764
The Williams Companies, Inc.	60,712	3,649,398
TotalEnergies SE	183,089	11,937,035

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
TotalEnergies SE (B)	33,409	$2,185,617
		67,833,719
		72,558,374
Financials – 22.9%
Banks – 10.5%
Bank of America Corp.	267,322	14,702,710
Citigroup, Inc.	153,597	17,923,234
Fifth Third Bancorp	206,817	9,681,104
Huntington Bancshares, Inc.	517,264	8,974,530
JPMorgan Chase & Co.	52,137	16,799,584
U.S. Bancorp	212,184	11,322,138
Wells Fargo & Company	120,484	11,229,109
		90,632,409
Capital markets – 2.7%
Morgan Stanley	9,273	1,646,236
State Street Corp.	38,771	5,001,847
The Charles Schwab Corp.	167,078	16,692,763
		23,340,846
Consumer finance – 0.2%
Capital One Financial Corp.	5,929	1,436,952
Financial services – 2.2%
Apollo Global Management, Inc.	16,571	2,398,818
Corebridge Financial, Inc.	79,343	2,393,778
Equitable Holdings, Inc.	223,786	10,663,403
Fiserv, Inc. (A)	41,704	2,801,258
Global Payments, Inc.	10,194	789,016
		19,046,273
Insurance – 7.3%
American International Group, Inc.	133,291	11,403,045
Chubb, Ltd.	39,292	12,263,819
Loews Corp.	101,757	10,716,030
MetLife, Inc.	226,422	17,873,753
The Allstate Corp.	31,420	6,540,073
The Hartford Insurance Group, Inc.	34,215	4,714,827
		63,511,547
		197,968,027
Health care – 13.4%
Biotechnology – 0.3%
Biogen, Inc. (A)	16,193	2,849,806
Health care equipment and supplies – 3.6%
Becton, Dickinson and Company	66,955	12,993,957
Medtronic PLC	76,011	7,301,617
Zimmer Biomet Holdings, Inc.	119,740	10,767,021
		31,062,595
Health care providers and services – 4.7%
Cardinal Health, Inc.	3,709	762,200
CVS Health Corp.	143,375	11,378,240
Elevance Health, Inc.	37,825	13,259,554
Humana, Inc.	3,929	1,006,335
The Cigna Group	27,398	7,540,752
UnitedHealth Group, Inc.	20,548	6,783,100
		40,730,181
Life sciences tools and services – 0.6%
Thermo Fisher Scientific, Inc.	8,710	5,047,010
Pharmaceuticals – 4.2%
AstraZeneca PLC, ADR	70,523	6,483,179
Bristol-Myers Squibb Company	79,751	4,301,769
Johnson & Johnson	19,565	4,048,977
Merck & Company, Inc.	76,515	8,053,969
Novo Nordisk A/S, ADR	7,100	361,248
Sanofi SA	35,705	3,454,643
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Sanofi SA, ADR	39,223	$1,900,747
Viatris, Inc.	649,937	8,091,716
		36,696,248
		116,385,840
Industrials – 13.7%
Aerospace and defense – 4.1%
General Electric Company	33,607	10,351,964
L3Harris Technologies, Inc.	45,774	13,437,873
The Boeing Company (A)	54,305	11,790,702
		35,580,539
Air freight and logistics – 0.9%
United Parcel Service, Inc., Class B	75,244	7,463,452
Electrical equipment – 0.7%
Rockwell Automation, Inc.	16,034	6,238,348
Ground transportation – 1.9%
CSX Corp.	250,484	9,080,045
Norfolk Southern Corp.	5,769	1,665,626
Union Pacific Corp.	24,112	5,577,588
		16,323,259
Industrial conglomerates – 1.5%
3M Company	11,526	1,845,313
Siemens AG	41,114	11,515,060
		13,360,373
Machinery – 3.4%
AGCO Corp. (B)	34,312	3,579,428
Cummins, Inc.	4,544	2,319,485
Dover Corp.	13,708	2,676,350
Fortive Corp. (B)	134,795	7,442,032
Stanley Black & Decker, Inc.	146,275	10,865,307
The Middleby Corp. (A)	16,469	2,448,446
		29,331,048
Passenger airlines – 1.2%
Southwest Airlines Company	252,938	10,453,928
		118,750,947
Information technology – 10.2%
Electronic equipment, instruments and components – 0.6%
Ralliant Corp.	66,759	3,398,701
TE Connectivity PLC	4,411	1,003,547
Teledyne Technologies, Inc. (A)	1,594	814,104
		5,216,352
IT services – 0.7%
Accenture PLC, Class A	21,374	5,734,644
Semiconductors and semiconductor equipment – 5.2%
Advanced Micro Devices, Inc. (A)	28,388	6,079,574
Applied Materials, Inc.	31,250	8,030,938
Intel Corp. (A)	135,931	5,015,854
Qualcomm, Inc.	106,465	18,210,838
Texas Instruments, Inc.	43,328	7,516,975
		44,854,179
Software – 2.2%
Microsoft Corp.	18,460	8,927,625
Salesforce, Inc.	39,237	10,394,274
		19,321,899
Technology hardware, storage and peripherals – 1.5%
Samsung Electronics Company, Ltd.	158,218	13,261,024
		88,388,098

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 2.9%
Chemicals – 1.0%
CF Industries Holdings, Inc.	109,568	$8,473,989
Containers and packaging – 1.4%
Avery Dennison Corp.	10,936	1,989,040
International Paper Company (B)	269,557	10,617,850
		12,606,890
Paper and forest products – 0.5%
West Fraser Timber Company, Ltd. (B)	69,970	4,275,867
		25,356,746
Real estate – 3.5%
Industrial REITs – 0.6%
Rexford Industrial Realty, Inc.	134,350	5,202,032
Residential REITs – 1.5%
Equity Residential	175,042	11,034,648
Sun Communities, Inc.	11,505	1,425,585
		12,460,233
Specialized REITs – 1.4%
CubeSmart	19,243	693,710
PotlatchDeltic Corp.	37,330	1,484,987
Rayonier, Inc.	184,075	3,985,224
Weyerhaeuser Company	259,238	6,141,348
		12,305,269
		29,967,534
Utilities – 5.8%
Electric utilities – 3.8%
Alliant Energy Corp.	91,125	5,924,036
NextEra Energy, Inc.	86,942	6,979,704
The Southern Company	191,149	16,668,184
Xcel Energy, Inc.	47,487	3,507,390
		33,079,314
Multi-utilities – 2.0%
Ameren Corp.	86,014	8,589,358
Dominion Energy, Inc.	21,749	1,274,274
Sempra	86,434	7,631,258
		17,494,890
		50,574,204
TOTAL COMMON STOCKS (Cost $681,155,380)		$852,459,149
PREFERRED SECURITIES – 0.8%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Volkswagen AG	6,765	825,592
Industrials – 0.5%
Aerospace and defense – 0.5%
The Boeing Company, 6.000%	59,174	4,086,556
Utilities – 0.2%
Electric utilities – 0.2%
The Southern Company, 7.125%	43,483	2,189,804
TOTAL PREFERRED SECURITIES (Cost $6,065,855)		$7,101,952
SHORT-TERM INVESTMENTS – 2.5%
Short-term funds – 2.5%
John Hancock Collateral Trust, 3.7477% (C)(D)	1,513,264	15,138,999
Equity Income Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.7239% (C)	2,995,424	$2,995,424
T. Rowe Price Government Reserve Fund, 3.7374% (C)	3,748,126	3,748,126
TOTAL SHORT-TERM INVESTMENTS (Cost $21,882,655)		$21,882,549
Total Investments (Equity Income Trust) (Cost $709,103,890) – 101.7%		$881,443,650
Other assets and liabilities, net – (1.7%)		(15,123,262)
TOTAL NET ASSETS – 100.0%		$866,320,388
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-25.
(C)	The rate shown is the annualized seven-day yield as of 12-31-25.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.1%
Financials – 99.1%
Banks – 51.8%
American Business Bank	29,712	$1,925,338
Bank of America Corp.	112,243	6,173,365
Bank of Ireland Group PLC	186,779	3,572,204
CaixaBank SA	326,023	3,985,997
Citigroup, Inc.	53,423	6,233,929
Citizens Financial Group, Inc.	102,615	5,993,742
Coastal Financial Corp. (A)	12,356	1,415,874
Columbia Banking System, Inc.	168,542	4,710,749
Eastern Bankshares, Inc.	102,544	1,889,886
Fifth Third Bancorp	79,914	3,740,774
JPMorgan Chase & Co.	18,086	5,827,671
M&T Bank Corp.	8,638	1,740,384
Old National Bancorp	127,873	2,852,847
Popular, Inc.	31,566	3,930,598
Regions Financial Corp.	165,506	4,485,213
Renasant Corp.	37,859	1,333,394
Sumitomo Mitsui Trust Group, Inc.	95,300	2,904,253
Synovus Financial Corp.	46,947	2,349,697
Wells Fargo & Company	45,319	4,223,731
Zions Bancorp NA	52,178	3,054,500
		72,344,146
Capital markets – 20.7%
Deutsche Bank AG	45,988	1,772,337
Intercontinental Exchange, Inc.	14,535	2,354,089
KKR & Company, Inc.	19,003	2,422,502
Marex Group PLC	47,793	1,833,339
Miami International Holdings, Inc. (A)(B)	43,480	1,929,642
Morgan Stanley	33,028	5,863,461
Nasdaq, Inc.	38,766	3,765,342
The Carlyle Group, Inc.	67,760	4,005,294
The Charles Schwab Corp.	49,415	4,937,053
		28,883,059
Consumer finance – 6.6%
American Express Company	9,113	3,371,354

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Capital One Financial Corp.	24,272	$5,882,562
		9,253,916
Financial services – 5.3%
Mastercard, Inc., Class A	4,925	2,811,584
Visa, Inc., Class A	13,084	4,588,690
		7,400,274
Insurance – 14.7%
American Integrity Insurance Group, Inc. (A)	79,758	1,661,359
Aon PLC, Class A	6,937	2,447,929
Bowhead Specialty Holdings, Inc. (A)	15,922	454,414
Chubb, Ltd.	6,678	2,084,337
NN Group NV	56,753	4,378,189
Palomar Holdings, Inc. (A)(B)	19,286	2,598,981
The Hartford Insurance Group, Inc.	28,195	3,885,271
Unum Group	38,423	2,977,783
		20,488,263
		138,369,658
TOTAL COMMON STOCKS (Cost $113,228,532)		$138,369,658
SHORT-TERM INVESTMENTS – 2.6%
Short-term funds – 2.6%
John Hancock Collateral Trust, 3.7477% (C)(D)	364,473	3,646,260
TOTAL SHORT-TERM INVESTMENTS (Cost $3,646,285)		$3,646,260
Total Investments (Financial Industries Trust) (Cost $116,874,817) – 101.7%		$142,015,918
Other assets and liabilities, net – (1.7%)		(2,390,152)
TOTAL NET ASSETS – 100.0%		$139,625,766
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-25.
(C)	The rate shown is the annualized seven-day yield as of 12-31-25.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,380,090.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.7%
Communication services – 11.9%
Entertainment – 1.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	377,382	$37,175,901
Interactive media and services – 10.5%
Alphabet, Inc., Class A	593,609	185,799,617
CarGurus, Inc. (A)	644,486	24,716,038
Meta Platforms, Inc., Class A	88,757	58,587,608
		269,103,263
		306,279,164
Consumer discretionary – 17.7%
Automobile components – 1.1%
Fox Factory Holding Corp. (A)	388,202	6,642,136
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Mobileye Global, Inc., Class A (A)	2,014,915	$21,035,713
		27,677,849
Automobiles – 0.9%
Ferrari NV	65,060	24,043,574
Broadline retail – 7.8%
Amazon.com, Inc. (A)	864,031	199,435,635
Hotels, restaurants and leisure – 1.1%
Vail Resorts, Inc.	207,409	27,543,915
Household durables – 3.0%
Lennar Corp., Class A	748,278	76,922,978
Specialty retail – 3.2%
CarMax, Inc. (A)	846,784	32,719,734
Group 1 Automotive, Inc.	129,558	50,955,161
		83,674,895
Textiles, apparel and luxury goods – 0.6%
Canada Goose Holdings, Inc. (A)	1,158,250	14,999,338
		454,298,184
Consumer staples – 2.4%
Beverages – 0.5%
Diageo PLC, ADR	154,170	13,300,246
Food products – 1.4%
Post Holdings, Inc. (A)	363,111	35,966,145
Personal care products – 0.5%
BellRing Brands, Inc. (A)	501,014	13,392,104
		62,658,495
Energy – 3.1%
Oil, gas and consumable fuels – 3.1%
Cheniere Energy, Inc.	403,486	78,433,644
Financials – 8.5%
Banks – 2.0%
First Hawaiian, Inc.	2,064,337	52,227,726
Capital markets – 6.5%
KKR & Company, Inc.	762,552	97,210,129
Morgan Stanley	164,184	29,147,586
S&P Global, Inc.	77,699	40,604,720
		166,962,435
		219,190,161
Health care – 18.1%
Health care equipment and supplies – 7.3%
Align Technology, Inc. (A)	79,285	12,380,353
Becton, Dickinson and Company	134,807	26,161,994
GE HealthCare Technologies, Inc.	341,038	27,971,937
Hologic, Inc. (A)	1,135,905	84,613,563
Zimmer Biomet Holdings, Inc.	398,646	35,846,248
		186,974,095
Health care providers and services – 6.2%
Elevance Health, Inc.	201,344	70,581,139
McKesson Corp.	56,960	46,723,718
UnitedHealth Group, Inc.	128,577	42,444,553
		159,749,410
Life sciences tools and services – 3.4%
Avantor, Inc. (A)	1,805,469	20,690,675
Thermo Fisher Scientific, Inc.	115,270	66,793,202
		87,483,877
Pharmaceuticals – 1.2%
Elanco Animal Health, Inc. (A)	1,399,679	31,674,736
		465,882,118

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 4.8%
Electrical equipment – 1.6%
Regal Rexnord Corp.	303,458	$42,581,227
Machinery – 1.3%
Fortive Corp.	586,554	32,383,646
Trading companies and distributors – 1.9%
United Rentals, Inc.	58,978	47,732,075
		122,696,948
Information technology – 28.0%
IT services – 1.1%
Accenture PLC, Class A	103,327	27,722,634
Semiconductors and semiconductor equipment – 8.2%
Analog Devices, Inc.	93,271	25,295,095
NVIDIA Corp.	535,289	99,831,399
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	189,285	57,521,819
Texas Instruments, Inc.	163,553	28,374,810
		211,023,123
Software – 15.6%
Adobe, Inc. (A)	117,806	41,230,922
Microsoft Corp.	348,255	168,423,083
Oracle Corp.	94,683	18,454,664
Roper Technologies, Inc.	80,584	35,870,356
Salesforce, Inc.	253,253	67,089,252
Workday, Inc., Class A (A)	322,623	69,292,968
		400,361,245
Technology hardware, storage and peripherals – 3.1%
Apple, Inc.	191,829	52,150,632
Samsung Electronics Company, Ltd.	326,592	27,373,273
		79,523,905
		718,630,907
Real estate – 4.2%
Real estate management and development – 0.4%
Five Point Holdings LLC, Class A (A)	1,710,502	9,561,706
Specialized REITs – 3.8%
American Tower Corp.	199,185	34,970,910
Crown Castle, Inc.	398,338	35,400,298
Millrose Properties, Inc., Class A	902,198	26,948,654
		97,319,862
		106,881,568
TOTAL COMMON STOCKS (Cost $1,898,865,761)		$2,534,951,189
SHORT-TERM INVESTMENTS – 1.3%
Short-term funds – 1.3%
John Hancock Collateral Trust, 3.7477% (B)(C)	3,434,506	34,359,483
TOTAL SHORT-TERM INVESTMENTS (Cost $34,360,386)		$34,359,483
Total Investments (Fundamental All Cap Core Trust) (Cost $1,933,226,147) – 100.0%		$2,569,310,672
Other assets and liabilities, net – 0.0%		136,964
TOTAL NET ASSETS – 100.0%		$2,569,447,636
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-25.
(C)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.2%
Communication services – 8.3%
Interactive media and services – 5.4%
Alphabet, Inc., Class A	101,876	$31,887,188
Meta Platforms, Inc., Class A	20,311	13,407,088
		45,294,276
Media – 2.9%
Charter Communications, Inc., Class A (A)	17,813	3,718,464
Comcast Corp., Class A	696,066	20,805,413
		24,523,877
		69,818,153
Consumer discretionary – 8.7%
Automobile components – 0.6%
Mobileye Global, Inc., Class A (A)	476,255	4,972,102
Broadline retail – 1.6%
Amazon.com, Inc. (A)	40,438	9,333,899
eBay, Inc.	45,085	3,926,904
		13,260,803
Hotels, restaurants and leisure – 2.3%
Sodexo SA	130,582	6,690,501
Vail Resorts, Inc.	96,436	12,806,701
		19,497,202
Household durables – 2.2%
Lennar Corp., Class A	177,739	18,271,569
Specialty retail – 0.6%
CarMax, Inc. (A)	135,488	5,235,256
Textiles, apparel and luxury goods – 1.4%
LVMH Moet Hennessy Louis Vuitton SE, ADR	75,005	11,311,504
		72,548,436
Consumer staples – 7.4%
Beverages – 2.9%
Anheuser-Busch InBev SA/NV, ADR	172,338	11,036,526
Heineken Holding NV	106,929	7,830,069
PepsiCo, Inc.	38,326	5,500,548
		24,367,143
Consumer staples distribution and retail – 2.2%
Walmart, Inc.	164,076	18,279,707
Food products – 2.3%
Danone SA	99,956	9,015,932
Post Holdings, Inc. (A)	105,112	10,411,344
		19,427,276
		62,074,126
Energy – 6.8%
Oil, gas and consumable fuels – 6.8%
Cheniere Energy, Inc.	177,381	34,481,087
Chevron Corp.	63,950	9,746,620
Suncor Energy, Inc.	283,508	12,576,415
		56,804,122
Financials – 16.1%
Banks – 6.0%
Bank of America Corp.	300,562	16,530,910
Citigroup, Inc.	123,607	14,423,701
JPMorgan Chase & Co.	25,992	8,375,142
Wells Fargo & Company	118,128	11,009,530
		50,339,283
Capital markets – 9.4%
KKR & Company, Inc.	169,416	21,597,152
Morgan Stanley	60,685	10,773,408
Nasdaq, Inc.	318,813	30,966,307
State Street Corp.	72,962	9,412,828

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	6,539	$5,747,781
		78,497,476
Consumer finance – 0.7%
American Express Company	16,060	5,941,397
		134,778,156
Health care – 20.0%
Biotechnology – 1.5%
Gilead Sciences, Inc.	67,636	8,301,643
Moderna, Inc. (A)	142,763	4,210,081
		12,511,724
Health care equipment and supplies – 4.0%
Hologic, Inc. (A)	336,311	25,051,806
Zimmer Biomet Holdings, Inc.	94,218	8,472,083
		33,523,889
Health care providers and services – 3.6%
Elevance Health, Inc.	85,652	30,025,309
Life sciences tools and services – 2.2%
Avantor, Inc. (A)	834,850	9,567,381
Danaher Corp.	39,126	8,956,724
		18,524,105
Pharmaceuticals – 8.7%
Elanco Animal Health, Inc. (A)	1,251,429	28,319,838
GSK PLC, ADR	432,069	21,188,664
Haleon PLC, ADR	800,500	8,093,055
Merck & Company, Inc.	69,129	7,276,519
Novartis AG, ADR	61,356	8,459,152
		73,337,228
		167,922,255
Industrials – 11.6%
Aerospace and defense – 3.4%
Airbus SE	35,318	8,201,679
L3Harris Technologies, Inc.	55,663	16,340,987
RTX Corp.	22,614	4,147,408
		28,690,074
Air freight and logistics – 1.1%
FedEx Corp.	31,304	9,042,473
Electrical equipment – 0.6%
Sensata Technologies Holding PLC	160,388	5,339,317
Machinery – 4.1%
Fortive Corp.	330,364	18,239,396
Parker-Hannifin Corp.	18,000	15,821,280
		34,060,676
Trading companies and distributors – 2.4%
United Rentals, Inc.	24,734	20,017,721
		97,150,261
Information technology – 13.4%
Electronic equipment, instruments and components – 1.2%
Vontier Corp.	264,131	9,820,391
IT services – 0.8%
Cognizant Technology Solutions Corp., Class A	86,733	7,198,839
Semiconductors and semiconductor equipment – 1.8%
Analog Devices, Inc.	19,091	5,177,479
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	31,497	9,571,623
		14,749,102
Software – 7.5%
Adobe, Inc. (A)	30,608	10,712,494
Microsoft Corp.	57,890	27,996,762
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Oracle Corp.	63,497	$12,376,200
Salesforce, Inc.	44,631	11,823,198
		62,908,654
Technology hardware, storage and peripherals – 2.1%
Samsung Electronics Company, Ltd.	212,387	17,801,193
		112,478,179
Materials – 1.0%
Chemicals – 1.0%
LyondellBasell Industries NV, Class A	187,185	8,105,111
Real estate – 2.9%
Specialized REITs – 2.9%
Crown Castle, Inc.	274,387	24,384,773
TOTAL COMMON STOCKS (Cost $593,643,839)		$806,063,572
ESCROW CERTIFICATES - 0.0%
Sino-Forest Corp. (A)(B)	$3,244,100	0
TOTAL ESCROW CERTIFICATES (Cost $3)		$0
SHORT-TERM INVESTMENTS – 3.8%
Short-term funds – 3.8%
John Hancock Collateral Trust, 3.7477% (C)(D)	3,151,838	31,531,614
TOTAL SHORT-TERM INVESTMENTS (Cost $31,531,363)		$31,531,614
Total Investments (Fundamental Large Cap Value Trust) (Cost $625,175,205) – 100.0%		$837,595,186
Other assets and liabilities, net – 0.0%		237,724
TOTAL NET ASSETS – 100.0%		$837,832,910
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 12-31-25.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
Global Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.0%
Belgium - 1.9%
Anheuser-Busch InBev SA/NV	89,476	$5,742,651
Denmark - 1.7%
DSV A/S	20,480	5,158,017
France - 6.9%
Air Liquide SA	14,803	2,782,278
LVMH Moet Hennessy Louis Vuitton SE	6,385	4,812,597
Publicis Groupe SA	30,403	3,157,276
Sanofi SA	31,437	3,041,688
Schneider Electric SE	13,746	3,760,561
TotalEnergies SE	48,547	3,165,163
		20,719,563
Germany - 5.4%
Deutsche Bank AG	180,502	6,956,380
Deutsche Telekom AG	122,516	3,988,020
Heidelberg Materials AG	20,366	5,280,018
		16,224,418

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong - 1.7%
Prudential PLC	329,952	$5,075,657
Ireland - 8.7%
Accenture PLC, Class A	10,709	2,873,225
CRH PLC	59,571	7,434,461
Medtronic PLC	64,695	6,214,602
Ryanair Holdings PLC, ADR	85,709	6,187,333
Smurfit WestRock PLC	88,250	3,412,628
		26,122,249
Japan - 7.2%
Asahi Group Holdings, Ltd.	172,800	1,811,255
Mitsubishi Estate Company, Ltd.	123,900	3,010,164
Seven & i Holdings Company, Ltd.	196,100	2,817,370
Sony Group Corp.	160,300	4,111,851
Sumitomo Mitsui Financial Group, Inc.	103,300	3,322,274
Sumitomo Mitsui Trust Group, Inc.	218,400	6,655,706
		21,728,620
Netherlands - 3.6%
Euronext NV (A)	17,145	2,575,482
ING Groep NV	291,546	8,194,832
		10,770,314
Switzerland - 3.7%
Chubb, Ltd.	20,176	6,297,333
SGS SA	41,916	4,793,011
		11,090,344
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	125,000	6,144,657
United Kingdom - 5.3%
BAE Systems PLC	123,428	2,840,691
Haleon PLC	1,272,803	6,431,933
National Grid PLC	428,443	6,571,637
		15,844,261
United States - 48.9%
Albemarle Corp.	22,776	3,221,437
Alphabet, Inc., Class A	14,998	4,694,374
American Electric Power Company, Inc.	36,685	4,230,147
Analog Devices, Inc.	18,279	4,957,265
Apple, Inc.	10,866	2,954,031
Arthur J. Gallagher & Company	12,749	3,299,314
AutoZone, Inc. (B)	1,438	4,876,977
Bank of America Corp.	127,536	7,014,480
Carrier Global Corp.	57,288	3,027,098
Cheniere Energy, Inc.	18,484	3,593,105
Citigroup, Inc.	63,550	7,415,650
Citizens Financial Group, Inc.	86,164	5,032,839
ConocoPhillips	40,881	3,826,870
CSX Corp.	186,117	6,746,741
Darden Restaurants, Inc.	14,202	2,613,452
DuPont de Nemours, Inc.	74,368	2,989,594
Emerson Electric Company	40,468	5,370,913
EQT Corp.	57,520	3,083,072
GE HealthCare Technologies, Inc.	55,364	4,540,955
Intercontinental Exchange, Inc.	32,153	5,207,500
L3Harris Technologies, Inc.	17,881	5,249,325
Lennar Corp., Class A	24,498	2,518,394
Lowe's Companies, Inc.	25,244	6,087,843
McKesson Corp.	10,226	8,388,286
Microsoft Corp.	17,874	8,644,225
Philip Morris International, Inc.	9,681	1,552,832
Starbucks Corp.	33,438	2,815,814
The Walt Disney Company	38,582	4,389,474
TransUnion	54,603	4,682,207
U.S. Foods Holding Corp. (B)	54,048	4,070,895
Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
United Rentals, Inc.	3,378	$2,733,883
Wells Fargo & Company	78,240	7,291,968
		147,120,960
TOTAL COMMON STOCKS (Cost $238,797,221)		$291,741,711
PREFERRED SECURITIES - 2.1%
South Korea - 2.1%
Samsung Electronics Company, Ltd.	98,158	6,092,742
TOTAL PREFERRED SECURITIES (Cost $3,808,370)		$6,092,742
ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings Company LLC (B)(C)	$7,466,240	0
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 1.0%
Federated Government Obligations Fund, Institutional Class, 3.6286% (D)	3,069,958	3,069,958
TOTAL SHORT-TERM INVESTMENTS (Cost $3,069,958)		$3,069,958
Total Investments (Global Equity Trust) (Cost $245,675,549) - 100.1%		$300,904,411
Other assets and liabilities, net - (0.1%)		(209,761)
TOTAL NET ASSETS - 100.0%		$300,694,650
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 12-31-25.
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.1%
Health care – 99.1%
Biotechnology – 42.8%
AbbVie, Inc.	30,271	$6,916,621
Abivax SA, ADR (A)	8,581	1,157,191
Agios Pharmaceuticals, Inc. (A)	8,470	230,553
Alkermes PLC (A)	8,455	236,571
Allogene Therapeutics, Inc. (A)	81,376	111,485
Alnylam Pharmaceuticals, Inc. (A)	14,420	5,734,113
Annexon, Inc. (A)	22,109	110,987
Apogee Therapeutics, Inc. (A)	14,786	1,116,047
Arcellx, Inc. (A)	9,119	594,559
Arcutis Biotherapeutics, Inc. (A)	12,700	368,808
Argenx SE, ADR (A)	11,463	9,639,810
Arrowhead Pharmaceuticals, Inc. (A)	7,600	504,564
Ascendis Pharma A/S, ADR (A)	15,020	3,202,865
Aura Biosciences, Inc. (A)	10,426	56,822
Beam Therapeutics, Inc. (A)	27,477	761,662
BeOne Medicines, Ltd., ADR (A)	1,932	586,961
BeOne Medicines, Ltd., H Shares (A)	140,298	3,229,137
Bicara Therapeutics, Inc. (A)	21,421	360,515

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Bicycle Therapeutics PLC, ADR (A)	25,602	$181,262
Biohaven, Ltd. (A)	22,549	254,578
BridgeBio Oncology Therapeutics, Inc. (A)	14,485	181,352
BridgeBio Pharma, Inc. (A)	19,233	1,471,132
Cabaletta Bio, Inc. (A)	2,887	6,323
Caris Life Sciences, Inc. (A)	22,632	610,611
Celcuity, Inc. (A)	12,901	1,286,746
Celldex Therapeutics, Inc. (A)	11,227	304,925
Centessa Pharmaceuticals PLC, ADR (A)	49,526	1,238,645
CG Oncology, Inc. (A)	24,016	997,144
Climb Bio, Inc. (A)	34,800	139,200
Cogent Biosciences, Inc. (A)	7,384	262,280
Crescent Biopharma, Inc. (A)	5,959	70,674
Cytokinetics, Inc. (A)	19,157	1,217,236
Denali Therapeutics, Inc. (A)	26,925	444,532
Dianthus Therapeutics, Inc. (A)	4,502	185,527
Disc Medicine, Inc. (A)	9,263	735,575
Entrada Therapeutics, Inc. (A)	11,625	119,505
Evommune, Inc. (A)	5,551	95,033
Generation Bio Company (A)	3,769	21,408
Gilead Sciences, Inc.	44,553	5,468,435
Ideaya Biosciences, Inc. (A)	8,167	282,333
Immatics NV (A)	14,000	147,000
Immuneering Corp., Class A (A)	17,357	114,209
Immunocore Holdings PLC, ADR (A)	17,786	617,352
Immunome, Inc. (A)	50,101	1,076,169
Immunovant, Inc. (A)	10,631	270,240
Incyte Corp. (A)	13,022	1,286,183
Insmed, Inc. (A)	27,085	4,713,873
Ionis Pharmaceuticals, Inc. (A)	22,738	1,798,803
Iovance Biotherapeutics, Inc. (A)	31,687	86,506
Janux Therapeutics, Inc. (A)	4,213	58,139
Kodiak Sciences, Inc. (A)	17,028	476,103
Krystal Biotech, Inc. (A)	6,879	1,695,949
Kymera Therapeutics, Inc. (A)	26,842	2,088,576
Kyverna Therapeutics, Inc. (A)	32,113	301,862
Madrigal Pharmaceuticals, Inc. (A)	1,506	877,004
Mirum Pharmaceuticals, Inc. (A)	3,100	244,869
Monopar Therapeutics, Inc. (A)	364	23,769
Monte Rosa Therapeutics, Inc. (A)	31,809	498,765
MoonLake Immunotherapeutics (A)	18,575	244,819
Natera, Inc. (A)	12,096	2,771,073
Neurocrine Biosciences, Inc. (A)	5,187	735,672
Newamsterdam Pharma Company NV (A)	2,900	101,732
Nurix Therapeutics, Inc. (A)	30,800	584,276
Nuvalent, Inc., Class A (A)	12,356	1,242,890
Olema Pharmaceuticals, Inc. (A)	17,800	445,000
ORIC Pharmaceuticals, Inc. (A)	26,621	217,760
Oruka Therapeutics, Inc. (A)	8,520	258,241
Palisade Bio, Inc. (A)	27,162	63,831
Praxis Precision Medicines, Inc. (A)	5,194	1,530,880
Prelude Therapeutics, Inc. (A)	17,428	50,541
Protagonist Therapeutics, Inc. (A)	20,838	1,819,991
Regeneron Pharmaceuticals, Inc.	8,262	6,377,190
Relay Therapeutics, Inc. (A)	34,671	293,317
Replimune Group, Inc. (A)	41,148	399,959
REVOLUTION Medicines, Inc. (A)	30,724	2,447,167
Rhythm Pharmaceuticals, Inc. (A)	7,230	773,899
Rocket Pharmaceuticals, Inc. (A)	23,535	82,608
Roivant Sciences, Ltd. (A)	72,989	1,583,861
Sana Biotechnology, Inc. (A)	10,300	41,921
Scholar Rock Holding Corp. (A)	37,255	1,641,083
Sensorion SA (A)	182,870	72,100
Shattuck Labs, Inc. (A)	34,562	126,151
Sionna Therapeutics, Inc. (A)	15,281	628,660
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Soleno Therapeutics, Inc. (A)	3,326	$153,994
Spyre Therapeutics, Inc. (A)	22,418	734,414
Summit Therapeutics, Inc. (A)	106,991	1,871,273
Ultragenyx Pharmaceutical, Inc. (A)	12,318	283,314
uniQure NV (A)	4,127	98,759
United Therapeutics Corp. (A)	4,953	2,413,349
UroGen Pharma, Ltd. (A)	10,800	252,936
Vaxcyte, Inc. (A)	11,005	507,771
Vera Therapeutics, Inc. (A)	42,042	2,129,007
Vertex Pharmaceuticals, Inc. (A)	9,258	4,197,207
Viridian Therapeutics, Inc. (A)	16,800	522,816
Voyager Therapeutics, Inc. (A)	15,964	62,739
Xencor, Inc. (A)	13,179	201,770
Xenon Pharmaceuticals, Inc. (A)	2,900	129,978
Zai Lab, Ltd., ADR (A)	12,926	228,015
		105,191,062
Health care equipment and supplies – 13.2%
Beta Bionics, Inc. (A)	8,425	256,710
Boston Scientific Corp. (A)	41,953	4,000,219
Edwards Lifesciences Corp. (A)	12,478	1,063,750
IDEXX Laboratories, Inc. (A)	2,828	1,913,227
Inspire Medical Systems, Inc. (A)	3,200	295,136
Intuitive Surgical, Inc. (A)	19,519	11,054,781
Kestra Medical Technologies, Ltd. (A)	18,799	498,549
Medline, Inc., Class A (A)	7,732	324,744
Orchestra BioMed Holdings, Inc. (A)	13,354	55,419
Penumbra, Inc. (A)	11,098	3,450,479
PROCEPT BioRobotics Corp. (A)	8,988	282,762
Saluda Medical, Inc., CHESS Depositary Interest (A)	79,512	75,614
Sonova Holding AG	2,233	577,603
Stryker Corp.	24,775	8,707,669
		32,556,662
Health care providers and services – 12.4%
Alignment Healthcare, Inc. (A)	34,030	672,093
Billiontoone, Inc. (A)	2,903	237,582
BrightSpring Health Services, Inc. (A)	54,101	2,026,082
Cardinal Health, Inc.	7,039	1,446,515
Cencora, Inc.	4,589	1,549,935
Centene Corp. (A)	13,214	543,756
CVS Health Corp.	27,194	2,158,116
Elevance Health, Inc.	6,367	2,231,952
Encompass Health Corp.	3,960	420,314
GeneDx Holdings Corp. (A)	3,568	464,054
Guardant Health, Inc. (A)	23,103	2,359,740
HCA Healthcare, Inc.	4,931	2,302,087
Hims & Hers Health, Inc. (A)	2,300	74,681
McKesson Corp.	730	598,812
Molina Healthcare, Inc. (A)	2,454	425,867
RadNet, Inc. (A)	4,301	306,876
Tenet Healthcare Corp. (A)	12,583	2,500,494
The Cigna Group	7,243	1,993,491
UnitedHealth Group, Inc.	24,695	8,152,066
		30,464,513
Health care technology – 0.1%
HeartFlow, Inc. (A)	9,934	289,576
Life sciences tools and services – 8.6%
Bio-Rad Laboratories, Inc., Class A (A)	1,144	346,621
Bio-Techne Corp.	8,921	524,644
Danaher Corp.	29,560	6,766,875
Ginkgo Bioworks Holdings, Inc. (A)	1,971	16,379
IQVIA Holdings, Inc. (A)	3,750	845,288
Repligen Corp. (A)	4,623	757,525
Revvity, Inc.	6,945	671,929

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Thermo Fisher Scientific, Inc.	18,203	$10,547,728
Waters Corp. (A)	1,800	683,694
		21,160,683
Pharmaceuticals – 22.0%
AstraZeneca PLC, ADR	76,396	7,023,084
ATAI Beckley NV (A)	8,100	33,129
Axsome Therapeutics, Inc. (A)	6,142	1,121,775
Chugai Pharmaceutical Company, Ltd.	23,400	1,227,600
Crinetics Pharmaceuticals, Inc. (A)	25,383	1,181,579
Elanco Animal Health, Inc. (A)	9,000	203,670
Eli Lilly & Company	28,314	30,428,488
LENZ Therapeutics, Inc. (A)	3,800	60,800
MBX Biosciences, Inc. (A)	14,724	464,395
MediWound, Ltd. (A)	3,687	68,062
Merck & Company, Inc.	43,382	4,566,389
Novo Nordisk A/S, ADR	28,400	1,444,992
Nuvation Bio, Inc. (A)	40,900	366,464
Pharvaris NV (A)	17,875	496,031
Rapport Therapeutics, Inc. (A)	15,921	483,043
Royalty Pharma PLC, Class A	16,108	622,413
Structure Therapeutics, Inc., ADR (A)	23,229	1,615,577
Tarsus Pharmaceuticals, Inc. (A)	8,928	731,025
Terns Pharmaceuticals, Inc. (A)	9,994	403,758
Teva Pharmaceutical Industries, Ltd., ADR (A)	16,200	505,602
UCB SA	329	91,668
WaVe Life Sciences, Ltd. (A)	37,722	641,274
Zoetis, Inc.	3,100	390,042
		54,170,860
		243,833,356
TOTAL COMMON STOCKS (Cost $195,372,010)		$243,833,356
PREFERRED SECURITIES – 0.2%
Health care – 0.2%
Life sciences tools and services – 0.2%
Sartorius AG	2,210	636,401
TOTAL PREFERRED SECURITIES (Cost $534,720)		$636,401
CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Immunocore Holdings PLC 2.500%, 02/01/2030	$277,000	250,339
TOTAL CONVERTIBLE BONDS (Cost $277,000)		$250,339
WARRANTS – 0.0%
GeneDx Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $379.50) (A)	4,862	230
Revolution Medicines, Inc. (Expiration Date: 12-17-26; Strike Price: $11.50) (A)	4,502	4,231
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,050	92
TOTAL WARRANTS (Cost $29,139)		$4,553
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.3%
Short-term funds – 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.7239% (B)	414,022	$414,022
T. Rowe Price Government Reserve Fund, 3.7374% (B)	370,569	370,569
TOTAL SHORT-TERM INVESTMENTS (Cost $784,591)		$784,591
Total Investments (Health Sciences Trust) (Cost $196,997,460) – 99.7%		$245,509,240
Other assets and liabilities, net – 0.3%		625,779
TOTAL NET ASSETS – 100.0%		$246,135,019
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-25.
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.7%
Australia - 3.9%
ANZ Group Holdings, Ltd.	108,511	$2,623,543
APA Group	47,817	285,717
Aristocrat Leisure, Ltd.	19,880	769,644
ASX, Ltd.	6,673	228,499
BHP Group, Ltd.	181,000	5,462,437
Brambles, Ltd.	49,445	755,042
carsales.com, Ltd.	13,729	281,188
Cochlear, Ltd.	2,361	409,916
Coles Group, Ltd.	47,179	674,344
Commonwealth Bank of Australia	59,134	6,311,922
Computershare, Ltd.	18,728	424,444
CSL, Ltd.	17,266	1,987,002
Evolution Mining, Ltd.	72,464	606,434
Fortescue, Ltd.	59,389	868,418
Goodman Group	71,875	1,479,059
Insurance Australia Group, Ltd.	85,315	452,786
Lynas Rare Earths, Ltd. (A)	30,888	253,327
Macquarie Group, Ltd.	12,911	1,744,669
Medibank Private, Ltd.	99,625	317,940
MMG, Ltd. (A)	151,200	170,836
National Australia Bank, Ltd.	108,959	3,063,580
Northern Star Resources, Ltd.	48,146	847,259
Origin Energy, Ltd.	60,705	463,575
Pro Medicus, Ltd.	2,023	297,105
Qantas Airways, Ltd.	25,744	177,858
QBE Insurance Group, Ltd.	53,844	712,866
REA Group, Ltd.	1,952	237,959
Rio Tinto, Ltd.	13,237	1,291,347
Santos, Ltd.	113,901	467,814
Scentre Group	187,762	524,869
SGH, Ltd.	6,916	213,456
Sigma Healthcare, Ltd.	164,650	322,323
Sonic Healthcare, Ltd.	16,282	245,158
South32, Ltd.	112,851	267,131
South32, Ltd. (London Stock Exchange)	48,980	116,069
Stockland	91,655	349,455
Suncorp Group, Ltd.	38,142	447,753
Telstra Group, Ltd.	142,830	463,422
The Lottery Corp., Ltd.	82,609	283,842
Transurban Group	110,606	1,046,733
Vicinity, Ltd.	151,569	258,047

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Washington H. Soul Pattinson & Company, Ltd.	11,620	$287,518
Wesfarmers, Ltd.	40,464	2,179,924
Westpac Banking Corp.	122,065	3,132,381
WiseTech Global, Ltd.	7,058	320,889
Woodside Energy Group, Ltd.	67,706	1,055,715
Woolworths Group, Ltd.	43,560	852,254
		46,033,469
Austria - 0.2%
Erste Group Bank AG	10,998	1,318,762
OMV AG	5,543	308,453
Raiffeisen Bank International AG	4,348	193,732
Verbund AG	2,442	177,316
		1,998,263
Belgium - 0.5%
Ageas SA/NV	5,462	382,672
Anheuser-Busch InBev SA/NV	35,247	2,262,184
D'ieteren Group	850	153,103
Elia Group SA/NV	1,750	225,195
Financiere de Tubize SA	659	160,825
Groupe Bruxelles Lambert NV	2,961	263,305
KBC Group NV	8,189	1,066,501
Lotus Bakeries NV	14	128,865
Sofina SA	575	166,277
Syensqo SA	2,508	200,886
UCB SA	4,453	1,240,722
		6,250,535
Brazil - 1.0%
Ambev SA	165,730	417,168
Axia Energia	42,847	395,358
B3 SA - Brasil Bolsa Balcao	196,921	501,343
Banco Bradesco SA	56,324	159,358
Banco BTG Pactual SA	40,604	388,981
Banco do Brasil SA	60,326	240,780
BB Seguridade Participacoes SA	24,400	161,178
Caixa Seguridade Participacoes SA	20,700	62,712
Cia de Saneamento Basico do Estado de Sao Paulo	17,163	413,172
Companhia Paranaense de Energia	38,400	91,584
CPFL Energia SA	7,900	76,775
Embraer SA	24,600	394,546
Energisa SA	9,735	83,686
Eneva SA (A)	27,600	101,527
Engie Brasil Energia SA	10,185	58,302
Equatorial SA	43,634	306,259
JBS NV, BDR (A)	13,686	197,028
Klabin SA	26,664	91,070
Localiza Rent a Car SA	32,451	256,835
MBRF Global Foods Company SA	17,638	64,167
Motiva Infraestrutura de Mobilidade SA	40,100	109,955
NU Holdings, Ltd., Class A (A)	121,000	2,025,540
Petroleo Brasileiro SA	132,729	787,998
Porto Seguro SA	6,900	60,773
PRIO SA (A)	30,400	228,477
Raia Drogasil SA	44,917	191,569
Rede D'Or Sao Luiz SA (B)	27,900	206,641
Rumo SA	45,451	122,198
StoneCo, Ltd., Class A (A)	7,200	106,488
Suzano SA	24,163	226,571
Telefonica Brasil SA	19,280	115,434
Telefonica Brasil SA, ADR	6,017	71,362
TIM SA	28,000	108,667
TOTVS SA	17,746	135,621
Ultrapar Participacoes SA	25,400	95,911
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Vale SA	129,250	$1,687,626
Vibra Energia SA	38,024	175,509
WEG SA	58,916	520,461
XP, Inc., Class A	13,000	212,810
		11,651,440
Canada - 8.2%
Agnico Eagle Mines, Ltd.	18,013	3,054,684
Alamos Gold, Inc., Class A	15,014	579,754
Alimentation Couche-Tard, Inc.	27,000	1,474,569
AltaGas, Ltd.	10,300	314,054
ARC Resources, Ltd.	20,700	388,347
AtkinsRealis Group, Inc.	5,900	380,853
Bank of Montreal	25,177	3,269,681
Barrick Mining Corp.	59,934	1,824,215
Barrick Mining Corp. (London Stock Exchange)	18,057	789,180
BCE, Inc.	3,117	74,351
Bombardier, Inc., Class B (A)	3,100	527,376
Brookfield Corp.	72,858	3,345,241
CAE, Inc. (A)	10,900	331,475
Cameco Corp.	15,600	1,428,442
Canadian Imperial Bank of Commerce	32,757	2,969,621
Canadian National Railway Company	18,500	1,829,715
Canadian Natural Resources, Ltd.	74,520	2,524,086
Canadian Pacific Kansas City, Ltd.	31,900	2,348,545
Canadian Tire Corp., Ltd., Class A	1,800	228,110
Canadian Utilities, Ltd., Class A	4,600	143,206
CCL Industries, Inc., Class B	5,400	341,102
Celestica, Inc. (A)	4,100	1,212,809
Cenovus Energy, Inc.	49,202	832,371
CGI, Inc.	7,200	665,051
China Gold International Resources Corp., Ltd.	7,800	157,340
Constellation Software, Inc.	700	1,683,713
Dollarama, Inc.	9,900	1,479,644
Element Fleet Management Corp.	14,700	386,095
Emera, Inc.	10,600	522,374
Empire Company, Ltd., Class A	4,900	170,360
Enbridge, Inc.	77,700	3,718,142
Fairfax Financial Holdings, Ltd.	719	1,370,314
First Quantum Minerals, Ltd. (A)	24,554	658,327
FirstService Corp.	1,500	233,270
Fortis, Inc.	18,165	944,413
Franco-Nevada Corp.	6,857	1,421,358
George Weston, Ltd.	6,297	434,420
GFL Environmental, Inc.	8,800	378,018
Gildan Activewear, Inc.	5,000	312,520
Great-West Lifeco, Inc.	9,900	488,238
Hydro One, Ltd. (B)	11,900	473,728
iA Financial Corp., Inc.	3,300	427,554
IGM Financial, Inc.	3,000	135,099
Imperial Oil, Ltd.	6,030	520,955
Intact Financial Corp.	6,400	1,332,317
Ivanhoe Mines, Ltd., Class A (A)	26,900	305,933
Keyera Corp.	8,500	272,486
Kinross Gold Corp.	43,929	1,237,328
Loblaw Companies, Ltd.	21,360	965,639
Lundin Gold, Inc.	3,900	323,979
Lundin Mining Corp.	23,600	507,231
Magna International, Inc.	9,500	506,441
Manulife Financial Corp. (C)	59,700	2,167,825
Metro, Inc.	7,557	543,919
National Bank of Canada	14,000	1,760,621
Nutrien, Ltd.	17,390	1,073,390
Open Text Corp.	9,700	315,901

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Pan American Silver Corp.	14,600	$756,939
Pembina Pipeline Corp.	20,398	777,102
Power Corp. of Canada	20,012	1,063,623
Rogers Communications, Inc., Class B	13,188	497,811
Royal Bank of Canada	48,648	8,293,429
Saputo, Inc.	9,100	273,885
Shopify, Inc., Class A (A)	43,400	6,988,015
Stantec, Inc.	4,000	377,458
Sun Life Financial, Inc.	20,400	1,273,449
Suncor Energy, Inc.	42,535	1,887,896
TC Energy Corp.	37,046	2,039,952
Teck Resources, Ltd., Class B	16,961	811,998
TELUS Corp.	18,750	247,122
TFI International, Inc.	2,800	289,415
The Bank of Nova Scotia	43,004	3,171,684
The Descartes Systems Group, Inc. (A)	3,100	271,954
The Toronto-Dominion Bank	60,084	5,662,793
Thomson Reuters Corp.	5,654	746,136
TMX Group, Ltd.	10,000	380,533
Toromont Industries, Ltd.	2,800	338,742
Tourmaline Oil Corp.	12,600	565,212
Wheaton Precious Metals Corp.	16,170	1,900,981
Whitecap Resources, Inc. (Toronto Stock Exchange)	43,600	365,305
WSP Global, Inc.	4,600	832,896
		97,920,060
Chile - 0.2%
Antofagasta PLC	13,585	596,726
Banco de Chile	1,620,933	312,856
Banco de Credito e Inversiones SA	3,323	215,237
Banco Santander Chile, ADR	5,508	171,354
Cencosud SA	42,702	137,102
Empresas CMPC SA	38,455	60,339
Empresas COPEC SA	13,196	103,354
Enel Americas SA	466,256	44,234
Enel Chile SA, ADR	18,222	73,252
Falabella SA	20,482	142,797
Latam Airlines Group SA	8,049,276	217,910
Plaza SA	23,614	83,432
Sociedad Quimica y Minera de Chile SA, ADR (A)	4,430	304,784
		2,463,377
China - 7.5%
360 Security Technology, Inc., Class A	14,500	23,198
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	15,879
3SBio, Inc. (A)(B)	63,700	197,791
AAC Technologies Holdings, Inc.	27,342	137,071
Advanced Micro-Fabrication Equipment, Inc., Class A (D)	1,253	49,417
AECC Aviation Power Company, Ltd., Class A	5,500	31,525
Agricultural Bank of China, Ltd., Class A	182,100	200,138
Agricultural Bank of China, Ltd., H Shares	989,000	735,740
Aier Eye Hospital Group Company, Ltd., Class A	19,585	30,765
Air China, Ltd., Class A (A)	23,600	31,652
Akeso, Inc. (A)(B)	23,000	334,740
Alibaba Group Holding, Ltd.	610,400	11,207,528
Aluminum Corp. of China, Ltd., A Shares	29,100	50,779
Aluminum Corp. of China, Ltd., H Shares	131,220	205,418
Angel Yeast Company, Ltd., Class A	1,800	11,271
Anhui Conch Cement Company, Ltd., Class A	8,900	27,832
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Anhui Conch Cement Company, Ltd., H Shares	44,290	$125,755
Anhui Gujing Distillery Company, Ltd., B Shares	3,600	40,397
Anhui Gujing Distillery Company, Ltd., Class A	900	17,087
Anhui Jianghuai Automobile Group Corp., Ltd., Class A (A)	4,500	31,905
Anker Innovations Technology Company, Ltd., Class A	1,040	17,027
ANTA Sports Products, Ltd.	44,200	458,998
Autohome, Inc., ADR	2,600	57,876
Avary Holding Shenzhen Company, Ltd., Class A	4,000	28,855
AviChina Industry & Technology Company, Ltd., H Shares	120,000	61,220
BAIC BluePark New Energy Technology Company, Ltd., Class A (A)	11,600	13,326
Baidu, Inc., Class A (A)	80,300	1,320,551
Bank of Beijing Company, Ltd., Class A	47,000	36,864
Bank of Changsha Company, Ltd., Class A	8,400	11,662
Bank of Chengdu Company, Ltd., Class A	7,700	17,760
Bank of China, Ltd., Class A	78,100	64,072
Bank of China, Ltd., H Shares	2,534,563	1,453,134
Bank of Communications Company, Ltd., Class A	87,300	90,621
Bank of Communications Company, Ltd., H Shares	308,527	256,091
Bank of Hangzhou Company, Ltd., Class A	11,400	24,921
Bank of Jiangsu Company, Ltd., Class A	33,410	49,737
Bank of Nanjing Company, Ltd., Class A	21,500	35,173
Bank of Ningbo Company, Ltd., Class A	13,750	55,267
Bank of Shanghai Company, Ltd., Class A	31,610	45,692
Baoshan Iron & Steel Company, Ltd., Class A	41,300	44,044
Beijing Enlight Media Company, Ltd., Class A	6,300	14,787
Beijing Kingsoft Office Software, Inc., Class A	935	41,094
Beijing New Building Materials PLC, Class A	3,500	12,505
Beijing Roborock Technology Company, Ltd., Class A	534	11,621
Beijing Tiantan Biological Products Corp., Ltd., Class A	4,080	9,542
Beijing Tong Ren Tang Company, Ltd., Class A	2,800	12,924
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A (A)	1,800	11,577
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	100,700	74,233
Bestechnic Shanghai Company, Ltd., Class A	585	19,002
Bilibili, Inc., Class Z (A)	7,960	196,462
BOC International China Company, Ltd., Class A	5,800	12,443
BOE Technology Group Company, Ltd., Class A	75,300	45,376
BYD Company, Ltd., Class A	12,000	167,797
BYD Company, Ltd., H Shares	130,815	1,598,658
BYD Electronic International Company, Ltd.	26,500	114,760
Caitong Securities Company, Ltd., Class A	9,600	11,979
Cambricon Technologies Corp., Ltd., Class A (A)	844	163,636

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
CCOOP Group Company, Ltd., Class A (A)	64,600	$23,114
CGN Power Company, Ltd., Class A	32,300	17,378
CGN Power Company, Ltd., H Shares (B)	364,000	136,960
Changchun High-Tech Industry Group Company, Ltd., Class A	800	10,594
Changjiang Securities Company, Ltd., Class A	11,500	13,415
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	600	10,596
Chaozhou Three-Circle Group Company, Ltd., Class A	3,900	25,493
Chifeng Jilong Gold Mining Company, Ltd., Class A	6,200	27,587
China CITIC Bank Corp., Ltd., H Shares	310,800	277,345
China CITIC Financial Asset Management Company, Ltd., H Shares (A)(B)	505,000	53,892
China Coal Energy Company, Ltd., H Shares	70,000	89,700
China Communications Services Corp., Ltd., H Shares	75,600	43,577
China Construction Bank Corp., Class A	45,400	60,324
China Construction Bank Corp., H Shares	3,428,914	3,393,974
China CSSC Holdings, Ltd., Class A	16,100	76,631
China Eastern Airlines Corp., Ltd., Class A (A)	35,500	30,491
China Energy Engineering Corp., Ltd., Class A	65,700	22,106
China Everbright Bank Company, Ltd., Class A	88,600	44,258
China Feihe, Ltd. (B)	119,000	62,164
China Galaxy Securities Company, Ltd., Class A	19,900	44,768
China Galaxy Securities Company, Ltd., H Shares	129,500	167,470
China Great Wall Securities Company, Ltd., Class A	8,400	12,263
China Greatwall Technology Group Company, Ltd., Class A (A)	6,500	13,411
China Hongqiao Group, Ltd.	100,000	419,972
China Huishan Dairy Holdings Company, Ltd. (A)(D)	225,000	0
China International Capital Corp., Ltd., Class A	4,000	20,041
China International Capital Corp., Ltd., H Shares (B)	52,000	131,345
China Jushi Company, Ltd., Class A	8,100	19,841
China Life Insurance Company, Ltd., Class A	4,500	29,331
China Life Insurance Company, Ltd., H Shares	267,624	946,033
China Literature, Ltd. (A)(B)	14,000	59,482
China Longyuan Power Group Corp., Ltd., H Shares	114,000	97,350
China Mengniu Dairy Company, Ltd.	108,004	207,319
China Merchants Bank Company, Ltd., Class A	45,900	276,651
China Merchants Bank Company, Ltd., H Shares	139,323	947,800
China Merchants Energy Shipping Company, Ltd., Class A	16,500	21,254
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	6,500	9,376
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Merchants Securities Company, Ltd., Class A	16,510	$39,324
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	21,770
China Minsheng Banking Corp., Ltd., Class A	78,880	43,232
China Minsheng Banking Corp., Ltd., H Shares	230,496	116,532
China National Building Material Company, Ltd., H Shares	150,187	98,890
China National Chemical Engineering Company, Ltd., Class A	12,700	13,683
China National Nuclear Power Company, Ltd., Class A	38,300	47,396
China National Software & Service Company, Ltd., Class A (A)	1,800	11,927
China Nonferrous Mining Corp, Ltd.	42,000	79,683
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	7,300	48,156
China Oilfield Services, Ltd., H Shares	56,000	50,321
China Pacific Insurance Group Company, Ltd., Class A	14,000	84,023
China Pacific Insurance Group Company, Ltd., H Shares	94,100	426,742
China Petroleum & Chemical Corp., Class A	56,700	50,134
China Petroleum & Chemical Corp., H Shares	785,361	471,732
China Railway Group, Ltd., Class A	42,700	33,063
China Railway Group, Ltd., H Shares	144,000	70,873
China Railway Signal & Communication Corp., Ltd., Class A	14,917	11,673
China Rare Earth Resources and Technology Company, Ltd., Class A (A)	2,200	14,604
China Resources Microelectronics, Ltd., Class A	2,675	20,233
China Resources Mixc Lifestyle Services, Ltd. (B)	23,400	129,502
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	3,380	13,763
China Shenhua Energy Company, Ltd., Class A	13,400	77,682
China Shenhua Energy Company, Ltd., H Shares	120,500	601,667
China Southern Airlines Company, Ltd., Class A (A)	23,300	26,703
China State Construction Engineering Corp., Ltd., Class A	93,340	68,518
China Three Gorges Renewables Group Company, Ltd., Class A	58,700	34,349
China Tourism Group Duty Free Corp., Ltd., Class A	4,300	58,228
China Tower Corp., Ltd., H Shares (B)	158,100	235,039
China United Network Communications, Ltd., Class A	64,400	47,127
China Vanke Company, Ltd., Class A (A)	21,600	14,370
China Vanke Company, Ltd., H Shares (A)	74,500	31,489
China XD Electric Company, Ltd., Class A	10,600	13,819
China Yangtze Power Company, Ltd., Class A	54,300	211,308
China Zheshang Bank Company, Ltd., Class A	43,700	19,015
Chongqing Changan Automobile Company, Ltd., Class A	16,800	28,520

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Chongqing Rural Commercial Bank Company, Ltd., Class A	18,400	$17,007
Chongqing Rural Commercial Bank Company, Ltd., H Shares	81,000	64,066
Chongqing Zhifei Biological Products Company, Ltd., Class A (A)	4,650	12,549
Citic Pacific Special Steel Group Company, Ltd., Class A	7,100	16,636
CITIC Securities Company, Ltd., Class A	25,185	103,500
CITIC Securities Company, Ltd., H Shares	52,825	186,423
CITIC, Ltd.	141,967	220,634
CMOC Group, Ltd., Class A	28,400	81,298
CMOC Group, Ltd., H Shares	129,000	320,503
CNGR Advanced Material Company, Ltd., Class A	1,960	12,987
CNPC Capital Company, Ltd., Class A	17,300	23,755
Contemporary Amperex Technology Company, Ltd., Class A	9,320	490,069
Contemporary Amperex Technology Company, Ltd., H Shares	3,100	201,622
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	7,200	12,062
COSCO SHIPPING Holdings Company, Ltd., Class A	26,000	56,466
COSCO SHIPPING Holdings Company, Ltd., H Shares	101,600	179,378
CRRC Corp., Ltd., Class A	49,300	48,121
CRRC Corp., Ltd., H Shares	145,000	111,277
CSC Financial Company, Ltd., Class A	9,000	34,490
CSPC Innovation Pharmaceutical Company, Ltd., Class A	2,880	14,862
CSPC Pharmaceutical Group, Ltd.	303,120	328,898
Daqin Railway Company, Ltd., Class A	30,700	22,670
Datang International Power Generation Company, Ltd., Class A	48,800	24,360
Dongfang Electric Corp., Ltd., Class A	5,800	20,149
Dongfeng Motor Group Company, Ltd., H Shares (A)	70,000	79,481
East Money Information Company, Ltd., Class A	30,896	102,433
Eastroc Beverage Group Company, Ltd., Class A	1,350	51,675
Ecovacs Robotics Company, Ltd., Class A	2,300	26,589
Empyrean Technology Company, Ltd., Class A	800	12,166
ENN Energy Holdings, Ltd.	27,900	248,167
ENN Natural Gas Company, Ltd., Class A	5,400	16,050
Eoptolink Technology, Inc. Ltd., Class A	2,100	128,670
Eve Energy Company, Ltd., Class A	4,181	39,326
Everbright Securities Company, Ltd., Class A	8,700	21,847
Everdisplay Optronics Shanghai Company, Ltd., Class A (A)	23,977	9,125
Flat Glass Group Company, Ltd., Class A (A)	3,300	7,397
Focus Media Information Technology Company, Ltd., Class A	32,700	34,488
Foshan Haitian Flavouring & Food Company, Ltd., Class A	10,296	54,588
Fosun International, Ltd.	85,000	47,901
Founder Securities Company, Ltd., Class A	16,700	18,635
Foxconn Industrial Internet Company, Ltd., Class A	27,100	240,117
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	41,719
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	20,800	$179,789
GalaxyCore, Inc., Class A	3,600	7,703
Ganfeng Lithium Group Company, Ltd., Class A	3,360	30,238
Ganfeng Lithium Group Company, Ltd., H Shares (B)	14,200	95,018
GD Power Development Company, Ltd., Class A	36,100	26,034
GDS Holdings, Ltd., Class A (A)	37,300	162,904
GEM Company, Ltd., Class A	10,700	12,802
Genscript Biotech Corp. (A)	40,000	63,891
GF Securities Company, Ltd., Class A	13,200	41,605
GF Securities Company, Ltd., H Shares	25,400	57,637
Giant Biogene Holding Company, Ltd. (B)	10,200	43,664
GigaDevice Semiconductor, Inc., Class A	1,372	42,024
GoerTek, Inc., Class A	5,200	21,367
Goldwind Science & Technology Company, Ltd., Class A	7,700	22,494
Goneo Group Company, Ltd., Class A	1,827	10,675
Gotion High-tech Company, Ltd., Class A	3,700	20,737
Great Wall Motor Company, Ltd., Class A	5,000	16,195
Great Wall Motor Company, Ltd., H Shares	81,500	159,776
Gree Electric Appliances, Inc. of Zhuhai, Class A	5,700	32,805
Guangdong Haid Group Company, Ltd., Class A	3,500	27,728
Guanghui Energy Company, Ltd., Class A	13,500	9,498
Guangzhou Automobile Group Company, Ltd., Class A	10,000	11,684
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	8,473
Guangzhou Tinci Materials Technology Company, Ltd., Class A	3,900	25,869
Guosen Securities Company, Ltd., Class A	13,300	24,969
Guotai Haitong Securities Company, Ltd.	27,860	81,918
Guotai Haitong Securities Company, Ltd., H Shares (B)	70,184	150,288
Guoyuan Securities Company, Ltd., Class A	9,100	10,875
H World Group, Ltd., ADR	7,100	334,055
Haidilao International Holding, Ltd. (B)	56,000	102,922
Haier Smart Home Company, Ltd., Class A	13,600	50,789
Haier Smart Home Company, Ltd., H Shares	83,800	261,686
Hainan Airlines Holding Company, Ltd., Class A (A)	87,600	22,705
Hainan Airport Infrastructure Company, Ltd., Class A	23,700	18,079
Haisco Pharmaceutical Group Company, Ltd., Class A	2,000	14,687
Haitian International Holdings, Ltd.	21,000	59,837
Hangzhou First Applied Material Company, Ltd., Class A	7,683	15,343
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,600	10,570
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,700	13,790
Hansoh Pharmaceutical Group Company, Ltd. (B)	40,000	185,333
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	4,700	18,457

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Henan Shuanghui Investment & Development Company, Ltd., Class A	7,200	$27,275
Hengan International Group Company, Ltd.	25,000	89,830
Hengli Petrochemical Company, Ltd., Class A	14,600	47,086
Hengtong Optic-electric Company, Ltd., Class A	5,100	18,058
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	41,483
Horizon Robotics (A)	147,000	164,070
Hoshine Silicon Industry Company, Ltd., Class A	1,600	12,076
Hua Hong Semiconductor, Ltd., H Shares (A)(B)	25,000	239,273
Huadian Power International Corp., Ltd., Class A	17,700	12,568
Huadong Medicine Company, Ltd., Class A	2,800	15,812
Huafon Chemical Company, Ltd., Class A	10,300	16,219
Huagong Tech Company, Ltd., Class A	2,100	23,833
Huaibei Mining Holdings Company, Ltd., Class A	5,200	8,267
Huaneng Power International, Inc., Class A	18,600	19,861
Huaneng Power International, Inc., H Shares	149,436	110,128
Huaqin Technology Company, Ltd., Class A	2,500	32,493
Huatai Securities Company, Ltd., Class A	16,400	55,385
Huatai Securities Company, Ltd., H Shares (B)	48,800	118,435
Huaxia Bank Company, Ltd., Class A	28,500	28,019
Huayu Automotive Systems Company, Ltd., Class A	5,100	14,595
Huizhou Desay Sv Automotive Company, Ltd., Class A	1,100	18,938
Hunan Valin Steel Company, Ltd., Class A	14,300	11,510
Hundsun Technologies, Inc., Class A	3,075	13,271
Hwatsing Technology Company, Ltd., Class A	731	15,694
Hygon Information Technology Company, Ltd., Class A	5,383	172,964
IEIT Systems Company, Ltd., Class A	3,248	30,991
Iflytek Company, Ltd., Class A	4,700	33,858
Imeik Technology Development Company, Ltd., Class A	560	11,359
Industrial & Commercial Bank of China, Ltd., Class A	143,500	162,903
Industrial & Commercial Bank of China, Ltd., H Shares	2,322,735	1,879,571
Industrial Bank Company, Ltd., Class A	46,200	139,257
Industrial Securities Company, Ltd., Class A	14,900	15,822
Ingenic Semiconductor Company, Ltd., Class A	2,800	42,417
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	94,300	32,102
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	4,700	18,762
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	17,500	12,080
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	55,699
Inner Mongolia Yitai Coal Company, Ltd., Class B	36,400	69,505
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Innovent Biologics, Inc. (A)(B)	52,000	$508,908
Isoftstone Information Technology Group Company, Ltd., Class A	2,000	13,572
J&T Global Express, Ltd. (A)	82,400	110,911
JA Solar Technology Company, Ltd., Class A (A)	6,272	10,280
JCET Group Company, Ltd., Class A	3,600	18,967
JD Health International, Inc. (A)(B)	38,200	273,579
JD Logistics, Inc. (A)(B)	67,000	98,577
JD.com, Inc., Class A	86,723	1,247,010
Jiangsu Eastern Shenghong Company, Ltd., Class A (A)	13,400	20,879
Jiangsu Expressway Company, Ltd., H Shares	41,145	52,812
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	46,518
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	14,198	121,118
Jiangsu Hoperun Software Company, Ltd., Class A	3,000	21,245
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	13,939
Jiangsu Yanghe Distillery Company, Ltd., Class A	3,400	29,548
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	2,100	11,480
Jiangsu Zhongtian Technology Company, Ltd., Class A	7,100	18,422
Jiangxi Copper Company, Ltd., Class A	4,300	33,778
Jiangxi Copper Company, Ltd., H Shares	39,075	215,979
Jinduicheng Molybdenum Company, Ltd., Class A	6,700	14,942
Jinko Solar Company, Ltd., Class A (A)	13,511	10,910
Kanzhun, Ltd., ADR	13,200	269,016
KE Holdings, Inc., ADR	24,700	389,272
Kingdee International Software Group Company, Ltd. (A)	113,000	193,724
Kingsoft Corp., Ltd.	32,800	120,330
Kuaishou Technology (B)	87,900	726,617
Kuang-Chi Technologies Company, Ltd., Class A (A)	4,500	31,409
Kunlun Tech Company, Ltd., Class A (A)	2,500	14,947
Kweichow Moutai Company, Ltd., Class A	2,700	532,397
Laopu Gold Company, Ltd., H Shares	1,000	79,920
LB Group Company, Ltd., Class A	5,000	14,009
Lenovo Group, Ltd.	287,436	341,817
Lens Technology Company, Ltd., Class A	7,300	31,611
Li Auto, Inc., Class A (A)	44,600	376,431
Li Ning Company, Ltd.	80,500	193,427
Lingyi iTech Guangdong Company, Class A	12,700	28,219
Longfor Group Holdings, Ltd. (B)	66,471	73,275
LONGi Green Energy Technology Company, Ltd., Class A (A)	15,064	39,221
Loongson Technology Corp, Ltd., Class A (A)	1,251	23,642
Luxshare Precision Industry Company, Ltd., Class A	15,495	126,028
Luzhou Laojiao Company, Ltd., Class A	3,300	54,936
Mango Excellent Media Company, Ltd., Class A	3,300	11,539
Maxscend Microelectronics Company, Ltd., Class A	1,440	16,782
Meitu, Inc. (A)(B)	121,600	109,494
Meituan, Class B (A)(B)	177,500	2,352,264

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Metallurgical Corp. of China, Ltd., Class A	28,700	$12,198
Midea Group Company, Ltd., Class A	7,300	81,622
Midea Group Company, Ltd., H Shares	12,800	139,893
MINISO Group Holding, Ltd.	2,600	12,204
MINISO Group Holding, Ltd., ADR (E)	3,276	61,425
Montage Technology Company, Ltd., Class A	2,305	38,859
Muyuan Foods Company, Ltd., Class A	11,382	82,406
NARI Technology Company, Ltd., Class A	17,798	57,268
National Silicon Industry Group Company, Ltd., Class A (A)	5,536	17,145
NAURA Technology Group Company, Ltd., Class A	1,485	97,543
NetEase, Inc.	62,100	1,709,313
New China Life Insurance Company, Ltd., Class A	4,600	45,896
New China Life Insurance Company, Ltd., H Shares	35,500	248,741
New Hope Liuhe Company, Ltd., Class A	6,800	8,970
New Oriental Education & Technology Group, Inc.	52,500	288,393
Nexchip Semiconductor Corp., Class A	7,599	36,079
Ningbo Deye Technology Company, Ltd., Class A	1,764	21,729
Ningbo Sanxing Medical Electric Company, Ltd., Class A	2,900	9,544
Ningbo Tuopu Group Company, Ltd., Class A	3,190	35,291
Ningxia Baofeng Energy Group Company, Ltd., Class A	14,900	41,856
NIO, Inc., Class A (A)	56,730	291,591
Nongfu Spring Company, Ltd., H Shares (B)	71,000	428,621
OFILM Group Company, Ltd., Class A (A)	13,100	19,931
OmniVision Integrated Circuits Group, Inc.	2,185	39,366
Orient Securities Company, Ltd., Class A	12,288	19,166
PetroChina Company, Ltd., Class A	44,800	66,707
PetroChina Company, Ltd., H Shares	742,261	800,082
Pharmaron Beijing Company, Ltd., Class A	3,000	12,203
PICC Property & Casualty Company, Ltd., H Shares	248,363	522,160
Ping An Bank Company, Ltd., Class A	38,200	62,377
Ping An Insurance Group Company of China, Ltd., Class A	24,100	236,086
Ping An Insurance Group Company of China, Ltd., H Shares	238,790	2,005,765
Piotech, Inc., Class A	568	26,791
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	23,138
Pop Mart International Group, Ltd. (B)	19,200	463,233
Postal Savings Bank of China Company, Ltd., Class A	58,900	45,951
Postal Savings Bank of China Company, Ltd., H Shares (B)	330,000	225,777
Power Construction Corp. of China, Ltd., Class A	35,800	26,641
Qfin Holdings, Inc., ADR	4,300	82,861
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	11,000	44,330
Range Intelligent Computing Technology Group Company, Ltd., Class A	3,000	22,708
Remegen Company, Ltd., H Shares (A)(B)	5,500	51,024
Rockchip Electronics Company, Ltd., Class A	1,300	33,203
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Rongsheng Petrochemical Company, Ltd., Class A	21,050	$35,285
SAIC Motor Corp., Ltd., Class A	17,300	37,710
Sailun Group Company, Ltd., Class A	6,500	15,059
Sanan Optoelectronics Company, Ltd., Class A	10,100	20,450
Sany Heavy Industry Company, Ltd., Class A	18,600	56,252
Satellite Chemical Company, Ltd., Class A	6,800	17,210
SDIC Capital Company, Ltd., Class A	13,300	14,562
SDIC Power Holdings Company, Ltd., Class A	15,100	28,360
Seres Group Company, Ltd., Class A	3,100	53,597
SF Holding Company, Ltd., Class A	10,100	55,382
SG Micro Corp., Class A	1,300	12,761
Shaanxi Coal Industry Company, Ltd., Class A	19,600	59,816
Shandong Gold Mining Company, Ltd., Class A	5,880	32,446
Shandong Gold Mining Company, Ltd., H Shares (B)	30,500	135,792
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	2,900	35,061
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	4,300	19,341
Shandong Nanshan Aluminum Company, Ltd., Class A	24,300	18,699
Shandong Sun Paper Industry JSC, Ltd., Class A	5,800	13,072
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	51,581
Shanghai Baosight Software Company, Ltd., Class A	4,320	12,809
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	595	11,566
Shanghai Electric Group Company, Ltd., Class A (A)	25,600	31,596
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	12,138
Shanghai International Airport Company, Ltd., Class A	1,600	7,504
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	5,600	14,316
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	116,281
Shanghai Putailai New Energy Technology Group Company, Ltd.	4,100	16,026
Shanghai RAAS Blood Products Company, Ltd., Class A	13,800	12,521
Shanghai Rural Commercial Bank Company, Ltd., Class A	19,500	25,934
Shanghai United Imaging Healthcare Company, Ltd., Class A	1,689	30,348
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	3,200	20,132
Shanjin International Gold Company, Ltd., Class A	5,800	20,197
Shanxi Coking Coal Energy Group Company, Ltd., Class A	11,600	10,657
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	6,100	10,300
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	2,460	60,516
Shenergy Company, Ltd., Class A	10,200	11,354

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shengyi Technology Company, Ltd., Class A	5,100	$51,927
Shennan Circuits Company, Ltd., Class A	1,456	48,308
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	27,303
Shenzhen Goodix Technology Company, Ltd., Class A	1,000	11,317
Shenzhen Inovance Technology Company, Ltd., Class A	2,250	24,249
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	2,500	68,173
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	1,600	12,879
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	2,300	16,303
Shenzhen Transsion Holdings Company, Ltd., Class A	2,280	21,604
Shenzhou International Group Holdings, Ltd.	28,300	223,000
Sichuan Biokin Pharmaceutical Company, Ltd., Class A (A)	429	19,843
Sichuan Changhong Electric Company, Ltd., Class A	16,600	21,656
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	19,494
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	3,100	13,019
Sichuan Kelun-Biotech Biopharmaceutical Company, Ltd., H Shares (A)	1,700	85,336
Sichuan Road and Bridge Group Company, Ltd., Class A	14,700	20,934
Sinolink Securities Company, Ltd., Class A	7,700	10,250
Sinopharm Group Company, Ltd., H Shares	46,400	116,025
Sinotruk Hong Kong, Ltd.	23,500	83,400
Smoore International Holdings, Ltd. (B)	62,000	94,945
SooChow Securities Company, Ltd., Class A	10,400	13,490
Spring Airlines Company, Ltd., Class A	2,000	17,020
Sungrow Power Supply Company, Ltd., Class A	4,200	102,799
Sunny Optical Technology Group Company, Ltd.	24,400	206,049
SUPCON Technology Company, Ltd., Class A	1,640	11,578
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	6,200	75,168
Suzhou TFC Optical Communication Company, Ltd., Class A	1,568	45,276
TAL Education Group, ADR (A)	14,900	162,559
TBEA Company, Ltd., Class A	10,200	32,399
TCL Technology Group Corp., Class A	38,980	25,349
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A (A)	8,250	10,123
Tencent Holdings, Ltd.	226,700	17,397,759
Tencent Music Entertainment Group, ADR	20,500	359,365
The People's Insurance Company Group of China, Ltd., Class A	19,200	24,595
The People's Insurance Company Group of China, Ltd., H Shares	302,000	262,346
Tianqi Lithium Corp., Class A (A)	3,000	23,755
Tingyi Cayman Islands Holding Corp.	76,000	115,227
Tongcheng Travel Holdings, Ltd.	41,600	120,082
TongFu Microelectronics Company, Ltd., Class A	3,100	16,749
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Tongling Nonferrous Metals Group Company, Ltd., Class A	26,300	$22,584
Tongwei Company, Ltd., Class A (A)	9,300	27,310
Trina Solar Company, Ltd., Class A (A)	4,405	10,423
Tsingtao Brewery Company, Ltd., Class A	1,400	12,260
Tsingtao Brewery Company, Ltd., H Shares	22,000	137,912
UBTech Robotics Corp, Ltd., H Shares (A)	6,400	104,288
Unigroup Guoxin Microelectronics Company, Ltd., Class A	1,679	18,749
Unisplendour Corp., Ltd., Class A	5,320	18,739
Verisilicon Microelectronics Shanghai Company, Ltd., Class A (A)	1,072	20,971
Victory Giant Technology Huizhou Company, Ltd., Class A	1,500	61,292
Vipshop Holdings, Ltd., ADR	10,400	183,976
Wanhua Chemical Group Company, Ltd., Class A	7,000	76,797
Weichai Power Company, Ltd., Class A	14,100	34,700
Weichai Power Company, Ltd., H Shares	64,720	157,063
Wens Foodstuff Group Company, Ltd., Class A	14,160	34,214
Western Mining Company, Ltd., Class A	4,900	19,389
Western Securities Company, Ltd., Class A	9,300	10,500
Wingtech Technology Company, Ltd., Class A (A)	2,500	13,337
Wintime Energy Group Company, Ltd., Class A (A)	46,100	10,359
Wuhan Guide Infrared Company, Ltd., Class A (A)	8,900	18,682
Wuliangye Yibin Company, Ltd., Class A	8,600	130,418
WUS Printed Circuit Kunshan Company, Ltd., Class A	4,180	43,483
WuXi AppTec Company, Ltd., Class A	5,544	71,834
WuXi AppTec Company, Ltd., H Shares (B)	12,106	153,511
WuXi Biologics Cayman, Inc. (A)(B)	124,500	503,455
WuXi XDC Cayman, Inc. (A)	10,400	81,318
XCMG Construction Machinery Company, Ltd., Class A	23,900	39,618
Xiaomi Corp., Class B (A)(B)	610,400	3,080,584
Xinjiang Daqo New Energy Company, Ltd., Class A (A)	3,610	13,852
Xinyi Solar Holdings, Ltd.	175,154	66,997
XPeng, Inc., A Shares (A)	43,400	441,285
XtalPi Holdings, Ltd. (A)	53,000	64,568
Yadea Group Holdings, Ltd. (B)	43,978	64,416
Yangzijiang Shipbuilding Holdings, Ltd.	90,700	245,025
Yankuang Energy Group Company, Ltd., Class A	10,140	19,074
Yankuang Energy Group Company, Ltd., H Shares	124,680	154,090
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	2,100	21,269
Yealink Network Technology Corp., Ltd., Class A	2,600	13,266
Yonghui Superstores Company, Ltd., Class A (A)	33,000	22,132
Yonyou Network Technology Company, Ltd., Class A (A)	5,200	9,874
Youngor Fashion Company, Ltd., Class A	9,600	10,439
YTO Express Group Company, Ltd., Class A	7,000	16,448
Yum China Holdings, Inc.	13,400	639,716

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yunnan Aluminium Company, Ltd., Class A	7,200	$33,803
Yunnan Baiyao Group Company, Ltd., Class A	3,920	31,839
Yunnan Yuntianhua Company, Ltd., Class A	3,800	18,165
Yutong Bus Company, Ltd., Class A	4,600	21,522
Zangge Mining Company, Ltd., Class A	3,300	39,879
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	24,158
Zhaojin Mining Industry Company, Ltd., H Shares	65,000	256,655
Zhejiang China Commodities City Group Company, Ltd., Class A	11,400	26,056
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	19,149
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	13,016
Zhejiang Expressway Company, Ltd., H Shares	68,610	63,197
Zhejiang Huayou Cobalt Company, Ltd., Class A	3,300	32,241
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	2,600	13,680
Zhejiang Juhua Company, Ltd., Class A	5,600	30,794
Zhejiang Leapmotor Technology Company, Ltd., H Shares (A)(B)	17,300	108,370
Zhejiang Longsheng Group Company, Ltd., Class A	6,800	10,369
Zhejiang NHU Company, Ltd., Class A	6,912	24,910
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	3,600	28,530
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A	4,500	10,328
Zhejiang Weiming Environment Protection Company, Ltd., Class A	3,500	12,718
Zhejiang Zheneng Electric Power Company, Ltd., Class A	22,900	16,218
Zheshang Securities Company, Ltd., Class A	8,100	12,527
Zhongji Innolight Company, Ltd., Class A	2,240	194,626
Zhongjin Gold Corp., Ltd., Class A	9,800	32,638
Zhongtai Securities Company, Ltd., Class A	14,100	13,110
Zhuzhou CRRC Times Electric Company, Ltd., Class A	1,804	13,239
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	87,103
Zijin Mining Group Company, Ltd., Class A	41,700	205,261
Zijin Mining Group Company, Ltd., H Shares	203,469	931,569
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	17,657
ZTE Corp., Class A	7,600	41,154
ZTE Corp., H Shares	25,887	90,443
ZTO Express Cayman, Inc.	15,400	321,215
		89,982,537
Colombia - 0.0%
Grupo Cibest SA, ADR	3,847	244,708
Czech Republic - 0.0%
CEZ AS	4,576	288,000
Komercni banka AS	2,506	141,287
Moneta Money Bank AS (B)	9,000	84,580
		513,867
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark - 1.2%
A.P. Moller - Maersk A/S, Series A	99	$227,082
A.P. Moller - Maersk A/S, Series B	134	307,470
Carlsberg A/S, Class B	3,454	452,071
Coloplast A/S, B Shares	4,442	380,836
Danske Bank A/S	24,190	1,207,959
Demant A/S (A)	3,300	111,192
DSV A/S	7,227	1,820,165
Genmab A/S (A)	2,266	702,423
Novo Nordisk A/S, Class B	113,786	5,771,051
Novonesis A/S, B Shares	12,367	791,247
Orsted A/S (A)(B)	18,546	354,031
Pandora A/S	2,888	319,372
ROCKWOOL A/S, B Shares	3,520	123,671
Tryg A/S	11,535	301,656
Vestas Wind Systems A/S	35,571	962,096
		13,832,322
Egypt - 0.0%
Commercial International Bank Egypt SAE	87,744	189,435
Eastern Company SAE	49,043	38,145
Talaat Moustafa Group	32,709	54,864
		282,444
Finland - 0.7%
Elisa OYJ	4,868	215,729
Fortum OYJ	16,798	356,720
Kesko OYJ, B Shares	9,739	219,753
Kone OYJ, B Shares	12,120	858,615
Metso OYJ	22,595	393,133
Neste OYJ	14,709	332,763
Nokia OYJ	131,593	848,388
Nokia OYJ (Euronext Paris Exchange)	56,247	366,863
Nordea Bank ABP	3,099	58,305
Nordea Bank ABP (Stockholm Stock Exchange)	108,931	2,049,259
Orion OYJ, Class B	3,780	282,016
Sampo OYJ, A Shares	86,409	1,045,445
Stora Enso OYJ, R Shares	20,482	255,730
UPM-Kymmene OYJ	18,718	541,126
Wartsila OYJ ABP	17,716	627,227
		8,451,072
France - 6.3%
Accor SA	6,830	385,050
Aeroports de Paris SA	1,190	155,290
Air Liquide SA	20,625	3,876,545
Airbus SE	21,188	4,920,352
Alstom SA (A)	12,620	372,314
Amundi SA (B)	2,060	170,258
AXA SA	61,152	2,934,131
BioMerieux	1,432	185,293
BNP Paribas SA	35,440	3,352,867
Bollore SE	24,915	140,023
Bouygues SA	6,976	362,649
Bureau Veritas SA	11,003	350,036
Capgemini SE	5,384	894,002
Carrefour SA	19,340	322,699
Cie de Saint-Gobain SA	16,016	1,628,695
Cie Generale des Etablissements Michelin SCA	23,832	789,939
Covivio SA	1,990	132,097
Credit Agricole SA	38,090	784,191
Danone SA	22,899	2,065,465
Dassault Aviation SA	697	223,462
Dassault Systemes SE	23,899	667,695
Edenred SE	8,717	192,697
Eiffage SA	2,589	370,950

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Engie SA	65,128	$1,710,867
EssilorLuxottica SA	10,627	3,360,230
FDJ UNITED	3,888	107,623
Gecina SA	1,546	146,827
Getlink SE	10,201	188,300
Hermes International SCA	1,129	2,803,133
Ipsen SA	1,268	176,923
Kering SA	2,611	912,381
Klepierre SA	8,046	318,342
Legrand SA	9,260	1,376,614
L'Oreal SA	8,574	3,680,948
LVMH Moet Hennessy Louis Vuitton SE	8,838	6,661,508
Orange SA	66,397	1,107,936
Pernod Ricard SA	7,172	614,111
Publicis Groupe SA	8,062	837,219
Renault SA	6,965	288,297
Rexel SA	7,770	304,756
Safran SA	12,840	4,472,383
Sanofi SA	39,001	3,773,543
Sartorius Stedim Biotech	1,029	252,744
Schneider Electric SE	18,877	5,164,274
Schneider Electric SE (Euronext London Exchange)	623	170,422
Societe Generale SA	24,848	2,000,360
Sodexo SA	3,211	164,519
Thales SA	3,332	898,859
TotalEnergies SE	70,134	4,572,590
Unibail-Rodamco-Westfield (A)	3,997	434,661
Veolia Environnement SA	22,469	781,863
Vinci SA	17,653	2,483,475
		75,042,408
Germany - 5.7%
adidas AG	6,053	1,197,803
Allianz SE	13,645	6,309,129
BASF SE	31,826	1,674,637
Bayer AG	35,031	1,519,494
Bayerische Motoren Werke AG	9,819	1,064,725
Beiersdorf AG	3,535	388,203
Brenntag SE	4,572	265,377
Commerzbank AG	25,643	1,082,252
Continental AG	4,004	317,769
CTS Eventim AG & Company KGaA	2,198	201,210
Daimler Truck Holding AG	17,301	749,349
Delivery Hero SE (A)(B)	6,759	178,167
Deutsche Bank AG	65,997	2,543,463
Deutsche Boerse AG	6,714	1,764,580
Deutsche Lufthansa AG	20,091	197,372
Deutsche Telekom AG	129,884	4,227,856
DHL Group	33,971	1,852,290
E.ON SE	80,057	1,515,871
Evonik Industries AG	9,028	140,891
Fresenius Medical Care AG	7,738	369,609
Fresenius SE & Company KGaA	15,063	862,985
GEA Group AG	5,625	380,150
Hannover Rueck SE	2,124	660,948
Heidelberg Materials AG	4,810	1,247,024
Henkel AG & Company KGaA	3,543	269,644
Hensoldt AG	2,267	194,167
HOCHTIEF AG	515	201,613
Infineon Technologies AG	46,567	2,031,760
Knorr-Bremse AG	2,587	287,007
LEG Immobilien SE	2,553	186,205
Mercedes-Benz Group AG	25,751	1,785,111
Merck KGaA	4,533	646,963
MTU Aero Engines AG	1,919	795,478
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	4,607	$3,031,800
Nemetschek SE	2,010	217,462
Rational AG	172	132,800
Rheinmetall AG	1,638	2,988,354
RWE AG	22,545	1,194,587
SAP SE	36,922	8,970,874
Scout24 SE (B)	2,729	274,100
Siemens AG	26,863	7,523,683
Siemens Energy AG (A)	27,351	3,837,028
Siemens Healthineers AG (B)	11,899	623,716
Symrise AG	4,743	384,285
Talanx AG	2,354	312,702
Vonovia SE	26,430	760,638
Zalando SE (A)(B)	7,664	226,142
		67,587,273
Greece - 0.2%
Alpha Bank SA	82,858	348,258
Eurobank SA	91,237	366,833
FF Group (A)(D)	1,869	0
Hellenic Telecommunications Organization SA	5,794	114,680
JUMBO SA	3,913	128,297
National Bank of Greece SA	31,216	476,120
OPAP SA	7,073	158,449
Piraeus Bank SA (A)	36,819	293,974
Public Power Corp. SA	6,989	149,344
		2,035,955
Hong Kong - 1.6%
AIA Group, Ltd.	370,800	3,816,679
Alibaba Health Information Technology, Ltd. (A)	194,000	126,690
Beijing Enterprises Holdings, Ltd.	19,786	80,946
BOC Hong Kong Holdings, Ltd.	132,328	671,563
Bosideng International Holdings, Ltd.	182,000	104,427
C&D International Investment Group, Ltd.	27,256	54,932
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	428,695	0
China Gas Holdings, Ltd.	106,663	105,284
China Merchants Port Holdings Company, Ltd.	52,898	103,015
China Overseas Land & Investment, Ltd.	131,382	207,486
China Power International Development, Ltd.	185,000	76,821
China Resources Beer Holdings Company, Ltd.	55,979	189,057
China Resources Gas Group, Ltd.	30,000	87,323
China Resources Land, Ltd.	110,964	388,185
China Resources Power Holdings Company, Ltd.	76,244	169,722
China Ruyi Holdings, Ltd. (A)	304,000	85,623
China State Construction International Holdings, Ltd.	71,250	83,332
China Taiping Insurance Holdings Company, Ltd.	60,500	145,688
Chow Tai Fook Jewellery Group, Ltd.	80,800	129,090
CK Asset Holdings, Ltd.	68,546	346,629
CK Hutchison Holdings, Ltd.	94,163	640,163
CK Infrastructure Holdings, Ltd.	21,272	157,630
CLP Holdings, Ltd.	58,900	526,854
Far East Horizon, Ltd.	66,000	68,192
Futu Holdings, Ltd., ADR (A)	2,200	361,262
Galaxy Entertainment Group, Ltd.	68,000	335,296
GCL Technology Holdings, Ltd. (A)	759,000	103,457
Geely Automobile Holdings, Ltd.	217,000	501,894

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Guangdong Investment, Ltd.	99,220	$86,559
Hang Seng Bank, Ltd.	27,319	538,938
Henderson Land Development Company, Ltd.	55,324	200,344
HKT Trust & HKT, Ltd.	145,233	215,055
Hong Kong & China Gas Company, Ltd.	404,091	364,278
Hong Kong Exchanges & Clearing, Ltd.	42,714	2,234,854
Hongkong Land Holdings, Ltd.	37,200	258,418
Jardine Matheson Holdings, Ltd.	5,900	402,647
Kunlun Energy Company, Ltd.	134,000	128,096
Link REIT	90,646	404,736
MTR Corp., Ltd.	59,022	226,050
NetEase Cloud Music, Inc. (A)(B)	3,100	74,254
Orient Overseas International, Ltd.	4,500	72,558
Power Assets Holdings, Ltd.	49,582	351,448
Prudential PLC	92,854	1,428,375
Sino Biopharmaceutical, Ltd.	346,500	275,688
Sino Land Company, Ltd.	138,789	182,625
SITC International Holdings Company, Ltd.	52,000	186,076
Sun Hung Kai Properties, Ltd.	51,130	622,574
Swire Pacific, Ltd., Class A	14,663	118,204
Techtronic Industries Company, Ltd.	51,500	592,411
The Wharf Holdings, Ltd.	37,000	103,352
Want Want China Holdings, Ltd.	163,000	97,316
WH Group, Ltd. (B)	297,343	331,244
Wharf Real Estate Investment Company, Ltd.	62,876	198,725
Zijin Gold International Company, Ltd. (A)	6,900	129,228
		19,491,293
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	15,526	139,139
OTP Bank NYRT	8,008	858,651
Richter Gedeon NYRT	4,794	144,922
		1,142,712
India - 4.6%
ABB India, Ltd.	1,809	104,090
Adani Enterprises, Ltd.	5,762	143,552
Adani Enterprises, Ltd., Partly Paid Rights (A)	691	17,221
Adani Ports & Special Economic Zone, Ltd.	19,257	315,217
Adani Power, Ltd. (A)	101,525	161,287
Alkem Laboratories, Ltd.	1,469	89,381
Ambuja Cements, Ltd.	21,958	136,122
APL Apollo Tubes, Ltd.	6,432	137,014
Apollo Hospitals Enterprise, Ltd.	3,469	271,899
Ashok Leyland, Ltd.	99,152	197,654
Asian Paints, Ltd.	13,278	409,747
Astral, Ltd.	4,648	72,051
AU Small Finance Bank, Ltd. (B)	12,818	142,154
Aurobindo Pharma, Ltd.	9,153	120,926
Avenue Supermarts, Ltd. (A)(B)	5,630	236,669
Axis Bank, Ltd.	81,732	1,155,093
Bajaj Auto, Ltd.	2,390	248,786
Bajaj Finance, Ltd.	99,470	1,093,538
Bajaj Finserv, Ltd.	13,664	310,185
Bajaj Holdings & Investment, Ltd.	912	114,735
Balkrishna Industries, Ltd.	2,611	67,092
Bank of Baroda	35,251	116,172
Bharat Electronics, Ltd.	130,326	579,526
Bharat Forge, Ltd.	8,648	141,602
Bharat Heavy Electricals, Ltd.	35,988	115,430
Bharat Petroleum Corp., Ltd.	51,282	219,056
Bharti Airtel, Ltd.	91,497	2,148,998
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Bosch, Ltd.	260	$104,453
Britannia Industries, Ltd.	3,751	251,514
BSE, Ltd.	6,984	205,211
Canara Bank	63,900	110,126
CG Power & Industrial Solutions, Ltd.	25,283	182,127
Cholamandalam Investment and Finance Company, Ltd.	14,529	275,242
Cipla, Ltd.	19,879	333,415
Coal India, Ltd.	64,781	288,089
Colgate-Palmolive India, Ltd.	4,685	108,347
Coromandel International, Ltd.	4,202	106,109
Cummins India, Ltd.	4,680	230,587
Dabur India, Ltd.	21,327	119,289
Divi's Laboratories, Ltd.	4,260	303,047
Dixon Technologies India, Ltd.	1,289	173,319
DLF, Ltd.	25,583	196,192
Dr. Reddy's Laboratories, Ltd.	1,570	22,230
Dr. Reddy's Laboratories, Ltd., ADR	18,540	260,302
Eicher Motors, Ltd.	4,712	383,648
Eternal, Ltd. (A)	86,090	266,791
Fortis Healthcare, Ltd.	16,292	160,371
FSN E-Commerce Ventures, Ltd. (A)	40,782	120,382
GAIL India, Ltd.	3,491	6,689
GAIL India, Ltd., GDR	12,953	144,278
GE Vernova T&D India, Ltd.	4,196	146,118
GMR Airports, Ltd. (A)	83,177	96,567
Godrej Consumer Products, Ltd.	14,095	192,290
Godrej Properties, Ltd. (A)	5,627	125,636
Grasim Industries, Ltd.	9,706	306,088
Havells India, Ltd.	8,636	136,675
HCL Technologies, Ltd.	33,867	610,885
HDFC Asset Management Company, Ltd. (B)	6,620	197,119
HDFC Bank, Ltd.	403,838	4,468,806
HDFC Life Insurance Company, Ltd. (B)	33,493	279,515
Hero MotoCorp, Ltd.	4,132	265,097
Hindalco Industries, Ltd.	48,079	474,130
Hindustan Aeronautics, Ltd.	7,067	345,213
Hindustan Petroleum Corp., Ltd.	34,143	189,959
Hindustan Unilever, Ltd.	28,966	746,815
Hitachi Energy India, Ltd.	477	96,991
Hyundai Motor India, Ltd.	5,657	144,621
ICICI Bank, Ltd.	103,117	1,543,423
ICICI Bank, Ltd., ADR	42,418	1,264,056
ICICI Lombard General Insurance Company, Ltd. (B)	8,129	177,638
ICICI Prudential Life Insurance Company, Ltd. (B)	11,948	88,792
IDFC First Bank, Ltd.	119,836	114,063
Indian Oil Corp., Ltd.	97,345	180,335
Indian Railway Catering & Tourism Corp., Ltd.	7,983	60,922
Indus Towers, Ltd. (A)	47,036	220,542
IndusInd Bank, Ltd. (A)	20,069	193,365
Info Edge India, Ltd.	12,707	188,688
Infosys, Ltd.	4,209	75,917
Infosys, Ltd., ADR (E)	114,159	2,034,313
InterGlobe Aviation, Ltd. (B)	6,756	381,113
ITC, Ltd.	107,095	480,296
Jindal Stainless, Ltd.	11,602	107,643
Jindal Steel, Ltd.	15,135	176,799
Jio Financial Services, Ltd.	102,813	337,730
JSW Energy, Ltd.	15,581	83,775
JSW Steel, Ltd.	21,158	274,693
Jubilant Foodworks, Ltd.	13,701	85,175

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Kalyan Jewellers India, Ltd.	14,477	$78,199
Kotak Mahindra Bank, Ltd.	38,512	945,532
Kwality Wall's India, Ltd. (A)(D)	28,966	12,311
Larsen & Toubro, Ltd.	24,028	1,091,894
Lodha Developers, Ltd. (B)	10,508	124,204
LTIMindtree, Ltd. (B)	2,498	168,618
Lupin, Ltd.	7,879	184,940
Mahindra & Mahindra, Ltd.	3,736	154,576
Mahindra & Mahindra, Ltd., GDR	29,450	1,221,660
Mankind Pharma, Ltd.	4,645	113,395
Marico, Ltd.	17,795	148,559
Maruti Suzuki India, Ltd.	4,407	819,172
Max Healthcare Institute, Ltd.	26,906	312,955
Mphasis, Ltd.	3,967	123,026
MRF, Ltd.	80	135,819
Muthoot Finance, Ltd.	4,018	170,333
Nestle India, Ltd.	23,356	334,408
NHPC, Ltd.	106,146	93,592
NMDC, Ltd.	106,008	97,932
NTPC, Ltd.	153,697	564,781
Oberoi Realty, Ltd.	4,466	82,973
Oil & Natural Gas Corp., Ltd.	110,780	296,542
Oil India, Ltd.	17,099	80,903
One 97 Communications, Ltd. (A)	12,810	185,006
Oracle Financial Services Software, Ltd.	760	65,208
Page Industries, Ltd.	212	85,207
PB Fintech, Ltd. (A)	12,509	255,027
Persistent Systems, Ltd.	3,957	275,594
Petronet LNG, Ltd.	25,955	82,009
PI Industries, Ltd.	2,778	100,103
Pidilite Industries, Ltd.	10,508	173,321
Polycab India, Ltd.	1,852	156,712
Power Finance Corp., Ltd.	51,161	202,371
Power Grid Corp. of India, Ltd.	163,799	482,273
Prestige Estates Projects, Ltd.	6,144	109,251
Punjab National Bank	75,867	104,463
Rail Vikas Nigam, Ltd.	18,264	72,633
REC, Ltd.	45,358	180,716
Reliance Industries, Ltd.	47,488	830,233
Reliance Industries, Ltd., GDR (B)	42,453	2,972,480
Samvardhana Motherson International, Ltd.	174,754	233,549
SBI Cards & Payment Services, Ltd.	9,870	94,834
SBI Life Insurance Company, Ltd. (B)	16,080	363,877
Shree Cement, Ltd.	305	90,432
Shriram Finance, Ltd.	50,288	558,414
Siemens Energy India, Ltd. (A)	2,842	80,774
Siemens, Ltd.	3,067	105,099
Solar Industries India, Ltd.	956	130,484
SRF, Ltd.	4,927	168,417
State Bank of India	3,731	40,822
State Bank of India, GDR (E)	5,914	643,161
Sun Pharmaceutical Industries, Ltd.	34,222	655,390
Sundaram Finance, Ltd.	2,348	138,561
Supreme Industries, Ltd.	2,145	80,406
Suzlon Energy, Ltd. (A)	335,422	196,976
Swiggy, Ltd. (A)	31,144	134,049
Tata Communications, Ltd.	3,897	78,917
Tata Consultancy Services, Ltd.	32,254	1,153,775
Tata Consumer Products, Ltd.	20,545	272,033
Tata Motors Passenger Vehicles, Ltd.	72,198	295,508
Tata Motors, Ltd. (A)	72,198	333,802
Tata Steel, Ltd.	26,136	52,313
Tata Steel, Ltd., GDR	23,852	469,654
Tech Mahindra, Ltd.	18,580	329,122
The Indian Hotels Company, Ltd.	30,454	250,188
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
The Phoenix Mills, Ltd.	6,924	$142,853
The Tata Power Company, Ltd.	57,820	244,303
Titan Company, Ltd.	12,663	571,157
Torrent Pharmaceuticals, Ltd.	4,375	187,097
Torrent Power, Ltd.	5,925	86,134
Trent, Ltd.	6,465	308,105
Tube Investments of India, Ltd.	3,625	105,376
TVS Motor Company, Ltd.	8,184	339,149
UltraTech Cement, Ltd.	3,177	417,156
UltraTech Cement, Ltd., GDR	1,026	134,518
Union Bank of India, Ltd.	51,073	87,495
United Spirits, Ltd.	10,125	162,820
UPL, Ltd.	17,111	151,124
Varun Beverages, Ltd.	47,086	257,135
Vedanta, Ltd.	47,644	319,505
Vishal Mega Mart, Ltd. (A)	74,851	113,778
Vodafone Idea, Ltd. (A)	832,452	98,963
Voltas, Ltd.	7,546	114,322
WAAREE Energies, Ltd.	3,075	101,486
Wipro, Ltd.	2,274	6,685
Wipro, Ltd., ADR (E)	88,126	250,278
Yes Bank, Ltd. (A)	506,651	121,988
Zydus Lifesciences, Ltd.	8,814	89,757
		55,159,430
Indonesia - 0.4%
Amman Mineral Internasional PT (A)	517,500	199,237
Astra International Tbk PT	721,800	289,699
Bank Central Asia Tbk PT	1,978,100	955,218
Bank Mandiri Persero Tbk PT	1,309,248	399,233
Bank Negara Indonesia Persero Tbk PT	553,000	144,477
Bank Rakyat Indonesia Persero Tbk PT	2,431,948	532,613
Barito Pacific Tbk PT (A)	733,695	143,456
Barito Renewables Energy Tbk PT (A)	264,400	153,715
Bumi Resources Minerals Tbk PT (A)	1,800,700	118,684
Chandra Asri Pacific Tbk PT	308,500	129,209
Charoen Pokphand Indonesia Tbk PT	276,000	74,546
Dian Swastatika Sentosa Tbk PT (A)	34,350	207,795
GoTo Gojek Tokopedia Tbk PT (A)	31,738,300	121,360
Indofood Sukses Makmur Tbk PT	147,500	59,815
Petrindo Jaya Kreasi Tbk PT	802,300	112,249
Sumber Alfaria Trijaya Tbk PT	655,300	77,466
Telkom Indonesia Persero Tbk PT	1,699,700	355,637
Telkom Indonesia Persero Tbk PT, ADR	358	7,536
United Tractors Tbk PT	55,279	97,734
		4,179,679
Ireland - 0.8%
AerCap Holdings NV	6,200	891,312
AIB Group PLC	74,725	798,835
Bank of Ireland Group PLC	36,548	698,991
DCC PLC	3,357	209,136
Experian PLC	32,652	1,472,160
Kerry Group PLC, Class A	544	49,712
Kerry Group PLC, Class A (London Stock Exchange)	5,260	456,855
Kingspan Group PLC	226	19,474
Kingspan Group PLC (London Stock Exchange) (A)	5,232	451,390
PDD Holdings, Inc., ADR (A)	25,300	2,868,767
Ryanair Holdings PLC	30,317	1,045,255
		8,961,887
Israel - 0.7%
Azrieli Group, Ltd.	1,424	161,448
Bank Hapoalim BM	44,745	1,012,000
Bank Leumi Le-Israel BM	52,174	1,149,795

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Check Point Software Technologies, Ltd. (A)	3,116	$578,205
CyberArk Software, Ltd. (A)	1,700	758,302
Elbit Systems, Ltd.	969	556,328
ICL Group, Ltd.	27,153	156,139
Israel Discount Bank, Ltd., Class A	44,642	474,077
Mizrahi Tefahot Bank, Ltd.	5,543	387,274
Monday.com, Ltd. (A)	1,400	206,584
Nice, Ltd. (A)	2,200	248,681
Nova, Ltd. (A)	1,046	349,670
Teva Pharmaceutical Industries, Ltd. (A)	30,507	961,648
Teva Pharmaceutical Industries, Ltd., ADR (A)	8,700	271,527
The Phoenix Holdings, Ltd.	8,063	333,478
Wix.com, Ltd. (A)	1,900	197,391
		7,802,547
Italy - 1.9%
Banca Mediolanum SpA	7,974	181,062
Banca Monte dei Paschi di Siena SpA	68,785	732,366
Banco BPM SpA	39,464	599,257
BPER Banca SpA	52,183	705,121
Buzzi SpA	2,536	153,304
Davide Campari-Milano NV	21,368	138,043
Enel SpA	290,019	3,015,421
Eni SpA	72,987	1,383,549
Ferrari NV	4,495	1,670,403
FinecoBank SpA	22,046	571,201
Generali	30,416	1,271,035
Infrastrutture Wireless Italiane SpA (B)	11,205	103,693
Intesa Sanpaolo SpA	508,240	3,511,987
Leonardo SpA	14,406	824,030
Moncler SpA	8,302	530,665
Nexi SpA (B)	20,345	100,278
Poste Italiane SpA (B)	16,613	417,050
Prysmian SpA	10,020	999,567
Recordati Industria Chimica e Farmaceutica SpA	4,175	237,009
Snam SpA	70,720	469,925
Telecom Italia SpA (A)	387,741	232,936
Terna - Rete Elettrica Nazionale	49,344	524,955
UniCredit SpA	49,989	4,140,419
Unipol Assicurazioni SpA	13,849	332,260
		22,845,536
Japan - 13.4%
Advantest Corp.	27,200	3,439,381
Aeon Company, Ltd.	79,500	1,255,870
AGC, Inc.	7,300	242,095
Aisin Corp.	19,100	357,862
Ajinomoto Company, Inc.	33,000	697,620
ANA Holdings, Inc.	5,300	100,656
Asahi Group Holdings, Ltd.	51,700	541,909
Asahi Kasei Corp.	42,800	380,438
Asics Corp.	24,900	597,761
Astellas Pharma, Inc.	63,300	842,492
Bandai Namco Holdings, Inc.	20,997	558,858
Bridgestone Corp.	40,200	904,471
Canon, Inc.	30,300	896,534
Capcom Company, Ltd.	12,000	278,748
Central Japan Railway Company	27,200	753,440
Chubu Electric Power Company, Inc.	22,000	338,943
Chugai Pharmaceutical Company, Ltd.	23,800	1,248,585
Dai Nippon Printing Company, Ltd.	14,000	240,996
Daifuku Company, Ltd.	11,700	368,265
Dai-ichi Life Holdings, Inc.	128,700	1,069,569
Daiichi Sankyo Company, Ltd.	62,000	1,316,541
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daikin Industries, Ltd.	9,400	$1,202,183
Daito Trust Construction Company, Ltd.	10,000	190,420
Daiwa House Industry Company, Ltd.	20,800	690,951
Daiwa Securities Group, Inc.	47,000	411,898
Denso Corp.	61,000	842,539
Disco Corp.	3,300	1,005,385
East Japan Railway Company	34,400	906,677
Ebara Corp.	15,900	374,759
Eisai Company, Ltd.	9,600	285,032
ENEOS Holdings, Inc.	98,411	696,268
FANUC Corp.	33,400	1,299,785
Fast Retailing Company, Ltd.	6,800	2,465,600
Fuji Electric Company, Ltd.	4,600	348,841
FUJIFILM Holdings Corp.	39,900	846,615
Fujikura, Ltd.	8,800	975,880
Fujitsu, Ltd.	62,600	1,720,430
Hankyu Hanshin Holdings, Inc.	8,400	211,266
Hikari Tsushin, Inc.	600	168,119
Hitachi, Ltd.	161,900	5,077,437
Honda Motor Company, Ltd.	129,700	1,272,963
Hoya Corp.	12,300	1,865,536
Hulic Company, Ltd.	15,600	170,682
Idemitsu Kosan Company, Ltd.	30,730	232,665
IHI Corp.	36,400	639,933
Inpex Corp.	30,900	618,016
Isuzu Motors, Ltd.	19,800	309,021
ITOCHU Corp.	212,000	2,679,004
Japan Airlines Company, Ltd.	4,700	87,165
Japan Exchange Group, Inc.	35,900	383,181
Japan Post Bank Company, Ltd.	64,300	905,156
Japan Post Holdings Company, Ltd.	61,900	653,132
Japan Post Insurance Company, Ltd.	6,400	192,471
Japan Tobacco, Inc.	42,500	1,527,547
JFE Holdings, Inc.	19,800	252,428
JX Advanced Metals Corp.	18,700	233,770
Kajima Corp.	15,100	563,041
Kao Corp.	16,600	662,532
Kawasaki Heavy Industries, Ltd.	5,400	358,109
Kawasaki Kisen Kaisha, Ltd.	14,100	196,275
KDDI Corp.	103,100	1,784,424
Keyence Corp.	6,896	2,494,454
Kikkoman Corp.	23,100	209,762
Kioxia Holdings Corp. (A)	4,600	306,153
Kirin Holdings Company, Ltd.	27,200	407,157
Kobe Bussan Company, Ltd.	5,500	132,389
Komatsu, Ltd.	33,900	1,075,730
Konami Group Corp.	3,600	488,906
Kubota Corp.	35,000	495,974
Kyocera Corp.	45,000	630,842
Kyowa Kirin Company, Ltd.	9,473	152,465
Lasertec Corp.	2,800	533,519
LY Corp.	99,300	264,232
M3, Inc.	16,200	217,936
Makita Corp.	8,700	263,688
Marubeni Corp.	50,200	1,398,069
MatsukiyoCocokara & Company	11,700	202,486
MINEBEA MITSUMI, Inc.	12,500	251,520
Mitsubishi Chemical Group Corp.	46,900	274,535
Mitsubishi Corp.	114,800	2,625,783
Mitsubishi Electric Corp.	67,400	1,965,171
Mitsubishi Estate Company, Ltd.	37,900	920,785
Mitsubishi HC Capital, Inc.	32,100	268,524
Mitsubishi Heavy Industries, Ltd.	114,300	2,790,342
Mitsubishi UFJ Financial Group, Inc.	405,100	6,429,371
Mitsui & Company, Ltd.	87,000	2,583,667

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsui Fudosan Company, Ltd.	94,100	$1,069,378
Mitsui OSK Lines, Ltd.	12,000	360,773
Mizuho Financial Group, Inc.	87,810	3,204,587
MonotaRO Company, Ltd.	9,000	143,309
MS&AD Insurance Group Holdings, Inc.	45,900	1,077,595
Murata Manufacturing Company, Ltd.	59,500	1,229,743
NEC Corp.	46,200	1,563,199
Nexon Company, Ltd.	11,400	278,462
Nidec Corp.	29,200	396,478
Nintendo Company, Ltd.	39,400	2,660,072
Nippon Building Fund, Inc.	280	255,201
Nippon Paint Holdings Company, Ltd.	33,800	226,316
Nippon Sanso Holdings Corp.	6,500	194,181
Nippon Steel Corp.	173,000	707,925
Nippon Yusen KK	15,400	498,830
Nissan Motor Company, Ltd. (A)	75,800	188,358
Nitori Holdings Company, Ltd.	14,000	244,358
Nitto Denko Corp.	25,000	595,243
Nomura Holdings, Inc.	105,900	882,197
Nomura Research Institute, Ltd.	13,346	507,877
NTT, Inc.	1,065,500	1,075,612
Obayashi Corp.	22,500	470,878
Obic Company, Ltd.	11,700	367,247
Olympus Corp.	40,500	513,510
Oracle Corp. Japan	1,500	126,074
Oriental Land Company, Ltd.	38,300	708,549
ORIX Corp.	41,100	1,202,063
Osaka Gas Company, Ltd.	13,200	458,659
Otsuka Corp.	7,600	156,602
Otsuka Holdings Company, Ltd.	15,600	882,324
Pan Pacific International Holdings Corp.	67,000	399,112
Panasonic Holdings Corp.	82,100	1,064,347
Rakuten Group, Inc. (A)	52,800	338,341
Recruit Holdings Company, Ltd.	49,600	2,787,101
Renesas Electronics Corp. (A)	60,000	821,811
Resona Holdings, Inc.	73,400	698,600
Ryohin Keikaku Company, Ltd.	18,000	317,834
Sanrio Company, Ltd.	6,400	200,257
SBI Holdings, Inc.	19,026	410,010
SCREEN Holdings Company, Ltd.	2,800	272,732
Secom Company, Ltd.	14,800	525,906
Seibu Holdings, Inc.	7,100	195,084
Sekisui Chemical Company, Ltd.	13,400	225,351
Sekisui House, Ltd.	21,400	477,503
Seven & i Holdings Company, Ltd.	72,900	1,047,355
SG Holdings Company, Ltd.	12,400	113,431
Shimadzu Corp.	8,000	212,973
Shimano, Inc.	2,700	282,342
Shin-Etsu Chemical Company, Ltd.	60,200	1,869,881
Shionogi & Company, Ltd.	26,400	477,835
Shiseido Company, Ltd.	14,000	203,741
SMC Corp.	2,000	692,002
SoftBank Corp.	1,020,800	1,401,515
SoftBank Group Corp.	136,400	3,826,472
Sompo Holdings, Inc.	31,600	1,072,573
Sony Financial Group, Inc. (A)	219,300	233,654
Sony Group Corp.	217,300	5,573,956
Subaru Corp.	20,800	447,849
Sumitomo Corp.	38,900	1,346,425
Sumitomo Electric Industries, Ltd.	25,800	1,039,153
Sumitomo Metal Mining Company, Ltd.	9,200	368,401
Sumitomo Mitsui Financial Group, Inc.	129,300	4,158,471
Sumitomo Mitsui Trust Group, Inc.	23,100	703,969
Sumitomo Realty & Development Company, Ltd.	22,000	552,331
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Suntory Beverage & Food, Ltd.	5,000	$150,368
Suzuki Motor Corp.	55,100	824,046
Sysmex Corp.	18,000	176,763
T&D Holdings, Inc.	16,900	390,105
Taisei Corp.	5,000	473,854
Takeda Pharmaceutical Company, Ltd.	56,776	1,763,760
TDK Corp.	69,300	980,439
Terumo Corp.	47,000	683,153
The Chiba Bank, Ltd.	21,600	241,063
The Kansai Electric Power Company, Inc.	32,900	516,684
TIS, Inc.	7,800	262,045
Toho Company, Ltd.	4,067	207,330
Tokio Marine Holdings, Inc.	65,500	2,421,279
Tokyo Electron, Ltd.	16,000	3,563,636
Tokyo Gas Company, Ltd.	10,900	432,125
Tokyo Metro Company, Ltd.	10,100	102,679
Tokyu Corp.	17,900	209,189
TOPPAN Holdings, Inc.	8,300	246,731
Toray Industries, Inc.	50,800	331,205
Toyota Industries Corp.	5,800	657,526
Toyota Motor Corp.	335,000	7,194,826
Toyota Tsusho Corp.	24,600	829,492
Trend Micro, Inc.	4,600	191,048
Unicharm Corp.	40,500	231,381
West Japan Railway Company	16,200	322,787
Yamaha Motor Company, Ltd. (E)	31,500	233,613
Yokogawa Electric Corp.	7,886	252,908
Yokohama Financial Group, Inc.	39,100	323,240
Zensho Holdings Company, Ltd.	3,400	194,832
ZOZO, Inc.	14,400	118,754
		160,252,409
Luxembourg - 0.1%
ArcelorMittal SA	16,521	758,635
CVC Capital Partners PLC (B)	7,461	124,953
Eurofins Scientific SE	4,023	294,195
Reinet Investments SCA	5,229	182,925
Tenaris SA	12,716	245,366
Zabka Group SA (A)	10,443	66,437
		1,672,511
Macau - 0.0%
Sands China, Ltd.	82,400	207,848
Malaysia - 0.4%
AMMB Holdings BHD	80,487	128,870
Axiata Group BHD	101,690	63,135
CELCOMDIGI BHD	124,000	97,462
CIMB Group Holdings BHD	280,228	569,063
Gamuda BHD	168,617	206,499
Hong Leong Bank BHD	23,269	126,910
IHH Healthcare BHD	75,900	163,695
IOI Corp. BHD	81,966	80,814
Kuala Lumpur Kepong BHD	18,132	89,321
Malayan Banking BHD	215,514	556,432
Maxis BHD	82,800	77,278
MISC BHD	45,780	87,973
Mr. D.I.Y Group M BHD (B)	115,950	43,654
Nestle Malaysia BHD	2,800	78,639
Petronas Chemicals Group BHD	99,800	89,112
Petronas Dagangan BHD	12,200	59,974
Petronas Gas BHD	27,300	122,077
Press Metal Aluminium Holdings BHD	130,600	229,051
Public Bank BHD	510,590	570,885
QL Resources BHD	52,700	49,209
RHB Bank BHD	62,165	118,076
SD Guthrie BHD	70,286	99,248

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Sunway BHD	81,100	$112,330
Telekom Malaysia BHD	43,415	86,072
Tenaga Nasional BHD	101,250	342,030
YTL Corp. BHD	113,900	57,154
YTL Power International BHD	84,300	68,657
		4,373,620
Mexico - 0.6%
America Movil SAB de CV, Series B	657,032	678,285
Arca Continental SAB de CV	17,800	192,259
Cemex SAB de CV, Series CPO	540,349	620,542
Coca-Cola Femsa SAB de CV	18,112	172,012
Fibra Uno Administracion SA de CV	101,500	152,525
Fomento Economico Mexicano SAB de CV	61,420	620,868
Fresnillo PLC	7,889	351,773
Gruma SAB de CV, Class B	6,020	103,481
Grupo Aeroportuario del Centro Norte SAB de CV	9,800	133,018
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	14,200	371,428
Grupo Aeroportuario del Sureste SAB de CV, B Shares	6,560	211,625
Grupo Bimbo SAB de CV, Series A	44,984	147,386
Grupo Carso SAB de CV, Series A1	19,322	126,957
Grupo Comercial Chedraui SA de CV	10,100	69,145
Grupo Financiero Banorte SAB de CV, Series O	91,362	846,472
Grupo Financiero Inbursa SAB de CV, Series O	63,138	152,239
Grupo Mexico SAB de CV, Series B	109,666	1,036,521
Industrias Penoles SAB de CV (A)	6,883	361,582
Kimberly-Clark de Mexico SAB de CV, Class A	52,378	111,722
Prologis Property Mexico SA de CV	39,901	166,673
Promotora y Operadora de Infraestructura SAB de CV	5,800	86,072
Sigma Foods SAB de CV	113,043	98,871
Wal-Mart de Mexico SAB de CV	186,588	580,358
		7,391,814
Netherlands - 3.2%
ABN AMRO Bank NV (B)	20,808	727,007
Adyen NV (A)(B)	898	1,448,090
Aegon, Ltd.	46,032	357,958
Akzo Nobel NV	6,168	429,172
Argenx SE (A)	2,177	1,836,392
ASM International NV	1,671	1,011,613
ASML Holding NV	13,731	14,795,412
ASR Nederland NV	5,748	408,974
BE Semiconductor Industries NV	2,509	392,246
Euronext NV (B)	2,829	424,966
EXOR NV	3,503	297,559
Ferrovial SE	18,368	1,190,073
Heineken Holding NV	4,565	334,280
Heineken NV	10,270	847,345
IMCD NV	2,151	195,230
ING Groep NV	107,820	3,030,626
JDE Peet's NV	6,358	237,775
Koninklijke Ahold Delhaize NV	31,479	1,290,854
Koninklijke KPN NV	139,041	649,698
Koninklijke Philips NV	27,488	748,475
Nebius Group NV, Class A (A)	7,400	619,417
NEPI Rockcastle NV (A)	22,555	199,300
NN Group NV	9,653	744,676
Prosus NV (A)	46,689	2,890,931
QIAGEN NV	7,706	350,445
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Randstad NV	3,735	$141,799
Stellantis NV	72,296	414,735
Stellantis NV (Euronext Paris Exchange)	34,423	377,601
The Magnum Ice Cream Company NV (London Stock Exchange) (A)	17,322	274,936
Universal Music Group NV	39,232	1,022,771
Wolters Kluwer NV	8,505	880,916
		38,571,272
New Zealand - 0.1%
Auckland International Airport, Ltd.	59,743	286,295
Contact Energy, Ltd.	28,583	152,057
Fisher & Paykel Healthcare Corp., Ltd.	20,719	450,162
Infratil, Ltd.	32,864	209,711
Meridian Energy, Ltd.	47,713	154,103
Xero, Ltd. (A)	5,874	444,979
		1,697,307
Norway - 0.4%
Aker BP ASA	10,753	273,622
DNB Bank ASA	31,611	880,707
Equinor ASA	26,685	629,280
Gjensidige Forsikring ASA	6,934	207,246
Kongsberg Gruppen ASA	15,685	401,932
Mowi ASA	16,033	385,672
Norsk Hydro ASA	48,185	371,948
Orkla ASA	24,150	268,928
Salmar ASA	2,325	142,100
Telenor ASA	21,695	315,541
Yara International ASA	5,667	231,905
		4,108,881
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	5,764	160,412
Credicorp, Ltd.	2,434	698,558
		858,970
Philippines - 0.1%
Ayala Corp.	8,920	70,942
Ayala Land, Inc.	253,800	96,764
Bank of the Philippine Islands	77,991	153,853
BDO Unibank, Inc.	85,293	194,800
International Container Terminal Services, Inc.	35,820	343,738
Jollibee Foods Corp.	18,900	57,731
Manila Electric Company	9,930	96,893
Metropolitan Bank & Trust Company	65,642	76,364
PLDT, Inc.	2,420	51,844
SM Investments Corp.	8,302	98,620
SM Prime Holdings, Inc.	348,244	134,569
		1,376,118
Poland - 0.3%
Allegro.eu SA (A)(B)	22,612	194,033
Bank Millennium SA (A)	21,629	99,879
Bank Polska Kasa Opieki SA	6,330	359,048
Budimex SA	455	80,492
CCC SA (A)	1,923	63,788
CD Projekt SA	2,349	156,927
Dino Polska SA (A)(B)	17,190	197,363
InPost SA (A)	8,484	104,257
KGHM Polska Miedz SA (A)	4,931	383,129
LPP SA	42	242,686
mBank SA (A)	508	150,234
ORLEN SA	21,026	561,326
PGE Polska Grupa Energetyczna SA (A)	36,175	88,410
Powszechna Kasa Oszczednosci Bank Polski SA	31,391	740,890

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Powszechny Zaklad Ubezpieczen SA	21,961	$406,486
Santander Bank Polska SA	1,488	224,938
		4,053,886
Portugal - 0.1%
Banco Comercial Portugues SA	296,627	312,246
EDP SA	110,532	509,086
Galp Energia SGPS SA	16,011	275,714
Jeronimo Martins SGPS SA	9,675	230,229
		1,327,275
Russia - 0.0%
Gazprom PJSC, ADR (A)(D)	3,680	0
Gazprom PJSC, ADR (London Stock Exchange) (A)(D)	251,662	0
LUKOIL PJSC, ADR (A)(D)	23,756	0
MMC Norilsk Nickel PJSC, ADR (A)(D)	39,185	0
Mobile TeleSystems PJSC, ADR (A)(D)	20,264	0
Novatek PJSC, GDR (A)(D)	3,057	0
Rosneft Oil Company PJSC, GDR (A)(D)	30,000	0
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (A)(D)	9,131	0
Sberbank of Russia PJSC, ADR (A)(D)	40,000	0
Sberbank of Russia PJSC, ADR (London Stock Exchange) (A)(D)	34,900	0
Severstal PAO, GDR (A)(D)	4,250	0
Surgutneftegas PJSC, ADR (A)(D)	22,274	0
Surgutneftegas PJSC, ADR (London Stock Exchange) (A)(D)	23,070	0
Tatneft PJSC, ADR (A)(D)	7,986	0
VTB Bank PJSC, GDR (A)(D)	50,760	0
		0
Saudi Arabia - 0.9%
ACWA Power Company (A)	5,400	261,583
Ades Holding Company	11,669	54,214
Al Rajhi Bank	69,890	1,815,401
Alinma Bank	43,373	281,848
Almarai Company JSC	17,058	196,821
Arab National Bank	31,564	181,965
Arabian Internet & Communications Services Company	812	48,737
Bank AlBilad	26,130	172,583
Bank Al-Jazira (A)	22,318	66,272
Banque Saudi Fransi	42,947	192,620
Bupa Arabia for Cooperative Insurance Company	2,820	104,478
Dallah Healthcare Company	1,169	39,067
Dar Al Arkan Real Estate Development Company (A)	18,814	79,993
Dr Sulaiman Al Habib Medical Services Group Company	2,961	202,917
Elm Company	856	170,703
Etihad Etisalat Company	13,413	235,671
Jabal Omar Development Company (A)	20,618	81,081
Jarir Marketing Company	20,900	71,210
Makkah Construction & Development Company	3,494	74,092
Mouwasat Medical Services Company	3,348	59,500
Riyad Bank	53,160	384,756
SABIC Agri-Nutrients Company	7,973	235,085
Sahara International Petrochemical Company	12,775	51,074
SAL Saudi Logistics Services	1,284	54,891
Saudi Arabian Mining Company (A)	47,527	772,003
Saudi Arabian Oil Company (B)	215,731	1,369,925
Saudi Awwal Bank	35,311	304,579
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Saudi Basic Industries Corp.	31,563	$431,478
Saudi Electricity Company	29,505	110,510
Saudi Research & Media Group (A)	1,230	40,819
Saudi Tadawul Group Holding Company	1,623	60,722
Saudi Telecom Company	71,316	816,699
The Company for Cooperative Insurance	2,532	78,944
The Saudi Investment Bank	20,926	73,223
The Saudi National Bank	104,835	1,058,005
Yanbu National Petrochemical Company	9,666	70,801
		10,304,270
Singapore - 1.2%
BOC Aviation, Ltd. (B)	7,400	69,291
CapitaLand Ascendas REIT	128,702	282,961
CapitaLand Integrated Commercial Trust	212,140	393,741
CapitaLand Investment, Ltd.	78,802	165,841
DBS Group Holdings, Ltd.	75,989	3,328,669
Grab Holdings, Ltd., Class A (A)	82,400	411,176
Keppel, Ltd.	51,969	417,813
Oversea-Chinese Banking Corp., Ltd.	120,702	1,854,372
Sea, Ltd., ADR (A)	13,600	1,734,952
Sembcorp Industries, Ltd.	30,200	141,173
Singapore Airlines, Ltd.	51,250	254,454
Singapore Exchange, Ltd.	30,900	406,765
Singapore Technologies Engineering, Ltd.	56,800	371,137
Singapore Telecommunications, Ltd.	265,040	937,711
Trip.com Group, Ltd.	22,150	1,588,186
United Overseas Bank, Ltd.	45,008	1,225,816
Wilmar International, Ltd.	72,000	172,199
		13,756,257
South Africa - 1.0%
Absa Group, Ltd.	29,798	430,666
Bid Corp., Ltd.	11,763	299,931
Capitec Bank Holdings, Ltd.	3,067	769,881
Clicks Group, Ltd.	8,355	170,245
Discovery, Ltd.	18,977	260,550
FirstRand, Ltd.	180,021	986,513
Gold Fields, Ltd.	32,013	1,395,843
Harmony Gold Mining Company, Ltd.	20,728	415,847
Impala Platinum Holdings, Ltd.	31,717	498,437
MTN Group, Ltd.	59,164	605,703
Naspers, Ltd., N Shares	27,870	1,858,691
Nedbank Group, Ltd.	16,333	262,728
Northam Platinum Holdings, Ltd.	12,041	244,347
OUTsurance Group, Ltd.	28,715	124,257
Pepkor Holdings, Ltd. (B)	125,200	200,025
Remgro, Ltd.	17,781	195,115
Sanlam, Ltd.	65,358	388,381
Sasol, Ltd. (A)	19,396	123,755
Shoprite Holdings, Ltd.	17,628	287,612
Sibanye Stillwater, Ltd. (A)	101,005	368,244
Standard Bank Group, Ltd.	46,185	810,107
The Bidvest Group, Ltd.	11,986	171,881
Valterra Platinum, Ltd.	3,518	297,934
Valterra Platinum, Ltd. (London Stock Exchange)	4,636	386,907
Vodacom Group, Ltd.	21,952	187,720
		11,741,320
South Korea - 3.9%
Alteogen, Inc. (A)	1,400	436,844
Amorepacific Corp.	975	80,749
APR Corp. (A)	784	125,708
Celltrion, Inc.	5,226	655,776
Coway Company, Ltd. (A)	1,819	109,500
DB Insurance Company, Ltd.	1,585	143,924

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Doosan Bobcat, Inc. (A)	1,900	$76,000
Doosan Company, Ltd.	265	144,044
Doosan Enerbility Company, Ltd. (A)	15,989	836,290
Ecopro BM Company, Ltd. (A)	1,656	168,455
Ecopro Company, Ltd.	3,437	216,512
Hana Financial Group, Inc.	10,253	668,973
Hanjin Kal Corp. (A)	920	78,801
Hankook Tire & Technology Company, Ltd.	2,561	103,791
Hanmi Semiconductor Company, Ltd.	1,497	132,714
Hanwha Aerospace Company, Ltd. (A)	1,221	797,374
Hanwha Ocean Company, Ltd. (A)	4,374	345,373
Hanwha Systems Company, Ltd. (A)	2,695	101,789
HD Hyundai Company, Ltd.	1,555	203,535
HD Hyundai Electric Company, Ltd.	867	465,621
HD Hyundai Heavy Industries Company, Ltd.	768	270,681
HD Hyundai Marine Solution Company, Ltd.	475	63,649
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	1,463	412,817
HLB, Inc. (A)	4,042	142,445
HMM Company, Ltd.	9,425	134,046
HYBE Company, Ltd. (A)	858	196,303
Hyosung Heavy Industries Corp. (A)	200	247,068
Hyundai Glovis Company, Ltd.	1,298	162,926
Hyundai Mobis Company, Ltd.	2,188	567,745
Hyundai Motor Company	4,858	1,003,215
Hyundai Rotem Company, Ltd.	2,681	349,657
Industrial Bank of Korea	9,540	138,669
Kakao Corp.	10,776	449,373
KakaoBank Corp.	5,704	85,510
KB Financial Group, Inc.	12,698	1,093,103
Kia Corp.	8,406	712,606
Korea Aerospace Industries, Ltd.	2,519	199,588
Korea Electric Power Corp. (A)	7,018	230,328
Korea Electric Power Corp., ADR	4,277	70,571
Korea Investment Holdings Company, Ltd.	1,446	162,813
Korea Zinc Company, Ltd.	182	165,633
Korean Air Lines Company, Ltd. (A)	6,728	105,172
Krafton, Inc. (A)	992	169,025
KT&G Corp.	3,672	361,844
LG Chem, Ltd.	1,733	400,866
LG Corp.	3,251	182,145
LG Display Company, Ltd. (A)	9,494	78,003
LG Display Company, Ltd., ADR (A)	2,454	10,331
LG Electronics, Inc.	3,973	253,510
LG Energy Solution, Ltd. (A)	1,620	414,291
LG H&H Company, Ltd.	358	64,191
LG Uplus Corp.	9,062	92,519
LIG Nex1 Company, Ltd. (A)	471	137,231
LS Electric Company, Ltd. (A)	526	168,510
Meritz Financial Group, Inc.	2,640	206,886
Mirae Asset Securities Company, Ltd.	7,084	114,914
NAVER Corp.	5,085	854,796
NH Investment & Securities Company, Ltd.	5,165	75,645
POSCO Future M Company, Ltd. (A)	1,184	153,728
POSCO Holdings, Inc.	2,532	536,778
Posco International Corp.	1,782	61,435
Samsung Biologics Company, Ltd. (A)(B)	412	483,764
Samsung C&T Corp. (A)	3,239	537,976
Samsung Electro-Mechanics Company, Ltd. (A)	1,973	349,177
Samsung Electronics Company, Ltd.	167,497	14,038,743
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Fire & Marine Insurance Company, Ltd.	1,085	$373,814
Samsung Heavy Industries Company, Ltd. (A)	25,103	419,779
Samsung Life Insurance Company, Ltd.	2,756	301,272
Samsung SDI Company, Ltd. (A)	2,173	406,331
Samsung SDS Company, Ltd. (A)	1,499	178,387
Samyang Foods Company, Ltd.	148	126,370
Shinhan Financial Group Company, Ltd.	14,733	784,528
Shinhan Financial Group Company, Ltd., ADR	350	18,771
SK Biopharmaceuticals Company, Ltd. (A)	1,071	92,575
SK Hynix, Inc.	19,303	8,741,901
SK Innovation Company, Ltd.	2,538	178,134
SK Square Company, Ltd. (A)	3,395	864,564
SK Telecom Company, Ltd.	1,870	69,430
SK, Inc.	1,269	226,459
S-Oil Corp. (A)	1,876	107,941
Woori Financial Group, Inc.	22,973	445,892
Yuhan Corp. (A)	1,941	151,093
		46,089,240
Spain - 2.3%
Acciona SA	843	183,470
ACS Actividades de Construccion y Servicios SA	6,124	607,900
Aena SME SA (B)	26,740	747,138
Amadeus IT Group SA	16,064	1,188,911
Banco Bilbao Vizcaya Argentaria SA	205,508	4,820,636
Banco de Sabadell SA	191,623	755,157
Banco Santander SA	503,056	5,921,208
Banco Santander SA (Mexican Stock Exchange)	22,856	281,773
Bankinter SA	24,039	398,450
CaixaBank SA	140,517	1,717,976
Cellnex Telecom SA (A)(B)	18,445	593,959
EDP Renovaveis SA	11,064	156,249
Endesa SA	11,538	415,145
Grifols SA	11,763	147,033
Iberdrola SA	224,169	4,854,013
Industria de Diseno Textil SA	38,897	2,565,824
Mapfre SA	30,242	151,760
Naturgy Energy Group SA	6,505	198,066
Redeia Corp. SA	14,812	264,050
Repsol SA	40,430	754,359
Telefonica SA	127,823	524,706
		27,247,783
Sweden - 2.2%
AddTech AB, B Shares	9,107	320,736
Alfa Laval AB	10,147	508,784
Assa Abloy AB, B Shares	35,740	1,380,666
Atlas Copco AB, A Shares	95,780	1,705,130
Atlas Copco AB, B Shares	55,658	889,788
Beijer Ref AB	13,260	212,794
Boliden AB (A)	10,135	561,441
Epiroc AB, A Shares	23,702	534,287
Epiroc AB, B Shares	13,906	279,769
EQT AB	17,151	670,021
Essity AB, B Shares	21,462	617,061
Evolution AB (B)	4,530	307,594
Fastighets AB Balder, B Shares (A)	24,258	179,056
Hennes & Mauritz AB, B Shares	16,856	337,860
Hexagon AB, B Shares	74,033	872,012
Holmen AB, B Shares	2,519	96,625
Industrivarden AB, A Shares	4,345	194,649
Industrivarden AB, C Shares	5,545	248,212

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Indutrade AB	9,332	$241,893
Investment AB Latour, B Shares	5,009	121,692
Investor AB, B Shares	64,158	2,286,307
L.E. Lundbergforetagen AB, B Shares	2,535	139,961
Lifco AB, B Shares	8,478	321,305
Nibe Industrier AB, B Shares	51,776	197,908
Saab AB, B Shares	11,464	665,144
Sagax AB, B Shares	7,738	165,500
Sandvik AB	38,020	1,228,087
Securitas AB, B Shares	17,323	275,490
Skandinaviska Enskilda Banken AB, A Shares	52,998	1,117,393
Skanska AB, B Shares	12,135	330,658
SKF AB, B Shares	12,164	321,967
Spotify Technology SA (A)	5,500	3,193,905
Svenska Cellulosa AB SCA, B Shares	20,883	276,947
Svenska Handelsbanken AB, A Shares	52,019	753,627
Swedbank AB, A Shares	30,274	1,050,357
Swedish Orphan Biovitrum AB (A)	6,982	250,564
Tele2 AB, B Shares	18,899	316,683
Telefonaktiebolaget LM Ericsson, B Shares	98,813	961,651
Telia Company AB	85,858	366,954
Trelleborg AB, B Shares	7,583	320,545
Volvo AB, B Shares	56,642	1,802,610
		26,623,633
Switzerland - 6.1%
ABB, Ltd.	55,327	4,078,568
Alcon, Inc.	17,818	1,409,903
Avolta AG (A)	3,335	196,698
Banque Cantonale Vaudoise	1,029	130,086
Barry Callebaut AG	136	222,348
Belimo Holding AG	351	342,949
BKW AG	721	152,932
Chocoladefabriken Lindt & Spruengli AG	4	586,624
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	34	496,804
Cie Financiere Richemont SA, A Shares	19,169	4,133,812
Coca-Cola HBC AG (A)	7,861	406,676
DSM-Firmenich AG	5,973	481,841
EMS-Chemie Holding AG	241	166,249
Galderma Group AG	7,079	1,102,060
Geberit AG	1,194	927,287
Givaudan SA	329	1,301,605
Glencore PLC (A)	353,484	1,932,369
Helvetia Baloise Holding AG	2,927	769,839
Holcim, Ltd. (A)	17,934	1,745,880
Julius Baer Group, Ltd.	7,301	570,433
Kuehne + Nagel International AG	1,701	364,788
Logitech International SA	5,338	541,903
Lonza Group AG	2,469	1,664,648
Nestle SA	91,105	9,043,002
Novartis AG	67,223	9,263,053
Partners Group Holding AG	809	992,627
Roche Holding AG	24,842	10,259,005
Roche Holding AG, Bearer Shares	1,158	489,007
Sandoz Group AG	14,915	1,082,921
Schindler Holding AG	806	285,196
Schindler Holding AG, Participation Certificates	1,428	537,021
SGS SA	5,744	656,815
Sika AG	5,436	1,103,646
Sonova Holding AG	1,821	471,032
STMicroelectronics NV	23,723	620,002
Straumann Holding AG	3,915	457,287
Swiss Life Holding AG	1,024	1,179,488
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swiss Prime Site AG	2,861	$444,221
Swiss Re AG	10,755	1,791,672
Swisscom AG	908	659,532
The Swatch Group AG, Bearer Shares	986	207,312
UBS Group AG	113,278	5,230,563
VAT Group AG (B)	947	454,655
Zurich Insurance Group AG	5,219	3,949,229
		72,903,588
Taiwan - 6.2%
Accton Technology Corp.	18,000	679,266
Advantech Company, Ltd.	16,623	151,987
Airtac International Group	5,185	152,813
Alchip Technologies, Ltd.	3,000	334,876
ASE Technology Holding Company, Ltd.	118,338	933,085
Asia Cement Corp.	79,863	94,449
Asia Vital Components Company, Ltd.	12,000	575,936
ASPEED Technology, Inc.	1,000	230,070
Asustek Computer, Inc.	24,952	433,733
Bizlink Holding, Inc.	6,000	289,868
Caliway Biopharmaceuticals Company, Ltd. (A)	35,000	172,740
Catcher Technology Company, Ltd.	21,184	139,980
Cathay Financial Holding Company, Ltd.	334,373	806,569
Chailease Holding Company, Ltd.	56,065	187,930
Chang Hwa Commercial Bank, Ltd.	245,543	159,671
Cheng Shin Rubber Industry Company, Ltd.	66,680	62,569
China Airlines, Ltd.	94,000	60,347
China Steel Corp.	408,388	246,740
Chroma ATE, Inc.	13,000	321,535
Chunghwa Telecom Company, Ltd.	135,148	561,743
Compal Electronics, Inc.	139,764	135,006
CTBC Financial Holding Company, Ltd.	595,465	951,428
Delta Electronics, Inc.	69,866	2,131,188
E Ink Holdings, Inc.	31,000	194,771
E.Sun Financial Holding Company, Ltd.	518,135	556,480
Eclat Textile Company, Ltd.	6,259	76,576
Elite Material Company, Ltd.	10,000	523,919
eMemory Technology, Inc.	2,000	109,843
Eva Airways Corp.	93,000	108,143
Evergreen Marine Corp. Taiwan, Ltd.	39,826	240,248
Far Eastern New Century Corp.	99,875	88,318
Far EasTone Telecommunications Company, Ltd.	61,159	171,739
Feng TAY Enterprise Company, Ltd.	19,262	71,335
First Financial Holding Company, Ltd.	398,590	372,711
Formosa Chemicals & Fibre Corp.	121,212	123,629
Formosa Plastics Corp.	154,086	191,078
Fortune Electric Company, Ltd.	4,840	117,413
Fubon Financial Holding Company, Ltd.	295,857	905,514
Gigabyte Technology Company, Ltd.	20,000	158,221
Global Unichip Corp.	3,000	201,711
Globalwafers Company, Ltd.	9,000	116,153
Gold Circuit Electronics, Ltd.	11,000	240,285
Hon Hai Precision Industry Company, Ltd.	445,368	3,264,689
Hotai Motor Company, Ltd.	11,200	195,695
Hua Nan Financial Holdings Company, Ltd.	313,400	309,265
Innolux Corp.	261,495	141,910
International Games System Company, Ltd.	9,000	206,493
Inventec Corp.	89,899	122,595
Jentech Precision Industrial Company, Ltd.	3,000	261,583
KGI Financial Holding Company, Ltd.	558,664	306,281
King Slide Works Company, Ltd.	1,600	191,055

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
King Yuan Electronics Company, Ltd.	37,000	$291,260
Largan Precision Company, Ltd.	3,143	248,719
Lite-On Technology Corp.	67,626	351,812
Lotes Company, Ltd.	3,000	123,695
MediaTek, Inc.	54,340	2,467,318
Mega Financial Holding Company, Ltd.	422,973	538,625
Nan Ya Plastics Corp.	190,992	365,219
Nien Made Enterprise Company, Ltd.	6,000	68,914
Novatek Microelectronics Corp.	20,361	242,084
Pegatron Corp.	69,989	152,676
PharmaEssentia Corp.	9,987	149,184
President Chain Store Corp.	19,496	137,267
Quanta Computer, Inc.	96,771	835,800
Realtek Semiconductor Corp.	16,999	263,938
SinoPac Financial Holdings Company, Ltd.	407,657	370,881
Taiwan Business Bank	249,314	126,989
Taiwan Cooperative Financial Holding Company, Ltd.	377,658	292,027
Taiwan High Speed Rail Corp.	66,000	58,804
Taiwan Mobile Company, Ltd.	63,257	218,250
Taiwan Semiconductor Manufacturing Company, Ltd.	872,227	42,876,308
TCC Group Holdings Company, Ltd.	232,594	171,539
Teco Electric & Machinery Company, Ltd.	38,000	101,829
The Shanghai Commercial & Savings Bank, Ltd.	133,142	171,928
TS Financial Holding Company, Ltd.	775,662	503,559
Unimicron Technology Corp.	47,000	328,194
Uni-President Enterprises Corp.	172,487	422,929
United Microelectronics Corp.	397,313	620,438
Vanguard International Semiconductor Corp.	33,837	98,815
Wan Hai Lines, Ltd.	22,770	56,913
Wistron Corp.	100,000	477,903
Wiwynn Corp.	4,000	569,866
Yageo Corp.	57,420	420,892
Yang Ming Marine Transport Corp.	60,000	106,092
Yuanta Financial Holding Company, Ltd.	369,390	461,575
Zhen Ding Technology Holding, Ltd.	23,000	103,649
		74,177,073
Thailand - 0.3%
Advanced Info Service PCL	33,000	327,694
Advanced Info Service PCL, NVDR	2,700	26,811
Airports of Thailand PCL	144,700	242,757
Airports of Thailand PCL, NVDR	6,300	10,569
Bangkok Dusit Medical Services PCL, NVDR	387,300	237,203
Bumrungrad Hospital PCL, NVDR	20,500	102,442
Central Pattana PCL, NVDR	71,100	124,495
Charoen Pokphand Foods PCL	136,200	94,278
CP ALL PCL	184,600	254,924
CP ALL PCL, NVDR	20,200	27,895
CP AXTRA PCL, NVDR	70,567	35,124
Delta Electronics Thailand PCL, NVDR	113,300	618,335
Gulf Development PCL, NVDR (A)	159,767	210,863
Kasikornbank PCL, NVDR	20,000	123,355
Krung Thai Bank PCL	113,775	101,945
Minor International PCL, NVDR	131,483	101,098
PTT Exploration & Production PCL	47,147	168,587
PTT PCL	329,000	334,081
PTT PCL, NVDR	23,100	23,457
SCB X PCL	23,348	102,901
SCB X PCL, NVDR	6,200	27,325
The Siam Cement PCL	12,000	69,854
The Siam Cement PCL, NVDR	14,300	83,243
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
TMBThanachart Bank PCL, NVDR	829,800	$53,157
True Corp. PCL	269,362	93,085
True Corp. PCL, NVDR	90,400	31,240
		3,626,718
Turkey - 0.1%
Akbank TAS	109,420	177,531
Aselsan Elektronik Sanayi Ve Ticaret AS	46,762	251,955
BIM Birlesik Magazalar AS	16,428	205,081
Eregli Demir ve Celik Fabrikalari TAS	139,344	77,218
Ford Otomotiv Sanayi AS	23,900	51,529
Haci Omer Sabanci Holding AS	41,192	80,671
KOC Holding AS	26,797	105,134
Turk Hava Yollari AO	18,859	117,821
Turkcell Iletisim Hizmetleri AS	42,620	92,282
Turkiye Is Bankasi AS, Class C	336,501	110,172
Turkiye Petrol Rafinerileri AS	34,986	150,086
Yapi ve Kredi Bankasi AS (A)	118,497	99,779
		1,519,259
United Arab Emirates - 0.0%
NMC Health PLC (A)(D)	4,471	0
United Kingdom - 8.7%
3i Group PLC	34,523	1,513,787
Admiral Group PLC	9,412	402,624
Anglo American PLC	39,906	1,650,605
AngloGold Ashanti PLC	17,954	1,546,194
Ashtead Group PLC	15,404	1,050,228
Associated British Foods PLC	11,883	339,417
AstraZeneca PLC	54,837	10,148,055
Auto Trader Group PLC (B)	31,085	245,240
Aviva PLC	109,085	1,003,024
BAE Systems PLC	107,416	2,472,176
Barclays PLC	492,216	3,150,725
Barratt Redrow PLC	48,297	248,110
BP PLC	555,137	3,237,526
British American Tobacco PLC	77,187	4,375,766
BT Group PLC	206,844	512,442
Bunzl PLC	11,855	331,038
Centrica PLC	176,008	401,307
Coca-Cola Europacific Partners PLC	1,300	117,910
Coca-Cola Europacific Partners PLC (Euronext Amsterdam Exchange)	5,887	535,797
Compass Group PLC	60,527	1,917,794
Diageo PLC	79,349	1,709,799
Endeavour Mining PLC	6,564	342,951
Entain PLC	21,740	223,470
GSK PLC	143,422	3,516,294
Haleon PLC	321,801	1,626,177
Halma PLC	13,659	648,320
Hikma Pharmaceuticals PLC	5,587	116,471
HSBC Holdings PLC	608,671	9,577,967
Imperial Brands PLC	26,818	1,126,088
Informa PLC	47,912	568,485
InterContinental Hotels Group PLC	5,035	707,560
International Consolidated Airlines Group SA	44,318	246,071
Intertek Group PLC	5,855	363,106
J Sainsbury PLC	64,488	282,535
JD Sports Fashion PLC	87,670	99,372
Kingfisher PLC	65,606	276,171
Land Securities Group PLC	25,882	216,413
Legal & General Group PLC	209,707	738,081
Lloyds Banking Group PLC	2,086,402	2,759,703
London Stock Exchange Group PLC	16,440	1,977,536
M&G PLC	84,096	323,752

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Marks & Spencer Group PLC	71,983	$320,326
Melrose Industries PLC	45,639	359,951
Mondi PLC	1	12
National Grid PLC	174,622	2,678,425
NatWest Group PLC	288,047	2,526,819
Next PLC	4,249	782,238
Pearson PLC	21,043	297,526
Phoenix Group Holdings PLC	25,040	247,891
Reckitt Benckiser Group PLC	24,260	1,963,096
RELX PLC	43,007	1,732,608
RELX PLC	21,327	868,659
Rentokil Initial PLC	88,467	527,835
Rio Tinto PLC	40,243	3,241,602
Rolls-Royce Holdings PLC	297,176	4,596,021
Schroders PLC	29,188	159,554
Segro PLC	46,436	449,876
Severn Trent PLC	9,413	353,467
Shell PLC	204,768	7,546,132
Smith & Nephew PLC	30,660	509,903
Smiths Group PLC	12,075	381,934
Spirax Group PLC	2,735	249,970
SSE PLC	43,442	1,273,624
Standard Chartered PLC	68,353	1,667,836
Tesco PLC	228,136	1,356,681
The Sage Group PLC	35,769	520,239
Unilever PLC	76,987	5,030,095
United Utilities Group PLC	24,018	385,882
Vodafone Group PLC	668,699	891,378
Whitbread PLC	6,683	229,060
Wise PLC, Class A (A)	23,957	287,004
		104,081,731
United States - 0.3%
BeOne Medicines, Ltd., H Shares (A)	29,400	676,679
Brookfield Asset Management, Ltd., Class A	14,568	763,134
Brookfield Renewable Corp.	5,150	197,550
Legend Biotech Corp., ADR (A)	2,500	54,350
RB Global, Inc.	6,600	679,499
Restaurant Brands International, Inc.	10,946	746,933
Southern Copper Corp.	3,146	451,357
		3,569,502
TOTAL COMMON STOCKS (Cost $667,392,247)		$1,165,405,099
PREFERRED SECURITIES - 0.7%
Brazil - 0.3%
Axia Energia, Class B	7,400	70,789
Axia Energia, Class C (A)	13,207	118,385
Axia Energia, Preferred ADR	1,429	13,375
Axia Energia, Preferred ADR, Class C (A)	376	3,238
Banco Bradesco SA	186,281	609,856
Banco BTG Pactual SA	4	8
Cia Energetica de Minas Gerais	61,322	124,225
Gerdau SA	46,536	171,748
Itau Unibanco Holding SA	195,790	1,399,282
Itausa SA	212,767	453,189
Localiza Rent a Car SA (A)	1,248	9,452
Petroleo Brasileiro SA	165,051	926,506
		3,900,053
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares (A)	490	34,519
Germany - 0.2%
Bayerische Motoren Werke AG	2,090	222,711
Dr. Ing. h.c. F. Porsche AG (B)	3,890	207,190
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Germany (continued)
Henkel AG & Company KGaA	5,936	$484,287
Porsche Automobil Holding SE	5,695	265,702
Sartorius AG	903	260,031
Volkswagen AG	7,263	886,366
		2,326,287
India - 0.0%
TVS Motor Company, Ltd. (A)(D)	32,736	3,642
South Korea - 0.2%
Hyundai Motor Company	793	113,646
Hyundai Motor Company, 2nd Preferred Shares	1,197	176,838
Samsung Electronics Company, Ltd.	28,859	1,791,300
		2,081,784
TOTAL PREFERRED SECURITIES (Cost $7,511,134)		$8,346,285
WARRANTS - 0.0%
Constellation Software, Inc. (Expiration Date: 3-31-40) (A)(D)(F)	700	0
YTL Corp. BHD (Expiration Date: 6-2-28; Strike Price: MYR 1.50) (A)	22,780	3,031
YTL Power International BHD (Expiration Date: 6-2-28; Strike Price: MYR 2.45) (A)	16,860	3,573
TOTAL WARRANTS (Cost $0)		$6,604
RIGHTS - 0.0%
Unimicron Technology Corp. (Expiration Date: 1-5-26; Strike Price: TWD 116.00) (A)	1,060	3,509
TOTAL RIGHTS (Cost $0)		$3,509
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 3.7477% (G)(H)	262,053	2,621,629
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.7247% (G)	16,570,848	16,570,848
TOTAL SHORT-TERM INVESTMENTS (Cost $19,192,431)		$19,192,477
Total Investments (International Equity Index Trust) (Cost $694,095,812) - 100.0%		$1,192,953,974
Other assets and liabilities, net - 0.0%		550,545
TOTAL NET ASSETS - 100.0%		$1,193,504,519
Currency Abbreviations
MYR	Malaysian Ringgit
TWD	New Taiwan Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	All or a portion of this security is on loan as of 12-31-25.

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Equity Index Trust (continued)
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 12-31-25.
International Equity Index Trust (continued)
(H)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	51	Long	Mar 2026	$7,349,437	$7,400,355	$50,918
Mini MSCI Emerging Markets Index Futures	52	Long	Mar 2026	3,636,640	3,669,640	33,000
MSCI Kuwait Index Futures	121	Long	Mar 2026	2,431,496	2,387,146	(44,350)
MSCI Qatar Index Futures	129	Long	Mar 2026	2,347,401	2,378,894	31,493
MSCI UAE Index Futures	90	Long	Mar 2026	4,981,195	4,961,952	(19,243)
S&P/TSX 60 Index Futures	4	Long	Mar 2026	1,082,198	1,085,221	3,023
						$54,841

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.5%
Australia - 6.3%
Accent Group, Ltd.	6,857	$4,317
Adairs, Ltd.	8,201	9,636
AGL Energy, Ltd.	14,190	87,931
Alcidion Group, Ltd. (A)	43,339	3,032
Alkane Resources, Ltd. (A)	25,036	22,301
Alliance Aviation Services, Ltd.	3,238	2,666
AMA Group, Ltd. (A)	15,019	8,015
Amotiv, Ltd.	4,059	24,208
AMP, Ltd.	110,740	134,353
Amplitude Energy, Ltd. (A)	17,777	34,641
Ansell, Ltd.	5,194	121,218
Appen, Ltd. (A)	7,064	3,738
Arafura Rare Earths, Ltd. (A)	43,510	7,762
ARB Corp., Ltd.	3,413	71,347
ARN Media, Ltd.	20,357	5,358
Articore Group, Ltd. (A)	13,929	2,413
AUB Group, Ltd.	5,097	104,600
Audinate Group, Ltd. (A)	1,223	3,307
Aurelia Metals, Ltd. (A)	115,998	19,271
Aurizon Holdings, Ltd.	13,736	33,424
Aussie Broadband, Ltd.	9,321	31,302
Austal, Ltd. (A)	18,211	81,179
Australian Agricultural Company, Ltd. (A)	28,065	27,051
Australian Clinical Labs, Ltd.	5,715	10,472
Australian Ethical Investment, Ltd.	4,074	13,708
Australian Finance Group, Ltd.	15,010	21,806
Australian Strategic Materials, Ltd. (A)	2,805	1,298
AVZ Minerals, Ltd. (A)(B)	98,026	7,654
Baby Bunting Group, Ltd. (A)	5,551	9,470
Bank of Queensland, Ltd.	24,693	107,411
Bapcor, Ltd.	15,610	21,519
Beach Energy, Ltd.	64,298	50,334
Beacon Lighting Group, Ltd. (C)	6,950	12,543
Bega Cheese, Ltd.	10,885	43,926
Bell Financial Group, Ltd.	10,635	9,329
Bellevue Gold, Ltd. (A)	67,009	75,000
BetMakers Technology Group, Ltd. (A)	14,102	1,735
Black Cat Syndicate, Ltd. (A)	22,887	18,773
Boss Energy, Ltd. (A)	15,075	14,617
Bravura Solutions, Ltd.	19,369	33,123
Breville Group, Ltd.	3,664	71,735
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Bubs Australia, Ltd. (A)	33,097	$3,036
Capricorn Metals, Ltd. (A)	14,475	136,956
Carnarvon Energy, Ltd. (A)	51,813	2,978
Cash Converters International, Ltd.	16,395	3,615
Catalyst Metals, Ltd. (A)	7,241	35,215
Catapult Sports, Ltd. (A)	6,067	16,801
Cedar Woods Properties, Ltd.	3,225	18,420
Cettire, Ltd. (A)	7,920	4,606
Challenger, Ltd.	9,327	58,402
Champion Iron, Ltd.	13,415	54,032
Chrysos Corp., Ltd. (A)	1,788	8,804
Clinuvel Pharmaceuticals, Ltd.	2,335	19,361
Clover Corp., Ltd.	8,155	4,303
Coast Entertainment Holdings, Ltd. (A)	39,016	14,345
Codan, Ltd.	4,936	93,327
Collins Foods, Ltd.	5,736	39,668
Corporate Travel Management, Ltd. (B)	4,156	33,428
Credit Corp. Group, Ltd.	3,047	28,492
Dalrymple Bay Infrastructure, Ltd.	9,505	31,742
Data#3, Ltd.	5,537	33,159
Deep Yellow, Ltd. (A)	31,653	38,582
Dicker Data, Ltd.	2,871	19,664
Domino's Pizza Enterprises, Ltd.	2,592	36,245
Downer EDI, Ltd.	26,043	137,614
Dyno Nobel, Ltd.	24,673	52,737
Eagers Automotive, Ltd.	5,306	87,049
Elders, Ltd.	8,962	40,870
Emeco Holdings, Ltd. (A)	22,924	18,873
Emerald Resources NL (A)	21,418	89,092
EML Payments, Ltd. (A)	16,327	10,043
Enero Group, Ltd.	3,952	1,664
EQT Holdings, Ltd.	1,030	16,357
EVT, Ltd.	4,108	34,308
Finbar Group, Ltd.	8,370	4,743
FleetPartners Group, Ltd.	3,145	5,938
Fleetwood, Ltd.	8,058	14,287
Flight Centre Travel Group, Ltd.	6,231	62,258
Frontier Digital Ventures, Ltd. (A)(C)	11,391	1,971
G8 Education, Ltd.	23,703	10,899
Galan Lithium, Ltd. (A)(C)	24,061	5,112

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Galan Lithium, Ltd., Additional Offering (A)	1,236	$0
Generation Development Group, Ltd.	9,919	38,855
Genesis Minerals, Ltd. (A)	3,341	15,982
GrainCorp, Ltd., Class A	9,793	46,842
Grange Resources, Ltd. (A)	21,083	4,007
GWA Group, Ltd.	12,453	21,089
Hansen Technologies, Ltd.	6,495	22,857
Healius, Ltd.	30,121	18,147
Helia Group, Ltd.	14,393	52,757
Highfield Resources, Ltd. (A)	13,495	385
Humm Group, Ltd.	30,307	14,097
IDP Education, Ltd.	7,627	29,309
IGO, Ltd. (A)	11,182	60,940
Iluka Resources, Ltd.	10,545	40,538
Imdex, Ltd.	25,654	58,640
Immutep, Ltd. (A)	32,224	8,910
Inghams Group, Ltd.	13,624	22,599
Insignia Financial, Ltd. (A)	28,538	86,597
Integral Diagnostics, Ltd.	19,333	32,711
Ioneer, Ltd. (A)	69,038	8,481
IPH, Ltd.	11,409	26,737
IRESS, Ltd.	4,820	27,225
IVE Group, Ltd.	11,452	22,987
Judo Capital Holdings, Ltd. (A)	10,800	12,375
Jumbo Interactive, Ltd.	2,253	17,277
Jupiter Mines, Ltd.	72,822	13,329
Karoon Energy, Ltd.	26,749	27,466
Kelsian Group, Ltd.	8,384	23,736
Kingsgate Consolidated, Ltd. (A)	3,292	12,294
Kogan.com, Ltd.	2,069	5,059
L1 Group, Ltd.	25,112	17,857
Lendlease Corp., Ltd.	20,814	71,918
Lifestyle Communities, Ltd. (A)	4,954	16,604
Lindsay Australia, Ltd.	23,080	10,848
Lovisa Holdings, Ltd.	3,010	58,617
Lycopodium, Ltd.	1,317	12,111
MA Financial Group, Ltd.	4,146	30,089
Macmahon Holdings, Ltd.	75,912	33,637
Macquarie Technology Group, Ltd. (A)	470	20,816
Magellan Financial Group, Ltd.	5,757	38,213
Mayne Pharma Group, Ltd. (A)	4,957	10,273
McMillan Shakespeare, Ltd.	2,468	28,045
Megaport, Ltd. (A)	6,641	53,664
Mesoblast, Ltd. (A)	37,977	68,642
Metals X, Ltd. (A)	48,765	36,115
Metcash, Ltd.	41,758	91,822
MGX Resources, Ltd. (A)	19,096	5,800
Michael Hill International, Ltd. (A)	16,629	3,834
Monadelphous Group, Ltd.	4,455	78,658
Monash IVF Group, Ltd.	21,798	10,675
Myer Holdings, Ltd.	56,935	18,028
MyState, Ltd.	7,153	21,837
Nanosonics, Ltd. (A)	2,276	6,029
Navigator Global Investments, Ltd.	11,684	23,060
Neuren Pharmaceuticals, Ltd. (A)	2,646	32,684
New Hope Corp., Ltd.	23,547	63,170
nib holdings, Ltd.	20,171	92,174
Nick Scali, Ltd.	2,772	43,483
Nickel Industries, Ltd.	57,059	31,636
Nine Entertainment Company Holdings, Ltd.	57,796	42,693
NRW Holdings, Ltd.	19,940	68,295
Nufarm, Ltd. (A)	14,586	22,806
Nuix, Ltd. (A)	10,473	12,471
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Objective Corp., Ltd.	921	$10,129
OFX Group, Ltd. (A)	14,134	4,557
Omni Bridgeway, Ltd. (A)	15,737	15,308
oOh!media, Ltd.	31,712	27,495
Ora Banda Mining, Ltd. (A)	35,710	36,098
Orora, Ltd.	56,536	83,183
Pacific Current Group, Ltd.	1,717	11,456
Paladin Energy, Ltd. (A)	8,134	51,557
Paladin Energy, Ltd. (Toronto Stock Exchange) (A)	2,098	13,268
Pantoro Gold, Ltd. (A)	16,901	54,574
Peet, Ltd.	13,800	18,183
PeopleIN, Ltd. (A)	5,305	3,149
Perenti, Ltd.	35,432	65,765
Perpetual, Ltd.	3,944	48,928
Perseus Mining, Ltd.	30,130	113,270
PEXA Group, Ltd. (A)	4,479	40,092
Praemium, Ltd.	28,131	14,891
Premier Investments, Ltd.	2,387	21,899
Propel Funeral Partners, Ltd.	3,234	10,624
PWR Holdings, Ltd.	3,396	17,769
Ramelius Resources, Ltd.	553	1,521
ReadyTech Holdings, Ltd. (A)	4,809	7,860
Regis Healthcare, Ltd.	5,443	25,223
Regis Resources, Ltd.	35,749	178,298
Resolute Mining, Ltd. (A)	88,090	71,347
Ridley Corp., Ltd.	14,265	25,223
RPMGlobal Holdings, Ltd. (A)	6,670	22,005
Sandfire Resources, Ltd. (A)	7,649	90,857
Select Harvests, Ltd. (A)	8,313	27,683
Servcorp, Ltd.	3,171	14,391
Service Stream, Ltd.	27,275	40,727
Seven West Media, Ltd. (A)	85,038	7,098
Silver Mines, Ltd. (A)	104,917	15,305
Silver Mines, Ltd., Additional Offering (A)	3,879	260
Sims, Ltd.	7,974	95,146
SiteMinder, Ltd. (A)	2,389	9,649
SmartGroup Corp., Ltd.	4,810	29,246
Solvar, Ltd.	10,468	12,157
Southern Cross Electrical Engineering, Ltd.	14,135	23,562
Southern Cross Media Group, Ltd.	17,291	9,106
SRG Global, Ltd.	13,828	27,629
St. Barbara, Ltd. (A)	43,956	16,886
Stanmore Resources, Ltd.	9,875	15,247
Strike Energy, Ltd. (A)	118,299	8,282
Super Retail Group, Ltd.	5,206	55,575
Superloop, Ltd. (A)	16,944	29,269
Supply Network, Ltd.	459	9,913
Syrah Resources, Ltd. (A)	77,748	17,341
Tabcorp Holdings, Ltd.	93,926	61,736
Temple & Webster Group, Ltd. (A)	489	4,446
Ten Sixty Four, Ltd. (A)(B)	8,127	464
Tuas, Ltd. (A)	7,481	35,222
Tyro Payments, Ltd. (A)	10,423	6,961
Vault Minerals, Ltd. (A)	6,048	21,768
Ventia Services Group Pty, Ltd.	27,017	107,126
Viva Energy Group, Ltd. (D)	28,271	38,576
Vulcan Energy Resources, Ltd. (A)(C)	9,500	27,901
Washington H. Soul Pattinson & Company, Ltd.	2,435	60,250
WEB Travel Group, Ltd. (A)	16,369	52,065
Webjet Group, Ltd.	16,369	9,581
West African Resources, Ltd. (A)	52,899	104,715
Westgold Resources, Ltd.	30,316	128,758

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Westgold Resources, Ltd. (Toronto Stock Exchange)	12,115	$50,930
Whitehaven Coal, Ltd.	22,546	116,056
Zip Company, Ltd. (A)	49,768	108,029
		7,128,936
Austria - 1.6%
Addiko Bank AG (A)	668	17,661
Agrana Beteiligungs AG	724	9,262
ams-OSRAM AG (A)	2,043	19,860
ANDRITZ AG	2,533	197,519
AT&S Austria Technologie & Systemtechnik AG (A)	1,188	44,478
BAWAG Group AG (A)(D)	3,264	491,603
CA Immobilien Anlagen AG	1,426	37,565
CPI Europe AG (A)(C)	945	17,407
DO & Company AG	278	67,558
Eurotelesites AG (A)	1,109	5,968
EVN AG	1,321	41,966
Fabasoft AG	599	11,161
FACC AG (A)	1,116	14,978
Kapsch TrafficCom AG (A)	191	1,297
Kontron AG (C)	1,320	35,038
Lenzing AG (A)	566	15,481
Mayr Melnhof Karton AG	302	32,821
Oesterreichische Post AG	1,378	50,260
Palfinger AG	876	34,085
POLYTEC Holding AG (A)	995	3,852
Porr AG	876	32,946
RHI Magnesita NV	552	20,581
SBO AG	445	14,207
Semperit AG Holding	822	11,993
Strabag SE, Bearer Shares	245	23,282
Telekom Austria AG	4,306	45,486
UBM Development AG (A)	411	9,549
UNIQA Insurance Group AG	3,329	60,165
Vienna Insurance Group AG	1,157	91,121
voestalpine AG	4,248	187,084
Wienerberger AG	4,106	146,516
Zumtobel Group AG	2,545	10,193
		1,802,943
Belgium - 1.5%
Ackermans & van Haaren NV	875	237,579
Ageas SA/NV	1,207	84,563
AGFA-Gevaert NV (A)	6,780	4,008
Atenor (A)	1,218	3,463
Azelis Group NV	2,791	30,493
Barco NV	2,300	31,882
Bekaert SA	1,389	61,496
Biocartis Group NV (A)(B)(D)	4,063	0
bpost SA (A)	4,236	10,132
Cie d'Entreprises CFE	416	4,183
CMB Tech NV	2,614	25,447
Colruyt Group N.V	1,453	53,796
Deceuninck NV	2,515	6,680
Deme Group NV	303	49,480
D'ieteren Group	471	84,837
Econocom Group SA/NV	6,435	12,452
Elia Group SA/NV	2	257
EVS Broadcast Equipment SA	404	17,444
Fagron	2,712	67,666
Galapagos NV (A)	1,566	51,412
Gimv NV	1,162	60,820
Immobel SA (A)	209	5,760
Ion Beam Applications	1,305	19,721
Kinepolis Group NV	585	20,564
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Lotus Bakeries NV	11	$101,251
Melexis NV	863	57,927
Nyxoah SA (A)	774	3,560
Ontex Group NV (A)(C)	2,807	16,114
Orange Belgium SA (A)	417	9,456
Proximus SADP	6,084	50,526
Recticel SA	2,296	26,325
Sipef NV	420	40,029
Solvay SA	2,586	82,280
Syensqo SA	701	56,149
Tessenderlo Group SA	1,111	34,086
Umicore SA	3,845	80,375
Van de Velde NV	377	13,311
VGP NV	618	71,296
Viohalco SA	7,173	99,729
X-Fab Silicon Foundries SE (A)(D)	3,484	21,060
		1,707,609
Bermuda - 0.3%
FLEX LNG, Ltd. (A)	294	7,335
FLEX LNG, Ltd. (New York Stock Exchange) (A)	490	12,226
Hiscox, Ltd.	13,525	258,609
		278,170
Cambodia - 0.0%
NagaCorp, Ltd.	52,981	31,754
Canada - 13.2%
5N Plus, Inc. (A)	3,515	45,380
Acadian Timber Corp. (C)	800	9,267
ADENTRA, Inc.	449	11,116
Advantage Energy, Ltd. (A)	9,000	76,981
Aecon Group, Inc.	3,200	72,927
Ag Growth International, Inc.	269	4,547
AGF Management, Ltd., Class B	4,298	50,979
Aimia, Inc. (A)	7,777	15,298
Air Canada (A)	6,092	85,618
AirBoss of America Corp.	1,500	5,071
Algoma Central Corp.	700	9,639
Algoma Steel Group, Inc.	1,095	4,507
Algonquin Power & Utilities Corp. (C)	20,386	125,356
Allied Gold Corp. (A)	1,591	36,455
AltaGas, Ltd.	4,040	123,182
Altius Minerals Corp.	1,700	50,583
Altus Group, Ltd.	2,018	83,378
Amerigo Resources, Ltd.	13,502	44,661
Andrew Peller, Ltd., Class A	2,300	8,881
Aritzia, Inc. (A)	3,753	320,873
Atco, Ltd., Class I	3,218	132,185
Athabasca Oil Corp. (A)	22,874	117,157
ATS Corp. (A)	3,447	94,955
AutoCanada, Inc. (A)	1,085	18,695
B2Gold Corp.	49,963	224,962
B2Gold Corp. (NYSE American Exchange)	5,393	24,322
Badger Infrastructure Solutions, Ltd.	1,832	97,610
Ballard Power Systems, Inc. (A)(C)	9,718	24,781
Bausch Health Companies, Inc. (A)	8,857	61,497
Baytex Energy Corp. (C)	16,664	53,906
Birch Mountain Resources, Ltd. (A)(B)	9,200	1
Birchcliff Energy, Ltd.	11,933	64,944
Bird Construction, Inc.	2,754	57,225
Bitfarms, Ltd. (A)(C)	9,400	22,121
Black Diamond Group, Ltd.	2,750	29,372
BlackBerry, Ltd. (A)	13,922	52,542
BMTC Group, Inc.	500	4,685
Boralex, Inc., Class A	4,010	74,003

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
BRP, Inc.	696	$49,213
CAE, Inc. (A)	7,938	241,399
Calian Group, Ltd.	605	24,472
Canaccord Genuity Group, Inc.	5,281	42,554
Canacol Energy, Ltd. (A)	1,513	1,687
Canada Goose Holdings, Inc. (A)	2,213	28,683
Canada Packers, Inc.	854	10,011
Canadian Tire Corp., Ltd., Class A	1,222	154,861
Canadian Utilities, Ltd., Class A	2,000	62,264
Canfor Corp. (A)	2,404	20,545
Capital Power Corp. (C)	5,327	227,238
Capstone Copper Corp. (A)	22,835	229,257
Cardinal Energy, Ltd.	5,530	35,012
Cascades, Inc.	4,523	41,060
Centerra Gold, Inc.	9,077	130,678
CES Energy Solutions Corp.	10,313	92,194
China Gold International Resources Corp., Ltd.	18,050	363,222
Cineplex, Inc. (A)	1,227	9,422
Cogeco Communications, Inc.	563	27,265
Colliers International Group, Inc.	1,000	146,982
Computer Modelling Group, Ltd.	4,420	16,810
Corby Spirit and Wine, Ltd.	700	7,548
Cronos Group, Inc. (A)	5,470	14,347
Cronos Group, Inc. (Nasdaq Exchange) (A)	7,260	19,094
Definity Financial Corp.	2,578	142,616
Dexterra Group, Inc.	1,621	13,747
Docebo, Inc. (A)	320	7,109
Doman Building Materials Group, Ltd.	3,600	24,550
Dorel Industries, Inc., Class B (A)	1,800	1,954
DPM Metals, Inc.	8,487	262,299
DREAM Unlimited Corp., Class A	1,350	18,983
Dye & Durham, Ltd.	2,990	9,084
E-L Financial Corp., Ltd.	8,900	105,499
Eldorado Gold Corp. (A)	8,268	297,155
Eldorado Gold Corp. (New York Stock Exchange) (A)	700	25,144
Empire Company, Ltd., Class A	2,378	82,677
Endeavour Silver Corp. (A)	3,508	32,996
Enerflex, Ltd.	5,377	82,895
Enghouse Systems, Ltd.	1,800	26,701
Ensign Energy Services, Inc. (A)	9,800	18,136
EQB, Inc.	958	72,512
Equinox Gold Corp. (A)	5,764	81,008
ERO Copper Corp. (A)(C)	3,400	96,187
Evertz Technologies, Ltd.	1,900	19,159
Exchange Income Corp.	733	43,770
Exco Technologies, Ltd.	1,500	7,508
Extendicare, Inc.	3,780	58,798
Fiera Capital Corp.	5,935	26,809
Finning International, Inc.	5,481	296,982
Firm Capital Mortgage Investment Corp.	1,100	9,393
First Majestic Silver Corp.	9,923	165,558
First Majestic Silver Corp. (New York Stock Exchange)	5,382	89,664
First Mining Gold Corp. (A)	39,000	15,060
FirstService Corp.	918	142,761
Fortuna Mining Corp. (A)	8,500	83,294
Freehold Royalties, Ltd.	5,429	60,083
Frontera Energy Corp.	1,792	7,899
Galiano Gold, Inc. (A)	6,600	16,782
Gamehost, Inc.	100	849
GDI Integrated Facility Services, Inc. (A)	1,000	26,411
Gibson Energy, Inc.	5,806	106,260
Gildan Activewear, Inc.	2,239	139,947
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
goeasy, Ltd.	372	$35,583
GoGold Resources, Inc. (A)	5,300	11,237
Guardian Capital Group, Ltd., Class A	1,100	53,976
Hammond Power Solutions, Inc.	400	46,477
Hanfeng Evergreen, Inc. (A)(B)	200	0
Headwater Exploration, Inc.	9,290	63,420
High Liner Foods, Inc.	1,773	19,118
HLS Therapeutics, Inc. (A)	700	2,458
Hudbay Minerals, Inc.	18,710	371,460
IAMGOLD Corp. (A)	22,927	378,344
IAMGOLD Corp. (New York Stock Exchange) (A)	4,400	72,556
Imperial Metals Corp. (A)	5,060	36,866
Information Services Corp.	800	27,103
Interfor Corp. (A)	2,920	18,211
International Petroleum Corp. (A)	337	6,096
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	3,496	64,040
Jamieson Wellness, Inc. (D)	2,200	53,936
K92 Mining, Inc. (A)	10,011	165,495
KAB Distribution, Inc. (A)(B)	7,076	0
K-Bro Linen, Inc.	600	15,348
Kelt Exploration, Ltd. (A)	10,445	58,368
Keyera Corp. (C)	5,590	179,199
Knight Therapeutics, Inc. (A)	5,400	23,802
Labrador Iron Ore Royalty Corp.	3,518	76,560
Largo, Inc. (A)	780	744
Lassonde Industries, Inc., Class A	200	31,985
Laurentian Bank of Canada	1,514	44,453
Leon's Furniture, Ltd.	1,283	26,173
Lightspeed Commerce, Inc. (A)	5,593	67,480
Linamar Corp.	1,866	112,785
Lucara Diamond Corp. (A)(C)	25,184	3,670
Lundin Gold, Inc.	1,062	88,222
Magellan Aerospace Corp.	900	12,144
Mainstreet Equity Corp.	300	40,034
Major Drilling Group International, Inc. (A)	4,513	42,416
Manitok Energy, Inc. (A)(B)	16	0
Maple Leaf Foods, Inc.	4,270	77,557
Martinrea International, Inc.	4,603	34,743
Mattr Corp. (A)	1,373	7,983
MDA Space, Ltd. (A)	4,887	94,852
Medical Facilities Corp.	2,104	24,327
Melcor Developments, Ltd.	1,000	11,103
Meren Energy, Inc.	22,402	29,379
Methanex Corp. (C)	2,774	110,026
Morguard Corp.	400	33,806
MTY Food Group, Inc.	742	20,608
Mullen Group, Ltd.	3,682	42,224
New Gold, Inc. (A)	34,515	300,754
NFI Group, Inc. (A)	4,660	52,693
North American Construction Group, Ltd.	1,300	18,716
Northland Power, Inc.	9,669	125,745
NuVista Energy, Ltd. (A)	7,905	104,359
OceanaGold Corp.	11,200	317,424
Onex Corp.	1,890	155,546
Open Text Corp.	5,836	190,062
OR Royalties, Inc.	6,095	215,904
Organigram Global, Inc. (A)	2,232	3,756
Paramount Resources, Ltd., Class A	2,973	52,397
Parex Resources, Inc.	3,328	44,735
Pason Systems, Inc. (C)	3,936	34,383
Pet Valu Holdings, Ltd.	1,755	35,661

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Peyto Exploration & Development Corp. (C)	6,197	$102,535
PHX Energy Services Corp.	2,600	14,207
Pine Cliff Energy, Ltd. (C)	11,000	6,492
Pizza Pizza Royalty Corp.	1,729	19,664
Polaris Renewable Energy, Inc.	1,500	12,896
Pollard Banknote, Ltd.	1,000	14,134
PrairieSky Royalty, Ltd.	9,927	195,495
Precision Drilling Corp. (A)	382	27,411
Premium Brands Holdings Corp. (C)	1,800	133,385
Quarterhill, Inc. (A)	9,800	6,783
Quebecor, Inc., Class B	4,995	188,147
Questerre Energy Corp., Class A (A)	19,444	4,392
Real Matters, Inc. (A)	300	1,268
Richelieu Hardware, Ltd.	2,000	57,645
Rogers Sugar, Inc.	6,474	28,065
Russel Metals, Inc.	1,946	62,100
Savaria Corp.	2,300	38,173
Seabridge Gold, Inc. (A)	3,862	114,491
Secure Waste Infrastructure Corp.	10,077	126,793
Sienna Senior Living, Inc. (C)	3,606	53,674
South Bow Corp. (C)	2,359	64,881
Spartan Delta Corp. (A)	1,796	9,487
Spin Master Corp. (D)	1,400	19,431
Sprott, Inc.	929	90,995
Stella-Jones, Inc.	2,269	140,731
StorageVault Canada, Inc. (C)	4,800	16,332
Strathcona Resources, Ltd.	383	7,905
Superior Plus Corp.	7,557	38,761
Surge Energy, Inc.	2,103	10,572
Tamarack Valley Energy, Ltd.	18,228	105,978
Taseko Mines, Ltd. (A)	16,100	91,142
TELUS Corp.	1,433	18,887
TerraVest Industries, Inc. (C)	600	71,914
The Boyd Group, Inc.	860	136,987
The Descartes Systems Group, Inc. (A)	1,802	158,084
The North West Company, Inc.	2,333	83,135
Tidewater Midstream and Infrastructure, Ltd. (A)	332	1,272
Tilray Brands, Inc. (A)	11	99
Timbercreek Financial Corp.	6,000	29,901
TLC Vision Corp. (A)(B)	3,400	0
Topaz Energy Corp.	2,600	52,169
Torex Gold Resources, Inc.	3,673	175,388
Toromont Industries, Ltd.	790	95,574
Total Energy Services, Inc.	3,132	34,000
TransAlta Corp.	10,982	138,900
Transcontinental, Inc., Class A	3,383	55,999
Trevali Mining Corp. (A)(B)	3,713	0
Trican Well Service, Ltd.	7,825	33,864
Triple Flag Precious Metals Corp.	3,063	101,784
Trisura Group, Ltd. (A)	2,100	65,362
Vecima Networks, Inc.	479	3,668
Vermilion Energy, Inc. (C)	4,600	38,273
Wajax Corp.	1,300	25,800
Well Health Technologies Corp. (A)	6,500	18,895
Wesdome Gold Mines, Ltd. (A)	6,200	102,720
Western Copper & Gold Corp. (A)	5,400	14,439
Western Forest Products, Inc. (A)	861	6,894
Westshore Terminals Investment Corp.	1,489	28,249
Whitecap Resources, Inc.	9,454	79,225
Whitecap Resources, Inc. (Toronto Stock Exchange)	22,439	188,007
Winpak, Ltd.	1,677	54,505
Yellow Pages, Ltd.	140	1,129
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Zenith Capital Corp. (A)	1,700	$26
		15,061,335
Denmark - 2.6%
AL Sydbank	2,318	207,039
ALK-Abello A/S (A)	5,228	187,096
Alm Brand A/S	33,083	98,295
Ambu A/S, Class B (C)	7,931	109,286
Bang & Olufsen A/S (A)	7,788	16,657
Bavarian Nordic A/S (A)	2,530	75,456
CBrain A/S (C)	389	6,858
Chemometec A/S	801	85,726
Columbus A/S (C)	6,187	9,263
D/S Norden A/S	890	35,153
Demant A/S (A)	1,064	35,851
Dfds A/S (A)	1,767	26,418
FLSmidth & Company A/S	1,567	108,978
GN Store Nord A/S (A)	3,264	54,251
H Lundbeck A/S	12,897	87,137
H+H International A/S, Class B (A)	1,146	16,724
INVISIO AB	540	15,351
ISS A/S	5,640	192,153
Jeudan A/S	380	11,783
Jyske Bank A/S	1,691	231,429
Lan & Spar Bank A/S	198	41,731
Matas A/S	1,442	28,265
Netcompany Group A/S (A)(C)(D)	1,467	82,067
Nilfisk Holding A/S (A)	1,220	26,497
NKT A/S (A)	2,207	275,603
NNIT A/S (A)(D)	479	3,754
NTG Nordic Transport Group A/S (A)	635	18,860
Per Aarsleff Holding A/S	584	80,008
Ringkjoebing Landbobank A/S	938	226,158
ROCKWOOL A/S, A Shares	1,300	45,600
ROCKWOOL A/S, B Shares	1,808	63,522
Royal Unibrew A/S	1,886	170,187
Scandinavian Tobacco Group A/S (D)	2,440	36,611
Schouw & Company A/S	398	41,132
Solar A/S, B Shares	410	12,993
SP Group A/S	368	20,028
Sparekassen Sjaelland-Fyn A/S	759	44,430
TCM Group A/S	507	5,417
Tivoli A/S	102	9,550
UIE PLC	755	45,922
Zealand Pharma A/S (A)	1,071	77,811
		2,967,050
Ecuador - 0.0%
SolGold PLC (A)	65,333	24,256
Finland - 2.8%
Aktia Bank OYJ	2,136	30,996
Alma Media OYJ	1,962	33,004
Bittium OYJ	2,708	94,904
Citycon OYJ (A)	4,136	19,356
Elisa OYJ	3,609	159,935
Enento Group OYJ (D)	860	16,026
EQ OYJ	483	6,272
Finnair OYJ (A)	6,510	23,898
Fiskars OYJ ABP	2,196	32,706
Harvia OYJ	668	33,570
Hiab OYJ	1,532	88,552
HKFoods OYJ (A)	316	549
Huhtamaki OYJ	3,346	116,500
Kalmar OYJ, B Shares	1,532	72,532
Kamux Corp.	1,688	4,299
Kemira OYJ	4,412	101,244

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Kesko OYJ, A Shares	2,102	$47,509
Kesko OYJ, B Shares	6,750	152,309
Kojamo OYJ (A)	4,092	49,094
Konecranes OYJ	2,704	296,102
Lassila & Tikanoja OYJ	1,929	24,017
Lindex Group OYJ (A)	3,912	11,310
Mandatum OYJ	11,066	89,120
Marimekko OYJ	1,923	29,145
Metsa Board OYJ, B Shares	6,636	24,118
Metso OYJ	11,455	199,307
Nokian Renkaat OYJ (C)	4,287	47,451
Olvi OYJ, A Shares	721	26,517
Oma Saastopankki OYJ	490	7,022
Oriola OYJ, B Shares	9,290	12,525
Orion OYJ, Class A	1,010	74,983
Orion OYJ, Class B	4,839	361,026
Outokumpu OYJ	11,396	59,279
Pihlajalinna OYJ	1,193	20,426
Ponsse OYJ	543	16,511
Puuilo OYJ	3,674	54,623
QT Group OYJ (A)	770	29,534
Raisio OYJ, V Shares	8,267	25,491
Rapala VMC OYJ (A)	908	1,361
Revenio Group OYJ	802	21,004
Sampo OYJ, A Shares	9,122	110,620
Sanoma OYJ	2,692	29,960
Stora Enso OYJ, R Shares	11,015	137,529
Taaleri OYJ	956	8,769
Talenom OYJ	637	2,263
Terveystalo OYJ (D)	4,887	56,090
TietoEVRY OYJ	3,237	69,226
Tokmanni Group Corp.	1,481	13,399
Vaisala OYJ, A Shares	952	49,096
Valmet OYJ	5,558	183,679
Verkkokauppa.com OYJ (A)	1,047	4,827
YIT OYJ (A)	8,449	30,912
		3,210,497
France - 5.3%
AKWEL SADIR	725	6,974
Alstom SA (A)	8,797	259,528
Altamir	752	26,518
Alten SA	815	68,837
Arkema SA	1,679	102,324
Ayvens SA (D)	5,316	71,155
Bastide le Confort Medical (A)	256	7,202
Beneteau SACA	2,130	20,681
Boiron SA	274	9,760
Bonduelle SCA	1,027	12,638
Canal+ SA (A)	11,934	42,828
Carrefour SA	11,847	197,674
Cie des Alpes	998	29,649
Claranova SE (A)	1,250	1,867
Clariane SE (A)	9,440	43,478
Coface SA	5,060	93,064
Derichebourg SA	3,889	30,919
Edenred SE	4,288	94,790
Eiffage SA	702	100,582
Ekinops SAS (A)	1,302	2,945
Electricite de Strasbourg SA	31	6,738
Elior Group SA (A)(D)	2,910	9,348
Elis SA	7,848	222,690
Emeis SA (A)	1,281	21,467
Eramet SA (C)	530	35,684
Etablissements Maurel et Prom SA	4,375	28,256
Eurazeo SE	1,843	114,807
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Eutelsat Communications SACA (A)	10,688	$21,313
Exel Industries SA, A Shares	89	4,142
Exosens SAS	204	11,596
FDJ UNITED	4,245	117,505
Fnac Darty SA	779	26,440
Forvia SE (A)	4,253	67,490
Gaztransport Et Technigaz SA	1,530	280,734
Getlink SE	3,464	63,942
GL Events SACA	366	12,808
Groupe Crit SA	163	11,139
Guerbet (A)(C)	326	5,471
Haulotte Group SA	962	2,523
ID Logistics Group SACA (A)	162	78,048
Imerys SA	1,475	41,379
Infotel SA	348	17,277
Interparfums SA	672	19,855
Ipsen SA	832	116,088
IPSOS SA	1,725	69,222
Jacquet Metals SACA	1,024	23,924
JCDecaux SE	1,836	33,265
Kaufman & Broad SA	593	20,796
Laurent-Perrier	110	11,524
LISI SA	419	26,093
LNA Sante SA	166	4,770
Maisons du Monde SA (A)(D)	1,925	4,237
Manitou BF SA	530	11,969
Mersen SA	1,063	29,647
Metropole Television SA	1,324	18,906
Nacon SA (A)	518	321
Nexans SA	1,314	193,158
Nexity SA (A)	1,974	20,741
North Atlantic Energies	96	4,883
NRJ Group	782	7,416
Opmobility	2,278	42,530
OVH Groupe SA (A)	37	316
Pierre Et Vacances SA (A)	10,785	23,648
Pluxee NV	2,176	34,128
Quadient SA	1,652	28,023
Remy Cointreau SA	400	17,135
Renault SA	3,571	147,812
Rexel SA	8,582	336,604
Robertet SA	12	12,377
Rubis SCA	3,578	134,345
Samse SACA	48	7,443
Savencia SA	372	27,272
SCOR SE	6,971	234,662
SEB SA	1,048	60,403
Seche Environnement SACA	126	10,826
SMCP SA (A)(D)	1,921	14,123
Societe BIC SA	1,106	66,825
Societe LDC SADIR	308	32,153
Sodexo SA	1,386	71,013
SOITEC (A)	623	16,833
Sopra Steria Group	690	124,923
SPIE SA	5,882	339,105
Stef SA	202	31,154
Synergie SE	557	19,779
Technip Energies NV	5,361	204,156
Teleperformance SE	1,915	138,588
Television Francaise 1 SA	1,491	14,561
Thermador Groupe	453	41,216
Tikehau Capital SCA	1,543	28,677
Trigano SA	395	81,048
Ubisoft Entertainment SA (A)	3,448	25,791
Valeo SE	8,798	119,397

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Vallourec SACA	7,651	$140,532
Vetoquinol SA	105	10,295
Vicat SACA	942	83,829
VIEL & Cie SA	670	13,363
Virbac SACA	97	40,672
Viridien (A)	424	48,742
Vivendi SE (A)	21,868	60,646
Voltalia SA (A)(C)	1,403	12,812
VusionGroup	168	40,125
Wavestone	134	8,740
Worldline SA (A)(C)(D)	5,431	9,907
		5,997,554
Georgia - 0.1%
Georgia Capital PLC (A)	1,145	47,736
TBC Bank Group PLC	1,983	108,371
		156,107
Germany - 5.9%
1&1 AG	881	25,506
7C Solarparken AG (A)	2,406	4,574
Adesso SE	207	21,529
Adtran Networks SE	804	20,578
All for One Group SE	130	6,556
Allgeier SE	498	12,143
AlzChem Group AG	439	79,298
Amadeus Fire AG	264	13,353
Atoss Software SE	436	58,912
Aurubis AG	1,338	193,677
Basler AG (A)	486	8,710
Bechtle AG	3,835	195,332
Bertrandt AG	394	8,561
Bijou Brigitte AG	340	16,480
Bilfinger SE	1,375	172,040
Borussia Dortmund GmbH & Company KGaA	4,276	16,523
BRANICKS Group AG (A)	3,005	6,071
Brenntag SE	1,821	105,698
CANCOM SE	314	9,774
Carl Zeiss Meditec AG, Bearer Shares	629	29,233
Ceconomy AG (A)	8,144	42,832
CENIT AG (A)	446	3,836
Cewe Stiftung & Company KGAA	268	32,611
CTS Eventim AG & Company KGaA	1,378	126,145
Dermapharm Holding SE	849	39,156
Deutsche Beteiligungs AG	631	18,595
Deutsche EuroShop AG	514	11,350
Deutsche Pfandbriefbank AG (D)	6,014	29,605
Deutsche Wohnen SE	952	23,087
Deutz AG	3,432	33,876
Draegerwerk AG & Company KGaA	82	5,407
Duerr AG	2,044	53,611
DWS Group GmbH & Company KGaA (D)	699	45,941
Eckert & Ziegler SE	2,424	43,084
Elmos Semiconductor SE	331	37,345
ElringKlinger AG	2,576	12,993
Energiekontor AG	454	18,908
Evonik Industries AG	4,932	76,969
Evotec SE (A)	1,508	9,539
Fielmann Group AG	1,241	63,342
flatexDEGIRO AG	4,062	174,024
Fraport AG Frankfurt Airport Services Worldwide (A)	1,682	137,541
Freenet AG	5,085	175,164
Friedrich Vorwerk Group SE	501	47,465
FUCHS SE	1,198	42,016
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
GEA Group AG	4,017	$271,478
Gerresheimer AG (C)	1,589	51,190
GFT Technologies SE	961	21,222
GRENKE AG	983	17,897
Heidelberger Druckmaschinen AG (A)	18,003	42,428
HelloFresh SE (A)	6,865	49,247
Hensoldt AG	2,642	226,285
Hoenle AG (A)	420	3,430
Hornbach Holding AG & Company KGaA	497	48,698
HUGO BOSS AG	1,924	81,071
Indus Holding AG	776	25,589
Init Innovation in Traffic Systems SE	364	19,900
Instone Real Estate Group SE (D)	2,299	20,759
IONOS Group SE (A)	1,009	31,467
IVU Traffic Technologies AG	665	16,291
Jenoptik AG	2,248	51,041
JOST Werke SE (D)	517	32,721
K+S AG	7,752	112,848
KION Group AG	2,944	232,626
Knaus Tabbert AG (A)	203	3,013
Koenig & Bauer AG (A)	912	11,437
Krones AG	639	101,231
KWS Saat SE & Company KGaA	556	44,691
LANXESS AG	3,724	76,310
LEG Immobilien SE	3,351	244,408
Leifheit AG	437	7,791
Medios AG (A)	61	1,032
MLP SE	4,791	38,751
Mutares SE & Company KGaA (C)	663	23,181
Nagarro SE	394	35,068
Nemetschek SE	661	71,514
Nordex SE (A)	4,401	149,171
Norma Group SE	1,576	26,792
PATRIZIA SE	2,719	25,880
Puma SE	3,370	87,462
Rational AG	177	136,660
RENK Group AG	2,441	152,126
SAF-Holland SE	1,157	20,677
Salzgitter AG	712	33,303
Schaeffler AG	2,740	26,676
Schott Pharma AG & Company KGaA	420	7,380
Scout24 SE (D)	886	88,990
Secunet Security Networks AG	98	21,206
SGL Carbon SE (A)	3,072	11,183
Siltronic AG (C)	272	15,400
Sixt SE	470	38,823
SMA Solar Technology AG (A)	839	33,005
Stabilus SE	794	18,908
STRATEC SE	258	6,786
Stroeer SE & Company KGaA	1,436	62,105
Suedzucker AG (C)	2,959	31,756
SUSS MicroTec SE	644	29,131
Symrise AG	1,937	156,939
TAG Immobilien AG	7,477	115,802
Takkt AG	1,848	8,014
TeamViewer SE (A)(D)	6,009	42,307
Technotrans SE	530	21,269
thyssenkrupp AG	25,998	279,494
Tkms AG & Company KGaA (A)	1,129	87,701
TUI AG (A)	16,120	168,476
United Internet AG	3,058	98,696
Verbio SE (A)	1,012	25,015
Vossloh AG	474	42,302
Wacker Chemie AG	591	47,734
Wacker Neuson SE	1,493	42,812

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Washtec AG	611	$34,188
Westwing Group SE (A)	132	1,776
Wuestenrot & Wuerttembergische AG	1,566	26,674
Zalando SE (A)(D)	6,959	205,339
Zeal Network SE	298	18,325
		6,769,888
Greece - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(B)	3,303	0
Okeanis Eco Tankers Corp. (D)	733	24,567
TT Hellenic Postbank SA (A)(B)	12,594	0
		24,567
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)(B)	4,994	0
Hong Kong - 1.8%
3D-Gold Jewellery Holdings, Ltd. (A)(B)	90,000	0
APAC Resources, Ltd.	20,467	6,066
Apollo Future Mobility Group, Ltd. (A)	2,800	250
Asia Financial Holdings, Ltd.	14,000	8,625
Associated International Hotels, Ltd.	28,000	18,520
Bright Smart Securities & Commodities Group, Ltd. (A)	18,000	18,689
Brightoil Petroleum Holdings, Ltd. (A)(B)	117,000	0
Burwill Holdings, Ltd. (A)(B)	292,000	0
Cafe de Coral Holdings, Ltd.	18,000	11,378
Chen Hsong Holdings	10,000	2,018
Cheuk Nang Holdings, Ltd.	3,708	543
China Energy Development Holdings, Ltd. (A)	15,850	3,143
China Solar Energy Holdings, Ltd. (A)(B)	42,500	0
Chinese Estates Holdings, Ltd.	22,000	3,481
Chow Sang Sang Holdings International, Ltd.	22,000	34,574
Chuang's Consortium International, Ltd. (A)	30,948	1,250
CITIC Telecom International Holdings, Ltd.	59,000	18,728
C-Mer Medical Holdings, Ltd.	18,000	3,980
Cowell e Holdings, Inc. (A)	8,000	28,288
Crystal International Group, Ltd. (D)	19,000	16,358
CSC Holdings, Ltd. (A)	885,000	3,427
CSI Properties, Ltd. (A)	343,092	7,709
CTF Services, Ltd.	60,863	58,425
Dah Sing Banking Group, Ltd.	18,000	24,701
Dah Sing Financial Holdings, Ltd.	6,520	29,623
Deep Source Holdings, Ltd. (A)	130,000	11,693
DFI Retail Group Holdings, Ltd.	7,100	28,024
EC Healthcare (A)	13,000	984
EganaGoldpfeil Holdings, Ltd. (A)(B)	103,373	0
Esprit Holdings, Ltd. (A)	17,685	2,627
Fairwood Holdings, Ltd.	3,500	2,102
Far East Consortium International, Ltd. (A)	98,508	9,101
First Pacific Company, Ltd.	76,000	58,181
Giordano International, Ltd.	82,000	15,060
Gold-Finance Holdings, Ltd. (A)(B)	62,000	0
GR Life Style Company, Ltd. (A)	82,000	24,669
Great Eagle Holdings, Ltd.	10,516	20,418
G-Resources Group, Ltd.	13,580	20,831
Guotai Junan International Holdings, Ltd.	83,000	27,223
Hang Lung Group, Ltd.	31,000	60,713
Hang Lung Properties, Ltd.	35,335	39,127
Harbour Centre Development, Ltd.	38,000	20,875
HKR International, Ltd. (A)	51,920	7,077
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hong Kong Ferry Holdings Company, Ltd.	29,000	$17,889
Hong Kong Technology Venture Company, Ltd.	28,000	5,035
Hsin Chong Group Holdings, Ltd. (A)(B)	170,000	0
Hutchison Port Holdings Trust	161,400	35,488
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	11,924
Hysan Development Company, Ltd.	25,000	60,741
Johnson Electric Holdings, Ltd.	10,193	38,988
K Wah International Holdings, Ltd.	80,000	21,604
Kerry Properties, Ltd.	23,500	61,254
KLN Logistics Group, Ltd.	16,500	15,048
Kowloon Development Company, Ltd.	24,422	13,465
Lai Sun Development Company, Ltd. (A)	22,980	1,764
Langham Hospitality Investments, Ltd.	23,201	1,476
Liu Chong Hing Investment, Ltd.	16,000	9,158
Luk Fook Holdings International, Ltd.	15,000	45,291
Man Wah Holdings, Ltd.	61,600	36,227
Mandarin Oriental International, Ltd.	8,000	26,451
Melco International Development, Ltd. (A)	33,000	18,465
MH Development, Ltd. (A)(B)	16,000	0
Midland Holdings, Ltd. (A)	34,734	10,275
Miramar Hotel & Investment	15,000	19,553
Modern Dental Group, Ltd.	20,000	13,718
New World Development Company, Ltd. (A)	38,000	35,591
NewOcean Energy Holdings, Ltd. (A)(B)	66,000	0
Nissin Foods Company, Ltd.	22,000	20,810
Oriental Watch Holdings	18,000	8,467
Oshidori International Holdings, Ltd. (A)	204,000	19,684
Pacific Andes International Holdings, Ltd. (A)(B)	328,006	0
Pacific Basin Shipping, Ltd.	138,000	41,378
Pacific Textiles Holdings, Ltd.	42,000	6,744
PAX Global Technology, Ltd.	32,000	20,821
PCCW, Ltd.	96,590	67,054
Peace Mark Holdings, Ltd. (A)(B)	164,000	0
Perfect Medical Health Management, Ltd.	32,000	5,101
Pico Far East Holdings, Ltd.	60,000	20,681
Plover Bay Technologies, Ltd.	15,000	11,527
Public Financial Holdings, Ltd.	24,000	4,200
Regal Hotels International Holdings, Ltd. (A)	36,000	2,639
Regina Miracle International Holdings, Ltd. (D)	17,000	5,486
Shangri-La Asia, Ltd.	46,000	28,077
Shun Tak Holdings, Ltd. (A)	80,250	6,716
Singamas Container Holdings, Ltd.	114,000	10,115
SJM Holdings, Ltd. (A)(C)	118,750	36,810
SmarTone Telecommunications Holdings, Ltd.	31,500	19,029
Solomon Systech International, Ltd. (A)	72,000	3,936
Stella International Holdings, Ltd.	20,000	38,461
Sun Hung Kai & Company, Ltd.	45,000	23,150
SUNeVision Holdings, Ltd.	31,000	18,334
Television Broadcasts, Ltd. (A)	19,100	7,526
Texhong International Group, Ltd.	11,000	6,496
Texwinca Holdings, Ltd.	60,000	7,717
The Bank of East Asia, Ltd.	35,959	61,504
The Hongkong & Shanghai Hotels, Ltd. (A)	31,903	24,214
Town Health International Medical Group, Ltd.	261,361	8,367
Tradelink Electronic Commerce, Ltd.	50,000	6,673
Transport International Holdings, Ltd.	13,024	17,750

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
United Laboratories International Holdings, Ltd.	34,000	$50,695
Upbest Group, Ltd.	164,000	14,378
Value Partners Group, Ltd.	40,000	12,476
Vitasoy International Holdings, Ltd.	34,000	27,345
Vobile Group, Ltd. (A)(C)	73,000	38,602
VSTECS Holdings, Ltd.	17,200	17,256
VTech Holdings, Ltd.	6,900	54,423
Wealthink AI-Innovation Capital, Ltd. (A)	32,000	824
Wing On Company International, Ltd.	4,000	7,152
Wing Tai Properties, Ltd.	70,000	15,860
Xinyi Glass Holdings, Ltd.	48,469	51,543
Yue Yuen Industrial Holdings, Ltd.	30,000	61,515
Yunfeng Financial Group, Ltd. (A)	26,000	10,585
		2,070,007
Ireland - 0.6%
C&C Group PLC	17,690	32,166
Cairn Homes PLC	30,473	74,135
COSMO Pharmaceuticals NV	420	55,318
DCC PLC	2,009	125,158
FBD Holdings PLC	1,936	35,743
Glanbia PLC	6,256	107,151
Glenveagh Properties PLC (A)(D)	24,326	55,035
Grafton Group PLC, CHESS Depositary Interest	7,751	97,436
Greencore Group PLC	23,988	82,008
Irish Continental Group PLC	5,309	37,506
Permanent TSB Group Holdings PLC (A)	5,786	19,515
		721,171
Isle of Man - 0.1%
Playtech PLC	11,001	41,829
Strix Group PLC (A)	6,042	3,834
		45,663
Israel - 1.1%
Adgar Investment and Development, Ltd. (A)	4,535	6,742
AFI Properties, Ltd. (A)	1	44
Africa Israel Residences, Ltd.	355	30,777
Airport City, Ltd. (A)	1	12
Alrov Properties and Lodgings, Ltd.	399	30,845
Analyst IMS Investment Management Services, Ltd.	275	15,631
Arad, Ltd.	787	12,694
Ashdod Refinery, Ltd. (A)	345	6,391
AudioCodes, Ltd.	1,269	11,078
Automatic Bank Services, Ltd.	1,109	6,989
Azorim-Investment Development & Construction Company, Ltd.	3,848	22,387
Blue Square Real Estate, Ltd.	215	26,764
Carasso Motors, Ltd. (A)	2,020	22,549
Cellcom Israel, Ltd.	2,530	29,797
Danel Adir Yeoshua, Ltd.	253	37,465
Delek Automotive Systems, Ltd.	633	4,830
Delta Galil, Ltd.	495	27,042
Dor Alon Energy in Israel 1988, Ltd.	420	21,161
Duniec Brothers, Ltd.	217	18,408
Electra Consumer Products 1970, Ltd.	445	15,124
Equital, Ltd. (A)	1	32
Fox Wizel, Ltd.	228	22,431
Gilat Satellite Networks, Ltd. (A)	1,452	18,843
Hamat Group, Ltd.	1,230	6,702
IDI Insurance Company, Ltd.	440	33,382
IES Holdings, Ltd. (A)	120	15,616
Ilex Medical, Ltd.	211	4,402
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Inrom Construction Industries, Ltd.	4,264	$29,449
Isracard, Ltd.	6,691	32,800
Israel Discount Bank, Ltd., Class A	1	8
Isras Investment Company, Ltd.	75	23,213
Issta, Ltd.	219	7,758
Kamada, Ltd.	1,616	11,455
Kerur Holdings, Ltd. (A)	418	11,773
Kvutzat Acro, Ltd.	1,118	16,189
Land Development Nimrodi Group, Ltd.	789	10,304
Lapidoth Capital, Ltd.	571	17,299
M Yochananof & Sons, Ltd.	155	16,476
Magic Software Enterprises, Ltd.	1,349	35,112
Malam - Team, Ltd. (A)	476	19,876
Max Stock, Ltd.	2,156	17,308
Maytronics, Ltd. (A)	960	1,231
Mediterranean Towers, Ltd.	4,044	17,676
Meshek Energy Renewable Energies, Ltd. (A)	6,642	17,315
Meshulam Levinstein Contracting & Engineering, Ltd.	56	9,535
Mivtach Shamir Holdings, Ltd.	243	31,316
Nawi Group, Ltd.	1,396	23,847
Neto Malinda Trading, Ltd.	451	21,367
Nexxen International, Ltd. (A)	1,412	9,234
Novolog, Ltd.	20,186	7,934
Oil Refineries, Ltd.	28,946	9,004
OPC Energy, Ltd. (A)	1	22
OY Nofar Energy, Ltd. (A)	443	15,600
Palram Industries 1990, Ltd.	600	10,169
Perion Network, Ltd. (A)	689	6,538
Plasson Industries, Ltd.	241	13,830
Plus500, Ltd.	3,252	158,838
Prashkovsky Investments and Construction, Ltd. (A)	318	15,645
Priortech, Ltd. (A)	217	14,818
Qualitau, Ltd.	71	13,462
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	323	35,660
Retailors, Ltd.	748	9,980
Sano-Brunos Enterprises, Ltd.	145	20,159
Scope Metals Group, Ltd.	377	20,628
Shikun & Binui, Ltd. (A)	1	5
Summit Real Estate Holdings, Ltd.	1,022	19,881
Tadiran Group, Ltd.	86	3,552
Tamar Petroleum, Ltd. (D)	1,923	22,880
Telsys, Ltd.	84	6,123
Tera Light, Ltd. (A)	32	134
Tiv Taam Holdings 1, Ltd.	3,848	13,267
YD More Investments, Ltd.	1,699	30,125
		1,276,933
Italy - 3.9%
A2A SpA	61,455	166,290
ACEA SpA	1,344	34,820
Amplifon SpA	3,025	48,498
Aquafil SpA (A)	969	1,587
Arnoldo Mondadori Editore SpA	7,965	19,777
Ascopiave SpA	4,243	16,395
Avio SpA	504	17,191
Azimut Holding SpA	4,425	184,335
Banca Generali SpA	2,463	164,414
Banca IFIS SpA	633	18,799
Banca Profilo SpA	24,032	4,680
Banco di Desio e della Brianza SpA	2,610	28,843
BasicNet SpA	1,571	13,797
BFF Bank SpA (A)(D)	6,472	71,725

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Brembo NV	5,497	$60,388
Brunello Cucinelli SpA	1,628	186,728
Buzzi SpA	2,278	137,707
Cairo Communication SpA (A)	4,712	15,523
Cembre SpA	370	29,577
Cementir Holding NV	2,219	48,684
CIR SpA-Compagnie Industriali (A)	42,681	35,164
Credito Emiliano SpA	3,091	55,224
Danieli & C Officine Meccaniche SpA	197	11,605
Danieli & C Officine Meccaniche SpA, Savings Shares	2,118	91,082
Davide Campari-Milano NV	9,714	62,755
De'Longhi SpA	1,031	43,890
Enav SpA (D)	10,341	57,148
ERG SpA	1,359	34,967
Esprinet SpA	2,412	17,413
Fila SpA	2,245	25,651
Fincantieri SpA (A)	3,166	61,520
Garofalo Health Care SpA	1,776	11,661
Geox SpA (A)	11,885	4,351
Hera SpA	33,574	158,314
IMMSI SpA	6,756	4,355
Infrastrutture Wireless Italiane SpA (D)	1,291	11,947
Intercos SpA	1,065	13,871
Interpump Group SpA	728	39,601
Iren SpA	30,720	92,010
Italgas SpA	23,782	265,254
Italmobiliare SpA	405	12,981
Iveco Group NV	7,049	154,365
Lottomatica Group SpA	7,659	200,721
Maire SpA	7,306	110,974
MARR SpA	998	10,533
MFE-MediaForEurope NV, Class A	6,924	25,001
MFE-MediaForEurope NV, Class A (Berlin Stock Exchange)	7,138	24,929
MFE-MediaForEurope NV, Class B	3,783	18,192
Moltiply Group SpA	424	17,179
Nexi SpA (D)	13,328	65,692
OVS SpA (D)	5,774	32,766
Pharmanutra SpA	268	17,046
Piaggio & C SpA	4,580	9,736
Pirelli & C. SpA (D)	12,309	84,055
RAI Way SpA (D)	5,678	37,221
Recordati Industria Chimica e Farmaceutica SpA	1,863	105,760
Reply SpA	1,004	134,430
Sabaf SpA	338	5,533
Safilo Group SpA (A)	8,728	19,663
Saipem SpA	62,658	177,384
Salvatore Ferragamo SpA (A)	2,238	21,410
Sanlorenzo SpA	556	19,673
Sesa SpA	103	10,766
Sogefi SpA	3,551	14,082
SOL SpA	1,145	65,748
Tamburi Investment Partners SpA	4,666	50,205
Technogym SpA (D)	4,677	88,264
Telecom Italia SpA (A)	502,057	301,612
Telecom Italia SpA, Savings Shares (A)	211,829	154,182
Webuild SpA	14,544	57,927
Wiit SpA	839	19,839
		4,435,410
Japan - 21.5%
A&D HOLON Holdings Company, Ltd.	900	11,738
Achilles Corp.	1,000	9,236
ADEKA Corp.	3,600	89,273
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Ad-sol Nissin Corp.	1,600	$16,627
Advan Group Company, Ltd.	1,000	5,830
Aeon Fantasy Company, Ltd.	400	7,709
AEON Financial Service Company, Ltd.	4,300	47,678
Aeon Hokkaido Corp.	1,800	10,506
Ai Holdings Corp.	1,900	34,298
Aica Kogyo Company, Ltd.	1,800	40,456
Aichi Corp.	1,800	15,752
Aichi Steel Corp.	800	14,927
Aichi Tokei Denki Company, Ltd.	900	15,471
Aida Engineering, Ltd.	2,700	20,614
Aiful Corp.	8,600	30,705
Ain Holdings, Inc.	1,100	46,875
Aiphone Company, Ltd.	600	11,288
Airman Corp.	1,200	13,977
Airport Facilities Company, Ltd.	1,200	7,763
Airtrip Corp.	900	4,361
Aisan Industry Company, Ltd.	800	11,443
Akatsuki, Inc.	400	6,769
Akebono Brake Industry Company, Ltd. (A)	9,400	7,043
Albis Company, Ltd.	500	8,570
Alconix Corp.	1,600	25,676
Alfresa Holdings Corp.	2,600	40,430
Alpen Company, Ltd.	1,100	16,143
Alps Alpine Company, Ltd.	7,000	89,351
Altech Corp.	1,100	19,007
Amano Corp.	2,200	59,311
Amuse, Inc.	400	4,907
Amvis Holdings, Inc.	300	905
and ST HD Company, Ltd.	620	11,390
Anest Iwata Corp.	1,800	18,777
Anicom Holdings, Inc.	3,700	23,789
Anycolor, Inc.	1,400	43,188
AOKI Holdings, Inc.	1,700	19,657
Aoyama Trading Company, Ltd.	2,500	40,482
Aoyama Zaisan Networks Company, Ltd.	1,100	11,096
Aozora Bank, Ltd.	700	11,196
Arakawa Chemical Industries, Ltd.	1,400	10,909
Arata Corp.	1,400	27,505
ARCLANDS Corp.	1,770	21,845
Arcs Company, Ltd.	2,125	45,925
ARE Holdings, Inc.	3,600	73,359
Arealink Company, Ltd.	2,000	13,616
Argo Graphics, Inc.	4,000	41,403
Arisawa Manufacturing Company, Ltd.	600	6,598
Artience Company, Ltd.	1,100	24,188
As One Corp.	2,000	30,656
Asahi Company, Ltd.	800	6,667
Asahi Diamond Industrial Company, Ltd.	3,900	20,700
Asahi Yukizai Corp.	400	13,833
ASKA Pharmaceutical Holdings Company, Ltd.	800	10,410
ASKUL Corp.	2,000	17,879
Atsugi Company, Ltd. (A)	1,200	9,604
Aucnet, Inc.	2,200	29,073
Autobacs Seven Company, Ltd.	3,400	35,798
Avant Group Corp.	900	10,059
Avex, Inc.	2,800	22,695
Axial Retailing, Inc.	3,200	23,569
AZ-COM MARUWA Holdings, Inc.	3,100	19,523
Bando Chemical Industries, Ltd.	1,600	20,924
Bank of the Ryukyus, Ltd.	800	9,460
Belc Company, Ltd.	500	24,071
Bell System24 Holdings, Inc.	1,300	11,944

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Belluna Company, Ltd.	3,300	$20,992
Bic Camera, Inc.	3,800	40,778
Blue Zones Holdings Company, Ltd.	300	16,330
BML, Inc.	1,000	24,627
Bourbon Corp.	500	8,329
Br. Holdings Corp.	2,300	5,094
Buffalo, Inc.	500	15,449
Bunka Shutter Company, Ltd.	1,600	20,931
Business Brain Showa-Ota, Inc.	700	15,920
C Uyemura & Company, Ltd.	500	46,824
CAC Holdings Corp.	900	11,819
Calbee, Inc.	1,300	24,796
Canon Electronics, Inc.	900	20,921
Carlit Company, Ltd.	2,100	25,272
Cawachi, Ltd.	900	17,256
CCI Group, Inc.	9,000	46,486
Celsys, Inc.	1,100	11,729
Central Automotive Products, Ltd.	1,500	18,046
Central Glass Company, Ltd.	800	17,830
Central Security Patrols Company, Ltd.	700	13,612
Central Sports Company, Ltd.	600	9,484
Ceres, Inc.	600	7,416
Change Holdings, Inc. (C)	1,700	10,734
Charm Care Corp. KK	1,000	8,114
Chino Corp.	800	7,206
Chiyoda Company, Ltd.	800	5,571
Chiyoda Integre Company, Ltd.	800	16,571
Chori Company, Ltd.	800	20,913
Chudenko Corp.	1,300	37,405
Chuetsu Pulp & Paper Company, Ltd.	500	6,454
Chugai Ro Company, Ltd.	500	13,917
Chugin Financial Group, Inc.	6,700	105,798
Chugoku Marine Paints, Ltd.	1,400	39,415
Citizen Watch Company, Ltd.	8,700	70,782
CKD Corp.	2,400	46,935
Cleanup Corp.	2,100	11,715
CMK Corp.	3,700	12,425
COLOPL, Inc.	3,200	8,783
Colowide Company, Ltd.	3,200	35,915
Comture Corp.	1,000	10,907
Corona Corp.	300	1,820
Cosel Company, Ltd.	1,200	8,345
Cota Company, Ltd.	643	4,657
Create Restaurants Holdings, Inc.	11,600	57,447
Create SD Holdings Company, Ltd.	1,100	23,446
Creek & River Company, Ltd.	800	7,719
Cresco, Ltd.	1,600	17,795
CTS Company, Ltd.	1,900	12,720
Curves Holdings Company, Ltd.	2,000	10,250
Cybozu, Inc.	900	16,151
Dai Nippon Toryo Company, Ltd.	1,200	10,316
Daicel Corp.	2,100	18,801
Dai-Dan Company, Ltd.	3,600	56,963
Daido Metal Company, Ltd.	1,900	11,887
Daido Steel Company, Ltd.	4,600	47,032
Daiei Kankyo Company, Ltd.	700	17,370
Daihen Corp.	200	12,762
Daiichi Jitsugyo Company, Ltd.	1,200	23,235
Daiichi Kensetsu Corp.	1,300	31,568
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	12,976
Daiichikosho Company, Ltd.	2,800	30,124
Daiken Medical Company, Ltd.	400	1,139
Daiki Aluminium Industry Company, Ltd.	1,500	11,539
Daikoku Denki Company, Ltd.	800	14,606
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daikokutenbussan Company, Ltd.	300	$10,952
Daikyonishikawa Corp.	1,900	9,669
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	300	7,956
Daio Paper Corp.	4,200	24,992
Daiseki Company, Ltd.	1,360	29,500
Daishi Hokuetsu Financial Group, Inc.	6,600	68,588
Daishinku Corp.	1,600	5,922
Daito Pharmaceutical Company, Ltd.	1,540	13,318
Daitron Company, Ltd.	1,200	18,604
Daiwa Industries, Ltd.	2,000	20,354
Daiwabo Holdings Company, Ltd.	2,900	57,152
DCM Holdings Company, Ltd.	5,100	52,939
DeNA Company, Ltd.	1,100	17,726
Denka Company, Ltd.	3,400	59,798
Denyo Company, Ltd.	900	20,605
Dexerials Corp.	2,700	45,466
DIC Corp.	2,700	63,027
Digital Hearts Holdings Company, Ltd.	900	5,225
Digital Holdings, Inc.	600	7,691
Dip Corp.	1,400	19,757
DKK Company, Ltd.	1,000	16,882
DKS Company, Ltd.	400	21,014
Doshisha Company, Ltd.	1,000	21,104
Doutor Nichires Holdings Company, Ltd.	1,000	16,589
Dowa Holdings Company, Ltd.	2,100	99,709
DTS Corp.	5,200	40,879
Duskin Company, Ltd.	1,600	43,467
DyDo Group Holdings, Inc.	600	9,695
Eagle Industry Company, Ltd.	1,300	23,713
Ebara Jitsugyo Company, Ltd.	1,600	21,933
Ebase Company, Ltd.	1,200	3,382
EDION Corp.	2,700	36,545
EF-ON, Inc.	1,500	3,384
eGuarantee, Inc.	2,000	22,976
E-Guardian, Inc.	284	3,032
Eizo Corp.	1,600	22,885
Elan Corp.	700	3,233
Elecom Company, Ltd.	1,600	17,629
EM Systems Company, Ltd.	1,400	7,092
en-japan, Inc.	800	7,885
eRex Company, Ltd.	1,900	7,448
ES-Con Japan, Ltd.	1,500	11,371
ESPEC Corp.	800	17,134
Exedy Corp.	700	25,105
EXEO Group, Inc.	6,400	106,260
Ezaki Glico Company, Ltd.	2,000	69,151
FCC Company, Ltd.	1,100	26,149
FDK Corp. (A)	300	671
Feed One Company, Ltd.	1,600	10,812
Ferrotec Corp.	2,000	64,220
Financial Partners Group Company, Ltd.	1,100	13,458
Fixstars Corp.	2,300	23,038
FP Corp.	1,100	18,456
France Bed Holdings Company, Ltd.	2,200	18,527
Fudo Tetra Corp.	1,080	18,296
Fuji Company, Ltd.	800	10,909
Fuji Corp. (Aichi)	2,600	60,580
Fuji Corp., Ltd.	1,300	6,802
Fuji Kyuko Company, Ltd.	800	10,582
Fuji Oil Company, Ltd. (Osaka)	1,400	32,618
Fuji Pharma Company, Ltd.	1,400	16,839
Fuji Seal International, Inc.	2,100	42,134
Fujibo Holdings, Inc.	700	37,030
Fujicco Company, Ltd.	1,500	15,141

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fujikura Kasei Company, Ltd.	2,000	$7,921
Fujimi, Inc.	2,400	36,405
Fujisash Company, Ltd.	490	2,866
Fujita Kanko, Inc.	1,000	16,824
Fujiya Company, Ltd.	500	8,061
Fukuda Corp.	200	9,602
Fukuda Denshi Company, Ltd.	700	33,793
Fukui Computer Holdings, Inc.	300	6,012
Fukuyama Transporting Company, Ltd.	1,000	28,212
FULLCAST Holdings Company, Ltd.	1,000	10,646
Funai Soken Holdings, Inc.	3,600	26,342
Furuno Electric Company, Ltd.	800	40,620
Furuya Metal Company, Ltd.	900	20,181
Furyu Corp.	1,300	8,841
Fuso Chemical Company, Ltd.	1,000	40,763
Fuso Pharmaceutical Industries, Ltd.	500	7,377
Futaba Corp.	1,600	5,955
Futaba Industrial Company, Ltd.	3,400	22,740
Future Corp.	2,400	30,361
Fuyo General Lease Company, Ltd.	1,200	32,909
G-7 Holdings, Inc.	2,000	18,060
Gakken Holdings Company, Ltd.	1,600	11,433
Galilei Company, Ltd.	1,000	24,304
Gecoss Corp.	400	3,707
Geo Holdings Corp.	1,900	22,739
GLOBERIDE, Inc.	1,200	16,657
Glory, Ltd.	2,100	53,170
GMO Financial Gate, Inc.	400	13,253
GMO Financial Holdings, Inc.	1,600	8,904
GMO GlobalSign Holdings KK	500	7,503
GMO internet group, Inc.	1,900	47,493
Goldcrest Company, Ltd.	990	20,901
Goldwin, Inc.	1,200	19,213
Grems, Inc.	800	12,893
GS Yuasa Corp.	3,000	71,938
G-Tekt Corp.	1,200	15,053
Gun-Ei Chemical Industry Company, Ltd.	400	10,168
Gunze, Ltd.	1,600	43,766
H.U. Group Holdings, Inc.	1,600	34,554
H2O Retailing Corp.	2,600	34,182
Hagihara Industries, Inc.	800	8,625
Hagiwara Electric Holdings Company, Ltd.	500	11,817
Hakudo Company, Ltd.	600	8,963
Hakuhodo DY Holdings, Inc.	2,700	20,130
Halows Company, Ltd.	600	17,680
Hamakyorex Company, Ltd.	2,800	31,699
Hanwa Company, Ltd.	1,500	68,727
Hazama Ando Corp.	5,490	66,347
Heiwado Company, Ltd.	500	9,212
Hennge KK	1,000	8,149
Hiday Hidaka Corp.	600	13,218
HI-LEX Corp.	600	11,990
Hino Motors, Ltd. (A)	10,400	25,676
Hioki EE Corp.	500	19,500
Hirano Tecseed Company, Ltd.	1,100	11,774
Hirogin Holdings, Inc.	10,600	107,173
Hiroshima Gas Company, Ltd.	4,900	11,916
HIS Company, Ltd.	2,500	21,032
Hisaka Works, Ltd.	2,000	19,636
Hisamitsu Pharmaceutical Company, Inc.	500	14,018
Hochiki Corp.	600	17,012
Hokkaido Electric Power Company, Inc.	5,900	39,571
Hokkaido Gas Company, Ltd.	3,000	14,559
Hokkan Holdings, Ltd.	1,000	15,150
Hokko Chemical Industry Company, Ltd.	700	7,376
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hokuetsu Corp.	4,900	$28,000
Hokuhoku Financial Group, Inc.	3,600	105,418
Hokuriku Electric Power Company	7,400	46,241
Hokuto Corp.	1,600	20,678
H-One Company, Ltd.	1,000	9,029
Honeys Holdings Company, Ltd.	1,350	13,176
Hoosiers Holdings Company, Ltd.	2,100	17,634
Hosiden Corp.	1,700	27,008
Hosokawa Micron Corp.	600	21,592
HS Holdings Company, Ltd.	1,000	7,465
IBJ, Inc.	1,800	9,033
Ichibanya Company, Ltd.	3,900	22,730
Ichikoh Industries, Ltd.	2,300	7,550
Ichiyoshi Securities Company, Ltd.	2,800	19,390
Icom, Inc.	500	9,292
IDEC Corp.	1,600	29,847
IDOM, Inc.	1,300	10,648
Iino Kaiun Kaisha, Ltd.	2,900	26,281
Imasen Electric Industrial	500	2,988
Imuraya Group Company, Ltd.	300	4,900
Inaba Denki Sangyo Company, Ltd.	4,200	68,521
Inaba Seisakusho Company, Ltd.	200	2,036
Inabata & Company, Ltd.	2,000	47,845
Ines Corp.	900	11,227
INFRONEER Holdings, Inc.	4,200	57,390
Insource Company, Ltd.	300	1,642
Intage Holdings, Inc.	468	5,280
Inui Global Logistics Company, Ltd.	1,600	14,037
IR Japan Holdings, Ltd.	400	2,014
Iriso Electronics Company, Ltd.	1,000	20,530
Iseki & Company, Ltd.	1,200	14,248
Ishihara Sangyo Kaisha, Ltd.	2,100	36,809
ITFOR, Inc.	1,000	10,949
ITmedia, Inc.	900	9,282
Ito En, Ltd.	1,900	37,275
Itochu Enex Company, Ltd.	2,700	32,702
Itochu-Shokuhin Company, Ltd.	300	21,471
Itoham Yonekyu Holdings, Inc.	1,100	39,304
Itoki Corp.	2,100	32,697
IwaiCosmo Holdings, Inc.	900	18,818
Iwatani Corp.	3,000	31,532
Izumi Company, Ltd.	1,400	26,808
J Trust Company, Ltd.	6,286	19,164
Jaccs Company, Ltd.	900	24,933
Jade Group, Inc. (A)	400	3,685
JAFCO Group Company, Ltd.	1,200	18,462
JANOME Corp.	1,200	8,922
Japan Airport Terminal Company, Ltd.	800	22,441
Japan Aviation Electronics Industry, Ltd.	2,300	37,040
Japan Cash Machine Company, Ltd.	700	4,588
Japan Communications, Inc. (A)	15,200	14,143
Japan Elevator Service Holdings Company, Ltd.	4,000	44,330
Japan Investment Adviser Company, Ltd.	2,000	26,038
Japan Lifeline Company, Ltd.	3,000	30,131
Japan Material Company, Ltd.	2,900	28,662
Japan Medical Dynamic Marketing, Inc.	900	2,794
Japan Petroleum Exploration Company, Ltd.	6,500	65,340
Japan Property Management Center Company, Ltd.	800	6,588
Japan Pulp & Paper Company, Ltd.	6,000	33,734
Japan Securities Finance Company, Ltd.	3,300	42,659
Japan Transcity Corp.	3,100	22,476
Japan Wool Textile Company, Ltd.	1,500	17,013

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
JBCC Holdings, Inc.	2,400	$24,467
JCU Corp.	800	25,085
Jeol, Ltd.	1,500	48,209
JGC Holdings Corp.	5,700	69,145
JINS Holdings, Inc.	300	10,589
JINUSHI Company, Ltd.	1,100	21,389
JM Holdings Company, Ltd.	1,200	12,886
JMS Company, Ltd.	500	1,410
J-Oil Mills, Inc.	1,200	15,323
Joshin Denki Company, Ltd.	1,100	19,061
Joyful Honda Company, Ltd.	1,900	25,837
JSB Company, Ltd.	800	18,228
JSP Corp.	800	12,500
JTEKT Corp.	5,200	57,630
Juki Corp.	1,400	4,477
Juroku Financial Group, Inc.	1,300	59,789
Justsystems Corp.	800	25,863
JVCKenwood Corp.	6,770	52,133
K&O Energy Group, Inc.	800	19,509
Kaga Electronics Company, Ltd.	1,200	29,719
Kagome Company, Ltd. (C)	2,300	39,573
Kakaku.com, Inc.	2,500	36,854
Kaken Pharmaceutical Company, Ltd.	1,200	30,784
Kamakura Shinsho, Ltd.	1,200	4,812
Kameda Seika Company, Ltd.	700	17,407
Kamei Corp.	1,300	25,108
Kanaden Corp.	1,100	15,059
Kanadevia Corp.	5,500	33,326
Kanagawa Chuo Kotsu Company, Ltd.	700	16,769
Kanamic Network Company, Ltd.	600	1,998
Kanamoto Company, Ltd.	600	15,008
Kaneka Corp.	1,400	39,266
Kanematsu Corp.	7,000	80,544
Kansai Paint Company, Ltd.	2,900	45,812
Kanto Denka Kogyo Company, Ltd.	2,000	14,132
Katitas Company, Ltd.	1,800	36,604
Kato Sangyo Company, Ltd.	1,100	45,092
Kato Works Company, Ltd.	400	3,359
Kawada Technologies, Inc.	600	16,751
KeePer Technical Laboratory Company, Ltd. (C)	500	11,237
Keihan Holdings Company, Ltd.	2,200	47,456
Keihanshin Building Company, Ltd.	2,000	24,629
Keikyu Corp.	3,000	29,342
Keio Corp.	800	20,692
Kenko Mayonnaise Company, Ltd.	900	10,839
KH Neochem Company, Ltd.	1,500	23,730
Kimoto Company, Ltd.	3,000	4,811
King Jim Company, Ltd. (C)	1,400	7,353
Kissei Pharmaceutical Company, Ltd.	1,100	32,621
Ki-Star Real Estate Company, Ltd.	600	25,198
Kitz Corp.	1,500	16,714
Koa Corp.	1,700	14,851
Koatsu Gas Kogyo Company, Ltd.	3,000	20,053
Kobe Electric Railway Company, Ltd.	300	4,749
Kohnan Shoji Company, Ltd.	1,200	30,751
Kokuyo Company, Ltd.	2,900	16,202
Komatsu Matere Company, Ltd.	1,700	9,117
KOMEDA Holdings Company, Ltd.	2,000	38,768
Komeri Company, Ltd.	1,500	32,790
Komori Corp.	2,300	23,302
Kondotec, Inc.	1,300	13,077
Konica Minolta, Inc.	14,200	61,773
Konishi Company, Ltd.	3,100	26,345
Konoike Transport Company, Ltd.	1,700	35,671
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kose Corp.	600	$20,087
Koshidaka Holdings Company, Ltd.	1,500	11,713
Kotobuki Spirits Company, Ltd.	2,500	29,280
Kraftia Corp.	300	14,754
Krosaki Harima Corp.	500	13,231
KRS Corp.	1,100	20,124
K's Holdings Corp.	5,700	58,860
Kumagai Gumi Company, Ltd.	5,200	51,365
Kumiai Chemical Industry Company, Ltd.	3,400	15,288
Kura Sushi, Inc.	1,100	22,774
Kurabo Industries, Ltd.	300	16,248
Kuraray Company, Ltd.	5,000	50,722
Kureha Corp.	1,500	39,080
Kurimoto, Ltd.	1,000	10,667
Kusuri no Aoki Holdings Company, Ltd.	2,100	62,753
KYB Corp.	2,000	57,070
Kyodo Printing Company, Ltd.	2,000	20,164
Kyoei Steel, Ltd.	300	4,690
Kyokuto Kaihatsu Kogyo Company, Ltd.	900	17,978
Kyokuyo Company, Ltd.	700	21,782
Kyorin Pharmaceutical Company, Ltd.	1,900	18,649
Kyoritsu Maintenance Company, Ltd.	2,800	49,913
Kyosan Electric Manufacturing Company, Ltd.	2,000	7,795
Kyushu Financial Group, Inc.	6,300	40,916
LA Holdings Company, Ltd.	200	10,675
LEC, Inc.	1,600	10,715
Leopalace21 Corp.	6,400	26,886
Life Corp.	1,600	26,148
Lifedrink Company, Inc.	1,600	17,723
LIFULL Company, Ltd.	3,800	4,316
Link And Motivation, Inc.	2,300	7,518
Lintec Corp.	1,900	53,608
Lion Corp.	3,600	37,869
Litalico, Inc.	1,300	10,717
M&A Capital Partners Company, Ltd.	1,000	21,495
Mabuchi Motor Company, Ltd.	6,400	58,860
Macnica Holdings, Inc.	1,300	19,928
Maeda Kosen Company, Ltd.	2,200	27,858
Maezawa Kasei Industries Company, Ltd.	1,100	15,455
Maezawa Kyuso Industries Company, Ltd.	1,800	18,178
Makino Milling Machine Company, Ltd.	800	56,355
Management Solutions Company, Ltd.	1,300	11,452
Mandom Corp.	1,600	27,744
Mani, Inc.	3,500	32,440
MarkLines Company, Ltd.	400	3,849
Mars Group Holdings Corp.	700	14,297
Marubun Corp.	200	1,665
Marudai Food Company, Ltd.	1,600	22,453
Maruha Nichiro Corp.	4,200	34,495
Maruichi Steel Tube, Ltd.	8,100	74,997
MARUKA FURUSATO Corp. (C)	700	10,081
Marvelous, Inc.	1,400	4,536
Matsuda Sangyo Company, Ltd.	500	16,830
Matsui Securities Company, Ltd.	4,900	26,745
Matsuyafoods Holdings Company, Ltd.	200	8,283
Max Company, Ltd.	700	30,972
Maxell, Ltd.	2,200	33,731
Maxvalu Tokai Company, Ltd.	1,100	26,033
MCJ Company, Ltd.	3,200	32,939
MEC Company, Ltd.	700	22,801
Media Do Company, Ltd.	600	6,880
Medikit Company, Ltd.	500	9,652
Medley, Inc. (A)	800	12,029
Megmilk Snow Brand Company, Ltd.	1,400	28,888

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Meidensha Corp.	800	$28,490
Meiko Electronics Company, Ltd.	600	41,037
MEITEC Group Holdings, Inc.	2,000	45,278
Meito Company, Ltd.	900	13,861
Menicon Company, Ltd.	2,500	25,520
Mercari, Inc. (A)	2,600	52,348
METAWATER Company, Ltd.	1,600	34,325
Micronics Japan Company, Ltd.	800	35,999
Midac Holdings Company, Ltd.	500	6,129
Mie Kotsu Group Holdings, Inc.	3,700	12,757
Milbon Company, Ltd.	912	14,155
MIRAIT ONE Corp.	4,240	94,926
Mirarth Holdings, Inc.	6,300	15,542
Miroku Jyoho Service Company, Ltd.	700	8,892
Mitani Corp.	2,000	29,311
Mitani Sekisan Company, Ltd.	400	20,920
Mitsuba Corp.	2,300	15,366
Mitsubishi Logisnext Company, Ltd.	1,000	9,814
Mitsubishi Logistics Corp.	2,800	21,391
Mitsubishi Materials Corp.	3,900	91,535
Mitsubishi Paper Mills, Ltd.	2,600	10,862
Mitsubishi Pencil Company, Ltd.	1,500	20,809
Mitsubishi Research Institute, Inc.	500	15,921
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	11,987
Mitsui DM Sugar Company, Ltd.	1,000	21,272
Mitsui High-Tec, Inc.	2,500	12,121
Mitsui Matsushima Holdings Company, Ltd.	1,500	13,506
Mitsui-Soko Holdings Company, Ltd.	2,700	64,183
Mitsuuroko Group Holdings Company, Ltd.	1,900	26,743
Miura Company, Ltd.	1,800	34,960
Mixi, Inc.	1,800	31,298
Mizuho Leasing Company, Ltd.	4,000	36,075
Mizuno Corp.	1,200	23,710
Mochida Pharmaceutical Company, Ltd.	900	20,315
Morinaga & Company, Ltd.	3,000	50,837
Morinaga Milk Industry Company, Ltd.	3,000	71,323
Morita Holdings Corp.	2,200	38,778
MOS Food Services, Inc.	1,000	27,125
MrMax Holdings, Ltd.	1,700	8,746
m-up Holdings, Inc.	4,000	23,143
Musashi Seimitsu Industry Company, Ltd.	1,600	26,083
Nachi-Fujikoshi Corp.	600	16,665
Nafco Company, Ltd.	1,100	15,597
Nagano Keiki Company, Ltd.	800	12,394
Nagase & Company, Ltd.	3,000	73,045
Nagoya Railroad Company, Ltd.	6,500	69,810
Nakamuraya Company, Ltd.	300	5,882
Nakanishi, Inc.	2,600	32,921
Nakayama Steel Works, Ltd.	1,100	4,322
Namura Shipbuilding Company, Ltd.	1,152	26,003
Nankai Electric Railway Company, Ltd.	3,000	56,954
Natori Company, Ltd.	700	8,507
NEC Capital Solutions, Ltd.	800	20,598
Neturen Company, Ltd.	2,300	18,727
Nextage Company, Ltd.	1,900	33,568
Nice Corp.	600	7,430
Nichias Corp.	2,300	99,386
Nichiban Company, Ltd.	700	8,916
Nichicon Corp.	600	6,282
Nichiden Corp.	600	9,767
Nichiha Corp.	1,200	25,035
Nichirei Corp.	4,600	54,688
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nichireki Group Company, Ltd.	1,200	$18,708
Nichirin Company, Ltd.	1,040	24,526
Nifco, Inc.	800	24,777
Nihon Dempa Kogyo Company, Ltd.	2,500	16,293
Nihon Flush Company, Ltd.	1,000	5,319
Nihon House Holdings Company, Ltd.	1,000	2,035
Nihon Kagaku Sangyo Company, Ltd.	1,000	15,735
Nihon M&A Center Holdings, Inc.	9,700	44,539
Nihon Parkerizing Company, Ltd.	3,900	35,490
Nihon Tokushu Toryo Company, Ltd.	1,000	14,912
Nikkiso Company, Ltd.	2,100	21,331
Nikkon Holdings Company, Ltd.	4,400	95,828
Nippn Corp.	1,600	24,320
Nippon Air Conditioning Services Company, Ltd.	1,600	13,176
Nippon Beet Sugar Manufacturing Company, Ltd.	900	21,975
Nippon Carbon Company, Ltd.	500	14,094
Nippon Chemical Industrial Company, Ltd.	700	12,421
Nippon Chemi-Con Corp. (A)	1,100	10,170
Nippon Coke & Engineering Company, Ltd. (A)	18,000	12,412
Nippon Concrete Industries Company, Ltd.	2,600	5,522
Nippon Denko Company, Ltd.	6,530	14,933
Nippon Densetsu Kogyo Company, Ltd.	2,100	44,476
Nippon Electric Glass Company, Ltd.	2,200	86,496
Nippon Gas Company, Ltd.	4,300	81,547
Nippon Hume Corp. (C)	4,000	38,730
Nippon Kayaku Company, Ltd.	5,300	56,909
Nippon Kodoshi Corp.	800	17,509
Nippon Light Metal Holdings Company, Ltd.	2,820	45,893
Nippon Paper Industries Company, Ltd.	4,600	34,137
Nippon Parking Development Company, Ltd.	8,400	13,887
Nippon Rietec Company, Ltd.	300	4,358
Nippon Seiki Company, Ltd.	1,300	18,118
Nippon Sharyo, Ltd.	600	14,493
Nippon Sheet Glass Company, Ltd. (A)	4,100	15,449
Nippon Shinyaku Company, Ltd.	1,800	64,862
Nippon Shokubai Company, Ltd.	3,200	40,994
Nippon Signal Company, Ltd.	3,000	25,081
Nippon Soda Company, Ltd.	1,200	27,759
Nippon Thompson Company, Ltd.	4,700	24,539
Nippon Yakin Kogyo Company, Ltd.	300	8,658
Nipro Corp.	6,700	63,245
Nishikawa Rubber Company, Ltd.	1,600	32,860
Nishimatsu Construction Company, Ltd.	1,500	54,773
Nishi-Nippon Financial Holdings, Inc.	3,900	80,005
Nishi-Nippon Railroad Company, Ltd.	2,400	42,788
Nishio Holdings Company, Ltd.	800	24,189
Nissan Shatai Company, Ltd.	3,400	21,994
Nissei ASB Machine Company, Ltd.	500	20,033
Nissei Plastic Industrial Company, Ltd.	1,600	9,000
Nissha Company, Ltd.	2,300	18,364
Nisshinbo Holdings, Inc.	4,768	39,997
Nisso Holdings Company, Ltd.	2,400	10,923
Nissui Corp.	9,200	67,100
Nitta Corp.	800	21,535
Nittetsu Mining Company, Ltd.	3,000	42,861
Nitto Kogyo Corp.	600	15,776
Nitto Kohki Company, Ltd.	1,000	11,758
Nitto Seiko Company, Ltd.	1,700	7,707
Noevir Holdings Company, Ltd.	800	23,397
Nojima Corp.	9,600	72,924

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
NOK Corp.	900	$16,151
Noritake Company, Ltd.	500	18,255
Noritsu Koki Company, Ltd.	3,000	35,613
Noritz Corp.	2,100	26,700
North Pacific Bank, Ltd.	12,900	69,783
NPR-RIKEN Corp.	1,200	27,707
NS Tool Company, Ltd.	800	4,461
NS United Kaiun Kaisha, Ltd.	100	3,894
NSD Company, Ltd.	2,200	48,653
NSK, Ltd.	7,100	44,301
NTN Corp.	18,400	43,235
Obara Group, Inc.	600	14,676
Ohsho Food Service Corp.	600	12,302
Oiles Corp.	1,380	20,726
Okabe Company, Ltd.	2,600	16,009
Okamoto Industries, Inc.	600	20,953
Okamura Corp.	2,000	29,263
Okasan Securities Group, Inc.	7,000	33,676
Oki Electric Industry Company, Ltd.	3,000	38,162
Okinawa Cellular Telephone Company	1,600	28,923
Okinawa Financial Group, Inc.	1,140	34,635
OKUMA Corp.	2,200	50,980
Okumura Corp.	1,200	47,486
Okuwa Company, Ltd.	1,000	5,399
Onoken Company, Ltd.	1,500	13,679
Onward Holdings Company, Ltd.	2,400	11,257
Open Up Group, Inc.	1,200	14,127
Optex Group Company, Ltd.	1,900	31,041
Optim Corp. (A)	700	2,254
Optorun Company, Ltd.	1,100	13,411
Orient Corp.	3,180	21,617
Oriental Shiraishi Corp.	7,600	20,106
Oro Company, Ltd.	700	9,380
Osaka Organic Chemical Industry, Ltd.	800	20,494
Osaka Steel Company, Ltd.	700	12,410
Osaki Electric Company, Ltd.	3,000	23,816
OSG Corp.	3,900	56,932
Oyo Corp.	1,300	23,288
Pacific Industrial Company, Ltd.	700	14,433
Pacific Metals Company, Ltd.	1,100	15,933
PAL GROUP Holdings Company, Ltd.	2,800	36,282
PALTAC Corp.	1,200	36,991
Park24 Company, Ltd.	4,200	56,011
Pasona Group, Inc.	1,300	16,769
Penta-Ocean Construction Company, Ltd.	9,900	99,849
PIA Corp. (A)	500	8,475
Pickles Holdings Company, Ltd.	800	6,755
Pigeon Corp.	5,500	56,542
PILLAR Corp.	500	15,309
Pilot Corp.	1,200	37,405
Piolax, Inc.	1,200	13,283
PKSHA Technology, Inc. (A)	500	11,199
Pole To Win Holdings, Inc.	2,000	4,162
Premium Group Company, Ltd.	900	11,164
Premium Water Holdings, Inc.	400	8,396
Press Kogyo Company, Ltd.	2,500	12,968
Prestige International, Inc.	5,000	23,240
Prima Meat Packers, Ltd.	1,500	25,516
Procrea Holdings, Inc.	2,344	32,609
Pronexus, Inc.	600	4,388
PS Construction Company, Ltd.	800	14,626
Punch Industry Company, Ltd.	1,300	4,070
QB Net Holdings Company, Ltd.	1,800	15,998
Qol Holdings Company, Ltd.	1,400	19,126
Quick Company, Ltd.	2,400	14,070
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Raccoon Holdings, Inc.	800	$3,304
Raito Kogyo Company, Ltd.	1,300	28,086
Raiznext Corp.	2,000	31,092
Raksul, Inc. (A)	1,200	13,503
Rakus Company, Ltd.	2,400	15,932
Rasa Industries, Ltd.	600	24,009
Relo Group, Inc.	2,800	30,639
Rengo Company, Ltd.	8,600	66,729
RENOVA, Inc. (A)	1,400	6,111
Resorttrust, Inc.	4,800	60,056
Retail Partners Company, Ltd.	300	2,571
Rheon Automatic Machinery Company, Ltd.	1,500	13,934
Ricoh Leasing Company, Ltd.	800	29,828
Riken Keiki Company, Ltd.	700	14,312
Riken Vitamin Company, Ltd.	1,400	26,493
Rion Company, Ltd.	500	8,380
Riso Kyoiku Group Corp.	3,400	4,368
Rock Field Company, Ltd.	1,000	8,592
Rokko Butter Company, Ltd.	600	4,580
Roland Corp.	700	15,959
Rorze Corp.	2,500	35,837
Round One Corp.	5,500	39,270
Royal Holdings Company, Ltd. (C)	1,200	10,084
Ryobi, Ltd.	1,400	24,515
Ryoden Corp.	800	18,428
Ryoyo Ryosan Holdings, Inc.	500	9,903
S Foods, Inc.	900	15,629
S&B Foods, Inc.	700	17,995
Sac's Bar Holdings, Inc.	600	2,946
Saibu Gas Holdings Company, Ltd.	1,500	21,594
Saizeriya Company, Ltd.	800	27,934
Sakai Chemical Industry Company, Ltd.	100	2,033
Sakai Moving Service Company, Ltd.	1,000	18,287
Sakata INX Corp.	1,200	18,161
Sakata Seed Corp.	500	13,640
Sala Corp.	3,000	21,719
San-A Company, Ltd.	1,400	26,482
San-Ai Obbli Company, Ltd.	2,700	36,468
Sangetsu Corp.	2,100	41,736
Sanken Electric Company, Ltd. (A)	900	33,164
Sanki Engineering Company, Ltd.	1,200	43,953
Sankyo Frontier Company, Ltd.	600	8,145
Sankyo Seiko Company, Ltd.	3,200	14,285
Sankyo Tateyama, Inc.	2,500	10,152
Sankyu, Inc.	1,000	54,047
Sanoh Industrial Company, Ltd.	1,900	10,407
Sansan, Inc. (A)	1,500	16,595
Sanshin Electronics Company, Ltd.	700	13,977
Sanyo Chemical Industries, Ltd.	600	20,003
Sanyo Denki Company, Ltd.	1,200	32,163
Sanyo Electric Railway Company, Ltd.	1,600	21,297
Sanyo Shokai, Ltd.	700	17,382
Sanyo Trading Company, Ltd.	1,200	11,435
Sato Corp.	1,700	26,061
Sawai Group Holdings Company, Ltd.	4,500	67,718
SBI ARUHI Corp.	500	2,871
SBS Holdings, Inc.	900	21,687
Scroll Corp.	2,300	19,673
Seika Corp.	1,500	22,754
Seikagaku Corp.	1,700	7,713
Seikitokyu Kogyo Company, Ltd.	1,600	16,837
Seiko Group Corp.	1,400	65,131
Seino Holdings Company, Ltd.	1,400	21,052
Seiren Company, Ltd.	1,900	37,064

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sekisui Jushi Corp.	1,600	$21,780
Sekisui Kasei Company, Ltd.	2,500	6,375
Senko Group Holdings Company, Ltd.	4,700	58,601
Senshu Electric Company, Ltd.	600	20,609
Senshu Ikeda Holdings, Inc.	8,000	40,424
Senshukai Company, Ltd. (A)(C)	3,300	4,314
Seria Company, Ltd.	2,100	46,510
Seven Bank, Ltd.	20,300	39,511
Sharp Corp. (A)	7,200	35,416
Shibaura Machine Company, Ltd.	600	16,416
Shibaura Mechatronics Corp.	300	36,252
Shibuya Corp.	800	17,611
SHIFT, Inc. (A)	4,500	28,122
Shikibo, Ltd.	1,100	7,329
Shikoku Electric Power Company, Inc.	5,200	51,555
Shikoku Kasei Holdings Corp.	1,700	29,852
Shima Seiki Manufacturing, Ltd.	1,200	7,735
Shimadaya Corp.	500	5,593
Shinagawa Refra Company, Ltd.	2,100	28,353
Shindengen Electric Manufacturing Company, Ltd.	500	10,750
Shin-Etsu Polymer Company, Ltd.	1,900	24,328
Shinko Shoji Company, Ltd.	1,900	12,948
Shinmaywa Industries, Ltd.	2,400	29,356
Shinnihon Corp.	600	7,802
Shinwa Company, Ltd.	700	13,876
Ship Healthcare Holdings, Inc.	2,600	43,564
Shizuoka Gas Company, Ltd.	2,500	19,182
SHO-BOND Holdings Company, Ltd.	4,000	33,849
Shoei Company, Ltd.	1,600	18,170
Showa Sangyo Company, Ltd.	1,000	19,241
SIGMAXYZ Holdings, Inc.	3,600	18,983
Siix Corp.	1,600	13,376
Sinanen Holdings Company, Ltd.	500	20,110
Sinfonia Technology Company, Ltd.	700	40,576
Sinko Industries, Ltd.	1,900	17,172
Sintokogio, Ltd.	1,900	13,178
SKY Perfect JSAT Holdings, Inc.	5,600	71,569
Smaregi, Inc. (A)(C)	400	7,819
SMK Corp.	300	5,052
SMS Company, Ltd.	1,600	13,778
Socionext, Inc.	4,600	64,449
Sodick Company, Ltd.	2,400	14,737
Softcreate Holdings Corp.	1,400	19,324
Software Service, Inc.	200	17,315
Soken Chemical & Engineering Company, Ltd.	1,600	26,860
Solasto Corp.	3,200	17,319
Sotetsu Holdings, Inc.	3,500	62,945
Sparx Group Company, Ltd.	1,480	15,323
S-Pool, Inc.	5,000	8,688
SRA Holdings	600	20,128
SRE Holdings Corp.	400	8,518
ST Corp.	700	6,773
St. Marc Holdings Company, Ltd.	800	13,755
Star Mica Holdings Company, Ltd.	2,200	19,056
Starts Corp., Inc.	1,300	39,770
Starzen Company, Ltd.	1,800	14,421
Strike Company, Ltd.	700	18,248
Studio Alice Company, Ltd.	900	11,575
Sugimoto & Company, Ltd.	1,400	12,505
SUMCO Corp.	8,000	73,188
Sumida Corp.	1,600	11,704
Suminoe Company, Ltd.	1,000	7,995
Sumitomo Heavy Industries, Ltd.	1,200	31,824
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Osaka Cement Company, Ltd.	1,500	$36,450
Sumitomo Rubber Industries, Ltd.	3,400	52,560
Sumitomo Seika Chemicals Company, Ltd.	500	17,240
Sun Frontier Fudousan Company, Ltd.	1,000	15,313
Suruga Bank, Ltd.	3,600	39,261
Suzuken Company, Ltd.	900	35,221
SWCC Corp.	1,200	79,139
Systena Corp.	12,200	40,108
Syuppin Company, Ltd.	1,200	8,811
T Hasegawa Company, Ltd.	600	10,817
Tachibana Eletech Company, Ltd.	1,360	26,687
Tachi-S Company, Ltd.	600	7,985
Tadano, Ltd.	5,000	33,946
Taihei Dengyo Kaisha, Ltd.	1,800	24,878
Taiho Kogyo Company, Ltd.	1,200	6,257
Taikisha, Ltd.	1,800	37,953
Taisei Lamick Group Head Quarter & Innovation Company, Ltd.	500	8,469
Taiyo Holdings Company, Ltd.	4,000	121,621
Taiyo Yuden Company, Ltd.	3,900	88,106
Takamatsu Construction Group Company, Ltd.	1,000	25,677
Takaoka Toko Company, Ltd.	700	17,364
Takara Bio, Inc.	2,100	10,645
Takara Holdings, Inc.	5,700	58,355
Takara Standard Company, Ltd.	2,200	41,017
Takasago International Corp.	2,000	18,846
Takashimaya Company, Ltd.	3,900	40,908
Takeuchi Manufacturing Company, Ltd.	1,000	43,058
Tama Home Company, Ltd.	200	4,572
Tamron Company, Ltd.	4,800	31,721
Tamura Corp.	600	2,326
Tanseisha Company, Ltd.	1,100	11,048
Tayca Corp.	1,500	11,844
TDC Soft, Inc.	2,400	20,914
TechMatrix Corp.	2,000	29,786
Teijin, Ltd.	5,400	46,789
Teikoku Sen-I Company, Ltd.	1,200	25,278
Tekken Corp.	800	23,194
Tess Holdings Company, Ltd.	2,400	5,369
The 77 Bank, Ltd.	1,600	77,048
The Akita Bank, Ltd.	1,100	28,225
The Awa Bank, Ltd.	900	25,176
The Bank of Iwate, Ltd.	1,100	36,469
The Bank of Nagoya, Ltd.	1,500	41,628
The Bank of Saga, Ltd.	1,000	25,824
The Chiba Kogyo Bank, Ltd.	1,500	16,201
The Chugoku Electric Power Company, Inc.	7,900	50,257
The Ehime Bank, Ltd.	2,100	19,995
The First Bank of Toyama, Ltd.	2,800	32,502
The Hyakugo Bank, Ltd.	9,600	70,245
The Hyakujushi Bank, Ltd.	800	34,018
The Keiyo Bank, Ltd.	4,400	46,811
The Kita-Nippon Bank, Ltd.	700	20,200
The Kiyo Bank, Ltd.	2,300	47,986
The Miyazaki Bank, Ltd.	1,000	41,689
The Monogatari Corp.	1,200	33,757
The Musashino Bank, Ltd.	900	27,962
The Nanto Bank, Ltd.	800	30,396
The Nisshin Oillio Group, Ltd.	1,200	40,215
The Ogaki Kyoritsu Bank, Ltd.	1,600	47,934
The Oita Bank, Ltd.	900	37,191
The Okinawa Electric Power Company, Inc.	1,990	14,186

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Pack Corp.	2,400	$19,788
The San-In Godo Bank, Ltd.	4,300	40,872
The Shiga Bank, Ltd.	1,700	77,893
The Shikoku Bank, Ltd.	2,800	31,458
The Shimizu Bank, Ltd.	500	7,745
The Sumitomo Warehouse Company, Ltd.	1,824	41,384
The Tochigi Bank, Ltd.	8,000	37,093
The Toho Bank, Ltd.	12,000	41,458
The Tohoku Bank, Ltd.	400	3,657
The Tottori Bank, Ltd.	400	3,955
The Towa Bank, Ltd.	2,900	19,914
The Yamagata Bank, Ltd.	2,000	24,672
The Yamanashi Chuo Bank, Ltd.	700	18,043
Tigers Polymer Corp.	1,000	6,288
TKC Corp.	1,300	35,801
Toa Corp. (Hyogo)	1,400	14,348
Toa Corp. (Tokyo)	1,300	23,527
Toagosei Company, Ltd.	4,300	45,130
Tobishima Holdings, Inc.	720	10,830
Tobu Railway Company, Ltd.	800	13,478
TOC Company, Ltd.	3,400	18,388
Tocalo Company, Ltd.	1,400	19,904
Toda Corp.	8,400	67,973
Toda Kogyo Corp. (A)	300	2,200
Toei Company, Ltd.	500	17,444
Toenec Corp.	3,000	37,059
Toho Company, Ltd.	600	14,937
Toho Gas Company, Ltd.	1,300	38,745
Toho Holdings Company, Ltd.	1,300	38,722
Toho Titanium Company, Ltd.	1,300	10,979
Toho Zinc Company, Ltd. (A)	800	5,276
Tokai Carbon Company, Ltd.	6,700	41,466
Tokai Corp.	1,200	19,262
TOKAI Holdings Corp.	4,000	27,609
Tokai Rika Company, Ltd.	2,600	51,858
Tokai Tokyo Financial Holdings, Inc.	8,400	36,863
Token Corp.	210	19,664
Tokushu Tokai Paper Company, Ltd.	1,800	18,155
Tokuyama Corp.	1,800	47,370
Tokyo Base Company, Ltd.	900	2,651
Tokyo Electron Device, Ltd.	600	13,033
Tokyo Energy & Systems, Inc.	2,000	23,454
Tokyo Kiraboshi Financial Group, Inc.	1,136	63,120
Tokyo Rope Manufacturing Company, Ltd.	200	2,075
Tokyo Seimitsu Company, Ltd.	1,300	92,163
Tokyo Steel Manufacturing Company, Ltd.	700	6,600
Tokyo Tekko Company, Ltd.	400	15,782
Tokyo Theatres Company, Inc.	900	8,757
Tokyotokeiba Company, Ltd.	600	21,760
Tokyu Construction Company, Ltd.	3,900	32,599
Tomato Bank, Ltd.	1,100	10,424
Tomoku Company, Ltd.	500	11,276
TOMONY Holdings, Inc.	5,200	26,029
Tomy Company, Ltd.	2,900	51,089
Topre Corp.	700	10,600
Topy Industries, Ltd.	700	13,850
Torex Semiconductor, Ltd.	700	6,440
Toridoll Holdings Corp.	1,200	32,452
Torishima Pump Manufacturing Company, Ltd.	900	11,606
Tosei Corp.	3,200	35,072
Toshiba TEC Corp.	1,100	19,298
Tosho Company, Ltd.	1,300	6,467
Totetsu Kogyo Company, Ltd.	1,000	29,016
Towa Pharmaceutical Company, Ltd.	1,500	34,833
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toyo Denki Seizo KK	600	$8,104
Toyo Gosei Company, Ltd.	300	13,508
Toyo Kanetsu KK	800	12,682
Toyo Tanso Company, Ltd.	1,000	30,818
Toyo Wharf & Warehouse Company, Ltd.	600	6,545
Toyobo Company, Ltd.	4,093	32,932
Toyoda Gosei Company, Ltd.	2,000	50,421
Toyota Boshoku Corp.	2,100	33,788
TPR Company, Ltd.	2,800	23,089
Transaction Company, Ltd.	3,400	23,848
Transcosmos, Inc.	800	19,815
Tri Chemical Laboratories, Inc.	500	8,620
Trusco Nakayama Corp.	2,200	33,810
TS Tech Company, Ltd.	3,100	36,484
TSI Holdings Company, Ltd.	1,870	12,477
Tsubaki Nakashima Company, Ltd. (A)	2,300	5,188
Tsubakimoto Chain Company	3,600	53,158
Tsuburaya Fields Holdings, Inc.	2,100	24,802
Tsugami Corp.	1,600	29,402
Tsukishima Holdings Company, Ltd.	2,000	36,047
Tsukuba Bank, Ltd.	5,700	15,153
Tsumura & Company	2,600	67,525
Tsurumi Manufacturing Company, Ltd.	2,000	27,412
TV Asahi Holdings Corp.	500	10,640
UACJ Corp.	4,012	54,343
UBE Corp.	3,000	49,266
Ubicom Holdings, Inc.	500	3,326
Uchida Yoko Company, Ltd.	400	27,354
Ulvac, Inc.	1,100	49,824
U-Next Holdings Company, Ltd.	1,500	19,152
Unipres Corp.	200	1,640
United Arrows, Ltd.	1,600	25,105
United Super Markets Holdings, Inc.	2,838	16,355
UNITED, Inc.	2,600	8,266
Universal Entertainment Corp. (A)	1,200	6,094
Ushio, Inc.	2,600	41,608
UT Group Company, Ltd.	22,500	28,512
V Technology Company, Ltd.	400	7,598
Valor Holdings Company, Ltd.	1,700	36,576
Valqua, Ltd.	1,000	25,908
Value HR Company, Ltd. (C)	1,200	12,184
ValueCommerce Company, Ltd.	900	3,824
Vector, Inc.	800	6,122
Vertex Corp.	2,200	18,374
Vision, Inc.	3,300	27,254
Visional, Inc. (A)	900	57,524
Vital KSK Holdings, Inc.	2,100	18,365
VT Holdings Company, Ltd.	6,600	22,593
Wacoal Holdings Corp.	400	11,286
Wacom Company, Ltd.	2,700	13,997
Wakachiku Construction Company, Ltd.	900	27,411
Wakita & Company, Ltd.	2,300	28,331
Warabeya Nichiyo Holdings Company, Ltd.	900	18,853
Watahan & Company, Ltd.	600	5,680
WDB Holdings Company, Ltd.	700	7,232
Weathernews, Inc.	600	15,096
Wellneo Sugar Company, Ltd.	1,100	19,831
West Holdings Corp.	716	6,968
Will Group, Inc.	1,200	9,161
WingArc1st, Inc.	200	4,647
World Company, Ltd.	700	13,820
World Holdings Company, Ltd.	600	9,909
Wowow, Inc.	600	5,547
Yahagi Construction Company, Ltd.	2,000	29,766

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
YAKUODO Holdings Company, Ltd.	700	$9,676
YAMABIKO Corp.	800	15,197
YAMADA Consulting Group Company, Ltd.	1,100	12,407
Yamae Group Holdings Company, Ltd.	1,000	16,179
Yamaguchi Financial Group, Inc.	3,000	40,725
Yamazen Corp.	1,900	18,032
Yasuda Logistics Corp.	1,400	19,708
Yellow Hat, Ltd.	2,400	25,129
Yodoko, Ltd.	2,500	21,727
Yokogawa Bridge Holdings Corp.	1,000	19,317
Yokorei Company, Ltd.	2,900	23,404
Yokowo Company, Ltd.	1,200	17,285
Yomeishu Seizo Company, Ltd.	500	17,470
Yondoshi Holdings, Inc.	1,300	14,832
Yonex Company, Ltd.	2,100	44,481
Yorozu Corp.	1,800	11,551
Yoshinoya Holdings Company, Ltd.	2,500	48,915
Yuasa Trading Company, Ltd.	700	23,857
Yukiguni Factory Company, Ltd.	1,000	6,716
Yurtec Corp.	2,000	35,171
Yushiro, Inc.	1,100	19,684
Zacros Corp.	3,200	23,624
Zenkoku Hosho Company, Ltd.	2,400	47,842
Zenrin Company, Ltd.	1,950	13,122
Zeon Corp.	3,800	43,491
ZERIA Pharmaceutical Company, Ltd.	1,200	16,064
ZIGExN Company, Ltd.	1,800	5,524
		24,499,123
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	587	62,068
VP Bank AG, Class A	188	19,973
		82,041
Luxembourg - 0.5%
APERAM SA	1,921	79,337
Aroundtown SA (A)	34,053	105,427
Befesa SA (D)	1,789	61,826
d'Amico International Shipping SA	3,434	19,973
Eurofins Scientific SE	1,739	127,170
Grand City Properties SA (A)	2,964	34,173
RTL Group SA (C)	1,577	63,484
SES SA	17,182	111,120
Sword Group	278	11,713
		614,223
Macau - 0.0%
MECOM Power and Construction, Ltd. (A)	87,750	1,525
Wynn Macau, Ltd.	29,200	22,322
		23,847
Malaysia - 0.0%
Frencken Group, Ltd.	15,400	16,473
Mauritius - 0.0%
Capital, Ltd.	9,014	13,880
Mongolia - 0.0%
Mongolian Mining Corp. (A)	12,000	16,247
Netherlands - 2.4%
Aalberts NV	2,473	81,517
Acomo NV	876	25,058
Aegon, Ltd.	3,068	23,858
Aegon, Ltd., NYRS	13,476	103,900
Akzo Nobel NV	3,257	226,623
Alfen N.V. (A)(D)	681	8,412
AMG Critical Materials NV	1,350	44,974
Arcadis NV	2,707	112,918
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Argo Properties NV (A)	283	$11,533
Basic-Fit NV (A)(D)	2,099	72,869
BE Semiconductor Industries NV	1,215	189,948
Brunel International NV (C)	1,169	10,628
Corbion NV	1,806	39,366
CTP NV (D)	2,873	60,202
Flow Traders, Ltd. (A)	1,631	48,182
ForFarmers NV	2,398	12,453
Fugro NV	3,425	34,111
IMCD NV	1,458	132,331
Innoconcepts NV (A)(B)	10,527	0
Kendrion NV	1,244	20,414
Koninklijke BAM Groep NV	13,114	143,016
Koninklijke Heijmans NV	1,599	126,878
Koninklijke Vopak NV	2,696	120,132
Nedap NV	225	23,761
Pharming Group NV (A)	30,666	51,245
PostNL NV	17,290	21,509
PPHE Hotel Group, Ltd.	592	14,281
QIAGEN NV	2,056	93,500
QIAGEN NV (New York Stock Exchange) (C)	5,087	228,762
Randstad NV	3,405	129,271
SBM Offshore NV	5,505	158,390
SIF Holding NV (A)	588	4,654
Signify NV (D)	5,215	128,244
Sligro Food Group NV	1,151	13,646
TKH Group NV	1,628	69,800
TomTom NV (A)	3,258	20,893
Van Lanschot Kempen NV	1,307	81,030
		2,688,309
New Zealand - 0.4%
Air New Zealand, Ltd.	37,974	12,679
Channel Infrastructure NZ, Ltd.	12,625	21,230
Delegat Group, Ltd.	1,200	3,195
Fletcher Building, Ltd. (A)	8,100	17,148
Freightways Group, Ltd.	5,690	47,349
Genesis Energy, Ltd.	8,490	11,742
Gentrack Group, Ltd. (A)	3,060	14,818
Hallenstein Glasson Holdings, Ltd.	3,354	18,987
Heartland Group Holdings, Ltd.	31,010	20,888
Investore Property, Ltd.	15,094	9,929
KMD Brands, Ltd. (A)	25,838	4,256
NZME, Ltd.	13,259	8,669
NZX, Ltd.	18,453	16,573
Oceania Healthcare, Ltd. (A)	41,920	22,197
Pacific Edge, Ltd. (A)	27,936	2,977
PGG Wrightson, Ltd.	819	1,017
Ryman Healthcare, Ltd. (A)	14,665	24,472
Sanford, Ltd.	2,767	11,781
Scales Corp., Ltd.	5,176	17,776
Serko, Ltd. (A)	2,827	4,937
Skellerup Holdings, Ltd.	7,637	23,081
SKY Network Television, Ltd.	6,265	12,305
SKYCITY Entertainment Group, Ltd. (A)	29,610	15,335
Summerset Group Holdings, Ltd.	5,559	39,349
The Warehouse Group, Ltd. (A)	9,894	4,134
Tourism Holdings, Ltd.	7,292	10,810
TOWER, Ltd.	10,300	11,962
Turners Automotive Group, Ltd.	2,619	12,492
Vista Group International, Ltd. (A)	7,682	11,538
Vulcan Steel, Ltd.	2,932	13,550
		447,176
Norway - 0.7%
ABG Sundal Collier Holding ASA	24,237	19,793

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
AF Gruppen ASA	717	$13,355
Akastor ASA	6,104	6,722
Aker Solutions ASA	7,131	21,801
ArcticZymes Technologies ASA (A)	962	1,953
Atea ASA (A)	2,860	44,687
Axactor ASA (A)	14,729	11,381
B2 Impact ASA	8,867	16,011
BLUENORD ASA (A)	912	40,287
Bonheur ASA	1,411	35,109
Bouvet ASA	3,002	18,330
BW Offshore, Ltd.	4,568	20,417
Cloudberry Clean Energy ASA (A)	5,431	6,939
DNO ASA	18,710	29,527
Elkem ASA (A)(D)	6,721	20,267
Elmera Group ASA (D)	5,860	22,273
Elopak ASA	2,737	15,045
Europris ASA (D)	6,315	59,886
Grieg Seafood ASA (A)	2,264	17,446
Hexagon Composites ASA (A)	6,450	4,929
Hexagon Purus ASA (A)	2,213	315
Kid ASA (D)	1,128	15,104
Kitron ASA	9,158	65,967
LINK Mobility Group Holding ASA (A)	9,965	33,421
Medistim ASA	352	9,040
MPC Container Ships ASA	15,398	26,837
Multiconsult ASA (D)	554	9,726
Norske Skog ASA (A)(D)	1,815	3,049
Norwegian Air Shuttle ASA	11,101	19,136
Panoro Energy ASA (A)	3,699	7,402
Paratus Energy Services, Ltd.	4,712	20,525
Pareto Bank ASA	1,457	13,148
PhotoCure ASA (A)	2,625	18,535
SATS ASA (A)	5,362	21,521
Scatec ASA (A)(D)	4,993	52,488
Selvaag Bolig ASA	1,842	6,712
SmartCraft ASA (A)	4,384	10,844
Solstad Maritime Holding AS	1,586	2,873
Sparebanken More	1,230	14,260
TGS ASA	2,915	26,425
		803,486
Peru - 0.1%
Hochschild Mining PLC	21,070	144,850
Poland - 0.1%
InPost SA (A)	4,504	55,348
Portugal - 0.4%
Altri SGPS SA (C)	2,851	15,070
Banco Comercial Portugues SA	99,765	105,018
Corticeira Amorim SGPS SA	2,100	16,292
CTT-Correios de Portugal SA	4,239	36,963
Galp Energia SGPS SA	1,863	32,081
Mota-Engil SGPS SA	5,636	32,718
NOS SGPS SA	4,757	22,424
REN - Redes Energeticas Nacionais SGPS SA	14,895	56,295
Sonae SGPS SA	34,734	65,789
The Navigator Company SA	6,459	23,822
		406,472
Singapore - 1.2%
AEM Holdings, Ltd. (A)	9,191	12,252
ASMPT, Ltd.	6,800	67,728
Banyan Tree Holdings, Ltd.	19,800	9,616
Boustead Singapore, Ltd.	10,879	14,713
Bukit Sembawang Estates, Ltd.	11,000	40,895
Capitaland India Trust	50,467	47,860
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
China Aviation Oil Singapore Corp., Ltd.	14,400	$18,588
City Developments, Ltd.	7,300	45,406
ComfortDelGro Corp., Ltd.	69,000	79,362
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	5,541
CSE Global, Ltd.	38,129	29,132
Delfi, Ltd.	21,900	13,700
Ezion Holdings, Ltd. (A)(B)	131,300	0
Far East Orchard, Ltd.	5,140	4,959
First Resources, Ltd.	19,300	31,377
Fraser and Neave, Ltd.	8,600	9,833
Frasers Property, Ltd.	16,800	14,755
Gallant Venture, Ltd. (A)	71,000	4,844
Golden Agri-Resources, Ltd.	183,600	40,661
GuocoLand, Ltd.	10,400	17,467
Haw Par Corp., Ltd.	4,700	57,273
Ho Bee Land, Ltd.	11,400	19,592
Hong Fok Corp., Ltd.	20,100	12,893
Hong Leong Finance, Ltd.	12,900	26,286
Hyflux, Ltd. (A)(B)	24,000	0
iFAST Corp., Ltd.	3,400	25,150
IGG, Inc.	38,000	18,640
Indofood Agri Resources, Ltd.	25,000	7,196
Keppel Infrastructure Trust	112,549	42,865
Metro Holdings, Ltd.	31,600	12,169
Midas Holdings, Ltd. (A)(B)	86,000	0
Nanofilm Technologies International, Ltd.	6,500	2,951
NetLink NBN Trust	91,100	68,359
Oceanus Group, Ltd. (A)	1,035,500	3,195
Olam Group, Ltd.	28,200	21,033
OM Holdings, Ltd.	10,791	1,909
OUE, Ltd.	11,100	10,274
Oxley Holdings, Ltd. (A)(C)	27,222	1,861
Raffles Medical Group, Ltd.	35,758	28,363
Riverstone Holdings, Ltd.	32,900	22,251
SATS, Ltd.	8,800	26,048
SBS Transit, Ltd.	5,000	12,443
Seatrium, Ltd.	34,600	58,010
Sheng Siong Group, Ltd.	29,900	61,125
SIA Engineering Company, Ltd.	12,800	35,832
Singapore Land Group, Ltd.	7,100	17,323
Singapore Post, Ltd.	66,100	20,816
Stamford Land Corp., Ltd.	69,044	27,117
StarHub, Ltd.	25,600	22,305
Straits Trading Company, Ltd.	1,587	1,975
Swiber Holdings, Ltd. (A)(B)	15,000	0
The Hour Glass, Ltd.	10,100	17,672
Thomson Medical Group, Ltd. (A)	212,000	9,895
UMS Integration, Ltd.	22,800	25,133
UOB-Kay Hian Holdings, Ltd.	19,316	38,582
UOL Group, Ltd.	3,800	25,808
Venture Corp., Ltd.	7,100	83,528
Wing Tai Holdings, Ltd.	21,205	23,418
Yeo Hiap Seng, Ltd.	1,129	532
		1,398,511
South Africa - 0.2%
Investec PLC	4,643	34,464
Pan African Resources PLC	130,880	213,058
		247,522
Spain - 2.2%
Acciona SA	540	117,525
Acerinox SA	7,076	104,740
Aedas Homes SA (D)	426	11,937
Almirall SA	2,313	34,767
Amper SA (A)	153,222	30,404

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Atresmedia Corp. de Medios de Comunicacion SA	4,211	$24,087
Audax Renovables SA (A)	7,306	11,818
Bankinter SA	10,493	173,923
Caja de Ahorros del Mediterraneo (A)(B)	5,428	0
CIE Automotive SA	1,829	63,777
Construcciones y Auxiliar de Ferrocarriles SA	855	59,035
Corp ACCIONA Energias Renovables SA	1,077	28,263
Distribuidora Internacional de Alimentacion SA (A)	392	16,866
Ebro Foods SA	2,006	43,338
eDreams ODIGEO SA (A)	1,615	7,550
Elecnor SA	2,026	58,060
Enagas SA	9,373	144,850
Ence Energia y Celulosa SA (A)(C)	6,294	17,752
Ercros SA (A)	5,006	20,134
Faes Farma SA	11,446	69,209
Fluidra SA	2,959	80,165
Gestamp Automocion SA (D)	7,287	25,937
Global Dominion Access SA (D)	5,439	21,086
Grenergy Renovables SA (A)	573	57,798
Grifols SA	7,462	93,272
Grupo Empresarial San Jose SA	2,194	19,354
Iberpapel Gestion SA	66	1,538
Indra Sistemas SA (C)	3,472	197,367
Laboratorios Farmaceuticos Rovi SA	950	70,660
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	27,501	36,100
Logista Integral SA	1,957	69,202
Mapfre SA	16,941	85,013
Melia Hotels International SA	4,842	44,914
Neinor Homes SA (A)(D)	1,318	29,369
Obrascon Huarte Lain SA (A)	27,496	11,518
Pharma Mar SA (A)	409	35,843
Promotora de Informaciones SA, Class A (A)	11,711	4,875
Prosegur Cash SA (D)	24,667	18,342
Realia Business SA (A)	17,710	20,466
Redeia Corp. SA	4,192	74,730
Sacyr SA	13,421	60,763
Solaria Energia y Medio Ambiente SA (A)	2,636	56,027
Soltec Power Holdings SA (A)	2,101	2,494
Tecnicas Reunidas SA (A)	1,625	52,547
Tubacex SA	6,252	24,404
Unicaja Banco SA (D)	36,432	118,550
Vidrala SA	871	92,008
Viscofan SA	1,587	99,501
		2,541,878
Sweden - 2.6%
AcadeMedia AB (D)	3,665	39,279
AddLife AB, B Shares	2,462	42,318
AddNode Group AB	5,860	61,320
AFRY AB	3,857	62,434
Alimak Group AB (D)	3,056	47,986
Alleima AB	7,527	66,324
Alligo AB, Class B	2,270	31,514
Ambea AB (D)	3,505	53,634
Annehem Fastigheter AB, B Shares (A)	1,732	3,304
AQ Group AB	2,525	53,766
Arjo AB, B Shares	10,690	37,009
Attendo AB (D)	5,286	46,818
Beijer Alma AB	1,857	59,600
Bergman & Beving AB	902	31,557
Betsson AB, B Shares	2,862	45,680
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
BHG Group AB (A)	2,406	$8,328
Bilia AB, A Shares	2,411	35,081
Billerud AB	3,292	33,397
BioInvent International AB (A)	2,250	7,148
Bonava AB, B Shares (A)	9,969	11,917
Boozt AB (A)(D)	1,813	22,201
Bravida Holding AB (D)	1,969	19,127
BTS Group AB, B Shares	346	5,510
Bufab AB	4,360	47,396
Bulten AB	717	3,990
Bure Equity AB	1,400	37,229
Byggmax Group AB	3,711	22,061
Catella AB	2,217	6,842
Cellavision AB	999	17,041
Cibus Nordic Real Estate AB	1,681	26,809
Cint Group AB (A)	13,640	4,217
Clas Ohlson AB, B Shares	1,557	51,192
Cloetta AB, B Shares	10,640	46,647
Coor Service Management Holding AB (D)	5,027	26,790
Corem Property Group AB, B Shares	14,214	6,682
Corem Property Group AB, D Shares	408	10,616
CTT Systems AB (C)	566	12,205
Dios Fastigheter AB	5,109	36,314
Dometic Group AB (D)	3,643	18,367
Dustin Group AB (A)(D)	59,748	11,646
Dynavox Group AB (A)	2,821	31,157
Elanders AB, B Shares	1,468	10,814
Electrolux Professional AB, B Shares	9,620	67,612
Elekta AB, B Shares	7,054	43,140
Embracer Group AB (A)	3,216	21,057
Enea AB (A)	1,522	11,596
Fagerhult Group AB	2,581	11,567
Fastighets AB Trianon (A)	1,452	3,132
Fastighetsbolaget Emilshus AB, B Shares (A)	210	1,228
FastPartner AB, A Shares	2,697	13,862
Ferronordic AB (A)	318	1,498
G5 Entertainment AB	330	3,272
Granges AB	4,281	67,490
Green Landscaping Group AB (A)(D)	1,593	7,885
Heba Fastighets AB, Class B	4,570	15,191
Hemnet Group AB	1,308	24,454
Hexatronic Group AB (A)	6,047	15,004
HMS Networks AB (A)	323	14,622
Hoist Finance AB (D)	3,383	41,245
Humana AB	2,641	14,436
Instalco AB	7,730	21,650
Inwido AB	1,534	27,210
JM AB	2,484	37,353
Karnov Group AB (A)	2,737	29,740
K-fast Holding AB (A)	1,142	1,596
KNOW IT AB	1,459	18,672
Lime Technologies AB	558	17,334
Lindab International AB	2,753	61,875
Medcap AB (A)	576	34,300
MEKO AB	2,150	16,941
MIPS AB	434	16,561
Modern Times Group MTG AB, B Shares (A)	2,851	35,417
Momentum Group AB	1,535	25,501
NCAB Group AB (A)	2,891	14,961
NCC AB, B Shares	3,723	88,655
Nederman Holding AB	887	16,357
Net Insight AB, B Shares (A)	16,550	7,014
New Wave Group AB, B Shares	3,382	41,804

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Nobia AB (A)	26,704	$12,431
Nolato AB, B Shares	6,748	45,172
Note AB	776	15,248
NP3 Fastigheter AB	1,226	34,409
Nyfosa AB	6,996	56,294
OEM International AB, B Shares	2,670	42,071
Orron Energy AB (A)	7,422	3,702
Peab AB, Class B	4,540	41,869
Platzer Fastigheter Holding AB, Series B	3,454	27,903
Pricer AB, B Shares (A)	11,102	4,987
Proact IT Group AB	1,428	17,500
Ratos AB, B Shares	8,255	33,894
RaySearch Laboratories AB	2,452	60,306
Samhallsbyggnadsbolaget i Norden AB (A)	40,938	20,441
Scandi Standard AB	2,160	23,220
Scandic Hotels Group AB (D)	6,887	72,390
Sdiptech AB, Class B (A)	738	15,275
Sensys Gatso Group AB (A)	293	1,270
SkiStar AB	2,041	36,598
Solid Forsakring AB	623	5,830
Stendorren Fastigheter AB (A)	1,288	28,177
Stillfront Group AB (A)	19,809	13,879
Storskogen Group AB, Class B	39,199	49,401
Synsam AB	3,085	22,567
Systemair AB	3,796	35,775
TF Bank AB	638	11,272
Truecaller AB, Class B	9,962	20,710
VBG Group AB, B Shares	1,018	43,781
Viaplay Group AB (A)	12,648	1,236
Vitec Software Group AB, B Shares	1,147	38,382
Vitrolife AB	979	14,492
Volati AB	786	9,112
XANO Industri AB, Class B (A)	694	5,791
		3,009,884
Switzerland - 7.6%
Accelleron Industries AG	3,791	292,386
Adecco Group AG	6,476	186,509
Allreal Holding AG	643	165,471
ALSO Holding AG	172	46,423
APG SGA SA	84	22,247
Arbonia AG	2,962	19,541
Aryzta AG (A)	949	61,387
Ascom Holding AG	1,310	6,274
Autoneum Holding AG	130	27,431
Avolta AG (A)	2,343	138,190
Banque Cantonale de Geneve, Bearer Shares	1,420	44,030
Banque Cantonale Vaudoise	500	63,210
Barry Callebaut AG (C)	35	57,222
Belimo Holding AG	345	337,087
Bell Food Group AG	138	38,860
Bellevue Group AG	467	5,949
Berner Kantonalbank AG	246	96,090
BKW AG	494	104,783
Bossard Holding AG, Class A	248	48,739
Bucher Industries AG	282	130,149
Burckhardt Compression Holding AG	126	86,330
Burkhalter Holding AG	68	12,001
Bystronic AG	74	25,158
Calida Holding AG	19	285
Carlo Gavazzi Holding AG (A)	38	7,762
Cembra Money Bank AG	1,219	152,672
Cham Swiss Properties AG	199	5,854
Cicor Technologies, Ltd. (A)	89	14,187
Cie Financiere Tradition SA, Bearer Shares	105	37,870
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Clariant AG (A)	8,951	$80,070
Coltene Holding AG (A)	198	13,405
Daetwyler Holding AG, Bearer Shares	281	57,691
DKSH Holding AG	1,242	89,287
DocMorris AG (A)	2,460	18,306
dormakaba Holding AG	1,280	103,555
EFG International AG (A)	3,750	89,936
Emmi AG	86	79,607
Feintool International Holding AG (A)(C)	426	6,105
Fenix Outdoor International AG	225	11,696
Flughafen Zurich AG	824	260,849
Forbo Holding AG	39	42,676
Fundamenta Real Estate AG (A)	1,786	39,565
Galenica AG (D)	2,006	247,399
GAM Holding AG (A)	5,497	1,017
Georg Fischer AG	2,947	197,427
Gurit Holding AG, Bearer Shares (A)	220	3,203
Helvetia Baloise Holding AG	2,234	587,578
Hiag Immobilien Holding AG	237	35,452
Huber + Suhner AG	515	93,400
Hypothekarbank Lenzburg AG	3	15,286
Implenia AG	453	43,444
Inficon Holding AG	674	83,396
International Workplace Group PLC	36,159	112,737
Interroll Holding AG	30	83,007
Intershop Holding AG	270	55,953
Investis Holding SA	160	29,177
Jungfraubahn Holding AG	213	76,724
Kardex Holding AG	232	80,348
Komax Holding AG (A)	228	18,289
Kongsberg Automotive ASA (A)	23,611	4,849
Kudelski SA, Bearer Shares (A)	2,497	3,874
Landis+Gyr Group AG (A)	1,125	72,337
LEM Holding SA (A)	25	9,229
Luzerner Kantonalbank AG	728	85,030
Medacta Group SA (D)	308	60,538
medmix AG (D)	877	12,337
Metall Zug AG, B Shares	12	12,346
Mobilezone Holding AG	2,336	38,871
Mobimo Holding AG	295	136,145
Naturenergie Holding AG	979	40,077
Novavest Real Estate AG (A)	469	23,629
OC Oerlikon Corp. AG	8,368	33,823
Peach Property Group AG (A)	515	4,083
Phoenix Mecano AG	38	21,393
Plazza AG, Class A	68	35,591
PSP Swiss Property AG	1,955	353,731
Rieter Holding AG	4,628	18,514
Romande Energie Holding SA	850	46,609
Schweiter Technologies AG	58	18,406
SFS Group AG	738	100,400
Siegfried Holding AG (A)	1,743	163,619
SIG Group AG (A)	7,187	102,515
Softwareone Holding AG	2,860	32,511
Softwareone Holding AG (Oslo Stock Exchange) (A)	1,633	18,695
St. Galler Kantonalbank AG	106	76,326
Stadler Rail AG	1,523	38,501
Sulzer AG	758	139,948
Sunrise Communications AG, Class A	1,221	65,190
Swiss Prime Site AG	3,437	533,655
Swissquote Group Holding SA	445	270,175
Tecan Group AG	97	15,574
Temenos AG	2,248	223,568
The Swatch Group AG	785	33,821

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
The Swatch Group AG, Bearer Shares	451	$94,825
TX Group AG	146	30,344
Valiant Holding AG	616	117,180
VAT Group AG (D)	261	125,306
Vaudoise Assurances Holding SA	19	17,440
Vetropack Holding AG	822	22,717
Vontobel Holding AG	1,192	96,300
VZ Holding AG	568	106,594
V-ZUG Holding AG	120	6,357
Walliser Kantonalbank	203	34,360
Warteck Invest AG	10	24,647
Ypsomed Holding AG	166	68,294
Zehnder Group AG	250	25,515
Zug Estates Holding AG, B Shares	16	45,033
Zuger Kantonalbank AG, Bearer Shares	9	100,332
		8,651,836
Taiwan - 0.0%
FIT Hon Teng, Ltd. (A)(D)	49,000	31,078
United Kingdom - 10.6%
4imprint Group PLC	1,359	69,947
A.G. Barr PLC	2,692	22,613
Aberdeen Group PLC	54,216	149,579
Accesso Technology Group PLC (A)	2,349	10,485
Advanced Medical Solutions Group PLC	6,389	18,737
AEP Plantations PLC	1,225	22,559
AJ Bell PLC	13,681	81,115
Alfa Financial Software Holdings PLC (D)	4,048	11,517
Allfunds Group PLC	4,365	41,219
AO World PLC (A)	10,559	16,130
Ashmore Group PLC	22,693	53,848
Ashtead Technology Holdings PLC	2,347	9,733
Aston Martin Lagonda Global Holdings PLC (A)(C)(D)	4,390	3,737
Auction Technology Group PLC (A)	1,706	6,381
Auto Trader Group PLC (D)	9,964	78,609
B&M European Value Retail SA	7,989	18,110
Babcock International Group PLC	11,175	186,229
Bakkavor Group PLC (D)	5,579	17,901
Balfour Beatty PLC	19,931	190,099
Barratt Redrow PLC	16,316	83,818
Beazley PLC	8,593	96,092
Begbies Traynor Group PLC	1,681	2,573
Bellway PLC	5,245	193,129
Bloomsbury Publishing PLC	4,265	27,497
Bodycote PLC	7,984	74,818
Boohoo Group PLC (A)(C)	3,748	1,172
BRAEMAR PLC	1,328	3,829
Breedon Group PLC	8,626	38,272
Brooks Macdonald Group PLC	427	9,248
Burberry Group PLC (A)	11,554	196,464
Bytes Technology Group PLC	9,584	46,116
Capita PLC (A)	6,128	33,142
Capricorn Energy PLC (A)	5,938	15,619
Card Factory PLC	14,688	13,373
Carillion PLC (A)(B)	35,521	0
Central Asia Metals PLC	8,189	20,652
Chemring Group PLC	13,921	88,321
Chesnara PLC	11,766	47,678
City of London Investment Group PLC	2,068	10,501
Clarkson PLC	1,348	69,161
Close Brothers Group PLC (A)	7,281	51,202
CMC Markets PLC (D)	7,009	28,190
Coats Group PLC	71,598	81,372
Computacenter PLC	2,915	114,567
ConvaTec Group PLC (D)	31,732	103,602
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Costain Group PLC	17,043	$36,663
Cranswick PLC	2,228	148,458
Crest Nicholson Holdings PLC	13,693	26,347
Croda International PLC	3,061	111,046
Currys PLC	46,489	78,745
CVS Group PLC	2,279	39,445
DFS Furniture PLC (A)	12,509	29,190
DiscoverIE Group PLC	4,507	36,518
Domino's Pizza Group PLC	16,081	37,506
dotdigital Group PLC	12,814	11,623
Dr. Martens PLC	12,054	12,484
Drax Group PLC	14,589	164,332
Dunelm Group PLC	5,320	80,890
easyJet PLC	4,377	30,026
ECORA RESOURCES PLC	12,147	18,710
EKF Diagnostics Holdings PLC (A)	8,242	2,928
Elementis PLC	27,226	60,890
Endeavour Mining PLC	1,369	70,497
Energean PLC	5,147	61,226
EnQuest PLC	115,537	16,548
Essentra PLC	14,966	19,432
FDM Group Holdings PLC	4,489	8,060
Fevara PLC	2,599	4,709
Firstgroup PLC	26,489	67,962
Foresight Group Holdings, Ltd.	2,196	12,715
Forterra PLC (D)	10,957	27,291
Foxtons Group PLC	23,551	18,803
Frasers Group PLC (A)	5,880	53,475
Frontier Developments PLC (A)	1,107	6,566
Fuller Smith & Turner PLC, Class A	1,525	14,798
Funding Circle Holdings PLC (A)(D)	3,849	6,535
Future PLC	3,711	26,334
Galliford Try Holdings PLC	5,675	39,587
Games Workshop Group PLC	1,039	264,326
Gamma Communications PLC	3,729	46,340
GB Group PLC	7,074	24,499
Genel Energy PLC (A)	4,784	3,827
Genuit Group PLC	12,035	52,768
Gooch & Housego PLC	1,681	13,562
Goodwin PLC	85	24,267
Grainger PLC	32,286	79,079
Greggs PLC	1,563	35,232
Gulf Keystone Petroleum, Ltd.	11,237	26,764
Halfords Group PLC	4,413	8,364
Harbour Energy PLC	16,506	43,427
Harworth Group PLC	6,530	14,653
Hays PLC	21,782	16,472
Headlam Group PLC (A)	6,602	4,177
Helios Towers PLC (A)	21,114	46,626
Henry Boot PLC	5,301	16,049
Hikma Pharmaceuticals PLC	4,522	94,269
Hill & Smith PLC	3,753	107,722
Hilton Food Group PLC	3,867	26,169
Hollywood Bowl Group PLC	8,153	30,216
Howden Joinery Group PLC	12,134	135,798
Hunting PLC	6,301	31,273
Ibstock PLC (D)	19,043	35,768
ICG PLC	6,030	166,284
IDOX PLC	10,437	9,678
IG Group Holdings PLC	10,589	187,463
IMI PLC	5,055	168,618
Impax Asset Management Group PLC	4,165	8,492
Inchcape PLC	15,353	159,016
International Personal Finance PLC	12,526	39,344
iomart Group PLC	2,265	533

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
IP Group PLC (A)	38,897	$30,725
IQE PLC (A)	39,142	2,632
ITV PLC	154,019	169,877
J.D. Wetherspoon PLC	4,402	43,630
James Fisher & Sons PLC (A)	2,814	14,203
James Halstead PLC	11,052	20,309
JD Sports Fashion PLC	51,224	58,062
JET2 PLC	6,865	129,459
John Wood Group PLC (A)	26,919	8,593
Johnson Matthey PLC	6,489	186,150
Johnson Service Group PLC	19,438	35,264
Jupiter Fund Management PLC	22,824	48,772
Just Group PLC	47,041	136,520
Kainos Group PLC	4,099	55,353
Keller Group PLC	2,943	65,752
Kier Group PLC	22,531	67,149
Kingfisher PLC	28,816	121,302
Kitwave Group PLC	3,226	9,770
Knights Group Holdings PLC	2,269	5,478
Lancashire Holdings, Ltd.	8,617	74,327
Lion Finance Group PLC	1,249	156,154
LSL Property Services PLC	2,514	8,913
Luceco PLC (D)	1,922	3,406
M&C Saatchi PLC	253	447
M&G PLC	10,370	39,922
Macfarlane Group PLC	6,288	6,104
Man Group PLC	52,083	159,946
Marshalls PLC	3,831	9,316
Marston's PLC (A)	37,566	29,990
McBride PLC	14,770	29,172
ME Group International PLC	11,444	23,249
Mears Group PLC	4,066	19,567
Metro Bank Holdings PLC (A)	9,741	15,814
Midwich Group PLC	1,327	3,307
Mitchells & Butlers PLC (A)	13,654	47,926
Mitie Group PLC	58,272	130,790
MJ Gleeson PLC	2,770	15,636
Mondi PLC	6,783	82,754
MONY Group PLC	22,189	54,817
Moonpig Group PLC	11,812	32,220
Morgan Advanced Materials PLC	8,676	25,469
Morgan Sindall Group PLC	1,818	113,361
Mortgage Advice Bureau Holdings, Ltd.	1,276	11,816
MP Evans Group PLC	1,384	22,794
NCC Group PLC	17,294	32,364
Next 15 Group PLC	3,756	16,066
Ninety One PLC	15,140	44,111
Norcros PLC	6,666	30,106
Ocado Group PLC (A)	15,572	49,262
Odfjell Technology, Ltd.	828	4,629
On the Beach Group PLC (D)	5,451	16,756
OSB Group PLC	15,883	136,022
Pagegroup PLC	8,870	27,949
Paragon Banking Group PLC	8,507	97,878
PayPoint PLC	2,683	17,092
Pennon Group PLC	19,735	139,872
Persimmon PLC	8,864	162,022
Pets at Home Group PLC	16,087	42,822
Pharos Energy PLC	16,636	4,692
Phoenix Spree Deutschland, Ltd. (A)	5,484	12,409
Pinewood Technologies Group PLC (A)	5,133	24,699
Polar Capital Holdings PLC	3,830	27,388
Porvair PLC	1,199	13,681
Premier Foods PLC	23,840	55,477
PZ Cussons PLC	13,141	13,048
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
QinetiQ Group PLC	20,327	$120,449
Quilter PLC (D)	63,959	157,790
Rank Group PLC	7,303	9,796
Rathbones Group PLC	2,285	59,180
Reach PLC	10,533	7,808
Renew Holdings PLC	3,437	41,176
Rightmove PLC	19,504	136,268
Robert Walters PLC	4,693	8,572
Rotork PLC	35,693	156,248
RS GROUP PLC	14,553	122,014
RWS Holdings PLC	1,824	2,113
S&U PLC	513	14,381
Sabre Insurance Group PLC (D)	10,582	18,484
Saga PLC (A)	4,637	24,392
Savannah Energy PLC (A)	53,744	5,062
Savills PLC	5,951	79,695
Schroders PLC	2,839	15,519
Senior PLC	17,000	44,699
Serco Group PLC	46,758	175,764
Serica Energy PLC	10,784	25,329
Severfield PLC	11,941	4,610
SIG PLC (A)	64,105	8,605
SigmaRoc PLC (A)	18,853	32,259
Softcat PLC	5,154	98,106
Speedy Hire PLC	24,369	8,202
Spirax Group PLC	1,651	150,896
Spire Healthcare Group PLC (D)	13,646	30,647
SSP Group PLC	32,793	90,960
SThree PLC	6,106	15,869
STV Group PLC	2,712	3,851
Synthomer PLC (A)	6,230	5,317
Tate & Lyle PLC	16,269	82,021
Tatton Asset Management PLC	1,955	17,388
Taylor Wimpey PLC	75,745	109,603
Team Internet Group PLC (A)	10,289	6,799
Telecom Plus PLC	2,698	49,227
The Berkeley Group Holdings PLC	1,908	100,420
The Gym Group PLC (A)(D)	5,959	11,973
THG PLC (A)	26,758	16,467
Topps Tiles PLC	15,591	8,399
TORM PLC, Class A (C)	1,905	37,943
TP ICAP Group PLC	34,104	119,088
Trainline PLC (A)(D)	8,324	24,679
Travis Perkins PLC	9,597	81,958
Trifast PLC	7,237	6,681
Tullow Oil PLC (A)(C)	46,125	3,739
Vanquis Banking Group PLC (A)	13,396	21,622
Vertu Motors PLC	13,548	11,390
Vesuvius PLC	9,782	52,175
Victrex PLC	3,473	30,661
Videndum PLC (A)	3,978	590
Vistry Group PLC (A)	6,637	57,111
Volex PLC	6,267	35,257
Volution Group PLC	8,031	70,010
Vp PLC	637	4,615
Watches of Switzerland Group PLC (A)(D)	10,654	67,528
Watkin Jones PLC (A)	10,502	4,139
WH Smith PLC	5,221	44,882
Whitbread PLC	2,674	91,651
Wickes Group PLC	13,094	41,401
Wilmington PLC	2,180	8,661
Xaar PLC (A)	5,629	7,994
XPS Pensions Group PLC	6,949	31,621
Young & Co's Brewery PLC	1,750	13,978
Young & Co's Brewery PLC, Class A	1,224	12,229

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Zigup PLC	8,827	$45,663
Zotefoams PLC	1,549	8,385
		12,066,941
United States - 0.8%
Aura Minerals, Inc.	631	31,812
Brookfield Infrastructure Corp., Class A	1,988	90,250
Burford Capital, Ltd.	8,276	74,110
Diversified Energy Company	1,929	27,960
Frontage Holdings Corp. (A)(D)	14,000	1,810
Novonix, Ltd. (A)	11,595	3,241
PureTech Health PLC (A)	8,318	14,056
Reliance Worldwide Corp., Ltd.	33,532	86,085
Royal Gold, Inc.	554	123,149
Samsonite Group SA (D)	41,100	104,964
SSR Mining, Inc. (A)	8,907	195,265
Sunococorp LLC (A)	1,356	66,824
SunOpta, Inc. (A)	4,818	18,308
Viemed Healthcare, Inc. (A)	2,600	19,318
		857,152
TOTAL COMMON STOCKS (Cost $101,370,034)		$112,326,127
PREFERRED SECURITIES - 0.4%
Germany - 0.4%
Draegerwerk AG & Company KGaA	565	45,831
Einhell Germany AG	219	21,649
FUCHS SE (C)	2,954	131,561
Jungheinrich AG	2,336	96,302
Porsche Automobil Holding SE	819	38,211
Sixt SE	838	51,896
STO SE & Company KGaA	163	23,092
Villeroy & Boch AG	625	12,036
		420,578
TOTAL PREFERRED SECURITIES (Cost $344,476)		$420,578
International Small Company Trust (continued)
	Shares or Principal Amount	Value
WARRANTS - 0.0%
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	1,316	$828
TOTAL WARRANTS (Cost $0)		$828
RIGHTS - 0.0%
Intercell AG (A)(B)(E)	3,233	0
TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 2.1%
Short-term funds - 2.1%
John Hancock Collateral Trust, 3.7477% (F)(G)	237,035	2,371,341
TOTAL SHORT-TERM INVESTMENTS (Cost $2,371,307)		$2,371,341
Total Investments (International Small Company Trust) (Cost $104,085,817) - 101.0%		$115,118,874
Other assets and liabilities, net - (1.0%)		(1,096,707)
TOTAL NET ASSETS - 100.0%		$114,022,167
Security Abbreviations and Legend
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	All or a portion of this security is on loan as of 12-31-25.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 12-31-25.
(G)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	6	Long	Mar 2026	$864,492	$870,630	$6,138
						$6,138

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.1%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	26,678,936	$500,230,055
Fixed income - 49.9%
Select Bond, Series NAV, JHVIT (MIM US) (B)	41,933,725	498,591,992
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,017,433,555)		$998,822,047
Lifestyle Balanced Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.7477% (C)(D)	23	$230
TOTAL SHORT-TERM INVESTMENTS (Cost $230)		$230
Total Investments (Lifestyle Balanced Portfolio) (Cost $1,017,433,785) - 100.0%		$998,822,277
Other assets and liabilities, net - (0.0%)		(24,608)
TOTAL NET ASSETS - 100.0%		$998,797,669

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Lifestyle Balanced Portfolio (continued)
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-25.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 19.9%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,582,828	$29,678,028
Fixed income - 80.1%
Select Bond, Series NAV, JHVIT (MIM US) (B)	10,066,811	119,694,387
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $160,401,215)		$149,372,415
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.7477% (C)(D)	1	8
TOTAL SHORT-TERM INVESTMENTS (Cost $8)		$8
Total Investments (Lifestyle Conservative Portfolio) (Cost $160,401,223) - 100.0%		$149,372,423
Other assets and liabilities, net - (0.0%)		(15,102)
TOTAL NET ASSETS - 100.0%		$149,357,321
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-25.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 70.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	194,950,373	$3,655,319,496
Fixed income - 29.5%
Select Bond, Series NAV, JHVIT (MIM US) (B)	128,526,472	1,528,179,754
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,166,499,806)		$5,183,499,250
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.7477% (C)(D)	1	8
TOTAL SHORT-TERM INVESTMENTS (Cost $7)		$8
Total Investments (Lifestyle Growth Portfolio) (Cost $5,166,499,813) - 100.0%		$5,183,499,258
Other assets and liabilities, net - (0.0%)		(127,567)
TOTAL NET ASSETS - 100.0%		$5,183,371,691
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
Lifestyle Growth Portfolio (continued)
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-25.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 39.9%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	5,752,237	$107,854,441
Fixed income - 60.1%
Select Bond, Series NAV, JHVIT (MIM US) (B)	13,657,448	162,387,063
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $282,137,245)		$270,241,504
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.7477% (C)(D)	1	8
TOTAL SHORT-TERM INVESTMENTS (Cost $8)		$8
Total Investments (Lifestyle Moderate Portfolio) (Cost $282,137,253) - 100.0%		$270,241,512
Other assets and liabilities, net - (0.0%)		(17,622)
TOTAL NET ASSETS - 100.0%		$270,223,890
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-25.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
Mid Cap Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.2%
Communication services – 9.0%
Diversified telecommunication services – 0.8%
AST SpaceMobile, Inc. (A)(B)	68,546	$4,978,496
Entertainment – 5.7%
Liberty Media Corp.-Liberty Formula One, Series C (A)	156,574	15,424,105
Live Nation Entertainment, Inc. (A)	70,906	10,104,105
Roblox Corp., Class A (A)	130,226	10,552,213
		36,080,423
Interactive media and services – 2.5%
Reddit, Inc., Class A (A)	68,972	15,854,594
		56,913,513
Consumer discretionary – 19.8%
Broadline retail – 1.5%
Ollie's Bargain Outlet Holdings, Inc. (A)	86,652	9,497,926
Hotels, restaurants and leisure – 9.5%
Cava Group, Inc. (A)(B)	41,685	2,446,493
DoorDash, Inc., Class A (A)	47,705	10,804,228
DraftKings, Inc., Class A (A)	101,591	3,500,826
Hilton Worldwide Holdings, Inc.	12,047	3,460,501
Life Time Group Holdings, Inc. (A)	310,145	8,243,654
Marriott International, Inc., Class A	52,160	16,182,118

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Royal Caribbean Cruises, Ltd.	54,473	$15,193,609
		59,831,429
Specialty retail – 5.9%
Carvana Company (A)	28,026	11,827,533
Chewy, Inc., Class A (A)	233,330	7,711,557
Dick's Sporting Goods, Inc.	28,881	5,717,572
Five Below, Inc. (A)	62,664	11,803,391
		37,060,053
Textiles, apparel and luxury goods – 2.9%
On Holding AG, Class A (A)	298,833	13,889,758
Tapestry, Inc.	35,785	4,572,249
		18,462,007
		124,851,415
Consumer staples – 1.6%
Beverages – 1.6%
Monster Beverage Corp. (A)	133,918	10,267,493
Energy – 3.8%
Oil, gas and consumable fuels – 3.8%
Cameco Corp.	34,746	3,178,912
Coterra Energy, Inc.	119,479	3,144,687
Diamondback Energy, Inc.	22,276	3,348,751
Targa Resources Corp.	76,195	14,057,978
		23,730,328
Financials – 5.8%
Capital markets – 5.8%
Evercore, Inc., Class A	31,865	10,842,066
Interactive Brokers Group, Inc., Class A	68,144	4,382,341
KKR & Company, Inc.	67,657	8,624,914
Tradeweb Markets, Inc., Class A	115,796	12,452,702
		36,302,023
Health care – 12.7%
Biotechnology – 6.4%
Argenx SE, ADR (A)	8,924	7,504,638
Ionis Pharmaceuticals, Inc. (A)	49,766	3,936,988
Natera, Inc. (A)	104,566	23,955,022
United Therapeutics Corp. (A)	10,862	5,292,510
		40,689,158
Health care providers and services – 1.6%
The Ensign Group, Inc.	56,717	9,880,101
Health care technology – 2.0%
Veeva Systems, Inc., Class A (A)	57,065	12,738,620
Life sciences tools and services – 1.9%
Illumina, Inc. (A)	35,034	4,595,059
Medpace Holdings, Inc. (A)	13,258	7,446,356
		12,041,415
Pharmaceuticals – 0.8%
Structure Therapeutics, Inc., ADR (A)	69,532	4,835,951
		80,185,245
Industrials – 18.0%
Aerospace and defense – 6.7%
Axon Enterprise, Inc. (A)	31,167	17,700,674
Howmet Aerospace, Inc.	99,163	20,330,398
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Kratos Defense & Security Solutions, Inc. (A)	57,472	$4,362,700
		42,393,772
Air freight and logistics – 1.7%
CH Robinson Worldwide, Inc.	66,194	10,641,347
Commercial services and supplies – 1.5%
Clean Harbors, Inc. (A)	38,866	9,113,300
Construction and engineering – 3.1%
Quanta Services, Inc.	45,928	19,384,372
Electrical equipment – 3.2%
Vertiv Holdings Company, Class A	125,857	20,390,093
Trading companies and distributors – 1.8%
FTAI Aviation, Ltd.	58,807	11,576,158
		113,499,042
Information technology – 21.7%
Electronic equipment, instruments and components – 9.7%
Celestica, Inc. (A)	46,078	13,621,118
Cognex Corp.	179,358	6,453,301
Corning, Inc.	153,399	13,431,616
Flex, Ltd. (A)	226,400	13,679,088
Trimble, Inc. (A)	176,301	13,813,183
		60,998,306
IT services – 4.6%
Cloudflare, Inc., Class A (A)	114,452	22,564,212
MongoDB, Inc. (A)	15,199	6,378,868
		28,943,080
Software – 7.4%
Fair Isaac Corp. (A)	7,665	12,958,602
Figma, Inc., Class A (A)	131,491	4,913,819
Guidewire Software, Inc. (A)	50,583	10,167,689
HubSpot, Inc. (A)	10,389	4,169,106
Samsara, Inc., Class A (A)	233,296	8,270,343
ServiceTitan, Inc., Class A (A)	57,736	6,148,884
		46,628,443
		136,569,829
Real estate – 1.2%
Real estate management and development – 1.2%
Zillow Group, Inc., Class C (A)(B)	110,625	7,546,838
Utilities – 3.6%
Electric utilities – 2.3%
NRG Energy, Inc.	91,310	14,540,204
Gas utilities – 0.8%
Atmos Energy Corp.	30,374	5,091,594
Independent power and renewable electricity producers – 0.5%
Vistra Corp.	18,876	3,045,265
		22,677,063
TOTAL COMMON STOCKS (Cost $523,136,950)		$612,542,789
PREFERRED SECURITIES – 0.3%
Information technology – 0.3%
Software – 0.3%
Essence Group Holdings Corp. (A)(C)(D)	1,663,188	1,230,759
Lookout, Inc., Series F (A)(C)(D)	211,003	1,000,154
		2,230,913
TOTAL PREFERRED SECURITIES (Cost $5,070,285)		$2,230,913
EXCHANGE-TRADED FUNDS – 0.6%
iShares Russell Mid-Cap Growth ETF	12,765	1,748,039

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
EXCHANGE-TRADED FUNDS (continued)
Vanguard Mid-Cap Growth ETF	6,282	$1,753,557
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,489,735)		$3,501,596
SHORT-TERM INVESTMENTS – 2.4%
Short-term funds – 0.5%
John Hancock Collateral Trust, 3.7477% (E)(F)	330,112	3,302,510
Repurchase agreement – 1.9%
Deutsche Bank Tri-Party Repurchase Agreement dated 12-31-25 at 3.840% to be repurchased at $11,502,453 on 1-2-26, collateralized by $13,352,000 U.S. Treasury Bonds, 4.000% due 11-15-52 (valued at $11,730,037)	$11,500,000	11,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,802,510)		$14,802,510
Total Investments (Mid Cap Growth Trust) (Cost $546,499,480) – 100.5%		$633,077,808
Other assets and liabilities, net – (0.5%)		(3,063,676)
TOTAL NET ASSETS – 100.0%		$630,014,132
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-25.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 12-31-25.
(F)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.8%
Communication services – 1.9%
Diversified telecommunication services – 0.3%
Frontier Communications Parent, Inc. (A)	88,779	$3,379,817
Entertainment – 0.1%
Warner Music Group Corp., Class A	51,737	1,586,774
Interactive media and services – 0.5%
Pinterest, Inc., Class A (A)	211,306	5,470,712
ZoomInfo Technologies, Inc. (A)	97,242	988,951
		6,459,663
Media – 1.0%
EchoStar Corp., Class A (A)	47,739	5,189,229
Nexstar Media Group, Inc.	10,109	2,052,632
The New York Times Company, Class A	57,298	3,977,627
		11,219,488
		22,645,742
Consumer discretionary – 11.2%
Automobile components – 1.0%
Autoliv, Inc.	24,785	2,941,980
BorgWarner, Inc.	75,867	3,418,567
Gentex Corp.	77,646	1,806,822
Lear Corp.	18,395	2,108,067
The Goodyear Tire & Rubber Company (A)	101,483	888,991
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Visteon Corp.	9,677	$920,283
		12,084,710
Automobiles – 0.2%
Harley-Davidson, Inc.	41,898	858,490
Thor Industries, Inc.	18,666	1,916,438
		2,774,928
Broadline retail – 0.4%
Macy's, Inc.	95,222	2,099,645
Ollie's Bargain Outlet Holdings, Inc. (A)	21,743	2,383,250
		4,482,895
Diversified consumer services – 1.0%
Duolingo, Inc. (A)	14,191	2,490,521
Graham Holdings Company, Class B	1,205	1,323,813
Grand Canyon Education, Inc. (A)	9,799	1,629,672
H&R Block, Inc.	44,835	1,953,909
Service Corp. International	49,713	3,876,123
		11,274,038
Hotels, restaurants and leisure – 2.5%
Aramark	93,217	3,435,979
Boyd Gaming Corp.	20,502	1,747,590
Cava Group, Inc. (A)	35,374	2,076,100
Choice Hotels International, Inc.	7,330	698,256
Churchill Downs, Inc.	23,492	2,672,920
Hilton Grand Vacations, Inc. (A)	21,236	950,311
Hyatt Hotels Corp., Class A	14,831	2,377,706
Planet Fitness, Inc., Class A (A)	29,429	3,192,164
Texas Roadhouse, Inc.	23,458	3,894,028
Travel + Leisure Company	22,812	1,608,930
Vail Resorts, Inc.	12,750	1,693,200
Wingstop, Inc.	9,854	2,350,080
Wyndham Hotels & Resorts, Inc.	26,793	2,024,479
		28,721,743
Household durables – 1.7%
KB Home	22,968	1,295,625
Somnigroup International, Inc.	74,441	6,646,092
Taylor Morrison Home Corp. (A)	34,657	2,040,258
Toll Brothers, Inc.	34,181	4,621,955
TopBuild Corp. (A)	9,898	4,129,347
Whirlpool Corp. (B)	19,912	1,436,452
		20,169,729
Leisure products – 0.5%
Brunswick Corp.	23,064	1,712,271
Mattel, Inc. (A)	110,221	2,186,785
Polaris, Inc.	18,950	1,198,588
YETI Holdings, Inc. (A)	27,594	1,218,827
		6,316,471
Specialty retail – 3.3%
Abercrombie & Fitch Company, Class A (A)	16,693	2,101,148
AutoNation, Inc. (A)	9,701	2,003,062
Bath & Body Works, Inc.	73,121	1,468,270
Burlington Stores, Inc. (A)	22,084	6,378,963
Chewy, Inc., Class A (A)	79,816	2,637,919
Dick's Sporting Goods, Inc.	23,444	4,641,209
Five Below, Inc. (A)	19,556	3,683,568
Floor & Decor Holdings, Inc., Class A (A)	38,214	2,326,850
GameStop Corp., Class A (A)	146,138	2,934,451
Lithia Motors, Inc.	8,600	2,858,038
Murphy USA, Inc.	6,046	2,439,682
Penske Automotive Group, Inc.	6,540	1,035,217
RH (A)	5,451	976,547
The Gap, Inc.	80,268	2,054,861

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Valvoline, Inc. (A)	45,079	$1,309,996
		38,849,781
Textiles, apparel and luxury goods – 0.6%
Capri Holdings, Ltd. (A)	42,252	1,030,949
Columbia Sportswear Company	8,982	494,818
Crocs, Inc. (A)	18,411	1,574,509
PVH Corp.	17,065	1,143,696
VF Corp.	116,395	2,104,422
		6,348,394
		131,022,689
Consumer staples – 4.1%
Beverages – 0.5%
Celsius Holdings, Inc. (A)	56,681	2,592,589
Coca-Cola Consolidated, Inc.	20,061	3,075,351
The Boston Beer Company, Inc., Class A (A)	2,728	532,315
		6,200,255
Consumer staples distribution and retail – 2.6%
Albertsons Companies, Inc., Class A	140,259	2,408,247
BJ's Wholesale Club Holdings, Inc. (A)	46,724	4,206,562
Casey's General Stores, Inc.	13,186	7,288,034
Maplebear, Inc. (A)	65,173	2,931,482
Performance Food Group Company (A)	55,612	5,000,631
Sprouts Farmers Market, Inc. (A)	34,531	2,751,085
U.S. Foods Holding Corp. (A)	79,063	5,955,025
		30,541,066
Food products – 0.7%
Darling Ingredients, Inc. (A)	56,099	2,019,564
Flowers Foods, Inc.	74,890	814,803
Ingredion, Inc.	22,530	2,484,158
Pilgrim's Pride Corp.	15,164	591,244
Post Holdings, Inc. (A)	16,952	1,679,096
The Marzetti Company	7,213	1,185,961
		8,774,826
Personal care products – 0.3%
BellRing Brands, Inc. (A)	44,677	1,194,216
Coty, Inc., Class A (A)	130,273	401,241
e.l.f. Beauty, Inc. (A)	21,150	1,608,246
		3,203,703
		48,719,850
Energy – 3.8%
Energy equipment and services – 1.0%
NOV, Inc.	129,355	2,021,819
TechnipFMC PLC	143,457	6,392,444
Valaris, Ltd. (A)	22,947	1,156,529
Weatherford International PLC	25,438	1,990,778
		11,561,570
Oil, gas and consumable fuels – 2.8%
Antero Midstream Corp.	118,233	2,103,365
Antero Resources Corp. (A)	103,933	3,581,531
Chord Energy Corp.	20,167	1,869,481
Civitas Resources, Inc.	27,226	737,552
CNX Resources Corp. (A)	47,816	1,758,194
DT Midstream, Inc.	36,057	4,315,302
HF Sinclair Corp.	55,450	2,555,136
Matador Resources Company	41,427	1,758,162
Murphy Oil Corp.	47,583	1,486,969
Ovintiv, Inc.	89,815	3,519,850
PBF Energy, Inc., Class A	29,169	791,063
Permian Resources Corp.	246,252	3,454,916
Range Resources Corp.	84,026	2,962,757
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Viper Energy, Inc., Class A	59,732	$2,307,447
		33,201,725
		44,763,295
Financials – 16.2%
Banks – 6.4%
Associated Banc-Corp.	57,980	1,493,565
Bank OZK	37,551	1,728,097
Cadence Bank	66,059	2,829,968
Columbia Banking System, Inc.	106,079	2,964,908
Comerica, Inc.	45,302	3,938,103
Commerce Bancshares, Inc.	45,855	2,400,064
Cullen/Frost Bankers, Inc.	22,676	2,871,462
East West Bancorp, Inc.	48,793	5,483,845
First Financial Bankshares, Inc.	46,215	1,380,442
First Horizon Corp.	174,619	4,173,394
Flagstar Bank NA	106,159	1,336,542
FNB Corp.	127,013	2,171,922
Glacier Bancorp, Inc.	45,621	2,009,605
Hancock Whitney Corp.	29,652	1,888,239
Home BancShares, Inc.	64,825	1,800,839
International Bancshares Corp.	19,180	1,274,319
Old National Bancorp	123,340	2,751,715
Pinnacle Financial Partners, Inc.	27,278	2,602,594
Prosperity Bancshares, Inc.	33,688	2,328,178
SouthState Bank Corp.	35,647	3,354,739
Synovus Financial Corp.	49,229	2,463,911
Texas Capital Bancshares, Inc. (A)	16,187	1,465,571
UMB Financial Corp.	25,320	2,912,813
United Bankshares, Inc.	49,682	1,907,789
Valley National Bancorp	170,070	1,986,418
Webster Financial Corp.	57,200	3,600,168
Western Alliance Bancorp	36,606	3,077,466
Wintrust Financial Corp.	23,751	3,320,865
Zions Bancorp NA	52,358	3,065,037
		74,582,578
Capital markets – 2.9%
Affiliated Managers Group, Inc.	9,976	2,875,881
Evercore, Inc., Class A	13,717	4,667,209
Federated Hermes, Inc.	26,208	1,364,651
Hamilton Lane, Inc., Class A	14,501	1,947,629
Houlihan Lokey, Inc.	19,333	3,367,615
Janus Henderson Group PLC	43,826	2,084,803
Jefferies Financial Group, Inc.	58,524	3,626,732
Morningstar, Inc.	8,460	1,838,443
SEI Investments Company	33,000	2,706,660
Stifel Financial Corp.	36,112	4,521,945
The Carlyle Group, Inc.	92,027	5,439,716
		34,441,284
Consumer finance – 0.7%
Ally Financial, Inc.	99,415	4,502,505
FirstCash Holdings, Inc.	13,773	2,195,141
SLM Corp.	72,005	1,948,455
		8,646,101
Financial services – 1.6%
Corebridge Financial, Inc.	94,810	2,860,418
Equitable Holdings, Inc.	101,615	4,841,955
Essent Group, Ltd.	34,281	2,228,608
Euronet Worldwide, Inc. (A)	13,867	1,055,417
MGIC Investment Corp.	79,347	2,318,519
Shift4 Payments, Inc., Class A (A)(B)	23,961	1,508,824
Voya Financial, Inc.	33,748	2,513,889

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
WEX, Inc. (A)	12,160	$1,811,597
		19,139,227
Insurance – 3.9%
American Financial Group, Inc.	24,550	3,355,494
Brighthouse Financial, Inc. (A)	20,275	1,313,617
CNO Financial Group, Inc.	33,816	1,436,166
F&G Annuities & Life, Inc.	5,560	171,526
Fidelity National Financial, Inc.	90,381	4,933,899
First American Financial Corp.	36,137	2,220,257
Kemper Corp.	20,763	841,732
Kinsale Capital Group, Inc.	7,837	3,065,207
Old Republic International Corp.	80,734	3,684,700
Primerica, Inc.	11,319	2,924,377
Reinsurance Group of America, Inc.	23,305	4,741,635
RenaissanceRe Holdings, Ltd.	16,352	4,597,528
RLI Corp.	32,569	2,083,765
Ryan Specialty Holdings, Inc.	40,188	2,074,906
Selective Insurance Group, Inc.	21,423	1,792,462
The Hanover Insurance Group, Inc.	12,619	2,306,375
Unum Group	54,595	4,231,113
		45,774,759
Mortgage real estate investment trusts – 0.7%
Annaly Capital Management, Inc.	242,228	5,416,218
Starwood Property Trust, Inc.	123,453	2,223,389
		7,639,607
		190,223,556
Health care – 8.6%
Biotechnology – 2.5%
BioMarin Pharmaceutical, Inc. (A)	68,131	4,049,025
Cytokinetics, Inc. (A)	43,413	2,758,462
Exelixis, Inc. (A)	95,082	4,167,444
Halozyme Therapeutics, Inc. (A)	41,704	2,806,679
Neurocrine Biosciences, Inc. (A)	35,359	5,014,967
Roivant Sciences, Ltd. (A)	155,388	3,371,920
United Therapeutics Corp. (A)	15,270	7,440,308
		29,608,805
Health care equipment and supplies – 1.4%
Dentsply Sirona, Inc.	70,768	808,878
Envista Holdings Corp. (A)	58,311	1,265,932
Globus Medical, Inc., Class A (A)	39,510	3,449,618
Haemonetics Corp. (A)	16,601	1,330,570
Lantheus Holdings, Inc. (A)	23,517	1,565,056
LivaNova PLC (A)	19,365	1,191,528
Masimo Corp. (A)	16,192	2,105,932
Penumbra, Inc. (A)	13,888	4,317,918
		16,035,432
Health care providers and services – 1.9%
Chemed Corp.	5,023	2,149,141
Encompass Health Corp.	35,682	3,787,287
HealthEquity, Inc. (A)	30,554	2,799,052
Hims & Hers Health, Inc. (A)	73,874	2,398,689
Option Care Health, Inc. (A)	56,293	1,793,495
Tenet Healthcare Corp. (A)	31,167	6,193,506
The Ensign Group, Inc.	20,398	3,553,332
		22,674,502
Health care technology – 0.2%
Doximity, Inc., Class A (A)	48,718	2,157,233
Life sciences tools and services – 1.9%
Avantor, Inc. (A)	241,797	2,770,994
Bio-Rad Laboratories, Inc., Class A (A)	6,448	1,953,680
Bruker Corp.	39,335	1,853,072
Illumina, Inc. (A)	54,188	7,107,298
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Medpace Holdings, Inc. (A)	7,892	$4,432,542
Repligen Corp. (A)	18,765	3,074,833
Sotera Health Company (A)	73,548	1,297,387
		22,489,806
Pharmaceuticals – 0.7%
Elanco Animal Health, Inc. (A)	176,206	3,987,542
Jazz Pharmaceuticals PLC (A)	21,549	3,663,330
		7,650,872
		100,616,650
Industrials – 22.8%
Aerospace and defense – 3.4%
AeroVironment, Inc. (A)	11,283	2,729,245
ATI, Inc. (A)	48,183	5,529,481
BWX Technologies, Inc.	32,423	5,603,991
Carpenter Technology Corp.	17,668	5,562,593
Curtiss-Wright Corp.	13,077	7,208,958
Hexcel Corp.	28,231	2,086,271
Kratos Defense & Security Solutions, Inc. (A)	59,877	4,545,263
Woodward, Inc.	21,266	6,429,137
		39,694,939
Air freight and logistics – 0.2%
GXO Logistics, Inc. (A)	40,601	2,137,237
Building products – 1.8%
AAON, Inc.	23,999	1,829,924
Advanced Drainage Systems, Inc.	25,372	3,674,627
Carlisle Companies, Inc.	14,783	4,728,490
Fortune Brands Innovations, Inc.	42,605	2,131,102
Owens Corning	29,148	3,261,953
Simpson Manufacturing Company, Inc.	14,703	2,374,093
Trex Company, Inc. (A)	38,036	1,334,303
UFP Industries, Inc.	20,660	1,881,093
		21,215,585
Commercial services and supplies – 1.5%
Clean Harbors, Inc. (A)	17,812	4,176,558
MSA Safety, Inc.	13,052	2,090,147
RB Global, Inc.	65,853	6,774,298
Tetra Tech, Inc.	92,708	3,109,426
The Brink's Company	14,734	1,719,900
		17,870,329
Construction and engineering – 2.2%
AECOM	46,970	4,477,650
API Group Corp. (A)	131,271	5,022,428
Dycom Industries, Inc. (A)	10,268	3,469,557
Fluor Corp. (A)	57,162	2,265,330
MasTec, Inc. (A)	21,752	4,728,232
Sterling Infrastructure, Inc. (A)	10,894	3,336,070
Valmont Industries, Inc.	6,986	2,810,608
		26,109,875
Electrical equipment – 1.8%
Acuity, Inc.	10,786	3,883,391
EnerSys	13,089	1,920,811
Nextpower, Inc., Class A (A)	52,624	4,584,077
nVent Electric PLC	57,224	5,835,131
Regal Rexnord Corp.	23,544	3,303,694
Sensata Technologies Holding PLC	51,663	1,719,861
		21,246,965
Ground transportation – 1.5%
Avis Budget Group, Inc. (A)(B)	5,991	768,765
Knight-Swift Transportation Holdings, Inc.	57,572	3,009,864
Landstar System, Inc.	12,180	1,750,266
Ryder System, Inc.	14,319	2,740,513

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
Saia, Inc. (A)	9,449	$3,085,287
XPO, Inc. (A)	41,629	5,657,797
		17,012,492
Machinery – 5.3%
AGCO Corp.	21,965	2,291,389
Chart Industries, Inc. (A)	15,672	3,232,037
CNH Industrial NV	313,835	2,893,559
Crane Company	17,362	3,202,074
Donaldson Company, Inc.	41,078	3,641,975
Esab Corp.	20,239	2,261,101
Flowserve Corp.	45,080	3,127,650
Graco, Inc.	58,797	4,819,590
ITT, Inc.	30,115	5,225,254
Lincoln Electric Holdings, Inc.	19,514	4,676,335
Mueller Industries, Inc.	39,370	4,519,676
Oshkosh Corp.	22,432	2,818,132
RBC Bearings, Inc. (A)	11,164	5,006,273
SPX Technologies, Inc. (A)	17,674	3,535,860
Terex Corp.	23,264	1,241,832
The Middleby Corp. (A)	16,434	2,443,243
The Timken Company	22,479	1,891,158
The Toro Company	34,705	2,731,978
Watts Water Technologies, Inc., Class A	9,720	2,682,914
		62,242,030
Marine transportation – 0.2%
Kirby Corp. (A)	19,221	2,117,770
Passenger airlines – 0.5%
Alaska Air Group, Inc. (A)	41,134	2,069,040
American Airlines Group, Inc. (A)	234,091	3,588,615
		5,657,655
Professional services – 2.8%
Booz Allen Hamilton Holding Corp.	43,018	3,628,998
CACI International, Inc., Class A (A)	7,830	4,171,902
Concentrix Corp.	15,676	651,808
ExlService Holdings, Inc. (A)	56,281	2,388,566
Exponent, Inc.	17,692	1,228,886
FTI Consulting, Inc. (A)	10,733	1,833,518
Genpact, Ltd.	56,864	2,660,098
KBR, Inc.	45,035	1,810,407
Maximus, Inc.	19,984	1,725,019
Parsons Corp. (A)	18,882	1,166,908
Paylocity Holding Corp. (A)	15,622	2,382,355
Science Applications International Corp.	16,321	1,642,872
TransUnion	68,870	5,905,603
UL Solutions, Inc., Class A	26,688	2,104,616
		33,301,556
Trading companies and distributors – 1.6%
Applied Industrial Technologies, Inc.	13,376	3,434,556
Core & Main, Inc., Class A (A)	67,625	3,514,471
GATX Corp.	12,661	2,147,306
MSC Industrial Direct Company, Inc., Class A	16,224	1,364,438
Watsco, Inc.	12,385	4,173,126
WESCO International, Inc.	17,252	4,220,529
		18,854,426
		267,460,859
Information technology – 13.6%
Communications equipment – 1.8%
Ciena Corp. (A)	50,024	11,699,108
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Lumentum Holdings, Inc. (A)	25,144	$9,267,827
		20,966,935
Electronic equipment, instruments and components – 3.6%
Arrow Electronics, Inc. (A)	18,268	2,012,768
Avnet, Inc.	28,842	1,386,723
Belden, Inc.	13,937	1,624,357
Cognex Corp.	59,436	2,138,507
Coherent Corp. (A)	55,733	10,286,640
Crane NXT Company	17,513	824,337
Fabrinet (A)	12,706	5,784,788
Flex, Ltd. (A)	131,141	7,923,539
IPG Photonics Corp. (A)	8,963	641,751
Littelfuse, Inc.	8,831	2,233,537
Novanta, Inc. (A)	12,687	1,509,626
TD SYNNEX Corp.	26,859	4,035,028
Vontier Corp.	51,458	1,913,208
		42,314,809
IT services – 1.3%
ASGN, Inc. (A)	15,143	729,438
Kyndryl Holdings, Inc. (A)	81,057	2,152,874
Okta, Inc. (A)	59,742	5,165,891
Twilio, Inc., Class A (A)	53,768	7,647,960
		15,696,163
Semiconductors and semiconductor equipment – 2.7%
Allegro MicroSystems, Inc. (A)	43,986	1,160,351
Amkor Technology, Inc.	40,326	1,592,070
Cirrus Logic, Inc. (A)	18,097	2,144,495
Entegris, Inc.	53,763	4,529,533
Lattice Semiconductor Corp. (A)	48,509	3,569,292
MACOM Technology Solutions Holdings, Inc. (A)	22,713	3,890,283
MKS, Inc.	23,821	3,806,596
Onto Innovation, Inc. (A)	17,381	2,743,765
Rambus, Inc. (A)	38,177	3,508,085
Silicon Laboratories, Inc. (A)	11,651	1,522,786
Synaptics, Inc. (A)	13,827	1,023,475
Universal Display Corp.	15,680	1,831,110
		31,321,841
Software – 3.6%
Appfolio, Inc., Class A (A)	8,183	1,903,775
Bentley Systems, Inc., Class B	52,816	2,015,723
BILL Holdings, Inc. (A)	31,612	1,724,118
Blackbaud, Inc. (A)	13,006	823,540
CommVault Systems, Inc. (A)	15,637	1,960,254
DocuSign, Inc. (A)	71,319	4,878,220
Dolby Laboratories, Inc., Class A	21,698	1,393,446
Dropbox, Inc., Class A (A)	61,856	1,719,597
Dynatrace, Inc. (A)	106,919	4,633,869
Guidewire Software, Inc. (A)	30,151	6,060,653
Manhattan Associates, Inc. (A)	21,370	3,703,635
Nutanix, Inc., Class A (A)	96,031	4,963,842
Pegasystems, Inc.	32,503	1,941,079
Qualys, Inc. (A)	12,717	1,690,089
UiPath, Inc., Class A (A)	150,471	2,466,220
		41,878,060
Technology hardware, storage and peripherals – 0.6%
Pure Storage, Inc., Class A (A)	110,720	7,419,347
		159,597,155
Materials – 5.2%
Chemicals – 1.3%
Ashland, Inc.	16,209	950,982
Avient Corp.	32,472	1,014,425
Axalta Coating Systems, Ltd. (A)	75,658	2,444,510

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Cabot Corp.	18,868	$1,250,571
NewMarket Corp.	2,766	1,900,961
Olin Corp.	40,472	843,032
RPM International, Inc.	45,471	4,728,984
The Scotts Miracle-Gro Company	15,767	920,004
Westlake Corp.	11,828	874,562
		14,928,031
Construction materials – 0.3%
Eagle Materials, Inc.	11,371	2,350,158
Knife River Corp. (A)	20,095	1,413,683
		3,763,841
Containers and packaging – 1.0%
AptarGroup, Inc.	23,271	2,838,131
Crown Holdings, Inc.	40,435	4,163,592
Graphic Packaging Holding Company	104,662	1,576,210
Greif, Inc., Class A	9,281	628,324
Silgan Holdings, Inc.	31,103	1,255,628
Sonoco Products Company	34,979	1,526,484
		11,988,369
Metals and mining – 2.5%
Alcoa Corp.	91,838	4,880,271
Cleveland-Cliffs, Inc. (A)	202,039	2,683,078
Commercial Metals Company	39,353	2,724,015
Hecla Mining Company	237,642	4,560,350
MP Materials Corp. (A)	47,768	2,413,239
Reliance, Inc.	18,543	5,356,516
Royal Gold, Inc.	28,733	6,387,059
		29,004,528
Paper and forest products – 0.1%
Louisiana-Pacific Corp.	22,475	1,815,081
		61,499,850
Real estate – 6.2%
Diversified REITs – 0.4%
WP Carey, Inc.	77,717	5,001,866
Health care REITs – 0.7%
Healthcare Realty Trust, Inc.	124,700	2,113,665
Omega Healthcare Investors, Inc.	104,806	4,647,098
Sabra Health Care REIT, Inc.	88,429	1,674,845
		8,435,608
Hotel and resort REITs – 0.1%
Park Hotels & Resorts, Inc.	70,893	741,541
Industrial REITs – 1.0%
EastGroup Properties, Inc.	18,888	3,364,708
First Industrial Realty Trust, Inc.	46,961	2,689,456
Rexford Industrial Realty, Inc.	82,382	3,189,831
STAG Industrial, Inc.	66,229	2,434,578
		11,678,573
Office REITs – 0.5%
COPT Defense Properties	40,063	1,113,751
Cousins Properties, Inc.	59,567	1,535,637
Kilroy Realty Corp.	38,599	1,442,445
Vornado Realty Trust	57,213	1,904,049
		5,995,882
Real estate management and development – 0.5%
Jones Lang LaSalle, Inc. (A)	16,737	5,631,498
Residential REITs – 0.8%
American Homes 4 Rent, Class A	115,617	3,711,306
Equity LifeStyle Properties, Inc.	68,738	4,166,210
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Independence Realty Trust, Inc.	84,663	$1,479,909
		9,357,425
Retail REITs – 0.9%
Agree Realty Corp.	40,691	2,930,973
Brixmor Property Group, Inc.	108,554	2,846,286
Kite Realty Group Trust	76,782	1,840,465
NNN REIT, Inc.	67,353	2,669,199
		10,286,923
Specialized REITs – 1.3%
CubeSmart	80,870	2,915,364
EPR Properties	27,002	1,347,400
Gaming and Leisure Properties, Inc.	100,366	4,485,357
Lamar Advertising Company, Class A	30,805	3,899,297
National Storage Affiliates Trust	25,101	708,099
PotlatchDeltic Corp.	25,218	1,003,172
Rayonier, Inc.	52,660	1,140,089
		15,498,778
		72,628,094
Utilities – 3.2%
Electric utilities – 0.8%
IDACORP, Inc.	19,167	2,425,776
OGE Energy Corp.	71,446	3,050,744
Portland General Electric Company	39,892	1,914,417
TXNM Energy, Inc.	34,764	2,046,904
		9,437,841
Gas utilities – 1.1%
National Fuel Gas Company	32,046	2,565,603
New Jersey Resources Corp.	35,624	1,642,979
ONE Gas, Inc.	21,277	1,643,648
Southwest Gas Holdings, Inc.	22,783	1,823,096
Spire, Inc.	20,933	1,731,159
UGI Corp.	76,220	2,852,915
		12,259,400
Independent power and renewable electricity producers – 0.7%
Ormat Technologies, Inc.	21,555	2,381,181
Talen Energy Corp. (A)	16,203	6,073,533
		8,454,714
Multi-utilities – 0.3%
Black Hills Corp.	26,765	1,858,026
Northwestern Energy Group, Inc.	21,777	1,405,488
		3,263,514
Water utilities – 0.3%
Essential Utilities, Inc.	100,354	3,849,579
		37,265,048
TOTAL COMMON STOCKS (Cost $846,465,126)		$1,136,442,788
SHORT-TERM INVESTMENTS – 3.5%
Short-term funds – 3.5%
John Hancock Collateral Trust, 3.7477% (C)(D)	4,144,286	41,460,269
TOTAL SHORT-TERM INVESTMENTS (Cost $41,458,459)		$41,460,269
Total Investments (Mid Cap Index Trust) (Cost $887,923,585) – 100.3%		$1,177,903,057
Other assets and liabilities, net – (0.3%)		(3,097,136)
TOTAL NET ASSETS – 100.0%		$1,174,805,921
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-25.
(C)	The rate shown is the annualized seven-day yield as of 12-31-25.

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Mid Cap Index Trust (continued)
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $3,283,730.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	121	Long	Mar 2026	$41,091,245	$40,234,920	$(856,325)
						$(856,325)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.2%
Communication services – 0.9%
Interactive media and services – 0.9%
Pinterest, Inc., Class A (A)	196,700	$5,092,563
Consumer discretionary – 6.4%
Broadline retail – 1.3%
eBay, Inc.	36,500	3,179,150
Global-e Online, Ltd. (A)	117,200	4,607,132
		7,786,282
Hotels, restaurants and leisure – 0.7%
Aramark	116,712	4,302,004
Household durables – 1.2%
Installed Building Products, Inc.	12,220	3,169,746
PulteGroup, Inc.	30,626	3,591,205
		6,760,951
Specialty retail – 1.7%
Advance Auto Parts, Inc. (B)	162,259	6,376,779
Burlington Stores, Inc. (A)	11,725	3,386,766
		9,763,545
Textiles, apparel and luxury goods – 1.5%
Ralph Lauren Corp.	15,449	5,462,921
VF Corp.	198,860	3,595,389
		9,058,310
		37,671,092
Consumer staples – 1.8%
Beverages – 0.5%
Keurig Dr. Pepper, Inc.	105,200	2,946,652
Food products – 1.3%
Lamb Weston Holdings, Inc.	182,569	7,647,815
		10,594,467
Energy – 6.2%
Energy equipment and services – 1.9%
Baker Hughes Company (B)	88,586	4,034,206
TechnipFMC PLC	81,430	3,628,521
Tidewater, Inc. (A)(B)	66,772	3,372,654
		11,035,381
Oil, gas and consumable fuels – 4.3%
Expand Energy Corp.	46,928	5,178,974
Marathon Petroleum Corp.	21,912	3,563,549
Ovintiv, Inc.	73,900	2,896,141
Permian Resources Corp.	244,000	3,423,320
Phillips 66	46,300	5,974,552
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Viper Energy, Inc., Class A	119,068	$4,599,597
		25,636,133
		36,671,514
Financials – 20.9%
Banks – 5.4%
Central BanCo, Inc.	32,055	773,167
Columbia Banking System, Inc.	89,679	2,506,528
Fifth Third Bancorp	136,555	6,392,140
KeyCorp	240,363	4,961,092
Popular, Inc.	52,266	6,508,162
Webster Financial Corp. (B)	75,775	4,769,279
Western Alliance Bancorp	66,019	5,550,217
		31,460,585
Capital markets – 2.9%
Invesco, Ltd.	63,200	1,660,264
Lazard, Inc.	175,476	8,521,115
Main Street Capital Corp. (B)	58,282	3,519,650
StepStone Group, Inc., Class A (B)	48,684	3,124,052
		16,825,081
Consumer finance – 1.1%
OneMain Holdings, Inc.	47,359	3,199,100
SLM Corp.	126,000	3,409,560
		6,608,660
Financial services – 3.8%
Block, Inc. (A)	10,900	709,481
Corebridge Financial, Inc.	107,011	3,228,522
Corpay, Inc. (A)	28,619	8,612,316
Marqeta, Inc., Class A (A)	736,150	3,496,713
Voya Financial, Inc.	85,369	6,359,137
		22,406,169
Insurance – 7.1%
American International Group, Inc.	90,000	7,699,500
Assurant, Inc.	21,198	5,105,538
Horace Mann Educators Corp.	55,000	2,539,900
Lincoln National Corp.	111,300	4,956,189
RenaissanceRe Holdings, Ltd.	26,675	7,499,943
The Allstate Corp.	22,207	4,622,387
The Hanover Insurance Group, Inc.	27,851	5,090,327

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Willis Towers Watson PLC	11,080	$3,640,888
		41,154,672
Mortgage real estate investment trusts – 0.6%
Annaly Capital Management, Inc.	165,400	3,698,344
		122,153,511
Health care – 10.0%
Biotechnology – 1.3%
Alkermes PLC (A)	156,196	4,370,364
Neurocrine Biosciences, Inc. (A)	23,700	3,361,371
		7,731,735
Health care equipment and supplies – 3.1%
The Cooper Companies, Inc. (A)	125,300	10,269,585
Zimmer Biomet Holdings, Inc.	89,595	8,056,382
		18,325,967
Health care providers and services – 3.1%
Centene Corp. (A)	88,400	3,637,660
Concentra Group Holdings Parent, Inc.	296,060	5,826,461
Molina Healthcare, Inc. (A)	17,600	3,054,304
Select Medical Holdings Corp.	359,769	5,342,570
		17,860,995
Life sciences tools and services – 0.6%
Waters Corp. (A)	8,400	3,190,572
Pharmaceuticals – 1.9%
Perrigo Company PLC	379,600	5,284,032
Viatris, Inc.	477,073	5,939,559
		11,223,591
		58,332,860
Industrials – 18.8%
Aerospace and defense – 4.1%
Hexcel Corp. (B)	97,600	7,212,640
L3Harris Technologies, Inc.	19,450	5,709,937
StandardAero, Inc. (A)	274,407	7,869,993
Textron, Inc.	38,504	3,356,394
		24,148,964
Construction and engineering – 1.5%
API Group Corp. (A)	222,904	8,528,307
Electrical equipment – 0.9%
Sensata Technologies Holding PLC	157,943	5,257,922
Ground transportation – 1.6%
CSX Corp.	91,800	3,327,750
Saia, Inc. (A)	18,906	6,173,187
		9,500,937
Machinery – 5.8%
AGCO Corp.	46,550	4,856,096
Esab Corp.	55,770	6,230,624
Fortive Corp.	126,202	6,967,612
JBT Marel Corp.	22,700	3,420,209
The Middleby Corp. (A)	60,083	8,932,540
Xylem, Inc.	23,500	3,200,230
		33,607,311
Passenger airlines – 1.1%
Southwest Airlines Company	156,195	6,455,539
Professional services – 2.5%
Booz Allen Hamilton Holding Corp.	11,600	978,576
First Advantage Corp. (A)(B)	299,893	4,357,445
SS&C Technologies Holdings, Inc.	57,767	5,049,991
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Verra Mobility Corp. (A)	187,377	$4,199,119
		14,585,131
Trading companies and distributors – 1.3%
SiteOne Landscape Supply, Inc. (A)	32,659	4,068,005
W.W. Grainger, Inc.	3,700	3,733,485
		7,801,490
		109,885,601
Information technology – 13.5%
Communications equipment – 0.4%
Viasat, Inc. (A)	62,000	2,136,520
Electronic equipment, instruments and components – 5.2%
Belden, Inc.	36,300	4,230,765
CDW Corp.	22,800	3,105,360
Corning, Inc.	101,264	8,866,676
Keysight Technologies, Inc. (A)	44,700	9,082,593
TE Connectivity PLC	23,235	5,286,195
		30,571,589
IT services – 0.8%
GoDaddy, Inc., Class A (A)	38,920	4,829,194
Semiconductors and semiconductor equipment – 2.9%
MKS, Inc.	42,276	6,755,705
Qnity Electronics, Inc.	34,548	2,820,844
Rambus, Inc. (A)	29,955	2,752,565
Teradyne, Inc.	19,400	3,755,064
Wolfspeed, Inc. (A)	35,276	614,155
		16,698,333
Software – 2.8%
CCC Intelligent Solutions Holdings, Inc. (A)	467,128	3,713,668
Clearwater Analytics Holdings, Inc., Class A (A)	248,400	5,991,408
DocuSign, Inc. (A)	63,766	4,361,594
Gitlab, Inc., Class A (A)	70,100	2,630,853
		16,697,523
Technology hardware, storage and peripherals – 1.4%
Sandisk Corp. (A)	15,750	3,738,735
Western Digital Corp.	24,906	4,290,557
		8,029,292
		78,962,451
Materials – 5.0%
Chemicals – 1.1%
DuPont de Nemours, Inc.	69,097	2,777,699
Westlake Corp.	47,900	3,541,726
		6,319,425
Construction materials – 0.6%
Knife River Corp. (A)	50,466	3,550,283
Containers and packaging – 1.1%
International Paper Company	166,802	6,570,331
Metals and mining – 1.3%
Franco-Nevada Corp.	21,708	4,499,758
OR Royalties, Inc. (B)	89,100	3,156,200
		7,655,958
Paper and forest products – 0.9%
Stora Enso OYJ, R Shares	398,777	4,978,983
		29,074,980
Real estate – 7.8%
Health care REITs – 1.3%
Healthcare Realty Trust, Inc.	219,967	3,728,441

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care REITs (continued)
Ventas, Inc.	51,700	$4,000,546
		7,728,987
Industrial REITs – 0.8%
Rexford Industrial Realty, Inc.	125,421	4,856,301
Office REITs – 0.7%
Vornado Realty Trust	119,276	3,969,505
Real estate management and development – 0.7%
Jones Lang LaSalle, Inc. (A)	12,344	4,153,386
Residential REITs – 2.6%
Apartment Investment and Management Company, Class A	401,057	2,382,279
Equity Residential	86,831	5,473,826
Sun Communities, Inc.	57,446	7,118,134
		14,974,239
Retail REITs – 1.0%
Regency Centers Corp.	82,812	5,716,512
Specialized REITs – 0.7%
Digital Realty Trust, Inc.	27,700	4,285,467
		45,684,397
Utilities – 6.9%
Electric utilities – 2.2%
FirstEnergy Corp.	148,374	6,642,704
PG&E Corp.	403,830	6,489,548
		13,132,252
Gas utilities – 0.4%
National Fuel Gas Company	28,796	2,305,408
Multi-utilities – 4.3%
Ameren Corp.	74,684	7,457,944
CenterPoint Energy, Inc.	126,174	4,837,511
Consolidated Edison, Inc.	61,100	6,068,452
Dominion Energy, Inc.	117,230	6,868,506
		25,232,413
		40,670,073
TOTAL COMMON STOCKS (Cost $505,360,736)		$574,793,509
CONVERTIBLE BONDS - 0.2%
Information technology - 0.2%
Wolfspeed, Inc.
2.500%, 06/15/2031	$344,000	509,550
2.500%, 06/15/2031 (C)	416,000	616,200
		1,125,750
TOTAL CONVERTIBLE BONDS (Cost $621,634)		$1,125,750
CORPORATE BONDS - 0.0%
Information technology - 0.0%
Wolfspeed, Inc. 7.000%, (7.000% Cash or 12.000% PIK), 06/15/2031	426,195	340,956
TOTAL CORPORATE BONDS (Cost $685,622)		$340,956
SHORT-TERM INVESTMENTS – 3.4%
Short-term funds – 3.4%
John Hancock Collateral Trust, 3.7477% (D)(E)	1,004,793	10,052,151
Mid Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.7239% (D)	1,764,235	$1,764,235
T. Rowe Price Government Reserve Fund, 3.7374% (D)	7,893,175	7,893,175
TOTAL SHORT-TERM INVESTMENTS (Cost $19,709,746)		$19,709,561
Total Investments (Mid Value Trust) (Cost $526,377,738) – 101.8%		$595,969,776
Other assets and liabilities, net – (1.8%)		(10,784,008)
TOTAL NET ASSETS – 100.0%		$585,185,768
Security Abbreviations and Legend
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-25.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 12-31-25.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.2%
Consumer discretionary – 2.8%
Hotels, restaurants and leisure – 2.8%
Hilton Worldwide Holdings, Inc.	15,192	$4,363,902
Hyatt Hotels Corp., Class A	23,145	3,710,606
		8,074,508
Financials – 1.5%
Capital markets – 1.5%
Brookfield Corp.	98,560	4,522,918
Health care – 1.6%
Health care providers and services – 1.6%
Brookdale Senior Living, Inc. (A)	431,451	4,655,356
Information technology – 0.4%
IT services – 0.4%
Applied Digital Corp. (A)	50,630	1,241,448
Real estate – 91.9%
Diversified REITs – 6.0%
Essential Properties Realty Trust, Inc.	215,294	6,385,620
WP Carey, Inc.	176,613	11,366,813
		17,752,433
Health care REITs – 20.5%
American Healthcare REIT, Inc.	178,445	8,397,622
CareTrust REIT, Inc.	227,203	8,215,660
Ventas, Inc.	81,581	6,312,738

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care REITs (continued)
Welltower, Inc.	202,004	$37,493,962
		60,419,982
Hotel and resort REITs – 1.1%
Xenia Hotels & Resorts, Inc.	235,538	3,330,507
Industrial REITs – 16.0%
EastGroup Properties, Inc.	31,532	5,617,110
LXP Industrial Trust	135,176	6,702,026
Prologis, Inc.	272,339	34,766,797
		47,085,933
Office REITs – 3.6%
COPT Defense Properties	124,697	3,466,577
Kilroy Realty Corp.	173,297	6,476,109
SL Green Realty Corp.	11,141	511,038
		10,453,724
Real estate management and development – 1.8%
CBRE Group, Inc., Class A (A)	23,064	3,708,461
Jones Lang LaSalle, Inc. (A)	4,274	1,438,073
		5,146,534
Residential REITs – 13.1%
AvalonBay Communities, Inc.	36,082	6,542,027
Centerspace	14,231	949,492
Essex Property Trust, Inc.	45,341	11,864,833
Mid-America Apartment Communities, Inc.	79,932	11,103,354
Sun Communities, Inc.	66,040	8,183,016
		38,642,722
Retail REITs – 14.2%
Acadia Realty Trust	164,901	3,387,067
Realty Income Corp.	38,520	2,171,372
Regency Centers Corp.	65,083	4,492,679
Simon Property Group, Inc.	105,882	19,599,817
Tanger, Inc.	119,826	3,998,594
The Macerich Company	158,455	2,925,079
Urban Edge Properties	281,043	5,393,215
		41,967,823
Specialized REITs – 15.6%
Digital Realty Trust, Inc.	67,441	10,433,797
Equinix, Inc.	24,821	19,016,857
Public Storage	36,761	9,539,480
Smartstop Self Storage REIT, Inc.	225,407	6,974,093
		45,964,227
		270,763,885
TOTAL COMMON STOCKS (Cost $262,473,457)		$289,258,115
SHORT-TERM INVESTMENTS – 1.6%
Short-term funds – 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.7239% (B)	4,690,375	4,690,375
TOTAL SHORT-TERM INVESTMENTS (Cost $4,690,375)		$4,690,375
Total Investments (Real Estate Securities Trust) (Cost $267,163,832) – 99.8%		$293,948,490
Other assets and liabilities, net – 0.2%		707,939
TOTAL NET ASSETS – 100.0%		$294,656,429
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-25.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.2%
Communication services – 13.8%
Interactive media and services – 13.8%
Alphabet, Inc., Class A	172,299	$53,929,587
Alphabet, Inc., Class C	148,330	46,545,954
Meta Platforms, Inc., Class A	95,503	63,040,575
Reddit, Inc., Class A (A)	7,200	1,655,064
		165,171,180
Consumer discretionary – 0.3%
Automobiles – 0.3%
Tesla, Inc. (A)	9,430	4,240,860
Industrials – 0.2%
Aerospace and defense – 0.1%
Beta Technologies, Inc., Class A (A)	39,157	1,104,619
Machinery – 0.1%
Fortive Corp.	22,200	1,225,662
		2,330,281
Information technology – 84.9%
Communications equipment – 4.3%
Arista Networks, Inc. (A)	82,250	10,777,218
Ciena Corp. (A)	11,300	2,642,731
Cisco Systems, Inc.	320,334	24,675,328
F5, Inc. (A)	3,800	969,988
Lumentum Holdings, Inc. (A)	20,400	7,519,236
Motorola Solutions, Inc.	11,400	4,369,848
Viasat, Inc. (A)	13,500	465,210
		51,419,559
Electronic equipment, instruments and components – 3.3%
Advanced Energy Industries, Inc.	3,100	649,047
Amphenol Corp., Class A	95,553	12,913,032
Celestica, Inc. (A)	1,800	532,098
Coherent Corp. (A)	29,900	5,518,643
Corning, Inc.	58,372	5,111,052
Fabrinet (A)	5,400	2,458,512
Flex, Ltd. (A)	30,400	1,836,768
Jabil, Inc.	8,705	1,984,914
Sanmina Corp. (A)	3,000	450,210
TE Connectivity PLC	31,252	7,110,143
TTM Technologies, Inc. (A)	12,400	855,600
		39,420,019
IT services – 6.1%
Accenture PLC, Class A	74,000	19,854,200
DigitalOcean Holdings, Inc. (A)	3,000	144,360
EPAM Systems, Inc. (A)	6,100	1,249,768
Gartner, Inc. (A)	2,400	605,472
GoDaddy, Inc., Class A (A)	4,800	595,584
IBM Corp.	76,001	22,512,256
MongoDB, Inc. (A)	5,900	2,476,171
Shopify, Inc., Class A (A)	124,063	19,970,421
Snowflake, Inc. (A)	13,900	3,049,104
Twilio, Inc., Class A (A)	11,000	1,564,640
VeriSign, Inc.	2,500	607,375
Whitefiber, Inc. (A)(B)	54,550	861,890
		73,491,241
Semiconductors and semiconductor equipment – 37.3%
Advanced Micro Devices, Inc. (A)	120,695	25,848,041
Advantest Corp.	30,300	3,831,369
Amkor Technology, Inc.	3,900	153,972
Analog Devices, Inc.	37,100	10,061,520
Applied Materials, Inc.	42,500	10,922,075
Astera Labs, Inc. (A)	57,000	9,482,520
Broadcom, Inc.	298,599	103,345,114
Credo Technology Group Holding, Ltd. (A)	33,500	4,820,315
Entegris, Inc.	14,900	1,255,325

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
First Solar, Inc. (A)	9,599	$2,507,547
FormFactor, Inc. (A)	5,504	307,013
Impinj, Inc. (A)	28,100	4,889,681
Intel Corp. (A)	351,833	12,982,638
KLA Corp.	20,687	25,136,360
Lam Research Corp.	169,300	28,980,774
Marvell Technology, Inc.	17,653	1,500,152
Microchip Technology, Inc.	21,300	1,357,236
Micron Technology, Inc.	94,688	27,024,902
MKS, Inc.	8,400	1,342,320
Monolithic Power Systems, Inc.	14,306	12,966,386
NVIDIA Corp.	659,391	122,976,420
NXP Semiconductors NV	21,100	4,579,966
ON Semiconductor Corp. (A)	22,900	1,240,035
Onto Innovation, Inc. (A)	4,000	631,440
Qualcomm, Inc.	17,400	2,976,270
Rambus, Inc. (A)	38,857	3,570,570
Semtech Corp. (A)	9,500	700,055
SiTime Corp. (A)	1,700	600,423
SK Hynix, Inc.	4,921	2,228,612
Teradyne, Inc.	34,700	6,716,532
Texas Instruments, Inc.	63,000	10,929,870
Tower Semiconductor, Ltd. (A)	11,020	1,293,968
		447,159,421
Software – 24.3%
Adobe, Inc. (A)	51,400	17,989,486
AppLovin Corp., Class A (A)	21,100	14,217,602
Atlassian Corp., Class A (A)	30,300	4,912,842
Cadence Design Systems, Inc. (A)	17,200	5,376,376
Crowdstrike Holdings, Inc., Class A (A)	16,274	7,628,600
D-Wave Quantum, Inc. (A)(B)	11,400	298,110
Gen Digital, Inc.	44,300	1,204,517
HubSpot, Inc. (A)	9,600	3,852,480
InterDigital, Inc.	18,809	5,988,409
Intuit, Inc.	22,100	14,639,482
Microsoft Corp.	216,663	104,782,560
Nutanix, Inc., Class A (A)	24,200	1,250,898
Oracle Corp.	65,326	12,732,691
Palantir Technologies, Inc., Class A (A)	170,432	30,294,288
Palo Alto Networks, Inc. (A)	63,408	11,679,754
Pegasystems, Inc.	10,000	597,200
PTC, Inc. (A)	14,300	2,491,203
Riot Platforms, Inc. (A)	50,900	644,903
Roper Technologies, Inc.	6,800	3,026,884
Salesforce, Inc.	113,600	30,093,776
ServiceNow, Inc. (A)	41,000	6,280,790
Synopsys, Inc. (A)	14,216	6,677,540
UiPath, Inc., Class A (A)	75,100	1,230,889
Unity Software, Inc. (A)	58,700	2,592,779
Zeta Global Holdings Corp., Class A (A)	54,602	1,111,151
		291,595,210
Technology hardware, storage and peripherals – 9.6%
Apple, Inc.	370,653	100,765,725
IonQ, Inc. (A)	35,600	1,597,372
Pure Storage, Inc., Class A (A)	19,400	1,299,994
Sandisk Corp. (A)	16,500	3,916,770
Seagate Technology Holdings PLC	16,600	4,571,474
Western Digital Corp.	18,900	3,255,903
		115,407,238
		1,018,492,688
TOTAL COMMON STOCKS (Cost $1,049,064,022)		$1,190,235,009
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.7%
Short-term funds – 0.7%
John Hancock Collateral Trust, 3.7477% (C)(D)	116,356	$1,164,046
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.7239% (C)	894,770	894,770
T. Rowe Price Government Reserve Fund, 3.7374% (C)	6,186,272	6,186,272
TOTAL SHORT-TERM INVESTMENTS (Cost $8,245,121)		$8,245,088
Total Investments (Science & Technology Trust) (Cost $1,057,309,143) – 99.9%		$1,198,480,097
Other assets and liabilities, net – 0.1%		1,466,129
TOTAL NET ASSETS – 100.0%		$1,199,946,226
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-25.
(C)	The rate shown is the annualized seven-day yield as of 12-31-25.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.7%
Communication services – 1.6%
Entertainment – 1.6%
Madison Square Garden Sports Corp. (A)	18,659	$4,826,150
Consumer discretionary – 13.1%
Diversified consumer services – 1.5%
Mister Car Wash, Inc. (A)	762,596	4,240,034
Hotels, restaurants and leisure – 5.3%
First Watch Restaurant Group, Inc. (A)	210,652	3,176,632
Genius Sports, Ltd. (A)	463,102	5,103,384
Life Time Group Holdings, Inc. (A)	142,634	3,791,212
Wingstop, Inc.	14,578	3,476,707
		15,547,935
Household durables – 1.1%
Green Brick Partners, Inc. (A)	53,461	3,349,866
Specialty retail – 2.9%
Bath & Body Works, Inc.	190,147	3,818,152
Lithia Motors, Inc.	13,613	4,524,008
		8,342,160
Textiles, apparel and luxury goods – 2.3%
Levi Strauss & Company, Class A	181,194	3,757,964
On Holding AG, Class A (A)	66,000	3,067,680
		6,825,644
		38,305,639
Consumer staples – 2.4%
Household products – 1.1%
Central Garden & Pet Company, Class A (A)	113,480	3,312,481
Personal care products – 1.3%
BellRing Brands, Inc. (A)	141,589	3,784,674
		7,097,155

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 2.7%
Energy equipment and services – 1.1%
Liberty Energy, Inc.	168,089	$3,102,923
Oil, gas and consumable fuels – 1.6%
Magnolia Oil & Gas Corp., Class A	220,201	4,820,200
		7,923,123
Financials – 13.2%
Banks – 9.8%
Banner Corp.	90,179	5,650,616
Cullen/Frost Bankers, Inc.	46,722	5,916,407
Old National Bancorp	197,490	4,406,002
Pinnacle Financial Partners, Inc.	21,036	2,007,045
SouthState Bank Corp.	65,748	6,187,543
Univest Financial Corp.	141,045	4,617,813
		28,785,426
Capital markets – 3.4%
Evercore, Inc., Class A	16,215	5,517,154
Moelis & Company, Class A	64,215	4,414,139
		9,931,293
		38,716,719
Health care – 14.6%
Biotechnology – 0.7%
ACADIA Pharmaceuticals, Inc. (A)	55,210	1,474,659
Ultragenyx Pharmaceutical, Inc. (A)	28,721	660,583
		2,135,242
Health care equipment and supplies – 4.6%
Globus Medical, Inc., Class A (A)	34,198	2,985,827
Integer Holdings Corp. (A)	56,521	4,432,942
Merit Medical Systems, Inc. (A)	32,114	2,830,528
Teleflex, Inc.	25,916	3,162,789
		13,412,086
Health care providers and services – 4.5%
BrightSpring Health Services, Inc. (A)	87,539	3,278,336
Concentra Group Holdings Parent, Inc.	178,786	3,518,508
Molina Healthcare, Inc. (A)	12,895	2,237,798
Option Care Health, Inc. (A)	129,283	4,118,956
		13,153,598
Life sciences tools and services – 2.2%
Bio-Rad Laboratories, Inc., Class A (A)	12,795	3,876,757
Revvity, Inc.	26,260	2,540,655
		6,417,412
Pharmaceuticals – 2.6%
Axsome Therapeutics, Inc. (A)	10,465	1,911,328
Jazz Pharmaceuticals PLC (A)	11,035	1,875,950
Prestige Consumer Healthcare, Inc. (A)	59,991	3,700,845
		7,488,123
		42,606,461
Industrials – 20.3%
Aerospace and defense – 1.0%
Hexcel Corp.	41,447	3,062,933
Building products – 3.5%
A.O. Smith Corp.	57,813	3,866,533
Simpson Manufacturing Company, Inc.	20,346	3,285,269
Trex Company, Inc. (A)	85,737	3,007,654
		10,159,456
Construction and engineering – 3.5%
Arcosa, Inc.	50,746	5,395,315
Small Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
MasTec, Inc. (A)	22,027	$4,788,009
		10,183,324
Electrical equipment – 3.6%
Generac Holdings, Inc. (A)	26,343	3,592,395
Regal Rexnord Corp.	33,155	4,652,310
Vicor Corp. (A)	20,416	2,237,594
		10,482,299
Ground transportation – 1.5%
Knight-Swift Transportation Holdings, Inc.	82,270	4,301,076
Machinery – 6.2%
Atmus Filtration Technologies, Inc.	86,343	4,482,065
Crane Company	24,226	4,468,001
The Timken Company	69,541	5,850,484
The Toro Company	41,374	3,256,961
		18,057,511
Professional services – 1.0%
Maximus, Inc.	35,180	3,036,738
		59,283,337
Information technology – 24.1%
Electronic equipment, instruments and components – 1.2%
Advanced Energy Industries, Inc.	17,154	3,591,533
Semiconductors and semiconductor equipment – 8.5%
Alpha & Omega Semiconductor, Ltd. (A)	85,074	1,685,316
Ambarella, Inc. (A)	60,807	4,307,568
Kulicke & Soffa Industries, Inc.	121,111	5,517,817
MACOM Technology Solutions Holdings, Inc. (A)	25,472	4,362,844
MKS, Inc.	28,957	4,627,329
Veeco Instruments, Inc. (A)	147,713	4,221,638
		24,722,512
Software – 14.4%
Adeia, Inc.	292,256	5,041,416
Alkami Technology, Inc. (A)	226,497	5,225,286
Braze, Inc., Class A (A)	163,993	5,623,320
CommVault Systems, Inc. (A)	40,570	5,085,855
Progress Software Corp. (A)	112,519	4,833,816
Q2 Holdings, Inc. (A)	73,687	5,317,254
Tenable Holdings, Inc. (A)	187,000	4,400,110
Varonis Systems, Inc. (A)	97,555	3,199,804
Xperi, Inc. (A)	299,544	1,755,328
Yext, Inc. (A)	215,914	1,740,267
		42,222,456
		70,536,501
Materials – 1.5%
Chemicals – 1.5%
Avient Corp.	136,582	4,266,822
Real estate – 3.2%
Industrial REITs – 3.2%
EastGroup Properties, Inc.	26,371	4,697,730
First Industrial Realty Trust, Inc.	82,314	4,714,123
		9,411,853
Utilities – 1.0%
Multi-utilities – 1.0%
Unitil Corp.	62,919	3,047,796
TOTAL COMMON STOCKS (Cost $260,697,381)		$286,021,556

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Core Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.2%
Short-term funds – 2.2%
John Hancock Collateral Trust, 3.7477% (B)(C)	654,797	$6,550,722
TOTAL SHORT-TERM INVESTMENTS (Cost $6,550,638)		$6,550,722
Total Investments (Small Cap Core Trust) (Cost $267,248,019) – 99.9%		$292,572,278
Other assets and liabilities, net – 0.1%		203,106
TOTAL NET ASSETS – 100.0%		$292,775,384
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-25.
(C)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.5%
Communication services – 2.7%
Diversified telecommunication services – 0.5%
Anterix, Inc. (A)	2,160	$47,153
ATN International, Inc.	1,915	43,662
Bandwidth, Inc., Class A (A)	5,093	78,687
Cogent Communications Holdings, Inc. (B)	9,066	195,463
Globalstar, Inc. (A)(B)	9,218	562,667
IDT Corp., Class B	2,988	153,015
Liberty Latin America, Ltd., Class A (A)	5,513	40,741
Liberty Latin America, Ltd., Class C (A)	23,519	175,452
Lumen Technologies, Inc. (A)	175,267	1,361,825
Shenandoah Telecommunications Company (B)	9,636	111,392
Uniti Group, Inc. (A)(B)	30,876	216,441
		2,986,498
Entertainment – 0.5%
AMC Entertainment Holdings, Inc., Class A (A)	95,879	149,571
Atlanta Braves Holdings, Inc., Series A (A)(B)	2,172	92,288
Atlanta Braves Holdings, Inc., Series C (A)	7,685	303,173
Cinemark Holdings, Inc.	19,071	443,210
CuriosityStream, Inc. (B)	7,718	29,328
Eventbrite, Inc., Class A (A)	14,607	65,001
IMAX Corp. (A)	8,003	295,791
Lionsgate Studios Corp. (A)	37,955	346,529
Madison Square Garden Entertainment Corp. (A)	7,298	393,289
Playtika Holding Corp.	10,985	43,391
Reservoir Media, Inc. (A)	4,310	32,627
Sphere Entertainment Company (A)(B)	5,095	484,433
Starz Entertainment Corp. (A)	2,431	28,443
The Marcus Corp.	4,342	67,344
		2,774,418
Interactive media and services – 0.5%
Angi, Inc. (A)	6,831	88,325
Bumble, Inc., Class A (A)	13,902	49,630
CarGurus, Inc. (A)	15,149	580,964
Cars.com, Inc. (A)	10,093	123,135
EverQuote, Inc., Class A (A)	5,424	146,448
FuboTV, Inc., Class A (A)(B)	60,725	153,027
Getty Images Holdings, Inc. (A)	23,012	30,836
Grindr, Inc. (A)(B)	6,057	82,012
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
MediaAlpha, Inc., Class A (A)	6,378	$82,595
Nextdoor Holdings, Inc. (A)	42,325	88,883
QuinStreet, Inc. (A)	10,383	149,204
Rumble, Inc. (A)(B)	19,896	125,743
Shutterstock, Inc.	4,637	88,567
TripAdvisor, Inc. (A)	21,047	306,444
TrueCar, Inc. (A)	16,445	37,166
Webtoon Entertainment, Inc. (A)(B)	3,532	46,022
Yelp, Inc. (A)	11,188	340,003
Ziff Davis, Inc. (A)	7,501	263,660
ZipRecruiter, Inc., Class A (A)	12,237	47,724
		2,830,388
Media – 1.0%
AMC Networks, Inc., Class A (A)(B)	5,471	52,084
Boston Omaha Corp., Class A (A)(B)	4,372	54,082
Cable One, Inc. (B)	963	108,675
EchoStar Corp., Class A (A)	24,914	2,708,152
Entravision Communications Corp., Class A	12,665	37,108
Gambling.com Group, Ltd. (A)(B)	4,490	24,515
Gray Media, Inc.	16,141	78,122
Ibotta, Inc., Class A (A)(B)	2,632	59,825
iHeartMedia, Inc., Class A (A)	22,568	93,883
John Wiley & Sons, Inc., Class A	7,481	229,143
Magnite, Inc. (A)	25,747	417,874
National CineMedia, Inc. (B)	13,143	51,126
Newsmax, Inc. (A)(B)	8,893	68,743
Nexxen International, Ltd. (A)	6,473	42,333
Optimum Communications, Inc., Class A (A)(B)	49,442	81,579
PubMatic, Inc., Class A (A)	7,276	64,538
Scholastic Corp.	3,751	111,142
Sinclair, Inc. (B)	7,235	110,696
Stagwell, Inc. (A)(B)	21,119	103,272
TechTarget, Inc. (A)	6,041	32,621
TEGNA, Inc.	29,191	566,597
The EW Scripps Company, Class A (A)	11,816	47,146
Thryv Holdings, Inc. (A)	7,247	43,844
USA TODAY Company, Inc. (A)(B)	26,083	134,327
		5,321,427
Wireless telecommunication services – 0.2%
Gogo, Inc. (A)	14,767	68,814
Spok Holdings, Inc.	4,405	58,102
Telephone & Data Systems, Inc.	18,264	748,824
Tingo Group, Inc. (A)	23,160	46
		875,786
		14,788,517
Consumer discretionary – 8.6%
Automobile components – 1.0%
Adient PLC (A)	15,058	288,662
American Axle & Manufacturing Holdings, Inc. (A)(B)	20,659	132,424
Cooper-Standard Holdings, Inc. (A)	3,122	102,495
Dana, Inc.	21,608	513,406
Dorman Products, Inc. (A)	5,081	625,928
Fox Factory Holding Corp. (A)	7,859	134,467
Garrett Motion, Inc.	29,170	508,433
Gentherm, Inc. (A)	5,650	205,491
Holley, Inc. (A)	14,546	60,075
LCI Industries	4,330	525,402
Motorcar Parts of America, Inc. (A)	2,581	31,850
Patrick Industries, Inc. (B)	5,973	647,652
PHINIA, Inc.	6,966	436,699
Solid Power, Inc. (A)	28,404	120,717

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Standard Motor Products, Inc.	3,843	$141,615
Strattec Security Corp. (A)	755	57,486
The Goodyear Tire & Rubber Company (A)	50,717	444,281
Visteon Corp.	5,027	478,068
XPEL, Inc. (A)	4,690	234,078
		5,689,229
Automobiles – 0.1%
Faraday Future Intelligent Electric, Inc. (A)(B)	26,647	27,180
Livewire Group, Inc. (A)	7,015	31,006
Winnebago Industries, Inc.	4,997	202,478
		260,664
Broadline retail – 0.1%
Groupon, Inc. (A)(B)	4,704	82,837
Kohl's Corp.	20,018	408,567
Savers Value Village, Inc. (A)	7,336	68,518
		559,922
Distributors – 0.1%
GigaCloud Technology, Inc., Class A (A)	4,505	176,956
Gold.com, Inc.	3,506	119,379
Weyco Group, Inc.	1,107	33,863
		330,198
Diversified consumer services – 1.1%
Adtalem Global Education, Inc. (A)	6,599	682,799
American Public Education, Inc. (A)	3,113	117,671
Carriage Services, Inc.	2,493	105,454
Coursera, Inc. (A)	26,367	194,061
Driven Brands Holdings, Inc. (A)(B)	11,125	164,873
European Wax Center, Inc., Class A (A)	5,756	20,722
frontdoor, Inc. (A)	13,474	777,315
Graham Holdings Company, Class B	585	642,681
KinderCare Learning Cos, Inc. (A)	6,288	27,164
Laureate Education, Inc. (A)	23,290	784,174
Lincoln Educational Services Corp. (A)	5,372	129,734
Matthews International Corp., Class A	5,491	143,425
McGraw Hill, Inc. (A)	5,443	89,810
Mister Car Wash, Inc. (A)(B)	19,056	105,951
OneSpaWorld Holdings, Ltd.	18,494	383,566
Perdoceo Education Corp.	11,986	351,549
Phoenix Education Partners, Inc. (A)	1,026	31,088
Strategic Education, Inc.	4,272	342,614
Stride, Inc. (A)	7,870	510,999
Udemy, Inc. (A)	17,478	102,246
Universal Technical Institute, Inc. (A)	8,528	222,837
		5,930,733
Hotels, restaurants and leisure – 1.6%
Accel Entertainment, Inc. (A)	10,045	114,613
Bally's Corp. (A)	1,863	30,777
Biglari Holdings, Inc., Class B (A)	130	43,216
BJ's Restaurants, Inc. (A)	3,624	142,786
Black Rock Coffee Bar, Inc., Class A (A)	3,065	68,196
Bloomin' Brands, Inc.	15,608	96,301
Brightstar Lottery PLC	19,096	295,606
Brinker International, Inc. (A)	8,124	1,165,956
Cracker Barrel Old Country Store, Inc.	4,095	104,013
Dave & Buster's Entertainment, Inc. (A)	5,055	81,942
Denny's Corp. (A)(B)	9,513	59,171
Dine Brands Global, Inc. (B)	2,661	85,525
El Pollo Loco Holdings, Inc. (A)	5,235	54,758
First Watch Restaurant Group, Inc. (A)	10,191	153,680
Genius Sports, Ltd. (A)	40,232	443,357
Global Business Travel Group I (A)(B)	24,494	187,379
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Golden Entertainment, Inc.	3,514	$95,546
Hilton Grand Vacations, Inc. (A)	11,154	499,142
Inspired Entertainment, Inc. (A)	4,606	43,112
Jack in the Box, Inc. (B)	3,285	62,251
Krispy Kreme, Inc.	14,527	58,399
Kura Sushi USA, Inc., Class A (A)	1,175	61,488
Life Time Group Holdings, Inc. (A)	27,684	735,841
Lindblad Expeditions Holdings, Inc. (A)	6,892	99,383
Marriott Vacations Worldwide Corp.	5,076	292,834
Monarch Casino & Resort, Inc.	2,321	222,120
Nathan's Famous, Inc.	565	52,867
Navan, Inc., Class A (A)	7,014	119,799
Papa John's International, Inc. (B)	5,990	230,555
Portillo's, Inc., Class A (A)(B)	12,433	56,446
Pursuit Attractions and Hospitality, Inc. (A)	3,964	133,508
RCI Hospitality Holdings, Inc. (B)	1,662	39,622
Red Rock Resorts, Inc., Class A	8,951	554,514
Rush Street Interactive, Inc. (A)	16,894	328,250
Sabre Corp. (A)(B)	69,213	94,130
Serve Robotics, Inc. (A)	11,520	119,578
Shake Shack, Inc., Class A (A)	7,136	579,229
Six Flags Entertainment Corp. (A)(B)	17,682	271,242
Super Group SGHC, Ltd.	29,331	350,505
Sweetgreen, Inc., Class A (A)(B)	19,195	129,758
Target Hospitality Corp. (A)	6,249	50,054
The Cheesecake Factory, Inc. (B)	8,419	424,991
United Parks & Resorts, Inc. (A)(B)	4,997	181,391
Xponential Fitness, Inc., Class A (A)(B)	5,274	43,405
		9,057,236
Household durables – 1.6%
Beazer Homes USA, Inc. (A)	5,036	102,080
Cavco Industries, Inc. (A)	1,431	845,349
Century Communities, Inc.	4,840	287,254
Champion Homes, Inc. (A)	10,410	879,645
Cricut, Inc., Class A (B)	9,510	47,075
Dream Finders Homes, Inc., Class A (A)(B)	5,560	95,076
Ethan Allen Interiors, Inc.	4,567	104,310
Flexsteel Industries, Inc.	750	29,618
Green Brick Partners, Inc. (A)	5,854	366,812
Hamilton Beach Brands Holding Company, Class B	1,197	19,691
Helen of Troy, Ltd. (A)	4,383	93,139
Hovnanian Enterprises, Inc., Class A (A)	911	88,859
Installed Building Products, Inc. (B)	4,261	1,105,261
KB Home	11,534	650,633
La-Z-Boy, Inc.	7,750	288,843
Legacy Housing Corp. (A)	1,914	37,361
Leggett & Platt, Inc.	24,642	271,062
LGI Homes, Inc. (A)	3,841	165,009
M/I Homes, Inc. (A)	4,800	614,160
Meritage Homes Corp.	12,742	838,424
Sonos, Inc. (A)	22,143	388,831
Taylor Morrison Home Corp. (A)	17,543	1,032,756
The Lovesac Company (A)(B)	2,664	39,294
Tri Pointe Homes, Inc. (A)	15,642	492,254
		8,882,796
Leisure products – 0.4%
Acushnet Holdings Corp.	5,114	408,199
Escalade, Inc.	1,960	26,440
Funko, Inc., Class A (A)(B)	9,018	30,661
JAKKS Pacific, Inc.	1,780	30,046
Johnson Outdoors, Inc., Class A	1,220	51,789
Latham Group, Inc. (A)	8,648	54,915
Malibu Boats, Inc., Class A (A)	3,516	99,186

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
MasterCraft Boat Holdings, Inc. (A)	3,223	$60,947
Peloton Interactive, Inc., Class A (A)	72,975	449,526
Polaris, Inc.	9,816	620,862
Smith & Wesson Brands, Inc.	8,217	81,102
Sturm Ruger & Company, Inc.	2,661	86,882
Topgolf Callaway Brands Corp. (A)	24,373	284,433
		2,284,988
Specialty retail – 2.1%
1-800-Flowers.com, Inc., Class A (A)	5,483	21,548
Abercrombie & Fitch Company, Class A (A)	8,566	1,078,202
Academy Sports & Outdoors, Inc.	12,220	610,511
Advance Auto Parts, Inc. (B)	11,055	434,462
American Eagle Outfitters, Inc.	29,309	772,878
America's Car-Mart, Inc. (A)(B)	1,454	36,728
Arhaus, Inc. (A)	9,520	106,719
Arko Corp. (B)	14,759	67,006
Asbury Automotive Group, Inc. (A)	3,568	829,667
Barnes & Noble Education, Inc. (A)(B)	3,150	28,949
Bed Bath & Beyond, Inc. (A)(B)	12,815	69,970
Boot Barn Holdings, Inc. (A)	5,654	997,761
Build-A-Bear Workshop, Inc.	2,262	138,593
Caleres, Inc.	6,250	76,063
Camping World Holdings, Inc., Class A	11,352	110,455
Citi Trends, Inc. (A)	937	38,942
Designer Brands, Inc., Class A	6,347	47,158
EVgo, Inc. (A)	23,999	69,837
Genesco, Inc. (A)	1,950	48,302
Group 1 Automotive, Inc.	2,256	887,285
Haverty Furniture Companies, Inc.	2,663	62,208
Lands' End, Inc. (A)(B)	1,916	27,820
MarineMax, Inc. (A)(B)	3,630	87,955
Monro, Inc. (B)	5,388	107,976
National Vision Holdings, Inc. (A)	14,342	370,310
OneWater Marine, Inc., Class A (A)(B)	2,523	27,299
Petco Health & Wellness Company, Inc. (A)	15,133	42,524
Revolve Group, Inc. (A)	7,473	225,610
Sally Beauty Holdings, Inc. (A)	18,304	261,015
Shoe Carnival, Inc.	3,532	59,620
Signet Jewelers, Ltd. (B)	7,369	610,743
Sleep Number Corp. (A)(B)	3,580	30,287
Sonic Automotive, Inc., Class A	2,745	169,806
Stitch Fix, Inc., Class A (A)	20,803	109,216
The Buckle, Inc.	5,817	310,744
The RealReal, Inc. (A)	18,501	291,946
ThredUp, Inc., Class A (A)	18,235	116,522
Upbound Group, Inc.	9,921	174,213
Urban Outfitters, Inc. (A)	11,245	846,299
Victoria's Secret & Company (A)	12,732	689,692
Warby Parker, Inc., Class A (A)	18,133	395,118
Winmark Corp.	553	223,932
Zumiez, Inc. (A)	2,484	64,708
		11,776,599
Textiles, apparel and luxury goods – 0.5%
Capri Holdings, Ltd. (A)	21,433	522,965
Carter's, Inc.	6,511	211,152
Ermenegildo Zegna NV	11,894	121,914
Figs, Inc., Class A (A)	16,254	184,645
G-III Apparel Group, Ltd.	6,729	194,872
Kontoor Brands, Inc.	10,154	620,308
Movado Group, Inc.	2,956	60,953
Oxford Industries, Inc. (B)	2,679	91,622
Rocky Brands, Inc.	1,390	40,769
Steven Madden, Ltd.	13,214	550,231
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Superior Group of Companies, Inc.	2,714	$26,272
Wolverine World Wide, Inc.	14,855	269,618
		2,895,321
		47,667,686
Consumer staples – 1.8%
Beverages – 0.1%
MGP Ingredients, Inc.	2,632	63,958
National Beverage Corp. (A)	4,672	148,990
The Vita Coco Company, Inc. (A)	8,758	464,262
Zevia PBC, Class A (A)	10,761	24,966
		702,176
Consumer staples distribution and retail – 0.4%
Grocery Outlet Holding Corp. (A)(B)	17,252	174,245
Ingles Markets, Inc., Class A	2,677	183,508
Natural Grocers by Vitamin Cottage, Inc.	2,445	61,247
PriceSmart, Inc.	4,730	580,229
The Andersons, Inc.	6,034	320,828
The Chefs' Warehouse, Inc. (A)	6,721	418,920
United Natural Foods, Inc. (A)	11,020	371,043
Village Super Market, Inc., Class A	1,798	63,640
Weis Markets, Inc. (B)	2,603	166,826
		2,340,486
Food products – 0.7%
Alico, Inc.	1,153	41,946
B&G Foods, Inc. (B)	14,269	61,357
Beyond Meat, Inc. (A)(B)	71,041	58,254
BRC, Inc., Class A (A)(B)	19,687	21,853
Calavo Growers, Inc.	3,119	67,838
Cal-Maine Foods, Inc.	8,087	643,483
Dole PLC	15,083	226,094
Fresh Del Monte Produce, Inc.	5,951	212,034
J&J Snack Foods Corp.	2,863	258,729
John B Sanfilippo & Son, Inc.	1,389	98,063
Lifeway Foods, Inc. (A)(B)	987	23,915
Limoneira Company	3,651	46,094
Mama's Creations, Inc. (A)	6,928	93,459
Mission Produce, Inc. (A)	8,074	93,658
Seneca Foods Corp., Class A (A)	815	90,163
SunOpta, Inc. (A)	18,191	69,126
The Hain Celestial Group, Inc. (A)(B)	18,444	19,735
The Marzetti Company	3,678	604,737
The Simply Good Foods Company (A)	17,062	342,605
Tootsie Roll Industries, Inc. (B)	3,418	125,201
TreeHouse Foods, Inc. (A)	9,188	216,745
Utz Brands, Inc.	13,475	139,871
Vital Farms, Inc. (A)(B)	6,320	201,861
Westrock Coffee Company (A)(B)	7,658	31,168
		3,787,989
Household products – 0.3%
Central Garden & Pet Company (A)	1,953	62,789
Central Garden & Pet Company, Class A (A)	8,944	261,075
Energizer Holdings, Inc.	11,552	229,769
Oil-Dri Corp. of America	1,889	92,448
Spectrum Brands Holdings, Inc.	4,325	255,521
WD-40 Company	2,510	494,219
		1,395,821
Personal care products – 0.2%
Edgewell Personal Care Company (B)	8,440	143,902
Herbalife, Ltd. (A)	18,800	242,332
Interparfums, Inc.	3,403	288,676
Medifast, Inc. (A)(B)	2,307	24,639
Nature's Sunshine Products, Inc. (A)	3,160	68,193

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal care products (continued)
Nu Skin Enterprises, Inc., Class A	8,951	$86,109
Olaplex Holdings, Inc. (A)	28,229	37,827
The Beauty Health Company (A)(B)	22,666	31,506
The Honest Company, Inc. (A)(B)	17,569	45,328
USANA Health Sciences, Inc. (A)	2,209	43,363
		1,011,875
Tobacco – 0.1%
Turning Point Brands, Inc.	3,181	344,820
Universal Corp.	4,367	230,359
		575,179
		9,813,526
Energy – 4.6%
Energy equipment and services – 1.7%
Archrock, Inc.	31,672	824,105
Atlas Energy Solutions, Inc. (B)	14,618	137,702
Borr Drilling, Ltd. (A)(B)	49,173	198,167
Bristow Group, Inc. (A)	5,178	189,618
Cactus, Inc., Class A	12,606	575,842
Core Laboratories, Inc. (B)	8,605	137,938
DMC Global, Inc. (A)	4,045	27,061
Expro Group Holdings NV (A)	16,507	220,368
Flowco Holdings, Inc., Class A	3,901	73,105
Forum Energy Technologies, Inc. (A)	1,968	72,718
Helix Energy Solutions Group, Inc. (A)	25,914	162,481
Helmerich & Payne, Inc.	17,733	508,582
Innovex International, Inc. (A)	7,157	156,524
Kodiak Gas Services, Inc.	15,493	579,438
Liberty Energy, Inc.	28,987	535,100
Nabors Industries, Ltd. (A)(B)	2,603	141,343
National Energy Services Reunited Corp. (A)	11,170	174,922
Natural Gas Services Group, Inc.	1,923	64,709
Noble Corp. PLC	23,124	653,022
Oceaneering International, Inc. (A)	18,234	438,163
Oil States International, Inc. (A)	10,339	69,995
Patterson-UTI Energy, Inc.	63,859	390,178
ProFrac Holding Corp., Class A (A)	5,730	22,290
ProPetro Holding Corp. (A)	14,512	138,009
Ranger Energy Services, Inc., Class A	4,160	58,157
RPC, Inc.	17,295	94,085
Seadrill, Ltd. (A)	11,571	400,357
Select Water Solutions, Inc.	17,623	185,394
Solaris Energy Infrastructure, Inc.	7,767	357,049
TETRA Technologies, Inc. (A)	23,304	218,358
Tidewater, Inc. (A)	9,044	456,812
Transocean, Ltd. (A)(B)	170,002	702,108
Valaris, Ltd. (A)	11,391	574,106
		9,537,806
Oil, gas and consumable fuels – 2.9%
Ardmore Shipping Corp.	6,363	67,384
BKV Corp. (A)	4,231	114,872
California Resources Corp.	13,453	601,484
Calumet, Inc. (A)(B)	12,709	252,528
Centrus Energy Corp., Class A (A)(B)	3,097	751,828
Clean Energy Fuels Corp. (A)	33,186	69,691
CNX Resources Corp. (A)	23,925	879,722
Comstock Resources, Inc. (A)(B)	13,659	316,616
Core Natural Resources, Inc.	9,369	829,250
Crescent Energy Company, Class A	43,277	363,094
CVR Energy, Inc. (A)	5,714	145,364
Delek US Holdings, Inc.	10,987	325,874
DHT Holdings, Inc.	24,734	302,002
Diversified Energy Company	11,730	169,850
Dorian LPG, Ltd.	6,822	166,047
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Encore Energy Corp. (A)(B)	34,920	$86,602
Energy Fuels, Inc. (A)	42,013	610,869
Epsilon Energy, Ltd.	4,864	22,569
Evolution Petroleum Corp. (B)	9,134	32,334
Excelerate Energy, Inc., Class A	4,402	123,476
FLEX LNG, Ltd. (New York Stock Exchange) (A)	5,617	140,144
Gevo, Inc. (A)(B)	42,886	85,772
Golar LNG, Ltd.	17,941	667,585
Granite Ridge Resources, Inc.	11,009	51,742
Green Plains, Inc. (A)	12,699	124,450
Gulfport Energy Corp. (A)	2,916	606,499
HighPeak Energy, Inc. (B)	5,266	24,961
Infinity Natural Resources, Inc., Class A (A)	2,966	43,689
International Seaways, Inc.	7,367	357,668
Kinetik Holdings, Inc.	8,188	295,177
Kosmos Energy, Ltd. (A)(B)	90,976	82,552
Lightbridge Corp. (A)(B)	4,936	62,391
Magnolia Oil & Gas Corp., Class A	33,066	723,815
Murphy Oil Corp. (B)	24,769	774,031
NACCO Industries, Inc., Class A	786	38,545
Navigator Holdings, Ltd. (B)	5,917	102,482
New Fortress Energy, Inc. (A)(B)	33,066	37,695
NextDecade Corp. (A)(B)	25,380	133,753
Nordic American Tankers, Ltd. (B)	36,868	126,826
Northern Oil and Gas, Inc. (B)	17,616	378,216
Par Pacific Holdings, Inc. (A)	9,152	321,601
PBF Energy, Inc., Class A	15,425	418,326
Peabody Energy Corp.	22,477	667,567
REX American Resources Corp. (A)	5,343	172,686
Riley Exploration Permian, Inc. (B)	2,884	76,138
Sable Offshore Corp. (A)	14,085	127,047
SandRidge Energy, Inc.	6,496	93,737
Scorpio Tankers, Inc.	8,271	420,415
SFL Corp., Ltd.	22,306	174,210
SM Energy Company	20,967	392,083
Summit Midstream Corp. (A)	1,854	49,465
Talos Energy, Inc. (A)	24,339	268,216
Teekay Corp., Ltd.	9,776	88,277
Teekay Tankers, Ltd., Class A (B)	4,381	234,033
Uranium Energy Corp. (A)	87,771	1,025,165
VAALCO Energy, Inc. (B)	19,962	72,662
Vitesse Energy, Inc. (B)	5,543	106,758
W&T Offshore, Inc. (B)	20,709	33,756
World Kinect Corp.	10,001	234,323
		16,065,914
		25,603,720
Financials – 17.1%
Banks – 9.5%
1st Source Corp.	3,440	214,966
ACNB Corp.	1,963	94,911
Amalgamated Financial Corp.	4,212	134,910
Amerant Bancorp, Inc.	6,873	134,092
Ameris Bancorp	11,933	886,264
Ames National Corp.	1,851	42,499
Arrow Financial Corp.	3,139	98,565
Associated Banc-Corp.	29,884	769,812
Atlantic Union Bankshares Corp.	25,897	914,164
Axos Financial, Inc. (A)	9,945	856,861
Banc of California, Inc.	22,969	443,072
BancFirst Corp.	3,912	414,750
Bank First Corp.	1,688	205,632
Bank of Hawaii Corp.	7,080	484,060
Bank of Marin Bancorp	2,913	75,767

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank7 Corp.	901	$36,923
BankFinancial Corp. (B)	2,951	35,412
BankUnited, Inc.	13,623	607,177
Bankwell Financial Group, Inc.	1,351	61,903
Banner Corp.	6,106	382,602
Bar Harbor Bankshares	3,268	101,471
BayCom Corp.	2,295	67,473
BCB Bancorp, Inc.	4,410	35,589
Beacon Financial Corp.	15,089	397,897
Blue Foundry Bancorp (A)	4,100	50,963
Blue Ridge Bankshares, Inc.	13,299	56,787
Bridgewater Bancshares, Inc. (A)	4,148	72,714
Burke & Herbert Financial Services Corp.	2,478	154,404
Business First Bancshares, Inc.	5,433	142,019
BV Financial, Inc. (A)	1,796	32,579
Byline Bancorp, Inc.	5,879	171,373
C&F Financial Corp.	612	44,425
Cadence Bank	33,793	1,447,692
California BanCorp	4,016	74,979
Camden National Corp.	3,081	133,654
Capital Bancorp, Inc.	2,426	68,340
Capital City Bank Group, Inc.	2,777	118,217
Capitol Federal Financial, Inc.	22,342	152,149
Carter Bankshares, Inc. (A)	4,430	87,094
Cathay General Bancorp	12,066	583,874
CB Financial Services, Inc. (B)	969	33,779
Central Pacific Financial Corp.	4,794	149,381
CF Bankshares, Inc.	1,041	25,973
Chemung Financial Corp.	907	50,611
ChoiceOne Financial Services, Inc. (B)	2,599	76,722
Citizens & Northern Corp.	3,563	71,866
Citizens Community Bancorp, Inc.	1,984	35,355
Citizens Financial Services, Inc.	912	52,002
City Holding Company	2,533	301,934
Civista Bancshares, Inc.	3,734	82,969
CNB Financial Corp.	5,306	138,858
Coastal Financial Corp. (A)	2,373	271,922
CoastalSouth Bancshares, Inc. (A)	1,239	28,807
Colony Bankcorp, Inc.	3,685	65,667
Columbia Financial, Inc. (A)	5,788	89,946
Commercial Bancgroup, Inc. (A)	1,618	39,738
Community Financial System, Inc.	9,775	561,476
Community Trust Bancorp, Inc.	3,055	172,608
Community West Bancshares	3,169	71,303
ConnectOne Bancorp, Inc.	8,839	231,759
Customers Bancorp, Inc. (A)	5,829	426,216
CVB Financial Corp. (B)	24,088	448,037
Dime Community Bancshares, Inc.	7,322	220,319
Eagle Bancorp Montana, Inc.	1,505	29,950
Eagle Bancorp, Inc.	5,120	109,670
Eagle Financial Services, Inc.	947	37,686
Eastern Bankshares, Inc.	40,319	743,079
Enterprise Financial Services Corp.	6,749	364,446
Equity Bancshares, Inc., Class A	2,921	130,423
Esquire Financial Holdings, Inc.	1,312	133,916
Farmers & Merchants Bancorp, Inc.	2,694	66,596
Farmers National Banc Corp.	7,561	100,713
FB Bancorp, Inc. (A)	3,388	43,536
FB Financial Corp.	7,590	423,522
Fidelity D&D Bancorp, Inc.	905	39,395
Financial Institutions, Inc.	3,508	109,344
Finward Bancorp	707	24,879
First Bancorp (North Carolina)	7,406	376,151
First Bancorp (Puerto Rico)	29,233	606,000
First Bank	4,433	72,967
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Busey Corp.	15,310	$364,225
First Business Financial Services, Inc.	1,511	82,047
First Capital, Inc.	651	38,539
First Commonwealth Financial Corp.	19,122	322,397
First Community Bankshares, Inc.	3,379	113,974
First Community Corp.	1,428	42,340
First Financial Bancorp	17,539	438,826
First Financial Bankshares, Inc.	24,945	745,107
First Financial Corp.	1,946	117,577
First Foundation, Inc. (A)	12,114	74,622
First Internet Bancorp	1,764	36,815
First Interstate BancSystem, Inc., Class A (B)	16,032	554,707
First Merchants Corp.	10,634	398,562
First Mid Bancshares, Inc.	4,193	163,527
First National Corp.	1,601	40,409
First Savings Financial Group, Inc.	1,116	35,556
First United Corp.	1,183	44,292
First Western Financial, Inc. (A)	1,653	44,317
Firstsun Capital Bancorp (A)	2,419	91,039
Five Star Bancorp	3,006	107,555
Flagstar Bank NA	55,752	701,918
Flushing Financial Corp.	5,764	87,440
Franklin Financial Services Corp.	799	40,110
FS Bancorp, Inc.	1,367	56,279
Fulton Financial Corp.	32,629	630,719
FVCBankcorp, Inc.	3,538	49,214
GBank Financial Holdings, Inc. (A)(B)	1,714	58,087
German American Bancorp, Inc.	6,847	268,265
Glacier Bancorp, Inc.	23,492	1,034,823
Great Southern Bancorp, Inc.	1,624	99,973
Greene County Bancorp, Inc.	1,544	34,323
Hancock Whitney Corp.	15,198	967,809
Hanmi Financial Corp.	5,448	147,259
Hawthorn Bancshares, Inc.	1,161	40,496
HBT Financial, Inc.	2,406	62,195
Heritage Commerce Corp.	10,507	126,189
Heritage Financial Corp.	6,221	147,127
Hilltop Holdings, Inc.	7,980	270,841
Home Bancorp, Inc.	1,291	74,620
Home BancShares, Inc.	34,135	948,270
HomeTrust Bancshares, Inc.	3,061	131,439
Hope Bancorp, Inc.	22,651	248,255
Horizon Bancorp, Inc.	9,685	164,258
Independent Bank Corp. (Massachusetts)	9,115	666,124
Independent Bank Corp. (Michigan)	3,621	117,791
International Bancshares Corp.	10,018	665,596
Investar Holding Corp.	1,777	47,481
John Marshall Bancorp, Inc.	2,739	54,753
Kearny Financial Corp.	10,729	79,502
Lakeland Financial Corp.	4,655	265,614
Landmark Bancorp, Inc.	1,019	26,688
LCNB Corp.	2,858	46,843
LINKBANCORP, Inc.	4,552	37,600
Live Oak Bancshares, Inc.	6,562	225,405
MainStreet Bancshares, Inc.	1,515	30,845
Mechanics Bancorp, Class A (B)	9,054	132,460
Mercantile Bank Corp.	2,951	141,943
Meridian Corp.	1,775	31,205
Metrocity Bankshares, Inc.	4,228	112,211
Metropolitan Bank Holding Corp.	1,624	124,009
Mid Penn Bancorp, Inc.	3,585	111,207
Middlefield Banc Corp.	1,464	50,567
Midland States Bancorp, Inc.	4,008	84,849
MidWestOne Financial Group, Inc.	2,964	114,114

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
MVB Financial Corp.	2,160	$55,793
National Bank Holdings Corp., Class A	6,952	264,246
National Bankshares, Inc.	1,278	42,851
NB Bancorp, Inc.	7,486	148,372
NBT Bancorp, Inc.	9,447	392,239
Nicolet Bankshares, Inc.	2,433	295,123
Northeast Bank	1,370	142,384
Northeast Community Bancorp, Inc.	2,595	58,673
Northfield Bancorp, Inc.	7,317	83,633
Northpointe Bancshares, Inc.	3,821	64,116
Northrim BanCorp, Inc.	3,942	104,897
Northwest Bancshares, Inc.	25,815	309,780
Norwood Financial Corp.	1,772	49,705
Oak Valley Bancorp	1,444	43,407
OceanFirst Financial Corp.	10,222	183,485
OFG Bancorp	8,036	329,315
Ohio Valley Banc Corp.	767	30,665
Old National Bancorp	63,408	1,414,632
Old Second Bancorp, Inc.	9,319	181,721
OP Bancorp	2,528	35,695
Orange County Bancorp, Inc.	2,334	66,636
Origin Bancorp, Inc.	5,476	205,952
Orrstown Financial Services, Inc.	3,273	115,930
Park National Corp.	2,755	419,256
Parke Bancorp, Inc.	2,188	54,788
Pathward Financial, Inc.	4,109	291,739
Patriot National Bancorp, Inc. (A)	12,986	23,635
PCB Bancorp	2,234	48,366
Peapack-Gladstone Financial Corp.	2,964	82,547
Peoples Bancorp, Inc.	6,384	191,712
Peoples Financial Services Corp. (B)	1,791	87,240
Plumas Bancorp	1,405	62,789
Ponce Financial Group, Inc. (A)	3,839	62,768
Preferred Bank	2,060	194,526
Primis Financial Corp.	4,414	61,399
Princeton Bancorp, Inc.	1,032	35,800
Provident Financial Services, Inc.	23,757	469,201
QCR Holdings, Inc.	3,007	250,483
RBB Bancorp	3,205	66,151
Red River Bancshares, Inc.	941	67,216
Renasant Corp.	17,142	603,741
Republic Bancorp, Inc., Class A	1,648	113,696
Richmond Mutual BanCorp, Inc.	1,890	26,536
Riverview Bancorp, Inc.	5,041	25,306
S&T Bancorp, Inc.	6,994	275,214
Seacoast Banking Corp. of Florida	15,990	502,406
ServisFirst Bancshares, Inc.	9,549	685,523
Shore Bancshares, Inc.	5,796	102,473
Sierra Bancorp	2,459	80,360
Simmons First National Corp., Class A	26,788	504,954
SmartFinancial, Inc.	2,748	101,649
South Plains Financial, Inc.	2,546	98,785
Southern First Bancshares, Inc. (A)	1,446	74,498
Southern Missouri Bancorp, Inc.	1,767	104,465
Southside Bancshares, Inc.	5,450	165,626
SR Bancorp, Inc. (B)	1,605	25,263
Stellar Bancorp, Inc.	8,619	266,672
Stock Yards Bancorp, Inc.	4,920	319,554
Texas Capital Bancshares, Inc. (A)	8,228	744,963
The Bancorp, Inc. (A)	7,774	524,900
The Bank of NT Butterfield & Son, Ltd.	7,642	380,724
The First Bancorp, Inc.	2,542	67,210
The Hingham Institution for Savings	301	85,472
Third Coast Bancshares, Inc. (A)	2,377	90,350
Timberland Bancorp, Inc.	1,634	58,497
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Tompkins Financial Corp.	2,511	$182,098
Towne Bank	13,759	459,138
TriCo Bancshares	5,705	270,246
Triumph Financial, Inc. (A)	4,197	262,858
Trustmark Corp.	10,200	397,290
UMB Financial Corp.	13,190	1,517,378
United Bankshares, Inc.	25,099	963,802
United Community Banks, Inc.	22,518	703,012
Unity Bancorp, Inc.	1,405	72,667
Univest Financial Corp.	5,337	174,733
USCB Financial Holdings, Inc.	2,553	47,026
Valley National Bancorp	87,757	1,025,002
Virginia National Bankshares Corp.	1,003	39,970
WaFd, Inc.	14,237	456,011
Washington Trust Bancorp, Inc.	3,350	98,993
WesBanco, Inc.	17,180	571,063
West BanCorp, Inc.	2,977	66,060
Westamerica BanCorp	4,409	210,882
Western New England Bancorp, Inc.	3,902	49,243
WSFS Financial Corp.	10,106	558,255
		52,604,135
Capital markets – 1.8%
Acadian Asset Management, Inc.	4,926	231,522
AlTi Global, Inc. (A)(B)	8,699	40,363
Artisan Partners Asset Management, Inc., Class A	11,409	464,803
Bakkt Holdings, Inc. (A)(B)	2,666	26,767
BGC Group, Inc., Class A	66,582	594,577
Cohen & Steers, Inc.	5,175	324,887
Diamond Hill Investment Group, Inc.	492	83,394
DigitalBridge Group, Inc. (B)	32,715	501,848
Donnelley Financial Solutions, Inc. (A)	4,721	220,423
Forge Global Holdings, Inc. (A)	2,044	91,081
GCM Grosvenor, Inc., Class A	10,218	115,668
Innventure, Inc. (A)	5,316	22,221
Marex Group PLC	10,136	388,817
Miami International Holdings, Inc. (A)	4,401	195,316
Moelis & Company, Class A	13,612	935,689
Open Lending Corp. (A)	20,557	31,863
P10, Inc., Class A (B)	11,008	107,988
Patria Investments, Ltd., Class A (B)	12,414	197,258
Perella Weinberg Partners	11,582	200,369
Piper Sandler Companies	3,200	1,087,072
PJT Partners, Inc., Class A	4,202	702,574
Silvercrest Asset Management Group, Inc., Class A	1,971	29,939
StepStone Group, Inc., Class A	12,868	825,740
StoneX Group, Inc. (A)	9,001	856,265
Victory Capital Holdings, Inc., Class A	8,102	511,155
Virtus Investment Partners, Inc.	1,165	190,070
Webull Corp. (A)(B)	50,221	390,217
Westwood Holdings Group, Inc.	1,766	30,393
WisdomTree, Inc. (B)	22,527	274,604
		9,672,883
Consumer finance – 1.0%
Atlanticus Holdings Corp. (A)	1,009	67,553
Bread Financial Holdings, Inc.	8,343	617,632
Dave, Inc. (A)	1,903	421,343
Encore Capital Group, Inc. (A)(B)	4,121	223,976
Enova International, Inc. (A)	4,418	694,510
FirstCash Holdings, Inc.	7,269	1,158,533
Green Dot Corp., Class A (A)	9,878	126,537
Jefferson Capital, Inc.	1,627	36,347
LendingClub Corp. (A)	20,771	393,403
LendingTree, Inc. (A)	2,054	109,047

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Medallion Financial Corp.	3,342	$34,389
Navient Corp.	12,517	162,721
Nelnet, Inc., Class A	2,060	273,898
NerdWallet, Inc., Class A (A)	7,949	107,709
Oportun Financial Corp. (A)	7,647	40,453
OppFi, Inc.	5,083	53,168
PRA Group, Inc. (A)	7,177	126,961
PROG Holdings, Inc.	7,162	211,207
Regional Management Corp.	1,729	66,999
Upstart Holdings, Inc. (A)(B)	15,659	684,768
World Acceptance Corp. (A)	556	78,057
		5,689,211
Financial services – 2.1%
Acacia Research Corp. (A)(B)	7,855	29,378
Alerus Financial Corp.	4,339	97,714
Banco Latinoamericano de Comercio Exterior SA, Class E	5,183	231,162
Better Home & Finance Holding Company (A)(B)	1,040	33,883
Burford Capital, Ltd.	37,211	331,922
Cannae Holdings, Inc.	8,999	141,554
Cantaloupe, Inc. (A)	10,358	110,002
Cass Information Systems, Inc.	2,189	90,887
Compass Diversified Holdings (B)	13,350	64,080
Enact Holdings, Inc.	5,298	210,013
Essent Group, Ltd.	17,275	1,123,048
EVERTEC, Inc.	11,975	348,353
Federal Agricultural Mortgage Corp., Class C	1,712	300,576
Finance of America Companies, Inc., Class A (A)(B)	942	22,806
Flywire Corp. (A)	21,633	306,323
HA Sustainable Infrastructure Capital, Inc.	22,419	704,629
International Money Express, Inc. (A)	5,182	79,596
Jackson Financial, Inc., Class A	12,652	1,349,336
LoanDepot, Inc., Class A (A)	16,787	34,749
Marqeta, Inc., Class A (A)	67,360	319,960
Merchants Bancorp	4,894	166,690
NCR Atleos Corp. (A)	13,473	513,456
NewtekOne, Inc.	4,157	47,182
NMI Holdings, Inc. (A)	14,295	583,093
Onity Group, Inc. (A)(B)	1,259	57,650
PagSeguro Digital, Ltd., Class A	32,737	315,585
Payoneer Global, Inc. (A)	51,593	289,953
Paysafe, Ltd. (A)(B)	6,318	51,113
Paysign, Inc. (A)	6,728	34,649
PennyMac Financial Services, Inc.	5,342	704,289
Priority Technology Holdings, Inc. (A)(B)	5,397	29,414
Radian Group, Inc.	24,662	887,585
Remitly Global, Inc. (A)	31,014	427,993
Repay Holdings Corp. (A)(B)	13,165	48,052
Security National Financial Corp., Class A (A)(B)	3,237	29,165
Sezzle, Inc. (A)(B)	2,992	189,917
StoneCo, Ltd., Class A (A)	46,127	682,218
Triller Group, Inc. (A)	18,937	606
TrustCo Bank Corp. NY	3,287	135,852
Velocity Financial, Inc. (A)	2,361	49,014
Walker & Dunlop, Inc.	6,088	366,193
Waterstone Financial, Inc.	3,116	51,570
		11,591,210
Insurance – 1.9%
Abacus Global Management, Inc. (B)	7,607	65,040
American Coastal Insurance Corp. (B)	4,592	57,997
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
American Integrity Insurance Group, Inc. (A)	1,514	$31,537
AMERISAFE, Inc.	3,447	132,399
Aspen Insurance Holdings, Ltd., Class A (A)(B)	2,861	106,143
Ategrity Specialty Holdings LLC (A)	1,456	30,591
Bowhead Specialty Holdings, Inc. (A)	3,360	95,894
Citizens, Inc. (A)(B)	8,834	42,668
CNO Financial Group, Inc.	17,519	744,032
Crawford & Company, Class A	3,262	36,698
Donegal Group, Inc., Class A	3,165	63,237
eHealth, Inc. (A)	5,788	26,625
Employers Holdings, Inc.	4,044	174,579
F&G Annuities & Life, Inc. (B)	3,983	122,876
Fidelis Insurance Holdings, Ltd.	10,249	200,573
Genworth Financial, Inc. (A)	73,666	665,204
Goosehead Insurance, Inc., Class A	4,385	322,955
Greenlight Capital Re, Ltd., Class A (A)	5,078	74,037
Hamilton Insurance Group, Ltd., Class B (A)	8,188	228,445
HCI Group, Inc.	1,972	378,013
Heritage Insurance Holdings, Inc. (A)	4,507	131,875
Hippo Holdings, Inc. (A)	3,298	99,204
Horace Mann Educators Corp.	7,478	345,334
Investors Title Company	250	62,410
James River Group Holdings, Inc. (B)	7,270	46,237
Kingstone Companies, Inc. (B)	2,059	34,653
Kingsway Financial Services, Inc. (A)(B)	4,225	56,826
Lemonade, Inc. (A)(B)	11,119	791,450
MBIA, Inc. (A)	8,716	62,407
Mercury General Corp.	4,916	462,399
Octave Specialty Group, Inc. (A)	7,606	59,175
Oscar Health, Inc., Class A (A)	36,371	522,651
Palomar Holdings, Inc. (A)	4,838	651,969
ProAssurance Corp. (A)	9,281	224,229
Root, Inc., Class A (A)(B)	2,256	162,951
Safety Insurance Group, Inc.	2,658	207,085
Selective Insurance Group, Inc.	11,124	930,745
SelectQuote, Inc. (A)	27,539	38,830
SiriusPoint, Ltd. (A)	18,890	413,502
Skyward Specialty Insurance Group, Inc. (A)	6,556	335,077
Slide Insurance Holdings, Inc. (A)	5,042	98,218
Stewart Information Services Corp.	5,111	359,099
The Baldwin Insurance Group, Inc. (A)(B)	13,199	317,172
Tiptree, Inc.	4,507	82,343
Trupanion, Inc. (A)	6,815	254,677
United Fire Group, Inc.	3,815	138,675
Universal Insurance Holdings, Inc.	4,568	154,398
		10,643,134
Mortgage real estate investment trusts – 0.8%
ACRES Commercial Realty Corp. (A)	1,337	28,532
Adamas Trust, Inc.	15,054	109,894
Angel Oak Mortgage REIT, Inc.	2,851	24,547
Apollo Commercial Real Estate Finance, Inc.	25,142	243,375
Arbor Realty Trust, Inc.	35,689	276,947
Ares Commercial Real Estate Corp.	10,152	48,527
ARMOUR Residential REIT, Inc.	20,336	359,744
Blackstone Mortgage Trust, Inc., Class A	28,903	552,914
BrightSpire Capital, Inc.	24,487	137,127
Chicago Atlantic Real Estate Finance, Inc.	3,473	42,579
Chimera Investment Corp.	14,872	184,859
Claros Mortgage Trust, Inc. (A)	17,887	54,734
Dynex Capital, Inc.	26,310	368,603

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Ellington Financial, Inc.	17,352	$235,640
Franklin BSP Realty Trust, Inc.	14,775	148,193
Invesco Mortgage Capital, Inc.	12,583	105,823
KKR Real Estate Finance Trust, Inc.	10,168	83,581
Ladder Capital Corp.	21,328	234,395
MFA Financial, Inc.	18,141	168,893
Nexpoint Real Estate Finance, Inc.	1,734	24,415
Orchid Island Capital, Inc.	27,064	194,861
PennyMac Mortgage Investment Trust	15,570	195,404
Ready Capital Corp.	29,317	63,911
Redwood Trust, Inc.	23,502	129,966
Rithm Property Trust, Inc.	1,588	26,329
Seven Hills Realty Trust	5,210	46,369
Sunrise Realty Trust, Inc.	2,202	20,765
TPG Mortgage Investment Trust, Inc.	5,491	46,783
TPG RE Finance Trust, Inc.	11,665	100,436
Two Harbors Investment Corp.	19,209	201,695
		4,459,841
		94,660,414
Health care – 18.1%
Biotechnology – 9.0%
4D Molecular Therapeutics, Inc. (A)(B)	7,539	56,543
89Bio, Inc. (A)(B)(C)	24,104	8,195
Abeona Therapeutics, Inc. (A)(B)	8,266	43,562
Absci Corp. (A)	25,267	88,182
ACADIA Pharmaceuticals, Inc. (A)	22,847	610,243
ADC Therapeutics SA (A)	16,178	57,108
ADMA Biologics, Inc. (A)	42,590	776,842
Aduro Biotech, Inc. (A)(C)	4,010	5,618
Agios Pharmaceuticals, Inc. (A)	10,446	284,340
Akebia Therapeutics, Inc. (A)	47,347	76,229
Akero Therapeutics, Inc. (A)(C)	13,077	8,500
Albireo Pharma, Inc. (A)(C)	3,774	23,210
Aldeyra Therapeutics, Inc. (A)(B)	10,357	53,649
Alector, Inc. (A)	16,699	26,050
Alkermes PLC (A)	29,799	833,776
Allogene Therapeutics, Inc. (A)	29,583	40,529
Altimmune, Inc. (A)(B)	16,737	60,421
Amicus Therapeutics, Inc. (A)	54,718	779,184
AnaptysBio, Inc. (A)	3,402	164,929
Anavex Life Sciences Corp. (A)(B)	15,766	56,127
Anika Therapeutics, Inc. (A)	3,581	34,413
Annexon, Inc. (A)	18,611	93,427
Apogee Therapeutics, Inc. (A)	7,081	534,474
Arbutus Biopharma Corp. (A)	28,771	138,389
Arcellx, Inc. (A)	6,323	412,260
Arcturus Therapeutics Holdings, Inc. (A)(B)	4,943	30,301
Arcus Biosciences, Inc. (A)	14,522	346,059
Arcutis Biotherapeutics, Inc. (A)	20,242	587,828
Ardelyx, Inc. (A)	44,224	257,826
ArriVent Biopharma, Inc. (A)(B)	5,682	114,322
Arrowhead Pharmaceuticals, Inc. (A)	24,377	1,618,389
ARS Pharmaceuticals, Inc. (A)(B)	10,999	128,138
Astria Therapeutics, Inc. (A)	7,760	101,578
Aura Biosciences, Inc. (A)(B)	8,459	46,102
Aurinia Pharmaceuticals, Inc. (A)	21,959	350,246
Avidity Biosciences, Inc. (A)	21,244	1,532,330
Beam Therapeutics, Inc. (A)(B)	17,622	488,482
Benitec Biopharma, Inc. (A)	2,926	39,413
Bicara Therapeutics, Inc. (A)	5,872	98,826
BioCryst Pharmaceuticals, Inc. (A)	38,592	301,018
Biohaven, Ltd. (A)	17,626	198,998
Blueprint Medicines Corp. (A)(C)	12,182	5,604
BridgeBio Pharma, Inc. (A)	29,130	2,228,154
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Bright Minds Biosciences, Inc. (A)	940	$73,358
Candel Therapeutics, Inc. (A)(B)	8,231	46,505
Capricor Therapeutics, Inc. (A)	7,087	204,531
Cardiff Oncology, Inc. (A)(B)	11,845	33,284
CareDx, Inc. (A)	9,606	180,977
Catalyst Pharmaceuticals, Inc. (A)	21,253	496,045
Celcuity, Inc. (A)(B)	5,917	590,162
Celldex Therapeutics, Inc. (A)	12,111	328,935
CG Oncology, Inc. (A)(B)	10,301	427,698
Chinook Therapeutics, Inc. (A)(C)	12,035	16,862
Cidara Therapeutics, Inc. (A)	3,599	794,983
Cogent Biosciences, Inc. (A)	25,546	907,394
Coherus Oncology, Inc. (A)(B)	20,666	29,346
Compass Therapeutics, Inc. (A)(B)	24,312	130,555
Corvus Pharmaceuticals, Inc. (A)	10,504	80,881
CRISPR Therapeutics AG (A)	16,019	840,036
Cullinan Therapeutics, Inc. (A)(B)	10,247	106,056
Cytokinetics, Inc. (A)	21,471	1,364,267
Day One Biopharmaceuticals, Inc. (A)	14,667	136,696
Denali Therapeutics, Inc. (A)	24,521	404,842
Design Therapeutics, Inc. (A)	4,563	42,801
DiaMedica Therapeutics, Inc. (A)(B)	6,795	54,088
Dianthus Therapeutics, Inc. (A)	4,517	186,146
Disc Medicine, Inc. (A)	4,603	365,524
Dynavax Technologies Corp. (A)(B)	18,568	285,576
Dyne Therapeutics, Inc. (A)	22,770	445,381
Editas Medicine, Inc. (A)(B)	17,367	35,602
Emergent BioSolutions, Inc. (A)	9,583	118,446
Enanta Pharmaceuticals, Inc. (A)	5,103	80,474
Entrada Therapeutics, Inc. (A)	5,613	57,702
Erasca, Inc. (A)	32,609	121,305
Fate Therapeutics, Inc. (A)	21,651	21,274
Fennec Pharmaceuticals, Inc. (A)(B)	4,848	37,330
Geron Corp. (A)(B)	102,344	135,094
Gossamer Bio, Inc. (A)(B)	35,606	110,379
GRAIL, Inc. (A)	6,461	552,997
Heron Therapeutics, Inc. (A)(B)	29,488	38,334
Humacyte, Inc. (A)(B)	29,616	28,446
Icosavax, Inc. (A)(C)	6,029	1,869
Ideaya Biosciences, Inc. (A)	14,840	513,019
ImmunityBio, Inc. (A)(B)	54,926	108,753
Immunome, Inc. (A)(B)	17,276	371,088
Immunovant, Inc. (A)(B)	12,995	330,333
Inhibrx Biosciences, Inc. (A)(B)	1,651	130,429
Inhibrx, Inc. (A)(C)	6,820	4,297
Intellia Therapeutics, Inc. (A)(B)	19,236	172,932
Iovance Biotherapeutics, Inc. (A)	56,861	155,231
Ironwood Pharmaceuticals, Inc. (A)	29,546	99,570
iTeos Therapeutics, Inc. (A)(C)	5,923	610
Jade Biosciences, Inc.	8,617	132,960
Janux Therapeutics, Inc. (A)	7,974	110,041
KalVista Pharmaceuticals, Inc. (A)(B)	7,150	115,473
Keros Therapeutics, Inc. (A)	5,396	109,863
Kodiak Sciences, Inc. (A)(B)	5,971	166,949
Krystal Biotech, Inc. (A)	4,550	1,121,757
Kura Oncology, Inc. (A)	14,820	153,980
Kymera Therapeutics, Inc. (A)	10,378	807,512
Larimar Therapeutics, Inc. (A)(B)	9,367	35,688
Lexeo Therapeutics, Inc. (A)	11,679	115,972
Madrigal Pharmaceuticals, Inc. (A)	3,414	1,988,109
MannKind Corp. (A)	56,023	317,650
MapLight Therapeutics, Inc. (A)	3,202	56,243
MeiraGTx Holdings PLC (A)(B)	8,744	69,515
Merrimack Pharmaceuticals, Inc. (A)(C)	2,411	72
MiMedx Group, Inc. (A)	22,316	151,079

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Mineralys Therapeutics, Inc. (A)	8,616	$312,675
Mirum Pharmaceuticals, Inc. (A)	7,536	595,269
Monopar Therapeutics, Inc. (A)	847	55,309
Monte Rosa Therapeutics, Inc. (A)	8,639	135,460
Myriad Genetics, Inc. (A)	17,022	104,685
Neurogene, Inc. (A)(B)	1,853	38,172
Novavax, Inc. (A)(B)	27,243	183,073
Nurix Therapeutics, Inc. (A)	18,518	351,286
Nuvalent, Inc., Class A (A)	9,205	925,931
Olema Pharmaceuticals, Inc. (A)	10,958	273,950
Organogenesis Holdings, Inc. (A)	12,782	66,211
ORIC Pharmaceuticals, Inc. (A)(B)	12,329	100,851
Oruka Therapeutics, Inc. (A)(B)	7,140	216,413
Palvella Therapeutics, Inc. (A)	1,343	140,572
PDL BioPharma, Inc. (A)(B)(C)	28,581	4,573
Perspective Therapeutics, Inc. (A)	11,489	31,595
Praxis Precision Medicines, Inc. (A)	4,137	1,219,339
Precigen, Inc. (A)(B)	33,274	139,085
Prime Medicine, Inc. (A)	18,582	64,480
Protagonist Therapeutics, Inc. (A)	10,695	934,101
Protalix BioTherapeutics, Inc. (A)(B)	12,507	22,513
Protara Therapeutics, Inc. (A)	6,724	35,839
Prothena Corp. PLC (A)	8,300	79,265
PTC Therapeutics, Inc. (A)	14,262	1,083,342
Puma Biotechnology, Inc. (A)	8,139	48,427
Recursion Pharmaceuticals, Inc., Class A (A)	70,133	286,844
REGENXBIO, Inc. (A)	8,708	125,395
Regulus Therapeutics, Inc. (A)(C)	12,077	14,009
Relay Therapeutics, Inc. (A)	26,135	221,102
Replimune Group, Inc. (A)(B)	12,802	124,435
Rezolute, Inc. (A)	15,648	36,929
Rhythm Pharmaceuticals, Inc. (A)	9,722	1,040,643
Rigel Pharmaceuticals, Inc. (A)	3,174	135,942
Rocket Pharmaceuticals, Inc. (A)(B)	16,638	58,399
Sage Therapeutics, Inc. (A)(C)	11,117	2,001
Sana Biotechnology, Inc. (A)	30,621	124,627
Savara, Inc. (A)	26,432	159,385
Scholar Rock Holding Corp. (A)	15,097	665,023
SELLAS Life Sciences Group, Inc. (A)(B)	23,123	87,174
Sionna Therapeutics, Inc. (A)	2,973	122,309
Soleno Therapeutics, Inc. (A)	8,598	398,087
Solid Biosciences, Inc. (A)	11,011	62,102
Spyre Therapeutics, Inc. (A)(B)	12,707	416,281
Stoke Therapeutics, Inc. (A)(B)	8,251	261,887
Syndax Pharmaceuticals, Inc. (A)(B)	15,690	329,647
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Tango Therapeutics, Inc. (A)	19,635	173,966
Taysha Gene Therapies, Inc. (A)	40,897	224,934
Tectonic Therapeutic, Inc. (A)(B)	2,117	44,161
TG Therapeutics, Inc. (A)	26,696	795,808
Tonix Pharmaceuticals Holding Corp. (A)	2,158	33,708
Travere Therapeutics, Inc. (A)	15,159	579,225
Twist Bioscience Corp. (A)	11,035	350,030
Tyra Biosciences, Inc. (A)	4,846	127,401
Upstream Bio, Inc. (A)(B)	6,008	163,117
UroGen Pharma, Ltd. (A)	6,704	157,008
Vanda Pharmaceuticals, Inc. (A)	10,653	93,959
Vaxcyte, Inc. (A)	21,075	972,401
Vera Therapeutics, Inc. (A)	10,225	517,794
Veracyte, Inc. (A)	14,419	607,040
Verastem, Inc. (A)	9,874	76,227
Vericel Corp. (A)	9,314	335,397
Verve Therapeutics, Inc. (A)(C)	13,147	8,283
Vir Biotechnology, Inc. (A)	16,866	101,702
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Viridian Therapeutics, Inc. (A)	14,723	$458,180
Voyager Therapeutics, Inc. (A)	9,528	37,445
Xencor, Inc. (A)	12,956	198,356
Xenon Pharmaceuticals, Inc. (A)	14,064	630,348
XOMA Royalty Corp. (A)(B)	1,870	49,723
Zenas Biopharma, Inc. (A)(B)	3,494	126,867
Zymeworks, Inc. (A)	9,258	243,763
		49,932,833
Health care equipment and supplies – 2.6%
Alphatec Holdings, Inc. (A)	21,521	452,802
AngioDynamics, Inc. (A)	7,408	95,119
Artivion, Inc. (A)	7,827	356,989
AtriCure, Inc. (A)	8,992	355,724
Avanos Medical, Inc. (A)	9,113	102,339
Axogen, Inc. (A)	8,202	268,451
Beta Bionics, Inc. (A)	7,194	219,201
Bioventus, Inc., Class A (A)(B)	9,170	68,225
Butterfly Network, Inc. (A)(B)	36,322	138,024
Ceribell, Inc. (A)	5,201	114,058
Cerus Corp. (A)	36,317	74,813
ClearPoint Neuro, Inc. (A)(B)	4,954	67,771
CONMED Corp.	5,779	234,627
CVRx, Inc. (A)(B)	3,276	23,260
Delcath Systems, Inc. (A)(B)	5,684	57,408
Electromed, Inc. (A)	1,392	40,535
Embecta Corp.	10,902	129,516
Enovis Corp. (A)	10,653	283,796
Glaukos Corp. (A)	10,294	1,162,296
Haemonetics Corp. (A)	8,880	711,732
ICU Medical, Inc. (A)	4,461	636,451
Inogen, Inc. (A)	4,921	33,069
Integer Holdings Corp. (A)	6,438	504,932
Integra LifeSciences Holdings Corp. (A)	12,630	156,865
iRadimed Corp.	1,570	152,730
iRhythm Technologies, Inc. (A)	5,862	1,040,153
Kestra Medical Technologies, Ltd. (A)(B)	3,705	98,257
Lantheus Holdings, Inc. (A)	12,338	821,094
LeMaitre Vascular, Inc.	3,904	316,614
LivaNova PLC (A)	10,067	619,423
Merit Medical Systems, Inc. (A)	10,804	952,265
Neogen Corp. (A)	40,595	283,759
NeuroPace, Inc. (A)	4,823	74,467
Novocure, Ltd. (A)	18,864	243,912
Omnicell, Inc. (A)	8,448	382,694
OraSure Technologies, Inc. (A)	16,542	40,032
Orthofix Medical, Inc. (A)	7,678	116,398
OrthoPediatrics Corp. (A)(B)	3,478	61,769
Paragon 28, Inc. (A)(B)(C)	9,242	832
PROCEPT BioRobotics Corp. (A)	9,916	311,957
Pulse Biosciences, Inc. (A)(B)	3,473	47,684
QuidelOrtho Corp. (A)	12,555	358,571
RxSight, Inc. (A)	6,629	69,074
SANUWAVE Health, Inc. (A)	1,420	42,373
Semler Scientific, Inc. (A)(B)	2,608	39,876
SI-BONE, Inc. (A)	7,216	142,300
Sight Sciences, Inc. (A)	7,949	63,036
STAAR Surgical Company (A)	9,226	213,028
Stereotaxis, Inc. (A)(B)	13,424	30,875
Tactile Systems Technology, Inc. (A)	4,132	119,828
Tandem Diabetes Care, Inc. (A)	12,534	275,497
TransMedics Group, Inc. (A)(B)	6,174	751,067
Treace Medical Concepts, Inc. (A)	10,269	25,159
UFP Technologies, Inc. (A)	1,392	309,066
Utah Medical Products, Inc.	597	33,408

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Varex Imaging Corp. (A)	7,768	$90,497
		14,415,698
Health care providers and services – 3.2%
AdaptHealth Corp. (A)	18,640	185,654
Addus HomeCare Corp. (A)	3,349	359,649
agilon health, Inc. (A)	59,279	40,825
Alignment Healthcare, Inc. (A)	31,196	616,121
AMN Healthcare Services, Inc. (A)	7,144	112,589
Ardent Health, Inc. (A)(B)	4,684	41,360
Astrana Health, Inc. (A)	7,518	186,522
Aveanna Healthcare Holdings, Inc. (A)	12,942	105,736
BrightSpring Health Services, Inc. (A)	20,420	764,729
Brookdale Senior Living, Inc. (A)	42,541	459,017
Castle Biosciences, Inc. (A)	5,215	202,864
Clover Health Investments Corp. (A)(B)	75,571	177,592
Community Health Systems, Inc. (A)	23,973	74,796
Concentra Group Holdings Parent, Inc.	21,660	426,269
CorVel Corp. (A)	5,462	369,614
Cross Country Healthcare, Inc. (A)	6,157	49,872
Enhabit, Inc. (A)	9,237	85,165
Fulgent Genetics, Inc. (A)	3,843	100,956
GeneDx Holdings Corp. (A)	3,477	452,219
Guardant Health, Inc. (A)	22,312	2,278,948
Guardian Pharmacy Services, Inc., Class A (A)	4,202	126,438
HealthEquity, Inc. (A)	15,673	1,435,804
Hims & Hers Health, Inc. (A)(B)	37,680	1,223,470
LifeStance Health Group, Inc. (A)	31,114	219,043
Nano-X Imaging, Ltd. (A)	12,576	35,213
National HealthCare Corp.	2,361	323,669
National Research Corp.	2,237	41,988
NeoGenomics, Inc. (A)	23,833	280,276
Nutex Health, Inc. (A)	633	104,204
Omada Health, Inc. (A)	1,869	29,493
OPKO Health, Inc. (A)	79,604	100,301
Option Care Health, Inc. (A)	29,356	935,282
Owens & Minor, Inc. (A)	14,654	41,031
PACS Group, Inc. (A)	8,125	311,919
Pediatrix Medical Group, Inc. (A)	15,966	341,513
Privia Health Group, Inc. (A)	21,587	511,828
Progyny, Inc. (A)	13,826	355,052
RadNet, Inc. (A)	12,556	895,871
Select Medical Holdings Corp.	20,010	297,149
Sonida Senior Living, Inc. (A)	1,062	34,632
Strata Critical Medical, Inc. (A)(B)	12,902	62,059
Surgery Partners, Inc. (A)	14,242	220,039
Talkspace, Inc. (A)(B)	27,132	98,489
The Ensign Group, Inc.	10,297	1,793,737
The Joint Corp. (A)(B)	2,421	21,111
The Oncology Institute, Inc. (A)	13,093	46,611
The Pennant Group, Inc. (A)	6,251	175,966
US Physical Therapy, Inc.	2,772	216,465
Viemed Healthcare, Inc. (A)	6,762	50,242
		17,419,392
Health care technology – 0.3%
Claritev Corp. (A)	1,418	60,620
Evolent Health, Inc., Class A (A)	22,161	88,644
Health Catalyst, Inc. (A)(B)	14,268	34,101
HealthStream, Inc.	4,738	109,306
HeartFlow, Inc. (A)	3,710	108,147
LifeMD, Inc. (A)(B)	7,900	26,939
OptimizeRx Corp. (A)	3,060	37,516
Phreesia, Inc. (A)	10,749	181,873
Schrodinger, Inc. (A)(B)	10,410	186,131
Simulations Plus, Inc. (A)	3,188	58,117
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Teladoc Health, Inc. (A)(B)	33,093	$231,651
TruBridge, Inc. (A)	2,027	44,736
Waystar Holding Corp. (A)	20,343	666,233
		1,834,014
Life sciences tools and services – 0.4%
10X Genomics, Inc., Class A (A)	20,443	333,425
Adaptive Biotechnologies Corp. (A)	27,499	446,584
Azenta, Inc. (A)	7,543	250,880
BioLife Solutions, Inc. (A)	7,645	184,856
Codexis, Inc. (A)(B)	20,033	32,654
CryoPort, Inc. (A)	9,164	87,974
Cytek Biosciences, Inc. (A)(B)	21,885	110,519
Fortrea Holdings, Inc. (A)	16,838	290,456
Ginkgo Bioworks Holdings, Inc. (A)	7,967	66,206
Lifecore Biomedical, Inc. (A)	5,448	44,565
Maravai LifeSciences Holdings, Inc., Class A (A)	20,708	67,301
MaxCyte, Inc. (A)	20,954	32,479
Mesa Laboratories, Inc.	998	78,343
Niagen Bioscience, Inc. (A)(B)	9,813	62,411
OmniAb, Inc. (A)	20,239	37,442
OmniAb, Inc., $12.50 Earnout Shares (A)	1,176	892
OmniAb, Inc., $15.00 Earnout Shares (A)	1,176	767
Pacific Biosciences of California, Inc. (A)	51,062	95,486
Personalis, Inc. (A)(B)	9,285	73,909
Quanterix Corp. (A)	8,773	55,796
Quantum-Si, Inc. (A)	29,366	32,303
Standard BioTools, Inc. (A)	56,617	72,470
		2,457,718
Pharmaceuticals – 2.6%
Aardvark Therapeutics, Inc. (A)	2,435	31,959
Aclaris Therapeutics, Inc. (A)	17,552	52,832
Alumis, Inc. (A)	10,463	102,119
Amneal Pharmaceuticals, Inc. (A)	27,938	352,019
Amphastar Pharmaceuticals, Inc. (A)	6,716	179,854
Amylyx Pharmaceuticals, Inc. (A)	16,406	198,184
ANI Pharmaceuticals, Inc. (A)	3,316	261,765
Aquestive Therapeutics, Inc. (A)(B)	19,358	125,053
Arvinas, Inc. (A)	12,202	144,716
Atea Pharmaceuticals, Inc. (A)(B)	14,067	50,219
Avadel Pharmaceuticals PLC (A)	16,419	353,829
Axsome Therapeutics, Inc. (A)	7,525	1,374,366
BioAge Labs, Inc. (A)	4,498	59,509
Collegium Pharmaceutical, Inc. (A)	5,766	266,966
CorMedix, Inc. (A)(B)	13,655	158,808
Crinetics Pharmaceuticals, Inc. (A)	16,674	776,175
Edgewise Therapeutics, Inc. (A)(B)	12,428	308,401
Enliven Therapeutics, Inc. (A)(B)	7,363	113,390
Esperion Therapeutics, Inc. (A)	43,118	159,537
Eton Pharmaceuticals, Inc. (A)	4,811	81,354
Evolus, Inc. (A)	9,857	65,549
EyePoint, Inc. (A)	13,956	254,976
Fulcrum Therapeutics, Inc. (A)	7,787	88,071
Harmony Biosciences Holdings, Inc. (A)	8,047	301,119
Harrow, Inc. (A)(B)	5,809	284,641
Indivior PLC (A)	22,277	799,299
Innoviva, Inc. (A)	11,472	229,325
LB Pharmaceuticals, Inc. (A)	3,670	81,694
LENZ Therapeutics, Inc. (A)(B)	3,046	48,736
Ligand Pharmaceuticals, Inc. (A)	3,554	671,955
Liquidia Corp. (A)(B)	11,808	407,258
Maze Therapeutics, Inc. (A)	3,972	164,560
MBX Biosciences, Inc. (A)	5,252	165,648
MediWound, Ltd. (A)(B)	1,990	36,735
Mind Medicine MindMed, Inc. (A)	17,409	233,107

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Nuvation Bio, Inc. (A)(B)	44,382	$397,663
Ocular Therapeutix, Inc. (A)	34,294	416,329
Omeros Corp. (A)(B)	12,190	209,363
Pacira BioSciences, Inc. (A)	8,216	212,630
Phathom Pharmaceuticals, Inc. (A)	7,343	121,820
Phibro Animal Health Corp., Class A	3,773	140,959
Poseida Therapeutics, Inc. (A)(B)(C)	13,765	6,883
Prestige Consumer Healthcare, Inc. (A)	9,078	560,022
Rapport Therapeutics, Inc. (A)	5,292	160,559
Septerna, Inc. (A)	3,970	110,684
SIGA Technologies, Inc.	7,701	47,053
Supernus Pharmaceuticals, Inc. (A)	9,915	492,776
Tarsus Pharmaceuticals, Inc. (A)	7,199	589,454
Terns Pharmaceuticals, Inc. (A)	15,758	636,623
Theravance Biopharma, Inc. (A)(B)	7,150	133,777
Third Harmonic Bio, Inc. (A)(C)	5,239	157
Trevi Therapeutics, Inc. (A)	16,879	211,325
WaVe Life Sciences, Ltd. (A)	21,352	362,984
Xeris Biopharma Holdings, Inc. (A)	28,064	220,302
Zevra Therapeutics, Inc. (A)(B)	10,360	92,826
		14,107,917
		100,167,572
Industrials – 16.7%
Aerospace and defense – 1.8%
AAR Corp. (A)	7,194	595,591
AeroVironment, Inc. (A)(B)	6,948	1,680,652
AerSale Corp. (A)	6,138	43,641
Archer Aviation, Inc., Class A (A)(B)	115,730	870,290
Astronics Corp. (A)	5,634	305,588
Byrna Technologies, Inc. (A)(B)	3,367	56,532
Cadre Holdings, Inc. (B)	5,235	213,797
Ducommun, Inc. (A)	2,536	241,250
Eve Holding, Inc. (A)(B)	18,129	72,335
Firefly Aerospace, Inc. (A)	4,005	89,592
Intuitive Machines, Inc. (A)(B)	20,130	326,710
Kratos Defense & Security Solutions, Inc. (A)	30,619	2,324,288
Mercury Systems, Inc. (A)	9,559	697,903
Moog, Inc., Class A	5,161	1,256,962
National Presto Industries, Inc.	973	103,877
Park Aerospace Corp.	3,556	75,885
Redwire Corp. (A)	13,595	103,322
Satellogic, Inc., Class A (A)	16,098	30,103
V2X, Inc. (A)	4,270	232,929
Voyager Technologies, Inc., Class A (A)	2,632	68,800
VSE Corp.	4,217	728,571
		10,118,618
Air freight and logistics – 0.1%
Forward Air Corp. (A)(B)	3,992	99,800
Hub Group, Inc., Class A	11,047	470,713
Radiant Logistics, Inc. (A)	7,843	49,646
		620,159
Building products – 1.4%
American Woodmark Corp. (A)	2,601	140,194
Apogee Enterprises, Inc.	3,947	143,710
AZZ, Inc.	5,427	581,666
CSW Industrials, Inc.	2,995	879,122
Gibraltar Industries, Inc. (A)	5,501	271,969
Griffon Corp.	7,031	517,833
Insteel Industries, Inc.	3,470	109,895
Janus International Group, Inc. (A)	24,953	163,193
JELD-WEN Holding, Inc. (A)	16,725	41,144
Masterbrand, Inc. (A)	23,394	258,270
Modine Manufacturing Company (A)	9,625	1,285,034
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Quanex Building Products Corp.	8,591	$132,130
Resideo Technologies, Inc. (A)	23,763	834,557
Tecnoglass, Inc.	5,015	252,355
UFP Industries, Inc.	10,646	969,318
Zurn Elkay Water Solutions Corp.	27,560	1,281,264
		7,861,654
Commercial services and supplies – 1.4%
ABM Industries, Inc.	11,222	474,691
ACCO Brands Corp.	16,938	63,179
ACV Auctions, Inc., Class A (A)	31,174	250,015
BrightView Holdings, Inc. (A)	13,574	171,983
Casella Waste Systems, Inc., Class A (A)	11,566	1,132,774
Cimpress PLC (A)	3,233	215,285
CoreCivic, Inc. (A)	19,415	371,021
Deluxe Corp.	8,115	181,208
Ennis, Inc.	4,452	80,181
Enviri Corp. (A)	13,978	250,486
Healthcare Services Group, Inc. (A)	12,960	247,795
HNI Corp.	11,708	492,204
Interface, Inc.	10,725	299,442
Liquidity Services, Inc. (A)	4,334	131,364
MillerKnoll, Inc.	12,575	229,871
Montrose Environmental Group, Inc. (A)	6,106	151,612
OPENLANE, Inc. (A)	19,351	576,273
Perma-Fix Environmental Services, Inc. (A)(B)	3,367	42,391
Pitney Bowes, Inc.	29,626	313,147
Quad/Graphics, Inc.	5,824	36,516
The Brink's Company	7,725	901,739
The GEO Group, Inc. (A)	24,862	400,775
UniFirst Corp.	2,706	521,987
Vestis Corp. (B)	21,060	140,470
		7,676,409
Construction and engineering – 2.3%
Ameresco, Inc., Class A (A)	5,870	171,932
Arcosa, Inc.	8,936	950,076
Argan, Inc.	2,465	772,334
Bowman Consulting Group, Ltd. (A)	2,661	87,866
Centuri Holdings, Inc. (A)	14,499	366,100
Concrete Pumping Holdings, Inc.	4,733	31,758
Construction Partners, Inc., Class A (A)	8,635	937,329
Dycom Industries, Inc. (A)	5,143	1,737,820
Fluor Corp. (A)	29,556	1,171,304
Granite Construction, Inc. (B)	7,999	922,685
Great Lakes Dredge & Dock Corp. (A)	12,430	163,082
IES Holdings, Inc. (A)	1,664	647,329
Legence Corp., Class A (A)	6,851	294,867
Limbach Holdings, Inc. (A)	1,971	153,442
Matrix Service Company (A)	5,403	63,215
MYR Group, Inc. (A)	2,833	619,011
NWPX Infrastructure, Inc. (A)	1,744	108,983
Orion Group Holdings, Inc. (A)	7,105	70,624
Primoris Services Corp.	9,926	1,232,214
Sterling Infrastructure, Inc. (A)	5,478	1,677,528
Tutor Perini Corp.	8,179	548,157
		12,727,656
Electrical equipment – 2.3%
Allient, Inc.	2,605	140,019
American Superconductor Corp. (A)	8,023	230,902
Amprius Technologies, Inc. (A)	20,305	160,206
Array Technologies, Inc. (A)(B)	27,944	257,644
Atkore, Inc.	6,192	391,644
Bloom Energy Corp., Class A (A)	40,153	3,488,894
EnerSys	6,828	1,002,009

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Enovix Corp. (A)(B)	31,174	$227,882
Eos Energy Enterprises, Inc. (A)(B)	56,743	650,275
Fluence Energy, Inc. (A)	11,750	232,415
Hyliion Holdings Corp. (A)	24,142	44,421
KULR Technology Group, Inc. (A)(B)	7,383	21,854
LSI Industries, Inc.	5,281	96,748
NANO Nuclear Energy, Inc. (A)(B)	7,362	176,762
Nextpower, Inc., Class A (A)	26,803	2,334,809
NuScale Power Corp. (A)	23,315	330,374
Plug Power, Inc. (A)(B)	207,366	408,511
Powell Industries, Inc. (B)	1,754	559,140
Power Solutions International, Inc. (A)(B)	1,578	90,167
Preformed Line Products Company (B)	478	98,807
Shoals Technologies Group, Inc., Class A (A)	30,933	262,931
SKYX Platforms Corp. (A)	14,817	32,153
SunPower Corp. (A)(C)	18,631	0
SunPower, Inc. (A)(B)	12,167	19,102
Sunrun, Inc. (A)	41,093	756,111
T1 Energy, Inc. (A)(B)	24,593	164,281
Thermon Group Holdings, Inc. (A)	6,069	225,524
Vicor Corp. (A)	4,235	464,156
		12,867,741
Ground transportation – 0.3%
ArcBest Corp.	4,208	312,192
Covenant Logistics Group, Inc.	3,018	66,517
FTAI Infrastructure, Inc. (B)	20,664	95,261
Heartland Express, Inc.	8,497	76,728
Hertz Global Holdings, Inc. (A)(B)	21,359	109,785
Marten Transport, Ltd.	11,354	129,209
Proficient Auto Logistics, Inc. (A)	4,710	45,404
RXO, Inc. (A)	30,062	379,984
Universal Logistics Holdings, Inc. (B)	1,382	20,993
Werner Enterprises, Inc.	11,050	331,611
		1,567,684
Industrial conglomerates – 0.0%
Brookfield Business Corp., Class A (B)	4,424	158,733
Machinery – 3.7%
3D Systems Corp. (A)	22,333	39,529
Aebi Schmidt Holding AG	7,182	90,852
Alamo Group, Inc.	1,899	318,785
Albany International Corp., Class A	5,512	279,458
Alliance Laundry Holdings, Inc. (A)	8,274	168,376
Astec Industries, Inc.	4,175	180,861
Atmus Filtration Technologies, Inc.	15,272	792,770
Blue Bird Corp. (A)	5,814	273,258
CECO Environmental Corp. (A)	5,390	322,592
Chart Industries, Inc. (A)	8,293	1,710,265
Columbus McKinnon Corp.	5,435	93,754
Douglas Dynamics, Inc.	4,103	133,963
Energy Recovery, Inc. (A)	9,646	130,125
Enerpac Tool Group Corp.	9,838	376,205
Enpro, Inc.	3,877	830,182
ESCO Technologies, Inc.	4,762	930,447
Federal Signal Corp.	11,027	1,197,422
Franklin Electric Company, Inc.	7,154	683,422
Gencor Industries, Inc. (A)	2,346	30,404
Graham Corp. (A)	1,927	123,771
Helios Technologies, Inc.	6,113	326,984
Hillenbrand, Inc.	13,007	412,582
Hillman Solutions Corp. (A)	37,051	320,862
Hyster-Yale, Inc.	2,284	67,858
JBT Marel Corp.	9,587	1,444,473
Kadant, Inc.	2,165	617,068
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Kennametal, Inc.	13,921	$395,496
LB Foster Company, Class A (A)	1,781	47,998
Lindsay Corp.	1,993	234,915
Luxfer Holdings PLC	5,341	72,264
Mayville Engineering Company, Inc. (A)(B)	2,556	47,848
Microvast Holdings, Inc. (A)(B)	36,680	102,704
Miller Industries, Inc.	2,136	79,822
Mueller Water Products, Inc., Class A	28,629	681,943
Omega Flex, Inc.	914	26,908
Palladyne AI Corp. (A)(B)	5,705	24,303
Park-Ohio Holdings Corp.	1,859	38,927
Proto Labs, Inc. (A)	4,375	221,331
REV Group, Inc.	8,898	541,087
Richtech Robotics, Inc., Class B (A)	28,182	91,028
SPX Technologies, Inc. (A)	8,850	1,770,531
Standex International Corp.	2,208	479,754
Tennant Company	3,397	250,359
Terex Corp.	11,833	631,646
The Gorman-Rupp Company	3,979	189,997
The Greenbrier Companies, Inc.	5,500	257,070
The Manitowoc Company, Inc. (A)	6,495	77,875
Titan International, Inc. (A)(B)	9,253	72,451
Trinity Industries, Inc.	14,831	392,132
Wabash National Corp.	7,261	62,808
Watts Water Technologies, Inc., Class A	5,012	1,383,412
Worthington Enterprises, Inc.	5,829	300,602
		20,371,479
Marine transportation – 0.2%
Costamare, Inc.	8,050	127,110
Genco Shipping & Trading, Ltd. (B)	5,809	107,060
Himalaya Shipping, Ltd. (A)(B)	5,291	48,148
Matson, Inc.	5,780	714,119
Pangaea Logistics Solutions, Ltd.	5,918	40,716
Safe Bulkers, Inc.	9,681	46,662
		1,083,815
Passenger airlines – 0.5%
Allegiant Travel Company (A)	2,653	226,221
Frontier Group Holdings, Inc. (A)(B)	16,025	75,478
JetBlue Airways Corp. (A)	54,704	248,903
Joby Aviation, Inc. (A)(B)	89,385	1,179,882
SkyWest, Inc. (A)	7,403	743,335
Sun Country Airlines Holdings, Inc. (A)	9,418	135,525
		2,609,344
Professional services – 1.7%
Alight, Inc., Class A	81,211	158,361
Asure Software, Inc. (A)	4,722	44,481
Barrett Business Services, Inc.	4,605	166,747
BlackSky Technology, Inc. (A)(B)	5,737	107,569
CBIZ, Inc. (A)	9,126	460,407
Conduent, Inc. (A)	29,550	56,736
CRA International, Inc.	1,179	236,619
CSG Systems International, Inc.	5,057	387,821
Exponent, Inc.	9,379	651,465
Falcon's Beyond Global, Inc., Class A (A)(B)	2,726	40,917
First Advantage Corp. (A)(B)	14,903	216,541
Franklin Covey Company (A)(B)	2,487	41,732
Huron Consulting Group, Inc. (A)	3,124	540,171
IBEX Holdings, Ltd. (A)	1,870	71,397
ICF International, Inc.	3,387	288,911
Innodata, Inc. (A)(B)	5,650	287,868
Insperity, Inc.	6,700	259,424
Kelly Services, Inc., Class A	6,316	55,581

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Kforce, Inc.	3,446	$106,550
Korn Ferry	9,586	632,868
Legalzoom.com, Inc. (A)	23,598	234,328
Maximus, Inc.	10,367	894,879
Mistras Group, Inc. (A)	2,512	31,777
Planet Labs PBC (A)	43,777	863,282
Resolute Holdings Management, Inc. (A)	774	159,777
Resources Connection, Inc.	7,143	36,001
Spire Global, Inc. (A)	5,195	38,963
TIC Solutions, Inc. (A)(B)	36,954	373,605
TriNet Group, Inc.	5,546	327,935
TrueBlue, Inc. (A)	6,205	28,233
Upwork, Inc. (A)	22,598	447,892
Verra Mobility Corp. (A)	29,445	659,862
Willdan Group, Inc. (A)	2,555	264,851
		9,173,551
Trading companies and distributors – 1.0%
Alta Equipment Group, Inc.	4,499	20,695
BlueLinx Holdings, Inc. (A)	1,432	87,968
Boise Cascade Company	6,952	511,667
Custom Truck One Source, Inc. (A)	11,670	67,219
Distribution Solutions Group, Inc. (A)	2,130	58,341
DNOW, Inc. (A)	34,131	452,236
DXP Enterprises, Inc. (A)	2,392	262,618
GATX Corp.	6,578	1,115,629
Global Industrial, Inc.	2,959	86,462
Herc Holdings, Inc.	6,005	891,022
Hudson Technologies, Inc. (A)	7,347	50,327
Karat Packaging, Inc.	1,781	40,197
McGrath RentCorp	4,558	478,271
NPK International, Inc. (A)	15,241	181,673
Rush Enterprises, Inc., Class A	11,134	600,568
Rush Enterprises, Inc., Class B	1,764	99,243
Titan Machinery, Inc. (A)	4,027	60,566
Transcat, Inc. (A)	1,712	97,122
Willis Lease Finance Corp.	520	70,533
Xometry, Inc., Class A (A)(B)	7,993	475,344
		5,707,701
Transportation infrastructure – 0.0%
Sky Harbour Group Corp. (A)(B)	4,393	39,405
		92,583,949
Information technology – 14.2%
Communications equipment – 0.9%
ADTRAN Holdings, Inc. (A)	13,808	119,992
Applied Optoelectronics, Inc. (A)(B)	11,097	386,841
Aviat Networks, Inc. (A)	2,183	46,673
BK Technologies Corp. (A)	504	37,593
Calix, Inc. (A)	11,056	585,194
Clearfield, Inc. (A)	2,173	63,343
CommScope Holding Company, Inc. (A)	40,083	726,705
Digi International, Inc. (A)	6,750	292,208
Extreme Networks, Inc. (A)	24,311	404,778
Harmonic, Inc. (A)	20,464	202,389
Inseego Corp. (A)(B)	2,414	24,792
NETGEAR, Inc. (A)	4,948	121,374
NetScout Systems, Inc. (A)	12,873	348,343
Ribbon Communications, Inc. (A)	18,512	53,315
Viasat, Inc. (A)	22,705	782,414
Viavi Solutions, Inc. (A)	40,593	723,367
		4,919,321
Electronic equipment, instruments and components – 3.3%
908 Devices, Inc. (A)	5,346	28,067
Advanced Energy Industries, Inc.	6,909	1,446,537
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Aeva Technologies, Inc. (A)(B)	6,926	$91,977
Arlo Technologies, Inc. (A)	18,281	255,751
Badger Meter, Inc.	5,453	951,058
Bel Fuse, Inc., Class A	326	49,487
Bel Fuse, Inc., Class B	1,889	320,431
Belden, Inc.	7,193	838,344
Benchmark Electronics, Inc.	6,561	280,548
Climb Global Solutions, Inc.	729	74,934
CTS Corp.	5,357	229,655
Daktronics, Inc. (A)	6,983	138,054
ePlus, Inc.	4,850	425,345
Evolv Technologies Holdings, Inc. (A)	28,209	201,976
Fabrinet (A)	6,633	3,019,872
Frequency Electronics, Inc. (A)	1,230	66,223
Insight Enterprises, Inc. (A)	5,395	439,531
Itron, Inc. (A)	8,345	774,917
Kimball Electronics, Inc. (A)	4,526	125,913
Knowles Corp. (A)	15,660	335,594
Methode Electronics, Inc.	6,505	43,193
MicroVision, Inc. (A)(B)	57,012	47,212
Mirion Technologies, Inc. (A)	44,021	1,030,972
M-Tron Industries, Inc. (A)	483	25,705
Napco Security Technologies, Inc.	6,342	264,461
nLight, Inc. (A)	8,530	319,960
Novanta, Inc. (A)	6,672	793,901
OSI Systems, Inc. (A)	2,973	758,293
Ouster, Inc. (A)	10,054	217,569
PC Connection, Inc.	2,122	122,567
Plexus Corp. (A)	4,938	725,886
Powerfleet, Inc. (A)	22,957	122,131
Red Cat Holdings, Inc. (A)(B)	18,837	149,377
Rogers Corp. (A)	3,327	304,653
Sanmina Corp. (A)	9,596	1,440,072
ScanSource, Inc. (A)	4,033	157,529
TTM Technologies, Inc. (A)	18,768	1,294,992
Vishay Intertechnology, Inc.	22,294	323,040
Vishay Precision Group, Inc. (A)(B)	2,247	86,510
Vuzix Corp. (A)(B)	12,837	48,524
		18,370,761
IT services – 0.6%
Applied Digital Corp. (A)(B)	43,683	1,071,107
ASGN, Inc. (A)	7,714	371,583
Backblaze, Inc., Class A (A)	10,646	49,610
BigBear.ai Holdings, Inc. (A)(B)	79,728	430,531
Commerce.com, Inc. (A)	13,316	54,862
DigitalOcean Holdings, Inc. (A)(B)	12,569	604,820
Fastly, Inc., Class A (A)	25,778	262,420
Grid Dynamics Holdings, Inc. (A)	12,620	113,959
Information Services Group, Inc.	7,458	43,107
The Hackett Group, Inc.	5,070	99,524
TSS, Inc. (A)(B)	4,175	29,517
Unisys Corp. (A)	13,706	37,829
VTEX, Class A (A)	11,371	42,755
Whitefiber, Inc. (A)	2,043	32,279
		3,243,903
Semiconductors and semiconductor equipment – 3.3%
ACM Research, Inc., Class A (A)	9,288	366,412
Aehr Test Systems (A)	5,254	106,078
Aeluma, Inc. (A)(B)	2,451	42,084
Alpha & Omega Semiconductor, Ltd. (A)	4,662	92,354
Ambarella, Inc. (A)	7,482	530,025
Ambiq Micro, Inc. (A)	932	26,562
Axcelis Technologies, Inc. (A)	5,699	457,858
Blaize Holdings, Inc. (A)(B)	14,927	29,108

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
CEVA, Inc. (A)	4,360	$93,827
Cohu, Inc. (A)	8,384	195,096
Credo Technology Group Holding, Ltd. (A)	28,182	4,055,069
Diodes, Inc. (A)	8,459	417,367
FormFactor, Inc. (A)	14,330	799,327
Ichor Holdings, Ltd. (A)	6,374	117,473
Impinj, Inc. (A)	4,956	862,394
Indie Semiconductor, Inc., Class A (A)	36,313	128,185
Kopin Corp. (A)(B)	33,181	77,644
Kulicke & Soffa Industries, Inc.	9,363	426,578
MaxLinear, Inc. (A)	15,230	265,459
Navitas Semiconductor Corp. (A)(B)	29,404	209,945
NVE Corp. (B)	941	55,830
PDF Solutions, Inc. (A)	5,919	168,869
Penguin Solutions, Inc. (A)	9,450	184,842
Photronics, Inc. (A)	10,520	336,640
Power Integrations, Inc.	10,346	367,697
Rambus, Inc. (A)	19,818	1,821,076
Rigetti Computing, Inc. (A)	58,693	1,300,050
Semtech Corp. (A)	16,010	1,179,777
Silicon Laboratories, Inc. (A)	5,988	782,632
SiTime Corp. (A)	3,960	1,398,632
SkyWater Technology, Inc. (A)(B)	5,603	101,750
Synaptics, Inc. (A)	7,087	524,580
Ultra Clean Holdings, Inc. (A)	8,254	209,074
Veeco Instruments, Inc. (A)	10,907	311,722
		18,042,016
Software – 5.4%
8x8, Inc. (A)	26,172	51,559
A10 Networks, Inc.	13,191	233,349
ACI Worldwide, Inc. (A)	19,009	908,820
Adeia, Inc.	20,214	348,692
Agilysys, Inc. (A)	4,764	566,154
Alarm.com Holdings, Inc. (A)	8,780	447,956
Alkami Technology, Inc. (A)(B)	12,637	291,536
Amplitude, Inc., Class A (A)	17,339	200,786
Appian Corp., Class A (A)	7,271	257,539
Arteris, Inc. (A)	5,828	90,334
Asana, Inc., Class A (A)	15,958	218,784
AvePoint, Inc. (A)	27,334	379,669
Bit Digital, Inc. (A)(B)	58,652	110,852
Bitdeer Technologies Group, Class A (A)	18,184	203,843
Blackbaud, Inc. (A)	7,091	449,002
Blackline, Inc. (A)	9,557	528,407
Blend Labs, Inc., Class A (A)(B)	36,732	111,665
Box, Inc., Class A (A)	25,752	770,242
Braze, Inc., Class A (A)	15,733	539,485
C3.ai, Inc., Class A (A)(B)	23,246	313,356
Cerence, Inc. (A)	7,472	79,876
Chaince Digital Holdings, Inc. (A)(B)	7,531	37,429
Cipher Mining, Inc. (A)(B)	59,616	879,932
CleanSpark, Inc. (A)(B)	51,001	516,130
Clear Secure, Inc., Class A	15,861	556,404
Clearwater Analytics Holdings, Inc., Class A (A)	51,257	1,236,319
CommVault Systems, Inc. (A)	8,225	1,031,086
Consensus Cloud Solutions, Inc. (A)	3,415	74,515
Core Scientific, Inc. (A)	53,363	776,965
Daily Journal Corp. (A)(B)	231	112,571
Digimarc Corp. (A)(B)	3,471	22,770
Digital Turbine, Inc. (A)	20,000	100,000
Domo, Inc., Class B (A)	6,357	53,590
D-Wave Quantum, Inc. (A)	61,505	1,608,356
eGain Corp. (A)	2,995	30,819
EverCommerce, Inc. (A)(B)	3,091	37,432
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Five9, Inc. (A)	14,250	$285,713
Freshworks, Inc., Class A (A)	37,020	453,495
Hut 8 Corp. (A)(B)	17,546	806,063
i3 Verticals, Inc., Class A (A)(B)	4,391	110,609
Intapp, Inc. (A)	10,508	481,477
InterDigital, Inc.	4,754	1,513,579
Jamf Holding Corp. (A)	14,517	188,866
Kaltura, Inc. (A)	18,730	30,717
Life360, Inc. (A)(B)	3,788	242,962
LiveRamp Holdings, Inc. (A)	11,937	350,590
MARA Holdings, Inc. (A)(B)	68,318	613,496
Mitek Systems, Inc. (A)	8,349	88,082
N-able, Inc. (A)	14,325	107,151
NCR Voyix Corp. (A)	25,611	261,232
NextNav, Inc. (A)(B)	17,542	291,899
ON24, Inc. (A)	6,032	48,015
OneSpan, Inc.	6,747	86,631
Ooma, Inc. (A)	5,363	62,908
Pagaya Technologies, Ltd., Class A (A)(B)	9,386	196,167
PagerDuty, Inc. (A)	16,496	216,263
PAR Technology Corp. (A)(B)	7,413	268,944
Porch Group, Inc. (A)(B)	15,985	145,943
Progress Software Corp. (A)	7,861	337,709
Q2 Holdings, Inc. (A)	11,437	825,294
Qualys, Inc. (A)	6,710	891,759
Rapid7, Inc. (A)	11,988	182,218
Red Violet, Inc.	2,066	117,659
ReposiTrak, Inc. (B)	2,267	28,043
Rezolve AI PLC (A)(B)	33,084	85,026
Rimini Street, Inc. (A)	9,487	36,810
Riot Platforms, Inc. (A)	64,066	811,716
SEMrush Holdings, Inc., Class A (A)	9,687	115,178
SoundHound AI, Inc., Class A (A)(B)	69,107	688,997
Sprinklr, Inc., Class A (A)	21,174	164,734
Sprout Social, Inc., Class A (A)	9,881	111,359
SPS Commerce, Inc. (A)	7,047	628,099
Telos Corp. (A)	10,006	51,031
Tenable Holdings, Inc. (A)	22,524	529,990
TeraWulf, Inc. (A)(B)	55,730	640,338
Varonis Systems, Inc. (A)	21,525	706,020
Vertex, Inc., Class A (A)	13,043	260,469
Via Transportation, Inc., Class A (A)	2,045	59,325
Viant Technology, Inc., Class A (A)	2,889	34,784
Weave Communications, Inc. (A)	11,531	87,520
Workiva, Inc. (A)	9,244	797,295
Xperi, Inc. (A)	8,911	52,218
Yext, Inc. (A)	18,609	149,989
Zeta Global Holdings Corp., Class A (A)	34,592	703,947
		30,124,553
Technology hardware, storage and peripherals – 0.7%
CompoSecure, Inc., Class A (A)	10,623	204,811
Corsair Gaming, Inc. (A)	9,008	53,508
Diebold Nixdorf, Inc. (A)	4,566	309,986
Eastman Kodak Company (A)	9,034	76,428
Immersion Corp.	5,262	35,782
IonQ, Inc. (A)(B)	62,173	2,789,703
Quantum Computing, Inc. (A)	37,043	380,061
Turtle Beach Corp. (A)	3,012	42,258
Xerox Holdings Corp. (B)	22,338	52,941
		3,945,478
		78,646,032
Materials – 4.3%
Chemicals – 1.5%
AdvanSix, Inc.	4,970	85,981

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
American Vanguard Corp. (A)	5,576	$21,300
Arq, Inc. (A)	6,618	21,641
ASP Isotopes, Inc. (A)	17,081	91,383
Aspen Aerogels, Inc. (A)	12,791	36,199
Avient Corp.	17,013	531,486
Balchem Corp.	6,033	925,221
Cabot Corp.	9,771	647,622
Ecovyst, Inc. (A)	21,105	205,352
Flotek Industries, Inc. (A)(B)	2,658	45,797
Hawkins, Inc.	3,598	511,132
HB Fuller Company	10,024	596,027
Ingevity Corp. (A)	6,725	397,986
Innospec, Inc.	4,587	351,089
Intrepid Potash, Inc. (A)	2,084	57,789
Koppers Holdings, Inc.	3,493	94,590
Kronos Worldwide, Inc.	5,409	23,908
LSB Industries, Inc. (A)	10,238	87,023
Mativ Holdings, Inc.	9,814	119,240
Minerals Technologies, Inc.	5,850	356,558
Orion SA	11,167	58,962
Perimeter Solutions, Inc. (A)	25,585	704,355
PureCycle Technologies, Inc. (A)(B)	23,882	205,146
Quaker Chemical Corp.	2,528	347,120
Rayonier Advanced Materials, Inc. (A)	12,135	71,475
Sensient Technologies Corp.	7,739	727,079
Stepan Company	3,989	188,919
The Chemours Company	27,846	328,304
Tronox Holdings PLC	22,659	94,488
		7,933,172
Construction materials – 0.2%
Knife River Corp. (A)	10,531	740,856
Titan America SA (A)	4,751	78,296
United States Lime & Minerals, Inc.	2,017	241,516
		1,060,668
Containers and packaging – 0.2%
Ardagh Metal Packaging SA	26,411	108,285
Greif, Inc., Class A	4,516	305,733
Greif, Inc., Class B	955	71,329
Myers Industries, Inc.	6,858	128,382
O-I Glass, Inc. (A)	28,197	416,188
Ranpak Holdings Corp. (A)(B)	9,116	49,318
TriMas Corp.	5,855	207,560
		1,286,795
Metals and mining – 2.3%
1911 Gold Corp. (A)(B)	5,045	3,261
Alpha Metallurgical Resources, Inc. (A)	2,157	431,141
American Battery Technology Company (A)(B)	20,861	69,676
Ascent Industries Company (A)	1,894	30,664
Caledonia Mining Corp. PLC	3,113	81,467
Century Aluminum Company (A)	9,719	380,790
Coeur Mining, Inc. (A)	117,611	2,097,004
Commercial Metals Company	20,408	1,412,642
Compass Minerals International, Inc. (A)(B)	6,404	125,775
Constellium SE (A)	25,303	476,962
Contango ORE, Inc. (A)	2,098	55,408
Critical Metals Corp. (A)(B)	8,370	58,088
Dakota Gold Corp. (A)	17,080	97,014
Ferroglobe PLC	22,524	104,511
Hecla Mining Company	116,761	2,240,644
Idaho Strategic Resources, Inc. (A)	2,650	106,795
Ivanhoe Electric, Inc. (A)	19,759	315,749
Kaiser Aluminum Corp.	2,965	340,560
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Materion Corp.	3,812	$473,908
Metallus, Inc. (A)	6,934	118,987
NioCorp Developments, Ltd. (A)	19,857	105,242
Novagold Resources, Inc. (A)	55,797	520,028
Olympic Steel, Inc.	1,885	80,650
Pan American Silver Corp. (A)	88,114	43,616
Perpetua Resources Corp. (A)	15,646	378,790
Ramaco Resources, Inc., Class A (A)(B)	7,674	138,132
Ryerson Holding Corp.	5,021	126,328
SSR Mining, Inc. (A)	37,410	820,027
SunCoke Energy, Inc.	15,811	113,839
Tredegar Corp. (A)	5,406	38,815
United States Antimony Corp. (A)(B)	21,897	109,923
US Gold Corp. (A)(B)	2,177	42,256
USA Rare Earth, Inc. (A)	16,203	192,816
Vox Royalty Corp. (B)	11,743	55,662
Warrior Met Coal, Inc.	9,584	845,021
Worthington Steel, Inc.	6,112	211,597
		12,843,788
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	2,968	51,643
Magnera Corp. (A)	5,929	89,765
Resolute Forest Products, Inc. (A)(C)	9,238	13,118
Sylvamo Corp.	6,357	306,090
		460,616
		23,585,039
Real estate – 5.5%
Diversified REITs – 0.5%
Alexander & Baldwin, Inc.	13,958	288,093
Alpine Income Property Trust, Inc.	2,744	45,880
American Assets Trust, Inc.	9,762	184,795
Armada Hoffler Properties, Inc.	14,893	98,592
Broadstone Net Lease, Inc.	34,250	594,923
CTO Realty Growth, Inc.	5,558	102,323
Essential Properties Realty Trust, Inc.	36,064	1,069,658
Gladstone Commercial Corp.	8,952	95,518
Global Net Lease, Inc.	36,883	317,194
Modiv Industrial, Inc.	2,107	30,320
NexPoint Diversified Real Estate Trust	7,184	27,515
		2,854,811
Health care REITs – 1.0%
American Healthcare REIT, Inc.	30,929	1,455,519
CareTrust REIT, Inc.	41,079	1,485,417
Community Healthcare Trust, Inc.	5,089	83,561
Diversified Healthcare Trust	40,525	196,546
Global Medical REIT, Inc.	2,339	78,918
LTC Properties, Inc.	8,079	277,756
National Health Investors, Inc.	8,615	657,928
Sabra Health Care REIT, Inc.	43,328	820,632
Sila Realty Trust, Inc.	10,161	236,853
Universal Health Realty Income Trust	2,324	91,124
		5,384,254
Hotel and resort REITs – 0.5%
Apple Hospitality REIT, Inc.	39,956	473,479
Braemar Hotels & Resorts, Inc.	11,393	32,698
Chatham Lodging Trust	9,027	61,474
DiamondRock Hospitality Company	37,702	337,810
Pebblebrook Hotel Trust	21,464	242,972
RLJ Lodging Trust	24,839	185,051
Ryman Hospitality Properties, Inc.	11,290	1,068,260
Service Properties Trust	30,145	55,467
Summit Hotel Properties, Inc.	19,555	95,233
Sunstone Hotel Investors, Inc.	33,808	302,244

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotel and resort REITs (continued)
Xenia Hotels & Resorts, Inc.	17,400	$246,036
		3,100,724
Industrial REITs – 0.4%
Industrial Logistics Properties Trust	10,276	56,929
Innovative Industrial Properties, Inc.	5,070	240,115
LXP Industrial Trust	10,549	523,019
One Liberty Properties, Inc.	4,109	83,372
Plymouth Industrial REIT, Inc.	7,900	172,852
Terreno Realty Corp.	18,718	1,098,934
		2,175,221
Office REITs – 0.5%
Brandywine Realty Trust	31,736	92,669
City Office REIT, Inc.	7,833	54,753
COPT Defense Properties	20,782	577,740
Douglas Emmett, Inc.	29,654	325,897
Easterly Government Properties, Inc.	7,543	159,836
Empire State Realty Trust, Inc., Class A	26,616	173,536
Hudson Pacific Properties, Inc. (A)	9,909	107,314
JBG SMITH Properties	11,040	187,790
NET Lease Office Properties	2,760	71,180
Peakstone Realty Trust	6,915	99,230
Piedmont Realty Trust, Inc.	23,260	193,988
Postal Realty Trust, Inc., Class A	4,350	70,209
SL Green Realty Corp.	13,182	604,658
		2,718,800
Real estate management and development – 0.7%
Anywhere Real Estate, Inc. (A)	19,414	274,902
Compass, Inc., Class A (A)	90,129	952,664
Cushman & Wakefield, Ltd. (A)	42,411	686,634
Douglas Elliman, Inc. (A)	14,311	33,917
eXp World Holdings, Inc. (B)	16,223	146,818
Forestar Group, Inc. (A)	3,662	90,195
FRP Holdings, Inc. (A)	2,557	58,274
Kennedy-Wilson Holdings, Inc.	22,743	219,925
Marcus & Millichap, Inc.	4,838	132,029
Maui Land & Pineapple Company, Inc. (A)	1,578	26,731
Newmark Group, Inc., Class A	27,147	470,729
RE/MAX Holdings, Inc., Class A (A)	3,814	28,948
Seaport Entertainment Group, Inc. (A)(B)	1,597	31,573
Tejon Ranch Company (A)(B)	4,499	70,949
The Real Brokerage, Inc. (A)	24,916	90,943
The RMR Group, Inc., Class A (B)	3,161	47,099
The St. Joe Company	7,047	418,380
		3,780,710
Residential REITs – 0.4%
Apartment Investment and Management Company, Class A	24,539	145,762
BRT Apartments Corp.	3,444	50,627
Centerspace	3,092	206,298
Elme Communities	15,888	276,451
Independence Realty Trust, Inc.	43,833	766,201
NexPoint Residential Trust, Inc.	4,290	129,129
UMH Properties, Inc.	15,342	244,091
Veris Residential, Inc.	14,197	211,251
		2,029,810
Retail REITs – 1.1%
Acadia Realty Trust	24,222	497,520
Alexander's, Inc.	412	89,791
CBL & Associates Properties, Inc.	3,335	123,395
Curbline Properties Corp.	17,950	416,620
FrontView REIT, Inc.	4,089	60,354
Getty Realty Corp.	9,877	270,333
InvenTrust Properties Corp.	14,228	401,372
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Kite Realty Group Trust	39,900	$956,403
NETSTREIT Corp.	15,369	271,109
Phillips Edison & Company, Inc.	23,233	826,398
Saul Centers, Inc.	2,699	85,099
SITE Centers Corp.	10,422	66,909
Tanger, Inc.	20,450	682,417
The Macerich Company	46,693	861,953
Urban Edge Properties	23,859	457,854
Whitestone REIT	8,778	121,926
		6,189,453
Specialized REITs – 0.4%
Farmland Partners, Inc.	7,116	68,954
Four Corners Property Trust, Inc.	19,533	450,431
Gladstone Land Corp.	6,630	60,665
Outfront Media, Inc.	27,043	651,736
PotlatchDeltic Corp.	14,167	563,563
Safehold, Inc.	10,413	142,554
Smartstop Self Storage REIT, Inc.	5,710	176,667
		2,114,570
		30,348,353
Utilities – 2.9%
Electric utilities – 0.9%
Genie Energy, Ltd., B Shares	4,180	57,600
Hawaiian Electric Industries, Inc. (A)	32,016	393,797
MGE Energy, Inc.	6,869	538,667
Oklo, Inc. (A)	19,970	1,433,047
Otter Tail Corp.	7,099	573,670
Portland General Electric Company	20,527	985,091
TXNM Energy, Inc.	18,300	1,077,504
		5,059,376
Gas utilities – 1.0%
Brookfield Infrastructure Corp., Class A (B)	22,247	1,010,014
Chesapeake Utilities Corp.	4,338	541,209
New Jersey Resources Corp.	18,491	852,805
Northwest Natural Holding Company	7,445	347,979
ONE Gas, Inc.	10,860	838,935
RGC Resources, Inc.	1,772	37,744
Southwest Gas Holdings, Inc.	11,891	951,518
Spire, Inc.	10,581	875,049
		5,455,253
Independent power and renewable electricity producers – 0.3%
Hallador Energy Company (A)	5,761	109,689
Montauk Renewables, Inc. (A)	12,923	21,581
Ormat Technologies, Inc.	11,158	1,232,624
		1,363,894
Multi-utilities – 0.4%
Avista Corp.	14,822	571,240
Black Hills Corp.	13,281	921,967
Northwestern Energy Group, Inc.	11,216	723,881
Unitil Corp.	3,369	163,194
		2,380,282
Water utilities – 0.3%
American States Water Company	7,095	514,246
Cadiz, Inc. (A)(B)	10,588	59,399
California Water Service Group	11,038	478,277
Consolidated Water Company, Ltd.	2,706	95,495
Global Water Resources, Inc.	4,056	34,273
H2O America	6,104	299,035
Middlesex Water Company	3,438	173,344
Pure Cycle Corp. (A)(B)	4,446	48,862

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
The York Water Company (B)	2,795	$88,993
		1,791,924
		16,050,729
TOTAL COMMON STOCKS (Cost $393,023,697)		$533,915,537
RIGHTS – 0.0%
Gen Digital, Inc. (Expiration Date: 4-17-27) (A)(D)	1,637	7,219
TOTAL RIGHTS (Cost $6,384)		$7,219
WARRANTS – 0.0%
Bed Bath & Beyond, Inc. (Expiration Date: 10-7-26; Strike Price: $15.50) (A)	1,084	715
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)(B)	668	119
TOTAL WARRANTS (Cost $0)		$834
SHORT-TERM INVESTMENTS – 5.9%
Short-term funds – 5.9%
John Hancock Collateral Trust, 3.7477% (E)(F)	3,253,215	32,545,813
TOTAL SHORT-TERM INVESTMENTS (Cost $32,545,283)		$32,545,813
Total Investments (Small Cap Index Trust) (Cost $425,575,364) – 102.4%		$566,469,403
Other assets and liabilities, net – (2.4%)		(13,452,933)
TOTAL NET ASSETS – 100.0%		$553,016,470
Small Cap Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-25.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 12-31-25.
(F)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $15,474,860.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	154	Long	Mar 2026	$20,058,776	$19,234,601	$(824,175)
						$(824,175)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%
Communication services – 2.7%
Diversified telecommunication services – 0.6%
ATN International, Inc.	1,281	$29,207
Bandwidth, Inc., Class A (A)	2,329	35,983
Frontier Communications Parent, Inc. (A)	11,194	426,156
GCI Liberty, Inc. (A)(B)	4,508	0
GCI Liberty, Inc., Class A (A)	453	16,702
GCI Liberty, Inc., Class C (A)(C)	3,093	115,091
Liberty Global, Ltd., Class A (A)	13,320	148,385
Liberty Global, Ltd., Class C (A)	11,560	127,622
Liberty Latin America, Ltd., Class A (A)(C)	4,204	31,068
Liberty Latin America, Ltd., Class C (A)	13,964	104,171
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Shenandoah Telecommunications Company	6,437	$74,412
		1,108,797
Entertainment – 0.1%
Liberty Live Holdings, Inc., Class A (A)	94	7,661
Liberty Live Holdings, Inc., Class C (A)	89	7,401
Lionsgate Studios Corp. (A)	3,261	29,773
Sphere Entertainment Company (A)	364	34,609
Starz Entertainment Corp. (A)	217	2,539
The Marcus Corp.	4,627	71,765
Vivid Seats, Inc., Class A (A)(C)	203	1,464
		155,212
Interactive media and services – 0.4%
Angi, Inc. (A)	4,966	64,210
Bumble, Inc., Class A (A)	13,782	49,202

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Cars.com, Inc. (A)	5,933	$72,383
DHI Group, Inc. (A)	5,212	8,079
TripAdvisor, Inc. (A)	4,579	66,670
TrueCar, Inc. (A)	8,052	18,198
Yelp, Inc. (A)	2,397	72,845
Ziff Davis, Inc. (A)	3,608	126,821
ZoomInfo Technologies, Inc. (A)	17,541	178,392
		656,800
Media – 1.3%
Advantage Solutions, Inc. (A)	9,240	8,131
AMC Networks, Inc., Class A (A)	2,542	24,200
Boston Omaha Corp., Class A (A)	2,031	25,123
Cable One, Inc.	528	59,585
DoubleVerify Holdings, Inc. (A)	6,704	76,694
EchoStar Corp., Class A (A)	3,901	424,039
Entravision Communications Corp., Class A	5,075	14,870
Gray Media, Inc.	6,546	31,683
John Wiley & Sons, Inc., Class A	3,198	97,955
Liberty Broadband Corp., Series C (A)	586	28,480
Magnite, Inc. (A)	1,010	16,392
National CineMedia, Inc.	5,768	22,438
Nexstar Media Group, Inc.	2,524	512,498
Omnicom Group, Inc.	4,329	349,567
Paramount Skydance Corp., Class B (C)	3,570	47,838
PubMatic, Inc., Class A (A)	1,567	13,899
Scholastic Corp.	3,690	109,335
Sinclair, Inc.	3,075	47,048
Sirius XM Holdings, Inc.	3,142	62,824
TEGNA, Inc.	14,274	277,058
The EW Scripps Company, Class A (A)	5,843	23,314
Urban One, Inc., Class D (A)	3,100	2,663
USA TODAY Company, Inc. (A)	4,958	25,534
		2,301,168
Wireless telecommunication services – 0.3%
Array Digital Infrastructure, Inc.	4,082	218,877
Spok Holdings, Inc.	2,056	27,119
Telephone & Data Systems, Inc.	9,503	389,623
		635,619
		4,857,596
Consumer discretionary – 13.9%
Automobile components – 2.4%
Adient PLC (A)	8,723	167,220
American Axle & Manufacturing Holdings, Inc. (A)	12,966	83,112
Aptiv PLC (A)	516	39,262
Autoliv, Inc.	976	115,851
BorgWarner, Inc.	21,094	950,496
Cooper-Standard Holdings, Inc. (A)	1,311	43,040
Dana, Inc. (C)	13,642	324,134
Dorman Products, Inc. (A)	1,962	241,699
Fox Factory Holding Corp. (A)	3,760	64,334
Gentex Corp.	7,252	168,754
Gentherm, Inc. (A)	1,109	40,334
Holley, Inc. (A)	3,597	14,856
LCI Industries	2,008	243,651
Lear Corp.	4,812	551,455
Mobileye Global, Inc., Class A (A)	5,516	57,587
Motorcar Parts of America, Inc. (A)	1,585	19,559
Patrick Industries, Inc.	3,519	381,565
PHINIA, Inc.	4,248	266,307
Standard Motor Products, Inc. (C)	2,401	88,477
Stoneridge, Inc. (A)	1,672	9,681
Strattec Security Corp. (A)	795	60,531
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
The Goodyear Tire & Rubber Company (A)	28,079	$245,972
Visteon Corp.	1,686	160,339
		4,338,216
Automobiles – 0.5%
Harley-Davidson, Inc. (C)	11,870	243,216
Thor Industries, Inc. (C)	4,767	489,428
Winnebago Industries, Inc.	3,280	132,906
		865,550
Broadline retail – 0.5%
Dillard's, Inc., Class A	103	62,453
Kohl's Corp.	13,005	265,432
Macy's, Inc.	28,501	628,447
		956,332
Distributors – 0.3%
Gold.com, Inc.	2,621	89,245
LKQ Corp.	11,897	359,289
Weyco Group, Inc.	1,316	40,256
		488,790
Diversified consumer services – 0.9%
ADT, Inc.	53,189	429,235
Adtalem Global Education, Inc. (A)	1,885	195,041
American Public Education, Inc. (A)	2,320	87,696
Carriage Services, Inc.	798	33,755
Chegg, Inc. (A)	7,137	6,637
Graham Holdings Company, Class B	258	283,439
Laureate Education, Inc. (A)	804	27,071
Lincoln Educational Services Corp. (A)	1,100	26,565
Matthews International Corp., Class A	3,440	89,853
Mister Car Wash, Inc. (A)	9,339	51,925
Perdoceo Education Corp.	6,614	193,989
Strategic Education, Inc.	2,056	164,891
Stride, Inc. (A)	699	45,386
		1,635,483
Hotels, restaurants and leisure – 1.0%
Aramark	7,150	263,549
Biglari Holdings, Inc., Class A (A)	17	29,581
Biglari Holdings, Inc., Class B (A)	145	48,202
BJ's Restaurants, Inc. (A)	2,850	112,290
Caesars Entertainment, Inc. (A)	9,191	214,977
Cracker Barrel Old Country Store, Inc. (C)	1,259	31,979
El Pollo Loco Holdings, Inc. (A)	2,613	27,332
First Watch Restaurant Group, Inc. (A)	5,499	82,925
Global Business Travel Group I (A)(C)	3,299	25,237
Golden Entertainment, Inc.	1,315	35,755
Hilton Grand Vacations, Inc. (A)	5,843	261,474
Krispy Kreme, Inc. (C)	15,398	61,900
Life Time Group Holdings, Inc. (A)	6,867	182,525
Marriott Vacations Worldwide Corp.	3,104	179,070
MGM Resorts International (A)	1,723	62,872
Monarch Casino & Resort, Inc.	315	30,146
Penn Entertainment, Inc. (A)	2,512	37,052
Portillo's, Inc., Class A (A)	5,244	23,808
Pursuit Attractions and Hospitality, Inc. (A)	922	31,053
RCI Hospitality Holdings, Inc.	396	9,441
Target Hospitality Corp. (A)	5,846	46,826
		1,797,994
Household durables – 2.9%
Bassett Furniture Industries, Inc.	1,234	20,682
Beazer Homes USA, Inc. (A)	3,203	64,925
Cavco Industries, Inc. (A)	55	32,491
Century Communities, Inc.	3,460	205,351
Champion Homes, Inc. (A)	3,390	286,455

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Cricut, Inc., Class A	2,477	$12,261
Dream Finders Homes, Inc., Class A (A)(C)	1,861	31,823
Ethan Allen Interiors, Inc.	3,592	82,041
Flexsteel Industries, Inc.	817	32,263
GoPro, Inc., Class A (A)(C)	10,155	14,319
Green Brick Partners, Inc. (A)(C)	2,414	151,261
Helen of Troy, Ltd. (A)	1,240	26,350
Hooker Furnishings Corp.	1,821	20,559
Hovnanian Enterprises, Inc., Class A (A)	292	28,482
KB Home	4,725	266,537
La-Z-Boy, Inc.	4,577	170,585
Legacy Housing Corp. (A)	1,610	31,427
LGI Homes, Inc. (A)	2,578	110,751
Lifetime Brands, Inc.	2,931	11,577
M/I Homes, Inc. (A)	1,752	224,168
Meritage Homes Corp.	4,502	296,232
Mohawk Industries, Inc. (A)	5,688	621,698
Newell Brands, Inc.	42,806	159,238
Taylor Morrison Home Corp. (A)	10,987	646,805
The Lovesac Company (A)(C)	1,272	18,762
Toll Brothers, Inc.	8,328	1,126,112
Traeger, Inc. (A)	3,184	3,439
Tri Pointe Homes, Inc. (A)	10,181	320,396
Universal Electronics, Inc. (A)	745	2,689
Whirlpool Corp.	2,459	177,392
		5,197,071
Leisure products – 0.7%
American Outdoor Brands, Inc. (A)	1,873	14,478
Brunswick Corp.	4,333	321,682
Escalade, Inc.	2,119	28,585
Funko, Inc., Class A (A)	2,763	9,394
JAKKS Pacific, Inc.	482	8,136
Johnson Outdoors, Inc., Class A	626	26,574
Latham Group, Inc. (A)	3,937	25,000
Malibu Boats, Inc., Class A (A)	1,546	43,613
MasterCraft Boat Holdings, Inc. (A)	617	11,667
Mattel, Inc. (A)	20,739	411,462
Polaris, Inc.	2,358	149,144
Smith & Wesson Brands, Inc.	5,955	58,776
Sturm Ruger & Company, Inc.	555	18,121
Topgolf Callaway Brands Corp. (A)(C)	16,634	194,119
		1,320,751
Specialty retail – 3.7%
1-800-Flowers.com, Inc., Class A (A)(C)	3,196	12,560
Abercrombie & Fitch Company, Class A (A)	649	81,690
Academy Sports & Outdoors, Inc.	7,767	388,039
Advance Auto Parts, Inc. (C)	996	39,143
American Eagle Outfitters, Inc.	21,469	566,138
America's Car-Mart, Inc. (A)(C)	565	14,272
Arko Corp.	7,149	32,456
Asbury Automotive Group, Inc. (A)	1,739	404,370
AutoNation, Inc. (A)	2,601	537,054
Caleres, Inc.	3,065	37,301
CarMax, Inc. (A)	8,067	311,709
Citi Trends, Inc. (A)	367	15,253
Designer Brands, Inc., Class A (C)	2,923	21,718
Destination XL Group, Inc. (A)	2,471	2,272
Dick's Sporting Goods, Inc.	155	30,685
Duluth Holdings, Inc., Class B (A)	1,106	2,300
Floor & Decor Holdings, Inc., Class A (A)	3,049	185,654
Genesco, Inc. (A)	1,311	32,473
Group 1 Automotive, Inc.	841	330,765
GrowGeneration Corp. (A)	2,529	3,794
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Guess?, Inc. (C)	7,810	$130,818
Haverty Furniture Companies, Inc.	1,613	37,680
Lands' End, Inc. (A)(C)	2,354	34,180
Lithia Motors, Inc.	2,347	779,979
MarineMax, Inc. (A)	2,018	48,896
Monro, Inc.	3,278	65,691
National Vision Holdings, Inc. (A)	9,562	246,891
OneWater Marine, Inc., Class A (A)	531	5,745
Outdoor Holding Company (A)	4,648	7,948
Penske Automotive Group, Inc.	1,825	288,879
Petco Health & Wellness Company, Inc. (A)	16,756	47,084
PetMed Express, Inc. (A)	654	2,093
Sally Beauty Holdings, Inc. (A)	8,532	121,666
Shoe Carnival, Inc.	3,686	62,220
Signet Jewelers, Ltd.	4,587	380,171
Sonic Automotive, Inc., Class A	2,092	129,411
Sportsman's Warehouse Holdings, Inc. (A)	3,273	4,779
The Cato Corp., Class A (A)	1,957	6,047
The Gap, Inc.	29,845	764,032
Upbound Group, Inc.	4,529	79,529
Urban Outfitters, Inc. (A)	4,823	362,979
Victoria's Secret & Company (A)	434	23,510
Zumiez, Inc. (A)	1,822	47,463
		6,727,337
Textiles, apparel and luxury goods – 1.0%
Birkenstock Holding PLC (A)	4,704	192,394
Capri Holdings, Ltd. (A)	1,569	38,284
Carter's, Inc.	3,145	101,992
Columbia Sportswear Company	3,185	175,462
Crocs, Inc. (A)	2,308	197,380
Culp, Inc. (A)	334	1,189
Figs, Inc., Class A (A)	2,801	31,819
Fossil Group, Inc. (A)	3,231	12,149
G-III Apparel Group, Ltd.	5,446	157,716
Lakeland Industries, Inc. (C)	1,110	9,812
Movado Group, Inc.	1,758	36,250
Oxford Industries, Inc.	1,341	45,862
Peace Mark Holdings, Ltd. (A)(B)	464,000	0
PVH Corp.	5,823	390,257
Rocky Brands, Inc.	802	23,523
Steven Madden, Ltd.	3,578	148,988
Superior Group of Companies, Inc.	663	6,418
Under Armour, Inc., Class A (A)(C)	17,132	85,146
Under Armour, Inc., Class C (A)	17,114	82,147
Unifi, Inc. (A)	2,453	8,586
Vera Bradley, Inc. (A)	2,034	4,922
		1,750,296
		25,077,820
Consumer staples – 5.7%
Beverages – 0.5%
Brown-Forman Corp., Class A	445	11,708
MGP Ingredients, Inc.	571	13,875
Molson Coors Beverage Company, Class B	17,257	805,557
The Boston Beer Company, Inc., Class A (A)	492	96,004
		927,144
Consumer staples distribution and retail – 1.2%
Albertsons Companies, Inc., Class A	33,382	573,169
Grocery Outlet Holding Corp. (A)(C)	10,381	104,848
Ingles Markets, Inc., Class A (C)	1,966	134,769
Maplebear, Inc. (A)	3,773	169,710
Performance Food Group Company (A)	3,034	272,817
PriceSmart, Inc.	2,713	332,804

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
The Andersons, Inc.	3,985	$211,882
United Natural Foods, Inc. (A)	5,928	199,596
Village Super Market, Inc., Class A	685	24,246
Weis Markets, Inc.	2,494	159,840
		2,183,681
Food products – 3.4%
Alico, Inc.	650	23,647
B&G Foods, Inc. (C)	5,104	21,947
Bunge Global SA	1,349	120,169
Calavo Growers, Inc.	1,494	32,495
Cal-Maine Foods, Inc.	3,931	312,790
Conagra Brands, Inc.	35,678	617,586
Darling Ingredients, Inc. (A)	14,442	519,912
Dole PLC	8,043	120,565
Farmer Brothers Company (A)	1,069	1,561
Flowers Foods, Inc.	10,081	109,681
Fresh Del Monte Produce, Inc.	5,560	198,103
Hormel Foods Corp.	15,195	360,122
Ingredion, Inc.	5,152	568,060
J&J Snack Foods Corp.	740	66,874
John B Sanfilippo & Son, Inc.	673	47,514
Limoneira Company	726	9,166
Mission Produce, Inc. (A)	6,987	81,049
Pilgrim's Pride Corp.	9,888	385,533
Post Holdings, Inc. (A)(C)	3,185	315,474
Seaboard Corp.	82	364,475
Seneca Foods Corp., Class A (A)	675	74,675
The Campbell's Company	21,637	603,023
The Hain Celestial Group, Inc. (A)	4,728	5,059
The J.M. Smucker Company	7,745	757,538
The Simply Good Foods Company (A)	9,045	181,624
Tootsie Roll Industries, Inc.	761	27,875
TreeHouse Foods, Inc. (A)	5,848	137,954
Utz Brands, Inc.	4,321	44,852
		6,109,323
Household products – 0.4%
Central Garden & Pet Company (A)	1,833	58,931
Central Garden & Pet Company, Class A (A)	4,521	131,968
Oil-Dri Corp. of America	1,062	51,974
Reynolds Consumer Products, Inc.	17,282	396,103
Spectrum Brands Holdings, Inc.	2,271	134,171
		773,147
Personal care products – 0.1%
Coty, Inc., Class A (A)	1,388	4,275
Edgewell Personal Care Company (C)	6,385	108,864
Nature's Sunshine Products, Inc. (A)	1,118	24,126
Nu Skin Enterprises, Inc., Class A	2,988	28,745
The Honest Company, Inc. (A)(C)	3,767	9,719
USANA Health Sciences, Inc. (A)	1,639	32,174
		207,903
Tobacco – 0.1%
Universal Corp. (C)	2,089	110,195
		10,311,393
Energy – 8.9%
Energy equipment and services – 2.5%
Archrock, Inc.	9,337	242,949
Atlas Energy Solutions, Inc. (C)	4,723	44,491
Borr Drilling, Ltd. (A)	7,383	29,753
Bristow Group, Inc. (A)	2,707	99,130
Cactus, Inc., Class A	2,265	103,465
Core Laboratories, Inc.	3,240	51,937
DMC Global, Inc. (A)	1,495	10,002
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Expro Group Holdings NV (A)	7,270	$97,055
Forum Energy Technologies, Inc. (A)	377	13,930
Geospace Technologies Corp. (A)	516	8,726
Helix Energy Solutions Group, Inc. (A)	15,979	100,188
Helmerich & Payne, Inc.	10,203	292,622
Innovex International, Inc. (A)	4,094	89,536
Kodiak Gas Services, Inc.	4,848	181,315
Liberty Energy, Inc.	17,241	318,269
Nabors Industries, Ltd. (A)	530	28,779
National Energy Services Reunited Corp. (A)	3,276	51,302
Natural Gas Services Group, Inc.	2,299	77,361
Noble Corp. PLC	12,060	340,574
NOV, Inc. (C)	29,216	456,646
Oceaneering International, Inc. (A)	5,206	125,100
Oil States International, Inc. (A)	4,041	27,358
Patterson-UTI Energy, Inc.	44,990	274,889
ProPetro Holding Corp. (A)	12,321	117,173
Ranger Energy Services, Inc., Class A	1,141	15,951
RPC, Inc. (C)	18,302	99,563
SEACOR Marine Holdings, Inc. (A)(C)	2,432	14,641
Seadrill, Ltd. (A)	5,319	184,037
Select Water Solutions, Inc.	9,501	99,951
TETRA Technologies, Inc. (A)	8,102	75,916
Tidewater, Inc. (A)	2,637	133,195
Transocean, Ltd. (A)	59,579	246,061
Valaris, Ltd. (A)	6,022	303,509
Weatherford International PLC	2,208	172,798
		4,528,172
Oil, gas and consumable fuels – 6.4%
Amplify Energy Corp. (A)	1,500	6,855
Antero Resources Corp. (A)	14,136	487,127
APA Corp.	34,160	835,554
Ardmore Shipping Corp.	3,297	34,915
California Resources Corp.	8,117	362,911
Chord Energy Corp.	2,859	265,029
Civitas Resources, Inc.	8,282	224,359
Clean Energy Fuels Corp. (A)	11,002	23,104
CNX Resources Corp. (A)	16,223	596,520
Comstock Resources, Inc. (A)(C)	12,510	289,982
Core Natural Resources, Inc.	2,002	177,197
Crescent Energy Company, Class A	23,094	193,759
CVR Energy, Inc. (A)	1,274	32,411
DHT Holdings, Inc.	14,515	177,228
Dorian LPG, Ltd.	5,467	133,067
DT Midstream, Inc.	4,039	483,388
Evolution Petroleum Corp.	1,700	6,018
FutureFuel Corp.	4,276	13,640
Granite Ridge Resources, Inc.	9,757	45,858
Green Plains, Inc. (A)	3,377	33,095
Gulfport Energy Corp. (A)	922	191,767
HF Sinclair Corp.	15,888	732,119
International Seaways, Inc.	5,151	250,081
Kosmos Energy, Ltd. (A)	16,832	15,273
Magnolia Oil & Gas Corp., Class A	16,854	368,934
Matador Resources Company	11,287	479,020
Murphy Oil Corp.	16,753	523,531
NACCO Industries, Inc., Class A	700	34,328
Nordic American Tankers, Ltd.	20,225	69,574
Northern Oil and Gas, Inc.	9,425	202,355
Ovintiv, Inc.	22,193	869,744
Par Pacific Holdings, Inc. (A)	657	23,087
PBF Energy, Inc., Class A	1,908	51,745
Peabody Energy Corp.	10,327	306,712
Permian Resources Corp.	66,420	931,873

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
PrimeEnergy Resources Corp. (A)	140	$23,940
Range Resources Corp.	12,490	440,397
REX American Resources Corp. (A)	3,776	122,040
Riley Exploration Permian, Inc.	1,631	43,058
SandRidge Energy, Inc.	3,343	48,239
Scorpio Tankers, Inc.	5,970	303,455
SFL Corp., Ltd. (C)	12,426	97,047
SM Energy Company	11,859	221,763
Talos Energy, Inc. (A)(C)	16,487	181,687
Teekay Corp., Ltd.	7,202	65,034
Teekay Tankers, Ltd., Class A	3,513	187,664
VAALCO Energy, Inc.	6,882	25,050
Viper Energy, Inc., Class A	2,391	92,364
Vitesse Energy, Inc. (C)	1,343	25,866
World Kinect Corp.	6,191	145,055
		11,494,819
		16,022,991
Financials – 29.5%
Banks – 17.8%
1st Source Corp.	2,221	138,790
ACNB Corp.	648	31,331
Amalgamated Financial Corp.	2,746	87,954
Amerant Bancorp, Inc.	3,652	71,251
Ameris Bancorp	5,877	436,485
Ames National Corp.	500	11,480
Arrow Financial Corp.	1,150	36,110
Associated Banc-Corp.	15,675	403,788
Atlantic Union Bankshares Corp.	11,953	421,941
Axos Financial, Inc. (A)	5,130	442,001
Banc of California, Inc.	7,844	151,311
Bank First Corp.	187	22,780
Bank of Hawaii Corp.	722	49,363
Bank of Marin Bancorp	2,031	52,826
Bank OZK (C)	11,075	509,672
Bank7 Corp.	293	12,007
BankFinancial Corp.	2,146	25,752
BankUnited, Inc.	7,426	330,977
Bankwell Financial Group, Inc.	400	18,328
Banner Corp.	3,299	206,715
Bar Harbor Bankshares	2,090	64,895
BayCom Corp.	1,125	33,075
BCB Bancorp, Inc.	1,477	11,919
Beacon Financial Corp.	11,086	292,338
Blue Foundry Bancorp (A)	912	11,336
Blue Ridge Bankshares, Inc.	3,675	15,692
BOK Financial Corp.	4,828	571,925
Bridgewater Bancshares, Inc. (A)	1,759	30,835
Business First Bancshares, Inc.	2,110	55,155
Byline Bancorp, Inc.	4,069	118,611
C&F Financial Corp.	312	22,648
Cadence Bank (C)	17,565	752,485
California BanCorp	2,293	42,810
Camden National Corp.	1,655	71,794
Capital Bancorp, Inc.	1,039	29,269
Capital City Bank Group, Inc.	2,242	95,442
Capitol Federal Financial, Inc.	13,578	92,466
Carter Bankshares, Inc. (A)	1,494	29,372
Cathay General Bancorp	6,640	321,310
Central Pacific Financial Corp.	2,460	76,654
Chemung Financial Corp.	723	40,343
ChoiceOne Financial Services, Inc.	696	20,546
Citizens & Northern Corp.	960	19,363
City Holding Company	102	12,158
Civista Bancshares, Inc.	1,114	24,753
CNB Financial Corp.	2,328	60,924
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Colony Bankcorp, Inc.	959	$17,089
Columbia Banking System, Inc.	30,344	848,115
Columbia Financial, Inc. (A)	600	9,324
Comerica, Inc. (C)	11,199	973,529
Commerce Bancshares, Inc.	3,714	194,383
Community Financial System, Inc.	3,533	202,936
Community Trust Bancorp, Inc.	1,985	112,153
Community West Bancshares	1,200	27,000
ConnectOne Bancorp, Inc.	4,667	122,369
Cullen/Frost Bankers, Inc.	1,798	227,681
Customers Bancorp, Inc. (A)	2,981	217,971
CVB Financial Corp.	11,610	215,946
Dime Community Bancshares, Inc.	3,984	119,879
Eagle Bancorp, Inc.	3,671	78,633
East West Bancorp, Inc.	1,730	194,435
Eastern Bankshares, Inc.	13,514	249,063
Enterprise Financial Services Corp.	3,431	185,274
Equity Bancshares, Inc., Class A	1,442	64,385
Farmers & Merchants Bancorp, Inc.	323	7,985
Farmers National Banc Corp.	2,674	35,618
FB Financial Corp. (C)	4,580	255,564
Financial Institutions, Inc.	1,894	59,036
First Bancorp (North Carolina)	3,610	183,352
First Bancorp (Puerto Rico)	16,954	351,456
First Bank	1,600	26,336
First Busey Corp.	7,814	185,895
First Business Financial Services, Inc.	1,274	69,178
First Commonwealth Financial Corp.	10,059	169,595
First Community Bankshares, Inc.	1,904	64,222
First Community Corp.	434	12,868
First Financial Bancorp	9,095	227,557
First Financial Bankshares, Inc.	725	21,656
First Financial Corp.	1,325	80,057
First Foundation, Inc. (A)	6,123	37,718
First Hawaiian, Inc.	11,994	303,448
First Horizon Corp.	40,043	957,028
First Internet Bancorp	777	16,216
First Interstate BancSystem, Inc., Class A	8,824	305,310
First Merchants Corp.	4,867	182,415
First Mid Bancshares, Inc.	2,091	81,549
First Northwest Bancorp	800	7,504
First Western Financial, Inc. (A)	421	11,287
Firstsun Capital Bancorp (A)	435	16,371
Five Star Bancorp	926	33,132
Flushing Financial Corp.	3,925	59,542
FNB Corp.	31,117	532,101
FS Bancorp, Inc.	400	16,468
Fulton Financial Corp.	18,051	348,926
German American Bancorp, Inc.	1,684	65,979
Glacier Bancorp, Inc.	693	30,527
Great Southern Bancorp, Inc.	1,117	68,763
Hancock Whitney Corp.	7,556	481,166
Hanmi Financial Corp.	3,548	95,902
HBT Financial, Inc.	1,200	31,020
Heritage Commerce Corp.	6,790	81,548
Heritage Financial Corp.	3,545	83,839
Hilltop Holdings, Inc.	3,960	134,402
Home Bancorp, Inc.	926	53,523
Home BancShares, Inc.	7,879	218,879
HomeTrust Bancshares, Inc.	1,161	49,853
Hope Bancorp, Inc.	13,236	145,067
Horizon Bancorp, Inc.	4,797	81,357
Independent Bank Corp. (Massachusetts)	3,736	273,027
Independent Bank Corp. (Michigan)	2,250	73,193
International Bancshares Corp.	5,105	339,176

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Investar Holding Corp.	500	$13,360
Kearny Financial Corp.	8,307	61,555
Lakeland Financial Corp.	367	20,941
LCNB Corp.	600	9,834
Live Oak Bancshares, Inc.	2,128	73,097
Mechanics Bancorp, Class A	1,802	26,363
Mercantile Bank Corp.	1,666	80,135
Metrocity Bankshares, Inc.	1,534	40,712
Metropolitan Bank Holding Corp.	854	65,211
Mid Penn Bancorp, Inc.	1,196	37,100
Midland States Bancorp, Inc.	1,553	32,877
MidWestOne Financial Group, Inc.	1,567	60,330
MVB Financial Corp.	777	20,070
National Bank Holdings Corp., Class A	3,153	119,846
National Bankshares, Inc.	622	20,856
NBT Bancorp, Inc.	4,510	187,255
Nicolet Bankshares, Inc.	1,214	147,258
Northeast Bank	770	80,026
Northeast Community Bancorp, Inc.	435	9,835
Northfield Bancorp, Inc.	5,738	65,585
Northrim BanCorp, Inc.	2,608	69,399
Northwest Bancshares, Inc.	13,082	156,984
Norwood Financial Corp.	1,188	33,323
OceanFirst Financial Corp.	6,369	114,324
OFG Bancorp	4,703	192,729
Old National Bancorp	24,670	550,388
Old Second Bancorp, Inc.	4,574	89,193
OP Bancorp	1,000	14,120
Orange County Bancorp, Inc.	468	13,361
Origin Bancorp, Inc.	2,367	89,023
Orrstown Financial Services, Inc.	1,191	42,185
Park National Corp.	1,236	188,094
Pathward Financial, Inc.	1,629	115,659
PCB Bancorp	836	18,099
Peapack-Gladstone Financial Corp.	1,625	45,256
Peoples Bancorp, Inc.	3,396	101,982
Peoples Financial Services Corp.	673	32,782
Pinnacle Financial Partners, Inc.	5,134	489,835
Ponce Financial Group, Inc. (A)	798	13,047
Popular, Inc.	5,254	654,228
Preferred Bank (C)	1,142	107,839
Primis Financial Corp.	3,854	53,609
Prosperity Bancshares, Inc.	8,511	588,195
Provident Financial Holdings, Inc.	1,778	28,288
Provident Financial Services, Inc.	11,642	229,930
QCR Holdings, Inc.	1,449	120,702
RBB Bancorp	1,075	22,188
Red River Bancshares, Inc.	365	26,072
Renasant Corp.	8,041	283,204
Republic Bancorp, Inc., Class A	1,139	78,580
Riverview Bancorp, Inc.	3,925	19,704
S&T Bancorp, Inc.	3,678	144,729
Seacoast Banking Corp. of Florida	4,717	148,208
ServisFirst Bancshares, Inc.	265	19,024
Shore Bancshares, Inc.	3,724	65,840
Sierra Bancorp	1,759	57,484
Simmons First National Corp., Class A	9,791	184,560
SmartFinancial, Inc.	1,186	43,870
South Plains Financial, Inc.	954	37,015
Southern First Bancshares, Inc. (A)	537	27,666
Southern Missouri Bancorp, Inc.	1,012	59,829
Southside Bancshares, Inc.	2,314	70,322
SouthState Bank Corp.	7,682	722,953
Stellar Bancorp, Inc.	3,617	111,910
Stock Yards Bancorp, Inc.	725	47,089
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Synovus Financial Corp.	5,872	$293,894
Texas Capital Bancshares, Inc. (A)	4,127	373,659
TFS Financial Corp.	1,758	23,522
The Bank of NT Butterfield & Son, Ltd.	2,175	108,359
The First Bancorp, Inc.	1,316	34,795
The Hingham Institution for Savings	69	19,593
Third Coast Bancshares, Inc. (A)	881	33,487
Tompkins Financial Corp.	1,266	91,810
Towne Bank	6,599	220,209
TriCo Bancshares	1,995	94,503
Triumph Financial, Inc. (A)	875	54,801
Trustmark Corp.	6,793	264,587
UMB Financial Corp.	4,166	479,257
United Bankshares, Inc.	12,184	467,866
United Community Banks, Inc.	10,335	322,659
Unity Bancorp, Inc.	906	46,858
Univest Financial Corp.	3,139	102,771
Valley National Bancorp	49,284	575,637
WaFd, Inc.	7,756	248,425
Washington Trust Bancorp, Inc.	1,795	53,042
Webster Financial Corp. (C)	14,613	919,742
WesBanco, Inc.	8,696	289,055
Westamerica BanCorp	1,332	63,710
Western Alliance Bancorp	4,595	386,302
Western New England Bancorp, Inc.	3,609	45,546
Wintrust Financial Corp.	3,477	486,154
WSFS Financial Corp.	4,815	265,981
Zions Bancorp NA	13,627	797,725
		32,064,772
Capital markets – 1.7%
Affiliated Managers Group, Inc.	377	108,682
Diamond Hill Investment Group, Inc.	172	29,154
DigitalBridge Group, Inc.	6,789	104,143
Franklin Resources, Inc.	33,033	789,158
Invesco, Ltd.	38,955	1,023,348
Janus Henderson Group PLC	13,228	629,256
Oppenheimer Holdings, Inc., Class A	817	59,061
Stifel Financial Corp.	1,138	142,500
StoneX Group, Inc. (A)	842	80,099
Victory Capital Holdings, Inc., Class A	924	58,295
Virtus Investment Partners, Inc.	556	90,711
		3,114,407
Consumer finance – 2.2%
Ally Financial, Inc. (C)	24,039	1,088,726
Atlanticus Holdings Corp. (A)	1,012	67,753
Bread Financial Holdings, Inc.	5,224	386,733
Consumer Portfolio Services, Inc. (A)(C)	1,066	9,946
Credit Acceptance Corp. (A)	64	28,381
Encore Capital Group, Inc. (A)	1,035	56,252
Enova International, Inc. (A)	2,138	336,094
EZCORP, Inc., Class A (A)	6,064	117,763
FirstCash Holdings, Inc.	195	31,079
Green Dot Corp., Class A (A)	5,713	73,184
LendingClub Corp. (A)	9,687	183,472
Navient Corp. (C)	11,291	146,783
Nelnet, Inc., Class A	2,752	365,906
NerdWallet, Inc., Class A (A)	2,380	32,249
OneMain Holdings, Inc.	10,668	720,623
Oportun Financial Corp. (A)	1,259	6,660
PRA Group, Inc. (A)	4,305	76,155
PROG Holdings, Inc.	1,807	53,288
Regional Management Corp.	573	22,204
SLM Corp.	5,196	140,604

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
World Acceptance Corp. (A)	247	$34,676
		3,978,531
Financial services – 2.3%
Acacia Research Corp. (A)	5,453	20,394
Alerus Financial Corp.	1,790	40,311
California First Leasing Corp. (A)	141	3,934
Cass Information Systems, Inc.	338	14,034
Enact Holdings, Inc.	5,826	230,943
Essent Group, Ltd.	8,696	565,327
Federal Agricultural Mortgage Corp., Class C	898	157,662
Flywire Corp. (A)	1,868	26,451
Jackson Financial, Inc., Class A	7,265	774,812
Merchants Bancorp	2,523	85,933
MGIC Investment Corp.	21,346	623,730
NMI Holdings, Inc. (A)	7,442	303,559
Onity Group, Inc. (A)	315	14,424
Paysafe, Ltd. (A)(C)	4,562	36,907
PennyMac Financial Services, Inc.	3,750	494,400
Radian Group, Inc.	9,022	324,702
Repay Holdings Corp. (A)	3,834	13,994
The Western Union Company	2,473	23,024
TrustCo Bank Corp. NY	2,163	89,397
Velocity Financial, Inc. (A)	2,333	48,433
Voya Financial, Inc.	2,868	213,637
Walker & Dunlop, Inc.	1,425	85,714
Waterstone Financial, Inc.	3,889	64,363
		4,256,085
Insurance – 5.5%
American Coastal Insurance Corp.	2,809	35,478
American Financial Group, Inc.	2,344	320,378
Assurant, Inc.	1,409	339,358
Assured Guaranty, Ltd.	3,868	347,617
Axis Capital Holdings, Ltd.	4,858	520,243
Brighthouse Financial, Inc. (A)(C)	5,735	371,571
CNO Financial Group, Inc.	9,400	399,218
Donegal Group, Inc., Class A	3,869	77,303
Employers Holdings, Inc.	3,280	141,598
Everest Group, Ltd.	246	83,480
F&G Annuities & Life, Inc.	1,303	40,198
Fidelis Insurance Holdings, Ltd.	2,447	47,888
Fidelity National Financial, Inc.	4,836	263,997
First American Financial Corp.	8,688	533,791
Genworth Financial, Inc. (A)	40,497	365,688
Globe Life, Inc.	4,403	615,804
Greenlight Capital Re, Ltd., Class A (A)	3,417	49,820
Hamilton Insurance Group, Ltd., Class B (A)	2,452	68,411
Heritage Insurance Holdings, Inc. (A)	2,137	62,529
Horace Mann Educators Corp.	4,103	189,477
Investors Title Company	203	50,677
James River Group Holdings, Inc.	2,157	13,719
Kemper Corp.	4,883	197,957
Lincoln National Corp.	8,927	397,519
Mercury General Corp.	3,856	362,695
Octave Specialty Group, Inc. (A)	3,281	25,526
Old Republic International Corp.	9,967	454,894
ProAssurance Corp. (A)	4,655	112,465
Reinsurance Group of America, Inc.	2,571	523,096
RenaissanceRe Holdings, Ltd.	2,743	771,222
RLI Corp.	924	59,118
Safety Insurance Group, Inc.	1,112	86,636
Selective Insurance Group, Inc.	281	23,511
SelectQuote, Inc. (A)	9,833	13,865
SiriusPoint, Ltd. (A)	12,227	267,649
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Stewart Information Services Corp.	2,456	$172,559
The Hanover Insurance Group, Inc.	757	138,357
Tiptree, Inc.	4,589	83,841
United Fire Group, Inc.	2,109	76,662
Universal Insurance Holdings, Inc.	3,446	116,475
Unum Group	9,284	719,510
White Mountains Insurance Group, Ltd.	185	384,436
		9,926,236
		53,340,031
Health care – 7.5%
Biotechnology – 0.6%
Alkermes PLC (A)	3,076	86,066
Allogene Therapeutics, Inc. (A)	4,442	6,086
Anika Therapeutics, Inc. (A)	1,585	15,232
Arcturus Therapeutics Holdings, Inc. (A)	768	4,708
BioMarin Pharmaceutical, Inc. (A)	1,385	82,311
BioNTech SE, ADR (A)	364	34,653
CareDx, Inc. (A)	1,713	32,273
Catalyst Pharmaceuticals, Inc. (A)	1,492	34,823
CRISPR Therapeutics AG (A)(C)	367	19,245
Cullinan Therapeutics, Inc. (A)	1,880	19,458
Day One Biopharmaceuticals, Inc. (A)	2,917	27,186
Dynavax Technologies Corp. (A)	2,865	44,064
Emergent BioSolutions, Inc. (A)	2,676	33,075
Intellia Therapeutics, Inc. (A)(C)	1,569	14,105
iTeos Therapeutics, Inc. (A)(B)	1,538	158
Janux Therapeutics, Inc. (A)	869	11,992
Kodiak Sciences, Inc. (A)	1,185	33,133
Monte Rosa Therapeutics, Inc. (A)	1,969	30,874
Myriad Genetics, Inc. (A)	781	4,803
Nkarta, Inc. (A)	2,121	3,924
Organogenesis Holdings, Inc. (A)	6,172	31,971
PDL BioPharma, Inc. (A)(B)	5,434	869
Prothena Corp. PLC (A)	973	9,292
REGENXBIO, Inc. (A)	1,845	26,568
Relay Therapeutics, Inc. (A)	3,430	29,018
Sage Therapeutics, Inc. (A)(B)	2,478	446
Vanda Pharmaceuticals, Inc. (A)	4,716	41,595
Veracyte, Inc. (A)	7,060	297,226
Vir Biotechnology, Inc. (A)	5,512	33,237
Voyager Therapeutics, Inc. (A)	1,361	5,349
Xencor, Inc. (A)	2,288	35,029
		1,048,769
Health care equipment and supplies – 1.5%
Acme United Corp. (C)	733	29,547
Align Technology, Inc. (A)	1,056	164,894
AngioDynamics, Inc. (A)	2,371	30,444
Avanos Medical, Inc. (A)	5,595	62,832
CONMED Corp.	1,313	53,308
Dentsply Sirona, Inc.	4,688	53,584
Enovis Corp. (A)	6,058	161,385
Envista Holdings Corp. (A)	15,329	332,793
FONAR Corp. (A)	463	8,593
Globus Medical, Inc., Class A (A)	1,225	106,955
Haemonetics Corp. (A)	335	26,850
ICU Medical, Inc. (A)	1,490	212,578
Inogen, Inc. (A)	1,678	11,276
Integer Holdings Corp. (A)	1,801	141,252
Integra LifeSciences Holdings Corp. (A)	5,794	71,961
Kewaunee Scientific Corp. (A)	83	3,105
LivaNova PLC (A)	2,219	136,535
Neogen Corp. (A)	19,887	139,010
Omnicell, Inc. (A)	3,918	177,485
OraSure Technologies, Inc. (A)	4,040	9,777

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Orthofix Medical, Inc. (A)	2,456	$37,233
OrthoPediatrics Corp. (A)	1,896	33,673
QuidelOrtho Corp. (A)	5,901	168,533
STAAR Surgical Company (A)	1,695	39,138
Tactile Systems Technology, Inc. (A)	1,515	43,935
Teleflex, Inc.	968	118,135
The Cooper Companies, Inc. (A)	3,612	296,040
Utah Medical Products, Inc.	289	16,172
Varex Imaging Corp. (A)	4,007	46,682
		2,733,705
Health care providers and services – 1.5%
Acadia Healthcare Company, Inc. (A)(C)	8,305	117,848
AdaptHealth Corp. (A)	10,001	99,610
Addus HomeCare Corp. (A)	1,732	185,999
Astrana Health, Inc. (A)	1,776	44,063
BrightSpring Health Services, Inc. (A)	1,612	60,369
Castle Biosciences, Inc. (A)	2,492	96,939
Cross Country Healthcare, Inc. (A)	3,819	30,934
Enhabit, Inc. (A)	5,906	54,453
Fulgent Genetics, Inc. (A)	2,590	68,039
Henry Schein, Inc. (A)	2,034	153,730
LifeStance Health Group, Inc. (A)	7,345	51,709
Molina Healthcare, Inc. (A)	1,599	277,490
National HealthCare Corp.	1,373	188,225
NeoGenomics, Inc. (A)	2,587	30,423
OPKO Health, Inc. (A)	8,398	10,581
Pediatrix Medical Group, Inc. (A)	7,834	167,569
Select Medical Holdings Corp.	8,695	129,121
Strata Critical Medical, Inc. (A)	5,674	27,292
Surgery Partners, Inc. (A)(C)	5,297	81,839
Tenet Healthcare Corp. (A)	109	21,660
The Pennant Group, Inc. (A)	2,698	75,949
Universal Health Services, Inc., Class B	3,407	742,794
US Physical Therapy, Inc.	1,139	88,945
		2,805,581
Health care technology – 0.2%
American Well Corp., Class A (A)	478	2,347
Certara, Inc. (A)	9,929	87,474
Definitive Healthcare Corp. (A)	1,330	3,817
Evolent Health, Inc., Class A (A)	1,381	5,524
GoodRx Holdings, Inc., Class A (A)	3,210	8,699
Health Catalyst, Inc. (A)	2,468	5,899
HealthStream, Inc.	2,711	62,543
Simulations Plus, Inc. (A)	940	17,136
Teladoc Health, Inc. (A)	14,948	104,636
TruBridge, Inc. (A)	1,067	23,549
		321,624
Life sciences tools and services – 1.8%
Avantor, Inc. (A)	28,030	321,224
Azenta, Inc. (A)(C)	3,074	102,241
Bio-Rad Laboratories, Inc., Class A (A)	1,612	488,420
Charles River Laboratories International, Inc. (A)	2,435	485,734
CryoPort, Inc. (A)	3,000	28,800
Cytek Biosciences, Inc. (A)	6,288	31,754
ICON PLC (A)	4,952	902,353
MaxCyte, Inc. (A)	3,699	5,733
Mesa Laboratories, Inc.	246	19,311
OmniAb, Inc. (A)	6,457	11,945
OmniAb, Inc., $12.50 Earnout Shares (A)	240	182
OmniAb, Inc., $15.00 Earnout Shares (A)	240	156
Personalis, Inc. (A)(C)	1,146	9,122
Quanterix Corp. (A)	851	5,412
Revvity, Inc.	7,835	758,036
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Seer, Inc. (A)	2,095	$3,834
		3,174,257
Pharmaceuticals – 1.9%
Amphastar Pharmaceuticals, Inc. (A)	3,557	95,256
Atea Pharmaceuticals, Inc. (A)	2,800	9,996
Cumberland Pharmaceuticals, Inc. (A)	956	3,805
Elanco Animal Health, Inc. (A)(C)	38,843	879,017
Harmony Biosciences Holdings, Inc. (A)	2,122	79,405
Innoviva, Inc. (A)	7,085	141,629
Jazz Pharmaceuticals PLC (A)	2,444	415,480
Neumora Therapeutics, Inc. (A)	5,323	9,528
Nuvation Bio, Inc. (A)	2,597	23,269
Organon & Company	1,289	9,242
Pacira BioSciences, Inc. (A)	3,165	81,910
Perrigo Company PLC	13,161	183,201
Pliant Therapeutics, Inc. (A)	1,976	2,411
Prestige Consumer Healthcare, Inc. (A)	3,587	221,282
SIGA Technologies, Inc.	3,721	22,735
Supernus Pharmaceuticals, Inc. (A)	5,048	250,886
Terns Pharmaceuticals, Inc. (A)	800	32,320
Viatris, Inc.	85,856	1,068,907
		3,530,279
		13,614,215
Industrials – 16.1%
Aerospace and defense – 0.7%
AAR Corp. (A)	3,420	283,142
AerSale Corp. (A)	2,933	20,854
Ducommun, Inc. (A)	1,030	97,984
Huntington Ingalls Industries, Inc.	703	239,069
Mercury Systems, Inc. (A)	797	58,189
National Presto Industries, Inc.	744	79,429
Park Aerospace Corp.	2,083	44,451
Textron, Inc.	2,448	213,392
V2X, Inc. (A)	2,053	111,991
VSE Corp. (C)	821	141,844
		1,290,345
Air freight and logistics – 0.3%
GXO Logistics, Inc. (A)	3,808	200,453
Hub Group, Inc., Class A	5,858	249,609
Radiant Logistics, Inc. (A)	3,764	23,826
		473,888
Building products – 1.9%
American Woodmark Corp. (A)(C)	2,154	116,101
Apogee Enterprises, Inc.	2,485	90,479
AZZ, Inc.	1,776	190,352
Builders FirstSource, Inc. (A)	6,503	669,094
Fortune Brands Innovations, Inc.	8,853	442,827
Gibraltar Industries, Inc. (A)	2,835	140,162
Hayward Holdings, Inc. (A)	13,257	204,821
Insteel Industries, Inc.	1,689	53,491
Janus International Group, Inc. (A)	5,808	37,984
JELD-WEN Holding, Inc. (A)	4,097	10,079
Masterbrand, Inc. (A)	11,236	124,045
Owens Corning	5,214	583,499
Quanex Building Products Corp.	2,029	31,206
Resideo Technologies, Inc. (A)	13,667	479,985
UFP Industries, Inc.	2,310	210,326
		3,384,451
Commercial services and supplies – 1.1%
ABM Industries, Inc.	5,820	246,186
ACCO Brands Corp.	8,323	31,045
Brady Corp., Class A	2,040	159,875
BrightView Holdings, Inc. (A)	8,678	109,950

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Civeo Corp.	673	$15,392
Deluxe Corp.	4,579	102,249
Ennis, Inc.	3,253	58,587
Enviri Corp. (A)	6,918	123,971
Healthcare Services Group, Inc. (A)	4,919	94,051
HNI Corp.	4,021	169,043
Interface, Inc.	5,284	147,529
MillerKnoll, Inc.	5,808	106,170
Montrose Environmental Group, Inc. (A)	393	9,758
NL Industries, Inc.	3,260	17,832
OPENLANE, Inc. (A)	10,424	310,427
UniFirst Corp.	1,266	244,211
Vestis Corp.	8,348	55,681
Virco Manufacturing Corp.	1,200	7,668
		2,009,625
Construction and engineering – 0.5%
Ameresco, Inc., Class A (A)	2,658	77,853
Arcosa, Inc.	2,760	293,443
Bowman Consulting Group, Ltd. (A)	1,047	34,572
Concrete Pumping Holdings, Inc.	3,671	24,632
Great Lakes Dredge & Dock Corp. (A)	9,208	120,809
Matrix Service Company (A)	1,100	12,870
NWPX Infrastructure, Inc. (A)	1,306	81,612
Orion Group Holdings, Inc. (A)	4,226	42,006
Primoris Services Corp.	207	25,697
Tutor Perini Corp.	2,020	135,380
		848,874
Electrical equipment – 1.3%
Allient, Inc.	1,380	74,175
Atkore, Inc.	2,996	189,497
EnerSys	2,561	375,827
Generac Holdings, Inc. (A)	659	89,868
LSI Industries, Inc.	3,947	72,309
Preformed Line Products Company	600	124,026
Regal Rexnord Corp.	5,343	749,730
Sensata Technologies Holding PLC	13,006	432,970
Shoals Technologies Group, Inc., Class A (A)	4,351	36,984
Thermon Group Holdings, Inc. (A)	3,785	140,651
Ultralife Corp. (A)	1,984	11,348
		2,297,385
Ground transportation – 1.7%
ArcBest Corp.	2,127	157,802
Covenant Logistics Group, Inc.	2,928	64,533
FTAI Infrastructure, Inc.	2,333	10,755
Heartland Express, Inc.	8,010	72,330
Knight-Swift Transportation Holdings, Inc.	15,126	790,787
Marten Transport, Ltd.	7,224	82,209
PAMT Corp. (A)	2,085	25,187
Ryder System, Inc.	3,502	670,248
Saia, Inc. (A)	809	264,155
Schneider National, Inc., Class B	8,309	220,438
U-Haul Holding Company (A)(C)	1,626	81,967
U-Haul Holding Company, Series N	9,368	437,860
Universal Logistics Holdings, Inc. (C)	1,998	30,350
Werner Enterprises, Inc.	6,648	199,506
		3,108,127
Machinery – 3.7%
3D Systems Corp. (A)(C)	5,104	9,034
Aebi Schmidt Holding AG	3,018	38,178
AGCO Corp.	5,423	565,727
Alamo Group, Inc.	1,176	197,415
Albany International Corp., Class A	1,243	63,020
Astec Industries, Inc.	2,815	121,946
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Chart Industries, Inc. (A)	1,024	$211,180
CNH Industrial NV	63,809	588,319
Columbus McKinnon Corp.	2,178	37,571
Commercial Vehicle Group, Inc. (A)	2,492	3,588
Douglas Dynamics, Inc.	2,021	65,986
Enpro, Inc. (C)	1,197	256,314
Flowserve Corp.	2,281	158,256
Gates Industrial Corp. PLC (A)(C)	10,297	221,077
Gencor Industries, Inc. (A)	1,462	18,948
Helios Technologies, Inc. (C)	2,995	160,203
Hillenbrand, Inc.	797	25,281
Hillman Solutions Corp. (A)	17,806	154,200
Hurco Companies, Inc. (A)	1,054	16,284
Hyster-Yale, Inc.	1,090	32,384
IDEX Corp.	888	158,011
Kennametal, Inc.	8,328	236,598
LB Foster Company, Class A (A)	1,699	45,788
Lindsay Corp.	100	11,787
Luxfer Holdings PLC	1,836	24,841
Mayville Engineering Company, Inc. (A)	1,796	33,621
Miller Industries, Inc.	1,781	66,556
Mueller Industries, Inc.	3,199	367,245
NN, Inc. (A)	2,376	3,041
Oshkosh Corp.	3,356	421,614
Park-Ohio Holdings Corp.	749	15,684
Perma-Pipe International Holdings, Inc. (A)	1,100	33,396
Proto Labs, Inc. (A)	2,456	124,249
Standex International Corp.	449	97,559
Stanley Black & Decker, Inc.	8,593	638,288
Tennant Company	353	26,016
Terex Corp. (C)	5,797	309,444
The Eastern Company	1,145	22,545
The Gorman-Rupp Company	1,854	88,529
The Greenbrier Companies, Inc.	3,130	146,296
The Manitowoc Company, Inc. (A)	4,590	55,034
The Middleby Corp. (A)	230	34,194
The Timken Company	2,200	185,086
Titan International, Inc. (A)	8,125	63,619
Trinity Industries, Inc.	8,335	220,377
Twin Disc, Inc.	1,650	27,522
Worthington Enterprises, Inc.	3,821	197,049
		6,598,900
Marine transportation – 0.5%
Costamare Bulkers Holdings, Ltd. (A)	1,918	29,556
Costamare, Inc. (C)	11,608	183,290
Genco Shipping & Trading, Ltd.	5,252	96,794
Kirby Corp. (A)(C)	1,890	208,240
Matson, Inc.	2,873	354,959
Pangaea Logistics Solutions, Ltd.	4,289	29,508
		902,347
Passenger airlines – 0.8%
Alaska Air Group, Inc. (A)	11,606	583,782
Allegiant Travel Company (A)(C)	1,947	166,021
Copa Holdings SA, Class A	1,954	235,672
Frontier Group Holdings, Inc. (A)(C)	8,017	37,760
JetBlue Airways Corp. (A)	5,299	24,110
SkyWest, Inc. (A)	3,517	353,142
Sun Country Airlines Holdings, Inc. (A)	7,681	110,530
		1,511,017
Professional services – 1.4%
Alight, Inc., Class A	47,117	91,878
Amentum Holdings, Inc. (A)	4,067	117,943
Asure Software, Inc. (A)	1,391	13,103
BGSF, Inc.	800	3,704

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
CACI International, Inc., Class A (A)	516	$274,930
Clarivate PLC (A)(C)	55,199	184,365
Concentrix Corp. (C)	5,815	241,788
Conduent, Inc. (A)	14,444	27,732
First Advantage Corp. (A)(C)	1,878	27,287
FTI Consulting, Inc. (A)	815	139,226
Genpact, Ltd.	5,909	276,423
IBEX Holdings, Ltd. (A)	874	33,369
ICF International, Inc.	1,410	120,273
Kelly Services, Inc., Class A	4,561	40,137
Korn Ferry	4,161	274,709
ManpowerGroup, Inc.	3,818	113,509
Maximus, Inc.	2,940	253,781
Mistras Group, Inc. (A)	2,232	28,235
Resources Connection, Inc.	4,120	20,765
Robert Half, Inc.	3,575	97,097
Science Applications International Corp.	1,389	139,817
TIC Solutions, Inc. (A)	3,263	32,989
TrueBlue, Inc. (A)	3,219	14,646
TTEC Holdings, Inc. (A)(C)	1,300	4,680
Willdan Group, Inc. (A)	202	20,939
		2,593,325
Trading companies and distributors – 2.2%
Air Lease Corp.	11,269	723,808
BlueLinx Holdings, Inc. (A)	1,193	73,286
Boise Cascade Company	3,402	250,387
Custom Truck One Source, Inc. (A)	9,674	55,722
Distribution Solutions Group, Inc. (A)	2,214	60,641
DNOW, Inc. (A)	16,642	220,507
DXP Enterprises, Inc. (A)	1,295	142,178
GATX Corp.	1,237	209,795
Global Industrial, Inc.	1,726	50,434
Herc Holdings, Inc.	1,149	170,489
Hudson Technologies, Inc. (A)	2,645	18,118
McGrath RentCorp	1,388	145,643
MSC Industrial Direct Company, Inc., Class A	1,510	126,991
NPK International, Inc. (A)	8,462	100,867
Rush Enterprises, Inc., Class A	5,847	315,387
Rush Enterprises, Inc., Class B	1,275	71,732
Titan Machinery, Inc. (A)	3,843	57,799
Transcat, Inc. (A)	442	25,075
WESCO International, Inc.	4,309	1,054,154
Willis Lease Finance Corp.	650	88,166
		3,961,179
		28,979,463
Information technology – 6.6%
Communications equipment – 0.6%
Aviat Networks, Inc. (A)	829	17,724
Clearfield, Inc. (A)	468	13,642
Comtech Telecommunications Corp. (A)	2,706	14,315
Digi International, Inc. (A)	3,664	158,615
Harmonic, Inc. (A)	4,330	42,824
KVH Industries, Inc. (A)	910	6,343
NETGEAR, Inc. (A)	3,142	77,073
NetScout Systems, Inc. (A)	8,322	225,193
Optical Cable Corp. (A)	931	4,143
Ribbon Communications, Inc. (A)	8,541	24,598
Viasat, Inc. (A)	11,656	401,666
Viavi Solutions, Inc. (A)	1,783	31,773
		1,017,909
Electronic equipment, instruments and components – 3.2%
Arrow Electronics, Inc. (A)	4,682	515,863
Avnet, Inc.	9,370	450,510
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Bel Fuse, Inc., Class B	187	$31,721
Benchmark Electronics, Inc.	4,113	175,872
Crane NXT Company	2,405	113,203
CTS Corp.	2,507	107,475
Daktronics, Inc. (A)	5,234	103,476
ePlus, Inc.	2,645	231,967
Insight Enterprises, Inc. (A)	1,140	92,876
IPG Photonics Corp. (A)(C)	3,031	217,020
Key Tronic Corp. (A)	1,900	5,301
Kimball Electronics, Inc. (A)(C)	3,382	94,087
Knowles Corp. (A)(C)	9,130	195,656
Littelfuse, Inc.	78	19,728
Methode Electronics, Inc.	2,971	19,727
Mirion Technologies, Inc. (A)	1,787	41,852
PC Connection, Inc.	2,791	161,208
Plexus Corp. (A)	2,482	364,854
Powerfleet, Inc. (A)(C)	9,661	51,397
RF Industries, Ltd. (A)	120	694
Richardson Electronics, Ltd.	1,461	15,896
Rogers Corp. (A)	829	75,912
Sanmina Corp. (A)	2,774	416,294
ScanSource, Inc. (A)	3,273	127,843
SmartRent, Inc. (A)	4,300	8,686
TD SYNNEX Corp.	7,604	1,142,349
TTM Technologies, Inc. (A)	11,374	784,806
Vishay Intertechnology, Inc. (C)	12,027	174,271
Vishay Precision Group, Inc. (A)	1,686	64,911
		5,805,455
IT services – 0.9%
Akamai Technologies, Inc. (A)	8,387	731,766
Amdocs, Ltd.	4,951	398,605
ASGN, Inc. (A)	3,833	184,636
DXC Technology Company (A)	16,462	241,168
EPAM Systems, Inc. (A)	273	55,932
Fastly, Inc., Class A (A)	2,551	25,969
Globant SA (A)	157	10,263
Grid Dynamics Holdings, Inc. (A)	2,685	24,246
Information Services Group, Inc.	4,400	25,432
		1,698,017
Semiconductors and semiconductor equipment – 1.4%
Alpha & Omega Semiconductor, Ltd. (A)	3,319	65,749
Amkor Technology, Inc.	23,333	921,187
Amtech Systems, Inc. (A)	2,404	30,170
Axcelis Technologies, Inc. (A)	415	33,341
CEVA, Inc. (A)	1,160	24,963
Cirrus Logic, Inc. (A)	1,079	127,862
Cohu, Inc. (A)	3,154	73,394
Diodes, Inc. (A)	3,447	170,075
Ichor Holdings, Ltd. (A)	4,254	78,401
Indie Semiconductor, Inc., Class A (A)(C)	5,849	20,647
Kulicke & Soffa Industries, Inc.	2,477	112,852
Magnachip Semiconductor Corp. (A)	2,526	6,441
MKS, Inc.	562	89,808
Penguin Solutions, Inc. (A)(C)	4,457	87,179
Photronics, Inc. (A)	6,900	220,800
Qorvo, Inc. (A)	975	82,397
Skyworks Solutions, Inc.	1,789	113,440
Synaptics, Inc. (A)	1,002	74,168
Ultra Clean Holdings, Inc. (A)	2,226	56,385
Veeco Instruments, Inc. (A)	3,352	95,800
		2,485,059
Software – 0.4%
ACI Worldwide, Inc. (A)	1,170	55,938

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
BILL Holdings, Inc. (A)	514	$28,034
Cerence, Inc. (A)	2,124	22,706
Cipher Mining, Inc. (A)	1,931	28,502
CleanSpark, Inc. (A)(C)	10,298	104,216
Consensus Cloud Solutions, Inc. (A)	218	4,757
Daily Journal Corp. (A)	41	19,980
LiveRamp Holdings, Inc. (A)	5,657	166,146
Mitek Systems, Inc. (A)	3,339	35,226
N-able, Inc. (A)	9,627	72,010
NCino, Inc. (A)	4,022	103,124
NCR Voyix Corp. (A)	5,833	59,497
ON24, Inc. (A)	2,666	21,221
OneSpan, Inc.	2,351	30,187
Riot Platforms, Inc. (A)	2,091	26,493
Xperi, Inc. (A)	3,587	21,020
		799,057
Technology hardware, storage and peripherals – 0.1%
AstroNova, Inc. (A)	1,439	12,447
Corsair Gaming, Inc. (A)	3,313	19,679
Diebold Nixdorf, Inc. (A)	1,163	78,956
Xerox Holdings Corp. (C)	18,434	43,689
		154,771
		11,960,268
Materials – 7.3%
Chemicals – 3.1%
AdvanSix, Inc.	2,915	50,430
Alto Ingredients, Inc. (A)	3,300	9,504
American Vanguard Corp. (A)	2,933	11,204
Arq, Inc. (A)	1,736	5,677
Ashland, Inc.	4,854	284,784
Avient Corp.	8,252	257,792
Axalta Coating Systems, Ltd. (A)	16,139	521,451
Cabot Corp.	2,316	153,504
Celanese Corp.	1,769	74,793
CF Industries Holdings, Inc.	11,242	869,456
Core Molding Technologies, Inc. (A)	1,000	20,050
Eastman Chemical Company	7,299	465,895
Ecovyst, Inc. (A)	11,000	107,030
Element Solutions, Inc. (C)	10,461	261,420
Flotek Industries, Inc. (A)	1,893	32,616
FMC Corp.	870	12,067
HB Fuller Company	2,951	175,466
Huntsman Corp.	10,949	109,490
Innospec, Inc.	1,905	145,809
Intrepid Potash, Inc. (A)	1,117	30,974
Koppers Holdings, Inc.	2,301	62,311
Kronos Worldwide, Inc.	5,645	24,951
LSB Industries, Inc. (A)	6,523	55,446
Mativ Holdings, Inc.	4,760	57,834
Minerals Technologies, Inc.	2,920	177,974
Olin Corp. (C)	9,448	196,802
Orion SA	4,191	22,128
Perimeter Solutions, Inc. (A)	6,164	169,695
Quaker Chemical Corp.	1,427	195,941
Rayonier Advanced Materials, Inc. (A)	4,555	26,829
Solstice Advanced Materials, Inc. (A)	1,777	86,327
Stepan Company	1,951	92,399
The Mosaic Company	25,732	619,884
Tronox Holdings PLC	11,977	49,944
Westlake Corp.	1,412	104,403
		5,542,280
Containers and packaging – 1.6%
AptarGroup, Inc.	2,751	335,512
Ball Corp.	20,004	1,059,612
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Graphic Packaging Holding Company	23,338	$351,470
Greif, Inc., Class A	2,525	170,943
Greif, Inc., Class B	1,013	75,661
Myers Industries, Inc.	4,005	74,974
O-I Glass, Inc. (A)	11,675	172,323
Ranpak Holdings Corp. (A)	4,753	25,714
Silgan Holdings, Inc.	7,724	311,818
Sonoco Products Company	4,787	208,905
TriMas Corp.	3,876	137,404
		2,924,336
Metals and mining – 2.5%
Alcoa Corp.	23,981	1,274,337
Alpha Metallurgical Resources, Inc. (A)	1,317	263,242
Ampco-Pittsburgh Corp. (A)	1,644	8,763
Ascent Industries Company (A)	2,209	35,764
Caledonia Mining Corp. PLC	1,040	27,217
Century Aluminum Company (A)	1,035	40,551
Coeur Mining, Inc. (A)	6,632	118,249
Commercial Metals Company	11,570	800,875
Compass Minerals International, Inc. (A)	1,647	32,347
Friedman Industries, Inc.	1,511	30,960
Hecla Mining Company	41,970	805,404
Kaiser Aluminum Corp.	535	61,450
Materion Corp.	1,671	207,739
McEwen, Inc. (A)	1,777	32,892
Metallus, Inc. (A)	5,092	87,379
Nexa Resources SA	900	7,965
Olympic Steel, Inc.	1,697	72,606
Ramaco Resources, Inc., Class A (A)	1,111	19,998
Ramaco Resources, Inc., Class B	1	12
Reliance, Inc.	514	148,479
Ryerson Holding Corp.	2,583	64,988
SunCoke Energy, Inc.	7,778	56,002
Tredegar Corp. (A)	1,654	11,876
Warrior Met Coal, Inc.	1,878	165,583
Worthington Steel, Inc.	4,445	153,886
		4,528,564
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	1,597	27,788
Louisiana-Pacific Corp.	177	14,295
Mercer International, Inc.	7,458	14,767
Resolute Forest Products, Inc. (A)(B)	7,541	10,708
Sylvamo Corp.	1,762	84,840
		152,398
		13,147,578
Real estate – 1.0%
Real estate management and development – 1.0%
Anywhere Real Estate, Inc. (A)	9,125	129,210
Cushman & Wakefield, Ltd. (A)(C)	20,427	330,713
Douglas Elliman, Inc. (A)	6,219	14,739
Five Point Holdings LLC, Class A (A)	4,575	25,574
Forestar Group, Inc. (A)	4,423	108,938
FRP Holdings, Inc. (A)	1,862	42,435
Howard Hughes Holdings, Inc. (A)	3,339	266,352
Jones Lang LaSalle, Inc. (A)	1,530	514,799
Kennedy-Wilson Holdings, Inc.	11,933	115,392
Marcus & Millichap, Inc.	3,071	83,808
Newmark Group, Inc., Class A	8,103	140,506
RE/MAX Holdings, Inc., Class A (A)	2,193	16,645
Seaport Entertainment Group, Inc. (A)	841	16,627
Stratus Properties, Inc. (A)	1,025	24,785
Tejon Ranch Company (A)	1,556	24,538

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
The RMR Group, Inc., Class A	440	$6,556
		1,861,617
Utilities – 0.5%
Electric utilities – 0.0%
Genie Energy, Ltd., B Shares	1,000	13,780
Gas utilities – 0.4%
MDU Resources Group, Inc.	16,237	316,946
New Jersey Resources Corp.	6,797	313,478
		630,424
Independent power and renewable electricity producers – 0.1%
Hallador Energy Company (A)	1,635	31,130
Montauk Renewables, Inc. (A)	2,000	3,340
Ormat Technologies, Inc.	1,772	195,753
		230,223
		874,427
TOTAL COMMON STOCKS (Cost $156,099,691)		$180,047,399
SHORT-TERM INVESTMENTS – 6.7%
Short-term funds – 6.7%
John Hancock Collateral Trust, 3.7477% (D)(E)	1,147,113	11,475,949
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.7239% (D)	586,489	586,489
TOTAL SHORT-TERM INVESTMENTS (Cost $12,062,656)		$12,062,438
Total Investments (Small Cap Opportunities Trust) (Cost $168,162,347) – 106.4%		$192,109,837
Other assets and liabilities, net – (6.4%)		(11,625,783)
TOTAL NET ASSETS – 100.0%		$180,484,054
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	All or a portion of this security is on loan as of 12-31-25.
(D)	The rate shown is the annualized seven-day yield as of 12-31-25.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.7%
Communication services – 1.1%
Interactive media and services – 1.1%
CarGurus, Inc. (A)	74,542	$2,858,686
Consumer discretionary – 8.7%
Automobile components – 0.6%
Visteon Corp.	16,769	1,594,732
Broadline retail – 0.8%
Ollie's Bargain Outlet Holdings, Inc. (A)	20,124	2,205,792
Diversified consumer services – 0.5%
Stride, Inc. (A)	20,312	1,318,858
Hotels, restaurants and leisure – 2.7%
Genius Sports, Ltd. (A)	359,795	3,964,941
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Life Time Group Holdings, Inc. (A)	100,781	$2,678,759
Wingstop, Inc. (B)	2,524	601,949
		7,245,649
Household durables – 1.6%
Champion Homes, Inc. (A)	50,000	4,225,000
Specialty retail – 2.5%
Boot Barn Holdings, Inc. (A)	18,126	3,198,695
Five Below, Inc. (A)	17,868	3,365,616
		6,564,311
		23,154,342
Consumer staples – 2.1%
Beverages – 1.8%
The Vita Coco Company, Inc. (A)	89,111	4,723,774
Personal care products – 0.3%
Oddity Tech, Ltd., Class A (A)	20,975	842,776
		5,566,550
Energy – 1.7%
Energy equipment and services – 0.6%
Cactus, Inc., Class A	34,301	1,566,870
Oil, gas and consumable fuels – 1.1%
Viper Energy, Inc., Class A	78,104	3,017,158
		4,584,028
Financials – 8.2%
Banks – 3.2%
Cadence Bank (B)	104,354	4,470,525
Seacoast Banking Corp. of Florida	128,306	4,031,375
		8,501,900
Capital markets – 1.4%
PJT Partners, Inc., Class A	21,234	3,550,325
Consumer finance – 0.4%
Dave, Inc. (A)	4,646	1,028,671
Financial services – 1.1%
HA Sustainable Infrastructure Capital, Inc.	95,430	2,999,365
Insurance – 2.1%
Beazley PLC	77,055	861,675
SiriusPoint, Ltd. (A)	212,742	4,656,922
		5,518,597
		21,598,858
Health care – 29.2%
Biotechnology – 15.0%
Akero Therapeutics, Inc. (A)(C)	25,401	16,511
Amicus Therapeutics, Inc. (A)	124,332	1,770,488
Apellis Pharmaceuticals, Inc. (A)	35,572	893,569
Apogee Therapeutics, Inc. (A)	24,757	1,868,658
Avidity Biosciences, Inc. (A)	46,157	3,329,304
BridgeBio Pharma, Inc. (A)	19,128	1,463,101
Celcuity, Inc. (A)	16,037	1,599,530
Celldex Therapeutics, Inc. (A)	52,993	1,439,290
CG Oncology, Inc. (A)(B)	35,637	1,479,648
Cogent Biosciences, Inc. (A)	23,043	818,487
Cytokinetics, Inc. (A)	18,971	1,205,417
Disc Medicine, Inc. (A)	31,459	2,498,159
Insmed, Inc. (A)	18,130	3,155,345
Kymera Therapeutics, Inc. (A)(B)	23,837	1,854,757
Mineralys Therapeutics, Inc. (A)	30,244	1,097,555
Nuvalent, Inc., Class A (A)	14,413	1,449,804
Protagonist Therapeutics, Inc. (A)	27,444	2,396,959
PTC Therapeutics, Inc. (A)	31,207	2,370,484
REVOLUTION Medicines, Inc. (A)	57,094	4,547,537
Scholar Rock Holding Corp. (A)	30,440	1,340,882

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Soleno Therapeutics, Inc. (A)	16,479	$762,978
Vaxcyte, Inc. (A)	33,796	1,559,347
Viridian Therapeutics, Inc. (A)(B)	24,380	758,706
		39,676,516
Health care equipment and supplies – 2.5%
Glaukos Corp. (A)	17,389	1,963,392
Inspire Medical Systems, Inc. (A)	7,864	725,297
Lantheus Holdings, Inc. (A)	11,427	760,467
TransMedics Group, Inc. (A)	24,630	2,996,240
		6,445,396
Health care providers and services – 8.2%
Alignment Healthcare, Inc. (A)	243,391	4,806,972
GeneDx Holdings Corp. (A)	23,529	3,060,182
Guardian Pharmacy Services, Inc., Class A (A)	63,446	1,909,090
HealthEquity, Inc. (A)	37,959	3,477,424
Hims & Hers Health, Inc. (A)(B)	26,733	868,021
Hinge Health, Inc., Class A (A)	36,535	1,697,051
PACS Group, Inc. (A)	79,362	3,046,707
The Ensign Group, Inc.	16,390	2,855,138
		21,720,585
Life sciences tools and services – 0.4%
Adaptive Biotechnologies Corp. (A)	70,450	1,144,108
Pharmaceuticals – 3.1%
Axsome Therapeutics, Inc. (A)	15,377	2,808,455
Crinetics Pharmaceuticals, Inc. (A)(B)	48,062	2,237,286
Structure Therapeutics, Inc., ADR (A)	38,528	2,679,622
Terns Pharmaceuticals, Inc. (A)	13,301	537,360
		8,262,723
		77,249,328
Industrials – 23.1%
Aerospace and defense – 2.9%
Curtiss-Wright Corp.	7,390	4,073,885
Kratos Defense & Security Solutions, Inc. (A)	14,344	1,088,853
StandardAero, Inc. (A)	65,773	1,886,370
Voyager Technologies, Inc., Class A (A)(B)	23,014	601,586
		7,650,694
Building products – 3.5%
Modine Manufacturing Company (A)	25,983	3,468,990
Zurn Elkay Water Solutions Corp. (B)	123,691	5,750,395
		9,219,385
Commercial services and supplies – 1.4%
Casella Waste Systems, Inc., Class A (A)	38,639	3,784,304
Construction and engineering – 2.4%
Ameresco, Inc., Class A (A)	143,389	4,199,864
Comfort Systems USA, Inc.	2,228	2,079,370
		6,279,234
Electrical equipment – 4.1%
Acuity, Inc.	13,068	4,705,003
Bloom Energy Corp., Class A (A)	12,579	1,092,989
Nextpower, Inc., Class A (A)	58,096	5,060,743
		10,858,735
Professional services – 4.3%
ExlService Holdings, Inc. (A)	101,285	4,298,535
TriNet Group, Inc.	22,632	1,338,230
Verra Mobility Corp. (A)	252,580	5,660,318
		11,297,083
Trading companies and distributors – 4.5%
Applied Industrial Technologies, Inc.	15,580	4,000,477
DXP Enterprises, Inc. (A)	26,113	2,866,946
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Rush Enterprises, Inc., Class A	40,315	$2,174,591
Xometry, Inc., Class A (A)	49,297	2,931,693
		11,973,707
		61,063,142
Information technology – 19.0%
Communications equipment – 1.2%
Calix, Inc. (A)	61,630	3,262,076
Electronic equipment, instruments and components – 2.6%
Fabrinet (A)	6,123	2,787,679
OSI Systems, Inc. (A)	7,085	1,807,100
Sanmina Corp. (A)	14,126	2,119,889
		6,714,668
Semiconductors and semiconductor equipment – 6.2%
Credo Technology Group Holding, Ltd. (A)	25,859	3,720,852
MKS, Inc.	25,850	4,130,830
SiTime Corp. (A)	21,792	7,696,713
Universal Display Corp.	7,089	827,853
		16,376,248
Software – 8.7%
Agilysys, Inc. (A)	19,495	2,316,786
Amplitude, Inc., Class A (A)	182,016	2,107,745
AvePoint, Inc. (A)	216,420	3,006,074
Clearwater Analytics Holdings, Inc., Class A (A)	83,996	2,025,984
CommVault Systems, Inc. (A)	14,719	1,845,174
CyberArk Software, Ltd. (A)	5,918	2,639,783
Freshworks, Inc., Class A (A)	190,820	2,337,545
Intapp, Inc. (A)	67,949	3,113,423
Rubrik, Inc., Class A (A)	35,384	2,706,168
ServiceTitan, Inc., Class A (A)	9,752	1,038,588
		23,137,270
Technology hardware, storage and peripherals – 0.3%
IonQ, Inc. (A)(B)	19,597	879,317
		50,369,579
Materials – 2.2%
Chemicals – 0.8%
Cabot Corp.	33,935	2,249,212
Construction materials – 1.1%
James Hardie Industries PLC (A)	139,262	2,889,687
Metals and mining – 0.3%
MP Materials Corp. (A)(B)	15,777	797,054
		5,935,953
Real estate – 3.4%
Health care REITs – 2.0%
American Healthcare REIT, Inc.	111,302	5,237,872
Retail REITs – 1.4%
Phillips Edison & Company, Inc.	107,963	3,840,244
		9,078,116
TOTAL COMMON STOCKS (Cost $203,545,036)		$261,458,582
EXCHANGE-TRADED FUNDS – 0.3%
iShares Russell 2000 Growth ETF	2,767	893,769
TOTAL EXCHANGE-TRADED FUNDS (Cost $938,761)		$893,769
SHORT-TERM INVESTMENTS – 2.5%
Short-term funds – 1.6%
John Hancock Collateral Trust, 3.7477% (D)(E)	427,369	4,275,486

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.9%
Societe Generale SA Tri-Party Repurchase Agreement dated 12-31-25 at 3.820% to be repurchased at $2,400,509 on 1-2-26, collateralized by $2,430,400 U.S. Treasury Notes, 3.500% due 10-15-28 (valued at $2,448,005)	$2,400,000	$2,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,675,596)		$6,675,486
Total Investments (Small Cap Stock Trust) (Cost $211,159,393) – 101.5%		$269,027,837
Other assets and liabilities, net – (1.5%)		(4,105,112)
TOTAL NET ASSETS – 100.0%		$264,922,725
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-25.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 12-31-25.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.5%
Communication services – 2.0%
Entertainment – 1.1%
Liberty Live Holdings, Inc., Class C (A)	10,102	$840,082
Madison Square Garden Sports Corp. (A)	2,484	642,487
		1,482,569
Media – 0.9%
The New York Times Company, Class A	16,130	1,119,745
		2,602,314
Consumer discretionary – 10.1%
Automobile components – 1.0%
Dorman Products, Inc. (A)	3,968	488,818
Visteon Corp.	8,531	811,298
		1,300,116
Broadline retail – 0.3%
Savers Value Village, Inc. (A)	41,418	386,844
Distributors – 0.2%
Pool Corp.	1,332	304,695
Diversified consumer services – 1.1%
Coursera, Inc. (A)	25,197	185,450
Strategic Education, Inc.	14,448	1,158,730
		1,344,180
Hotels, restaurants and leisure – 1.3%
Black Rock Coffee Bar, Inc., Class A (A)(B)	4,704	104,664
Dutch Bros, Inc., Class A (A)	8,030	491,597
Marriott Vacations Worldwide Corp.	7,467	430,771
Papa John's International, Inc.	11,649	448,370
Wingstop, Inc.	812	193,654
		1,669,056
Household durables – 1.5%
Champion Homes, Inc. (A)	5,308	448,526
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Meritage Homes Corp.	5,201	$342,226
Taylor Morrison Home Corp. (A)	19,590	1,153,263
		1,944,015
Leisure products – 0.4%
Peloton Interactive, Inc., Class A (A)	77,558	477,757
Specialty retail – 2.9%
Abercrombie & Fitch Company, Class A (A)	6,448	811,610
Advance Auto Parts, Inc.	5,661	222,477
Boot Barn Holdings, Inc. (A)	2,234	394,234
Carvana Company (A)	1,084	457,470
Chewy, Inc., Class A (A)	12,695	419,570
Urban Outfitters, Inc. (A)	6,472	487,083
Victoria's Secret & Company (A)	16,627	900,685
		3,693,129
Textiles, apparel and luxury goods – 1.4%
Figs, Inc., Class A (A)	62,892	714,453
Kontoor Brands, Inc.	6,176	377,292
Steven Madden, Ltd.	17,690	736,612
		1,828,357
		12,948,149
Consumer staples – 1.5%
Consumer staples distribution and retail – 0.3%
Grocery Outlet Holding Corp. (A)	35,198	355,500
Food products – 0.6%
Post Holdings, Inc. (A)	7,810	773,581
Household products – 0.3%
Reynolds Consumer Products, Inc.	20,477	469,333
Tobacco – 0.3%
Turning Point Brands, Inc.	3,239	351,108
		1,949,522
Energy – 6.9%
Energy equipment and services – 3.0%
Cactus, Inc., Class A	12,820	585,618
Enerflex, Ltd.	37,766	582,729
Expro Group Holdings NV (A)	44,468	593,648
Liberty Energy, Inc.	20,793	383,839
Noble Corp. PLC	18,216	514,420
TechnipFMC PLC	26,094	1,162,749
		3,823,003
Oil, gas and consumable fuels – 3.9%
Magnolia Oil & Gas Corp., Class A	30,838	675,044
Matador Resources Company	24,329	1,032,523
PBF Energy, Inc., Class A	26,193	710,354
Permian Resources Corp.	67,715	950,041
Range Resources Corp.	27,896	983,613
Scorpio Tankers, Inc.	11,762	597,862
		4,949,437
		8,772,440
Financials – 26.4%
Banks – 18.0%
Avidia Bancorp, Inc. (A)	29,455	495,139
Banc of California, Inc.	65,177	1,257,264
BankUnited, Inc.	13,073	582,664
Cathay General Bancorp	14,700	711,333
Coastal Financial Corp. (A)	10,400	1,191,736
Columbia Banking System, Inc.	81,601	2,280,738
Commercial Bancgroup, Inc. (A)	9,483	232,902
Eastern Bankshares, Inc.	65,380	1,204,953
FB Financial Corp.	25,047	1,397,623
Flagstar Bank NA	90,408	1,138,237

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Home BancShares, Inc.	37,581	$1,044,000
Live Oak Bancshares, Inc.	29,664	1,018,958
National Bank Holdings Corp., Class A	12,065	458,591
Pinnacle Financial Partners, Inc.	22,942	2,188,896
Popular, Inc.	4,563	568,185
Preferred Bank	8,365	789,907
Southern First Bancshares, Inc. (A)	7,033	362,340
SouthState Bank Corp.	10,210	960,863
Synovus Financial Corp.	13,175	659,409
Texas Capital Bancshares, Inc. (A)	14,736	1,334,197
Towne Bank	30,786	1,027,329
Western Alliance Bancorp	17,360	1,459,455
WSFS Financial Corp.	12,406	685,307
		23,050,026
Capital markets – 1.5%
Hamilton Lane, Inc., Class A	4,591	616,617
Houlihan Lokey, Inc.	6,623	1,153,660
Miami International Holdings, Inc. (A)	2,364	104,914
Wealthfront Corp. (A)	7,505	101,993
		1,977,184
Consumer finance – 0.5%
PRA Group, Inc. (A)	33,123	585,946
Financial services – 3.6%
HA Sustainable Infrastructure Capital, Inc.	39,712	1,248,148
Marqeta, Inc., Class A (A)	101,777	483,441
PennyMac Financial Services, Inc.	15,668	2,065,669
Sezzle, Inc. (A)	2,975	188,838
Walker & Dunlop, Inc.	9,462	569,139
		4,555,235
Insurance – 2.4%
Goosehead Insurance, Inc., Class A	4,587	337,833
Neptune Insurance Holdings Inc., Class A (A)	8,051	234,767
Oscar Health, Inc., Class A (A)	31,994	459,754
Primerica, Inc.	1,699	438,954
RLI Corp.	6,064	387,975
Root, Inc., Class A (A)	2,738	197,766
Ryan Specialty Holdings, Inc.	13,790	711,978
The Baldwin Insurance Group, Inc. (A)	10,959	263,345
		3,032,372
Mortgage real estate investment trusts – 0.4%
PennyMac Mortgage Investment Trust	43,471	545,561
		33,746,324
Health care – 10.6%
Biotechnology – 5.5%
Arcellx, Inc. (A)	9,183	598,732
Black Diamond Therapeutics, Inc. (A)	45,300	110,079
Cabaletta Bio, Inc. (A)	70,113	153,547
CRISPR Therapeutics AG (A)	7,334	384,595
Cytokinetics, Inc. (A)	22,066	1,402,074
Denali Therapeutics, Inc. (A)	18,441	304,461
Dyne Therapeutics, Inc. (A)	29,563	578,252
Immatics NV (A)	65,663	689,462
Immunocore Holdings PLC, ADR (A)	10,424	361,817
Immunome, Inc. (A)	10,804	232,070
Immunovant, Inc. (A)	11,619	295,355
MapLight Therapeutics, Inc. (A)(B)	7,502	131,773
Praxis Precision Medicines, Inc. (A)	1,926	567,669
Sarepta Therapeutics, Inc. (A)	17,407	374,599
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vaxcyte, Inc. (A)	16,825	$776,306
		6,960,791
Health care equipment and supplies – 0.8%
Avanos Medical, Inc. (A)	38,501	432,366
QuidelOrtho Corp. (A)	21,757	621,380
		1,053,746
Health care providers and services – 2.7%
Alignment Healthcare, Inc. (A)	34,856	688,406
BrightSpring Health Services, Inc. (A)	23,507	880,337
Concentra Group Holdings Parent, Inc.	31,419	618,326
Innovage Holding Corp. (A)	44,362	230,239
NeoGenomics, Inc. (A)	18,155	213,503
The Ensign Group, Inc.	4,746	826,753
		3,457,564
Life sciences tools and services – 0.7%
10X Genomics, Inc., Class A (A)	13,539	220,821
Sotera Health Company (A)	39,758	701,331
		922,152
Pharmaceuticals – 0.9%
Crinetics Pharmaceuticals, Inc. (A)	5,819	270,874
Elanco Animal Health, Inc. (A)	36,310	821,695
		1,092,569
		13,486,822
Industrials – 12.8%
Aerospace and defense – 1.1%
Mercury Systems, Inc. (A)	9,460	690,675
VSE Corp.	4,040	697,991
		1,388,666
Building products – 1.0%
UFP Industries, Inc.	6,427	585,178
Zurn Elkay Water Solutions Corp.	14,597	678,615
		1,263,793
Commercial services and supplies – 1.1%
Casella Waste Systems, Inc., Class A (A)	6,759	661,976
MSA Safety, Inc.	2,441	390,902
UniFirst Corp.	1,556	300,152
		1,353,030
Construction and engineering – 1.5%
Arcosa, Inc.	8,946	951,139
Valmont Industries, Inc.	1,674	673,484
WillScot Holdings Corp.	13,378	251,908
		1,876,531
Electrical equipment – 1.2%
Nextpower, Inc., Class A (A)	13,282	1,156,995
Sunrun, Inc. (A)	22,027	405,297
		1,562,292
Ground transportation – 0.6%
Landstar System, Inc.	2,593	372,614
Saia, Inc. (A)	1,213	396,069
		768,683
Machinery – 3.6%
Aebi Schmidt Holding AG	30,707	388,444
Alamo Group, Inc.	1,662	279,000
Alliance Laundry Holdings, Inc. (A)	7,874	160,236
Crane Company	2,671	492,613
Enpro, Inc.	2,438	522,049
Esab Corp.	3,666	409,566
ESCO Technologies, Inc.	2,003	391,366
Flowserve Corp.	3,648	253,098
JBT Marel Corp.	4,019	605,543

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
RBC Bearings, Inc. (A)	2,484	$1,113,900
		4,615,815
Marine transportation – 0.4%
Matson, Inc.	4,531	559,805
Passenger airlines – 0.8%
Allegiant Travel Company (A)	12,117	1,033,217
Professional services – 1.0%
FTI Consulting, Inc. (A)	2,418	413,067
UL Solutions, Inc., Class A	11,345	894,667
		1,307,734
Trading companies and distributors – 0.5%
Rush Enterprises, Inc., Class A	12,604	679,860
		16,409,426
Information technology – 9.2%
Communications equipment – 1.0%
Viavi Solutions, Inc. (A)	68,363	1,218,229
Electronic equipment, instruments and components – 2.2%
Littelfuse, Inc.	3,141	794,422
Mirion Technologies, Inc. (A)	47,274	1,107,157
Sanmina Corp. (A)	1,856	278,530
TTM Technologies, Inc. (A)	6,765	466,785
Vishay Intertechnology, Inc.	12,350	178,952
		2,825,846
IT services – 0.8%
Applied Digital Corp. (A)	25,032	613,785
Endava PLC, ADR (A)	39,601	250,278
Globant SA (A)	3,100	202,647
		1,066,710
Semiconductors and semiconductor equipment – 2.1%
Entegris, Inc.	4,686	394,796
FormFactor, Inc. (A)	3,311	184,688
Lattice Semiconductor Corp. (A)	10,280	756,402
MACOM Technology Solutions Holdings, Inc. (A)	6,412	1,098,247
Semtech Corp. (A)	3,868	285,033
		2,719,166
Software – 3.1%
Hut 8 Corp. (A)	25,457	1,169,495
i3 Verticals, Inc., Class A (A)	12,719	320,392
Intapp, Inc. (A)	5,842	267,680
JFrog, Ltd. (A)	11,236	701,801
NCino, Inc. (A)	23,665	606,771
PAR Technology Corp. (A)	11,259	408,477
Workiva, Inc. (A)	5,838	503,528
		3,978,144
		11,808,095
Materials – 4.7%
Chemicals – 1.5%
Cabot Corp.	5,367	355,725
Element Solutions, Inc.	33,553	838,489
HB Fuller Company	6,396	380,306
Quaker Chemical Corp.	3,063	420,581
		1,995,101
Metals and mining – 3.0%
Commercial Metals Company	4,135	286,225
Constellium SE (A)	38,628	728,138
IAMGOLD Corp. (New York Stock Exchange) (A)	32,167	530,434
OR Royalties, Inc. (B)	11,306	400,119
Reliance, Inc.	3,280	947,494
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Warrior Met Coal, Inc.	10,376	$914,852
		3,807,262
Paper and forest products – 0.2%
West Fraser Timber Company, Ltd.	3,620	221,218
		6,023,581
Real estate – 8.9%
Health care REITs – 1.2%
CareTrust REIT, Inc.	40,904	1,479,089
Hotel and resort REITs – 0.9%
Pebblebrook Hotel Trust	56,140	635,505
Ryman Hospitality Properties, Inc.	5,890	557,312
		1,192,817
Industrial REITs – 1.2%
EastGroup Properties, Inc.	3,252	579,311
Terreno Realty Corp.	15,275	896,795
		1,476,106
Office REITs – 1.4%
Highwoods Properties, Inc.	26,460	683,197
Hudson Pacific Properties, Inc. (A)	16,267	176,172
Kilroy Realty Corp.	23,581	881,222
		1,740,591
Residential REITs – 1.0%
Independence Realty Trust, Inc.	74,138	1,295,932
Retail REITs – 2.1%
Curbline Properties Corp.	72,903	1,692,079
The Macerich Company	56,179	1,037,064
		2,729,143
Specialized REITs – 1.1%
CubeSmart	17,329	624,710
PotlatchDeltic Corp.	8,104	322,377
Safehold, Inc.	32,060	438,901
		1,385,988
		11,299,666
Utilities – 5.4%
Electric utilities – 1.9%
Hawaiian Electric Industries, Inc. (A)	49,843	613,069
IDACORP, Inc.	7,427	939,961
OGE Energy Corp.	17,154	732,476
Oklo, Inc. (A)	1,511	108,429
		2,393,935
Gas utilities – 2.7%
Chesapeake Utilities Corp.	8,530	1,064,203
MDU Resources Group, Inc.	29,099	568,012
ONE Gas, Inc.	14,303	1,104,907
Southwest Gas Holdings, Inc.	9,219	737,704
		3,474,826
Water utilities – 0.8%
California Water Service Group	24,310	1,053,352
		6,922,113
TOTAL COMMON STOCKS (Cost $102,059,260)		$125,968,452
SHORT-TERM INVESTMENTS – 1.7%
Short-term funds – 1.7%
John Hancock Collateral Trust, 3.7477% (C)(D)	64,848	648,753

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.7239% (C)	375,132	$375,132
T. Rowe Price Government Reserve Fund, 3.7374% (C)	1,110,165	1,110,165
TOTAL SHORT-TERM INVESTMENTS (Cost $2,134,050)		$2,134,050
Total Investments (Small Company Value Trust) (Cost $104,193,310) – 100.2%		$128,102,502
Other assets and liabilities, net – (0.2%)		(226,370)
TOTAL NET ASSETS – 100.0%		$127,876,132
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-25.
(C)	The rate shown is the annualized seven-day yield as of 12-31-25.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.0%
Communication services – 7.2%
Diversified telecommunication services – 0.9%
Anterix, Inc. (A)	1,147	$25,039
AT&T, Inc.	431,904	10,728,495
ATN International, Inc.	1,021	23,279
Bandwidth, Inc., Class A (A)	2,702	41,746
BT Group PLC	690,428	1,710,495
Cellnex Telecom SA (A)(B)	57,092	1,838,457
Cogent Communications Holdings, Inc.	4,807	103,639
Deutsche Telekom AG	424,715	13,824,920
Elisa OYJ	16,421	727,709
Frontier Communications Parent, Inc. (A)	36,922	1,405,621
Globalstar, Inc. (A)	4,887	298,302
HKT Trust & HKT, Ltd.	437,517	647,857
IDT Corp., Class B	1,582	81,014
Infrastrutture Wireless Italiane SpA (B)	32,275	298,679
Koninklijke KPN NV	448,968	2,097,900
Liberty Latin America, Ltd., Class A (A)	3,002	22,185
Liberty Latin America, Ltd., Class C (A)	12,388	92,414
Lumen Technologies, Inc. (A)	92,908	721,895
NTT, Inc.	3,449,700	3,482,439
Orange SA	214,964	3,587,008
Shenandoah Telecommunications Company	5,013	57,950
Singapore Telecommunications, Ltd.	857,951	3,035,429
Swisscom AG	2,990	2,171,808
Telecom Italia SpA (A)	1,327,298	797,378
Telefonica SA	425,485	1,746,594
Telenor ASA	71,087	1,033,920
Telia Company AB	272,373	1,164,113
Telstra Group, Ltd.	458,632	1,488,059
Uniti Group, Inc. (A)	16,364	114,712
Verizon Communications, Inc.	256,873	10,462,437
		63,831,493
Entertainment – 1.1%
AMC Entertainment Holdings, Inc., Class A (A)	50,848	79,323
Atlanta Braves Holdings, Inc., Series A (A)	1,138	48,354
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Atlanta Braves Holdings, Inc., Series C (A)	4,067	$160,443
Bollore SE	81,075	455,645
Capcom Company, Ltd.	39,997	929,091
Cinemark Holdings, Inc.	10,115	235,073
CTS Eventim AG & Company KGaA	7,204	659,471
CuriosityStream, Inc.	4,112	15,626
Electronic Arts, Inc.	13,675	2,794,213
Eventbrite, Inc., Class A (A)	7,749	34,483
IMAX Corp. (A)	4,245	156,895
Konami Group Corp.	11,597	1,574,956
Lionsgate Studios Corp. (A)	20,119	183,686
Live Nation Entertainment, Inc. (A)	9,620	1,370,850
Madison Square Garden Entertainment Corp. (A)	3,867	208,393
Netflix, Inc. (A)	258,147	24,203,863
Nexon Company, Ltd.	42,830	1,046,187
Nintendo Company, Ltd.	127,440	8,604,050
Playtika Holding Corp.	5,794	22,886
Reservoir Media, Inc. (A)	2,331	17,646
Sphere Entertainment Company (A)	2,701	256,811
Spotify Technology SA (A)	18,052	10,482,977
Starz Entertainment Corp. (A)	1,298	15,187
Take-Two Interactive Software, Inc. (A)	10,582	2,709,309
The Marcus Corp.	2,312	35,859
The Walt Disney Company	108,764	12,374,080
TKO Group Holdings, Inc.	4,039	844,151
Toho Company, Ltd.	12,191	621,482
Universal Music Group NV	127,050	3,312,172
Warner Brothers Discovery, Inc. (A)	150,964	4,350,782
Warner Music Group Corp., Class A	21,517	659,926
		78,463,870
Interactive media and services – 4.3%
Alphabet, Inc., Class A	354,445	110,941,285
Alphabet, Inc., Class C	283,289	88,896,088
Angi, Inc. (A)	3,623	46,845
Auto Trader Group PLC (B)	99,883	788,013
Bumble, Inc., Class A (A)	7,370	26,311
CarGurus, Inc. (A)	8,032	308,027
Cars.com, Inc. (A)	5,357	65,355
carsales.com, Ltd.	43,689	894,806
EverQuote, Inc., Class A (A)	2,855	77,085
FuboTV, Inc., Class A (A)	32,505	81,913
Getty Images Holdings, Inc. (A)(C)	12,196	16,343
Grindr, Inc. (A)	3,214	43,518
LY Corp.	317,813	845,684
Match Group, Inc.	14,382	464,395
MediaAlpha, Inc., Class A (A)	3,378	43,745
Meta Platforms, Inc., Class A	132,682	87,582,061
Nextdoor Holdings, Inc. (A)	22,446	47,137
Pinterest, Inc., Class A (A)	87,881	2,275,239
QuinStreet, Inc. (A)	5,508	79,150
REA Group, Ltd.	6,101	743,742
Rumble, Inc. (A)(C)	10,421	65,861
Scout24 SE (B)	8,659	869,709
Shutterstock, Inc.	2,458	46,948
TripAdvisor, Inc. (A)	11,152	162,373
TrueCar, Inc. (A)	8,739	19,750
Webtoon Entertainment, Inc. (A)(C)	1,872	24,392
Yelp, Inc. (A)	5,929	180,182
Ziff Davis, Inc. (A)	3,976	139,756
ZipRecruiter, Inc., Class A (A)	6,563	25,596
ZoomInfo Technologies, Inc. (A)	40,442	411,295
		296,212,604
Media – 0.4%
AMC Networks, Inc., Class A (A)	2,964	28,217

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Boston Omaha Corp., Class A (A)	2,332	$28,847
Cable One, Inc.	499	56,312
Charter Communications, Inc., Class A (A)	5,361	1,119,109
Comcast Corp., Class A	221,419	6,618,214
EchoStar Corp., Class A (A)	33,060	3,593,622
Entravision Communications Corp., Class A	6,744	19,760
Fox Corp., Class A	12,694	927,551
Fox Corp., Class B	9,042	587,097
Gambling.com Group, Ltd. (A)	2,191	11,963
Gray Media, Inc.	8,562	41,440
Ibotta, Inc., Class A (A)	1,398	31,777
iHeartMedia, Inc., Class A (A)	11,968	49,787
Informa PLC	149,424	1,772,950
John Wiley & Sons, Inc., Class A	3,970	121,601
Magnite, Inc. (A)	13,651	221,556
National CineMedia, Inc.	6,996	27,214
News Corp., Class A	22,815	595,928
News Corp., Class B	7,520	222,818
Newsmax, Inc. (A)	4,717	36,462
Nexstar Media Group, Inc.	4,204	853,622
Nexxen International, Ltd. (A)	3,446	22,537
Omnicom Group, Inc.	19,433	1,569,215
Optimum Communications, Inc., Class A (A)	26,192	43,217
Paramount Skydance Corp., Class B (C)	18,933	253,702
Publicis Groupe SA	26,423	2,743,966
PubMatic, Inc., Class A (A)	3,875	34,371
Scholastic Corp.	1,955	57,927
Sinclair, Inc.	3,752	57,406
Stagwell, Inc. (A)	11,236	54,944
TechTarget, Inc. (A)	3,214	17,356
TEGNA, Inc.	15,490	300,661
The EW Scripps Company, Class A (A)	6,271	25,021
The New York Times Company, Class A	23,830	1,654,279
The Trade Desk, Inc., Class A (A)	26,825	1,018,277
Thryv Holdings, Inc. (A)	3,859	23,347
USA TODAY Company, Inc. (A)	13,724	70,679
		24,912,752
Wireless telecommunication services – 0.5%
Gogo, Inc. (A)	7,830	36,488
KDDI Corp.	338,432	5,857,480
SoftBank Corp.	3,315,808	4,552,465
SoftBank Group Corp.	441,236	12,378,132
Spok Holdings, Inc.	2,354	31,049
Tele2 AB, B Shares	63,204	1,059,083
Telephone & Data Systems, Inc.	9,682	396,962
T-Mobile US, Inc.	29,301	5,949,275
Vodafone Group PLC	2,210,966	2,947,236
		33,208,170
		496,628,889
Consumer discretionary – 9.7%
Automobile components – 0.3%
Adient PLC (A)	7,982	153,015
Aisin Corp.	56,957	1,067,160
American Axle & Manufacturing Holdings, Inc. (A)	11,121	71,286
Aptiv PLC (A)	13,164	1,001,649
Autoliv, Inc.	10,308	1,223,560
BorgWarner, Inc.	31,552	1,421,733
Bridgestone Corp. (C)	131,832	2,966,124
Cie Generale des Etablissements Michelin SCA	77,403	2,565,614
Continental AG	12,699	1,007,830
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Cooper-Standard Holdings, Inc. (A)	1,626	$53,382
Dana, Inc.	11,449	272,028
Denso Corp.	201,638	2,785,046
Dorman Products, Inc. (A)	2,693	331,751
Fox Factory Holding Corp. (A)	4,130	70,664
Garrett Motion, Inc.	15,463	269,520
Gentex Corp.	32,292	751,435
Gentherm, Inc. (A)	3,028	110,128
Holley, Inc. (A)	7,722	31,892
LCI Industries	2,294	278,354
Lear Corp.	7,650	876,690
Motorcar Parts of America, Inc. (A)	1,372	16,930
Patrick Industries, Inc.	3,164	343,073
PHINIA, Inc.	3,692	231,451
Solid Power, Inc. (A)	14,729	62,598
Standard Motor Products, Inc.	2,043	75,285
Strattec Security Corp. (A)	401	30,532
Sumitomo Electric Industries, Ltd.	82,492	3,322,551
The Goodyear Tire & Rubber Company (A)	69,090	605,228
Visteon Corp.	6,688	636,029
XPEL, Inc. (A)	2,486	124,076
		22,756,614
Automobiles – 2.0%
Bayerische Motoren Werke AG	32,391	3,512,329
Faraday Future Intelligent Electric, Inc. (A)(C)	14,118	14,400
Ferrari NV	14,552	5,407,728
Ford Motor Company	238,428	3,128,175
General Motors Company	56,832	4,621,578
Harley-Davidson, Inc.	17,425	357,038
Honda Motor Company, Ltd. (C)	426,691	4,187,832
Isuzu Motors, Ltd.	61,781	964,223
Livewire Group, Inc. (A)(C)	3,716	16,425
Mercedes-Benz Group AG	83,373	5,779,590
Nissan Motor Company, Ltd. (A)	257,260	639,272
Renault SA	22,191	918,536
Stellantis NV	232,780	2,549,103
Subaru Corp.	67,703	1,457,728
Suzuki Motor Corp.	181,443	2,713,564
Tesla, Inc. (A)	171,188	76,986,667
Thor Industries, Inc.	7,763	797,027
Toyota Motor Corp.	1,094,087	23,497,808
Winnebago Industries, Inc.	2,657	107,662
Yamaha Motor Company, Ltd. (C)	105,788	784,555
		138,441,240
Broadline retail – 2.4%
Amazon.com, Inc. (A)	592,657	136,797,089
eBay, Inc.	27,537	2,398,473
Groupon, Inc. (A)	2,492	43,884
Kohl's Corp.	10,611	216,571
Macy's, Inc.	39,602	873,224
Next PLC	13,428	2,472,097
Ollie's Bargain Outlet Holdings, Inc. (A)	9,043	991,203
Pan Pacific International Holdings Corp.	220,081	1,311,000
Prosus NV (A)	151,053	9,353,044
Rakuten Group, Inc. (A)	175,066	1,121,817
Ryohin Keikaku Company, Ltd.	58,347	1,030,260
Savers Value Village, Inc. (A)	3,881	36,249
Sea, Ltd., ADR (A)	44,163	5,633,874
Wesfarmers, Ltd.	131,007	7,057,744
		169,336,529
Distributors – 0.0%
D'ieteren Group	2,479	446,520

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distributors (continued)
Genuine Parts Company	8,475	$1,042,086
GigaCloud Technology, Inc., Class A (A)	2,388	93,801
Gold.com, Inc.	1,836	62,516
Pool Corp.	1,997	456,814
Weyco Group, Inc.	688	21,046
		2,122,783
Diversified consumer services – 0.1%
Adtalem Global Education, Inc. (A)	3,498	361,938
American Public Education, Inc. (A)	1,674	63,277
Carriage Services, Inc.	1,359	57,486
Coursera, Inc. (A)	13,965	102,782
Driven Brands Holdings, Inc. (A)	5,932	87,912
Duolingo, Inc. (A)	5,902	1,035,801
European Wax Center, Inc., Class A (A)	3,051	10,984
frontdoor, Inc. (A)	7,140	411,907
Graham Holdings Company, Class B	811	890,965
Grand Canyon Education, Inc. (A)	4,075	677,713
H&R Block, Inc.	18,647	812,636
KinderCare Learning Cos, Inc. (A)	3,329	14,381
Laureate Education, Inc. (A)	12,335	415,319
Lincoln Educational Services Corp. (A)	2,891	69,818
Matthews International Corp., Class A	2,956	77,211
McGraw Hill, Inc. (A)	2,884	47,586
Mister Car Wash, Inc. (A)	10,090	56,100
OneSpaWorld Holdings, Ltd.	9,789	203,024
Pearson PLC	66,553	940,995
Perdoceo Education Corp.	6,352	186,304
Phoenix Education Partners, Inc. (A)	542	16,423
Service Corp. International	20,675	1,612,030
Strategic Education, Inc.	2,262	181,412
Stride, Inc. (A)	4,173	270,953
Udemy, Inc. (A)	9,391	54,937
Universal Technical Institute, Inc. (A)	4,554	118,996
		8,778,890
Hotels, restaurants and leisure – 1.6%
Accel Entertainment, Inc. (A)	5,310	60,587
Accor SA	22,624	1,275,460
Airbnb, Inc., Class A (A)	25,910	3,516,505
Amadeus IT Group SA	52,009	3,849,238
Aramark	38,768	1,428,988
Aristocrat Leisure, Ltd.	64,095	2,481,398
Bally's Corp. (A)(C)	988	16,322
Biglari Holdings, Inc., Class B (A)	69	22,938
BJ's Restaurants, Inc. (A)	1,944	76,594
Black Rock Coffee Bar, Inc., Class A (A)	1,627	36,201
Bloomin' Brands, Inc.	8,092	49,928
Booking Holdings, Inc.	1,964	10,517,868
Boyd Gaming Corp.	8,527	726,841
Brightstar Lottery PLC	10,087	156,147
Brinker International, Inc. (A)	4,307	618,141
Carnival Corp. (A)	66,151	2,020,252
Cava Group, Inc. (A)	14,712	863,447
Chipotle Mexican Grill, Inc. (A)	80,556	2,980,572
Choice Hotels International, Inc.	3,048	290,352
Churchill Downs, Inc.	9,770	1,111,631
Compass Group PLC	195,962	6,209,068
Cracker Barrel Old Country Store, Inc. (C)	2,124	53,950
Darden Restaurants, Inc.	7,086	1,303,966
Dave & Buster's Entertainment, Inc. (A)	2,681	43,459
Delivery Hero SE (A)(B)	22,379	589,909
Denny's Corp. (A)	5,061	31,479
Dine Brands Global, Inc.	1,434	46,089
Domino's Pizza, Inc.	1,894	789,457
DoorDash, Inc., Class A (A)	22,774	5,157,856
El Pollo Loco Holdings, Inc. (A)	2,784	29,121
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Entain PLC	70,148	$721,069
Evolution AB (B)	15,343	1,041,813
Expedia Group, Inc.	7,128	2,019,434
FDJ UNITED	12,833	355,227
First Watch Restaurant Group, Inc. (A)	5,405	81,507
Galaxy Entertainment Group, Ltd.	227,279	1,120,671
Genius Sports, Ltd. (A)	21,314	234,880
Global Business Travel Group I (A)	12,955	99,106
Golden Entertainment, Inc.	1,855	50,437
Hilton Grand Vacations, Inc. (A)	14,729	659,123
Hilton Worldwide Holdings, Inc.	14,161	4,067,747
Hyatt Hotels Corp., Class A	6,168	988,854
Inspired Entertainment, Inc. (A)	2,692	25,197
InterContinental Hotels Group PLC	16,714	2,348,798
Jack in the Box, Inc.	1,750	33,163
Krispy Kreme, Inc.	7,711	30,998
Kura Sushi USA, Inc., Class A (A)	624	32,654
Las Vegas Sands Corp.	18,536	1,206,508
Life Time Group Holdings, Inc. (A)	14,668	389,875
Lindblad Expeditions Holdings, Inc. (A)	3,698	53,325
Marriott International, Inc., Class A	13,569	4,209,647
Marriott Vacations Worldwide Corp.	2,701	155,821
McDonald's Corp.	43,386	13,260,063
MGM Resorts International (A)	12,497	456,016
Monarch Casino & Resort, Inc.	1,230	117,711
Nathan's Famous, Inc.	284	26,574
Navan, Inc., Class A (A)	3,715	63,452
Norwegian Cruise Line Holdings, Ltd. (A)	27,736	619,068
Oriental Land Company, Ltd.	124,714	2,307,206
Papa John's International, Inc.	3,186	122,629
Planet Fitness, Inc., Class A (A)	12,239	1,327,564
Portillo's, Inc., Class A (A)	6,608	30,000
Pursuit Attractions and Hospitality, Inc. (A)	2,078	69,987
RCI Hospitality Holdings, Inc.	889	21,194
Red Rock Resorts, Inc., Class A	4,738	293,519
Royal Caribbean Cruises, Ltd.	15,451	4,309,593
Rush Street Interactive, Inc. (A)	8,911	173,141
Sabre Corp. (A)	36,670	49,871
Sands China, Ltd.	280,304	707,045
Serve Robotics, Inc. (A)(C)	6,105	63,370
Shake Shack, Inc., Class A (A)	3,783	307,066
Six Flags Entertainment Corp. (A)	9,429	144,641
Sodexo SA	10,214	523,325
Starbucks Corp.	69,262	5,832,553
Super Group SGHC, Ltd.	15,545	185,763
Sweetgreen, Inc., Class A (A)	10,015	67,701
Target Hospitality Corp. (A)	3,314	26,545
Texas Roadhouse, Inc.	9,756	1,619,496
The Cheesecake Factory, Inc. (C)	4,464	225,343
The Lottery Corp., Ltd.	256,959	882,902
Travel + Leisure Company	9,487	669,118
United Parks & Resorts, Inc. (A)	2,640	95,832
Vail Resorts, Inc.	5,303	704,238
Whitbread PLC	19,971	684,510
Wingstop, Inc.	4,098	977,332
Wyndham Hotels & Resorts, Inc.	11,143	841,965
Wynn Resorts, Ltd.	5,143	618,857
Xponential Fitness, Inc., Class A (A)	2,795	23,003
Yum! Brands, Inc.	16,915	2,558,901
Zensho Holdings Company, Ltd.	11,133	637,959
		107,924,671
Household durables – 0.7%
Barratt Redrow PLC	156,974	806,405
Beazer Homes USA, Inc. (A)	2,748	55,702
Cavco Industries, Inc. (A)	758	447,781

The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Century Communities, Inc.	2,565	$152,233
Champion Homes, Inc. (A)	5,518	466,271
Cricut, Inc., Class A	5,050	24,998
D.R. Horton, Inc.	16,684	2,402,997
Dream Finders Homes, Inc., Class A (A)	3,008	51,437
Ethan Allen Interiors, Inc.	2,377	54,291
Flexsteel Industries, Inc.	400	15,796
Garmin, Ltd.	9,960	2,020,386
Green Brick Partners, Inc. (A)	3,097	194,058
Hamilton Beach Brands Holding Company, Class B	853	14,032
Helen of Troy, Ltd. (A)	2,325	49,406
Hovnanian Enterprises, Inc., Class A (A)	485	47,307
Installed Building Products, Inc.	2,258	585,703
KB Home	15,656	883,155
La-Z-Boy, Inc.	4,108	153,105
Legacy Housing Corp. (A)	1,017	19,852
Leggett & Platt, Inc.	13,123	144,353
Lennar Corp., Class A	13,145	1,351,306
LGI Homes, Inc. (A)	2,042	87,724
M/I Homes, Inc. (A)	2,541	325,121
Meritage Homes Corp.	6,740	443,492
NVR, Inc. (A)	173	1,261,649
Panasonic Holdings Corp.	269,199	3,489,904
PulteGroup, Inc.	11,875	1,392,463
Sekisui House, Ltd.	68,901	1,537,404
Somnigroup International, Inc.	30,960	2,764,109
Sonos, Inc. (A)	11,732	206,014
Sony Group Corp.	709,975	18,211,548
Taylor Morrison Home Corp. (A)	23,704	1,395,454
The Lovesac Company (A)	1,414	20,857
Toll Brothers, Inc.	14,216	1,922,288
TopBuild Corp. (A)	4,117	1,717,571
Tri Pointe Homes, Inc. (A)	8,276	260,446
Whirlpool Corp. (C)	8,281	597,391
		45,574,009
Leisure products – 0.1%
Acushnet Holdings Corp.	2,702	215,674
Bandai Namco Holdings, Inc.	67,536	1,797,543
Brunswick Corp.	9,592	712,110
Escalade, Inc.	1,364	18,400
Funko, Inc., Class A (A)	4,745	16,133
Hasbro, Inc.	8,122	666,004
JAKKS Pacific, Inc.	940	15,867
Johnson Outdoors, Inc., Class A	622	26,404
Latham Group, Inc. (A)	4,576	29,058
Malibu Boats, Inc., Class A (A)	1,820	51,342
MasterCraft Boat Holdings, Inc. (A)	1,693	32,015
Mattel, Inc. (A)	45,840	909,466
Peloton Interactive, Inc., Class A (A)	38,665	238,176
Polaris, Inc.	13,078	827,184
Shimano, Inc.	8,607	900,043
Smith & Wesson Brands, Inc.	4,341	42,846
Sturm Ruger & Company, Inc.	1,406	45,906
Topgolf Callaway Brands Corp. (A)	12,911	150,671
YETI Holdings, Inc. (A)	11,476	506,895
		7,201,737
Specialty retail – 1.5%
1-800-Flowers.com, Inc., Class A (A)(C)	2,900	11,397
Abercrombie & Fitch Company, Class A (A)	11,482	1,445,239
Academy Sports & Outdoors, Inc.	6,471	323,291
Advance Auto Parts, Inc.	5,860	230,298
American Eagle Outfitters, Inc.	15,533	409,605
America's Car-Mart, Inc. (A)	772	19,501
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Arhaus, Inc. (A)	4,951	$55,501
Arko Corp.	7,828	35,539
Asbury Automotive Group, Inc. (A)	1,891	439,714
AutoNation, Inc. (A)	4,034	832,940
AutoZone, Inc. (A)	1,013	3,435,590
Avolta AG (A)	10,148	598,527
Barnes & Noble Education, Inc. (A)	1,665	15,301
Bath & Body Works, Inc.	30,411	610,653
Bed Bath & Beyond, Inc. (A)	6,794	37,095
Best Buy Company, Inc.	11,904	796,735
Boot Barn Holdings, Inc. (A)	2,996	528,704
Build-A-Bear Workshop, Inc.	1,220	74,749
Burlington Stores, Inc. (A)	9,184	2,652,798
Caleres, Inc.	3,312	40,307
Camping World Holdings, Inc., Class A	6,016	58,536
Carvana Company (A)	8,616	3,636,124
Chewy, Inc., Class A (A)	33,195	1,097,095
Citi Trends, Inc. (A)	496	20,614
Designer Brands, Inc., Class A	3,366	25,009
Dick's Sporting Goods, Inc.	9,750	1,930,208
EVgo, Inc. (A)	12,712	36,992
Fast Retailing Company, Ltd.	22,043	7,992,533
Five Below, Inc. (A)	8,133	1,531,932
Floor & Decor Holdings, Inc., Class A (A)	15,893	967,725
GameStop Corp., Class A (A)(C)	60,778	1,220,422
Genesco, Inc. (A)	1,036	25,662
Group 1 Automotive, Inc.	1,196	470,387
Haverty Furniture Companies, Inc.	1,339	31,279
Hennes & Mauritz AB, B Shares	56,976	1,142,020
Industria de Diseno Textil SA	125,932	8,307,062
JD Sports Fashion PLC	290,890	329,720
Kingfisher PLC	200,776	845,177
Lands' End, Inc. (A)	1,017	14,767
Lithia Motors, Inc.	3,577	1,188,744
Lowe's Companies, Inc.	34,167	8,239,714
MarineMax, Inc. (A)	1,918	46,473
Monro, Inc.	2,877	57,655
Murphy USA, Inc.	2,514	1,014,449
National Vision Holdings, Inc. (A)	7,596	196,129
Nitori Holdings Company, Ltd.	46,242	807,115
OneWater Marine, Inc., Class A (A)	1,344	14,542
O'Reilly Automotive, Inc. (A)	51,424	4,690,383
Penske Automotive Group, Inc.	2,720	430,549
Petco Health & Wellness Company, Inc. (A)	8,013	22,517
Revolve Group, Inc. (A)	3,970	119,854
RH (A)	2,267	406,133
Ross Stores, Inc.	19,814	3,569,294
Sally Beauty Holdings, Inc. (A)	9,697	138,279
Sanrio Company, Ltd.	20,640	645,830
Shoe Carnival, Inc.	1,874	31,633
Signet Jewelers, Ltd.	3,904	323,564
Sleep Number Corp. (A)	1,899	16,066
Sonic Automotive, Inc., Class A	1,477	91,367
Stitch Fix, Inc., Class A (A)	11,018	57,845
The Buckle, Inc.	3,075	164,267
The Gap, Inc.	33,383	854,605
The Home Depot, Inc.	60,641	20,866,568
The RealReal, Inc. (A)	9,807	154,754
The TJX Companies, Inc.	67,803	10,415,219
ThredUp, Inc., Class A (A)	9,767	62,411
Tractor Supply Company	32,191	1,609,872
Ulta Beauty, Inc. (A)	2,732	1,652,887
Upbound Group, Inc.	5,241	92,032
Urban Outfitters, Inc. (A)	5,959	448,474

The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Valvoline, Inc. (A)	18,748	$544,817
Victoria's Secret & Company (A)	6,748	365,539
Warby Parker, Inc., Class A (A)	9,608	209,358
Williams-Sonoma, Inc.	7,420	1,325,138
Winmark Corp.	294	119,052
Zalando SE (A)(B)	25,923	764,911
ZOZO, Inc.	51,492	424,646
Zumiez, Inc. (A)	1,313	34,204
		104,493,637
Textiles, apparel and luxury goods – 1.0%
adidas AG	19,741	3,906,468
Asics Corp.	80,554	1,933,817
Capri Holdings, Ltd. (A)	28,922	705,697
Carter's, Inc.	3,479	112,824
Cie Financiere Richemont SA, A Shares	62,062	13,383,727
Columbia Sportswear Company	3,736	205,816
Crocs, Inc. (A)	7,657	654,827
Deckers Outdoor Corp. (A)	8,879	920,486
Ermenegildo Zegna NV	6,286	64,432
Figs, Inc., Class A (A)	8,653	98,298
G-III Apparel Group, Ltd.	3,563	103,184
Hermes International SCA	3,656	9,077,297
Kering SA	8,594	3,003,067
Kontoor Brands, Inc.	5,378	328,542
Lululemon Athletica, Inc. (A)	6,574	1,366,143
LVMH Moet Hennessy Louis Vuitton SE	28,870	21,760,349
Moncler SpA	26,967	1,723,736
Movado Group, Inc.	1,559	32,147
NIKE, Inc., Class B	72,455	4,616,108
Oxford Industries, Inc.	1,420	48,564
Pandora A/S	9,120	1,008,544
PVH Corp.	7,097	475,641
Ralph Lauren Corp.	2,361	834,873
Rocky Brands, Inc.	735	21,558
Steven Madden, Ltd.	6,997	291,355
Superior Group of Companies, Inc.	1,537	14,878
Tapestry, Inc.	12,468	1,593,036
The Swatch Group AG, Bearer Shares	3,341	702,465
VF Corp.	48,408	875,217
Wolverine World Wide, Inc.	7,892	143,240
		70,006,336
		676,636,446
Consumer staples – 5.3%
Beverages – 1.0%
Anheuser-Busch InBev SA/NV	114,114	7,323,949
Asahi Group Holdings, Ltd. (C)	175,597	1,840,573
Brown-Forman Corp., Class B	10,727	279,546
Carlsberg A/S, Class B	10,853	1,420,478
Celsius Holdings, Inc. (A)	23,573	1,078,229
Coca-Cola Consolidated, Inc.	8,343	1,278,982
Coca-Cola Europacific Partners PLC	23,991	2,175,984
Coca-Cola HBC AG (A)	25,179	1,302,600
Constellation Brands, Inc., Class A	8,588	1,184,800
Davide Campari-Milano NV	71,073	459,153
Diageo PLC	257,029	5,538,441
Heineken Holding NV	14,963	1,095,693
Heineken NV	33,249	2,743,272
Keurig Dr. Pepper, Inc.	82,768	2,318,332
Kirin Holdings Company, Ltd.	89,691	1,342,585
MGP Ingredients, Inc.	1,395	33,899
Molson Coors Beverage Company, Class B	10,315	481,504
Monster Beverage Corp. (A)	43,451	3,331,388
National Beverage Corp. (A)	2,443	77,907
PepsiCo, Inc.	83,301	11,955,360
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Pernod Ricard SA	23,299	$1,995,007
Suntory Beverage & Food, Ltd.	16,053	482,771
The Boston Beer Company, Inc., Class A (A)	1,134	221,277
The Coca-Cola Company	235,856	16,488,693
The Vita Coco Company, Inc. (A)	4,642	246,072
Zevia PBC, Class A (A)	5,713	13,254
		66,709,749
Consumer staples distribution and retail – 1.5%
Aeon Company, Ltd.	257,079	4,061,104
Albertsons Companies, Inc., Class A	58,333	1,001,578
BJ's Wholesale Club Holdings, Inc. (A)	19,432	1,749,463
Carrefour SA	68,004	1,134,685
Casey's General Stores, Inc.	5,484	3,031,062
Coles Group, Ltd.	154,945	2,214,669
Costco Wholesale Corp.	26,999	23,282,318
Dollar General Corp.	13,409	1,780,313
Dollar Tree, Inc. (A)	11,556	1,421,504
Grocery Outlet Holding Corp. (A)	9,269	93,617
Ingles Markets, Inc., Class A	1,429	97,958
J Sainsbury PLC	198,442	869,417
Jeronimo Martins SGPS SA	32,692	777,950
Kesko OYJ, B Shares	31,532	711,498
Kobe Bussan Company, Ltd.	17,372	418,156
Koninklijke Ahold Delhaize NV	103,549	4,246,222
Maplebear, Inc. (A)	27,105	1,219,183
Marks & Spencer Group PLC	237,481	1,056,799
MatsukiyoCocokara & Company	37,892	655,778
Natural Grocers by Vitamin Cottage, Inc.	1,301	32,590
Performance Food Group Company (A)	23,128	2,079,670
PriceSmart, Inc.	2,504	307,166
Seven & i Holdings Company, Ltd.	240,550	3,455,984
Sprouts Farmers Market, Inc. (A)	14,361	1,144,141
Sysco Corp.	29,173	2,149,758
Target Corp.	27,683	2,706,013
Tesco PLC	750,426	4,462,656
The Andersons, Inc.	3,198	170,038
The Chefs' Warehouse, Inc. (A)	3,561	221,957
The Kroger Company	37,142	2,320,632
U.S. Foods Holding Corp. (A)	32,882	2,476,672
United Natural Foods, Inc. (A)	5,842	196,700
Village Super Market, Inc., Class A	926	32,776
Walmart, Inc.	267,147	29,762,847
Weis Markets, Inc.	1,379	88,380
Woolworths Group, Ltd.	141,028	2,759,213
		104,190,467
Food products – 1.1%
Ajinomoto Company, Inc.	104,488	2,208,875
Alico, Inc.	600	21,828
Archer-Daniels-Midland Company	29,277	1,683,135
Associated British Foods PLC	37,190	1,062,270
B&G Foods, Inc. (C)	7,552	32,474
Barry Callebaut AG (C)	412	673,583
Beyond Meat, Inc. (A)(C)	37,637	30,862
BRC, Inc., Class A (A)	10,423	11,570
Bunge Global SA	8,246	734,554
Calavo Growers, Inc.	1,651	35,909
Cal-Maine Foods, Inc.	4,286	341,037
Chocoladefabriken Lindt & Spruengli AG	12	1,759,871
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	108	1,578,082
Conagra Brands, Inc.	29,145	504,500
Danone SA	74,732	6,740,752
Darling Ingredients, Inc. (A)	23,331	839,916
Dole PLC	7,985	119,695

The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Flowers Foods, Inc.	31,146	$338,868
Fresh Del Monte Produce, Inc.	3,172	113,018
General Mills, Inc.	32,499	1,511,204
Hormel Foods Corp.	17,759	420,888
Ingredion, Inc.	9,370	1,033,136
J&J Snack Foods Corp.	1,518	137,182
JDE Peet's NV	19,726	737,711
John B Sanfilippo & Son, Inc.	743	52,456
Kerry Group PLC, Class A	18,724	1,711,048
Kikkoman Corp.	78,341	711,384
Lamb Weston Holdings, Inc.	8,490	355,646
Lifeway Foods, Inc. (A)	525	12,721
Limoneira Company	1,909	24,101
Lotus Bakeries NV	47	432,617
Mama's Creations, Inc. (A)	3,726	50,264
McCormick & Company, Inc.	15,428	1,050,801
Mission Produce, Inc. (A)	4,275	49,590
Mondelez International, Inc., Class A	78,612	4,231,684
Mowi ASA	53,730	1,292,471
Nestle SA	297,451	29,524,725
Orkla ASA	80,930	901,215
Pilgrim's Pride Corp.	6,307	245,910
Post Holdings, Inc. (A)	7,050	698,303
Salmar ASA	7,815	477,638
Seneca Foods Corp., Class A (A)	443	49,009
SunOpta, Inc. (A)	9,641	36,636
The Campbell's Company	11,971	333,632
The Hain Celestial Group, Inc. (A)	9,785	10,470
The Hershey Company	9,027	1,642,733
The J.M. Smucker Company	6,499	635,667
The Kraft Heinz Company	51,924	1,259,157
The Magnum Ice Cream Company NV (London Stock Exchange) (A)	56,612	898,552
The Marzetti Company	4,947	813,386
The Simply Good Foods Company (A)	9,043	181,583
Tootsie Roll Industries, Inc.	1,805	66,117
TreeHouse Foods, Inc. (A)	4,900	115,591
Tyson Foods, Inc., Class A	17,244	1,010,843
Utz Brands, Inc.	7,134	74,051
Vital Farms, Inc. (A)	3,372	107,702
Westrock Coffee Company (A)	4,041	16,447
WH Group, Ltd. (B)	962,780	1,072,550
Wilmar International, Ltd.	221,782	530,426
		73,348,046
Household products – 0.6%
Central Garden & Pet Company (A)	1,024	32,922
Central Garden & Pet Company, Class A (A)	4,757	138,857
Church & Dwight Company, Inc.	14,629	1,226,642
Colgate-Palmolive Company	49,107	3,880,435
Energizer Holdings, Inc.	6,123	121,786
Essity AB, B Shares	69,598	2,001,036
Henkel AG & Company KGaA	11,997	913,046
Kimberly-Clark Corp.	20,217	2,039,693
Oil-Dri Corp. of America	978	47,863
Reckitt Benckiser Group PLC	77,941	6,306,936
Spectrum Brands Holdings, Inc.	2,294	135,530
The Clorox Company	7,431	749,268
The Procter & Gamble Company	142,359	20,401,468
Unicharm Corp.	129,011	737,054
WD-40 Company	1,331	262,074
		38,994,610
Personal care products – 0.5%
Beiersdorf AG	11,203	1,230,282
BellRing Brands, Inc. (A)	18,581	496,670
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal care products (continued)
Coty, Inc., Class A (A)	54,180	$166,874
e.l.f. Beauty, Inc. (A)	8,796	668,848
Edgewell Personal Care Company	4,425	75,446
Herbalife, Ltd. (A)	9,932	128,023
Interparfums, Inc.	1,814	153,882
Kao Corp.	53,786	2,146,683
Kenvue, Inc.	116,714	2,013,317
L'Oreal SA	27,729	11,904,494
Medifast, Inc. (A)	1,230	13,136
Nature's Sunshine Products, Inc. (A)	1,670	36,039
Nu Skin Enterprises, Inc., Class A	4,610	44,348
Olaplex Holdings, Inc. (A)	14,967	20,056
Shiseido Company, Ltd.	46,179	672,039
The Beauty Health Company (A)	12,001	16,681
The Estee Lauder Companies, Inc., Class A	14,978	1,568,496
The Honest Company, Inc. (A)	9,335	24,084
Unilever PLC	251,610	16,439,495
USANA Health Sciences, Inc. (A)	1,188	23,320
		37,842,213
Tobacco – 0.6%
Altria Group, Inc.	102,266	5,896,658
British American Tobacco PLC	252,377	14,307,423
Imperial Brands PLC	88,354	3,710,001
Japan Tobacco, Inc. (C)	138,535	4,979,265
Philip Morris International, Inc.	94,834	15,211,374
Turning Point Brands, Inc.	1,686	182,762
Universal Corp.	2,320	122,380
		44,409,863
		365,494,948
Energy – 3.0%
Energy equipment and services – 0.3%
Archrock, Inc.	16,787	436,798
Atlas Energy Solutions, Inc.	7,752	73,024
Baker Hughes Company	60,116	2,737,683
Borr Drilling, Ltd. (A)	26,106	105,207
Bristow Group, Inc. (A)	2,789	102,133
Cactus, Inc., Class A	6,679	305,097
Core Laboratories, Inc.	4,611	73,914
DMC Global, Inc. (A)	2,152	14,397
Expro Group Holdings NV (A)	8,758	116,919
Flowco Holdings, Inc., Class A	2,065	38,698
Forum Energy Technologies, Inc. (A)	1,047	38,687
Halliburton Company	51,272	1,448,947
Helix Energy Solutions Group, Inc. (A)	13,533	84,852
Helmerich & Payne, Inc.	9,399	269,563
Innovex International, Inc. (A)	3,840	83,981
Kodiak Gas Services, Inc.	8,213	307,166
Liberty Energy, Inc.	15,372	283,767
Nabors Industries, Ltd. (A)	1,382	75,043
National Energy Services Reunited Corp. (A)	5,986	93,741
Natural Gas Services Group, Inc.	969	32,607
Noble Corp. PLC	12,256	346,109
NOV, Inc.	53,798	840,863
Oceaneering International, Inc. (A)	9,669	232,346
Oil States International, Inc. (A)	5,397	36,538
Patterson-UTI Energy, Inc.	33,875	206,976
ProFrac Holding Corp., Class A (A)	3,044	11,841
ProPetro Holding Corp. (A)	7,715	73,370
Ranger Energy Services, Inc., Class A	2,078	29,050
RPC, Inc.	9,235	50,238
Seadrill, Ltd. (A)	6,134	212,236
Select Water Solutions, Inc.	9,218	96,973

The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
SLB, Ltd.	91,015	$3,493,156
Solaris Energy Infrastructure, Inc.	4,119	189,350
TechnipFMC PLC	59,663	2,658,583
Tenaris SA	43,314	835,781
TETRA Technologies, Inc. (A)	12,418	116,357
Tidewater, Inc. (A)	4,797	242,296
Transocean, Ltd. (A)	90,144	372,295
Valaris, Ltd. (A)	15,581	785,282
Weatherford International PLC	10,580	827,991
		18,379,855
Oil, gas and consumable fuels – 2.7%
Aker BP ASA	36,482	928,326
Antero Midstream Corp.	49,172	874,770
Antero Resources Corp. (A)	43,225	1,489,534
APA Corp.	21,607	528,507
Ardmore Shipping Corp.	3,384	35,837
BKV Corp. (A)	2,251	61,115
BP PLC	1,816,347	10,592,869
California Resources Corp.	7,142	319,319
Calumet, Inc. (A)	6,756	134,242
Centrus Energy Corp., Class A (A)	1,642	398,612
Chevron Corp.	115,307	17,573,940
Chord Energy Corp.	8,387	777,475
Civitas Resources, Inc.	11,323	306,740
Clean Energy Fuels Corp. (A)	17,604	36,968
CNX Resources Corp. (A)	32,577	1,197,856
Comstock Resources, Inc. (A)	7,247	167,985
ConocoPhillips	75,282	7,047,148
Core Natural Resources, Inc.	4,967	439,629
Coterra Energy, Inc.	46,385	1,220,853
Crescent Energy Company, Class A	22,998	192,953
CVR Energy, Inc. (A)	3,011	76,600
Delek US Holdings, Inc.	5,823	172,710
Devon Energy Corp.	38,217	1,399,889
DHT Holdings, Inc.	13,108	160,049
Diamondback Energy, Inc.	11,347	1,705,795
Diversified Energy Company	6,235	90,283
Dorian LPG, Ltd.	3,610	87,867
DT Midstream, Inc.	14,996	1,794,721
Encore Energy Corp. (A)	18,519	45,927
ENEOS Holdings, Inc.	312,491	2,210,906
Energy Fuels, Inc. (A)	22,271	323,820
Eni SpA	236,135	4,476,203
EOG Resources, Inc.	33,056	3,471,211
EQT Corp.	38,020	2,037,872
Equinor ASA	88,552	2,088,216
Evolution Petroleum Corp.	4,702	16,645
Excelerate Energy, Inc., Class A	2,334	65,469
Expand Energy Corp.	14,510	1,601,324
Exxon Mobil Corp.	256,918	30,917,512
FLEX LNG, Ltd. (New York Stock Exchange) (A)	3,030	75,599
Galp Energia SGPS SA	48,171	829,520
Gevo, Inc. (A)	22,081	44,162
Golar LNG, Ltd.	9,508	353,793
Granite Ridge Resources, Inc.	5,930	27,871
Green Plains, Inc. (A)	6,601	64,690
Gulfport Energy Corp. (A)	1,548	321,969
HF Sinclair Corp.	23,061	1,062,651
HighPeak Energy, Inc.	2,872	13,613
Idemitsu Kosan Company, Ltd.	89,271	675,895
Infinity Natural Resources, Inc., Class A (A)	1,590	23,421
Inpex Corp. (C)	101,755	2,035,153
International Seaways, Inc.	3,905	189,588
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Kinder Morgan, Inc.	119,272	$3,278,787
Kinetik Holdings, Inc.	4,353	156,926
Kosmos Energy, Ltd. (A)	48,511	44,019
Lightbridge Corp. (A)	2,618	33,092
Magnolia Oil & Gas Corp., Class A	17,596	385,176
Marathon Petroleum Corp.	18,313	2,978,243
Matador Resources Company	17,229	731,199
Murphy Oil Corp.	32,940	1,029,375
NACCO Industries, Inc., Class A	423	20,744
Navigator Holdings, Ltd.	3,136	54,316
Neste OYJ	48,842	1,104,958
New Fortress Energy, Inc. (A)(C)	17,535	19,990
NextDecade Corp. (A)	13,450	70,882
Nordic American Tankers, Ltd.	19,841	68,253
Northern Oil and Gas, Inc.	9,375	201,281
Occidental Petroleum Corp.	43,817	1,801,755
OMV AG	17,002	946,117
ONEOK, Inc.	38,335	2,817,623
Ovintiv, Inc.	37,353	1,463,864
Par Pacific Holdings, Inc. (A)	4,852	170,499
PBF Energy, Inc., Class A	20,310	550,807
Peabody Energy Corp.	11,917	353,935
Permian Resources Corp.	102,414	1,436,868
Phillips 66	24,547	3,167,545
Range Resources Corp.	34,946	1,232,196
Repsol SA	130,268	2,430,594
REX American Resources Corp. (A)	2,835	91,627
Riley Exploration Permian, Inc.	1,552	40,973
Sable Offshore Corp. (A)	7,343	66,234
SandRidge Energy, Inc.	3,585	51,732
Santos, Ltd.	374,944	1,539,965
Scorpio Tankers, Inc.	4,385	222,890
SFL Corp., Ltd.	11,860	92,627
Shell PLC	668,709	24,643,436
SM Energy Company	11,154	208,580
Summit Midstream Corp. (A)	987	26,333
Talos Energy, Inc. (A)	12,948	142,687
Targa Resources Corp.	13,078	2,412,891
Teekay Corp., Ltd.	5,196	46,920
Teekay Tankers, Ltd., Class A	2,326	124,255
Texas Pacific Land Corp.	3,528	1,013,312
The Williams Companies, Inc.	74,399	4,472,124
TotalEnergies SE	229,269	14,947,878
Uranium Energy Corp. (A)	46,526	543,424
VAALCO Energy, Inc.	10,755	39,148
Valero Energy Corp.	18,582	3,024,964
Viper Energy, Inc., Class A	24,842	959,646
Vitesse Energy, Inc. (C)	2,941	56,644
W&T Offshore, Inc. (C)	11,060	18,028
Woodside Energy Group, Ltd.	219,476	3,422,202
World Kinect Corp.	5,299	124,156
		187,667,342
		206,047,197
Financials – 17.3%
Banks – 7.8%
1st Source Corp.	1,830	114,357
ABN AMRO Bank NV (B)	67,321	2,352,120
ACNB Corp.	1,004	48,543
AIB Group PLC	246,682	2,637,116
Amalgamated Financial Corp.	2,218	71,043
Amerant Bancorp, Inc.	3,638	70,977
Ameris Bancorp	6,320	469,386
Ames National Corp.	960	22,042
ANZ Group Holdings, Ltd.	344,437	8,327,662
Arrow Financial Corp.	1,632	51,245

The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Associated Banc-Corp.	39,954	$1,029,215
Atlantic Union Bankshares Corp.	13,726	484,528
Axos Financial, Inc. (A)	5,271	454,149
Banc of California, Inc.	12,170	234,759
Banca Monte dei Paschi di Siena SpA	228,003	2,427,592
BancFirst Corp.	2,069	219,355
Banco Bilbao Vizcaya Argentaria SA	665,352	15,607,294
Banco BPM SpA	131,192	1,992,140
Banco Comercial Portugues SA	872,431	918,371
Banco de Sabadell SA	579,967	2,285,562
Banco Santander SA	1,718,460	20,227,113
Bank First Corp.	894	108,907
Bank Hapoalim BM	144,376	3,265,360
Bank Leumi Le-Israel BM	171,911	3,788,522
Bank of America Corp.	409,293	22,511,115
Bank of Hawaii Corp.	3,748	256,251
Bank of Ireland Group PLC	110,153	2,106,709
Bank of Marin Bancorp	1,551	40,342
Bank OZK	15,617	718,694
Bank7 Corp.	450	18,441
BankFinancial Corp.	1,589	19,068
Bankinter SA	77,828	1,290,014
BankUnited, Inc.	7,220	321,795
Bankwell Financial Group, Inc.	703	32,211
Banner Corp.	3,236	202,768
Banque Cantonale Vaudoise	3,477	439,562
Bar Harbor Bankshares	1,754	54,462
Barclays PLC	1,611,968	10,318,414
BayCom Corp.	1,196	35,162
BCB Bancorp, Inc.	2,383	19,231
Beacon Financial Corp.	8,007	211,145
Blue Foundry Bancorp (A)	2,294	28,514
Blue Ridge Bankshares, Inc.	6,796	29,019
BNP Paribas SA	116,036	10,977,815
BOC Hong Kong Holdings, Ltd.	427,209	2,168,080
BPER Banca SpA	170,081	2,298,216
Bridgewater Bancshares, Inc. (A)	2,213	38,794
Burke & Herbert Financial Services Corp.	1,334	83,122
Business First Bancshares, Inc.	2,878	75,231
BV Financial, Inc. (A)	904	16,399
Byline Bancorp, Inc.	3,118	90,890
C&F Financial Corp.	302	21,922
Cadence Bank	45,378	1,943,994
CaixaBank SA	449,903	5,500,569
California BanCorp	2,221	41,466
Camden National Corp.	1,668	72,358
Capital Bancorp, Inc.	1,301	36,649
Capital City Bank Group, Inc.	1,478	62,918
Capitol Federal Financial, Inc.	12,047	82,040
Carter Bankshares, Inc. (A)	2,336	45,926
Cathay General Bancorp	6,390	309,212
CB Financial Services, Inc.	476	16,593
Central Pacific Financial Corp.	2,543	79,240
CF Bankshares, Inc.	530	13,224
Chemung Financial Corp.	466	26,003
ChoiceOne Financial Services, Inc.	1,383	40,826
Citigroup, Inc.	109,008	12,720,144
Citizens & Northern Corp.	1,898	38,283
Citizens Community Bancorp, Inc.	1,009	17,980
Citizens Financial Group, Inc.	26,166	1,528,356
Citizens Financial Services, Inc.	460	26,229
City Holding Company	1,341	159,847
Civista Bancshares, Inc.	1,969	43,751
CNB Financial Corp.	2,837	74,244
Coastal Financial Corp. (A)	1,258	144,154
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
CoastalSouth Bancshares, Inc. (A)	611	$14,206
Colony Bankcorp, Inc.	1,917	34,161
Columbia Banking System, Inc.	44,118	1,233,098
Columbia Financial, Inc. (A)	3,069	47,692
Comerica, Inc.	18,841	1,637,848
Commerce Bancshares, Inc.	19,071	998,168
Commercial Bancgroup, Inc. (A)	857	21,048
Commerzbank AG	84,608	3,570,848
Commonwealth Bank of Australia	193,196	20,621,552
Community Financial System, Inc.	5,175	297,252
Community Trust Bancorp, Inc.	1,626	91,869
Community West Bancshares	1,664	37,440
ConnectOne Bancorp, Inc.	4,691	122,998
Credit Agricole SA	123,191	2,536,239
Cullen/Frost Bankers, Inc.	9,431	1,194,248
Customers Bancorp, Inc. (A)	3,091	226,014
CVB Financial Corp.	12,780	237,708
Danske Bank A/S	77,118	3,850,986
DBS Group Holdings, Ltd.	245,700	10,762,795
Dime Community Bancshares, Inc.	3,919	117,923
DNB Bank ASA	102,351	2,851,577
Eagle Bancorp Montana, Inc.	802	15,960
Eagle Bancorp, Inc.	2,786	59,676
Eagle Financial Services, Inc.	466	18,544
East West Bancorp, Inc.	20,293	2,280,730
Eastern Bankshares, Inc.	21,364	393,739
Enterprise Financial Services Corp.	3,580	193,320
Equity Bancshares, Inc., Class A	1,556	69,475
Erste Group Bank AG	35,544	4,262,059
Esquire Financial Holdings, Inc.	697	71,143
Farmers & Merchants Bancorp, Inc.	1,442	35,646
Farmers National Banc Corp.	4,065	54,146
FB Bancorp, Inc. (A)	1,755	22,552
FB Financial Corp.	4,019	224,260
Fidelity D&D Bancorp, Inc.	502	21,852
Fifth Third Bancorp	40,270	1,885,039
Financial Institutions, Inc.	1,916	59,722
FinecoBank SpA	70,604	1,829,318
Finward Bancorp	377	13,267
First Bancorp (North Carolina)	3,924	199,300
First Bancorp (Puerto Rico)	15,518	321,688
First Bank	2,323	38,237
First Busey Corp.	8,109	192,913
First Business Financial Services, Inc.	805	43,712
First Capital, Inc.	346	20,483
First Commonwealth Financial Corp.	10,169	171,449
First Community Bankshares, Inc.	1,797	60,613
First Community Corp.	736	21,822
First Financial Bancorp	9,327	233,362
First Financial Bankshares, Inc.	32,432	968,744
First Financial Corp.	1,050	63,441
First Foundation, Inc. (A)	6,450	39,732
First Horizon Corp.	72,623	1,735,690
First Internet Bancorp	943	19,680
First Interstate BancSystem, Inc., Class A	8,488	293,685
First Merchants Corp.	5,640	211,387
First Mid Bancshares, Inc.	2,277	88,803
First National Corp.	803	20,268
First Savings Financial Group, Inc.	554	17,650
First United Corp.	595	22,277
First Western Financial, Inc. (A)	822	22,038
Firstsun Capital Bancorp (A)	1,284	48,323
Five Star Bancorp	1,631	58,357
Flagstar Bank NA	73,699	927,870
Flushing Financial Corp.	3,031	45,980

The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
FNB Corp.	52,823	$903,273
Franklin Financial Services Corp.	399	20,030
FS Bancorp, Inc.	730	30,054
Fulton Financial Corp.	17,282	334,061
FVCBankcorp, Inc.	1,809	25,163
GBank Financial Holdings, Inc. (A)	911	30,874
German American Bancorp, Inc.	3,626	142,067
Glacier Bancorp, Inc.	31,419	1,384,007
Great Southern Bancorp, Inc.	866	53,311
Greene County Bancorp, Inc.	826	18,362
Hancock Whitney Corp.	20,384	1,298,053
Hang Seng Bank, Ltd.	86,619	1,708,783
Hanmi Financial Corp.	2,913	78,738
Hawthorn Bancshares, Inc.	618	21,556
HBT Financial, Inc.	1,310	33,864
Heritage Commerce Corp.	5,587	67,100
Heritage Financial Corp.	3,331	78,778
Hilltop Holdings, Inc.	4,230	143,566
Home Bancorp, Inc.	688	39,766
Home BancShares, Inc.	45,052	1,251,545
HomeTrust Bancshares, Inc.	1,664	71,452
Hope Bancorp, Inc.	12,155	133,219
Horizon Bancorp, Inc.	5,118	86,801
HSBC Holdings PLC	1,987,374	31,273,183
Huntington Bancshares, Inc.	95,780	1,661,783
Independent Bank Corp. (Massachusetts)	4,827	352,757
Independent Bank Corp. (Michigan)	1,910	62,132
ING Groep NV	348,828	9,804,937
International Bancshares Corp.	13,284	882,589
Intesa Sanpaolo SpA	1,644,301	11,362,287
Investar Holding Corp.	913	24,395
Israel Discount Bank, Ltd., Class A	141,218	1,499,670
Japan Post Bank Company, Ltd.	206,413	2,905,691
John Marshall Bancorp, Inc.	1,302	26,027
JPMorgan Chase & Co.	165,846	53,438,898
KBC Group NV	26,512	3,452,815
Kearny Financial Corp.	5,490	40,681
KeyCorp	56,596	1,168,141
Lakeland Financial Corp.	2,465	140,653
Landmark Bancorp, Inc.	490	12,833
LCNB Corp.	1,473	24,142
LINKBANCORP, Inc.	2,292	18,932
Live Oak Bancshares, Inc.	3,487	119,778
Lloyds Banking Group PLC	6,834,757	9,040,430
M&T Bank Corp.	9,364	1,886,659
MainStreet Bancshares, Inc.	804	16,369
Mechanics Bancorp, Class A	4,798	70,195
Mercantile Bank Corp.	1,591	76,527
Meridian Corp.	945	16,613
Metrocity Bankshares, Inc.	2,242	59,503
Metropolitan Bank Holding Corp.	875	66,815
Mid Penn Bancorp, Inc.	1,907	59,155
Middlefield Banc Corp.	780	26,941
Midland States Bancorp, Inc.	2,115	44,775
MidWestOne Financial Group, Inc.	1,593	61,331
Mitsubishi UFJ Financial Group, Inc.	1,323,518	21,005,648
Mizrahi Tefahot Bank, Ltd.	18,006	1,258,028
Mizuho Financial Group, Inc.	287,445	10,490,178
MVB Financial Corp.	1,151	29,730
National Australia Bank, Ltd.	353,617	9,942,556
National Bank Holdings Corp., Class A	3,667	139,383
National Bankshares, Inc.	709	23,773
NatWest Group PLC	927,631	8,137,438
NB Bancorp, Inc.	3,985	78,990
NBT Bancorp, Inc.	5,007	207,891
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Nicolet Bankshares, Inc.	1,289	$156,356
Nordea Bank ABP	358,522	6,745,321
Northeast Bank	727	75,557
Northeast Community Bancorp, Inc.	1,299	29,370
Northfield Bancorp, Inc.	3,767	43,057
Northpointe Bancshares, Inc.	2,030	34,063
Northrim BanCorp, Inc.	2,033	54,098
Northwest Bancshares, Inc.	13,672	164,064
Norwood Financial Corp.	923	25,890
Oak Valley Bancorp	738	22,184
OceanFirst Financial Corp.	5,433	97,522
OFG Bancorp	4,261	174,616
Ohio Valley Banc Corp.	409	16,352
Old National Bancorp	84,903	1,894,186
Old Second Bancorp, Inc.	4,958	96,681
OP Bancorp	1,276	18,017
Orange County Bancorp, Inc.	1,203	34,346
Origin Bancorp, Inc.	2,905	109,257
Orrstown Financial Services, Inc.	1,695	60,037
Oversea-Chinese Banking Corp., Ltd.	390,931	6,005,960
Park National Corp.	1,458	221,878
Parke Bancorp, Inc.	1,138	28,496
Pathward Financial, Inc.	2,179	154,709
Patriot National Bancorp, Inc. (A)	6,890	12,540
PCB Bancorp	1,237	26,781
Peapack-Gladstone Financial Corp.	1,584	44,114
Peoples Bancorp, Inc.	3,428	102,943
Peoples Financial Services Corp.	953	46,421
Pinnacle Financial Partners, Inc.	11,345	1,082,426
Pioneer Bancorp, Inc. (A)	1,189	16,028
Plumas Bancorp	717	32,043
Ponce Financial Group, Inc. (A)	2,113	34,548
Preferred Bank	1,104	104,251
Primis Financial Corp.	2,366	32,911
Princeton Bancorp, Inc.	604	20,953
Prosperity Bancshares, Inc.	14,010	968,231
Provident Financial Services, Inc.	12,599	248,830
QCR Holdings, Inc.	1,597	133,030
Raiffeisen Bank International AG	15,190	676,815
RBB Bancorp	1,763	36,388
Red River Bancshares, Inc.	484	34,572
Regions Financial Corp.	53,418	1,447,628
Renasant Corp.	9,085	319,974
Republic Bancorp, Inc., Class A	846	58,366
Resona Holdings, Inc.	239,716	2,281,548
Richmond Mutual BanCorp, Inc.	936	13,141
S&T Bancorp, Inc.	3,708	145,910
Seacoast Banking Corp. of Florida	8,439	265,153
ServisFirst Bancshares, Inc.	5,059	363,186
Shore Bancshares, Inc.	3,164	55,940
Sierra Bancorp	1,340	43,791
Simmons First National Corp., Class A	14,200	267,670
Skandinaviska Enskilda Banken AB, A Shares	174,775	3,684,901
SmartFinancial, Inc.	1,509	55,818
Societe Generale SA	81,582	6,567,675
South Plains Financial, Inc.	1,359	52,729
Southern First Bancshares, Inc. (A)	759	39,104
Southern Missouri Bancorp, Inc.	969	57,287
Southside Bancshares, Inc.	2,937	89,255
SouthState Bank Corp.	14,825	1,395,181
SR Bancorp, Inc.	792	12,466
Standard Chartered PLC	224,669	5,482,022
Stellar Bancorp, Inc.	4,565	141,241
Stock Yards Bancorp, Inc.	2,605	169,195

The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.	423,059	$13,606,175
Sumitomo Mitsui Trust Group, Inc.	73,291	2,233,532
Svenska Handelsbanken AB, A Shares	168,388	2,439,526
Swedbank AB, A Shares	98,014	3,400,597
Synovus Financial Corp.	20,474	1,024,724
Texas Capital Bancshares, Inc. (A)	11,092	1,004,270
The Bancorp, Inc. (A)	4,121	278,250
The Bank of NT Butterfield & Son, Ltd.	4,049	201,721
The Chiba Bank, Ltd.	65,095	726,481
The First Bancorp, Inc.	1,356	35,853
The Hingham Institution for Savings (C)	157	44,582
The PNC Financial Services Group, Inc.	23,891	4,986,768
Third Coast Bancshares, Inc. (A)	1,265	48,083
Timberland Bancorp, Inc.	836	29,929
Tompkins Financial Corp.	1,340	97,177
Towne Bank	7,292	243,334
TriCo Bancshares	3,027	143,389
Triumph Financial, Inc. (A)	2,229	139,602
Truist Financial Corp.	77,932	3,835,034
Trustmark Corp.	5,402	210,408
U.S. Bancorp	94,698	5,053,085
UMB Financial Corp.	17,518	2,015,271
UniCredit SpA	161,846	13,405,169
United Bankshares, Inc.	33,957	1,303,949
United Community Banks, Inc.	11,944	372,892
United Overseas Bank, Ltd.	144,703	3,941,061
Unity Bancorp, Inc.	749	38,738
Univest Financial Corp.	2,882	94,357
USCB Financial Holdings, Inc.	1,300	23,946
Valley National Bancorp	117,229	1,369,235
Virginia National Bankshares Corp.	505	20,124
WaFd, Inc.	7,553	241,923
Washington Trust Bancorp, Inc.	1,748	51,653
Webster Financial Corp.	23,789	1,497,280
Wells Fargo & Company	191,240	17,823,568
WesBanco, Inc.	9,101	302,517
West BanCorp, Inc.	1,645	36,503
Westamerica BanCorp	2,339	111,874
Western Alliance Bancorp	15,224	1,279,882
Western New England Bancorp, Inc.	1,934	24,407
Westpac Banking Corp.	394,868	10,132,911
Wintrust Financial Corp.	9,878	1,381,142
WSFS Financial Corp.	5,353	295,700
Yokohama Financial Group, Inc.	118,928	983,179
Zions Bancorp NA	21,775	1,274,709
		542,253,580
Capital markets – 3.1%
3i Group PLC	114,677	5,028,451
Acadian Asset Management, Inc.	2,624	123,328
Affiliated Managers Group, Inc.	4,149	1,196,074
AlTi Global, Inc. (A)	4,615	21,414
Ameriprise Financial, Inc.	5,660	2,775,324
Amundi SA (B)	7,115	588,053
Ares Management Corp., Class A	12,551	2,028,618
Artisan Partners Asset Management, Inc., Class A	6,047	246,355
ASX, Ltd.	22,432	768,121
Bakkt Holdings, Inc. (A)	1,414	14,197
BGC Group, Inc., Class A	35,305	315,274
BlackRock, Inc.	8,790	9,408,289
Cboe Global Markets, Inc.	6,375	1,600,125
CME Group, Inc.	21,968	5,999,021
Cohen & Steers, Inc.	2,743	172,206
Coinbase Global, Inc., Class A (A)	13,900	3,143,346
CVC Capital Partners PLC (B)	24,542	411,018
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Daiwa Securities Group, Inc.	154,004	$1,349,659
Deutsche Bank AG	213,674	8,234,807
Deutsche Boerse AG	21,739	5,713,471
Diamond Hill Investment Group, Inc.	265	44,918
DigitalBridge Group, Inc.	17,348	266,118
Donnelley Financial Solutions, Inc. (A)	2,508	117,099
EQT AB	57,013	2,227,272
Euronext NV (B)	8,792	1,320,715
Evercore, Inc., Class A	5,705	1,941,126
FactSet Research Systems, Inc.	2,282	662,214
Federated Hermes, Inc.	10,900	567,563
Forge Global Holdings, Inc. (A)	1,084	48,303
Franklin Resources, Inc.	18,727	447,388
Futu Holdings, Ltd., ADR (A)	6,565	1,078,039
GCM Grosvenor, Inc., Class A	5,418	61,332
Hamilton Lane, Inc., Class A	6,031	810,024
Hong Kong Exchanges & Clearing, Ltd.	139,049	7,275,231
Houlihan Lokey, Inc.	8,040	1,400,488
Innventure, Inc. (A)(C)	2,820	11,788
Interactive Brokers Group, Inc., Class A	27,133	1,744,923
Intercontinental Exchange, Inc.	34,737	5,626,005
Invesco, Ltd.	27,117	712,364
Janus Henderson Group PLC	18,227	867,058
Japan Exchange Group, Inc.	114,564	1,222,805
Jefferies Financial Group, Inc.	24,340	1,508,350
Julius Baer Group, Ltd.	23,782	1,858,106
KKR & Company, Inc.	41,814	5,330,449
London Stock Exchange Group PLC	53,938	6,488,123
Macquarie Group, Ltd.	41,801	5,648,573
Marex Group PLC	5,344	204,996
Miami International Holdings, Inc. (A)	2,334	103,583
Moelis & Company, Class A	7,216	496,028
Moody's Corp.	9,347	4,774,915
Morgan Stanley	73,586	13,063,723
Morningstar, Inc.	3,518	764,497
MSCI, Inc.	4,578	2,626,536
Nasdaq, Inc.	27,481	2,669,230
Nomura Holdings, Inc.	346,961	2,890,348
Northern Trust Corp.	11,521	1,573,653
Open Lending Corp. (A)	10,892	16,883
P10, Inc., Class A	5,704	55,956
Partners Group Holding AG	2,620	3,214,689
Patria Investments, Ltd., Class A	6,510	103,444
Perella Weinberg Partners	6,147	106,343
Piper Sandler Companies	1,696	576,148
PJT Partners, Inc., Class A	2,229	372,689
Raymond James Financial, Inc.	10,742	1,725,058
Robinhood Markets, Inc., Class A (A)	47,906	5,418,169
S&P Global, Inc.	18,886	9,869,635
SBI Holdings, Inc.	64,812	1,396,698
Schroders PLC	83,679	457,428
SEI Investments Company	13,724	1,125,642
Silvercrest Asset Management Group, Inc., Class A	1,144	17,377
Singapore Exchange, Ltd.	98,974	1,302,886
State Street Corp.	17,016	2,195,234
StepStone Group, Inc., Class A	6,818	437,511
Stifel Financial Corp.	15,019	1,880,679
StoneX Group, Inc. (A)	4,771	453,865
T. Rowe Price Group, Inc.	13,295	1,361,142
The Bank of New York Mellon Corp.	42,484	4,931,968
The Blackstone Group, Inc.	44,988	6,934,450
The Carlyle Group, Inc.	38,273	2,262,317
The Charles Schwab Corp.	101,759	10,166,742
The Goldman Sachs Group, Inc.	18,272	16,061,088

The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
UBS Group AG	366,486	$16,922,333
Victory Capital Holdings, Inc., Class A	4,295	270,972
Virtus Investment Partners, Inc.	618	100,827
Webull Corp. (A)	26,621	206,845
Westwood Holdings Group, Inc.	869	14,955
WisdomTree, Inc.	11,945	145,610
		217,696,617
Consumer finance – 0.4%
Ally Financial, Inc.	41,346	1,872,560
American Express Company	32,734	12,109,943
Atlanticus Holdings Corp. (A)	536	35,885
Bread Financial Holdings, Inc.	4,423	327,435
Capital One Financial Corp.	38,730	9,386,603
Dave, Inc. (A)	1,009	223,403
Encore Capital Group, Inc. (A)	2,185	118,755
Enova International, Inc. (A)	2,343	368,320
FirstCash Holdings, Inc.	9,579	1,526,701
Green Dot Corp., Class A (A)	5,205	66,676
Jefferson Capital, Inc.	854	19,078
LendingClub Corp. (A)	11,011	208,548
LendingTree, Inc. (A)	1,070	56,806
Medallion Financial Corp.	1,843	18,964
Navient Corp.	6,667	86,671
Nelnet, Inc., Class A	1,091	145,059
NerdWallet, Inc., Class A (A)	4,222	57,208
Oportun Financial Corp. (A)	4,063	21,493
OppFi, Inc.	2,598	27,175
PRA Group, Inc. (A)	3,830	67,753
PROG Holdings, Inc.	3,834	113,065
Regional Management Corp.	875	33,906
SLM Corp.	29,946	810,339
Synchrony Financial	21,943	1,830,704
Upstart Holdings, Inc. (A)	8,302	363,046
World Acceptance Corp. (A)	296	41,555
		29,937,651
Financial services – 2.6%
Acacia Research Corp. (A)	4,203	15,719
Adyen NV (A)(B)	2,911	4,694,204
Alerus Financial Corp.	2,297	51,728
Apollo Global Management, Inc.	28,289	4,095,116
Banca Mediolanum SpA	25,815	586,169
Banco Latinoamericano de Comercio Exterior SA, Class E	2,746	122,472
Berkshire Hathaway, Inc., Class B (A)	111,715	56,153,545
Better Home & Finance Holding Company (A)	552	17,984
Block, Inc. (A)	33,365	2,171,728
Burford Capital, Ltd.	19,724	175,938
Cannae Holdings, Inc.	4,778	75,158
Cantaloupe, Inc. (A)	5,503	58,442
Cass Information Systems, Inc.	1,201	49,866
Compass Diversified Holdings	7,106	34,109
Corebridge Financial, Inc.	39,431	1,189,633
Corpay, Inc. (A)	4,262	1,282,564
Edenred SE	27,694	612,202
Enact Holdings, Inc.	2,814	111,547
Equitable Holdings, Inc.	42,261	2,013,737
Essent Group, Ltd.	23,412	1,522,014
Euronet Worldwide, Inc. (A)	5,767	438,926
EVERTEC, Inc.	6,352	184,780
EXOR NV	10,794	916,887
Federal Agricultural Mortgage Corp., Class C	907	159,242
Fidelity National Information Services, Inc.	31,548	2,096,680
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Finance of America Companies, Inc., Class A (A)	501	$12,129
Fiserv, Inc. (A)	32,767	2,200,959
Flywire Corp. (A)	11,467	162,373
Global Payments, Inc.	14,423	1,116,340
Groupe Bruxelles Lambert NV	9,227	820,505
HA Sustainable Infrastructure Capital, Inc.	11,880	373,388
Industrivarden AB, A Shares	13,661	611,990
Industrivarden AB, C Shares	18,028	806,992
Infratil, Ltd.	107,434	685,554
International Money Express, Inc. (A)	2,651	40,719
Investor AB, B Shares	210,337	7,495,480
Jack Henry & Associates, Inc.	4,410	804,737
Jackson Financial, Inc., Class A	6,706	715,195
L.E. Lundbergforetagen AB, B Shares	8,773	484,370
LoanDepot, Inc., Class A (A)	8,912	18,448
M&G PLC	263,759	1,015,422
Marqeta, Inc., Class A (A)	35,695	169,551
Mastercard, Inc., Class A	49,954	28,517,740
Merchants Bancorp	2,557	87,091
MGIC Investment Corp.	33,000	964,260
Mitsubishi HC Capital, Inc.	101,604	849,942
NCR Atleos Corp. (A)	7,141	272,144
NewtekOne, Inc.	2,198	24,947
Nexi SpA (B)	60,915	300,244
NMI Holdings, Inc. (A)	7,579	309,147
Onity Group, Inc. (A)	640	29,306
ORIX Corp.	134,260	3,926,738
PagSeguro Digital, Ltd., Class A	17,352	167,273
Payoneer Global, Inc. (A)	27,350	153,707
PayPal Holdings, Inc.	57,001	3,327,718
Paysafe, Ltd. (A)	3,352	27,118
Paysign, Inc. (A)	3,577	18,422
PennyMac Financial Services, Inc.	2,831	373,239
Poste Italiane SpA (B)	52,775	1,324,857
Priority Technology Holdings, Inc. (A)	2,871	15,647
Radian Group, Inc.	13,072	470,461
Remitly Global, Inc. (A)	16,502	227,728
Repay Holdings Corp. (A)	7,016	25,608
Security National Financial Corp., Class A (A)	1,821	16,407
Sezzle, Inc. (A)	1,587	100,735
Shift4 Payments, Inc., Class A (A)(C)	9,965	627,496
Sofina SA	1,906	551,174
Sony Financial Group, Inc. (A)	701,561	747,480
StoneCo, Ltd., Class A (A)	24,443	361,512
Triller Group, Inc. (A)	10,046	321
TrustCo Bank Corp. NY	1,760	72,741
Velocity Financial, Inc. (A)	1,264	26,241
Visa, Inc., Class A	102,814	36,057,898
Voya Financial, Inc.	14,036	1,045,542
Walker & Dunlop, Inc.	3,226	194,044
Washington H. Soul Pattinson & Company, Ltd.	39,474	976,718
Waterstone Financial, Inc.	1,721	28,483
WEX, Inc. (A)	5,057	753,392
Wise PLC, Class A (A)	76,916	921,455
		180,259,518
Insurance – 3.3%
Abacus Global Management, Inc.	4,029	34,448
Admiral Group PLC	30,057	1,285,774
Aegon, Ltd.	152,650	1,187,052
Aflac, Inc.	28,738	3,168,939
Ageas SA/NV	17,225	1,206,798
AIA Group, Ltd.	1,212,701	12,482,445

The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Allianz SE	44,582	$20,613,700
American Coastal Insurance Corp.	2,352	29,706
American Financial Group, Inc.	10,210	1,395,503
American Integrity Insurance Group, Inc. (A)	805	16,768
American International Group, Inc.	32,872	2,812,200
AMERISAFE, Inc.	1,840	70,674
Aon PLC, Class A	13,094	4,620,611
Arch Capital Group, Ltd. (A)	21,999	2,110,144
Arthur J. Gallagher & Company	15,645	4,048,770
Aspen Insurance Holdings, Ltd., Class A (A)	1,504	55,798
ASR Nederland NV	18,106	1,288,256
Assurant, Inc.	3,051	734,833
Ategrity Specialty Holdings LLC (A)	772	16,220
Aviva PLC	352,928	3,245,144
AXA SA	200,255	9,608,435
Bowhead Specialty Holdings, Inc. (A)	1,781	50,830
Brighthouse Financial, Inc. (A)	8,432	546,309
Brown & Brown, Inc.	17,888	1,425,674
Chubb, Ltd.	22,298	6,959,652
Cincinnati Financial Corp.	9,505	1,552,357
Citizens, Inc. (A)(C)	4,697	22,687
CNO Financial Group, Inc.	23,346	991,505
Crawford & Company, Class A	1,747	19,654
Dai-ichi Life Holdings, Inc.	405,879	3,373,082
Donegal Group, Inc., Class A	1,686	33,686
eHealth, Inc. (A)	3,076	14,150
Employers Holdings, Inc.	2,146	92,643
Erie Indemnity Company, Class A	1,548	443,734
Everest Group, Ltd.	2,558	868,057
F&G Annuities & Life, Inc.	4,344	134,012
Fidelis Insurance Holdings, Ltd.	5,424	106,148
Fidelity National Financial, Inc.	37,589	2,051,984
First American Financial Corp.	15,029	923,382
Generali	98,405	4,112,189
Genworth Financial, Inc. (A)	39,038	352,513
Gjensidige Forsikring ASA	23,090	690,121
Globe Life, Inc.	4,850	678,321
Goosehead Insurance, Inc., Class A	2,325	171,236
Greenlight Capital Re, Ltd., Class A (A)	2,821	41,130
Hamilton Insurance Group, Ltd., Class B (A)	4,337	121,002
Hannover Rueck SE	6,961	2,166,132
HCI Group, Inc.	1,047	200,699
Helvetia Baloise Holding AG	9,100	2,393,419
Heritage Insurance Holdings, Inc. (A)	2,391	69,961
Hippo Holdings, Inc. (A)	1,718	51,677
Horace Mann Educators Corp.	3,968	183,242
Insurance Australia Group, Ltd.	273,064	1,449,209
Investors Title Company	128	31,954
James River Group Holdings, Inc.	3,853	24,505
Japan Post Holdings Company, Ltd.	205,933	2,172,883
Japan Post Insurance Company, Ltd.	21,463	645,468
Kemper Corp.	8,635	350,063
Kingstone Companies, Inc.	1,096	18,446
Kingsway Financial Services, Inc. (A)	2,247	30,222
Kinsale Capital Group, Inc.	3,260	1,275,051
Legal & General Group PLC	657,750	2,315,014
Lemonade, Inc. (A)	5,894	419,535
Loews Corp.	10,324	1,087,220
Mapfre SA	106,657	535,225
Marsh & McLennan Companies, Inc.	29,846	5,537,030
MBIA, Inc. (A)	4,615	33,043
Medibank Private, Ltd.	317,930	1,014,629
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Mercury General Corp.	2,605	$245,026
MetLife, Inc.	33,719	2,661,778
MS&AD Insurance Group Holdings, Inc.	148,547	3,487,439
Muenchener Rueckversicherungs-Gesellschaft AG	15,083	9,925,917
NN Group NV	31,056	2,395,803
Octave Specialty Group, Inc. (A)	4,090	31,820
Old Republic International Corp.	33,577	1,532,454
Oscar Health, Inc., Class A (A)	19,282	277,082
Palomar Holdings, Inc. (A)	2,564	345,525
Phoenix Group Holdings PLC	81,118	803,055
Primerica, Inc.	4,707	1,216,101
Principal Financial Group, Inc.	12,180	1,074,398
ProAssurance Corp. (A)	4,918	118,819
Prudential Financial, Inc.	21,323	2,406,940
Prudential PLC	295,828	4,550,745
QBE Insurance Group, Ltd.	174,347	2,308,257
Reinsurance Group of America, Inc.	9,692	1,971,934
RenaissanceRe Holdings, Ltd.	6,801	1,912,169
RLI Corp.	13,545	866,609
Root, Inc., Class A (A)	1,196	86,387
Ryan Specialty Holdings, Inc.	16,714	862,944
Safety Insurance Group, Inc.	1,407	109,619
Sampo OYJ, A Shares	279,522	3,381,883
Selective Insurance Group, Inc.	14,804	1,238,651
SelectQuote, Inc. (A)	14,613	20,604
SiriusPoint, Ltd. (A)	10,011	219,141
Skyward Specialty Insurance Group, Inc. (A)	3,475	177,607
Slide Insurance Holdings, Inc. (A)	2,675	52,109
Sompo Holdings, Inc.	102,461	3,477,751
Stewart Information Services Corp.	2,709	190,334
Suncorp Group, Ltd.	125,015	1,467,561
Swiss Life Holding AG	3,294	3,794,174
Swiss Re AG	34,491	5,745,843
T&D Holdings, Inc.	53,382	1,232,225
Talanx AG	7,453	990,048
The Allstate Corp.	15,942	3,318,327
The Baldwin Insurance Group, Inc. (A)	6,985	167,850
The Hanover Insurance Group, Inc.	5,248	959,177
The Hartford Insurance Group, Inc.	16,978	2,339,568
The Phoenix Holdings, Ltd.	26,410	1,092,293
The Progressive Corp.	35,725	8,135,297
The Travelers Companies, Inc.	13,590	3,941,915
Tiptree, Inc.	2,392	43,702
Tokio Marine Holdings, Inc.	212,110	7,840,879
Trupanion, Inc. (A)	3,623	135,392
Tryg A/S	38,820	1,015,197
Unipol Assicurazioni SpA	41,415	993,614
United Fire Group, Inc.	2,051	74,554
Universal Insurance Holdings, Inc.	2,447	82,709
Unum Group	22,705	1,759,638
W.R. Berkley Corp.	18,290	1,282,495
Willis Towers Watson PLC	5,833	1,916,724
Zurich Insurance Group AG	16,896	12,785,240
		226,876,226
Mortgage real estate investment trusts – 0.1%
ACRES Commercial Realty Corp. (A)	712	15,194
Adamas Trust, Inc.	8,184	59,743
Angel Oak Mortgage REIT, Inc.	1,507	12,975
Annaly Capital Management, Inc.	100,741	2,252,569
Apollo Commercial Real Estate Finance, Inc.	13,315	128,889
Arbor Realty Trust, Inc.	18,778	145,717
Ares Commercial Real Estate Corp.	5,063	24,201

The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
ARMOUR Residential REIT, Inc.	10,764	$190,415
Blackstone Mortgage Trust, Inc., Class A	15,309	292,861
BrightSpire Capital, Inc.	12,915	72,324
Chicago Atlantic Real Estate Finance, Inc.	1,856	22,755
Chimera Investment Corp.	7,769	96,569
Claros Mortgage Trust, Inc. (A)	9,511	29,104
Dynex Capital, Inc.	13,935	195,229
Ellington Financial, Inc.	9,192	124,827
Franklin BSP Realty Trust, Inc.	7,950	79,739
Invesco Mortgage Capital, Inc.	6,735	56,641
KKR Real Estate Finance Trust, Inc.	5,404	44,421
Ladder Capital Corp.	11,336	124,583
MFA Financial, Inc.	9,667	90,000
Nexpoint Real Estate Finance, Inc.	939	13,221
Orchid Island Capital, Inc.	14,289	102,881
PennyMac Mortgage Investment Trust	8,291	104,052
Ready Capital Corp.	15,597	34,001
Redwood Trust, Inc.	12,460	68,904
Rithm Property Trust, Inc.	842	13,960
Seven Hills Realty Trust	2,809	25,000
Starwood Property Trust, Inc.	51,343	924,687
Sunrise Realty Trust, Inc.	1,178	11,109
TPG Mortgage Investment Trust, Inc.	2,924	24,912
TPG RE Finance Trust, Inc.	6,367	54,820
Two Harbors Investment Corp.	10,167	106,754
		5,543,057
		1,202,566,649
Health care – 10.1%
Biotechnology – 1.6%
4D Molecular Therapeutics, Inc. (A)	4,002	30,015
89Bio, Inc. (A)(D)	12,849	4,369
AbbVie, Inc.	107,673	24,602,204
Abeona Therapeutics, Inc. (A)	4,388	23,125
Absci Corp. (A)(C)	13,401	46,769
ACADIA Pharmaceuticals, Inc. (A)	12,111	323,485
ADC Therapeutics SA (A)	8,580	30,287
ADMA Biologics, Inc. (A)	22,580	411,859
Aduro Biotech, Inc. (A)(D)	2,435	3,412
Agios Pharmaceuticals, Inc. (A)	5,582	151,942
Akebia Therapeutics, Inc. (A)	25,134	40,466
Akero Therapeutics, Inc. (A)(D)	7,170	4,661
Albireo Pharma, Inc. (A)(D)	2,883	17,730
Aldeyra Therapeutics, Inc. (A)	5,496	28,469
Alector, Inc. (A)	9,787	15,268
Alkermes PLC (A)	15,799	442,056
Allogene Therapeutics, Inc. (A)	15,681	21,483
Altimmune, Inc. (A)	9,004	32,504
Amgen, Inc.	32,805	10,737,405
Amicus Therapeutics, Inc. (A)	29,006	413,045
AnaptysBio, Inc. (A)	1,804	87,458
Anavex Life Sciences Corp. (A)	8,369	29,794
Anika Therapeutics, Inc. (A)	1,814	17,433
Annexon, Inc. (A)	9,868	49,537
Apogee Therapeutics, Inc. (A)	3,754	283,352
Arbutus Biopharma Corp. (A)	15,013	72,213
Arcellx, Inc. (A)	3,353	218,616
Arcturus Therapeutics Holdings, Inc. (A)	2,626	16,097
Arcus Biosciences, Inc. (A)	7,697	183,420
Arcutis Biotherapeutics, Inc. (A)	10,715	311,164
Ardelyx, Inc. (A)	23,256	135,582
Argenx SE (A)	6,842	5,771,523
Argenx SE, Additional Offering (A)	266	224,383
ArriVent Biopharma, Inc. (A)	3,014	60,642
Arrowhead Pharmaceuticals, Inc. (A)	12,922	857,892
ARS Pharmaceuticals, Inc. (A)	5,833	67,954
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Astria Therapeutics, Inc. (A)	4,118	$53,905
Aura Biosciences, Inc. (A)	4,892	26,661
Aurinia Pharmaceuticals, Inc. (A)	11,642	185,690
Avidity Biosciences, Inc. (A)	11,261	812,256
Beam Therapeutics, Inc. (A)	9,341	258,933
Benitec Biopharma, Inc. (A)	1,553	20,919
Bicara Therapeutics, Inc. (A)(C)	3,113	52,392
BioCryst Pharmaceuticals, Inc. (A)	20,526	160,103
Biogen, Inc. (A)	8,938	1,572,999
Biohaven, Ltd. (A)	9,241	104,331
BioMarin Pharmaceutical, Inc. (A)	28,335	1,683,949
Blueprint Medicines Corp. (A)(D)	9,435	4,340
BridgeBio Pharma, Inc. (A)	15,441	1,181,082
Bright Minds Biosciences, Inc. (A)	501	39,098
Candel Therapeutics, Inc. (A)(C)	4,368	24,679
Capricor Therapeutics, Inc. (A)	3,757	108,427
Cardiff Oncology, Inc. (A)(C)	6,286	17,664
CareDx, Inc. (A)	5,093	95,952
Cartesian Therapeutics, Inc., CVR (A)(D)	19,937	51,437
Catalyst Pharmaceuticals, Inc. (A)	11,264	262,902
Celcuity, Inc. (A)	3,137	312,884
Celldex Therapeutics, Inc. (A)	6,420	174,367
CG Oncology, Inc. (A)	5,460	226,699
Chinook Therapeutics, Inc. (A)(D)	9,357	13,110
Cidara Therapeutics, Inc. (A)	1,908	421,458
Cogent Biosciences, Inc. (A)	13,542	481,012
Coherus Oncology, Inc. (A)	10,956	15,558
Compass Therapeutics, Inc. (A)	12,892	69,230
Corvus Pharmaceuticals, Inc. (A)	5,654	43,536
CRISPR Therapeutics AG (A)	8,490	445,216
CSL, Ltd.	56,009	6,445,597
Cullinan Therapeutics, Inc. (A)	5,488	56,801
Cytokinetics, Inc. (A)	29,140	1,851,556
Day One Biopharmaceuticals, Inc. (A)	7,785	72,556
Denali Therapeutics, Inc. (A)	12,995	214,547
Design Therapeutics, Inc. (A)	2,421	22,709
DiaMedica Therapeutics, Inc. (A)	3,439	27,374
Dianthus Therapeutics, Inc. (A)	2,395	98,698
Disc Medicine, Inc. (A)	2,440	193,760
Dynavax Technologies Corp. (A)	9,854	151,555
Dyne Therapeutics, Inc. (A)	12,071	236,109
Editas Medicine, Inc. (A)	9,216	18,893
Emergent BioSolutions, Inc. (A)	5,083	62,826
Enanta Pharmaceuticals, Inc. (A)	2,709	42,721
Entrada Therapeutics, Inc. (A)	2,986	30,696
Erasca, Inc. (A)	17,060	63,463
Exelixis, Inc. (A)	39,544	1,733,214
Fate Therapeutics, Inc. (A)	11,508	11,308
Fennec Pharmaceuticals, Inc. (A)	2,582	19,881
Genmab A/S (A)	7,042	2,182,906
Geron Corp. (A)	53,495	70,613
Gilead Sciences, Inc.	75,585	9,277,303
Gossamer Bio, Inc. (A)	18,878	58,522
GRAIL, Inc. (A)	3,425	293,146
Grifols SA	34,436	430,439
Halozyme Therapeutics, Inc. (A)	17,344	1,167,251
Heron Therapeutics, Inc. (A)	15,632	20,322
Humacyte, Inc. (A)(C)	15,759	15,137
Icosavax, Inc. (A)(D)	4,180	1,296
Ideaya Biosciences, Inc. (A)	7,871	272,100
ImmunityBio, Inc. (A)(C)	29,117	57,652
Immunome, Inc. (A)	9,160	196,757
Immunovant, Inc. (A)	6,887	175,068
Incyte Corp. (A)	10,047	992,342
Inhibrx Biosciences, Inc. (A)	883	69,757

The accompanying notes are an integral part of the financial statements.	128

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Inhibrx, Inc. (A)(D)	5,368	$3,382
Intellia Therapeutics, Inc. (A)	10,084	90,655
Iovance Biotherapeutics, Inc. (A)	30,147	82,301
Ironwood Pharmaceuticals, Inc. (A)	15,213	51,268
iTeos Therapeutics, Inc. (A)(D)	4,366	450
Jade Biosciences, Inc.	4,568	70,484
Janux Therapeutics, Inc. (A)	4,234	58,429
KalVista Pharmaceuticals, Inc. (A)	3,793	61,257
Keros Therapeutics, Inc. (A)	2,865	58,331
Kodiak Sciences, Inc. (A)	3,202	89,528
Krystal Biotech, Inc. (A)	2,412	594,654
Kura Oncology, Inc. (A)	7,937	82,465
Kymera Therapeutics, Inc. (A)	5,501	428,033
Larimar Therapeutics, Inc. (A)	4,973	18,947
Lexeo Therapeutics, Inc. (A)	6,191	61,477
Madrigal Pharmaceuticals, Inc. (A)	1,810	1,054,035
MannKind Corp. (A)	29,730	168,569
MapLight Therapeutics, Inc. (A)(C)	1,698	29,825
MeiraGTx Holdings PLC (A)	4,639	36,880
Merrimack Pharmaceuticals, Inc. (A)(D)	1,515	45
MiMedx Group, Inc. (A)	11,852	80,238
Mineralys Therapeutics, Inc. (A)	4,567	165,736
Mirum Pharmaceuticals, Inc. (A)	3,995	315,565
Moderna, Inc. (A)	21,183	624,687
Monopar Therapeutics, Inc. (A)	450	29,385
Monte Rosa Therapeutics, Inc. (A)	4,521	70,889
Myriad Genetics, Inc. (A)	8,830	54,305
Neurocrine Biosciences, Inc. (A)	14,706	2,085,752
Neurogene, Inc. (A)	983	20,250
Novavax, Inc. (A)(C)	14,579	97,971
Nurix Therapeutics, Inc. (A)	9,818	186,247
Nuvalent, Inc., Class A (A)	4,880	490,879
Olema Pharmaceuticals, Inc. (A)	5,809	145,225
Organogenesis Holdings, Inc. (A)	6,790	35,172
ORIC Pharmaceuticals, Inc. (A)	6,538	53,481
Oruka Therapeutics, Inc. (A)	3,786	114,754
Palvella Therapeutics, Inc. (A)	721	75,467
PDL BioPharma, Inc. (A)(D)	23,030	3,685
Perspective Therapeutics, Inc. (A)	6,109	16,800
Praxis Precision Medicines, Inc. (A)	2,193	646,365
Precigen, Inc. (A)	17,640	73,735
Prime Medicine, Inc. (A)(C)	9,855	34,197
Protagonist Therapeutics, Inc. (A)	5,670	495,218
Protalix BioTherapeutics, Inc. (A)	5,991	10,784
Protara Therapeutics, Inc. (A)	3,568	19,017
Prothena Corp. PLC (A)	4,418	42,192
PTC Therapeutics, Inc. (A)	7,560	574,258
Puma Biotechnology, Inc. (A)	4,333	25,781
Recursion Pharmaceuticals, Inc., Class A (A)(C)	37,513	153,428
Regeneron Pharmaceuticals, Inc.	6,140	4,739,282
REGENXBIO, Inc. (A)	4,550	65,520
Regulus Therapeutics, Inc. (A)(D)	9,005	10,446
Relay Therapeutics, Inc. (A)	13,855	117,213
Replimune Group, Inc. (A)	6,701	65,134
Rezolute, Inc. (A)	8,317	19,628
Rhythm Pharmaceuticals, Inc. (A)	5,154	551,684
Rigel Pharmaceuticals, Inc. (A)	1,703	72,939
Rocket Pharmaceuticals, Inc. (A)	8,833	31,004
Roivant Sciences, Ltd. (A)	64,625	1,402,363
Sage Therapeutics, Inc. (A)(D)	8,588	1,546
Sana Biotechnology, Inc. (A)	16,231	66,060
Savara, Inc. (A)	14,019	84,535
Scholar Rock Holding Corp. (A)	8,018	353,193
SELLAS Life Sciences Group, Inc. (A)(C)	12,255	46,201
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sionna Therapeutics, Inc. (A)	1,576	$64,837
Soleno Therapeutics, Inc. (A)	4,560	211,128
Solid Biosciences, Inc. (A)	5,839	32,932
Spyre Therapeutics, Inc. (A)	6,735	220,639
Stoke Therapeutics, Inc. (A)	4,376	138,894
Swedish Orphan Biovitrum AB (A)	22,694	814,422
Syndax Pharmaceuticals, Inc. (A)	8,316	174,719
Tango Therapeutics, Inc. (A)	10,411	92,241
Taysha Gene Therapies, Inc. (A)	21,586	118,723
Tectonic Therapeutic, Inc. (A)	1,123	23,426
TG Therapeutics, Inc. (A)	14,152	421,871
Tonix Pharmaceuticals Holding Corp. (A)(C)	1,144	17,869
Travere Therapeutics, Inc. (A)	8,035	307,017
Twist Bioscience Corp. (A)	5,850	185,562
Tyra Biosciences, Inc. (A)	2,573	67,644
United Therapeutics Corp. (A)	6,351	3,094,525
Upstream Bio, Inc. (A)	3,216	87,314
UroGen Pharma, Ltd. (A)	3,597	84,242
Vanda Pharmaceuticals, Inc. (A)	5,664	49,956
Vaxcyte, Inc. (A)	11,172	515,476
Vera Therapeutics, Inc. (A)	5,421	274,519
Veracyte, Inc. (A)	7,644	321,812
Verastem, Inc. (A)	5,237	40,430
Vericel Corp. (A)	4,940	177,889
Vertex Pharmaceuticals, Inc. (A)	15,457	7,007,586
Verve Therapeutics, Inc. (A)(D)	10,103	6,365
Vir Biotechnology, Inc. (A)	8,947	53,950
Viridian Therapeutics, Inc. (A)	7,805	242,892
Voyager Therapeutics, Inc. (A)	5,074	19,941
Xencor, Inc. (A)	6,942	106,282
Xenon Pharmaceuticals, Inc. (A)	7,458	334,268
XOMA Royalty Corp. (A)	990	26,324
Zenas Biopharma, Inc. (A)	1,852	67,246
Zymeworks, Inc. (A)	4,918	129,491
		114,264,936
Health care equipment and supplies – 1.8%
Abbott Laboratories	105,936	13,272,721
Accuray, Inc. (A)	12,296	10,139
Alcon, Inc.	57,689	4,564,818
Align Technology, Inc. (A)	4,065	634,750
Alphatec Holdings, Inc. (A)	11,469	241,308
AngioDynamics, Inc. (A)	3,919	50,320
Artivion, Inc. (A)	4,141	188,871
AtriCure, Inc. (A)	4,761	188,345
Avanos Medical, Inc. (A)	4,810	54,016
Axogen, Inc. (A)	4,337	141,950
Baxter International, Inc.	31,316	598,449
Becton, Dickinson and Company	17,462	3,388,850
Beta Bionics, Inc. (A)	3,778	115,116
BioMerieux	4,782	618,766
Bioventus, Inc., Class A (A)	4,865	36,196
Boston Scientific Corp. (A)	90,314	8,611,440
Butterfly Network, Inc. (A)	19,241	73,116
Ceribell, Inc. (A)	2,722	59,693
Cerus Corp. (A)	19,190	39,531
ClearPoint Neuro, Inc. (A)	2,625	35,910
Cochlear, Ltd.	7,550	1,310,825
Coloplast A/S, B Shares	14,560	1,248,304
CONMED Corp.	3,088	125,373
CVRx, Inc. (A)	1,732	12,297
Delcath Systems, Inc. (A)	3,006	30,361
Demant A/S (A)	11,107	374,244
Dentsply Sirona, Inc.	29,432	336,408
DexCom, Inc. (A)	23,761	1,577,018

The accompanying notes are an integral part of the financial statements.	129

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Edwards Lifesciences Corp. (A)	35,353	$3,013,843
Electromed, Inc. (A)	736	21,432
Embecta Corp.	5,661	67,253
Enovis Corp. (A)	5,665	150,916
Envista Holdings Corp. (A)	24,251	526,489
EssilorLuxottica SA	34,755	10,989,455
Fisher & Paykel Healthcare Corp., Ltd.	67,797	1,473,021
GE HealthCare Technologies, Inc.	27,752	2,276,219
Glaukos Corp. (A)	5,454	615,811
Globus Medical, Inc., Class A (A)	16,432	1,434,678
Haemonetics Corp. (A)	11,609	930,461
Hologic, Inc. (A)	13,559	1,010,010
Hoya Corp.	39,612	6,007,936
ICU Medical, Inc. (A)	2,362	336,987
IDEXX Laboratories, Inc. (A)	4,865	3,291,318
Inogen, Inc. (A)	2,626	17,647
Insulet Corp. (A)	4,286	1,218,253
Integer Holdings Corp. (A)	3,407	267,211
Integra LifeSciences Holdings Corp. (A)	6,604	82,022
Intuitive Surgical, Inc. (A)	21,597	12,231,677
iRadimed Corp.	833	81,034
iRhythm Technologies, Inc. (A)	3,106	551,129
Kestra Medical Technologies, Ltd. (A)	1,960	51,979
Koninklijke Philips NV	88,932	2,421,547
Lantheus Holdings, Inc. (A)	16,319	1,086,029
LeMaitre Vascular, Inc.	2,064	167,390
LivaNova PLC (A)	13,384	823,518
Masimo Corp. (A)	6,734	875,824
Medtronic PLC	78,139	7,506,032
Merit Medical Systems, Inc. (A)	5,715	503,720
Neogen Corp. (A)	21,499	150,278
NeuroPace, Inc. (A)	2,555	39,449
Novocure, Ltd. (A)	9,997	129,261
Olympus Corp.	131,506	1,667,397
Omnicell, Inc. (A)	4,474	202,672
OraSure Technologies, Inc. (A)	8,639	20,906
Orthofix Medical, Inc. (A)	4,053	61,443
OrthoPediatrics Corp. (A)	1,831	32,519
Paragon 28, Inc. (A)(D)	6,945	625
Penumbra, Inc. (A)	5,776	1,795,816
PROCEPT BioRobotics Corp. (A)	5,235	164,693
Pulse Biosciences, Inc. (A)(C)	1,834	25,181
QuidelOrtho Corp. (A)	6,649	189,895
ResMed, Inc.	8,893	2,142,057
RxSight, Inc. (A)	3,510	36,574
SANUWAVE Health, Inc. (A)	753	22,470
Semler Scientific, Inc. (A)	1,394	21,314
SI-BONE, Inc. (A)	3,746	73,871
Siemens Healthineers AG (B)	39,067	2,047,798
Sight Sciences, Inc. (A)	4,208	33,369
Smith & Nephew PLC	93,067	1,547,792
Solventum Corp. (A)	8,982	711,734
Sonova Holding AG	5,851	1,513,458
STAAR Surgical Company (A)	4,922	113,649
Stereotaxis, Inc. (A)	7,044	16,201
STERIS PLC	5,979	1,515,796
Straumann Holding AG	12,886	1,505,135
Stryker Corp.	20,968	7,369,623
Sysmex Corp.	58,137	570,917
Tactile Systems Technology, Inc. (A)	2,189	63,481
Tandem Diabetes Care, Inc. (A)	6,625	145,618
Terumo Corp.	153,833	2,235,989
The Cooper Companies, Inc. (A)	12,112	992,700
TransMedics Group, Inc. (A)	3,272	398,039
Treace Medical Concepts, Inc. (A)	5,424	13,289
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
UFP Technologies, Inc. (A)	737	$163,636
Utah Medical Products, Inc.	394	22,048
Varex Imaging Corp. (A)	3,986	46,437
Zimmer Biomet Holdings, Inc.	12,074	1,085,694
		126,858,800
Health care providers and services – 1.2%
AdaptHealth Corp. (A)	9,985	99,451
Addus HomeCare Corp. (A)	1,770	190,080
agilon health, Inc. (A)	31,373	21,607
Alignment Healthcare, Inc. (A)	16,541	326,685
AMN Healthcare Services, Inc. (A)	3,694	58,217
Ardent Health, Inc. (A)	2,476	21,863
Astrana Health, Inc. (A)	4,046	100,381
Aveanna Healthcare Holdings, Inc. (A)	6,854	55,997
BrightSpring Health Services, Inc. (A)	10,818	405,134
Brookdale Senior Living, Inc. (A)	22,670	244,609
Cardinal Health, Inc.	14,475	2,974,613
Castle Biosciences, Inc. (A)	2,778	108,064
Cencora, Inc.	11,812	3,989,503
Centene Corp. (A)	28,446	1,170,553
Chemed Corp.	2,089	893,800
Clover Health Investments Corp. (A)	39,629	93,128
Community Health Systems, Inc. (A)	12,311	38,410
Concentra Group Holdings Parent, Inc.	11,449	225,316
CorVel Corp. (A)	2,902	196,378
Cross Country Healthcare, Inc. (A)	3,263	26,430
CVS Health Corp.	77,337	6,137,464
DaVita, Inc. (A)	2,151	244,375
Elevance Health, Inc.	13,539	4,746,096
Encompass Health Corp.	14,840	1,575,118
Enhabit, Inc. (A)	4,880	44,994
Fresenius Medical Care AG	25,405	1,213,484
Fresenius SE & Company KGaA	48,768	2,794,006
Fulgent Genetics, Inc. (A)	2,032	53,381
GeneDx Holdings Corp. (A)	1,852	240,871
Guardant Health, Inc. (A)	11,828	1,208,112
Guardian Pharmacy Services, Inc., Class A (A)	2,226	66,980
HCA Healthcare, Inc.	9,731	4,543,015
HealthEquity, Inc. (A)	21,016	1,925,276
Henry Schein, Inc. (A)	6,097	460,811
Hims & Hers Health, Inc. (A)	50,695	1,646,067
Humana, Inc.	7,327	1,876,665
Labcorp Holdings, Inc.	5,050	1,266,944
LifeStance Health Group, Inc. (A)	16,463	115,900
McKesson Corp.	7,519	6,167,761
Molina Healthcare, Inc. (A)	3,131	543,354
Nano-X Imaging, Ltd. (A)(C)	6,646	18,609
National HealthCare Corp.	1,252	171,637
National Research Corp.	1,208	22,674
NeoGenomics, Inc. (A)	12,624	148,458
NMC Health PLC (A)(D)	19,536	0
Nutex Health, Inc. (A)	329	54,160
Omada Health, Inc. (A)	989	15,606
OPKO Health, Inc. (A)	40,981	51,636
Option Care Health, Inc. (A)	38,956	1,241,138
Owens & Minor, Inc. (A)	7,748	21,694
PACS Group, Inc. (A)	4,305	165,269
Pediatrix Medical Group, Inc. (A)	8,454	180,831
Privia Health Group, Inc. (A)	11,417	270,697
Progyny, Inc. (A)	7,331	188,260
Quest Diagnostics, Inc.	6,777	1,176,013
RadNet, Inc. (A)	6,652	474,620
Select Medical Holdings Corp.	10,579	157,098
Sigma Healthcare, Ltd.	599,706	1,173,995

The accompanying notes are an integral part of the financial statements.	130

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Sonic Healthcare, Ltd.	54,206	$816,178
Sonida Senior Living, Inc. (A)	561	18,294
Strata Critical Medical, Inc. (A)	6,824	32,823
Surgery Partners, Inc. (A)	7,641	118,053
Talkspace, Inc. (A)	13,943	50,613
Tenet Healthcare Corp. (A)	12,962	2,575,809
The Cigna Group	16,274	4,479,093
The Ensign Group, Inc.	13,936	2,427,651
The Joint Corp. (A)	1,751	15,269
The Oncology Institute, Inc. (A)	6,990	24,884
The Pennant Group, Inc. (A)	3,328	93,683
UnitedHealth Group, Inc.	55,186	18,217,450
Universal Health Services, Inc., Class B	3,365	733,637
US Physical Therapy, Inc.	1,485	115,964
Viemed Healthcare, Inc. (A)	3,570	26,525
		83,389,214
Health care technology – 0.1%
Claritev Corp. (A)	751	32,105
Doximity, Inc., Class A (A)	20,261	897,157
Evolent Health, Inc., Class A (A)	11,741	46,964
Health Catalyst, Inc. (A)	7,527	17,990
HealthStream, Inc.	2,566	59,198
HeartFlow, Inc. (A)	1,963	57,221
LifeMD, Inc. (A)	4,190	14,288
M3, Inc.	50,961	685,569
OptimizeRx Corp. (A)	1,619	19,849
Phreesia, Inc. (A)	5,668	95,903
Pro Medicus, Ltd.	6,636	974,584
Schrodinger, Inc. (A)	5,560	99,413
Simulations Plus, Inc. (A)	1,688	30,772
Teladoc Health, Inc. (A)	17,360	121,520
TruBridge, Inc. (A)	1,068	23,571
Waystar Holding Corp. (A)	10,771	352,750
		3,528,854
Life sciences tools and services – 0.7%
10X Genomics, Inc., Class A (A)	10,785	175,903
Adaptive Biotechnologies Corp. (A)	14,578	236,747
Agilent Technologies, Inc.	17,271	2,350,065
Avantor, Inc. (A)	100,561	1,152,429
Azenta, Inc. (A)	4,010	133,373
BioLife Solutions, Inc. (A)	4,055	98,050
Bio-Rad Laboratories, Inc., Class A (A)	2,682	812,619
Bio-Techne Corp.	9,492	558,225
Bruker Corp.	16,359	770,672
Charles River Laboratories International, Inc. (A)	2,998	598,041
Codexis, Inc. (A)	10,596	17,271
CryoPort, Inc. (A)	4,862	46,675
Cytek Biosciences, Inc. (A)	11,418	57,661
Danaher Corp.	38,299	8,767,407
Eurofins Scientific SE	13,670	999,665
Fortrea Holdings, Inc. (A)	8,926	153,974
Ginkgo Bioworks Holdings, Inc. (A)	4,080	33,905
Illumina, Inc. (A)	22,537	2,955,953
IQVIA Holdings, Inc. (A)	10,375	2,338,629
Lifecore Biomedical, Inc. (A)	2,902	23,738
Lonza Group AG	8,108	5,466,573
Maravai LifeSciences Holdings, Inc., Class A (A)	10,989	35,714
MaxCyte, Inc. (A)	11,128	17,248
Medpace Holdings, Inc. (A)	3,282	1,843,335
Mesa Laboratories, Inc.	529	41,527
Mettler-Toledo International, Inc. (A)	1,244	1,734,372
Niagen Bioscience, Inc. (A)	5,213	33,155
OmniAb, Inc. (A)	8,523	15,768
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
OmniAb, Inc., $12.50 Earnout Shares (A)	967	$734
OmniAb, Inc., $15.00 Earnout Shares (A)	967	630
Pacific Biosciences of California, Inc. (A)	26,249	49,086
Personalis, Inc. (A)	4,926	39,211
QIAGEN NV	25,001	1,136,968
Quanterix Corp. (A)	4,468	28,416
Quantum-Si, Inc. (A)	15,576	17,134
Repligen Corp. (A)	7,804	1,278,763
Revvity, Inc.	6,907	668,252
Sartorius Stedim Biotech	3,371	827,990
Sotera Health Company (A)	30,588	539,572
Standard BioTools, Inc. (A)	29,137	37,295
Thermo Fisher Scientific, Inc.	22,889	13,263,031
Waters Corp. (A)	3,627	1,377,643
West Pharmaceutical Services, Inc.	4,383	1,205,939
		51,939,358
Pharmaceuticals – 4.7%
Aardvark Therapeutics, Inc. (A)	1,290	16,931
Aclaris Therapeutics, Inc. (A)	9,288	27,957
Alumis, Inc. (A)	5,544	54,109
Amneal Pharmaceuticals, Inc. (A)	14,775	186,165
Amphastar Pharmaceuticals, Inc. (A)	3,553	95,149
Amylyx Pharmaceuticals, Inc. (A)	8,690	104,975
ANI Pharmaceuticals, Inc. (A)	1,763	139,171
Aquestive Therapeutics, Inc. (A)	10,255	66,247
Arvinas, Inc. (A)	6,409	76,011
Astellas Pharma, Inc.	208,919	2,780,610
AstraZeneca PLC	179,023	33,129,869
Atea Pharmaceuticals, Inc. (A)	7,763	27,714
Avadel Pharmaceuticals PLC (A)	8,700	187,485
Axsome Therapeutics, Inc. (A)	3,987	728,186
Bayer AG	113,418	4,919,592
BioAge Labs, Inc. (A)	2,381	31,501
Bristol-Myers Squibb Company	124,022	6,689,747
Chugai Pharmaceutical Company, Ltd.	77,537	4,067,712
Collegium Pharmaceutical, Inc. (A)	3,051	141,261
CorMedix, Inc. (A)(C)	7,293	84,818
Crinetics Pharmaceuticals, Inc. (A)	8,834	411,223
Daiichi Sankyo Company, Ltd.	207,762	4,411,730
Edgewise Therapeutics, Inc. (A)	6,602	163,829
Eisai Company, Ltd.	30,303	899,722
Elanco Animal Health, Inc. (A)	73,283	1,658,394
Eli Lilly & Company	48,380	51,993,018
Enliven Therapeutics, Inc. (A)	3,898	60,029
Esperion Therapeutics, Inc. (A)	22,843	84,519
Eton Pharmaceuticals, Inc. (A)	2,451	41,446
Evolus, Inc. (A)	5,218	34,700
EyePoint, Inc. (A)	7,396	135,125
Financiere de Tubize SA	2,312	564,230
Fulcrum Therapeutics, Inc. (A)	4,134	46,756
Galderma Group AG	17,852	3,635,251
GSK PLC	469,256	11,504,850
Haleon PLC	1,028,215	5,195,963
Harmony Biosciences Holdings, Inc. (A)	4,262	159,484
Harrow, Inc. (A)	3,080	150,920
Hikma Pharmaceuticals PLC	19,212	400,511
Indivior PLC (A)	11,806	423,599
Innoviva, Inc. (A)	6,102	121,979
Ipsen SA	4,354	607,511
Jazz Pharmaceuticals PLC (A)	8,962	1,523,540
Johnson & Johnson	146,780	30,376,121
Journey Medical Corp. (A)	1,318	10,162
Kyowa Kirin Company, Ltd.	27,307	439,498
LB Pharmaceuticals, Inc. (A)	1,943	43,251
LENZ Therapeutics, Inc. (A)	1,613	25,808

The accompanying notes are an integral part of the financial statements.	131

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Ligand Pharmaceuticals, Inc. (A)	1,882	$355,830
Liquidia Corp. (A)	6,258	215,838
Maze Therapeutics, Inc. (A)	2,105	87,210
MBX Biosciences, Inc. (A)	2,783	87,776
MediWound, Ltd. (A)	1,044	19,272
Merck & Company, Inc.	151,210	15,916,365
Merck KGaA	14,921	2,129,572
Mind Medicine MindMed, Inc. (A)	9,218	123,429
Novartis AG	219,485	30,244,129
Novo Nordisk A/S, Class B	371,810	18,857,630
Nuvation Bio, Inc. (A)	23,518	210,721
Ocular Therapeutix, Inc. (A)	18,174	220,632
Omeros Corp. (A)(C)	6,457	110,899
Orion OYJ, Class B	12,612	940,951
Otsuka Holdings Company, Ltd.	50,149	2,836,387
Pacira BioSciences, Inc. (A)	4,349	112,552
Pfizer, Inc.	346,388	8,625,061
Phathom Pharmaceuticals, Inc. (A)	3,891	64,552
Phibro Animal Health Corp., Class A	1,963	73,338
Poseida Therapeutics, Inc. (A)(D)	9,992	4,996
Prestige Consumer Healthcare, Inc. (A)	4,804	296,359
Rapport Therapeutics, Inc. (A)	2,804	85,073
Recordati Industria Chimica e Farmaceutica SpA	13,278	753,776
Roche Holding AG	81,109	33,495,596
Roche Holding AG, Bearer Shares	3,695	1,560,347
Sandoz Group AG	48,257	3,503,756
Sanofi SA	127,537	12,339,863
Septerna, Inc. (A)(C)	2,074	57,823
Shionogi & Company, Ltd.	87,299	1,580,096
SIGA Technologies, Inc.	4,077	24,910
Supernus Pharmaceuticals, Inc. (A)	5,251	260,975
Takeda Pharmaceutical Company, Ltd.	183,674	5,705,878
Tarsus Pharmaceuticals, Inc. (A)	3,814	312,290
Terns Pharmaceuticals, Inc. (A)	8,352	337,421
Teva Pharmaceutical Industries, Ltd., ADR (A)	132,399	4,132,173
Theravance Biopharma, Inc. (A)	3,752	70,200
Third Harmonic Bio, Inc. (A)(D)	4,081	122
Trevi Therapeutics, Inc. (A)	8,877	111,140
UCB SA	14,596	4,066,830
Viatris, Inc.	70,167	873,579
WaVe Life Sciences, Ltd. (A)	11,316	192,372
Xeris Biopharma Holdings, Inc. (A)	14,994	117,703
Zevra Therapeutics, Inc. (A)	5,485	49,146
Zoetis, Inc.	26,848	3,378,015
		323,220,962
		703,202,124
Industrials – 13.0%
Aerospace and defense – 2.6%
AAR Corp. (A)	3,811	315,513
AeroVironment, Inc. (A)	8,375	2,025,829
AerSale Corp. (A)	3,248	23,093
Airbus SE	68,600	15,930,551
Archer Aviation, Inc., Class A (A)	61,451	462,112
Astronics Corp. (A)	2,986	161,961
ATI, Inc. (A)	20,039	2,299,676
Axon Enterprise, Inc. (A)	4,807	2,730,040
BAE Systems PLC	346,911	7,984,177
BWX Technologies, Inc.	13,485	2,330,747
Byrna Technologies, Inc. (A)	1,787	30,004
Cadre Holdings, Inc.	2,792	114,025
Carpenter Technology Corp.	7,348	2,313,444
Curtiss-Wright Corp.	5,439	2,998,358
Dassault Aviation SA	2,263	725,530
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Ducommun, Inc. (A)	1,348	$128,235
Elbit Systems, Ltd.	3,212	1,844,093
Eve Holding, Inc. (A)(C)	9,591	38,268
Firefly Aerospace, Inc. (A)(C)	2,122	47,469
General Dynamics Corp.	15,446	5,200,050
General Electric Company	64,262	19,794,624
Hensoldt AG	7,334	628,152
Hexcel Corp.	11,741	867,660
Howmet Aerospace, Inc.	24,495	5,021,965
Huntington Ingalls Industries, Inc.	2,391	813,107
Intuitive Machines, Inc. (A)	10,670	173,174
Kongsberg Gruppen ASA	50,774	1,301,097
Kratos Defense & Security Solutions, Inc. (A)	41,132	3,122,330
L3Harris Technologies, Inc.	11,396	3,345,524
Leonardo SpA	46,722	2,672,523
Lockheed Martin Corp.	12,406	6,000,410
Melrose Industries PLC	145,679	1,148,962
Mercury Systems, Inc. (A)	5,065	369,796
Moog, Inc., Class A	2,734	665,866
MTU Aero Engines AG	6,214	2,575,877
National Presto Industries, Inc.	514	54,875
Northrop Grumman Corp.	8,173	4,660,326
Park Aerospace Corp.	1,881	40,141
Redwire Corp. (A)(C)	7,206	54,766
Rheinmetall AG	5,311	9,689,356
Rolls-Royce Holdings PLC	971,643	15,027,154
RTX Corp.	81,683	14,980,662
Saab AB, B Shares	36,979	2,145,530
Safran SA	41,571	14,479,880
Satellogic, Inc., Class A (A)	8,542	15,974
Singapore Technologies Engineering, Ltd.	180,240	1,177,705
Textron, Inc.	10,736	935,857
Thales SA	10,699	2,886,224
The Boeing Company (A)	47,705	10,357,710
TransDigm Group, Inc.	3,431	4,562,715
V2X, Inc. (A)	2,261	123,338
Voyager Technologies, Inc., Class A (A)	1,395	36,465
VSE Corp.	2,235	386,141
Woodward, Inc.	8,844	2,673,718
		180,492,779
Air freight and logistics – 0.4%
CH Robinson Worldwide, Inc.	7,197	1,156,990
DHL Group	110,828	6,042,974
DSV A/S	23,595	5,942,549
Expeditors International of Washington, Inc.	8,165	1,216,667
FedEx Corp.	13,225	3,820,174
Forward Air Corp. (A)	2,113	52,825
GXO Logistics, Inc. (A)	16,886	888,879
Hub Group, Inc., Class A	5,839	248,800
InPost SA (A)	28,861	354,665
Radiant Logistics, Inc. (A)	4,322	27,358
SG Holdings Company, Ltd.	33,269	304,334
United Parcel Service, Inc., Class B	45,021	4,465,633
		24,521,848
Building products – 0.7%
A.O. Smith Corp.	6,907	461,940
AAON, Inc.	9,981	761,051
Advanced Drainage Systems, Inc.	10,552	1,528,246
AGC, Inc.	22,591	749,202
Allegion PLC	5,241	834,472
American Woodmark Corp. (A)	1,380	74,382
Apogee Enterprises, Inc.	2,094	76,243
Assa Abloy AB, B Shares	115,712	4,470,052

The accompanying notes are an integral part of the financial statements.	132

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
AZZ, Inc.	2,875	$308,143
Belimo Holding AG	1,136	1,109,944
Builders FirstSource, Inc. (A)	6,737	693,170
Carlisle Companies, Inc.	6,148	1,966,499
Carrier Global Corp.	48,231	2,548,526
Cie de Saint-Gobain SA	51,854	5,273,130
CSW Industrials, Inc.	1,587	465,832
Daikin Industries, Ltd.	30,455	3,894,945
Fortune Brands Innovations, Inc.	17,719	886,304
Geberit AG	3,916	3,041,252
Gibraltar Industries, Inc. (A)	2,940	145,354
Griffon Corp.	3,726	274,420
Insteel Industries, Inc.	1,814	57,449
Janus International Group, Inc. (A)	13,400	87,636
JELD-WEN Holding, Inc. (A)	8,873	21,828
Johnson Controls International PLC	37,231	4,458,412
Kingspan Group PLC	17,737	1,528,378
Lennox International, Inc.	1,944	943,968
Masco Corp.	12,652	802,896
Masterbrand, Inc. (A)	12,514	138,155
Modine Manufacturing Company (A)	5,102	681,168
Nibe Industrier AB, B Shares	174,961	668,767
Owens Corning	12,123	1,356,685
Quanex Building Products Corp.	4,475	68,826
Resideo Technologies, Inc. (A)	12,594	442,301
ROCKWOOL A/S, B Shares	11,163	392,199
Simpson Manufacturing Company, Inc.	6,115	987,389
Tecnoglass, Inc.	2,659	133,801
Trane Technologies PLC	13,509	5,257,703
Trex Company, Inc. (A)	15,819	554,931
UFP Industries, Inc.	14,231	1,295,733
Zurn Elkay Water Solutions Corp.	14,599	678,708
		50,120,040
Commercial services and supplies – 0.5%
ABM Industries, Inc.	5,950	251,685
ACCO Brands Corp.	9,005	33,589
ACV Auctions, Inc., Class A (A)	16,582	132,988
Brambles, Ltd.	157,289	2,401,851
BrightView Holdings, Inc. (A)	7,163	90,755
Casella Waste Systems, Inc., Class A (A)	6,128	600,176
Cimpress PLC (A)	1,714	114,135
Cintas Corp.	20,810	3,913,737
Clean Harbors, Inc. (A)	7,408	1,737,028
Copart, Inc. (A)	54,246	2,123,731
CoreCivic, Inc. (A)	10,293	196,699
Dai Nippon Printing Company, Ltd.	45,412	781,721
Deluxe Corp.	4,261	95,148
Ennis, Inc.	2,358	42,468
Enviri Corp. (A)	7,407	132,733
Healthcare Services Group, Inc. (A)	6,871	131,374
HNI Corp.	6,207	260,942
Interface, Inc.	5,690	158,865
Liquidity Services, Inc. (A)	2,273	68,895
MillerKnoll, Inc.	6,748	123,353
Montrose Environmental Group, Inc. (A)	3,236	80,350
MSA Safety, Inc.	5,428	869,240
OPENLANE, Inc. (A)	10,251	305,275
Perma-Fix Environmental Services, Inc. (A)	1,791	22,549
Pitney Bowes, Inc.	15,699	165,938
Quad/Graphics, Inc.	3,104	19,462
RB Global, Inc.	27,388	2,817,404
Rentokil Initial PLC	291,622	1,739,960
Republic Services, Inc.	12,258	2,597,838
Rollins, Inc.	17,881	1,073,218
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Secom Company, Ltd.	45,788	$1,627,039
Securitas AB, B Shares	56,776	902,915
Tetra Tech, Inc.	38,557	1,293,202
The Brink's Company	10,220	1,192,981
The GEO Group, Inc. (A)	13,180	212,462
TOPPAN Holdings, Inc.	27,218	809,101
UniFirst Corp.	1,435	276,812
Veralto Corp.	15,127	1,509,372
Vestis Corp.	11,276	75,211
Waste Management, Inc.	22,580	4,961,052
		35,943,254
Construction and engineering – 0.7%
ACS Actividades de Construccion y Servicios SA	20,386	2,023,622
AECOM	19,535	1,862,272
Ameresco, Inc., Class A (A)	3,155	92,410
API Group Corp. (A)	54,595	2,088,805
Arcosa, Inc.	4,744	504,382
Argan, Inc.	1,308	409,823
Bouygues SA	22,140	1,150,955
Bowman Consulting Group, Ltd. (A)	1,379	45,535
Centuri Holdings, Inc. (A)	7,700	194,425
Comfort Systems USA, Inc.	2,144	2,000,974
Construction Partners, Inc., Class A (A)	4,584	497,593
Dycom Industries, Inc. (A)	6,998	2,364,624
Eiffage SA	7,920	1,134,772
EMCOR Group, Inc.	2,727	1,668,351
Ferrovial SE	59,297	3,841,891
Fluor Corp. (A)	39,459	1,563,760
Granite Construction, Inc.	4,247	489,891
Great Lakes Dredge & Dock Corp. (A)	6,642	87,143
HOCHTIEF AG	1,794	702,318
IES Holdings, Inc. (A)	883	343,505
Kajima Corp.	48,825	1,820,562
Legence Corp., Class A (A)	3,641	156,709
Limbach Holdings, Inc. (A)	1,046	81,431
MasTec, Inc. (A)	9,047	1,966,546
Matrix Service Company (A)	2,908	34,024
MYR Group, Inc. (A)	1,505	328,843
NWPX Infrastructure, Inc. (A)	933	58,303
Obayashi Corp.	73,454	1,537,238
Orion Group Holdings, Inc. (A)	3,796	37,732
Primoris Services Corp.	5,270	654,218
Quanta Services, Inc.	9,084	3,833,993
Skanska AB, B Shares	39,289	1,070,559
Sterling Infrastructure, Inc. (A)	7,437	2,277,433
Taisei Corp.	16,917	1,603,239
Tutor Perini Corp.	4,341	290,934
Valmont Industries, Inc.	2,906	1,169,142
Vinci SA	57,595	8,102,641
		48,090,598
Electrical equipment – 1.6%
ABB, Ltd.	180,942	13,338,591
Acuity, Inc.	4,486	1,615,139
Allient, Inc.	1,401	75,304
American Superconductor Corp. (A)	4,273	122,977
AMETEK, Inc.	14,024	2,879,267
Amprius Technologies, Inc. (A)	10,761	84,904
Array Technologies, Inc. (A)	14,809	136,539
Atkore, Inc.	3,281	207,523
Bloom Energy Corp., Class A (A)	21,290	1,849,888
Eaton Corp. PLC	23,662	7,536,584
Emerson Electric Company	34,226	4,542,475
EnerSys	9,060	1,329,555
Enovix Corp. (A)	16,518	120,747

The accompanying notes are an integral part of the financial statements.	133

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Eos Energy Enterprises, Inc. (A)	30,075	$344,660
Fluence Energy, Inc. (A)	6,228	123,190
Fuji Electric Company, Ltd.	16,374	1,241,722
Fujikura, Ltd.	29,033	3,219,627
GE Vernova, Inc.	16,529	10,802,859
Generac Holdings, Inc. (A)	3,575	487,523
Hubbell, Inc.	3,238	1,438,028
Hyliion Holdings Corp. (A)	12,776	23,508
KULR Technology Group, Inc. (A)(C)	3,912	11,580
Legrand SA	30,275	4,500,761
LSI Industries, Inc.	2,811	51,498
Mitsubishi Electric Corp.	219,566	6,401,851
NANO Nuclear Energy, Inc. (A)(C)	3,902	93,687
Nextpower, Inc., Class A (A)	36,093	3,144,061
Nidec Corp.	96,374	1,308,567
NuScale Power Corp. (A)	12,358	175,113
nVent Electric PLC	23,799	2,426,784
Plug Power, Inc. (A)	109,807	216,320
Powell Industries, Inc.	930	296,465
Power Solutions International, Inc. (A)	837	47,826
Preformed Line Products Company	257	53,124
Prysmian SpA	32,503	3,242,411
Regal Rexnord Corp.	9,792	1,374,013
Rockwell Automation, Inc.	6,840	2,661,239
Schneider Electric SE	63,296	17,316,218
Sensata Technologies Holding PLC	21,486	715,269
Shoals Technologies Group, Inc., Class A (A)	16,395	139,358
Siemens Energy AG (A)	89,471	12,551,757
SKYX Platforms Corp. (A)	7,818	16,965
SunPower, Inc. (A)(C)	6,442	10,114
Sunrun, Inc. (A)	21,781	400,770
T1 Energy, Inc. (A)	13,033	87,060
Thermon Group Holdings, Inc. (A)	3,228	119,952
Vestas Wind Systems A/S	116,586	3,153,325
Vicor Corp. (A)	2,245	246,052
		112,282,750
Ground transportation – 0.7%
ArcBest Corp.	2,229	165,370
Avis Budget Group, Inc. (A)(C)	2,492	319,773
Central Japan Railway Company	89,182	2,470,340
Covenant Logistics Group, Inc.	1,575	34,713
CSX Corp.	113,445	4,112,381
East Japan Railway Company	111,319	2,934,021
FTAI Infrastructure, Inc.	10,948	50,470
Grab Holdings, Ltd., Class A (A)	273,817	1,366,347
Hankyu Hanshin Holdings, Inc.	27,749	697,907
Heartland Express, Inc.	4,606	41,592
Hertz Global Holdings, Inc. (A)(C)	11,439	58,796
JB Hunt Transport Services, Inc.	4,583	890,660
Knight-Swift Transportation Holdings, Inc.	23,944	1,251,792
Landstar System, Inc.	5,066	727,984
Marten Transport, Ltd.	5,956	67,779
MTR Corp., Ltd.	179,661	688,089
Norfolk Southern Corp.	13,670	3,946,802
Old Dominion Freight Line, Inc.	11,210	1,757,728
Proficient Auto Logistics, Inc. (A)	2,491	24,013
RXO, Inc. (A)	15,924	201,279
Ryder System, Inc.	5,955	1,139,727
Saia, Inc. (A)	3,930	1,283,224
Seibu Holdings, Inc.	24,273	666,938
Tokyo Metro Company, Ltd. (C)	33,537	340,944
Tokyu Corp.	57,712	674,452
Uber Technologies, Inc. (A)	126,586	10,343,342
Union Pacific Corp.	36,137	8,359,211
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
Universal Logistics Holdings, Inc.	811	$12,319
Werner Enterprises, Inc.	5,833	175,048
West Japan Railway Company	47,333	943,117
XPO, Inc. (A)	17,313	2,353,010
		48,099,168
Industrial conglomerates – 0.9%
3M Company	32,363	5,181,316
Brookfield Business Corp., Class A (C)	2,341	83,995
CK Hutchison Holdings, Ltd.	309,514	2,104,217
DCC PLC	11,187	696,936
Hikari Tsushin, Inc.	2,044	572,726
Hitachi, Ltd.	528,926	16,587,947
Honeywell International, Inc.	38,679	7,545,886
Investment AB Latour, B Shares	17,093	415,270
Jardine Matheson Holdings, Ltd.	18,735	1,278,574
Keppel, Ltd.	168,144	1,351,821
Lifco AB, B Shares	26,911	1,019,893
Sekisui Chemical Company, Ltd.	43,227	726,959
Siemens AG	87,740	24,573,900
Smiths Group PLC	37,681	1,191,859
Swire Pacific, Ltd., Class A	40,472	326,259
		63,657,558
Machinery – 2.4%
3D Systems Corp. (A)	11,910	21,081
Aebi Schmidt Holding AG	3,809	48,184
AGCO Corp.	9,135	952,963
Alamo Group, Inc.	1,004	168,541
Albany International Corp., Class A	2,919	147,993
Alfa Laval AB	33,402	1,674,820
Alliance Laundry Holdings, Inc. (A)	4,372	88,970
Alstom SA (A)	40,005	1,180,224
Astec Industries, Inc.	2,243	97,167
Atlas Copco AB, A Shares	310,097	5,520,522
Atlas Copco AB, B Shares	180,197	2,880,756
Atmus Filtration Technologies, Inc.	8,089	419,900
Blue Bird Corp. (A)	3,082	144,854
Caterpillar, Inc.	28,510	16,332,524
CECO Environmental Corp. (A)	2,877	172,188
Chart Industries, Inc. (A)	10,913	2,250,588
CNH Industrial NV	130,522	1,203,413
Columbus McKinnon Corp.	2,891	49,870
Crane Company	7,221	1,331,769
Cummins, Inc.	8,409	4,292,374
Daifuku Company, Ltd.	37,273	1,173,193
Daimler Truck Holding AG	54,851	2,375,735
Deere & Company	15,316	7,130,670
Donaldson Company, Inc.	17,084	1,514,667
Douglas Dynamics, Inc.	2,193	71,601
Dover Corp.	8,356	1,631,425
Ebara Corp.	53,358	1,257,636
Energy Recovery, Inc. (A)	5,112	68,961
Enerpac Tool Group Corp.	5,214	199,383
Enpro, Inc.	2,054	439,823
Epiroc AB, A Shares	76,081	1,715,008
Epiroc AB, B Shares	45,021	905,759
Esab Corp.	8,417	940,347
ESCO Technologies, Inc.	2,522	492,774
FANUC Corp.	107,743	4,192,898
Federal Signal Corp.	5,842	634,383
Flowserve Corp.	18,748	1,300,736
Fortive Corp.	19,350	1,068,314
Franklin Electric Company, Inc.	3,781	361,199
GEA Group AG	16,916	1,143,221
Gencor Industries, Inc. (A)	1,352	17,522
Graco, Inc.	24,453	2,004,412

The accompanying notes are an integral part of the financial statements.	134

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Graham Corp. (A)	1,008	$64,744
Helios Technologies, Inc.	3,239	173,254
Hillenbrand, Inc.	6,892	218,614
Hillman Solutions Corp. (A)	19,643	170,108
Hyster-Yale, Inc.	1,212	36,009
IDEX Corp.	4,560	811,406
IHI Corp.	118,751	2,087,712
Illinois Tool Works, Inc.	16,082	3,960,997
Indutrade AB	31,545	817,671
Ingersoll Rand, Inc.	21,905	1,735,314
ITT, Inc.	12,524	2,173,039
JBT Marel Corp.	5,081	765,554
Kadant, Inc.	1,147	326,918
Kawasaki Heavy Industries, Ltd.	17,447	1,157,024
Kennametal, Inc.	7,375	209,524
Knorr-Bremse AG	8,374	929,031
Komatsu, Ltd.	109,784	3,483,715
Kone OYJ, B Shares	39,239	2,779,806
Kubota Corp.	112,937	1,600,393
LB Foster Company, Class A (A)	970	26,142
Lincoln Electric Holdings, Inc.	8,116	1,944,918
Lindsay Corp.	1,060	124,942
Luxfer Holdings PLC	2,838	38,398
Makita Corp.	25,862	783,851
Mayville Engineering Company, Inc. (A)	1,362	25,497
Metso OYJ	76,562	1,332,114
Microvast Holdings, Inc. (A)	19,082	53,430
Miller Industries, Inc.	1,132	42,303
MINEBEA MITSUMI, Inc.	41,909	843,275
Mitsubishi Heavy Industries, Ltd.	370,003	9,032,675
Mueller Industries, Inc.	16,374	1,879,735
Mueller Water Products, Inc., Class A	15,168	361,302
Nordson Corp.	3,252	781,878
Omega Flex, Inc.	494	14,543
Oshkosh Corp.	9,329	1,172,002
Otis Worldwide Corp.	23,742	2,073,864
PACCAR, Inc.	31,997	3,503,991
Palladyne AI Corp. (A)(C)	3,040	12,950
Parker-Hannifin Corp.	7,688	6,757,444
Park-Ohio Holdings Corp.	1,109	23,222
Pentair PLC	9,970	1,038,276
Proto Labs, Inc. (A)	2,321	117,419
Rational AG	591	456,306
RBC Bearings, Inc. (A)	4,643	2,082,060
REV Group, Inc.	4,716	286,780
Richtech Robotics, Inc., Class B (A)	14,938	48,250
Sandvik AB	123,093	3,976,038
Schindler Holding AG	2,710	958,911
Schindler Holding AG, Participation Certificates	4,701	1,767,882
SKF AB, B Shares	39,383	1,042,421
SMC Corp.	6,636	2,296,061
Snap-on, Inc.	3,169	1,092,037
Spirax Group PLC	8,498	776,692
SPX Technologies, Inc. (A)	12,040	2,408,722
Standex International Corp.	1,170	254,218
Stanley Black & Decker, Inc.	9,436	700,906
Techtronic Industries Company, Ltd.	169,091	1,945,075
Tennant Company	1,796	132,365
Terex Corp.	15,942	850,984
The Gorman-Rupp Company	2,124	101,421
The Greenbrier Companies, Inc.	2,927	136,808
The Manitowoc Company, Inc. (A)	3,448	41,342
The Middleby Corp. (A)	6,835	1,016,159
The Timken Company	9,349	786,531
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Toro Company	14,434	$1,136,244
Titan International, Inc. (A)	4,908	38,430
Toyota Industries Corp.	18,809	2,132,310
Trelleborg AB, B Shares	23,416	989,830
Trinity Industries, Inc.	7,841	207,316
VAT Group AG (B)	3,117	1,496,471
Volvo AB, B Shares	183,439	5,837,877
Wabash National Corp.	3,872	33,493
Wabtec Corp.	10,415	2,223,082
Wartsila OYJ ABP	58,066	2,055,804
Watts Water Technologies, Inc., Class A	6,696	1,848,230
Worthington Enterprises, Inc.	3,085	159,093
Xylem, Inc.	14,833	2,019,958
Yangzijiang Shipbuilding Holdings, Ltd.	298,214	805,623
		169,245,102
Marine transportation – 0.1%
A.P. Moller - Maersk A/S, Series A	338	775,289
A.P. Moller - Maersk A/S, Series B	456	1,046,315
Costamare, Inc.	4,331	68,386
Genco Shipping & Trading, Ltd.	3,061	56,414
Himalaya Shipping, Ltd. (A)	2,889	26,290
Kawasaki Kisen Kaisha, Ltd.	40,585	564,952
Kirby Corp. (A)	7,994	880,779
Kuehne + Nagel International AG	5,576	1,195,802
Matson, Inc.	3,060	378,063
Mitsui OSK Lines, Ltd.	39,797	1,196,472
Nippon Yusen KK	47,610	1,542,163
Pangaea Logistics Solutions, Ltd.	3,120	21,466
Safe Bulkers, Inc.	5,160	24,871
SITC International Holdings Company, Ltd.	155,850	557,692
		8,334,954
Passenger airlines – 0.3%
Alaska Air Group, Inc. (A)	17,107	860,482
Allegiant Travel Company (A)	1,412	120,401
American Airlines Group, Inc. (A)	97,357	1,492,483
ANA Holdings, Inc.	18,452	350,435
Delta Air Lines, Inc.	39,516	2,742,410
Deutsche Lufthansa AG	69,282	680,622
Frontier Group Holdings, Inc. (A)	8,477	39,927
International Consolidated Airlines Group SA	136,434	757,537
Japan Airlines Company, Ltd.	16,654	308,861
JetBlue Airways Corp. (A)	28,969	131,809
Joby Aviation, Inc. (A)	47,373	625,324
Qantas Airways, Ltd.	85,599	591,376
Ryanair Holdings PLC	97,405	3,358,288
Singapore Airlines, Ltd.	180,748	897,407
SkyWest, Inc. (A)	3,922	393,808
Southwest Airlines Company	31,506	1,302,143
Sun Country Airlines Holdings, Inc. (A)	4,948	71,202
United Airlines Holdings, Inc. (A)	19,723	2,205,426
		16,929,941
Professional services – 1.0%
Alight, Inc., Class A	42,418	82,715
Asure Software, Inc. (A)	2,648	24,944
Automatic Data Processing, Inc.	24,640	6,338,147
Barrett Business Services, Inc.	2,482	89,873
BlackSky Technology, Inc. (A)(C)	3,004	56,325
Booz Allen Hamilton Holding Corp.	17,891	1,509,285
Broadridge Financial Solutions, Inc.	7,111	1,586,962
Bureau Veritas SA	39,298	1,250,180
CACI International, Inc., Class A (A)	3,257	1,735,362
CBIZ, Inc. (A)	4,836	243,976

The accompanying notes are an integral part of the financial statements.	135

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Computershare, Ltd.	60,096	$1,361,989
Concentrix Corp.	6,519	271,060
Conduent, Inc. (A)	15,721	30,184
CRA International, Inc.	625	125,434
CSG Systems International, Inc.	2,679	205,453
Dayforce, Inc. (A)	9,750	674,310
Equifax, Inc.	7,456	1,617,803
ExlService Holdings, Inc. (A)	23,407	993,393
Experian PLC	105,929	4,775,974
Exponent, Inc.	12,327	856,233
Falcon's Beyond Global, Inc., Class A (A)	1,445	21,689
First Advantage Corp. (A)	7,948	115,484
Franklin Covey Company (A)	1,326	22,250
FTI Consulting, Inc. (A)	4,464	762,585
Genpact, Ltd.	23,649	1,106,300
Huron Consulting Group, Inc. (A)	1,656	286,339
IBEX Holdings, Ltd. (A)	996	38,027
ICF International, Inc.	1,802	153,711
Innodata, Inc. (A)	2,996	152,646
Insperity, Inc.	3,565	138,037
Intertek Group PLC	17,826	1,105,508
Jacobs Solutions, Inc.	7,282	964,574
KBR, Inc.	18,730	752,946
Kelly Services, Inc., Class A	3,374	29,691
Kforce, Inc.	1,785	55,192
Korn Ferry	5,095	336,372
Legalzoom.com, Inc. (A)	12,504	124,165
Leidos Holdings, Inc.	7,789	1,405,136
Maximus, Inc.	13,804	1,191,561
Mistras Group, Inc. (A)	1,339	16,938
Parsons Corp. (A)	7,853	485,315
Paychex, Inc.	19,733	2,213,648
Paycom Software, Inc.	2,977	474,415
Paylocity Holding Corp. (A)	6,497	990,793
Planet Labs PBC (A)	23,206	457,622
Randstad NV	12,529	475,664
Recruit Holdings Company, Ltd.	162,494	9,130,790
RELX PLC	210,707	8,488,714
Resolute Holdings Management, Inc. (A)	414	85,462
Resources Connection, Inc.	3,813	19,218
Science Applications International Corp.	6,788	683,280
SGS SA	19,113	2,185,534
Spire Global, Inc. (A)(C)	2,753	20,648
TIC Solutions, Inc. (A)	19,586	198,014
TransUnion	28,643	2,456,137
TriNet Group, Inc.	2,939	173,783
TrueBlue, Inc. (A)	3,400	15,470
UL Solutions, Inc., Class A	11,099	875,267
Upwork, Inc. (A)	11,980	237,444
Verisk Analytics, Inc.	8,491	1,899,352
Verra Mobility Corp. (A)	15,604	349,686
Willdan Group, Inc. (A)	1,368	141,807
Wolters Kluwer NV	26,843	2,780,302
		67,447,118
Trading companies and distributors – 1.0%
AddTech AB, B Shares	30,008	1,056,839
AerCap Holdings NV	20,369	2,928,247
Alta Equipment Group, Inc.	2,375	10,925
Applied Industrial Technologies, Inc.	5,563	1,428,412
Ashtead Group PLC	48,669	3,318,214
Beijer Ref AB	47,213	757,666
BlueLinx Holdings, Inc. (A)	763	46,871
Boise Cascade Company	3,687	271,363
Brenntag SE	14,168	822,368
Bunzl PLC	37,499	1,047,122
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Core & Main, Inc., Class A (A)	28,125	$1,461,656
Custom Truck One Source, Inc. (A)	6,182	35,608
Distribution Solutions Group, Inc. (A)	1,131	30,978
DNOW, Inc. (A)	18,123	240,130
DXP Enterprises, Inc. (A)	1,271	139,543
Fastenal Company	69,939	2,806,652
GATX Corp.	8,750	1,484,000
Global Industrial, Inc.	1,570	45,875
Herc Holdings, Inc.	3,183	472,294
Hudson Technologies, Inc. (A)	3,908	26,770
IMCD NV	6,824	619,362
ITOCHU Corp.	686,140	8,670,621
Karat Packaging, Inc.	945	21,329
Marubeni Corp.	162,962	4,538,487
McGrath RentCorp	2,416	253,511
Mitsubishi Corp.	372,101	8,510,946
Mitsui & Company, Ltd.	285,140	8,467,896
MonotaRO Company, Ltd. (C)	28,940	460,818
MSC Industrial Direct Company, Inc., Class A	6,747	567,423
NPK International, Inc. (A)	8,143	97,065
Rexel SA	25,893	1,015,579
Rush Enterprises, Inc., Class A	5,902	318,354
Rush Enterprises, Inc., Class B	932	52,434
SGH, Ltd.	23,493	725,089
Sumitomo Corp.	125,869	4,356,638
Titan Machinery, Inc. (A)	2,134	32,095
Toyota Tsusho Corp.	79,705	2,687,588
Transcat, Inc. (A)	888	50,376
United Rentals, Inc.	3,876	3,136,924
W.W. Grainger, Inc.	2,665	2,689,118
Watsco, Inc.	5,151	1,735,629
WESCO International, Inc.	7,175	1,755,292
Willis Lease Finance Corp.	269	36,487
Xometry, Inc., Class A (A)	4,237	251,974
		69,482,568
Transportation infrastructure – 0.1%
Aena SME SA (B)	86,585	2,419,259
Aeroports de Paris SA	3,999	521,852
Auckland International Airport, Ltd.	195,682	937,725
Getlink SE	34,923	644,645
Sky Harbour Group Corp. (A)	2,337	20,963
Transurban Group	359,523	3,402,380
		7,946,824
		902,594,502
Information technology – 22.1%
Communications equipment – 0.7%
ADTRAN Holdings, Inc. (A)	7,215	62,698
Applied Optoelectronics, Inc. (A)	5,882	205,047
Arista Networks, Inc. (A)	62,909	8,242,966
Aviat Networks, Inc. (A)	1,155	24,694
BK Technologies Corp. (A)	271	20,214
Calix, Inc. (A)	5,857	310,011
Ciena Corp. (A)	20,804	4,865,431
Cisco Systems, Inc.	240,077	18,493,131
Clearfield, Inc. (A)	1,149	33,493
CommScope Holding Company, Inc. (A)	21,245	385,172
Digi International, Inc. (A)	3,575	154,762
Extreme Networks, Inc. (A)	12,878	214,419
F5, Inc. (A)	3,514	896,984
Harmonic, Inc. (A)	11,006	108,849
Inseego Corp. (A)	1,278	13,125
Lumentum Holdings, Inc. (A)	10,457	3,854,346
Motorola Solutions, Inc.	10,147	3,889,548

The accompanying notes are an integral part of the financial statements.	136

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
NETGEAR, Inc. (A)	2,664	$65,348
NetScout Systems, Inc. (A)	6,815	184,414
Nokia OYJ	611,529	3,942,570
Ribbon Communications, Inc. (A)	9,810	28,253
Telefonaktiebolaget LM Ericsson, B Shares	323,092	3,144,342
Viasat, Inc. (A)	12,035	414,726
Viavi Solutions, Inc. (A)	21,508	383,273
		49,937,816
Electronic equipment, instruments and components – 1.1%
908 Devices, Inc. (A)	2,838	14,900
Advanced Energy Industries, Inc.	3,661	766,504
Aeva Technologies, Inc. (A)	3,671	48,751
Amphenol Corp., Class A	74,572	10,077,660
Arlo Technologies, Inc. (A)	9,729	136,109
Arrow Electronics, Inc. (A)	7,597	837,037
Avnet, Inc.	11,995	576,720
Badger Meter, Inc.	2,890	504,045
Bel Fuse, Inc., Class A	173	26,261
Bel Fuse, Inc., Class B	1,001	169,800
Belden, Inc.	9,607	1,119,696
Benchmark Electronics, Inc.	3,478	148,719
CDW Corp.	7,932	1,080,338
Climb Global Solutions, Inc.	375	38,546
Cognex Corp.	24,719	889,390
Coherent Corp. (A)	23,179	4,278,148
Corning, Inc.	47,531	4,161,814
Crane NXT Company	7,284	342,858
CTS Corp.	2,838	121,665
Daktronics, Inc. (A)	3,754	74,217
ePlus, Inc.	2,570	225,389
Evolv Technologies Holdings, Inc. (A)	14,951	107,049
Fabrinet (A)	8,800	4,006,464
Flex, Ltd. (A)	54,541	3,295,367
Frequency Electronics, Inc. (A)	654	35,211
Halma PLC	43,829	2,080,338
Hexagon AB, B Shares	239,689	2,823,224
Insight Enterprises, Inc. (A)	2,859	232,923
IPG Photonics Corp. (A)	3,728	266,925
Itron, Inc. (A)	4,422	410,627
Jabil, Inc.	6,509	1,484,182
Keyence Corp.	22,462	8,125,060
Keysight Technologies, Inc. (A)	10,470	2,127,399
Kimball Electronics, Inc. (A)	2,386	66,379
Knowles Corp. (A)	8,289	177,633
Kyocera Corp.	148,223	2,077,894
Littelfuse, Inc.	3,673	928,975
Methode Electronics, Inc.	3,448	22,895
MicroVision, Inc. (A)(C)	30,225	25,029
Mirion Technologies, Inc. (A)	23,334	546,482
M-Tron Industries, Inc. (A)	258	13,731
Murata Manufacturing Company, Ltd.	192,629	3,981,246
Napco Security Technologies, Inc.	3,369	140,487
nLight, Inc. (A)	4,521	169,583
Novanta, Inc. (A)	8,810	1,048,302
OSI Systems, Inc. (A)	1,576	401,975
Ouster, Inc. (A)	5,329	115,320
PC Connection, Inc.	1,121	64,749
Plexus Corp. (A)	2,617	384,699
Powerfleet, Inc. (A)	12,019	63,941
Red Cat Holdings, Inc. (A)(C)	9,987	79,197
Rogers Corp. (A)	1,762	161,346
Sanmina Corp. (A)	5,087	763,406
ScanSource, Inc. (A)	2,150	83,979
Shimadzu Corp.	27,344	727,941
TD SYNNEX Corp.	11,171	1,678,219
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
TDK Corp.	224,412	$3,174,924
TE Connectivity PLC	17,923	4,077,662
Teledyne Technologies, Inc. (A)	2,860	1,460,688
Trimble, Inc. (A)	14,495	1,135,683
TTM Technologies, Inc. (A)	9,959	687,171
Vishay Intertechnology, Inc.	11,809	171,112
Vishay Precision Group, Inc. (A)	1,190	45,815
Vontier Corp.	21,401	795,689
Vuzix Corp. (A)(C)	6,802	25,712
Yokogawa Electric Corp.	26,360	845,379
Zebra Technologies Corp., Class A (A)	3,086	749,343
		77,525,922
IT services – 0.9%
Accenture PLC, Class A	37,780	10,136,374
Akamai Technologies, Inc. (A)	8,765	764,746
Applied Digital Corp. (A)(C)	23,156	567,785
ASGN, Inc. (A)	10,386	500,294
Backblaze, Inc., Class A (A)	5,646	26,310
BigBear.ai Holdings, Inc. (A)(C)	42,262	228,215
Capgemini SE	17,803	2,956,155
Cognizant Technology Solutions Corp., Class A	29,404	2,440,532
Commerce.com, Inc. (A)	7,061	29,091
DigitalOcean Holdings, Inc. (A)	6,662	320,575
EPAM Systems, Inc. (A)	3,365	689,421
Fastly, Inc., Class A (A)	13,554	137,980
Fujitsu, Ltd.	203,238	5,585,570
Gartner, Inc. (A)	4,391	1,107,761
GoDaddy, Inc., Class A (A)	8,233	1,021,551
Grid Dynamics Holdings, Inc. (A)	6,693	60,438
IBM Corp.	56,946	16,867,975
Information Services Group, Inc.	3,964	22,912
Kyndryl Holdings, Inc. (A)	33,711	895,364
NEC Corp.	149,623	5,062,567
Nomura Research Institute, Ltd.	43,617	1,659,828
Obic Company, Ltd.	37,369	1,172,963
Okta, Inc. (A)	24,846	2,148,434
Otsuka Corp.	26,322	542,380
SCSK Corp.	18,074	651,747
The Hackett Group, Inc.	2,624	51,509
TIS, Inc.	24,545	824,603
TSS, Inc. (A)(C)	2,224	15,724
Twilio, Inc., Class A (A)	22,362	3,180,771
Unisys Corp. (A)	7,252	20,016
VeriSign, Inc.	5,083	1,234,915
VTEX, Class A (A)	6,025	22,654
Whitefiber, Inc. (A)(C)	1,084	17,127
Wix.com, Ltd. (A)	6,427	667,701
		61,631,988
Semiconductors and semiconductor equipment – 9.0%
ACM Research, Inc., Class A (A)	4,922	194,173
Advanced Micro Devices, Inc. (A)	99,184	21,241,245
Advantest Corp.	88,448	11,184,057
Aehr Test Systems (A)	2,729	55,099
Aeluma, Inc. (A)	1,300	22,321
Allegro MicroSystems, Inc. (A)	18,293	482,569
Alpha & Omega Semiconductor, Ltd. (A)	2,405	47,643
Ambarella, Inc. (A)	3,966	280,951
Ambiq Micro, Inc. (A)(C)	496	14,136
Amkor Technology, Inc.	16,771	662,119
Analog Devices, Inc.	29,971	8,128,135
Applied Materials, Inc.	48,533	12,472,496
ASM International NV	5,410	3,275,186
ASML Holding NV	44,810	48,283,678

The accompanying notes are an integral part of the financial statements.	137

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Axcelis Technologies, Inc. (A)	3,018	$242,466
BE Semiconductor Industries NV	8,431	1,318,068
Blaize Holdings, Inc. (A)(C)	7,912	15,428
Broadcom, Inc.	287,697	99,571,932
CEVA, Inc. (A)	2,237	48,140
Cirrus Logic, Inc. (A)	7,526	891,831
Cohu, Inc. (A)	4,473	104,087
Credo Technology Group Holding, Ltd. (A)	14,939	2,149,573
Diodes, Inc. (A)	4,482	221,142
Disco Corp.	10,642	3,242,213
Entegris, Inc.	22,360	1,883,830
First Solar, Inc. (A)	6,537	1,707,661
FormFactor, Inc. (A)	7,593	423,538
Ichor Holdings, Ltd. (A)	3,378	62,257
Impinj, Inc. (A)	2,627	457,124
Indie Semiconductor, Inc., Class A (A)(C)	19,250	67,953
Infineon Technologies AG	150,764	6,577,975
Intel Corp. (A)	273,163	10,079,715
Kioxia Holdings Corp. (A)	15,573	1,036,462
KLA Corp.	8,005	9,726,715
Kopin Corp. (A)	17,594	41,170
Kulicke & Soffa Industries, Inc.	4,953	225,659
Lam Research Corp.	76,520	13,098,694
Lasertec Corp.	9,252	1,762,900
Lattice Semiconductor Corp. (A)	20,175	1,484,477
MACOM Technology Solutions Holdings, Inc. (A)	9,446	1,617,911
MaxLinear, Inc. (A)	8,056	140,416
Microchip Technology, Inc.	32,925	2,097,981
Micron Technology, Inc.	68,383	19,517,192
MKS, Inc.	9,907	1,583,139
Monolithic Power Systems, Inc.	2,919	2,645,665
Navitas Semiconductor Corp. (A)(C)	15,587	111,291
Nova, Ltd. (A)	3,400	1,136,596
NVE Corp.	499	29,606
NVIDIA Corp.	1,480,409	276,096,260
NXP Semiconductors NV	15,333	3,328,181
ON Semiconductor Corp. (A)	24,514	1,327,433
Onto Innovation, Inc. (A)	7,229	1,141,170
PDF Solutions, Inc. (A)	3,156	90,041
Penguin Solutions, Inc. (A)	5,083	99,423
Photronics, Inc. (A)	5,575	178,400
Power Integrations, Inc.	5,480	194,759
Qnity Electronics, Inc.	12,760	1,041,854
Qualcomm, Inc.	65,248	11,160,670
Rambus, Inc. (A)	26,382	2,424,242
Renesas Electronics Corp. (A)	205,158	2,810,018
Rigetti Computing, Inc. (A)	31,112	689,131
SCREEN Holdings Company, Ltd.	9,360	911,704
Semtech Corp. (A)	8,486	625,333
Silicon Laboratories, Inc. (A)	8,017	1,047,822
SiTime Corp. (A)	2,099	741,346
SkyWater Technology, Inc. (A)	2,971	53,953
Skyworks Solutions, Inc.	9,057	574,304
STMicroelectronics NV	78,167	2,042,902
Synaptics, Inc. (A)	9,525	705,041
Teradyne, Inc.	9,541	1,846,756
Texas Instruments, Inc.	55,355	9,603,539
Tokyo Electron, Ltd.	51,726	11,520,790
Ultra Clean Holdings, Inc. (A)	4,406	111,604
Universal Display Corp.	6,521	761,522
Veeco Instruments, Inc. (A)	5,798	165,707
		622,958,520
Software – 6.4%
8x8, Inc. (A)	13,869	27,322
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
A10 Networks, Inc.	7,002	$123,865
ACI Worldwide, Inc. (A)	10,069	481,399
Adeia, Inc.	10,714	184,817
Adobe, Inc. (A)	25,502	8,925,445
Agilysys, Inc. (A)	2,525	300,071
Alarm.com Holdings, Inc. (A)	4,643	236,886
Alkami Technology, Inc. (A)	6,756	155,861
Amplitude, Inc., Class A (A)	9,172	106,212
Appfolio, Inc., Class A (A)	3,403	791,708
Appian Corp., Class A (A)	3,853	136,473
AppLovin Corp., Class A (A)	16,491	11,111,966
Arteris, Inc. (A)	3,093	47,942
Asana, Inc., Class A (A)	8,471	116,137
Autodesk, Inc. (A)	12,976	3,841,026
AvePoint, Inc. (A)	14,478	201,099
Bentley Systems, Inc., Class B	21,966	838,332
BILL Holdings, Inc. (A)	13,147	717,037
Bit Digital, Inc. (A)	30,695	58,014
Bitdeer Technologies Group, Class A (A)	9,638	108,042
Blackbaud, Inc. (A)	9,163	580,201
Blackline, Inc. (A)	5,060	279,767
Blend Labs, Inc., Class A (A)	19,472	59,195
Box, Inc., Class A (A)	13,640	407,972
Braze, Inc., Class A (A)	8,335	285,807
C3.ai, Inc., Class A (A)	12,313	165,979
Cadence Design Systems, Inc. (A)	16,583	5,183,514
Cerence, Inc. (A)	3,831	40,953
Chaince Digital Holdings, Inc. (A)(C)	3,993	19,845
Check Point Software Technologies, Ltd. (A)	9,915	1,839,827
Cipher Mining, Inc. (A)	31,600	466,416
CleanSpark, Inc. (A)	27,035	273,594
Clear Secure, Inc., Class A	8,407	294,918
Clearwater Analytics Holdings, Inc., Class A (A)	27,167	655,268
CommVault Systems, Inc. (A)	10,862	1,361,660
Consensus Cloud Solutions, Inc. (A)	1,850	40,367
Core Scientific, Inc. (A)	28,284	411,815
Crowdstrike Holdings, Inc., Class A (A)	15,289	7,166,872
CyberArk Software, Ltd. (A)	5,827	2,599,192
Daily Journal Corp. (A)	121	58,966
Dassault Systemes SE	77,434	2,163,369
Datadog, Inc., Class A (A)	19,827	2,696,274
Digimarc Corp. (A)	1,823	11,959
Digital Turbine, Inc. (A)	10,600	53,000
DocuSign, Inc. (A)	29,661	2,028,812
Dolby Laboratories, Inc., Class A	9,024	579,521
Domo, Inc., Class B (A)	3,369	28,401
Dropbox, Inc., Class A (A)	25,725	715,155
D-Wave Quantum, Inc. (A)(C)	32,602	852,542
Dynatrace, Inc. (A)	44,467	1,927,200
eGain Corp. (A)	1,609	16,557
EverCommerce, Inc. (A)(C)	1,640	19,860
Fair Isaac Corp. (A)	1,444	2,441,255
Five9, Inc. (A)	7,501	150,395
Fortinet, Inc. (A)	38,509	3,058,000
Freshworks, Inc., Class A (A)	19,596	240,051
Gen Digital, Inc.	34,192	929,680
Guidewire Software, Inc. (A)	12,540	2,520,665
Hut 8 Corp. (A)	9,325	428,391
i3 Verticals, Inc., Class A (A)	2,324	58,542
Intapp, Inc. (A)	5,582	255,767
InterDigital, Inc.	2,520	802,318
Intuit, Inc.	16,985	11,251,204
Jamf Holding Corp. (A)	7,688	100,021

The accompanying notes are an integral part of the financial statements.	138

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Kaltura, Inc. (A)	9,898	$16,233
Life360, Inc. (A)	2,007	128,729
LiveRamp Holdings, Inc. (A)	6,320	185,618
Manhattan Associates, Inc. (A)	8,888	1,540,379
MARA Holdings, Inc. (A)(C)	36,214	325,202
Microsoft Corp.	452,797	218,981,685
Mitek Systems, Inc. (A)	4,422	46,652
Monday.com, Ltd. (A)	4,982	735,144
N-able, Inc. (A)	7,347	54,956
NCR Voyix Corp. (A)	13,605	138,771
Nebius Group NV, Class A (A)	24,489	2,049,852
Nemetschek SE	6,667	721,304
NextNav, Inc. (A)	9,296	154,685
Nice, Ltd. (A)	7,128	805,727
Nutanix, Inc., Class A (A)	39,938	2,064,395
ON24, Inc. (A)	4,815	38,327
OneSpan, Inc.	3,457	44,388
Ooma, Inc. (A)	2,716	31,859
Oracle Corp.	102,469	19,972,233
Oracle Corp. Japan	4,444	373,514
Pagaya Technologies, Ltd., Class A (A)	4,974	103,957
PagerDuty, Inc. (A)	8,737	114,542
Palantir Technologies, Inc., Class A (A)	139,167	24,736,934
Palo Alto Networks, Inc. (A)	41,670	7,675,614
PAR Technology Corp. (A)	3,931	142,617
Pegasystems, Inc.	13,518	807,295
Porch Group, Inc. (A)	8,473	77,358
Progress Software Corp. (A)	4,164	178,885
PTC, Inc. (A)	7,298	1,271,385
Q2 Holdings, Inc. (A)	6,060	437,290
Qualys, Inc. (A)	8,844	1,175,368
Rapid7, Inc. (A)	6,339	96,353
Red Violet, Inc.	1,111	63,271
ReposiTrak, Inc. (C)	1,450	17,937
Rezolve AI PLC (A)(C)	17,533	45,060
Rimini Street, Inc. (A)	5,027	19,505
Riot Platforms, Inc. (A)	33,959	430,261
Roper Technologies, Inc.	6,558	2,919,163
Salesforce, Inc.	57,998	15,364,250
SAP SE	120,553	29,290,585
SEMrush Holdings, Inc., Class A (A)	5,060	60,163
ServiceNow, Inc. (A)	63,200	9,681,608
SoundHound AI, Inc., Class A (A)(C)	36,523	364,134
Sprinklr, Inc., Class A (A)	11,191	87,066
Sprout Social, Inc., Class A (A)	5,233	58,976
SPS Commerce, Inc. (A)	3,734	332,811
Synopsys, Inc. (A)	11,316	5,315,352
Telos Corp. (A)	5,306	27,061
Tenable Holdings, Inc. (A)	11,917	280,407
TeraWulf, Inc. (A)(C)	29,542	339,438
The Sage Group PLC	111,224	1,617,695
Trend Micro, Inc.	14,640	608,032
Tyler Technologies, Inc. (A)	2,621	1,189,803
UiPath, Inc., Class A (A)	62,577	1,025,637
Varonis Systems, Inc. (A)	11,408	374,182
Vertex, Inc., Class A (A)	6,912	138,033
Via Transportation, Inc., Class A (A)	1,080	31,331
Viant Technology, Inc., Class A (A)	1,639	19,734
Weave Communications, Inc. (A)	6,116	46,420
WiseTech Global, Ltd.	23,276	1,058,232
Workday, Inc., Class A (A)	13,220	2,839,392
Workiva, Inc. (A)	4,898	422,453
Xero, Ltd. (A)	19,101	1,446,975
Xperi, Inc. (A)	4,723	27,677
Yext, Inc. (A)	9,912	79,891
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Zeta Global Holdings Corp., Class A (A)	18,354	$373,504
		445,254,011
Technology hardware, storage and peripherals – 4.0%
Apple, Inc.	900,207	244,730,275
Canon, Inc. (C)	100,086	2,961,403
CompoSecure, Inc., Class A (A)	5,636	108,662
Corsair Gaming, Inc. (A)	4,775	28,364
Dell Technologies, Inc., Class C	18,362	2,311,409
Diebold Nixdorf, Inc. (A)	2,420	164,294
Eastman Kodak Company (A)	4,798	40,591
FUJIFILM Holdings Corp.	129,242	2,742,310
Hewlett Packard Enterprise Company	80,384	1,930,824
HP, Inc.	56,945	1,268,735
Immersion Corp.	2,795	19,006
IonQ, Inc. (A)	32,957	1,478,781
Logitech International SA	17,634	1,790,168
NetApp, Inc.	12,161	1,302,321
Pure Storage, Inc., Class A (A)	46,047	3,085,609
Quantum Computing, Inc. (A)	19,636	201,465
Sandisk Corp. (A)	8,482	2,013,457
Seagate Technology Holdings PLC	13,273	3,655,251
Super Micro Computer, Inc. (A)	30,550	894,199
Turtle Beach Corp. (A)	1,599	22,434
Western Digital Corp.	20,829	3,588,212
Xerox Holdings Corp.	11,853	28,092
		274,365,862
		1,531,674,119
Materials – 3.4%
Chemicals – 1.3%
AdvanSix, Inc.	2,549	44,098
Air Liquide SA	66,790	12,553,441
Air Products & Chemicals, Inc.	13,558	3,349,097
Akzo Nobel NV	19,746	1,373,936
Albemarle Corp.	7,170	1,014,125
American Vanguard Corp. (A)	2,982	11,391
Arq, Inc. (A)	3,531	11,546
Asahi Kasei Corp.	149,789	1,331,437
Ashland, Inc.	6,741	395,494
ASP Isotopes, Inc. (A)	9,059	48,466
Aspen Aerogels, Inc. (A)	6,797	19,236
Avient Corp.	22,521	703,556
Axalta Coating Systems, Ltd. (A)	31,466	1,016,666
Balchem Corp.	3,196	490,139
BASF SE	103,038	5,421,714
Cabot Corp.	13,029	863,562
CF Industries Holdings, Inc.	9,503	734,962
Corteva, Inc.	41,167	2,759,424
Dow, Inc.	43,302	1,012,401
DSM-Firmenich AG	19,937	1,608,315
DuPont de Nemours, Inc.	25,525	1,026,105
Ecolab, Inc.	15,530	4,076,936
Ecovyst, Inc. (A)	11,180	108,781
EMS-Chemie Holding AG	810	558,763
Evonik Industries AG	29,590	461,784
Flotek Industries, Inc. (A)	1,411	24,312
Givaudan SA	1,066	4,217,359
Hawkins, Inc.	1,908	271,050
HB Fuller Company	5,310	315,733
ICL Group, Ltd.	89,402	514,091
Ingevity Corp. (A)	3,564	210,918
Innospec, Inc.	2,430	185,992
International Flavors & Fragrances, Inc.	15,602	1,051,419
Intrepid Potash, Inc. (A)	1,111	30,808
Koppers Holdings, Inc.	1,840	49,827

The accompanying notes are an integral part of the financial statements.	139

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Kronos Worldwide, Inc.	2,893	$12,787
Linde PLC	28,447	12,129,516
LSB Industries, Inc. (A)	5,272	44,812
LyondellBasell Industries NV, Class A	15,687	679,247
Mativ Holdings, Inc.	5,256	63,860
Minerals Technologies, Inc.	3,101	189,006
Mitsubishi Chemical Group Corp.	147,813	865,243
NewMarket Corp.	1,150	790,349
Nippon Paint Holdings Company, Ltd.	109,466	732,955
Nippon Sanso Holdings Corp.	19,999	597,451
Nitto Denko Corp.	78,349	1,865,466
Novonesis A/S, B Shares	40,680	2,602,727
Olin Corp.	16,832	350,611
Orion SA	5,961	31,474
Perimeter Solutions, Inc. (A)	13,562	373,362
PPG Industries, Inc.	13,671	1,400,731
PureCycle Technologies, Inc. (A)(C)	12,726	109,316
Quaker Chemical Corp.	1,339	183,858
Rayonier Advanced Materials, Inc. (A)	6,441	37,937
RPM International, Inc.	18,911	1,966,744
Sensient Technologies Corp.	4,102	385,383
Shin-Etsu Chemical Company, Ltd.	194,787	6,050,307
Sika AG	17,600	3,573,247
Stepan Company	2,100	99,456
Syensqo SA	8,398	672,665
Symrise AG	15,329	1,241,979
The Chemours Company	14,757	173,985
The Mosaic Company	19,338	465,852
The Scotts Miracle-Gro Company	6,557	382,601
The Sherwin-Williams Company	14,045	4,551,001
Toray Industries, Inc.	160,099	1,043,811
Tronox Holdings PLC	12,035	50,186
Westlake Corp.	4,919	363,711
Yara International ASA	19,115	782,224
		92,730,744
Construction materials – 0.3%
Buzzi SpA	8,895	537,712
CRH PLC	40,835	5,096,208
Eagle Materials, Inc.	4,729	977,390
Heidelberg Materials AG	15,449	4,005,258
Holcim, Ltd. (A)	58,900	5,733,932
Knife River Corp. (A)	13,941	980,749
Martin Marietta Materials, Inc.	3,674	2,287,653
Titan America SA (A)(C)	2,516	41,464
United States Lime & Minerals, Inc.	1,069	128,002
Vulcan Materials Company	8,050	2,296,021
		22,084,389
Containers and packaging – 0.2%
Amcor PLC	140,636	1,172,904
AptarGroup, Inc.	9,678	1,180,329
Ardagh Metal Packaging SA	13,720	56,252
Avery Dennison Corp.	4,709	856,473
Ball Corp.	16,325	864,735
Crown Holdings, Inc.	16,817	1,731,646
Graphic Packaging Holding Company	43,528	655,532
Greif, Inc., Class A	6,256	423,531
Greif, Inc., Class B	506	37,793
International Paper Company	32,170	1,267,176
Myers Industries, Inc.	3,611	67,598
O-I Glass, Inc. (A)	14,952	220,692
Packaging Corp. of America	5,445	1,122,922
Ranpak Holdings Corp. (A)	4,849	26,233
Silgan Holdings, Inc.	12,936	522,226
Smurfit WestRock PLC	31,813	1,230,209
Sonoco Products Company	14,548	634,875
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
TriMas Corp.	3,104	$110,037
		12,181,163
Metals and mining – 1.5%
1911 Gold Corp. (A)	3,149	2,035
Alcoa Corp.	38,195	2,029,682
Alpha Metallurgical Resources, Inc. (A)	1,144	228,663
American Battery Technology Company (A)	11,045	36,890
Anglo American PLC	129,202	5,344,118
Antofagasta PLC	45,526	1,999,753
ArcelorMittal SA	54,150	2,486,541
Ascent Industries Company (A)	1,018	16,481
BHP Group, Ltd.	586,343	17,695,320
Boliden AB (A)	32,813	1,817,718
Caledonia Mining Corp. PLC	1,574	41,192
Century Aluminum Company (A)	5,152	201,855
Cleveland-Cliffs, Inc. (A)	84,027	1,115,879
Coeur Mining, Inc. (A)	62,325	1,111,255
Commercial Metals Company	27,183	1,881,607
Compass Minerals International, Inc. (A)	3,350	65,794
Constellium SE (A)	13,408	252,741
Contango ORE, Inc. (A)	1,101	29,077
Critical Metals Corp. (A)(C)	4,431	30,751
Dakota Gold Corp. (A)	8,978	50,995
Endeavour Mining PLC	22,298	1,165,015
Evolution Mining, Ltd.	234,417	1,961,775
Ferroglobe PLC	11,564	53,657
Fortescue, Ltd.	195,500	2,858,698
Freeport-McMoRan, Inc.	87,480	4,443,109
Fresnillo PLC	25,521	1,137,993
Glencore PLC (A)	1,160,480	6,343,950
Hecla Mining Company	160,707	3,083,967
Idaho Strategic Resources, Inc. (A)	1,402	56,501
Ivanhoe Electric, Inc. (A)	10,449	166,975
JFE Holdings, Inc.	66,440	847,036
JX Advanced Metals Corp.	64,313	803,981
Kaiser Aluminum Corp.	1,571	180,445
Lifezone Metals, Ltd. (A)(C)	2,798	11,947
Lynas Rare Earths, Ltd. (A)	104,578	857,689
Materion Corp.	2,015	250,505
Metallus, Inc. (A)	3,612	61,982
MP Materials Corp. (A)	19,866	1,003,630
Newmont Corp.	66,482	6,638,228
NioCorp Developments, Ltd. (A)	10,505	55,677
Nippon Steel Corp.	558,328	2,284,708
Norsk Hydro ASA	159,889	1,234,210
Northern Star Resources, Ltd.	156,915	2,761,335
Novagold Resources, Inc. (A)	29,542	275,331
Nucor Corp.	13,943	2,274,243
Olympic Steel, Inc.	983	42,058
Pan American Silver Corp. (A)	54,671	27,062
Perpetua Resources Corp. (A)	8,286	200,604
Ramaco Resources, Inc., Class A (A)	4,071	73,278
Reliance, Inc.	7,712	2,227,765
Rio Tinto PLC	130,309	10,496,523
Rio Tinto, Ltd.	42,856	4,180,842
Royal Gold, Inc.	11,950	2,656,366
Ryerson Holding Corp.	2,695	67,806
South32, Ltd.	519,459	1,229,614
SSR Mining, Inc. (A)	19,809	434,213
Steel Dynamics, Inc.	8,363	1,417,110
Sumitomo Metal Mining Company, Ltd.	28,538	1,142,763
SunCoke Energy, Inc.	8,194	58,997
Tredegar Corp. (A)	2,878	20,664
United States Antimony Corp. (A)	11,599	58,227

The accompanying notes are an integral part of the financial statements.	140

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
US Gold Corp. (A)	1,149	$22,302
USA Rare Earth, Inc. (A)(C)	8,584	102,150
Vox Royalty Corp.	6,125	29,033
Warrior Met Coal, Inc.	5,081	447,992
Worthington Steel, Inc.	3,267	113,104
		102,299,407
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	1,580	27,492
Holmen AB, B Shares	8,123	311,586
Louisiana-Pacific Corp.	9,347	754,864
Magnera Corp. (A)	3,147	47,646
Resolute Forest Products, Inc. (A)(D)	7,217	10,248
Stora Enso OYJ, R Shares	67,239	839,521
Svenska Cellulosa AB SCA, B Shares	70,137	930,145
Sylvamo Corp.	3,376	162,554
UPM-Kymmene OYJ	60,926	1,761,334
		4,845,390
		234,141,093
Real estate – 2.2%
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	7,452	153,809
Alpine Income Property Trust, Inc.	1,481	24,762
American Assets Trust, Inc.	5,126	97,035
Armada Hoffler Properties, Inc.	7,953	52,649
Broadstone Net Lease, Inc.	18,162	315,474
CapitaLand Integrated Commercial Trust	702,684	1,304,213
Covivio SA	6,443	427,689
CTO Realty Growth, Inc.	2,864	52,726
Essential Properties Realty Trust, Inc.	19,131	567,425
Gladstone Commercial Corp.	4,803	51,248
Global Net Lease, Inc.	19,553	168,156
Land Securities Group PLC	81,708	683,207
Modiv Industrial, Inc.	1,127	16,218
NexPoint Diversified Real Estate Trust	3,830	14,669
Stockland	279,658	1,066,255
WP Carey, Inc.	32,322	2,080,244
		7,075,779
Health care REITs – 0.2%
Alexandria Real Estate Equities, Inc.	9,476	463,755
American Healthcare REIT, Inc.	16,401	771,831
CareTrust REIT, Inc.	21,781	787,601
Community Healthcare Trust, Inc.	2,712	44,531
Diversified Healthcare Trust	21,672	105,109
Global Medical REIT, Inc.	1,244	41,973
Healthcare Realty Trust, Inc.	51,862	879,061
Healthpeak Properties, Inc.	42,336	680,763
LTC Properties, Inc.	4,291	147,525
National Health Investors, Inc.	4,569	348,935
Omega Healthcare Investors, Inc.	43,588	1,932,692
Sabra Health Care REIT, Inc.	59,768	1,132,006
Sila Realty Trust, Inc.	5,411	126,130
Universal Health Realty Income Trust	1,246	48,856
Ventas, Inc.	28,617	2,214,383
Welltower, Inc.	41,813	7,760,911
		17,486,062
Hotel and resort REITs – 0.0%
Apple Hospitality REIT, Inc.	21,203	251,256
Braemar Hotels & Resorts, Inc.	5,731	16,448
Chatham Lodging Trust	4,686	31,912
DiamondRock Hospitality Company	20,015	179,334
Host Hotels & Resorts, Inc.	38,964	690,832
Park Hotels & Resorts, Inc.	29,484	308,403
Pebblebrook Hotel Trust	11,469	129,829
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotel and resort REITs (continued)
RLJ Lodging Trust	13,200	$98,340
Ryman Hospitality Properties, Inc.	5,983	566,111
Service Properties Trust	16,033	29,501
Summit Hotel Properties, Inc.	10,342	50,366
Sunstone Hotel Investors, Inc.	17,962	160,580
Xenia Hotels & Resorts, Inc.	9,239	130,639
		2,643,551
Industrial REITs – 0.3%
CapitaLand Ascendas REIT	452,250	994,304
EastGroup Properties, Inc.	7,855	1,399,290
First Industrial Realty Trust, Inc.	19,531	1,118,540
Goodman Group	236,064	4,857,763
Industrial Logistics Properties Trust	5,473	30,320
Innovative Industrial Properties, Inc.	2,709	128,298
LXP Industrial Trust	5,591	277,202
One Liberty Properties, Inc.	2,218	45,003
Plymouth Industrial REIT, Inc.	4,225	92,443
Prologis, Inc.	56,588	7,224,024
Rexford Industrial Realty, Inc.	34,262	1,326,625
Segro PLC	148,445	1,438,154
STAG Industrial, Inc.	27,544	1,012,517
Terreno Realty Corp.	9,923	582,579
		20,527,062
Office REITs – 0.1%
Brandywine Realty Trust	16,575	48,399
BXP, Inc.	8,978	605,835
City Office REIT, Inc.	3,959	27,673
COPT Defense Properties	27,689	769,754
Cousins Properties, Inc.	24,773	638,648
Douglas Emmett, Inc.	15,735	172,928
Easterly Government Properties, Inc.	4,013	85,035
Empire State Realty Trust, Inc., Class A	14,050	91,606
Gecina SA	5,319	505,159
Hudson Pacific Properties, Inc. (A)	5,261	56,977
JBG SMITH Properties	5,863	99,730
Kilroy Realty Corp.	16,053	599,901
NET Lease Office Properties	1,472	37,963
Nippon Building Fund, Inc.	899	819,378
Peakstone Realty Trust	3,599	51,646
Piedmont Realty Trust, Inc.	12,191	101,673
Postal Realty Trust, Inc., Class A	2,209	35,653
SL Green Realty Corp.	6,987	320,494
Vornado Realty Trust	23,794	791,864
		5,860,316
Real estate management and development – 0.5%
Anywhere Real Estate, Inc. (A)	10,295	145,777
Azrieli Group, Ltd.	4,899	555,430
CapitaLand Investment, Ltd.	270,327	568,910
CBRE Group, Inc., Class A (A)	17,859	2,871,549
CK Asset Holdings, Ltd.	222,222	1,123,751
Compass, Inc., Class A (A)	47,783	505,066
CoStar Group, Inc. (A)	25,820	1,736,137
Cushman & Wakefield, Ltd. (A)	22,488	364,081
Daito Trust Construction Company, Ltd.	33,815	643,904
Daiwa House Industry Company, Ltd.	64,730	2,150,254
Douglas Elliman, Inc. (A)	7,618	18,055
eXp World Holdings, Inc.	8,719	78,907
Fastighets AB Balder, B Shares (A)	82,890	611,836
Forestar Group, Inc. (A)	1,890	46,551
FRP Holdings, Inc. (A)	1,366	31,131
Henderson Land Development Company, Ltd.	167,677	607,206
Hongkong Land Holdings, Ltd.	125,332	870,646
Hulic Company, Ltd.	53,191	581,972

The accompanying notes are an integral part of the financial statements.	141

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Jones Lang LaSalle, Inc. (A)	6,961	$2,342,168
Kennedy-Wilson Holdings, Inc.	12,054	116,562
LEG Immobilien SE	8,725	636,365
Marcus & Millichap, Inc.	2,578	70,354
Mitsubishi Estate Company, Ltd.	122,744	2,982,079
Mitsui Fudosan Company, Ltd.	305,134	3,467,625
Newmark Group, Inc., Class A	14,403	249,748
RE/MAX Holdings, Inc., Class A (A)	2,060	15,635
Sagax AB, Class B	25,374	542,698
Seaport Entertainment Group, Inc. (A)	852	16,844
Sino Land Company, Ltd.	422,546	556,006
Sumitomo Realty & Development Company, Ltd.	70,238	1,763,391
Sun Hung Kai Properties, Ltd.	167,271	2,036,740
Swiss Prime Site AG	9,263	1,438,245
Tejon Ranch Company (A)	2,412	38,037
The Real Brokerage, Inc. (A)	13,244	48,341
The RMR Group, Inc., Class A	1,668	24,853
The St. Joe Company	3,733	221,628
The Wharf Holdings, Ltd.	123,483	344,924
Vonovia SE	87,355	2,514,021
Wharf Real Estate Investment Company, Ltd.	192,788	609,322
		33,546,749
Residential REITs – 0.2%
American Homes 4 Rent, Class A	48,084	1,543,496
Apartment Investment and Management Company, Class A	13,099	77,808
AvalonBay Communities, Inc.	8,616	1,562,167
BRT Apartments Corp.	1,796	26,401
Camden Property Trust	6,482	713,539
Centerspace	1,652	110,221
Elme Communities	8,427	146,630
Equity LifeStyle Properties, Inc.	28,588	1,732,719
Equity Residential	21,093	1,329,703
Essex Property Trust, Inc.	3,923	1,026,571
Independence Realty Trust, Inc.	58,457	1,021,828
Invitation Homes, Inc.	34,358	954,809
Mid-America Apartment Communities, Inc.	7,133	990,845
NexPoint Residential Trust, Inc.	2,329	70,103
UDR, Inc.	18,322	672,051
UMH Properties, Inc.	8,165	129,905
Veris Residential, Inc.	7,546	112,284
		12,221,080
Retail REITs – 0.3%
Acadia Realty Trust	12,868	264,309
Agree Realty Corp.	16,923	1,218,964
Alexander's, Inc.	215	46,857
Brixmor Property Group, Inc.	45,147	1,183,754
CBL & Associates Properties, Inc.	1,738	64,306
Curbline Properties Corp.	9,532	221,238
Federal Realty Investment Trust	4,783	482,126
FrontView REIT, Inc.	2,115	31,217
Getty Realty Corp.	5,220	142,871
InvenTrust Properties Corp.	7,556	213,155
Kimco Realty Corp.	41,261	836,360
Kite Realty Group Trust	53,104	1,272,903
Klepierre SA	24,838	982,723
Link REIT	300,700	1,342,631
NETSTREIT Corp.	8,176	144,225
NNN REIT, Inc.	28,012	1,110,116
Phillips Edison & Company, Inc.	12,321	438,258
Realty Income Corp.	56,044	3,159,200
Regency Centers Corp.	10,029	692,302
Saul Centers, Inc.	1,446	45,592
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Scentre Group	602,221	$1,683,440
Simon Property Group, Inc.	19,889	3,681,653
SITE Centers Corp.	5,454	35,015
Tanger, Inc.	10,845	361,898
The Macerich Company	24,753	456,940
Unibail-Rodamco-Westfield (A)	14,057	1,528,655
Urban Edge Properties	12,697	243,655
Vicinity, Ltd.	451,372	768,461
Whitestone REIT	4,710	65,422
		22,718,246
Specialized REITs – 0.5%
American Tower Corp.	28,521	5,007,432
Crown Castle, Inc.	26,530	2,357,721
CubeSmart	33,633	1,212,470
Digital Realty Trust, Inc.	19,671	3,043,300
EPR Properties	11,230	560,377
Equinix, Inc.	5,982	4,583,169
Extra Space Storage, Inc.	12,931	1,683,875
Farmland Partners, Inc.	3,731	36,153
Four Corners Property Trust, Inc.	10,362	238,948
Gaming and Leisure Properties, Inc.	41,741	1,865,405
Gladstone Land Corp.	3,533	32,327
Iron Mountain, Inc.	18,008	1,493,764
Lamar Advertising Company, Class A	12,811	1,621,616
National Storage Affiliates Trust	10,439	294,484
Outfront Media, Inc.	14,336	345,498
PotlatchDeltic Corp.	17,996	715,881
Public Storage	9,620	2,496,390
Rayonier, Inc.	21,901	474,157
Safehold, Inc.	5,529	75,692
SBA Communications Corp.	6,491	1,255,554
Smartstop Self Storage REIT, Inc.	3,030	93,748
VICI Properties, Inc.	65,121	1,831,203
Weyerhaeuser Company	43,917	1,040,394
		32,359,558
		154,438,403
Utilities – 2.7%
Electric utilities – 1.5%
Acciona SA	2,850	620,272
Alliant Energy Corp.	15,661	1,018,122
American Electric Power Company, Inc.	32,610	3,760,259
BKW AG	2,438	517,126
Chubu Electric Power Company, Inc.	78,758	1,213,386
CK Infrastructure Holdings, Ltd.	72,721	538,879
CLP Holdings, Ltd.	189,586	1,695,827
Constellation Energy Corp.	19,025	6,720,962
Contact Energy, Ltd.	97,505	518,710
Duke Energy Corp.	47,377	5,553,058
Edison International	23,441	1,406,929
EDP SA	362,275	1,668,560
Elia Group SA/NV	5,037	648,175
Endesa SA	36,669	1,319,376
Enel SpA	938,966	9,762,742
Entergy Corp.	27,209	2,514,928
Evergy, Inc.	14,026	1,016,745
Eversource Energy	22,857	1,538,962
Exelon Corp.	61,548	2,682,877
FirstEnergy Corp.	31,679	1,418,269
Fortum OYJ	51,793	1,099,871
Genie Energy, Ltd., B Shares	2,225	30,661
Hawaiian Electric Industries, Inc. (A)	16,969	208,719
Iberdrola SA	732,761	15,866,760
IDACORP, Inc.	7,971	1,008,810
MGE Energy, Inc.	3,641	285,527

The accompanying notes are an integral part of the financial statements.	142

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
NextEra Energy, Inc.	126,877	$10,185,686
NRG Energy, Inc.	11,675	1,859,127
OGE Energy Corp.	29,714	1,268,788
Oklo, Inc. (A)	10,586	759,651
Origin Energy, Ltd.	198,886	1,518,794
Otter Tail Corp.	3,760	303,846
PG&E Corp.	133,902	2,151,805
Pinnacle West Capital Corp.	7,291	646,712
Portland General Electric Company	27,451	1,317,373
Power Assets Holdings, Ltd.	159,920	1,133,547
PPL Corp.	45,064	1,578,141
Redeia Corp. SA	46,850	835,184
SSE PLC	139,213	4,081,435
Terna - Rete Elettrica Nazionale	162,433	1,728,075
The Kansai Electric Power Company, Inc.	109,407	1,718,202
The Southern Company	67,082	5,849,550
TXNM Energy, Inc.	24,152	1,422,070
Verbund AG	7,861	570,797
Xcel Energy, Inc.	36,037	2,661,693
		106,224,988
Gas utilities – 0.2%
APA Group	151,832	907,227
Atmos Energy Corp.	9,780	1,639,421
Brookfield Infrastructure Corp., Class A	11,785	535,039
Chesapeake Utilities Corp.	2,293	286,075
Hong Kong & China Gas Company, Ltd.	1,292,533	1,165,187
National Fuel Gas Company	13,328	1,067,040
Naturgy Energy Group SA	22,388	681,677
New Jersey Resources Corp.	24,611	1,135,059
Northwest Natural Holding Company	3,973	185,698
ONE Gas, Inc.	14,592	1,127,232
Osaka Gas Company, Ltd.	41,341	1,436,470
RGC Resources, Inc.	1,040	22,152
Snam SpA	232,797	1,546,906
Southwest Gas Holdings, Inc.	15,787	1,263,276
Spire, Inc.	14,305	1,183,024
Tokyo Gas Company, Ltd.	36,415	1,443,653
UGI Corp.	31,699	1,186,494
		16,811,630
Independent power and renewable electricity producers – 0.2%
EDP Renovaveis SA	36,401	514,065
Hallador Energy Company (A)	2,996	57,044
Meridian Energy, Ltd.	152,291	491,867
Montauk Renewables, Inc. (A)	7,659	12,791
Ormat Technologies, Inc.	14,876	1,643,352
Orsted A/S (A)(B)	61,011	1,164,661
RWE AG	72,993	3,867,669
Talen Energy Corp. (A)	6,739	2,526,047
The AES Corp.	43,383	622,112
Vistra Corp.	19,404	3,130,447
		14,030,055
Multi-utilities – 0.7%
Ameren Corp.	16,478	1,645,493
Avista Corp.	7,865	303,117
Black Hills Corp.	18,168	1,261,223
CenterPoint Energy, Inc.	39,771	1,524,820
Centrica PLC	544,933	1,242,479
CMS Energy Corp.	18,539	1,296,432
Consolidated Edison, Inc.	21,989	2,183,947
Dominion Energy, Inc.	52,019	3,047,793
DTE Energy Company	12,653	1,631,984
E.ON SE	259,191	4,907,761
Engie SA	210,859	5,539,126
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
National Grid PLC	572,783	$8,785,620
NiSource, Inc.	29,073	1,214,088
Northwestern Energy Group, Inc.	15,001	968,165
Public Service Enterprise Group, Inc.	30,410	2,441,923
Sembcorp Industries, Ltd.	103,183	482,341
Sempra	39,762	3,510,587
Unitil Corp.	1,791	86,756
Veolia Environnement SA	72,785	2,532,734
WEC Energy Group, Inc.	19,817	2,089,901
		46,696,290
Water utilities – 0.1%
American States Water Company	3,758	272,380
American Water Works Company, Inc.	11,888	1,551,384
Cadiz, Inc. (A)	5,613	31,489
California Water Service Group	5,849	253,437
Consolidated Water Company, Ltd.	1,456	51,382
Essential Utilities, Inc.	41,736	1,600,993
Global Water Resources, Inc.	2,036	17,204
H2O America	3,253	159,364
Middlesex Water Company	1,825	92,017
Pure Cycle Corp. (A)	2,213	24,321
Severn Trent PLC	31,279	1,174,560
The York Water Company	1,501	47,792
United Utilities Group PLC	78,721	1,264,765
		6,541,088
		190,304,051
TOTAL COMMON STOCKS (Cost $2,867,785,663)		$6,663,728,421
PREFERRED SECURITIES – 0.1%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	6,312	672,609
Dr. Ing. h.c. F. Porsche AG (B)	13,146	700,186
Porsche Automobil Holding SE	17,678	824,774
Volkswagen AG	23,806	2,905,252
		5,102,821
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	18,512	1,510,298
Health care – 0.0%
Life sciences tools and services – 0.0%
Sartorius AG	3,026	871,380
TOTAL PREFERRED SECURITIES (Cost $8,328,507)		$7,484,499
RIGHTS – 0.0%
Gen Digital, Inc. (Expiration Date: 4-17-27) (A)(E)	1,230	5,424
TOTAL RIGHTS (Cost $4,797)		$5,424
WARRANTS – 0.0%
Bed Bath & Beyond, Inc. (Expiration Date: 10-7-26; Strike Price: $15.50) (A)	674	445
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	480	85
TOTAL WARRANTS (Cost $0)		$530

The accompanying notes are an integral part of the financial statements.	143

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.7%
Short-term funds – 3.7%
John Hancock Collateral Trust, 3.7477% (F)(G)	25,425,243	$254,359,216
TOTAL SHORT-TERM INVESTMENTS (Cost $254,355,224)		$254,359,216
Total Investments (Strategic Equity Allocation Trust) (Cost $3,130,474,191) – 99.8%		$6,925,578,090
Other assets and liabilities, net – 0.2%		17,259,540
TOTAL NET ASSETS – 100.0%		$6,942,837,630
Security Abbreviations and Legend
ADR	American Depositary Receipt
Strategic Equity Allocation Trust (continued)
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 12-31-25.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 12-31-25.
(G)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $28,707,406.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	706	Long	Mar 2026	$102,157,588	$102,444,130	$286,542
Russell 2000 E-Mini Index Futures	80	Long	Mar 2026	10,353,743	9,992,000	(361,743)
S&P 500 E-Mini Index Futures	403	Long	Mar 2026	139,193,652	138,883,875	(309,777)
S&P Mid 400 E-Mini Index Futures	43	Long	Mar 2026	14,525,729	14,298,360	(227,369)
						$(612,347)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.4%
Communication services – 9.8%
Diversified telecommunication services – 0.6%
Anterix, Inc. (A)	362	$7,902
AST SpaceMobile, Inc. (A)	4,375	317,756
AT&T, Inc.	112,422	2,792,562
Bandwidth, Inc., Class A (A)	535	8,266
Cogent Communications Holdings, Inc.	809	17,442
Frontier Communications Parent, Inc. (A)	3,883	147,826
GCI Liberty, Inc. (A)(B)	2,206	0
GCI Liberty, Inc., Class A (A)	322	11,872
GCI Liberty, Inc., Class C (A)	350	13,024
Globalstar, Inc. (A)	2,002	122,202
IDT Corp., Class B	383	19,613
Iridium Communications, Inc.	1,672	29,059
Liberty Global, Ltd., Class A (A)	1,628	18,136
Liberty Global, Ltd., Class C (A)	3,762	41,532
Liberty Latin America, Ltd., Class A (A)	569	4,205
Liberty Latin America, Ltd., Class C (A)	2,774	20,694
Lumen Technologies, Inc. (A)	16,190	125,796
Shenandoah Telecommunications Company	1,042	12,046
Uniti Group, Inc. (A)	3,843	26,939
Verizon Communications, Inc.	66,255	2,698,566
		6,435,438
Entertainment – 1.5%
AMC Entertainment Holdings, Inc., Class A (A)	8,417	13,131
Atlanta Braves Holdings, Inc., Series A (A)	583	24,772
Atlanta Braves Holdings, Inc., Series C (A)	510	20,120
Cinemark Holdings, Inc.	1,812	42,111
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
CuriosityStream, Inc.	1,077	$4,093
Electronic Arts, Inc.	3,935	804,039
Eventbrite, Inc., Class A (A)	1,617	7,196
IMAX Corp. (A)	848	31,342
Liberty Live Holdings, Inc., Class A (A)	426	34,719
Liberty Live Holdings, Inc., Class C (A)	1,009	83,908
Liberty Media Corp.-Liberty Formula One, Series A (A)	510	45,584
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,408	335,722
Lionsgate Studios Corp. (A)	4,741	43,285
Live Nation Entertainment, Inc. (A)	3,642	518,985
Madison Square Garden Entertainment Corp. (A)	655	35,298
Madison Square Garden Sports Corp. (A)	309	79,923
Netflix, Inc. (A)	66,844	6,267,293
Playtika Holding Corp.	6,306	24,909
Reservoir Media, Inc. (A)	1,061	8,032
Roblox Corp., Class A (A)	10,157	823,022
Roku, Inc. (A)	2,054	222,838
Sphere Entertainment Company (A)	461	43,832
Spotify Technology SA (A)	3,237	1,879,758
StubHub Holdings, Inc., Class A (A)(C)	5,093	68,908
Take-Two Interactive Software, Inc. (A)	2,906	744,023
The Marcus Corp.	476	7,383
The Walt Disney Company	28,279	3,217,302
TKO Group Holdings, Inc.	1,290	269,610
Warner Brothers Discovery, Inc. (A)	39,001	1,124,009

The accompanying notes are an integral part of the financial statements.	144

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Warner Music Group Corp., Class A	2,342	$71,829
		16,896,976
Interactive media and services – 7.0%
Alphabet, Inc., Class A	91,509	28,642,317
Alphabet, Inc., Class C	85,441	26,811,386
Angi, Inc. (A)	821	10,616
Bumble, Inc., Class A (A)	1,852	6,612
CarGurus, Inc. (A)	1,352	51,849
Cars.com, Inc. (A)	1,025	12,505
EverQuote, Inc., Class A (A)	543	14,661
FuboTV, Inc., Class A (A)	5,558	14,006
Getty Images Holdings, Inc. (A)(C)	7,751	10,386
Grindr, Inc. (A)	2,963	40,119
IAC, Inc. (A)	1,190	46,529
Match Group, Inc.	3,787	122,282
MediaAlpha, Inc., Class A (A)	972	12,587
Meta Platforms, Inc., Class A	34,123	22,524,251
Nextdoor Holdings, Inc. (A)	4,834	10,151
Pinterest, Inc., Class A (A)	9,425	244,013
QuinStreet, Inc. (A)	989	14,212
Reddit, Inc., Class A (A)	2,169	498,588
Rumble, Inc. (A)(C)	3,512	22,196
Shutterstock, Inc.	668	12,759
Snap, Inc., Class A (A)	22,607	182,438
TripAdvisor, Inc. (A)	1,834	26,703
Trump Media & Technology Group Corp. (A)	4,429	58,640
Webtoon Entertainment, Inc. (A)(C)	2,164	28,197
Yelp, Inc. (A)	1,008	30,633
Zedge, Inc., Class B	503	1,650
Ziff Davis, Inc. (A)	678	23,832
ZipRecruiter, Inc., Class A (A)	1,513	5,901
ZoomInfo Technologies, Inc. (A)	5,043	51,287
		79,531,306
Media – 0.4%
AMC Networks, Inc., Class A (A)	609	5,798
Boston Omaha Corp., Class A (A)	746	9,228
Cable One, Inc.	97	10,946
Cardlytics, Inc. (A)	1,208	1,389
Charter Communications, Inc., Class A (A)	2,035	424,806
Clear Channel Outdoor Holdings, Inc. (A)	8,721	19,273
Comcast Corp., Class A	57,863	1,729,525
DoubleVerify Holdings, Inc. (A)	2,679	30,648
EchoStar Corp., Class A (A)	2,468	268,272
Fox Corp., Class A	2,958	216,141
Fox Corp., Class B	4,086	265,304
Gambling.com Group, Ltd. (A)	722	3,942
Gray Media, Inc.	1,567	7,584
Ibotta, Inc., Class A (A)	433	9,842
iHeartMedia, Inc., Class A (A)	2,203	9,164
John Wiley & Sons, Inc., Class A	727	22,268
Liberty Broadband Corp., Series A (A)	454	21,919
Liberty Broadband Corp., Series C (A)	1,818	88,355
Magnite, Inc. (A)	2,254	36,582
MNTN, Inc., Class A (A)	762	9,098
National CineMedia, Inc.	1,936	7,531
News Corp., Class A	5,268	137,600
News Corp., Class B	3,480	103,112
Newsmax, Inc. (A)	1,462	11,301
Nexstar Media Group, Inc.	473	96,043
NIQ Global Intelligence PLC (A)	4,737	78,113
Omnicom Group, Inc.	5,006	404,235
Optimum Communications, Inc., Class A (A)	5,276	8,705
Paramount Skydance Corp., Class B (C)	16,984	227,586
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
PubMatic, Inc., Class A (A)	763	$6,768
Scholastic Corp.	451	13,363
Sinclair, Inc.	844	12,913
Sirius XM Holdings, Inc.	5,286	105,694
Stagwell, Inc. (A)	4,427	21,648
TechTarget, Inc. (A)	769	4,153
TEGNA, Inc.	2,513	48,777
The EW Scripps Company, Class A (A)	1,310	5,227
The New York Times Company, Class A	2,533	175,841
The Trade Desk, Inc., Class A (A)	7,011	266,138
Thryv Holdings, Inc. (A)	893	5,403
USA TODAY Company, Inc. (A)	2,450	12,618
		4,942,853
Wireless telecommunication services – 0.3%
Array Digital Infrastructure, Inc.	871	46,703
Gogo, Inc. (A)	2,267	10,564
Millicom International Cellular SA	2,670	148,025
Spok Holdings, Inc.	437	5,764
Telephone & Data Systems, Inc.	1,699	69,659
T-Mobile US, Inc.	17,708	3,595,432
		3,876,147
		111,682,720
Consumer discretionary – 10.5%
Automobile components – 0.1%
Adient PLC (A)	1,343	25,745
American Axle & Manufacturing Holdings, Inc. (A)	1,941	12,442
Aptiv PLC (A)	3,424	260,532
Autoliv, Inc.	1,209	143,508
BorgWarner, Inc.	3,401	153,249
Cooper-Standard Holdings, Inc. (A)	295	9,685
Dana, Inc.	1,863	44,265
Dorman Products, Inc. (A)	488	60,117
Fox Factory Holding Corp. (A)	714	12,217
Gentex Corp.	3,492	81,259
Gentherm, Inc. (A)	542	19,713
Holley, Inc. (A)	2,234	9,226
LCI Industries	386	46,837
Lear Corp.	833	95,462
Patrick Industries, Inc.	533	57,793
PHINIA, Inc.	620	38,868
QuantumScape Corp. (A)	8,895	92,686
Solid Power, Inc. (A)	2,942	12,504
Standard Motor Products, Inc.	406	14,961
Strattec Security Corp. (A)	75	5,711
The Goodyear Tire & Rubber Company (A)	4,535	39,727
Visteon Corp.	427	40,608
XPEL, Inc. (A)	454	22,659
		1,299,774
Automobiles – 2.3%
Empery Digital, Inc. (A)	651	2,972
Faraday Future Intelligent Electric, Inc. (A)(C)	2,827	2,884
Ford Motor Company	61,364	805,096
General Motors Company	14,974	1,217,686
Harley-Davidson, Inc.	1,928	39,505
Lucid Group, Inc. (A)(C)	4,834	51,095
Rivian Automotive, Inc., Class A (A)	19,073	375,929
Tesla, Inc. (A)	52,322	23,530,250
Thor Industries, Inc.	841	86,345

The accompanying notes are an integral part of the financial statements.	145

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Winnebago Industries, Inc.	477	$19,328
		26,131,090
Broadline retail – 3.6%
Amazon.com, Inc. (A)	167,795	38,730,442
Coupang, Inc. (A)	26,245	619,120
Dillard's, Inc., Class A	184	111,567
eBay, Inc.	7,198	626,946
Etsy, Inc. (A)	1,562	86,597
Groupon, Inc. (A)	662	11,658
Kohl's Corp.	1,775	36,228
Macy's, Inc.	4,263	93,999
Ollie's Bargain Outlet Holdings, Inc. (A)	968	106,102
Pattern Group, Inc., Class A (A)(C)	2,542	29,335
Savers Value Village, Inc. (A)	2,578	24,079
		40,476,073
Distributors – 0.0%
Epsium Enterprise, Ltd.,Class A (A)	240	480
Genuine Parts Company	2,190	269,282
Gold.com, Inc.	421	14,335
LKQ Corp.	4,096	123,699
Pool Corp.	589	134,734
		542,530
Diversified consumer services – 0.1%
ADT, Inc.	12,050	97,244
Adtalem Global Education, Inc. (A)	571	59,081
American Public Education, Inc. (A)	310	11,718
Bright Horizons Family Solutions, Inc. (A)	899	91,159
Carriage Services, Inc.	290	12,267
Coursera, Inc. (A)	2,671	19,659
Driven Brands Holdings, Inc. (A)	2,720	40,310
Duolingo, Inc. (A)	624	109,512
frontdoor, Inc. (A)	1,152	66,459
Graham Holdings Company, Class B	53	58,226
Grand Canyon Education, Inc. (A)	442	73,509
H&R Block, Inc.	2,102	91,605
ITT Educational Services, Inc. (A)(B)	608	0
Laureate Education, Inc. (A)	2,364	79,596
Lincoln Educational Services Corp. (A)	547	13,210
Matthews International Corp., Class A	593	15,489
McGraw Hill, Inc. (A)	3,069	50,639
Mister Car Wash, Inc. (A)	5,532	30,758
OneSpaWorld Holdings, Ltd.	1,681	34,864
Perdoceo Education Corp.	1,037	30,415
Phoenix Education Partners, Inc. (A)	633	19,180
Service Corp. International	2,209	172,236
Strategic Education, Inc.	386	30,957
Stride, Inc. (A)	689	44,737
Udemy, Inc. (A)	2,499	14,619
Universal Technical Institute, Inc. (A)	868	22,681
WW International, Inc. (A)	181	5,288
		1,295,418
Hotels, restaurants and leisure – 1.9%
Accel Entertainment, Inc. (A)	1,745	19,910
Airbnb, Inc., Class A (A)	6,744	915,296
Ambassadors Group, Inc. (A)(B)	714	29
Aramark	4,122	151,937
Biglari Holdings, Inc., Class A (A)	4	6,960
Biglari Holdings, Inc., Class B (A)	37	12,300
BJ's Restaurants, Inc. (A)	351	13,829
Black Rock Coffee Bar, Inc., Class A (A)	312	6,942
Bloomin' Brands, Inc.	1,470	9,070
Booking Holdings, Inc.	509	2,725,863
Boyd Gaming Corp.	1,224	104,334
Brightstar Lottery PLC	3,048	47,183
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Brinker International, Inc. (A)	698	$100,177
Caesars Entertainment, Inc. (A)	3,274	76,579
Carnival Corp. (A)	18,337	560,012
Cava Group, Inc. (A)	1,814	106,464
Chipotle Mexican Grill, Inc. (A)	21,073	779,701
Choice Hotels International, Inc.	725	69,064
Churchill Downs, Inc.	1,099	125,044
Cracker Barrel Old Country Store, Inc. (C)	371	9,423
Darden Restaurants, Inc.	1,835	337,677
Dave & Buster's Entertainment, Inc. (A)	568	9,207
Denny's Corp. (A)	1,016	6,320
Dine Brands Global, Inc.	263	8,453
Domino's Pizza, Inc.	530	220,915
DoorDash, Inc., Class A (A)	6,331	1,433,845
DraftKings, Inc., Class A (A)	7,803	268,891
Dutch Bros, Inc., Class A (A)	1,995	122,134
El Pollo Loco Holdings, Inc. (A)	622	6,506
Expedia Group, Inc.	1,857	526,107
First Watch Restaurant Group, Inc. (A)	999	15,065
Flutter Entertainment PLC (A)	2,767	595,016
Global Business Travel Group I (A)	8,698	66,540
Golden Entertainment, Inc.	478	12,997
Hilton Grand Vacations, Inc. (A)	1,423	63,679
Hilton Worldwide Holdings, Inc.	3,685	1,058,516
Hyatt Hotels Corp., Class A	657	105,330
Jack in the Box, Inc.	336	6,367
Krispy Kreme, Inc.	2,848	11,449
Kura Sushi USA, Inc., Class A (A)	180	9,419
Las Vegas Sands Corp.	10,803	703,167
Life Time Group Holdings, Inc. (A)	3,471	92,259
Light & Wonder, Inc. (A)	4	412
Lindblad Expeditions Holdings, Inc. (A)	966	13,930
Lucky Strike Entertainment Corp. (C)	1,515	12,832
Marriott International, Inc., Class A	4,267	1,323,794
Marriott Vacations Worldwide Corp.	549	31,672
McDonald's Corp.	11,228	3,431,614
MGM Resorts International (A)	4,251	155,119
Monarch Casino & Resort, Inc.	302	28,901
Nathan's Famous, Inc.	93	8,702
Navan, Inc., Class A (A)	3,742	63,913
Norwegian Cruise Line Holdings, Ltd. (A)	7,074	157,892
Papa John's International, Inc.	524	20,169
Penn Entertainment, Inc. (A)	2,328	34,338
Planet Fitness, Inc., Class A (A)	1,316	142,747
Portillo's, Inc., Class A (A)	1,244	5,648
Pursuit Attractions and Hospitality, Inc. (A)	501	16,874
RCI Hospitality Holdings, Inc.	193	4,601
Red Rock Resorts, Inc., Class A	949	58,791
Restaurant Brands International LP	82	5,564
Royal Caribbean Cruises, Ltd.	4,274	1,192,104
Rush Street Interactive, Inc. (A)	1,514	29,417
Sabre Corp. (A)	6,776	9,215
Serve Robotics, Inc. (A)(C)	1,195	12,404
Shake Shack, Inc., Class A (A)	627	50,894
Sharplink Gaming, Inc. (A)	3,102	27,732
Six Flags Entertainment Corp. (A)	1,646	25,250
Soho House & Company, Inc. (A)	1,016	9,103
Starbucks Corp.	17,881	1,505,759
Sweetgreen, Inc., Class A (A)	1,742	11,776
Target Hospitality Corp. (A)	1,719	13,769
Texas Roadhouse, Inc.	1,031	171,146
The Cheesecake Factory, Inc.	757	38,213
The Wendy's Company	2,992	24,923
Travel + Leisure Company	1,014	71,517
United Parks & Resorts, Inc. (A)	864	31,363

The accompanying notes are an integral part of the financial statements.	146

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Vail Resorts, Inc.	584	$77,555
Viking Holdings, Ltd. (A)	4,972	355,051
Wingstop, Inc.	439	104,697
Wyndham Hotels & Resorts, Inc.	1,180	89,161
Wynn Resorts, Ltd.	1,634	196,619
Xponential Fitness, Inc., Class A (A)	632	5,201
Yum! Brands, Inc.	4,364	660,186
		21,750,544
Household durables – 0.4%
Beazer Homes USA, Inc. (A)	543	11,007
Cavco Industries, Inc. (A)	125	73,843
Century Communities, Inc.	512	30,387
Champion Homes, Inc. (A)	894	75,543
Cricut, Inc., Class A	1,127	5,579
D.R. Horton, Inc.	4,683	674,492
Dream Finders Homes, Inc., Class A (A)	656	11,218
Ethan Allen Interiors, Inc.	497	11,351
Garmin, Ltd.	3,039	616,461
GoPro, Inc., Class A (A)	2,548	3,593
Green Brick Partners, Inc. (A)	730	45,742
Hamilton Beach Brands Holding Company, Class B	241	3,964
Helen of Troy, Ltd. (A)	416	8,840
Hovnanian Enterprises, Inc., Class A (A)	90	8,779
Installed Building Products, Inc.	429	111,278
KB Home	1,039	58,610
La-Z-Boy, Inc.	684	25,493
Legacy Housing Corp. (A)	492	9,604
Leggett & Platt, Inc.	2,225	24,475
Lennar Corp., B Shares	644	61,257
Lennar Corp., Class A	3,324	341,707
LGI Homes, Inc. (A)	407	17,485
M/I Homes, Inc. (A)	420	53,739
Meritage Homes Corp.	1,124	73,959
Mohawk Industries, Inc. (A)	971	106,130
Newell Brands, Inc.	6,813	25,344
NVR, Inc. (A)	45	328,175
PulteGroup, Inc.	3,075	360,575
SharkNinja, Inc. (A)	2,222	248,642
Somnigroup International, Inc.	3,306	295,160
Sonos, Inc. (A)	1,954	34,312
Taylor Morrison Home Corp. (A)	1,536	90,424
The Lovesac Company (A)	288	4,248
Toll Brothers, Inc.	1,488	201,207
TopBuild Corp. (A)	441	183,981
Tri Pointe Homes, Inc. (A)	1,409	44,341
Whirlpool Corp. (C)	886	63,916
		4,344,861
Leisure products – 0.1%
Acushnet Holdings Corp.	935	74,632
Brunswick Corp.	1,029	76,393
Funko, Inc., Class A (A)	1,123	3,818
Hasbro, Inc.	2,202	180,564
Latham Group, Inc. (A)	2,010	12,764
Malibu Boats, Inc., Class A (A)	377	10,635
MasterCraft Boat Holdings, Inc. (A)	443	8,377
Mattel, Inc. (A)	5,066	100,509
Peloton Interactive, Inc., Class A (A)	6,246	38,475
Polaris, Inc.	891	56,356
Smith & Wesson Brands, Inc.	812	8,014
Sturm Ruger & Company, Inc.	284	9,273
Topgolf Callaway Brands Corp. (A)	2,971	34,672
Tron, Inc. (A)(C)	4,215	5,227
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
YETI Holdings, Inc. (A)	1,279	$56,493
		676,202
Specialty retail – 1.7%
1-800-Flowers.com, Inc., Class A (A)(C)	951	3,737
Abercrombie & Fitch Company, Class A (A)	748	94,151
Academy Sports & Outdoors, Inc.	1,043	52,108
Advance Auto Parts, Inc.	954	37,492
American Eagle Outfitters, Inc.	2,727	71,911
America's Car-Mart, Inc. (A)	179	4,522
Arhaus, Inc. (A)	880	9,865
Arko Corp.	2,142	9,725
Asbury Automotive Group, Inc. (A)	308	71,619
AutoNation, Inc. (A)	584	120,584
AutoZone, Inc. (A)	263	891,965
Barnes & Noble Education, Inc. (A)	593	5,450
Bath & Body Works, Inc.	3,260	65,461
Bed Bath & Beyond, Inc. (A)	1,173	6,405
Best Buy Company, Inc.	3,317	222,007
Boot Barn Holdings, Inc. (A)	480	84,706
Build-A-Bear Workshop, Inc.	217	13,296
Burlington Stores, Inc. (A)	991	286,250
Caleres, Inc.	573	6,973
Camping World Holdings, Inc., Class A	1,098	10,684
CarMax, Inc. (A)	2,364	91,345
Carvana Company (A)	2,172	916,627
Chewy, Inc., Class A (A)	3,465	114,518
Citi Trends, Inc. (A)	163	6,774
Designer Brands, Inc., Class A	711	5,283
Dick's Sporting Goods, Inc.	1,040	205,889
EVgo, Inc. (A)	2,257	6,568
Five Below, Inc. (A)	868	163,496
Floor & Decor Holdings, Inc., Class A (A)	1,688	102,782
GameStop Corp., Class A (A)	7,047	141,504
Genesco, Inc. (A)	213	5,276
Group 1 Automotive, Inc.	201	79,053
Guess?, Inc.	879	14,723
Haverty Furniture Companies, Inc.	332	7,756
Lands' End, Inc. (A)	581	8,436
Lithia Motors, Inc.	401	133,264
Lowe's Companies, Inc.	8,828	2,128,960
MarineMax, Inc. (A)	417	10,104
Monro, Inc.	517	10,361
Murphy USA, Inc.	303	122,267
National Vision Holdings, Inc. (A)	1,266	32,688
Newegg Commerce, Inc. (A)(C)	6,108	310,042
O'Reilly Automotive, Inc. (A)	13,293	1,212,455
Penske Automotive Group, Inc.	1,059	167,629
Petco Health & Wellness Company, Inc. (A)	4,020	11,296
PetMed Express, Inc. (A)	593	1,898
Revolve Group, Inc. (A)	647	19,533
RH (A)	293	52,491
Ross Stores, Inc.	5,138	925,559
Sally Beauty Holdings, Inc. (A)	1,587	22,631
Shoe Carnival, Inc.	495	8,356
Signet Jewelers, Ltd.	648	53,706
Sleep Number Corp. (A)	425	3,596
Sonic Automotive, Inc., Class A	362	22,393
Stitch Fix, Inc., Class A (A)	1,934	10,154
The Buckle, Inc.	818	43,698
The Children's Place, Inc. (A)	428	1,703
The Gap, Inc.	5,821	149,018
The Home Depot, Inc.	15,671	5,392,391
The RealReal, Inc. (A)	1,858	29,319

The accompanying notes are an integral part of the financial statements.	147

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The TJX Companies, Inc.	17,513	$2,690,172
ThredUp, Inc., Class A (A)	1,689	10,793
Tractor Supply Company	8,345	417,333
Ulta Beauty, Inc. (A)	706	427,137
Upbound Group, Inc.	1,006	17,665
Urban Outfitters, Inc. (A)	1,410	106,117
Valvoline, Inc. (A)	2,016	58,585
Victoria's Secret & Company (A)	1,259	68,200
Warby Parker, Inc., Class A (A)	1,676	36,520
Wayfair, Inc., Class A (A)	1,653	165,978
Williams-Sonoma, Inc.	1,914	341,821
Winmark Corp.	58	23,487
Zumiez, Inc. (A)	333	8,675
		19,186,936
Textiles, apparel and luxury goods – 0.3%
Amer Sports, Inc. (A)	8,724	325,841
Birkenstock Holding PLC (A)	2,905	118,815
Capri Holdings, Ltd. (A)	1,885	45,994
Carter's, Inc.	587	19,036
Columbia Sportswear Company	887	48,865
Crocs, Inc. (A)	859	73,462
Deckers Outdoor Corp. (A)	2,329	241,447
Figs, Inc., Class A (A)	2,505	28,457
G-III Apparel Group, Ltd.	707	20,475
Gildan Activewear, Inc.	24	1,499
Kontoor Brands, Inc.	882	53,881
Lakeland Industries, Inc.	369	3,262
Levi Strauss & Company, Class A	1,707	35,403
Lululemon Athletica, Inc. (A)	1,783	370,525
Movado Group, Inc.	345	7,114
NIKE, Inc., Class B	18,696	1,191,122
On Holding AG, Class A (A)	4,550	211,484
Oxford Industries, Inc.	253	8,653
PVH Corp.	750	50,265
Ralph Lauren Corp.	604	213,580
Steven Madden, Ltd.	1,150	47,886
Tapestry, Inc.	3,270	417,808
Under Armour, Inc., Class A (A)	1,621	8,056
Under Armour, Inc., Class C (A)	4,949	23,755
Vera Bradley, Inc. (A)	1,025	2,481
VF Corp.	6,167	111,499
Wolverine World Wide, Inc.	1,312	23,813
		3,704,478
		119,407,906
Consumer staples – 4.9%
Beverages – 1.0%
Brown-Forman Corp., Class A	3,294	86,665
Brown-Forman Corp., Class B	4,259	110,990
Celsius Holdings, Inc. (A)	4,055	185,476
Coca-Cola Consolidated, Inc.	1,187	181,967
Constellation Brands, Inc., Class A	2,761	380,908
Keurig Dr. Pepper, Inc.	21,321	597,201
MGP Ingredients, Inc.	359	8,724
Molson Coors Beverage Company, Class B	2,887	134,765
Monster Beverage Corp. (A)	15,362	1,177,805
National Beverage Corp. (A)	1,573	50,163
PepsiCo, Inc.	21,534	3,090,560
Primo Brands Corp.	2,137	34,940
The Boston Beer Company, Inc., Class A (A)	136	26,538
The Coca-Cola Company	67,732	4,735,144
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
The Vita Coco Company, Inc. (A)	898	$47,603
		10,849,449
Consumer staples distribution and retail – 2.1%
Albertsons Companies, Inc., Class A	8,756	150,341
BJ's Wholesale Club Holdings, Inc. (A)	2,062	185,642
Casey's General Stores, Inc.	585	323,335
Costco Wholesale Corp.	6,975	6,014,822
Dollar General Corp.	3,462	459,650
Dollar Tree, Inc. (A)	3,208	394,616
Grocery Outlet Holding Corp. (A)	1,579	15,948
Ingles Markets, Inc., Class A	249	17,069
Maplebear, Inc. (A)	4,147	186,532
Natural Grocers by Vitamin Cottage, Inc.	406	10,170
Performance Food Group Company (A)	2,447	220,034
PriceSmart, Inc.	498	61,090
Sprouts Farmers Market, Inc. (A)	1,529	121,815
Sysco Corp.	7,507	553,191
Target Corp.	7,128	696,762
The Andersons, Inc.	558	29,669
The Chefs' Warehouse, Inc. (A)	643	40,078
The Kroger Company	10,388	649,042
U.S. Foods Holding Corp. (A)	3,503	263,846
United Natural Foods, Inc. (A)	963	32,424
Village Super Market, Inc., Class A	163	5,769
Walmart, Inc.	125,502	13,982,178
Weis Markets, Inc.	429	27,495
		24,441,518
Food products – 0.5%
Adecoagro SA (C)	1,819	14,425
Archer-Daniels-Midland Company	7,571	435,257
B&G Foods, Inc. (C)	1,558	6,699
Beyond Meat, Inc. (A)(C)	7,492	6,143
Bunge Global SA	3,151	280,691
Calavo Growers, Inc.	363	7,895
Cal-Maine Foods, Inc.	759	60,394
Conagra Brands, Inc.	7,348	127,194
Darling Ingredients, Inc. (A)	2,498	89,928
Dole PLC	1,608	24,104
Flowers Foods, Inc.	3,368	36,644
Fresh Del Monte Produce, Inc.	782	27,863
Freshpet, Inc. (A)	769	46,855
General Mills, Inc.	8,357	388,601
Hormel Foods Corp.	8,747	207,304
Ingredion, Inc.	983	108,386
J&J Snack Foods Corp.	313	28,286
JBS NV, Class A (A)	17,547	253,028
John B Sanfilippo & Son, Inc.	171	12,073
Lamb Weston Holdings, Inc.	2,191	91,781
Lifeway Foods, Inc. (A)	271	6,566
Mama's Creations, Inc. (A)	716	9,659
McCormick & Company, Inc.	3,981	271,146
Mission Produce, Inc. (A)	1,330	15,428
Mondelez International, Inc., Class A	20,357	1,095,817
Pilgrim's Pride Corp.	3,759	146,563
Post Holdings, Inc. (A)	838	83,004
Seaboard Corp.	16	71,117
Seneca Foods Corp., Class A (A)	96	10,620
SunOpta, Inc. (A)	2,067	7,855
The Campbell's Company	4,649	129,568
The Hershey Company	2,329	423,831
The J.M. Smucker Company	1,676	163,930
The Kraft Heinz Company	18,496	448,528
The Marzetti Company	442	72,674
The Simply Good Foods Company (A)	1,632	32,771
Tootsie Roll Industries, Inc.	753	27,582

The accompanying notes are an integral part of the financial statements.	148

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
TreeHouse Foods, Inc. (A)	827	$19,509
Tyson Foods, Inc., Class A	4,482	262,735
Utz Brands, Inc.	1,458	15,134
Vital Farms, Inc. (A)	714	22,805
Westrock Coffee Company (A)	1,497	6,093
		5,596,486
Household products – 0.7%
Central Garden & Pet Company, Class A (A)	1,015	29,628
Church & Dwight Company, Inc.	3,825	320,726
Colgate-Palmolive Company	12,691	1,002,843
Energizer Holdings, Inc.	1,106	21,998
Kimberly-Clark Corp.	5,214	526,040
Oil-Dri Corp. of America	205	10,033
Reynolds Consumer Products, Inc.	3,413	78,226
Spectrum Brands Holdings, Inc.	394	23,278
The Clorox Company	1,908	192,384
The Procter & Gamble Company	36,883	5,285,703
WD-40 Company	217	42,727
		7,533,586
Personal care products – 0.1%
BellRing Brands, Inc. (A)	1,982	52,979
Bonk, Inc. (A)	156	402
Coty, Inc., Class A (A)	14,105	43,443
e.l.f. Beauty, Inc. (A)	891	67,752
Edgewell Personal Care Company	786	13,401
Herbalife, Ltd. (A)	1,648	21,243
Interparfums, Inc.	522	44,281
Kenvue, Inc.	30,152	520,122
Nu Skin Enterprises, Inc., Class A	860	8,273
Olaplex Holdings, Inc. (A)	10,797	14,468
The Estee Lauder Companies, Inc., Class A	3,688	386,207
The Honest Company, Inc. (A)	1,941	5,008
Upexi, Inc. (A)	971	1,631
USANA Health Sciences, Inc. (A)	380	7,459
		1,186,669
Tobacco – 0.5%
Altria Group, Inc.	26,427	1,523,781
Philip Morris International, Inc.	24,502	3,930,121
Turning Point Brands, Inc.	289	31,328
Universal Corp.	399	21,047
		5,506,277
		55,113,985
Energy – 2.8%
Energy equipment and services – 0.3%
Archrock, Inc.	2,771	72,101
Atlas Energy Solutions, Inc.	2,110	19,876
Baker Hughes Company	15,501	705,916
Borr Drilling, Ltd. (A)	4,188	16,878
Bristow Group, Inc. (A)	502	18,383
Cactus, Inc., Class A	1,100	50,248
Core Laboratories, Inc.	862	13,818
Expro Group Holdings NV (A)	1,967	26,259
Flowco Holdings, Inc., Class A	551	10,326
Forum Energy Technologies, Inc. (A)	270	9,977
Geospace Technologies Corp. (A)	237	4,008
Halliburton Company	13,359	377,525
Helix Energy Solutions Group, Inc. (A)	2,619	16,421
Helmerich & Payne, Inc.	1,588	45,544
Innovex International, Inc. (A)	1,212	26,506
Kodiak Gas Services, Inc.	1,383	51,724
Liberty Energy, Inc.	2,564	47,331
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Nabors Industries, Ltd. (A)	257	$13,955
National Energy Services Reunited Corp. (A)	1,612	25,244
Noble Corp. PLC	2,481	70,063
NOV, Inc.	5,834	91,185
Oceaneering International, Inc. (A)	1,625	39,049
Oil States International, Inc. (A)	1,259	8,523
Patterson-UTI Energy, Inc.	6,021	36,788
ProFrac Holding Corp., Class A (A)	3,051	11,868
ProPetro Holding Corp. (A)	1,772	16,852
RPC, Inc.	4,080	22,195
Seadrill, Ltd. (A)	1,035	35,811
Select Water Solutions, Inc.	1,736	18,263
SLB, Ltd.	23,528	903,005
Solaris Energy Infrastructure, Inc.	774	35,581
TechnipFMC PLC	6,460	287,858
TETRA Technologies, Inc. (A)	2,187	20,492
Tidewater, Inc. (A)	781	39,448
Transocean, Ltd. (A)	17,300	71,449
Valaris, Ltd. (A)	1,093	55,087
Weatherford International PLC	1,114	87,182
		3,402,739
Oil, gas and consumable fuels – 2.5%
American Resources Corp. (A)	1,751	4,342
Amplify Energy Corp. (A)	877	4,008
Antero Midstream Corp.	7,560	134,492
Antero Resources Corp. (A)	4,838	166,717
APA Corp.	5,611	137,245
Ardmore Shipping Corp.	698	7,392
BKV Corp. (A)	1,493	40,535
California Resources Corp.	1,542	68,943
Centrus Energy Corp., Class A (A)	276	67,002
Cheniere Energy, Inc.	3,449	670,451
Chevron Corp.	32,672	4,979,540
Chord Energy Corp.	884	81,947
Civitas Resources, Inc.	1,454	39,389
Clean Energy Fuels Corp. (A)	3,928	8,249
CNX Resources Corp. (A)	2,218	81,556
Comstock Resources, Inc. (A)	4,644	107,648
Comstock, Inc. (A)	907	3,410
ConocoPhillips	19,651	1,839,530
Core Natural Resources, Inc.	810	71,693
Coterra Energy, Inc.	12,013	316,182
Crescent Energy Company, Class A	4,087	34,290
CVR Energy, Inc. (A)	1,607	40,882
Delek US Holdings, Inc.	967	28,681
Devon Energy Corp.	9,880	361,904
DHT Holdings, Inc.	2,577	31,465
Diamondback Energy, Inc.	4,552	684,302
Diversified Energy Company	1,387	20,084
Dorian LPG, Ltd.	684	16,649
DT Midstream, Inc.	1,584	189,573
Encore Energy Corp. (A)	3,405	8,444
Energy Fuels, Inc. (A)	3,658	53,187
EOG Resources, Inc.	8,575	900,461
EQT Corp.	9,810	525,816
Excelerate Energy, Inc., Class A	536	15,035
Expand Energy Corp.	3,744	413,188
Exxon Mobil Corp.	67,083	8,072,768
FLEX LNG, Ltd. (New York Stock Exchange) (A)	865	21,582
Gevo, Inc. (A)	4,015	8,030
Golar LNG, Ltd.	1,645	61,210
Granite Ridge Resources, Inc.	2,821	13,259
Green Plains, Inc. (A)	1,095	10,731

The accompanying notes are an integral part of the financial statements.	149

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Gulfport Energy Corp. (A)	276	$57,405
Harvest Natural Resources, Inc. (A)(B)	270	0
HF Sinclair Corp.	2,933	135,153
HighPeak Energy, Inc.	2,393	11,343
Infinity Natural Resources, Inc., Class A (A)	289	4,257
International Seaways, Inc.	789	38,306
Kinder Morgan, Inc.	34,897	959,319
Kinetik Holdings, Inc.	958	34,536
Kosmos Energy, Ltd. (A)	9,007	8,173
Lightbridge Corp. (A)	522	6,598
Magnolia Oil & Gas Corp., Class A	2,838	62,124
Marathon Petroleum Corp.	4,777	776,884
Matador Resources Company	1,941	82,376
Murphy Oil Corp.	2,256	70,500
New Fortress Energy, Inc. (A)(C)	4,550	5,187
Next Bridge Hydrocarbons, Inc. (A)(B)	2,456	0
NextDecade Corp. (A)	4,337	22,856
NextNRG, Inc. (A)	2,423	3,513
Nordic American Tankers, Ltd.	3,683	12,670
Northern Oil and Gas, Inc.	1,522	32,677
Occidental Petroleum Corp.	15,429	634,440
ONEOK, Inc.	9,884	726,474
Ovintiv, Inc.	4,004	156,917
Par Pacific Holdings, Inc. (A)	813	28,569
PBF Energy, Inc., Class A	1,836	49,792
Peabody Energy Corp.	1,919	56,994
Permian Resources Corp.	11,632	163,197
Phillips 66	6,356	820,178
PrimeEnergy Resources Corp. (A)	27	4,617
Range Resources Corp.	3,741	131,908
REX American Resources Corp. (A)	597	19,295
Riley Exploration Permian, Inc.	499	13,174
Sable Offshore Corp. (A)	2,342	21,125
SandRidge Energy, Inc.	732	10,563
Scorpio Tankers, Inc.	805	40,918
SFL Corp., Ltd.	2,223	17,362
SM Energy Company	1,774	33,174
Talos Energy, Inc. (A)	2,941	32,410
Targa Resources Corp.	3,379	623,426
Teekay Corp., Ltd.	1,415	12,777
Teekay Tankers, Ltd., Class A	483	25,802
Texas Pacific Land Corp.	1,086	311,921
The Williams Companies, Inc.	19,193	1,153,691
Uranium Energy Corp. (A)	7,043	82,262
VAALCO Energy, Inc.	2,015	7,335
Valero Energy Corp.	4,885	795,229
Venture Global, Inc., Class A (C)	7,320	49,922
Viper Energy, Inc., Class A	2,677	103,413
Vitesse Energy, Inc. (C)	697	13,424
Western Midstream Partners LP	33	1,304
World Kinect Corp.	908	21,274
		28,828,576
		32,231,315
Financials – 13.7%
Banks – 3.8%
1st Source Corp.	445	27,808
ACNB Corp.	246	11,894
Amalgamated Financial Corp.	494	15,823
Amerant Bancorp, Inc.	832	16,232
Ameris Bancorp	1,047	77,761
Arrow Financial Corp.	438	13,753
Associated Banc-Corp.	2,440	62,854
Atlantic Union Bankshares Corp.	2,161	76,283
Axos Financial, Inc. (A)	870	74,959
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Banc of California, Inc.	2,150	$41,474
BancFirst Corp.	557	59,053
Bank First Corp.	179	21,806
Bank of America Corp.	116,455	6,405,025
Bank of Hawaii Corp.	575	39,313
Bank of Marin Bancorp	454	11,809
Bank OZK	1,676	77,130
Bank7 Corp.	210	8,606
BankFinancial Corp.	520	6,240
BankUnited, Inc.	1,117	49,785
Bankwell Financial Group, Inc.	179	8,202
Banner Corp.	544	34,087
Bar Harbor Bankshares	488	15,152
Beacon Financial Corp.	1,202	31,697
Blue Foundry Bancorp (A)	681	8,465
Blue Ridge Bankshares, Inc.	2,135	9,116
BOK Financial Corp.	1,018	120,592
Bridgewater Bancshares, Inc. (A)	667	11,693
Burke & Herbert Financial Services Corp.	277	17,260
Business First Bancshares, Inc.	644	16,834
Byline Bancorp, Inc.	910	26,527
Cadence Bank	2,757	118,110
California BanCorp	643	12,005
Camden National Corp.	396	17,178
Capital Bancorp, Inc.	442	12,451
Capital City Bank Group, Inc.	438	18,646
Capitol Federal Financial, Inc.	2,540	17,297
Carter Bankshares, Inc. (A)	631	12,405
Cathay General Bancorp	1,082	52,358
Central Pacific Financial Corp.	510	15,892
CF Bankshares, Inc.	187	4,666
ChoiceOne Financial Services, Inc.	276	8,148
Citigroup, Inc.	28,924	3,375,142
Citizens Financial Group, Inc.	6,529	381,359
City Holding Company	222	26,462
Civista Bancshares, Inc.	506	11,243
CNB Financial Corp.	620	16,225
Coastal Financial Corp. (A)	237	27,158
CoastalSouth Bancshares, Inc. (A)	283	6,580
Colony Bankcorp, Inc.	683	12,171
Columbia Banking System, Inc.	4,582	128,067
Columbia Financial, Inc. (A)	1,974	30,676
Comerica, Inc.	1,988	172,817
Commerce Bancshares, Inc.	2,173	113,722
Commercial Bancgroup, Inc. (A)	422	10,364
Community Financial System, Inc.	883	50,720
Community Trust Bancorp, Inc.	411	23,222
Community West Bancshares	530	11,925
ConnectOne Bancorp, Inc.	879	23,047
Cullen/Frost Bankers, Inc.	984	124,604
Customers Bancorp, Inc. (A)	520	38,022
CVB Financial Corp.	2,280	42,408
Dime Community Bancshares, Inc.	755	22,718
Eagle Bancorp, Inc.	530	11,353
East West Bancorp, Inc.	2,136	240,065
Eastern Bankshares, Inc.	3,808	70,181
Enterprise Financial Services Corp.	616	33,264
Equity Bancshares, Inc., Class A	375	16,744
Esquire Financial Holdings, Inc.	136	13,882
Farmers & Merchants Bancorp, Inc.	229	5,661
Farmers National Banc Corp.	1,115	14,852
FB Bancorp, Inc. (A)	395	5,076
FB Financial Corp.	874	48,769
Fifth Third Bancorp	10,178	476,432
Financial Institutions, Inc.	399	12,437

The accompanying notes are an integral part of the financial statements.	150

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Finward Bancorp	117	$4,117
First Bancorp (North Carolina)	690	35,045
First Bancorp (Puerto Rico)	2,523	52,302
First Bank	397	6,535
First Busey Corp.	1,459	34,710
First Business Financial Services, Inc.	187	10,154
First Citizens BancShares, Inc., Class A	185	397,043
First Commonwealth Financial Corp.	1,630	27,482
First Community Bankshares, Inc.	519	17,506
First Financial Bancorp	1,607	40,207
First Financial Bankshares, Inc.	2,383	71,180
First Financial Corp.	260	15,709
First Foundation, Inc. (A)	1,592	9,807
First Hawaiian, Inc.	1,898	48,019
First Horizon Corp.	7,718	184,460
First Internet Bancorp	254	5,301
First Interstate BancSystem, Inc., Class A	1,598	55,291
First Merchants Corp.	962	36,056
First Mid Bancshares, Inc.	597	23,283
Firstsun Capital Bancorp (A)	501	18,855
Five Star Bancorp	471	16,852
Flagstar Bank NA	6,535	82,276
Flushing Financial Corp.	627	9,512
FNB Corp.	4,696	80,302
Franklin Financial Services Corp.	97	4,869
Fulton Financial Corp.	2,623	50,703
German American Bancorp, Inc.	749	29,346
Glacier Bancorp, Inc.	2,042	89,950
Great Southern Bancorp, Inc.	276	16,991
Greene County Bancorp, Inc.	368	8,181
Hancock Whitney Corp.	1,222	77,817
Hanmi Financial Corp.	547	14,785
HBT Financial, Inc.	759	19,620
Heritage Commerce Corp.	1,138	13,667
Heritage Financial Corp.	749	17,714
Hilltop Holdings, Inc.	1,115	37,843
Home Bancorp, Inc.	181	10,462
Home BancShares, Inc.	3,058	84,951
HomeTrust Bancshares, Inc.	400	17,176
Hope Bancorp, Inc.	2,255	24,715
Horizon Bancorp, Inc.	1,140	19,334
Huntington Bancshares, Inc.	23,962	415,741
Independent Bank Corp. (Massachusetts)	762	55,687
Independent Bank Corp. (Michigan)	460	14,964
International Bancshares Corp.	1,000	66,440
JPMorgan Chase & Co.	43,266	13,941,171
Kearny Financial Corp.	1,432	10,611
KeyCorp	16,649	343,635
Lakeland Financial Corp.	428	24,422
Live Oak Bancshares, Inc.	752	25,831
M&T Bank Corp.	2,409	485,365
Mechanics Bancorp, Class A	3,546	51,878
Mercantile Bank Corp.	380	18,278
Meridian Corp.	245	4,307
Metrocity Bankshares, Inc.	813	21,577
Metropolitan Bank Holding Corp.	165	12,599
Mid Penn Bancorp, Inc.	462	14,331
Midland States Bancorp, Inc.	503	10,649
MidWestOne Financial Group, Inc.	429	16,517
MVB Financial Corp.	367	9,480
National Bank Holdings Corp., Class A	604	22,958
NB Bancorp, Inc.	837	16,589
NBT Bancorp, Inc.	883	36,662
Nicolet Bankshares, Inc.	245	29,719
Northeast Bank	131	13,615
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Northeast Community Bancorp, Inc.	351	$7,936
Northfield Bancorp, Inc.	995	11,373
Northpointe Bancshares, Inc.	678	11,377
Northrim BanCorp, Inc.	429	11,416
Northwest Bancshares, Inc.	2,291	27,492
NU Holdings, Ltd., Class A (A)	59,228	991,477
OceanFirst Financial Corp.	956	17,160
OFG Bancorp	693	28,399
Old National Bancorp	5,904	131,718
Old Second Bancorp, Inc.	921	17,960
Orange County Bancorp, Inc.	310	8,851
Origin Bancorp, Inc.	556	20,911
Orrstown Financial Services, Inc.	321	11,370
Park National Corp.	281	42,763
Pathward Financial, Inc.	329	23,359
Peapack-Gladstone Financial Corp.	362	10,082
Peoples Bancorp, Inc.	724	21,742
Peoples Financial Services Corp.	268	13,054
Pinnacle Financial Partners, Inc.	1,188	113,347
Ponce Financial Group, Inc. (A)	582	9,516
Popular, Inc.	1,019	126,886
Preferred Bank	205	19,358
Primis Financial Corp.	738	10,266
Prosperity Bancshares, Inc.	1,404	97,030
Provident Financial Services, Inc.	2,254	44,517
QCR Holdings, Inc.	263	21,908
RBB Bancorp	509	10,506
Red River Bancshares, Inc.	159	11,357
Regions Financial Corp.	13,485	365,444
Renasant Corp.	1,490	52,478
Republic Bancorp, Inc., Class A	350	24,147
S&T Bancorp, Inc.	656	25,814
Seacoast Banking Corp. of Florida	1,526	47,947
ServisFirst Bancshares, Inc.	878	63,032
Shore Bancshares, Inc.	848	14,993
Sierra Bancorp	426	13,922
Simmons First National Corp., Class A	2,364	44,561
SmartFinancial, Inc.	421	15,573
South Plains Financial, Inc.	398	15,442
Southern First Bancshares, Inc. (A)	219	11,283
Southern Missouri Bancorp, Inc.	240	14,189
Southside Bancshares, Inc.	641	19,480
SouthState Bank Corp.	1,523	143,330
Stellar Bancorp, Inc.	867	26,825
Sterling Bancorp, Inc. (A)(B)	861	0
Stock Yards Bancorp, Inc.	499	32,410
Synovus Financial Corp.	2,109	105,555
Texas Capital Bancshares, Inc. (A)	678	61,386
TFS Financial Corp.	4,743	63,461
The Bancorp, Inc. (A)	719	48,547
The Bank of NT Butterfield & Son, Ltd.	679	33,828
The Hingham Institution for Savings	35	9,939
The PNC Financial Services Group, Inc.	6,154	1,284,524
Third Coast Bancshares, Inc. (A)	265	10,073
Tompkins Financial Corp.	307	22,264
Towne Bank	1,358	45,316
TriCo Bancshares	657	31,122
Triumph Financial, Inc. (A)	385	24,113
Truist Financial Corp.	20,137	990,942
Trustmark Corp.	974	37,937
U.S. Bancorp	24,337	1,298,622
UMB Financial Corp.	1,152	132,526
United Bankshares, Inc.	2,117	81,293
United Community Banks, Inc.	1,970	61,503
Unity Bancorp, Inc.	223	11,534

The accompanying notes are an integral part of the financial statements.	151

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Univest Financial Corp.	648	$21,216
Valley National Bancorp	8,428	98,439
Virginia National Bankshares Corp.	154	6,137
WaFd, Inc.	1,272	40,742
Washington Trust Bancorp, Inc.	417	12,322
Webster Financial Corp.	2,523	158,798
Wells Fargo & Company	50,368	4,694,298
WesBanco, Inc.	1,501	49,893
West BanCorp, Inc.	283	6,280
Westamerica BanCorp	420	20,089
Western Alliance Bancorp	1,707	143,507
Western New England Bancorp, Inc.	635	8,014
Wintrust Financial Corp.	1,017	142,197
WSFS Financial Corp.	874	48,280
Zions Bancorp NA	2,207	129,198
		43,504,807
Capital markets – 3.3%
Acadian Asset Management, Inc.	585	27,495
Affiliated Managers Group, Inc.	439	126,555
ALT5 Sigma Corp. (A)	2,083	2,291
Ameriprise Financial, Inc.	1,476	723,742
Ares Management Corp., Class A	3,391	548,087
Artisan Partners Asset Management, Inc., Class A	1,127	45,914
B. Riley Financial, Inc. (A)(C)	542	2,531
Bakkt Holdings, Inc. (A)	393	3,946
BGC Group, Inc., Class A	5,734	51,205
BlackRock, Inc.	2,436	2,607,348
Blue Owl Capital, Inc.	10,153	151,686
Cboe Global Markets, Inc.	1,643	412,393
CGrowth Capital, Inc. (A)	657	2
CME Group, Inc.	5,670	1,548,364
Cohen & Steers, Inc.	836	52,484
Coinbase Global, Inc., Class A (A)	3,384	765,258
Diamond Hill Investment Group, Inc.	67	11,357
DigitalBridge Group, Inc.	2,930	44,946
Dominari Holdings, Inc.	308	1,525
Donnelley Financial Solutions, Inc. (A)	437	20,404
Ellington Credit Company	1,179	6,213
Evercore, Inc., Class A	599	203,810
FactSet Research Systems, Inc.	592	171,792
Federated Hermes, Inc.	1,196	62,276
Forge Global Holdings, Inc. (A)	229	10,204
Franklin Resources, Inc.	8,115	193,867
Freedom Holding Corp. (A)(C)	980	119,246
GCM Grosvenor, Inc., Class A	1,109	12,554
Gemini Space Station, Inc., Class A (A)(C)	722	7,162
Hamilton Lane, Inc., Class A	689	92,540
Houlihan Lokey, Inc.	849	147,887
Innventure, Inc. (A)(C)	1,095	4,577
Interactive Brokers Group, Inc., Class A	6,988	449,398
Intercontinental Exchange, Inc.	8,997	1,457,154
Invesco, Ltd.	6,967	183,023
Jefferies Financial Group, Inc.	3,246	201,155
KKR & Company, Inc.	14,028	1,788,289
Lazard, Inc.	1,484	72,063
LPL Financial Holdings, Inc.	1,256	448,606
MarketAxess Holdings, Inc.	587	106,394
Moelis & Company, Class A	1,152	79,188
Moody's Corp.	2,822	1,441,619
Morgan Stanley	25,114	4,458,488
Morningstar, Inc.	659	143,207
MSCI, Inc.	1,215	697,082
Nasdaq, Inc.	9,001	874,267
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Northern Trust Corp.	2,997	$409,360
Open Lending Corp. (A)	2,641	4,094
Oppenheimer Holdings, Inc., Class A	199	14,386
P10, Inc., Class A	1,368	13,420
P10, Inc., Class B	665	6,524
Patria Investments, Ltd., Class A	1,279	20,323
Perella Weinberg Partners	1,061	18,355
Piper Sandler Companies	279	94,779
PJT Partners, Inc., Class A	376	62,867
Raymond James Financial, Inc.	3,125	501,844
Robinhood Markets, Inc., Class A (A)	12,174	1,376,879
S&P Global, Inc.	4,804	2,510,522
SEI Investments Company	1,915	157,068
State Street Corp.	4,442	573,062
StepStone Group, Inc., Class A	1,278	82,009
Stifel Financial Corp.	1,589	198,975
StoneX Group, Inc. (A)	824	78,387
Strive, Inc., Class A (A)	9,426	6,956
T. Rowe Price Group, Inc.	3,430	351,163
The Bank of New York Mellon Corp.	11,070	1,285,116
The Blackstone Group, Inc.	11,596	1,787,407
The Carlyle Group, Inc.	5,698	336,809
The Charles Schwab Corp.	28,559	2,853,330
The Goldman Sachs Group, Inc.	4,756	4,180,524
TPG, Inc.	2,197	140,256
Tradeweb Markets, Inc., Class A	1,825	196,261
Value Line, Inc.	155	5,957
Victory Capital Holdings, Inc., Class A	1,064	67,128
Virtu Financial, Inc., Class A	1,346	44,849
Virtus Investment Partners, Inc.	109	17,783
Webull Corp. (A)	6,337	49,238
WisdomTree, Inc.	2,248	27,403
		38,052,628
Consumer finance – 0.8%
Ally Financial, Inc.	4,786	216,758
American Express Company	10,947	4,049,843
Atlanticus Holdings Corp. (A)	258	17,273
Bread Financial Holdings, Inc.	724	53,598
Capital One Financial Corp.	10,051	2,435,960
Credit Acceptance Corp. (A)	176	78,049
Dave, Inc. (A)	191	42,289
DeFi Development Corp. (A)	535	2,702
Encore Capital Group, Inc. (A)	389	21,142
Enova International, Inc. (A)	390	61,308
EZCORP, Inc., Class A (A)	899	17,459
Figure Technology Solutions, Inc., Class A (A)(C)	2,790	113,944
FirstCash Holdings, Inc.	710	113,160
Green Dot Corp., Class A (A)	934	11,965
Jefferson Capital, Inc.	1,078	24,083
Katapult Holdings, Inc. (A)	148	956
LendingClub Corp. (A)	1,819	34,452
LendingTree, Inc. (A)	221	11,733
Navient Corp.	1,709	22,217
Nelnet, Inc., Class A	416	55,311
NerdWallet, Inc., Class A (A)	757	10,257
OneMain Holdings, Inc.	1,835	123,954
Oportun Financial Corp. (A)	842	4,454
OppFi, Inc.	459	4,801
PRA Group, Inc. (A)	693	12,259
PROG Holdings, Inc.	632	18,638
Regional Management Corp.	228	8,835
SLM Corp.	3,256	88,107
SoFi Technologies, Inc. (A)	18,818	492,655
Synchrony Financial	5,794	483,393

The accompanying notes are an integral part of the financial statements.	152

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Upstart Holdings, Inc. (A)	1,510	$66,032
World Acceptance Corp. (A)	93	13,056
		8,710,643
Financial services – 3.8%
Acacia Research Corp. (A)	2,424	9,066
Affirm Holdings, Inc. (A)	4,482	333,595
Alerus Financial Corp.	616	13,872
Apollo Global Management, Inc.	9,000	1,302,840
Berkshire Hathaway, Inc., Class A (A)	9	6,793,200
Berkshire Hathaway, Inc., Class B (A)	21,126	10,618,984
Better Home & Finance Holding Company (A)	169	5,506
Block, Inc. (A)	8,644	562,638
Burford Capital, Ltd.	3,586	31,987
Cannae Holdings, Inc.	971	15,274
Cantaloupe, Inc. (A)	1,256	13,339
Cass Information Systems, Inc.	293	12,165
Chime Financial, Inc., Class A (A)	5,418	136,371
Compass Diversified Holdings	1,567	7,522
Corebridge Financial, Inc.	8,453	255,027
Corpay, Inc. (A)	1,106	332,829
Enact Holdings, Inc.	2,485	98,505
Equitable Holdings, Inc.	4,688	223,383
Essent Group, Ltd.	1,540	100,115
Euronet Worldwide, Inc. (A)	667	50,765
Federal Agricultural Mortgage Corp., Class C	149	26,160
Fidelity National Information Services, Inc.	8,217	546,102
Finance of America Companies, Inc., Class A (A)	195	4,721
Fiserv, Inc. (A)	8,561	575,042
Flywire Corp. (A)	1,943	27,513
Global Payments, Inc.	3,796	293,810
HA Sustainable Infrastructure Capital, Inc.	1,956	61,477
International Money Express, Inc. (A)	595	9,139
Jack Henry & Associates, Inc.	1,135	207,115
Jackson Financial, Inc., Class A	1,089	116,142
LoanDepot, Inc., Class A (A)	2,274	4,707
Marqeta, Inc., Class A (A)	6,780	32,205
Mastercard, Inc., Class A	14,116	8,058,542
Merchants Bancorp	774	26,362
MGIC Investment Corp.	3,556	103,906
NCR Atleos Corp. (A)	1,179	44,932
NewtekOne, Inc. (C)	618	7,014
NMI Holdings, Inc. (A)	1,226	50,009
Onity Group, Inc. (A)	176	8,059
Paymentus Holdings, Inc., Class A (A)	893	28,210
Payoneer Global, Inc. (A)	5,873	33,006
PayPal Holdings, Inc.	15,006	876,050
Paysafe, Ltd. (A)	1,115	9,020
Paysign, Inc. (A)	1,029	5,299
PennyMac Financial Services, Inc.	819	107,977
Priority Technology Holdings, Inc. (A)	1,460	7,957
Radian Group, Inc.	2,133	76,767
Remitly Global, Inc. (A)	3,262	45,016
Repay Holdings Corp. (A)	1,611	5,880
Rocket Companies, Inc., Class A	15,116	292,646
Sezzle, Inc. (A)	537	34,086
Shift4 Payments, Inc., Class A (A)(C)	1,047	65,930
StoneCo, Ltd., Class A (A)	4,088	60,462
Sui Group Holdings, Ltd. (A)	1,594	2,662
The Western Union Company	4,965	46,224
Toast, Inc., Class A (A)	8,017	284,684
TrustCo Bank Corp. NY	401	16,573
UWM Holdings Corp.	4,048	17,730
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Velocity Financial, Inc. (A)	744	$15,445
Visa, Inc., Class A	26,726	9,373,075
Voya Financial, Inc.	1,503	111,958
Walker & Dunlop, Inc.	555	33,383
WEX, Inc. (A)	532	79,257
		42,749,237
Insurance – 1.9%
Abacus Global Management, Inc.	1,652	14,125
Aflac, Inc.	8,442	930,899
American Coastal Insurance Corp.	904	11,418
American Financial Group, Inc.	1,311	179,187
American Integrity Insurance Group, Inc. (A)	383	7,978
American International Group, Inc.	8,675	742,146
AMERISAFE, Inc.	400	15,364
Aon PLC, Class A	3,386	1,194,852
Arch Capital Group, Ltd. (A)	5,838	559,981
Arthur J. Gallagher & Company	4,031	1,043,182
Aspen Insurance Holdings, Ltd., Class A (A)	1,487	55,168
Assurant, Inc.	782	188,345
Assured Guaranty, Ltd.	745	66,953
Ategrity Specialty Holdings LLC (A)	879	18,468
Axis Capital Holdings, Ltd.	1,203	128,829
Bowhead Specialty Holdings, Inc. (A)	577	16,468
Brighthouse Financial, Inc. (A)	905	58,635
Brown & Brown, Inc.	5,149	410,375
Chubb, Ltd.	6,264	1,955,120
Cincinnati Financial Corp.	2,471	403,564
CNA Financial Corp.	4,411	210,581
CNO Financial Group, Inc.	1,537	65,276
Donegal Group, Inc., Class A	696	13,906
eHealth, Inc. (A)	767	3,528
Employers Holdings, Inc.	404	17,441
Erie Indemnity Company, Class A	733	210,114
Everest Group, Ltd.	648	219,899
F&G Annuities & Life, Inc.	2,447	75,490
Fidelis Insurance Holdings, Ltd.	1,692	33,112
Fidelity National Financial, Inc.	4,306	235,065
First American Financial Corp.	1,604	98,550
Genworth Financial, Inc. (A)	6,327	57,133
Globe Life, Inc.	1,270	177,622
Goosehead Insurance, Inc., Class A	404	29,755
Hagerty, Inc., Class A (A)	1,811	24,340
Hamilton Insurance Group, Ltd., Class B (A)	1,105	30,830
HCI Group, Inc.	203	38,913
Heritage Insurance Holdings, Inc. (A)	500	14,630
Hippo Holdings, Inc. (A)	422	12,694
Horace Mann Educators Corp.	680	31,402
Investors Title Company	33	8,238
James River Group Holdings, Inc.	1,026	6,525
Kemper Corp.	994	40,297
Kingstone Companies, Inc.	246	4,140
Kingsway Financial Services, Inc. (A)	609	8,191
Kinsale Capital Group, Inc.	366	143,150
Lemonade, Inc. (A)	1,165	82,925
Lincoln National Corp.	2,974	132,432
Loews Corp.	3,247	341,942
Markel Group, Inc. (A)	199	427,780
Marsh & McLennan Companies, Inc.	7,720	1,432,214
MBIA, Inc. (A)	1,002	7,174
Mercury General Corp.	877	82,491
MetLife, Inc.	10,443	824,370

The accompanying notes are an integral part of the financial statements.	153

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Neptune Insurance Holdings Inc., Class A (A)	1,592	$46,423
Octave Specialty Group, Inc. (A)	851	6,621
Old Republic International Corp.	3,891	177,585
Oscar Health, Inc., Class A (A)	3,618	51,991
Palomar Holdings, Inc. (A)	421	56,734
Primerica, Inc.	513	132,539
Principal Financial Group, Inc.	3,489	307,765
ProAssurance Corp. (A)	836	20,198
Prudential Financial, Inc.	5,528	624,001
Reinsurance Group of America, Inc.	1,027	208,953
RenaissanceRe Holdings, Ltd.	732	205,809
RLI Corp.	1,469	93,987
Root, Inc., Class A (A)	214	15,457
Ryan Specialty Holdings, Inc.	2,007	103,621
Safety Insurance Group, Inc.	258	20,101
Selective Insurance Group, Inc.	956	79,989
SelectQuote, Inc. (A)	3,464	4,884
SiriusPoint, Ltd. (A)	1,950	42,686
Skyward Specialty Insurance Group, Inc. (A)	636	32,506
Slide Insurance Holdings, Inc. (A)	2,034	39,622
Stewart Information Services Corp.	472	33,163
The Allstate Corp.	4,127	859,035
The Baldwin Insurance Group, Inc. (A)	1,153	27,707
The Hanover Insurance Group, Inc.	548	100,158
The Hartford Insurance Group, Inc.	4,373	602,599
The Progressive Corp.	9,217	2,098,895
The Travelers Companies, Inc.	3,527	1,023,042
Tiptree, Inc.	701	12,807
Trupanion, Inc. (A)	694	25,935
TWFG, Inc. (A)	308	8,861
United Fire Group, Inc.	469	17,048
Universal Insurance Holdings, Inc.	477	16,123
Unum Group	2,661	206,228
W.R. Berkley Corp.	5,948	417,074
White Mountains Insurance Group, Ltd.	40	83,121
Willis Towers Watson PLC	1,528	502,101
		21,448,576
Mortgage real estate investment trusts – 0.1%
Adamas Trust, Inc.	1,685	12,301
AGNC Investment Corp.	16,332	175,079
Annaly Capital Management, Inc.	9,978	223,108
Apollo Commercial Real Estate Finance, Inc.	2,373	22,971
Arbor Realty Trust, Inc.	3,096	24,025
Ares Commercial Real Estate Corp.	1,318	6,300
ARMOUR Residential REIT, Inc.	1,753	31,011
Blackstone Mortgage Trust, Inc., Class A	2,713	51,900
BrightSpire Capital, Inc.	2,843	15,921
Chicago Atlantic Real Estate Finance, Inc.	609	7,466
Chimera Investment Corp.	1,441	17,912
Claros Mortgage Trust, Inc. (A)	2,616	8,005
Dynex Capital, Inc.	2,404	33,680
Ellington Financial, Inc.	1,598	21,701
Franklin BSP Realty Trust, Inc.	1,560	15,647
Invesco Mortgage Capital, Inc.	1,131	9,512
KKR Real Estate Finance Trust, Inc.	1,308	10,752
Ladder Capital Corp.	2,411	26,497
MFA Financial, Inc.	1,679	15,631
Orchid Island Capital, Inc.	2,447	17,618
PennyMac Mortgage Investment Trust	1,425	17,884
Ready Capital Corp.	3,668	7,996
Redwood Trust, Inc.	2,570	14,212
Rithm Capital Corp.	7,991	87,102
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Seven Hills Realty Trust	866	$7,707
Starwood Property Trust, Inc.	5,608	101,000
TPG Mortgage Investment Trust, Inc.	866	7,378
TPG RE Finance Trust, Inc.	1,374	11,830
Two Harbors Investment Corp.	1,749	18,365
		1,020,511
		155,486,402
Health care – 9.8%
Biotechnology – 2.2%
4D Molecular Therapeutics, Inc. (A)	999	7,493
89Bio, Inc. (A)(B)	2,404	817
AbbVie, Inc.	27,790	6,349,737
Abeona Therapeutics, Inc. (A)	945	4,980
Absci Corp. (A)(C)	2,456	8,571
ACADIA Pharmaceuticals, Inc. (A)	2,660	71,049
Achieve Life Sciences, Inc. (A)	1,007	5,005
Acrivon Therapeutics, Inc. (A)	802	1,933
Adicet Bio, Inc. (A)	269	2,265
ADMA Biologics, Inc. (A)	3,735	68,126
Aduro Biotech, Inc. (A)(B)	312	437
Adverum Biotechnologies, Inc. (A)(B)	487	390
Agenus, Inc. (A)	597	1,875
Agios Pharmaceuticals, Inc. (A)	968	26,349
Akebia Therapeutics, Inc. (A)	4,428	7,129
Akero Therapeutics, Inc. (A)(B)	1,286	836
Akouos, Inc. (A)(B)	504	408
Albireo Pharma, Inc. (A)(B)	301	1,851
Aldeyra Therapeutics, Inc. (A)	1,107	5,734
Alector, Inc. (A)	2,221	3,465
Alkermes PLC (A)	2,591	72,496
Allogene Therapeutics, Inc. (A)	4,082	5,592
Alnylam Pharmaceuticals, Inc. (A)	2,062	819,954
Altimmune, Inc. (A)	1,758	6,346
Alvotech SA (A)	4,392	22,531
Ambit Biosciences Corp. (A)(B)	515	278
Amgen, Inc.	8,464	2,770,352
Amicus Therapeutics, Inc. (A)	4,889	69,619
AnaptysBio, Inc. (A)	451	21,864
Anavex Life Sciences Corp. (A)	1,458	5,190
Anika Therapeutics, Inc. (A)	574	5,516
Anixa Biosciences, Inc. (A)	864	2,696
Annexon, Inc. (A)	2,399	12,043
Annovis Bio, Inc. (A)	499	1,727
Apellis Pharmaceuticals, Inc. (A)	1,991	50,014
Apogee Therapeutics, Inc. (A)	866	65,366
Applied Therapeutics, Inc. (A)	4,092	409
Arbutus Biopharma Corp. (A)	3,483	16,753
Arcellx, Inc. (A)	880	57,376
Arcturus Therapeutics Holdings, Inc. (A)	493	3,022
Arcus Biosciences, Inc. (A)	1,965	46,826
Arcutis Biotherapeutics, Inc. (A)	1,894	55,002
Ardelyx, Inc. (A)	3,835	22,358
ArriVent Biopharma, Inc. (A)	740	14,889
Arrowhead Pharmaceuticals, Inc. (A)	2,183	144,929
ARS Pharmaceuticals, Inc. (A)	1,593	18,558
Artiva Biotherapeutics, Inc. (A)	483	2,072
Assembly Biosciences, Inc. (A)	293	9,965
Astria Therapeutics, Inc. (A)	964	12,619
aTyr Pharma, Inc. (A)(C)	2,183	1,710
Aura Biosciences, Inc. (A)	1,468	8,001
Aurinia Pharmaceuticals, Inc. (A)	2,108	33,623
Avalo Therapeutics, Inc. (A)	316	5,739
Avidity Biosciences, Inc. (A)	2,372	171,092
Beam Therapeutics, Inc. (A)	1,616	44,796
Benitec Biopharma, Inc. (A)	640	8,621

The accompanying notes are an integral part of the financial statements.	154

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Bicara Therapeutics, Inc. (A)(C)	904	$15,214
BioCryst Pharmaceuticals, Inc. (A)	3,317	25,873
Biogen, Inc. (A)	2,294	403,721
Biohaven, Ltd. (A)	1,702	19,216
BioMarin Pharmaceutical, Inc. (A)	2,984	177,339
Biomea Fusion, Inc. (A)	1,444	1,791
Bioxcel Therapeutics, Inc. (A)	437	699
Black Diamond Therapeutics, Inc. (A)	1,161	2,821
Bluebird Bio, Inc. (A)(B)	206	406
Blueprint Medicines Corp. (A)(B)	1,057	486
BridgeBio Pharma, Inc. (A)	3,009	230,158
Bright Minds Biosciences, Inc. (A)	119	9,287
C4 Therapeutics, Inc. (A)	1,839	3,512
Cabaletta Bio, Inc. (A)	1,648	3,609
Candel Therapeutics, Inc. (A)(C)	957	5,407
Capricor Therapeutics, Inc. (A)	722	20,837
Cardiff Oncology, Inc. (A)(C)	1,238	3,479
CareDx, Inc. (A)	853	16,071
Caribou Biosciences, Inc. (A)	1,999	3,178
Caris Life Sciences, Inc. (A)(C)	4,478	120,816
Catalyst Pharmaceuticals, Inc. (A)	1,910	44,579
Celcuity, Inc. (A)	672	67,025
Celldex Therapeutics, Inc. (A)	1,085	29,469
CG Oncology, Inc. (A)	1,221	50,696
Checkpoint Therapeutics, Inc. (A)(B)	923	148
Chinook Therapeutics, Inc. (A)(B)	965	1,352
Cidara Therapeutics, Inc. (A)	496	109,561
Clene, Inc. (A)	233	1,368
Climb Bio, Inc. (A)	1,153	4,612
Cogent Biosciences, Inc. (A)	2,408	85,532
Coherus Oncology, Inc. (A)	2,347	3,333
Compass Therapeutics, Inc. (A)	2,958	15,884
Concert Pharmaceuticals, Inc. (A)(B)	1,064	394
Corbus Pharmaceuticals Holdings, Inc. (A)	350	2,849
Corvus Pharmaceuticals, Inc. (A)	1,269	9,771
Crescent Biopharma, Inc. (A)	276	3,273
CRISPR Therapeutics AG (A)	1,437	75,356
Cullinan Therapeutics, Inc. (A)	1,030	10,661
Cyteir Therapeutics, Inc. (A)(B)	445	0
Cytokinetics, Inc. (A)	1,914	121,616
CytomX Therapeutics, Inc. (A)	2,765	11,779
Day One Biopharmaceuticals, Inc. (A)	1,697	15,816
Denali Therapeutics, Inc. (A)	2,390	39,459
Design Therapeutics, Inc. (A)	1,028	9,643
DiaMedica Therapeutics, Inc. (A)	932	7,419
Dianthus Therapeutics, Inc. (A)	688	28,352
Disc Medicine, Inc. (A)	553	43,914
Dynavax Technologies Corp. (A)	1,871	28,776
Dyne Therapeutics, Inc. (A)	2,258	44,166
Editas Medicine, Inc. (A)	1,688	3,460
Eledon Pharmaceuticals, Inc. (A)	1,610	2,431
Emergent BioSolutions, Inc. (A)	873	10,790
Enanta Pharmaceuticals, Inc. (A)	519	8,185
Entrada Therapeutics, Inc. (A)	735	7,556
Erasca, Inc. (A)	4,833	17,979
Exact Sciences Corp. (A)	2,976	302,243
Exagen, Inc. (A)	453	2,754
Exelixis, Inc. (A)	4,224	185,138
Fate Therapeutics, Inc. (A)	2,366	2,325
Flexion Therapeutics, Inc. (A)(B)	867	390
Forte Biosciences, Inc. (A)	215	5,863
Fortress Biotech, Inc. (A)(C)	728	2,664
Gain Therapeutics, Inc. (A)	733	2,360
Galectin Therapeutics, Inc. (A)	1,086	4,518
Geron Corp. (A)	10,432	13,770
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Gilead Sciences, Inc.	19,508	$2,394,412
Gossamer Bio, Inc. (A)	3,750	11,625
GRAIL, Inc. (A)	616	52,723
Greenwich Lifesciences, Inc. (A)(C)	281	5,904
GTX Corp. (A)(B)	38	0
Gyre Therapeutics, Inc. (A)(C)	1,460	10,308
Halozyme Therapeutics, Inc. (A)	1,830	123,159
Heron Therapeutics, Inc. (A)	3,354	4,360
Humacyte, Inc. (A)(C)	3,272	3,143
Icosavax, Inc. (A)(B)	737	228
Ideaya Biosciences, Inc. (A)	1,427	49,331
Immix Biopharma, Inc. (A)	629	3,290
Immuneering Corp., Class A (A)	1,093	7,192
ImmunityBio, Inc. (A)(C)	15,700	31,086
Immunome, Inc. (A)	1,474	31,662
Immunovant, Inc. (A)	2,789	70,896
Incyte Corp. (A)	3,064	302,631
Inhibrx Biosciences, Inc. (A)	238	18,802
Inhibrx, Inc. (A)(B)	735	463
Inmune Bio, Inc. (A)	742	1,158
Inovio Pharmaceuticals, Inc. (A)	1,257	2,187
Insmed, Inc. (A)	3,327	579,031
Instil Bio, Inc. (A)	126	1,386
Intellia Therapeutics, Inc. (A)	1,733	15,580
Invivyd, Inc. (A)	4,475	11,053
Ionis Pharmaceuticals, Inc. (A)	2,514	198,883
Iovance Biotherapeutics, Inc. (A)	6,345	17,322
Ironwood Pharmaceuticals, Inc. (A)	2,679	9,028
iTeos Therapeutics, Inc. (A)(B)	799	82
Jade Biosciences, Inc.	784	12,097
Janux Therapeutics, Inc. (A)	986	13,607
Jasper Therapeutics, Inc. (A)	781	1,429
KALA BIO, Inc. (A)	743	413
KalVista Pharmaceuticals, Inc. (A)	834	13,469
Keros Therapeutics, Inc. (A)	497	10,119
Kiniksa Pharmaceuticals International PLC (A)	706	29,123
Kinnate Biopharma, Inc. (A)(B)	772	48
Kodiak Sciences, Inc. (A)	850	23,766
Korro Bio, Inc. (A)	190	1,522
Krystal Biotech, Inc. (A)	453	111,683
Kura Oncology, Inc. (A)	1,470	15,273
Kymera Therapeutics, Inc. (A)	1,137	88,470
Kyverna Therapeutics, Inc. (A)	787	7,398
Larimar Therapeutics, Inc. (A)	1,528	5,822
Lexeo Therapeutics, Inc. (A)	1,210	12,015
Lineage Cell Therapeutics, Inc. (A)	4,135	6,905
Lite Strategy, Inc. (A)	956	1,262
Lunai Bioworks, Inc. (A)	618	545
MacroGenics, Inc. (A)	1,532	2,467
Madrigal Pharmaceuticals, Inc. (A)	350	203,819
Magenta Therapeutics, Inc. (A)(B)	2,418	118
MannKind Corp. (A)	4,945	28,038
MapLight Therapeutics, Inc. (A)(C)	696	12,225
MeiraGTx Holdings PLC (A)	1,436	11,416
Merrimack Pharmaceuticals, Inc. (A)(B)	204	6
Mersana Therapeutics, Inc. (A)	95	2,748
MiMedx Group, Inc. (A)	2,503	16,945
Mineralys Therapeutics, Inc. (A)	1,266	45,943
Mirati Therapeutics, Inc. (A)(B)	902	3,189
Mirum Pharmaceuticals, Inc. (A)	792	62,560
Moderna, Inc. (A)	6,129	180,744
Monopar Therapeutics, Inc. (A)	111	7,248
Monte Rosa Therapeutics, Inc. (A)	1,011	15,852
Myriad Genetics, Inc. (A)	1,557	9,576

The accompanying notes are an integral part of the financial statements.	155

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Natera, Inc. (A)	2,157	$494,147
Neurocrine Biosciences, Inc. (A)	1,553	220,262
Neurogene, Inc. (A)	243	5,006
Nkarta, Inc. (A)	1,468	2,716
Novavax, Inc. (A)(C)	2,581	17,344
Nurix Therapeutics, Inc. (A)	1,642	31,149
Nuvalent, Inc., Class A (A)	1,055	106,122
Ocugen, Inc. (A)(C)	5,289	7,140
Olema Pharmaceuticals, Inc. (A)	1,250	31,250
Organogenesis Holdings, Inc. (A)	2,133	11,049
ORIC Pharmaceuticals, Inc. (A)	1,616	13,219
Oruka Therapeutics, Inc. (A)	791	23,975
Ovid therapeutics, Inc. (A)	1,583	2,580
Palvella Therapeutics, Inc. (A)	195	20,411
Paratek Pharmaceuticals, Inc. (A)(B)	901	72
Pardes Biosciences, Inc. (A)(B)	703	21
PDL BioPharma, Inc. (A)(B)	1,734	277
PepGen, Inc. (A)	1,163	7,571
Perspective Therapeutics, Inc. (A)	1,358	3,735
Plus Therapeutics, Inc. (A)	2,438	1,249
Praxis Precision Medicines, Inc. (A)	395	116,422
Precigen, Inc. (A)	4,825	20,169
Prelude Therapeutics, Inc. (A)	1,227	3,558
Prime Medicine, Inc. (A)(C)	2,999	10,407
ProKidney Corp. (A)(C)	2,354	5,273
Protagonist Therapeutics, Inc. (A)	988	86,292
Protara Therapeutics, Inc. (A)	751	4,003
Prothena Corp. PLC (A)	926	8,843
PTC Therapeutics, Inc. (A)	1,251	95,026
Puma Biotechnology, Inc. (A)	904	5,379
Pyxis Oncology, Inc. (A)	1,174	1,350
Quince Therapeutics, Inc. (A)	1,096	3,672
RAPT Therapeutics, Inc. (A)	451	15,275
Recursion Pharmaceuticals, Inc., Class A (A)(C)	8,136	33,276
Regeneron Pharmaceuticals, Inc.	1,637	1,263,551
REGENXBIO, Inc. (A)	857	12,341
Regulus Therapeutics, Inc. (A)(B)	1,429	1,658
Relay Therapeutics, Inc. (A)	2,874	24,314
Replimune Group, Inc. (A)	1,286	12,500
REVOLUTION Medicines, Inc. (A)	2,954	235,286
Rezolute, Inc. (A)	1,770	4,177
Rhythm Pharmaceuticals, Inc. (A)	1,047	112,071
Rigel Pharmaceuticals, Inc. (A)	290	12,421
Rocket Pharmaceuticals, Inc. (A)	2,060	7,231
Sage Therapeutics, Inc. (A)(B)	1,119	201
Sagimet Biosciences, Inc., Class A (A)	397	2,350
Sana Biotechnology, Inc. (A)	4,285	17,440
Sangamo Therapeutics, Inc. (A)	5,965	2,505
Sarepta Therapeutics, Inc. (A)	1,543	33,205
Savara, Inc. (A)	2,934	17,692
Scholar Rock Holding Corp. (A)	1,523	67,088
SELLAS Life Sciences Group, Inc. (A)(C)	2,502	9,433
Seres Therapeutics, Inc. (A)	175	2,604
Sionna Therapeutics, Inc. (A)	709	29,168
Soleno Therapeutics, Inc. (A)	849	39,309
Solid Biosciences, Inc. (A)	1,330	7,501
Spectrum Pharmaceuticals, Inc. (A)(B)	3,285	0
Spyre Therapeutics, Inc. (A)	1,249	40,917
Stoke Therapeutics, Inc. (A)	875	27,773
Summit Therapeutics, Inc. (A)	11,718	204,948
Surrozen, Inc. (A)	175	3,955
Syndax Pharmaceuticals, Inc. (A)	1,379	28,973
Synergy Pharmaceuticals, Inc. (A)(B)	6,230	18
Tango Therapeutics, Inc. (A)	2,176	19,279
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Taysha Gene Therapies, Inc. (A)	4,361	$23,986
Tectonic Therapeutic, Inc. (A)	338	7,051
Tectonic Therapeutic, Inc., CVR (A)(B)	32	0
Tenaya Therapeutics, Inc. (A)	3,110	2,213
TG Therapeutics, Inc. (A)	2,501	74,555
Tonix Pharmaceuticals Holding Corp. (A)	190	2,968
Travere Therapeutics, Inc. (A)	1,413	53,991
Twist Bioscience Corp. (A)	956	30,324
Tyra Biosciences, Inc. (A)	889	23,372
Ultragenyx Pharmaceutical, Inc. (A)	1,562	35,926
Unicycive Therapeutics, Inc. (A)	476	2,747
United Therapeutics Corp. (A)	710	345,948
Upstream Bio, Inc. (A)	875	23,756
UroGen Pharma, Ltd. (A)	744	17,424
Vanda Pharmaceuticals, Inc. (A)	1,120	9,878
Vaxcyte, Inc. (A)	2,066	95,325
Vera Therapeutics, Inc. (A)	1,009	51,096
Veracyte, Inc. (A)	1,243	52,330
Verastem, Inc. (A)	1,231	9,503
Vericel Corp. (A)	804	28,952
Vertex Pharmaceuticals, Inc. (A)	4,030	1,827,041
Verve Therapeutics, Inc. (A)(B)	1,589	1,001
Vigil Neuroscience, Inc. (A)(B)	1,011	51
Viking Therapeutics, Inc. (A)	1,776	62,480
Vir Biotechnology, Inc. (A)	2,436	14,689
Viridian Therapeutics, Inc. (A)	1,534	47,738
Vistagen Therapeutics, Inc. (A)	2,160	1,430
Vor BioPharma, Inc. (A)	357	4,670
Voyager Therapeutics, Inc. (A)	1,206	4,740
Walgreens Boots Alliance, Inc. (A)(B)	14,372	7,617
X4 Pharmaceuticals, Inc. (A)	1,453	5,812
Xencor, Inc. (A)	1,187	18,173
XOMA Royalty Corp. (A)	268	7,126
Zenas Biopharma, Inc. (A)	862	31,299
Zura Bio, Ltd. (A)	1,158	6,068
Zymeworks, Inc. (A)	1,259	33,149
		25,208,906
Health care equipment and supplies – 1.9%
Abbott Laboratories	27,393	3,432,069
ABIOMED, Inc. (A)(B)	788	12,230
Align Technology, Inc. (A)	1,141	178,167
Alphatec Holdings, Inc. (A)	2,350	49,444
AngioDynamics, Inc. (A)	728	9,348
Artivion, Inc. (A)	765	34,892
AtriCure, Inc. (A)	806	31,885
Avanos Medical, Inc. (A)	974	10,938
Axogen, Inc. (A)	742	24,286
Baxter International, Inc.	8,090	154,600
Becton, Dickinson and Company	4,498	872,927
Beta Bionics, Inc. (A)	704	21,451
Bioventus, Inc., Class A (A)	1,285	9,560
Boston Scientific Corp. (A)	23,304	2,222,036
Butterfly Network, Inc. (A)	3,696	14,045
CapsoVision, Inc. (A)	789	8,434
Carlsmed, Inc. (A)	525	6,484
Ceribell, Inc. (A)	641	14,057
Cerus Corp. (A)	3,891	8,015
ClearPoint Neuro, Inc. (A)	489	6,690
CONMED Corp.	504	20,462
CVRx, Inc. (A)	511	3,628
Delcath Systems, Inc. (A)	613	6,191
Dentsply Sirona, Inc.	3,263	37,296
DexCom, Inc. (A)	6,169	409,437
Edwards Lifesciences Corp. (A)	9,237	787,454
Embecta Corp.	998	11,856

The accompanying notes are an integral part of the financial statements.	156

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Enovis Corp. (A)	938	$24,988
Envista Holdings Corp. (A)	2,620	56,880
Fractyl Health, Inc. (A)	2,434	5,355
GE HealthCare Technologies, Inc.	7,174	588,411
Glaukos Corp. (A)	905	102,184
Globus Medical, Inc., Class A (A)	2,110	184,224
Haemonetics Corp. (A)	761	60,994
HeartBeam, Inc. (A)(C)	672	1,613
Hologic, Inc. (A)	3,479	259,151
ICU Medical, Inc. (A)	392	55,927
IDEXX Laboratories, Inc. (A)	1,259	851,751
Inspire Medical Systems, Inc. (A)	467	43,071
Insulet Corp. (A)	1,107	314,654
Integer Holdings Corp. (A)	559	43,842
Integra LifeSciences Holdings Corp. (A)	1,297	16,109
Intuitive Surgical, Inc. (A)	5,641	3,194,837
iRadimed Corp.	233	22,666
iRhythm Technologies, Inc. (A)	507	89,962
Kestra Medical Technologies, Ltd. (A)	842	22,330
Lantheus Holdings, Inc. (A)	1,069	71,142
LeMaitre Vascular, Inc.	368	29,845
LivaNova PLC (A)	860	52,916
Masimo Corp. (A)	858	111,591
Medtronic PLC	20,177	1,938,203
Merit Medical Systems, Inc. (A)	920	81,089
Microbot Medical, Inc. (A)	1,280	2,560
Neogen Corp. (A)	3,535	24,710
Neuronetics, Inc. (A)	1,350	1,863
NeuroPace, Inc. (A)	585	9,032
Omnicell, Inc. (A)	739	33,477
OraSure Technologies, Inc. (A)	1,971	4,770
Orthofix Medical, Inc. (A)	834	12,643
OrthoPediatrics Corp. (A)	503	8,933
Outset Medical, Inc. (A)	411	1,525
Owlet, Inc. (A)	544	8,807
Paragon 28, Inc. (A)(B)	1,430	129
Penumbra, Inc. (A)	614	190,899
PROCEPT BioRobotics Corp. (A)	889	27,968
Pro-Dex, Inc. (A)	67	2,578
Pulmonx Corp. (A)	907	2,004
Pulse Biosciences, Inc. (A)(C)	1,155	15,858
QuidelOrtho Corp. (A)	1,088	31,073
ResMed, Inc.	2,301	554,242
RxSight, Inc. (A)	710	7,398
SANUWAVE Health, Inc. (A)	156	4,655
Semler Scientific, Inc. (A)	259	3,960
Senseonics Holdings, Inc. (A)	792	4,372
Sharps Technology, Inc. (A)(C)	518	1,052
Shoulder Innovations, Inc. (A)	383	5,477
SI-BONE, Inc. (A)	734	14,474
Solventum Corp. (A)	2,735	216,721
STAAR Surgical Company (A)	818	18,888
STERIS PLC	1,550	392,956
Streamex Corp. (A)	2,393	7,251
Stryker Corp.	6,018	2,115,146
Tactile Systems Technology, Inc. (A)	397	11,513
Tandem Diabetes Care, Inc. (A)	1,085	23,848
Teleflex, Inc.	697	85,062
The Cooper Companies, Inc. (A)	3,125	256,125
TransMedics Group, Inc. (A)	535	65,083
Treace Medical Concepts, Inc. (A)	1,413	3,462
UFP Technologies, Inc. (A)	121	26,866
Varex Imaging Corp. (A)	758	8,831
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	3,108	$279,471
		21,107,299
Health care providers and services – 1.6%
Acadia Healthcare Company, Inc. (A)	1,464	20,774
Aceto Corp. (A)(B)	853	0
AdaptHealth Corp. (A)	2,197	21,882
Addus HomeCare Corp. (A)	288	30,928
agilon health, Inc. (A)	7,316	5,039
AirSculpt Technologies, Inc. (A)	1,213	2,402
Alignment Healthcare, Inc. (A)	3,166	62,529
AMN Healthcare Services, Inc. (A)	623	9,818
Ardent Health, Inc. (A)	2,359	20,830
Astrana Health, Inc. (A)	834	20,692
Aveanna Healthcare Holdings, Inc. (A)	3,371	27,541
BrightSpring Health Services, Inc. (A)	2,841	106,395
Brookdale Senior Living, Inc. (A)	3,791	40,905
Cardinal Health, Inc.	3,750	770,625
Castle Biosciences, Inc. (A)	468	18,205
Cencora, Inc.	3,042	1,027,436
Centene Corp. (A)	7,735	318,295
Chemed Corp.	227	97,124
Clover Health Investments Corp. (A)	6,780	15,933
Community Health Systems, Inc. (A)	2,372	7,401
Concentra Group Holdings Parent, Inc.	2,020	39,754
CorVel Corp. (A)	829	56,098
Cross Country Healthcare, Inc. (A)	642	5,200
CVS Health Corp.	19,951	1,583,311
DaVita, Inc. (A)	1,111	126,221
DocGo, Inc. (A)	2,798	2,456
Elevance Health, Inc.	3,540	1,240,947
Encompass Health Corp.	1,565	166,109
Enhabit, Inc. (A)	902	8,316
Fulgent Genetics, Inc. (A)	531	13,949
GeneDx Holdings Corp. (A)	453	58,917
Guardant Health, Inc. (A)	1,966	200,807
Guardian Pharmacy Services, Inc., Class A (A)	598	17,994
HCA Healthcare, Inc.	3,678	1,717,111
HealthEquity, Inc. (A)	1,353	123,948
Henry Schein, Inc. (A)	1,894	143,149
Hims & Hers Health, Inc. (A)	3,420	111,047
Hinge Health, Inc., Class A (A)	603	28,009
Humana, Inc.	1,891	484,342
InfuSystem Holdings, Inc. (A)	416	3,732
Innovage Holding Corp. (A)	1,986	10,307
Kindly MD, Inc. (A)	6,104	2,143
Labcorp Holdings, Inc.	1,300	326,144
LifeStance Health Group, Inc. (A)	6,314	44,451
McKesson Corp.	1,955	1,603,667
Molina Healthcare, Inc. (A)	851	147,683
National HealthCare Corp.	256	35,095
National Research Corp.	432	8,109
NeoGenomics, Inc. (A)	2,093	24,614
Nutex Health, Inc. (A)	113	18,602
Omada Health, Inc. (A)	978	15,433
OPKO Health, Inc. (A)	14,391	18,133
Option Care Health, Inc. (A)	2,532	80,670
Owens & Minor, Inc. (A)	1,415	3,962
PACS Group, Inc. (A)	2,483	95,322
Pediatrix Medical Group, Inc. (A)	1,401	29,967
Privia Health Group, Inc. (A)	1,965	46,590
Progyny, Inc. (A)	1,366	35,079
Quest Diagnostics, Inc.	1,745	302,810
Quipt Home Medical Corp. (A)	1,047	3,696
RadNet, Inc. (A)	1,212	86,476

The accompanying notes are an integral part of the financial statements.	157

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Select Medical Holdings Corp.	1,984	$29,462
Sonida Senior Living, Inc. (A)	302	9,848
Strata Critical Medical, Inc. (A)	1,470	7,071
Surgery Partners, Inc. (A)	2,065	31,904
Talkspace, Inc. (A)	2,926	10,621
Tenet Healthcare Corp. (A)	1,384	275,028
The Cigna Group	4,196	1,154,865
The Ensign Group, Inc.	899	156,606
The Oncology Institute, Inc. (A)	1,655	5,892
The Pennant Group, Inc. (A)	581	16,355
UnitedHealth Group, Inc.	14,246	4,702,747
Universal Health Services, Inc., Class B	877	191,204
US Physical Therapy, Inc.	251	19,601
Viemed Healthcare, Inc. (A)	875	6,501
		18,312,829
Health care technology – 0.1%
Certara, Inc. (A)	2,639	23,250
Claritev Corp. (A)	274	11,714
Doximity, Inc., Class A (A)	2,154	95,379
Evolent Health, Inc., Class A (A)	2,005	8,020
GoodRx Holdings, Inc., Class A (A)	1,927	5,222
Health Catalyst, Inc. (A)	1,698	4,058
HealthStream, Inc.	587	13,542
LifeMD, Inc. (A)	904	3,083
OneMedNet Corp. (A)	1,166	1,283
OptimizeRx Corp. (A)	352	4,316
Phreesia, Inc. (A)	1,011	17,106
Schrodinger, Inc. (A)	1,067	19,078
Simulations Plus, Inc. (A)	356	6,490
Teladoc Health, Inc. (A)	2,881	20,167
TruBridge, Inc. (A)	317	6,996
Veeva Systems, Inc., Class A (A)	2,582	576,380
Waystar Holding Corp. (A)	3,021	98,938
		915,022
Life sciences tools and services – 0.9%
10X Genomics, Inc., Class A (A)	1,823	29,733
Adaptive Biotechnologies Corp. (A)	2,433	39,512
Agilent Technologies, Inc.	4,442	604,423
Avantor, Inc. (A)	10,685	122,450
Azenta, Inc. (A)	734	24,413
BioLife Solutions, Inc. (A)	790	19,102
Bio-Rad Laboratories, Inc., Class A (A)	348	105,441
Bio-Techne Corp.	2,425	142,614
Bruker Corp.	2,377	111,980
Charles River Laboratories International, Inc. (A)	768	153,201
Codexis, Inc. (A)	2,012	3,280
CryoPort, Inc. (A)	880	8,448
Cytek Biosciences, Inc. (A)	2,207	11,145
Danaher Corp.	11,259	2,577,410
Fortrea Holdings, Inc. (A)	1,447	24,961
Ginkgo Bioworks Holdings, Inc. (A)	774	6,432
Illumina, Inc. (A)	2,414	316,620
IQVIA Holdings, Inc. (A)	2,664	600,492
Lifecore Biomedical, Inc. (A)	725	5,931
Maravai LifeSciences Holdings, Inc., Class A (A)	2,609	8,479
MaxCyte, Inc. (A)	2,615	4,053
Medpace Holdings, Inc. (A)	439	246,564
Mesa Laboratories, Inc.	97	7,615
Mettler-Toledo International, Inc. (A)	322	448,929
Niagen Bioscience, Inc. (A)	1,309	8,325
OmniAb, Inc., $12.50 Earnout Shares (A)	117	89
OmniAb, Inc., $15.00 Earnout Shares (A)	117	76
Pacific Biosciences of California, Inc. (A)	4,940	9,238
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Personalis, Inc. (A)	1,454	$11,574
Quanterix Corp. (A)	841	5,349
Quantum-Si, Inc. (A)	3,255	3,581
Repligen Corp. (A)	880	144,197
Revvity, Inc.	1,807	174,827
Sotera Health Company (A)	4,531	79,927
Standard BioTools, Inc. (A)	6,759	8,652
Tempus AI, Inc. (A)	2,650	156,483
Thermo Fisher Scientific, Inc.	5,937	3,440,195
Waters Corp. (A)	931	353,622
West Pharmaceutical Services, Inc.	1,131	311,183
		10,330,546
Pharmaceuticals – 3.1%
Aardvark Therapeutics, Inc. (A)	379	4,974
Aclaris Therapeutics, Inc. (A)	2,045	6,155
Alexza Pharmaceuticals, Inc. (A)(B)	2,067	72
Alto Neuroscience, Inc. (A)	518	9,220
Alumis, Inc. (A)	1,567	15,294
Amneal Pharmaceuticals, Inc. (A)	5,077	63,970
Amphastar Pharmaceuticals, Inc. (A)	731	19,576
Amylyx Pharmaceuticals, Inc. (A)	1,793	21,659
ANI Pharmaceuticals, Inc. (A)	335	26,445
Aquestive Therapeutics, Inc. (A)	2,011	12,991
Arvinas, Inc. (A)	1,076	12,761
Aspire Biopharma Holdings, Inc. (A)	2,118	279
Atea Pharmaceuticals, Inc. (A)	2,137	7,629
Axsome Therapeutics, Inc. (A)	784	143,190
BioAge Labs, Inc. (A)	637	8,428
Bristol-Myers Squibb Company	31,989	1,725,487
Cassava Sciences, Inc. (A)	816	1,616
Cognition Therapeutics, Inc. (A)	1,629	2,199
Collegium Pharmaceutical, Inc. (A)	499	23,104
Contineum Therapeutics, Inc., Class A (A)	433	4,949
Corcept Therapeutics, Inc. (A)	1,668	58,046
CorMedix, Inc. (A)	1,185	13,782
Crinetics Pharmaceuticals, Inc. (A)	1,503	69,965
Edgewise Therapeutics, Inc. (A)	1,684	41,788
Elanco Animal Health, Inc. (A)	7,802	176,559
Eli Lilly & Company	14,891	16,003,060
Enliven Therapeutics, Inc. (A)	987	15,200
Esperion Therapeutics, Inc. (A)	3,865	14,301
Eton Pharmaceuticals, Inc. (A)	478	8,083
Evolus, Inc. (A)	1,096	7,288
EyePoint, Inc. (A)	1,348	24,628
Fulcrum Therapeutics, Inc. (A)	912	10,315
Harmony Biosciences Holdings, Inc. (A)	910	34,052
Harrow, Inc. (A)	587	28,763
Imara, Inc. (A)(B)	411	92
Indivior PLC (A)	1,972	70,755
Innoviva, Inc. (A)	1,177	23,528
Jazz Pharmaceuticals PLC (A)	952	161,840
Johnson & Johnson	37,890	7,841,336
LB Pharmaceuticals, Inc. (A)	486	10,818
LENZ Therapeutics, Inc. (A)	528	8,448
Lexicon Pharmaceuticals, Inc. (A)	6,264	7,204
Ligand Pharmaceuticals, Inc. (A)	310	58,612
Liquidia Corp. (A)	1,366	47,113
Maze Therapeutics, Inc. (A)	777	32,191
MBX Biosciences, Inc. (A)	722	22,772
Merck & Company, Inc.	39,284	4,135,034
Mind Medicine MindMed, Inc. (A)	1,606	21,504
Nektar Therapeutics (A)	308	13,022
Neumora Therapeutics, Inc. (A)	2,957	5,293
Nuvation Bio, Inc. (A)	5,450	48,832
Ocular Therapeutix, Inc. (A)	3,403	41,312

The accompanying notes are an integral part of the financial statements.	158

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Omeros Corp. (A)(C)	1,140	$19,580
Opiant Pharmaceuticals, Inc. (A)(B)	87	57
Optinose, Inc. (A)(B)	230	138
Organon & Company	4,136	29,655
Pacira BioSciences, Inc. (A)	719	18,608
Perrigo Company PLC	2,170	30,206
Pfizer, Inc.	89,262	2,222,624
Phathom Pharmaceuticals, Inc. (A)	1,141	18,929
Phibro Animal Health Corp., Class A	337	12,590
Pliant Therapeutics, Inc. (A)	1,615	1,970
Poseida Therapeutics, Inc. (A)(B)	1,586	793
Prestige Consumer Healthcare, Inc. (A)	755	46,576
Prevail Therapeutics, Inc. (A)(B)	788	0
Rapport Therapeutics, Inc. (A)	784	23,787
Relmada Therapeutics, Inc. (A)	1,236	5,970
Reviva Pharmaceuticals Holdings, Inc. (A)	2,100	586
Royalty Pharma PLC, Class A	6,770	261,593
Scilex Holding Company (A)	138	1,684
Septerna, Inc. (A)(C)	728	20,297
SIGA Technologies, Inc.	1,236	7,552
Supernus Pharmaceuticals, Inc. (A)	889	44,183
Tarsus Pharmaceuticals, Inc. (A)	670	54,860
Telomir Pharmaceuticals, Inc. (A)	1,013	1,347
Terns Pharmaceuticals, Inc. (A)	1,385	55,954
Theravance Biopharma, Inc. (A)	923	17,269
Tilray Brands, Inc. (A)	1,749	15,793
Tobira Therapeutics, Inc. (A)(B)	609	0
Trevi Therapeutics, Inc. (A)	2,067	25,879
Turn Therapeutics, Inc. (A)	640	2,522
Ventyx Biosciences, Inc. (A)	1,181	10,664
Verrica Pharmaceuticals, Inc. (A)	198	1,645
Viatris, Inc.	18,292	227,735
Xeris Biopharma Holdings, Inc. (A)	2,599	20,402
Zevra Therapeutics, Inc. (A)	996	8,924
Zoetis, Inc.	6,957	875,330
		35,251,236
		111,125,838
Industrials – 9.0%
Aerospace and defense – 2.2%
AAR Corp. (A)	625	51,744
AeroVironment, Inc. (A)	786	190,126
AerSale Corp. (A)	904	6,427
AIRO Group Holdings, Inc. (A)	531	4,344
Archer Aviation, Inc., Class A (A)	11,560	86,931
Astronics Corp. (A)	495	26,849
ATI, Inc. (A)	2,163	248,226
Axon Enterprise, Inc. (A)	1,235	701,394
BWX Technologies, Inc.	1,434	247,853
Byrna Technologies, Inc. (A)	374	6,279
Cadre Holdings, Inc.	660	26,954
Carpenter Technology Corp.	783	246,520
CPI Aerostructures, Inc. (A)	619	2,451
Curtiss-Wright Corp.	591	325,801
Ducommun, Inc. (A)	253	24,068
Eve Holding, Inc. (A)(C)	5,736	22,887
General Dynamics Corp.	4,229	1,423,735
General Electric Company	16,684	5,139,173
HEICO Corp.	834	269,874
HEICO Corp., Class A	1,374	346,839
Hexcel Corp.	1,238	91,488
Howmet Aerospace, Inc.	6,338	1,299,417
Huntington Ingalls Industries, Inc.	614	208,803
Innovative Solutions and Support, Inc. (A)	347	6,572
Intuitive Machines, Inc. (A)	1,876	30,447
Karman Holdings, Inc. (A)	2,094	153,218
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Kratos Defense & Security Solutions, Inc. (A)	2,662	$202,072
L3Harris Technologies, Inc.	2,937	862,215
Leonardo DRS, Inc.	4,224	143,996
Loar Holdings, Inc. (A)	1,476	100,368
Lockheed Martin Corp.	3,671	1,775,553
Mercury Systems, Inc. (A)	951	69,433
Moog, Inc., Class A	449	109,354
National Presto Industries, Inc.	134	14,306
Northrop Grumman Corp.	2,252	1,284,113
Redwire Corp. (A)(C)	2,658	20,201
Rocket Lab Corp. (A)	7,592	529,618
RTX Corp.	21,066	3,863,504
StandardAero, Inc. (A)	5,272	151,201
Textron, Inc.	2,744	239,194
The Boeing Company (A)	11,895	2,582,642
TransDigm Group, Inc.	887	1,179,577
V2X, Inc. (A)	521	28,421
Virgin Galactic Holdings, Inc. (A)(C)	1,177	3,778
Voyager Technologies, Inc., Class A (A)	858	22,428
VSE Corp.	362	62,543
Woodward, Inc.	942	284,785
		24,717,722
Air freight and logistics – 0.3%
CH Robinson Worldwide, Inc.	1,868	300,300
Expeditors International of Washington, Inc.	2,154	320,968
FedEx Corp.	3,720	1,074,559
Forward Air Corp. (A)	512	12,800
GXO Logistics, Inc. (A)	1,820	95,805
Hub Group, Inc., Class A	1,021	43,505
United Parcel Service, Inc., Class B	11,654	1,155,960
		3,003,897
Building products – 0.5%
A.O. Smith Corp.	1,764	117,976
AAON, Inc.	1,287	98,134
Advanced Drainage Systems, Inc.	1,223	177,127
Allegion PLC	1,335	212,559
American Woodmark Corp. (A)	255	13,745
Apogee Enterprises, Inc.	367	13,362
Armstrong World Industries, Inc.	673	128,610
AZZ, Inc.	472	50,589
Builders FirstSource, Inc. (A)	1,730	178,000
Carlisle Companies, Inc.	669	213,986
Carrier Global Corp.	13,386	707,316
CSW Industrials, Inc.	264	77,492
Fortune Brands Innovations, Inc.	1,877	93,888
Gibraltar Industries, Inc. (A)	488	24,127
Griffon Corp.	727	53,544
Hayward Holdings, Inc. (A)	3,448	53,272
Insteel Industries, Inc.	373	11,813
Janus International Group, Inc. (A)	2,352	15,382
JELD-WEN Holding, Inc. (A)	1,701	4,184
Johnson Controls International PLC	10,289	1,232,108
Lennox International, Inc.	550	267,069
Masco Corp.	3,261	206,943
Masterbrand, Inc. (A)	2,151	23,747
Modine Manufacturing Company (A)	824	110,012
Owens Corning	1,305	146,043
Quanex Building Products Corp.	787	12,104
Resideo Technologies, Inc. (A)	2,360	82,883
Simpson Manufacturing Company, Inc.	658	106,247
Trane Technologies PLC	3,497	1,361,032
Trex Company, Inc. (A)	1,705	59,811
UFP Industries, Inc.	954	86,862

The accompanying notes are an integral part of the financial statements.	159

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Zurn Elkay Water Solutions Corp.	2,679	$124,547
		6,064,514
Commercial services and supplies – 0.6%
ABM Industries, Inc.	996	42,131
ACCO Brands Corp.	2,016	7,520
ACV Auctions, Inc., Class A (A)	2,857	22,913
Bitcoin Depot, Inc. (A)	855	1,103
Brady Corp., Class A	725	56,818
BrightView Holdings, Inc. (A)	1,642	20,804
Casella Waste Systems, Inc., Class A (A)	992	97,156
Cimpress PLC (A)	400	26,636
Cintas Corp.	6,341	1,192,552
Clean Harbors, Inc. (A)	837	196,260
Copart, Inc. (A)	15,213	595,589
CoreCivic, Inc. (A)	1,691	32,315
Deluxe Corp.	783	17,484
Ennis, Inc.	637	11,472
Enviri Corp. (A)	1,305	23,386
Greenwave Technology Solutions, Inc. (A)	48	252
Healthcare Services Group, Inc. (A)	1,209	23,116
HNI Corp.	1,126	47,337
Interface, Inc.	971	27,110
Liquidity Services, Inc. (A)	523	15,852
MillerKnoll, Inc.	1,189	21,735
Montrose Environmental Group, Inc. (A)	586	14,550
MSA Safety, Inc.	623	99,767
Odyssey Marine Exploration, Inc. (A)	1,026	2,011
OPENLANE, Inc. (A)	1,715	51,073
Pitney Bowes, Inc.	2,761	29,184
RB Global, Inc.	2,925	300,895
Republic Services, Inc.	4,918	1,042,272
Rollins, Inc.	7,670	460,353
Tetra Tech, Inc.	4,158	139,459
The Brink's Company	655	76,458
The GEO Group, Inc. (A)	2,226	35,883
UniFirst Corp.	244	47,068
Veralto Corp.	3,901	389,242
Vestis Corp.	2,216	14,781
Waste Management, Inc.	6,340	1,392,961
		6,575,498
Construction and engineering – 0.4%
AECOM	2,086	198,858
Ameresco, Inc., Class A (A)	574	16,812
API Group Corp. (A)	6,556	250,833
Arcosa, Inc.	790	83,993
Argan, Inc.	218	68,304
Bowman Consulting Group, Ltd. (A)	319	10,533
Centuri Holdings, Inc. (A)	1,609	40,627
Comfort Systems USA, Inc.	555	517,976
Concrete Pumping Holdings, Inc.	866	5,811
Construction Partners, Inc., Class A (A)	749	81,304
Dycom Industries, Inc. (A)	455	153,745
EMCOR Group, Inc.	702	429,477
Everus Construction Group, Inc. (A)	812	69,475
Fluor Corp. (A)	2,523	99,986
Granite Construction, Inc.	674	77,746
Great Lakes Dredge & Dock Corp. (A)	1,238	16,243
IES Holdings, Inc. (A)	314	122,152
Legence Corp., Class A (A)	938	40,372
Limbach Holdings, Inc. (A)	189	14,714
MasTec, Inc. (A)	1,238	269,104
Matrix Service Company (A)	603	7,055
MYR Group, Inc. (A)	254	55,499
NWPX Infrastructure, Inc. (A)	180	11,248
Orion Group Holdings, Inc. (A)	721	7,167
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Primoris Services Corp.	847	$105,147
Quanta Services, Inc.	2,315	977,069
Sterling Infrastructure, Inc. (A)	478	146,378
Tutor Perini Corp.	838	56,163
Valmont Industries, Inc.	308	123,915
WillScot Holdings Corp.	2,861	53,873
		4,111,579
Electrical equipment – 1.0%
Acuity, Inc.	483	173,899
Allient, Inc.	300	16,125
American Superconductor Corp. (A)	728	20,952
AMETEK, Inc.	3,641	747,534
Amprius Technologies, Inc. (A)	2,098	16,553
Array Technologies, Inc. (A)	2,462	22,700
Atkore, Inc.	538	34,029
Babcock & Wilcox Enterprises, Inc. (A)	1,841	11,672
Blink Charging Company (A)	2,692	1,796
Bloom Energy Corp., Class A (A)	3,685	320,190
ChargePoint Holdings, Inc. (A)(C)	510	3,386
Eaton Corp. PLC	6,127	1,951,511
Emerson Electric Company	8,872	1,177,492
Energy Vault Holdings, Inc. (A)	2,694	12,419
EnerSys	598	87,757
Enovix Corp. (A)	3,482	25,453
Eos Energy Enterprises, Inc. (A)	4,431	50,779
Fluence Energy, Inc. (A)	2,086	41,261
FuelCell Energy, Inc. (A)	563	4,116
GE Vernova, Inc.	4,283	2,799,240
Generac Holdings, Inc. (A)	925	126,142
GrafTech International, Ltd. (A)(C)	456	7,073
Hubbell, Inc.	834	370,388
KULR Technology Group, Inc. (A)	779	2,306
LSI Industries, Inc.	605	11,084
NANO Nuclear Energy, Inc. (A)(C)	797	19,136
Net Power, Inc. (A)	1,611	3,673
Nextpower, Inc., Class A (A)	2,335	203,402
NuScale Power Corp. (A)	4,464	63,255
nVent Electric PLC	2,534	258,392
Plug Power, Inc. (A)(C)	22,130	43,596
Powell Industries, Inc.	191	60,887
Power Solutions International, Inc. (A)	369	21,085
Preformed Line Products Company	84	17,364
Regal Rexnord Corp.	1,047	146,915
Rockwell Automation, Inc.	1,770	688,654
Sensata Technologies Holding PLC	2,303	76,667
SES AI Corp. (A)	5,218	9,392
Shoals Technologies Group, Inc., Class A (A)	2,701	22,959
Stem, Inc. (A)	152	2,288
SunPower Corp. (A)(B)	3,027	0
Sunrun, Inc. (A)	3,656	67,270
T1 Energy, Inc. (A)	3,434	22,939
Thermon Group Holdings, Inc. (A)	575	21,367
Vertiv Holdings Company, Class A	6,006	973,032
Vicor Corp. (A)	536	58,746
Westwater Resources, Inc. (A)	2,415	1,811
		10,818,687
Ground transportation – 0.8%
ArcBest Corp.	368	27,302
Avis Budget Group, Inc. (A)	554	71,089
Covenant Logistics Group, Inc.	332	7,317
CSX Corp.	29,285	1,061,581
FTAI Infrastructure, Inc.	2,020	9,312
Heartland Express, Inc.	1,544	13,942
Hertz Global Holdings, Inc. (A)(C)	4,986	25,628

The accompanying notes are an integral part of the financial statements.	160

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
JB Hunt Transport Services, Inc.	1,520	$295,397
Knight-Swift Transportation Holdings, Inc.	2,526	132,059
Landstar System, Inc.	542	77,885
Lyft, Inc., Class A (A)	6,261	121,276
Marten Transport, Ltd.	1,715	19,517
Norfolk Southern Corp.	3,527	1,018,315
Old Dominion Freight Line, Inc.	3,302	517,754
RXO, Inc. (A)	2,624	33,167
Ryder System, Inc.	632	120,958
Saia, Inc. (A)	418	136,485
Schneider National, Inc., Class B	1,539	40,830
Uber Technologies, Inc. (A)	32,802	2,680,251
U-Haul Holding Company (A)	290	14,619
U-Haul Holding Company, Series N	2,885	134,845
Union Pacific Corp.	9,325	2,157,059
Universal Logistics Holdings, Inc.	424	6,441
Werner Enterprises, Inc.	967	29,020
XPO, Inc. (A)	1,852	251,705
		9,003,754
Industrial conglomerates – 0.3%
3M Company	8,381	1,341,798
Brookfield Business Corp., Class A (C)	1,176	42,195
Honeywell International, Inc.	9,977	1,946,413
		3,330,406
Machinery – 1.7%
3D Systems Corp. (A)	2,366	4,188
Aebi Schmidt Holding AG	1,295	16,382
AGCO Corp.	1,177	122,785
AgEagle Aerial Systems, Inc. (A)	874	711
Alamo Group, Inc.	192	32,231
Albany International Corp., Class A	495	25,097
Alliance Laundry Holdings, Inc. (A)	3,203	65,181
Allison Transmission Holdings, Inc.	1,299	127,172
Astec Industries, Inc.	413	17,891
Atmus Filtration Technologies, Inc.	1,282	66,549
Blue Bird Corp. (A)	498	23,406
Caterpillar, Inc.	7,372	4,223,198
CECO Environmental Corp. (A)	575	34,414
Chart Industries, Inc. (A)	704	145,186
CNH Industrial NV	19,738	181,984
Columbus McKinnon Corp.	595	10,264
Crane Company	907	167,278
Cummins, Inc.	2,168	1,106,656
Deere & Company	4,255	1,981,000
Donaldson Company, Inc.	1,849	163,932
Douglas Dynamics, Inc.	423	13,811
Dover Corp.	2,142	418,204
Energy Recovery, Inc. (A)	943	12,721
Enerpac Tool Group Corp.	882	33,728
Enpro, Inc.	336	71,948
Esab Corp.	971	108,480
ESCO Technologies, Inc.	411	80,305
Federal Signal Corp.	957	103,921
Flowserve Corp.	2,054	142,507
Fortive Corp.	5,309	293,110
Franklin Electric Company, Inc.	738	70,501
Gates Industrial Corp. PLC (A)	4,043	86,803
Graco, Inc.	2,643	216,647
Graham Corp. (A)	191	12,268
Helios Technologies, Inc.	553	29,580
Hillenbrand, Inc.	1,151	36,510
Hillman Solutions Corp. (A)	3,509	30,388
Hyster-Yale, Inc.	295	8,764
IDEX Corp.	1,177	209,435
Illinois Tool Works, Inc.	4,608	1,134,950
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Ingersoll Rand, Inc.	6,238	$494,174
ITT, Inc.	1,233	213,938
JBT Marel Corp.	822	123,851
Kadant, Inc.	185	52,729
Kennametal, Inc.	1,231	34,973
Lincoln Electric Holdings, Inc.	870	208,487
Lindsay Corp.	175	20,627
Microvast Holdings, Inc. (A)	5,239	14,669
Miller Industries, Inc.	255	9,529
Mueller Industries, Inc.	1,735	199,178
Mueller Water Products, Inc., Class A	2,486	59,217
Nauticus Robotics, Inc. (A)	515	395
Nordson Corp.	884	212,540
Oshkosh Corp.	1,001	125,756
Otis Worldwide Corp.	6,169	538,862
PACCAR, Inc.	8,273	905,976
Parker-Hannifin Corp.	1,992	1,750,888
Pentair PLC	2,556	266,182
Proto Labs, Inc. (A)	417	21,096
RBC Bearings, Inc. (A)	498	223,318
REV Group, Inc.	764	46,459
Richtech Robotics, Inc., Class B (A)	2,543	8,214
RYTHM, Inc. (A)	40	854
Snap-on, Inc.	816	281,194
SPX Technologies, Inc. (A)	739	147,844
Standex International Corp.	194	42,152
Stanley Black & Decker, Inc.	2,430	180,500
Stratasys, Ltd. (A)	1,489	12,925
Symbotic, Inc. (A)	1,761	104,780
Tennant Company	311	22,921
Terex Corp.	1,021	54,501
The Gorman-Rupp Company	528	25,212
The Greenbrier Companies, Inc.	491	22,949
The Manitowoc Company, Inc. (A)	660	7,913
The Middleby Corp. (A)	794	118,044
The Timken Company	1,085	91,281
The Toro Company	1,545	121,622
Titan International, Inc. (A)	1,198	9,380
Trinity Industries, Inc.	1,295	34,240
Wabash National Corp.	760	6,574
Wabtec Corp.	2,684	572,900
Watts Water Technologies, Inc., Class A	435	120,069
Worthington Enterprises, Inc.	840	43,319
Xylem, Inc.	3,829	521,433
		19,703,751
Marine transportation – 0.0%
Costamare, Inc.	2,033	32,101
Genco Shipping & Trading, Ltd.	777	14,320
Kirby Corp. (A)	880	96,958
Matson, Inc.	508	62,763
		206,142
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	1,812	91,144
Allegiant Travel Company (A)	300	25,581
American Airlines Group, Inc. (A)	10,294	157,807
Delta Air Lines, Inc.	10,254	711,628
Frontier Group Holdings, Inc. (A)	3,793	17,865
JetBlue Airways Corp. (A)	5,855	26,640
Joby Aviation, Inc. (A)	14,396	190,027
SkyWest, Inc. (A)	627	62,957
Southwest Airlines Company	8,134	336,178
Sun Country Airlines Holdings, Inc. (A)	896	12,893
Surf Air Mobility, Inc. (A)	1,128	2,188
United Airlines Holdings, Inc. (A)	5,081	568,157

The accompanying notes are an integral part of the financial statements.	161

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Passenger airlines (continued)
Wheels Up Experience, Inc. (A)(C)	11,752	$7,713
		2,210,778
Professional services – 0.6%
Alight, Inc., Class A	9,095	17,735
Amentum Holdings, Inc. (A)	3,841	111,389
Automatic Data Processing, Inc.	6,373	1,639,327
Barrett Business Services, Inc.	467	16,910
BlackSky Technology, Inc. (A)(C)	588	11,025
Booz Allen Hamilton Holding Corp.	1,933	163,068
Broadridge Financial Solutions, Inc.	1,848	412,418
CACI International, Inc., Class A (A)	346	184,352
CBIZ, Inc. (A)	860	43,387
Clarivate PLC (A)	10,830	36,172
Concentrix Corp.	1,003	41,705
Conduent, Inc. (A)	3,137	6,023
CRA International, Inc.	107	21,474
CSG Systems International, Inc.	451	34,587
Dayforce, Inc. (A)	2,477	171,309
Equifax, Inc.	1,946	422,243
ExlService Holdings, Inc. (A)	2,528	107,288
Exponent, Inc.	812	56,402
First Advantage Corp. (A)	2,912	42,311
FTI Consulting, Inc. (A)	509	86,952
Genpact, Ltd.	2,734	127,897
Huron Consulting Group, Inc. (A)	270	46,686
IBEX Holdings, Ltd. (A)	256	9,774
ICF International, Inc.	295	25,164
Innodata, Inc. (A)	502	25,577
Insperity, Inc.	618	23,929
Jacobs Solutions, Inc.	1,880	249,025
KBR, Inc.	2,010	80,802
Kelly Services, Inc., Class A	829	7,295
Kforce, Inc.	373	11,533
Korn Ferry	824	54,400
Legalzoom.com, Inc. (A)	2,918	28,976
Leidos Holdings, Inc.	2,017	363,867
ManpowerGroup, Inc.	755	22,446
Maximus, Inc.	886	76,480
Parsons Corp. (A)	1,688	104,318
Paychex, Inc.	5,663	635,275
Paycom Software, Inc.	911	145,177
Paylocity Holding Corp. (A)	869	132,523
Planet Labs PBC (A)	4,478	88,306
Resolute Holdings Management, Inc. (A)	136	28,074
Robert Half, Inc.	1,598	43,402
Science Applications International Corp.	724	72,878
Spire Global, Inc. (A)(C)	615	4,613
SS&C Technologies Holdings, Inc.	3,841	335,780
TaskUS, Inc., Class A (A)	701	8,265
TransUnion	3,065	262,824
TriNet Group, Inc.	776	45,885
UL Solutions, Inc., Class A	1,008	79,491
Upwork, Inc. (A)	2,096	41,543
Verisk Analytics, Inc.	2,198	491,671
Verra Mobility Corp. (A)	2,529	56,675
Willdan Group, Inc. (A)	234	24,256
		7,380,884
Trading companies and distributors – 0.4%
Air Lease Corp.	1,725	110,797
Applied Industrial Technologies, Inc.	588	150,981
BlueLinx Holdings, Inc. (A)	151	9,276
Boise Cascade Company	603	44,381
Core & Main, Inc., Class A (A)	2,978	154,767
Custom Truck One Source, Inc. (A)	3,867	22,274
Distribution Solutions Group, Inc. (A)	760	20,816
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
DNOW, Inc. (A)	2,977	$39,445
DXP Enterprises, Inc. (A)	254	27,887
Fastenal Company	18,073	725,269
Ferguson Enterprises, Inc.	3,100	690,153
FTAI Aviation, Ltd.	1,614	317,716
GATX Corp.	564	95,654
Global Industrial, Inc.	768	22,441
Herc Holdings, Inc.	524	77,751
Hudson Technologies, Inc. (A)	810	5,549
Karat Packaging, Inc.	320	7,222
McGrath RentCorp	415	43,546
MSC Industrial Direct Company, Inc., Class A	878	73,840
NPK International, Inc. (A)	1,464	17,451
QXO, Inc. (A)	10,610	204,667
Rush Enterprises, Inc., Class A	1,187	64,027
SiteOne Landscape Supply, Inc. (A)	705	87,815
Titan Machinery, Inc. (A)	449	6,753
Transcat, Inc. (A)	157	8,907
United Rentals, Inc.	1,010	817,413
W.W. Grainger, Inc.	750	756,788
Watsco, Inc.	549	184,986
WESCO International, Inc.	761	186,171
Willis Lease Finance Corp.	111	15,056
Xometry, Inc., Class A (A)	785	46,684
		5,036,483
Transportation infrastructure – 0.0%
Corp America Airports SA (A)	2,658	69,108
		102,233,203
Information technology – 30.5%
Communications equipment – 0.9%
ADTRAN Holdings, Inc. (A)	1,439	12,505
Applied Optoelectronics, Inc. (A)	1,084	37,788
Arista Networks, Inc. (A)	19,789	2,592,953
Calix, Inc. (A)	1,042	55,153
Ciena Corp. (A)	2,221	519,425
Cisco Systems, Inc.	62,325	4,800,895
Clearfield, Inc. (A)	269	7,841
CommScope Holding Company, Inc. (A)	3,500	63,455
Digi International, Inc. (A)	626	27,100
Extreme Networks, Inc. (A)	2,159	35,947
F5, Inc. (A)	905	231,010
Harmonic, Inc. (A)	1,882	18,613
Lumentum Holdings, Inc. (A)	1,101	405,818
Motorola Solutions, Inc.	2,624	1,005,832
NETGEAR, Inc. (A)	516	12,657
NetScout Systems, Inc. (A)	1,245	33,690
Ondas Holdings, Inc. (A)	5,823	56,832
Powerwave Technologies, Inc. (A)(B)	912	0
Ribbon Communications, Inc. (A)	2,810	8,093
Ubiquiti, Inc.	955	528,449
Viasat, Inc. (A)	2,124	73,193
Viavi Solutions, Inc. (A)	3,580	63,796
		10,591,045
Electronic equipment, instruments and components – 0.9%
Advanced Energy Industries, Inc.	597	124,994
Aeva Technologies, Inc. (A)	975	12,948
AEye, Inc. (A)	870	1,601
Amphenol Corp., Class A	19,217	2,596,985
Arlo Technologies, Inc. (A)	1,672	23,391
Arrow Electronics, Inc. (A)	798	87,924
Avnet, Inc.	1,289	61,975
Badger Meter, Inc.	463	80,752
Bel Fuse, Inc., Class B	191	32,399

The accompanying notes are an integral part of the financial statements.	162

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Belden, Inc.	623	$72,611
Benchmark Electronics, Inc.	577	24,673
CDW Corp.	2,051	279,346
Climb Global Solutions, Inc.	82	8,429
Cognex Corp.	2,660	95,707
Coherent Corp. (A)	2,473	456,442
Corning, Inc.	13,483	1,180,571
Crane NXT Company	926	43,587
CTS Corp.	500	21,435
Daktronics, Inc. (A)	819	16,192
ePlus, Inc.	429	37,623
Evolv Technologies Holdings, Inc. (A)	2,808	20,105
Fabrinet (A)	562	255,867
Flex, Ltd. (A)	5,897	356,297
Frequency Electronics, Inc. (A)	173	9,314
Ingram Micro Holding Corp. (C)	3,843	82,010
Insight Enterprises, Inc. (A)	493	40,165
IPG Photonics Corp. (A)	692	49,547
Itron, Inc. (A)	718	66,673
Jabil, Inc.	1,685	384,214
Keysight Technologies, Inc. (A)	2,700	548,613
Kimball Electronics, Inc. (A)	459	12,769
Knowles Corp. (A)	1,425	30,538
LightPath Technologies, Inc., Class A (A)	808	8,726
Lightwave Logic, Inc. (A)	2,218	7,186
Littelfuse, Inc.	394	99,650
MicroVision, Inc. (A)(C)	5,432	4,498
Mirion Technologies, Inc. (A)	3,596	84,218
Napco Security Technologies, Inc.	578	24,103
nLight, Inc. (A)	817	30,646
Novanta, Inc. (A)	569	67,705
OSI Systems, Inc. (A)	265	67,591
Ouster, Inc. (A)	931	20,147
PC Connection, Inc.	450	25,992
Plexus Corp. (A)	428	62,916
Powerfleet, Inc. (A)	2,261	12,029
Ralliant Corp.	1,791	91,180
Red Cat Holdings, Inc. (A)(C)	1,906	15,115
Rogers Corp. (A)	295	27,013
Sanmina Corp. (A)	846	126,959
ScanSource, Inc. (A)	357	13,944
TD SYNNEX Corp.	1,294	194,398
TE Connectivity PLC	4,648	1,057,466
Teledyne Technologies, Inc. (A)	736	375,897
Trimble, Inc. (A)	3,753	294,048
TTM Technologies, Inc. (A)	1,631	112,539
Unusual Machines, Inc. (A)	602	7,669
Vishay Intertechnology, Inc.	1,983	28,734
Vishay Precision Group, Inc. (A)	251	9,664
Vontier Corp.	2,323	86,369
Vuzix Corp. (A)(C)	1,400	5,292
Zebra Technologies Corp., Class A (A)	797	193,528
		10,270,919
IT services – 1.2%
Accenture PLC, Class A	9,804	2,630,413
Akamai Technologies, Inc. (A)	2,252	196,487
Amdocs, Ltd.	1,752	141,054
Applied Digital Corp. (A)(C)	4,390	107,643
ASGN, Inc. (A)	697	33,574
Backblaze, Inc., Class A (A)	1,119	5,215
BigBear.ai Holdings, Inc. (A)(C)	6,914	37,336
Cloudflare, Inc., Class A (A)	4,924	970,767
Cognizant Technology Solutions Corp., Class A	7,678	637,274
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Commerce.com, Inc. (A)	1,670	$6,880
CoreWeave, Inc., Class A (A)	6,081	435,460
DigitalOcean Holdings, Inc. (A)	1,432	68,908
DXC Technology Company (A)	2,861	41,914
EPAM Systems, Inc. (A)	877	179,680
Fastly, Inc., Class A (A)	2,404	24,473
Gartner, Inc. (A)	1,190	300,213
Globant SA (A)	691	45,171
GoDaddy, Inc., Class A (A)	2,167	268,881
Grid Dynamics Holdings, Inc. (A)	1,448	13,075
IBM Corp.	14,659	4,342,142
Kyndryl Holdings, Inc. (A)	3,667	97,396
MongoDB, Inc. (A)	1,280	537,203
Okta, Inc. (A)	2,650	229,146
Snowflake, Inc. (A)	5,251	1,151,859
The Hackett Group, Inc.	598	11,739
TSS, Inc. (A)(C)	480	3,394
Twilio, Inc., Class A (A)	2,416	343,652
VeriSign, Inc.	1,467	356,408
		13,217,357
Semiconductors and semiconductor equipment – 11.9%
ACM Research, Inc., Class A (A)	939	37,044
Advanced Micro Devices, Inc. (A)	25,529	5,467,291
Aehr Test Systems (A)	485	9,792
Aeluma, Inc. (A)	311	5,340
Allegro MicroSystems, Inc. (A)	2,930	77,293
Alpha & Omega Semiconductor, Ltd. (A)	511	10,123
Ambarella, Inc. (A)	674	47,746
Ambiq Micro, Inc. (A)(C)	340	9,690
Amkor Technology, Inc.	3,907	154,248
Analog Devices, Inc.	7,738	2,098,546
Applied Materials, Inc.	12,529	3,219,828
Astera Labs, Inc. (A)	2,617	435,364
Axcelis Technologies, Inc. (A)	493	39,608
AXT, Inc. (A)	778	12,720
Blaize Holdings, Inc. (A)(C)	1,866	3,639
Broadcom, Inc.	74,001	25,611,746
CEVA, Inc. (A)	430	9,254
Cirrus Logic, Inc. (A)	810	95,985
Cohu, Inc. (A)	788	18,337
Credo Technology Group Holding, Ltd. (A)	2,723	391,812
Diodes, Inc. (A)	762	37,597
Enphase Energy, Inc. (A)	2,056	65,895
Entegris, Inc.	2,373	199,925
First Solar, Inc. (A)	1,687	440,695
FormFactor, Inc. (A)	1,236	68,944
GlobalFoundries, Inc. (A)	8,742	305,271
GSI Technology, Inc. (A)	672	4,173
Ichor Holdings, Ltd. (A)	607	11,187
Impinj, Inc. (A)	458	79,697
Indie Semiconductor, Inc., Class A (A)(C)	3,316	11,705
Intel Corp. (A)	68,867	2,541,192
KLA Corp.	2,075	2,521,291
Kopin Corp. (A)	3,154	7,380
Kulicke & Soffa Industries, Inc.	846	38,544
Lam Research Corp.	19,905	3,407,338
Lattice Semiconductor Corp. (A)	2,153	158,418
MACOM Technology Solutions Holdings, Inc. (A)	1,173	200,911
Marvell Technology, Inc.	13,561	1,152,414
MaxLinear, Inc. (A)	1,413	24,629
Microchip Technology, Inc.	8,485	540,664
Micron Technology, Inc.	17,607	5,025,214
MKS, Inc.	1,054	168,429
Monolithic Power Systems, Inc.	753	682,489

The accompanying notes are an integral part of the financial statements.	163

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Navitas Semiconductor Corp. (A)(C)	3,661	$26,140
NVIDIA Corp.	382,297	71,298,350
NXP Semiconductors NV	3,963	860,209
ON Semiconductor Corp. (A)	6,422	347,751
Onto Innovation, Inc. (A)	767	121,079
PDF Solutions, Inc. (A)	686	19,572
Penguin Solutions, Inc. (A)	860	16,822
Photronics, Inc. (A)	970	31,040
Power Integrations, Inc.	911	32,377
Qnity Electronics, Inc.	3,271	267,077
Qorvo, Inc. (A)	1,455	122,962
Qualcomm, Inc.	16,845	2,881,337
Rambus, Inc. (A)	1,695	155,754
Rigetti Computing, Inc. (A)	5,107	113,120
Semtech Corp. (A)	1,368	100,808
Silicon Laboratories, Inc. (A)	523	68,356
SiTime Corp. (A)	412	145,514
SkyWater Technology, Inc. (A)	790	14,346
Skyworks Solutions, Inc.	2,326	147,492
Synaptics, Inc. (A)	612	45,300
Teradyne, Inc.	2,501	484,094
Texas Instruments, Inc.	14,305	2,481,774
Ultra Clean Holdings, Inc. (A)	780	19,757
Universal Display Corp.	751	87,702
Veeco Instruments, Inc. (A)	970	27,723
Wolfspeed, Inc. (A)(C)	427	7,434
Wolfspeed, Inc. (A)(B)	2,650	2,809
		135,376,107
Software – 9.6%
A10 Networks, Inc.	1,279	22,626
ACI Worldwide, Inc. (A)	1,648	78,791
Adeia, Inc.	1,892	32,637
Adobe, Inc. (A)	6,673	2,335,483
Agilysys, Inc. (A)	448	53,240
Airship AI Holdings, Inc. (A)	579	1,673
Alarm.com Holdings, Inc. (A)	825	42,092
Alkami Technology, Inc. (A)	1,672	38,573
Amplitude, Inc., Class A (A)	1,828	21,168
Appfolio, Inc., Class A (A)	363	84,452
Appian Corp., Class A (A)	707	25,042
AppLovin Corp., Class A (A)	4,840	3,261,289
Arteris, Inc. (A)	756	11,718
Asana, Inc., Class A (A)	2,501	34,289
Atlassian Corp., Class A (A)	2,619	424,645
Aurora Innovation, Inc. (A)	25,366	97,405
AuthID, Inc. (A)	1,106	967
Autodesk, Inc. (A)	3,355	993,114
AvePoint, Inc. (A)	3,595	49,935
Bentley Systems, Inc., Class B	4,636	176,933
BILL Holdings, Inc. (A)	1,601	87,319
Bit Digital, Inc. (A)	5,263	9,947
Bitdeer Technologies Group, Class A (A)	3,002	33,652
BitMine Immersion Technologies, Inc.	6,047	164,176
Blackbaud, Inc. (A)	797	50,466
Blackline, Inc. (A)	984	54,405
Blend Labs, Inc., Class A (A)	4,347	13,215
Box, Inc., Class A (A)	2,277	68,105
Braze, Inc., Class A (A)	1,566	53,698
BTCS, Inc. (A)	855	2,257
C3.ai, Inc., Class A (A)	2,119	28,564
Cadence Design Systems, Inc. (A)	4,288	1,340,343
CCC Intelligent Solutions Holdings, Inc. (A)	10,404	82,712
Cerence, Inc. (A)	732	7,825
Cipher Mining, Inc. (A)	6,232	91,984
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Circle Internet Group, Inc. (A)	3,407	$270,175
CleanSpark, Inc. (A)	4,438	44,913
Clear Secure, Inc., Class A	1,507	52,866
Clearwater Analytics Holdings, Inc., Class A (A)	4,545	109,625
CommVault Systems, Inc. (A)	702	88,003
Confluent, Inc., Class A (A)	4,604	139,225
Consensus Cloud Solutions, Inc. (A)	362	7,899
Core Scientific, Inc. (A)	4,836	70,412
Crowdstrike Holdings, Inc., Class A (A)	3,948	1,850,664
CYNGN, Inc. (A)	150	357
Daily Journal Corp. (A)	23	11,208
Datadog, Inc., Class A (A)	5,088	691,917
Digi Power X, Inc. (A)	1,231	3,139
Digital Turbine, Inc. (A)	1,789	8,945
DocuSign, Inc. (A)	3,184	217,786
Dolby Laboratories, Inc., Class A	988	63,449
Domo, Inc., Class B (A)	700	5,901
Dropbox, Inc., Class A (A)	2,907	80,815
D-Wave Quantum, Inc. (A)(C)	5,337	139,563
Dynatrace, Inc. (A)	4,756	206,125
eGain Corp. (A)	565	5,814
Elastic NV (A)	1,678	126,588
EverCommerce, Inc. (A)(C)	3,037	36,778
Fair Isaac Corp. (A)	378	639,054
Figma, Inc., Class A (A)	6,559	245,110
Five9, Inc. (A)	1,234	24,742
Fortinet, Inc. (A)	12,065	958,082
Freshworks, Inc., Class A (A)	3,830	46,918
Gen Digital, Inc.	9,715	264,151
Gitlab, Inc., Class A (A)	2,339	87,783
Guidewire Software, Inc. (A)	1,328	266,941
HubSpot, Inc. (A)	829	332,678
Hut 8 Corp. (A)	1,672	76,812
i3 Verticals, Inc., Class A (A)	460	11,587
Intapp, Inc. (A)	1,309	59,978
InterDigital, Inc.	408	129,899
Intuit, Inc.	4,388	2,906,699
Jamf Holding Corp. (A)	2,220	28,882
Klaviyo, Inc., Class A (A)	2,202	71,499
Life360, Inc. (A)	1,234	79,149
LiveRamp Holdings, Inc. (A)	1,096	32,190
Manhattan Associates, Inc. (A)	952	164,991
MARA Holdings, Inc. (A)	5,829	52,344
MicroCloud Hologram, Inc. (A)	284	750
Microsoft Corp.	116,949	56,558,875
Mitek Systems, Inc. (A)	905	9,548
N-able, Inc. (A)	3,430	25,656
NCino, Inc. (A)	1,848	47,383
NCR Voyix Corp. (A)	2,343	23,899
Netskope, Inc., Class A (A)	929	16,295
NextNav, Inc. (A)	2,176	36,209
Nutanix, Inc., Class A (A)	4,226	218,442
OneSpan, Inc.	760	9,758
Onestream, Inc. (A)	1,434	26,357
Oracle Corp.	44,200	8,615,022
PagerDuty, Inc. (A)	1,575	20,648
Palantir Technologies, Inc., Class A (A)	35,777	6,359,362
Palo Alto Networks, Inc. (A)	10,522	1,938,152
PAR Technology Corp. (A)	660	23,945
Pegasystems, Inc.	2,688	160,527
Pivotal Software, Inc. (A)(B)	6,091	0
Porch Group, Inc. (A)	1,709	15,603
Procore Technologies, Inc. (A)	2,374	172,685
Progress Software Corp. (A)	686	29,471

The accompanying notes are an integral part of the financial statements.	164

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
PTC, Inc. (A)	1,887	$328,734
Q2 Holdings, Inc. (A)	990	71,438
Qualys, Inc. (A)	574	76,285
Rapid7, Inc. (A)	1,120	17,024
Red Violet, Inc.	261	14,864
Rekor Systems, Inc. (A)	2,301	3,175
RingCentral, Inc., Class A (A)	1,290	37,255
Riot Platforms, Inc. (A)	5,833	73,904
Roper Technologies, Inc.	1,693	753,605
Rubrik, Inc., Class A (A)	2,241	171,392
SailPoint, Inc. (A)	8,825	178,530
Salesforce, Inc.	14,979	3,968,087
Samsara, Inc., Class A (A)	5,497	194,869
SEMrush Holdings, Inc., Class A (A)	2,124	25,254
SentinelOne, Inc., Class A (A)	5,069	76,035
ServiceNow, Inc. (A)	16,365	2,506,954
ServiceTitan, Inc., Class A (A)	1,226	130,569
SoundHound AI, Inc., Class A (A)(C)	5,916	58,983
Sprinklr, Inc., Class A (A)	2,589	20,142
Sprout Social, Inc., Class A (A)	929	10,470
SPS Commerce, Inc. (A)	610	54,369
Strategy, Inc. (A)	4,163	632,568
Synopsys, Inc. (A)	2,913	1,368,294
Telos Corp. (A)	1,322	6,742
Tenable Holdings, Inc. (A)	1,963	46,189
Teradata Corp. (A)	1,515	46,117
TeraWulf, Inc. (A)	6,441	74,007
TON Strategy Company (A)(C)	1,115	2,219
Tyler Technologies, Inc. (A)	684	310,502
UiPath, Inc., Class A (A)	7,227	118,451
Unity Software, Inc. (A)	6,654	293,907
Varonis Systems, Inc. (A)	1,821	59,729
Veritone, Inc. (A)	1,511	7,026
Vertex, Inc., Class A (A)	1,259	25,142
Via Transportation, Inc., Class A (A)	1,287	37,336
Weave Communications, Inc. (A)	1,397	10,603
Workday, Inc., Class A (A)	3,414	733,259
Workiva, Inc. (A)	836	72,105
Yext, Inc. (A)	2,162	17,426
Zeta Global Holdings Corp., Class A (A)	3,369	68,559
Zoom Video Communications, Inc., Class A (A)	4,203	362,677
Zscaler, Inc. (A)	2,451	551,279
		108,511,058
Technology hardware, storage and peripherals – 6.0%
Apple, Inc.	233,480	63,473,873
CompoSecure, Inc., Class A (A)	2,040	39,331
Corsair Gaming, Inc. (A)	1,889	11,221
Dell Technologies, Inc., Class C	5,341	672,325
Diebold Nixdorf, Inc. (A)	593	40,259
Eastman Kodak Company (A)	1,626	13,756
Hewlett Packard Enterprise Company	20,715	497,574
HP, Inc.	14,654	326,491
Immersion Corp.	668	4,542
IonQ, Inc. (A)	5,577	250,240
NetApp, Inc.	3,120	334,121
One Stop Systems, Inc. (A)	498	3,576
Pure Storage, Inc., Class A (A)	5,161	345,839
Quantum Computing, Inc. (A)	3,537	36,290
Quantum Corp. (A)	235	1,516
Sandisk Corp. (A)	2,295	544,787
Seagate Technology Holdings PLC	3,347	921,730
Super Micro Computer, Inc. (A)	9,343	273,470
Western Digital Corp.	5,459	940,422
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Xerox Holdings Corp.	2,215	$5,250
		68,736,613
		346,703,099
Materials – 2.2%
Chemicals – 1.0%
AdvanSix, Inc.	509	8,806
Air Products & Chemicals, Inc.	3,503	865,311
Albemarle Corp.	1,854	262,230
Ashland, Inc.	733	43,005
ASP Isotopes, Inc. (A)	1,794	9,598
Aspen Aerogels, Inc. (A)	1,493	4,225
Avient Corp.	1,507	47,079
Axalta Coating Systems, Ltd. (A)	3,357	108,465
Balchem Corp.	523	80,207
Cabot Corp.	816	54,084
Celanese Corp.	1,731	73,187
CF Industries Holdings, Inc.	2,540	196,444
Corteva, Inc.	10,678	715,746
CVR Nitrogen LP (A)(B)	1,086	195
Dow, Inc.	11,118	259,939
DuPont de Nemours, Inc.	6,599	265,280
Eastman Chemical Company	1,775	113,298
Ecolab, Inc.	4,464	1,171,889
Ecovyst, Inc. (A)	1,931	18,789
Element Solutions, Inc.	3,770	94,212
Flotek Industries, Inc. (A)	521	8,977
FMC Corp.	2,048	28,406
Hawkins, Inc.	331	47,022
HB Fuller Company	864	51,373
Huntsman Corp.	2,772	27,720
Ingevity Corp. (A)	591	34,975
Innospec, Inc.	411	31,458
International Flavors & Fragrances, Inc.	4,031	271,649
Intrepid Potash, Inc. (A)	272	7,543
Koppers Holdings, Inc.	386	10,453
Kronos Worldwide, Inc.	1,874	8,283
Linde PLC	7,371	3,142,921
LSB Industries, Inc. (A)	1,342	11,407
LyondellBasell Industries NV, Class A	5,046	218,492
Mativ Holdings, Inc.	942	11,445
Minerals Technologies, Inc.	531	32,364
NewMarket Corp.	148	101,714
Novusterra, Inc. (A)(B)	88	0
Olin Corp.	1,801	37,515
Orion SA	1,049	5,539
Perimeter Solutions, Inc. (A)	2,357	64,888
PPG Industries, Inc.	3,537	362,401
PureCycle Technologies, Inc. (A)(C)	2,901	24,920
Quaker Chemical Corp.	281	38,584
RPM International, Inc.	2,020	210,080
Sensient Technologies Corp.	677	63,604
Solstice Advanced Materials, Inc. (A)	2,537	123,247
Stepan Company	419	19,844
The Chemours Company	2,390	28,178
The Mosaic Company	5,000	120,450
The Scotts Miracle-Gro Company	915	53,390
The Sherwin-Williams Company	3,916	1,268,901
Tronox Holdings PLC	2,738	11,417
Valhi, Inc.	458	5,519
Westlake Corp.	2,035	150,468
		11,027,136
Construction materials – 0.3%
Amrize, Ltd. (A)	9,128	493,642
CRH PLC	10,572	1,319,386

The accompanying notes are an integral part of the financial statements.	165

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Eagle Materials, Inc.	503	$103,960
James Hardie Industries PLC (A)	9,173	190,340
Knife River Corp. (A)	897	63,104
Martin Marietta Materials, Inc.	947	589,659
Titan America SA (A)	3,035	50,017
United States Lime & Minerals, Inc.	463	55,440
Vulcan Materials Company	2,071	590,691
		3,456,239
Containers and packaging – 0.2%
Amcor PLC	36,054	300,690
AptarGroup, Inc.	1,041	126,960
Ardagh Metal Packaging SA	9,920	40,672
Avery Dennison Corp.	1,216	221,166
Ball Corp.	4,285	226,976
Crown Holdings, Inc.	1,818	187,199
Graphic Packaging Holding Company	4,585	69,050
Greif, Inc., Class A	448	30,330
International Paper Company	8,303	327,055
Myers Industries, Inc.	675	12,636
O-I Glass, Inc. (A)	2,484	36,664
Packaging Corp. of America	1,403	289,341
Ranpak Holdings Corp. (A)	1,620	8,764
Sealed Air Corp.	2,317	95,993
Silgan Holdings, Inc.	1,708	68,952
Smurfit WestRock PLC	8,157	315,431
Sonoco Products Company	1,515	66,115
TriMas Corp.	646	22,901
		2,446,895
Metals and mining – 0.7%
Alcoa Corp.	4,066	216,067
Alpha Metallurgical Resources, Inc. (A)	207	41,375
American Battery Technology Company (A)	2,112	7,054
Aura Minerals, Inc.	1,344	67,758
Caledonia Mining Corp. PLC	382	9,997
Century Aluminum Company (A)	1,485	58,182
Cleveland-Cliffs, Inc. (A)	8,992	119,414
Coeur Mining, Inc. (A)	10,140	180,796
Commercial Metals Company	1,763	122,035
Compass Minerals International, Inc. (A)	694	13,630
Dakota Gold Corp. (A)	2,227	12,649
Ferroglobe PLC	3,120	14,477
Freeport-McMoRan, Inc.	22,581	1,146,889
Hecla Mining Company	10,571	202,857
Hycroft Mining Holding Corp., Class A (A)	1,345	31,971
Idaho Strategic Resources, Inc. (A)	246	9,914
Inno Holdings, Inc. (A)	85	97
Ivanhoe Electric, Inc. (A)	2,406	38,448
Kaiser Aluminum Corp.	266	30,553
Materion Corp.	331	41,150
McEwen, Inc. (A)	909	16,826
Metallus, Inc. (A)	758	13,007
MP Materials Corp. (A)	2,790	140,951
Newmont Corp.	17,296	1,727,006
NioCorp Developments, Ltd. (A)	2,004	10,621
Nucor Corp.	3,609	588,664
Olympic Steel, Inc.	216	9,242
Pan American Silver Corp. (A)	7,232	3,580
Perpetua Resources Corp. (A)	1,710	41,399
Ramaco Resources, Inc., Class A (A)	939	16,902
ReElement Technologies Corp. (A)(B)	354	0
Reliance, Inc.	826	238,607
Royal Gold, Inc.	1,326	294,757
Ryerson Holding Corp.	579	14,568
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Southern Copper Corp.	12,894	$1,849,902
Steel Dynamics, Inc.	2,307	390,921
SunCoke Energy, Inc.	1,488	10,714
United States Antimony Corp. (A)	2,260	11,345
US Gold Corp. (A)	297	5,765
USA Rare Earth, Inc. (A)(C)	2,103	25,026
Warrior Met Coal, Inc.	837	73,798
Worthington Steel, Inc.	864	29,912
		7,878,826
Paper and forest products – 0.0%
Clearwater Paper Corp. (A)	286	4,976
Louisiana-Pacific Corp.	1,094	88,351
Magnera Corp. (A)	606	9,175
Sylvamo Corp.	642	30,912
		133,414
		24,942,510
Real estate – 2.1%
Diversified REITs – 0.0%
Alexander & Baldwin, Inc.	1,375	28,380
American Assets Trust, Inc.	1,102	20,861
Armada Hoffler Properties, Inc.	1,559	10,321
Broadstone Net Lease, Inc.	2,946	51,172
CTO Realty Growth, Inc.	614	11,304
Essential Properties Realty Trust, Inc.	3,016	89,455
Gladstone Commercial Corp.	1,021	10,894
Global Net Lease, Inc.	3,972	34,159
WP Carey, Inc.	3,438	221,270
		477,816
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	2,728	133,508
American Healthcare REIT, Inc.	2,928	137,792
CareTrust REIT, Inc.	3,496	126,415
Community Healthcare Trust, Inc.	567	9,310
Diversified Healthcare Trust	4,111	19,938
Global Medical REIT, Inc.	245	8,266
Healthcare Realty Trust, Inc.	5,558	94,208
Healthpeak Properties, Inc.	10,899	175,256
LTC Properties, Inc.	746	25,647
Medical Properties Trust, Inc.	9,606	48,030
National Health Investors, Inc.	774	59,110
Omega Healthcare Investors, Inc.	4,628	205,206
Sabra Health Care REIT, Inc.	3,716	70,381
Sila Realty Trust, Inc.	914	21,305
Universal Health Realty Income Trust	351	13,763
Ventas, Inc.	7,155	553,654
Welltower, Inc.	10,514	1,951,504
		3,653,293
Hotel and resort REITs – 0.0%
Apple Hospitality REIT, Inc.	3,340	39,579
DiamondRock Hospitality Company	3,339	29,917
Host Hotels & Resorts, Inc.	10,600	187,938
Park Hotels & Resorts, Inc.	3,111	32,541
Pebblebrook Hotel Trust	1,844	20,874
RLJ Lodging Trust	2,276	16,956
Ryman Hospitality Properties, Inc.	965	91,308
Service Properties Trust	3,182	5,855
Summit Hotel Properties, Inc.	2,167	10,553
Sunstone Hotel Investors, Inc.	3,146	28,125
Xenia Hotels & Resorts, Inc.	1,512	21,380
		485,026
Industrial REITs – 0.3%
Americold Realty Trust, Inc.	4,532	58,282
EastGroup Properties, Inc.	830	147,856

The accompanying notes are an integral part of the financial statements.	166

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial REITs (continued)
First Industrial Realty Trust, Inc.	2,073	$118,721
Innovative Industrial Properties, Inc.	447	21,170
Lineage, Inc.	3,643	127,505
LXP Industrial Trust	948	47,002
One Liberty Properties, Inc.	365	7,406
Plymouth Industrial REIT, Inc.	898	19,648
Prologis, Inc.	14,613	1,865,496
Rexford Industrial Realty, Inc.	3,676	142,335
STAG Industrial, Inc.	2,932	107,780
Terreno Realty Corp.	1,635	95,991
		2,759,192
Office REITs – 0.1%
Brandywine Realty Trust	3,321	9,697
BXP, Inc.	2,474	166,946
City Office REIT, Inc.	1,223	8,549
COPT Defense Properties	1,793	49,845
Cousins Properties, Inc.	2,667	68,755
Douglas Emmett, Inc.	2,655	29,178
Easterly Government Properties, Inc.	714	15,130
Empire State Realty Trust, Inc., Class A	2,731	17,806
Highwoods Properties, Inc.	1,692	43,687
Hudson Pacific Properties, Inc. (A)	901	9,758
JBG SMITH Properties	1,038	17,656
Kilroy Realty Corp.	1,841	68,798
NET Lease Office Properties	303	7,814
New York REIT Liquidating LLC (A)(B)	457	834
Peakstone Realty Trust	594	8,524
Piedmont Realty Trust, Inc.	2,274	18,965
Postal Realty Trust, Inc., Class A	397	6,408
SL Green Realty Corp.	1,131	51,879
Vornado Realty Trust	3,019	100,472
		700,701
Real estate management and development – 0.2%
Anywhere Real Estate, Inc. (A)	1,825	25,842
CBRE Group, Inc., Class A (A)	4,676	751,854
Compass, Inc., Class A (A)	8,316	87,900
CoStar Group, Inc. (A)	6,668	448,356
Cushman & Wakefield, Ltd. (A)	3,657	59,207
eXp World Holdings, Inc.	2,635	23,847
Forestar Group, Inc. (A)	910	22,413
FRP Holdings, Inc. (A)	319	7,270
Howard Hughes Holdings, Inc. (A)	940	74,984
Jones Lang LaSalle, Inc. (A)	740	248,988
Kennedy-Wilson Holdings, Inc.	2,501	24,185
Marcus & Millichap, Inc.	803	21,914
Maui Land & Pineapple Company, Inc. (A)	329	5,573
Newmark Group, Inc., Class A	2,473	42,882
Offerpad Solutions, Inc. (A)	818	990
Opendoor Technologies, Inc. (A)	11,595	67,599
Tejon Ranch Company (A)	469	7,396
The Real Brokerage, Inc. (A)	3,503	12,786
The RMR Group, Inc., Class A	466	6,943
The St. Joe Company	946	56,164
Zillow Group, Inc., Class A (A)	937	63,932
Zillow Group, Inc., Class C (A)	2,801	191,084
		2,252,109
Residential REITs – 0.2%
American Homes 4 Rent, Class A	5,826	187,015
Apartment Investment and Management Company, Class A	2,640	15,682
AvalonBay Communities, Inc.	2,228	403,959
Camden Property Trust	1,654	182,072
Centerspace	315	21,017
Elme Communities	1,384	24,082
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Equity LifeStyle Properties, Inc.	3,028	$183,527
Equity Residential	5,999	378,177
Essex Property Trust, Inc.	1,007	263,512
Independence Realty Trust, Inc.	3,607	63,050
Invitation Homes, Inc.	9,611	267,090
Mid-America Apartment Communities, Inc.	1,823	253,233
NexPoint Residential Trust, Inc.	604	18,180
Sun Communities, Inc.	1,967	243,731
UDR, Inc.	5,149	188,865
UMH Properties, Inc.	1,611	25,631
Veris Residential, Inc.	1,753	26,085
		2,744,908
Retail REITs – 0.3%
Acadia Realty Trust	2,065	42,415
Agree Realty Corp.	1,690	121,731
Alexander's, Inc.	95	20,704
Brixmor Property Group, Inc.	4,755	124,676
CBL & Associates Properties, Inc.	551	20,387
Curbline Properties Corp.	1,720	39,921
Federal Realty Investment Trust	1,319	132,955
FrontView REIT, Inc.	456	6,731
Getty Realty Corp.	961	26,303
InvenTrust Properties Corp.	1,311	36,983
Kimco Realty Corp.	10,514	213,119
Kite Realty Group Trust	3,480	83,416
NETSTREIT Corp.	1,393	24,573
NNN REIT, Inc.	2,901	114,967
Phillips Edison & Company, Inc.	2,038	72,492
Realty Income Corp.	14,309	806,598
Regency Centers Corp.	2,816	194,388
Saul Centers, Inc.	391	12,328
Simon Property Group, Inc.	5,129	949,429
SITE Centers Corp.	1,310	8,410
Tanger, Inc.	1,779	59,365
The Macerich Company	4,021	74,228
Urban Edge Properties	2,109	40,472
Whitestone REIT	1,112	15,446
		3,242,037
Specialized REITs – 0.7%
American Tower Corp.	7,365	1,293,073
Crown Castle, Inc.	6,855	609,204
CubeSmart	3,548	127,905
Digital Realty Trust, Inc.	5,368	830,483
EPR Properties	1,150	57,385
Equinix, Inc.	1,539	1,179,120
Extra Space Storage, Inc.	3,338	434,674
Farmland Partners, Inc.	841	8,149
Four Corners Property Trust, Inc.	1,939	44,713
Gaming and Leisure Properties, Inc.	4,426	197,798
Gladstone Land Corp.	889	8,134
Iron Mountain, Inc.	4,646	385,386
Lamar Advertising Company, Class A	1,358	171,896
Millrose Properties, Inc., Class A	2,434	72,704
National Storage Affiliates Trust	1,166	32,893
Outfront Media, Inc.	2,641	63,648
PotlatchDeltic Corp.	1,261	50,163
Public Storage	2,761	716,480
Rayonier, Inc.	2,452	53,086
Safehold, Inc.	1,364	18,673
SBA Communications Corp.	1,682	325,349
Smartstop Self Storage REIT, Inc.	869	26,887
VICI Properties, Inc.	16,564	465,780

The accompanying notes are an integral part of the financial statements.	167

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Weyerhaeuser Company	11,416	$270,445
		7,444,028
		23,759,110
Utilities – 2.1%
Electric utilities – 1.3%
Alliant Energy Corp.	4,015	261,015
American Electric Power Company, Inc.	8,412	969,988
Constellation Energy Corp.	4,915	1,736,322
Duke Energy Corp.	12,256	1,436,526
Edison International	6,053	363,301
Entergy Corp.	7,000	647,010
Evergy, Inc.	3,572	258,934
Eversource Energy	5,855	394,217
Exelon Corp.	15,900	693,081
FirstEnergy Corp.	9,023	403,960
Genie Energy, Ltd., B Shares	416	5,732
Hawaiian Electric Industries, Inc. (A)	2,762	33,973
IDACORP, Inc.	848	107,323
MGE Energy, Inc.	620	48,620
NextEra Energy, Inc.	32,414	2,602,196
NRG Energy, Inc.	3,043	484,567
OGE Energy Corp.	3,303	141,038
Oklo, Inc. (A)	2,459	176,458
Otter Tail Corp.	687	55,516
PG&E Corp.	34,497	554,367
Pinnacle West Capital Corp.	1,848	163,918
Portland General Electric Company	1,703	81,727
PPL Corp.	11,625	407,108
The Southern Company	17,313	1,509,694
TXNM Energy, Inc.	1,632	96,092
Xcel Energy, Inc.	9,306	687,341
		14,320,024
Gas utilities – 0.1%
Atmos Energy Corp.	2,511	420,919
Chesapeake Utilities Corp.	396	49,405
MDU Resources Group, Inc.	3,206	62,581
National Fuel Gas Company	1,420	113,685
New Jersey Resources Corp.	1,688	77,851
Northwest Natural Holding Company	730	34,120
ONE Gas, Inc.	949	73,310
Southwest Gas Holdings, Inc.	1,150	92,023
Spire, Inc.	927	76,663
UGI Corp.	3,357	125,653
		1,126,210
Independent power and renewable electricity producers – 0.1%
Clearway Energy, Inc., Class A	642	20,172
Clearway Energy, Inc., Class C	1,297	43,138
Hallador Energy Company (A)	723	13,766
Ormat Technologies, Inc.	962	106,272
Talen Energy Corp. (A)	719	269,510
The AES Corp.	11,197	160,565
Vistra Corp.	5,327	859,405
		1,472,828
Multi-utilities – 0.5%
Ameren Corp.	4,255	424,904
Avista Corp.	1,304	50,256
Black Hills Corp.	1,144	79,416
CenterPoint Energy, Inc.	10,232	392,295
CMS Energy Corp.	4,650	325,175
Consolidated Edison, Inc.	5,681	564,237
Dominion Energy, Inc.	13,486	790,145
DTE Energy Company	3,249	419,056
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
NiSource, Inc.	7,341	$306,560
Northwestern Energy Group, Inc.	1,003	64,734
Public Service Enterprise Group, Inc.	7,866	631,640
Sempra	10,283	907,886
Unitil Corp.	266	12,885
WEC Energy Group, Inc.	5,054	532,995
		5,502,184
Water utilities – 0.1%
American States Water Company	646	46,822
American Water Works Company, Inc.	3,195	416,948
California Water Service Group	1,044	45,237
Essential Utilities, Inc.	4,498	172,543
H2O America	592	29,002
Middlesex Water Company	294	14,823
The York Water Company	250	7,960
		733,335
		23,154,581
TOTAL COMMON STOCKS (Cost $417,863,389)		$1,105,840,669
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Broadline retail – 0.0%
QVC Group, Inc., 8.000%	260	946
Financials – 0.0%
Capital markets – 0.0%
CGrowth Capital, Inc. (A)(B)	110	427
TOTAL PREFERRED SECURITIES (Cost $71,941)		$1,373
RIGHTS – 0.0%
Gen Digital, Inc. (Expiration Date: 4-17-27) (A)(D)	188	829
TOTAL RIGHTS (Cost $733)		$829
WARRANTS – 0.0%
Bed Bath & Beyond, Inc. (Expiration Date: 10-7-26; Strike Price: $15.50) (A)	99	65
DeFi Development Corp. (Expiration Date: 1-21-28; Strike Price: $22.50) (A)	35	53
GameStop Corp. (Expiration Date: 10-30-26; Strike Price: $32.00) (A)	711	2,140
M-Tron Industries, Inc. (Expiration Date: 3-11-28; Strike Price: $47.50) (A)(B)	46	46
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	77	14
Opendoor Technologies, Inc. (Expiration Date: 11-20-26; Strike Price: $13.00) (A)	390	203
Opendoor Technologies, Inc. (Expiration Date: 11-20-26; Strike Price: $17.00) (A)	390	156
Opendoor Technologies, Inc. (Expiration Date: 11-20-26; Strike Price: $9.00) (A)	390	351
TOTAL WARRANTS (Cost $0)		$3,028

The accompanying notes are an integral part of the financial statements.	168

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.9%
Short-term funds – 2.9%
John Hancock Collateral Trust, 3.7477% (E)(F)	3,345,854	$33,472,592
TOTAL SHORT-TERM INVESTMENTS (Cost $33,470,890)		$33,472,592
Total Investments (Total Stock Market Index Trust) (Cost $451,406,953) – 100.3%		$1,139,318,491
Other assets and liabilities, net – (0.3%)		(3,738,783)
TOTAL NET ASSETS – 100.0%		$1,135,579,708
Total Stock Market Index Trust (continued)
Security Abbreviations and Legend
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	All or a portion of this security is on loan as of 12-31-25.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 12-31-25.
(F)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,108,778.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	19	Long	Mar 2026	$2,462,702	$2,373,100	$(89,602)
S&P 500 E-Mini Index Futures	75	Long	Mar 2026	26,020,207	25,846,874	(173,333)
S&P Mid 400 E-Mini Index Futures	3	Long	Mar 2026	1,021,776	997,560	(24,216)
						$(287,151)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
U.S. Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.1%
Communication services – 10.3%
Interactive media and services – 10.3%
Alphabet, Inc., Class A	171,525	$53,687,325
Meta Platforms, Inc., Class A	34,431	22,727,559
		76,414,884
Consumer discretionary – 13.2%
Automobiles – 3.0%
Tesla, Inc. (A)	49,453	22,240,003
Broadline retail – 6.0%
Amazon.com, Inc. (A)	192,042	44,327,134
Distributors – 0.9%
Pool Corp.	29,514	6,751,328
Hotels, restaurants and leisure – 2.8%
Booking Holdings, Inc.	2,418	12,949,188
DoorDash, Inc., Class A (A)	35,828	8,114,325
		21,063,513
Specialty retail – 0.5%
Chewy, Inc., Class A (A)	106,035	3,504,457
		97,886,435
Consumer staples – 2.1%
Beverages – 1.2%
Monster Beverage Corp. (A)	113,168	8,676,591
Consumer staples distribution and retail – 0.9%
U.S. Foods Holding Corp. (A)	91,786	6,913,322
		15,589,913
Energy – 2.1%
Oil, gas and consumable fuels – 2.1%
Targa Resources Corp.	45,506	8,395,857
The Williams Companies, Inc.	117,619	7,070,078
		15,465,935
U.S. Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 9.5%
Capital markets – 4.5%
Evercore, Inc., Class A	27,674	$9,416,079
Interactive Brokers Group, Inc., Class A	118,941	7,649,096
KKR & Company, Inc.	65,373	8,333,750
Nasdaq, Inc.	83,078	8,069,366
		33,468,291
Consumer finance – 1.2%
American Express Company	24,321	8,997,554
Financial services – 3.8%
Mastercard, Inc., Class A	49,690	28,367,027
		70,832,872
Health care – 7.6%
Biotechnology – 3.0%
AbbVie, Inc.	76,275	17,428,075
United Therapeutics Corp. (A)	10,337	5,036,703
		22,464,778
Health care providers and services – 0.9%
Cencora, Inc.	20,643	6,972,173
Pharmaceuticals – 3.7%
Eli Lilly & Company	25,319	27,209,823
		56,646,774
Industrials – 2.3%
Air freight and logistics – 1.1%
CH Robinson Worldwide, Inc.	53,818	8,651,782
Trading companies and distributors – 1.2%
WESCO International, Inc.	35,936	8,791,383
		17,443,165

The accompanying notes are an integral part of the financial statements.	169

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

U.S. Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 49.2%
Electronic equipment, instruments and components – 2.8%
Flex, Ltd. (A)	86,738	$5,240,710
Jabil, Inc.	29,123	6,640,626
Trimble, Inc. (A)	111,839	8,762,586
		20,643,922
Semiconductors and semiconductor equipment – 23.3%
Advanced Micro Devices, Inc. (A)	47,947	10,268,330
Analog Devices, Inc.	21,430	5,811,816
Applied Materials, Inc.	15,660	4,024,463
Broadcom, Inc.	105,052	36,358,497
KLA Corp.	5,005	6,081,475
NVIDIA Corp.	553,243	103,179,819
NXP Semiconductors NV	36,701	7,966,319
		173,690,719
Software – 13.5%
AppLovin Corp., Class A (A)	12,592	8,484,741
Microsoft Corp.	174,851	84,561,441
Palantir Technologies, Inc., Class A (A)	41,424	7,363,116
		100,409,298
Technology hardware, storage and peripherals – 9.6%
Apple, Inc.	263,479	71,629,401
		366,373,340
Real estate – 1.8%
Health care REITs – 1.8%
Welltower, Inc.	72,186	13,398,443
TOTAL COMMON STOCKS (Cost $557,001,538)		$730,051,761
EXCHANGE-TRADED FUNDS – 1.4%
iShares Russell 1000 Growth ETF	22,518	10,657,769
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,592,136)		$10,657,769
SHORT-TERM INVESTMENTS – 0.5%
Short-term funds – 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.7239% (B)	3,921,368	3,921,368
TOTAL SHORT-TERM INVESTMENTS (Cost $3,921,368)		$3,921,368
Total Investments (U.S. Growth Trust) (Cost $571,515,042) – 100.0%		$744,630,898
Other assets and liabilities, net – (0.0%)		(175,588)
TOTAL NET ASSETS – 100.0%		$744,455,310
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-25.
The accompanying notes are an integral part of the financial statements.	170

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets on 12-31-25:
Equity Income Trust
United States	89.7%
France	2.3%
Ireland	1.6%
South Korea	1.5%
Germany	1.4%
Switzerland	1.4%
Canada	1.3%
Other countries	0.8%
TOTAL	100.0%
Financial Industries Trust
United States	80.7%
Netherlands	3.1%
United Kingdom	3.1%
Spain	2.8%
Puerto Rico	2.8%
Ireland	2.6%
Japan	2.1%
Switzerland	1.5%
Germany	1.3%
TOTAL	100.0%
Fundamental Large Cap Value Trust
United States	83.7%
France	4.2%
United Kingdom	3.5%
South Korea	2.1%
Canada	1.5%
Belgium	1.3%
Taiwan	1.2%
Switzerland	1.0%
Other countries	1.5%
TOTAL	100.0%
Health Sciences Trust
United States	88.2%
Netherlands	4.2%
United Kingdom	3.3%
Denmark	1.9%
Other countries	2.4%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	64.7%
Japan	7.5%
United Kingdom	5.1%
Switzerland	3.6%
France	3.5%
Germany	3.3%
Australia	2.1%
Netherlands	1.8%
Spain	1.3%
Sweden	1.3%
Other countries	5.8%
TOTAL	100.0%

The following portfolios had the following sector composition as a percentage of net assets on 12-31-25:
Disciplined Value Emerging Markets Equity Trust
Financials	23.6%
Communication services	19.1%
Information technology	18.1%
Consumer discretionary	12.1%
Industrials	6.1%
Health care	4.6%
Materials	4.4%
Consumer staples	4.2%
Energy	3.8%
Utilities	0.1%
Short-term investments and other	3.9%
TOTAL	100.0%
Disciplined Value International Trust
Financials	25.2%
Industrials	18.2%
Health care	12.1%
Materials	10.4%
Information technology	6.9%
Consumer staples	6.6%
Communication services	6.3%
Consumer discretionary	5.9%
Energy	3.7%
Utilities	2.1%
Short-term investments and other	2.6%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	171

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Global Equity Trust
Financials	24.7%
Industrials	16.8%
Information technology	10.5%
Health care	9.5%
Consumer discretionary	9.3%
Materials	8.4%
Communication services	5.4%
Consumer staples	5.3%
Energy	4.6%
Utilities	3.6%
Real estate	1.0%
Short-term investments and other	0.9%
TOTAL	100.0%
International Equity Index Trust
Financials	24.8%
Information technology	14.5%
Industrials	14.5%
Consumer discretionary	9.8%
Health care	7.8%
Materials	6.8%
Consumer staples	5.9%
Communication services	5.5%
Energy	4.3%
Utilities	3.1%
Real estate	1.4%
Short-term investments and other	1.6%
TOTAL	100.0%
International Small Company Trust
Industrials	24.0%
Materials	14.6%
Financials	13.5%
Consumer discretionary	12.3%
Information technology	7.3%
Health care	5.5%
Consumer staples	5.3%
Energy	4.7%
Real estate	4.5%
Communication services	3.8%
Utilities	3.4%
Short-term investments and other	1.1%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	172

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2025

Assets	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Unaffiliated investments, at value (including securities loaned)	$11,990,744,488	$1,221,811,478	$206,849,099	$1,098,571,337
Affiliated investments, at value	242,620,997	—	—	—
Total investments, at value	12,233,365,485	1,221,811,478	206,849,099	1,098,571,337
Cash	1,620,325	—	—	—
Collateral held at broker for futures contracts	18,652,000	—	—	—
Dividends and interest receivable	6,616,128	—	—	—
Receivable for fund shares sold	—	232,036	—	572,516
Receivable for investments sold	—	529,847	498,609	—
Receivable for securities lending income	278	—	—	—
Receivable from affiliates	87,526	—	—	—
Other assets	293,963	43,606	7,487	33,262
Total assets	12,260,635,705	1,222,616,967	207,355,195	1,099,177,115
Liabilities
Payable for futures variation margin	2,021,628	—	—	—
Payable for investments purchased	—	—	—	536,784
Payable for fund shares repurchased	30,322,681	720,895	491,975	—
Payable to affiliates
Accounting and legal services fees	514,338	51,292	8,681	46,232
Trustees' fees	28,686	3,378	673	2,862
Other liabilities and accrued expenses	1,186,188	47,385	31,906	41,747
Total liabilities	34,073,521	822,950	533,235	627,625
Net assets	$12,226,562,184	$1,221,794,017	$206,821,960	$1,098,549,490
Net assets consist of
Paid-in capital	$3,510,552,789	$931,421,876	$144,643,196	$589,273,583
Total distributable earnings (loss)	8,716,009,395	290,372,141	62,178,764	509,275,907
Net assets	$12,226,562,184	$1,221,794,017	$206,821,960	$1,098,549,490
Unaffiliated investments, including repurchase agreements, at cost	$3,564,119,122	$1,034,195,067	$175,497,814	$724,585,775
Affiliated investments, at cost	$242,613,465	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$8,301,619,307	$422,251,728	$65,167,123	$419,510,031
Shares outstanding	119,230,954	40,794,611	4,093,533	20,534,617
Net asset value, offering price and redemption price per share	$69.63	$10.35	$15.92	$20.43
Series II
Net assets	$96,385,498	$694,603,305	$114,722,273	$587,737,754
Shares outstanding	1,385,193	67,043,630	7,266,722	29,444,697
Net asset value, offering price and redemption price per share	$69.58	$10.36	$15.79	$19.96
Series III
Net assets	—	$104,938,984	$26,932,564	$91,301,705
Shares outstanding	—	10,144,698	1,683,909	4,479,794
Net asset value, offering price and redemption price per share	—	$10.34	$15.99	$20.38
Series NAV
Net assets	$3,828,557,379	—	—	—
Shares outstanding	54,976,066	—	—	—
Net asset value, offering price and redemption price per share	$69.64	—	—	—
The accompanying notes are an integral part of the financial statements.	173

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2025

Assets	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Value Trust
Unaffiliated investments, at value (including securities loaned)	$1,002,564,328	—	$2,192,551,979	$489,715,527
Affiliated investments, at value	—	$388,235,761	—	3,180,226
Repurchase agreements, at value	—	—	—	647,000
Total investments, at value	1,002,564,328	388,235,761	2,192,551,979	493,542,753
Cash	—	—	1,094,719	1,885,903
Foreign currency, at value	—	—	—	214,897
Dividends and interest receivable	—	—	369,005	1,510,698
Receivable for fund shares sold	—	—	—	27,779
Receivable for investments sold	1,474,567	3,374,330	—	101,213
Receivable for securities lending income	—	—	11	1,327
Other assets	33,236	13,930	66,675	16,167
Total assets	1,004,072,131	391,624,021	2,194,082,389	497,300,737
Liabilities
Written options, at value	—	—	—	1,268,860
Payable for investments purchased	—	—	15,284	1,658,187
Payable for fund shares repurchased	1,443,585	3,361,025	480,183	246,190
Payable upon return of securities loaned	—	—	—	3,179,325
Payable to affiliates
Accounting and legal services fees	42,551	16,422	92,530	20,951
Trustees' fees	2,737	1,114	5,598	1,452
Other liabilities and accrued expenses	43,068	185,784	173,506	62,751
Total liabilities	1,531,941	3,564,345	767,101	6,437,716
Net assets	$1,002,540,190	$388,059,676	$2,193,315,288	$490,863,021
Net assets consist of
Paid-in capital	$587,740,264	$340,550,082	$927,170,564	$398,893,727
Total distributable earnings (loss)	414,799,926	47,509,594	1,266,144,724	91,969,294
Net assets	$1,002,540,190	$388,059,676	$2,193,315,288	$490,863,021
Unaffiliated investments, including repurchase agreements, at cost	$781,957,747	—	$1,187,310,435	$464,158,507
Affiliated investments, at cost	—	$322,189,863	—	$3,180,290
Foreign currency, at cost	—	—	—	$191,976
Premiums received on written options	—	—	—	$943,927
Securities loaned, at value	—	—	$136,540	$6,385,701
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$404,624,453	$153,974,919	$368,385,695	$10,807,515
Shares outstanding	21,350,666	8,329,984	10,703,594	900,744
Net asset value, offering price and redemption price per share	$18.95	$18.48	$34.42	$12.00
Series II
Net assets	$422,218,208	$207,397,737	$114,155,550	$223,975,526
Shares outstanding	22,464,937	11,225,326	3,690,361	18,859,632
Net asset value, offering price and redemption price per share	$18.79	$18.48	$30.93	$11.88
Series III
Net assets	$175,697,529	$26,687,020	—	—
Shares outstanding	9,303,057	1,452,507	—	—
Net asset value, offering price and redemption price per share	$18.89	$18.37	—	—
Series NAV
Net assets	—	—	$1,710,774,043	$256,079,980
Shares outstanding	—	—	49,385,369	21,448,145
Net asset value, offering price and redemption price per share	—	—	$34.64	$11.94
The accompanying notes are an integral part of the financial statements.	174

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2025

Assets	Disciplined Value Emerging Markets Equity Trust	Disciplined Value International Trust	Equity Income Trust	Financial Industries Trust
Unaffiliated investments, at value (including securities loaned)	$269,656,487	$341,595,458	$866,304,651	$138,369,658
Affiliated investments, at value	—	4,834,268	15,138,999	3,646,260
Total investments, at value	269,656,487	346,429,726	881,443,650	142,015,918
Cash	91	—	—	—
Foreign currency, at value	1,641,134	988,683	12,201	87
Collateral segregated at custodian for OTC derivative contracts	380,000	—	—	—
Dividends and interest receivable	654,545	945,913	1,842,506	196,546
Receivable for fund shares sold	256	31,939	177,346	—
Receivable for investments sold	—	—	—	22,826
Receivable for securities lending income	173	1,232	4,640	599
Other assets	7,932	9,439	44,958	5,130
Total assets	272,340,618	348,406,932	883,525,301	142,241,106
Liabilities
Swap contracts, at value	13,515	—	—	—
Due to custodian	—	387	—	22,826
Payable for investments purchased	1,353,554	119,159	1,771,225	—
Payable for fund shares repurchased	91,398	209,607	154,851	174,585
Payable upon return of securities loaned	—	4,834,143	15,139,100	2,379,931
Payable to affiliates
Accounting and legal services fees	11,517	14,140	35,637	5,648
Trustees' fees	818	988	3,227	503
Other liabilities and accrued expenses	113,105	76,444	100,873	31,847
Total liabilities	1,583,907	5,254,868	17,204,913	2,615,340
Net assets	$270,756,711	$343,152,064	$866,320,388	$139,625,766
Net assets consist of
Paid-in capital	$254,594,888	$251,343,448	$458,796,821	$92,272,530
Total distributable earnings (loss)	16,161,823	91,808,616	407,523,567	47,353,236
Net assets	$270,756,711	$343,152,064	$866,320,388	$139,625,766
Unaffiliated investments, including repurchase agreements, at cost	$242,720,812	$285,689,427	$693,964,785	$113,228,532
Affiliated investments, at cost	—	$4,834,144	$15,139,105	$3,646,285
Foreign currency, at cost	$1,609,929	$984,783	$12,225	$87
Securities loaned, at value	—	$4,594,751	$14,724,564	$2,326,331
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$6,516,192	$83,419,507	$212,368,539	$87,791,834
Shares outstanding	531,034	4,638,948	16,125,672	5,874,667
Net asset value, offering price and redemption price per share	$12.27	$17.98	$13.17	$14.94
Series II
Net assets	$23,350,598	$50,099,580	$97,375,944	$18,542,770
Shares outstanding	1,903,717	2,791,887	7,484,967	1,259,528
Net asset value, offering price and redemption price per share	$12.27	$17.94	$13.01	$14.72
Series NAV
Net assets	$240,889,921	$209,632,977	$556,575,905	$33,291,162
Shares outstanding	19,663,966	11,785,791	42,735,638	2,239,277
Net asset value, offering price and redemption price per share	$12.25	$17.79	$13.02	$14.87
The accompanying notes are an integral part of the financial statements.	175

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2025

Assets	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Equity Trust	Health Sciences Trust
Unaffiliated investments, at value (including securities loaned)	$2,534,951,189	$806,063,572	$300,904,411	$245,509,240
Affiliated investments, at value	34,359,483	31,531,614	—	—
Total investments, at value	2,569,310,672	837,595,186	300,904,411	245,509,240
Foreign currency, at value	27	—	1,087,640	395
Dividends and interest receivable	1,509,933	952,909	526,281	140,218
Receivable for fund shares sold	57,729	—	—	—
Receivable for investments sold	—	—	—	674,999
Other assets	77,226	26,282	12,137	9,543
Total assets	2,570,955,587	838,574,377	302,530,469	246,334,395
Liabilities
Payable for investments purchased	—	—	—	76,130
Payable for fund shares repurchased	1,178,716	624,009	1,774,670	68,872
Payable to affiliates
Accounting and legal services fees	109,190	35,070	12,765	10,254
Trustees' fees	6,993	2,362	1,022	793
Other liabilities and accrued expenses	213,052	80,026	47,362	43,327
Total liabilities	1,507,951	741,467	1,835,819	199,376
Net assets	$2,569,447,636	$837,832,910	$300,694,650	$246,135,019
Net assets consist of
Paid-in capital	$1,410,297,461	$511,236,882	$217,489,816	$177,278,517
Total distributable earnings (loss)	1,159,150,175	326,596,028	83,204,834	68,856,502
Net assets	$2,569,447,636	$837,832,910	$300,694,650	$246,135,019
Unaffiliated investments, including repurchase agreements, at cost	$1,898,865,761	$593,643,842	$245,675,549	$196,997,460
Affiliated investments, at cost	$34,360,386	$31,531,363	—	—
Foreign currency, at cost	$27	—	$1,077,742	$379
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$137,846,100	$467,136,179	$219,783,311	$46,477,946
Shares outstanding	4,521,044	17,344,822	9,100,798	2,009,358
Net asset value, offering price and redemption price per share	$30.49	$26.93	$24.15	$23.13
Series II
Net assets	$43,774,176	$148,040,278	$20,485,968	$42,264,196
Shares outstanding	1,447,448	5,429,393	856,847	2,219,759
Net asset value, offering price and redemption price per share	$30.24	$27.27	$23.91	$19.04
Series NAV
Net assets	$2,387,827,360	$222,656,453	$60,425,371	$157,392,877
Shares outstanding	77,456,399	8,258,631	2,504,290	6,570,387
Net asset value, offering price and redemption price per share	$30.83	$26.96	$24.13	$23.95
The accompanying notes are an integral part of the financial statements.	176

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2025

Assets	International Equity Index Trust	International Small Company Trust	Lifestyle Balanced Portfolio	Lifestyle Conservative Portfolio
Unaffiliated investments, at value (including securities loaned)	$1,188,164,520	$112,747,533	—	—
Affiliated investments, at value	4,789,454	2,371,341	$998,822,277	$149,372,423
Total investments, at value	1,192,953,974	115,118,874	998,822,277	149,372,423
Cash	130,593	704,484	—	—
Foreign currency, at value	2,765,122	255,586	—	—
Collateral held at broker for futures contracts	822,042	27,701	—	—
Dividends and interest receivable	3,704,048	373,714	12,419	364
Receivable for fund shares sold	269,489	—	—	8,468
Receivable for investments sold	—	58,035	1,085,240	31,760
Receivable for securities lending income	19,092	2,504	—	—
Receivable from affiliates	11,073	—	—	112
Other assets	34,455	4,209	35,687	6,764
Total assets	1,200,709,888	116,545,107	999,955,623	149,419,891
Liabilities
Payable for futures variation margin	231,851	4,860	—	—
Foreign capital gains tax payable	2,936,850	—	—	—
Payable for fund shares repurchased	1,048,970	78,176	1,072,707	38,226
Payable upon return of securities loaned	2,619,745	2,369,403	—	—
Payable to affiliates
Accounting and legal services fees	49,664	4,671	42,379	6,375
Trustees' fees	3,080	433	2,813	569
Other liabilities and accrued expenses	315,209	65,397	40,055	17,400
Total liabilities	7,205,369	2,522,940	1,157,954	62,570
Net assets	$1,193,504,519	$114,022,167	$998,797,669	$149,357,321
Net assets consist of
Paid-in capital	$684,811,979	$96,294,342	$980,929,755	$166,820,160
Total distributable earnings (loss)	508,692,540	17,727,825	17,867,914	(17,462,839)
Net assets	$1,193,504,519	$114,022,167	$998,797,669	$149,357,321
Unaffiliated investments, including repurchase agreements, at cost	$690,327,139	$101,714,510	—	—
Affiliated investments, at cost	$3,768,673	$2,371,307	$1,017,433,785	$160,401,223
Foreign currency, at cost	$2,744,956	$255,511	—	—
Securities loaned, at value	$2,550,863	$2,235,118	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$402,735,123	$21,199,513	$36,093,417	$12,803,115
Shares outstanding	16,399,202	1,323,551	2,629,399	1,073,458
Net asset value, offering price and redemption price per share	$24.56	$16.02	$13.73	$11.93
Series II
Net assets	$19,798,278	$16,148,684	$730,010,120	$129,259,614
Shares outstanding	805,377	1,010,587	52,942,403	10,802,925
Net asset value, offering price and redemption price per share	$24.58	$15.98	$13.79	$11.97
Series NAV
Net assets	$770,971,118	$76,673,970	$232,694,132	$7,294,592
Shares outstanding	31,402,385	4,782,953	16,984,006	612,582
Net asset value, offering price and redemption price per share	$24.55	$16.03	$13.70	$11.91
The accompanying notes are an integral part of the financial statements.	177

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2025

Assets	Lifestyle Growth Portfolio	Lifestyle Moderate Portfolio	Mid Cap Growth Trust	Mid Cap Index Trust
Unaffiliated investments, at value (including securities loaned)	—	—	$618,275,298	$1,136,442,788
Affiliated investments, at value	$5,183,499,258	$270,241,512	3,302,510	41,460,269
Repurchase agreements, at value	—	—	11,500,000	—
Total investments, at value	5,183,499,258	270,241,512	633,077,808	1,177,903,057
Cash	120	—	76,794	310,607
Collateral held at broker for futures contracts	—	—	—	3,433,100
Dividends and interest receivable	6,619	—	137,287	1,307,919
Receivable for fund shares sold	87,361	18,945	149,252	16,206
Receivable for investments sold	2,234,592	—	—	—
Receivable for securities lending income	—	—	922	2,764
Receivable from affiliates	—	72	—	—
Other assets	191,438	11,211	22,743	41,870
Total assets	5,186,019,388	270,271,740	633,464,806	1,183,015,523
Liabilities
Payable for futures variation margin	—	—	—	478,238
Payable for investments purchased	—	13,434	—	2,658,586
Payable for fund shares repurchased	2,252,442	2,164	51,497	1,628,890
Payable upon return of securities loaned	—	—	3,303,050	3,281,253
Payable to affiliates
Accounting and legal services fees	219,945	11,481	26,613	49,299
Trustees' fees	14,169	887	1,845	3,452
Other liabilities and accrued expenses	161,141	19,884	67,669	109,884
Total liabilities	2,647,697	47,850	3,450,674	8,209,602
Net assets	$5,183,371,691	$270,223,890	$630,014,132	$1,174,805,921
Net assets consist of
Paid-in capital	$4,736,509,611	$277,181,551	$541,067,431	$795,008,572
Total distributable earnings (loss)	446,862,080	(6,957,661)	88,946,701	379,797,349
Net assets	$5,183,371,691	$270,223,890	$630,014,132	$1,174,805,921
Unaffiliated investments, including repurchase agreements, at cost	—	—	$543,196,970	$846,465,126
Affiliated investments, at cost	$5,166,499,813	$282,137,253	$3,302,510	$41,458,459
Securities loaned, at value	—	—	$3,227,788	$3,214,367
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$196,839,947	$11,935,101	$134,187,477	$807,743,882
Shares outstanding	13,561,158	913,802	11,708,338	38,697,025
Net asset value, offering price and redemption price per share	$14.51	$13.06	$11.46	$20.87
Series II
Net assets	$4,254,928,639	$207,008,330	$57,745,056	$48,803,168
Shares outstanding	292,230,489	15,780,062	6,473,514	2,361,516
Net asset value, offering price and redemption price per share	$14.56	$13.12	$8.92	$20.67
Series NAV
Net assets	$731,603,105	$51,280,459	$438,081,599	$318,258,871
Shares outstanding	50,462,612	3,929,785	36,356,843	15,246,679
Net asset value, offering price and redemption price per share	$14.50	$13.05	$12.05	$20.87
The accompanying notes are an integral part of the financial statements.	178

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2025

Assets	Mid Value Trust	Real Estate Securities Trust	Science & Technology Trust	Small Cap Core Trust
Unaffiliated investments, at value (including securities loaned)	$585,917,625	$293,948,490	$1,197,316,051	$286,021,556
Affiliated investments, at value	10,052,151	—	1,164,046	6,550,722
Total investments, at value	595,969,776	293,948,490	1,198,480,097	292,572,278
Cash	4,440	5,529	—	—
Foreign currency, at value	4,619	—	7,499	—
Dividends and interest receivable	771,624	1,053,610	227,828	197,731
Receivable for fund shares sold	53,175	122,635	—	21,468
Receivable for investments sold	—	—	4,482,328	318,844
Receivable for securities lending income	9,128	201	5,128	—
Other assets	20,340	11,569	30,922	14,539
Total assets	596,833,102	295,142,034	1,203,233,802	293,124,860
Liabilities
Due to custodian	—	—	494	—
Payable for investments purchased	455,207	426,971	20,733	154,939
Payable for fund shares repurchased	1,186,987	832	1,923,560	104,151
Payable upon return of securities loaned	9,912,525	—	1,164,224	—
Payable to affiliates
Accounting and legal services fees	24,721	12,428	52,272	12,099
Trustees' fees	1,813	954	2,921	1,226
Other liabilities and accrued expenses	66,081	44,420	123,372	77,061
Total liabilities	11,647,334	485,605	3,287,576	349,476
Net assets	$585,185,768	$294,656,429	$1,199,946,226	$292,775,384
Net assets consist of
Paid-in capital	$476,857,104	$256,813,443	$767,617,596	$276,857,225
Total distributable earnings (loss)	108,328,664	37,842,986	432,328,630	15,918,159
Net assets	$585,185,768	$294,656,429	$1,199,946,226	$292,775,384
Unaffiliated investments, including repurchase agreements, at cost	$516,325,402	$267,163,832	$1,056,145,064	$260,697,381
Affiliated investments, at cost	$10,052,336	—	$1,164,079	$6,550,638
Foreign currency, at cost	$4,594	—	$7,591	—
Securities loaned, at value	$22,189,564	—	$1,133,762	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$218,973,535	$43,149,478	$910,422,292	$104,567,571
Shares outstanding	23,407,400	2,135,297	36,147,259	8,500,068
Net asset value, offering price and redemption price per share	$9.35	$20.21	$25.19	$12.30
Series II
Net assets	$48,103,277	$20,093,463	$67,512,522	$15,500,271
Shares outstanding	5,134,176	995,836	3,431,677	1,276,995
Net asset value, offering price and redemption price per share	$9.37	$20.18	$19.67	$12.14
Series NAV
Net assets	$318,108,956	$231,413,488	$222,011,412	$172,707,542
Shares outstanding	34,484,505	11,551,108	8,362,095	14,141,808
Net asset value, offering price and redemption price per share	$9.22	$20.03	$26.55	$12.21
The accompanying notes are an integral part of the financial statements.	179

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2025

Assets	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Company Value Trust
Unaffiliated investments, at value (including securities loaned)	$533,923,590	$180,633,888	$262,352,351	$127,453,749
Affiliated investments, at value	32,545,813	11,475,949	4,275,486	648,753
Repurchase agreements, at value	—	—	2,400,000	—
Total investments, at value	566,469,403	192,109,837	269,027,837	128,102,502
Cash	15,404	—	95,880	393,492
Foreign currency, at value	—	—	9	—
Collateral held at broker for futures contracts	1,493,100	—	—	—
Dividends and interest receivable	551,173	167,478	109,616	162,654
Receivable for fund shares sold	146,241	—	19,186	—
Receivable for investments sold	311,523	86,635	—	—
Receivable for securities lending income	27,487	1,377	2,678	898
Other assets	18,996	5,679	9,956	4,972
Total assets	569,033,327	192,371,006	269,265,162	128,664,518
Liabilities
Payable for futures variation margin	151,883	—	—	—
Due to custodian	—	3,463	—	—
Payable for investments purchased	—	265,044	—	4,675
Payable for fund shares repurchased	316,417	89,680	12,385	98,611
Payable upon return of securities loaned	15,456,269	11,476,662	4,275,905	648,540
Payable to affiliates
Accounting and legal services fees	23,343	7,384	10,942	5,345
Trustees' fees	1,534	579	907	474
Other liabilities and accrued expenses	67,411	44,140	42,298	30,741
Total liabilities	16,016,857	11,886,952	4,342,437	788,386
Net assets	$553,016,470	$180,484,054	$264,922,725	$127,876,132
Net assets consist of
Paid-in capital	$381,472,244	$137,350,076	$234,540,328	$95,515,579
Total distributable earnings (loss)	171,544,226	43,133,978	30,382,397	32,360,553
Net assets	$553,016,470	$180,484,054	$264,922,725	$127,876,132
Unaffiliated investments, including repurchase agreements, at cost	$393,030,081	$156,686,180	$206,883,797	$103,544,557
Affiliated investments, at cost	$32,545,283	$11,476,167	$4,275,596	$648,753
Foreign currency, at cost	—	—	$9	—
Securities loaned, at value	$49,425,663	$12,357,782	$5,482,190	$633,494
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$361,221,336	$82,773,727	$35,064,444	$38,773,884
Shares outstanding	24,434,029	2,990,906	4,778,659	4,140,317
Net asset value, offering price and redemption price per share	$14.78	$27.68	$7.34	$9.36
Series II
Net assets	$23,668,237	$26,043,496	$17,269,366	$26,640,660
Shares outstanding	1,618,035	977,988	2,782,422	3,074,365
Net asset value, offering price and redemption price per share	$14.63	$26.63	$6.21	$8.67
Series NAV
Net assets	$168,126,897	$71,666,831	$212,588,915	$62,461,588
Shares outstanding	11,347,487	2,620,664	27,925,904	6,728,594
Net asset value, offering price and redemption price per share	$14.82	$27.35	$7.61	$9.28
The accompanying notes are an integral part of the financial statements.	180

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2025

Assets	Strategic Equity Allocation Trust	Total Stock Market Index Trust	U.S. Growth Trust
Unaffiliated investments, at value (including securities loaned)	$6,671,218,874	$1,105,845,899	$744,630,898
Affiliated investments, at value	254,359,216	33,472,592	—
Total investments, at value	6,925,578,090	1,139,318,491	744,630,898
Cash	—	1,837	—
Foreign currency, at value	3,489,829	102	—
Collateral held at broker for futures contracts	34,705,700	2,527,800	—
Dividends and interest receivable	16,245,786	688,122	135,300
Receivable for investments sold	166,264	10,478	—
Receivable for securities lending income	25,766	16,301	245
Other assets	253,510	29,800	19,686
Total assets	6,980,464,945	1,142,592,931	744,786,129
Liabilities
Payable for futures variation margin	1,525,053	262,466	—
Due to custodian	2,006,917	—	46
Payable for investments purchased	1,104,417	8,967	9,107
Payable for fund shares repurchased	3,306,397	4,480,538	212,044
Payable upon return of securities loaned	28,690,152	2,107,234	—
Payable to affiliates
Accounting and legal services fees	295,394	48,074	31,674
Trustees' fees	19,380	2,867	1,924
Other liabilities and accrued expenses	679,605	103,077	76,024
Total liabilities	37,627,315	7,013,223	330,819
Net assets	$6,942,837,630	$1,135,579,708	$744,455,310
Net assets consist of
Paid-in capital	$2,282,463,925	$358,124,857	$348,548,669
Total distributable earnings (loss)	4,660,373,705	777,454,851	395,906,641
Net assets	$6,942,837,630	$1,135,579,708	$744,455,310
Unaffiliated investments, including repurchase agreements, at cost	$2,876,118,967	$417,936,063	$571,515,042
Affiliated investments, at cost	$254,355,224	$33,470,890	—
Foreign currency, at cost	$3,469,781	$101	—
Securities loaned, at value	$25,992,378	$2,036,871	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	—	$570,096,647	$244,644,533
Shares outstanding	—	17,492,878	36,717,835
Net asset value, offering price and redemption price per share	—	$32.59	$6.66
Series II
Net assets	—	$50,222,421	$68,508,378
Shares outstanding	—	1,553,126	14,281,893
Net asset value, offering price and redemption price per share	—	$32.34	$4.80
Series NAV
Net assets	$6,942,837,630	$515,260,640	$431,302,399
Shares outstanding	370,265,618	15,808,670	63,539,197
Net asset value, offering price and redemption price per share	$18.75	$32.59	$6.79
The accompanying notes are an integral part of the financial statements.	181

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2025

Investment income	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Dividends from unaffiliated investments	$136,691,119	$26,340,991	$3,150,909	$2,557,538
Dividends from affiliated investments	10,659,275	—	—	—
Interest	927,164	—	—	—
Securities lending	160,418	—	—	—
Less foreign taxes withheld	(32,233)	—	—	—
Total investment income	148,405,743	26,340,991	3,150,909	2,557,538
Expenses
Investment management fees	51,822,649	—	—	—
Distribution and service fees	4,077,742	7,834,153	1,268,948	6,844,755
Accounting and legal services fees	1,932,555	206,252	34,454	179,534
Trustees' fees	307,471	32,813	5,634	28,984
Custodian fees	1,187,057	12,013	12,026	12,005
Printing and postage	435,928	55,400	74,945	49,783
Professional fees	332,937	49,312	22,332	45,417
Other	1,042,742	32,929	10,244	28,059
Total expenses	61,139,081	8,222,872	1,428,583	7,188,537
Less expense reductions	(28,854,971)	(519,429)	(107,065)	(610,454)
Net expenses	32,284,110	7,703,443	1,321,518	6,578,083
Net investment income (loss)	116,121,633	18,637,548	1,829,391	(4,020,545)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	247,837,244	25,590,077	6,929,429	63,122,171
Affiliated investments	92,578	—	—	—
Capital gain distributions received from unaffiliated investments	—	83,027,294	24,500,104	82,989,948
Futures contracts	26,180,720	—	—	—
	274,110,542	108,617,371	31,429,533	146,112,119
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,459,397,246	43,921,662	5,278,698	50,998,333
Affiliated investments	(83,388)	—	—	—
Futures contracts	10,344,548	—	—	—
	1,469,658,406	43,921,662	5,278,698	50,998,333
Net realized and unrealized gain (loss)	1,743,768,948	152,539,033	36,708,231	197,110,452
Increase in net assets from operations	$1,859,890,581	$171,176,581	$38,537,622	$193,089,907
The accompanying notes are an integral part of the financial statements.	182

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2025

Investment income	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Value Trust
Dividends from unaffiliated investments	$10,951,618	—	$10,208,095	$3,949,331
Dividends from affiliated investments	—	$5,702,653	—	—
Interest	—	—	388,436	8,589,061
Securities lending	—	—	4,291	7,104
Less foreign taxes withheld	—	—	(52,950)	(54,290)
Total investment income	10,951,618	5,702,653	10,547,872	12,491,206
Expenses
Investment management fees	—	—	14,945,800	4,011,182
Distribution and service fees	5,828,069	2,413,124	455,839	577,027
Accounting and legal services fees	167,377	63,893	357,936	83,519
Trustees' fees	26,813	10,022	58,529	13,226
Custodian fees	12,005	12,028	233,542	71,541
Printing and postage	50,757	60,047	166,369	33,326
Professional fees	43,366	176,977	92,910	74,098
Other	26,939	14,271	77,837	30,860
Total expenses	6,155,326	2,750,362	16,388,762	4,894,779
Less expense reductions	(375,273)	(133,681)	(781,183)	(239,416)
Net expenses	5,780,053	2,616,681	15,607,579	4,655,363
Net investment income (loss)	5,171,565	3,085,972	(5,059,707)	7,835,843
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	42,463,954	—	273,893,849	61,178,022
Affiliated investments	—	(3,331,260)	—	358
Capital gain distributions received from unaffiliated investments	160,299,317	—	—	—
Written options	—	—	—	480,484
	202,763,271	(3,331,260)	273,893,849	61,658,864
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(49,211,860)	—	89,178,644	(16,493,871)
Affiliated investments	—	86,182,360	—	(65)
Written options	—	—	—	(520,441)
	(49,211,860)	86,182,360	89,178,644	(17,014,377)
Net realized and unrealized gain (loss)	153,551,411	82,851,100	363,072,493	44,644,487
Increase in net assets from operations	$158,722,976	$85,937,072	$358,012,786	$52,480,330
The accompanying notes are an integral part of the financial statements.	183

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2025

Investment income	Disciplined Value Emerging Markets Equity Trust	Disciplined Value International Trust	Equity Income Trust	Financial Industries Trust
Dividends from unaffiliated investments	$9,174,329	$9,157,383	$22,473,476	$2,836,017
Interest	26,292	23,542	2,079	—
Dividends from affiliated investments	—	—	—	104,042
Securities lending	83,748	47,980	25,634	2,280
Other income	—	—	—	32
Less foreign taxes withheld	(777,950)	(885,324)	(442,332)	(67,811)
Total investment income	8,506,419	8,343,581	22,058,857	2,874,560
Expenses
Investment management fees	1,858,384	2,006,272	6,279,301	1,080,863
Distribution and service fees	59,126	153,752	348,297	85,776
Accounting and legal services fees	42,625	52,601	158,607	23,326
Trustees' fees	6,086	7,470	28,764	3,940
Custodian fees	211,794	115,186	114,910	29,044
Printing and postage	41,541	66,304	58,917	21,889
Professional fees	54,309	106,886	75,839	41,804
Other	41,006	23,206	52,289	23,568
Total expenses	2,314,871	2,531,677	7,116,924	1,310,210
Less expense reductions	(21,311)	(26,026)	(314,715)	(12,980)
Net expenses	2,293,560	2,505,651	6,802,209	1,297,230
Net investment income	6,212,859	5,837,930	15,256,648	1,577,330
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	32,279,107	31,149,814	231,490,357	20,667,232
Affiliated investments	633	(542)	(409)	542
Swap contracts	539,573	—	—	—
	32,819,313	31,149,272	231,489,948	20,667,774
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	28,855,108	62,826,445	(106,201,404)	(7,253,581)
Affiliated investments	61	128	(12)	9
Swap contracts	20,316	—	—	—
	28,875,485	62,826,573	(106,201,416)	(7,253,572)
Net realized and unrealized gain (loss)	61,694,798	93,975,845	125,288,532	13,414,202
Increase in net assets from operations	$67,907,657	$99,813,775	$140,545,180	$14,991,532
The accompanying notes are an integral part of the financial statements.	184

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2025

Investment income	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Equity Trust	Health Sciences Trust
Dividends from unaffiliated investments	$24,911,039	$13,901,418	$6,122,289	$1,588,308
Dividends from affiliated investments	853,940	559,407	—	—
Interest	—	—	—	6,926
Non-cash dividends	4,331,505	916,166	—	—
Less foreign taxes withheld	(333,659)	(354,155)	(383,679)	(27,815)
Total investment income	29,762,825	15,022,836	5,738,610	1,567,419
Expenses
Investment management fees	16,897,025	5,533,549	2,360,114	1,933,716
Distribution and service fees	176,435	595,897	160,601	122,686
Accounting and legal services fees	432,192	139,946	51,453	39,739
Trustees' fees	71,073	22,574	7,669	6,262
Custodian fees	294,901	107,129	94,666	39,225
Printing and postage	168,268	60,261	28,567	135,377
Professional fees	106,301	74,678	61,850	91,758
Other	83,364	34,499	28,027	19,788
Total expenses	18,229,559	6,568,533	2,792,947	2,388,551
Less expense reductions	(227,919)	(100,735)	(25,609)	(117,905)
Net expenses	18,001,640	6,467,798	2,767,338	2,270,646
Net investment income (loss)	11,761,185	8,555,038	2,971,272	(703,227)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	513,228,867	105,602,279	25,115,371	22,627,559
Affiliated investments	2,234	(640)	—	—
	513,231,101	105,601,639	25,115,371	22,627,559
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(412,524,514)	4,904,641	21,059,603	18,582,196
Affiliated investments	(473)	(163)	—	—
	(412,524,987)	4,904,478	21,059,603	18,582,196
Net realized and unrealized gain (loss)	100,706,114	110,506,117	46,174,974	41,209,755
Increase in net assets from operations	$112,467,299	$119,061,155	$49,146,246	$40,506,528
The accompanying notes are an integral part of the financial statements.	185

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2025

Investment income	International Equity Index Trust	International Small Company Trust	Lifestyle Balanced Portfolio	Lifestyle Conservative Portfolio
Dividends from unaffiliated investments	$31,064,606	$3,499,282	—	—
Interest	97,147	25,606	—	—
Dividends from affiliated investments	76,126	—	$28,172,291	$5,425,905
Securities lending	92,595	62,602	—	—
Less foreign taxes withheld	(3,190,096)	(328,259)	—	—
Total investment income	28,140,378	3,259,231	28,172,291	5,425,905
Expenses
Investment management fees	5,478,929	827,988	408,866	63,449
Distribution and service fees	225,931	44,857	1,835,907	336,623
Accounting and legal services fees	184,118	18,072	168,524	26,427
Trustees' fees	25,610	2,603	26,577	4,292
Custodian fees	469,564	98,106	21,752	21,740
Printing and postage	42,514	33,665	57,546	24,423
Professional fees	106,434	55,027	52,200	31,012
Other	531,579	23,040	31,866	13,469
Total expenses	7,064,679	1,103,358	2,603,238	521,435
Less expense reductions	(3,163,289)	(8,992)	(49,002)	(67,258)
Net expenses	3,901,390	1,094,366	2,554,236	454,177
Net investment income	24,238,988	2,164,865	25,618,055	4,971,728
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	4,068,085	6,151,769	—	—
Affiliated investments	30,429	85	(5,825,915)	(2,597,932)
Capital gain distributions received from affiliated investments	—	—	55,714,856	3,340,232
Futures contracts	7,716,466	136,565	—	—
	11,814,980	6,288,419	49,888,941	742,300
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	261,172,478	22,222,965	—	—
Affiliated investments	309,144	(152)	51,151,794	8,497,467
Futures contracts	398,649	38,796	—	—
	261,880,271	22,261,609	51,151,794	8,497,467
Net realized and unrealized gain (loss)	273,695,251	28,550,028	101,040,735	9,239,767
Increase in net assets from operations	$297,934,239	$30,714,893	$126,658,790	$14,211,495
The accompanying notes are an integral part of the financial statements.	186

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2025

Investment income	Lifestyle Growth Portfolio	Lifestyle Moderate Portfolio	Mid Cap Growth Trust	Mid Cap Index Trust
Dividends from affiliated investments	$117,926,096	$8,336,549	—	$1,060,584
Dividends from unaffiliated investments	—	—	$2,147,260	16,899,493
Interest	—	—	394,107	104,719
Securities lending	—	—	79,710	24,702
Less foreign taxes withheld	—	—	—	(12,897)
Total investment income	117,926,096	8,336,549	2,621,077	18,076,601
Expenses
Investment management fees	2,124,603	111,886	5,299,086	5,551,025
Distribution and service fees	10,632,072	523,529	219,681	541,214
Accounting and legal services fees	883,901	46,676	108,285	202,604
Trustees' fees	138,826	7,392	17,875	33,103
Custodian fees	21,862	21,753	81,005	141,484
Printing and postage	229,512	28,380	35,591	69,247
Professional fees	157,601	33,934	64,087	61,587
Other	122,655	15,923	32,915	52,826
Total expenses	14,311,032	789,473	5,858,525	6,653,090
Less expense reductions	(254,687)	(58,590)	(55,132)	(1,292,885)
Net expenses	14,056,345	730,883	5,803,393	5,360,205
Net investment income (loss)	103,869,751	7,605,666	(3,182,316)	12,716,396
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	437	—	83,279,109	84,999,588
Affiliated investments	53,636,642	(447,684)	(124)	(990)
Capital gain distributions received from affiliated investments	406,850,341	11,988,472	—	—
Futures contracts	—	—	—	33,460
	460,487,420	11,540,788	83,278,985	85,032,058
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	36	—	(41,651,141)	(19,599,964)
Affiliated investments	214,470,186	12,326,489	—	(645)
Futures contracts	—	—	—	659,995
	214,470,222	12,326,489	(41,651,141)	(18,940,614)
Net realized and unrealized gain (loss)	674,957,642	23,867,277	41,627,844	66,091,444
Increase in net assets from operations	$778,827,393	$31,472,943	$38,445,528	$78,807,840
The accompanying notes are an integral part of the financial statements.	187

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2025

Investment income	Mid Value Trust	Real Estate Securities Trust	Science & Technology Trust	Small Cap Core Trust
Dividends from unaffiliated investments	$13,499,830	$8,496,064	$6,040,029	$4,375,703
Interest	229,284	214	1,617	42,633
Dividends from affiliated investments	—	—	—	197,676
Securities lending	117,429	693	1,478,865	4,849
Less foreign taxes withheld	(110,119)	(2,085)	(31,966)	—
Total investment income	13,736,424	8,494,886	7,488,545	4,620,861
Expenses
Investment management fees	5,108,553	2,010,158	10,449,204	2,866,151
Distribution and service fees	236,015	76,297	576,479	94,683
Accounting and legal services fees	102,102	49,649	189,461	57,310
Trustees' fees	16,621	7,990	31,141	9,913
Custodian fees	76,982	42,285	133,987	46,933
Printing and postage	79,448	29,158	79,160	96,322
Professional fees	59,967	45,869	75,668	119,574
Other	32,163	20,914	46,625	25,184
Total expenses	5,711,851	2,282,320	11,581,725	3,316,070
Less expense reductions	(314,491)	(24,905)	(687,771)	(30,787)
Net expenses	5,397,360	2,257,415	10,893,954	3,285,283
Net investment income (loss)	8,339,064	6,237,471	(3,405,409)	1,335,578
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	32,675,402	7,171,405	299,993,315	(10,824,968)
Affiliated investments	(184)	328	144	(179)
Realized gain on investments not meeting investment restrictions	455,157	—	—	—
Futures contracts	—	—	—	4,329,218
	33,130,375	7,171,733	299,993,459	(6,495,929)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(8,551,530)	(11,768,635)	(59,873,450)	(10,234,695)
Affiliated investments	(421)	—	8	48
	(8,551,951)	(11,768,635)	(59,873,442)	(10,234,647)
Net realized and unrealized gain (loss)	24,578,424	(4,596,902)	240,120,017	(16,730,576)
Increase (decrease) in net assets from operations	$32,917,488	$1,640,569	$236,714,608	$(15,394,998)
The accompanying notes are an integral part of the financial statements.	188

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2025

Investment income	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Company Value Trust
Dividends from unaffiliated investments	$6,585,444	$3,323,018	$1,102,869	$1,923,035
Dividends from affiliated investments	608,402	—	—	—
Interest	69,766	32,559	131,828	254
Securities lending	388,864	9,201	24,832	13,740
Less foreign taxes withheld	(12,536)	(3,302)	—	(5,106)
Total investment income	7,639,940	3,361,476	1,259,529	1,931,923
Expenses
Investment management fees	2,526,583	1,225,312	2,676,780	1,292,793
Distribution and service fees	233,190	104,121	68,800	86,634
Accounting and legal services fees	89,459	28,717	45,786	21,130
Trustees' fees	14,204	4,620	7,878	3,510
Custodian fees	69,207	41,534	40,857	24,719
Printing and postage	41,588	106,748	25,993	21,500
Professional fees	56,795	69,575	66,854	58,207
Other	33,818	17,614	27,121	16,184
Total expenses	3,064,844	1,598,241	2,960,069	1,524,677
Less expense reductions	(312,941)	(14,576)	(22,977)	(90,213)
Net expenses	2,751,903	1,583,665	2,937,092	1,434,464
Net investment income (loss)	4,888,037	1,777,811	(1,677,563)	497,459
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	26,639,250	17,986,174	21,275,212	8,324,997
Affiliated investments	2,806	148	(741)	219
Futures contracts	1,304,719	—	—	—
	27,946,775	17,986,322	21,274,471	8,325,216
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	28,700,487	(4,380,065)	10,036,310	(263,989)
Affiliated investments	(902)	(222)	(54)	18
Futures contracts	54,628	—	—	—
	28,754,213	(4,380,287)	10,036,256	(263,971)
Net realized and unrealized gain (loss)	56,700,988	13,606,035	31,310,727	8,061,245
Increase in net assets from operations	$61,589,025	$15,383,846	$29,633,164	$8,558,704
The accompanying notes are an integral part of the financial statements.	189

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2025

Investment income	Strategic Equity Allocation Trust	Total Stock Market Index Trust	U.S. Growth Trust
Dividends from unaffiliated investments	$127,501,308	$12,635,901	$4,355,103
Dividends from affiliated investments	8,252,329	1,058,633	—
Interest	1,020,885	91,665	4,761
Securities lending	561,951	380,447	245
Less foreign taxes withheld	(6,409,431)	(2,691)	(33,143)
Total investment income	130,927,042	14,163,955	4,326,966
Expenses
Investment management fees	43,671,621	5,005,960	4,232,322
Distribution and service fees	—	399,524	278,211
Accounting and legal services fees	1,198,755	182,102	120,108
Trustees' fees	189,869	29,811	19,566
Custodian fees	1,079,279	126,016	84,343
Printing and postage	182,932	57,960	185,404
Professional fees	257,032	70,595	175,994
Other	233,174	46,346	32,622
Total expenses	46,812,662	5,918,314	5,128,570
Less expense reductions	(9,758,559)	(846,033)	(60,674)
Net expenses	37,054,103	5,072,281	5,067,896
Net investment income (loss)	93,872,939	9,091,674	(740,930)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	872,526,064	78,248,157	225,758,033
Affiliated investments	28,478	44	228
Futures contracts	19,928,432	2,261,210	—
	892,482,974	80,509,411	225,758,261
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	310,503,461	80,768,178	(91,945,534)
Affiliated investments	(15,793)	(1,946)	—
Futures contracts	7,155,563	611,764	—
	317,643,231	81,377,996	(91,945,534)
Net realized and unrealized gain (loss)	1,210,126,205	161,887,407	133,812,727
Increase in net assets from operations	$1,303,999,144	$170,979,081	$133,071,797
The accompanying notes are an integral part of the financial statements.	190

John Hancock Variable Insurance Trust
Statements of changes in net assets

	500 Index Trust		American Asset Allocation Trust		American Global Growth Trust
	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$116,121,633	$119,416,090	$18,637,548	$20,079,229	$1,829,391	$2,239,546
Net realized gain	274,110,542	205,855,152	108,617,371	91,876,650	31,429,533	16,580,238
Change in net unrealized appreciation (depreciation)	1,469,658,406	1,792,729,369	43,921,662	63,717,931	5,278,698	6,298,741
Increase in net assets resulting from operations	1,859,890,581	2,118,000,611	171,176,581	175,673,810	38,537,622	25,118,525
Distributions to shareholders
From earnings
Series I	(210,411,957)	(156,436,116)	(38,431,566)	(28,415,938)	(5,629,181)	(6,635,654)
Series II	(2,285,556)	(1,833,633)	(63,270,259)	(52,721,639)	(10,122,611)	(12,895,863)
Series III	—	—	(10,363,049)	(8,159,908)	(2,520,903)	(3,080,831)
Series NAV	(97,305,316)	(71,609,133)	—	—	—	—
Total distributions	(310,002,829)	(229,878,882)	(112,064,874)	(89,297,485)	(18,272,695)	(22,612,348)
From portfolio share transactions
Portfolio share transactions	(31,936,182)	188,291,624	(26,502,416)	(51,506,270)	(9,090,950)	(2,515,641)
Total increase (decrease)	1,517,951,570	2,076,413,353	32,609,291	34,870,055	11,173,977	(9,464)
Net assets
Beginning of year	10,708,610,614	8,632,197,261	1,189,184,726	1,154,314,671	195,647,983	195,657,447
End of year	$12,226,562,184	$10,708,610,614	$1,221,794,017	$1,189,184,726	$206,821,960	$195,647,983
	American Growth Trust		American Growth-Income Trust		American International Trust
	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(4,020,545)	$(560,338)	$5,171,565	$6,786,199	$3,085,972	$2,622,110
Net realized gain (loss)	146,112,119	85,647,786	202,763,271	98,283,683	(3,331,260)	(4,660,673)
Change in net unrealized appreciation (depreciation)	50,998,333	177,449,949	(49,211,860)	96,651,636	86,182,360	12,839,899
Increase in net assets resulting from operations	193,089,907	262,537,397	158,722,976	201,721,518	85,937,072	10,801,336
Distributions to shareholders
From earnings
Series I	(34,155,363)	(27,039,941)	(43,989,848)	(26,662,119)	(1,246,188)	(1,114,114)
Series II	(49,529,542)	(48,542,734)	(46,758,053)	(30,911,701)	(1,478,118)	(1,544,898)
Series III	(7,910,445)	(7,666,292)	(20,347,813)	(13,917,294)	(338,853)	(318,581)
Total distributions	(91,595,350)	(83,248,967)	(111,095,714)	(71,491,114)	(3,063,159)	(2,977,593)
From portfolio share transactions
Portfolio share transactions	(24,673,375)	(59,380,915)	(7,596,856)	(68,379,768)	(43,823,831)	(21,283,824)
Total increase (decrease)	76,821,182	119,907,515	40,030,406	61,850,636	39,050,082	(13,460,081)
Net assets
Beginning of year	1,021,728,308	901,820,793	962,509,784	900,659,148	349,009,594	362,469,675
End of year	$1,098,549,490	$1,021,728,308	$1,002,540,190	$962,509,784	$388,059,676	$349,009,594
The accompanying notes are an integral part of the financial statements.	191

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Blue Chip Growth Trust		Capital Appreciation Value Trust		Disciplined Value Emerging Markets Equity Trust
	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(5,059,707)	$(4,041,090)	$7,835,843	$9,312,092	$6,212,859	$4,007,677
Net realized gain (loss)	273,893,849	308,843,712	61,658,864	51,044,110	32,819,313	(12,109,269)
Change in net unrealized appreciation (depreciation)	89,178,644	294,254,006	(17,014,377)	(5,754,627)	28,875,485	2,992,835
Increase (decrease) in net assets resulting from operations	358,012,786	599,056,628	52,480,330	54,601,575	67,907,657	(5,108,757)
Distributions to shareholders
From earnings
Series I	(51,179,495)	(28,549,482)	(1,170,231)	(131,612)	(73,071)	(238,617)
Series II	(17,567,177)	(10,037,709)	(26,765,969)	(3,736,654)	(229,217)	(862,538)
Series NAV	(233,931,340)	(129,489,442)	(30,291,441)	(4,011,981)	(2,783,076)	(8,282,745)
Total distributions	(302,678,012)	(168,076,633)	(58,227,641)	(7,880,247)	(3,085,364)	(9,383,900)
From portfolio share transactions
Portfolio share transactions	60,804,088	(140,104,089)	20,263,588	(37,417,947)	(12,518,392)	11,815,718
Total increase (decrease)	116,138,862	290,875,906	14,516,277	9,303,381	52,303,901	(2,676,939)
Net assets
Beginning of year	2,077,176,426	1,786,300,520	476,346,744	467,043,363	218,452,810	221,129,749
End of year	$2,193,315,288	$2,077,176,426	$490,863,021	$476,346,744	$270,756,711	$218,452,810
	Disciplined Value International Trust		Equity Income Trust		Financial Industries Trust
	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$5,837,930	$5,508,204	$15,256,648	$25,513,034	$1,577,330	$1,561,631
Net realized gain	31,149,272	24,584,038	231,489,948	140,541,990	20,667,774	13,063,815
Change in net unrealized appreciation (depreciation)	62,826,573	(30,107,490)	(106,201,416)	(10,085,695)	(7,253,572)	17,876,501
Increase (decrease) in net assets resulting from operations	99,813,775	(15,248)	140,545,180	155,969,329	14,991,532	32,501,947
Distributions to shareholders
From earnings
Series I	(7,243,536)	(6,824,735)	(38,740,277)	(13,247,765)	(5,025,133)	(840,158)
Series II	(4,176,788)	(3,921,669)	(17,982,821)	(6,167,507)	(1,045,059)	(129,808)
Series NAV	(17,335,633)	(15,676,041)	(100,509,662)	(66,656,647)	(1,876,261)	(307,177)
Total distributions	(28,755,957)	(26,422,445)	(157,232,760)	(86,071,919)	(7,946,453)	(1,277,143)
From portfolio share transactions
Portfolio share transactions	7,197,203	8,908,878	(484,066,996)	(90,685,602)	(9,260,474)	(6,879,645)
Total increase (decrease)	78,255,021	(17,528,815)	(500,754,576)	(20,788,192)	(2,215,395)	24,345,159
Net assets
Beginning of year	264,897,043	282,425,858	1,367,074,964	1,387,863,156	141,841,161	117,496,002
End of year	$343,152,064	$264,897,043	$866,320,388	$1,367,074,964	$139,625,766	$141,841,161
The accompanying notes are an integral part of the financial statements.	192

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Fundamental All Cap Core Trust		Fundamental Large Cap Value Trust		Global Equity Trust
	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$11,761,185	$11,047,416	$8,555,038	$8,499,621	$2,971,272	$3,666,783
Net realized gain	513,231,101	273,484,886	105,601,639	103,051,195	25,115,371	32,936,685
Change in net unrealized appreciation (depreciation)	(412,524,987)	255,011,132	4,904,478	15,654,010	21,059,603	(6,001,982)
Increase in net assets resulting from operations	112,467,299	539,543,434	119,061,155	127,204,826	49,146,246	30,601,486
Distributions to shareholders
From earnings
Series I	(15,878,010)	(10,032,913)	(62,841,383)	(47,936,072)	(26,448,014)	(13,714,332)
Series II	(5,026,262)	(4,539,165)	(19,504,503)	(15,117,520)	(2,456,749)	(1,271,106)
Series NAV	(263,774,847)	(215,562,330)	(28,983,225)	(21,177,077)	(7,073,391)	(3,325,027)
Total distributions	(284,679,119)	(230,134,408)	(111,329,111)	(84,230,669)	(35,978,154)	(18,310,465)
From portfolio share transactions
Portfolio share transactions	91,980,720	39,118,358	8,449,209	5,311,383	(6,621,435)	(14,319,649)
Total increase (decrease)	(80,231,100)	348,527,384	16,181,253	48,285,540	6,546,657	(2,028,628)
Net assets
Beginning of year	2,649,678,736	2,301,151,352	821,651,657	773,366,117	294,147,993	296,176,621
End of year	$2,569,447,636	$2,649,678,736	$837,832,910	$821,651,657	$300,694,650	$294,147,993
	Health Sciences Trust		International Equity Index Trust		International Small Company Trust
	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(703,227)	$(865,560)	$24,238,988	$22,771,602	$2,164,865	$1,970,659
Net realized gain (loss)	22,627,559	31,306,230	11,814,980	(4,627,396)	6,288,419	4,468,289
Change in net unrealized appreciation (depreciation)	18,582,196	(24,030,832)	261,880,271	25,353,994	22,261,609	(3,066,787)
Increase in net assets resulting from operations	40,506,528	6,409,838	297,934,239	43,498,200	30,714,893	3,372,161
Distributions to shareholders
From earnings
Series I	(5,684,209)	(3,481,776)	(8,212,024)	(5,104,125)	(1,265,125)	(634,624)
Series II	(6,562,769)	(3,641,274)	(385,700)	(254,350)	(894,155)	(403,121)
Series NAV	(18,701,101)	(10,226,623)	(15,806,734)	(9,804,159)	(4,506,107)	(2,324,209)
Total distributions	(30,948,079)	(17,349,673)	(24,404,458)	(15,162,634)	(6,665,387)	(3,361,954)
From portfolio share transactions
Portfolio share transactions	753,134	(16,429,711)	20,674,103	(14,890,340)	(5,457,439)	(11,465,375)
Total increase (decrease)	10,311,583	(27,369,546)	294,203,884	13,445,226	18,592,067	(11,455,168)
Net assets
Beginning of year	235,823,436	263,192,982	899,300,635	885,855,409	95,430,100	106,885,268
End of year	$246,135,019	$235,823,436	$1,193,504,519	$899,300,635	$114,022,167	$95,430,100
The accompanying notes are an integral part of the financial statements.	193

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Lifestyle Balanced Portfolio		Lifestyle Conservative Portfolio		Lifestyle Growth Portfolio
	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$25,618,055	$21,612,306	$4,971,728	$4,606,592	$103,869,751	$93,170,246
Net realized gain (loss)	49,888,941	49,951,267	742,300	(1,261,862)	460,487,420	390,610,930
Change in net unrealized appreciation (depreciation)	51,151,794	6,407,566	8,497,467	3,246,220	214,470,222	69,875,928
Increase in net assets resulting from operations	126,658,790	77,971,139	14,211,495	6,590,950	778,827,393	553,657,104
Distributions to shareholders
From earnings
Series I	(2,937,784)	(1,811,123)	(479,251)	(424,087)	(19,697,279)	(11,663,304)
Series II	(56,545,784)	(35,495,359)	(4,384,007)	(4,244,584)	(407,797,112)	(241,799,171)
Series NAV	(18,790,756)	(9,317,113)	(280,000)	(250,333)	(72,104,440)	(37,898,081)
Total distributions	(78,274,324)	(46,623,595)	(5,143,258)	(4,919,004)	(499,598,831)	(291,360,556)
From portfolio share transactions
Portfolio share transactions	(26,115,466)	(20,566,406)	(15,787,896)	(11,364,221)	(158,139,954)	(352,367,273)
Total increase (decrease)	22,269,000	10,781,138	(6,719,659)	(9,692,275)	121,088,608	(90,070,725)
Net assets
Beginning of year	976,528,669	965,747,531	156,076,980	165,769,255	5,062,283,083	5,152,353,808
End of year	$998,797,669	$976,528,669	$149,357,321	$156,076,980	$5,183,371,691	$5,062,283,083
	Lifestyle Moderate Portfolio		Mid Cap Growth Trust		Mid Cap Index Trust
	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$7,605,666	$6,800,926	$(3,182,316)	$(3,765,292)	$12,716,396	$13,710,341
Net realized gain	11,540,788	5,815,231	83,278,985	72,398,170	85,032,058	86,590,458
Change in net unrealized appreciation (depreciation)	12,326,489	6,484,749	(41,651,141)	72,669,899	(18,940,614)	55,853,640
Increase in net assets resulting from operations	31,472,943	19,100,906	38,445,528	141,302,777	78,807,840	156,154,439
Distributions to shareholders
From earnings
Series I	(704,138)	(567,581)	—	—	(67,538,904)	(39,581,057)
Series II	(11,424,023)	(9,454,027)	—	—	(4,197,924)	(2,396,749)
Series NAV	(3,074,024)	(2,216,112)	—	—	(25,837,606)	(13,592,425)
Total distributions	(15,202,185)	(12,237,720)	—	—	(97,574,434)	(55,570,231)
From portfolio share transactions
Portfolio share transactions	(13,412,918)	(28,042,147)	(63,165,566)	(91,720,124)	(50,472,614)	(67,929,595)
Total increase (decrease)	2,857,840	(21,178,961)	(24,720,038)	49,582,653	(69,239,208)	32,654,613
Net assets
Beginning of year	267,366,050	288,545,011	654,734,170	605,151,517	1,244,045,129	1,211,390,516
End of year	$270,223,890	$267,366,050	$630,014,132	$654,734,170	$1,174,805,921	$1,244,045,129
The accompanying notes are an integral part of the financial statements.	194

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Mid Value Trust		Real Estate Securities Trust		Science & Technology Trust
	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$8,339,064	$6,949,766	$6,237,471	$5,672,732	$(3,405,409)	$(4,906,564)
Net realized gain	33,130,375	105,117,562	7,171,733	18,735,358	299,993,459	232,748,206
Change in net unrealized appreciation (depreciation)	(8,551,951)	(15,857,840)	(11,768,635)	5,822,183	(59,873,442)	106,996,091
Increase in net assets resulting from operations	32,917,488	96,209,488	1,640,569	30,230,273	236,714,608	334,837,733
Distributions to shareholders
From earnings
Series I	(41,929,061)	(13,276,901)	(827,018)	(1,044,208)	(170,261,047)	—
Series II	(9,044,402)	(2,802,300)	(352,072)	(454,334)	(15,395,106)	—
Series NAV	(60,526,597)	(18,577,319)	(4,345,622)	(4,836,202)	(39,132,051)	—
Total distributions	(111,500,060)	(34,656,520)	(5,524,712)	(6,334,744)	(224,788,204)	—
From portfolio share transactions
Portfolio share transactions	35,999,221	(53,380,487)	(1,404,346)	(17,056,115)	46,477,265	(132,215,572)
Total increase (decrease)	(42,583,351)	8,172,481	(5,288,489)	6,839,414	58,403,669	202,622,161
Net assets
Beginning of year	627,769,119	619,596,638	299,944,918	293,105,504	1,141,542,557	938,920,396
End of year	$585,185,768	$627,769,119	$294,656,429	$299,944,918	$1,199,946,226	$1,141,542,557
	Small Cap Core Trust		Small Cap Index Trust		Small Cap Opportunities Trust
	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$1,335,578	$3,465,708	$4,888,037	$4,926,511	$1,777,811	$1,684,191
Net realized gain (loss)	(6,495,929)	31,510,616	27,946,775	33,943,565	17,986,322	14,022,654
Change in net unrealized appreciation (depreciation)	(10,234,647)	(7,500,058)	28,754,213	14,648,859	(4,380,287)	(2,130,749)
Increase (decrease) in net assets resulting from operations	(15,394,998)	27,476,266	61,589,025	53,518,935	15,383,846	13,576,096
Distributions to shareholders
From earnings
Series I	(11,260,395)	(7,781,731)	(24,798,040)	(9,978,020)	(7,297,018)	(5,270,646)
Series II	(1,660,344)	(1,101,472)	(1,633,726)	(665,587)	(2,321,299)	(1,758,771)
Series NAV	(18,476,608)	(19,274,555)	(11,423,248)	(3,893,643)	(6,196,349)	(3,560,035)
Total distributions	(31,397,347)	(28,157,758)	(37,855,014)	(14,537,250)	(15,814,666)	(10,589,452)
From portfolio share transactions
Portfolio share transactions	(102,106,780)	(19,396,140)	(12,035,121)	(37,567,338)	11,040,115	(6,000,413)
Total increase (decrease)	(148,899,125)	(20,077,632)	11,698,890	1,414,347	10,609,295	(3,013,769)
Net assets
Beginning of year	441,674,509	461,752,141	541,317,580	539,903,233	169,874,759	172,888,528
End of year	$292,775,384	$441,674,509	$553,016,470	$541,317,580	$180,484,054	$169,874,759
The accompanying notes are an integral part of the financial statements.	195

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Small Cap Stock Trust		Small Company Value Trust		Strategic Equity Allocation Trust
	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(1,677,563)	$(1,351,815)	$497,459	$626,088	$93,872,939	$105,365,560
Net realized gain	21,274,471	19,752,314	8,325,216	11,899,370	892,482,974	797,387,083
Change in net unrealized appreciation (depreciation)	10,036,256	11,480,324	(263,971)	(44,217)	317,643,231	155,535,990
Increase in net assets resulting from operations	29,633,164	29,880,823	8,558,704	12,481,241	1,303,999,144	1,058,288,633
Distributions to shareholders
From earnings
Series I	(24,451)	—	(3,716,576)	(1,776,252)	—	—
Series II	—	—	(2,736,533)	(1,324,580)	—	—
Series NAV	(219,763)	—	(5,907,354)	(2,602,283)	(880,819,802)	(741,764,159)
Total distributions	(244,214)	—	(12,360,463)	(5,703,115)	(880,819,802)	(741,764,159)
From portfolio share transactions
Portfolio share transactions	(55,781,188)	(17,706,836)	3,880,658	(8,694,591)	(462,928,904)	(553,385,668)
Total increase (decrease)	(26,392,238)	12,173,987	78,899	(1,916,465)	(39,749,562)	(236,861,194)
Net assets
Beginning of year	291,314,963	279,140,976	127,797,233	129,713,698	6,982,587,192	7,219,448,386
End of year	$264,922,725	$291,314,963	$127,876,132	$127,797,233	$6,942,837,630	$6,982,587,192
	Total Stock Market Index Trust		U.S. Growth Trust
	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$9,091,674	$9,502,019	$(740,930)	$(1,979,175)
Net realized gain	80,509,411	23,694,268	225,758,261	75,193,352
Change in net unrealized appreciation (depreciation)	81,377,996	162,535,453	(91,945,534)	97,091,407
Increase in net assets resulting from operations	170,979,081	195,731,740	133,071,797	170,305,584
Distributions to shareholders
From earnings
Series I	(15,577,101)	(24,232,404)	(24,195,834)	(11,800,479)
Series II	(1,277,282)	(2,042,884)	(9,047,521)	(4,357,515)
Series NAV	(13,752,840)	(17,350,467)	(41,748,119)	(18,793,533)
Total distributions	(30,607,223)	(43,625,755)	(74,991,474)	(34,951,527)
From portfolio share transactions
Portfolio share transactions	(33,096,845)	71,571,803	587,523	(31,353,539)
Total increase	107,275,013	223,677,788	58,667,846	104,000,518
Net assets
Beginning of year	1,028,304,695	804,626,907	685,787,464	581,786,946
End of year	$1,135,579,708	$1,028,304,695	$744,455,310	$685,787,464
The accompanying notes are an integral part of the financial statements.	196

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
500 Index Trust
Series I
12-31-2025	60.79	0.65	9.97	10.62	(0.70)	(1.08)	—	(1.78)	69.63	17.52	0.56	0.30	1.02	8,302	2
12-31-2024	49.87	0.68	11.57	12.25	(0.62)	(0.71)	—	(1.33)	60.79	24.60	0.57	0.30	1.20	7,339	3
12-31-2023	40.70	0.67	9.72	10.39	(0.58)	(0.64)	—	(1.22)	49.87	25.90	0.55	0.30	1.48	5,787	2
12-31-2022	52.44	0.59	(10.22)	(9.63)	(0.56)	(1.55)	—	(2.11)	40.70	(18.37)	0.55	0.30	1.31	4,441	2
12-31-2021	43.08	0.52	11.55	12.07	(0.67)	(2.04)	—	(2.71)	52.44	28.29	0.54	0.30	1.06	5,400	2
Series II
12-31-2025	60.78	0.52	9.95	10.47	(0.59)	(1.08)	—	(1.67)	69.58	17.27	0.76	0.50	0.82	96	2
12-31-2024	49.88	0.57	11.56	12.13	(0.52)	(0.71)	—	(1.23)	60.78	24.36	0.77	0.50	1.00	92	3
12-31-2023	40.72	0.58	9.72	10.30	(0.50)	(0.64)	—	(1.14)	49.88	25.64	0.75	0.50	1.28	82	2
12-31-2022	52.45	0.50	(10.21)	(9.71)	(0.47)	(1.55)	—	(2.02)	40.72	(18.51)	0.75	0.50	1.11	70	2
12-31-2021	43.09	0.42	11.56	11.98	(0.58)	(2.04)	—	(2.62)	52.45	28.04	0.74	0.50	0.86	96	2
Series NAV
12-31-2025	60.80	0.69	9.96	10.65	(0.73)	(1.08)	—	(1.81)	69.64	17.57	0.51	0.25	1.07	3,829	2
12-31-2024	49.87	0.71	11.57	12.28	(0.64)	(0.71)	—	(1.35)	60.80	24.67	0.52	0.25	1.25	3,277	3
12-31-2023	40.70	0.70	9.71	10.41	(0.60)	(0.64)	—	(1.24)	49.87	25.95	0.50	0.25	1.53	2,764	2
12-31-2022	52.43	0.61	(10.20)	(9.59)	(0.59)	(1.55)	—	(2.14)	40.70	(18.31)	0.50	0.25	1.36	2,201	2
12-31-2021	43.07	0.54	11.55	12.09	(0.69)	(2.04)	—	(2.73)	52.43	28.36	0.49	0.25	1.11	2,944	2
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
American Asset Allocation Trust
Series I
12-31-2025	9.86	0.17[3]	1.33	1.50	(0.16)	(0.85)	—	(1.01)	10.35	15.39	0.63[4]	0.62[4]	1.64[3]	422	10
12-31-2024	9.17	0.18[3]	1.29	1.47	(0.17)	(0.61)	—	(0.78)	9.86	16.02	0.63[4]	0.62[4]	1.78[3]	382	7
12-31-2023	9.59	0.18[3]	1.00	1.18	(0.17)	(1.43)	—	(1.60)	9.17	13.90	0.63[4]	0.63[4]	1.83[3]	343	6
12-31-2022	13.11	0.17[3]	(2.02)	(1.85)	(0.16)	(1.51)	—	(1.67)	9.59	(13.76)	0.63[4]	0.62[4]	1.54[3]	320	9
12-31-2021	12.26	0.15[3]	1.65	1.80	(0.15)	(0.80)	—	(0.95)	13.11	14.71	0.63[4]	0.62[4]	1.16[3]	374	5
Series II
12-31-2025	9.86	0.15[3]	1.35	1.50	(0.15)	(0.85)	—	(1.00)	10.36	15.31	0.78[4]	0.71[4]	1.46[3]	695	10
12-31-2024	9.17	0.16[3]	1.30	1.46	(0.16)	(0.61)	—	(0.77)	9.86	15.92	0.78[4]	0.71[4]	1.59[3]	704	7
12-31-2023	9.60	0.16[3]	1.00	1.16	(0.16)	(1.43)	—	(1.59)	9.17	13.68	0.78[4]	0.72[4]	1.67[3]	707	6
12-31-2022	13.11	0.16[3]	(2.01)	(1.85)	(0.15)	(1.51)	—	(1.66)	9.60	(13.77)	0.78[4]	0.71[4]	1.37[3]	710	9
12-31-2021	12.26	0.13[3]	1.65	1.78	(0.13)	(0.80)	—	(0.93)	13.11	14.61	0.78[4]	0.71[4]	0.98[3]	921	5
Series III
12-31-2025	9.88	0.20[3]	1.34	1.54	(0.23)	(0.85)	—	(1.08)	10.34	15.76	0.28[4]	0.27[4]	1.92[3]	105	10
12-31-2024	9.18	0.20[3]	1.31	1.51	(0.20)	(0.61)	—	(0.81)	9.88	16.50	0.28[4]	0.27[4]	2.04[3]	104	7
12-31-2023	9.60	0.21[3]	1.00	1.21	(0.20)	(1.43)	—	(1.63)	9.18	14.23	0.28[4]	0.28[4]	2.14[3]	104	6
12-31-2022	13.12	0.21[3]	(2.02)	(1.81)	(0.20)	(1.51)	—	(1.71)	9.60	(13.44)	0.28[4]	0.27[4]	1.82[3]	101	9
12-31-2021	12.27	0.19[3]	1.65	1.84	(0.19)	(0.80)	—	(0.99)	13.12	15.07	0.28[4]	0.27[4]	1.45[3]	128	5
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	197

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Global Growth Trust
Series I
12-31-2025	14.38	0.15[3]	2.88	3.03	(0.14)	(1.35)	—	(1.49)	15.92	21.17	0.68[4]	0.67[4]	0.94[3]	65	16
12-31-2024	14.27	0.18[3]	1.74	1.92	(0.16)	(1.65)	—	(1.81)	14.38	13.20	0.66[4]	0.65[4]	1.16[3]	58	6
12-31-2023	13.73	0.08[3]	2.66	2.74	(0.07)	(2.13)	—	(2.20)	14.27	22.12	0.66[4]	0.65[4]	0.52[3]	52	12
12-31-2022	21.63	0.05[3]	(5.61)	(5.56)	(0.04)	(2.30)	—	(2.34)	13.73	(25.05)	0.66[4]	0.65[4]	0.33[3]	41	13
12-31-2021	19.75	(0.01)[3]	3.16	3.15	—	(1.27)	—	(1.27)	21.63	16.00	0.64[4]	0.63[4]	(0.04)[3]	48	8
Series II
12-31-2025	14.27	0.13[3]	2.86	2.99	(0.12)	(1.35)	—	(1.47)	15.79	21.08	0.83[4]	0.74[4]	0.83[3]	115	16
12-31-2024	14.17	0.15[3]	1.74	1.89	(0.14)	(1.65)	—	(1.79)	14.27	13.15	0.81[4]	0.72[4]	1.00[3]	111	6
12-31-2023	13.65	0.06[3]	2.65	2.71	(0.06)	(2.13)	—	(2.19)	14.17	22.02	0.81[4]	0.72[4]	0.38[3]	117	12
12-31-2022	21.51	0.03[3]	(5.57)	(5.54)	(0.02)	(2.30)	—	(2.32)	13.65	(25.08)	0.81[4]	0.72[4]	0.18[3]	112	13
12-31-2021	19.66	(0.03)[3]	3.15	3.12	—	(1.27)	—	(1.27)	21.51	15.92	0.79[4]	0.70[4]	(0.14)[3]	169	8
Series III
12-31-2025	14.47	0.19[3]	2.91	3.10	(0.23)	(1.35)	—	(1.58)	15.99	21.55	0.33[4]	0.32[4]	1.24[3]	27	16
12-31-2024	14.35	0.23[3]	1.75	1.98	(0.21)	(1.65)	—	(1.86)	14.47	13.58	0.31[4]	0.30[4]	1.44[3]	27	6
12-31-2023	13.79	0.12[3]	2.69	2.81	(0.12)	(2.13)	—	(2.25)	14.35	22.55	0.31[4]	0.30[4]	0.82[3]	27	12
12-31-2022	21.71	0.11[3]	(5.64)	(5.53)	(0.09)	(2.30)	—	(2.39)	13.79	(24.77)	0.31[4]	0.30[4]	0.64[3]	25	13
12-31-2021	19.75	0.06[3]	3.17	3.23	—	(1.27)	—	(1.27)	21.71	16.41	0.29[4]	0.28[4]	0.29[3]	33	8
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
American Growth Trust
Series I
12-31-2025	18.54	(0.08)[3]	3.76	3.68	—	(1.79)[4]	—	(1.79)	20.43	19.81	0.63[5]	0.62[5]	(0.38)[3]	420	11
12-31-2024	15.41	(0.01)[3]	4.72	4.71	—	(1.58)[4]	—	(1.58)	18.54	31.09	0.63[5]	0.62[5]	(0.03)[3]	354	5
12-31-2023	13.39	—[3,6]	4.67	4.67	(0.01)	(2.64)	—	(2.65)	15.41	37.99	0.64[5]	0.63[5]	(0.01)[3]	271	8
12-31-2022	26.51	—[3,6]	(7.86)	(7.86)	—	(5.26)[4]	—	(5.26)	13.39	(30.20)	0.63[5]	0.62[5]	(0.02)[3]	188	11
12-31-2021	23.31	(0.04)[3]	5.05	5.01	—	(1.81)[4]	—	(1.81)	26.51	21.55	0.63[5]	0.62[5]	(0.14)[3]	265	14
Series II
12-31-2025	18.15	(0.08)[3]	3.67	3.59	—	(1.78)[4]	—	(1.78)	19.96	19.73	0.78[5]	0.68[5]	(0.44)[3]	588	11
12-31-2024	15.12	(0.02)[3]	4.63	4.61	—	(1.58)[4]	—	(1.58)	18.15	31.03	0.78[5]	0.68[5]	(0.13)[3]	577	5
12-31-2023	13.19	(0.02)[3]	4.60	4.58	(0.01)	(2.64)	—	(2.65)	15.12	37.88	0.79[5]	0.69[5]	(0.10)[3]	545	8
12-31-2022	26.22	(0.02)[3]	(7.76)	(7.78)	(0.01)	(5.24)[4]	—	(5.25)	13.19	(30.25)	0.78[5]	0.68[5]	(0.11)[3]	481	11
12-31-2021	23.07	(0.06)[3]	5.00	4.94	—	(1.79)[4]	—	(1.79)	26.22	21.49	0.78[5]	0.68[5]	(0.23)[3]	739	14
Series III
12-31-2025	18.50	(0.01)[3]	3.75	3.74	—	(1.86)[4]	—	(1.86)	20.38	20.17	0.28[5]	0.27[5]	(0.03)[3]	91	11
12-31-2024	15.33	0.05[3]	4.71	4.76	—	(1.59)[4]	—	(1.59)	18.50	31.60	0.28[5]	0.27[5]	0.29[3]	91	5
12-31-2023	13.29	0.05[3]	4.64	4.69	(0.01)	(2.64)	—	(2.65)	15.33	38.45	0.29[5]	0.28[5]	0.31[3]	86	8
12-31-2022	26.38	0.06[3]	(7.82)	(7.76)	—	(5.33)[4]	—	(5.33)	13.29	(29.95)	0.28[5]	0.27[5]	0.31[3]	76	11
12-31-2021	23.19	0.05[3]	5.04	5.09	—	(1.90)[4]	—	(1.90)	26.38	22.00	0.28[5]	0.27[5]	0.19[3]	106	14
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds. 5 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 6 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	198

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Growth-Income Trust
Series I
12-31-2025	18.05	0.10[3]	3.06	3.16	(0.08)	(2.18)	—	(2.26)	18.95	17.65	0.63[4]	0.63[4]	0.53[3]	405	13
12-31-2024	15.73	0.13[3]	3.58	3.71	(0.12)	(1.27)	—	(1.39)	18.05	23.71	0.63[4]	0.63[4]	0.72[3]	368	6
12-31-2023	14.21	0.15[3]	3.27	3.42	(0.16)	(1.74)	—	(1.90)	15.73	25.68	0.64[4]	0.63[4]	0.97[3]	315	8
12-31-2022	18.55	0.14[3]	(3.28)	(3.14)	(0.13)	(1.07)	—	(1.20)	14.21	(16.78)	0.63[4]	0.62[4]	0.89[3]	268	12
12-31-2021	15.87	0.13[3]	3.59	3.72	(0.13)	(0.91)	—	(1.04)	18.55	23.61	0.63[4]	0.62[4]	0.74[3]	344	3
Series II
12-31-2025	17.92	0.08[3]	3.04	3.12	(0.07)	(2.18)	—	(2.25)	18.79	17.53	0.78[4]	0.71[4]	0.41[3]	422	13
12-31-2024	15.62	0.10[3]	3.57	3.67	(0.10)	(1.27)	—	(1.37)	17.92	23.66	0.78[4]	0.71[4]	0.58[3]	417	6
12-31-2023	14.13	0.13[3]	3.24	3.37	(0.14)	(1.74)	—	(1.88)	15.62	25.52	0.79[4]	0.71[4]	0.85[3]	410	8
12-31-2022	18.45	0.12[3]	(3.25)	(3.13)	(0.12)	(1.07)	—	(1.19)	14.13	(16.84)	0.78[4]	0.70[4]	0.78[3]	380	12
12-31-2021	15.79	0.11[3]	3.58	3.69	(0.12)	(0.91)	—	(1.03)	18.45	23.51	0.78[4]	0.70[4]	0.61[3]	531	3
Series III
12-31-2025	18.02	0.16[3]	3.06	3.22	(0.17)	(2.18)	—	(2.35)	18.89	18.10	0.28[4]	0.28[4]	0.83[3]	176	13
12-31-2024	15.69	0.18[3]	3.60	3.78	(0.18)	(1.27)	—	(1.45)	18.02	24.17	0.28[4]	0.28[4]	1.01[3]	177	6
12-31-2023	14.17	0.20[3]	3.27	3.47	(0.21)	(1.74)	—	(1.95)	15.69	26.14	0.29[4]	0.28[4]	1.29[3]	175	8
12-31-2022	18.52	0.20[3]	(3.29)	(3.09)	(0.19)	(1.07)	—	(1.26)	14.17	(16.56)	0.28[4]	0.27[4]	1.24[3]	163	12
12-31-2021	15.83	0.19[3]	3.60	3.79	(0.19)	(0.91)	—	(1.10)	18.52	24.13	0.28[4]	0.27[4]	1.05[3]	216	3
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
American International Trust
Series I
12-31-2025	14.77	0.16[3]	3.70	3.86	(0.15)	—	—	(0.15)	18.48	26.14	0.69[4]	0.68[4]	0.95[3]	154	4
12-31-2024	14.50	0.12[3]	0.29	0.41	(0.12)	(0.02)	—	(0.14)	14.77	2.79	0.64[4]	0.63[4]	0.80[3]	122	6
12-31-2023	15.03	0.15[3]	1.87	2.02	(0.15)	(2.40)	—	(2.55)	14.50	15.39	0.65[4]	0.64[4]	0.93[3]	122	7
12-31-2022	20.56	0.22[3]	(4.63)	(4.41)	(0.22)	(0.90)	—	(1.12)	15.03	(21.11)	0.64[4]	0.63[4]	1.32[3]	106	15
12-31-2021	21.41	0.41[3]	(0.80)	(0.39)	(0.42)	(0.04)	—	(0.46)	20.56	(1.81)	0.63[4]	0.63[4]	1.89[3]	145	9
Series II
12-31-2025	14.76	0.12[3]	3.73	3.85	(0.13)	—	—	(0.13)	18.48	26.09	0.84[4]	0.78[4]	0.73[3]	207	4
12-31-2024	14.50	0.10[3]	0.28	0.38	(0.10)	(0.02)	—	(0.12)	14.76	2.61	0.79[4]	0.75[4]	0.62[3]	201	6
12-31-2023	15.03	0.12[3]	1.87	1.99	(0.12)	(2.40)	—	(2.52)	14.50	15.23	0.80[4]	0.77[4]	0.75[3]	213	7
12-31-2022	20.54	0.20[3]	(4.61)	(4.41)	(0.20)	(0.90)	—	(1.10)	15.03	(21.16)	0.79[4]	0.76[4]	1.20[3]	206	15
12-31-2021	21.39	0.39[3]	(0.81)	(0.42)	(0.39)	(0.04)	—	(0.43)	20.54	(1.96)	0.78[4]	0.76[4]	1.80[3]	293	9
Series III
12-31-2025	14.69	0.19[3]	3.72	3.91	(0.23)	—	—	(0.23)	18.37	26.63	0.34[4]	0.33[4]	1.16[3]	27	4
12-31-2024	14.43	0.17[3]	0.28	0.45	(0.17)	(0.02)	—	(0.19)	14.69	3.10	0.29[4]	0.28[4]	1.08[3]	26	6
12-31-2023	14.97	0.20[3]	1.86	2.06	(0.20)	(2.40)	—	(2.60)	14.43	15.76	0.30[4]	0.29[4]	1.24[3]	28	7
12-31-2022	20.48	0.29[3]	(4.62)	(4.33)	(0.28)	(0.90)	—	(1.18)	14.97	(20.80)	0.29[4]	0.28[4]	1.72[3]	27	15
12-31-2021	21.34	0.50[3]	(0.82)	(0.32)	(0.50)	(0.04)	—	(0.54)	20.48	(1.50)	0.28[4]	0.28[4]	2.31[3]	36	9
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	199

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Blue Chip Growth Trust
Series I
12-31-2025	33.67	(0.09)	6.26	6.17	—	(5.42)	—	(5.42)	34.42	18.52	0.82	0.78	(0.27)	368	18
12-31-2024	27.01	(0.07)	9.59	9.52	—	(2.86)	—	(2.86)	33.67	35.65	0.82	0.78	(0.23)	358	17
12-31-2023	18.06	(0.04)	8.99	8.95	—	—	—	—	27.01	49.56	0.83	0.79	(0.19)	304	11
12-31-2022	40.95	(0.08)	(14.95)	(15.03)	—	(7.86)	—	(7.86)	18.06	(38.09)	0.83	0.79	(0.28)	227	17
12-31-2021	40.21	(0.20)	7.02	6.82	—	(6.08)	—	(6.08)	40.95	16.87	0.82	0.79	(0.46)	402	36
Series II
12-31-2025	30.79	(0.15)	5.71	5.56	—	(5.42)	—	(5.42)	30.93	18.26	1.02	0.98	(0.47)	114	18
12-31-2024	24.94	(0.13)	8.84	8.71	—	(2.86)	—	(2.86)	30.79	35.36	1.02	0.98	(0.43)	114	17
12-31-2023	16.71	(0.08)	8.31	8.23	—	—	—	—	24.94	49.25	1.03	0.99	(0.39)	101	11
12-31-2022	38.84	(0.13)	(14.14)	(14.27)	—	(7.86)	—	(7.86)	16.71	(38.20)	1.03	0.99	(0.48)	79	17
12-31-2021	38.48	(0.27)	6.71	6.44	—	(6.08)	—	(6.08)	38.84	16.63	1.02	0.99	(0.66)	146	36
Series NAV
12-31-2025	33.84	(0.08)	6.30	6.22	—	(5.42)	—	(5.42)	34.64	18.57	0.77	0.73	(0.22)	1,711	18
12-31-2024	27.12	(0.06)	9.64	9.58	—	(2.86)	—	(2.86)	33.84	35.73	0.77	0.73	(0.18)	1,605	17
12-31-2023	18.13	(0.03)	9.02	8.99	—	—	—	—	27.12	49.59	0.78	0.74	(0.14)	1,382	11
12-31-2022	41.04	(0.07)	(14.98)	(15.05)	—	(7.86)	—	(7.86)	18.13	(38.05)	0.78	0.74	(0.23)	1,119	17
12-31-2021	40.27	(0.18)	7.03	6.85	—	(6.08)	—	(6.08)	41.04	16.92	0.77	0.74	(0.41)	1,883	36
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Capital Appreciation Value Trust
Series I
12-31-2025	12.17	0.21	1.20	1.41	(0.26)	(1.32)	—	(1.58)	12.00	11.61	0.94	0.89	1.69	11	127
12-31-2024	11.02	0.24	1.12	1.36	(0.10)	(0.11)	—	(0.21)	12.17	12.33	0.94	0.89	2.04	8	83
12-31-2023	10.62	0.24	1.56	1.80	(0.20)	(1.20)	—	(1.40)	11.02	18.18	0.95	0.90	2.10	7	76
12-31-2022	14.06	0.14	(1.83)	(1.69)	(0.13)	(1.62)	—	(1.75)	10.62	(11.86)	0.94	0.90	1.14	8	88
12-31-2021	13.39	0.09	2.31	2.40	(0.11)	(1.62)	—	(1.73)	14.06	18.13	0.93	0.88	0.63	8	55
Series II
12-31-2025	12.07	0.19	1.18	1.37	(0.24)	(1.32)	—	(1.56)	11.88	11.35	1.14	1.09	1.49	224	127
12-31-2024	10.93	0.22	1.11	1.33	(0.08)	(0.11)	—	(0.19)	12.07	12.15	1.14	1.09	1.84	237	83
12-31-2023	10.54	0.21	1.56	1.77	(0.18)	(1.20)	—	(1.38)	10.93	18.01	1.15	1.10	1.90	245	76
12-31-2022	13.97	0.11	(1.82)	(1.71)	(0.10)	(1.62)	—	(1.72)	10.54	(12.07)	1.14	1.10	0.93	233	88
12-31-2021	13.32	0.06	2.29	2.35	(0.08)	(1.62)	—	(1.70)	13.97	17.85	1.13	1.08	0.43	290	55
Series NAV
12-31-2025	12.12	0.22	1.19	1.41	(0.27)	(1.32)	—	(1.59)	11.94	11.62	0.89	0.84	1.74	256	127
12-31-2024	10.97	0.25	1.11	1.36	(0.10)	(0.11)	—	(0.21)	12.12	12.43	0.89	0.84	2.09	232	83
12-31-2023	10.57	0.24	1.57	1.81	(0.21)	(1.20)	—	(1.41)	10.97	18.31	0.90	0.85	2.16	215	76
12-31-2022	14.01	0.15	(1.84)	(1.69)	(0.13)	(1.62)	—	(1.75)	10.57	(11.87)	0.89	0.85	1.20	179	88
12-31-2021	13.35	0.10	2.30	2.40	(0.12)	(1.62)	—	(1.74)	14.01	18.16	0.88	0.83	0.68	198	55
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	200

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Disciplined Value Emerging Markets Equity Trust
Series I
12-31-2025	9.41	0.27	2.73	3.00	(0.14)	—	—	(0.14)	12.27	31.88	0.97	0.96	2.54	7	199
12-31-2024	10.06	0.18	(0.41)	(0.23)	(0.42)	—	—	(0.42)	9.41	(2.48)	1.08	1.07	1.76	6	264[3]
12-31-2023	8.88	0.30	1.03	1.33	(0.15)	—	—	(0.15)	10.06	15.19	1.09	1.08	3.21	6	12
12-31-2022	10.50	0.37	(1.63)	(1.26)	(0.36)	—	—	(0.36)	8.88	(11.67)	1.12	1.11	3.83	6	15
12-31-2021	9.67	0.26	0.83	1.09	(0.26)	—	—	(0.26)	10.50	11.18	1.09	1.08	2.48	7	26
Series II
12-31-2025	9.41	0.25	2.73	2.98	(0.12)	—	—	(0.12)	12.27	31.68	1.17	1.16	2.31	23	199
12-31-2024	10.06	0.16	(0.41)	(0.25)	(0.40)	—	—	(0.40)	9.41	(2.65)	1.28	1.27	1.57	21	264[3]
12-31-2023	8.89	0.28	1.03	1.31	(0.14)	—	—	(0.14)	10.06	14.85	1.29	1.28	2.97	26	12
12-31-2022	10.51	0.35	(1.63)	(1.28)	(0.34)	—	—	(0.34)	8.89	(11.87)	1.32	1.31	3.61	26	15
12-31-2021	9.67	0.24	0.84	1.08	(0.24)	—	—	(0.24)	10.51	11.08	1.29	1.28	2.27	34	26
Series NAV
12-31-2025	9.39	0.28	2.72	3.00	(0.14)	—	—	(0.14)	12.25	32.00	0.92	0.91	2.56	241	199
12-31-2024	10.04	0.18	(0.40)	(0.22)	(0.43)	—	—	(0.43)	9.39	(2.44)	1.03	1.02	1.81	192	264[3]
12-31-2023	8.87	0.30	1.03	1.33	(0.16)	—	—	(0.16)	10.04	15.15	1.04	1.03	3.22	189	12
12-31-2022	10.49	0.37	(1.63)	(1.26)	(0.36)	—	—	(0.36)	8.87	(11.63)	1.07	1.06	3.89	173	15
12-31-2021	9.65	0.27	0.83	1.10	(0.26)	—	—	(0.26)	10.49	11.25	1.04	1.03	2.55	210	26
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
Disciplined Value International Trust
Series I
12-31-2025	13.99	0.33	5.32	5.65	(0.31)	(1.35)	—	(1.66)	17.98	40.90	0.84	0.84	1.99	83	72
12-31-2024	15.47	0.31	(0.24)	0.07	(0.05)	(1.50)	—	(1.55)	13.99	(0.38)	0.84	0.84	1.95	68	93
12-31-2023	13.15	0.32	2.28	2.60	(0.28)	—	—	(0.28)	15.47	19.96	0.87	0.86	2.22	77	81
12-31-2022	14.38	0.31	(1.05)	(0.74)	(0.49)	—	—	(0.49)	13.15	(4.77)	0.93	0.92	2.33	67	74
12-31-2021	13.05	0.46	1.25	1.71	(0.38)	—	—	(0.38)	14.38	13.06	0.93	0.92	3.21	78	60
Series II
12-31-2025	13.97	0.30	5.30	5.60	(0.28)	(1.35)	—	(1.63)	17.94	40.60	1.04	1.04	1.77	50	72
12-31-2024	15.45	0.28	(0.24)	0.04	(0.02)	(1.50)	—	(1.52)	13.97	(0.56)	1.04	1.04	1.75	40	93
12-31-2023	13.14	0.29	2.27	2.56	(0.25)	—	—	(0.25)	15.45	19.69	1.07	1.06	2.02	45	81
12-31-2022	14.37	0.29	(1.06)	(0.77)	(0.46)	—	—	(0.46)	13.14	(4.98)	1.13	1.12	2.15	41	74
12-31-2021	13.04	0.43	1.25	1.68	(0.35)	—	—	(0.35)	14.37	12.86	1.13	1.12	3.02	46	60
Series NAV
12-31-2025	13.85	0.33	5.28	5.61	(0.32)	(1.35)	—	(1.67)	17.79	41.02	0.79	0.79	1.98	210	72
12-31-2024	15.33	0.31	(0.23)	0.08	(0.06)	(1.50)	—	(1.56)	13.85	(0.35)	0.79	0.79	1.98	156	93
12-31-2023	13.03	0.33	2.25	2.58	(0.28)	—	—	(0.28)	15.33	20.05	0.82	0.81	2.27	161	81
12-31-2022	14.26	0.31	(1.04)	(0.73)	(0.50)	—	—	(0.50)	13.03	(4.75)	0.88	0.87	2.35	151	74
12-31-2021	12.94	0.46	1.24	1.70	(0.38)	—	—	(0.38)	14.26	13.15	0.88	0.87	3.26	193	60
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	201

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Equity Income Trust
Series I
12-31-2025	14.12	0.24	1.69	1.93	(0.38)	(2.50)	—	(2.88)	13.17	14.39	0.79	0.76	1.70	212	25
12-31-2024	13.44	0.26	1.34	1.60	(0.25)	(0.67)	—	(0.92)	14.12	11.67	0.77	0.74	1.79	211	22
12-31-2023	13.93	0.27	0.83	1.10	(0.27)	(1.32)	—	(1.59)	13.44	9.39	0.78	0.75	1.97	214	18
12-31-2022	16.63	0.30	(0.95)	(0.65)	(0.29)	(1.76)	—	(2.05)	13.93	(3.40)	0.78	0.75	1.92	218	16
12-31-2021	13.79	0.26	3.23	3.49	(0.32)	(0.33)	—	(0.65)	16.63	25.42	0.77	0.74	1.62	250	21
Series II
12-31-2025	13.98	0.21	1.67	1.88	(0.35)	(2.50)	—	(2.85)	13.01	14.18	0.99	0.96	1.50	97	25
12-31-2024	13.33	0.23	1.31	1.54	(0.22)	(0.67)	—	(0.89)	13.98	11.36	0.97	0.94	1.59	100	22
12-31-2023	13.82	0.24	0.84	1.08	(0.25)	(1.32)	—	(1.57)	13.33	9.26	0.98	0.95	1.77	107	18
12-31-2022	16.52	0.27	(0.95)	(0.68)	(0.26)	(1.76)	—	(2.02)	13.82	(3.64)	0.98	0.95	1.72	113	16
12-31-2021	13.70	0.23	3.21	3.44	(0.29)	(0.33)	—	(0.62)	16.52	25.21	0.97	0.94	1.42	130	21
Series NAV
12-31-2025	13.99	0.24	1.68	1.92	(0.39)	(2.50)	—	(2.89)	13.02	14.42	0.74	0.71	1.69	557	25
12-31-2024	13.33	0.26	1.32	1.58	(0.25)	(0.67)	—	(0.92)	13.99	11.67	0.72	0.69	1.84	1,056	22
12-31-2023	13.82	0.28	0.83	1.11	(0.28)	(1.32)	—	(1.60)	13.33	9.52	0.73	0.70	2.02	1,067	18
12-31-2022	16.52	0.31	(0.95)	(0.64)	(0.30)	(1.76)	—	(2.06)	13.82	(3.38)	0.73	0.70	1.96	1,043	16
12-31-2021	13.70	0.27	3.21	3.48	(0.33)	(0.33)	—	(0.66)	16.52	25.49	0.72	0.69	1.67	1,311	21
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Financial Industries Trust
Series I
12-31-2025	14.20	0.17	1.46	1.63	(0.18)	(0.71)	—	(0.89)	14.94	12.00	0.94	0.93	1.16	88	75
12-31-2024	11.01	0.16	3.16	3.32	(0.13)	—	—	(0.13)	14.20	30.23	0.94	0.93	1.27	95	67
12-31-2023	11.20	0.21	0.26	0.47	(0.19)	(0.47)	—	(0.66)	11.01	5.22	0.95	0.94	1.95	77	68
12-31-2022	16.38	0.22	(2.47)	(2.25)	(0.35)	(2.58)	—	(2.93)	11.20	(13.67)	0.91	0.90	1.51	93	50
12-31-2021	12.79	0.15	3.65	3.80	(0.13)	(0.08)	—	(0.21)	16.38	29.70	0.90	0.89	0.96	132	74
Series II
12-31-2025	14.00	0.14	1.44	1.58	(0.15)	(0.71)	—	(0.86)	14.72	11.82	1.14	1.13	0.96	19	75
12-31-2024	10.86	0.13	3.12	3.25	(0.11)	—	—	(0.11)	14.00	29.99	1.14	1.13	1.07	16	67
12-31-2023	11.06	0.18	0.26	0.44	(0.17)	(0.47)	—	(0.64)	10.86	4.98	1.15	1.14	1.75	14	68
12-31-2022	16.21	0.18	(2.43)	(2.25)	(0.32)	(2.58)	—	(2.90)	11.06	(13.83)	1.11	1.10	1.31	16	50
12-31-2021	12.67	0.11	3.62	3.73	(0.11)	(0.08)	—	(0.19)	16.21	29.38	1.10	1.09	0.75	22	74
Series NAV
12-31-2025	14.13	0.18	1.45	1.63	(0.18)	(0.71)	—	(0.89)	14.87	12.11	0.89	0.88	1.21	33	75
12-31-2024	10.95	0.16	3.16	3.32	(0.14)	—	—	(0.14)	14.13	30.36	0.89	0.88	1.32	31	67
12-31-2023	11.15	0.21	0.25	0.46	(0.19)	(0.47)	—	(0.66)	10.95	5.21	0.90	0.89	2.00	26	68
12-31-2022	16.32	0.22	(2.45)	(2.23)	(0.36)	(2.58)	—	(2.94)	11.15	(13.61)	0.86	0.85	1.57	27	50
12-31-2021	12.75	0.15	3.64	3.79	(0.14)	(0.08)	—	(0.22)	16.32	29.70	0.85	0.84	1.01	34	74
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	202

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Fundamental All Cap Core Trust
Series I
12-31-2025	32.65	0.13	1.47	1.60	(0.13)	(3.63)	—	(3.76)	30.49	4.78	0.77	0.76	0.41	138	41
12-31-2024	28.84	0.13	6.76	6.89	(0.04)	(3.04)	—	(3.08)	32.65	24.16	0.76	0.75	0.40	113	16
12-31-2023	24.72	0.11	7.89	8.00	(0.11)	(3.77)	—	(3.88)	28.84	35.40	0.77	0.76	0.39	105	16
12-31-2022	36.40	0.07	(8.85)	(8.78)	(0.07)	(2.83)	—	(2.90)	24.72	(24.29)	0.76	0.76	0.24	85	29
12-31-2021	30.15	0.04	9.14	9.18	(0.04)	(2.89)	—	(2.93)	36.40	30.63	0.76	0.75	0.11	138	14
Series II
12-31-2025	32.42	0.07	1.45	1.52	(0.07)	(3.63)	—	(3.70)	30.24	4.57	0.97	0.96	0.23	44	41
12-31-2024	28.68	0.06	6.72	6.78	—	(3.04)	—	(3.04)	32.42	23.92	0.96	0.95	0.20	51	16
12-31-2023	24.61	0.05	7.84	7.89	(0.05)	(3.77)	—	(3.82)	28.68	35.10	0.97	0.96	0.19	48	16
12-31-2022	36.24	0.01	(8.81)	(8.80)	—[3]	(2.83)	—	(2.83)	24.61	(24.43)	0.96	0.96	0.04	41	29
12-31-2021	30.06	(0.03)	9.10	9.07	—	(2.89)	—	(2.89)	36.24	30.34	0.96	0.95	(0.09)	62	14
Series NAV
12-31-2025	32.97	0.15	1.48	1.63	(0.14)	(3.63)	—	(3.77)	30.83	4.84	0.72	0.71	0.47	2,388	41
12-31-2024	29.09	0.14	6.83	6.97	(0.05)	(3.04)	—	(3.09)	32.97	24.24	0.71	0.70	0.45	2,485	16
12-31-2023	24.91	0.12	7.95	8.07	(0.12)	(3.77)	—	(3.89)	29.09	35.44	0.72	0.71	0.44	2,148	16
12-31-2022	36.66	0.09	(8.93)	(8.84)	(0.08)	(2.83)	—	(2.91)	24.91	(24.26)	0.71	0.71	0.29	1,717	29
12-31-2021	30.34	0.06	9.21	9.27	(0.06)	(2.89)	—	(2.95)	36.66	30.68	0.71	0.70	0.16	2,457	14
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Less than $0.005 per share.
Fundamental Large Cap Value Trust
Series I
12-31-2025	26.75	0.30	3.92	4.22	(0.31)	(3.73)	—	(4.04)	26.93	15.93	0.78	0.77	1.07	467	15
12-31-2024	25.39	0.30	4.06	4.36	(0.09)	(2.91)	—	(3.00)	26.75	16.98	0.78	0.76	1.06	462	16
12-31-2023	22.62	0.28	4.68	4.96	(0.26)	(1.93)	—	(2.19)	25.39	23.45	0.79	0.77	1.14	447	13
12-31-2022	28.91	0.26	(2.73)	(2.47)	(0.29)	(3.53)	—	(3.82)	22.62	(7.95)	0.78	0.77	1.01	408	21
12-31-2021	25.10	0.22	7.34	7.56	(0.24)	(3.51)	—	(3.75)	28.91	29.96	0.77	0.76	0.75	483	29
Series II
12-31-2025	27.05	0.24	3.97	4.21	(0.26)	(3.73)	—	(3.99)	27.27	15.71	0.98	0.97	0.88	148	15
12-31-2024	25.66	0.24	4.10	4.34	(0.04)	(2.91)	—	(2.95)	27.05	16.74	0.98	0.96	0.86	149	16
12-31-2023	22.84	0.23	4.74	4.97	(0.22)	(1.93)	—	(2.15)	25.66	23.22	0.99	0.97	0.94	150	13
12-31-2022	29.14	0.21	(2.74)	(2.53)	(0.24)	(3.53)	—	(3.77)	22.84	(8.13)	0.98	0.97	0.81	143	21
12-31-2021	25.28	0.16	7.39	7.55	(0.18)	(3.51)	—	(3.69)	29.14	29.72	0.97	0.96	0.55	177	29
Series NAV
12-31-2025	26.77	0.31	3.93	4.24	(0.32)	(3.73)	—	(4.05)	26.96	16.01	0.73	0.72	1.13	223	15
12-31-2024	25.41	0.31	4.06	4.37	(0.10)	(2.91)	—	(3.01)	26.77	17.02	0.73	0.71	1.10	211	16
12-31-2023	22.64	0.29	4.68	4.97	(0.27)	(1.93)	—	(2.20)	25.41	23.49	0.74	0.72	1.19	176	13
12-31-2022	28.92	0.28	(2.72)	(2.44)	(0.31)	(3.53)	—	(3.84)	22.64	(7.86)	0.73	0.72	1.06	163	21
12-31-2021	25.11	0.23	7.34	7.57	(0.25)	(3.51)	—	(3.76)	28.92	30.00	0.72	0.71	0.79	163	29
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	203

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Global Equity Trust
Series I
12-31-2025	23.22	0.25	3.85	4.10	(0.32)	(2.85)	—	(3.17)	24.15	18.13	0.94	0.93	1.01	220	42
12-31-2024	22.37	0.29	2.09	2.38	(0.29)	(1.24)	—	(1.53)	23.22	10.47	0.94	0.93	1.21	220	47
12-31-2023	19.49	0.26	3.55	3.81	(0.17)	(0.76)	—	(0.93)	22.37	20.09	0.95	0.94	1.24	225	38
12-31-2022	25.34	0.31	(4.12)	(3.81)	(0.61)	(1.43)	—	(2.04)	19.49	(14.84)	0.94	0.93	1.40	212	61
12-31-2021	20.89	0.39	4.06	4.45	—	—	—	—	25.34	21.30	0.93	0.92	1.68	277	64
Series II
12-31-2025	23.02	0.20	3.81	4.01	(0.27)	(2.85)	—	(3.12)	23.91	17.91	1.14	1.13	0.82	20	42
12-31-2024	22.19	0.24	2.08	2.32	(0.25)	(1.24)	—	(1.49)	23.02	10.28	1.14	1.13	1.01	21	47
12-31-2023	19.35	0.22	3.52	3.74	(0.14)	(0.76)	—	(0.90)	22.19	19.81	1.15	1.14	1.04	22	38
12-31-2022	25.17	0.26	(4.09)	(3.83)	(0.56)	(1.43)	—	(1.99)	19.35	(15.01)	1.14	1.13	1.20	21	61
12-31-2021	20.79	0.34	4.04	4.38	—	—	—	—	25.17	21.01	1.13	1.12	1.46	29	64
Series NAV
12-31-2025	23.20	0.26	3.85	4.11	(0.33)	(2.85)	—	(3.18)	24.13	18.20	0.89	0.88	1.05	60	42
12-31-2024	22.35	0.30	2.09	2.39	(0.30)	(1.24)	—	(1.54)	23.20	10.53	0.89	0.88	1.26	54	47
12-31-2023	19.47	0.27	3.55	3.82	(0.18)	(0.76)	—	(0.94)	22.35	20.17	0.90	0.89	1.28	49	38
12-31-2022	25.32	0.32	(4.12)	(3.80)	(0.62)	(1.43)	—	(2.05)	19.47	(14.81)	0.89	0.88	1.45	42	61
12-31-2021	20.87	0.39	4.06	4.45	—	—	—	—	25.32	21.32	0.88	0.87	1.69	51	64
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Health Sciences Trust
Series I
12-31-2025	22.30	(0.07)	4.13	4.06	—	(3.23)	—	(3.23)	23.13	19.49	1.05	1.00	(0.31)	46	68
12-31-2024	23.45	(0.08)	0.64	0.56	—	(1.71)	—	(1.71)	22.30	1.78	1.00	0.94	(0.32)	48	44
12-31-2023	23.84	(0.06)	0.93	0.87	—	(1.26)	—	(1.26)	23.45	4.25	1.06	1.00	(0.26)	58	43
12-31-2022	31.29	(0.07)	(4.14)	(4.21)	—	(3.24)	—	(3.24)	23.84	(13.09)	1.06	1.01	(0.29)	65	24
12-31-2021	31.07	(0.15)	3.67	3.52	—	(3.30)	—	(3.30)	31.29	11.19	1.08	1.03	(0.47)	80	29
Series II
12-31-2025	18.92	(0.10)	3.45	3.35	—	(3.23)	—	(3.23)	19.04	19.22	1.25	1.20	(0.51)	42	68
12-31-2024	20.16	(0.11)	0.58	0.47	—	(1.71)	—	(1.71)	18.92	1.62	1.20	1.14	(0.52)	43	44
12-31-2023	20.73	(0.09)	0.78	0.69	—	(1.26)	—	(1.26)	20.16	4.02	1.26	1.20	(0.46)	50	43
12-31-2022	27.76	(0.11)	(3.68)	(3.79)	—	(3.24)	—	(3.24)	20.73	(13.24)	1.26	1.21	(0.49)	56	24
12-31-2021	27.95	(0.19)	3.30	3.11	—	(3.30)	—	(3.30)	27.76	10.97	1.28	1.23	(0.67)	75	29
Series NAV
12-31-2025	22.98	(0.06)	4.26	4.20	—	(3.23)	—	(3.23)	23.95	19.53	1.00	0.95	(0.26)	157	68
12-31-2024	24.10	(0.07)	0.66	0.59	—	(1.71)	—	(1.71)	22.98	1.86	0.95	0.89	(0.27)	145	44
12-31-2023	24.46	(0.05)	0.95	0.90	—	(1.26)	—	(1.26)	24.10	4.26	1.01	0.95	(0.20)	155	43
12-31-2022	31.98	(0.06)	(4.22)	(4.28)	—	(3.24)	—	(3.24)	24.46	(13.02)	1.01	0.96	(0.23)	157	24
12-31-2021	31.68	(0.14)	3.74	3.60	—	(3.30)	—	(3.30)	31.98	11.23	1.03	0.98	(0.42)	183	29
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	204

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
International Equity Index Trust
Series I
12-31-2025	18.93	0.50	5.64	6.14	(0.51)	—	—	(0.51)	24.56	32.50	0.70	0.40	2.26	403	4
12-31-2024	18.34	0.47	0.43	0.90	(0.31)	—	—	(0.31)	18.93	4.91	0.67	0.39	2.43	307	3
12-31-2023	16.31	0.45	2.01	2.46	(0.43)	—	—	(0.43)	18.34	15.36	0.66	0.39	2.59	326	4
12-31-2022	20.25	0.48	(3.84)	(3.36)	(0.50)	(0.08)	—	(0.58)	16.31	(16.25)	0.67	0.39	2.77	294	6
12-31-2021	19.55	0.48	1.02	1.50	(0.55)	(0.25)	—	(0.80)	20.25	7.59	0.65	0.39	2.29	371	5
Series II
12-31-2025	18.95	0.46	5.64	6.10	(0.47)	—	—	(0.47)	24.58	32.26	0.90	0.60	2.08	20	4
12-31-2024	18.37	0.43	0.43	0.86	(0.28)	—	—	(0.28)	18.95	4.62	0.87	0.59	2.25	17	3
12-31-2023	16.34	0.42	2.01	2.43	(0.40)	—	—	(0.40)	18.37	15.18	0.86	0.59	2.38	19	4
12-31-2022	20.27	0.44	(3.82)	(3.38)	(0.47)	(0.08)	—	(0.55)	16.34	(16.39)	0.87	0.59	2.55	17	6
12-31-2021	19.58	0.43	1.02	1.45	(0.51)	(0.25)	—	(0.76)	20.27	7.33	0.85	0.59	2.09	23	5
Series NAV
12-31-2025	18.92	0.51	5.64	6.15	(0.52)	—	—	(0.52)	24.55	32.57	0.65	0.35	2.33	771	4
12-31-2024	18.33	0.48	0.43	0.91	(0.32)	—	—	(0.32)	18.92	4.90	0.62	0.34	2.47	575	3
12-31-2023	16.31	0.46	2.00	2.46	(0.44)	—	—	(0.44)	18.33	15.42	0.61	0.34	2.64	541	4
12-31-2022	20.24	0.49	(3.83)	(3.34)	(0.51)	(0.08)	—	(0.59)	16.31	(16.16)	0.62	0.34	2.84	468	6
12-31-2021	19.55	0.48	1.02	1.50	(0.56)	(0.25)	—	(0.81)	20.24	7.59	0.60	0.34	2.33	535	5
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
International Small Company Trust
Series I
12-31-2025	12.63	0.31	4.08	4.39	(0.34)	(0.66)	—	(1.00)	16.02	34.98	1.07	1.06	2.10	21	15
12-31-2024	12.69	0.25	0.16	0.41	(0.37)	(0.10)	—	(0.47)	12.63	3.07	1.06	1.06	1.95	18	13
12-31-2023	11.72	0.25	1.24	1.49	(0.25)	(0.27)	—	(0.52)	12.69	13.44	1.06	1.05	2.02	19	11
12-31-2022	16.08	0.25	(3.32)	(3.07)	(0.26)	(1.03)	—	(1.29)	11.72	(18.17)	1.08	1.08	1.92	19	20
12-31-2021	14.73	0.21	1.82	2.03	(0.21)	(0.47)	—	(0.68)	16.08	13.72	1.08	1.07	1.31	26	23
Series II
12-31-2025	12.61	0.28	4.06	4.34	(0.31)	(0.66)	—	(0.97)	15.98	34.67	1.27	1.26	1.88	16	15
12-31-2024	12.68	0.23	0.14	0.37	(0.34)	(0.10)	—	(0.44)	12.61	2.82	1.26	1.26	1.75	12	13
12-31-2023	11.70	0.22	1.26	1.48	(0.23)	(0.27)	—	(0.50)	12.68	13.33	1.26	1.25	1.82	13	11
12-31-2022	16.05	0.22	(3.31)	(3.09)	(0.23)	(1.03)	—	(1.26)	11.70	(18.35)	1.28	1.28	1.70	12	20
12-31-2021	14.71	0.18	1.81	1.99	(0.18)	(0.47)	—	(0.65)	16.05	13.47	1.28	1.27	1.12	15	23
Series NAV
12-31-2025	12.64	0.31	4.08	4.39	(0.34)	(0.66)	—	(1.00)	16.03	35.01	1.02	1.01	2.13	77	15
12-31-2024	12.70	0.26	0.15	0.41	(0.37)	(0.10)	—	(0.47)	12.64	3.11	1.01	1.01	2.00	65	13
12-31-2023	11.72	0.25	1.25	1.50	(0.25)	(0.27)	—	(0.52)	12.70	13.59	1.01	1.00	2.06	75	11
12-31-2022	16.09	0.26	(3.33)	(3.07)	(0.27)	(1.03)	—	(1.30)	11.72	(18.17)	1.03	1.03	1.96	68	20
12-31-2021	14.74	0.22	1.82	2.04	(0.22)	(0.47)	—	(0.69)	16.09	13.77	1.03	1.02	1.37	88	23
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	205

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Balanced Portfolio
Series I
12-31-2025	13.06	0.37[3]	1.47	1.84	(0.40)	(0.77)	—	(1.17)	13.73	14.10	0.13[4]	0.12[4]	2.72[3]	36	12
12-31-2024	12.65	0.31[3]	0.77	1.08	(0.31)	(0.36)	—	(0.67)	13.06	8.52	0.13[4]	0.12[4]	2.35[3]	37	13
12-31-2023	12.55	0.31[3]	1.28	1.59	(0.29)	(1.20)	—	(1.49)	12.65	13.74	0.13[4]	0.13[4]	2.39[3]	38	9
12-31-2022	16.79	0.31[3]	(2.95)	(2.64)	(0.30)	(1.30)	—	(1.60)	12.55	(15.45)	0.12[4]	0.12[4]	2.11[3]	32	15
12-31-2021	16.40	0.37[3]	1.17	1.54	(0.37)	(0.78)	—	(1.15)	16.79	9.44	0.12[4]	0.11[4]	2.18[3]	42	10
Series II
12-31-2025	13.10	0.35[3]	1.45	1.80	(0.34)	(0.77)	—	(1.11)	13.79	13.81	0.33[4]	0.32[4]	2.53[3]	730	12
12-31-2024	12.68	0.29[3]	0.77	1.06	(0.28)	(0.36)	—	(0.64)	13.10	8.37	0.33[4]	0.32[4]	2.16[3]	735	13
12-31-2023	12.58	0.27[3]	1.29	1.56	(0.26)	(1.20)	—	(1.46)	12.68	13.50	0.33[4]	0.33[4]	2.06[3]	772	9
12-31-2022	16.82	0.27[3]	(2.94)	(2.67)	(0.27)	(1.30)	—	(1.57)	12.58	(15.60)	0.32[4]	0.32[4]	1.87[3]	730	15
12-31-2021	16.43	0.34[3]	1.17	1.51	(0.34)	(0.78)	—	(1.12)	16.82	9.21	0.32[4]	0.31[4]	1.98[3]	997	10
Series NAV
12-31-2025	13.05	0.40[3]	1.43	1.83	(0.41)	(0.77)	—	(1.18)	13.70	14.06	0.08[4]	0.07[4]	2.94[3]	233	12
12-31-2024	12.63	0.32[3]	0.78	1.10	(0.32)	(0.36)	—	(0.68)	13.05	8.67	0.08[4]	0.07[4]	2.41[3]	205	13
12-31-2023	12.54	0.31[3]	1.28	1.59	(0.30)	(1.20)	—	(1.50)	12.63	13.72	0.08[4]	0.08[4]	2.38[3]	156	9
12-31-2022	16.77	0.32[3]	(2.94)	(2.62)	(0.31)	(1.30)	—	(1.61)	12.54	(15.36)	0.07[4]	0.07[4]	2.21[3]	137	15
12-31-2021	16.38	0.40[3]	1.15	1.55	(0.38)	(0.78)	—	(1.16)	16.77	9.51	0.07[4]	0.06[4]	2.33[3]	161	10
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Lifestyle Conservative Portfolio
Series I
12-31-2025	11.26	0.40[3]	0.73	1.13	(0.44)	(0.02)	—	(0.46)	11.93	10.05	0.17[4]	0.13[4]	3.42[3]	13	11
12-31-2024	11.15	0.34[3]	0.15	0.49	(0.36)	(0.02)	—	(0.38)	11.26	4.43	0.17[4]	0.13[4]	2.96[3]	13	11
12-31-2023	11.01	0.30[3]	0.66	0.96	(0.32)	(0.50)	—	(0.82)	11.15	9.12	0.17[4]	0.13[4]	2.62[3]	13	11
12-31-2022	14.10	0.32[3]	(2.41)	(2.09)	(0.32)	(0.68)	—	(1.00)	11.01	(14.62)	0.16[4]	0.13[4]	2.59[3]	14	16
12-31-2021	14.43	0.38[3]	0.04	0.42	(0.35)	(0.40)	—	(0.75)	14.10	2.96	0.14[4]	0.13[4]	2.62[3]	18	22
Series II
12-31-2025	11.28	0.38[3]	0.73	1.11	(0.40)	(0.02)	—	(0.42)	11.97	9.82	0.37[4]	0.33[4]	3.25[3]	129	11
12-31-2024	11.17	0.33[3]	0.14	0.47	(0.34)	(0.02)	—	(0.36)	11.28	4.22	0.37[4]	0.33[4]	2.85[3]	136	11
12-31-2023	11.03	0.29[3]	0.64	0.93	(0.29)	(0.50)	—	(0.79)	11.17	8.90	0.37[4]	0.33[4]	2.54[3]	146	11
12-31-2022	14.11	0.28[3]	(2.38)	(2.10)	(0.30)	(0.68)	—	(0.98)	11.03	(14.71)	0.36[4]	0.33[4]	2.27[3]	144	16
12-31-2021	14.45	0.32[3]	0.07	0.39	(0.33)	(0.40)	—	(0.73)	14.11	2.68	0.34[4]	0.33[4]	2.19[3]	200	22
Series NAV
12-31-2025	11.25	0.40[3]	0.73	1.13	(0.45)	(0.02)	—	(0.47)	11.91	10.07	0.12[4]	0.08[4]	3.43[3]	7	11
12-31-2024	11.14	0.37[3]	0.13	0.50	(0.37)	(0.02)	—	(0.39)	11.25	4.48	0.12[4]	0.08[4]	3.20[3]	7	11
12-31-2023	11.00	0.30[3]	0.66	0.96	(0.32)	(0.50)	—	(0.82)	11.14	9.18	0.12[4]	0.08[4]	2.63[3]	7	11
12-31-2022	14.08	0.35[3]	(2.42)	(2.07)	(0.33)	(0.68)	—	(1.01)	11.00	(14.52)	0.11[4]	0.08[4]	2.84[3]	8	16
12-31-2021	14.42	0.33[3]	0.09	0.42	(0.36)	(0.40)	—	(0.76)	14.08	2.94	0.09[4]	0.08[4]	2.24[3]	8	22
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	206

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Growth Portfolio
Series I
12-31-2025	13.76	0.32[3]	1.97	2.29	(0.34)	(1.20)	—	(1.54)	14.51	16.72	0.12[4]	0.12[4]	2.17[3]	197	11
12-31-2024	13.11	0.27[3]	1.22	1.49	(0.28)	(0.56)	—	(0.84)	13.76	11.31	0.12[4]	0.11[4]	1.96[3]	198	9
12-31-2023	13.15	0.26[3]	1.75	2.01	(0.25)	(1.80)	—	(2.05)	13.11	17.00	0.12[4]	0.12[4]	1.91[3]	200	6
12-31-2022	18.57	0.29[3]	(3.35)	(3.06)	(0.27)	(2.09)	—	(2.36)	13.15	(16.08)	0.12[4]	0.11[4]	1.81[3]	194	12
12-31-2021	17.79	0.37[3]	2.11	2.48	(0.36)	(1.34)	—	(1.70)	18.57	14.07	0.11[4]	0.11[4]	1.97[3]	252	12[5]
Series II
12-31-2025	13.78	0.29[3]	1.97	2.26	(0.28)	(1.20)	—	(1.48)	14.56	16.51	0.32[4]	0.32[4]	1.99[3]	4,255	11
12-31-2024	13.12	0.24[3]	1.23	1.47	(0.25)	(0.56)	—	(0.81)	13.78	11.17	0.32[4]	0.31[4]	1.74[3]	4,222	9
12-31-2023	13.17	0.23[3]	1.75	1.98	(0.23)	(1.80)	—	(2.03)	13.12	16.67	0.32[4]	0.32[4]	1.70[3]	4,375	6
12-31-2022	18.59	0.25[3]	(3.34)	(3.09)	(0.24)	(2.09)	—	(2.33)	13.17	(16.24)	0.32[4]	0.31[4]	1.59[3]	4,184	12
12-31-2021	17.81	0.33[3]	2.11	2.44	(0.32)	(1.34)	—	(1.66)	18.59	13.84	0.31[4]	0.31[4]	1.72[3]	5,588	12[5]
Series NAV
12-31-2025	13.75	0.34[3]	1.96	2.30	(0.35)	(1.20)	—	(1.55)	14.50	16.84	0.07[4]	0.07[4]	2.33[3]	732	11
12-31-2024	13.10	0.29[3]	1.21	1.50	(0.29)	(0.56)	—	(0.85)	13.75	11.37	0.07[4]	0.06[4]	2.09[3]	642	9
12-31-2023	13.15	0.28[3]	1.73	2.01	(0.26)	(1.80)	—	(2.06)	13.10	16.97	0.07[4]	0.07[4]	2.04[3]	577	6
12-31-2022	18.56	0.30[3]	(3.34)	(3.04)	(0.28)	(2.09)	—	(2.37)	13.15	(15.99)	0.07[4]	0.06[4]	1.92[3]	495	12
12-31-2021	17.78	0.40[3]	2.09	2.49	(0.37)	(1.34)	—	(1.71)	18.56	14.13	0.06[4]	0.06[4]	2.12[3]	587	12[5]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5 Excludes merger activity.
Lifestyle Moderate Portfolio
Series I
12-31-2025	12.30	0.39[3]	1.17	1.56	(0.42)	(0.38)	—	(0.80)	13.06	12.67	0.15[4]	0.13[4]	2.98[3]	12	10
12-31-2024	12.03	0.33[3]	0.54	0.87	(0.34)	(0.26)	—	(0.60)	12.30	7.14	0.15[4]	0.13[4]	2.63[3]	12	9
12-31-2023	11.97	0.29[3]	1.06	1.35	(0.29)	(1.00)	—	(1.29)	12.03	12.15	0.15[4]	0.13[4]	2.36[3]	13	9
12-31-2022	15.82	0.31[3]	(2.75)	(2.44)	(0.31)	(1.10)	—	(1.41)	11.97	(15.19)	0.14[4]	0.13[4]	2.28[3]	12	15
12-31-2021	15.74	0.38[3]	0.75	1.13	(0.36)	(0.69)	—	(1.05)	15.82	7.25	0.13[4]	0.13[4]	2.36[3]	16	13
Series II
12-31-2025	12.33	0.36[3]	1.18	1.54	(0.37)	(0.38)	—	(0.75)	13.12	12.48	0.35[4]	0.33[4]	2.75[3]	207	10
12-31-2024	12.06	0.29[3]	0.55	0.84	(0.31)	(0.26)	—	(0.57)	12.33	6.91	0.35[4]	0.33[4]	2.35[3]	208	9
12-31-2023	12.00	0.27[3]	1.05	1.32	(0.26)	(1.00)	—	(1.26)	12.06	11.91	0.35[4]	0.33[4]	2.19[3]	231	9
12-31-2022	15.85	0.28[3]	(2.75)	(2.47)	(0.28)	(1.10)	—	(1.38)	12.00	(15.34)	0.34[4]	0.33[4]	2.00[3]	224	15
12-31-2021	15.77	0.33[3]	0.77	1.10	(0.33)	(0.69)	—	(1.02)	15.85	7.03	0.33[4]	0.33[4]	2.05[3]	301	13
Series NAV
12-31-2025	12.30	0.41[3]	1.15	1.56	(0.43)	(0.38)	—	(0.81)	13.05	12.69	0.10[4]	0.08[4]	3.15[3]	51	10
12-31-2024	12.03	0.34[3]	0.53	0.87	(0.34)	(0.26)	—	(0.60)	12.30	7.19	0.10[4]	0.08[4]	2.69[3]	47	9
12-31-2023	11.97	0.32[3]	1.03	1.35	(0.29)	(1.00)	—	(1.29)	12.03	12.21	0.10[4]	0.08[4]	2.57[3]	45	9
12-31-2022	15.81	0.33[3]	(2.76)	(2.43)	(0.31)	(1.10)	—	(1.41)	11.97	(15.08)	0.09[4]	0.08[4]	2.37[3]	39	15
12-31-2021	15.74	0.40[3]	0.73	1.13	(0.37)	(0.69)	—	(1.06)	15.81	7.23	0.08[4]	0.08[4]	2.44[3]	45	13
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	207

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Growth Trust
Series I
12-31-2025	10.80	(0.06)	0.72	0.66	—	—	—	—	11.46	6.11	0.94	0.93	(0.52)	134	143
12-31-2024	8.63	(0.06)	2.23	2.17	—	—	—	—	10.80	25.14	0.94	0.93	(0.62)	144	152
12-31-2023	7.27	(0.03)	1.39	1.36	—	—	—	—	8.63	18.71	0.94	0.94	(0.42)	135	104
12-31-2022	19.86	(0.06)	(6.98)	(7.04)	—	(5.55)	—	(5.55)	7.27	(34.64)	0.93	0.93	(0.50)	128	97
12-31-2021	26.19	(0.19)	1.58	1.39	—	(7.72)	—	(7.72)	19.86	3.54	0.92	0.92	(0.71)	215	91
Series II
12-31-2025	8.42	(0.06)	0.56	0.50	—	—	—	—	8.92	5.94	1.14	1.13	(0.72)	58	143
12-31-2024	6.75	(0.06)	1.73	1.67	—	—	—	—	8.42	24.74	1.14	1.13	(0.82)	64	152
12-31-2023	5.69	(0.04)	1.10	1.06	—	—	—	—	6.75	18.63	1.14	1.14	(0.62)	63	104
12-31-2022	17.47	(0.07)	(6.16)	(6.23)	—	(5.55)	—	(5.55)	5.69	(34.77)	1.13	1.13	(0.70)	60	97
12-31-2021	23.93	(0.22)	1.48	1.26	—	(7.72)	—	(7.72)	17.47	3.30	1.12	1.12	(0.92)	105	91
Series NAV
12-31-2025	11.35	(0.05)	0.75	0.70	—	—	—	—	12.05	6.17	0.89	0.88	(0.47)	438	143
12-31-2024	9.07	(0.06)	2.34	2.28	—	—	—	—	11.35	25.14	0.89	0.88	(0.57)	447	152
12-31-2023	7.63	(0.03)	1.47	1.44	—	—	—	—	9.07	18.87	0.89	0.89	(0.37)	408	104
12-31-2022	20.40	(0.06)	(7.16)	(7.22)	—	(5.55)	—	(5.55)	7.63	(34.61)	0.88	0.88	(0.44)	373	97
12-31-2021	26.70	(0.18)	1.60	1.42	—	(7.72)	—	(7.72)	20.40	3.58	0.87	0.87	(0.66)	611	91
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Mid Cap Index Trust
Series I
12-31-2025	21.25	0.23	1.23	1.46	(0.26)	(1.58)	—	(1.84)	20.87	6.98	0.57	0.46	1.07	808	14
12-31-2024	19.60	0.23	2.39	2.62	(0.23)	(0.74)	—	(0.97)	21.25	13.37	0.56	0.45	1.09	886	15
12-31-2023	18.11	0.23	2.46	2.69	(0.21)	(0.99)	—	(1.20)	19.60	16.01	0.57	0.46	1.21	883	19
12-31-2022	24.89	0.25	(3.67)	(3.42)	(0.24)	(3.12)	—	(3.36)	18.11	(13.43)	0.56	0.45	1.15	844	12
12-31-2021	21.34	0.19	4.95	5.14	(0.23)	(1.36)	—	(1.59)	24.89	24.21	0.56	0.45	0.78	1,086	17
Series II
12-31-2025	21.06	0.18	1.24	1.42	(0.23)	(1.58)	—	(1.81)	20.67	6.81	0.77	0.66	0.87	49	14
12-31-2024	19.44	0.19	2.36	2.55	(0.19)	(0.74)	—	(0.93)	21.06	13.13	0.76	0.65	0.89	55	15
12-31-2023	17.98	0.19	2.43	2.62	(0.17)	(0.99)	—	(1.16)	19.44	15.73	0.77	0.66	1.01	56	19
12-31-2022	24.73	0.20	(3.63)	(3.43)	(0.20)	(3.12)	—	(3.32)	17.98	(13.59)	0.76	0.65	0.95	55	12
12-31-2021	21.21	0.14	4.91	5.05	(0.17)	(1.36)	—	(1.53)	24.73	23.96	0.76	0.65	0.58	73	17
Series NAV
12-31-2025	21.25	0.24	1.23	1.47	(0.27)	(1.58)	—	(1.85)	20.87	7.03	0.52	0.41	1.13	318	14
12-31-2024	19.59	0.24	2.40	2.64	(0.24)	(0.74)	—	(0.98)	21.25	13.47	0.51	0.40	1.15	303	15
12-31-2023	18.11	0.24	2.45	2.69	(0.22)	(0.99)	—	(1.21)	19.59	16.00	0.52	0.41	1.27	273	19
12-31-2022	24.89	0.26	(3.66)	(3.40)	(0.26)	(3.12)	—	(3.38)	18.11	(13.39)	0.51	0.40	1.20	235	12
12-31-2021	21.34	0.21	4.94	5.15	(0.24)	(1.36)	—	(1.60)	24.89	24.27	0.51	0.40	0.84	297	17
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	208

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Value Trust
Series I
12-31-2025	10.86	0.15	0.46	0.61	(0.13)	(1.99)	—	(2.12)	9.35	5.85	0.98	0.92	1.40	219	56
12-31-2024	9.87	0.12	1.49	1.61	(0.04)	(0.58)	—	(0.62)	10.86	16.24	0.98	0.92	1.09	245	50
12-31-2023	9.95	0.11	1.44	1.55	(0.12)	(1.51)	—	(1.63)	9.87	18.52	0.98	0.93	1.04	235	46
12-31-2022	11.97	0.11	(0.69)	(0.58)	(0.10)	(1.34)	—	(1.44)	9.95	(4.31)	0.98	0.93	0.94	222	49
12-31-2021	10.18	0.06	2.42	2.48	(0.12)	(0.57)	—	(0.69)	11.97	24.34	1.04	0.99	0.48	241	26
Series II
12-31-2025	10.88	0.13	0.46	0.59	(0.11)	(1.99)	—	(2.10)	9.37	5.65	1.18	1.12	1.20	48	56
12-31-2024	9.88	0.10	1.50	1.60	(0.02)	(0.58)	—	(0.60)	10.88	16.14	1.18	1.12	0.88	53	50
12-31-2023	9.96	0.09	1.44	1.53	(0.10)	(1.51)	—	(1.61)	9.88	18.25	1.18	1.13	0.84	54	46
12-31-2022	11.98	0.08	(0.69)	(0.61)	(0.07)	(1.34)	—	(1.41)	9.96	(4.52)	1.18	1.13	0.74	51	49
12-31-2021	10.19	0.03	2.42	2.45	(0.09)	(0.57)	—	(0.66)	11.98	24.10	1.24	1.19	0.28	56	26
Series NAV
12-31-2025	10.74	0.15	0.45	0.60	(0.13)	(1.99)	—	(2.12)	9.22	5.87	0.93	0.87	1.45	318	56
12-31-2024	9.76	0.12	1.48	1.60	(0.04)	(0.58)	—	(0.62)	10.74	16.37	0.93	0.87	1.13	330	50
12-31-2023	9.85	0.11	1.44	1.55	(0.13)	(1.51)	—	(1.64)	9.76	18.65	0.93	0.88	1.09	331	46
12-31-2022	11.87	0.11	(0.69)	(0.58)	(0.10)	(1.34)	—	(1.44)	9.85	(4.30)	0.93	0.88	0.98	296	49
12-31-2021	10.11	0.06	2.39	2.45	(0.12)	(0.57)	—	(0.69)	11.87	24.26	0.99	0.94	0.53	366	26
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Real Estate Securities Trust
Series I
12-31-2025	20.46	0.43	(0.30)	0.13	(0.38)	—	—	(0.38)	20.21	0.63	0.82	0.81	2.13	43	108
12-31-2024	18.85	0.37	1.67	2.04	(0.43)	—	—	(0.43)	20.46	10.71	0.81	0.81	1.89	50	70
12-31-2023	17.44	0.42	1.71	2.13	(0.40)	(0.32)	—	(0.72)	18.85	13.02	0.82	0.81	2.36	52	106
12-31-2022	27.47	0.35	(8.23)	(7.88)	(0.25)	(1.90)	—	(2.15)	17.44	(28.51)	0.81	0.80	1.60	51	93
12-31-2021	18.97	0.31	8.54	8.85	(0.35)	—	—	(0.35)	27.47	46.79	0.80	0.79	1.33	79	63
Series II
12-31-2025	20.44	0.39	(0.30)	0.09	(0.35)	—	—	(0.35)	20.18	0.40	1.02	1.01	1.92	20	108
12-31-2024	18.84	0.33	1.67	2.00	(0.40)	—	—	(0.40)	20.44	10.49	1.01	1.01	1.68	23	70
12-31-2023	17.43	0.38	1.72	2.10	(0.37)	(0.32)	—	(0.69)	18.84	12.80	1.02	1.01	2.13	25	106
12-31-2022	27.44	0.31	(8.22)	(7.91)	(0.20)	(1.90)	—	(2.10)	17.43	(28.64)	1.01	1.00	1.40	28	93
12-31-2021	18.96	0.26	8.52	8.78	(0.30)	—	—	(0.30)	27.44	46.46	1.00	0.99	1.14	44	63
Series NAV
12-31-2025	20.29	0.44	(0.31)	0.13	(0.39)	—	—	(0.39)	20.03	0.63	0.77	0.76	2.21	231	108
12-31-2024	18.69	0.38	1.66	2.04	(0.44)	—	—	(0.44)	20.29	10.79	0.76	0.76	1.94	227	70
12-31-2023	17.30	0.43	1.69	2.12	(0.41)	(0.32)	—	(0.73)	18.69	13.06	0.77	0.76	2.42	216	106
12-31-2022	27.28	0.36	(8.18)	(7.82)	(0.26)	(1.90)	—	(2.16)	17.30	(28.45)	0.76	0.75	1.66	208	93
12-31-2021	18.84	0.32	8.48	8.80	(0.36)	—	—	(0.36)	27.28	46.80	0.75	0.74	1.39	309	63
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	209

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Science & Technology Trust
Series I
12-31-2025	24.85	(0.08)	5.95	5.87	—	(5.53)	—	(5.53)	25.19	23.58	1.05	0.98	(0.31)	910	230
12-31-2024	18.02	(0.10)	6.93	6.83	—	—	—	—	24.85	37.90	1.05	0.99	(0.46)	879	240
12-31-2023	11.65	(0.04)	6.41	6.37	—	—	—	—	18.02	54.68	1.05	1.00	(0.27)	718	208
12-31-2022	36.59	(0.15)	(13.09)	(13.24)	—	(11.70)	—	(11.70)	11.65	(35.67)	1.09	1.04	(0.66)	473	116
12-31-2021	41.87	(0.25)	4.10	3.85	—	(9.13)	—	(9.13)	36.59	8.53	1.11	1.06	(0.58)	834	87
Series II
12-31-2025	20.43	(0.10)	4.87	4.77	—	(5.53)	—	(5.53)	19.67	23.29	1.25	1.18	(0.51)	68	230
12-31-2024	14.84	(0.12)	5.71	5.59	—	—	—	—	20.43	37.58	1.25	1.19	(0.66)	65	240
12-31-2023	9.62	(0.06)	5.28	5.22	—	—	—	—	14.84	54.37	1.25	1.20	(0.47)	61	208
12-31-2022	33.48	(0.17)	(11.99)	(12.16)	—	(11.70)	—	(11.70)	9.62	(35.76)	1.29	1.24	(0.86)	43	116
12-31-2021	39.08	(0.31)	3.84	3.53	—	(9.13)	—	(9.13)	33.48	8.31	1.31	1.26	(0.78)	79	87
Series NAV
12-31-2025	25.94	(0.07)	6.21	6.14	—	(5.53)	—	(5.53)	26.55	23.64	1.00	0.93	(0.25)	222	230
12-31-2024	18.80	(0.09)	7.23	7.14	—	—	—	—	25.94	37.98	1.00	0.94	(0.41)	198	240
12-31-2023	12.15	(0.04)	6.69	6.65	—	—	—	—	18.80	54.73	1.00	0.95	(0.22)	160	208
12-31-2022	37.35	(0.14)	(13.36)	(13.50)	—	(11.70)	—	(11.70)	12.15	(35.64)	1.04	0.99	(0.60)	105	116
12-31-2021	42.55	(0.23)	4.16	3.93	—	(9.13)	—	(9.13)	37.35	8.58	1.06	1.01	(0.53)	158	87
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Small Cap Core Trust
Series I
12-31-2025	13.75	0.04	(0.05)	(0.01)	(0.15)	(1.29)	—	(1.44)	12.30	0.06	1.02	1.01	0.34	105	147[3]
12-31-2024	13.82	0.10	0.72	0.82	(0.10)	(0.79)	—	(0.89)	13.75	5.93	1.05	1.04	0.74	123	53
12-31-2023	13.49	0.10	1.53	1.63	(0.05)	(1.25)	—	(1.30)	13.82	14.01	1.05	1.04	0.77	133	47
12-31-2022	18.30	0.15	(2.04)	(1.89)	(0.15)	(2.77)	—	(2.92)	13.49	(10.24)	1.04	1.04	0.93	140	42
12-31-2021	14.70	0.09	3.75	3.84	(0.09)	(0.15)	—	(0.24)	18.30	26.19	1.03	1.03	0.53	182	32
Series II
12-31-2025	13.59	0.02	(0.05)	(0.03)	(0.13)	(1.29)	—	(1.42)	12.14	(0.12)	1.22	1.21	0.14	16	147[3]
12-31-2024	13.67	0.07	0.72	0.79	(0.08)	(0.79)	—	(0.87)	13.59	5.74	1.25	1.24	0.54	18	53
12-31-2023	13.35	0.08	1.52	1.60	(0.03)	(1.25)	—	(1.28)	13.67	13.85	1.25	1.24	0.57	20	47
12-31-2022	18.15	0.12	(2.04)	(1.92)	(0.11)	(2.77)	—	(2.88)	13.35	(10.49)	1.24	1.24	0.73	21	42
12-31-2021	14.58	0.06	3.72	3.78	(0.06)	(0.15)	—	(0.21)	18.15	25.97	1.23	1.23	0.34	27	32
Series NAV
12-31-2025	13.66	0.06	(0.06)	—[4]	(0.16)	(1.29)	—	(1.45)	12.21	0.11	0.97	0.96	0.46	173	147[3]
12-31-2024	13.73	0.11	0.72	0.83	(0.11)	(0.79)	—	(0.90)	13.66	6.01	1.00	0.99	0.79	301	53
12-31-2023	13.41	0.11	1.52	1.63	(0.06)	(1.25)	—	(1.31)	13.73	14.07	1.00	0.99	0.83	309	47
12-31-2022	18.22	0.16	(2.04)	(1.88)	(0.16)	(2.77)	—	(2.93)	13.41	(10.25)	0.99	0.99	0.98	271	42
12-31-2021	14.63	0.10	3.74	3.84	(0.10)	(0.15)	—	(0.25)	18.22	26.30	0.98	0.98	0.59	344	32
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 4 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	210

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Index Trust
Series I
12-31-2025	14.11	0.13	1.60	1.73	(0.19)	(0.87)	—	(1.06)	14.78	12.25	0.59	0.53	0.93	361	12
12-31-2024	13.08	0.13	1.29	1.42	(0.07)	(0.32)	—	(0.39)	14.11	10.84	0.59	0.53	0.93	368	13
12-31-2023	11.57	0.15	1.69	1.84	(0.15)	(0.18)	—	(0.33)	13.08	16.49	0.59	0.53	1.21	367	11
12-31-2022	17.26	0.12	(3.65)	(3.53)	(0.15)	(2.01)	—	(2.16)	11.57	(20.65)	0.58	0.53	0.88	341	13
12-31-2021	16.31	0.12	2.27	2.39	(0.10)	(1.34)	—	(1.44)	17.26	14.49	0.57	0.51	0.67	460	20
Series II
12-31-2025	13.97	0.10	1.59	1.69	(0.16)	(0.87)	—	(1.03)	14.63	12.12	0.79	0.73	0.73	24	12
12-31-2024	12.96	0.10	1.27	1.37	(0.04)	(0.32)	—	(0.36)	13.97	10.60	0.79	0.73	0.72	26	13
12-31-2023	11.47	0.12	1.68	1.80	(0.13)	(0.18)	—	(0.31)	12.96	16.22	0.79	0.73	1.01	27	11
12-31-2022	17.13	0.09	(3.62)	(3.53)	(0.12)	(2.01)	—	(2.13)	11.47	(20.81)	0.78	0.73	0.67	26	13
12-31-2021	16.20	0.08	2.26	2.34	(0.07)	(1.34)	—	(1.41)	17.13	14.25	0.77	0.71	0.46	37	20
Series NAV
12-31-2025	14.13	0.14	1.61	1.75	(0.19)	(0.87)	—	(1.06)	14.82	12.42	0.54	0.48	0.98	168	12
12-31-2024	13.10	0.13	1.29	1.42	(0.07)	(0.32)	—	(0.39)	14.13	10.87	0.54	0.48	0.97	147	13
12-31-2023	11.59	0.15	1.70	1.85	(0.16)	(0.18)	—	(0.34)	13.10	16.52	0.54	0.48	1.26	146	11
12-31-2022	17.29	0.13	(3.66)	(3.53)	(0.16)	(2.01)	—	(2.17)	11.59	(20.63)	0.53	0.48	0.92	125	13
12-31-2021	16.33	0.13	2.28	2.41	(0.11)	(1.34)	—	(1.45)	17.29	14.59	0.52	0.46	0.73	169	20
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Small Cap Opportunities Trust
Series I
12-31-2025	27.84	0.29	2.19	2.48	(0.29)	(2.35)	—	(2.64)	27.68	9.18	0.94	0.93	1.07	83	55
12-31-2024	27.34	0.29	2.04	2.33	(0.16)	(1.67)	—	(1.83)	27.84	8.58	1.15	0.88	1.03	84	24
12-31-2023	25.71	0.16	3.99	4.15	(0.11)	(2.41)	—	(2.52)	27.34	18.05	1.15	0.89	0.61	85	18
12-31-2022	33.56	0.11	(3.55)	(3.44)	(0.16)	(4.25)	—	(4.41)	25.71	(10.07)	1.15	0.89	0.38	78	27
12-31-2021	26.24	0.19	7.96	8.15	(0.15)	(0.68)	—	(0.83)	33.56	31.10	1.14	0.91	0.61	95	28
Series II
12-31-2025	26.89	0.23	2.10	2.33	(0.24)	(2.35)	—	(2.59)	26.63	8.94	1.14	1.13	0.86	26	55
12-31-2024	26.47	0.22	1.98	2.20	(0.11)	(1.67)	—	(1.78)	26.89	8.37	1.35	1.08	0.83	28	24
12-31-2023	24.97	0.10	3.87	3.97	(0.06)	(2.41)	—	(2.47)	26.47	17.83	1.35	1.09	0.40	29	18
12-31-2022	32.73	0.05	(3.47)	(3.42)	(0.09)	(4.25)	—	(4.34)	24.97	(10.24)	1.35	1.09	0.18	28	27
12-31-2021	25.61	0.12	7.78	7.90	(0.10)	(0.68)	—	(0.78)	32.73	30.85	1.34	1.11	0.39	35	28
Series NAV
12-31-2025	27.54	0.31	2.15	2.46	(0.30)	(2.35)	—	(2.65)	27.35	9.22	0.89	0.88	1.13	72	55
12-31-2024	27.06	0.30	2.02	2.32	(0.17)	(1.67)	—	(1.84)	27.54	8.64	1.10	0.83	1.07	58	24
12-31-2023	25.47	0.17	3.95	4.12	(0.12)	(2.41)	—	(2.53)	27.06	18.12	1.10	0.84	0.66	59	18
12-31-2022	33.30	0.14	(3.55)	(3.41)	(0.17)	(4.25)	—	(4.42)	25.47	(10.03)	1.10	0.84	0.48	46	27
12-31-2021	26.04	0.21	7.90	8.11	(0.17)	(0.68)	—	(0.85)	33.30	31.16	1.09	0.86	0.67	38	28
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	211

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Stock Trust
Series I
12-31-2025	6.52	(0.04)	0.87	0.83	(0.01)	—	—	(0.01)	7.34	12.66	1.14	1.13	(0.66)	35	71
12-31-2024	5.84	(0.03)	0.71	0.68	—	—	—	—	6.52	11.64	1.13	1.12	(0.49)	73	47
12-31-2023	5.03	(0.02)	0.83	0.81	—	—	—	—	5.84	16.10	1.14	1.13	(0.45)	75	41
12-31-2022	10.26	(0.03)	(3.11)	(3.14)	—	(2.09)	—	(2.09)	5.03	(31.12)	1.13	1.12	(0.43)	70	86
12-31-2021	11.92	(0.11)	0.29	0.18	—	(1.84)	—	(1.84)	10.26	1.20	1.11	1.10	(0.88)	114	107
Series II
12-31-2025	5.52	(0.05)	0.74	0.69	—	—	—	—	6.21	12.50	1.34	1.33	(0.86)	17	71
12-31-2024	4.96	(0.04)	0.60	0.56	—	—	—	—	5.52	11.29	1.33	1.32	(0.69)	19	47
12-31-2023	4.28	(0.03)	0.71	0.68	—	—	—	—	4.96	15.89	1.34	1.33	(0.65)	20	41
12-31-2022	9.19	(0.04)	(2.78)	(2.82)	—	(2.09)	—	(2.09)	4.28	(31.25)	1.33	1.32	(0.63)	21	86
12-31-2021	10.88	(0.12)	0.27	0.15	—	(1.84)	—	(1.84)	9.19	1.06	1.31	1.30	(1.08)	35	107
Series NAV
12-31-2025	6.76	(0.04)	0.90	0.86	(0.01)	—	—	(0.01)	7.61	12.70	1.09	1.08	(0.61)	213	71
12-31-2024	6.06	(0.03)	0.73	0.70	—	—	—	—	6.76	11.55	1.08	1.07	(0.44)	200	47
12-31-2023	5.21	(0.02)	0.87	0.85	—	—	—	—	6.06	16.31	1.09	1.08	(0.40)	184	41
12-31-2022	10.52	(0.03)	(3.19)	(3.22)	—	(2.09)	—	(2.09)	5.21	(31.13)	1.08	1.07	(0.38)	162	86
12-31-2021	12.17	(0.10)	0.29	0.19	—	(1.84)	—	(1.84)	10.52	1.27	1.06	1.05	(0.83)	258	107
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Small Company Value Trust
Series I
12-31-2025	9.66	0.04	0.63	0.67	(0.05)	(0.92)	—	(0.97)	9.36	7.12	1.22	1.14	0.42	39	40
12-31-2024	9.16	0.05	0.88	0.93	(0.05)	(0.38)	—	(0.43)	9.66	10.20	1.20	1.12	0.51	40	32
12-31-2023	8.79	0.05	1.00	1.05	(0.02)	(0.66)	—	(0.68)	9.16	13.49	1.21	1.14	0.57	43	28
12-31-2022	12.59	0.03	(2.37)	(2.34)	—	(1.46)	—	(1.46)	8.79	(18.73)	1.20	1.13	0.25	43	26
12-31-2021	10.55	—[3]	2.39	2.39	(0.04)	(0.31)	—	(0.35)	12.59	22.70	1.18	1.11	(0.02)	58	23
Series II
12-31-2025	9.01	0.02	0.59	0.61	(0.03)	(0.92)	—	(0.95)	8.67	7.00	1.42	1.34	0.22	27	40
12-31-2024	8.58	0.03	0.82	0.85	(0.04)	(0.38)	—	(0.42)	9.01	9.88	1.40	1.32	0.31	29	32
12-31-2023	8.27	0.03	0.95	0.98	(0.01)	(0.66)	—	(0.67)	8.58	13.38	1.41	1.34	0.37	32	28
12-31-2022	11.98	—[3]	(2.25)	(2.25)	—	(1.46)	—	(1.46)	8.27	(18.95)	1.40	1.33	0.05	32	26
12-31-2021	10.05	(0.03)	2.29	2.26	(0.02)	(0.31)	—	(0.33)	11.98	22.51	1.38	1.31	(0.22)	44	23
Series NAV
12-31-2025	9.59	0.04	0.62	0.66	(0.05)	(0.92)	—	(0.97)	9.28	7.11	1.17	1.09	0.48	62	40
12-31-2024	9.09	0.05	0.89	0.94	(0.06)	(0.38)	—	(0.44)	9.59	10.32	1.15	1.07	0.56	58	32
12-31-2023	8.73	0.06	0.99	1.05	(0.03)	(0.66)	—	(0.69)	9.09	13.52	1.16	1.09	0.62	55	28
12-31-2022	12.51	0.03	(2.35)	(2.32)	—	(1.46)	—	(1.46)	8.73	(18.70)	1.15	1.08	0.30	55	26
12-31-2021	10.48	—[3]	2.39	2.39	(0.05)	(0.31)	—	(0.36)	12.51	22.81	1.13	1.06	0.04	68	23
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Less than $0.005 per share.
Strategic Equity Allocation Trust
Series NAV
12-31-2025	17.74	0.26	3.36	3.62	(0.31)	(2.30)	—	(2.61)	18.75	20.70	0.68	0.54	1.36	6,943	5
12-31-2024	17.09	0.27	2.42	2.69	(0.28)	(1.76)	—	(2.04)	17.74	15.65	0.68	0.53	1.46	6,983	4
12-31-2023	15.20	0.27	2.88	3.15	(0.27)	(0.99)	—	(1.26)	17.09	21.86	0.68	0.54	1.65	7,219	4
12-31-2022	22.63	0.30	(4.26)	(3.96)	(0.30)	(3.17)	—	(3.47)	15.20	(16.98)	0.67	0.53	1.58	6,905	4
12-31-2021	20.98	0.29	4.08	4.37	(0.42)	(2.30)	—	(2.72)	22.63	21.15	0.66	0.53	1.27	9,291	6
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	212

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Total Stock Market Index Trust
Series I
12-31-2025	28.71	0.25	4.51	4.76	(0.27)	(0.61)	—	(0.88)	32.59	16.63	0.57	0.49	0.84	570	7
12-31-2024	24.29	0.27	5.41	5.68	(0.14)	(1.12)	—	(1.26)	28.71	23.48	0.57	0.49	0.99	568	3
12-31-2023	20.82	0.27	4.82	5.09	(0.25)	(1.37)	—	(1.62)	24.29	25.53	0.58	0.50	1.18	507	2
12-31-2022	30.88	0.27	(6.54)	(6.27)	(0.28)	(3.51)	—	(3.79)	20.82	(20.41)	0.57	0.49	1.06	442	1
12-31-2021	26.26	0.26	6.12	6.38	(0.33)	(1.43)	—	(1.76)	30.88	24.45	0.56	0.48	0.87	629	8
Series II
12-31-2025	28.50	0.19	4.48	4.67	(0.22)	(0.61)	—	(0.83)	32.34	16.43	0.77	0.69	0.64	50	7
12-31-2024	24.13	0.21	5.38	5.59	(0.10)	(1.12)	—	(1.22)	28.50	23.23	0.77	0.69	0.79	49	3
12-31-2023	20.70	0.22	4.79	5.01	(0.21)	(1.37)	—	(1.58)	24.13	25.25	0.78	0.70	0.98	45	2
12-31-2022	30.71	0.22	(6.50)	(6.28)	(0.22)	(3.51)	—	(3.73)	20.70	(20.54)	0.77	0.69	0.86	38	1
12-31-2021	26.13	0.20	6.08	6.28	(0.27)	(1.43)	—	(1.70)	30.71	24.19	0.76	0.68	0.67	53	8
Series NAV
12-31-2025	28.71	0.27	4.51	4.78	(0.29)	(0.61)	—	(0.90)	32.59	16.68	0.52	0.44	0.89	515	7
12-31-2024	24.29	0.28	5.41	5.69	(0.15)	(1.12)	—	(1.27)	28.71	23.53	0.52	0.44	1.04	412	3
12-31-2023	20.82	0.28	4.83	5.11	(0.27)	(1.37)	—	(1.64)	24.29	25.58	0.53	0.45	1.23	253	2
12-31-2022	30.87	0.28	(6.53)	(6.25)	(0.29)	(3.51)	—	(3.80)	20.82	(20.34)	0.52	0.44	1.11	195	1
12-31-2021	26.25	0.27	6.12	6.39	(0.34)	(1.43)	—	(1.77)	30.87	24.51	0.51	0.43	0.92	260	8
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
U.S. Growth Trust
Series I
12-31-2025	6.13	(0.01)	1.25	1.24	—	(0.71)	—	(0.71)	6.66	20.60	0.75	0.74	(0.11)	245	127[3]
12-31-2024	4.94	(0.02)	1.53	1.51	—	(0.32)	—	(0.32)	6.13	30.81	0.80	0.79	(0.31)	232	30
12-31-2023	3.28	(0.01)	1.73	1.72	—	(0.06)	—	(0.06)	4.94	52.85	0.82	0.81	(0.17)	204	34
12-31-2022	7.48	(0.01)	(2.70)	(2.71)	—	(1.49)	—	(1.49)	3.28	(37.70)	0.81	0.81	(0.22)	151	31
12-31-2021	7.60	(0.04)	1.26	1.22	—	(1.34)	—	(1.34)	7.48	15.75	0.79	0.78	(0.50)	272	40
Series II
12-31-2025	4.59	(0.01)	0.93	0.92	—	(0.71)	—	(0.71)	4.80	20.55	0.95	0.94	(0.31)	69	127[3]
12-31-2024	3.77	(0.02)	1.16	1.14	—	(0.32)	—	(0.32)	4.59	30.54	1.00	0.99	(0.51)	66	30
12-31-2023	2.52	(0.01)	1.32	1.31	—	(0.06)	—	(0.06)	3.77	52.51	1.02	1.01	(0.37)	61	34
12-31-2022	6.28	(0.02)	(2.25)	(2.27)	—	(1.49)	—	(1.49)	2.52	(37.88)	1.01	1.01	(0.42)	46	31
12-31-2021	6.57	(0.05)	1.10	1.05	—	(1.34)	—	(1.34)	6.28	15.64	0.99	0.98	(0.70)	88	40
Series NAV
12-31-2025	6.23	—[4]	1.27	1.27	—	(0.71)	—	(0.71)	6.79	20.76	0.70	0.69	(0.06)	431	127[3]
12-31-2024	5.02	(0.02)	1.55	1.53	—	(0.32)	—	(0.32)	6.23	30.71	0.75	0.74	(0.26)	389	30
12-31-2023	3.33	—[4]	1.75	1.75	—	(0.06)	—	(0.06)	5.02	52.95	0.77	0.76	(0.12)	317	34
12-31-2022	7.55	(0.01)	(2.72)	(2.73)	—	(1.49)	—	(1.49)	3.33	(37.59)	0.76	0.76	(0.18)	217	31
12-31-2021	7.66	(0.04)	1.27	1.23	—	(1.34)	—	(1.34)	7.55	15.76	0.74	0.73	(0.45)	436	40
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 4 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	213

John Hancock Variable Insurance Trust
Notes to financial statements

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, thirty-five of which are presented in this report (the portfolios).
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and  Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios invest are outlined in the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at www.sec.gov. John Hancock underlying funds' shareholder reports and financial statements are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. Capital Research and Management Company serves as investment advisor for the American Funds Insurance Series' master funds. The underlying funds are not covered by this report.
The portfolios may offer multiple classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation (MFC) except in the case of the Disciplined Value Emerging Markets Equity Trust, Financial Industries Trust, Fundamental All Cap Core Trust, International Equity Index Trust and International Small Company Trust. Series NAV of Disciplined Value Emerging Markets Equity Trust and International Equity Index Trust and Series II of Disciplined Value Emerging Markets Equity Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
Prior to April 26, 2025, Small Cap Core Trust was known as Small Cap Value Trust.
Prior to May 29, 2025, U.S. Growth Trust was known as Capital Appreciation Trust.
At a meeting held on December 9-11, 2025, the Board of Trustees of the Trust, of which American International Trust is a series, voted to recommend that the shareholders of the fund approve a reorganization, that is expected to be tax-free, of the fund into Disciplined Value International Trust, also a series of the Trust. Shareholders of record as of February 6, 2026, are entitled to vote on the reorganization. A shareholder meeting is scheduled to be held on or about April 7, 2026. If approved by the fund's shareholders, the reorganization is expected to occur as of the close of business on or about April 24, 2026.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Variable Trust Advisers LLC, the portfolios' valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued based on the settlement price. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

Significant accounting policies, continued

The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of December 31, 2025, by major security category or type:
	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	11,990,744,488	$11,990,744,488	—	—
Short-term investments	242,620,997	242,620,997	—	—
Total investments in securities	$12,233,365,485	$12,233,365,485	—	—
Derivatives:
Liabilities
Futures	$(908,157)	$(908,157)	—	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,221,811,478	$1,221,811,478	—	—
Total investments in securities	$1,221,811,478	$1,221,811,478	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$206,849,099	$206,849,099	—	—
Total investments in securities	$206,849,099	$206,849,099	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$1,098,571,337	$1,098,571,337	—	—
Total investments in securities	$1,098,571,337	$1,098,571,337	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$1,002,564,328	$1,002,564,328	—	—
Total investments in securities	$1,002,564,328	$1,002,564,328	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$388,235,761	$388,235,761	—	—
Total investments in securities	$388,235,761	$388,235,761	—	—

Significant accounting policies, continued

	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$327,051,463	$327,051,463	—	—
Consumer discretionary	366,063,781	366,063,781	—	—
Consumer staples	14,523,469	14,523,469	—	—
Financials	176,592,335	172,960,817	$3,631,518	—
Health care	152,549,886	152,549,886	—	—
Industrials	70,258,150	70,258,150	—	—
Information technology	1,051,139,846	1,051,139,846	—	—
Materials	13,856,148	13,856,148	—	—
Utilities	11,750,820	11,750,820	—	—
Corporate bonds	3,539,131	—	3,539,131	—
Short-term investments	5,226,950	5,226,950	—	—
Total investments in securities	$2,192,551,979	$2,185,381,330	$7,170,649	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$314,247,393	$314,247,393	—	—
Preferred securities	252,374	252,374	—	—
U.S. Government and Agency obligations	79,979,375	—	$79,979,375	—
Corporate bonds	36,394,740	—	36,394,740	—
Term loans	47,516,059	—	47,516,059	—
Asset-backed securities	522,982	—	522,982	—
Short-term investments	14,629,830	13,982,830	647,000	—
Total investments in securities	$493,542,753	$328,482,597	$165,060,156	—
Derivatives:
Liabilities
Written options	$(1,268,860)	—	$(1,268,860)	—

Disciplined Value Emerging Markets Equity Trust
Investments in securities:
Assets
Common stocks
Brazil	$17,905,124	$1,878,187	$16,026,937	—
Chile	1,019,616	1,019,616	—	—
China	47,879,192	4,767,663	43,104,404	$7,125
Colombia	3,710,562	3,710,562	—	—
Greece	1,242,419	—	1,242,419	—
Hong Kong	11,821,554	—	11,821,554	—
Hungary	5,634,737	—	5,634,737	—
India	26,004,924	1,349,788	24,649,946	5,190
Indonesia	234,482	—	231,410	3,072
Japan	822,551	—	822,551	—
Luxembourg	9,925,320	8,609,721	1,315,599	—
Mexico	15,997,922	15,997,922	—	—
Peru	10,453,114	10,453,114	—	—
Philippines	1,974,894	—	1,973,855	1,039
Russia	—	—	—	—
Saudi Arabia	7,920,317	—	7,920,317	—
Singapore	11,484,892	—	11,484,892	—
South Africa	11,654,848	—	11,654,848	—

Significant accounting policies, continued

	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value Emerging Markets Equity Trust (continued)
South Korea	$18,427,269	$3,056,571	$15,306,981	$63,717
Spain	1,418,740	1,418,740	—	—
Taiwan	24,672,870	1,687,197	22,985,673	—
Thailand	533,877	—	533,877	—
Turkey	—	—	—	—
United Kingdom	7,371,977	788,499	6,583,478	—
United States	9,630,787	8,257,066	1,373,721	—
Preferred securities	12,375,478	—	12,375,478	—
Rights	15,600	—	15,600	—
Short-term investments	9,523,421	9,523,421	—	—
Total investments in securities	$269,656,487	$72,518,067	$197,058,277	$80,143
Derivatives:
Liabilities
Swap contracts	$(13,515)	—	$(13,515)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Australia	$7,385,661	—	$7,385,661	—
Austria	1,932,150	—	1,932,150	—
Bermuda	10,739,380	$4,454,647	6,284,733	—
Brazil	4,165,907	2,613,909	1,551,998	—
Canada	17,919,296	17,919,296	—	—
China	5,026,041	—	5,026,041	—
Denmark	11,792,407	—	11,792,407	—
Finland	3,569,248	—	3,569,248	—
France	34,295,060	—	34,295,060	—
Germany	8,422,050	—	8,422,050	—
Hong Kong	8,481,019	—	8,481,019	—
India	6,727,672	6,727,672	—	—
Ireland	5,018,760	2,160,036	2,858,724	—
Italy	9,997,021	—	9,997,021	—
Japan	58,703,046	—	58,703,046	—
Luxembourg	2,131,391	2,131,391	—	—
Mexico	7,231,515	7,231,515	—	—
Netherlands	13,943,895	—	13,943,895	—
Norway	3,127,476	—	3,127,476	—
South Korea	33,231,255	1,988,246	31,243,009	—
Spain	10,392,367	—	10,392,367	—
Switzerland	9,551,094	—	9,551,094	—
United Kingdom	60,217,217	7,528,507	52,688,710	—
Short-term investments	12,428,798	12,428,798	—	—
Total investments in securities	$346,429,726	$65,184,017	$281,245,709	—

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$57,831,673	$57,831,673	—	—
Consumer discretionary	35,414,141	35,414,141	—	—
Consumer staples	59,263,565	59,263,565	—	—
Energy	72,558,374	60,621,339	$11,937,035	—

Significant accounting policies, continued

	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Equity Income Trust (continued)
Financials	$197,968,027	$197,968,027	—	—
Health care	116,385,840	112,931,197	$3,454,643	—
Industrials	118,750,947	107,235,887	11,515,060	—
Information technology	88,388,098	75,127,074	13,261,024	—
Materials	25,356,746	25,356,746	—	—
Real estate	29,967,534	29,967,534	—	—
Utilities	50,574,204	50,574,204	—	—
Preferred securities
Consumer discretionary	825,592	—	825,592	—
Industrials	4,086,556	4,086,556	—	—
Utilities	2,189,804	2,189,804	—	—
Short-term investments	21,882,549	21,882,549	—	—
Total investments in securities	$881,443,650	$840,450,296	$40,993,354	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$72,344,146	$61,881,692	$10,462,454	—
Capital markets	28,883,059	27,110,722	1,772,337	—
Consumer finance	9,253,916	9,253,916	—	—
Financial services	7,400,274	7,400,274	—	—
Insurance	20,488,263	16,110,074	4,378,189	—
Short-term investments	3,646,260	3,646,260	—	—
Total investments in securities	$142,015,918	$125,402,938	$16,612,980	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$306,279,164	$306,279,164	—	—
Consumer discretionary	454,298,184	454,298,184	—	—
Consumer staples	62,658,495	62,658,495	—	—
Energy	78,433,644	78,433,644	—	—
Financials	219,190,161	219,190,161	—	—
Health care	465,882,118	465,882,118	—	—
Industrials	122,696,948	122,696,948	—	—
Information technology	718,630,907	691,257,634	$27,373,273	—
Real estate	106,881,568	106,881,568	—	—
Short-term investments	34,359,483	34,359,483	—	—
Total investments in securities	$2,569,310,672	$2,541,937,399	$27,373,273	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$69,818,153	$69,818,153	—	—
Consumer discretionary	72,548,436	65,857,935	$6,690,501	—
Consumer staples	62,074,126	45,228,125	16,846,001	—
Energy	56,804,122	56,804,122	—	—
Financials	134,778,156	134,778,156	—	—
Health care	167,922,255	167,922,255	—	—
Industrials	97,150,261	88,948,582	8,201,679	—

Significant accounting policies, continued

	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental Large Cap Value Trust (continued)
Information technology	$112,478,179	$94,676,986	$17,801,193	—
Materials	8,105,111	8,105,111	—	—
Real estate	24,384,773	24,384,773	—	—
Escrow certificates	—	—	—	—
Short-term investments	31,531,614	31,531,614	—	—
Total investments in securities	$837,595,186	$788,055,812	$49,539,374	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Global Equity Trust
Investments in securities:
Assets
Common stocks
Belgium	$5,742,651	—	$5,742,651	—
Denmark	5,158,017	—	5,158,017	—
France	20,719,563	—	20,719,563	—
Germany	16,224,418	—	16,224,418	—
Hong Kong	5,075,657	—	5,075,657	—
Ireland	26,122,249	$26,122,249	—	—
Japan	21,728,620	—	21,728,620	—
Netherlands	10,770,314	—	10,770,314	—
Switzerland	11,090,344	6,297,333	4,793,011	—
Taiwan	6,144,657	—	6,144,657	—
United Kingdom	15,844,261	—	15,844,261	—
United States	147,120,960	147,120,960	—	—
Preferred securities	6,092,742	—	6,092,742	—
Escrow certificates	—	—	—	—
Short-term investments	3,069,958	3,069,958	—	—
Total investments in securities	$300,904,411	$182,610,500	$118,293,911	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Health care	$243,833,356	$238,559,634	$5,273,722	—
Preferred securities	636,401	—	636,401	—
Convertible bonds	250,339	—	250,339	—
Warrants	4,553	4,461	92	—
Short-term investments	784,591	784,591	—	—
Total investments in securities	$245,509,240	$239,348,686	$6,160,554	—

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Australia	$46,033,469	—	$46,033,469	—
Austria	1,998,263	—	1,998,263	—
Belgium	6,250,535	—	6,250,535	—
Brazil	11,651,440	$2,416,200	9,235,240	—
Canada	97,920,060	96,973,540	946,520	—
Chile	2,463,377	549,390	1,913,987	—
China	89,982,537	2,540,121	87,392,999	$49,417
Colombia	244,708	244,708	—	—

Significant accounting policies, continued

	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Czech Republic	$513,867	—	$513,867	—
Denmark	13,832,322	—	13,832,322	—
Egypt	282,444	—	282,444	—
Finland	8,451,072	—	8,451,072	—
France	75,042,408	—	75,042,408	—
Germany	67,587,273	—	67,587,273	—
Greece	2,035,955	—	2,035,955	—
Hong Kong	19,491,293	$361,262	19,130,031	—
Hungary	1,142,712	—	1,142,712	—
India	55,159,430	3,808,949	51,338,170	$12,311
Indonesia	4,179,679	7,536	4,172,143	—
Ireland	8,961,887	3,760,079	5,201,808	—
Israel	7,802,547	2,012,009	5,790,538	—
Italy	22,845,536	—	22,845,536	—
Japan	160,252,409	—	160,252,409	—
Luxembourg	1,672,511	—	1,672,511	—
Macau	207,848	—	207,848	—
Malaysia	4,373,620	—	4,373,620	—
Mexico	7,391,814	7,040,041	351,773	—
Netherlands	38,571,272	619,417	37,951,855	—
New Zealand	1,697,307	—	1,697,307	—
Norway	4,108,881	—	4,108,881	—
Peru	858,970	858,970	—	—
Philippines	1,376,118	—	1,376,118	—
Poland	4,053,886	—	4,053,886	—
Portugal	1,327,275	—	1,327,275	—
Russia	—	—	—	—
Saudi Arabia	10,304,270	—	10,304,270	—
Singapore	13,756,257	2,146,128	11,610,129	—
South Africa	11,741,320	—	11,741,320	—
South Korea	46,089,240	99,673	45,989,567	—
Spain	27,247,783	—	27,247,783	—
Sweden	26,623,633	3,193,905	23,429,728	—
Switzerland	72,903,588	—	72,903,588	—
Taiwan	74,177,073	—	74,177,073	—
Thailand	3,626,718	—	3,626,718	—
Turkey	1,519,259	—	1,519,259	—
United Arab Emirates	—	—	—	—
United Kingdom	104,081,731	117,910	103,963,821	—
United States	3,569,502	2,892,823	676,679	—
Preferred securities
Brazil	3,900,053	16,613	3,883,440	—
Chile	34,519	—	34,519	—
Germany	2,326,287	—	2,326,287	—
India	3,642	—	—	3,642
South Korea	2,081,784	—	2,081,784	—
Warrants	6,604	—	6,604	—
Rights	3,509	—	3,509	—
Short-term investments	19,192,477	19,192,477	—	—
Total investments in securities	$1,192,953,974	$148,851,751	$1,044,036,853	$65,370
Derivatives:
Assets
Futures	$118,434	$118,434	—	—
Liabilities
Futures	(63,593)	(63,593)	—	—

Significant accounting policies, continued

	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$7,128,936	$64,198	$7,023,192	$41,546
Austria	1,802,943	—	1,802,943	—
Belgium	1,707,609	3,560	1,704,049	—
Bermuda	278,170	12,226	265,944	—
Cambodia	31,754	—	31,754	—
Canada	15,061,335	14,986,497	74,837	1
Denmark	2,967,050	—	2,967,050	—
Ecuador	24,256	—	24,256	—
Finland	3,210,497	—	3,210,497	—
France	5,997,554	—	5,997,554	—
Georgia	156,107	—	156,107	—
Germany	6,769,888	—	6,769,888	—
Greece	24,567	—	24,567	—
Guernsey, Channel Islands	—	—	—	—
Hong Kong	2,070,007	—	2,070,007	—
Ireland	721,171	—	721,171	—
Isle of Man	45,663	—	45,663	—
Israel	1,276,933	20,312	1,256,621	—
Italy	4,435,410	—	4,435,410	—
Japan	24,499,123	—	24,499,123	—
Liechtenstein	82,041	—	82,041	—
Luxembourg	614,223	—	614,223	—
Macau	23,847	—	23,847	—
Malaysia	16,473	—	16,473	—
Mauritius	13,880	—	13,880	—
Mongolia	16,247	—	16,247	—
Netherlands	2,688,309	332,662	2,355,647	—
New Zealand	447,176	—	447,176	—
Norway	803,486	—	803,486	—
Peru	144,850	—	144,850	—
Poland	55,348	—	55,348	—
Portugal	406,472	—	406,472	—
Singapore	1,398,511	—	1,398,511	—
South Africa	247,522	—	247,522	—
Spain	2,541,878	—	2,541,878	—
Sweden	3,009,884	—	3,009,884	—
Switzerland	8,651,836	—	8,651,836	—
Taiwan	31,078	—	31,078	—
United Kingdom	12,066,941	70,497	11,996,444	—
United States	857,152	389,965	467,187	—
Preferred securities	420,578	—	420,578	—
Warrants	828	—	828	—
Rights	—	—	—	—
Short-term investments	2,371,341	2,371,341	—	—
Total investments in securities	$115,118,874	$18,251,258	$96,826,069	$41,547
Derivatives:
Assets
Futures	$6,138	$6,138	—	—

Significant accounting policies, continued

	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$998,822,047	$998,822,047	—	—
Short-term investments	230	230	—	—
Total investments in securities	$998,822,277	$998,822,277	—	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$149,372,415	$149,372,415	—	—
Short-term investments	8	8	—	—
Total investments in securities	$149,372,423	$149,372,423	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,183,499,250	$5,183,499,250	—	—
Short-term investments	8	8	—	—
Total investments in securities	$5,183,499,258	$5,183,499,258	—	—

Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$270,241,504	$270,241,504	—	—
Short-term investments	8	8	—	—
Total investments in securities	$270,241,512	$270,241,512	—	—

Mid Cap Growth Trust
Investments in securities:
Assets
Common stocks	$612,542,789	$612,542,789	—	—
Preferred securities	2,230,913	—	—	$2,230,913
Exchange-traded funds	3,501,596	3,501,596	—	—
Short-term investments	14,802,510	3,302,510	$11,500,000	—
Total investments in securities	$633,077,808	$619,346,895	$11,500,000	$2,230,913

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,136,442,788	$1,136,442,788	—	—
Short-term investments	41,460,269	41,460,269	—	—
Total investments in securities	$1,177,903,057	$1,177,903,057	—	—
Derivatives:
Liabilities
Futures	$(856,325)	$(856,325)	—	—

Significant accounting policies, continued

	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$5,092,563	$5,092,563	—	—
Consumer discretionary	37,671,092	37,671,092	—	—
Consumer staples	10,594,467	10,594,467	—	—
Energy	36,671,514	36,671,514	—	—
Financials	122,153,511	122,153,511	—	—
Health care	58,332,860	58,332,860	—	—
Industrials	109,885,601	109,885,601	—	—
Information technology	78,962,451	78,962,451	—	—
Materials	29,074,980	24,095,997	$4,978,983	—
Real estate	45,684,397	45,684,397	—	—
Utilities	40,670,073	40,670,073	—	—
Convertible bonds	1,125,750	—	1,125,750	—
Corporate bonds	340,956	—	340,956	—
Short-term investments	19,709,561	19,709,561	—	—
Total investments in securities	$595,969,776	$589,524,087	$6,445,689	—

Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$289,258,115	$289,258,115	—	—
Short-term investments	4,690,375	4,690,375	—	—
Total investments in securities	$293,948,490	$293,948,490	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$165,171,180	$165,171,180	—	—
Consumer discretionary	4,240,860	4,240,860	—	—
Industrials	2,330,281	2,330,281	—	—
Information technology	1,018,492,688	1,012,432,707	$6,059,981	—
Short-term investments	8,245,088	8,245,088	—	—
Total investments in securities	$1,198,480,097	$1,192,420,116	$6,059,981	—

Small Cap Core Trust
Investments in securities:
Assets
Common stocks	$286,021,556	$286,021,556	—	—
Short-term investments	6,550,722	6,550,722	—	—
Total investments in securities	$292,572,278	$292,572,278	—	—

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$14,788,517	$14,788,517	—	—
Consumer discretionary	47,667,686	47,647,995	$19,691	—
Consumer staples	9,813,526	9,813,526	—	—
Energy	25,603,720	25,603,720	—	—

Significant accounting policies, continued

	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Index Trust (continued)
Financials	$94,660,414	$94,660,414	—	—
Health care	100,167,572	100,054,105	$1,659	$111,808
Industrials	92,583,949	92,583,949	—	—
Information technology	78,646,032	78,646,032	—	—
Materials	23,585,039	23,571,921	—	13,118
Real estate	30,348,353	30,348,353	—	—
Utilities	16,050,729	16,050,729	—	—
Rights	7,219	7,219	—	—
Warrants	834	834	—	—
Short-term investments	32,545,813	32,545,813	—	—
Total investments in securities	$566,469,403	$566,323,127	$21,350	$124,926
Derivatives:
Liabilities
Futures	$(824,175)	$(824,175)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$4,857,596	$4,857,596	—	—
Consumer discretionary	25,077,820	25,077,820	—	—
Consumer staples	10,311,393	10,311,393	—	—
Energy	16,022,991	16,022,991	—	—
Financials	53,340,031	53,340,031	—	—
Health care	13,614,215	13,612,404	$338	$1,473
Industrials	28,979,463	28,979,463	—	—
Information technology	11,960,268	11,960,268	—	—
Materials	13,147,578	13,136,870	—	10,708
Real estate	1,861,617	1,861,617	—	—
Utilities	874,427	874,427	—	—
Short-term investments	12,062,438	12,062,438	—	—
Total investments in securities	$192,109,837	$192,097,318	$338	$12,181
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks	$261,458,582	$260,580,396	$861,675	$16,511
Exchange-traded funds	893,769	893,769	—	—
Short-term investments	6,675,486	4,275,486	2,400,000	—
Total investments in securities	$269,027,837	$265,749,651	$3,261,675	$16,511

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$125,968,452	$125,968,452	—	—
Short-term investments	2,134,050	2,134,050	—	—
Total investments in securities	$128,102,502	$128,102,502	—	—

Significant accounting policies, continued

	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$496,628,889	$404,319,804	$92,309,085	—
Consumer discretionary	676,636,446	455,926,888	220,709,558	—
Consumer staples	365,494,948	195,464,771	170,030,177	—
Energy	206,047,197	132,339,178	73,708,019	—
Financials	1,202,566,649	607,438,458	595,128,191	—
Health care	703,202,124	440,441,199	262,628,908	$132,017
Industrials	902,594,502	455,054,617	447,539,885	—
Information technology	1,531,674,119	1,341,613,525	190,060,594	—
Materials	234,141,093	103,292,860	130,837,985	10,248
Real estate	154,438,403	111,431,046	43,007,357	—
Utilities	190,304,051	104,099,565	86,204,486	—
Preferred securities	7,484,499	—	7,484,499	—
Rights	5,424	5,424	—	—
Warrants	530	530	—	—
Short-term investments	254,359,216	254,359,216	—	—
Total investments in securities	$6,925,578,090	$4,605,787,081	$2,319,648,744	$142,265
Derivatives:
Assets
Futures	$286,542	$286,542	—	—
Liabilities
Futures	(898,889)	(898,889)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$111,682,720	$111,682,720	—	—
Consumer discretionary	119,407,906	119,403,913	$3,964	$29
Consumer staples	55,113,985	55,113,985	—	—
Energy	32,231,315	32,231,315	—	—
Financials	155,486,402	155,479,878	6,524	—
Health care	111,125,838	111,088,919	165	36,754
Industrials	102,233,203	102,233,203	—	—
Information technology	346,703,099	346,700,290	—	2,809
Materials	24,942,510	24,942,315	—	195
Real estate	23,759,110	23,758,276	—	834
Utilities	23,154,581	23,154,581	—	—
Preferred securities
Consumer discretionary	946	946	—	—
Financials	427	—	—	427
Rights	829	829	—	—
Warrants	3,028	2,982	—	46
Short-term investments	33,472,592	33,472,592	—	—
Total investments in securities	$1,139,318,491	$1,139,266,744	$10,653	$41,094
Derivatives:
Liabilities
Futures	$(287,151)	$(287,151)	—	—

Significant accounting policies, continued

	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Stock Market Index Trust (continued)
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

U.S. Growth Trust
Investments in securities:
Assets
Common stocks	$730,051,761	$730,051,761	—	—
Exchange-traded funds	10,657,769	10,657,769	—	—
Short-term investments	3,921,368	3,921,368	—	—
Total investments in securities	$744,630,898	$744,630,898	—	—
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
During the year ended December 31, 2025, Mid Value Trust realized a gain of $455,157 on the disposal of investments not meeting the portfolio's investment guidelines.
Real estate investment trusts. The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement

Significant accounting policies, continued

securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at December 31, 2025. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the portfolios, and accordingly, is not reflected in the portfolios' net assets.
Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
Blue Chip Growth Trust	$136,540	—	$140,003
Capital Appreciation Value Trust	6,385,701	$3,179,325	3,354,645
Disciplined Value International Trust	4,594,751	4,834,143	—
Equity Income Trust	14,724,564	15,139,100	—
Financial Industries Trust	2,326,331	2,379,931	—
International Equity Index Trust	2,550,863	2,619,745	—
International Small Company Trust	2,235,118	2,369,403	4,551
Mid Cap Growth Trust	3,227,788	3,303,050	—
Mid Cap Index Trust	3,214,367	3,281,253	—
Mid Value Trust	22,189,564	9,912,525	12,627,690
Science & Technology Trust	1,133,762	1,164,224	—
Small Cap Index Trust	49,425,663	15,456,269	35,548,075
Small Cap Opportunities Trust	12,357,782	11,476,662	1,186,521
Small Cap Stock Trust	5,482,190	4,275,905	1,322,572
Small Company Value Trust	633,494	648,540	—
Strategic Equity Allocation Trust	25,992,378	28,690,152	—
Total Stock Market Index Trust	2,036,871	2,107,234	—
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a portfolio may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect a portfolio's performance.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.

Significant accounting policies, continued

Line of credit.  The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
International Equity Index Trust can borrow up to $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the year ended December 31, 2025, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended December 31, 2025 were as follows:
Portfolio	Commitment fee
500 Index Trust	$61,919
American Asset Allocation Trust	6,664
American Global Growth Trust	1,111
American Growth Trust	5,916
American Growth-Income Trust	5,401
American International Trust	2,020
Blue Chip Growth Trust	11,567
Capital Appreciation Value Trust	2,694
Disciplined Value Emerging Markets Equity Trust	1,332
Disciplined Value International Trust	1,635
Equity Income Trust	4,671
Financial Industries Trust	792
Fundamental All Cap Core Trust	13,947
Fundamental Large Cap Value Trust	4,512
Global Equity Trust	1,645
Health Sciences Trust	1,199
International Equity Index Trust	84,042
International Small Company Trust	578
Portfolio	Commitment fee
Lifestyle Balanced Portfolio	$5,426
Lifestyle Conservative Portfolio	853
Lifestyle Growth Portfolio	28,229
Lifestyle Moderate Portfolio	1,488
Mid Cap Growth Trust	3,641
Mid Cap Index Trust	6,603
Mid Value Trust	3,276
Real Estate Securities Trust	1,581
Science & Technology Trust	5,946
Small Cap Core Trust	1,851
Small Cap Index Trust	2,827
Small Cap Opportunities Trust	919
Small Cap Stock Trust	1,555
Small Company Value Trust	682
Strategic Equity Allocation Trust	38,506
Total Stock Market Index Trust	5,861
U.S. Growth Trust	3,847

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2025, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2025:
	No Expiration Date
Portfolio	Short Term	Long Term
American International Trust	$—	$4,944,949
Disciplined Value Emerging Markets Equity Trust	—	16,912,005
Small Cap Core Trust	10,562,611	—
Small Cap Stock Trust	25,843,210	—
As of December 31, 2025, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Significant accounting policies, continued

For federal income tax purposes, the costs of investments owned on December 31, 2025, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
500 Index Trust	$3,848,941,551	$8,535,700,365	$(152,184,588)	$8,383,515,777
American Asset Allocation Trust	1,034,195,067	187,616,411	—	187,616,411
American Global Growth Trust	175,876,757	30,972,342	—	30,972,342
American Growth Trust	724,937,006	373,634,331	—	373,634,331
American Growth-Income Trust	782,073,489	220,490,839	—	220,490,839
American International Trust	336,057,577	52,178,184	—	52,178,184
Blue Chip Growth Trust	1,195,066,363	1,029,292,399	(31,806,783)	997,485,616
Capital Appreciation Value Trust	469,926,834	29,303,490	(6,956,431)	22,347,059
Disciplined Value Emerging Markets Equity Trust	243,731,429	33,321,160	(7,409,617)	25,911,543
Disciplined Value International Trust	292,535,133	61,599,000	(7,704,407)	53,894,593
Equity Income Trust	714,510,042	195,670,232	(28,736,624)	166,933,608
Financial Industries Trust	117,112,161	25,318,511	(414,754)	24,903,757
Fundamental All Cap Core Trust	1,936,705,673	776,621,077	(144,016,078)	632,604,999
Fundamental Large Cap Value Trust	625,284,798	267,508,907	(55,198,519)	212,310,388
Global Equity Trust	246,133,787	61,350,869	(6,580,245)	54,770,624
Health Sciences Trust	200,944,028	57,851,291	(13,286,079)	44,565,212
International Equity Index Trust	716,732,394	521,524,652	(45,248,231)	476,276,421
International Small Company Trust	106,451,951	30,422,692	(21,749,631)	8,673,061
Lifestyle Balanced Portfolio	1,032,638,665	31,435,962	(65,252,350)	(33,816,388)
Lifestyle Conservative Portfolio	168,222,656	3,337,456	(22,187,689)	(18,850,233)
Lifestyle Growth Portfolio	5,191,976,656	180,882,955	(189,360,353)	(8,477,398)
Lifestyle Moderate Portfolio	289,321,193	5,960,015	(25,039,696)	(19,079,681)
Mid Cap Growth Trust	549,465,802	107,162,484	(23,550,478)	83,612,006
Mid Cap Index Trust	888,359,428	359,956,288	(71,268,984)	288,687,304
Mid Value Trust	529,649,661	93,665,410	(27,345,295)	66,320,115
Real Estate Securities Trust	268,029,542	33,631,214	(7,712,266)	25,918,948
Science & Technology Trust	1,071,060,816	139,051,452	(11,632,171)	127,419,281
Small Cap Core Trust	267,398,389	39,899,080	(14,725,191)	25,173,889
Small Cap Index Trust	426,237,642	208,320,831	(68,913,245)	139,407,586
Small Cap Opportunities Trust	168,711,514	40,369,213	(16,970,890)	23,398,323
Small Cap Stock Trust	212,802,229	66,907,109	(10,681,501)	56,225,608
Small Company Value Trust	104,611,538	30,145,140	(6,654,176)	23,490,964
Strategic Equity Allocation Trust	3,225,496,995	3,862,978,189	(163,509,441)	3,699,468,748
Total Stock Market Index Trust	451,895,233	716,110,728	(28,974,621)	687,136,107
U.S. Growth Trust	572,094,992	179,078,691	(6,542,785)	172,535,906
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
The tax character of distributions for the year ended December 31, 2025 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
500 Index Trust	$138,549,813	$171,453,016	$310,002,829
American Asset Allocation Trust	25,290,904	86,773,970	112,064,874
American Global Growth Trust	2,112,273	16,160,422	18,272,695
American Growth Trust	6,449,911	85,145,439	91,595,350
American Growth-Income Trust	13,846,106	97,249,608	111,095,714
American International Trust	3,063,159	—	3,063,159
Blue Chip Growth Trust	5,874,954	296,803,058	302,678,012
Capital Appreciation Value Trust	18,922,321	39,305,320	58,227,641
Disciplined Value Emerging Markets Equity Trust	3,085,364	—	3,085,364
Disciplined Value International Trust	7,596,383	21,159,574	28,755,957
Equity Income Trust	25,093,828	132,138,932	157,232,760
Financial Industries Trust	1,571,163	6,375,290	7,946,453
Fundamental All Cap Core Trust	19,600,173	265,078,946	284,679,119
Fundamental Large Cap Value Trust	8,806,509	102,522,602	111,329,111
Global Equity Trust	4,184,489	31,793,665	35,978,154
Health Sciences Trust	1,689,494	29,258,585	30,948,079

Significant accounting policies, continued

Portfolio	Ordinary Income	Long Term Capital Gains	Total
International Equity Index Trust	$24,404,458	—	$24,404,458
International Small Company Trust	3,202,716	$3,462,671	6,665,387
Lifestyle Balanced Portfolio	26,928,159	51,346,165	78,274,324
Lifestyle Conservative Portfolio	5,041,660	101,598	5,143,258
Lifestyle Growth Portfolio	114,391,903	385,206,928	499,598,831
Lifestyle Moderate Portfolio	7,888,094	7,314,091	15,202,185
Mid Cap Index Trust	35,435,311	62,139,123	97,574,434
Mid Value Trust	23,764,553	87,735,507	111,500,060
Real Estate Securities Trust	5,524,712	—	5,524,712
Science & Technology Trust	135,364,002	89,424,202	224,788,204
Small Cap Core Trust	3,360,988	28,036,359	31,397,347
Small Cap Index Trust	7,517,491	30,337,523	37,855,014
Small Cap Opportunities Trust	2,968,152	12,846,514	15,814,666
Small Cap Stock Trust	244,214	—	244,214
Small Company Value Trust	1,315,284	11,045,179	12,360,463
Strategic Equity Allocation Trust	127,260,387	753,559,415	880,819,802
Total Stock Market Index Trust	11,291,881	19,315,342	30,607,223
U.S. Growth Trust	—	74,991,474	74,991,474
The tax character of distributions for the year ended December 31, 2024 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
500 Index Trust	$129,292,956	$100,585,926	$229,878,882
American Asset Allocation Trust	20,039,449	69,258,036	89,297,485
American Global Growth Trust	2,247,963	20,364,385	22,612,348
American Growth Trust	—	83,248,967	83,248,967
American Growth-Income Trust	7,844,561	63,646,553	71,491,114
American International Trust	2,622,427	355,166	2,977,593
Blue Chip Growth Trust	—	168,076,633	168,076,633
Capital Appreciation Value Trust	4,269,112	3,611,135	7,880,247
Disciplined Value Emerging Markets Equity Trust	9,383,900	—	9,383,900
Disciplined Value International Trust	8,583,676	17,838,769	26,422,445
Equity Income Trust	29,687,283	56,384,636	86,071,919
Financial Industries Trust	1,277,143	—	1,277,143
Fundamental All Cap Core Trust	3,372,926	226,761,482	230,134,408
Fundamental Large Cap Value Trust	4,877,633	79,353,036	84,230,669
Global Equity Trust	3,461,881	14,848,584	18,310,465
Health Sciences Trust	—	17,349,673	17,349,673
International Equity Index Trust	15,162,634	—	15,162,634
International Small Company Trust	2,889,736	472,218	3,361,954
Lifestyle Balanced Portfolio	22,372,682	24,250,913	46,623,595
Lifestyle Conservative Portfolio	4,641,839	277,165	4,919,004
Lifestyle Growth Portfolio	99,403,549	191,957,007	291,360,556
Lifestyle Moderate Portfolio	6,971,862	5,265,858	12,237,720
Mid Cap Index Trust	16,121,986	39,448,245	55,570,231
Mid Value Trust	2,869,884	31,786,636	34,656,520
Real Estate Securities Trust	6,334,744	—	6,334,744
Small Cap Core Trust	10,450,343	17,707,415	28,157,758
Small Cap Index Trust	2,466,382	12,070,868	14,537,250
Small Cap Opportunities Trust	2,066,999	8,522,453	10,589,452
Small Company Value Trust	874,799	4,828,316	5,703,115
Strategic Equity Allocation Trust	116,219,838	625,544,321	741,764,159
Total Stock Market Index Trust	6,829,616	36,796,139	43,625,755
U.S. Growth Trust	—	34,951,527	34,951,527

Significant accounting policies, continued

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
500 Index Trust	$63,790,481	$268,703,136
American Asset Allocation Trust	1,093,895	101,661,835
American Global Growth Trust	38,646	31,167,776
American Growth Trust	202,597	135,438,979
American Growth-Income Trust	568,583	193,740,504
American International Trust	276,359	—
Blue Chip Growth Trust	1,068,706	267,590,402
Capital Appreciation Value Trust	24,804,991	44,793,953
Disciplined Value Emerging Markets Equity Trust	7,127,514	—
Disciplined Value International Trust	13,612,556	24,221,089
Equity Income Trust	7,895,325	232,677,084
Financial Industries Trust	1,603,787	20,832,573
Fundamental All Cap Core Trust	20,180,379	506,364,797
Fundamental Large Cap Value Trust	9,658,104	104,623,841
Global Equity Trust	3,972,492	24,428,778
Health Sciences Trust	—	24,287,532
International Equity Index Trust	36,452,175	—
International Small Company Trust	4,117,307	4,911,490
Lifestyle Balanced Portfolio	1,296,501	50,387,801
Lifestyle Conservative Portfolio	242,790	1,144,604
Lifestyle Growth Portfolio	5,421,281	449,918,198
Lifestyle Moderate Portfolio	379,526	11,742,495
Mid Cap Growth Trust	—	5,347,074
Mid Cap Index Trust	7,152,959	83,957,088
Mid Value Trust	11,519,931	30,482,907
Real Estate Securities Trust	6,259,712	5,664,327
Science & Technology Trust	145,970,246	158,938,076
Small Cap Core Trust	1,306,881	—
Small Cap Index Trust	6,965,903	25,170,736
Small Cap Opportunities Trust	5,234,763	14,500,892
Small Company Value Trust	562,516	8,307,074
Strategic Equity Allocation Trust	92,374,132	867,169,452
Total Stock Market Index Trust	10,052,063	80,266,680
U.S. Growth Trust	12,006,166	211,364,414
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals, derivative transactions, corporate actions and partnerships.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each

Derivative instruments, continued

party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the portfolios, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by the portfolios periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolios. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the year ended December 31, 2025. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
500 Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $240.2 million to $364.2 million
International Equity Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $14.7 million to $21.9 million
International Small Company Trust	To equitize cash balances.	From $670,000 to $1.2 million
Mid Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $39.8 million to $40.9 million
Small Cap Core Trust	To gain exposure to certain securities markets. As of December 31, 2025, there were no open futures contracts.	Up to $106.8 million, as measured during the period
Small Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $15.7 million to $21.9 million
Strategic Equity Allocation Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $241.5 million to $290.6 million
Total Stock Market Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $19.9 million to $38.5 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a portfolio realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a portfolio realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the portfolios used written options contracts during the year ended December 31, 2025. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Capital Appreciation Value Trust	To generate potential income from options premiums.	From $732,000 to $1.5 million

Derivative instruments, continued

Swaps. Swap agreements are agreements between the portfolio and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the portfolios, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the portfolios is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolios.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The portfolios may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Total Return Swaps. The portfolios may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A portfolio may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
The following table details how the portfolios used total return swaps during the year ended December 31, 2025. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Disciplined Value Emerging Markets Equity Trust	To gain exposure to a security or market without investing directly in such security or market.	From $209,000 to $3.0 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at December 31, 2025 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
500 Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(908,157)
Capital Appreciation Value Trust	Equity	Written options, at value	Written options	—	$(1,268,860)
Disciplined Value Emerging Markets Equity Trust	Equity	Swap contracts, at value	Total return swaps	—	$(13,515)
International Equity Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$118,434	$(63,593)
International Small Company Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$6,138	—
Mid Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(856,325)
Small Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(824,175)
Strategic Equity Allocation Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$286,542	$(898,889)
Total Stock Market Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(287,151)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the year end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2025:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts	Written options	Swap contracts	Total
500 Index Trust	Equity	$26,180,720	—	—	$26,180,720

Derivative instruments, continued

		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts	Written options	Swap contracts	Total
Capital Appreciation Value Trust	Equity	—	$480,484	—	$480,484
Disciplined Value Emerging Markets Equity Trust	Equity	—	—	$539,573	$539,573
International Equity Index Trust	Equity	$7,716,466	—	—	$7,716,466
International Small Company Trust	Equity	$136,565	—	—	$136,565
Mid Cap Index Trust	Equity	$33,460	—	—	$33,460
Small Cap Core Trust	Equity	$4,329,218	—	—	$4,329,218
Small Cap Index Trust	Equity	$1,304,719	—	—	$1,304,719
Strategic Equity Allocation Trust	Equity	$19,928,432	—	—	$19,928,432
Total Stock Market Index Trust	Equity	$2,261,210	—	—	$2,261,210
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2025:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts	Written options	Swap contracts	Total
500 Index Trust	Equity	$10,344,548	—	—	$10,344,548
Capital Appreciation Value Trust	Equity	—	$(520,441)	—	$(520,441)
Disciplined Value Emerging Markets Equity Trust	Equity	—	—	$20,316	$20,316
International Equity Index Trust	Equity	$398,649	—	—	$398,649
International Small Company Trust	Equity	$38,796	—	—	$38,796
Mid Cap Index Trust	Equity	$659,995	—	—	$659,995
Small Cap Index Trust	Equity	$54,628	—	—	$54,628
Strategic Equity Allocation Trust	Equity	$7,155,563	—	—	$7,155,563
Total Stock Market Index Trust	Equity	$611,764	—	—	$611,764
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios, with the exception of the JHVIT Feeder Funds, pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the net assets of the respective portfolio and the net assets of a similar portfolio within the John Hancock group of funds complex unless otherwise noted below. The annual rate for each portfolio is as follows:
•  500 Index Trust — a) 0.470% of the first $500 million of average net assets; and b) 0.460% of the excess over $500 million of average net assets.
•  Blue Chip Growth Trust — 0.780% of the first $500 million of aggregate net assets. If aggregate net assets are between $500 million and $1 billion, then 0.775% of all aggregate net assets. If aggregate net assets are between $1 billion and $2 billion, then the following fee schedule shall apply: a) 0.750% of the first $1 billion of aggregate net assets; b) 0.740% of the excess over $1 billion of aggregate net assets. If aggregate net assets are between $2 billion and $7.5 billion, then the following fee schedule shall apply: a) 0.740% of the first $3 billion of aggregate net assets; b) 0.725% of the excess over $3 billion of aggregate net assets. If aggregate net assets exceed $7.5 billion, then the management fee to be paid is 0.710% of all levels of aggregate net assets. Aggregate net assets include net assets of the portfolio, JHF II Blue Chip Growth Fund and Manulife North American Equity Fund Series – (I) (Asia).
Prior to June 1, 2025, the annual rates were 0.780% of the first $500 million of aggregate net assets. If aggregate net assets are between $500 million and $1 billion, then 0.775% of all aggregate net assets. If aggregate net assets are between $1 billion and $2 billion, then the following fee schedule shall apply: a) 0.750% of the first $1 billion of aggregate net assets; b) 0.740% of the excess over $1 billion of aggregate net assets. If aggregate net assets exceed $2 billion, then the following fee schedule shall apply: a) 0.740% of the first $3 billion of aggregate net assets; b) 0.725% of the excess over $3 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio, JHF II Blue Chip Growth Fund and Manulife North American Equity Fund Series – (I) (Asia).
•  Capital Appreciation Value Trust — If aggregate net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equals or exceed $3 billion, then the management fee to be paid is 0.800% of all levels of aggregate net assets.

Fees and transactions with affiliates, continued

•  Disciplined Value Emerging Markets Equity Trust — a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets.
•  Disciplined Value International Trust — a) 0.710% of the first $500 million of aggregate net assets; b) 0.690% of the next $500 million of aggregate net assets; c) 0.680% of the next $1 billion of aggregate net assets; d) 0.670% of the next $1 billion of aggregate net assets; e) 0.660% of the next $2 billion of aggregate net assets; and f) 0.650% of the excess over $5 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, Manulife Boston Partners International Equity Fund, Disciplined Value International Fund, a series of John Hancock Investment Trust, MLI Pension Plus Growth Fund, Manulife Balanced Fund, Manulife MIM Diversified Fund, Manulife Diversified Tri-Plan Fund, Manulife Aggressive Asset Allocation Fund, Manulife Balanced Asset Allocation Fund, Manulife Growth Asset Allocation Fund, Manulife Moderate Asset Allocation Fund and Manulife Retirement Date 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065 Funds.
•  Equity Income Trust — a) 0.800% of the first $100 million of aggregate net assets; b) 0.775% of the next $100 million of aggregate net assets; c) 0.750% of the next $300 million of aggregate net assets; d) 0.725% of the next $500 million of aggregate net assets; e) 0.725% of the next $500 million of aggregate net assets; f) 0.700% of the next $500 million of aggregate net assets; g) 0.695% of the next $1 billion of aggregate net assets; h) 0.690% of the next $1 billion of aggregate net assets; i) 0.680% of the next $1.5 billion of aggregate net assets; j) 0.675% of the next $2 billion of aggregate net assets; and k) 0.670% of the excess over $7.5 billion of aggregate net assets. When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on aggregate net assets over $500 million. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets. When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets. When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets. When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of aggregate net assets. When aggregate net assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of aggregate net assets. When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of aggregate net assets. When aggregate net assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Equity Income Fund, Manulife US Large Cap Value Equity Fund (Canada) and Manulife North American Equity Fund Series II (Asia).
•  Financial Industries Trust — a) 0.800% of the first $250 million of aggregate net assets; b) 0.775% of aggregate net assets between $250 million and $500 million; c) 0.750% of aggregate net assets between $500 million and $1 billion; and d) 0.725% of the excess over $1 billion of aggregate net assets.
•  Fundamental All Cap Core Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; and b) 0.650% of the excess over $2.5 billion of aggregate net assets.
•  Fundamental Large Cap Value Trust — a) 0.700% of the first $500 million of average net assets; b) 0.650% of average net assets between $500 million and $1 billion; and c) 0.600% of the excess over $1 billion of average net assets.
•  Global Equity Trust — a) 0.800% of the first $1 billion of aggregate net assets; and b) 0.790% of the excess over $1 billion of aggregate net assets.
•  Health Sciences Trust — If aggregate net assets are less than $750 million, then the following fee schedule shall apply: a) 1.050% of the first $500 million of aggregate net assets; and b) 1.000% of the next $250 million of aggregate net assets. If aggregate net assets equal or exceed $750 million but are less than $1.5 billion, then the following fee schedule shall apply: a) 0.95% of the first $1 billion of aggregate net assets; and b) 0.90% of the next $500 million of aggregate net assets. If aggregate net assets equal or exceed $1.5 billion but are less than $2 billion, then the management fee to be paid is 0.77% of all levels of aggregate net assets. If aggregate net assets equal or exceed $2 billion, then the management fee to be paid is 0.75% of all levels of aggregate net assets. Aggregate net assets are the net assets of the portfolio and Manulife Healthcare Fund Series I. Prior to March 28, 2025, aggregate net assets were the net assets of the portfolio, JHF II Health Sciences Fund and Manulife Healthcare Fund Series I.
•  International Equity Index Trust — a) 0.550% of the first $100 million of average net assets; b) 0.530% of the next $150 million of average net assets; c) 0.520% of the next $250 million of average net assets; and d) 0.510% of the excess over $500 million of average net assets.
•  International Small Company Trust — 0.800% of aggregate net assets.
•  Lifestyle Portfolios — The management fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated funds assets) excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust, and b) a fee on net assets not invested in affiliated funds (Other assets). The management fee paid on Affiliated funds assets is: a) 0.050% of the first $7.5 billion of aggregate net assets; and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets; and b) 0.490% of the excess over $7.5 billion in aggregate net assets. Aggregate net assets are the net assets of the Lifestyle Portfolios, JHVIT Managed Volatility Portfolios, JHF II Multimanager Lifestyle Portfolios and JHF II Lifestyle Blend Portfolios.
•  Mid Cap Growth Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; c) 0.825% of aggregate net assets between $500 million and $3.2 billion; d) 0.800% of aggregate net assets between $3.2 billion and $3.7 billion; e) 0.775% of aggregate net assets between $3.7 billion and $4.2 billion; and f) 0.755% of the excess over $4.2 billion of aggregate net assets.
•  Mid Cap Index Trust, Small Cap Index Trust and Total Stock Market Index Trust — a) 0.490% of the first $250 million of average net assets; b) 0.480% of average net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of average net assets.
•  Mid Value Trust — a) 0.950% of the first $1 billion of aggregate net assets; b) 0.865% of the excess over $1 billion of aggregate net assets; c) 0.860% of the excess over $2 billion of aggregate net assets; d) 0.855% of the excess over $3 billion of aggregate net assets; and e) 0.850% of the excess over $5.5 billion of aggregate net assets. If aggregate net assets exceed $1 billion, the management fee rate is 0.865% of all aggregate net assets. If aggregate net assets exceed $2 billion, the management fee rate is 0.860% of aggregate net assets. If aggregate net assets exceed $3 billion, the management fee rate is 0.855% of aggregate net assets. If aggregate net assets exceed $5.5 billion, the management fee rate is 0.850% of aggregate net assets.
•  Real Estate Securities Trust — a) 0.700% of the first $1.5 billion of aggregate net assets; and b) 0.680% of the excess over $1.5 billion of aggregate net assets.

Fees and transactions with affiliates, continued

•  Science & Technology Trust — a) 1.050% of the first $50 million of aggregate net assets; b) 1.025% of aggregate net assets between $50 million and $100 million; c) 1.000% of aggregate net assets between $100 million and $200 million; d) 0.975% of aggregate net assets between $200 million and $500 million; e) 0.950% of aggregate net assets between $500 million and $1 billion; and f) 0.925% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $100 million on any day, the annual rate of advisory fee for that day is 1.000% on the first $100 million of aggregate net assets. When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.975% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.950% on the first $500 million of aggregate net assets. Aggregate net assets are the net assets of the portfolio and (MMTF) Manulife Technology Fund. Prior to March 28, 2025, aggregate net assets were the net assets of the portfolio, JHF II Science & Technology Fund and (MMTF) Manulife Technology Fund.
•  Small Cap Core Trust — a) 0.870% of the first $300 million of aggregate net assets; b) 0.830% of the next $300 million of aggregate net assets; c) 0.815% of the next $300 million of aggregate net assets; and d) 0.800% of the excess over $900 million of aggregate net assets. Effective April 26, 2025, aggregate net assets are the net assets of the portfolio and JHF Small Cap Core Fund.
Prior to April 26, 2025, the annual rates were a) 0.950% of the first $250 million of aggregate net assets; b) 0.940% of the next $500 million of aggregate net assets; c) 0.930% of the next $500 million of aggregate net assets; and d) 0.920% of the excess over $1.25 billion of aggregate net assets.
•  Small Cap Opportunities Trust — 0.720% of average net assets.
Prior to May 29, 2025, the annual rates were a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of aggregate net assets between $500 million and $1 billion; c) 0.900% of aggregate net assets between $1 billion and $2 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets. Aggregate net assets included the net assets of the portfolio and JHF II New Opportunities Fund.
•  Small Cap Stock Trust — a) 1.050% of the first $50 million of average net assets; and b) 1.000% of the excess over $50 million of average net assets.
•  Small Company Value Trust — a) 1.050% of the first $500 million of average net assets; and b) 1.000% of the excess over $500 million of average net assets.
•  Strategic Equity Allocation Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion; d) 0.600% of aggregate net assets between $10 billion and $15 billion; e) 0.595% of aggregate net assets between $15 billion and $25 billion; and f) 0.590% of the excess over $25 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II U.S. Sector Rotation Fund, and JHF II International Strategic Equity Allocation Fund.
•  U.S. Growth Trust — a) 0.600% of the first $500 million of aggregate net assets; b) 0.550% of the next $1 billion of aggregate net assets; c) 0.530% of the excess over $1.5 billion of aggregate net assets. Effective May 29, 2025, aggregate net assets are the net assets of the portfolio, JHF III U.S. Growth Fund and Manulife Wellington U.S. Quality Growth Fund, a series trust of The Manufacturers Life Insurance Company.
Prior to May 29, 2025, the annual rates were a) 0.800% of the first $500 million of aggregate net assets; b) 0.700% of the next $500 million of aggregate net assets; and c) 0.670% of the excess over $1 billion of aggregate net assets.
The organizations described below act as the subadvisors to the Trust and certain of its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following subadvisors:
Portfolio	Subadvisor(s)
Disciplined Value Emerging Markets Equity Trust Disciplined Value International Trust	Boston Partners Global Investors, Inc.
International Small Company Trust Small Cap Opportunities Trust[1]	Dimensional Fund Advisors LP
500 Index Trust[2]
Financial Industries Trust
Fundamental All Cap Core Trust
Fundamental Large Cap Value Trust
Global Equity Trust
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio
Mid Cap Index Trust[2]
Small Cap Core Trust[4]
Small Cap Index Trust[2]
Strategic Equity Allocation Trust
Total Stock Market Index Trust[2]	Manulife Investment Management (US) LLC[3]
International Equity Index Trust	SSGA Funds Management, Inc.
Blue Chip Growth Trust Capital Appreciation Value Trust Equity Income Trust Health Sciences Trust Mid Value Trust Science & Technology Trust Small Company Value Trust	T. Rowe Price Associates, Inc.

Fees and transactions with affiliates, continued

Portfolio	Subadvisor(s)
Mid Cap Growth Trust Real Estate Securities Trust Small Cap Stock Trust U.S. Growth Trust[5]	Wellington Management Company LLP
1  Prior to May 29, 2025, the subadvisors of the portfolio were Dimensional Fund Advisors LP and GW&K Investment Management, LLC. Dimensional Fund Advisors LP is now the portfolio's sole subadvisor.
2  Prior to June 30, 2025, the subadvisor of the portfolio was Manulife Investment Management (North America) Limited.
3  An affiliate of the Advisor.
4  Prior to April 26, 2025, the subadvisor of the portfolio was Wellington Management Company LLP.
5  Prior to May 29, 2025, the subadvisor of the portfolio was Jennison Associates LLC.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios' business, advisory fees, Rule 12b-1 fees, underlying fund expenses and in the case of a feeder fund, the expenses of the master fund, and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
Portfolio	Expense limitation as a percentage of average net assets
American Asset Allocation Trust	0.10%
American Global Growth Trust	0.10%
American Growth Trust	0.10%
American Growth-Income Trust	0.10%
American International Trust	0.10%
Blue Chip Growth Trust	0.20%
Capital Appreciation Value Trust	0.20%
Disciplined Value Emerging Markets Equity Trust	0.25%
Disciplined Value International Trust	0.25%
Equity Income Trust	0.20%
Financial Industries Trust	0.20%
Fundamental All Cap Core Trust	0.20%
Fundamental Large Cap Value Trust	0.20%
Global Equity Trust	0.25%
Health Sciences Trust	0.20%
Portfolio	Expense limitation as a percentage of average net assets
International Small Company Trust	0.25%
Mid Cap Growth Trust	0.20%
Mid Cap Index Trust	0.075%
Mid Value Trust	0.20%
Real Estate Securities Trust	0.20%
Science & Technology Trust	0.20%
Small Cap Core Trust	0.20%
Small Cap Index Trust	0.075%
Small Cap Opportunities Trust	0.20%
Small Cap Stock Trust	0.20%
Small Company Value Trust	0.20%
Strategic Equity Allocation Trust	0.20%
Total Stock Market Index Trust	0.075%
U.S. Growth Trust	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain portfolios of the John Hancock group of funds complex (the participating portfolios), excluding the Lifestyle Portfolios. This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the year ended December 31, 2025, this waiver amounted to 0.01% of the portfolios’ average net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to limit operating expenses of 500 Index Trust and International Equity Index Trust at 0.25% and 0.34%, respectively. These limits exclude taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios' business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The Advisor’s obligation to provide the expense cap will remain in effect until April 30, 2026, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reimburse expenses for the Lifestyle Portfolios so that certain other expenses do not exceed 0.04% of average net assets of the Lifestyle Portfolios. This waiver includes all expenses except advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business, distribution and service (Rule 12b-1) fees, underlying fund expenses (acquired fund fees), and short dividend expense. This expense reimbursement will remain in effect until April 30, 2026, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Lifestyle Balanced Portfolio Series I, Series II and Series NAV shares in an amount equal to the amount by which expenses of Lifestyle Balanced Portfolio Series I, Series II and Series NAV shares exceed 1.83% of average daily net assets attributable to each class. This reimbursement includes all expenses of the applicable class except taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, and short dividend expense. This expense reimbursement will remain in effect until April 30, 2027 unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to April 30, 2025, the Advisor contractually agreed to reduce its management fee, or if necessary, make a payment to Lifestyle Growth Portfolio Series I shares in an amount equal to the amount by which expenses of the portfolio's Series I shares exceeded 0.92% of average daily net assets attributable to the class.

Fees and transactions with affiliates, continued

The Advisor has contractually agreed to waive its management fee for Small Cap Opportunities Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolio’s average daily net assets. The expense reimbursements will remain in effect until April 30, 2026, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time and may be terminated at any time thereafter.
The Advisor has contractually agreed to waive its management fee for Mid Cap Index Trust and Small Cap Index Trust by 0.10% and 0.05% of the portfolios’ average net assets, respectively. The expense limitation agreements expire on April 30, 2026, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to Fundamental Large Cap Value Trust Series I shares in an amount equal to the amount by which expenses of the portfolio's Series I shares exceeded 0.88% of average daily net assets attributable to the class. This waiver included all expenses of the class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business, underlying fund expenses (acquired fund fees), and short dividend expense. This agreement expired on April 30, 2025.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to Small Cap Index Trust Series I and Series NAV shares in an amount equal to the amount by which expenses of the portfolio's Series I and Series NAV shares exceeded 0.70% of average daily net assets attributable to the class. This waiver included all expenses of the class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, underlying fund expenses (acquired fund fees), and short dividend expense. This agreement expired on April 30, 2025.
The Advisor has voluntarily agreed to reduce its management fee for portfolios that are subadvised by T. Rowe Price Associates, Inc. by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust and Small Company Value Trust. This waiver may be terminated at any time by the Advisor.
The Advisor has voluntarily agreed to waive its management fee for Strategic Equity Allocation Trust so that the amount retained by the Advisor after payment of the sub-advisory fee does not exceed 0.45% of the portfolio's average net assets. This voluntary management fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fee for Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, and Lifestyle Moderate Portfolio (after giving effect to asset-based breakpoints) by 0.005% of the portfolios’ average daily net assets. This waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fee for each Lifestyle Portfolio so that the aggregate management fee retained by the Advisor with respect to both the Lifestyle Portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average net assets and 0.49% of the Lifestyle Portfolios’ average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time.
The Advisor has voluntarily agreed to reduce the advisory fee that would be payable by Fundamental Large Cap Value Trust and Total Stock Market Index Trust (after giving effect to asset-based breakpoints) by 0.003% and 0.07% of the portfolios' average daily net assets, respectively. This voluntary advisory fee waiver may be terminated at any time by the Advisor upon notice to the Trust.

Fees and transactions with affiliates, continued

For the year ended December 31, 2025, the waivers under these agreements amounted to:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series III	Series NAV	Total
500 Index Trust	$19,730,484	$235,631	—	$8,888,856	$28,854,971
American Asset Allocation Trust	34,401	60,119	$9,001	—	103,521
American Global Growth Trust	5,225	9,744	2,305	—	17,274
American Growth Trust	33,243	50,103	7,871	—	91,217
American Growth-Income Trust	32,906	36,100	15,216	—	84,222
American International Trust	11,885	17,675	2,307	—	31,867
Blue Chip Growth Trust	132,814	41,836	—	606,533	781,183
Capital Appreciation Value Trust	4,504	113,464	—	121,448	239,416
Disciplined Value Emerging Markets Equity Trust	534	1,946	—	18,831	21,311
Disciplined Value International Trust	6,787	3,984	—	15,255	26,026
Equity Income Trust	72,205	33,539	—	208,971	314,715
Financial Industries Trust	8,428	1,561	—	2,991	12,980
Fundamental All Cap Core Trust	10,953	4,197	—	212,769	227,919
Fundamental Large Cap Value Trust	56,524	18,229	—	25,982	100,735
Global Equity Trust	18,946	1,783	—	4,880	25,609
Health Sciences Trust	22,702	21,044	—	74,159	117,905
International Equity Index Trust	1,066,892	57,160	—	2,039,237	3,163,289
International Small Company Trust	1,730	1,214	—	6,048	8,992
Lifestyle Balanced Portfolio	1,812	36,475	—	10,715	49,002
Lifestyle Conservative Portfolio	5,527	58,491	—	3,240	67,258
Lifestyle Growth Portfolio	9,906	210,722	—	34,059	254,687
Lifestyle Moderate Portfolio	2,593	45,241	—	10,756	58,590
Mid Cap Growth Trust	11,907	5,242	—	37,983	55,132
Mid Cap Index Trust	906,475	55,958	—	330,452	1,292,885
Mid Value Trust	120,255	26,161	—	168,075	314,491
Real Estate Securities Trust	3,948	1,852	—	19,105	24,905
Science & Technology Trust	523,971	38,663	—	125,137	687,771
Small Cap Core Trust	10,263	1,515	—	19,009	30,787
Small Cap Index Trust	208,468	14,163	—	90,310	312,941
Small Cap Opportunities Trust	6,909	2,233	—	5,434	14,576
Small Cap Stock Trust	4,480	1,478	—	17,019	22,977
Small Company Value Trust	27,774	19,810	—	42,629	90,213
Strategic Equity Allocation Trust	—	—	—	9,758,559	9,758,559
Total Stock Market Index Trust	444,831	38,400	—	362,802	846,033
U.S. Growth Trust	20,140	5,649	—	34,885	60,674
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2025, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
500 Index Trust	0.20%
American Asset Allocation Trust	0.00%*
American Global Growth Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
American International Trust	0.00%*
Blue Chip Growth Trust	0.68%
Capital Appreciation Value Trust	0.78%
Disciplined Value Emerging Markets Equity Trust	0.75%
Disciplined Value International Trust	0.66%
Equity Income Trust	0.65%
Financial Industries Trust	0.78%
Fundamental All Cap Core Trust	0.66%
Fundamental Large Cap Value Trust	0.67%
Global Equity Trust	0.79%
Health Sciences Trust	0.80%
International Equity Index Trust	0.22%
International Small Company Trust	0.79%
Portfolio	Net Annual Effective Rate
Lifestyle Balanced Portfolio	0.04%
Lifestyle Conservative Portfolio	0.00%
Lifestyle Growth Portfolio	0.04%
Lifestyle Moderate Portfolio	0.02%
Mid Cap Growth Trust	0.83%
Mid Cap Index Trust	0.36%
Mid Value Trust	0.81%
Real Estate Securities Trust	0.69%
Science & Technology Trust	0.88%
Small Cap Core Trust	0.86%
Small Cap Index Trust	0.42%
Small Cap Opportunities Trust	0.72%
Small Cap Stock Trust	1.00%
Small Company Value Trust	0.98%
Strategic Equity Allocation Trust	0.49%
Total Stock Market Index Trust	0.39%
U.S. Growth Trust	0.60%

Fees and transactions with affiliates, continued

*	The JHVIT Feeder Funds do not incur investment advisory fees. Investment advisory fees are incurred by the master fund. For more information on these portfolios, see Note 1.
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended December 31, 2025, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.
For all portfolios, except the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees.
For the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.60%
Series II	0.75%
Series III	0.25%
Distribution and service fees for the year ended December 31, 2025 were as follows:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Series lll	Total
500 Index Trust	$3,847,855	$229,887	$—	$4,077,742
American Asset Allocation Trust	2,375,906	5,198,855	259,392	7,834,153
American Global Growth Trust	360,746	841,787	66,415	1,268,948
American Growth Trust	2,291,062	4,326,978	226,715	6,844,755
American Growth-Income Trust	2,271,257	3,118,406	438,406	5,828,069
American International Trust	819,447	1,527,204	66,473	2,413,124
Blue Chip Growth Trust	176,993	278,846	—	455,839
Capital Appreciation Value Trust	4,515	572,512	—	577,027
Disciplined Value Emerging Markets Equity Trust	3,082	56,044	—	59,126
Disciplined Value International Trust	39,088	114,664	—	153,752
Equity Income Trust	104,813	243,484	—	348,297
Financial Industries Trust	44,559	41,217	—	85,776
Fundamental All Cap Core Trust	60,132	116,303	—	176,435
Fundamental Large Cap Value Trust	228,061	367,836	—	595,897
Global Equity Trust	109,201	51,400	—	160,601
Health Sciences Trust	21,816	100,870	—	122,686
International Equity Index Trust	178,569	47,362	—	225,931
International Small Company Trust	9,961	34,896	—	44,857
Lifestyle Balanced Portfolio	18,062	1,817,845	—	1,835,907
Lifestyle Conservative Portfolio	6,251	330,372	—	336,623
Lifestyle Growth Portfolio	99,042	10,533,030	—	10,632,072
Lifestyle Moderate Portfolio	5,936	517,593	—	523,529
Mid Cap Growth Trust	68,609	151,072	—	219,681
Mid Cap Index Trust	413,550	127,664	—	541,214
Mid Value Trust	113,066	122,949	—	236,015
Real Estate Securities Trust	22,804	53,493	—	76,297
Science & Technology Trust	421,162	155,317	—	576,479
Small Cap Core Trust	54,463	40,220	—	94,683
Small Cap Index Trust	174,040	59,150	—	233,190
Small Cap Opportunities Trust	39,788	64,333	—	104,121
Small Cap Stock Trust	26,253	42,547	—	68,800
Small Company Value Trust	18,955	67,679	—	86,634
Total Stock Market Index Trust	279,084	120,440	—	399,524
U.S. Growth Trust	115,802	162,409	—	278,211

Fees and transactions with affiliates, continued

The Distributor voluntarily agreed to waive 0.06%, 0.08%, 0.09%, 0.07% and 0.05% of its Rule 12b-1 fee for Series II of American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust, respectively.
For the year ended December 31, 2025, the waivers under these agreements amounted to:
Portfolio	Series ll
American Asset Allocation Trust	$415,908
American Global Growth Trust	89,791
American Growth Trust	519,237
American Growth-Income Trust	291,051
American International Trust	101,814
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, open loans, if any, are presented under the caption Interfund lending receivable/payable in the Statements of assets and liabilities. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Blue Chip Growth Trust	Lender	$7,000,000	2	4.836%	$1,881
Capital Appreciation Value Trust	Lender	12,450,000	2	4.833%	3,343
Disciplined Value Emerging Markets Equity Trust	Lender	3,950,000	4	4.830%	2,120
Disciplined Value International Trust	Borrower	2,700,000	1	4.855%	(364)
Disciplined Value International Trust	Lender	4,700,000	6	4.837%	3,789
Equity Income Trust	Lender	4,433,333	3	4.568%	1,688
International Equity Index Trust	Borrower	2,100,000	1	4.895%	(286)
International Equity Index Trust	Lender	5,385,714	7	4.441%	4,651
Mid Cap Growth Trust	Lender	4,425,000	8	4.784%	4,704
Mid Value Trust	Lender	17,150,000	6	4.809%	13,746
Real Estate Securities Trust	Lender	1,600,000	1	4.825%	214
Science & Technology Trust	Lender	2,875,000	4	4.856%	1,551
Small Cap Core Trust	Lender	10,600,000	1	4.820%	1,419
Small Cap Stock Trust	Borrower	27,500,000	1	4.815%	(3,678)
Small Cap Stock Trust	Lender	4,120,000	5	4.836%	2,767
Small Company Value Trust	Lender	1,900,000	1	4.805%	254
Strategic Equity Allocation Trust	Borrower	12,900,000	3	4.810%	(5,171)
U.S. Growth Trust	Lender	7,120,000	5	4.814%	4,761
6.  Portfolio share transactions
Transactions in portfolios' shares for the years ended December 31, 2025 and 2024 were as follows:
500 Index Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	4,945,978	$307,900,594	8,384,294	$473,404,375
Distributions reinvested	3,075,749	210,411,957	2,609,878	156,436,116
Repurchased	(9,515,974)	(617,317,936)	(6,310,670)	(356,168,087)
Net increase (decrease)	(1,494,247)	$(99,005,385)	4,683,502	$273,672,404

Portfolio share transactions, continued

500 Index Trust, Cont'd	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series II shares
Sold	92,209	$6,005,565	129,997	$7,379,004
Distributions reinvested	33,415	2,285,556	30,586	1,833,633
Repurchased	(257,688)	(16,539,796)	(283,895)	(15,934,639)
Net decrease	(132,064)	$(8,248,675)	(123,312)	$(6,722,002)
Series NAV shares
Sold	3,257,519	$209,060,304	1,567,631	$90,754,653
Distributions reinvested	1,422,177	97,305,316	1,194,680	71,609,133
Repurchased	(3,604,513)	(231,047,742)	(4,279,727)	(241,022,564)
Net increase (decrease)	1,075,183	$75,317,878	(1,517,416)	$(78,658,778)
Total net increase (decrease)	(551,128)	$(31,936,182)	3,042,774	$188,291,624
American Asset Allocation Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	831,645	$8,842,854	952,118	$9,477,426
Distributions reinvested	3,700,879	38,431,566	2,851,442	28,415,938
Repurchased	(2,500,685)	(25,793,887)	(2,492,843)	(24,627,130)
Net increase	2,031,839	$21,480,533	1,310,717	$13,266,234
Series II shares
Sold	4,725	$47,129	35,235	$349,440
Distributions reinvested	6,091,661	63,270,259	5,293,839	52,721,639
Repurchased	(10,415,989)	(107,732,517)	(11,101,499)	(109,971,187)
Net decrease	(4,319,603)	$(44,415,129)	(5,772,425)	$(56,900,108)
Series III shares
Sold	13,580	$147,333	43,780	$417,822
Distributions reinvested	996,676	10,363,049	816,233	8,159,908
Repurchased	(1,352,606)	(14,078,202)	(1,658,479)	(16,450,126)
Net decrease	(342,350)	$(3,567,820)	(798,466)	$(7,872,396)
Total net decrease	(2,630,114)	$(26,502,416)	(5,260,174)	$(51,506,270)
American Global Growth Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	334,216	$5,044,432	294,485	$4,614,991
Distributions reinvested	353,962	5,629,181	448,639	6,635,654
Repurchased	(642,065)	(9,637,859)	(344,293)	(5,242,954)
Net increase	46,113	$1,035,754	398,831	$6,007,691
Series II shares
Sold	146,568	$2,106,194	31,594	$514,887
Distributions reinvested	642,163	10,122,611	879,353	12,895,863
Repurchased	(1,294,290)	(19,997,059)	(1,374,079)	(21,160,262)
Net decrease	(505,559)	$(7,768,254)	(463,132)	$(7,749,512)
Series III shares
Sold	27,787	$392,349	61,344	$962,730
Distributions reinvested	157,448	2,520,903	206,691	3,080,831
Repurchased	(336,535)	(5,271,702)	(307,313)	(4,817,381)
Net decrease	(151,300)	$(2,358,450)	(39,278)	$(773,820)
Total net decrease	(610,746)	$(9,090,950)	(103,579)	$(2,515,641)
American Growth Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,951,121	$38,258,084	1,675,605	$29,392,860
Distributions reinvested	1,658,143	34,155,363	1,535,467	27,039,941
Repurchased	(2,162,265)	(43,094,136)	(1,691,297)	(29,171,742)
Net increase	1,446,999	$29,319,311	1,519,775	$27,261,059
Series II shares
Sold	763,287	$13,140,725	—	—
Distributions reinvested	2,461,785	49,529,542	2,815,704	$48,542,734
Repurchased	(5,577,664)	(108,101,964)	(7,081,716)	(122,562,046)
Net decrease	(2,352,592)	$(45,431,697)	(4,266,012)	$(74,019,312)

Portfolio share transactions, continued

American Growth Trust, Cont'd	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series III shares
Sold	191,492	$3,324,461	1,212	$20,618
Distributions reinvested	384,120	7,910,445	436,130	7,666,292
Repurchased	(992,667)	(19,795,895)	(1,148,314)	(20,309,572)
Net decrease	(417,055)	$(8,560,989)	(710,972)	$(12,622,662)
Total net decrease	(1,322,648)	$(24,673,375)	(3,457,209)	$(59,380,915)
American Growth-Income Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	437,834	$8,517,623	792,963	$13,818,728
Distributions reinvested	2,319,288	43,989,848	1,491,452	26,662,119
Repurchased	(1,802,525)	(33,818,700)	(1,947,640)	(33,626,790)
Net increase	954,597	$18,688,771	336,775	$6,854,057
Series II shares
Sold	145,703	$2,535,908	5,429	$102,284
Distributions reinvested	2,487,533	46,758,053	1,743,009	30,911,701
Repurchased	(3,429,301)	(64,883,948)	(4,726,972)	(82,919,617)
Net decrease	(796,065)	$(15,589,987)	(2,978,534)	$(51,905,632)
Series III shares
Sold	163,959	$2,865,432	1,089	$18,781
Distributions reinvested	1,073,678	20,347,813	777,962	13,917,294
Repurchased	(1,779,499)	(33,908,885)	(2,103,856)	(37,264,268)
Net decrease	(541,862)	$(10,695,640)	(1,324,805)	$(23,328,193)
Total net decrease	(383,330)	$(7,596,856)	(3,966,564)	$(68,379,768)
American International Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	807,335	$13,161,706	495,171	$7,671,700
Distributions reinvested	67,271	1,246,188	74,401	1,114,114
Repurchased	(818,081)	(13,641,329)	(702,444)	(10,718,673)
Net increase (decrease)	56,525	$766,565	(132,872)	$(1,932,859)
Series II shares
Sold	32,084	$549,530	912,994	$13,623,007
Distributions reinvested	79,812	1,478,118	103,122	1,544,898
Repurchased	(2,475,214)	(41,054,052)	(2,094,521)	(32,206,013)
Net decrease	(2,363,318)	$(39,026,404)	(1,078,405)	$(17,038,108)
Series III shares
Sold	1,460	$24,790	108,431	$1,607,981
Distributions reinvested	18,426	338,853	21,431	318,581
Repurchased	(355,247)	(5,927,635)	(275,978)	(4,239,419)
Net decrease	(335,361)	$(5,563,992)	(146,116)	$(2,312,857)
Total net decrease	(2,642,154)	$(43,823,831)	(1,357,393)	$(21,283,824)
Blue Chip Growth Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	65,408	$2,254,962	152,146	$4,764,620
Distributions reinvested	1,505,722	51,179,495	881,157	28,549,482
Repurchased	(1,509,865)	(52,374,732)	(1,641,543)	(52,143,361)
Net increase (decrease)	61,265	$1,059,725	(608,240)	$(18,829,259)
Series II shares
Sold	103,690	$3,181,619	106,609	$3,102,507
Distributions reinvested	574,842	17,567,177	338,654	10,037,709
Repurchased	(678,329)	(21,469,792)	(789,675)	(23,095,148)
Net increase (decrease)	203	$(720,996)	(344,412)	$(9,954,932)

Portfolio share transactions, continued

Blue Chip Growth Trust, Cont'd	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	320,866	$10,734,350	655,766	$22,134,241
Distributions reinvested	6,838,098	233,931,340	3,976,948	129,489,442
Repurchased	(5,204,935)	(184,200,331)	(8,147,652)	(262,943,581)
Net increase (decrease)	1,954,029	$60,465,359	(3,514,938)	$(111,319,898)
Total net increase (decrease)	2,015,497	$60,804,088	(4,467,590)	$(140,104,089)
Capital Appreciation Value Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	234,661	$2,931,601	52,078	$595,140
Distributions reinvested	97,276	1,170,231	10,832	131,612
Repurchased	(77,255)	(947,357)	(81,707)	(953,856)
Net increase (decrease)	254,682	$3,154,475	(18,797)	$(227,104)
Series II shares
Sold	84,157	$1,051,831	30,921	$360,179
Distributions reinvested	2,247,353	26,765,969	310,096	3,736,654
Repurchased	(3,097,357)	(38,370,517)	(3,094,012)	(36,216,971)
Net decrease	(765,847)	$(10,552,717)	(2,752,995)	$(32,120,138)
Series NAV shares
Sold	1,276,647	$15,891,486	767,709	$9,087,897
Distributions reinvested	2,530,613	30,291,441	331,569	4,011,981
Repurchased	(1,480,039)	(18,521,097)	(1,587,288)	(18,170,583)
Net increase (decrease)	2,327,221	$27,661,830	(488,010)	$(5,070,705)
Total net increase (decrease)	1,816,056	$20,263,588	(3,259,802)	$(37,417,947)
Disciplined Value Emerging Markets Equity Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	55,051	$574,857	140,399	$1,406,280
Distributions reinvested	6,105	73,071	24,054	238,617
Repurchased	(138,412)	(1,467,489)	(154,019)	(1,567,902)
Net increase (decrease)	(77,256)	$(819,561)	10,434	$76,995
Series II shares
Sold	193,351	$2,077,887	106,608	$1,054,225
Distributions reinvested	19,149	229,217	86,949	862,538
Repurchased	(532,885)	(5,819,019)	(531,196)	(5,394,564)
Net decrease	(320,385)	$(3,511,915)	(337,639)	$(3,477,801)
Series NAV shares
Sold	935,694	$9,785,602	1,878,716	$18,731,875
Distributions reinvested	232,893	2,783,076	836,641	8,282,745
Repurchased	(1,922,819)	(20,755,594)	(1,149,558)	(11,798,096)
Net increase (decrease)	(754,232)	$(8,186,916)	1,565,799	$15,216,524
Total net increase (decrease)	(1,151,873)	$(12,518,392)	1,238,594	$11,815,718
Disciplined Value International Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	194,232	$3,251,963	186,667	$2,828,028
Distributions reinvested	419,672	7,243,536	448,111	6,824,735
Repurchased	(866,346)	(14,662,817)	(709,305)	(11,352,501)
Net decrease	(252,442)	$(4,167,318)	(74,527)	$(1,699,738)
Series II shares
Sold	184,182	$3,077,478	102,001	$1,466,162
Distributions reinvested	242,414	4,176,788	257,666	3,921,669
Repurchased	(509,318)	(8,556,063)	(387,886)	(6,242,472)
Net decrease	(82,722)	$(1,301,797)	(28,219)	$(854,641)

Portfolio share transactions, continued

Disciplined Value International Trust, Cont'd	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,615,455	$27,991,818	735,576	$11,372,173
Distributions reinvested	1,015,561	17,335,633	1,039,525	15,676,041
Repurchased	(2,129,043)	(32,661,133)	(978,313)	(15,584,957)
Net increase	501,973	$12,666,318	796,788	$11,463,257
Total net increase	166,809	$7,197,203	694,042	$8,908,878
Equity Income Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	44,376	$636,650	129,217	$1,844,647
Distributions reinvested	3,043,227	38,740,277	908,626	13,247,765
Repurchased	(1,886,087)	(27,227,354)	(2,021,644)	(29,174,313)
Net increase (decrease)	1,201,516	$12,149,573	(983,801)	$(14,081,901)
Series II shares
Sold	45,144	$652,223	63,941	$900,896
Distributions reinvested	1,429,477	17,982,821	427,113	6,167,507
Repurchased	(1,166,092)	(16,470,027)	(1,368,923)	(19,532,840)
Net increase (decrease)	308,529	$2,165,017	(877,869)	$(12,464,437)
Series NAV shares
Sold	1,861,055	$26,118,354	694,771	$10,067,320
Distributions reinvested	7,983,293	100,509,662	4,616,111	66,656,647
Repurchased	(42,614,804)	(625,009,602)	(9,844,173)	(140,863,231)
Net decrease	(32,770,456)	$(498,381,586)	(4,533,291)	$(64,139,264)
Total net decrease	(31,260,411)	$(484,066,996)	(6,394,961)	$(90,685,602)
Financial Industries Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	749,789	$11,112,229	937,480	$12,669,196
Distributions reinvested	366,263	5,025,133	61,325	840,158
Repurchased	(1,924,254)	(27,691,564)	(1,324,366)	(16,006,452)
Net decrease	(808,202)	$(11,554,202)	(325,561)	$(2,497,098)
Series II shares
Sold	312,751	$4,511,880	107,688	$1,384,363
Distributions reinvested	77,297	1,045,059	9,601	129,808
Repurchased	(265,848)	(3,766,803)	(305,293)	(3,754,612)
Net increase (decrease)	124,200	$1,790,136	(188,004)	$(2,240,441)
Series NAV shares
Sold	127,173	$1,854,228	111,874	$1,420,794
Distributions reinvested	137,455	1,876,261	22,537	307,177
Repurchased	(222,258)	(3,226,897)	(310,143)	(3,870,077)
Net increase (decrease)	42,370	$503,592	(175,732)	$(2,142,106)
Total net decrease	(641,632)	$(9,260,474)	(689,297)	$(6,879,645)
Fundamental All Cap Core Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,683,986	$55,115,955	379,459	$12,074,194
Distributions reinvested	515,855	15,878,010	315,203	10,032,913
Repurchased	(1,147,373)	(36,513,015)	(860,768)	(27,371,542)
Net increase (decrease)	1,052,468	$34,480,950	(166,106)	$(5,264,435)
Series II shares
Sold	43,756	$1,317,575	80,544	$2,588,516
Distributions reinvested	164,580	5,026,262	143,554	4,539,165
Repurchased	(340,621)	(10,708,627)	(335,029)	(10,646,423)
Net decrease	(132,285)	$(4,364,790)	(110,931)	$(3,518,742)

Portfolio share transactions, continued

Fundamental All Cap Core Trust, Cont'd	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	63,159	$1,935,167	938,598	$28,458,273
Distributions reinvested	8,476,056	263,774,847	6,706,980	215,562,330
Repurchased	(6,452,344)	(203,845,454)	(6,103,259)	(196,119,068)
Net increase	2,086,871	$61,864,560	1,542,319	$47,901,535
Total net increase	3,007,054	$91,980,720	1,265,282	$39,118,358
Fundamental Large Cap Value Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	210,949	$5,830,488	237,385	$6,523,263
Distributions reinvested	2,358,026	62,841,383	1,761,708	47,936,072
Repurchased	(2,481,831)	(67,885,647)	(2,335,698)	(64,950,107)
Net increase (decrease)	87,144	$786,224	(336,605)	$(10,490,772)
Series II shares
Sold	40,723	$1,072,276	16,514	$462,343
Distributions reinvested	722,657	19,504,503	549,329	15,117,520
Repurchased	(849,457)	(23,746,391)	(914,578)	(25,700,229)
Net decrease	(86,077)	$(3,169,612)	(348,735)	$(10,120,366)
Series NAV shares
Sold	506,069	$13,756,497	778,192	$21,901,898
Distributions reinvested	1,086,328	28,983,225	777,711	21,177,077
Repurchased	(1,208,722)	(31,907,125)	(612,155)	(17,156,454)
Net increase	383,675	$10,832,597	943,748	$25,922,521
Total net increase	384,742	$8,449,209	258,408	$5,311,383
Global Equity Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	69,725	$1,790,161	277,625	$6,552,659
Distributions reinvested	1,135,108	26,448,014	576,232	13,714,332
Repurchased	(1,580,785)	(38,392,857)	(1,445,808)	(34,990,055)
Net decrease	(375,952)	$(10,154,682)	(591,951)	$(14,723,064)
Series II shares
Sold	24,076	$552,806	13,817	$330,594
Distributions reinvested	106,445	2,456,749	53,838	1,271,106
Repurchased	(168,479)	(4,089,568)	(149,838)	(3,583,631)
Net decrease	(37,958)	$(1,080,013)	(82,183)	$(1,981,931)
Series NAV shares
Sold	110,019	$2,739,888	62,086	$1,499,358
Distributions reinvested	303,840	7,073,391	139,825	3,325,027
Repurchased	(216,299)	(5,200,019)	(100,177)	(2,439,039)
Net increase	197,560	$4,613,260	101,734	$2,385,346
Total net decrease	(216,350)	$(6,621,435)	(572,400)	$(14,319,649)
Health Sciences Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	50,984	$1,128,835	48,663	$1,203,800
Distributions reinvested	267,241	5,684,209	143,283	3,481,776
Repurchased	(449,824)	(9,947,677)	(526,317)	(13,137,283)
Net decrease	(131,599)	$(3,134,633)	(334,371)	$(8,451,707)
Series II shares
Sold	79,026	$1,541,181	78,721	$1,654,403
Distributions reinvested	374,801	6,562,769	176,589	3,641,274
Repurchased	(484,799)	(9,065,363)	(506,595)	(10,857,542)
Net decrease	(30,972)	$(961,413)	(251,285)	$(5,561,865)

Portfolio share transactions, continued

Health Sciences Trust, Cont'd	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	282,706	$6,425,487	197,353	$4,993,881
Distributions reinvested	849,278	18,701,101	408,411	10,226,623
Repurchased	(891,846)	(20,277,408)	(694,508)	(17,636,643)
Net increase (decrease)	240,138	$4,849,180	(88,744)	$(2,416,139)
Total net increase (decrease)	77,567	$753,134	(674,400)	$(16,429,711)
International Equity Index Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,683,211	$37,274,945	850,202	$16,298,096
Distributions reinvested	343,887	8,212,024	257,524	5,104,125
Repurchased	(1,872,949)	(41,482,543)	(2,616,198)	(50,126,116)
Net increase (decrease)	154,149	$4,004,426	(1,508,472)	$(28,723,895)
Series II shares
Sold	46,990	$1,028,631	105,887	$2,066,511
Distributions reinvested	16,131	385,700	12,807	254,350
Repurchased	(171,485)	(3,789,924)	(246,409)	(4,779,602)
Net decrease	(108,364)	$(2,375,593)	(127,715)	$(2,458,741)
Series NAV shares
Sold	3,651,252	$74,714,516	2,674,644	$51,174,134
Distributions reinvested	662,201	15,806,734	494,910	9,804,159
Repurchased	(3,277,035)	(71,475,980)	(2,334,575)	(44,685,997)
Net increase	1,036,418	$19,045,270	834,979	$16,292,296
Total net increase (decrease)	1,082,203	$20,674,103	(801,208)	$(14,890,340)
International Small Company Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	133,101	$1,994,109	91,947	$1,188,355
Distributions reinvested	81,621	1,265,125	48,445	634,624
Repurchased	(305,260)	(4,563,700)	(230,868)	(3,025,011)
Net decrease	(90,538)	$(1,304,466)	(90,476)	$(1,202,032)
Series II shares
Sold	200,432	$3,000,262	69,868	$904,297
Distributions reinvested	57,799	894,155	30,820	403,121
Repurchased	(210,942)	(3,122,455)	(142,431)	(1,870,374)
Net increase (decrease)	47,289	$771,962	(41,743)	$(562,956)
Series NAV shares
Sold	316,430	$4,787,920	377,898	$4,901,671
Distributions reinvested	290,529	4,506,107	177,420	2,324,209
Repurchased	(1,000,806)	(14,218,962)	(1,287,528)	(16,926,267)
Net decrease	(393,847)	$(4,924,935)	(732,210)	$(9,700,387)
Total net decrease	(437,096)	$(5,457,439)	(864,429)	$(11,465,375)
Lifestyle Balanced Portfolio	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	148,251	$2,052,964	100,376	$1,347,557
Distributions reinvested	211,310	2,937,784	136,241	1,811,123
Repurchased	(524,291)	(7,203,829)	(410,669)	(5,463,235)
Net decrease	(164,730)	$(2,213,081)	(174,052)	$(2,304,555)
Series II shares
Sold	830,061	$11,284,711	1,223,570	$16,245,296
Distributions reinvested	4,053,240	56,545,784	2,663,188	35,495,359
Repurchased	(8,034,848)	(109,865,002)	(8,676,513)	(115,252,032)
Net decrease	(3,151,547)	$(42,034,507)	(4,789,755)	$(63,511,377)

Portfolio share transactions, continued

Lifestyle Balanced Portfolio, Cont'd	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,058,504	$15,043,323	3,680,614	$49,373,633
Distributions reinvested	1,354,033	18,790,756	702,783	9,317,113
Repurchased	(1,168,228)	(15,701,957)	(1,001,904)	(13,441,220)
Net increase	1,244,309	$18,132,122	3,381,493	$45,249,526
Total net decrease	(2,071,968)	$(26,115,466)	(1,582,314)	$(20,566,406)
Lifestyle Conservative Portfolio	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	169,092	$1,968,704	154,494	$1,802,188
Distributions reinvested	39,940	479,251	37,478	424,087
Repurchased	(277,498)	(3,218,426)	(240,048)	(2,752,969)
Net decrease	(68,466)	$(770,471)	(48,076)	$(526,694)
Series II shares
Sold	506,398	$5,986,823	805,702	$9,340,289
Distributions reinvested	364,814	4,384,007	374,374	4,244,584
Repurchased	(2,106,082)	(24,806,338)	(2,189,706)	(25,026,191)
Net decrease	(1,234,870)	$(14,435,508)	(1,009,630)	$(11,441,318)
Series NAV shares
Sold	96,584	$1,114,953	77,619	$891,627
Distributions reinvested	23,368	280,000	22,142	250,333
Repurchased	(170,682)	(1,976,870)	(47,868)	(538,169)
Net increase (decrease)	(50,730)	$(581,917)	51,893	$603,791
Total net decrease	(1,354,066)	$(15,787,896)	(1,005,813)	$(11,364,221)
Lifestyle Growth Portfolio	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	82,294	$1,174,208	124,856	$1,748,582
Distributions reinvested	1,346,490	19,697,279	831,500	11,663,304
Repurchased	(2,222,865)	(32,554,901)	(1,847,756)	(25,830,185)
Net decrease	(794,081)	$(11,683,414)	(891,400)	$(12,418,299)
Series II shares
Sold	361,845	$5,217,497	505,837	$7,158,573
Distributions reinvested	27,825,219	407,797,112	17,219,933	241,799,171
Repurchased	(42,313,657)	(614,959,615)	(44,754,393)	(625,594,973)
Net decrease	(14,126,593)	$(201,945,006)	(27,028,623)	$(376,637,229)
Series NAV shares
Sold	813,339	$11,868,884	1,501,245	$20,809,825
Distributions reinvested	4,933,314	72,104,440	2,703,100	37,898,081
Repurchased	(1,972,764)	(28,484,858)	(1,578,850)	(22,019,651)
Net increase	3,773,889	$55,488,466	2,625,495	$36,688,255
Total net decrease	(11,146,785)	$(158,139,954)	(25,294,528)	$(352,367,273)
Lifestyle Moderate Portfolio	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	38,877	$495,780	18,151	$226,844
Distributions reinvested	53,245	704,138	45,397	567,581
Repurchased	(163,379)	(2,090,661)	(118,700)	(1,469,755)
Net decrease	(71,257)	$(890,743)	(55,152)	$(675,330)
Series II shares
Sold	499,982	$6,374,943	514,843	$6,462,913
Distributions reinvested	860,579	11,424,023	754,382	9,454,027
Repurchased	(2,442,046)	(31,523,864)	(3,540,483)	(44,272,533)
Net decrease	(1,081,485)	$(13,724,898)	(2,271,258)	$(28,355,593)

Portfolio share transactions, continued

Lifestyle Moderate Portfolio, Cont'd	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	334,893	$4,319,106	228,099	$2,873,697
Distributions reinvested	232,539	3,074,024	177,389	2,216,112
Repurchased	(481,848)	(6,190,407)	(324,125)	(4,101,033)
Net increase	85,584	$1,202,723	81,363	$988,776
Total net decrease	(1,067,158)	$(13,412,918)	(2,245,047)	$(28,042,147)
Mid Cap Growth Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	494,721	$5,445,893	198,420	$1,816,143
Repurchased	(2,083,941)	(22,778,120)	(2,512,721)	(23,958,896)
Net decrease	(1,589,220)	$(17,332,227)	(2,314,301)	$(22,142,753)
Series II shares
Sold	150,465	$1,338,285	135,425	$1,015,056
Repurchased	(1,245,458)	(10,614,230)	(1,842,868)	(13,842,396)
Net decrease	(1,094,993)	$(9,275,945)	(1,707,443)	$(12,827,340)
Series NAV shares
Sold	2,674,151	$30,263,558	1,544,466	$16,534,378
Repurchased	(5,737,613)	(66,820,952)	(7,108,134)	(73,284,409)
Net decrease	(3,063,462)	$(36,557,394)	(5,563,668)	$(56,750,031)
Total net decrease	(5,747,675)	$(63,165,566)	(9,585,412)	$(91,720,124)
Mid Cap Index Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	523,700	$10,968,587	624,042	$13,470,128
Distributions reinvested	3,269,066	67,538,904	1,862,638	39,581,057
Repurchased	(6,797,333)	(143,703,211)	(5,832,724)	(122,967,094)
Net decrease	(3,004,567)	$(65,195,720)	(3,346,044)	$(69,915,909)
Series II shares
Sold	21,231	$449,853	21,263	$446,100
Distributions reinvested	205,077	4,197,924	113,752	2,396,749
Repurchased	(467,179)	(9,716,777)	(394,798)	(8,221,346)
Net decrease	(240,871)	$(5,069,000)	(259,783)	$(5,378,497)
Series NAV shares
Sold	1,158,894	$24,178,825	936,338	$19,977,576
Distributions reinvested	1,250,610	25,837,606	639,945	13,592,425
Repurchased	(1,419,690)	(30,224,325)	(1,250,240)	(26,205,190)
Net increase	989,814	$19,792,106	326,043	$7,364,811
Total net decrease	(2,255,624)	$(50,472,614)	(3,279,784)	$(67,929,595)
Mid Value Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	735,703	$7,391,196	1,037,142	$11,021,747
Distributions reinvested	4,542,693	41,929,061	1,216,948	13,276,901
Repurchased	(4,406,458)	(45,292,608)	(3,524,593)	(38,079,602)
Net increase (decrease)	871,938	$4,027,649	(1,270,503)	$(13,780,954)
Series II shares
Sold	134,391	$1,316,224	96,367	$1,043,416
Distributions reinvested	977,773	9,044,402	256,386	2,802,300
Repurchased	(821,865)	(8,470,497)	(931,820)	(9,983,806)
Net increase (decrease)	290,299	$1,890,129	(579,067)	$(6,138,090)
Series NAV shares
Sold	1,021,755	$10,013,159	295,903	$3,241,409
Distributions reinvested	6,651,274	60,526,597	1,721,716	18,577,319
Repurchased	(3,954,792)	(40,458,313)	(5,179,827)	(55,280,171)
Net increase (decrease)	3,718,237	$30,081,443	(3,162,208)	$(33,461,443)
Total net increase (decrease)	4,880,474	$35,999,221	(5,011,778)	$(53,380,487)

Portfolio share transactions, continued

Real Estate Securities Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	47,096	$954,247	61,630	$1,216,229
Distributions reinvested	40,382	827,018	48,455	1,044,208
Repurchased	(376,510)	(7,590,280)	(437,749)	(8,615,342)
Net decrease	(289,032)	$(5,809,015)	(327,664)	$(6,354,905)
Series II shares
Sold	21,435	$431,772	36,179	$688,552
Distributions reinvested	17,208	352,072	21,102	454,334
Repurchased	(181,749)	(3,666,869)	(259,109)	(5,097,765)
Net decrease	(143,106)	$(2,883,025)	(201,828)	$(3,954,879)
Series NAV shares
Sold	1,219,874	$24,501,099	471,524	$9,129,418
Distributions reinvested	213,965	4,345,622	226,414	4,836,202
Repurchased	(1,072,455)	(21,559,027)	(1,060,307)	(20,711,951)
Net increase (decrease)	361,384	$7,287,694	(362,369)	$(6,746,331)
Total net decrease	(70,754)	$(1,404,346)	(891,861)	$(17,056,115)
Science & Technology Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,484,662	$37,195,902	1,735,326	$36,824,590
Distributions reinvested	6,745,683	170,261,047	—	—
Repurchased	(7,451,516)	(185,857,129)	(6,204,273)	(131,950,402)
Net increase (decrease)	778,829	$21,599,820	(4,468,947)	$(95,125,812)
Series II shares
Sold	191,816	$3,911,875	131,784	$2,408,896
Distributions reinvested	780,685	15,395,106	—	—
Repurchased	(721,119)	(14,457,053)	(1,041,677)	(19,242,596)
Net increase (decrease)	251,382	$4,849,928	(909,893)	$(16,833,700)
Series NAV shares
Sold	611,526	$15,894,229	531,450	$12,084,642
Distributions reinvested	1,471,130	39,132,051	—	—
Repurchased	(1,342,170)	(34,998,763)	(1,432,610)	(32,340,702)
Net increase (decrease)	740,486	$20,027,517	(901,160)	$(20,256,060)
Total net increase (decrease)	1,770,697	$46,477,265	(6,280,000)	$(132,215,572)
Small Cap Core Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	282,419	$3,558,349	302,063	$4,282,408
Distributions reinvested	926,019	11,260,395	560,643	7,781,731
Repurchased	(1,637,717)	(21,331,251)	(1,540,850)	(21,617,950)
Net decrease	(429,279)	$(6,512,507)	(678,144)	$(9,553,811)
Series II shares
Sold	35,844	$456,792	51,744	$739,414
Distributions reinvested	138,362	1,660,344	80,282	1,101,472
Repurchased	(231,566)	(2,978,187)	(241,496)	(3,357,798)
Net decrease	(57,360)	$(861,051)	(109,470)	$(1,516,912)
Series NAV shares
Sold	805,191	$10,376,883	814,136	$11,247,881
Distributions reinvested	1,530,788	18,476,608	1,397,720	19,274,555
Repurchased	(10,205,020)	(123,586,713)	(2,728,344)	(38,847,853)
Net decrease	(7,869,041)	$(94,733,222)	(516,488)	$(8,325,417)
Total net decrease	(8,355,680)	$(102,106,780)	(1,304,102)	$(19,396,140)
Small Cap Index Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,014,930	$14,274,629	1,567,843	$21,800,440
Distributions reinvested	1,681,223	24,798,040	711,192	9,978,020
Repurchased	(4,347,616)	(61,531,832)	(4,266,974)	(58,324,678)
Net decrease	(1,651,463)	$(22,459,163)	(1,987,939)	$(26,546,218)

Portfolio share transactions, continued

Small Cap Index Trust, Cont'd	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series II shares
Sold	29,951	$408,879	132,276	$1,829,901
Distributions reinvested	111,899	1,633,726	47,850	665,587
Repurchased	(384,206)	(5,363,825)	(423,593)	(5,657,909)
Net decrease	(242,356)	$(3,321,220)	(243,467)	$(3,162,421)
Series NAV shares
Sold	1,216,018	$17,099,302	1,313,265	$18,221,521
Distributions reinvested	772,363	11,423,248	276,930	3,893,643
Repurchased	(1,063,712)	(14,777,288)	(2,275,900)	(29,973,863)
Net increase (decrease)	924,669	$13,745,262	(685,705)	$(7,858,699)
Total net decrease	(969,150)	$(12,035,121)	(2,917,111)	$(37,567,338)
Small Cap Opportunities Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	32,112	$864,625	72,338	$1,996,897
Distributions reinvested	272,277	7,297,018	191,590	5,270,646
Repurchased	(322,464)	(8,781,977)	(362,351)	(10,193,993)
Net decrease	(18,075)	$(620,334)	(98,423)	$(2,926,450)
Series II shares
Sold	44,072	$1,132,089	47,594	$1,303,036
Distributions reinvested	89,973	2,321,299	66,169	1,758,771
Repurchased	(194,987)	(5,205,185)	(176,538)	(4,766,646)
Net decrease	(60,942)	$(1,751,797)	(62,775)	$(1,704,839)
Series NAV shares
Sold	445,291	$11,876,407	353,015	$9,806,057
Distributions reinvested	234,001	6,196,349	130,836	3,560,035
Repurchased	(170,330)	(4,660,510)	(543,624)	(14,735,216)
Net increase (decrease)	508,962	$13,412,246	(59,773)	$(1,369,124)
Total net increase (decrease)	429,945	$11,040,115	(220,971)	$(6,000,413)
Small Cap Stock Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	593,312	$3,831,376	724,913	$4,538,384
Distributions reinvested	3,488	24,451	—	—
Repurchased	(6,965,725)	(45,116,496)	(2,416,705)	(15,101,470)
Net decrease	(6,368,925)	$(41,260,669)	(1,691,792)	$(10,563,086)
Series II shares
Sold	54,748	$312,104	82,968	$454,214
Repurchased	(690,361)	(3,873,966)	(771,559)	(4,072,299)
Net decrease	(635,613)	$(3,561,862)	(688,591)	$(3,618,085)
Series NAV shares
Sold	1,309,582	$8,821,343	2,975,214	$20,890,231
Distributions reinvested	30,187	219,763	—	—
Repurchased	(2,973,267)	(19,999,763)	(3,751,691)	(24,415,896)
Net decrease	(1,633,498)	$(10,958,657)	(776,477)	$(3,525,665)
Total net decrease	(8,638,036)	$(55,781,188)	(3,156,860)	$(17,706,836)
Small Company Value Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	30,852	$292,602	42,061	$397,040
Distributions reinvested	403,976	3,716,576	184,642	1,776,252
Repurchased	(464,587)	(4,385,496)	(728,314)	(6,894,122)
Net decrease	(29,759)	$(376,318)	(501,611)	$(4,720,830)
Series II shares
Sold	33,077	$292,467	53,729	$470,602
Distributions reinvested	321,567	2,736,533	147,503	1,324,580
Repurchased	(510,377)	(4,468,788)	(646,268)	(5,667,834)
Net decrease	(155,733)	$(1,439,788)	(445,036)	$(3,872,652)

Portfolio share transactions, continued

Small Company Value Trust, Cont'd	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	347,579	$3,219,653	281,453	$2,626,211
Distributions reinvested	647,736	5,907,354	272,490	2,602,283
Repurchased	(359,142)	(3,430,243)	(551,849)	(5,329,603)
Net increase (decrease)	636,173	$5,696,764	2,094	$(101,109)
Total net increase (decrease)	450,681	$3,880,658	(944,553)	$(8,694,591)
Strategic Equity Allocation Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	992,210	$18,304,145	738,519	$13,228,257
Distributions reinvested	47,922,731	880,819,802	41,555,415	741,764,159
Repurchased	(72,265,614)	(1,362,052,851)	(71,034,339)	(1,308,378,084)
Net decrease	(23,350,673)	$(462,928,904)	(28,740,405)	$(553,385,668)
Total net decrease	(23,350,673)	$(462,928,904)	(28,740,405)	$(553,385,668)
Total Stock Market Index Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	982,933	$29,302,490	936,293	$25,844,228
Distributions reinvested	484,212	15,577,101	858,392	24,232,404
Repurchased	(3,748,493)	(114,189,538)	(2,891,298)	(78,113,277)
Net decrease	(2,281,348)	$(69,309,947)	(1,096,613)	$(28,036,645)
Series II shares
Sold	12,328	$357,825	76,527	$2,010,641
Distributions reinvested	40,003	1,277,282	72,856	2,042,884
Repurchased	(205,335)	(6,039,800)	(306,200)	(8,257,215)
Net decrease	(153,004)	$(4,404,693)	(156,817)	$(4,203,690)
Series NAV shares
Sold	2,310,299	$65,215,284	3,841,476	$100,565,956
Distributions reinvested	427,505	13,752,840	614,611	17,350,467
Repurchased	(1,281,660)	(38,350,329)	(509,053)	(14,104,285)
Net increase	1,456,144	$40,617,795	3,947,034	$103,812,138
Total net increase (decrease)	(978,208)	$(33,096,845)	2,693,604	$71,571,803
U.S. Growth Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	229,917	$1,382,023	649,040	$3,657,952
Distributions reinvested	3,739,696	24,195,834	2,020,630	11,800,479
Repurchased	(5,050,722)	(32,062,490)	(6,091,472)	(35,263,310)
Net decrease	(1,081,109)	$(6,484,633)	(3,421,802)	$(19,804,879)
Series II shares
Sold	246,424	$1,205,368	280,085	$1,253,554
Distributions reinvested	1,941,528	9,047,521	994,866	4,357,515
Repurchased	(2,182,608)	(10,425,878)	(3,213,465)	(14,096,364)
Net increase (decrease)	5,344	$(172,989)	(1,938,514)	$(8,485,295)
Series NAV shares
Sold	3,341,399	$21,732,068	2,786,607	$16,353,521
Distributions reinvested	6,335,071	41,748,119	3,163,894	18,793,533
Repurchased	(8,554,638)	(56,235,042)	(6,655,273)	(38,210,419)
Net increase (decrease)	1,121,832	$7,245,145	(704,772)	$(3,063,365)
Total net increase (decrease)	46,067	$587,523	(6,065,088)	$(31,353,539)
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Disciplined Value Emerging Markets Equity Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust, where affiliates owned 99.41%, 65.98%, 99.64% and 55.67% of Series II shares, respectively, and Disciplined Value Emerging Markets Equity Trust, Disciplined Value International Trust, International Equity Index Trust and Real Estate Securities Trust, where affiliates owned 60.68%, 90.96%, 99.97% and 91.61% of Series NAV shares, respectively, on December 31, 2025. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.

7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended December 31, 2025:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
500 Index Trust	—	$270,628,996	—	$364,146,416
American Asset Allocation Trust	—	113,974,741	—	150,853,139
American Global Growth Trust	—	31,969,556	—	33,002,869
American Growth Trust	—	119,884,982	—	157,167,613
American Growth-Income Trust	—	178,132,834	—	131,336,190
American International Trust	—	13,264,673	—	56,908,516
Blue Chip Growth Trust	—	381,606,632	—	626,079,632
Capital Appreciation Value Trust	$213,849,733	371,216,344	$206,787,015	395,756,713
Disciplined Value Emerging Markets Equity Trust	—	463,924,411	—	466,674,035
Disciplined Value International Trust	—	209,729,606	—	223,616,880
Equity Income Trust	—	228,614,926	—	845,344,513
Financial Industries Trust	—	102,089,386	—	116,289,714
Fundamental All Cap Core Trust	—	1,040,211,634	—	1,208,352,992
Fundamental Large Cap Value Trust	—	120,402,123	—	230,145,261
Global Equity Trust	—	123,176,063	—	156,352,336
Health Sciences Trust	—	154,813,373	—	185,626,550
International Equity Index Trust	—	55,644,992	—	43,441,240
International Small Company Trust	—	14,995,207	—	23,658,024
Lifestyle Balanced Portfolio	—	118,539,711	—	141,615,726
Lifestyle Conservative Portfolio	—	16,820,023	—	29,471,058
Lifestyle Growth Portfolio	—	549,477,972	—	696,356,004
Lifestyle Moderate Portfolio	—	27,553,523	—	36,602,949
Mid Cap Growth Trust	—	897,034,064	—	969,469,222
Mid Cap Index Trust	—	157,241,190	—	297,504,963
Mid Value Trust	—	321,377,963	—	386,906,952
Real Estate Securities Trust	—	312,411,191	—	310,908,814
Science & Technology Trust	—	2,552,101,591	—	2,741,110,297
Small Cap Core Trust	—	474,463,270	—	605,680,227
Small Cap Index Trust	—	62,630,739	—	108,902,068
Small Cap Opportunities Trust	—	92,045,677	—	94,618,215
Small Cap Stock Trust	—	186,672,757	—	249,462,565
Small Company Value Trust	—	48,959,124	—	54,434,307
Strategic Equity Allocation Trust	—	342,896,520	—	1,583,706,162
Total Stock Market Index Trust	—	69,591,850	—	126,482,766
U.S. Growth Trust	—	878,398,982	—	952,355,293
8.  Industry or sector risk
The portfolios may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a portfolio's assets are economically tied to a single or small number of industries or sectors of the economy, the portfolio will be less diversified than a more broadly diversified portfolio, and it may cause the portfolio to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the portfolio’s NAV more volatile. Further, a portfolio that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
9.  Investment in affiliated underlying funds
The Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The Lifestyle Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each affiliated underlying funds’ net assets. At December 31, 2025, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Lifestyle Balanced Portfolio	Select Bond Trust	8.8%
	Strategic Equity Allocation Trust	7.2%
Lifestyle Growth Portfolio	Strategic Equity Allocation Trust	52.6%
	Select Bond Trust	27.0%

Investment in affiliated underlying funds, continued

Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust*	24,251,914	$358,407,091	$797,773,483	$(913,568,767)	$92,578	$(83,388)	$10,819,693	—	$242,620,997
Blue Chip Growth Trust
John Hancock Collateral Trust*	—	—	$14,895,000	$(14,895,000)	—	—	$4,291	—	—
Capital Appreciation Value Trust
John Hancock Collateral Trust*	317,889	$150,947	$75,801,561	$(72,772,575)	$358	$(65)	$7,104	—	$3,180,226
Disciplined Value Emerging Markets Equity Trust
John Hancock Collateral Trust*	—	$3,660,691	$63,891,461	$(67,552,846)	$633	$61	$83,748	—	—
Disciplined Value International Trust
John Hancock Collateral Trust*	483,224	$153,612	$54,334,713	$(49,653,643)	$(542)	$128	$47,980	—	$4,834,268
Equity Income Trust
John Hancock Collateral Trust*	1,513,264	$11,923,203	$78,420,886	$(75,204,669)	$(409)	$(12)	$25,634	—	$15,138,999
Financial Industries Trust
John Hancock Collateral Trust*	364,473	$2,715,316	$69,082,428	$(68,152,035)	$542	$9	$106,322	—	$3,646,260
Fundamental All Cap Core Trust
John Hancock Collateral Trust	3,434,506	$46,468,206	$337,612,678	$(349,723,162)	$2,234	$(473)	$853,940	—	$34,359,483
Fundamental Large Cap Value Trust
John Hancock Collateral Trust	3,151,838	$16,053,207	$123,581,078	$(108,101,868)	$(640)	$(163)	$559,407	—	$31,531,614
International Equity Index Trust
John Hancock Collateral Trust*	262,053	$1,392,383	$67,950,018	$(66,720,442)	$(338)	$8	$92,595	—	$2,621,629
International Small Company Trust
John Hancock Collateral Trust*	237,035	$2,955,240	$12,980,670	$(13,564,502)	$85	$(152)	$62,602	—	$2,371,341
Lifestyle Balanced Portfolio
John Hancock Collateral Trust	23	$21	$16,636,591	$(16,635,912)	$(470)	—	$12,572	—	$230
Select Bond	41,933,725	492,479,965	43,064,755	(51,597,862)	(8,244,150)	$22,889,284	20,556,692	—	498,591,992
Strategic Equity Allocation	26,678,936	484,091,749	75,474,957	(90,017,864)	2,418,703	28,262,510	7,603,027	$55,714,856	500,230,055
					$(5,825,917)	$51,151,794	$28,172,291	$55,714,856	$998,822,277
Lifestyle Conservative Portfolio
John Hancock Collateral Trust	1	$1,423	$326,118	$(327,539)	$6	—	$466	—	$8
Select Bond	10,066,811	125,381,226	9,449,632	(19,005,730)	(2,996,597)	$6,865,856	4,969,620	—	119,694,387
Strategic Equity Allocation	1,582,828	30,742,694	7,370,391	(10,465,327)	398,659	1,631,611	455,819	$3,340,232	29,678,028
					$(2,597,932)	$8,497,467	$5,425,905	$3,340,232	$149,372,423
Lifestyle Growth Portfolio
John Hancock Collateral Trust	1	$5	$8,966,135	$(8,965,873)	$(260)	$1	$6,677	—	$8
Select Bond	128,526,472	1,518,681,058	87,107,535	(123,544,605)	(20,520,300)	66,456,066	62,399,323	—	1,528,179,754
Strategic Equity Allocation	194,950,373	3,543,589,137	462,370,437	(572,811,399)	74,157,202	148,014,119	55,520,096	$406,850,341	3,655,319,496
					$53,636,642	$214,470,186	$117,926,096	$406,850,341	$5,183,499,258
Lifestyle Moderate Portfolio
John Hancock Collateral Trust	1	$1,125	$320,119	$(321,226)	$(10)	—	$251	—	$8
Select Bond	13,657,448	160,646,561	11,388,174	(14,693,922)	(1,989,393)	$7,035,643	6,700,313	—	162,387,063

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	5,752,237	$106,765,553	$16,165,350	$(21,909,027)	$1,541,719	$5,290,846	$1,635,985	$11,988,472	$107,854,441
					$(447,684)	$12,326,489	$8,336,549	$11,988,472	$270,241,512
Mid Cap Growth Trust
John Hancock Collateral Trust*	330,112	$844,750	$128,623,465	$(126,165,581)	$(124)	—	$79,710	—	$3,302,510
Mid Cap Index Trust
John Hancock Collateral Trust*	4,144,286	$38,188,441	$357,451,385	$(354,177,922)	$(990)	$(645)	$1,085,286	—	$41,460,269
Mid Value Trust
John Hancock Collateral Trust*	1,004,793	$7,121,549	$110,801,293	$(107,870,086)	$(184)	$(421)	$117,429	—	$10,052,151
Real Estate Securities Trust
John Hancock Collateral Trust*	—	—	$17,176,112	$(17,176,440)	$328	—	$693	—	—
Science & Technology Trust
John Hancock Collateral Trust*	116,356	$3,103,289	$119,369,880	$(121,309,275)	$144	$8	$1,478,865	—	$1,164,046
Small Cap Core Trust
John Hancock Collateral Trust*	654,797	$4,131,989	$75,386,789	$(72,967,925)	$(179)	$48	$202,525	—	$6,550,722
Small Cap Index Trust
John Hancock Collateral Trust*	3,253,215	$24,215,235	$252,947,538	$(244,618,864)	$2,806	$(902)	$997,266	—	$32,545,813
Small Cap Opportunities Trust
John Hancock Collateral Trust*	1,147,113	$217,658	$33,811,232	$(22,552,867)	$148	$(222)	$9,201	—	$11,475,949
Small Cap Stock Trust
John Hancock Collateral Trust*	427,369	$4,074,271	$106,258,683	$(106,056,673)	$(741)	$(54)	$24,832	—	$4,275,486
Small Company Value Trust
John Hancock Collateral Trust*	64,848	$469,701	$28,773,515	$(28,594,700)	$219	$18	$13,740	—	$648,753
Strategic Equity Allocation Trust
John Hancock Collateral Trust*	25,425,243	$238,632,355	$1,931,813,621	$(1,916,099,445)	$28,478	$(15,793)	$8,814,280	—	$254,359,216
Total Stock Market Index Trust
John Hancock Collateral Trust*	3,345,854	$25,230,922	$193,702,408	$(185,458,836)	$44	$(1,946)	$1,439,080	—	$33,472,592
U.S. Growth Trust
John Hancock Collateral Trust*	—	—	$5,746,200	$(5,746,428)	$228	—	$245	—	—
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
10.  Investment in affiliates of advisor
Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	59,700	$1,895,490	$19,109	$(86,677)	$30,767	$309,136	$76,126	—	$2,167,825

11.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. At December 31, 2025, affiliated concentration (as a percentage of the portfolios' net assets) is as follows:
Portfolio	Affiliated Concentration
Blue Chip Growth Trust	17.0%
Mid Cap Growth Trust	20.3%
Mid Value Trust	28.9%
Strategic Equity Allocation Trust	100.0%
12.  Interfund trading
The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended December 31, 2025, the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Portfolio	Purchases	Sales
Equity Income Trust	$341,988	—
Small Company Value Trust	—	$414,920
13.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at December 31, 2025:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Mid Cap Growth Trust
Essence Group Holdings Corp.	5-1-14	$2,731,549	1,663,188	—	—	1,663,188	0.2%	$1,230,759
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.1%	1,000,154
								$2,230,913
14.  Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the portfolios' holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the portfolios' transactions in the securities of these issuers during the year ended December 31, 2025, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
American International Trust
American International Fund - Class 1	17,386,286	$349,028,504	$13,264,673	$(56,908,516)	$(3,331,260)	$86,182,360	$5,702,653	—	$388,235,761
15.  Segment reporting
The management committee of the Advisor acts as the portfolios' chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio's long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio's subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.

John Hancock Variable Insurance Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of John Hancock Variable Insurance Trust and Shareholders of 500 Index Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Blue Chip Growth Trust, Capital Appreciation Value Trust, Disciplined Value Emerging Markets Equity Trust, Disciplined Value International Trust, Equity Income Trust, Financial Industries Trust, Fundamental All Cap Core Trust, Fundamental Large Cap Value Trust, Global Equity Trust, Health Sciences Trust, International Equity Index Trust, International Small Company Trust, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Mid Cap Growth Trust, Mid Cap Index Trust, Mid Value Trust, Real Estate Securities Trust, Science & Technology Trust, Small Cap Core Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Cap Stock Trust, Small Company Value Trust, Strategic Equity Allocation Trust, Total Stock Market Index Trust and U.S. Growth Trust
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of 500 Index Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Blue Chip Growth Trust, Capital Appreciation Value Trust, Disciplined Value Emerging Markets Equity Trust, Disciplined Value International Trust, Equity Income Trust, Financial Industries Trust, Fundamental All Cap Core Trust, Fundamental Large Cap Value Trust, Global Equity Trust, Health Sciences Trust, International Equity Index Trust, International Small Company Trust, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Mid Cap Growth Trust, Mid Cap Index Trust, Mid Value Trust, Real Estate Securities Trust, Science & Technology Trust, Small Cap Core Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Cap Stock Trust, Small Company Value Trust, Strategic Equity Allocation Trust, Total Stock Market Index Trust and U.S. Growth Trust (thirty-five of the funds constituting John Hancock Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 20, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

John Hancock Variable Insurance Trust
Shareholder meeting

(Unaudited)
The portfolios held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	5,670,414,595.663	26,667,188.714
Christine L. Hurtsellers	5,669,231,089.721	27,850,694.656
Kenneth J. Phelan	5,670,154,966.243	26,926,818.134
Thomas R. Wright	5,670,911,891.149	26,169,893.228
Non-Independent Trustee
Kristie M. Feinberg	5,669,183,954.600	27,897,829.777
U.S. Growth Trust:
U.S. Growth Trust (formerly Capital Appreciation Trust) held a Special Meeting of Shareholders on Tuesday, August 26, 2025. The following proposal was considered by the shareholders:
Proposal: To approve a change to the classification of U.S. Growth Trust from "diversified" to "non-diversified."
THE PROPOSAL PASSED ON August 26, 2025.
	Shares voted	% Of shares voted	% Of outstanding shares
For	81,801,388.667	75.381%	75.380%
Against	16,958,171.470	15.627%	15.627%
Abstain	9,758,582.712	8.992%	8.992%

John Hancock Distributors, LLC, Member FINRA, SIPC200 Berkeley Street, Boston, MA 02116
John Hancock Variable Annuities: 800-344-1029
John Hancock Variable Life Insurance: 800-732-5543
johnhancock.com
JHT0A	12/31
2/26
1115015:12/25

American Funds Insurance Series®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2025
Lit. No. INGEFP4-998-0226 © 2026 Capital Group. All rights reserved.

Global Growth Fund
Investment portfolio December 31, 2025

Common stocks 96.94%	Shares	Value (000)
Information technology 29.37%
Taiwan Semiconductor Manufacturing Co., Ltd.	10,705,200	$522,985
Broadcom, Inc.	1,107,449	383,288
Microsoft Corp.	740,348	358,047
NVIDIA Corp.	1,437,636	268,119
ASML Holding NV (ADR)	120,673	129,103
ASML Holding NV	105,955	113,257
Micron Technology, Inc.	433,659	123,771
NEC Corp.	2,693,871	90,835
Samsung Electronics Co., Ltd.	1,068,680	89,068
SK hynix, Inc.	157,999	71,546
Cloudflare, Inc., Class A (a)	336,935	66,427
AppLovin Corp., Class A (a)	85,473	57,593
Tokyo Electron, Ltd.	237,700	52,203
Shopify, Inc., Class A, subordinate voting shares (a)	278,761	44,872
International Business Machines Corp.	131,299	38,892
EPAM Systems, Inc. (a)	179,438	36,763
Salesforce, Inc.	126,566	33,529
Intel Corp. (a)	902,119	33,288
Capgemini SE	176,911	29,299
Apple, Inc.	107,144	29,128
Ubiquiti, Inc.	51,660	28,586
Oracle Corp.	102,383	19,956
Dassault Systemes SE	701,879	19,604
Nemetschek SE	140,877	15,361
Check Point Software Technologies, Ltd. (a)	79,736	14,796
Synopsys, Inc. (a)	23,849	11,202
		2,681,518

Industrials 17.72%
Airbus SE, non-registered shares	640,525	148,572
Comfort Systems USA, Inc.	140,027	130,686
Safran SA	324,785	113,019
General Electric Co.	315,857	97,293
Siemens AG	330,684	92,868
Ryanair Holdings PLC (ADR)	1,180,370	85,211
Boeing Co. (The) (a)	372,821	80,947
Saab AB, Class B	1,217,750	70,832
BAE Systems PLC	2,424,921	55,747
GT Capital Holdings, Inc.	5,411,899	54,732
ATI, Inc. (a)	476,446	54,677
TransDigm Group, Inc.	38,430	51,106
RS Group PLC	5,414,909	45,232
Howmet Aerospace, Inc.	212,197	43,505
Core & Main, Inc., Class A (a)	797,398	41,441
ASSA ABLOY AB, Class B	1,034,590	40,110
Rocket Lab Corp. (a)	565,667	39,461
DSV A/S	153,094	38,526
Hitachi, Ltd.	1,228,900	38,125
Copart, Inc. (a)	878,862	34,407
Crane Co.	178,460	32,913
PACCAR, Inc.	286,995	31,429
The Toro Co.	373,724	29,420
Compagnie de Saint-Gobain SA, non-registered shares	270,675	27,477
Hanwha Aerospace Co., Ltd.	40,475	26,333
Alliance Global Group, Inc.	156,400,700	21,772
FTAI Aviation, Ltd.	102,740	20,224
Mitsui & Co., Ltd.	676,500	19,994
Deere & Co.	39,278	18,287

1	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
GE Vernova, Inc.	24,758	$16,181
Daikin Industries, Ltd.	76,900	9,872
Ingersoll-Rand, Inc.	96,000	7,605
		1,618,004

Consumer discretionary 13.88%
Prosus NV, Class N	1,846,586	114,052
MercadoLibre, Inc. (a)	42,043	84,686
Renault SA	1,688,781	69,914
Inchcape PLC	6,234,573	64,629
Booking Holdings, Inc.	11,574	61,983
Starbucks Corp.	729,678	61,446
Compagnie Financiere Richemont SA, Class A	279,343	60,287
Amazon.com, Inc. (a)	239,344	55,245
Chipotle Mexican Grill, Inc. (a)	1,462,554	54,114
Hyundai Motor Co.	254,391	52,086
LKQ Corp.	1,640,562	49,545
LVMH Moet Hennessy-Louis Vuitton SE	64,729	48,799
Trip.com Group, Ltd. (ADR)	672,433	48,355
MGM China Holdings, Ltd.	28,793,200	48,329
General Motors Co.	519,771	42,268
InterContinental Hotels Group PLC	299,249	41,918
Restaurant Brands International, Inc. (CAD denominated)	607,375	41,446
Alibaba Group Holding, Ltd. (ADR)	268,854	39,409
Entain PLC	3,341,847	34,412
Industria de Diseno Textil SA	501,952	33,064
Hermes International	12,384	30,597
Sanrio Co., Ltd.	912,300	28,622
Carvana Co., Class A (a)	61,924	26,133
D.R. Horton, Inc.	173,953	25,054
Toll Brothers, Inc.	167,692	22,675
Wynn Macau, Ltd.	21,430,000	16,295
O’Reilly Automotive, Inc. (a)	134,120	12,233
		1,267,596

Financials 13.85%
Citigroup, Inc.	1,215,819	141,874
Banco Bilbao Vizcaya Argentaria SA	5,187,583	121,338
3i Group PLC	2,294,508	99,828
Brookfield Corp., Class A	2,138,896	98,154
Aon PLC, Class A	244,466	86,267
Visa, Inc., Class A	237,305	83,225
Prudential PLC	5,215,411	80,470
Fiserv, Inc. (a)	1,031,889	69,312
Societe Generale	809,341	65,207
Ameriprise Financial, Inc.	104,697	51,337
Allianz SE	106,923	49,042
Aviva PLC	4,545,916	41,620
Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,293,921	38,688
Japan Post Insurance Co., Ltd.	1,156,950	34,716
UniCredit SpA	359,971	29,883
CME Group, Inc., Class A	103,473	28,256
Coinbase Global, Inc., Class A (a)	97,796	22,116
MS&AD Insurance Group Holdings, Inc.	831,800	19,587
Arthur J. Gallagher & Co.	74,138	19,186
CaixaBank SA, non-registered shares	1,557,890	19,025
HSBC Holdings PLC (GBP denominated)	1,163,368	18,239
HDFC Bank, Ltd.	1,328,758	14,683

American Funds Insurance Series	2

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Eurobank SA	3,558,529	$14,263
Swissquote Group Holding, Ltd.	15,017	9,116
CVC Capital Partners PLC	542,527	9,085
		1,264,517

Health care 7.75%
Vertex Pharmaceuticals, Inc. (a)	213,311	96,707
Argenx SE (ADR) (a)	80,747	67,904
Regeneron Pharmaceuticals, Inc.	83,600	64,528
Thermo Fisher Scientific, Inc.	103,186	59,791
UnitedHealth Group, Inc.	179,184	59,150
Eli Lilly and Co.	43,922	47,202
EssilorLuxottica SA	144,508	45,690
Sanofi	378,504	36,721
Cigna Group (The)	132,736	36,533
AstraZeneca PLC	194,247	35,779
Pfizer, Inc.	1,418,993	35,333
Haleon PLC	6,192,098	31,333
Centene Corp. (a)	580,852	23,902
Bayer AG	537,074	23,168
Alnylam Pharmaceuticals, Inc. (a)	50,179	19,954
Novo Nordisk AS, Class B	237,847	12,124
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	367,000	11,454
		707,273

Communication services 5.39%
Meta Platforms, Inc., Class A	213,121	140,679
Alphabet, Inc., Class A	269,199	84,259
Spotify Technology SA (a)	118,391	68,751
Publicis Groupe SA	549,935	57,051
Bharti Airtel, Ltd.	2,029,589	47,612
Netflix, Inc. (a)	419,340	39,317
Nintendo Co., Ltd.	566,253	38,250
Tencent Holdings, Ltd.	213,900	16,391
		492,310

Consumer staples 3.33%
Nestle SA	695,583	69,136
Dollar General Corp.	408,173	54,193
Costco Wholesale Corp.	44,829	38,658
Carrefour SA, non-registered shares	2,201,230	36,717
Pernod Ricard SA	384,768	32,940
Coca-Cola HBC AG (CDI) (a)	445,087	23,050
Philip Morris International, Inc.	121,081	19,421
Monster Beverage Corp. (a)	239,297	18,347
Loblaw Cos., Ltd.	267,760	12,105
		304,567

Materials 2.48%
Lynas Rare Earths, Ltd. (a)	5,358,289	44,201
Agnico Eagle Mines, Ltd.	240,735	40,824
Amcor PLC (CDI)	3,567,000	29,808
Linde PLC	63,907	27,249
Sherwin-Williams Co.	81,338	26,356
First Quantum Minerals, Ltd. (a)	802,920	21,527

3	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Syensqo SA	168,919	$13,566
Ecolab, Inc.	46,140	12,113
LyondellBasell Industries NV	250,227	10,835
		226,479

Energy 1.34%
NAC Kazatomprom JSC (GDR)	673,935	37,443
Canadian Natural Resources, Ltd. (CAD denominated)	1,066,948	36,139
Tourmaline Oil Corp.	612,792	27,489
Reliance Industries, Ltd.	789,344	13,778
TotalEnergies SE (EUR denominated)	112,486	7,331
		122,180

Real estate 1.24%
Mirvac Group REIT	25,439,540	34,719
Simon Property Group, Inc. REIT	168,674	31,223
Sun Hung Kai Properties, Ltd.	2,378,500	28,855
Dexus REIT	3,935,855	18,150
		112,947

Utilities 0.59%
Oklo, Inc., Class A (a)(b)	258,331	18,538
Veolia Environnement SA	429,985	14,981
FirstEnergy Corp.	286,296	12,818
NRG Energy, Inc.	50,420	8,029
		54,366
Total common stocks (cost: $5,566,337,000)		8,851,757
Short-term securities 3.17%
Money market investments 3.16%
Capital Group Central Cash Fund 3.79% (c)(d)	2,888,549	288,884

Money market investments purchased with collateral from securities on loan 0.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (c)(e)	1,098,443	1,098
Total short-term securities (cost: $289,944,000)		289,982
Total investment securities 100.11% (cost: $5,856,281,000)		9,141,739
Other assets less liabilities (0.11)%		(10,393)
Net assets 100.00%		$9,131,346

American Funds Insurance Series	4

Global Growth Fund (continued)
Investments in affiliates (d)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 3.16%
Money market investments 3.16%
Capital Group Central Cash Fund 3.79% (c)	$283,574	$1,841,815	$1,836,409	$(82)	$(14)	$288,884	$12,461

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 12/31/2025.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	American Funds Insurance Series

Global Small Capitalization Fund
Investment portfolio December 31, 2025

Common stocks 96.08%	Shares	Value (000)
Industrials 21.20%
International Container Terminal Services, Inc.	3,664,220	$35,133
ATI, Inc. (a)	265,862	30,510
Cleanaway Waste Management, Ltd.	17,157,789	29,580
Trelleborg AB, Class B	565,261	23,920
Takasago Thermal Engineering Co., Ltd.	806,148	22,853
Diploma PLC	300,405	21,440
Casella Waste Systems, Inc., Class A (a)	212,525	20,815
Adecco Group AG	694,197	20,168
Nexans SA	134,522	19,782
Modine Manufacturing Co. (a)	146,345	19,539
UL Solutions, Inc., Class A	236,384	18,641
Qantas Airways, Ltd.	2,530,925	17,461
Alaska Air Group, Inc. (a)	343,688	17,287
CBIZ, Inc. (a)	340,016	17,154
Carel Industries SpA	555,967	16,010
Comfort Systems USA, Inc.	16,788	15,668
VSE Corp.	90,068	15,561
Oshkosh Corp.	106,689	13,403
Bombardier, Inc., Class B (a)	75,000	12,759
Rumo SA	4,373,675	11,683
ICF International, Inc.	133,699	11,405
Inox Wind, Ltd. (a)	7,777,781	10,690
Kandenko Co., Ltd.	327,900	10,538
AFRY AB, Class B	642,228	10,430
Badger Infrastructure Solutions, Ltd.	183,079	9,755
Applied Industrial Technologies, Inc.	35,926	9,225
Addtech AB, Class B	245,222	8,714
Howden Joinery Group PLC	747,163	8,320
Neway Valve (Suzhou) Co., Ltd., Class A	1,107,550	8,219
dormakaba Holding AG	97,220	7,861
ESAB Corp.	68,792	7,685
First Advantage Corp. (a)	528,767	7,683
Sterling Infrastructure, Inc. (a)	24,972	7,647
Beijer Ref AB, Class B	445,805	7,172
Visional, Inc. (a)	105,238	6,730
IMCD NV	71,611	6,515
Sinfonia Technology Co., Ltd.	110,986	6,443
Huber + Suhner AG	35,267	6,381
Tetra Tech, Inc.	186,785	6,265
Engcon AB, Class B	624,455	5,619
Localiza Rent a Car SA, ordinary nominative shares	663,945	5,236
Localiza Rent a Car SA (a)	25,536	194
SATS, Ltd.	1,817,900	5,378
SPIE SA	90,533	5,211
Rosebank Industries PLC (a)	1,094,795	5,163
WESCO International, Inc.	20,529	5,022
XPO, Inc. (a)	35,214	4,786
Saia, Inc. (a)	13,577	4,433
RENK Group AG	60,784	3,806
Hensoldt AG (b)	41,633	3,598
Matson, Inc.	28,475	3,518
Reliance Worldwide Corp., Ltd.	1,357,484	3,485
Takuma Co., Ltd.	204,600	3,237
KEI Industries, Ltd.	64,373	3,195
IndiaMart InterMesh, Ltd.	113,259	2,802
Huaming Power Equipment Co., Ltd., Class A	647,600	2,314
Byrna Technologies, Inc. (a)(b)	98,413	1,652
McGrath RentCorp	3,980	418
		626,112

American Funds Insurance Series	6

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)

Financials 16.44%
IIFL Finance, Ltd. (a)	4,298,688	$29,178
Stifel Financial Corp.	224,039	28,054
HDFC Asset Management Co., Ltd.	907,132	26,969
SLM Corp.	972,198	26,308
Porto Seguro SA	2,915,882	25,720
Glacier Bancorp, Inc.	577,688	25,447
Cholamandalam Investment and Finance Co., Ltd.	1,274,960	24,092
First American Financial Corp.	379,577	23,321
Vontobel Holding AG	257,533	20,820
Max Financial Services, Ltd. (a)	975,628	18,142
SiriusPoint, Ltd. (a)	767,775	16,807
Kyoto Financial Group, Inc.	750,000	16,355
Pluxee NV	1,010,488	15,831
Janus Henderson Group PLC	299,721	14,258
Lazard, Inc., Class A	274,252	13,318
Home BancShares, Inc.	449,364	12,483
Gunma Bank, Ltd. (The)	1,068,100	11,747
Sprott, Inc.	109,623	10,737
GQG Partners, Inc. (CDI)	9,139,164	10,643
Banco del Bajio SA	3,890,796	9,827
Asia Commercial Joint Stock Bank	10,676,850	9,743
SouthState Bank Corp.	94,096	8,855
Eurobank SA	2,174,630	8,716
EFG International AG	334,117	7,988
FirstCash Holdings, Inc.	48,401	7,714
Hokuhoku Financial Group, Inc.	253,900	7,410
IG Group Holdings PLC	382,385	6,778
Patria Investments, Ltd., Class A	397,904	6,323
Discovery, Ltd.	381,042	5,240
JB Financial Group Co., Ltd.	282,792	5,023
PJT Partners, Inc., Class A	28,318	4,735
360 ONE WAM, Ltd.	356,178	4,703
Baldwin Insurance Group, Inc. (The), Class A (a)	180,849	4,346
CVB Financial Corp.	226,040	4,204
Root, Inc., Class A (a)	53,525	3,866
Pinnacle Investment Management Group, Ltd.	322,427	3,655
Haci A–mer Sabanci Holding AS	1,367,842	2,691
Capitec Bank Holdings, Ltd.	8,764	2,201
EZCORP, Inc., Class A, nonvoting shares (a)	74,602	1,449
		485,697

Information technology 14.52%
King Slide Works Co., Ltd.	253,784	30,159
Lumentum Holdings, Inc. (a)	80,942	29,834
Semtech Corp. (a)	376,056	27,712
MACOM Technology Solutions Holdings, Inc. (a)	156,241	26,761
Lattice Semiconductor Corp. (a)	358,889	26,407
Kokusai Electric Corp.	663,891	23,173
Q2 Holdings, Inc. (a)	305,539	22,048
CompoSecure, Inc., Class A (a)(c)	948,877	17,014
CompoSecure, Inc., Class A (a)	145,811	2,811
PAR Technology Corp. (a)(b)	466,983	16,942
Silicon Laboratories, Inc. (a)	116,697	15,252
Allegro MicroSystems, Inc. (a)	555,183	14,646
Rogers Corp. (a)	147,666	13,522
Credo Technology Group Holding, Ltd. (a)	92,021	13,241
Unity Software, Inc. (a)	277,946	12,277
Agilysys, Inc. (a)	96,907	11,516
Maruwa Co., Ltd.	41,254	11,156
Riken Keiki Co., Ltd.	530,000	10,840

7	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Pegasystems, Inc.	159,265	$9,511
Klaviyo, Inc., Class A (a)	284,599	9,241
Tokyo Seimitsu Co., Ltd.	124,023	8,770
eMemory Technology, Inc.	157,430	8,595
Fabrinet, non-registered shares (a)	14,995	6,827
Soitec (a)	177,920	4,810
Cellebrite DI, Ltd. (a)	253,216	4,565
Netskope, Inc., Class A (a)(b)	251,977	4,420
Via Transportation, Inc., Class A (a)(b)	141,377	4,101
OBIC Business Consultants Co., Ltd.	73,900	3,990
Insight Enterprises, Inc. (a)	47,429	3,864
Softcat PLC	195,529	3,717
Topicus.com, Inc., subordinate voting shares (a)	38,110	3,530
MongoDB, Inc., Class A (a)	8,355	3,507
Shibaura Mechatronics Corp.	26,300	3,190
Commvault Systems, Inc. (a)	24,418	3,061
HPSP Co., Ltd.	132,490	3,056
Cipher Mining, Inc. (a)(b)	206,487	3,048
MARA Holdings, Inc. (a)(b)	327,085	2,937
ASMPT, Ltd.	293,500	2,921
Domo, Inc., Class B (a)	300,977	2,537
Wolfspeed, Inc. (a)(b)	89,368	1,556
Hexaware Technologies, Ltd.	126,699	1,079
Bitdeer Technologies Group, Class A (a)(b)	49,512	555
Yotpo, Ltd. (a)(c)(d)	678,736	265
		428,964

Consumer discretionary 11.70%
CAVA Group, Inc. (a)(b)	547,511	32,133
Light & Wonder, Inc. CHESS Depositary Interest (a)	266,937	27,998
Entain PLC	2,694,154	27,743
TopBuild Corp. (a)	49,920	20,826
DraftKings, Inc., Class A (a)	535,848	18,465
Thor Industries, Inc.	170,817	17,538
Champion Homes, Inc. (a)	182,251	15,400
Sega Sammy Holdings, Inc.	878,000	13,727
Wyndham Hotels & Resorts, Inc.	175,062	13,228
Acushnet Holdings Corp.	165,000	13,170
LKQ Corp.	420,833	12,709
Patrick Industries, Inc.	96,348	10,447
Guzman y Gomez, Ltd.	668,245	9,643
Food & Life Cos., Ltd.	184,900	9,373
Steven Madden, Ltd. (b)	208,312	8,674
Ollies Bargain Outlet Holdings, Inc. (a)	74,296	8,144
Aditya Vision, Ltd.	1,363,712	7,408
Cartrade Tech, Ltd. (a)	227,495	7,154
tonies SE, Class A (a)	568,903	6,987
Grand Canyon Education, Inc. (a)	41,039	6,825
Dominos Pizza Enterprises, Ltd.	486,762	6,810
Lottomatica Group SpA	254,958	6,691
MRF, Ltd.	3,861	6,567
Yonex Co., Ltd.	300,000	6,362
Boot Barn Holdings, Inc. (a)	33,840	5,972
Inchcape PLC	420,301	4,357
Camping World Holdings, Inc., Class A	426,336	4,148
Cairn Homes PLC (EUR denominated)	1,597,882	3,891
Savers Value Village, Inc. (a)	367,506	3,433
Zalando SE, non-registered shares (a)	115,415	3,427
Smartfit Escola de Ginastica e Danca SA	677,584	2,865

American Funds Insurance Series	8

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Coats Group PLC	2,231,726	$2,529
Groupe Dynamite, Inc.	8,500	512
Metaplanet, Inc. (a)	137,850	350
		345,506

Health care 10.57%
Insulet Corp. (a)	85,352	24,260
Ensign Group, Inc. (The)	127,853	22,272
Carl Zeiss Meditec AG, non-registered shares (b)	417,299	19,593
IDEAYA Biosciences, Inc. (a)(b)	486,851	16,830
Bio-Rad Laboratories, Inc., Class A (a)	54,843	16,617
Max Healthcare Institute, Ltd.	1,220,256	14,191
Addus HomeCare Corp. (a)	125,640	13,492
Kymera Therapeutics, Inc. (a)	171,932	13,378
Rhythm Pharmaceuticals, Inc. (a)	112,926	12,088
Ambu AS, Class B, non-registered shares (b)	873,841	12,047
ADMA Biologics, Inc. (a)	596,196	10,875
Vitrolife AB	730,264	10,864
Bio-Techne Corp.	178,365	10,490
Zealand Pharma AS (a)	132,343	9,631
Masimo Corp. (a)(b)	72,354	9,410
Vimian Group AB (publ) (a)(b)	2,729,438	8,952
Asker Healthcare Group AB (a)	964,065	8,829
iRhythm Technologies, Inc. (a)	45,776	8,122
Encompass Health Corp.	62,771	6,662
BridgeBio Pharma, Inc. (a)	86,007	6,579
Shanghai Conant Optical Co., Ltd., Class H	902,000	6,258
Establishment Labs Holdings, Inc. (a)(b)	85,657	6,243
Indegene, Ltd.	933,888	5,409
Denali Therapeutics, Inc. (a)	315,416	5,208
CONMED Corp.	124,153	5,041
Dr. Lal PathLabs, Ltd.	301,052	4,966
AddLife AB, Class B	285,033	4,923
Aster DM Healthcare, Ltd.	688,425	4,725
Prestige Consumer Healthcare, Inc. (a)	53,648	3,310
Inhibrx Biosciences, Inc. (a)(b)	41,358	3,267
Enliven Therapeutics, Inc. (a)(b)	138,269	2,129
Waystar Holding Corp. (a)	59,700	1,955
Biohaven, Ltd. (a)	164,617	1,859
GeneDx Holdings Corp., Class A (a)	12,764	1,660
		312,135

Materials 7.75%
Resonac Holdings Co., Ltd.	1,078,714	45,051
Materion Corp.	237,927	29,579
Sumitomo Bakelite Co., Ltd.	830,059	27,399
Celanese Corp.	567,064	23,975
Lundin Mining Corp.	1,000,000	21,493
Lundin Gold, Inc.	202,100	16,789
Knife River Corp. (a)	174,361	12,266
Dyno Nobel, Ltd.	5,112,453	10,919
Louisiana-Pacific Corp.	110,000	8,884
Vicat SACA	85,775	7,625
Acerinox SA	437,480	6,481
Mitsui Kinzoku Co., Ltd.	41,700	4,711
Umicore SA	168,404	3,515
Cabot Corp.	48,229	3,197
Huhtamaki OYJ	82,277	2,867

9	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Arkema SA	34,302	$2,098
Mayr-Melnhof Karton AG, non-registered shares	17,249	1,882
Titan SA	1,455	90
		228,821

Communication services 3.97%
Nippon Television Holdings, Inc.	986,700	23,925
Magnite, Inc. (a)	1,429,601	23,202
Springer Nature AG & Co. KGaA, non-registered shares	593,839	13,346
Stubhub Holdings, Inc., Class A (a)(b)	900,000	12,177
New York Times Co., Class A	175,000	12,149
Indosat Tbk PT	85,573,409	11,905
Kadokawa Corp.	529,800	10,749
Rightmove PLC	1,080,615	7,555
Bharti Hexacom, Ltd.	63,232	1,282
Starz Entertainment Corp. (a)	82,800	969
		117,259

Consumer staples 3.25%
Raia Drogasil SA, ordinary nominative shares	7,751,754	33,248
BBB Foods, Inc., Class A (a)	767,003	25,610
Universal Robina Corp.	13,048,305	14,887
Lamb Weston Holdings, Inc.	320,000	13,405
Apotea Sverige AB (a)	593,629	5,929
e.l.f. Beauty, Inc. (a)	40,599	3,087
		96,166

Energy 2.66%
Weatherford International	409,326	32,034
CNX Resources Corp. (a)	525,389	19,319
Vista Energy, SAB de CV, Class A (ADR) (a)	207,708	10,107
Aegis Logistics Ltd.	790,464	6,306
Secure Waste Infrastructure Corp.	369,037	4,643
Cactus, Inc., Class A	77,043	3,519
Aegis Vopak Terminals, Ltd. (a)	953,011	2,643
		78,571

Real estate 2.41%
Charter Hall Group REIT	1,491,963	24,257
Embassy Office Parks REIT	4,429,528	21,465
Mindspace Business Parks REIT	1,250,000	6,607
NTT DC REIT (a)	5,706,900	5,815
Lodha Developers, Ltd.	442,564	5,226
St. Joe Co.	70,902	4,209
Altus Group, Ltd.	88,775	3,668
		71,247

Utilities 1.61%
Black Hills Corp.	280,286	19,457
Talen Energy Corp. (a)	23,357	8,755

American Funds Insurance Series	10

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Nippon Gas Co., Ltd.	364,000	$6,893
SembCorp Industries, Ltd.	1,425,500	6,655
IDACORP, Inc.	45,900	5,809
		47,569
Total common stocks (cost: $2,108,611,000)		2,838,047
Preferred securities 0.66%
Information technology 0.41%
SmartHR, Inc., Series D, preferred shares (a)(c)(d)	3,006	10,054
Yotpo, Ltd., Series F, preferred shares (a)(c)(d)	2,158,609	842
Yotpo, Ltd., Series B, preferred shares (a)(c)(d)	287,894	112
Yotpo, Ltd., Series C, preferred shares (a)(c)(d)	274,070	107
Yotpo, Ltd., Series A-1, preferred shares (a)(c)(d)	183,819	72
Yotpo, Ltd., Series A, preferred shares (a)(c)(d)	89,605	35
Yotpo, Ltd., Series C-1, preferred shares (a)(c)(d)	75,980	30
Yotpo, Ltd., Series D, preferred shares (a)(c)(d)	42,368	16
Yotpo, Ltd., Series B-1, preferred shares (a)(c)(d)	33,838	13
Outreach Corp., Series G, preferred shares (a)(c)(d)	154,354	807
		12,088

Financials 0.25%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	500,000	7,200
Total preferred securities (cost: $27,808,000)		19,288
Rights & warrants 0.00%
Consumer discretionary 0.00%
Smartfit Escola de Ginastica e Danca SA, rights, expire 1/6/2026 (a)	21,419	12
Convertible bonds & notes 0.05%	Principal amount (000)
Information technology 0.05%
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031	USD773	1,149
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (e)	291	432
Total convertible bonds & notes (cost: $923,000)		1,581
Bonds, notes & other debt instruments 0.03%
Corporate bonds and notes 0.03%
Information technology 0.03%
Wolfspeed, Inc. 7.00% Cash 6/15/2031 (7.00% on 12/15/2030) (f)(g)	1,173	945
Total bonds, notes & other debt instruments (cost: $1,334,000)		945
Short-term securities 6.72%	Shares
Money market investments 2.90%
Capital Group Central Cash Fund 3.79% (h)(i)	856,817	85,690

11	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Short-term securities (continued)		Shares	Value (000)
Money market investments purchased with collateral from securities on loan 2.33%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (h)(j)		55,116,990	$55,117
Capital Group Central Cash Fund 3.79% (h)(i)(j)		138,082	13,810
			68,927
	Weighted average yield at acquisition	Principal amount (000)
Commercial paper 1.49%
Oversea-Chinese Banking Corp., Ltd. 1/16/2026 (e)	3.214%	USD21,500	21,464
TOTAL Holdings USA, Inc. 1/9/2026 (e)	2.868	22,500	22,479
			43,943
Total short-term securities (cost: $198,558,000)			198,560
Total investment securities 103.54% (cost: $2,337,234,000)			3,058,433
Other assets less liabilities (3.54)%			(104,630)
Net assets 100.00%			$2,953,803
Investments in affiliates (i)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Lands’ End, Inc. (a)(k)	$27,594	$—	$16,981	$2,176	$(12,789)	$—	$—
Short-term securities 3.37%
Money market investments 2.90%
Capital Group Central Cash Fund 3.79% (h)	16,001	781,768	712,093	10	4	85,690	4,646
Money market investments purchased with collateral from securities on loan 0.47%
Capital Group Central Cash Fund 3.79% (h)(j)	19,927		6,117 (l)			13,810	— (m)
Total short-term securities						99,500
Total 3.37%				$2,186	$(12,785)	$99,500	$4,646
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CompoSecure, Inc., Class A (a)	12/24/2025	$17,554	$17,014	0.57%
SmartHR, Inc., Series D, preferred shares (a)(d)	5/28/2021	14,344	10,054	0.34
Yotpo, Ltd., Series F, preferred shares (a)(d)	2/25/2021	4,748	842	0.03
Yotpo, Ltd. (a)(d)	3/16/2021	1,418	265	0.01
Yotpo, Ltd., Series B, preferred shares (a)(d)	3/16/2021	602	112	0.01
Yotpo, Ltd., Series C, preferred shares (a)(d)	3/16/2021	573	107	0.00 (n)
Yotpo, Ltd., Series A-1, preferred shares (a)(d)	3/16/2021	384	72	0.00 (n)
Yotpo, Ltd., Series A, preferred shares (a)(d)	3/16/2021	187	35	0.00 (n)
Yotpo, Ltd., Series C-1, preferred shares (a)(d)	3/16/2021	159	30	0.00 (n)
Yotpo, Ltd., Series D, preferred shares (a)(d)	3/16/2021	88	16	0.00 (n)

American Funds Insurance Series	12

Global Small Capitalization Fund (continued)
Restricted securities (c) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Yotpo, Ltd., Series B-1, preferred shares (a)(d)	3/16/2021	$71	$13	0.00%(n)
Outreach Corp., Series G, preferred shares (a)(d)	5/27/2021	4,517	807	0.03
Total		$44,645	$29,367	0.99%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Value determined using significant unobservable inputs.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $44,375,000, which represented 1.50% of the net assets of the fund.

(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	Step bond; coupon rate may change at a later date.
(h)	Rate represents the seven-day yield at 12/31/2025.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(j)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(k)	Affiliated issuer during the reporting period but no longer held at 12/31/2025.
(l)	Represents net activity. Refer to Note 5 for more information on securities lending.
(m)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(n)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CDI = CREST Depository Interest
EUR = Euros
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

13	American Funds Insurance Series

Growth Fund
Investment portfolio December 31, 2025

Common stocks 97.05%	Shares	Value (000)
Information technology 30.03%
NVIDIA Corp.	14,633,168	$2,729,086
Broadcom, Inc.	7,127,917	2,466,972
Microsoft Corp.	4,705,891	2,275,863
Micron Technology, Inc.	4,145,247	1,183,095
Shopify, Inc., Class A, subordinate voting shares (a)	6,681,199	1,075,473
Apple, Inc.	3,469,920	943,333
Cloudflare, Inc., Class A (a)	3,933,670	775,523
Salesforce, Inc.	2,329,847	617,200
Taiwan Semiconductor Manufacturing Co., Ltd.	9,590,699	468,538
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	178,139	54,135
SK hynix, Inc.	1,021,431	462,530
Strategy, Inc., Class A (a)	2,430,046	369,246
Constellation Software, Inc.	144,522	347,619
Fair Isaac Corp. (a)	159,463	269,591
Synopsys, Inc. (a)	548,921	257,839
AppLovin Corp., Class A (a)	321,334	216,521
KLA Corp.	161,842	196,651
Unity Software, Inc. (a)	4,187,714	184,971
Adobe, Inc. (a)	464,126	162,440
Intel Corp. (a)	4,381,849	161,690
Amphenol Corp., Class A	1,061,587	143,463
ASML Holding NV (ADR)	121,131	129,593
ASML Holding NV	11,142	11,910
Klaviyo, Inc., Class A (a)	3,758,673	122,044
Gartner, Inc. (a)	440,392	111,102
DocuSign, Inc. (a)	1,362,952	93,226
Intuit, Inc.	109,602	72,603
Fortinet, Inc. (a)	840,566	66,749
Monday.com, Ltd. (a)	437,980	64,628
HubSpot, Inc. (a)	133,103	53,414
Accenture PLC, Class A	194,545	52,196
Datadog, Inc., Class A (a)	322,570	43,866
RingCentral, Inc., Class A (a)	1,465,500	42,324
Tower Semiconductor, Ltd. (a)	328,759	38,603
Atlassian Corp., Class A (a)	175,462	28,449
Applied Materials, Inc.	102,877	26,438
Hewlett Packard Enterprise Co.	1,097,823	26,370
OpenAI Group PBC, Class A (a)(b)	35,568	17,228
MKS, Inc.	101,047	16,147
ServiceNow, Inc. (a)	100,415	15,383
TE Connectivity PLC	58,501	13,310
Stripe, Inc., Class B (a)(b)(c)	168,598	6,983
Figma, Inc. (a)	181,900	6,798
		16,421,143

Communication services 17.08%
Meta Platforms, Inc., Class A	6,338,307	4,183,853
Alphabet, Inc., Class A	5,117,670	1,601,831
Alphabet, Inc., Class C	4,890,122	1,534,520
Netflix, Inc. (a)	11,967,549	1,122,077
Live Nation Entertainment, Inc. (a)	1,673,146	238,423
Snap, Inc., Class A, nonvoting shares (a)	27,200,000	219,504
ROBLOX Corp., Class A (a)	2,022,582	163,890
Reddit, Inc., Class A (a)	385,000	88,500
Charter Communications, Inc., Class A (a)	257,459	53,745
Take-Two Interactive Software, Inc. (a)	205,671	52,658
T-Mobile US, Inc.	142,902	29,015

American Funds Insurance Series	14

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Nintendo Co., Ltd.	411,400	$27,790
Spotify Technology SA (a)	36,511	21,202
Stubhub Holdings, Inc., Class A (a)(d)	289,405	3,916
		9,340,924

Consumer discretionary 15.69%
Tesla, Inc. (a)	7,508,443	3,376,697
Amazon.com, Inc. (a)	4,731,936	1,092,225
Royal Caribbean Cruises, Ltd.	1,873,957	522,684
D.R. Horton, Inc.	3,192,890	459,872
Chipotle Mexican Grill, Inc. (a)	9,143,057	338,293
DoorDash, Inc., Class A (a)	1,463,440	331,440
NIKE, Inc., Class B	4,175,649	266,031
Flutter Entertainment PLC (a)	1,088,583	234,089
Burlington Stores, Inc. (a)	606,948	175,317
Tractor Supply Co.	3,325,000	166,283
Hermes International	61,000	150,713
Wayfair, Inc., Class A (a)	1,406,061	141,183
Norwegian Cruise Line Holdings, Ltd. (a)	6,094,950	136,039
Rivian Automotive, Inc., Class A (a)	6,072,024	119,680
Aramark	3,218,114	118,620
Home Depot, Inc.	315,781	108,660
Texas Roadhouse, Inc.	569,220	94,491
LVMH Moet Hennessy-Louis Vuitton SE	103,754	78,220
CAVA Group, Inc. (a)	1,153,603	67,705
Service Corp. International	848,647	66,169
Amadeus IT Group SA, Class A, non-registered shares	900,457	66,047
Five Below, Inc. (a)	252,000	47,467
Duolingo, Inc., Class A (a)	267,716	46,984
TopBuild Corp. (a)	109,349	45,619
Churchill Downs, Inc.	393,735	44,799
Booking Holdings, Inc.	8,123	43,501
DraftKings, Inc., Class A (a)	1,260,429	43,434
Floor & Decor Holdings, Inc., Class A (a)	690,678	42,055
YUM! Brands, Inc.	246,744	37,327
O’Reilly Automotive, Inc. (a)	310,795	28,348
Polaris, Inc.	371,000	23,466
Starbucks Corp.	250,453	21,091
AutoZone, Inc. (a)	5,049	17,124
Marriott International, Inc., Class A	46,380	14,389
Caesars Entertainment, Inc. (a)	356,300	8,334
Helen of Troy, Ltd. (a)	269,597	5,729
		8,580,125

Health care 10.98%
Intuitive Surgical, Inc. (a)	1,991,933	1,128,151
Eli Lilly and Co.	939,135	1,009,270
Vertex Pharmaceuticals, Inc. (a)	1,501,764	680,840
Alnylam Pharmaceuticals, Inc. (a)	1,708,686	679,459
HCA Healthcare, Inc.	627,846	293,116
UnitedHealth Group, Inc.	835,333	275,752
Thermo Fisher Scientific, Inc.	472,926	274,037
Boston Scientific Corp. (a)	2,452,163	233,814
Amgen, Inc.	520,625	170,406
Ionis Pharmaceuticals, Inc. (a)	1,674,900	132,501
Illumina, Inc. (a)	993,454	130,302
Guardant Health, Inc. (a)	1,005,728	102,725
Ascendis Pharma AS (ADR) (a)	444,896	94,870
Moderna, Inc. (a)	3,047,100	89,859

15	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Mettler-Toledo International, Inc. (a)	62,042	$86,498
Danaher Corp.	375,705	86,006
Align Technology, Inc. (a)	540,602	84,415
Hims & Hers Health, Inc., Class A (a)(d)	2,320,554	75,348
Insmed, Inc. (a)	418,330	72,806
EssilorLuxottica SA	229,003	72,405
BioNTech SE (ADR) (a)	562,734	53,572
Royalty Pharma PLC, Class A	955,185	36,908
Abbott Laboratories	241,437	30,250
IQVIA Holdings, Inc. (a)	105,500	23,781
CRISPR Therapeutics AG (a)(d)	334,619	17,547
Regeneron Pharmaceuticals, Inc.	21,203	16,366
Humana, Inc.	52,111	13,347
QIAGEN NV	294,396	13,239
Veeva Systems, Inc., Class A (a)	41,200	9,197
Verily Life Sciences, LLC (a)(b)(c)	300,178	8,789
Doximity, Inc., Class A (a)	172,495	7,638
		6,003,214

Industrials 9.20%
TransDigm Group, Inc.	716,472	952,800
General Electric Co.	1,458,179	449,163
Uber Technologies, Inc. (a)	3,678,126	300,540
Quanta Services, Inc.	656,371	277,028
FTAI Aviation, Ltd.	1,289,761	253,889
Ingersoll-Rand, Inc.	3,178,452	251,797
ATI, Inc. (a)	2,086,140	239,405
Republic Services, Inc.	1,037,338	219,843
United Airlines Holdings, Inc. (a)	1,596,411	178,511
Rocket Lab Corp. (a)	2,320,675	161,890
Northrop Grumman Corp.	202,123	115,253
United Rentals, Inc.	132,903	107,561
GE Vernova, Inc.	164,046	107,216
Ryanair Holdings PLC (ADR)	1,404,492	101,390
Ryanair Holdings PLC	96,554	3,353
Airbus SE, non-registered shares	426,445	98,915
Copart, Inc. (a)	2,348,144	91,930
Saia, Inc. (a)	280,378	91,549
Axon Enterprise, Inc. (a)	157,223	89,292
Bombardier, Inc., Class B (a)	518,058	88,133
Old Dominion Freight Line, Inc.	490,000	76,832
Tetra Tech, Inc.	2,192,104	73,523
Casella Waste Systems, Inc., Class A (a)	701,174	68,673
Equifax, Inc.	308,063	66,843
Boeing Co. (The) (a)	307,821	66,834
Willscot Holdings Corp., Class A	3,295,427	62,053
ITT, Inc.	343,000	59,514
Rolls-Royce Holdings PLC	3,673,109	57,092
Loar Holdings, Inc. (a)	817,165	55,567
HEICO Corp.	137,622	44,533
Carrier Global Corp.	709,345	37,482
XPO, Inc. (a)	263,564	35,821
Enerpac Tool Group Corp., Class A	924,087	35,337
Applied Industrial Technologies, Inc.	93,197	23,930
Lennox International, Inc.	43,370	21,060
Caterpillar, Inc.	30,500	17,472
Builders FirstSource, Inc. (a)	160,656	16,530
SPX Technologies, Inc. (a)	65,962	13,196

American Funds Insurance Series	16

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Safran SA	31,998	$11,135
Einride AB (a)(b)(c)	128,088	2,621
Einride AB (EUR denominated) (a)(b)(c)	78,648	1,609
		5,027,115

Financials 7.45%
Visa, Inc., Class A	2,133,721	748,317
Bank of America Corp.	9,094,572	500,202
Toast, Inc., Class A (a)	8,375,874	297,427
Affirm Holdings, Inc., Class A (a)	3,595,701	267,628
Mastercard, Inc., Class A	467,855	267,089
Capital One Financial Corp.	955,209	231,504
KKR & Co., Inc.	1,738,534	221,628
Apollo Asset Management, Inc.	1,370,731	198,427
LPL Financial Holdings, Inc.	477,139	170,420
Block, Inc., Class A (a)	2,393,874	155,817
Brookfield Corp., Class A	3,275,187	150,298
American Express Co.	292,646	108,264
UBS Group AG	2,174,000	100,498
Blue Owl Capital, Inc., Class A (d)	6,686,183	99,892
Coinbase Global, Inc., Class A (a)	330,462	74,731
Progressive Corp.	307,337	69,987
Truist Financial Corp.	1,350,366	66,452
Blackstone, Inc.	372,497	57,417
Ares Management Corp., Class A	346,466	55,999
Marsh & McLennan Cos., Inc.	267,515	49,629
Brown & Brown, Inc.	598,260	47,681
Ryan Specialty Holdings, Inc., Class A	870,000	44,918
Kinsale Capital Group, Inc.	73,584	28,780
Intercontinental Exchange, Inc.	176,208	28,539
Aon PLC, Class A	57,337	20,233
Tradeweb Markets, Inc., Class A	118,829	12,779
		4,074,556

Consumer staples 1.87%
Performance Food Group Co. (a)	3,559,500	320,070
Costco Wholesale Corp.	303,405	261,638
Philip Morris International, Inc.	1,376,564	220,801
Bunge Global SA	679,809	60,557
Church & Dwight Co., Inc.	600,863	50,382
Walmart, Inc.	421,746	46,987
Dollar Tree Stores, Inc. (a)	326,400	40,151
Estee Lauder Cos., Inc. (The), Class A	163,107	17,081
JUUL Labs, Inc., Class A (a)(b)(c)(e)	2,496,349	4,743
		1,022,410

Materials 1.79%
Wheaton Precious Metals Corp.	2,483,836	291,900
Grupo Mexico, SAB de CV, Series B	19,156,155	180,876
Albemarle Corp.	1,072,000	151,624
Royal Gold, Inc.	551,247	122,537
Barrick Mining Corp.	1,945,890	84,743
Franco-Nevada Corp. (CAD denominated)	323,280	67,011
Glencore PLC	5,275,000	28,695
Linde PLC	61,350	26,159
Ecolab, Inc.	93,883	24,646
		978,191

17	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)

Energy 1.55%
EOG Resources, Inc.	2,238,224	$235,036
Baker Hughes Co., Class A	3,500,000	159,390
TechnipFMC PLC	2,000,000	89,120
ConocoPhillips	815,850	76,372
Viper Energy, Inc., Class A	1,904,761	73,581
Diamondback Energy, Inc.	325,000	48,857
EQT Corp.	775,751	41,580
Cenovus Energy, Inc. (CAD denominated)	2,415,901	40,871
Canadian Natural Resources, Ltd. (CAD denominated)	1,087,226	36,826
Tourmaline Oil Corp.	596,759	26,769
SLB, Ltd.	470,914	18,074
		846,476

Real estate 0.74%
Welltower, Inc. REIT	908,669	168,658
Zillow Group, Inc., Class C, nonvoting shares (a)	2,105,080	143,609
CoStar Group, Inc. (a)	1,393,047	93,668
		405,935

Utilities 0.67%
Constellation Energy Corp.	509,942	180,147
NRG Energy, Inc.	505,712	80,530
Vistra Corp.	455,512	73,488
Southern Co. (The)	357,034	31,133
		365,298
Total common stocks (cost: $21,705,770,000)		53,065,387
Preferred securities 0.58%
Information technology 0.57%
Anthropic, PBC, Class F, preferred shares (a)(b)(c)	613,792	154,007
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(b)(c)	2,763,342	114,458
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(b)(c)	52,656	2,181
PsiQuantum Corp., Series D, preferred shares (a)(b)(c)	906,761	37,291
PsiQuantum Corp., Series E, preferred shares (a)(b)(c)	56,040	2,305
Tipalti Solutions, Ltd., Series F, preferred shares (a)(b)(c)	406,310	1,706
		311,948

Industrials 0.01%
Einride AB, Series C, preferred shares (a)(b)(c)	154,765	3,167
Total preferred securities (cost: $182,580,000)		315,115
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	53,352	— (f)
Total rights & warrants (cost: $0)		— (f)
Convertible stocks 0.08%
Information technology 0.07%
OpenAI Group PBC, Class A-2, convertible preferred shares (b)	73,144	35,429

American Funds Insurance Series	18

Growth Fund (continued)
Convertible stocks (continued)	Shares	Value (000)

Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	$7,644

Industrials 0.00%
Long Wall Co., Class A-10, noncumulative convertible preferred shares (b)(c)	809,003	534
Long Wall Co., Class A-9, noncumulative convertible preferred shares (b)(c)	171,920	113
		647
Total convertible stocks (cost: $32,010,000)		43,720
Short-term securities 2.43%
Money market investments 2.38%
Capital Group Central Cash Fund 3.79% (g)(h)	13,034,717	1,303,602

Money market investments purchased with collateral from securities on loan 0.05%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (g)(i)	26,762,407	26,762
Total short-term securities (cost: $1,330,110,000)		1,330,364
Total investment securities 100.14% (cost: $23,250,470,000)		54,754,586
Other assets less liabilities (0.14)%		(75,804)
Net assets 100.00%		$54,678,782
Investments in affiliates (h)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 2.38%
Money market investments 2.38%
Capital Group Central Cash Fund 3.79% (g)	$1,045,665	$5,918,652	$5,660,837	$66	$56	$1,303,602	$51,607
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.79% (g)	4,032		4,032 (j)			—	— (k)
Total 2.38%				$66	$56	$1,303,602	$51,607
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class F, preferred shares (a)(b)	8/29/2025	$86,525	$154,007	0.28%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(b)	3/15/2023	55,638	114,458	0.21
Stripe, Inc., Class B (a)(b)	5/6/’2021	6,766	6,983	0.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(b)	3/15/2021	2,113	2,181	0.01
PsiQuantum Corp., Series D, preferred shares (a)(b)	5/28/2021	23,781	37,291	0.07
PsiQuantum Corp., Series E, preferred shares (a)(b)	5/23/2025-6/3/2025	2,305	2,305	0.00 (l)
Verily Life Sciences, LLC (a)(b)	12/21/2018	37,000	8,789	0.02

19	American Funds Insurance Series

Growth Fund (continued)
Restricted securities (c) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Einride AB, Series C, preferred shares (a)(b)	11/23/2022-8/1/2024	$5,262	$3,167	0.01%
Einride AB (a)(b)	7/14/2025	4,355	2,621	0.00 (l)
Einride AB (EUR denominated) (a)(b)	2/1/2023	2,674	1,609	0.00 (l)
JUUL Labs, Inc., Class A (a)(b)(e)	7/29/2024	19,001	4,743	0.01
Tipalti Solutions, Ltd., Series F, preferred shares (a)(b)	12/1/2021	6,956	1,706	0.00 (l)
Long Wall Co., Class A-10, noncumulative convertible preferred shares (b)	12/14/2023	1,382	534	0.00 (l)
Long Wall Co., Class A-9, noncumulative convertible preferred shares (b)	10/22/2021	10,452	113	0.00 (l)
Total		$264,210	$340,507	0.62%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(e)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $4,743,000, which represented 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 12/31/2025.
(h)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(i)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	20

International Fund
Investment portfolio December 31, 2025

Common stocks 98.16%	Shares	Value (000)
Financials 16.89%
Standard Chartered PLC	11,011,203	$268,904
3i Group PLC	2,897,302	126,054
Banco Bilbao Vizcaya Argentaria SA	5,332,751	124,734
Nu Holdings, Ltd., Class A (a)	6,922,206	115,878
KB Financial Group, Inc.	1,185,335	102,470
Mizuho Financial Group, Inc.	2,515,100	91,328
Banco Santander SA	6,836,212	80,222
Banco BPM SpA	3,615,692	54,921
AIA Group, Ltd.	5,207,391	53,488
ING Groep NV	1,613,867	45,368
Munchener Ruckversicherungs-Gesellschaft AG	56,655	37,414
Tokio Marine Holdings, Inc.	905,800	33,629
Bank Central Asia Tbk PT	56,767,400	27,401
BPER Banca SpA (b)	1,418,221	19,178
NatWest Group PLC	1,567,793	13,674
Allianz SE	27,705	12,707
Hana Financial Group, Inc.	186,011	12,133
Brookfield Corp., Class A (CAD denominated)	233,122	10,704
Japan Post Bank Co., Ltd.	619,400	8,711
China Merchants Bank Co., Ltd., Class A	1,205,700	7,264
ICICI Bank, Ltd.	442,491	6,606
Futu Holdings, Ltd. (ADR) (a)	35,499	5,829
		1,258,617

Industrials 16.27%
Airbus SE, non-registered shares	1,101,390	255,471
Rolls-Royce Holdings PLC	8,463,724	131,553
Siemens AG	303,400	85,206
MTU Aero Engines AG	179,935	75,054
Recruit Holdings Co., Ltd.	1,308,162	74,627
Melrose Industries PLC	9,427,170	74,169
Techtronic Industries Co., Ltd.	5,617,550	64,539
Volvo AB, Class B	1,368,822	43,876
Diploma PLC	598,717	42,730
Localiza Rent a Car SA, ordinary nominative shares	5,068,783	39,975
Localiza Rent a Car SA (a)	194,953	1,476
WEG SA	3,980,205	35,650
ITOCHU Corp.	2,657,500	33,545
Marubeni Corp.	1,159,900	32,276
IHI Corp.	1,824,200	32,164
Hitachi, Ltd.	990,979	30,744
Schneider Electric SE	95,190	26,092
Rumo SA	9,764,390	26,083
Safran SA	56,700	19,730
RELX PLC	379,889	15,366
DSV A/S	50,961	12,824
Bureau Veritas SA	386,859	12,320
AtkinsRealis Group, Inc.	172,152	11,113
Singapore Technologies Engineering, Ltd.	1,674,050	10,922
Experian PLC	236,977	10,718
Larsen & Toubro, Ltd.	126,454	5,745
Compagnie de Saint-Gobain SA, non-registered shares	46,865	4,757
Ashtead Group PLC	54,171	3,696
		1,212,421

Information technology 15.10%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,377,867	458,141
SK hynix, Inc.	314,984	142,633
Tokyo Electron, Ltd.	647,298	142,158

21	American Funds Insurance Series

International Fund (continued)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
ASML Holding NV	120,453	$128,754
Samsung Electronics Co., Ltd.	1,529,763	127,497
Nebius Group NV, Class A (a)(b)	330,786	27,689
ARM Holdings PLC (ADR) (a)	196,800	21,512
SAP SE	74,969	18,343
Xiaomi Corp., Class B (a)	1,932,600	9,754
NEC Corp.	244,075	8,230
Infineon Technologies AG	183,939	8,150
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	4,819	7,933
Elite Material Co., Ltd.	151,233	7,844
Delta Electronics, Inc.	244,000	7,424
Tata Consultancy Services, Ltd.	137,136	4,902
Shopify, Inc., Class A, subordinate voting shares (a)	28,772	4,632
		1,125,596

Materials 12.39%
First Quantum Minerals, Ltd. (a)	14,456,903	387,610
Ivanhoe Mines, Ltd., Class A (a)	8,609,925	97,921
Ivanhoe Mines, Ltd., Class A (a)(d)	3,675,281	41,799
Grupo Mexico, SAB de CV, Series B	8,937,237	84,387
Nitto Denko Corp.	3,520,415	83,649
Anglo American PLC	1,721,774	70,953
Nippon Steel Corp.	9,999,000	40,892
Shin-Etsu Chemical Co., Ltd.	1,077,664	33,513
Air Liquide SA	118,039	22,213
Antofagasta PLC	379,688	16,665
Wheaton Precious Metals Corp.	88,388	10,387
Smurfit Westrock PLC	247,511	9,571
Nippon Sanso Holdings Corp.	304,021	9,078
Akzo Nobel NV	88,591	6,153
Buzzi SpA	87,826	5,339
DSM-Firmenich AG	36,039	2,912
		923,042

Communication services 9.56%
SoftBank Group Corp.	10,784,964	304,053
Tencent Holdings, Ltd.	1,764,115	135,179
Bharti Airtel, Ltd.	4,398,206	103,178
Singapore Telecommunications, Ltd.	11,548,300	40,916
Nintendo Co., Ltd.	536,900	36,267
Deutsche Telekom AG	974,869	31,622
NetEase, Inc.	734,816	20,222
Universal Music Group NV	657,391	17,175
Spotify Technology SA (a)	25,659	14,900
Advanced Info Service PCL, foreign registered shares	867,289	8,614
		712,126

Consumer discretionary 9.04%
Moncler SpA	1,032,407	66,354
MercadoLibre, Inc. (a)	32,883	66,235
Kering SA	179,269	63,257
Compagnie Financiere Richemont SA, Class A	273,347	58,993
Maruti Suzuki India, Ltd.	288,268	53,589
Trip.com Group, Ltd.	580,746	41,659
Sea, Ltd., Class A (ADR) (a)	313,738	40,023
Prosus NV, Class N	643,657	39,754
Industria de Diseno Textil SA	566,003	37,283
Hyundai Motor Co.	162,486	33,269

American Funds Insurance Series	22

International Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Ferrari NV (EUR denominated)	87,650	$32,635
NEXT PLC	129,015	23,737
Flutter Entertainment PLC (a)	98,385	21,157
Midea Group Co., Ltd., Class A	1,128,302	12,614
Fast Retailing Co., Ltd.	33,500	12,149
Aristocrat Leisure, Ltd.	297,447	11,535
Shimano, Inc. (b)	101,600	10,727
Zensho Holdings Co., Ltd.	166,100	9,520
Galaxy Entertainment Group, Ltd.	1,925,384	9,443
Compass Group PLC	292,214	9,297
ANTA Sports Products, Ltd.	596,775	6,164
Ryohin Keikaku Co., Ltd.	321,757	5,717
LVMH Moet Hennessy-Louis Vuitton SE	5,799	4,372
Hermes International	1,637	4,044
		673,527

Health care 6.01%
Novo Nordisk AS, Class B	3,391,577	172,878
Daiichi Sankyo Co., Ltd.	5,868,579	124,987
Zealand Pharma AS (a)	463,564	33,735
Eurofins Scientific SE, non-registered shares	451,508	33,021
AstraZeneca PLC	177,294	32,656
EssilorLuxottica SA	70,441	22,272
Sanofi	130,708	12,681
Sandoz Group AG	159,215	11,604
Ambu AS, Class B, non-registered shares (b)	274,738	3,788
		447,622

Energy 5.59%
Reliance Industries, Ltd.	12,131,748	211,754
Canadian Natural Resources, Ltd. (CAD denominated)	4,062,860	137,614
Cenovus Energy, Inc. (CAD denominated)	2,880,905	48,738
Shell PLC (GBP denominated)	316,792	11,637
Neste OYJ	300,618	6,803
		416,546

Consumer staples 4.50%
British American Tobacco PLC	2,634,440	149,314
Danone SA	659,961	59,548
L’Oreal SA, non-registered shares	86,941	37,344
JBS NV (BDR) (a)	2,188,693	31,566
Marks and Spencer Group PLC	4,024,381	17,902
Ajinomoto Co., Inc.	669,004	14,150
Avenue Supermarts, Ltd. (a)	262,709	11,052
Kweichow Moutai Co., Ltd., Class A	46,534	9,164
Imperial Brands PLC	136,845	5,753
		335,793

Utilities 2.81%
Engie SA	2,395,754	62,993
Gulf Development PCL	27,764,456	36,817
E.ON SE	1,586,206	30,069
SSE PLC	987,562	28,958
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	783,149	18,770

23	American Funds Insurance Series

International Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
SembCorp Industries, Ltd.	2,815,100	$13,142
National Grid PLC	702,416	10,825
RWE AG	148,645	7,909
		209,483
Total common stocks (cost: $4,876,359,000)		7,314,773
Preferred securities 0.46%
Financials 0.45%
Itau Unibanco Holding SA, preferred nominative shares	4,652,963	33,353

Information technology 0.01%
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	422	695
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	18	29
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)(d)	1	2
		726
Total preferred securities (cost: $27,145,000)		34,079
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	7,730	— (e)
Total rights & warrants (cost: $0)		— (e)
Short-term securities 2.00%
Money market investments 1.65%
Capital Group Central Cash Fund 3.79% (f)(g)	1,227,629	122,775

Money market investments purchased with collateral from securities on loan 0.35%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (f)(h)	26,275,215	26,276
Total short-term securities (cost: $149,031,000)		149,051
Total investment securities 100.62% (cost: $5,052,535,000)		7,497,903
Other assets less liabilities (0.62)%		(45,923)
Net assets 100.00%		$7,451,980
Investments in affiliates (g)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 1.65%
Money market investments 1.65%
Capital Group Central Cash Fund 3.79% (f)	$396,476	$1,657,364	$1,930,982	$(57)	$(26)	$122,775	$11,400

American Funds Insurance Series	24

International Fund (continued)
Investments in affiliates (g) (continued)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.79% (f)	$1,000	$—	$1,000 (i)	$—	$—	$—	$— (j)
Total 1.65%				$(57)	$(26)	$122,775	$11,400
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A (a)	12/18/2023	$32,962	$41,799	0.56%
Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/04/2021	8,215	7,933	0.11
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	719	695	0.01
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	31	29	0.00 (k)
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)	11/4/2021	2	2	0.00 (k)
Total		$41,929	$50,458	0.68%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)	Rate represents the seven-day yield at 12/31/2025.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(i)	Represents net activity. Refer to Note 5 for more information on securities lending.
(j)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(k)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
Refer to the notes to financial statements.

25	American Funds Insurance Series

New World Fund®
Investment portfolio December 31, 2025

Common stocks 95.33%	Shares	Value (000)
Information technology 22.63%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,571,269	$321,028
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	11,523	3,502
SK hynix, Inc.	251,877	114,056
Microsoft Corp.	157,353	76,099
Broadcom, Inc.	210,679	72,916
NVIDIA Corp.	320,938	59,855
ASML Holding NV	25,289	27,032
ASML Holding NV (ADR)	8,318	8,899
Tokyo Electron, Ltd.	162,200	35,622
KLA Corp.	14,976	18,197
Samsung Electronics Co., Ltd.	191,723	15,979
MediaTek, Inc.	326,000	14,772
Xiaomi Corp., Class B (a)	2,534,000	12,789
Cloudflare, Inc., Class A (a)	59,018	11,635
Elite Material Co., Ltd.	220,800	11,453
Capgemini SE	66,733	11,052
Accton Technology Corp.	248,000	9,289
Apple, Inc.	28,459	7,737
Intel Corp. (a)	194,842	7,190
Jentech Precision Industrial Co., Ltd.	77,000	6,634
SAP SE	21,612	5,288
SAP SE (ADR)	4,295	1,043
Corning, Inc.	63,115	5,526
E Ink Holdings, Inc.	780,000	4,901
Oracle Corp.	24,649	4,804
Micron Technology, Inc.	16,655	4,753
Baidu, Inc., Class A (a)	275,000	4,508
Kokusai Electric Corp.	114,900	4,011
TDK Corp.	234,000	3,311
Synopsys, Inc. (a)	7,030	3,302
eMemory Technology, Inc.	59,000	3,221
Infineon Technologies AG	67,805	3,004
Zhongji Innolight Co., Ltd., Class A	33,800	2,928
Keyence Corp.	7,900	2,862
Globant SA (a)	36,120	2,361
Delta Electronics, Inc.	74,000	2,252
Unity Software, Inc. (a)	47,136	2,082
EPAM Systems, Inc. (a)	9,701	1,988
ASE Technology Holding Co., Ltd.	242,000	1,918
Tata Consultancy Services, Ltd.	40,821	1,459
LITE-ON Technology Corp.	207,000	1,066
HCL Technologies, Ltd.	51,253	926
Coforge, Ltd.	49,378	914
Credo Technology Group Holding, Ltd. (a)	5,689	819
Canva Australia Holdings Pty, Ltd. (a)(b)(c)	385	634
Disco Corp.	1,400	432
		916,049

Financials 17.42%
Banco Bilbao Vizcaya Argentaria SA	2,139,537	50,044
Nu Holdings, Ltd., Class A (a)	2,908,006	48,680
Mastercard, Inc., Class A	56,665	32,349
Standard Chartered PLC	1,298,185	31,703
Abu Dhabi Islamic Bank PJSC	4,188,342	23,675
AIA Group, Ltd.	2,150,600	22,090
Capitec Bank Holdings, Ltd.	84,912	21,323
KB Financial Group, Inc.	241,411	20,869
HDFC Bank, Ltd.	1,864,902	20,607
Kotak Mahindra Bank, Ltd.	836,821	20,495
UniCredit SpA	246,716	20,481

American Funds Insurance Series	26

New World Fund® (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Eurobank SA	4,059,024	$16,268
Hana Financial Group, Inc.	227,598	14,846
Cholamandalam Investment and Finance Co., Ltd.	773,211	14,611
PICC Property and Casualty Co., Ltd., Class H	6,828,947	14,318
Al Rajhi Banking and Investment Corp., non-registered shares	549,635	14,288
ICICI Bank, Ltd.	612,943	9,151
ICICI Bank, Ltd. (ADR)	161,921	4,825
Visa, Inc., Class A	39,040	13,692
Banco Santander SA	1,156,519	13,572
XP, Inc., Class A	827,903	13,553
Axis Bank, Ltd.	911,541	12,903
PB Fintech, Ltd. (a)	622,762	12,650
National Bank of Greece SA	658,867	10,036
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,164,044	9,792
Shriram Finance, Ltd.	879,069	9,744
AU Small Finance Bank, Ltd.	854,088	9,451
Emirates NBD Bank PJSC	1,224,960	9,289
Credicorp, Ltd.	29,914	8,585
Saudi National Bank (The)	810,380	8,182
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	8,799,000	7,605
Futu Holdings, Ltd. (ADR) (a)	44,570	7,319
FirstRand, Ltd.	1,266,252	6,927
Brookfield Corp., Class A	149,687	6,869
Grupo Financiero Banorte, SAB de CV, Series O	721,373	6,687
Banco BTG Pactual SA, units	690,847	6,593
China Merchants Bank Co., Ltd., Class H	827,000	5,593
China Merchants Bank Co., Ltd., Class A	145,100	874
Bank of the Philippine Islands	3,172,748	6,261
BSE, Ltd.	210,546	6,167
Commercial International Bank - Egypt (CIB) SAE (GDR)	2,846,265	6,083
Samsung Life Insurance Co., Ltd.	53,225	5,796
Hong Kong Exchanges and Clearing, Ltd.	103,600	5,413
Prudential PLC	347,501	5,362
Bajaj Finance, Ltd.	486,776	5,345
Saudi Awwal Bank SJSC, non-registered shares	603,009	5,200
Abu Dhabi Commercial Bank PJSC	1,288,462	5,017
Aon PLC, Class A	12,683	4,476
Vietnam Technological and Commercial JSCB (The)	3,227,600	4,279
Kasikornbank PCL, foreign registered shares	680,500	4,204
Bank Central Asia Tbk PT	8,589,523	4,146
Central Depository Services (India), Ltd.	257,071	4,129
Banco Santander (Brasil) SA, units (a)	672,725	4,114
Public Bank Bhd.	3,623,000	4,054
B3 SA - Brasil, Bolsa, Balcao	1,469,781	3,826
Samsung Fire & Marine Insurance Co., Ltd.	10,900	3,757
3i Group PLC	85,342	3,713
Qatar National Bank QPSC	621,752	3,186
HSBC Holdings PLC (GBP denominated)	189,882	2,977
Akbank TAS	1,817,792	2,963
OTP Bank PLC	25,466	2,729
Discovery, Ltd.	193,692	2,664
CVC Capital Partners PLC	158,241	2,650
360 ONE WAM, Ltd.	177,690	2,346
Kaspi.kz JSC (ADR) (a)	28,783	2,249
Bajaj Finserv, Ltd.	74,043	1,679
Bank of Ningbo Co., Ltd., Class A	407,300	1,637
Woori Financial Group, Inc.	80,845	1,573
BDO Unibank, Inc.	685,630	1,563
S&P Global, Inc.	2,769	1,447
Wise PLC, Class A (a)	101,638	1,221
Shinhan Financial Group Co., Ltd.	13,940	744

27	American Funds Insurance Series

New World Fund® (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Asia Commercial Joint Stock Bank	584,970	$534
Edenred SA	18,236	405
Haci A–mer Sabanci Holding AS	140,669	277
Erste Group Bank AG	1,804	217
Sberbank of Russia PJSC (b)	2,662,164	— (d)
		704,942

Consumer discretionary 12.67%
MercadoLibre, Inc. (a)	33,795	68,072
Trip.com Group, Ltd. (ADR)	474,251	34,103
Trip.com Group, Ltd.	385,395	27,646
Alibaba Group Holding, Ltd.	1,441,572	26,383
Alibaba Group Holding, Ltd. (ADR)	119,790	17,559
Midea Group Co., Ltd., Class A	2,890,833	32,318
LVMH Moet Hennessy-Louis Vuitton SE	40,672	30,663
Eicher Motors, Ltd.	219,346	17,835
Compagnie Financiere Richemont SA, Class A	81,116	17,506
MakeMyTrip, Ltd. (a)	168,896	13,870
Prosus NV, Class N	213,414	13,181
Maruti Suzuki India, Ltd.	69,319	12,886
H World Group, Ltd. (ADR)	253,777	11,940
H World Group, Ltd.	190,600	901
BYD Co., Ltd., Class A	722,123	10,082
BYD Co., Ltd., Class H	211,400	2,574
Galaxy Entertainment Group, Ltd.	2,192,000	10,751
Ryohin Keikaku Co., Ltd.	574,800	10,212
Eternal, Ltd. (a)	3,260,114	10,115
Jumbo SA	289,567	9,514
TVS Motor Co., Ltd.	204,915	8,475
Vibra Energia SA	1,778,591	8,364
Sea, Ltd., Class A (ADR) (a)	65,079	8,302
Hyundai Motor Co.	38,193	7,820
Meituan, Class B (a)	464,500	6,129
Naspers, Ltd., Class N	88,840	5,901
PDD Holdings, Inc. (ADR) (a)	50,247	5,698
Wynn Resorts, Ltd.	44,454	5,349
Tesla, Inc. (a)	11,561	5,199
Li Ning Co., Ltd.	2,006,155	4,804
Inchcape PLC	461,897	4,788
Hermes International	1,746	4,314
Moncler SpA	66,313	4,262
Aptiv Holdings, Ltd. (a)	41,403	3,150
Royal Caribbean Cruises, Ltd.	10,578	2,950
Coupang, Inc., Class A (a)	124,997	2,949
Lenskart Solutions, Ltd. (a)	578,142	2,899
YUM! Brands, Inc.	18,610	2,815
Pepkor Holdings, Ltd.	1,716,852	2,745
Amadeus IT Group SA, Class A, non-registered shares	37,373	2,741
ANTA Sports Products, Ltd.	239,200	2,471
Swiggy, Ltd. (a)	550,157	2,364
Marriott International, Inc., Class A	7,554	2,344
Starbucks Corp.	27,127	2,284
Shenzhou International Group Holdings, Ltd.	284,200	2,221
Booking Holdings, Inc.	402	2,153
InterContinental Hotels Group PLC	15,169	2,125
Mahindra & Mahindra, Ltd.	50,625	2,090
adidas AG	10,534	2,074
Ferrari NV (EUR denominated)	4,981	1,855
Industria de Diseno Textil SA	27,544	1,814
Fast Retailing Co., Ltd.	3,900	1,414

American Funds Insurance Series	28

New World Fund® (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Sands China, Ltd.	496,000	$1,250
Laopu Gold Co., Ltd., Class H	15,700	1,245
NIKE, Inc., Class B	18,962	1,208
Shangri-La Asia, Ltd.	1,774,000	1,083
Tube Investments of India, Ltd.	36,685	1,067
Renault SA	25,328	1,049
Cyrela Brazil Realty SA, ordinary nominative shares	179,166	984
Kering SA	2,102	742
Hilton Worldwide Holdings, Inc.	2,449	704
Evolution AB	6,810	463
Compagnie Generale des Etablissements Michelin	1,122	37
		512,806

Industrials 12.11%
Airbus SE, non-registered shares	221,232	51,315
International Container Terminal Services, Inc.	4,053,790	38,869
Rolls-Royce Holdings PLC	2,174,320	33,796
Hitachi, Ltd.	960,800	29,807
General Electric Co.	84,289	25,964
Kanzhun, Ltd., Class A (ADR)	932,453	19,003
Kanzhun, Ltd., Class A	98,200	994
Copa Holdings SA, Class A	149,024	17,974
Rumo SA	5,874,027	15,691
Safran SA	42,173	14,675
Localiza Rent a Car SA, ordinary nominative shares	1,712,066	13,502
Localiza Rent a Car SA (a)	65,848	499
IHI Corp.	716,379	12,631
Contemporary Amperex Technology Co., Ltd., Class A	230,376	12,061
Shenzhen Inovance Technology Co., Ltd., Class A	1,115,202	11,996
DSV A/S	45,402	11,425
Daikin Industries, Ltd.	78,900	10,129
BAE Systems PLC	436,368	10,032
WEG SA	1,109,286	9,936
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	352,685	9,265
Grupo Aeroportuario del Pacifico, SAB de CV, Class B (ADR)	1,043	275
AGCO Corp.	88,171	9,198
Uber Technologies, Inc. (a)	112,415	9,185
Leonardo SpA	157,234	9,007
Aselan Elektronik Sanayi ve Ticaret AS	1,557,059	8,420
TransDigm Group, Inc.	6,188	8,229
Siemens AG	28,236	7,930
Mitsui & Co., Ltd.	242,100	7,155
Techtronic Industries Co., Ltd.	620,500	7,129
Weichai Power Co., Ltd., Class A	1,977,896	4,847
Weichai Power Co., Ltd., Class H	947,000	2,279
Motiva Infraestrutura de Mobilidade SA	2,511,108	6,872
Jiangsu Hengli Hydraulic Co., Ltd., Class A	399,864	6,272
Hanwha Aerospace Co., Ltd.	9,460	6,155
Larsen & Toubro, Ltd.	126,929	5,767
Full Truck Alliance Co., Ltd., Class A (ADR)	433,721	4,654
Mitsubishi Heavy Industries, Ltd.	162,100	3,970
Schneider Electric SE	14,248	3,905
SM Investments Corp.	321,280	3,820
Ayala Corp.	383,020	3,047
GT Capital Holdings, Inc.	288,570	2,918
Carrier Global Corp.	54,462	2,878
InPost SA (a)(e)	218,978	2,682
International Consolidated Airlines Group SA (CDI)	463,348	2,566
Embraer SA	143,113	2,312
Ingersoll-Rand, Inc.	25,137	1,991

29	American Funds Insurance Series

New World Fund® (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Bureau Veritas SA	61,362	$1,954
Boeing Co. (The) (a)	7,510	1,631
Turk Hava Yollari Anonim Ortakligi, non-registered shares	218,301	1,368
Grab Holdings, Ltd., Class A (a)	200,986	1,003
Wizz Air Holdings PLC (a)	57,166	983
Haitian International Holdings, Ltd.	103,146	293
		490,259

Communication services 9.72%
Tencent Holdings, Ltd.	1,429,401	109,531
Alphabet, Inc., Class C	86,392	27,110
Alphabet, Inc., Class A	82,543	25,836
Bharti Airtel, Ltd.	2,045,799	47,992
Bharti Airtel, Ltd., interim shares	50,511	952
Meta Platforms, Inc., Class A	60,664	40,044
NetEase, Inc.	1,132,600	31,168
MTN Group, Ltd.	2,718,770	27,783
KT Corp. (ADR)	648,437	12,301
Netflix, Inc. (a)	118,609	11,121
Telkom Indonesia (Persero) Tbk PT, Class B	43,499,200	9,047
America Movil, SAB de CV, Class B (ADR)	384,073	7,939
True Corp. PCL, foreign registered shares	22,087,986	7,629
True Corp. PCL, nonvoting depository receipts	753,600	260
Baidu, Inc., Class A (ADR) (a)	56,652	7,402
Spotify Technology SA (a)	10,315	5,990
Tencent Music Entertainment Group, Class A (ADR)	338,146	5,928
Orange	311,481	5,197
ROBLOX Corp., Class A (a)	38,832	3,146
Advanced Info Service PCL, foreign registered shares	267,800	2,660
NAVER Corp.	9,774	1,638
TIM SA	412,735	1,615
Singapore Telecommunications, Ltd.	349,300	1,237
		393,526

Materials 6.40%
First Quantum Minerals, Ltd. (a)	1,702,702	45,652
Grupo Mexico, SAB de CV, Series B	2,472,433	23,345
Barrick Mining Corp.	438,294	19,088
Vale SA, ordinary nominative shares	1,025,947	13,414
Vale SA (ADR), ordinary nominative shares	205,656	2,680
Glencore PLC	2,503,454	13,618
APL Apollo Tubes, Ltd.	546,975	11,649
Valterra Platinum, Ltd. (ZAR denominated)	128,112	10,846
Valterra Platinum, Ltd. (ADR)	41,308	578
Amcor PLC (CDI)	1,254,386	10,482
Nitto Denko Corp.	428,636	10,185
Zijin Gold International Co., Ltd. (a)	436,300	8,156
BASF SE	145,775	7,616
Anhui Conch Cement Co., Ltd., Class H	2,253,000	6,373
Linde PLC	14,574	6,214
Impala Platinum Holdings, Ltd.	375,422	5,913
Saudi Basic Industries Corp. non-registered shares	353,199	4,829
Nutrien, Ltd. (CAD denominated) (e)	71,918	4,439
Siam Cement PCL, foreign registered shares	730,100	4,239
Suzano SA	438,657	4,109
Pan American Silver Corp.	77,019	3,990
Ivanhoe Mines, Ltd., Class A (a)	344,873	3,922
Southern Copper Corp.	25,418	3,647
Wheaton Precious Metals Corp. (CAD denominated)	29,705	3,492

American Funds Insurance Series	30

New World Fund® (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Anglo American PLC	79,828	$3,290
Sika AG	15,591	3,195
Nippon Steel Corp.	776,600	3,176
Freeport-McMoRan, Inc.	59,811	3,038
Loma Negra Compania Industrial Argentina SA (ADR) (a)	212,068	2,746
Antofagasta PLC	52,060	2,285
Corteva, Inc.	31,708	2,125
Asian Paints, Ltd.	66,679	2,054
Ecolab, Inc.	7,627	2,002
Heidelberg Materials AG, non-registered shares	6,287	1,646
Syensqo SA	19,822	1,592
SRF, Ltd.	41,937	1,435
Arkema SA	17,359	1,062
China Hongqiao Group Ltd. (a)	177,000	736
Alrosa PJSC (a)(b)	1,123,215	— (d)
		258,858

Health care 5.19%
Novo Nordisk AS, Class B	683,766	34,853
Max Healthcare Institute, Ltd.	2,447,517	28,464
AstraZeneca PLC	113,238	20,858
Laurus Labs, Ltd.	1,535,536	18,916
Eli Lilly and Co.	17,384	18,682
Thermo Fisher Scientific, Inc.	25,506	14,779
BeOne Medicines, Ltd. (ADR) (a)	30,544	9,280
BeOne Medicines, Ltd. (a)	36,200	841
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	879,888	7,483
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	184,800	1,688
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	236,793	7,390
Innovent Biologics, Inc. (a)	741,373	7,225
EssilorLuxottica SA	18,490	5,846
Abbott Laboratories	39,403	4,937
Danaher Corp.	18,692	4,279
Dr. Sulaiman Al Habib Medical Services Group Co.	52,908	3,625
Rede D’Or Sao Luiz SA	427,339	3,164
OdontoPrev SA	1,320,175	2,690
Align Technology, Inc. (a)	16,246	2,537
bioMerieux SA	17,603	2,279
Mettler-Toledo International, Inc. (a)	1,181	1,647
Mankind Pharma, Ltd.	62,374	1,527
Lupin, Ltd.	59,641	1,398
WuXi AppTec Co., Ltd., Class H	107,700	1,357
Asahi Intecc Co., Ltd.	71,500	1,339
Alcon, Inc.	13,781	1,095
Wuxi Biologics (Cayman), Inc. (a)	240,500	969
Medtronic PLC	6,899	663
CanSino Biologics, Inc., Class H (a)	35,921	161
		209,972

Consumer staples 4.47%
Nestle SA	291,813	29,004
Kweichow Moutai Co., Ltd., Class A	121,770	23,981
Arca Continental, SAB de CV	1,036,505	11,217
JBS NV (BDR) (a)	641,172	9,247
Carlsberg A/S, Class B	60,316	7,907
Raia Drogasil SA, ordinary nominative shares	1,634,665	7,011
Avenue Supermarts, Ltd. (a)	161,965	6,814
Shoprite Holdings, Ltd.	411,541	6,721
ITC, Ltd.	1,420,089	6,374

31	American Funds Insurance Series

New World Fund® (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Anheuser-Busch InBev SA/NV	91,753	$5,887
KT&G Corp.	54,838	5,399
Tsingtao Brewery Co., Ltd., Class H	782,634	4,891
Philip Morris International, Inc.	29,930	4,801
Dino Polska SA, non-registered shares (a)	398,251	4,585
BBB Foods, Inc., Class A (a)	125,631	4,195
Pernod Ricard SA	47,700	4,084
Monster Beverage Corp. (a)	51,591	3,956
Varun Beverages, Ltd.	712,894	3,882
Wal-Mart de Mexico, SAB de CV, Series V	1,180,937	3,681
United Spirits, Ltd.	219,491	3,526
British American Tobacco PLC	57,337	3,250
PepsiCo, Inc.	18,460	2,649
Danone SA	28,109	2,536
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	1,141,636	2,434
L’Oreal SA, non-registered shares	5,436	2,335
Zabka Group (a)	321,671	2,049
Coca-Cola Co.	27,396	1,915
Walmart, Inc.	14,179	1,580
Mondelez International, Inc., Class A	29,118	1,567
WH Group, Ltd.	1,189,000	1,324
Godrej Consumer Products, Ltd.	85,234	1,159
JD Health International, Inc. (a)	107,650	765
		180,726

Energy 2.20%
Reliance Industries, Ltd.	1,530,507	26,714
TotalEnergies SE (EUR denominated)	197,891	12,898
ADNOC Drilling Co. PJSC	7,034,034	10,228
Adnoc Gas PLC	9,312,887	9,002
SLB, Ltd.	220,133	8,449
Vista Energy, SAB de CV, Class A (ADR) (a)	172,702	8,404
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	633,133	7,502
Shell PLC (GBP denominated)	75,967	2,790
Chevron Corp.	16,599	2,530
Borr Drilling, Ltd. (a)	149,981	604
Rosneft Oil Co. PJSC (b)	588,661	— (d)
		89,121

Real estate 1.37%
Lodha Developers, Ltd.	2,449,911	28,933
China Resources Mixc Lifestyle Services, Ltd.	1,563,200	8,595
China Resources Land, Ltd.	1,570,000	5,468
Emaar Properties PJSC	1,141,749	4,368
CK Asset Holdings, Ltd.	762,500	3,841
SM Prime Holdings, Inc.	8,122,500	3,133
Fibra Uno Administracion REIT, SA de CV	300,200	450
Longfor Group Holdings, Ltd. (e)	336,846	369
ALLOS SA, ordinary nominative shares	60,365	312
		55,469

Utilities 1.15%
Power Grid Corp. of India, Ltd.	3,911,064	11,505
Gulf Development PCL	7,715,193	10,231
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	401,325	9,618
SembCorp Industries, Ltd.	1,195,100	5,579
Equatorial Energia SA	782,855	5,486

American Funds Insurance Series	32

New World Fund® (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
CPFL Energia SA	251,145	$2,438
AES Corp.	74,667	1,071
Engie SA	23,878	628
		46,556
Total common stocks (cost: $2,320,519,000)		3,858,284
Preferred securities 0.73%
Financials 0.32%
Itau Unibanco Holding SA (ADR), preferred nominative shares	1,332,401	9,540
Itau Unibanco Holding SA, preferred nominative shares	459,389	3,293
		12,833

Real estate 0.20%
QuintoAndar, Ltd., Series E, preference shares (a)(b)(c)	32,657	6,550
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)(c)	8,400	1,685
		8,235

Information technology 0.16%
Samsung Electronics Co., Ltd., nonvoting preferred shares	104,453	6,410
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(b)(c)	34	56
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(b)(c)	1	2
		6,468

Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (e)	35,497	1,902
TVS Motor Co., Ltd., 6.00% preferred shares (a)	915,260	102
Getir BV, Series D, preferred shares (a)(b)(c)	7,768	— (d)
		2,004
Total preferred securities (cost: $27,027,000)		29,540
Bonds, notes & other debt instruments 2.81%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.48%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (f)	USD200	178
Angola (Republic of) 8.25% 5/9/2028	600	604
Angola (Republic of) 8.00% 11/26/2029 (f)	445	435
Angola (Republic of) 8.75% 4/14/2032 (f)	280	273
Asian Development Bank 5.25% 4/29/2035	PHP25,800	432
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL13,989	2,473
Brazil (Federative Republic of) 6.00% 5/15/2027 (g)	15,081	2,674
Brazil (Federative Republic of) 10.00% 1/1/2029	21	3
Brazil (Federative Republic of) 10.00% 1/1/2031	6,065	973
Brazil (Federative Republic of) 6.00% 8/15/2032 (g)	3,325	557
Brazil (Federative Republic of) 10.00% 1/1/2033	14,543	2,237
Brazil (Federative Republic of) 10.00% 1/1/2035	17,300	2,589
Brazil (Federative Republic of) 6.00% 8/15/2050 (g)	5,298	842
Chile (Republic of) 4.70% 9/1/2030	CLP810,000	884
Chile (Republic of) 5.30% 11/1/2037	425,000	471
Chile (Republic of) 4.34% 3/7/2042	USD350	312
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	CNY5,610	830
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	23,270	4,192
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	1,250	206

33	American Funds Insurance Series

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
China (People’s Republic of), Series INBK, 2.57% 5/20/2054	CNY4,480	$668
Colombia (Republic of) 3.25% 4/22/2032	USD700	592
Colombia (Republic of) 5.20% 5/15/2049	391	288
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP4,320,700	895
Colombia (Republic of), Series B, 13.25% 2/9/2033	1,734,800	463
Colombia (Republic of), Series B, 7.25% 10/18/2034	2,054,300	387
Colombia (Republic of), Series B, 11.75% 1/24/2035	877,300	217
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (g)	6,870	562
Colombia (Republic of), Series B, 9.25% 5/28/2042	4,146,300	820
Colombia (Republic of), Series B, 7.25% 10/26/2050	3,235,300	493
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	171
Czech Republic 3.50% 5/30/2035	CZK15,840	713
Czech Republic 1.95% 7/30/2037	17,900	661
Dominican Republic (Government of) 8.625% 4/20/2027 (f)	USD383	396
Dominican Republic (Government of) 5.875% 1/30/2060	335	300
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	960	979
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP33,072	715
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR100	121
Egypt (Arab Republic of) 7.625% 5/29/2032	USD1,165	1,246
Egypt (Arab Republic of) 8.50% 1/31/2047	400	393
Egypt (Arab Republic of) 8.875% 5/29/2050	386	392
Gabonese (Republic of) 6.625% 2/6/2031	720	560
Gabonese (Republic of) 7.00% 11/24/2031	500	383
Honduras (Republic of) 6.25% 1/19/2027	875	885
Honduras (Republic of) 5.625% 6/24/2030 (f)	281	279
Hungary (Republic of) 2.00% 5/23/2029	HUF255,550	684
Hungary (Republic of) 6.75% 7/23/2031	433,980	1,347
Hungary (Republic of) 6.25% 9/22/2032 (f)	USD330	353
Hungary (Republic of) 4.75% 11/24/2032	HUF180,830	498
India (Republic of) 7.32% 11/13/2030	INR3,480	40
India (Republic of) 6.54% 1/17/2032	15,620	174
India (Republic of) 7.18% 7/24/2037	176,070	2,008
India (Republic of) 7.09% 8/5/2054	280,280	3,044
Indonesia (Republic of) 6.375% 4/15/2032	IDR317,000	20
Indonesia (Republic of) 7.50% 6/15/2035	7,953,000	522
Indonesia (Republic of) 6.625% 2/17/2037	USD300	343
Indonesia (Republic of) 7.125% 6/15/2038	IDR7,242,000	464
Indonesia (Republic of) 7.50% 4/15/2040	8,852,000	581
Indonesia (Republic of) 7.125% 8/15/2040	13,148,000	847
Indonesia (Republic of) 7.125% 6/15/2042	8,210,000	522
Indonesia (Republic of), Series FR82, 7.00% 9/15/2030	2,341,000	148
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	16,818,000	1,062
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,553,000	1,834
Kazakhstan (Republic of) 5.50% 7/1/2037 (f)	USD945	976
Kenya (Republic of) 6.30% 1/23/2034	645	591
Kenya (Republic of) 9.50% 3/5/2036 (f)	555	593
Kenya (Republic of) 9.50% 3/5/2036	330	353
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR8,766	2,215
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	616	169
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	3,245	824
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	540
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	283
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,202	553
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	301
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054	1,255	324
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD490	511
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR340	409
Morocco (Kingdom of) 5.95% 3/8/2028 (f)	USD255	263
Morocco (Kingdom of) 3.875% 4/2/2029	EUR625	743
Morocco (Kingdom of) 4.75% 4/2/2035	200	240
Mozambique (Republic of) 9.00% 9/15/2031	USD540	463

American Funds Insurance Series	34

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Nigeria (Republic of) 18.50% 2/21/2031	NGN730,360	$534
Nigeria (Republic of) 7.875% 2/16/2032	USD280	293
Nigeria (Republic of) 8.631% 1/13/2036 (f)	390	419
Oman (Sultanate of) 6.00% 8/1/2029	715	751
Oman (Sultanate of) 6.75% 1/17/2048	485	535
Panama (Republic of) 3.75% 4/17/2026	100	100
Panama (Republic of) 7.875% 3/1/2057	600	701
Paraguay (Republic of) 4.95% 4/28/2031	320	325
Peru (Republic of) 3.00% 1/15/2034	225	196
Peru (Republic of) 6.55% 3/14/2037	360	399
Peru (Republic of) 3.55% 3/10/2051	490	344
Peru (Republic of) 2.78% 12/1/2060	100	55
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (f)	400	353
Philippines (Republic of) 6.375% 7/27/2030	PHP12,110	211
Philippines (Republic of) 6.00% 8/20/2030	14,790	253
Philippines (Republic of) 6.75% 9/15/2032	41,240	734
Philippines (Republic of) 6.375% 10/23/2034	USD145	163
Philippines (Republic of) 3.95% 1/20/2040	500	443
Poland (Republic of), Series 0429, 5.75% 4/25/2029	PLN2,410	705
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	USD370	377
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN8,434	2,514
Poland (Republic of), Series 1034, 5.00% 10/25/2034	6,920	1,921
Romania (Republic of) 5.25% 5/30/2032	EUR450	542
Romania (Republic of) 5.25% 5/30/2032	230	277
Romania (Republic of) 2.00% 4/14/2033	300	288
Romania (Republic of) 5.625% 5/30/2037	390	448
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	USD480	488
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	2,300	2,277
Sharjah (Emirate of) 4.625% 2/13/2032	EUR506	602
South Africa (Republic of) 7.10% 11/19/2036 (f)	USD200	215
South Africa (Republic of) 11.625% 3/31/2053	ZAR13,912	1,061
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	482	28
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	11,495	711
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	8,388	528
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	28,192	1,707
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	15,670	906
Thailand (Kingdom of) 3.45% 6/17/2043	THB40,963	1,521
Turkey (Republic of) 37.84% 7/14/2027	TRY30,000	728
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD200	221
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY23,445	419
Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD500	629
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	1,710	1,323
United Mexican States 6.875% 5/13/2037	610	652
United Mexican States 5.125% 3/19/2038	EUR420	492
United Mexican States 4.75% 3/8/2044	USD800	661
United Mexican States 3.75% 4/19/2071	200	119
United Mexican States, Series M20, 8.50% 5/31/2029	MXN29,350	1,645
United Mexican States, Series M, 7.75% 5/29/2031	56,500	3,025
United Mexican States, Series M, 7.50% 5/26/2033	36,500	1,887
United Mexican States, Series M, 7.75% 11/23/2034	38,324	1,976
United Mexican States, Series M30, 8.50% 11/18/2038	21,600	1,126
United Mexican States, Series M, 7.75% 11/13/2042	20,000	951
United Mexican States, Series M, 8.00% 7/31/2053	19,887	943
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020 (h)	USD244	65
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023 (h)	145	41
		100,414
Corporate bonds and notes 0.33%
Energy 0.07%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	410	429

35	American Funds Insurance Series

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Oleoducto Central SA 4.00% 7/14/2027 (f)	USD255	$252
Petroleos Mexicanos 5.95% 1/28/2031	610	591
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	191
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (f)	430	318
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (f)	250	260
Transportadora de Gas del Sur SA 7.75% 11/20/2035 (f)	220	218
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (f)	390	390
YPF SA 8.25% 1/17/2034 (f)	335	343
		2,992

Communication services 0.06%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,710	786
America Movil, SAB de CV, 9.50% 1/27/2031	17,130	969
America Movil, SAB de CV, 10.30% 1/30/2034	2,820	166
PLDT, Inc. 2.50% 1/23/2031	USD210	192
Tencent Holdings, Ltd. 3.24% 6/3/2050 (f)	380	273
		2,386

Consumer discretionary 0.05%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	279
Meituan 3.05% 10/28/2030 (f)	400	373
Meituan 3.05% 10/28/2030	200	187
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (f)	345	363
MercadoLibre, Inc. 3.125% 1/14/2031	200	185
Sands China, Ltd. 4.375% 6/18/2030	220	217
Wynn Macau, Ltd. 5.625% 8/26/2028	260	260
		1,864

Financials 0.04%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (i)	400	380
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (f)(i)	340	376
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	282
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (i)	400	438
		1,476

Materials 0.03%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)	355	139
CSN Resources SA 8.875% 12/5/2030 (f)	400	372
PT Krakatau Posco 6.375% 6/11/2027	345	352
Sasol Financing USA, LLC 8.75% 5/3/2029 (c)	520	530
		1,393

Utilities 0.03%
Aegea Finance SARL 9.00% 1/20/2031 (f)	275	291
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (f)	261	246
Greenko Dutch BV 3.85% 3/29/2026 (f)	173	172
Greenko Dutch BV 3.85% 3/29/2026	173	172
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (i)	350	354
		1,235

American Funds Insurance Series	36

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Industrials 0.02%
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)		USD335	$346
LATAM Airlines Group SA 7.875% 4/15/2030 (f)		355	374
Mexico City Airport Trust 4.25% 10/31/2026		200	199
			919

Consumer staples 0.02%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028		200	213
NBM US Holdings, Inc. 7.00% 5/14/2026 (c)		200	200
NBM US Holdings, Inc. 6.625% 8/6/2029 (c)		420	426
			839

Health care 0.01%
Rede D’Or Finance SARL 4.50% 1/22/2030		280	273
Total corporate bonds and notes			13,377
Total bonds, notes & other debt instruments (cost: $110,411,000)			113,791
Short-term securities 1.66%		Shares
Money market investments 1.50%
Capital Group Central Cash Fund 3.79% (j)(k)		608,937	60,900

Money market investments purchased with collateral from securities on loan 0.15%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (j)(l)		5,942,714	5,943
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.01%
Egypt (Arab Republic of) 1/6/2026	19.531%	EGP12,600	264
Total short-term securities (cost: $67,083,000)			67,107
Total investment securities 100.53% (cost: $2,525,040,000)			4,068,722
Other assets less liabilities (0.53)%			(21,354)
Net assets 100.00%			$4,047,368
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Short	2	4/6/2026	USD(417)	$— (d)
5 Year Euro-Bobl Futures	Short	13	3/10/2026	(1,775)	7
5 Year U.S. Treasury Note Futures	Long	6	4/6/2026	656	1
10 Year Euro-Bund Futures	Short	12	3/10/2026	(1,799)	13

37	American Funds Insurance Series

New World Fund® (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
10 Year Ultra U.S. Treasury Note Futures	Long	18	3/31/2026	USD2,070	$(17)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	3/31/2026	(118)	3
					$7
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
MXN	1,600	USD	89	UBS AG	1/5/2026	$— (d)
USD	88	MXN	1,600	Goldman Sachs	1/5/2026	(1)
MYR	397	USD	97	BNP Paribas	1/8/2026	1
MYR	350	USD	86	JPMorgan Chase	1/8/2026	— (d)
USD	835	MYR	3,443	JPMorgan Chase	1/8/2026	(15)
CZK	52,445	USD	2,529	Bank of New York Mellon	1/9/2026	22
USD	196	IDR	3,257,000	Goldman Sachs	1/9/2026	1
IDR	1,360,795	USD	82	Citibank	1/9/2026	— (d)
INR	5,512	USD	61	HSBC Bank	1/9/2026	— (d)
INR	7,000	USD	77	Goldman Sachs	1/9/2026	— (d)
IDR	1,452,260	USD	87	Goldman Sachs	1/9/2026	— (d)
USD	145	MXN	2,603	Citibank	1/9/2026	— (d)
USD	1,570	CZK	32,520	JPMorgan Chase	1/9/2026	(12)
USD	784	COP	3,027,600	Citibank	1/9/2026	(14)
ZAR	21,461	USD	1,256	Citibank	1/12/2026	39
CNH	13,485	USD	1,920	UBS AG	1/12/2026	14
THB	30,030	USD	953	HSBC Bank	1/12/2026	1
ZAR	1,300	USD	78	UBS AG	1/12/2026	1
BRL	470	USD	86	Barclays Bank PLC	1/12/2026	— (d)
PLN	517	USD	144	Citibank	1/12/2026	— (d)
PLN	250	USD	70	JPMorgan Chase	1/12/2026	— (d)
USD	819	BRL	4,516	Citibank	1/12/2026	(3)
USD	2,267	ZAR	37,931	Bank of America	1/12/2026	(21)
BRL	4,255	USD	782	Citibank	1/23/2026	(10)
USD	1,859	EUR	1,580	Morgan Stanley	1/30/2026	— (d)
USD	917	PHP	54,395	Bank of America	3/16/2026	(1)
						$2
Investments in affiliates (k)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 1.50%
Money market investments 1.50%
Capital Group Central Cash Fund 3.79% (j)	$94,686	$618,645	$652,434	$11	$(8)	$60,900	$5,504

American Funds Insurance Series	38

New World Fund® (continued)
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares (a)(b)	5/26/2021	$5,258	$6,550	0.16%
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)	12/20/2021	1,716	1,685	0.04
Canva Australia Holdings Pty, Ltd. (a)(b)	8/26/2021-11/4/2021	656	634	0.02
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(b)	11/4/2021	58	56	0.00 (m)
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(b)	11/4/2021	2	2	0.00 (m)
Getir BV, Series D, preferred shares (a)(b)	5/27/2021	3,500	— (d)	0.00 (m)
Total		$11,190	$8,927	0.22%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Amount less than one thousand.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,247,000, which represented 0.28% of the net assets of the fund.

(g)	Index-linked bond whose principal amount moves with a government price index.
(h)	Scheduled interest and/or principal payment was not received.
(i)	Step bond; coupon rate may change at a later date.
(j)	Rate represents the seven-day yield at 12/31/2025.
(k)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(l)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(m)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HUF = Hungarian forints

IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PHP = Philippine pesos
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

39	American Funds Insurance Series

Washington Mutual Investors Fund
Investment portfolio December 31, 2025

Common stocks 96.71%	Shares	Value (000)
Information technology 22.47%
Broadcom, Inc.	2,374,965	$821,975
Microsoft Corp.	1,413,570	683,631
Apple, Inc.	1,139,590	309,809
NVIDIA Corp.	1,094,267	204,081
KLA Corp.	103,353	125,582
ASML Holding NV (ADR)	110,497	118,216
International Business Machines Corp.	319,206	94,552
Salesforce, Inc.	288,774	76,499
Accenture PLC, Class A	257,970	69,213
Intel Corp. (a)	943,406	34,812
SAP SE (ADR) (b)	108,684	26,401
Texas Instruments, Inc.	108,648	18,849
Amphenol Corp., Class A	134,593	18,189
Synopsys, Inc. (a)	31,950	15,008
Applied Materials, Inc.	56,534	14,529
TE Connectivity PLC	61,452	13,981
Fair Isaac Corp. (a)	8,068	13,640
Adobe, Inc. (a)	34,743	12,160
Hewlett Packard Enterprise Co.	406,300	9,759
Motorola Solutions, Inc.	9,895	3,793
Oracle Corp.	19,421	3,785
ASM International NV (ADR) (b)	4,561	2,752
		2,691,216

Financials 17.03%
Marsh & McLennan Cos., Inc.	1,130,032	209,644
JPMorgan Chase & Co.	593,105	191,110
Bank of America Corp.	3,357,568	184,666
Visa, Inc., Class A	493,213	172,975
Capital One Financial Corp.	511,844	124,050
BlackRock, Inc.	103,920	111,230
Mastercard, Inc., Class A	191,588	109,374
Truist Financial Corp.	1,734,572	85,358
Citizens Financial Group, Inc.	1,377,669	80,470
Arthur J. Gallagher & Co.	300,484	77,762
KKR & Co., Inc.	535,221	68,230
Wells Fargo & Co.	712,560	66,411
Chubb, Ltd.	187,408	58,494
Progressive Corp.	249,074	56,719
Apollo Asset Management, Inc.	387,751	56,131
Morgan Stanley	290,174	51,515
American Express Co.	138,945	51,403
Blackstone, Inc.	247,025	38,076
CME Group, Inc., Class A	134,353	36,689
Aon PLC, Class A	95,985	33,871
S&P Global, Inc.	50,609	26,448
Citigroup, Inc.	207,496	24,213
KeyCorp	1,068,093	22,045
PNC Financial Services Group, Inc.	89,774	18,738
Brookfield Asset Management, Ltd., Class A	345,786	18,116
Goldman Sachs Group, Inc.	19,811	17,414
Carlyle Group, Inc. (The)	270,192	15,971
Equitable Holdings, Inc.	217,170	10,348
Fifth Third Bancorp	178,306	8,346
Intercontinental Exchange, Inc.	48,480	7,852
Charles Schwab Corp. (The)	57,745	5,769
		2,039,438

American Funds Insurance Series	40

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)

Industrials 12.74%
RTX Corp.	1,032,583	$189,376
General Electric Co.	510,619	157,286
Northrop Grumman Corp.	268,954	153,360
Union Pacific Corp.	381,988	88,361
Paychex, Inc.	783,023	87,839
Caterpillar, Inc.	147,575	84,541
Boeing Co. (The) (a)	371,244	80,604
Deere & Co.	161,235	75,066
L3Harris Technologies, Inc.	231,680	68,014
3M Co.	390,205	62,472
Delta Air Lines, Inc.	807,328	56,029
Parker-Hannifin Corp.	58,375	51,309
Lennox International, Inc.	89,406	43,414
Deutsche Post AG (ADR)	688,904	37,676
Ingersoll-Rand, Inc.	459,350	36,390
Verisk Analytics, Inc.	160,459	35,893
Watsco, Inc.	93,957	31,659
Siemens AG (ADR)	196,210	27,460
Waste Connections, Inc.	130,488	22,882
Johnson Controls International PLC	162,195	19,423
FedEx Corp.	61,924	17,887
HEICO Corp.	44,486	14,395
Republic Services, Inc.	67,539	14,314
Equifax, Inc.	60,828	13,198
BAE Systems PLC (ADR)	136,409	12,670
CSX Corp.	290,528	10,532
RELX PLC (ADR)	231,829	9,371
Waste Management, Inc.	40,322	8,859
Applied Industrial Technologies, Inc.	22,716	5,833
Trane Technologies PLC	14,265	5,552
ITT, Inc.	20,862	3,620
		1,525,285

Health care 12.16%
Eli Lilly and Co.	244,400	262,652
UnitedHealth Group, Inc.	621,229	205,074
Amgen, Inc.	599,792	196,318
Abbott Laboratories	1,132,764	141,924
CVS Health Corp.	1,753,200	139,134
AbbVie, Inc.	388,820	88,841
Gilead Sciences, Inc.	687,176	84,344
Vertex Pharmaceuticals, Inc. (a)	137,037	62,127
Johnson & Johnson	246,753	51,065
Danaher Corp.	217,204	49,722
Thermo Fisher Scientific, Inc.	84,887	49,188
AstraZeneca PLC (ADR)	391,907	36,028
Zimmer Biomet Holdings, Inc.	220,098	19,791
Illumina, Inc. (a)	110,721	14,522
Elevance Health, Inc.	39,244	13,757
Humana, Inc.	47,537	12,176
Novo Nordisk AS, Class B (ADR)	187,415	9,536
Cooper Cos., Inc. (a)	79,881	6,547
Bristol-Myers Squibb Co.	96,148	5,186
McKesson Corp.	4,752	3,898
Align Technology, Inc. (a)	15,745	2,459
Cardinal Health, Inc.	6,793	1,396
		1,455,685

41	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)

Consumer staples 8.25%
Philip Morris International, Inc.	2,510,056	$402,613
British American Tobacco PLC (ADR)	2,455,192	139,013
Keurig Dr Pepper, Inc.	2,702,930	75,709
Mondelez International, Inc., Class A	1,268,407	68,278
Coca-Cola Co.	758,395	53,020
Constellation Brands, Inc., Class A	284,585	39,261
Costco Wholesale Corp.	41,990	36,210
Altria Group, Inc.	590,291	34,036
Hershey Co.	124,140	22,591
Nestle SA (ADR)	200,456	19,801
Procter & Gamble Co.	136,221	19,522
Church & Dwight Co., Inc.	227,492	19,075
Walmart, Inc.	150,441	16,761
Estee Lauder Cos., Inc. (The), Class A	152,224	15,941
Kraft Heinz Co. (The)	413,643	10,031
Target Corp.	98,519	9,630
Bunge Global SA	74,092	6,600
		988,092

Consumer discretionary 6.88%
Royal Caribbean Cruises, Ltd.	596,363	166,337
Home Depot, Inc.	256,784	88,359
Starbucks Corp.	1,021,649	86,033
Amazon.com, Inc. (a)	331,292	76,469
YUM! Brands, Inc.	502,512	76,020
D.R. Horton, Inc.	411,529	59,272
TJX Cos., Inc. (The)	383,447	58,901
Darden Restaurants, Inc.	317,938	58,507
NIKE, Inc., Class B	537,367	34,236
Marriott International, Inc., Class A	88,679	27,512
General Motors Co.	276,739	22,504
Vail Resorts, Inc.	149,560	19,862
Tractor Supply Co.	373,740	18,691
Toll Brothers, Inc.	81,236	10,985
Texas Roadhouse, Inc.	43,999	7,304
Sony Group Corp. (ADR)	268,839	6,882
Chipotle Mexican Grill, Inc. (a)	165,637	6,129
		824,003

Communication services 5.40%
Alphabet, Inc., Class A	591,527	185,148
Alphabet, Inc., Class C	565,134	177,339
Meta Platforms, Inc., Class A	234,761	154,963
Comcast Corp., Class A	3,570,517	106,723
Verizon Communications, Inc.	261,888	10,667
Walt Disney Co. (The)	56,380	6,414
AT&T, Inc.	210,004	5,217
		646,471

Utilities 4.03%
Constellation Energy Corp.	322,322	113,867
Sempra	1,251,080	110,458
Southern Co. (The)	946,592	82,543
FirstEnergy Corp.	1,218,911	54,571
DTE Energy Co.	221,096	28,517
Exelon Corp.	631,441	27,525
Entergy Corp.	182,766	16,893
CenterPoint Energy, Inc.	437,803	16,785

American Funds Insurance Series	42

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Public Service Enterprise Group, Inc.	184,231	$14,794
NextEra Energy, Inc.	125,328	10,061
Atmos Energy Corp.	38,564	6,464
		482,478

Energy 2.92%
Exxon Mobil Corp.	678,218	81,617
ConocoPhillips	836,045	78,262
Canadian Natural Resources, Ltd.	1,659,500	56,174
EOG Resources, Inc.	404,283	42,454
Baker Hughes Co., Class A	572,294	26,062
TC Energy Corp.	425,469	23,405
Chevron Corp.	114,799	17,496
Halliburton Co.	398,694	11,267
SLB, Ltd.	216,823	8,322
TotalEnergies SE (b)	65,622	4,293
		349,352

Real estate 2.59%
Welltower, Inc. REIT	972,251	180,459
Simon Property Group, Inc. REIT	158,605	29,359
Public Storage REIT	107,805	27,975
Prologis, Inc. REIT	200,496	25,595
Ventas, Inc. REIT	219,292	16,969
American Tower Corp. REIT	95,755	16,812
Rexford Industrial Realty, Inc. REIT	156,135	6,046
Extra Space Storage, Inc. REIT	42,274	5,505
CoStar Group, Inc. (a)	23,002	1,547
		310,267

Materials 2.24%
Air Products and Chemicals, Inc.	314,661	77,728
Wheaton Precious Metals Corp.	558,352	65,618
International Paper Co.	1,327,824	52,303
Linde PLC	63,825	27,214
Royal Gold, Inc.	81,893	18,204
Corteva, Inc.	260,264	17,445
H.B. Fuller Co.	114,890	6,831
Nucor Corp.	16,976	2,769
		268,112
Total common stocks (cost: $7,030,725,000)		11,580,399
Convertible stocks 0.86%
Industrials 0.36%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	627,490	43,334

Financials 0.33%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	590,703	30,622
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	116,666	8,811
		39,433

43	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Convertible stocks (continued)	Shares	Value (000)

Utilities 0.17%
Southern Co. (The), Class A, convertible preferred shares, 7.125% 12/15/2028	406,324	$20,463
Total convertible stocks (cost: $91,575,000)		103,230
Short-term securities 2.29%
Money market investments 2.28%
Capital Group Central Cash Fund 3.79% (c)(d)	2,725,029	272,530

Money market investments purchased with collateral from securities on loan 0.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (c)(e)	776,786	777
Total short-term securities (cost: $273,250,000)		273,307
Total investment securities 99.86% (cost: $7,395,550,000)		11,956,936
Other assets less liabilities 0.14%		17,120
Net assets 100.00%		$11,974,056
Investments in affiliates (d)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 2.28%
Money market investments 2.28%
Capital Group Central Cash Fund 3.79% (c)	$245,250	$1,790,503	$1,763,183	$(10)	$(30)	$272,530	$13,883
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.79% (c)	9,850		9,850 (f)			—	— (g)
Total 2.28%				$(10)	$(30)	$272,530	$13,883

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 12/31/2025.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(f)	Represents net activity. Refer to Note 5 for more information on securities lending.
(g)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	44

U.S. Small and Mid Cap Equity Fund
Investment portfolio December 31, 2025

Common stocks 97.32%	Shares	Value (000)
Financials 23.78%
Capital One Financial Corp.	12,848	$3,114
Brown & Brown, Inc.	29,424	2,345
Fifth Third Bancorp	42,787	2,003
RenaissanceRe Holdings, Ltd.	6,629	1,864
Victory Capital Holdings, Inc., Class A	27,021	1,705
LPL Financial Holdings, Inc.	3,231	1,154
StepStone Group, Inc., Class A	17,773	1,140
KeyCorp	47,885	988
Hamilton Lane, Inc., Class A	7,175	964
TPG, Inc., Class A	13,727	876
Affirm Holdings, Inc., Class A (a)	11,444	852
WEX, Inc. (a)	5,173	771
Radian Group, Inc.	18,868	679
Kinsale Capital Group, Inc.	1,670	653
Fiserv, Inc. (a)	9,281	623
Ally Financial, Inc.	10,613	481
Ameriprise Financial, Inc.	957	469
Accelerant Holdings, Class A (a)	27,142	444
Artisan Partners Asset Management, Inc., Class A	10,148	413
Tradeweb Markets, Inc., Class A	3,687	396
Arthur J. Gallagher & Co.	1,462	378
Citizens Financial Group, Inc.	6,328	370
Essent Group, Ltd.	4,628	301
Figure Technology Solutions, Inc. (a)	6,252	255
GQG Partners, Inc. (CDI)	195,382	228
Blue Owl Capital, Inc., Class A	15,107	226
		23,692

Industrials 19.73%
XPO, Inc. (a)	11,702	1,590
Comfort Systems USA, Inc.	1,510	1,409
Crane Co.	7,592	1,400
Ingersoll-Rand, Inc.	16,463	1,304
United Rentals, Inc.	1,565	1,267
Karman Holdings, Inc. (a)	16,913	1,238
AGCO Corp.	8,507	887
ATI, Inc. (a)	7,165	822
Bloom Energy Corp., Class A (a)	9,349	812
APi Group Corp. (a)	18,288	700
Generac Holdings, Inc. (a)	5,120	698
AMETEK, Inc.	3,100	637
SiteOne Landscape Supply, Inc. (a)	5,013	624
Core & Main, Inc., Class A (a)	11,721	609
PACCAR, Inc.	4,584	502
Applied Industrial Technologies, Inc.	1,852	476
The Toro Co.	5,383	424
CSW Industrials, Inc.	1,425	418
FTAI Aviation, Ltd.	2,030	400
Copart, Inc. (a)	9,486	371
HEICO Corp.	1,059	343
Builders FirstSource, Inc. (a)	3,265	336
L3Harris Technologies, Inc.	1,140	335
Kadant, Inc.	1,153	329
ESCO Technologies, Inc.	1,528	299
VSE Corp.	1,708	295
Graco, Inc.	3,172	260
Oshkosh Corp.	1,699	213
Robert Half, Inc.	6,882	187

45	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Fluor Corp. (a)	4,663	$185
United Parcel Service, Inc., Class B	1,684	167
CBIZ, Inc. (a)	2,383	120
		19,657

Consumer discretionary 15.60%
Hilton Worldwide Holdings, Inc.	5,955	1,711
YUM! Brands, Inc.	9,944	1,504
Vail Resorts, Inc.	10,303	1,368
LKQ Corp.	42,592	1,286
Aptiv Holdings, Ltd. (a)	13,584	1,034
General Motors Co.	11,011	895
Five Below, Inc. (a)	4,322	814
Adtalem Global Education, Inc. (a)	7,439	770
Bright Horizons Family Solutions, Inc. (a)	5,826	591
TopBuild Corp. (a)	1,258	525
Flutter Entertainment PLC (a)	2,429	522
Wingstop, Inc.	2,071	494
Darden Restaurants, Inc.	2,559	471
D.R. Horton, Inc.	3,011	434
Murphy USA, Inc.	927	374
Toll Brothers, Inc.	2,406	325
Cavco Industries, Inc. (a)	546	322
Royal Caribbean Cruises, Ltd.	1,101	307
Chewy, Inc., Class A (a)	8,811	291
Texas Roadhouse, Inc.	1,657	275
Chipotle Mexican Grill, Inc. (a)	7,178	266
Brinker International, Inc. (a)	1,778	255
SharkNinja, Inc. (a)	1,946	218
AutoZone, Inc. (a)	53	180
Polaris, Inc.	2,608	165
CAVA Group, Inc. (a)	2,391	140
		15,537

Information technology 11.44%
Ingram Micro Holding Corp. (b)	64,723	1,381
Lumentum Holdings, Inc. (a)	3,571	1,316
Fabrinet, non-registered shares (a)	2,398	1,092
Keysight Technologies, Inc. (a)	4,973	1,010
Ciena Corp. (a)	3,954	925
Flex, Ltd. (a)	13,238	800
MongoDB, Inc., Class A (a)	1,765	741
Procore Technologies, Inc. (a)	8,507	619
Vontier Corp.	16,007	595
Fair Isaac Corp. (a)	313	529
Cloudflare, Inc., Class A (a)	2,395	472
CompoSecure, Inc., Class A (a)(c)	20,637	370
Hewlett Packard Enterprise Co.	12,286	295
EPAM Systems, Inc. (a)	1,350	277
Snowflake, Inc. (a)	1,173	257
RingCentral, Inc., Class A (a)	7,980	230
Clearwater Analytics Holdings, Inc., Class A (a)	8,318	201
CoreWeave, Inc., Class A (a)	1,559	112
Figma, Inc. (a)	2,983	111
Via Transportation, Inc., Class A (a)	2,340	68
		11,401

American Funds Insurance Series	46

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)

Health care 8.63%
Ionis Pharmaceuticals, Inc. (a)	14,469	$1,145
Illumina, Inc. (a)	5,359	703
Align Technology, Inc. (a)	4,477	699
Medline, Inc., Class A (a)	14,700	617
Cooper Cos., Inc. (a)	6,773	555
Exact Sciences Corp. (a)	4,899	498
Halozyme Therapeutics, Inc. (a)	6,858	462
Doximity, Inc., Class A (a)	8,847	392
Veeva Systems, Inc., Class A (a)	1,752	391
Penumbra, Inc. (a)	1,219	379
Natera, Inc. (a)	1,649	378
Alignment Healthcare, Inc. (a)	18,667	369
Hims & Hers Health, Inc., Class A (a)	10,863	353
NewAmsterdam Pharma Co. NV (a)	9,798	344
IQVIA Holdings, Inc. (a)	1,442	325
Regeneron Pharmaceuticals, Inc.	376	290
Centessa Pharmaceuticals PLC (ADR) (a)	9,157	229
Krystal Biotech, Inc. (a)	886	218
Zimmer Biomet Holdings, Inc.	1,962	176
Alnylam Pharmaceuticals, Inc. (a)	200	79
		8,602

Consumer staples 7.13%
US Foods Holding Corp. (a)	29,695	2,237
Monster Beverage Corp. (a)	16,752	1,284
e.l.f. Beauty, Inc. (a)	11,527	877
Dollar General Corp.	4,932	655
Caseys General Stores, Inc.	1,137	628
Estee Lauder Cos., Inc. (The), Class A	4,095	429
Keurig Dr Pepper, Inc.	11,715	328
Maplebear, Inc. (a)	6,897	310
Constellation Brands, Inc., Class A	1,758	243
The Campbell’s Co.	4,131	115
		7,106

Energy 2.50%
Diamondback Energy, Inc.	5,754	865
Baker Hughes Co., Class A	13,613	620
Viper Energy, Inc., Class A	8,310	321
Permian Resources Corp., Class A	18,919	266
SLB, Ltd.	6,256	240
EOG Resources, Inc.	1,661	174
		2,486

Real estate 2.43%
Simon Property Group, Inc. REIT	6,717	1,244
Essex Property Trust, Inc. REIT	2,217	580
Crown Castle, Inc. REIT	5,004	445
Alexandria Real Estate Equities, Inc. REIT	3,072	150
		2,419

Materials 2.29%
International Paper Co.	19,368	763
Westlake Corp.	6,765	500

47	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Element Solutions, Inc.	17,078	$427
Perpetua Resources Corp. (a)	16,342	396
Corteva, Inc.	2,901	194
		2,280

Communication services 1.90%
ROBLOX Corp., Class A (a)	14,370	1,164
Live Nation Entertainment, Inc. (a)	3,723	530
Charter Communications, Inc., Class A (a)	761	159
Stubhub Holdings, Inc., Class A (a)(b)	2,858	39
		1,892

Utilities 1.89%
Exelon Corp.	29,519	1,287
NRG Energy, Inc.	3,150	501
FirstEnergy Corp.	2,147	96
		1,884
Total common stocks (cost: $93,297,000)		96,956
Short-term securities 3.82%
Money market investments 2.97%
Capital Group Central Cash Fund 3.79% (d)(e)	29,620	2,963

Money market investments purchased with collateral from securities on loan 0.85%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (d)(f)	846,291	846
Total short-term securities (cost: $3,808,000)		3,809
Total investment securities 101.14% (cost: $97,105,000)		100,765
Other assets less liabilities (1.14)%		(1,139)
Net assets 100.00%		$99,626
Investments in affiliates (e)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 2.97%
Money market investments 2.97%
Capital Group Central Cash Fund 3.79% (d)	$288	$29,708	$27,033	$— (g)	$— (g)	$2,963	$60
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CompoSecure, Inc., Class A (a)	12/24/2025	$382	$370	0.37%

American Funds Insurance Series	48

U.S. Small and Mid Cap Equity Fund (continued)
(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Rate represents the seven-day yield at 12/31/2025.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(g)	Amount less than one thousand.

Key to abbreviation(s)
ADR = American Depositary Receipts
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

49	American Funds Insurance Series

Capital World Growth and Income Fund
Investment portfolio December 31, 2025

Common stocks 98.15%	Shares	Value (000)
Information technology 23.97%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,005,772	$97,989
Broadcom, Inc.	268,307	92,861
Microsoft Corp.	146,416	70,810
NVIDIA Corp.	281,180	52,440
Apple, Inc.	140,959	38,321
Micron Technology, Inc.	111,566	31,842
ASML Holding NV	16,667	17,815
ASML Holding NV (ADR)	1,512	1,618
International Business Machines Corp.	48,120	14,254
Tokyo Electron, Ltd.	51,975	11,415
Intel Corp. (a)	273,031	10,075
MediaTek, Inc.	157,094	7,118
Amphenol Corp., Class A	32,412	4,380
Lenovo Group, Ltd.	3,686,000	4,371
Seagate Technology Holdings PLC	15,867	4,370
Synopsys, Inc. (a)	8,886	4,174
Applied Materials, Inc.	15,190	3,904
Oracle Corp.	18,982	3,700
Shopify, Inc., Class A, subordinate voting shares (a)	18,872	3,038
Accenture PLC, Class A	10,643	2,855
Samsung Electronics Co., Ltd.	33,844	2,821
Cloudflare, Inc., Class A (a)	12,488	2,462
Capgemini SE	14,098	2,335
Allegro MicroSystems, Inc. (a)	88,141	2,325
EPAM Systems, Inc. (a)	9,877	2,024
Constellation Software, Inc.	721	1,734
AppLovin Corp., Class A (a)	2,510	1,691
KLA Corp.	1,314	1,597
Marvell Technology, Inc.	18,061	1,535
Salesforce, Inc.	4,029	1,067
SAP SE	3,885	950
Fair Isaac Corp. (a)	458	774
Strategy, Inc., Class A (a)	4,258	647
Corning, Inc.	7,323	641
Advantech Co., Ltd.	30,098	274
		500,227

Industrials 16.25%
General Electric Co.	80,356	24,752
Airbus SE, non-registered shares	90,056	20,889
BAE Systems PLC	890,700	20,476
Siemens AG	64,151	18,016
RTX Corp.	95,086	17,439
TransDigm Group, Inc.	11,792	15,682
Leonardo SpA	255,861	14,657
Deere & Co.	29,808	13,878
Volvo AB, Class B	391,329	12,544
Melrose Industries PLC	1,317,195	10,363
Ryanair Holdings PLC (ADR)	143,498	10,359
Hitachi, Ltd.	269,600	8,364
Compagnie de Saint-Gobain SA, non-registered shares	78,427	7,961
Union Pacific Corp.	34,166	7,903
Carrier Global Corp.	147,179	7,777
Safran SA	22,132	7,701
United Rentals, Inc.	9,239	7,477
Mitsui & Co., Ltd.	252,500	7,463
Rolls-Royce Holdings PLC	438,695	6,819
Siemens Energy AG	41,713	5,895
Ingersoll-Rand, Inc.	73,089	5,790
L3Harris Technologies, Inc.	19,651	5,769

American Funds Insurance Series	50

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Parker-Hannifin Corp.	5,942	$5,223
Deutsche Post AG	94,991	5,203
Lockheed Martin Corp.	10,189	4,928
ITOCHU Corp.	377,000	4,759
Prysmian SpA	47,580	4,744
RELX PLC	102,326	4,139
Techtronic Industries Co., Ltd.	352,500	4,050
IHI Corp.	204,168	3,600
XPO, Inc. (a)	24,624	3,347
Saab AB, Class B	50,858	2,958
International Consolidated Airlines Group SA (CDI)	528,593	2,927
GE Vernova, Inc.	4,428	2,894
Core & Main, Inc., Class A (a)	54,167	2,815
Bureau Veritas SA	84,710	2,698
Weir Group PLC (The)	53,913	2,058
MTU Aero Engines AG	4,854	2,025
FTAI Aviation, Ltd.	9,560	1,882
Crane Co.	9,711	1,791
Marubeni Corp.	63,000	1,753
Bombardier, Inc., Class B (a)	9,858	1,677
Bouygues SA	30,905	1,602
Comfort Systems USA, Inc.	1,627	1,518
Recruit Holdings Co., Ltd.	25,350	1,446
Bunzl PLC	42,369	1,182
Randstad NV, non-registered shares	28,055	1,067
Woodward, Inc.	3,354	1,014
Vestas Wind Systems AS	35,740	965
SECOM Co., Ltd.	27,100	963
Howmet Aerospace, Inc.	4,522	927
Rocket Lab Corp. (a)	12,810	894
Boeing Co. (The) (a)	3,785	822
Diploma PLC	11,469	818
PACCAR, Inc.	7,084	776
Ferguson Enterprises, Inc.	2,880	641
Valmet OYJ	17,763	588
FedEx Corp.	1,469	424
		339,092

Financials 14.57%
Chubb, Ltd.	41,141	12,841
Citigroup, Inc.	109,791	12,811
NatWest Group PLC	1,411,295	12,309
Zurich Insurance Group AG	15,887	12,058
JPMorgan Chase & Co.	36,957	11,908
Capital One Financial Corp.	44,690	10,831
Aviva PLC	1,178,167	10,787
Mastercard, Inc., Class A	18,307	10,451
Apollo Asset Management, Inc.	66,212	9,585
BPER Banca SpA	688,480	9,310
Visa, Inc., Class A	23,806	8,349
Bank of America Corp.	151,204	8,316
American Express Co.	21,561	7,976
Wells Fargo & Co.	73,531	6,853
UniCredit SpA	82,515	6,850
ING Groep NV	242,789	6,825
BlackRock, Inc.	5,785	6,192
Arthur J. Gallagher & Co.	22,281	5,766
Banco Bilbao Vizcaya Argentaria SA	240,821	5,633
Blackstone, Inc.	34,103	5,257
Galaxy Digital, Inc., Class A (a)(b)	153,894	3,441

51	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Galaxy Digital, Inc., Class A (a)	73,055	$1,634
AIA Group, Ltd.	489,469	5,028
HDFC Life Insurance Co., Ltd.	586,869	4,905
Munchener Ruckversicherungs-Gesellschaft AG	7,210	4,761
Mizuho Financial Group, Inc.	128,300	4,659
3i Group PLC	103,448	4,501
Aon PLC, Class A	12,706	4,484
Israel Discount Bank, Ltd., Class A	416,534	4,423
Erste Group Bank AG	33,771	4,063
Partners Group Holding AG	3,097	3,804
Postal Savings Bank of China Co., Ltd., Class H	5,553,383	3,790
FinecoBank SpA	138,712	3,602
BNP Paribas SA	36,364	3,441
Ping An Insurance (Group) Co. of China, Ltd., Class H	404,280	3,401
KB Financial Group, Inc.	39,325	3,400
Blue Owl Capital, Inc., Class A	224,513	3,354
Svenska Handelsbanken AB, Class A	226,988	3,310
Progressive Corp.	13,531	3,081
DBS Group Holdings, Ltd.	66,200	2,897
Marsh & McLennan Cos., Inc.	14,198	2,634
Danske Bank AS	52,190	2,603
Ares Management Corp., Class A	14,926	2,412
Morgan Stanley	13,148	2,334
TPG, Inc., Class A	36,181	2,310
Nu Holdings, Ltd., Class A (a)	132,234	2,214
HDFC Bank, Ltd.	127,497	1,409
HDFC Bank, Ltd. (ADR)	17,258	630
HSBC Holdings PLC (HKD denominated)	130,000	2,036
B3 SA - Brasil, Bolsa, Balcao	732,050	1,905
AXA SA	39,014	1,876
American International Group, Inc.	20,908	1,789
Brown & Brown, Inc.	22,407	1,786
Banco Comercial Portugues, SA	1,692,704	1,774
IG Group Holdings PLC	93,625	1,660
CaixaBank SA, non-registered shares	125,217	1,529
CVC Capital Partners PLC	88,920	1,489
National Bank of Canada	11,544	1,452
Skandinaviska Enskilda Banken AB, Class A	62,547	1,320
Federal Home Loan Mortgage Corp. (a)	122,752	1,245
Fannie Mae (a)	99,902	1,072
Allianz SE	2,300	1,055
Bank Hapoalim BM	46,635	1,055
Credicorp, Ltd.	3,392	973
Abu Dhabi Islamic Bank PJSC	164,126	928
China Merchants Bank Co., Ltd., Class H	122,403	828
Goldman Sachs Group, Inc.	871	766
Brookfield Asset Management, Ltd., Class A (CAD denominated)	14,178	743
LPL Financial Holdings, Inc.	2,038	728
Fidelity National Information Services, Inc.	10,845	721
Macquarie Group, Ltd.	4,650	626
XP, Inc., Class A	36,512	598
Standard Chartered PLC	19,485	476
Tokio Marine Holdings, Inc.	6,000	223
Sberbank of Russia PJSC (c)	3,196,952	— (d)
		304,086

Communication services 9.18%
Alphabet, Inc., Class A	119,827	37,506
Alphabet, Inc., Class C	112,570	35,324
Meta Platforms, Inc., Class A	40,871	26,979

American Funds Insurance Series	52

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
SoftBank Group Corp.	669,268	$18,868
Netflix, Inc. (a)	123,855	11,613
Publicis Groupe SA	105,250	10,919
Singapore Telecommunications, Ltd.	2,193,563	7,772
NetEase, Inc.	212,900	5,859
NetEase, Inc. (ADR)	4,006	551
Orange	323,745	5,402
Bharti Airtel, Ltd.	210,509	4,938
Bharti Airtel, Ltd., interim shares	12,466	235
Tencent Holdings, Ltd.	58,900	4,513
Comcast Corp., Class A	149,929	4,481
Universal Music Group NV	157,145	4,106
AT&T, Inc.	129,224	3,210
Nintendo Co., Ltd.	38,800	2,621
Spotify Technology SA (a)	4,149	2,409
Omnicom Group, Inc.	25,602	2,067
Walt Disney Co. (The)	10,917	1,242
SoftBank Corp.	677,450	930
		191,545

Consumer discretionary 8.32%
Amazon.com, Inc. (a)	144,814	33,426
Industria de Diseno Textil SA	183,973	12,118
Trip.com Group, Ltd. (ADR)	79,347	5,706
Trip.com Group, Ltd.	77,636	5,569
Compagnie Financiere Richemont SA, Class A	50,205	10,835
Tesla, Inc. (a)	23,878	10,738
Flutter Entertainment PLC (a)	41,831	8,995
Starbucks Corp.	104,616	8,810
Royal Caribbean Cruises, Ltd.	31,446	8,771
MercadoLibre, Inc. (a)	4,232	8,524
NEXT PLC	38,851	7,148
Las Vegas Sands Corp.	94,294	6,138
LVMH Moet Hennessy-Louis Vuitton SE	7,475	5,635
Booking Holdings, Inc.	927	4,964
Chipotle Mexican Grill, Inc. (a)	124,254	4,597
D.R. Horton, Inc.	28,110	4,049
Alibaba Group Holding, Ltd. (ADR)	20,723	3,038
Hermes International	1,159	2,864
Compagnie Generale des Etablissements Michelin	73,679	2,444
Restaurant Brands International, Inc. (CAD denominated)	27,334	1,865
Hyundai Motor Co.	8,986	1,840
InterContinental Hotels Group PLC	12,632	1,769
Moncler SpA	27,170	1,746
Compass Group PLC	54,547	1,735
Carvana Co., Class A (a)	3,915	1,652
Suzuki Motor Corp.	98,200	1,459
Aristocrat Leisure, Ltd.	34,618	1,343
Midea Group Co., Ltd., Class A	113,000	1,263
NIKE, Inc., Class B	16,141	1,028
Accor SA	15,785	894
Zensho Holdings Co., Ltd.	14,300	820
Sea, Ltd., Class A (ADR) (a)	5,758	735
Dollarama, Inc.	4,772	713
Kering SA	1,243	439
		173,670

Health care 8.25%
Eli Lilly and Co.	36,376	39,093

53	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Vertex Pharmaceuticals, Inc. (a)	35,954	$16,300
Abbott Laboratories	108,041	13,536
Medtronic PLC	125,128	12,020
UnitedHealth Group, Inc.	24,947	8,235
Novo Nordisk AS, Class B	160,061	8,159
Johnson & Johnson	36,478	7,549
Gilead Sciences, Inc.	57,932	7,111
Stryker Corp.	17,674	6,212
AstraZeneca PLC	32,200	5,931
Takeda Pharmaceutical Co., Ltd.	189,000	5,872
Sanofi	57,677	5,596
Thermo Fisher Scientific, Inc.	9,013	5,223
Daiichi Sankyo Co., Ltd.	225,900	4,811
Amgen, Inc.	14,470	4,736
EssilorLuxottica SA	14,229	4,499
Insulet Corp. (a)	10,684	3,037
AbbVie, Inc.	10,898	2,490
GE HealthCare Technologies, Inc.	18,849	1,546
BioMarin Pharmaceutical, Inc. (a)	24,993	1,485
CVS Health Corp.	17,836	1,415
Molina Healthcare, Inc. (a)	7,751	1,345
Haleon PLC	244,709	1,238
Lonza Group AG	1,598	1,081
Boston Scientific Corp. (a)	10,853	1,035
Rede D’Or Sao Luiz SA	122,458	907
Chugai Pharmaceutical Co., Ltd.	17,100	899
Fresenius SE & Co. KGaA	11,068	637
agilon health, Inc. (a)	125,582	86
		172,084

Materials 6.04%
Vale SA, ordinary nominative shares	1,042,597	13,632
Vale SA (ADR), ordinary nominative shares	147,928	1,927
Freeport-McMoRan, Inc.	290,202	14,739
First Quantum Minerals, Ltd. (a)	356,560	9,560
Heidelberg Materials AG, non-registered shares	31,146	8,156
Ivanhoe Mines, Ltd., Class A (a)	626,382	7,124
Anglo American PLC	157,771	6,502
Glencore PLC	958,289	5,213
Linde PLC	11,690	4,984
Anglogold Ashanti PLC	58,022	4,948
Air Products and Chemicals, Inc.	18,354	4,534
Corteva, Inc.	64,430	4,319
Antofagasta PLC	91,571	4,019
Agnico Eagle Mines, Ltd.	23,441	3,975
Nippon Steel Corp.	865,000	3,538
Smurfit Westrock PLC	88,600	3,426
CRH PLC	26,681	3,330
Southern Copper Corp.	22,583	3,240
Rio Tinto PLC	40,408	3,224
Air Liquide SA	12,636	2,378
Grupo Mexico, SAB de CV, Series B	249,486	2,356
LyondellBasell Industries NV	51,002	2,208
Lundin Mining Corp.	100,869	2,168
Dow, Inc.	84,972	1,987
Franco-Nevada Corp.	8,714	1,806
Akzo Nobel NV	11,772	818
Shin-Etsu Chemical Co., Ltd.	26,000	809

American Funds Insurance Series	54

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Lynas Rare Earths, Ltd. (a)	76,018	$627
BASF SE	6,478	338
Zijin Gold International Co., Ltd. (a)	8,900	166
		126,051

Consumer staples 4.82%
Philip Morris International, Inc.	264,831	42,479
British American Tobacco PLC	257,586	14,599
Nestle SA	124,694	12,394
Imperial Brands PLC	254,415	10,696
JBS NV (BDR) (a)	221,456	3,194
Ocado Group PLC (a)	792,264	2,515
Danone SA	23,736	2,142
Bunge Global SA	22,247	1,982
Sysco Corp.	23,248	1,713
Walmart, Inc.	12,868	1,434
US Foods Holding Corp. (a)	14,397	1,084
Ajinomoto Co., Inc.	49,400	1,045
Procter & Gamble Co.	7,275	1,042
Loblaw Cos., Ltd.	21,096	954
Arca Continental, SAB de CV	87,378	946
Keurig Dr Pepper, Inc.	29,253	819
Kweichow Moutai Co., Ltd., Class A	4,100	807
Coca-Cola Co.	10,706	748
		100,593

Energy 3.72%
Canadian Natural Resources, Ltd. (CAD denominated)	482,117	16,330
Cameco Corp. (CAD denominated)	118,635	10,863
Cameco Corp.	46,105	4,218
Shell PLC (GBP denominated)	341,079	12,530
Shell PLC (EUR denominated)	14,064	519
EOG Resources, Inc.	110,268	11,579
Baker Hughes Co., Class A	95,061	4,329
TC Energy Corp. (CAD denominated)	74,780	4,118
Neste OYJ	166,062	3,758
BP PLC	633,071	3,675
Suncor Energy, Inc.	68,819	3,055
Expand Energy Corp.	12,380	1,366
Tourmaline Oil Corp.	14,829	665
ADNOC Drilling Co. PJSC	381,223	554
		77,559

Utilities 2.19%
Engie SA	596,827	15,693
Southern Co. (The)	61,750	5,385
Iberdrola SA, non-registered shares	225,821	4,888
Pinnacle West Capital Corp.	36,700	3,255
NextEra Energy, Inc.	38,632	3,101
E.ON SE	150,047	2,845
National Grid PLC	154,423	2,380
Dominion Energy, Inc.	39,815	2,333
Duke Energy Corp.	18,764	2,199
Constellation Energy Corp.	5,656	1,998
DTE Energy Co.	10,779	1,390
SSE PLC	5,948	174
		45,641

55	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 0.84%
Prologis, Inc. REIT	48,096	$6,140
China Resources Mixc Lifestyle Services, Ltd.	924,400	5,083
Mitsubishi Estate Co., Ltd.	73,600	1,793
Simon Property Group, Inc. REIT	7,706	1,426
UDR, Inc. REIT	32,096	1,177
VICI Properties, Inc. REIT	39,802	1,119
Goodman Logistics (HK), Ltd. REIT	40,304	829
		17,567
Total common stocks (cost: $1,169,007,000)		2,048,115
Preferred securities 0.30%
Financials 0.30%
Itau Unibanco Holding SA, preferred nominative shares	330,165	2,367
Itau Unibanco Holding SA (ADR), preferred nominative shares	226,056	1,618
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)	80,909	1,232
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(e)	69,041	994
		6,211
Total preferred securities (cost: $5,265,000)		6,211
Bonds, notes & other debt instruments 0.05%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.03%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL3,300	584
Corporate bonds and notes 0.02%
Health care 0.02%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD432	428
Total bonds, notes & other debt instruments (cost: $967,000)		1,012
Short-term securities 1.30%	Shares
Money market investments 1.26%
Capital Group Central Cash Fund 3.79% (f)(g)	262,010	26,204

Money market investments purchased with collateral from securities on loan 0.04%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (f)(h)	906,417	906
Total short-term securities (cost: $27,106,000)		27,110
Total investment securities 99.80% (cost: $1,202,345,000)		2,082,448
Other assets less liabilities 0.20%		4,261
Net assets 100.00%		$2,086,709

American Funds Insurance Series	56

Capital World Growth and Income Fund (continued)
Investments in affiliates (g)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 1.26%
Money market investments 1.26%
Capital Group Central Cash Fund 3.79% (f)	$46,673	$322,340	$342,810	$5	$(4)	$26,204	$2,805
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Galaxy Digital, Inc., Class A (a)	10/10/2025	$5,540	$3,441	0.16%

(a)	Non-income producing.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)	Rate represents the seven-day yield at 12/31/2025.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

57	American Funds Insurance Series

Growth-Income Fund
Investment portfolio December 31, 2025

Common stocks 97.39%	Shares	Value (000)
Information technology 31.31%
NVIDIA Corp.	16,585,113	$3,093,124
Microsoft Corp.	6,355,199	3,073,501
Broadcom, Inc.	6,636,411	2,296,862
Apple, Inc.	6,072,252	1,650,802
Applied Materials, Inc.	3,375,839	867,557
Amphenol Corp., Class A	3,401,335	459,656
Oracle Corp.	1,505,598	293,456
Seagate Technology Holdings PLC	1,046,348	288,154
Cognizant Technology Solutions Corp., Class A	3,381,043	280,627
Accenture PLC, Class A	888,876	238,485
Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	200,397
Arista Networks, Inc. (a)	1,418,856	185,913
Entegris, Inc.	1,768,942	149,033
Salesforce, Inc.	535,038	141,737
AppLovin Corp., Class A (a)	102,313	68,940
Texas Instruments, Inc.	374,945	65,049
Marvell Technology, Inc.	761,477	64,710
Adobe, Inc. (a)	163,526	57,232
Corning, Inc.	600,000	52,536
Palo Alto Networks, Inc. (a)	220,554	40,626
ASML Holding NV	28,845	30,833
QUALCOMM, Inc.	141,313	24,172
Micron Technology, Inc.	78,021	22,268
Fair Isaac Corp. (a)	8,541	14,440
		13,660,110

Industrials 13.55%
RTX Corp.	7,418,732	1,360,595
Automatic Data Processing, Inc.	1,993,331	512,745
Airbus SE, non-registered shares	1,921,964	445,806
General Dynamics Corp.	1,230,528	414,270
GFL Environmental, Inc., subordinate voting shares	8,706,752	373,955
Carrier Global Corp.	6,005,807	317,347
General Electric Co.	1,019,662	314,087
Uber Technologies, Inc. (a)	2,826,696	230,969
XPO, Inc. (a)	1,695,007	230,368
Union Pacific Corp.	862,971	199,622
Ingersoll-Rand, Inc.	2,494,401	197,606
Caterpillar, Inc.	326,877	187,258
Paychex, Inc.	1,519,430	170,450
Honeywell International, Inc.	828,971	161,724
United Rentals, Inc.	188,542	152,591
TransDigm Group, Inc.	113,503	150,942
L3Harris Technologies, Inc.	459,926	135,020
CSX Corp.	3,114,334	112,895
APi Group Corp. (a)	1,733,157	66,311
Waste Management, Inc.	284,081	62,415
Woodward, Inc.	204,293	61,762
Boeing Co. (The) (a)	238,104	51,697
		5,910,435

Financials 11.99%
JPMorgan Chase & Co.	2,413,448	777,661
Mastercard, Inc., Class A	1,060,909	605,652
BlackRock, Inc.	504,695	540,195
Wells Fargo & Co.	5,041,337	469,853
Fidelity National Information Services, Inc.	6,205,397	412,411
Progressive Corp.	766,051	174,445
Morgan Stanley	957,257	169,942

American Funds Insurance Series	58

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Capital One Financial Corp.	697,472	$169,039
Visa, Inc., Class A	445,602	156,277
Chubb, Ltd.	495,560	154,674
Goldman Sachs Group, Inc.	174,257	153,172
Marsh & McLennan Cos., Inc.	798,956	148,222
Berkshire Hathaway, Inc., Class B (a)	269,334	135,381
B3 SA - Brasil, Bolsa, Balcao	44,971,737	117,059
American Express Co.	303,325	112,215
PNC Financial Services Group, Inc.	520,903	108,728
Pinnacle Financial Partners, Inc.	1,131,294	107,937
U.S. Bancorp	1,948,827	103,989
Arthur J. Gallagher & Co.	374,193	96,837
Apollo Asset Management, Inc.	665,703	96,367
State Street Corp.	681,940	87,977
S&P Global, Inc.	165,000	86,227
CME Group, Inc., Class A	292,470	79,868
Blackstone, Inc.	400,140	61,678
PayPal Holdings, Inc.	1,053,348	61,495
American International Group, Inc.	507,353	43,404
		5,230,705

Health care 10.04%
Eli Lilly and Co.	1,648,956	1,772,100
Vertex Pharmaceuticals, Inc. (a)	1,484,547	673,034
AbbVie, Inc.	1,684,603	384,915
UnitedHealth Group, Inc.	1,032,933	340,981
Abbott Laboratories	2,330,871	292,035
Thermo Fisher Scientific, Inc.	277,075	160,551
Cencora, Inc.	401,982	135,769
Cigna Group (The)	321,281	88,426
Johnson & Johnson	426,488	88,262
Intuitive Surgical, Inc. (a)	122,132	69,171
Danaher Corp.	250,263	57,290
Gilead Sciences, Inc.	430,961	52,896
Amgen, Inc.	151,000	49,424
GE HealthCare Technologies, Inc.	582,499	47,777
Insulet Corp. (a)	162,641	46,229
CVS Health Corp.	535,085	42,464
Stryker Corp.	111,700	39,259
Medtronic PLC	210,000	20,173
Alnylam Pharmaceuticals, Inc. (a)	49,075	19,515
		4,380,271

Consumer discretionary 10.04%
Amazon.com, Inc. (a)	8,601,419	1,985,379
Starbucks Corp.	5,641,121	475,039
Wyndham Hotels & Resorts, Inc. (b)	4,910,876	371,066
Royal Caribbean Cruises, Ltd.	1,137,038	317,143
Tesla, Inc. (a)	703,606	316,426
Home Depot, Inc.	737,552	253,792
Las Vegas Sands Corp.	2,000,000	130,180
Viking Holdings, Ltd. (a)	1,559,413	111,358
Carvana Co., Class A (a)	214,692	90,604
Sony Group Corp.	3,009,200	76,915
TJX Cos., Inc. (The)	495,864	76,170
Booking Holdings, Inc.	12,304	65,892

59	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
YUM! Brands, Inc.	272,921	$41,287
DoorDash, Inc., Class A (a)	155,002	35,105
Hilton Worldwide Holdings, Inc.	107,229	30,801
		4,377,157

Communication services 8.04%
Alphabet, Inc., Class A	3,942,665	1,234,054
Alphabet, Inc., Class C	1,489,089	467,276
Meta Platforms, Inc., Class A	2,114,599	1,395,826
Netflix, Inc. (a)	2,229,300	209,019
SoftBank Group Corp.	3,459,180	97,522
Universal Music Group NV	3,239,458	84,633
Comcast Corp., Class A	624,053	18,653
		3,506,983

Energy 3.96%
Canadian Natural Resources, Ltd. (CAD denominated)	14,093,913	477,379
Baker Hughes Co., Class A	8,127,441	370,124
Exxon Mobil Corp.	2,651,600	319,094
Halliburton Co.	6,689,719	189,051
Expand Energy Corp.	1,031,973	113,888
TC Energy Corp.	1,629,755	89,653
Chevron Corp.	444,985	67,820
EOG Resources, Inc.	575,078	60,389
ConocoPhillips	434,738	40,696
		1,728,094

Consumer staples 2.85%
British American Tobacco PLC	9,929,507	562,781
Procter & Gamble Co.	1,304,474	186,944
Philip Morris International, Inc.	1,042,193	167,168
Coca-Cola Co.	1,948,634	136,229
Imperial Brands PLC	2,747,647	115,516
Mondelez International, Inc., Class A	791,236	42,592
Keurig Dr Pepper, Inc.	1,164,623	32,621
		1,243,851

Materials 2.32%
Air Products and Chemicals, Inc.	1,408,433	347,911
Linde PLC	650,775	277,484
International Paper Co.	5,806,574	228,721
Eastman Chemical Co.	1,101,906	70,335
Freeport-McMoRan, Inc.	983,347	49,944
LyondellBasell Industries NV	769,974	33,340
Solstice Advanced Materials, Inc. (a)	82,401	4,003
		1,011,738

Utilities 2.06%
Dominion Energy, Inc.	5,379,096	315,161
PG&E Corp.	12,562,973	201,887
CenterPoint Energy, Inc.	3,037,684	116,465
Entergy Corp.	1,203,020	111,195
NextEra Energy, Inc.	1,051,314	84,400
Sempra	800,000	70,632
		899,740

American Funds Insurance Series	60

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 1.23%
Equinix, Inc. REIT	235,188	$180,192
VICI Properties, Inc. REIT	4,092,873	115,092
Prologis, Inc. REIT	866,060	110,561
American Tower Corp. REIT	428,106	75,162
Welltower, Inc. REIT	306,310	56,854
		537,861
Total common stocks (cost: $21,697,459,000)		42,486,945
Bonds, notes & other debt instruments 0.00%	Principal amount (000)
Corporate bonds and notes 0.00%
Consumer discretionary 0.00%
General Motors Financial Co., Inc. 5.25% 3/1/2026	USD827	828
Total bonds, notes & other debt instruments (cost: $823,000)		828
Short-term securities 2.57%	Shares
Money market investments 2.57%
Capital Group Central Cash Fund 3.79% (b)(c)	11,226,233	1,122,736
Total short-term securities (cost: $1,122,564,000)		1,122,736
Total investment securities 99.96% (cost: $22,820,846,000)		43,610,509
Other assets less liabilities 0.04%		16,802
Net assets 100.00%		$43,627,311
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.85%
Consumer discretionary 0.85%
Wyndham Hotels & Resorts, Inc.	$509,003	$16,347	$32,068	$6,460	$(128,676)	$371,066	$7,713
Short-term securities 2.57%
Money market investments 2.57%
Capital Group Central Cash Fund 3.79% (c)	1,471,964	7,003,318	7,352,457	(76)	(13)	1,122,736	58,916
Total 3.42%				$6,384	$(128,689)	$1,493,802	$66,629

(a)	Non-income producing.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(c)	Rate represents the seven-day yield at 12/31/2025.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

61	American Funds Insurance Series

International Growth and Income Fund
Investment portfolio December 31, 2025

Common stocks 98.22%	Shares	Value (000)
Financials 23.17%
Societe Generale	71,822	$5,787
UniCredit SpA	64,734	5,374
Banco Bilbao Vizcaya Argentaria SA	180,709	4,227
CaixaBank SA, non-registered shares	322,031	3,933
Skandinaviska Enskilda Banken AB, Class A	181,807	3,838
AIA Group, Ltd.	315,000	3,235
AXA SA	55,165	2,653
Prudential PLC	167,374	2,582
Zurich Insurance Group AG	3,392	2,575
HSBC Holdings PLC (GBP denominated)	106,640	1,672
HSBC Holdings PLC (HKD denominated)	54,400	852
KB Financial Group, Inc.	27,563	2,383
NatWest Group PLC	257,839	2,249
Bank Hapoalim BM	94,366	2,135
DBS Group Holdings, Ltd.	48,424	2,119
London Stock Exchange Group PLC	17,476	2,104
Banco Santander SA	179,202	2,103
Aviva PLC	203,542	1,864
Euronext NV	12,370	1,857
HDFC Bank, Ltd.	165,124	1,825
Bank Leumi le-Israel BM	80,689	1,779
PICC Property and Casualty Co., Ltd., Class H	814,000	1,707
Resona Holdings, Inc.	177,400	1,682
Allianz SE	3,484	1,598
Ping An Insurance (Group) Co. of China, Ltd., Class H	188,500	1,586
Munchener Ruckversicherungs-Gesellschaft AG	2,235	1,476
Japan Post Bank Co., Ltd.	101,247	1,424
Kotak Mahindra Bank, Ltd.	51,877	1,270
Axis Bank, Ltd.	82,195	1,163
Tokio Marine Holdings, Inc.	29,600	1,099
Deutsche Bank AG	26,134	1,016
Aon PLC, Class A	2,825	997
3i Group PLC	20,568	895
Hiscox, Ltd.	46,402	885
Pluxee NV	55,838	875
Mizuho Financial Group, Inc.	23,000	835
Standard Chartered PLC	33,124	809
Canadian Imperial Bank of Commerce	8,888	806
Tryg A/S	30,239	791
CVC Capital Partners PLC	45,723	766
ING Groep NV	27,110	762
Credicorp, Ltd.	2,641	758
Abu Dhabi Islamic Bank PJSC	132,924	751
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	862,000	745
Plus500, Ltd.	15,229	743
T&D Holdings, Inc.	30,700	707
Adyen NV (a)	440	706
XP, Inc., Class A	37,915	621
Etoro Group, Ltd., Class A (a)	17,585	618
Rakuten Bank, Ltd. (a)	14,100	617
Macquarie Group, Ltd.	4,442	598
Partners Group Holding AG	481	591
Hana Financial Group, Inc.	8,229	537
Brookfield Corp., Class A (CAD denominated)	11,523	529
Grupo Financiero Banorte, SAB de CV, Series O	53,789	499
Abu Dhabi Commercial Bank PJSC	117,171	456
Samsung Life Insurance Co., Ltd.	4,190	456
Saudi National Bank (The)	43,606	440
Intesa Sanpaolo SpA	62,539	433
Sampo Oyj, Class A	35,512	430
Royal Bank of Canada	2,381	406

American Funds Insurance Series	62

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Banca Generali SpA	5,981	$401
MS&AD Insurance Group Holdings, Inc.	15,900	374
Hong Kong Exchanges and Clearing, Ltd.	6,400	334
Grupo Financiero Inbursa, SAB de CV	133,251	322
FirstRand, Ltd.	55,703	305
BAWAG Group AG (a)	2,019	303
Bank Central Asia Tbk PT	602,500	291
Medibank Private, Ltd.	34,548	110
Edenred SA	3,313	74
Sberbank of Russia PJSC (b)	476,388	— (c)
		93,743

Industrials 14.36%
Airbus SE, non-registered shares	28,600	6,634
BAE Systems PLC	270,689	6,223
Ryanair Holdings PLC (ADR)	73,850	5,331
Siemens AG	11,417	3,206
Deutsche Post AG	42,158	2,309
Hitachi, Ltd.	69,400	2,153
RELX PLC	45,021	1,821
DSV A/S	6,897	1,736
Safran SA	4,958	1,725
ABB, Ltd.	21,982	1,625
ITOCHU Corp.	103,000	1,300
Compagnie de Saint-Gobain SA, non-registered shares	12,706	1,290
Canadian National Railway Co. (CAD denominated)	12,406	1,227
Diploma PLC	17,130	1,223
Deutsche Lufthansa AG	118,669	1,173
Copa Holdings SA, Class A	9,695	1,169
ASSA ABLOY AB, Class B	29,656	1,150
Alliance Global Group, Inc.	7,546,600	1,051
Singapore Technologies Engineering, Ltd.	158,800	1,036
Motiva Infraestrutura de Mobilidade SA	334,768	916
Epiroc AB, Class B	32,965	665
Epiroc AB, Class A	9,201	208
Rolls-Royce Holdings PLC	55,860	868
SPIE SA	15,016	864
Mitsui & Co., Ltd.	29,200	863
Bombardier, Inc., Class B (a)	4,769	811
IHI Corp.	45,641	805
Wolters Kluwer NV	7,371	765
Kanzhun, Ltd., Class A (ADR)	27,807	567
Kanzhun, Ltd., Class A	16,700	169
Full Truck Alliance Co., Ltd., Class A (ADR)	68,004	730
SGH, Ltd.	21,792	672
Caterpillar, Inc.	1,129	647
Komatsu, Ltd.	19,300	617
Volvo AB, Class B	17,440	559
Kingspan Group PLC	5,764	498
Daikin Industries, Ltd.	3,800	488
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	18,040	474
Recruit Holdings Co., Ltd.	8,000	456
SMC Corp.	1,200	418
Jiangsu Hengli Hydraulic Co., Ltd., Class A	22,500	353
International Consolidated Airlines Group SA (CDI)	62,974	349
Brambles, Ltd.	20,392	313

63	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Ashtead Group PLC	4,377	$299
International Container Terminal Services, Inc.	30,700	294
Wizz Air Holdings PLC (a)	3,748	64
		58,114

Information technology 13.46%
Taiwan Semiconductor Manufacturing Co., Ltd.	383,000	18,711
ASML Holding NV	7,692	8,222
Samsung Electronics Co., Ltd.	65,385	5,449
MediaTek, Inc.	91,000	4,123
SK hynix, Inc.	6,576	2,978
Broadcom, Inc.	7,657	2,650
SAP SE	8,332	2,039
NEC Corp.	53,700	1,811
ASMPT, Ltd.	128,900	1,283
Tokyo Electron, Ltd.	5,400	1,186
Sage Group PLC (The)	61,338	893
Capgemini SE	4,775	791
Accton Technology Corp.	21,000	786
Halma PLC	13,514	640
Bechtle AG, non-registered shares	11,841	608
Lenovo Group, Ltd.	422,000	500
Fujitsu, Ltd.	14,800	406
ASM International NV	605	365
Jentech Precision Industrial Co., Ltd.	4,000	345
Lumine Group, Inc., subordinate voting shares (a)	10,019	198
Keyence Corp.	500	181
eMemory Technology, Inc.	3,000	164
Newgen Software Technologies, Ltd.	13,433	126
		54,455

Consumer discretionary 9.16%
Industria de Diseno Textil SA	84,429	5,561
Trip.com Group, Ltd. (ADR)	34,793	2,502
Trip.com Group, Ltd.	9,800	703
Prosus NV, Class N	46,295	2,859
Renault SA	63,846	2,643
LVMH Moet Hennessy-Louis Vuitton SE	2,789	2,103
MGM China Holdings, Ltd.	1,130,400	1,897
H World Group, Ltd. (ADR)	27,339	1,286
Nitori Holdings Co., Ltd.	68,900	1,206
Amadeus IT Group SA, Class A, non-registered shares	16,285	1,195
Moncler SpA	17,462	1,122
Midea Group Co., Ltd., Class A	88,300	987
Hyundai Motor Co.	4,578	937
Entain PLC	90,259	930
ANTA Sports Products, Ltd.	88,200	911
Compagnie Financiere Richemont SA, Class A	3,955	854
Evolution AB	12,432	846
InterContinental Hotels Group PLC	5,768	808
Suzuki Motor Corp.	48,300	717
Games Workshop Group PLC	2,550	647
B&M European Value Retail SA	255,033	580
Accor SA	9,477	537
Berkeley Group Holdings PLC	9,423	495
Restaurant Brands International, Inc. (CAD denominated)	7,186	490
Meituan, Class B (a)	36,700	484
Compagnie Generale des Etablissements Michelin	13,559	450
Galaxy Entertainment Group, Ltd.	87,361	429

American Funds Insurance Series	64

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Paltac Corp.	13,700	$422
Dixon Technologies (India), Ltd.	3,136	422
D’Ieteren Group	2,336	421
Aristocrat Leisure, Ltd.	9,860	383
Maruti Suzuki India, Ltd.	1,900	353
Alibaba Group Holding, Ltd. (ADR)	2,241	329
Amber Enterprises India, Ltd. (a)	4,286	305
BYD Co., Ltd., Class A	17,800	249
		37,063

Consumer staples 8.06%
British American Tobacco PLC	121,643	6,894
Nestle SA	48,668	4,837
Philip Morris International, Inc.	23,763	3,812
Pernod Ricard SA	31,124	2,665
Imperial Brands PLC	47,541	1,999
Carlsberg A/S, Class B	13,206	1,731
Carrefour SA, non-registered shares	87,378	1,458
KT&G Corp.	13,480	1,327
Arca Continental, SAB de CV	122,057	1,321
L’Oreal SA, non-registered shares	2,952	1,268
Danone SA	12,837	1,158
Anheuser-Busch InBev SA/NV	14,891	955
Yamazaki Baking Co., Ltd.	38,000	800
Kweichow Moutai Co., Ltd., Class A	2,990	589
Ocado Group PLC (a)	168,153	534
Unilever PLC	7,516	491
Tsingtao Brewery Co., Ltd., Class H	65,738	411
United Spirits, Ltd.	23,192	373
		32,623

Materials 7.38%
Barrick Mining Corp.	84,106	3,663
Glencore PLC	562,062	3,057
BASF SE	43,621	2,279
Valterra Platinum, Ltd. (ZAR denominated)	21,023	1,780
Valterra Platinum, Ltd. (GBP denominated)	1,235	102
Agnico Eagle Mines, Ltd.	10,958	1,858
Heidelberg Materials AG, non-registered shares	7,035	1,842
Amcor PLC	111,303	928
Amcor PLC (CDI)	83,938	702
Vale SA (ADR), ordinary nominative shares	71,119	927
Vale SA, ordinary nominative shares	31,452	411
Linde PLC	2,521	1,075
Norsk Hydro ASA	136,521	1,055
Anhui Conch Cement Co., Ltd., Class H	364,000	1,030
Southern Copper Corp.	7,079	1,016
Impala Platinum Holdings, Ltd.	60,988	960
Grupo Mexico, SAB de CV, Series B	96,492	911
Mitsubishi Chemical Group Corp.	148,200	866
Nutrien, Ltd. (CAD denominated) (d)	12,924	798
Air Liquide SA	3,291	619
Pan American Silver Corp.	10,970	568
Franco-Nevada Corp. (CAD denominated)	2,507	520
Shin-Etsu Chemical Co., Ltd.	15,900	494
Holcim, Ltd.	4,384	430
Saudi Basic Industries Corp. non-registered shares	30,558	418
Rio Tinto PLC	4,810	384
Fortescue, Ltd.	23,214	339

65	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Smurfit Westrock PLC	6,985	$270
Givaudan SA	43	171
Freeport-McMoRan, Inc.	2,750	140
Antofagasta PLC	3,109	136
Zijin Gold International Co., Ltd. (a)	5,700	107
Alrosa PJSC (a)(b)	53,607	— (c)
		29,856

Health care 7.34%
AstraZeneca PLC	38,403	7,074
Sanofi	69,990	6,790
Novo Nordisk AS, Class B	53,114	2,707
Roche Holding AG, nonvoting non-registered shares	6,476	2,676
EssilorLuxottica SA	7,815	2,471
Bayer AG	41,796	1,803
Chugai Pharmaceutical Co., Ltd.	23,600	1,241
Grifols SA, Class B (ADR)	111,869	1,046
bioMerieux SA	7,827	1,013
Haleon PLC	171,515	868
Genus PLC	14,818	516
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	39,000	356
Max Healthcare Institute, Ltd.	29,463	343
Fresenius SE & Co. KGaA	5,932	341
Daiichi Sankyo Co., Ltd.	13,300	283
HOYA Corp.	1,100	167
Euroapi SA (a)	1,412	4
		29,699

Communication services 6.89%
Koninklijke KPN NV	788,424	3,688
Tencent Holdings, Ltd.	41,600	3,188
Singapore Telecommunications, Ltd.	888,400	3,148
Orange	157,504	2,628
Publicis Groupe SA	23,008	2,387
Bharti Airtel, Ltd.	87,940	2,063
BT Group PLC	457,419	1,131
Nintendo Co., Ltd.	15,800	1,067
MTN Group, Ltd.	99,852	1,020
Nippon Television Holdings, Inc.	40,600	984
Swisscom AG (a)	1,279	929
NetEase, Inc.	32,700	900
HYBE Co., Ltd.	3,482	794
Advanced Info Service PCL, foreign registered shares	79,600	791
America Movil, SAB de CV, Class B (ADR)	28,591	591
Universal Music Group NV	19,644	513
Indus Towers, Ltd. (a)	95,111	443
Spotify Technology SA (a)	718	417
Bezeq - The Israel Telecommunication Corp., Ltd.	179,312	400
KT Corp. (ADR)	21,009	399
Deutsche Telekom AG	11,484	373
		27,854

Energy 4.09%
TotalEnergies SE (EUR denominated)	61,065	3,980
Cameco Corp. (CAD denominated)	30,495	2,792
Canadian Natural Resources, Ltd. (CAD denominated)	55,772	1,889
Shell PLC (GBP denominated)	47,821	1,757
Cenovus Energy, Inc. (CAD denominated)	82,434	1,395

American Funds Insurance Series	66

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Cenovus Energy, Inc.	12,261	$207
SLB, Ltd.	31,870	1,223
Gaztransport & Technigaz SA	3,851	706
TC Energy Corp. (CAD denominated)	12,547	691
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	44,300	525
BP PLC	80,418	467
ADNOC Drilling Co. PJSC	255,406	371
Tourmaline Oil Corp.	5,853	263
Adnoc Gas PLC	236,746	229
South Bow Corp.	2,470	68
Sovcomflot PAO (a)(b)	356,717	— (c)
		16,563

Utilities 2.82%
Engie SA	109,339	2,875
RWE AG	42,284	2,250
SSE PLC	76,631	2,247
Iberdrola SA, non-registered shares	103,600	2,242
Brookfield Infrastructure Partners, LP	17,993	625
Snam SpA	79,832	530
CPFL Energia SA	44,362	431
Veolia Environnement SA	6,331	221
		11,421

Real estate 1.49%
Mitsubishi Estate Co., Ltd.	76,900	1,873
Prologis Property Mexico, SA de CV, REIT	183,868	770
CK Asset Holdings, Ltd.	120,500	607
Henderson Land Development Co., Ltd.	162,000	585
China Resources Land, Ltd.	152,500	531
Link REIT	91,068	406
Sun Hung Kai Properties, Ltd.	33,000	400
CapitaLand Integrated Commercial Trust REIT	207,700	385
Longfor Group Holdings, Ltd. (d)	236,242	259
Goodman Logistics (HK), Ltd. REIT	10,467	215
		6,031
Total common stocks (cost: $267,862,000)		397,422
Preferred securities 0.05%
Materials 0.05%
Gerdau SA, preferred nominative shares	54,142	201
Total preferred securities (cost: $203,000)		201
Short-term securities 1.54%
Money market investments 1.35%
Capital Group Central Cash Fund 3.79% (e)(f)	54,405	5,441

67	American Funds Insurance Series

International Growth and Income Fund (continued)
Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.19%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (e)(g)	762,897	$763
Total short-term securities (cost: $6,203,000)		6,204
Total investment securities 99.81% (cost: $274,268,000)		403,827
Other assets less liabilities 0.19%		788
Net assets 100.00%		$404,615
Investments in affiliates (f)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 1.35%
Money market investments 1.35%
Capital Group Central Cash Fund 3.79% (e)	$11,674	$93,352	$99,583	$1	$(3)	$5,441	$489

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(e)	Rate represents the seven-day yield at 12/31/2025.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	68

Capital Income Builder
Investment portfolio December 31, 2025

Common stocks 77.84%	Shares	Value (000)
Financials 16.08%
JPMorgan Chase & Co.	79,207	$25,522
NatWest Group PLC	1,731,569	15,103
Morgan Stanley	85,027	15,095
Zurich Insurance Group AG	15,915	12,080
Wells Fargo & Co.	121,236	11,299
Munchener Ruckversicherungs-Gesellschaft AG	15,382	10,158
BlackRock, Inc.	9,038	9,674
ING Groep NV	336,786	9,467
DBS Group Holdings, Ltd.	201,816	8,832
PNC Financial Services Group, Inc.	42,111	8,790
Progressive Corp.	31,499	7,173
Truist Financial Corp.	133,958	6,592
Banco Santander SA	543,341	6,376
Tokio Marine Holdings, Inc.	169,500	6,293
Banco Bilbao Vizcaya Argentaria SA	255,877	5,985
KB Financial Group, Inc.	67,948	5,874
American International Group, Inc.	61,289	5,243
AIA Group, Ltd.	475,600	4,885
TPG, Inc., Class A	74,597	4,762
Sampo Oyj, Class A	382,120	4,632
National Bank of Canada	34,385	4,324
Power Corp. of Canada, subordinate voting shares	73,430	3,903
Toronto-Dominion Bank (The) (CAD denominated)	39,762	3,747
East West Bancorp, Inc.	32,600	3,664
UniCredit SpA	43,377	3,601
Intact Financial Corp.	16,137	3,359
Euronext NV	21,230	3,186
Hana Financial Group, Inc.	48,224	3,146
360 ONE WAM, Ltd.	229,493	3,031
EFG International AG	108,196	2,587
BNP Paribas SA	25,427	2,406
PICC Property and Casualty Co., Ltd., Class H	1,138,000	2,386
Mizuho Financial Group, Inc.	64,500	2,342
Skandinaviska Enskilda Banken AB, Class A	108,326	2,287
3i Group PLC	51,598	2,245
Webster Financial Corp.	35,040	2,205
Apollo Asset Management, Inc.	13,850	2,005
Marsh & McLennan Cos., Inc.	10,553	1,958
Banco BPM SpA	128,347	1,950
London Stock Exchange Group PLC	15,893	1,914
Deutsche Bank AG	49,165	1,912
BPER Banca SpA	141,331	1,911
Swiss Re AG	10,507	1,752
State Street Corp.	12,200	1,574
CME Group, Inc., Class A	5,612	1,533
Bank Central Asia Tbk PT	2,982,500	1,440
Standard Chartered PLC	56,936	1,390
Japan Post Bank Co., Ltd.	98,700	1,388
Western Union Co. (a)	142,256	1,324
Allianz SE	2,883	1,322
Hong Kong Exchanges and Clearing, Ltd.	22,700	1,186
Bank of America Corp.	21,552	1,185
Canadian Imperial Bank of Commerce	12,297	1,115
Patria Investments, Ltd., Class A	70,098	1,114
Blackstone, Inc.	7,179	1,107
Citizens Financial Group, Inc.	18,221	1,064
SouthState Bank Corp.	10,883	1,024
Vontobel Holding AG	10,189	824
Equitable Holdings, Inc.	16,750	798
Resona Holdings, Inc.	62,400	592
Houlihan Lokey, Inc., Class A	2,796	487

69	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
T&D Holdings, Inc.	21,000	$484
Medibank Private, Ltd.	134,820	430
Sberbank of Russia PJSC (b)	204,176	— (c)
		267,037

Information technology 10.58%
Broadcom, Inc.	198,986	68,869
Taiwan Semiconductor Manufacturing Co., Ltd.	857,800	41,907
Microsoft Corp.	48,647	23,527
Accenture PLC, Class A	42,563	11,420
Seagate Technology Holdings PLC	21,770	5,995
KLA Corp.	3,790	4,605
Texas Instruments, Inc.	19,132	3,319
Tokyo Electron, Ltd.	14,700	3,228
TE Connectivity PLC	11,194	2,547
MediaTek, Inc.	52,000	2,356
TDK Corp.	145,400	2,057
SAP SE	8,376	2,049
Analog Devices, Inc.	5,814	1,577
Skyworks Solutions, Inc.	17,043	1,081
Samsung Electronics Co., Ltd.	7,752	646
Capgemini SE	2,465	408
		175,591

Health care 8.92%
AbbVie, Inc.	110,866	25,332
AstraZeneca PLC	95,762	17,638
Abbott Laboratories	132,522	16,604
Amgen, Inc.	48,793	15,970
Gilead Sciences, Inc.	110,674	13,584
Sanofi	116,243	11,278
Johnson & Johnson	38,511	7,970
UnitedHealth Group, Inc.	22,859	7,546
Medtronic PLC	77,419	7,437
Novo Nordisk AS, Class B	120,968	6,166
CVS Health Corp.	46,518	3,692
Takeda Pharmaceutical Co., Ltd.	108,825	3,381
Bristol-Myers Squibb Co.	51,448	2,775
Merck & Co., Inc.	20,750	2,184
Sandoz Group AG	19,286	1,406
EBOS Group, Ltd.	82,604	1,302
Roche Holding AG, nonvoting non-registered shares	2,615	1,081
GSK PLC	43,796	1,076
Royalty Pharma PLC, Class A	24,004	927
EssilorLuxottica SA	2,582	816
		148,165

Industrials 8.89%
RTX Corp.	170,579	31,284
Volvo AB, Class B	337,790	10,827
Siemens AG	32,234	9,052
Marubeni Corp.	248,100	6,904
BAE Systems PLC	262,306	6,030
Deutsche Post AG	105,963	5,804
RELX PLC	135,157	5,467
Mitsubishi Corp.	214,081	4,906
Union Pacific Corp.	20,631	4,772
Singapore Technologies Engineering, Ltd.	657,600	4,290

American Funds Insurance Series	70

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
ITOCHU Corp.	307,500	$3,881
Bouygues SA	71,499	3,706
Northrop Grumman Corp.	6,044	3,446
Honeywell International, Inc.	17,528	3,420
Paychex, Inc.	29,637	3,325
Automatic Data Processing, Inc.	12,517	3,220
Airbus SE, non-registered shares	12,478	2,894
FedEx Corp.	9,893	2,858
Watsco, Inc.	8,477	2,856
Schneider Electric SE	9,854	2,701
Broadridge Financial Solutions, Inc.	11,281	2,518
Localiza Rent a Car SA, ordinary nominative shares	281,769	2,222
Localiza Rent a Car SA (d)	10,837	82
Hikari Tsushin, Inc.	7,100	1,984
Bureau Veritas SA	60,554	1,928
Trinity Industries, Inc.	71,017	1,878
Canadian National Railway Co. (CAD denominated)	17,596	1,740
Wolters Kluwer NV	14,975	1,555
Epiroc AB, Class A	60,943	1,379
Epiroc AB, Class B	4,933	100
SPIE SA	24,869	1,432
PACCAR, Inc.	12,078	1,323
Ryanair Holdings PLC (ADR)	18,149	1,310
UL Solutions, Inc., Class A	16,361	1,290
Carrier Global Corp.	23,347	1,234
Transurban Group	121,112	1,145
Sulzer AG	3,498	649
Brambles, Ltd.	40,982	628
Caterpillar, Inc.	1,059	607
Computershare Ltd.	22,570	513
Robert Half, Inc.	16,144	438
		147,598

Consumer staples 8.01%
Philip Morris International, Inc.	243,788	39,104
British American Tobacco PLC	522,457	29,612
British American Tobacco PLC (ADR)	42,214	2,390
Mondelez International, Inc., Class A	238,135	12,819
Imperial Brands PLC	193,418	8,132
Nestle SA	56,409	5,607
Sysco Corp.	57,332	4,225
Danone SA	46,784	4,221
Coca-Cola Co.	50,926	3,560
Altria Group, Inc.	60,789	3,505
Procter & Gamble Co.	18,551	2,658
Carlsberg A/S, Class B	18,209	2,387
Kimberly-Clark Corp.	20,235	2,041
WH Group, Ltd.	1,742,500	1,940
General Mills, Inc.	39,690	1,846
Unilever PLC	23,728	1,551
Marks and Spencer Group PLC	341,848	1,521
PepsiCo, Inc.	8,237	1,182
Dollar General Corp.	8,654	1,149
Anheuser-Busch InBev SA/NV	12,119	777
ITC, Ltd.	169,385	760
Pernod Ricard SA	8,821	755
Molson Coors Beverage Co., Class B, restricted voting shares	15,116	706
Constellation Brands, Inc., Class A	4,173	576
		133,024

71	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)

Utilities 5.67%
Dominion Energy, Inc.	193,401	$11,331
National Grid PLC	593,470	9,146
SSE PLC	303,935	8,912
Engie SA	334,941	8,807
Iberdrola SA, non-registered shares	368,808	7,983
E.ON SE	279,307	5,295
Pinnacle West Capital Corp.	58,731	5,209
DTE Energy Co.	38,794	5,004
CenterPoint Energy, Inc.	126,239	4,840
Sempra	49,773	4,395
Duke Energy Corp.	33,977	3,982
RWE AG	59,273	3,154
Atmos Energy Corp.	16,350	2,741
Exelon Corp.	62,697	2,733
AES Corp.	138,163	1,981
Power Grid Corp. of India, Ltd.	637,504	1,875
Entergy Corp.	17,392	1,608
NextEra Energy, Inc.	19,324	1,551
Southern Co. (The)	17,393	1,517
SembCorp Industries, Ltd.	268,900	1,255
Power Assets Holdings, Ltd.	127,000	900
		94,219

Consumer discretionary 5.15%
Industria de Diseno Textil SA	200,194	13,187
McDonald’s Corp.	28,168	8,609
Starbucks Corp.	98,994	8,336
LVMH Moet Hennessy-Louis Vuitton SE	9,855	7,430
Home Depot, Inc.	19,641	6,758
YUM! Brands, Inc.	38,261	5,788
Midea Group Co., Ltd., Class A	497,866	5,566
Compagnie Generale des Etablissements Michelin	154,783	5,133
Royal Caribbean Cruises, Ltd.	18,121	5,054
Evolution AB	62,107	4,227
Amadeus IT Group SA, Class A, non-registered shares	44,461	3,261
Compagnie Financiere Richemont SA, Class A	11,721	2,530
Tractor Supply Co.	38,329	1,917
Restaurant Brands International, Inc.	27,181	1,855
NEXT PLC	9,190	1,691
Galaxy Entertainment Group, Ltd.	288,000	1,413
Vail Resorts, Inc.	8,836	1,173
Darden Restaurants, Inc.	3,355	617
Jumbo SA	15,226	500
Aristocrat Leisure, Ltd.	11,598	450
		85,495

Energy 4.71%
Exxon Mobil Corp.	138,000	16,607
Canadian Natural Resources, Ltd. (CAD denominated)	426,351	14,441
Canadian Natural Resources, Ltd.	19,944	675
Shell PLC (GBP denominated)	231,846	8,517
Shell PLC (ADR)	9,821	721
TC Energy Corp. (CAD denominated) (a)	133,821	7,369
TotalEnergies SE (EUR denominated)	92,774	6,047
ConocoPhillips	50,076	4,688
South Bow Corp. (a)	155,157	4,267
EQT Corp.	64,885	3,478
EOG Resources, Inc.	28,657	3,009
Chevron Corp.	18,330	2,794

American Funds Insurance Series	72

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
ONEOK, Inc.	35,701	$2,624
DT Midstream, Inc.	10,692	1,280
Cenovus Energy, Inc.	62,889	1,064
Adnoc Gas PLC	656,312	634
		78,215

Materials 3.55%
Air Products and Chemicals, Inc.	30,617	7,563
Smurfit Westrock PLC	158,869	6,143
Nitto Denko Corp.	245,538	5,834
Rio Tinto PLC	66,849	5,334
International Paper Co.	134,100	5,282
Barrick Mining Corp.	106,459	4,636
Anglo American PLC	103,247	4,255
Vale SA, ordinary nominative shares	217,725	2,847
Vale SA (ADR), ordinary nominative shares	96,273	1,254
Shin-Etsu Chemical Co., Ltd.	121,262	3,771
Linde PLC	8,159	3,479
Amcor PLC	301,316	2,513
BASF SE	44,227	2,311
Antofagasta PLC	51,846	2,276
Eastman Chemical Co.	8,693	555
Air Liquide SA	2,512	473
Givaudan SA	110	437
		58,963

Communication services 3.52%
Singapore Telecommunications, Ltd.	3,937,700	13,951
T-Mobile US, Inc.	38,544	7,826
Publicis Groupe SA	68,287	7,084
AT&T, Inc.	248,999	6,185
Koninklijke KPN NV	1,163,701	5,444
Comcast Corp., Class A	134,482	4,020
Verizon Communications, Inc.	67,668	2,756
NetEase, Inc.	97,400	2,680
Omnicom Group, Inc.	26,622	2,150
Nintendo Co., Ltd.	23,700	1,601
HKT Trust and HKT, Ltd., units	1,023,240	1,512
Deutsche Telekom AG	44,105	1,431
America Movil, SAB de CV, Class B (ADR)	38,200	790
Telkom Indonesia (Persero) Tbk PT, Class B	2,512,000	523
Swisscom AG (d)	566	411
		58,364

Real estate 2.76%
Welltower, Inc. REIT	58,648	10,886
Prologis, Inc. REIT	38,994	4,978
American Tower Corp. REIT	26,189	4,598
VICI Properties, Inc. REIT	160,317	4,508
Rexford Industrial Realty, Inc. REIT	98,470	3,813
Extra Space Storage, Inc. REIT	19,058	2,482
Public Storage REIT	8,874	2,303
Mindspace Business Parks REIT	413,863	2,187
UDR, Inc. REIT	48,752	1,788
CK Asset Holdings, Ltd.	328,500	1,655
Equinix, Inc. REIT	1,780	1,364
Link REIT	302,148	1,346
CTP NV	56,484	1,183

73	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Sun Communities, Inc. REIT	5,902	$731
Embassy Office Parks REIT	140,661	681
SBA Communications Corp. REIT, Class A	2,744	531
Longfor Group Holdings, Ltd.	357,634	392
Lineage, Inc. REIT	7,600	266
Kimco Realty Corp. REIT	5,095	103
		45,795
Total common stocks (cost: $866,080,000)		1,292,466
Convertible stocks 0.29%
Information technology 0.16%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	44,749	2,608

Utilities 0.09%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	31,400	1,531

Financials 0.04%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	13,000	674
Total convertible stocks (cost: $4,335,000)		4,813
Bonds, notes & other debt instruments 14.62%	Principal amount (000)
U.S. Treasury bonds & notes 5.92%
U.S. Treasury 5.92%
U.S. Treasury 4.00% 2/15/2026	USD2,369	2,370
U.S. Treasury 0.75% 3/31/2026	1	1
U.S. Treasury 0.75% 5/31/2026	3,850	3,806
U.S. Treasury 1.875% 6/30/2026	3,855	3,825
U.S. Treasury 1.125% 10/31/2026	995	975
U.S. Treasury 2.00% 11/15/2026	2,800	2,763
U.S. Treasury 4.625% 11/15/2026	1,200	1,211
U.S. Treasury 4.00% 1/15/2027	6,541	6,573
U.S. Treasury 0.50% 4/30/2027	2,375	2,284
U.S. Treasury 2.625% 5/31/2027	80	79
U.S. Treasury 3.50% 9/30/2027	1,811	1,812
U.S. Treasury 3.375% 11/30/2027	9	9
U.S. Treasury 3.375% 12/31/2027	17,721	17,687
U.S. Treasury 4.00% 2/29/2028	745	753
U.S. Treasury 1.25% 3/31/2028	1,350	1,285
U.S. Treasury 3.625% 3/31/2028	3	4
U.S. Treasury 3.50% 12/15/2028 (e)	10,891	10,878
U.S. Treasury 4.00% 7/31/2029	25	25
U.S. Treasury 6.25% 5/15/2030	345	381
U.S. Treasury 3.625% 9/30/2030	809	806
U.S. Treasury 3.625% 12/31/2030	12,352	12,295
U.S. Treasury 3.75% 8/31/2031	297	296
U.S. Treasury 4.125% 11/15/2032	9	9
U.S. Treasury 3.875% 12/31/2032	6,955	6,927
U.S. Treasury 4.375% 5/15/2034	18	18
U.S. Treasury 4.00% 11/15/2035	6,687	6,596
U.S. Treasury 4.50% 8/15/2039	1,045	1,048
U.S. Treasury 4.75% 2/15/2041	1,730	1,764
U.S. Treasury 2.00% 11/15/2041	300	210
U.S. Treasury 4.625% 11/15/2045	679	664

American Funds Insurance Series	74

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.375% 5/15/2051	USD196	$124
U.S. Treasury 4.00% 11/15/2052	152	132
U.S. Treasury 4.75% 8/15/2055	8,884	8,753
U.S. Treasury 4.625% 11/15/2055	2,038	1,968
Total U.S. Treasury bonds & notes		98,331
Mortgage-backed obligations 5.04%
Federal agency mortgage-backed obligations 4.20%
Fannie Mae Pool #695412 5.00% 6/1/2033 (f)	— (c)	— (c)
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (f)	729	697
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (f)	1	1
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (f)	254	240
Fannie Mae Pool #931768 5.00% 8/1/2039 (f)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (f)	4	4
Fannie Mae Pool #932606 5.00% 2/1/2040 (f)	1	2
Fannie Mae Pool #AE0311 3.50% 8/1/2040 (f)	6	6
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (f)	7	7
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (f)	5	5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (f)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (f)	3	3
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (f)	1	1
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (f)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (f)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (f)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (f)	2	2
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (f)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (f)	25	24
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (f)	14	14
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (f)	20	19
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (f)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (f)	3	3
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (f)	28	27
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (f)	154	145
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (f)	1,759	1,653
Fannie Mae Pool #CA5540 3.00% 4/1/2050 (f)	2,453	2,212
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (f)	281	256
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (f)	111	98
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (f)	74	66
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (f)	40	36
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (f)	11	10
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (f)	117	104
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (f)	78	70
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (f)	40	33
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (f)	119	107
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (f)	179	145
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (f)	50	41
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (f)	21	17
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (f)	151	135
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (f)	18	16
Fannie Mae Pool #BT1267 3.00% 6/1/2051 (f)	151	134
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (f)	14	12
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (f)	104	94
Fannie Mae Pool #CB2527 2.00% 12/1/2051 (f)	167	136
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (f)	18	17
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (f)	4	3
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (f)	70	65
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (f)	148	126
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (f)	768	695
Fannie Mae Pool #BU8803 3.00% 2/1/2052 (f)	99	88

75	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (f)	USD443	$393
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (f)	254	237
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (f)	214	182
Fannie Mae Pool #FS8677 2.50% 4/1/2052 (f)	129	110
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (f)	4	4
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (f)	100	96
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (f)	8	8
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (f)	172	146
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (f)	143	121
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (f)	615	545
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (f)	49	50
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (f)	145	118
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (f)	103	105
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (f)	94	96
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (f)	138	141
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (f)	86	87
Fannie Mae Pool #MA5036 3.00% 4/1/2053 (f)	174	154
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (f)	762	726
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (f)	223	224
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (f)	57	57
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (f)	233	237
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (f)	1,222	1,261
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (f)	287	293
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (f)	335	345
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (f)	211	218
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (f)	155	160
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (f)	258	245
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (f)	95	93
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (f)	117	117
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (f)	755	768
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (f)	355	366
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (f)	876	833
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (f)	39	40
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (f)	586	604
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (f)	57	60
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (f)	22	23
Fannie Mae Pool #CB8089 7.00% 12/1/2053 (f)	396	417
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (f)	23	25
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (f)	790	804
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (f)	106	109
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (f)	54	56
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (f)	884	904
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (f)	99	101
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (f)	65	66
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (f)	362	376
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (f)	105	108
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (f)	25	26
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (f)	17	18
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (f)	40	41
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (f)	143	146
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (f)	701	720
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (f)	164	169
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (f)	153	158
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (f)	94	96
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (f)	89	93
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (f)	67	68
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (f)	18	19
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (f)	2,561	2,660
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (f)	299	308
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (f)	9	9

American Funds Insurance Series	76

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (f)	USD9	$9
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (f)	9	9
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (f)	8	8
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (f)	6	6
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (f)	32	33
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (f)	16	17
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (f)	217	220
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (f)	32	33
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (f)	3	3
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (f)	2	2
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (f)	94	97
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (f)	226	230
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (f)	553	543
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (f)	192	191
Fannie Mae Pool #MB0294 4.00% 1/1/2055 (f)	302	286
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (f)	65	62
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (f)	38	39
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (f)	422	412
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (f)	524	538
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (f)	309	302
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (f)	31	32
Fannie Mae Pool #190445 6.50% 3/1/2055 (f)	421	437
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (f)	236	246
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (f)	2,011	2,115
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (f)	247	234
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (f)	327	319
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (f)	67	68
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (f)	2	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (f)	2	2
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (f)	19	19
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (f)	178	183
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (f)	13	13
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (f)	911	936
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (f)	2	2
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (f)	855	888
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (f)	169	175
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (f)	150	152
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (f)	2	2
Fannie Mae Pool #DE6152 6.50% 8/1/2055 (f)	104	108
Fannie Mae Pool #FA2203 7.00% 8/1/2055 (f)	768	808
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (f)	246	250
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (f)	311	322
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (f)	213	218
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (f)	505	496
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (f)	356	310
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (f)	379	359
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (f)	105	100
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (f)	59	51
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (f)	102	89
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (f)	1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048 (f)	171	166
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (f)	12	12
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (f)	10	10
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (f)	6	6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (f)	21	20
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (f)	10	10
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (f)	39	39
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (f)	18	18
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (f)	12	12
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (f)	894	890

77	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (f)	USD11	$10
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (f)	129	115
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (f)	67	55
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (f)	60	54
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (f)	120	107
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (f)	46	39
Freddie Mac Pool #SD0854 2.50% 1/1/2052 (f)	11	10
Freddie Mac Pool #QD3812 3.00% 1/1/2052 (f)	101	90
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (f)	235	191
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (f)	107	95
Freddie Mac Pool #QE1079 3.50% 4/1/2052 (f)	7	6
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (f)	440	374
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (f)	733	651
Freddie Mac Pool #SD8214 3.50% 5/1/2052 (f)	217	201
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (f)	439	389
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (f)	284	271
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (f)	710	696
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (f)	765	648
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (f)	354	300
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (f)	141	125
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (f)	42	34
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (f)	107	95
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (f)	159	157
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (f)	536	537
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (f)	266	271
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (f)	26	24
Freddie Mac Pool #SD5845 3.50% 11/1/2052 (f)	2,337	2,167
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (f)	98	100
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (f)	22	19
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (f)	415	406
Freddie Mac Pool #SD8286 4.00% 1/1/2053 (f)	727	694
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (f)	88	88
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (f)	480	488
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (f)	362	369
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (f)	30	30
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (f)	906	921
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (f)	71	74
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (f)	14	14
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (f)	11	12
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (f)	11	12
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (f)	11	12
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (f)	8	8
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (f)	6	6
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (f)	4	4
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (f)	3	3
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (f)	30	30
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (f)	17	18
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (f)	16	16
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (f)	198	201
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (f)	587	588
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (f)	42	43
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (f)	9	9
Freddie Mac Pool #SD8392 4.00% 12/1/2053 (f)	51	49
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (f)	6	7
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (f)	15	15
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (f)	1,009	1,038
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (f)	802	814
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (f)	17	17
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (f)	8	8
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (f)	419	434

American Funds Insurance Series	78

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (f)	USD8	$8
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (f)	261	267
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (f)	45	46
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (f)	16	17
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (f)	89	90
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (f)	22	23
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (f)	1	1
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (f)	72	73
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (f)	58	59
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (f)	272	284
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (f)	235	243
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (f)	79	81
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (f)	68	70
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (f)	16	16
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (f)	14	14
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (f)	134	139
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (f)	146	150
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (f)	16	16
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (f)	9	9
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (f)	5	5
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (f)	2	2
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (f)	111	116
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (f)	35	37
Freddie Mac Pool #QJ3725 6.00% 9/1/2054 (f)	23	24
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (f)	18	19
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (f)	17	17
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (f)	17	17
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (f)	8	8
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (f)	44	45
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (f)	104	106
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (f)	80	78
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (f)	51	51
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (f)	60	61
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (f)	15	16
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (f)	320	325
Freddie Mac Pool #SD8495 6.00% 12/1/2054 (f)	46	48
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (f)	21	22
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (f)	452	476
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (f)	36	35
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (f)	160	165
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (f)	85	87
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (f)	7	7
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (f)	97	100
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (f)	132	137
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (f)	12	12
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (f)	387	398
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (f)	293	301
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (f)	19	19
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (f)	36	37
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (f)	15	15
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (f)	552	574
Freddie Mac Pool #QY4677 6.50% 6/1/2055 (f)	261	271
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (f)	492	491
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (f)	228	231
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (f)	324	333
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (f)	132	138
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (f)	4	4
Freddie Mac Pool #RJ5151 6.50% 8/1/2055 (f)	450	467
Freddie Mac Pool #RQ0049 5.50% 9/1/2055 (f)	1	1
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (f)	37	38

79	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (f)(g)	USD160	$161
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (f)	85	81
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (f)	177	169
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (f)(g)	170	162
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (f)(g)	78	72
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (f)	65	60
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (f)(g)	13	12
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (f)	808	726
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (f)	268	262
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (f)	426	415
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (f)	11	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (f)	8	7
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (f)	644	634
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (f)	927	893
Government National Mortgage Assn. 4.50% 1/1/2056 (f)(h)	48	47
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (f)	151	150
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (f)	2,647	2,523
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (f)	56	53
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (f)	199	190
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (f)	358	359
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (f)	963	965
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (f)	24	23
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (f)	432	437
Government National Mortgage Assn. Pool #MB0259 5.50% 3/20/2055 (f)	95	96
Government National Mortgage Assn. Pool #694836 5.683% 9/20/2059 (f)	— (c)	— (c)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (f)	— (c)	— (c)
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (f)(h)	212	171
Uniform Mortgage-Backed Security 3.00% 1/1/2056 (f)(h)	261	231
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (f)(h)	1	1
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (f)(h)	248	242
Uniform Mortgage-Backed Security 5.00% 1/1/2056 (f)(h)	78	78
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (f)(h)	403	419
Uniform Mortgage-Backed Security 7.00% 1/1/2056 (f)(h)	1,166	1,227
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (f)(h)	173	160
		69,743

Commercial mortgage-backed securities 0.45%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (f)(g)(i)	296	302
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (f)(g)	41	43
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (f)(g)	122	128
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 5.865% 6/15/2027 (f)(g)(i)	332	333
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.291% 5/15/2034 (f)(g)(i)	106	106
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.241% 4/15/2037 (f)(g)(i)	79	79
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.365% 11/15/2038 (f)(g)(i)	78	78
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (f)(g)(i)	590	599
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.442% 8/15/2041 (f)(g)(i)	169	170
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (f)(g)(i)	732	734
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.641% 7/15/2041 (f)(g)(i)	100	100
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.392% 8/15/2041 (f)(g)(i)	120	120
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(g)(i)	237	244
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (f)(g)(i)	574	589
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (f)(g)(i)	213	214
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (f)(g)(i)	191	192
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (f)(g)(i)	133	134
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039 (f)(g)(i)	120	121
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (f)(g)(i)	100	100

American Funds Insurance Series	80

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (f)(g)(i)	USD100	$100
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (f)(g)	73	75
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (f)(g)(i)	592	599
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (f)(g)(i)	329	342
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (f)(g)(i)	100	101
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555% 5/10/2039 (f)(g)(i)	243	247
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (f)(g)(i)	541	561
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.624% 7/25/2054 (f)(g)(i)	108	110
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (f)(g)(i)	312	313
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.391% 2/15/2042 (f)(g)(i)	597	593
		7,427

Collateralized mortgage-backed obligations (privately originated) 0.39%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(g)(i)	72	66
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (f)(i)(j)	489	479
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (f)(g)(i)	56	53
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (f)(g)(i)	142	141
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(g)(i)	358	352
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (f)(g)(i)	131	125
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (f)(g)(i)	6	5
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.274% 12/25/2042 (f)(g)(i)	25	25
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (f)(g)(i)	187	188
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (f)(g)(i)	58	58
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2044 (f)(g)(i)	38	38
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.474% 9/25/2044 (f)(g)(i)	87	87
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.024% 9/25/2042 (f)(g)(i)	7	7
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.574% 9/25/2042 (f)(g)(i)	64	67
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2044 (f)(g)(i)	160	160
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.324% 10/25/2044 (f)(g)(i)	90	90
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (f)(i)(j)	81	81
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (f)(i)	48	48
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (f)(i)(j)	670	677
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (f)(i)	54	54
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (f)(i)	90	90
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (f)(i)(j)	392	393
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (f)(i)(j)	101	102
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.637% 3/25/2053 (f)(g)(i)	138	138
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (f)(i)(j)	141	143
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (f)(i)(j)	317	321
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (f)(i)(j)	814	823
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (f)(i)	554	527
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (f)(i)	95	94
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.50% 10/17/2041 (f)(g)(i)	140	140
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (f)(g)(i)	13	13
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (f)(g)(i)	11	11

81	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (f)(g)(i)	USD6	$6
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (f)(i)	304	279
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (b)(i)	100	100
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (f)(i)	195	193
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (f)(i)	167	167
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (f)(i)(j)	64	65
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (f)(g)(i)	87	88
		6,494
Total mortgage-backed obligations		83,664
Corporate bonds and notes 2.84%
Financials 0.49%
American Express Co. 4.90% 2/13/2026	28	28
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (j)	50	52
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (j)	28	29
American International Group, Inc. 4.85% 5/7/2030	685	703
American International Group, Inc. 5.125% 3/27/2033	17	18
Aon Corp. 5.35% 2/28/2033	21	22
Arthur J. Gallagher & Co. 4.85% 12/15/2029	125	128
Arthur J. Gallagher & Co. 5.00% 2/15/2032	50	51
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (j)	22	20
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (j)	238	213
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (j)	118	122
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (j)	75	78
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (i)(j)	400	416
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (i)(j)	200	213
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (j)	45	49
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (j)	95	101
Chubb INA Holdings, LLC 5.00% 3/15/2034	35	36
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (j)	86	88
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (j)	35	32
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (j)	44	46
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (j)	55	56
Corebridge Financial, Inc. 3.85% 4/5/2029	180	177
Corebridge Financial, Inc. 3.90% 4/5/2032	32	30
Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (i)(j)	200	200
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (j)	300	320
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (j)	150	152
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (j)	5	5
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (j)	45	46
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (j)	60	63
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (j)	40	40
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (j)	65	66
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (j)	50	52
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (j)	198	203
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (j)	52	52
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (j)	20	18
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (j)	328	339
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (j)	412	432
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	25	25
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25	24
Mastercard, Inc. 4.875% 3/9/2028	31	32
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (j)	25	26
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (j)	10	10
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (j)	140	146
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (j)	488	494

American Funds Insurance Series	82

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (j)	USD35	$36
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (j)	57	59
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (j)	129	128
Navient Corp. 5.00% 3/15/2027	150	150
Navient Corp. 5.625% 8/1/2033	125	114
New York Life Global Funding 3.00% 1/10/2028 (i)	150	147
OneMain Finance Corp. 6.625% 5/15/2029	540	560
Osaic Holdings, Inc. 6.75% 8/1/2032 (i)	25	26
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (j)	50	52
Ryan Specialty, LLC 5.875% 8/1/2032 (i)	100	102
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (j)	11	11
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (j)	50	52
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (j)	10	11
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (j)	40	42
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (j)	97	96
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (j)	70	73
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (j)	85	88
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (i)(j)	200	209
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (i)(j)	374	371
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (j)	98	100
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (j)	55	57
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (j)	104	115
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (j)	80	84
		8,142

Health care 0.36%
AbbVie, Inc. 5.05% 3/15/2034	175	180
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	240	234
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 5.15% 3/2/2028	55	56
Amgen, Inc. 4.05% 8/18/2029	100	100
Amgen, Inc. 5.25% 3/2/2030	124	129
Amgen, Inc. 4.20% 3/1/2033	133	130
Amgen, Inc. 5.25% 3/2/2033	71	74
Amgen, Inc. 5.60% 3/2/2043	105	106
Amgen, Inc. 4.20% 2/22/2052	19	15
Amgen, Inc. 4.875% 3/1/2053	25	22
Amgen, Inc. 5.65% 3/2/2053	37	36
Amgen, Inc. 5.75% 3/2/2063	85	83
AstraZeneca Finance, LLC 5.00% 2/26/2034	50	52
Baxter International, Inc. 4.45% 2/15/2029	271	272
Baxter International, Inc. 4.90% 12/15/2030	338	341
Baxter International, Inc. 3.132% 12/1/2051	25	16
Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	271
Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	307
Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	319
Centene Corp. 4.625% 12/15/2029	530	515
Centene Corp. 2.625% 8/1/2031	40	35
CVS Health Corp. 5.125% 2/21/2030	50	51
CVS Health Corp. 5.25% 2/21/2033	23	24
CVS Health Corp. 5.70% 6/1/2034	97	102
CVS Health Corp. 6.00% 6/1/2044	50	50
CVS Health Corp. 6.05% 6/1/2054	50	50
CVS Health Corp. 6.20% 9/15/2055	50	51
Elevance Health, Inc. 4.95% 11/1/2031	30	31
Elevance Health, Inc. 5.20% 2/15/2035	13	13

83	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Gilead Sciences, Inc. 1.65% 10/1/2030	USD8	$7
HCA, Inc. 2.375% 7/15/2031	18	16
Humana, Inc. 3.70% 3/23/2029	12	12
Humana, Inc. 5.375% 4/15/2031	35	36
Medline Borrower, LP 6.25% 4/1/2029 (i)	380	393
Merck & Co., Inc. 1.70% 6/10/2027	118	115
Merck & Co., Inc. 3.40% 3/7/2029	110	108
Merck & Co., Inc. 4.50% 5/17/2033	35	35
Merck & Co., Inc. 4.90% 5/17/2044	35	33
Molina Healthcare, Inc. 4.375% 6/15/2028 (i)	290	285
Molina Healthcare, Inc. 3.875% 5/15/2032 (i)	40	36
Owens & Minor, Inc. 6.625% 4/1/2030 (i)	105	67
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	23
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	366
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	661
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	89	67
		6,025

Communication services 0.34%
Alphabet, Inc. 4.375% 11/15/2032	22	22
Alphabet, Inc. 4.70% 11/15/2035	28	28
America Movil, SAB de CV, 8.46% 12/18/2036	MXN1,300	65
AT&T, Inc. 3.50% 6/1/2041	USD75	59
CCO Holdings, LLC 4.75% 2/1/2032 (i)	25	23
CCO Holdings, LLC 4.25% 1/15/2034 (i)	655	558
Charter Communications Operating, LLC 6.10% 6/1/2029	41	43
Charter Communications Operating, LLC 5.85% 12/1/2035	17	17
Charter Communications Operating, LLC 6.70% 12/1/2055	10	10
Discovery Communications, LLC 3.625% 5/15/2030	42	37
EchoStar Corp. 10.75% 11/30/2029	64	71
EchoStar Corp. 6.75% Cash 11/30/2030 (k)	313	321
Lindblad Expeditions, LLC 7.00% 9/15/2030 (i)	195	203
Meta Platforms, Inc. 4.30% 8/15/2029	40	40
Meta Platforms, Inc. 4.75% 8/15/2034	53	53
Meta Platforms, Inc. 4.875% 11/15/2035	325	325
Meta Platforms, Inc. 5.50% 11/15/2045	134	130
Meta Platforms, Inc. 5.40% 8/15/2054	29	27
Meta Platforms, Inc. 5.625% 11/15/2055	287	276
Meta Platforms, Inc. 5.55% 8/15/2064	40	37
Meta Platforms, Inc. 5.75% 11/15/2065	138	132
SBA Tower Trust 1.631% 11/15/2026 (i)	253	248
Sirius XM Radio, LLC 4.00% 7/15/2028 (i)	780	763
TEGNA, Inc. 5.00% 9/15/2029	360	357
T-Mobile USA, Inc. 3.875% 4/15/2030	625	615
T-Mobile USA, Inc. 2.55% 2/15/2031	203	185
T-Mobile USA, Inc. 6.00% 6/15/2054	69	70
Univision Communications, Inc. 7.375% 6/30/2030 (i)	340	347
Verizon Communications, Inc. 1.75% 1/20/2031	142	125
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	250	232
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	374	264
		5,683

Industrials 0.26%
BAE Systems PLC 5.30% 3/26/2034 (i)	200	207
Boeing Co. (The) 2.75% 2/1/2026	91	91

American Funds Insurance Series	84

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 6.259% 5/1/2027	USD376	$386
Boeing Co. (The) 6.298% 5/1/2029	12	13
Boeing Co. (The) 3.625% 2/1/2031	178	171
Boeing Co. (The) 6.388% 5/1/2031	92	100
Boeing Co. (The) 6.528% 5/1/2034	1,291	1,429
Boeing Co. (The) 5.805% 5/1/2050	136	134
Canadian Pacific Railway Co. 3.00% 12/2/2041	25	19
Canadian Pacific Railway Co. 3.10% 12/2/2051	80	53
CSX Corp. 4.75% 11/15/2048	50	45
CSX Corp. 4.50% 11/15/2052	35	30
EquipmentShare.com, Inc. 8.625% 5/15/2032 (i)	430	455
Herc Holdings, Inc. 7.25% 6/15/2033 (i)	90	95
Icahn Enterprises, LP 5.25% 5/15/2027	440	434
L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13
L3Harris Technologies, Inc. 5.40% 7/31/2033	15	16
Moog, Inc. 4.25% 12/9/2027 (i)	55	54
Norfolk Southern Corp. 5.35% 8/1/2054	51	49
Northrop Grumman Corp. 4.95% 3/15/2053	21	19
QXO Building Products, Inc. 6.75% 4/30/2032 (i)	190	199
Republic Services, Inc. 5.00% 4/1/2034	13	13
RTX Corp. 6.00% 3/15/2031	35	38
RTX Corp. 6.10% 3/15/2034	27	29
RTX Corp. 6.40% 3/15/2054	22	24
Union Pacific Corp. 2.80% 2/14/2032	17	16
Union Pacific Corp. 3.50% 2/14/2053	20	14
Waste Management, Inc. 4.625% 2/15/2030	60	61
Waste Management, Inc. 4.95% 3/15/2035	16	16
Waste Management, Inc. 5.35% 10/15/2054	25	24
		4,247

Consumer discretionary 0.25%
Advance Auto Parts, Inc. 3.90% 4/15/2030	8	7
Advance Auto Parts, Inc. 3.50% 3/15/2032	7	6
Amazon.com, Inc. 4.65% 11/20/2035	34	34
Amazon.com, Inc. 5.45% 11/20/2055	155	151
Amazon.com, Inc. 5.55% 11/20/2065	70	68
BMW US Capital, LLC 4.15% 4/9/2030 (i)	290	288
BMW US Capital, LLC 3.70% 4/1/2032 (i)	25	24
Carnival Corp. 5.75% 3/15/2030 (i)	310	319
Carnival Corp. 6.125% 2/15/2033 (i)	175	181
Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	303
Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	607
Ford Motor Credit Co., LLC 5.918% 3/20/2028	622	637
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	210
Ford Motor Credit Co., LLC 4.00% 11/13/2030	970	916
General Motors Financial Co., Inc. 5.45% 9/6/2034	11	11
General Motors Financial Co., Inc. 6.15% 7/15/2035	16	17
Hyundai Capital America 5.275% 6/24/2027 (i)	55	56
McDonald’s Corp. 5.15% 9/9/2052	10	9
Newell Brands, Inc. 6.375% 5/15/2030	160	157
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (i)	150	150
		4,151

Information technology 0.23%
Broadcom, Inc. 5.05% 7/12/2027	40	41
Broadcom, Inc. 4.00% 4/15/2029 (i)	3	3
Broadcom, Inc. 5.05% 7/12/2029	45	46

85	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Broadcom, Inc. 5.15% 11/15/2031	USD104	$108
Broadcom, Inc. 4.15% 4/15/2032 (i)	11	11
Broadcom, Inc. 4.80% 10/15/2034	12	12
Broadcom, Inc. 3.137% 11/15/2035 (i)	2	2
Cisco Systems, Inc. 4.95% 2/26/2031	11	11
Cisco Systems, Inc. 5.05% 2/26/2034	4	4
Cisco Systems, Inc. 5.10% 2/24/2035	14	14
Cisco Systems, Inc. 5.30% 2/26/2054	8	8
Cisco Systems, Inc. 5.35% 2/26/2064	11	10
Cloud Software Group, Inc. 8.25% 6/30/2032 (i)	200	209
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (i)	250	267
Fair Isaac Corp. 6.00% 5/15/2033 (i)	100	103
Hughes Satellite Systems Corp. 5.25% 8/1/2026	832	796
Hughes Satellite Systems Corp. 6.625% 8/1/2026	58	53
Intel Corp. 3.05% 8/12/2051	10	6
Intel Corp. 5.60% 2/21/2054	42	39
Intel Corp. 3.10% 2/15/2060	110	62
Oracle Corp. 4.80% 9/26/2032	55	53
Oracle Corp. 5.50% 8/3/2035	18	18
Oracle Corp. 5.20% 9/26/2035	405	388
Oracle Corp. 5.875% 9/26/2045	40	36
Oracle Corp. 6.00% 8/3/2055	110	97
Oracle Corp. 5.95% 9/26/2055	95	84
Oracle Corp. 6.10% 9/26/2065	40	35
Synopsys, Inc. 4.65% 4/1/2028	40	41
Synopsys, Inc. 4.85% 4/1/2030	40	41
Synopsys, Inc. 5.00% 4/1/2032	40	41
Synopsys, Inc. 5.15% 4/1/2035	780	793
Synopsys, Inc. 5.70% 4/1/2055	380	377
WULF Compute, LLC 7.75% 10/15/2030 (i)	75	77
		3,886

Energy 0.23%
APA Corp. 4.25% 1/15/2030	385	379
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (i)	300	302
Cenovus Energy, Inc. 5.40% 6/15/2047	44	40
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (i)	9	10
ConocoPhillips Co. 5.50% 1/15/2055	50	48
Crescent Energy Finance, LLC 7.375% 1/15/2033 (i)	270	256
Energy Transfer, LP 6.10% 12/1/2028	41	43
Energy Transfer, LP 5.25% 7/1/2029	23	24
Energy Transfer, LP 6.40% 12/1/2030	34	37
Enterprise Products Operating, LLC 4.95% 2/15/2035	6	6
EOG Resources, Inc. 5.95% 7/15/2055	110	112
Equinor ASA 2.375% 5/22/2030	365	340
Exxon Mobil Corp. 3.452% 4/15/2051	210	151
Hess Midstream Operations, LP 5.875% 3/1/2028 (i)	35	36
Hilcorp Energy I, LP 6.875% 5/15/2034 (i)	400	375
NFE Financing, LLC 12.00% 11/15/2029 (i)(l)	148	43
Occidental Petroleum Corp. 5.55% 10/1/2034	124	127
Petroleos Mexicanos 6.50% 1/23/2029	20	20
Petroleos Mexicanos 8.75% 6/2/2029	177	189
Petroleos Mexicanos 6.84% 1/23/2030	300	305
Sunoco, LP 5.625% 3/15/2031 (i)	20	20
Sunoco, LP 5.875% 3/15/2034 (i)	20	20
TotalEnergies Capital SA 4.724% 9/10/2034	17	17
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (i)	595	542

American Funds Insurance Series	86

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (i)	USD195	$200
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (i)	100	102
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (i)	75	82
		3,826

Utilities 0.21%
AEP Transmission Co., LLC 2.75% 8/15/2051	50	31
DTE Energy Co. 3.00% 3/1/2032	42	39
Duke Energy Florida, LLC 5.95% 11/15/2052	25	26
Edison International 4.125% 3/15/2028	132	131
Edison International 5.45% 6/15/2029	100	102
Edison International 5.25% 3/15/2032	389	389
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (i)(j)	200	233
FirstEnergy Corp. 2.65% 3/1/2030	393	367
FirstEnergy Corp. 2.25% 9/1/2030	107	97
Florida Power & Light Co. 5.10% 4/1/2033	35	36
NiSource, Inc. 5.40% 6/30/2033	25	26
Pacific Gas and Electric Co. 2.95% 3/1/2026	97	97
Pacific Gas and Electric Co. 3.75% 7/1/2028	105	104
Pacific Gas and Electric Co. 4.65% 8/1/2028	284	286
Pacific Gas and Electric Co. 2.50% 2/1/2031	375	338
Pacific Gas and Electric Co. 6.40% 6/15/2033	50	54
Pacific Gas and Electric Co. 5.70% 3/1/2035	377	388
Pacific Gas and Electric Co. 4.95% 7/1/2050	162	137
Pacific Gas and Electric Co. 3.50% 8/1/2050	256	173
Pacific Gas and Electric Co. 5.90% 10/1/2054	25	24
PacifiCorp 5.50% 5/15/2054	95	85
PacifiCorp 5.80% 1/15/2055	25	23
Southern California Edison Co. 5.20% 6/1/2034	40	40
Southern California Edison Co. 3.60% 2/1/2045	206	149
Southern California Edison Co. 5.90% 3/1/2055	30	29
Union Electric Co. 3.90% 4/1/2052	25	19
WEC Energy Group, Inc. 5.15% 10/1/2027	25	26
		3,449

Real estate 0.18%
American Tower Corp. 4.05% 3/15/2032	11	11
Boston Properties, LP 2.45% 10/1/2033	7	6
Boston Properties, LP 6.50% 1/15/2034	38	41
Boston Properties, LP 5.75% 1/15/2035	95	98
Crown Castle, Inc. 5.00% 1/11/2028	54	55
Iron Mountain, Inc. 4.50% 2/15/2031 (i)	530	505
Kennedy-Wilson, Inc. 5.00% 3/1/2031	550	518
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (i)	20	21
MPT Operating Partnership, LP 5.00% 10/15/2027	475	460
Piedmont Operating Partnership, LP 5.625% 1/15/2033	99	100
Prologis, LP 5.00% 3/15/2034	40	41
Service Properties Trust 0% 9/30/2027 (i)	45	41
Service Properties Trust 3.95% 1/15/2028	480	453
Service Properties Trust 8.375% 6/15/2029	680	684
		3,034

Consumer staples 0.17%
Altria Group, Inc. 4.875% 2/4/2028	13	13
Altria Group, Inc. 5.25% 8/6/2035	48	49

87	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
B&G Foods, Inc. 8.00% 9/15/2028 (i)	USD260	$256
BAT Capital Corp. 6.343% 8/2/2030	9	10
BAT Capital Corp. 5.35% 8/15/2032	413	430
BAT Capital Corp. 6.421% 8/2/2033	38	42
BAT Capital Corp. 7.079% 8/2/2043	31	35
BAT Capital Corp. 4.54% 8/15/2047	55	46
BAT Capital Corp. 4.758% 9/6/2049	121	102
BAT Capital Corp. 7.081% 8/2/2053	69	78
BAT International Finance PLC 4.448% 3/16/2028	150	151
Coty, Inc. 5.60% 1/15/2031 (i)	119	120
H.J. Heinz Co. 4.875% 10/1/2049	235	202
Mars, Inc. 4.80% 3/1/2030 (i)	25	26
Mars, Inc. 5.20% 3/1/2035 (i)	165	170
Mars, Inc. 5.65% 5/1/2045 (i)	71	72
Mars, Inc. 5.70% 5/1/2055 (i)	145	144
Mars, Inc. 5.80% 5/1/2065 (i)	24	24
Mondelez International, Inc. 4.75% 8/28/2034	127	127
Philip Morris International, Inc. 5.125% 11/17/2027	43	44
Philip Morris International, Inc. 5.625% 11/17/2029	23	24
Philip Morris International, Inc. 5.125% 2/15/2030	56	58
Philip Morris International, Inc. 5.50% 9/7/2030	70	74
Philip Morris International, Inc. 5.75% 11/17/2032	16	17
Philip Morris International, Inc. 5.375% 2/15/2033	55	57
Philip Morris International, Inc. 5.625% 9/7/2033	30	32
Philip Morris International, Inc. 4.90% 11/1/2034	90	91
Post Holdings, Inc. 6.375% 3/1/2033 (i)	330	334
		2,828

Materials 0.12%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	36
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	60	61
Celanese US Holdings, LLC 6.85% 11/15/2028	36	38
Celanese US Holdings, LLC 7.05% 11/15/2030	27	29
Celanese US Holdings, LLC 6.879% 7/15/2032	10	10
Celanese US Holdings, LLC 7.20% 11/15/2033	23	24
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (i)	545	575
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (i)	40	42
Consolidated Energy Finance SA 5.625% 10/15/2028 (i)	750	488
Dow Chemical Co. (The) 5.35% 3/15/2035	7	7
Dow Chemical Co. (The) 5.65% 3/15/2036	4	4
Dow Chemical Co. (The) 5.55% 11/30/2048	15	13
Dow Chemical Co. (The) 3.60% 11/15/2050	75	49
Dow Chemical Co. (The) 6.90% 5/15/2053	6	6
Dow Chemical Co. (The) 5.60% 2/15/2054	63	55
LYB International Finance III, LLC 5.125% 1/15/2031	2	2
LYB International Finance III, LLC 5.50% 3/1/2034	5	5
LYB International Finance III, LLC 5.875% 1/15/2036	32	32
LYB International Finance III, LLC 3.625% 4/1/2051	102	66
NOVA Chemicals Corp. 8.50% 11/15/2028 (i)	10	11
NOVA Chemicals Corp. 4.25% 5/15/2029 (i)	325	318
		1,929
Total corporate bonds and notes		47,200

American Funds Insurance Series	88

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 0.73%
Other asset-backed securities 0.39%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (f)(i)	USD100	$100
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (f)(i)	215	215
Auxilior Term Funding, LLC, Series 2024-1, Class A2, 5.84% 3/15/2027 (f)(i)	61	61
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (f)(i)	277	281
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (f)(i)	42	43
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (f)(i)	554	565
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(i)	347	294
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(i)	86	73
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (f)(i)	90	57
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (f)(i)	90	58
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(i)	312	254
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (f)(i)	483	477
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (f)(i)	181	182
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (f)(i)	134	135
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(i)	322	309
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (f)(i)	60	56
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (f)(i)	73	72
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(i)	278	267
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(i)	354	359
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (f)(i)	138	139
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(i)	935	783
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (f)(i)	315	317
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (f)(i)	100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (f)(i)	127	128
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (f)(i)	20	19
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (f)(i)	85	85
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (f)(i)	139	141
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (f)(i)	175	176
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (f)(i)	175	176
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (f)(i)	45	46
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (f)(i)	94	94
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (f)(i)	28	28
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (f)(i)	72	70
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (f)(i)	189	190
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(i)	69	70
		6,421

Auto loan 0.27%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (f)(i)	66	66
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (f)(i)	33	33
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(i)	339	353
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (f)(i)	497	499
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (f)	11	11
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (f)(i)	185	185
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (f)(i)	150	151
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (f)(i)	273	275
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (f)(i)	176	180
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(i)	181	187
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (f)(i)	188	189
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(i)	65	65
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (f)(i)	285	293
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (f)(i)	184	191
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028 (f)	10	10
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028 (f)	48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(i)	268	263
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(i)	100	98
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(i)	100	98
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (f)(i)	187	191

89	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027 (f)	USD5	$5
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028 (f)	28	28
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (f)(i)	335	334
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (f)(i)	632	639
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (f)(i)	188	190
		4,582

Credit card 0.04%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(i)	400	401
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (f)(i)	246	248
		649

Student loan 0.03%
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (f)(i)	23	21
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(i)	42	39
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(i)	94	89
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(i)	188	178
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.588% 4/20/2062 (f)(g)(i)	98	98
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (f)(i)	39	35
		460
Total asset-backed obligations		12,112
Bonds & notes of governments & government agencies outside the U.S. 0.05%
Mexico 0.03%
United Mexican States 3.25% 4/16/2030	200	189
United Mexican States 7.375% 5/13/2055	245	265
		454

Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	198

Peru 0.01%
Peru (Republic of) 2.783% 1/23/2031	190	176
Total bonds & notes of governments & government agencies outside the U.S.		828
Municipals 0.02%
Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	196	201

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	140
Total municipals		341
Loans 0.02%
Financials 0.02%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(g)(i)(m)	221	220
Total bonds, notes & other debt instruments (cost: $243,321,000)		242,696

American Funds Insurance Series	90

Capital Income Builder (continued)
Investment funds 2.29%	Shares	Value (000)
Capital Group Central Corporate Bond Fund (n)	4,482,146	$38,098
Total investment funds (cost: $40,853,000)		38,098
Short-term securities 5.53%
Money market investments 4.90%
Capital Group Central Cash Fund 3.79% (n)(o)	814,073	81,415

Money market investments purchased with collateral from securities on loan 0.63%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (o)(p)	10,408,626	10,409
Total short-term securities (cost: $91,803,000)		91,824
Total investment securities 100.57% (cost: $1,246,392,000)		1,669,897
Other assets less liabilities (0.57)%		(9,521)
Net assets 100.00%		$1,660,376
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	389	4/6/2026	USD81,219	$(17)
5 Year U.S. Treasury Note Futures	Long	251	4/6/2026	27,436	(61)
10 Year U.S. Treasury Note Futures	Short	21	3/31/2026	(2,361)	21
10 Year Ultra U.S. Treasury Note Futures	Short	40	3/31/2026	(4,601)	15
20 Year U.S. Treasury Bond Futures	Long	32	3/31/2026	3,699	(41)
30 Year Ultra U.S. Treasury Bond Futures	Long	99	3/31/2026	11,682	(196)
					$(279)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.16%	At maturity	U.S. Urban CPI	At maturity	6/23/2026	USD350	$1	$—	$1
U.S. Urban CPI	At maturity	3.17%	At maturity	6/23/2026	USD338	(1)	—	(1)
SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	139	—	139
SOFR	Annual	4.1275%	Annual	7/27/2050	USD310	3	—	3
SOFR	Annual	2.91%	Annual	9/18/2050	USD592	118	—	118
						$260	$—	$260

91	American Funds Insurance Series

Capital Income Builder (continued)
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 12/31/2025 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD5,044	$114	$116	$(2)
Investments in affiliates (n)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Investment funds 2.29%
Capital Group Central Corporate Bond Fund	$30,920	$6,389	$—	$—	$789	$38,098	$1,550
Short-term securities 4.90%
Money market investments 4.90%
Capital Group Central Cash Fund 3.79% (o)	60,575	370,953	350,129	16	—	81,415	4,186
Total 7.19%				$16	$789	$119,513	$5,736

(a)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Non-income producing.
(e)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,717,000, which represented 0.10% of the net assets of the fund.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	Represents securities transacted on a TBA basis.
(i)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $38,579,000, which represented 2.32% of the net assets of the fund.

(j)	Step bond; coupon rate may change at a later date.
(k)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(l)	Scheduled interest and/or principal payment was not received.
(m)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $219,000, which represented 0.01% of the net assets of the fund.

(n)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(o)	Rate represents the seven-day yield at 12/31/2025.
(p)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CME = CME Group
CPI = Consumer Price Index

EUR = Euros
Fncg. = Financing
GBP = British pounds
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos

REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	92

Asset Allocation Fund
Investment portfolio December 31, 2025

Common stocks 65.21%	Shares	Value (000)
Information technology 17.87%
Broadcom, Inc.	3,822,547	$1,322,984
Microsoft Corp.	2,068,123	1,000,186
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,399,280	729,117
Taiwan Semiconductor Manufacturing Co., Ltd.	2,384,000	116,467
NVIDIA Corp.	2,011,419	375,130
Apple, Inc.	1,295,354	352,155
Micron Technology, Inc.	764,060	218,070
Intel Corp. (a)	5,553,952	204,941
Salesforce, Inc.	503,780	133,456
International Business Machines Corp.	427,285	126,566
ASML Holding NV (ADR)	93,894	100,453
KLA Corp.	77,592	94,280
Hewlett Packard Enterprise Co.	2,023,462	48,604
Strategy, Inc., Class A (a)	295,563	44,911
Diebold Nixdorf, Inc. (a)	532,940	36,181
Adobe, Inc. (a)	62,600	21,909
Applied Materials, Inc.	79,781	20,503
		4,945,913

Financials 10.49%
Apollo Asset Management, Inc.	1,920,083	277,951
Arthur J. Gallagher & Co.	854,008	221,009
Mastercard, Inc., Class A	361,601	206,431
Synchrony Financial	2,440,754	203,632
Aon PLC, Class A	569,972	201,132
Visa, Inc., Class A	553,014	193,948
Bank of America Corp.	3,142,147	172,818
Capital One Financial Corp.	702,338	170,219
Blue Owl Capital, Inc., Class A (b)	9,813,216	146,609
Ares Management Corp., Class A	845,012	136,579
American Express Co.	337,999	125,043
Wells Fargo & Co.	1,334,032	124,332
JPMorgan Chase & Co.	295,492	95,213
Fiserv, Inc. (a)	1,269,859	85,296
Brookfield Corp., Class A	1,805,226	82,842
Citigroup, Inc.	700,000	81,683
Brown & Brown, Inc.	964,468	76,868
Chubb, Ltd.	235,906	73,631
Progressive Corp.	280,641	63,908
Intercontinental Exchange, Inc.	374,162	60,599
Blackstone, Inc.	320,000	49,325
Kinsale Capital Group, Inc.	65,779	25,728
Goldman Sachs Group, Inc.	24,707	21,717
Figure Technology Solutions, Inc. (a)(b)	152,555	6,230
Sberbank of Russia PJSC (c)	8,880,000	— (d)
		2,902,743

Industrials 9.72%
ATI, Inc. (a)	3,475,291	398,824
Boeing Co. (The) (a)	1,355,000	294,198
TransDigm Group, Inc.	160,869	213,932
L3Harris Technologies, Inc.	644,021	189,065
General Electric Co.	602,503	185,589
Deere & Co.	377,997	175,984
Parker-Hannifin Corp.	183,536	161,321
Union Pacific Corp.	677,572	156,736
Caterpillar, Inc.	190,000	108,845
Safran SA	312,100	108,605
United Rentals, Inc.	125,193	101,321

93	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Northrop Grumman Corp.	173,106	$98,707
GE Vernova, Inc.	150,939	98,649
Ingersoll-Rand, Inc.	1,177,013	93,243
Quanta Services, Inc.	152,260	64,263
Airbus SE, non-registered shares	230,632	53,496
Trane Technologies PLC	137,366	53,463
FTAI Aviation, Ltd.	249,989	49,210
CSX Corp.	1,000,000	36,250
Copart, Inc. (a)	835,833	32,723
Carrier Global Corp.	283,011	14,954
		2,689,378

Health care 6.97%
Vertex Pharmaceuticals, Inc. (a)	720,148	326,486
Gilead Sciences, Inc.	1,904,140	233,714
Eli Lilly and Co.	186,995	200,960
UnitedHealth Group, Inc.	596,573	196,935
Alnylam Pharmaceuticals, Inc. (a)	405,917	161,413
Amgen, Inc.	441,538	144,520
Thermo Fisher Scientific, Inc.	217,042	125,765
CVS Health Corp.	1,451,353	115,179
Illumina, Inc. (a)	699,527	91,750
Abbott Laboratories	637,270	79,844
Cooper Cos., Inc. (a)	889,428	72,897
Johnson & Johnson	311,733	64,513
AbbVie, Inc.	129,914	29,684
Boston Scientific Corp. (a)	300,752	28,677
Centene Corp. (a)	675,000	27,776
Rotech Healthcare, Inc. (a)(c)(e)	184,138	12,613
Medline, Inc., Class A (a)(b)	272,900	11,462
Mallinckrodt PLC (a)	36,079	3,227
Par Health, Inc. (a)(f)	36,079	338
Carbon Health Technologies, Inc., Class A (a)(c)	4,955,500	50
		1,927,803

Consumer discretionary 5.73%
Booking Holdings, Inc.	52,599	281,685
Royal Caribbean Cruises, Ltd.	648,815	180,967
Amazon.com, Inc. (a)	780,642	180,188
Starbucks Corp.	1,513,090	127,417
D.R. Horton, Inc.	700,917	100,953
NIKE, Inc., Class B	1,525,710	97,203
Carnival Corp.	2,758,206	84,236
Darden Restaurants, Inc.	424,583	78,132
Compagnie Financiere Richemont SA, Class A	346,887	74,864
Home Depot, Inc.	191,765	65,986
Texas Roadhouse, Inc.	385,658	64,019
Chipotle Mexican Grill, Inc. (a)	1,692,984	62,640
Tesla, Inc. (a)	94,134	42,334
Hilton Worldwide Holdings, Inc.	122,663	35,235
Toll Brothers, Inc.	246,730	33,363
Restaurant Brands International, Inc.	461,542	31,491
AutoZone, Inc. (a)	7,013	23,785
YUM! Brands, Inc.	91,381	13,824
DraftKings, Inc., Class A (a)	237,954	8,200
Aimbridge Topco, LLC (a)(c)	10,722	793
		1,587,315

American Funds Insurance Series	94

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)

Communication services 4.71%
Alphabet, Inc., Class C	1,147,684	$360,143
Alphabet, Inc., Class A	1,068,646	334,486
Meta Platforms, Inc., Class A	553,906	365,628
Comcast Corp., Class A	6,199,119	185,292
Netflix, Inc. (a)	346,997	32,534
Tencent Holdings, Ltd.	321,500	24,636
		1,302,719

Materials 4.10%
Royal Gold, Inc.	1,301,065	289,214
Wheaton Precious Metals Corp.	2,388,702	280,720
Franco-Nevada Corp. (CAD denominated)	1,179,377	244,468
Lundin Mining Corp.	7,678,233	165,027
First Quantum Minerals, Ltd. (a)	3,889,750	104,290
Corteva, Inc.	466,775	31,288
Air Products and Chemicals, Inc.	45,664	11,280
Agnico Eagle Mines, Ltd.	56,110	9,515
Venator Materials PLC (a)(c)	4,096	— (d)
		1,135,802

Consumer staples 3.48%
Philip Morris International, Inc.	3,615,272	579,890
Constellation Brands, Inc., Class A	629,955	86,909
Keurig Dr Pepper, Inc.	3,042,963	85,233
Nestle SA	617,055	61,331
Costco Wholesale Corp.	69,889	60,268
US Foods Holding Corp. (a)	514,932	38,785
Estee Lauder Cos., Inc. (The), Class A	275,858	28,888
Coca-Cola Co.	160,431	11,216
Procter & Gamble Co.	75,358	10,799
		963,319

Utilities 1.01%
Southern Co. (The)	1,503,479	131,104
DTE Energy Co.	848,144	109,394
Vistra Corp.	144,910	23,378
FirstEnergy Corp.	323,684	14,491
		278,367

Energy 0.92%
Canadian Natural Resources, Ltd. (CAD denominated)	3,480,603	117,892
ConocoPhillips	824,000	77,135
EOG Resources, Inc.	222,924	23,409
Halliburton Co.	593,792	16,781
SLB, Ltd.	286,500	10,996
Exxon Mobil Corp.	58,185	7,002
Constellation Oil Services Holding SA (NDR) (a)	76,004	897
Altera Infrastructure, LP (c)	16,129	655
New Fortress Energy, Inc., Class A (a)	150,315	171
Expand Energy Corp.	636	70
		255,008

95	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 0.21%
American Tower Corp. REIT	136,942	$24,043
Simon Property Group, Inc. REIT	114,326	21,163
Crown Castle, Inc. REIT	134,329	11,938
		57,144
Total common stocks (cost: $10,036,058,000)		18,045,511
Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(c)(f)	450	755
Total preferred securities (cost: $465,000)		755
Rights & warrants 0.00%
Energy 0.00%
Expand Energy Corp., Class C, warrants, expire 2/9/2026 (a)	1,201	119
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (a)(c)	4	— (d)
Total rights & warrants (cost: $875,000)		119
Convertible stocks 0.12%
Industrials 0.07%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	262,145	18,104

Information technology 0.05%
Strategy, Inc. 8.00% perpetual convertible preferred shares	189,521	14,926
Total convertible stocks (cost: $30,331,000)		33,030
Convertible bonds & notes 0.10%	Principal amount (000)
Information technology 0.03%
Macom Technology Solutions Holdings, convertible notes, 0.25% 3/15/2026	USD1,529	3,180
Seagate HDD Cayman, convertible notes, 3.50% 6/1/2028	536	1,803
Terawulf, Inc., convertible notes, 1.00% 9/1/2031 (f)	1,739	2,060
Western Digital Corp., convertible notes, 3.00% 11/15/2028	416	1,908
		8,951

Communication services 0.02%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (g)	1,290	4,312
Spotify USA, Inc., convertible notes, 0% 3/15/2026	1,800	2,048
		6,360

Real estate 0.02%
Ventas Realty, LP, convertible notes, 3.75% 6/1/2026	1,873	2,649
Welltower OP, LLC, convertible notes, 2.75% 5/15/2028 (f)	1,422	2,789
		5,438

Utilities 0.01%
CenterPoint Energy, Inc., convertible notes, 3.00% 8/1/2028 (f)	2,785	2,822

American Funds Insurance Series	96

Asset Allocation Fund (continued)
Convertible bonds & notes (continued)	Principal amount (000)	Value (000)

Health care 0.01%
Halozyme Therapeutics, Inc. convertible notes, 1.00% 8/15/2028	USD1,818	$2,417

Industrials 0.01%
Axon Enterprise, Inc., convertible notes, 0.50% 12/15/2027	692	1,743
Total convertible bonds & notes (cost: $25,052,000)		27,731
Bonds, notes & other debt instruments 28.07%
Mortgage-backed obligations 10.22%
Federal agency mortgage-backed obligations 9.21%
Fannie Mae Pool #AH6431 4.00% 2/1/2026 (h)	2	2
Fannie Mae Pool #AH5618 4.00% 2/1/2026 (h)	— (d)	— (d)
Fannie Mae Pool #890329 4.00% 4/1/2026 (h)	— (d)	— (d)
Fannie Mae Pool #MA1109 4.00% 5/1/2027 (h)	— (d)	— (d)
Fannie Mae Pool #MA3653 3.00% 3/1/2029 (h)	5	5
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (h)	2	2
Fannie Mae Pool #254767 5.50% 6/1/2033 (h)	120	124
Fannie Mae Pool #555956 5.50% 12/1/2033 (h)	76	78
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (h)	209	210
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (h)	221	211
Fannie Mae Pool #929185 5.50% 1/1/2036 (h)	240	250
Fannie Mae Pool #893641 6.00% 9/1/2036 (h)	475	503
Fannie Mae Pool #893688 6.00% 10/1/2036 (h)	121	128
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (h)	3,745	3,567
Fannie Mae Pool #907239 6.00% 12/1/2036 (h)	11	11
Fannie Mae Pool #928031 6.00% 1/1/2037 (h)	39	42
Fannie Mae Pool #888292 6.00% 3/1/2037 (h)	343	363
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (h)	62	64
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (h)	116	110
Fannie Mae Pool #190379 5.50% 5/1/2037 (h)	37	38
Fannie Mae Pool #924952 6.00% 8/1/2037 (h)	565	598
Fannie Mae Pool #888637 6.00% 9/1/2037 (h)	7	7
Fannie Mae Pool #995674 6.00% 5/1/2038 (h)	213	225
Fannie Mae Pool #AD0119 6.00% 7/1/2038 (h)	663	703
Fannie Mae Pool #995224 6.00% 9/1/2038 (h)	6	6
Fannie Mae Pool #AE0021 6.00% 10/1/2038 (h)	208	221
Fannie Mae Pool #AL7164 6.00% 10/1/2038 (h)	135	142
Fannie Mae Pool #889983 6.00% 10/1/2038 (h)	12	13
Fannie Mae Pool #AD0095 6.00% 11/1/2038 (h)	467	495
Fannie Mae Pool #AB0538 6.00% 11/1/2038 (h)	65	68
Fannie Mae Pool #995391 6.00% 11/1/2038 (h)	10	11
Fannie Mae Pool #AD0833 6.00% 1/1/2039 (h)	— (d)	— (d)
Fannie Mae Pool #AL0309 6.00% 1/1/2040 (h)	43	46
Fannie Mae Pool #AL0013 6.00% 4/1/2040 (h)	128	136
Fannie Mae Pool #AL7228 6.00% 4/1/2041 (h)	155	162
Fannie Mae Pool #AB4536 6.00% 6/1/2041 (h)	324	342
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (h)	5,259	4,598
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (h)	16,006	13,515
Fannie Mae Pool #AP2131 3.50% 8/1/2042 (h)	2,339	2,240
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (h)	1,283	1,254
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (h)	725	709
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (h)	690	675
Fannie Mae Pool #AL8773 3.50% 2/1/2045 (h)	4,040	3,856
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (h)	6,624	6,291
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (h)	931	885
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (h)	2,088	1,982
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (h)	79	76
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (h)	273	251

97	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BD9307 4.00% 11/1/2046 (h)	USD1,089	$1,053
Fannie Mae Pool #BD9699 3.50% 12/1/2046 (h)	1,207	1,137
Fannie Mae Pool #BE1290 3.50% 2/1/2047 (h)	1,785	1,685
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (h)	358	328
Fannie Mae Pool #256975 7.00% 10/1/2047 (h)	2	2
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (h)	1,182	1,110
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (h)	1,788	1,734
Fannie Mae Pool #MA3277 4.00% 2/1/2048 (h)	7	7
Fannie Mae Pool #BK5255 4.00% 5/1/2048 (h)	8	7
Fannie Mae Pool #FM3278 3.50% 11/1/2048 (h)	12,659	11,913
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (h)	1,711	1,626
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (h)	1,341	1,215
Fannie Mae Pool #BN7443 2.50% 3/1/2050 (h)	30	26
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (h)	4,327	3,740
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (h)	414	351
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (h)	298	253
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (h)	9,745	8,426
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (h)	515	418
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (h)	286	256
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (h)	1,134	960
Fannie Mae Pool #BQ7589 2.00% 11/1/2050 (h)	2,292	1,856
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (h)	7,872	6,762
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (h)	1,248	1,082
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (h)	685	581
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (h)	38	33
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (h)	10,867	9,832
Fannie Mae Pool #FM5218 2.00% 12/1/2050 (h)	3,688	2,993
Fannie Mae Pool #BQ7646 2.00% 12/1/2050 (h)	1,924	1,559
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (h)	1,584	1,285
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (h)	920	914
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (h)	4,967	4,057
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (h)	196	159
Fannie Mae Pool #CA8513 2.50% 1/1/2051 (h)	1,079	916
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (h)	759	643
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (h)	74	63
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (h)	28	23
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (h)	5,851	4,750
Fannie Mae Pool #BR2689 2.00% 2/1/2051 (h)	1,860	1,506
Fannie Mae Pool #FM5963 2.00% 2/1/2051 (h)	1,806	1,467
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (h)	328	265
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (h)	3,067	2,642
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (h)	370	314
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (h)	59	50
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (h)	3,989	3,253
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (h)	1,708	1,383
Fannie Mae Pool #CA9494 2.50% 4/1/2051 (h)	93	79
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (h)	40	34
Fannie Mae Pool #FM6810 3.00% 4/1/2051 (h)	5,630	4,987
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (h)	4,366	3,899
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (h)	529	473
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (h)	1,943	1,573
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (h)	1,933	1,565
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (h)	4,751	4,022
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (h)	1,336	1,131
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (h)	365	309
Fannie Mae Pool #BR9324 2.50% 5/1/2051 (h)	227	192
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (h)	137	116
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (h)	2,078	1,682
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (h)	33,828	28,636
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (h)	9,006	7,624

American Funds Insurance Series	98

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (h)	USD397	$354
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (h)	149	121
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (h)	1,988	1,683
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (h)	1,226	1,038
Fannie Mae Pool #FM8203 2.50% 7/1/2051 (h)	942	798
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (h)	3,723	3,377
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (h)	67	59
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (h)	1,898	1,536
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (h)	3,960	3,365
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (h)	1,498	1,268
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (h)	655	556
Fannie Mae Pool #BT4725 2.50% 9/1/2051 (h)	301	255
Fannie Mae Pool #BU0341 2.50% 9/1/2051 (h)	197	167
Fannie Mae Pool #BT9289 2.50% 9/1/2051 (h)	34	28
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (h)	1,462	1,237
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (h)	766	648
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (h)	516	438
Fannie Mae Pool #BU2530 2.50% 10/1/2051 (h)	131	111
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (h)	86	73
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (h)	11,198	9,064
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (h)	7,447	6,051
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (h)	4,515	3,655
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (h)	2,938	2,487
Fannie Mae Pool #BU2803 2.50% 11/1/2051 (h)	998	845
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (h)	7,616	6,799
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (h)	2,352	1,910
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (h)	174	141
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (h)	41,191	34,868
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (h)	13,649	11,740
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (h)	6,406	5,514
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (h)	155	133
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (h)	74	64
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (h)	74	64
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (h)	74	63
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (h)	2,869	2,331
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (h)	1,189	965
Fannie Mae Pool #FS0235 2.50% 1/1/2052 (h)	7,061	5,977
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (h)	982	831
Fannie Mae Pool #FP0038 2.50% 1/1/2052 (h)	713	605
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (h)	695	589
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (h)	405	343
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (h)	119	101
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (h)	63	53
Fannie Mae Pool #FS2534 2.50% 1/1/2052 (h)	23	20
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (h)	22	18
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (h)	9,435	8,425
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (h)	6,414	5,193
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (h)	4,953	4,020
Fannie Mae Pool #BT1968 2.00% 2/1/2052 (h)	1,800	1,458
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (h)	963	780
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (h)	8,024	6,805
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (h)	1,897	1,606
Fannie Mae Pool #CB3888 2.50% 2/1/2052 (h)	949	805
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (h)	675	574
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (h)	657	557
Fannie Mae Pool #FS6380 2.50% 2/1/2052 (h)	548	465
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (h)	141	120
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (h)	51,302	46,443
Fannie Mae Pool #CB2913 3.50% 2/1/2052 (h)	2,077	1,926
Fannie Mae Pool #CB2912 3.50% 2/1/2052 (h)	38	35

99	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (h)	USD2,845	$2,303
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (h)	2,578	2,092
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (h)	2,382	1,932
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (h)	1,765	1,432
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (h)	1,261	1,021
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (h)	1,255	1,016
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (h)	4,296	3,636
Fannie Mae Pool #BV4173 2.50% 3/1/2052 (h)	786	669
Fannie Mae Pool #CB3063 2.50% 3/1/2052 (h)	769	653
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (h)	611	520
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (h)	158	135
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (h)	24	20
Fannie Mae Pool #FS0931 3.00% 3/1/2052 (h)	336	298
Fannie Mae Pool #BV3799 3.50% 3/1/2052 (h)	40	37
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (h)	5,722	4,643
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (h)	2,913	2,363
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (h)	2,069	1,675
Fannie Mae Pool #BV4182 2.50% 4/1/2052 (h)	871	741
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (h)	857	729
Fannie Mae Pool #FS1749 2.50% 4/1/2052 (h)	856	728
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (h)	157	134
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (h)	134	114
Fannie Mae Pool #BV6683 3.50% 4/1/2052 (h)	23	21
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (h)	615	587
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (h)	9,376	7,619
Fannie Mae Pool #BT2353 2.00% 5/1/2052 (h)	998	808
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (h)	898	764
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (h)	836	711
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (h)	151	128
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (h)	151	128
Fannie Mae Pool #BV8592 2.50% 5/1/2052 (h)	110	93
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (h)	40	34
Fannie Mae Pool #BU8818 3.50% 5/1/2052 (h)	2,584	2,396
Fannie Mae Pool #CB3597 3.50% 5/1/2052 (h)	44	41
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (h)	2,335	1,892
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (h)	1,940	1,571
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (h)	690	559
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (h)	1,413	1,202
Fannie Mae Pool #FS6634 3.00% 6/1/2052 (h)	324	287
Fannie Mae Pool #FS3546 3.50% 6/1/2052 (h)	38	35
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (h)	5,004	4,778
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (h)	1,272	1,214
Fannie Mae Pool #BW2918 4.50% 6/1/2052 (h)	4,482	4,398
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (h)	4,816	3,904
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (h)	59,903	50,708
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (h)	14,208	12,049
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (h)	162	138
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (h)	99	88
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (h)	22	21
Fannie Mae Pool #BV7912 2.50% 8/1/2052 (h)	154	131
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (h)	92	79
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (h)	2,291	2,029
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (h)	545	537
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (h)	862	868
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (h)	15,984	12,983
Fannie Mae Pool #BX2841 4.00% 10/1/2052 (h)	15	14
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (h)	9,021	8,845
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (h)	832	817
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (h)	388	390
Fannie Mae Pool #BX0463 4.00% 11/1/2052 (h)	866	826

American Funds Insurance Series	100

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW1299 4.00% 11/1/2052 (h)	USD862	$823
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (h)	9,335	9,152
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (h)	2,582	2,534
Fannie Mae Pool #CB5764 2.50% 12/1/2052 (h)	873	740
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (h)	2,212	2,255
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (h)	21	20
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (h)	2,562	2,512
Fannie Mae Pool #BX3263 4.00% 2/1/2053 (h)	560	535
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (h)	907	921
Fannie Mae Pool #FS8509 3.50% 3/1/2053 (h)	282	261
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (h)	887	847
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (h)	2,321	2,372
Fannie Mae Pool #BX9358 4.00% 4/1/2053 (h)	301	287
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (h)	2,028	2,032
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (h)	6,645	6,336
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (h)	10,165	10,195
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (h)	662	665
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (h)	896	910
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (h)	157	160
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (h)	211	220
Fannie Mae Pool #MA5063 2.50% 6/1/2053 (h)	290	245
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (h)	279	247
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (h)	22,288	22,347
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (h)	564	574
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (h)	1,105	1,158
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (h)	402	419
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (h)	312	327
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (h)	11,111	9,008
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (h)	811	688
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (h)	758	643
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (h)	8,193	7,791
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (h)	13,301	13,030
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (h)	2,137	2,174
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (h)	93	95
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)	5,144	5,247
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (h)	17,413	17,924
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (h)	1,621	1,649
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (h)	3,950	4,066
Fannie Mae Pool #BY1418 4.00% 11/1/2053 (h)	13,131	12,499
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (h)	12,922	12,314
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (h)	3,788	3,852
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (h)	6,118	6,297
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (h)	27	28
Fannie Mae Pool #MA5262 3.50% 12/1/2053 (h)	33	31
Fannie Mae Pool #BY1448 4.00% 12/1/2053 (h)	10,954	10,413
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (h)	260	264
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (h)	144	148
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (h)	6,339	6,599
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (h)	1,895	1,987
Fannie Mae Pool #BY1343 4.00% 2/1/2054 (h)	12,268	11,652
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (h)	1,869	1,783
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (h)	575	584
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (h)	504	512
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (h)	3,043	3,135
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (h)	1,800	1,871
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (h)	10,411	10,571
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (h)	4,423	4,499
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (h)	805	831
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (h)	783	805
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (h)	8	8

101	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (h)	USD6,917	$7,037
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (h)	1,025	1,040
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (h)	1,833	1,885
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (h)	936	972
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (h)	931	960
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (h)	831	857
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (h)	754	781
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (h)	1,843	1,916
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (h)	909	948
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (h)	51	54
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (h)	5,332	5,414
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (h)	2,307	2,353
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (h)	1,398	1,426
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (h)	10,396	10,680
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (h)	1,133	1,164
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (h)	646	667
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (h)	415	428
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (h)	112	115
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (h)	4,088	4,294
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (h)	3,177	3,327
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (h)	1,383	1,448
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (h)	379	396
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (h)	229	240
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (h)	401	402
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)	1,368	1,391
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (h)	7,916	8,133
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (h)	2,684	2,787
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)	1,347	1,388
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (h)	1,197	1,234
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (h)	1,088	1,125
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (h)	1,053	1,082
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (h)	854	877
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (h)	308	319
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (h)	260	270
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (h)	248	259
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (h)	3,859	4,011
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (h)	1,451	1,518
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (h)	1,212	1,270
Fannie Mae Pool #MA5467 4.00% 9/1/2054 (h)	1,162	1,103
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (h)	3,687	3,744
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (h)	2,297	2,345
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (h)	2,080	2,120
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (h)	1,072	1,088
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (h)	2,704	2,796
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (h)	372	382
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (h)	183	188
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (h)	11,790	12,256
Fannie Mae Pool #MA5494 4.00% 10/1/2054 (h)	2,115	2,008
Fannie Mae Pool #DC4862 4.00% 10/1/2054 (h)	494	470
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (h)	492	506
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (h)	114	117
Fannie Mae Pool #FS9439 3.50% 11/1/2054 (h)	905	839
Fannie Mae Pool #DC5642 4.00% 11/1/2054 (h)	1,665	1,585
Fannie Mae Pool #DB7429 4.00% 11/1/2054 (h)	1,059	1,006
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (h)	1,812	1,846
Fannie Mae Pool #DC6894 5.50% 11/1/2054 (h)	498	505
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	285	289
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (h)	980	983
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (h)	83	83
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (h)	1,406	1,432

American Funds Insurance Series	102

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (h)	USD23,968	$24,641
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (h)	2,749	2,824
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (h)	273	281
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (h)	822	780
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (h)	13,465	13,156
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (h)	1,773	1,779
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (h)	4,294	4,412
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (h)	2,640	2,712
Fannie Mae Pool #MA5635 3.50% 2/1/2055 (h)	— (d)	— (d)
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (h)	214	209
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (h)	1,673	1,698
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (h)	18,858	19,373
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (h)	1,500	1,424
Fannie Mae Pool #MB0304 4.00% 3/1/2055 (h)	910	864
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (h)	11,592	11,326
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (h)	6,556	6,736
Fannie Mae Pool #190445 6.50% 3/1/2055 (h)	40,481	42,078
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (h)	29,589	30,774
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (h)	4,987	4,735
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (h)	12,283	12,001
Fannie Mae Pool #DD6453 5.50% 4/1/2055 (h)	190	193
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (h)	8,403	8,634
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (h)	282	290
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (h)	277	285
Fannie Mae Pool #DD6102 4.00% 5/1/2055 (h)	414	393
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (h)	162	154
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (h)	16,971	17,438
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (h)	5,642	5,726
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (h)	2,388	2,454
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (h)	1,206	1,239
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (h)	957	984
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (h)	14,216	14,775
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (h)	9,839	10,233
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (h)	1,763	1,788
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (h)	2,066	2,123
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (h)	1,184	1,232
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (h)	2,000	1,854
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (h)	4,496	4,562
Fannie Mae Pool #BV6254 4.00% 10/1/2055 (h)	592	562
Fannie Mae Pool #MA5876 4.00% 11/1/2055 (h)	1,294	1,228
Fannie Mae Pool #DF3744 4.00% 11/1/2055 (h)	550	522
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (h)	447	424
Fannie Mae Pool #MA5942 4.00% 1/1/2056 (h)	442	419
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (h)	5,242	4,991
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (h)	9,003	8,883
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (h)	3,211	2,799
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (h)	8,932	7,368
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (h)	731	632
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (h)	3,094	2,816
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (h)	3,366	3,175
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (h)	18	19
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (h)	50	52
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (h)	23	21
Freddie Mac Pool #C91912 3.00% 2/1/2037 (h)	6,741	6,425
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (h)	173	163
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (h)	48	45
Freddie Mac Pool #G03978 5.00% 3/1/2038 (h)	282	290
Freddie Mac Pool #G04553 6.50% 9/1/2038 (h)	35	38
Freddie Mac Pool #G08347 4.50% 6/1/2039 (h)	41	42
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (h)	17,345	15,228

103	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #C03518 5.00% 9/1/2040 (h)	USD398	$410
Freddie Mac Pool #Q05807 4.00% 1/1/2042 (h)	1,161	1,138
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (h)	776	760
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (h)	510	499
Freddie Mac Pool #760014 4.632% 8/1/2045 (h)(i)	135	135
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (h)	3,402	3,305
Freddie Mac Pool #G60344 4.00% 12/1/2045 (h)	3,205	3,122
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (h)	3,124	2,905
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (h)	169	168
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (h)	149	149
Freddie Mac Pool #760015 4.021% 1/1/2047 (h)(i)	320	315
Freddie Mac Pool #Q46021 3.50% 2/1/2047 (h)	1,036	979
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (h)	1,757	1,699
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (h)	1,496	1,489
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (h)	724	614
Freddie Mac Pool #SI2046 2.50% 8/1/2050 (h)	2,467	2,095
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (h)	279	249
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (h)	24,391	19,925
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (h)	14,020	11,609
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (h)	1,958	1,589
Freddie Mac Pool #QB7306 2.00% 1/1/2051 (h)	1,755	1,420
Freddie Mac Pool #QB8422 2.00% 2/1/2051 (h)	2,154	1,743
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (h)	56	47
Freddie Mac Pool #RA4542 2.50% 2/1/2051 (h)	23	20
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (h)	57	48
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (h)	25,274	20,734
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (h)	1,958	1,585
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (h)	51	41
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (h)	396	336
Freddie Mac Pool #SD0862 2.50% 6/1/2051 (h)	51	43
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (h)	640	542
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (h)	318	287
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (h)	764	622
Freddie Mac Pool #QC5527 2.50% 8/1/2051 (h)	857	725
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (h)	322	286
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (h)	7,934	6,858
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (h)	5,449	4,723
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (h)	1,377	1,166
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (h)	1,093	925
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (h)	46	39
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (h)	5,282	4,768
Freddie Mac Pool #QC6456 3.00% 9/1/2051 (h)	600	532
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (h)	93	83
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (h)	6,616	5,600
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (h)	298	252
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (h)	144	130
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (h)	3,564	2,888
Freddie Mac Pool #QD2256 3.00% 11/1/2051 (h)	781	693
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (h)	1,565	1,270
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (h)	16,714	14,149
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (h)	5,300	4,562
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (h)	2,929	2,485
Freddie Mac Pool #QD2923 2.50% 12/1/2051 (h)	153	130
Freddie Mac Pool #QD6009 2.00% 1/1/2052 (h)	206	166
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (h)	74	60
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (h)	2,530	2,148
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (h)	1,888	1,631
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (h)	882	751
Freddie Mac Pool #SD0853 2.50% 1/1/2052 (h)	24	20
Freddie Mac Pool #QD5662 3.00% 1/1/2052 (h)	1,983	1,759

American Funds Insurance Series	104

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (h)	USD269	$242
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (h)	4,236	3,429
Freddie Mac Pool #QD7414 2.00% 2/1/2052 (h)	1,623	1,315
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (h)	1,548	1,253
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (h)	829	671
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (h)	800	650
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (h)	512	436
Freddie Mac Pool #QD6848 2.50% 2/1/2052 (h)	66	56
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (h)	813	757
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (h)	7,311	5,925
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (h)	3,659	2,966
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (h)	2,808	2,279
Freddie Mac Pool #QD7772 2.00% 3/1/2052 (h)	1,702	1,378
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (h)	1,054	855
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (h)	823	667
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (h)	249	201
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (h)	54	44
Freddie Mac Pool #QD9460 2.50% 3/1/2052 (h)	775	659
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (h)	28	24
Freddie Mac Pool #QD7983 3.50% 3/1/2052 (h)	456	423
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (h)	2,852	2,314
Freddie Mac Pool #QD9950 2.00% 4/1/2052 (h)	1,682	1,362
Freddie Mac Pool #QD9791 2.00% 4/1/2052 (h)	1,527	1,237
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (h)	1,023	828
Freddie Mac Pool #QD9907 2.50% 4/1/2052 (h)	762	649
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (h)	577	490
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (h)	335	284
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (h)	133	112
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (h)	107	91
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (h)	73	63
Freddie Mac Pool #QD9765 2.50% 4/1/2052 (h)	27	23
Freddie Mac Pool #QE0744 3.50% 4/1/2052 (h)	349	323
Freddie Mac Pool #QE1578 2.50% 5/1/2052 (h)	802	682
Freddie Mac Pool #QE2020 2.50% 5/1/2052 (h)	153	130
Freddie Mac Pool #QE2111 2.50% 5/1/2052 (h)	113	96
Freddie Mac Pool #QE3448 2.50% 5/1/2052 (h)	24	20
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (h)	28,843	25,619
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (h)	3,427	2,786
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (h)	14,498	12,856
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (h)	282	250
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (h)	1,748	1,669
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (h)	10,697	9,055
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (h)	2,478	2,102
Freddie Mac Pool #SD4815 2.50% 7/1/2052 (h)	336	285
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (h)	28,640	25,396
Freddie Mac Pool #QE8277 3.50% 7/1/2052 (h)	36	34
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (h)	1,110	994
Freddie Mac Pool #QE7976 4.50% 8/1/2052 (h)	34,523	34,040
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (h)	157	154
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (h)	839	713
Freddie Mac Pool #RA8252 2.50% 9/1/2052 (h)	712	607
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (h)	96	82
Freddie Mac Pool #QF0925 3.00% 9/1/2052 (h)	1,857	1,646
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (h)	687	674
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (h)	161	158
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (h)	101	99
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (h)	875	879
Freddie Mac Pool #QF2023 4.00% 10/1/2052 (h)	28	27
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (h)	997	978
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (h)	67	66

105	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (h)	USD2,573	$2,523
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (h)	4,928	4,937
Freddie Mac Pool #QF5938 2.50% 1/1/2053 (h)	221	187
Freddie Mac Pool #SD8303 2.50% 1/1/2053 (h)	68	58
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (h)	11,528	11,302
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (h)	916	777
Freddie Mac Pool #SD8297 4.00% 2/1/2053 (h)	1,774	1,685
Freddie Mac Pool #RA8676 2.50% 3/1/2053 (h)	655	556
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (h)	2,159	2,061
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (h)	1,008	1,013
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (h)	9,888	9,394
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (h)	69	68
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (h)	9,024	9,040
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (h)	2,887	2,743
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (h)	3,457	3,462
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (h)	2,536	2,580
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (h)	531	556
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (h)	461	483
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (h)	437	462
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (h)	430	453
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (h)	301	318
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (h)	241	254
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (h)	147	153
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (h)	136	146
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (h)	844	717
Freddie Mac Pool #SD8356 3.00% 7/1/2053 (h)	1,684	1,492
Freddie Mac Pool #SD8353 4.00% 7/1/2053 (h)	7,856	7,462
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (h)	27	27
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (h)	7,840	7,977
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (h)	654	682
Freddie Mac Pool #SD8359 3.50% 8/1/2053 (h)	252	234
Freddie Mac Pool #QH1153 4.00% 9/1/2053 (h)	339	326
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (h)	24,494	24,916
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (h)	812	689
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (h)	99	84
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (h)	4,194	4,321
Freddie Mac Pool #SD8390 4.00% 11/1/2053 (h)	24	23
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (h)	83,473	83,578
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (h)	21,615	21,935
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (h)	670	698
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (h)	35	36
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (h)	42	44
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (h)	494	516
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (h)	264	275
Freddie Mac Pool #QI0231 5.00% 2/1/2054 (h)	38	38
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (h)	399	406
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (h)	10,952	11,261
Freddie Mac Pool #RJ1871 4.00% 3/1/2054 (h)	299	284
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (h)	10,736	10,901
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (h)	101	105
Freddie Mac Pool #QI3548 4.00% 4/1/2054 (h)	664	630
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (h)	1,452	1,484
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (h)	1,070	1,088
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (h)	343	357
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (h)	14,898	15,226
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (h)	7,316	7,436
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (h)	2,917	2,965
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (h)	484	504
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (h)	413	422
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (h)	1,550	1,604

American Funds Insurance Series	106

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (h)	USD1,097	$1,141
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (h)	1,489	1,550
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (h)	454	479
Freddie Mac Pool #QI8825 5.00% 7/1/2054 (h)	1,882	1,880
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (h)	932	946
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (h)	705	719
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (h)	611	623
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (h)	5,767	5,925
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (h)	2,703	2,789
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (h)	614	633
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (h)	179	184
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (h)	9,848	10,237
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (h)	4,305	4,481
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (h)	1,824	1,910
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (h)	335	336
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (h)	238	238
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (h)	213	213
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (h)	5,901	6,000
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (h)	3,678	3,742
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (h)	3,436	3,499
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (h)	1,078	1,102
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (h)	618	630
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (h)	5,363	5,510
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (h)	2,685	2,796
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (h)	2,546	2,624
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (h)	1,659	1,715
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (h)	860	885
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (h)	208	214
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (h)	2,356	2,449
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (h)	1,562	1,635
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (h)	1,234	1,290
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (h)	678	708
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (h)	3,467	3,526
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (h)	2,735	2,799
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (h)	2,212	2,246
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (h)	2,189	2,226
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (h)	1,461	1,496
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (h)	1,324	1,348
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (h)	1,071	1,087
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)	5,690	5,867
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (h)	3,067	3,171
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)	2,911	3,030
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)	2,831	2,946
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (h)	1,661	1,712
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (h)	1,611	1,655
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (h)	1,050	1,097
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (h)	532	558
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (h)	340	354
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (h)	200	209
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (h)	99	103
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)	1,457	1,479
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (h)	2,016	1,981
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (h)	116	114
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (h)	5,046	5,041
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)	6,112	6,202
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (h)	5,252	5,339
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (h)	5,602	5,591
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (h)	3,365	3,378
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (h)	849	852
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (h)	277	278

107	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (h)	USD3,023	$3,068
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (h)	1,208	1,231
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (h)	277	281
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (h)	4,043	4,103
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (h)	9,673	9,938
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (h)	1,671	1,717
Freddie Mac Pool #SD8503 4.00% 2/1/2055 (h)	3,031	2,878
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (h)	3,536	3,454
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (h)	165	168
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (h)	28,738	29,525
Freddie Mac Pool #SL0588 3.50% 3/1/2055 (h)	231	214
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (h)	987	1,002
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (h)	2,499	2,567
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (h)	13,606	14,143
Freddie Mac Pool #QY1239 4.00% 4/1/2055 (h)	1,683	1,597
Freddie Mac Pool #QX9668 4.00% 4/1/2055 (h)	470	446
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (h)	1,655	1,654
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (h)	4,818	4,951
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (h)	3,113	3,199
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (h)	84	86
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (h)	4,230	4,398
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (h)	3,077	3,122
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (h)(j)	61,437	63,132
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (h)	4,291	4,410
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (h)	664	682
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (h)	616	633
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (h)	190	195
Freddie Mac Pool #QY5967 4.00% 6/1/2055 (h)	1,558	1,479
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (h)	526	499
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (h)	75	76
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (h)	7,332	7,621
Freddie Mac Pool #RQ0024 4.00% 7/1/2055 (h)	331	314
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (h)	3,943	3,935
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (h)	4,154	4,214
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (h)(j)	90,173	92,616
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (h)	415	427
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (h)	1,072	1,115
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (h)	2,884	2,962
Freddie Mac Pool #RQ0049 5.50% 9/1/2055 (h)	297	301
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (h)	253	260
Freddie Mac Pool #RQ0061 4.00% 11/1/2055 (h)	1,706	1,619
Freddie Mac, Series T041, Class 3A, 4.449% 7/25/2032 (h)(i)	139	129
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (h)	10,192	10,682
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (h)	1,948	1,862
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (h)(i)	833	804
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (h)	3,860	3,666
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (h)(i)	3,708	3,540
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (h)(i)	737	674
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (h)	614	561
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (h)(i)	1,159	1,139
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (h)	1,582	1,425
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (h)	6,428	6,267
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (h)	3,766	3,548
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (h)	1,503	1,481
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (h)	2,920	2,874
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (h)	2,455	2,396
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (h)	1,831	1,742
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048 (h)	269	255
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (h)	241	239
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (h)	144	142

American Funds Insurance Series	108

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (h)	USD6,356	$5,271
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (h)	63,574	52,712
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (h)	1,236	1,226
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051 (h)	344	342
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (h)	132	114
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (h)	18,684	16,136
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (h)	4,536	3,918
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (h)	17,043	15,345
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (h)	733	633
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (h)	12,969	11,676
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (h)	122	112
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052 (h)	771	669
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (h)	600	554
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (h)	9,110	8,671
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (h)	28,825	26,445
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052 (h)	2,027	1,753
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053 (h)	1,747	1,512
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (h)	2,799	2,742
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (h)	23,698	23,224
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (h)	5,029	4,780
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (h)	1,995	1,489
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (h)(k)	1,152	932
Uniform Mortgage-Backed Security 3.00% 1/1/2056 (h)(k)	4,130	3,654
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (h)(k)	1,189	1,099
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (h)(k)	14,723	13,967
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (h)(k)	4,947	4,830
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (h)(k)	29,825	30,627
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (h)(k)	9,035	9,391
Uniform Mortgage-Backed Security 2.00% 2/1/2056 (h)(k)	10,503	8,490
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (h)(k)	113,416	104,506
		2,549,588

Commercial mortgage-backed securities 0.76%
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (h)	1,400	1,376
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (h)	645	660
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (h)	5,368	5,651
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (h)(i)	857	914
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (h)	4,615	4,806
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (h)	1,380	1,446
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (h)(i)	4,062	4,274
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (h)(i)	1,914	2,003
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (h)	2,909	2,672
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (h)(i)	490	487
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (h)	3,006	3,120
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (h)(i)	1,792	1,930
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (h)(i)	1,828	1,896
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (h)	1,000	991
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (h)	2,960	2,679
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (h)(i)	750	754
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (h)	2,112	2,196
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (h)(i)	590	615
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (h)	618	637
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (h)(i)	1,750	1,776
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (h)	1,117	1,171
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (h)(i)	6,990	7,282
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (h)(i)	1,450	1,508
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (h)(i)	3,334	3,493

109	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.45% 12/15/2042 (f)(h)(i)	USD3,083	$3,092
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 4.454% 9/15/2034 (f)(h)(i)	5,525	5,513
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.715% 11/15/2038 (f)(h)(i)	4,099	4,097
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.74% 1/17/2039 (f)(h)(i)	6,334	6,332
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.192% 4/15/2041 (f)(h)(i)	4,009	4,017
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (f)(h)(i)	11,410	11,577
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.442% 8/15/2041 (f)(h)(i)	7,395	7,419
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.641% 7/15/2041 (f)(h)(i)	1,153	1,156
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.091% 7/15/2041 (f)(h)(i)	1,414	1,420
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.392% 8/15/2041 (f)(h)(i)	5,162	5,161
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(h)(i)	3,606	3,718
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (f)(h)	3,677	3,789
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (f)(h)(i)	5,942	6,067
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (f)(h)(i)	2,748	2,757
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (f)(h)	3,795	3,409
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.441% 5/15/2041 (f)(h)(i)	8,302	8,335
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/10/2038 (f)(h)(i)	1,214	1,215
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (h)	2,489	2,292
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (f)(h)(i)	2,059	2,064
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (f)(h)(i)	5,246	5,445
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (f)(h)(i)	10,151	10,533
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (f)(h)	1,522	1,378
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (f)(h)	578	523
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039 (f)(h)(i)	100	84
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.343% 11/15/2039 (f)(h)(i)	1,960	1,966
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (f)(h)	13,772	13,256
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.791% 4/15/2055 (h)(i)	370	349
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.274% 5/25/2055 (f)(h)(i)	577	580
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (f)(h)(i)	627	629
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, 5.25% 9/15/2042 (f)(h)(i)	1,543	1,548
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.142% 5/15/2039 (f)(h)(i)	3,964	3,963
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (f)(h)	2,194	1,964
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 4.595% 11/15/2038 (f)(h)(i)	4,033	4,032
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.75% 1/15/2039 (f)(h)(i)	10,709	10,712
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (f)(h)(i)	9,322	9,250
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (f)(h)(i)	345	349
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (h)(i)	1,620	1,553
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (h)	430	451
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.539% 11/15/2027 (f)(h)(i)	5,000	5,040
		211,372

Collateralized mortgage-backed obligations (privately originated) 0.25%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (f)(h)(l)	5,331	5,374
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(h)(i)	563	510
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (f)(h)(l)	461	465

American Funds Insurance Series	110

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(h)(i)	USD5,105	$5,011
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (f)(h)(l)	1,487	1,483
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (f)(h)(l)	2,457	2,474
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (h)	104	106
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (f)(h)	6,393	6,198
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.024% 9/25/2042 (f)(h)(i)	180	181
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.124% 5/25/2044 (f)(h)(i)	3,385	3,399
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (f)(h)	3,062	2,999
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (f)(h)(i)	6,890	7,081
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034 (h)	180	180
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (f)(h)(l)	1,943	1,950
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (f)(h)(l)	2,073	2,101
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (f)(h)(l)	567	572
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (f)(h)(l)	4,261	4,237
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (f)(h)(l)	1,833	1,843
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (f)(h)	2,436	2,405
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (f)(h)	2,635	2,513
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.50% 10/17/2041 (f)(h)(i)	4,921	4,941
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.201% 2/17/2042 (f)(h)(i)	674	675
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (f)(h)	2,312	2,250
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (f)(h)(l)	1,048	1,056
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (f)(h)(l)	1,616	1,623
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (f)(h)(i)	1,754	1,757
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (f)(h)(l)	1,104	1,114
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (f)(h)(l)	492	494
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (f)(h)(l)	2,504	2,507
		67,499
Total mortgage-backed obligations		2,828,459
U.S. Treasury bonds & notes 8.24%
U.S. Treasury 8.20%
U.S. Treasury 0.50% 2/28/2026	42,515	42,299
U.S. Treasury 4.625% 2/28/2026	1,878	1,881
U.S. Treasury 3.625% 5/15/2026	1,071	1,071
U.S. Treasury 4.625% 6/30/2026	17,210	17,301
U.S. Treasury 4.125% 2/15/2027	1,258	1,266
U.S. Treasury 2.625% 5/31/2027	96,250	95,098
U.S. Treasury 0.50% 6/30/2027	28,098	26,887
U.S. Treasury 3.75% 6/30/2027	18,100	18,170
U.S. Treasury 4.125% 9/30/2027	90,000	90,969
U.S. Treasury 3.375% 11/30/2027	118	118
U.S. Treasury 4.00% 12/15/2027	40,000	40,391
U.S. Treasury 3.375% 12/31/2027	233,676	233,229
U.S. Treasury 4.00% 2/29/2028	46,200	46,687
U.S. Treasury 3.625% 3/31/2028	9	9
U.S. Treasury 3.50% 4/30/2028	5,600	5,599
U.S. Treasury 3.50% 12/15/2028	66,245	66,170
U.S. Treasury 4.00% 1/31/2029	8,844	8,958
U.S. Treasury 2.875% 4/30/2029	50,000	48,902
U.S. Treasury 4.25% 6/30/2029	28,885	29,502
U.S. Treasury 4.00% 3/31/2030	83,865	84,946
U.S. Treasury 0.625% 5/15/2030	9,358	8,214

111	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.875% 6/30/2030	USD21,920	$22,087
U.S. Treasury 4.00% 7/31/2030	8,160	8,265
U.S. Treasury 4.875% 10/31/2030	35,491	37,293
U.S. Treasury 3.50% 11/30/2030	7,890	7,813
U.S. Treasury 3.625% 12/31/2030	426,135	424,188
U.S. Treasury 4.25% 6/30/2031	17,165	17,561
U.S. Treasury 2.875% 5/15/2032	50,000	47,164
U.S. Treasury 4.00% 6/30/2032	17,325	17,435
U.S. Treasury 4.125% 11/15/2032	648	656
U.S. Treasury 3.875% 12/31/2032	97,124	96,737
U.S. Treasury 3.50% 2/15/2033	27,034	26,284
U.S. Treasury 3.875% 8/15/2033 (j)	114,911	114,031
U.S. Treasury 4.375% 5/15/2034	14,285	14,611
U.S. Treasury 4.25% 11/15/2034	2,075	2,098
U.S. Treasury 4.00% 11/15/2035	126,327	124,610
U.S. Treasury 1.375% 11/15/2040	51,338	33,394
U.S. Treasury 1.75% 8/15/2041	24,960	16,877
U.S. Treasury 2.00% 11/15/2041	1,058	740
U.S. Treasury 4.625% 5/15/2044	14,927	14,680
U.S. Treasury 5.00% 5/15/2045	3,325	3,418
U.S. Treasury 4.625% 11/15/2045	100,612	98,443
U.S. Treasury 2.50% 2/15/2046	3,365	2,347
U.S. Treasury 3.00% 5/15/2047	8,383	6,305
U.S. Treasury 3.00% 2/15/2048	301	225
U.S. Treasury 2.25% 2/15/2052	72,025	43,815
U.S. Treasury 4.00% 11/15/2052	5,700	4,953
U.S. Treasury 3.625% 2/15/2053 (j)	121,025	98,188
U.S. Treasury 3.625% 5/15/2053	18,989	15,393
U.S. Treasury 4.25% 2/15/2054	17,191	15,578
U.S. Treasury 4.25% 8/15/2054	37,315	33,817
U.S. Treasury 4.625% 2/15/2055	6,175	5,961
U.S. Treasury 4.75% 8/15/2055	46,670	45,984
		2,268,618

U.S. Treasury inflation-protected securities 0.04%
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (m)	12,655	12,008
Total U.S. Treasury bonds & notes		2,280,626
Corporate bonds and notes 7.15%
Financials 1.38%
AerCap Ireland Capital DAC 2.45% 10/29/2026	4,890	4,825
AG Issuer, LLC 6.25% 3/1/2028 (f)	4,470	4,505
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (f)	1,940	1,936
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (f)	2,295	2,305
Ally Financial, Inc. 8.00% 11/1/2031	2,688	3,054
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (l)	2,407	2,630
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (l)	2,885	2,998
American International Group, Inc. 5.125% 3/27/2033	2,187	2,252
American International Group, Inc. 5.45% 5/7/2035	530	552
AmWINS Group, Inc. 4.875% 6/30/2029 (f)	1,348	1,327
Aon North America, Inc. 5.45% 3/1/2034	600	624
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (f)	2,415	2,520
Aretec Group, Inc. 7.50% 4/1/2029 (f)	1,250	1,261
Arthur J. Gallagher & Co. 5.15% 2/15/2035	3,194	3,229
Arthur J. Gallagher & Co. 5.55% 2/15/2055	567	545
Asurion, LLC 8.00% 12/31/2032 (f)	3,600	3,737
Athene Holding, Ltd. 6.625% 5/19/2055	770	785

American Funds Insurance Series	112

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (l)	USD2,176	$2,066
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (l)	485	463
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (l)	5,533	5,776
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (l)	1,000	895
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (l)	4,064	4,185
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (l)	2,000	2,005
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (f)(l)	2,220	2,337
Berkshire Hathaway, Inc. 3.125% 3/15/2026	448	447
Blackstone Private Credit Fund 5.95% 7/16/2029	8,721	8,902
Blackstone Private Credit Fund 6.00% 11/22/2034	2,020	2,041
Block, Inc. 5.625% 8/15/2030 (f)	2,110	2,154
Block, Inc. 3.50% 6/1/2031	2,325	2,187
Blue Owl Credit Income Corp. 4.70% 2/8/2027	1,230	1,226
Blue Owl Credit Income Corp. 6.65% 3/15/2031	800	825
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (f)(l)	2,535	2,400
Boost Newco Borrower, LLC 7.50% 1/15/2031 (f)	1,150	1,223
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (f)(l)	8,155	8,527
Brown & Brown, Inc. 4.60% 12/23/2026	1,250	1,257
Brown & Brown, Inc. 5.25% 6/23/2032	358	367
Brown & Brown, Inc. 5.55% 6/23/2035	7,665	7,864
Brown & Brown, Inc. 6.25% 6/23/2055	5,952	6,197
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (f)(l)	938	975
Chubb INA Holdings, LLC 3.35% 5/3/2026	880	878
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,623	4,731
Chubb INA Holdings, LLC 4.90% 8/15/2035	600	603
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	350
Cipher Compute, LLC 7.125% 11/15/2030 (f)	1,845	1,881
Citibank, NA 4.914% 5/29/2030	4,825	4,965
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (l)	6,497	6,591
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (l)	2,242	2,301
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (l)	4,257	4,294
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (l)	53	49
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (l)	2,506	2,246
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (l)	1,299	1,361
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (l)	1,551	1,587
CME Group, Inc. 3.75% 6/15/2028	3,069	3,074
Coinbase Global, Inc. 3.375% 10/1/2028 (f)	6,514	6,211
Coinbase Global, Inc. 3.625% 10/1/2031 (f)	5,766	5,145
Corebridge Financial, Inc. 3.65% 4/5/2027	914	909
Corebridge Financial, Inc. 3.85% 4/5/2029	556	547
Corebridge Financial, Inc. 3.90% 4/5/2032	315	299
Corebridge Financial, Inc. 4.35% 4/5/2042	182	156
Corebridge Financial, Inc. 4.40% 4/5/2052	438	356
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (l)	6,650	6,542
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (l)	1,109	1,127
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (l)	2,016	2,111
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (l)	750	801
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (l)	300	286
Freedom Mortgage Holdings, LLC 6.875% 5/1/2031 (f)	3,600	3,604
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (l)	1,970	1,937
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (l)	3,584	3,529
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (l)	1,375	1,437
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (l)	2,184	2,214
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (l)	5,033	5,022
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (l)	1,443	1,433
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (l)	1,792	1,389
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (l)	937	858
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (l)	873	794

113	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (l)	USD15,084	$15,569
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (l)	809	855
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (l)	480	481
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (l)	537	589
HUB International, Ltd. 7.375% 1/31/2032 (f)	690	725
Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,020	2,117
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (f)(l)	4,122	4,869
ION Platform Finance US, Inc. 9.50% 5/30/2029 (f)	560	568
ION Platform Finance US, Inc. 7.875% 9/30/2032 (f)	1,485	1,411
Jane Street Group, LLC 6.75% 5/1/2033 (f)	4,700	4,909
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (f)	330	347
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (l)	2,666	2,659
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (l)	1,066	1,077
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (l)	1,550	1,557
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (l)	3,351	3,395
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (l)	3,630	3,666
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (l)	4,250	4,478
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (l)	927	967
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (l)	4,261	4,322
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (l)	2,360	2,105
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (l)	1,081	1,116
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (l)	2,931	3,076
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (l)	1,222	1,207
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	1,705	1,723
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	7,000	7,184
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,250	2,280
Marsh & McLennan Cos., Inc. 4.90% 3/15/2049	719	652
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	920	586
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,000	1,927
Mastercard, Inc. 4.35% 1/15/2032	551	554
Mastercard, Inc. 4.85% 3/9/2033	258	265
Metropolitan Life Global Funding I 5.15% 3/28/2033 (f)	1,600	1,647
Morgan Stanley 3.125% 7/27/2026	325	324
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (l)	2,013	2,053
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (l)	3,995	4,086
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (l)	1,547	1,597
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (l)	3,121	3,201
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (l)	875	903
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030) (l)	575	540
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (l)	410	423
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (l)	3,906	3,894
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (l)	6,468	6,413
Navient Corp. 6.75% 6/15/2026	150	152
Navient Corp. 5.50% 3/15/2029	11,105	11,032
Navient Corp. 11.50% 3/15/2031	4,860	5,447
Navient Corp. 7.875% 6/15/2032	1,095	1,147
New York Life Global Funding 2.35% 7/14/2026 (f)	529	525
New York Life Global Funding 4.55% 1/28/2033 (f)	1,132	1,129
Northwestern Mutual Global Funding 1.75% 1/11/2027 (f)	2,240	2,194
PayPal Holdings, Inc. 2.65% 10/1/2026	593	588
PayPal Holdings, Inc. 2.30% 6/1/2030	552	511
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (f)	1,375	1,436
Planet Financial Group, LLC 10.50% 12/15/2029 (f)	221	233
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (l)	1,720	1,723
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (l)	442	455
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (l)	596	622
Power Finance Corp., Ltd. 5.25% 8/10/2028	383	392
Power Finance Corp., Ltd. 6.15% 12/6/2028	350	368

American Funds Insurance Series	114

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Power Finance Corp., Ltd. 4.50% 6/18/2029	USD554	$554
Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,183
Prudential Financial, Inc. 4.35% 2/25/2050	1,976	1,644
Prudential Financial, Inc. 3.70% 3/13/2051	677	507
Rocket Companies, Inc. 7.125% 2/1/2032 (f)	1,230	1,295
Rocket Mortgage, LLC 2.875% 10/15/2026 (f)	2,110	2,081
Rocket Mortgage, LLC 3.625% 3/1/2029 (f)	1,505	1,455
SLM Corp. 6.50% 1/31/2030	1,460	1,513
Starwood Property Trust, Inc. 4.375% 1/15/2027 (f)	3,580	3,560
Starwood Property Trust, Inc. 5.25% 10/15/2028 (f)	4,650	4,701
Starwood Property Trust, Inc. 7.25% 4/1/2029 (f)	970	1,026
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (f)(l)	1,000	1,008
Travelers Cos., Inc. 4.00% 5/30/2047	771	629
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (l)	2,000	2,004
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (l)	1,677	1,809
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (l)	506	520
U.S. Bancorp 2.375% 7/22/2026	3,584	3,558
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (l)	3,808	3,959
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (f)(l)	800	796
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (f)(l)	3,575	3,699
UniCredit SpA 4.625% 4/12/2027 (f)	625	629
Voyager Parent, LLC 9.25% 7/1/2032 (f)	5,950	6,317
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (l)	6,295	6,426
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (l)	358	350
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (l)	6,474	6,842
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (l)	3,360	3,721
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (l)	2,980	2,701
Westpac Banking Corp. 2.963% 11/16/2040	1,344	1,025
WEX, Inc. 6.50% 3/15/2033 (f)	1,025	1,053
		381,858

Communication services 1.00%
Alphabet, Inc. 4.375% 11/15/2032	177	178
Alphabet, Inc. 4.70% 11/15/2035	4,643	4,646
Alphabet, Inc. 5.25% 5/15/2055	4,660	4,467
Alphabet, Inc. 5.45% 11/15/2055	7,155	7,024
Alphabet, Inc. 5.30% 5/15/2065	1,654	1,557
Altice France 6.50% 4/15/2032 (f)	3,440	3,300
AT&T, Inc. 3.50% 9/15/2053	5,140	3,442
CCO Holdings, LLC 5.125% 5/1/2027 (f)	3,200	3,197
CCO Holdings, LLC 4.75% 3/1/2030 (f)	1,350	1,290
CCO Holdings, LLC 4.75% 2/1/2032 (f)	3,115	2,849
CCO Holdings, LLC 4.50% 5/1/2032	7,189	6,457
CCO Holdings, LLC 4.50% 6/1/2033 (f)	2,085	1,828
CCO Holdings, LLC 4.25% 1/15/2034 (f)	3,260	2,775
Charter Communications Operating, LLC 4.40% 4/1/2033	1,000	942
Charter Communications Operating, LLC 4.80% 3/1/2050	4,823	3,627
Charter Communications Operating, LLC 3.70% 4/1/2051	5,493	3,471
Charter Communications Operating, LLC 3.90% 6/1/2052	11,863	7,667
Charter Communications Operating, LLC 5.25% 4/1/2053	4,965	3,933
Charter Communications Operating, LLC 6.70% 12/1/2055	1,048	1,006
Comcast Corp. 2.35% 1/15/2027	57	56
Connect Finco SARL 9.00% 9/15/2029 (f)	8,125	8,629
CSC Holdings, LLC 5.50% 4/15/2027 (f)	1,400	1,201
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)	2,352	2,367

115	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
DIRECTV Financing, LLC 8.875% 2/1/2030 (f)	USD2,825	$2,862
Discovery Communications, LLC 4.125% 5/15/2029	1,100	1,064
DISH Network Corp. 11.75% 11/15/2027 (f)	10,154	10,574
EchoStar Corp. 10.75% 11/30/2029	6,925	7,663
EchoStar Corp. 6.75% Cash 11/30/2030 (g)	3,759	3,855
Embarq, LLC 7.995% 6/1/2036	8,084	3,355
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (f)	6,550	6,604
Frontier Communications Holdings, LLC 5.875% 11/1/2029	5,591	5,663
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (f)	3,196	3,253
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (f)	1,100	1,150
Gray Media, Inc. 10.50% 7/15/2029 (f)	6,574	7,081
Gray Media, Inc. 4.75% 10/15/2030 (f)	1,656	1,286
Gray Media, Inc. 5.375% 11/15/2031 (f)	4,790	3,596
Gray Media, Inc. 9.625% 7/15/2032 (f)	495	514
Ligado Networks, LLC 17.50% PIK 11/1/2023 (f)(g)(n)	7,520	1,918
Lindblad Expeditions, LLC 7.00% 9/15/2030 (f)	815	851
Meta Platforms, Inc. 4.60% 11/15/2032	10,688	10,777
Meta Platforms, Inc. 4.875% 11/15/2035	11,777	11,766
Meta Platforms, Inc. 5.50% 11/15/2045	3,092	3,004
Meta Platforms, Inc. 5.40% 8/15/2054	7,084	6,596
Meta Platforms, Inc. 5.625% 11/15/2055	4,890	4,697
Meta Platforms, Inc. 5.75% 11/15/2065	3,180	3,036
Nexstar Media, Inc. 5.625% 7/15/2027 (f)	1,875	1,886
Nexstar Media, Inc. 4.75% 11/1/2028 (f)	2,950	2,930
SBA Tower Trust 1.631% 11/15/2026 (f)	7,802	7,635
Sinclair Television Group, Inc. 8.125% 2/15/2033 (f)	1,375	1,437
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)	6,650	6,509
Sirius XM Radio, LLC 4.125% 7/1/2030 (f)	7,282	6,931
Sirius XM Radio, LLC 3.875% 9/1/2031 (f)	7,547	6,955
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,185	2,120
T-Mobile USA, Inc. 1.50% 2/15/2026	52	52
T-Mobile USA, Inc. 2.05% 2/15/2028	34	33
T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,955
T-Mobile USA, Inc. 4.80% 7/15/2028	416	424
T-Mobile USA, Inc. 5.30% 5/15/2035	3,347	3,433
T-Mobile USA, Inc. 4.95% 11/15/2035	833	828
Univision Communications, Inc. 8.00% 8/15/2028 (f)	300	311
Univision Communications, Inc. 4.50% 5/1/2029 (f)	6,234	5,993
Univision Communications, Inc. 7.375% 6/30/2030 (f)	1,216	1,240
Univision Communications, Inc. 9.375% 8/1/2032 (f)	1,375	1,479
Verizon Communications, Inc. 2.55% 3/21/2031	410	375
Verizon Communications, Inc. 2.355% 3/15/2032	4,078	3,595
Verizon Communications, Inc. 4.75% 1/15/2033	3,196	3,194
Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,997
Verizon Communications, Inc. 5.25% 4/2/2035	5,810	5,907
Verizon Communications, Inc. 5.00% 1/15/2036	6,873	6,817
Verizon Communications, Inc. 5.401% 7/2/2037 (f)	181	183
Verizon Communications, Inc. 2.85% 9/3/2041	238	172
Verizon Communications, Inc. 5.75% 11/30/2045	1,493	1,483
Verizon Communications, Inc. 5.875% 11/30/2055	2,781	2,750
Verizon Communications, Inc. 2.987% 10/30/2056	1,537	916
Verizon Communications, Inc. 6.00% 11/30/2065	1,681	1,661
Versant Media Group, Inc. 7.25% 1/30/2031 (f)	1,445	1,492
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	2,163	2,152
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	825	803
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	6,050	5,318
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	9,640	6,808
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,425	942
		275,790

American Funds Insurance Series	116

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Consumer discretionary 0.91%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	USD501	$455
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	757
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	184
Amazon.com, Inc. 4.10% 11/20/2030	1,700	1,702
Amazon.com, Inc. 4.65% 11/20/2035	7,700	7,672
Amazon.com, Inc. 5.45% 11/20/2055	6,392	6,243
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (f)	2,115	2,081
Beach Acquisition Bidco, LLC 10.75% PIK or 10.00% Cash 7/15/2033 (f)(g)	7,125	7,871
Carnival Corp. 4.00% 8/1/2028 (f)	2,375	2,341
Carnival Corp. 5.125% 5/1/2029 (f)	1,500	1,517
Carnival Corp. 6.125% 2/15/2033 (f)	1,270	1,312
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (f)	6,570	6,672
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (f)	604	616
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (f)	1,350	1,285
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (f)	3,281	3,370
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (f)	8,140	8,387
Flutter Treasury DAC 5.875% 6/4/2031 (f)	5,937	6,023
Flutter Treasury DAC 6.125% 6/4/2031	GBP1,700	2,312
Ford Motor Credit Co., LLC 6.798% 11/7/2028	USD2,111	2,215
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,385	3,460
Ford Motor Credit Co., LLC 5.875% 11/7/2029	6,830	7,014
Ford Motor Credit Co., LLC 5.73% 9/5/2030	6,818	6,926
Ford Motor Credit Co., LLC 6.532% 3/19/2032	4,600	4,813
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,531
Ford Motor Credit Co., LLC 6.125% 3/8/2034	10,930	11,111
Ford Motor Credit Co., LLC 6.50% 2/7/2035	4,800	4,975
Ford Motor Credit Co., LLC 5.869% 10/31/2035	16,021	15,829
General Motors Financial Co., Inc. 5.35% 1/7/2030	10,705	11,058
General Motors Financial Co., Inc. 5.90% 1/7/2035	5,417	5,651
Great Canadian Gaming Corp. 8.75% 11/15/2029 (f)	3,525	3,563
Group 1 Automotive, Inc. 6.375% 1/15/2030 (f)	1,385	1,428
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (f)	1,885	1,806
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (f)	3,580	3,480
Home Depot, Inc. 1.50% 9/15/2028	3,000	2,832
Home Depot, Inc. 3.90% 12/6/2028	825	828
Home Depot, Inc. 2.95% 6/15/2029	1,174	1,136
Home Depot, Inc. 1.875% 9/15/2031	3,000	2,646
Home Depot, Inc. 4.50% 12/6/2048	428	370
Home Depot, Inc. 5.30% 6/25/2054	3,000	2,872
Hyatt Hotels Corp. 5.05% 3/30/2028	3,726	3,796
Hyatt Hotels Corp. 5.75% 3/30/2032	3,520	3,690
Hyundai Capital America 1.50% 6/15/2026 (f)	762	753
Hyundai Capital America 5.45% 6/24/2026 (f)	3,905	3,929
Hyundai Capital America 4.875% 6/23/2027 (f)	1,334	1,349
Hyundai Capital America 5.275% 6/24/2027 (f)	6,273	6,381
Hyundai Capital America 2.375% 10/15/2027 (f)	2,311	2,244
Hyundai Capital America 4.90% 6/23/2028 (f)	4,992	5,071
Hyundai Capital America 2.10% 9/15/2028 (f)	2,756	2,608
Hyundai Capital America 5.30% 1/8/2030 (f)	10,081	10,392
Hyundai Capital America 5.10% 6/24/2030 (f)	4,980	5,098
Hyundai Capital America 5.40% 1/8/2031 (f)	991	1,024
International Game Technology PLC 5.25% 1/15/2029 (f)	2,445	2,448
KB Home 7.25% 7/15/2030	1,295	1,339
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (f)	440	434
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (f)	1,025	1,085
Lithia Motors, Inc. 3.875% 6/1/2029 (f)	2,900	2,806
Lithia Motors, Inc. 4.375% 1/15/2031 (f)	1,025	986
Marriott International, Inc. 4.90% 4/15/2029	1,207	1,236
Marriott International, Inc. 2.75% 10/15/2033	2,500	2,188
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (f)	528	505

117	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
McDonald’s Corp. 4.60% 9/9/2032	USD642	$654
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (f)	1,710	1,711
Newell Brands, Inc. 8.50% 6/1/2028 (f)	715	751
Newell Brands, Inc. 6.625% 9/15/2029	1,850	1,846
Newell Brands, Inc. 6.375% 5/15/2030	535	523
Newell Brands, Inc. 6.625% 5/15/2032	385	374
Newell Brands, Inc. 7.375% 4/1/2036	1,025	964
Newell Brands, Inc. 7.50% 4/1/2046	475	397
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (f)	320	313
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (f)	1,940	2,037
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (f)	1,600	1,701
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)	1,220	1,297
Party City Holdings, Inc. 0% 8/27/2030 (c)	1,355	27
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (f)	910	917
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (f)	1,030	1,059
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	6,767	6,798
Sally Holdings, LLC 6.75% 3/1/2032	920	962
Sands China, Ltd. 2.30% 3/8/2027	1,859	1,817
Scientific Games Holdings, LP 6.625% 3/1/2030 (f)	530	471
Starbucks Corp. 5.00% 2/15/2034	1,457	1,489
Starbucks Corp. 5.40% 5/15/2035	2,997	3,118
Toyota Motor Credit Corp. 0.80% 1/9/2026	384	384
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,240	2,199
Travel + Leisure Co. 4.50% 12/1/2029 (f)	2,100	2,057
Universal Entertainment Corp. 9.875% 8/1/2029 (f)	1,475	1,449
		251,021

Health care 0.80%
1261229 B.C., Ltd. 10.00% 4/15/2032 (f)	5,606	5,834
AbbVie, Inc. 5.20% 3/15/2035	3,056	3,166
AbbVie, Inc. 5.40% 3/15/2054	4,085	3,975
AbbVie, Inc. 5.60% 3/15/2055	2,261	2,268
AdaptHealth, LLC 6.125% 8/1/2028 (f)	545	551
AdaptHealth, LLC 4.625% 8/1/2029 (f)	1,990	1,937
AdaptHealth, LLC 5.125% 3/1/2030 (f)	945	926
Amgen, Inc. 5.25% 3/2/2030	129	134
Amgen, Inc. 5.25% 3/2/2033	4,050	4,194
Amgen, Inc. 5.60% 3/2/2043	1,500	1,510
Amgen, Inc. 5.65% 3/2/2053	2,464	2,414
Amgen, Inc. 4.40% 2/22/2062	1,521	1,190
Amgen, Inc. 5.75% 3/2/2063	231	226
AstraZeneca Finance, LLC 1.75% 5/28/2028	1,677	1,603
AstraZeneca Finance, LLC 4.90% 2/26/2031	1,658	1,717
AstraZeneca Finance, LLC 2.25% 5/28/2031	665	606
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,181	3,293
Bausch Health Americas, Inc. 8.50% 1/31/2027 (f)	4,000	3,964
Bausch Health Cos., Inc. 4.875% 6/1/2028 (f)	1,236	1,107
Bausch Health Cos., Inc. 11.00% 9/30/2028 (f)	620	643
Bausch Health Cos., Inc. 5.25% 2/15/2031 (f)	1,000	656
Baxter International, Inc. 1.915% 2/1/2027	2,061	2,012
Baxter International, Inc. 2.272% 12/1/2028	3,180	3,003
Baxter International, Inc. 4.45% 2/15/2029	259	260
Baxter International, Inc. 4.90% 12/15/2030	941	949
Baxter International, Inc. 5.65% 12/15/2035	682	690
Bayer US Finance, LLC 6.125% 11/21/2026 (f)	5,419	5,498
Bayer US Finance, LLC 6.25% 1/21/2029 (f)	3,092	3,254
Bristol-Myers Squibb Co. 5.10% 2/22/2031	187	195
Bristol-Myers Squibb Co. 5.20% 2/22/2034	825	858

American Funds Insurance Series	118

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (f)	USD1,750	$1,756
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (f)	257	281
Cigna Group (The) 5.25% 1/15/2036	7,390	7,528
Cigna Group (The) 6.00% 1/15/2056	4,957	5,101
CVS Health Corp. 5.00% 1/30/2029	3,831	3,913
CVS Health Corp. 5.40% 6/1/2029	4,144	4,294
CVS Health Corp. 5.55% 6/1/2031	3,039	3,182
CVS Health Corp. 5.70% 6/1/2034	4,053	4,249
CVS Health Corp. 6.20% 9/15/2055	4,630	4,704
DaVita, Inc. 3.75% 2/15/2031 (f)	2,865	2,653
DaVita, Inc. 6.875% 9/1/2032 (f)	810	844
DaVita, Inc. 6.75% 7/15/2033 (f)	1,600	1,660
Elevance Health, Inc. 5.20% 2/15/2035	610	624
Elevance Health, Inc. 5.125% 2/15/2053	308	279
Elevance Health, Inc. 5.70% 9/15/2055	7,000	6,863
Eli Lilly and Co. 5.10% 2/12/2035	8,075	8,351
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (f)	2,200	2,328
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	1,522	1,556
Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,777
Gilead Sciences, Inc. 5.10% 6/15/2035	500	513
Humana, Inc. 5.375% 4/15/2031	2,862	2,960
Humana, Inc. 5.55% 5/1/2035	6,289	6,424
Humana, Inc. 5.75% 4/15/2054	1,359	1,284
Insulet Corp. 6.50% 4/1/2033 (f)	2,885	3,018
Medline Borrower, LP 6.25% 4/1/2029 (f)	2,050	2,122
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	1,983	1,998
Molina Healthcare, Inc. 4.375% 6/15/2028 (f)	545	536
Novant Health, Inc. 3.168% 11/1/2051	3,360	2,246
Novartis Capital Corp. 2.00% 2/14/2027	570	560
Owens & Minor, Inc. 4.50% 3/31/2029 (f)	6,269	4,260
Owens & Minor, Inc. 6.625% 4/1/2030 (f)	2,300	1,470
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,000	947
Radiology Partners, Inc. 8.50% 7/15/2032 (f)	4,445	4,649
Roche Holdings, Inc. 4.203% 9/9/2029 (f)	3,450	3,476
Roche Holdings, Inc. 4.592% 9/9/2034 (f)	2,244	2,240
Summa Health 3.511% 11/15/2051	1,483	1,200
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	8,987	9,158
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	656	664
Tenet Healthcare Corp. 4.625% 6/15/2028	645	649
Tenet Healthcare Corp. 4.25% 6/1/2029	1,975	1,947
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	5,360	5,310
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	12,140
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,000	2,305
UnitedHealth Group, Inc. 4.95% 1/15/2032	5,863	6,012
UnitedHealth Group, Inc. 5.15% 7/15/2034	3,650	3,740
UnitedHealth Group, Inc. 5.30% 6/15/2035	5,621	5,822
UnitedHealth Group, Inc. 5.625% 7/15/2054	5,400	5,303
UnitedHealth Group, Inc. 5.95% 6/15/2055	4,549	4,674
Viatris, Inc. 4.00% 6/22/2050	2,937	1,957
		221,160

Information technology 0.67%
Accenture Capital, Inc. 4.25% 10/4/2031	4,734	4,740
Accenture Capital, Inc. 4.50% 10/4/2034	4,453	4,393
Amphenol Corp. 3.90% 11/15/2028	1,500	1,499
Amphenol Corp. 4.40% 2/15/2033	743	735
Amphenol Corp. 4.625% 2/15/2036	12,046	11,806
Amphenol Corp. 5.30% 11/15/2055	5,758	5,505

119	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
ams-OSRAM AG 12.25% 3/30/2029 (f)	USD1,340	$1,430
Analog Devices, Inc. 5.05% 4/1/2034	1,148	1,187
Analog Devices, Inc. 5.30% 4/1/2054	1,579	1,521
Broadcom, Inc. 5.20% 7/15/2035	190	195
Broadcom, Inc. 3.137% 11/15/2035 (f)	600	517
Broadcom, Inc. 4.90% 2/15/2038	6,167	6,049
Cisco Systems, Inc. 5.10% 2/24/2035	8,669	8,911
Cloud Software Group, Inc. 6.50% 3/31/2029 (f)	4,125	4,182
Cloud Software Group, Inc. 9.00% 9/30/2029 (f)	3,750	3,908
Cloud Software Group, Inc. 8.25% 6/30/2032 (f)	2,975	3,111
CommScope Technologies, LLC 5.00% 3/15/2027 (f)	5,703	5,694
CommScope, LLC 8.25% 3/1/2027 (f)	1,527	1,540
CommScope, LLC 7.125% 7/1/2028 (f)	1,973	1,985
CommScope, LLC 9.50% 12/15/2031 (f)	325	329
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (f)	7,575	8,080
Fair Isaac Corp. 4.00% 6/15/2028 (f)	1,050	1,039
Fair Isaac Corp. 6.00% 5/15/2033 (f)	3,925	4,044
Gen Digital, Inc. 6.25% 4/1/2033 (f)	1,375	1,424
Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	12,405
Hughes Satellite Systems Corp. 6.625% 8/1/2026	9,228	8,437
Intel Corp. 3.05% 8/12/2051	3,212	1,977
Intel Corp. 5.60% 2/21/2054	6,636	6,131
Microchip Technology, Inc. 5.05% 3/15/2029	2,688	2,744
NCR Atleos Corp. 9.50% 4/1/2029 (f)	4,144	4,500
Oracle Corp. 5.25% 2/3/2032	493	493
Oracle Corp. 5.50% 8/3/2035	647	634
Oracle Corp. 5.20% 9/26/2035	7,845	7,519
Oracle Corp. 5.875% 9/26/2045	280	253
Oracle Corp. 6.00% 8/3/2055	4,451	3,929
Oracle Corp. 5.95% 9/26/2055	4,112	3,646
Oracle Corp. 6.10% 9/26/2065	3,733	3,295
Pagaya US Holding Co., LLC 8.875% 8/1/2030 (f)	3,700	3,231
Roper Technologies, Inc. 5.10% 9/15/2035	357	360
Shift4 Payments, LLC 6.75% 8/15/2032 (f)	2,400	2,479
Synopsys, Inc. 5.15% 4/1/2035	4,181	4,251
Synopsys, Inc. 5.70% 4/1/2055	2,521	2,503
Texas Instruments, Inc. 4.60% 2/8/2029	2,222	2,271
Texas Instruments, Inc. 4.85% 2/8/2034	1,203	1,234
Texas Instruments, Inc. 5.10% 5/23/2035	4,500	4,642
Texas Instruments, Inc. 5.15% 2/8/2054	4,750	4,495
UKG, Inc. 6.875% 2/1/2031 (f)	950	977
Unisys Corp. 10.625% 1/15/2031 (f)	1,228	1,259
Viasat, Inc. 5.625% 4/15/2027 (f)	6,733	6,748
Viasat, Inc. 6.50% 7/15/2028 (f)	1,900	1,849
Viasat, Inc. 7.50% 5/30/2031 (f)	3,626	3,452
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (e)(g)	945	1,030
WULF Compute, LLC 7.75% 10/15/2030 (f)	2,770	2,856
X.AI Corp. 12.50% 6/30/2030	2,485	2,651
		186,075

Energy 0.54%
Antero Midstream Partners, LP 5.375% 6/15/2029 (f)	2,390	2,392
Antero Midstream Partners, LP 6.625% 2/1/2032 (f)	175	181
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (f)	1,270	1,278
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (f)	510	529
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (f)	430	445
Borr IHC, Ltd. 10.00% 11/15/2028 (f)	2,960	2,979
Borr IHC, Ltd. 10.375% 11/15/2030 (f)	203	203

American Funds Insurance Series	120

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	USD1,397	$1,235
Chord Energy Corp. 6.75% 3/15/2033 (f)	1,325	1,371
Civitas Resources, Inc. 5.00% 10/15/2026 (f)	480	480
Civitas Resources, Inc. 8.375% 7/1/2028 (f)	2,780	2,868
Civitas Resources, Inc. 8.625% 11/1/2030 (f)	525	551
Civitas Resources, Inc. 8.75% 7/1/2031 (f)	735	763
CNX Midstream Partners, LP 4.75% 4/15/2030 (f)	1,055	1,028
CNX Resources Corp. 6.00% 1/15/2029 (f)	2,675	2,696
CNX Resources Corp. 7.375% 1/15/2031 (f)	553	575
CNX Resources Corp. 7.25% 3/1/2032 (f)	1,180	1,233
Constellation Oil Services Holding SA 9.375% 11/7/2029 (f)	2,320	2,415
Crescent Energy Finance, LLC 7.625% 4/1/2032 (f)	1,510	1,465
Crescent Energy Finance, LLC 7.375% 1/15/2033 (f)	1,210	1,149
Devon Energy Corp. 5.20% 9/15/2034	1,933	1,925
Devon Energy Corp. 5.75% 9/15/2054	7,476	6,874
Diamondback Energy, Inc. 5.75% 4/18/2054	2,481	2,347
Enbridge, Inc. 3.70% 7/15/2027	56	56
Enterprise Products Operating, LLC 5.05% 1/10/2026	3,153	3,153
Enterprise Products Operating, LLC 5.20% 1/15/2036	987	1,005
Enterprise Products Operating, LLC 4.90% 5/15/2046	448	406
EOG Resources, Inc. 4.40% 7/15/2028	410	415
EOG Resources, Inc. 5.65% 12/1/2054	3,079	3,014
EQT Corp. 7.50% 6/1/2030	642	707
EQT Corp. 4.75% 1/15/2031	1,635	1,646
Equinor ASA 4.25% 11/23/2041	1,792	1,593
Expand Energy Corp. 4.875% 4/15/2022 (n)	7,225	1
Expand Energy Corp. 5.875% 2/1/2029 (f)	790	790
Expand Energy Corp. 5.375% 3/15/2030	1,645	1,668
Expand Energy Corp. 4.75% 2/1/2032	810	799
Exxon Mobil Corp. 2.44% 8/16/2029	213	204
Exxon Mobil Corp. 3.452% 4/15/2051	555	399
Genesis Energy, LP 7.75% 2/1/2028	350	352
Genesis Energy, LP 8.25% 1/15/2029	670	702
Genesis Energy, LP 8.875% 4/15/2030	884	934
Genesis Energy, LP 7.875% 5/15/2032	1,120	1,168
Harvest Midstream I, LP 7.50% 9/1/2028 (f)	420	427
Harvest Midstream I, LP 7.50% 5/15/2032 (f)	190	198
Hess Midstream Operations, LP 5.875% 3/1/2028 (f)	750	767
Hess Midstream Operations, LP 5.125% 6/15/2028 (f)	1,655	1,663
Hess Midstream Operations, LP 4.25% 2/15/2030 (f)	960	942
Hess Midstream Operations, LP 5.50% 10/15/2030 (f)	400	407
Hilcorp Energy I, LP 6.00% 4/15/2030 (f)	465	454
Hilcorp Energy I, LP 6.00% 2/1/2031 (f)	540	515
Hilcorp Energy I, LP 8.375% 11/1/2033 (f)	475	487
Matador Resources Co. 6.50% 4/15/2032 (f)	1,325	1,345
MPLX, LP 4.125% 3/1/2027	448	448
MPLX, LP 5.40% 9/15/2035	1,329	1,339
Nabors Industries, Inc. 9.125% 1/31/2030 (f)	1,745	1,831
New Fortress Energy, Inc. 6.50% 9/30/2026 (f)	1,375	106
NFE Financing, LLC 12.00% 11/15/2029 (f)(n)	20,423	5,923
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (f)	300	303
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (f)	725	706
Occidental Petroleum Corp. 6.60% 3/15/2046	2,268	2,353
Occidental Petroleum Corp. 6.05% 10/1/2054	6,482	6,203
Permian Resources Operating, LLC 9.875% 7/15/2031 (f)	586	632
Permian Resources Operating, LLC 7.00% 1/15/2032 (f)	1,020	1,067
Permian Resources Operating, LLC 6.25% 2/1/2033 (f)	800	821
Petrobras Global Finance BV 5.125% 9/10/2030	5,550	5,446
Petroleos Mexicanos 6.84% 1/23/2030	1,925	1,956
Petroleos Mexicanos 5.95% 1/28/2031	1,925	1,864

121	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Petroleos Mexicanos 6.50% 6/2/2041	USD41	$36
Petroleos Mexicanos 6.375% 1/23/2045	16	13
Petroleos Mexicanos 6.75% 9/21/2047	139	114
Petroleos Mexicanos 6.35% 2/12/2048	23	18
Petroleos Mexicanos 7.69% 1/23/2050	2,548	2,285
Petroleos Mexicanos 6.95% 1/28/2060	163	133
Plains All American Pipeline, LP 3.80% 9/15/2030	101	98
Saudi Arabian Oil Co. 5.75% 7/17/2054 (f)	3,799	3,711
Seadrill Finance, Ltd. 8.375% 8/1/2030 (f)	625	650
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	1,668	1,693
Sunoco, LP 5.875% 7/15/2027 (f)	1,550	1,559
Sunoco, LP 7.00% 9/15/2028 (f)	1,475	1,527
Sunoco, LP 4.50% 5/15/2029	925	909
Sunoco, LP 4.50% 4/30/2030	1,105	1,080
Sunoco, LP 4.625% 5/1/2030 (f)	510	496
Sunoco, LP 5.625% 3/15/2031 (f)	550	554
Sunoco, LP 6.25% 7/1/2033 (f)	530	543
Sunoco, LP 5.875% 3/15/2034 (f)	580	580
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (f)(l)	1,470	1,511
Talos Production, Inc. 9.00% 2/1/2029 (f)	500	521
Talos Production, Inc. 9.375% 2/1/2031 (f)	85	89
TGS ASA 8.50% 1/15/2030 (f)	1,235	1,294
Tidewater, Inc. 9.125% 7/15/2030 (f)	445	478
TotalEnergies Capital SA 5.275% 9/10/2054	3,750	3,527
TransCanada Pipelines, Ltd. 4.25% 5/15/2028	977	979
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	536	530
Transocean International, Ltd. 7.875% 10/15/2032 (f)	1,125	1,180
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (f)	358	366
Transocean, Inc. 8.50% 5/15/2031 (f)	2,000	1,982
Valero Energy Corp. 4.00% 4/1/2029	3,584	3,558
Venture Global LNG, Inc. 8.125% 6/1/2028 (f)	3,625	3,674
Venture Global LNG, Inc. 8.375% 6/1/2031 (f)	3,680	3,662
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (f)(l)	2,000	1,581
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (f)	925	942
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (f)	5,730	5,872
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (f)	2,035	2,085
Weatherford International, Ltd. 8.625% 4/30/2030 (f)	3,298	3,383
Weatherford International, Ltd. 6.75% 10/15/2033 (f)	3,030	3,105
		150,515

Industrials 0.49%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026 (f)	167	168
Albion Financing 1 SARL 7.00% 5/21/2030 (f)	3,525	3,693
Axon Enterprise, Inc. 6.125% 3/15/2030 (f)	5,175	5,355
Axon Enterprise, Inc. 6.25% 3/15/2033 (f)	5,835	6,095
BAE Systems PLC 5.125% 3/26/2029 (f)	3,403	3,502
BAE Systems PLC 5.25% 3/26/2031 (f)	2,663	2,769
BAE Systems PLC 5.30% 3/26/2034 (f)	2,772	2,872
BAE Systems PLC 5.50% 3/26/2054 (f)	599	603
Boeing Co. (The) 3.10% 5/1/2026	251	250
Boeing Co. (The) 3.25% 2/1/2028	2,000	1,968
Boeing Co. (The) 5.15% 5/1/2030	945	971
Boeing Co. (The) 3.625% 2/1/2031	178	171
Boeing Co. (The) 6.388% 5/1/2031	227	246
Boeing Co. (The) 3.60% 5/1/2034	2,500	2,276
Boeing Co. (The) 6.528% 5/1/2034	6,029	6,672

American Funds Insurance Series	122

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 5.805% 5/1/2050	USD3,605	$3,551
Boeing Co. (The) 6.858% 5/1/2054	2,113	2,375
Boeing Co. (The) 7.008% 5/1/2064	1,301	1,484
Brink’s Co. (The) 4.625% 10/15/2027 (f)	2,385	2,386
Brink’s Co. (The) 6.50% 6/15/2029 (f)	485	502
Brink’s Co. (The) 6.75% 6/15/2032 (f)	850	890
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,358
Canadian Pacific Railway Co. 5.20% 3/30/2035	2,705	2,786
Canadian Pacific Railway Co. 3.00% 12/2/2041	209	157
Canadian Pacific Railway Co. 3.10% 12/2/2051	653	434
Carpenter Technology Corp. 5.625% 3/1/2034 (f)	1,795	1,825
Chart Industries, Inc. 7.50% 1/1/2030 (f)	1,347	1,406
CSX Corp. 4.25% 3/15/2029	1,062	1,072
CSX Corp. 5.05% 6/15/2035	6,111	6,218
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (f)	1,540	1,545
General Electric Co. 4.90% 1/29/2036	1,627	1,653
Herc Holdings, Inc. 7.00% 6/15/2030 (f)	1,510	1,590
Herc Holdings, Inc. 7.25% 6/15/2033 (f)	505	536
Icahn Enterprises, LP 4.375% 2/1/2029	2,500	2,166
L3Harris Technologies, Inc. 5.40% 7/31/2033	4,059	4,229
Lockheed Martin Corp. 5.70% 11/15/2054	1,657	1,675
Norfolk Southern Corp. 4.45% 3/1/2033	1,515	1,511
Norfolk Southern Corp. 5.10% 5/1/2035	2,842	2,912
Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,813
Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,954
Northrop Grumman Corp. 3.25% 1/15/2028	3,132	3,093
OneSky Flight, LLC 8.875% 12/15/2029 (f)	1,125	1,205
Otis Worldwide Corp. 2.293% 4/5/2027	1,913	1,875
Paychex, Inc. 5.60% 4/15/2035	427	447
QXO Building Products, Inc. 6.75% 4/30/2032 (f)	1,455	1,521
Reworld Holding Corp. 4.875% 12/1/2029 (f)	1,035	996
RTX Corp. 5.15% 2/27/2033	2,669	2,758
RTX Corp. 5.375% 2/27/2053	3,950	3,816
Science Applications International Corp. 5.875% 11/1/2033 (f)	480	487
Siemens Funding BV 5.80% 5/28/2055 (f)	6,288	6,588
Siemens Funding BV 5.90% 5/28/2065 (f)	5,581	5,861
Standard Building Solutions, Inc. 6.25% 8/1/2033 (f)	2,480	2,535
Texas Combined Tirz I, LLC 0% 12/7/2062 (c)(f)	393	393
TransDigm, Inc. 6.625% 3/1/2032 (f)	1,485	1,547
TransDigm, Inc. 6.25% 1/31/2034 (f)	4,100	4,257
TransDigm, Inc. 6.75% 1/31/2034 (f)	2,625	2,736
Union Pacific Corp. 2.40% 2/5/2030	2,163	2,026
Union Pacific Corp. 5.10% 2/20/2035	2,865	2,958
Union Pacific Corp. 3.50% 2/14/2053	42	30
Union Pacific Corp. 5.60% 12/1/2054	2,614	2,609
Union Pacific Corp. 3.839% 3/20/2060	546	395
Union Pacific Corp. 3.799% 4/6/2071	545	375
		136,147

Consumer staples 0.37%
7-Eleven, Inc. 0.95% 2/10/2026 (f)	739	736
Albertsons Cos., Inc. 4.875% 2/15/2030 (f)	1,000	993
Albertsons Cos., Inc. 5.50% 3/31/2031 (f)	2,960	2,995
Albertsons Cos., Inc. 5.75% 3/31/2034 (f)	2,750	2,765
B&G Foods, Inc. 5.25% 9/15/2027	2,090	2,049
B&G Foods, Inc. 8.00% 9/15/2028 (f)	2,010	1,980
BAT Capital Corp. 6.343% 8/2/2030	124	134
BAT Capital Corp. 4.625% 3/22/2033	2,026	2,015

123	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
BAT Capital Corp. 6.421% 8/2/2033	USD134	$148
BAT Capital Corp. 5.625% 8/15/2035	631	658
BAT Capital Corp. 4.54% 8/15/2047	627	521
BAT Capital Corp. 6.25% 8/15/2055	6,250	6,482
Campbell’s Co. (The) 4.75% 3/23/2035	952	920
Coca-Cola Co. 1.00% 3/15/2028	842	795
Constellation Brands, Inc. 3.60% 2/15/2028	560	555
Constellation Brands, Inc. 2.25% 8/1/2031	1,333	1,183
Coty, Inc. 5.60% 1/15/2031 (f)	507	512
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (f)	400	420
Imperial Brands Finance PLC 4.50% 6/30/2028 (f)	1,400	1,412
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	2,250	2,314
Imperial Brands Finance PLC 6.375% 7/1/2055 (f)	2,101	2,148
J. M. Smucker Co. (The) 5.90% 11/15/2028	2,385	2,500
J. M. Smucker Co. (The) 6.20% 11/15/2033	1,554	1,685
J. M. Smucker Co. (The) 6.50% 11/15/2043	229	246
J. M. Smucker Co. (The) 6.50% 11/15/2053	806	873
Mars, Inc. 4.80% 3/1/2030 (f)	3,408	3,483
Mars, Inc. 5.00% 3/1/2032 (f)	1,855	1,913
Mars, Inc. 5.20% 3/1/2035 (f)	385	396
Mars, Inc. 5.70% 5/1/2055 (f)	6,678	6,657
Mondelez International, Inc. 5.125% 5/6/2035	2,176	2,227
Philip Morris International, Inc. 5.125% 11/17/2027	319	326
Philip Morris International, Inc. 4.875% 2/15/2028	623	635
Philip Morris International, Inc. 4.625% 11/1/2029	703	716
Philip Morris International, Inc. 5.625% 11/17/2029	154	162
Philip Morris International, Inc. 5.125% 2/15/2030	433	448
Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,359
Philip Morris International, Inc. 4.75% 11/1/2031	6,194	6,328
Philip Morris International, Inc. 4.25% 10/29/2032	770	758
Philip Morris International, Inc. 4.90% 11/1/2034	6,755	6,812
Philip Morris International, Inc. 4.875% 4/30/2035	6,407	6,431
Philip Morris International, Inc. 4.625% 10/29/2035	5,859	5,735
Post Holdings, Inc. 4.625% 4/15/2030 (f)	2,886	2,813
Post Holdings, Inc. 6.25% 2/15/2032 (f)	13,279	13,660
Prestige Brands, Inc. 3.75% 4/1/2031 (f)	1,115	1,045
Reynolds American, Inc. 5.85% 8/15/2045	2,030	2,004
		101,947

Real estate 0.35%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	282	282
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,093	1,089
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,738	1,632
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,183	1,107
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	3,670	3,011
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	367	311
American Tower Corp. 1.45% 9/15/2026	246	242
American Tower Corp. 3.55% 7/15/2027	1,277	1,268
American Tower Corp. 3.60% 1/15/2028	896	888
American Tower Corp. 1.50% 1/31/2028	2,240	2,128
American Tower Corp. 2.30% 9/15/2031	1,344	1,194
American Tower Corp. 2.95% 1/15/2051	1,792	1,146
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (f)	3,040	2,955
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (f)	1,975	1,975
Boston Properties, LP 6.50% 1/15/2034	2,223	2,395
Boston Properties, LP 5.75% 1/15/2035	3,143	3,234
Extra Space Storage, LP 2.35% 3/15/2032	1,241	1,087
Howard Hughes Corp. (The) 5.375% 8/1/2028 (f)	1,705	1,713

American Funds Insurance Series	124

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)	USD2,855	$2,777
Howard Hughes Corp. (The) 4.375% 2/1/2031 (f)	3,900	3,716
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,152	1,883
Iron Mountain, Inc. 5.25% 7/15/2030 (f)	3,785	3,742
Iron Mountain, Inc. 4.50% 2/15/2031 (f)	2,650	2,528
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,884	1,929
MPT Operating Partnership, LP 5.00% 10/15/2027	5,137	4,979
MPT Operating Partnership, LP 4.625% 8/1/2029	630	528
MPT Operating Partnership, LP 8.50% 2/15/2032 (f)	3,968	4,240
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (f)	2,280	2,228
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (f)	1,000	1,030
Piedmont Operating Partnership, LP 5.625% 1/15/2033	101	102
Prologis, LP 4.875% 6/15/2028	1,357	1,390
Prologis, LP 4.75% 6/15/2033	2,359	2,383
Prologis, LP 5.00% 3/15/2034	1,850	1,887
Prologis, LP 5.00% 1/31/2035	1,033	1,048
Public Storage Operating Co. 1.85% 5/1/2028	2,231	2,131
Public Storage Operating Co. 1.95% 11/9/2028	1,816	1,721
Public Storage Operating Co. 2.30% 5/1/2031	644	583
Scentre Group Trust 1 3.75% 3/23/2027 (f)	2,178	2,169
Service Properties Trust 0% 9/30/2027 (f)	1,000	905
Service Properties Trust 5.50% 12/15/2027	655	647
Service Properties Trust 3.95% 1/15/2028	1,815	1,715
Service Properties Trust 8.375% 6/15/2029	4,228	4,254
Service Properties Trust 4.95% 10/1/2029	2,715	2,368
Service Properties Trust 4.375% 2/15/2030	705	598
Service Properties Trust 8.625% 11/15/2031 (f)	6,775	7,130
Service Properties Trust 8.875% 6/15/2032	4,628	4,569
Sun Communities Operating, LP 2.30% 11/1/2028	1,653	1,574
Sun Communities Operating, LP 2.70% 7/15/2031	785	714
Trust 2401 7.70% 1/23/2032 (f)	396	438
Trust Fibra Uno 7.70% 1/23/2032 (f)	789	865
UDR, Inc. 2.95% 9/1/2026	681	677
		97,105

Materials 0.33%
Avient Corp. 7.125% 8/1/2030 (f)	855	884
Avient Corp. 6.25% 11/1/2031 (f)	170	175
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	2,648	2,703
Celanese US Holdings, LLC 6.665% 7/15/2027	1,996	2,059
Celanese US Holdings, LLC 7.05% 11/15/2030	2,501	2,637
Celanese US Holdings, LLC 7.00% 2/15/2031	705	722
Celanese US Holdings, LLC 7.20% 11/15/2033	1,618	1,711
Century Aluminum Co. 6.875% 8/1/2032 (f)	1,300	1,341
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (f)	3,625	3,573
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (f)	1,650	1,710
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (f)	2,275	2,342
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (f)	775	747
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (f)	2,000	2,111
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (f)	2,695	2,766
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (f)	900	941
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)	1,480	1,048
Dow Chemical Co. (The) 4.80% 1/15/2031	1,290	1,283
Dow Chemical Co. (The) 5.35% 3/15/2035	1,735	1,720
Dow Chemical Co. (The) 5.65% 3/15/2036	920	917
Dow Chemical Co. (The) 4.80% 5/15/2049	435	343
Dow Chemical Co. (The) 3.60% 11/15/2050	1,057	683
Dow Chemical Co. (The) 5.95% 3/15/2055	4,720	4,299

125	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (f)	USD5,370	$5,661
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (f)(g)(l)	2,659	1,516
FXI Holdings, Inc. 11.00% 11/15/2030 (f)	4,548	4,093
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (f)	1,406	1,350
JH North America Holdings, Inc. 5.875% 1/31/2031 (f)	1,700	1,738
JH North America Holdings, Inc. 6.125% 7/31/2032 (f)	1,335	1,371
Linde, Inc. 1.10% 8/10/2030	2,633	2,314
LYB International Finance III, LLC 5.50% 3/1/2034	778	770
LYB International Finance III, LLC 6.15% 5/15/2035	560	574
LYB International Finance III, LLC 5.875% 1/15/2036	5,842	5,817
Minera Mexico, SA de CV, 5.625% 2/12/2032 (f)	6,734	6,976
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)	945	993
Mineral Resources, Ltd. 8.50% 5/1/2030 (f)	1,525	1,587
Mosaic Co. 4.05% 11/15/2027	941	941
NOVA Chemicals Corp. 4.25% 5/15/2029 (f)	1,270	1,243
NOVA Chemicals Corp. 9.00% 2/15/2030 (f)	3,775	4,036
NOVA Chemicals Corp. 7.00% 12/1/2031 (f)	1,130	1,207
Quikrete Holdings, Inc. 6.75% 3/1/2033 (f)	1,050	1,097
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,339	1,380
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	3,244	3,312
Sherwin-Williams Co. 5.15% 8/15/2035	473	482
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (f)	1,290	1,302
Synergy Infrastructure Holdings, LLC 7.875% 12/1/2030 (f)	1,110	1,154
Veritiv Operating Co. 10.50% 11/30/2030 (f)	640	689
Warrior Met Coal, Inc. 7.875% 12/1/2028 (f)	2,212	2,265
Westlake Corp. 4.375% 11/15/2047	448	348
		90,931

Utilities 0.31%
Calpine Corp. 3.75% 3/1/2031 (f)	1,975	1,910
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (l)	1,375	1,415
Commonwealth Edison Co. 4.35% 11/15/2045	972	827
Commonwealth Edison Co. 3.85% 3/15/2052	2,330	1,755
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	1,837	1,856
Consumers Energy Co. 5.05% 5/15/2035	525	534
Duke Energy Florida, LLC 4.85% 12/1/2035	2,725	2,714
Duke Energy Indiana, LLC 3.25% 10/1/2049	850	582
Duke Energy Progress, LLC 3.70% 10/15/2046	457	350
Duke Energy Progress, LLC 2.50% 8/15/2050	202	118
Duke Energy Progress, LLC 2.90% 8/15/2051	91	58
Edison International 4.125% 3/15/2028	1,225	1,212
Edison International 5.25% 11/15/2028	1,537	1,558
Edison International 5.45% 6/15/2029	1,419	1,446
Edison International 6.95% 11/15/2029	2,280	2,430
Edison International 6.25% 3/15/2030	3,493	3,655
Edison International 5.25% 3/15/2032	6,672	6,680
Electricite de France SA 6.25% 5/23/2033 (f)	1,075	1,165
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (f)(l)	1,475	1,721
Emera US Finance, LP 3.55% 6/15/2026	287	286
Enel Finance International NV 5.00% 9/30/2035 (f)	1,280	1,275
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (l)	1,000	1,041
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (f)	605	585
Florida Power & Light Co. 4.70% 2/15/2036	1,525	1,511
Florida Power & Light Co. 5.60% 2/15/2066	100	99
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (f)	1,000	1,036

American Funds Insurance Series	126

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
MidAmerican Energy Co. 5.85% 9/15/2054	USD875	$904
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	700	709
Northern States Power Co. 5.40% 3/15/2054	175	171
Pacific Gas and Electric Co. 2.10% 8/1/2027	125	121
Pacific Gas and Electric Co. 3.00% 6/15/2028	450	437
Pacific Gas and Electric Co. 6.40% 6/15/2033	192	207
Pacific Gas and Electric Co. 6.95% 3/15/2034	4,588	5,106
Pacific Gas and Electric Co. 5.70% 3/1/2035	5,359	5,513
Pacific Gas and Electric Co. 6.00% 8/15/2035	4,962	5,219
Pacific Gas and Electric Co. 3.30% 8/1/2040	90	68
Pacific Gas and Electric Co. 4.95% 7/1/2050	2,744	2,322
Pacific Gas and Electric Co. 3.50% 8/1/2050	206	139
PacifiCorp 5.30% 2/15/2031	1,258	1,296
PacifiCorp 5.45% 2/15/2034	796	808
PacifiCorp 5.35% 12/1/2053	3,298	2,900
PacifiCorp 5.80% 1/15/2055	575	537
Public Service Electric and Gas Co. 3.60% 12/1/2047	548	413
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (f)	2,689	2,685
Southern California Edison Co. 2.85% 8/1/2029	3,988	3,783
Southern California Edison Co. 2.50% 6/1/2031	260	233
Southern California Edison Co. 5.45% 6/1/2031	2,240	2,319
Southern California Edison Co. 5.20% 6/1/2034	2,260	2,273
Southern California Edison Co. 5.75% 4/1/2035	605	625
Southern California Edison Co. 5.35% 7/15/2035	2,688	2,707
Southern California Edison Co. 4.50% 9/1/2040	452	396
Southern California Edison Co. 3.65% 2/1/2050	693	485
Southern California Edison Co. 2.95% 2/1/2051	128	78
Talen Energy Supply, LLC 8.625% 6/1/2030 (f)	400	424
Virginia Electric & Power 2.40% 3/30/2032	2,307	2,055
Wisconsin Electric Power Co. 4.15% 10/15/2030	2,000	2,000
Xcel Energy, Inc. 5.60% 4/15/2035	23	24
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (f)	1,150	1,209
		85,985
Total corporate bonds and notes		1,978,534
Asset-backed obligations 1.91%
Auto loan 0.84%
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (f)(h)	76	76
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (f)(h)	1,131	1,133
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (f)(h)	232	233
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (f)(h)	3,332	3,365
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (f)(h)	1,005	1,011
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (f)(h)	6,748	6,735
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (f)(h)	46	46
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (f)(h)	10,410	10,290
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (f)(h)	29,013	29,532
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(h)	4,960	5,164
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (f)(h)	2,074	2,096
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (h)	52	52
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (h)	950	952
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (h)	856	858
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (h)	1,679	1,687
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (h)	48	48
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (h)	8,604	8,712
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (h)	193	193
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (f)(h)	359	360
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027 (f)(h)	174	174
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (f)(h)	5,309	5,362

127	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (f)(h)	USD4,257	$4,308
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028 (f)(h)	161	161
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (f)(h)	1,025	1,030
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (f)(h)	317	318
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (f)(h)	1,744	1,750
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (f)(h)	136	136
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (f)(h)	458	460
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (h)	249	249
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (h)	930	932
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(h)	5,998	6,205
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (f)(h)(i)	13,442	13,799
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (f)(h)	3,235	3,263
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (h)	7,319	7,350
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (f)(h)	364	365
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(h)	667	669
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (f)(h)	623	628
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (f)(h)	8,654	9,090
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (f)(h)	6,768	6,887
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (h)	1,762	1,774
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (f)(h)	4,391	4,291
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (f)(h)	4,445	4,423
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (f)(h)	4,585	4,807
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(h)	9,236	9,064
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(h)	685	672
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(h)	429	421
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (f)(h)	4,771	4,875
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (f)(h)	1,448	1,467
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (f)(h)	1,610	1,609
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (h)	238	239
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (h)	3,179	3,207
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (f)(h)	3,632	3,636
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (f)(h)	448	449
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (f)(h)	249	250
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (f)(h)	954	958
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (f)(h)	504	509
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (h)	117	117
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (h)	2,889	2,899
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (h)	5,062	5,111
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (h)	4,123	4,134
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (f)(h)	695	696
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (f)(h)	1,037	1,042
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (f)(h)	498	499
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (f)(h)	1,713	1,725
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (f)(h)	401	402
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (f)(h)	2,966	2,987
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (f)(h)	6,503	6,475
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (h)	2,960	2,977
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (h)	1,822	1,851
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (f)(h)	864	866
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (f)(h)	156	156
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (f)(h)	3,372	3,379
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (f)(h)	376	377
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (f)(h)	2,142	2,149
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (f)(h)	1,052	1,055
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (f)(h)	2,001	2,005
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (f)(h)	6,520	6,550

American Funds Insurance Series	128

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (f)(h)	USD1,973	$1,995
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (h)	285	285
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (h)	4,143	4,165
		232,227

Other asset-backed securities 0.81%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (f)(h)	10,457	10,487
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (f)(h)	1,923	1,931
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (f)(h)	2,962	2,967
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (f)(h)	109	109
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (f)(h)	2,934	2,944
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (f)(h)	1,870	1,878
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (f)(h)	6,878	6,906
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (f)(h)	3,772	3,802
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (f)(h)	58	58
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (f)(h)	826	793
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (f)(h)	3,998	3,794
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (f)(h)	36	36
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (f)(h)	4,526	4,605
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(h)	5,080	4,316
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(h)	1,686	1,426
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(h)	5,962	4,846
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (f)(h)	872	824
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (f)(h)	3,301	3,119
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (f)(h)	689	652
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (f)(h)	940	876
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (h)	680	681
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (h)	2,518	2,540
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (f)(h)	320	320
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (f)(h)	192	180
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (f)(h)	2,350	2,386
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (f)(h)	862	868
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(h)	388	373
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (f)(h)	175	167
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (f)(h)	4,277	4,314
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (f)(h)	6,241	6,258
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (f)(h)	1,344	1,319
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(h)	5,750	5,527
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (f)(h)	7,403	7,120
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (f)(h)	2,510	2,351
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (f)(h)	3,708	3,495
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (f)(h)	293	274
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(h)	2,453	2,483
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (h)	2,894	2,920
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (f)(h)	118	119
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (f)(h)	4,586	4,385
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(h)	26,263	22,003
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (f)(h)	677	680
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (f)(h)	1,069	1,076
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (f)(h)	5,298	5,323
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (h)	2,442	2,380
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (f)(h)	418	420
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.45% 9/15/2039 (f)(h)(i)	496	502
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (f)(h)	682	698
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (f)(h)	2,586	2,470
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (f)(h)	1,636	1,602
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (f)(h)	1,440	1,420

129	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (f)(h)	USD843	$823
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (f)(h)	691	674
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (f)(h)	5,226	5,217
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (f)(h)	6,170	6,132
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (f)(h)	1,132	1,106
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (h)	2,840	2,864
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (h)	4,155	4,229
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (h)	5,377	5,406
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (f)(h)	1,069	1,025
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (f)(h)	497	472
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (f)(h)	664	626
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (f)(h)	1,924	1,825
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (f)(h)	1,947	1,959
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (f)(h)	5,582	5,617
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (f)(h)	7,083	6,693
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (f)(h)	1,277	1,189
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (f)(h)	1,660	1,670
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (f)(h)	623	626
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(h)	941	960
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (h)(l)	6,704	6,706
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (h)	9,409	9,597
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (h)(l)	1,462	1,470
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (f)(h)	8,048	8,195
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (h)	4,253	4,268
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032 (f)(h)	934	964
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (f)(h)	1,879	1,883
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (f)(h)	389	391
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (f)(h)	137	137
		225,747

Credit card 0.14%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(h)	8,500	8,521
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (f)(h)	4,100	4,115
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (f)(h)	2,715	2,733
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (h)	4,171	4,182
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (h)	4,558	4,652
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (h)	3,970	4,050
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (f)(h)	2,043	2,049
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (f)(h)	404	406
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (h)	7,030	7,058
		37,766

Student loan 0.08%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (f)(h)	2,480	2,510
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(h)	2,485	2,281
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (f)(h)	3,240	2,947
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (f)(h)	4,222	3,968
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(h)	2,626	2,485
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(h)	4,441	4,213
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 4.595% 1/15/2053 (f)(h)(i)	3,493	3,462
		21,866

Collateralized loan obligations 0.04%
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.985% 7/15/2036 (f)(h)(i)	3,240	3,246

American Funds Insurance Series	130

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.09% 7/25/2030 (f)(h)(i)	USD321	$322
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 4.905% 1/15/2033 (f)(h)(i)	3,469	3,470
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.955% 4/15/2034 (f)(h)(i)	3,229	3,231
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (f)(h)(i)	1,285	1,286
		11,555
Total asset-backed obligations		529,161
Bonds & notes of governments & government agencies outside the U.S. 0.32%
Mexico 0.16%
Eagle Funding LuxCo SARL 5.50% 8/17/2030	18,285	18,648
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	10,645	10,856
United Mexican States 4.75% 4/27/2032	2,305	2,249
United Mexican States 5.375% 3/22/2033	1,295	1,288
United Mexican States 3.50% 2/12/2034	1,790	1,552
United Mexican States 6.875% 5/13/2037	2,720	2,909
United Mexican States 6.625% 1/29/2038	200	209
United Mexican States 7.375% 5/13/2055	4,235	4,573
United Mexican States 3.771% 5/24/2061	1,528	946
		43,230

Canada 0.07%
CPPIB Capital, Inc. 2.75% 11/2/2027 (f)	5,914	5,824
OMERS Finance Trust 3.50% 4/19/2032 (f)	3,867	3,719
OMERS Finance Trust 4.00% 4/19/2052 (f)	3,867	2,980
Ontario (Province of) 3.90% 9/4/2030	8,228	8,238
		20,761

Kuwait 0.04%
Kuwait (State of) 4.652% 10/9/2035 (f)	11,750	11,764

Peru 0.02%
Peru (Republic of) 1.862% 12/1/2032	2,525	2,091
Peru (Republic of) 5.875% 8/8/2054	2,310	2,294
Peru (Republic of) 2.78% 12/1/2060	3,383	1,845
		6,230

Panama 0.02%
Panama (Republic of) 7.50% 3/1/2031	1,765	1,961
Panama (Republic of) 2.252% 9/29/2032	4,306	3,568
		5,529

Qatar 0.01%
Qatar (State of) 4.00% 3/14/2029 (f)	745	748
Qatar (State of) 4.817% 3/14/2049 (f)	750	708
		1,456
Total bonds & notes of governments & government agencies outside the U.S.		88,970

131	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans 0.15%
Communication services 0.05%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.216% 9/27/2029 (i)(o)	USD2,344	$2,344
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 8.75% 4/15/2027 (i)(o)	967	847
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.123% 6/4/2029 (i)(o)	22	22
Ligado Networks, LLC, Term Loan, 17.50% PIK 5/5/2028 (c)(g)(o)	2,157	2,157
Peroton Corp., Term Loan B, (3-month USD CME Term SOFR + 7.85%) 11.672% 2/1/2029 (i)(o)	2,285	1,812
Versant Media Group, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.537% 10/23/2030 (i)(o)	1,280	1,283
X Corp., Term Loan B3, 9.50% 10/26/2029 (o)	2,675	2,671
X Corp., Term Loan B, (USD-SOFR + 6.75%) 10.448% 10/26/2029 (i)(o)	2,762	2,718
		13,854

Information technology 0.04%
CommScope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 12/17/2029 (i)(o)	485	487
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 11/22/2032 (i)(o)	225	227
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (e)(i)(o)	724	729
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.688% 7/30/2032 (i)(o)	2,180	2,138
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.716% 3/20/2032 (i)(o)	1,737	1,740
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.716% 3/20/2033 (i)(o)	900	882
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.331% 3/2/2029 (i)(o)	4,031	4,026
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.348% 5/30/2030 (i)(o)	105	104
		10,333

Financials 0.03%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (c)(f)(i)(o)	4,566	4,532
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 5/6/2032 (i)(o)	2,190	2,223
Denali Intermediate Holdings, Inc., Term Loan, (1-month CME Term SOFR + 5.50%) 9.227% 8/26/2032 (i)(o)	2,036	2,064
		8,819

Health care 0.01%
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.466% 4/23/2031 (i)(o)	2,543	2,527

Consumer discretionary 0.01%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.35% 3/11/2030 (c)(i)(o)	127	127
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.573% Cash 3/11/2030 (c)(g)(i)(o)	120	120
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.422% 7/1/2032 (i)(o)	2,109	2,113
		2,360

Materials 0.01%
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.00% PIK 7/16/2026 (c)(g)(i)(n)(o)	797	252
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (c)(g)(i)(n)(o)	802	254
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (c)(g)(i)(n)(o)	1,319	418
		924

Industrials 0.00%
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.69% 2/1/2028 (i)(o)	982	914
Total loans		39,731

American Funds Insurance Series	132

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.08%
Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	USD4,781	$4,639
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	4,808	4,426
		9,065

Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	3,224	3,312

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,930	4,480

Puerto Rico 0.00%
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	418	274

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,735	5,696
Total municipals		22,827
Total bonds, notes & other debt instruments (cost: $7,832,741,000)		7,768,308
Investment funds 3.06%	Shares
Capital Group Central Corporate Bond Fund (p)	99,619,082	846,762
Total investment funds (cost: $864,770,000)		846,762
Short-term securities 3.70%
Money market investments 3.63%
Capital Group Central Cash Fund 3.79% (p)(q)	10,047,098	1,004,810

Money market investments purchased with collateral from securities on loan 0.07%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (q)(r)	18,905,590	18,905
Total short-term securities (cost: $1,023,511,000)		1,023,715
Total investment securities 100.26% (cost: $19,813,803,000)		27,745,931
Other assets less liabilities (0.26)%		(70,891)
Net assets 100.00%		$27,675,040

133	American Funds Insurance Series

Asset Allocation Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	8,836	4/6/2026	USD1,844,860	$(403)
5 Year U.S. Treasury Note Futures	Long	4,708	4/6/2026	514,606	(1,134)
10 Year U.S. Treasury Note Futures	Long	3,234	3/31/2026	363,623	(2,694)
10 Year Ultra U.S. Treasury Note Futures	Short	262	3/31/2026	(30,134)	100
20 Year U.S. Treasury Bond Futures	Long	1,200	3/31/2026	138,713	(1,838)
30 Year Ultra U.S. Treasury Bond Futures	Short	794	3/31/2026	(93,692)	1,825
					$(4,144)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.473%	Annual	10/2/2032	USD112,900	$814	$—	$814
SOFR	Annual	3.4805%	Annual	10/2/2032	USD37,800	255	—	255
SOFR	Annual	3.48%	Annual	10/2/2032	USD12,601	86	—	86
SOFR	Annual	3.4815%	Annual	10/2/2032	USD12,612	84	—	84
SOFR	Annual	3.482%	Annual	10/2/2032	USD12,286	82	—	82
SOFR	Annual	3.50061%	Annual	11/3/2032	USD74,795	442	—	442
SOFR	Annual	3.6385%	Annual	10/2/2035	USD55,884	685	—	685
SOFR	Annual	3.6775%	Annual	10/8/2035	USD55,754	511	—	511
SOFR	Annual	3.66593%	Annual	11/3/2035	USD55,430	584	—	584
						$3,543	$—	$3,543
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD3,826	$(87)	$(86)	$(1)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	38,950	(2,976)	(2,542)	(434)
					$(3,063)	$(2,628)	$(435)

American Funds Insurance Series	134

Asset Allocation Fund (continued)
Investments in affiliates (p)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Investment funds 3.06%
Capital Group Central Corporate Bond Fund	$1,368,034	$95,934	$634,718	$(136,730)	$154,242	$846,762	$47,796
Short-term securities 3.63%
Money market investments 3.63%
Capital Group Central Cash Fund 3.79% (q)	855,747	6,829,389	6,680,500	185	(11)	1,004,810	61,071
Total 6.69%				$(136,545)	$154,231	$1,851,572	$108,867
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (a)(c)	8/22/2014	$6,949	$12,613	0.05%
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (g)	9/29/2025	937	1,030	0.00 (s)
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (i)(o)	9/13/2023	714	729	0.00 (s)
Total		$8,600	$14,372	0.05%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,434,326,000, which represented 5.18% of the net assets of the fund.

(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $41,456,000, which represented 0.15% of the net assets of the fund.
(k)	Represents securities transacted on a TBA basis.
(l)	Step bond; coupon rate may change at a later date.
(m)	Index-linked bond whose principal amount moves with a government price index.
(n)	Scheduled interest and/or principal payment was not received.
(o)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $39,730,000, which represented 0.14% of the net assets of the fund.

(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	Rate represents the seven-day yield at 12/31/2025.
(r)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(s)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group

DAC = Designated Activity Company
Fin. = Finance
Fncg. = Financing
GBP = British pounds
GO = General Obligation
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind

REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

135	American Funds Insurance Series

American Funds Global Balanced Fund
Investment portfolio December 31, 2025

Common stocks 63.00%	Shares	Value (000)
Information technology 11.69%
Broadcom, Inc.	34,396	$11,904
Microsoft Corp.	21,713	10,501
Taiwan Semiconductor Manufacturing Co., Ltd.	214,000	10,455
NVIDIA Corp.	54,735	10,208
Apple, Inc.	13,709	3,727
Corning, Inc.	37,498	3,283
ARM Holdings PLC (ADR) (a)	9,479	1,036
Applied Materials, Inc.	3,494	898
Accenture PLC, Class A	2,486	667
		52,679

Financials 10.05%
B3 SA - Brasil, Bolsa, Balcao	1,689,969	4,399
Standard Chartered PLC	149,081	3,641
ING Groep NV	129,152	3,631
Banco Bilbao Vizcaya Argentaria SA	138,658	3,243
JPMorgan Chase & Co.	9,865	3,179
Chubb, Ltd.	9,664	3,016
Marsh & McLennan Cos., Inc.	13,476	2,500
HDFC Bank, Ltd. (ADR)	49,471	1,808
HDFC Bank, Ltd.	46,716	516
Morgan Stanley	10,778	1,913
Mastercard, Inc., Class A	3,306	1,887
BlackRock, Inc.	1,721	1,842
Munchener Ruckversicherungs-Gesellschaft AG	2,492	1,646
Zurich Insurance Group AG	1,994	1,513
Banco BPM SpA	95,108	1,445
NatWest Group PLC	154,953	1,351
Mizuho Financial Group, Inc.	34,600	1,256
BNP Paribas SA	10,716	1,014
Swiss Re AG	5,412	902
AIA Group, Ltd.	74,200	762
Wells Fargo & Co.	7,990	745
PICC Property and Casualty Co., Ltd., Class H	320,000	671
3i Group PLC	15,320	667
U.S. Bancorp	12,427	663
BPER Banca SpA	39,690	537
Hannover Rueck SE	1,705	533
		45,280

Industrials 9.63%
RTX Corp.	46,281	8,488
IHI Corp.	186,108	3,282
Hitachi, Ltd.	82,300	2,553
Volvo AB, Class B	76,848	2,463
General Dynamics Corp.	7,150	2,407
TransDigm Group, Inc.	1,573	2,092
BAE Systems PLC	85,249	1,960
Deutsche Post AG	35,349	1,936
Union Pacific Corp.	8,297	1,919
Airbus SE, non-registered shares	7,673	1,780
Waste Management, Inc.	7,570	1,663
Uber Technologies, Inc. (a)	20,061	1,639
ITOCHU Corp.	128,500	1,622
Rolls-Royce Holdings PLC	90,309	1,404
Automatic Data Processing, Inc.	4,193	1,079
Ryanair Holdings PLC	21,391	743
Bouygues SA	13,919	722
Bombardier, Inc., Class B (a)	4,123	701

American Funds Insurance Series	136

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Safran SA	1,987	$691
PACCAR, Inc.	6,185	677
Qantas Airways, Ltd.	97,783	675
United Rentals, Inc.	817	661
Paychex, Inc.	5,809	652
Caterpillar, Inc.	1,022	585
GFL Environmental, Inc., subordinate voting shares	11,594	498
AtkinsRealis Group, Inc.	7,290	471
		43,363

Health care 7.73%
Eli Lilly and Co.	7,436	7,991
Vertex Pharmaceuticals, Inc. (a)	11,410	5,173
Novo Nordisk AS, Class B	67,966	3,464
Abbott Laboratories	27,403	3,433
Sanofi	25,714	2,495
Gilead Sciences, Inc.	18,827	2,311
UnitedHealth Group, Inc.	6,188	2,043
Alnylam Pharmaceuticals, Inc. (a)	3,997	1,589
Medtronic PLC	13,170	1,265
Stryker Corp.	3,371	1,185
AbbVie, Inc.	5,175	1,183
AstraZeneca PLC	3,470	639
BioMarin Pharmaceutical, Inc. (a)	10,659	634
Molina Healthcare, Inc. (a)	3,573	620
GE HealthCare Technologies, Inc.	5,321	436
Cencora, Inc.	1,074	363
		34,824

Consumer discretionary 4.68%
Amazon.com, Inc. (a)	28,311	6,535
Ferrari NV	3,878	1,433
Ferrari NV (EUR denominated)	1,664	620
Starbucks Corp.	23,917	2,014
Midea Group Co., Ltd., Class A	166,950	1,866
Maruti Suzuki India, Ltd.	9,473	1,761
Compagnie Financiere Richemont SA, Class A	6,565	1,417
LVMH Moet Hennessy-Louis Vuitton SE	1,773	1,337
Compagnie Generale des Etablissements Michelin	33,369	1,107
Royal Caribbean Cruises, Ltd.	3,526	983
Viking Holdings, Ltd. (a)	9,998	714
Compass Group PLC	21,303	678
Accor SA	10,541	597
		21,062

Materials 4.32%
Nitto Denko Corp.	122,500	2,911
Grupo Mexico, SAB de CV, Series B	295,899	2,794
Lundin Gold, Inc.	31,847	2,645
Vale SA, ordinary nominative shares	120,881	1,581
Vale SA (ADR), ordinary nominative shares	53,750	700
Franco-Nevada Corp.	5,241	1,086
Franco-Nevada Corp. (CAD denominated)	4,075	845
Anglo American PLC	43,941	1,811
Smurfit Westrock PLC	40,261	1,557
Air Products and Chemicals, Inc.	4,593	1,134
Freeport-McMoRan, Inc.	19,198	975

137	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Newmont Corp.	7,198	$719
Air Liquide SA	2,774	522
Celanese Corp.	4,784	202
		19,482

Communication services 4.18%
Alphabet, Inc., Class A	19,544	6,117
Alphabet, Inc., Class C	6,924	2,173
AT&T, Inc.	134,741	3,347
Meta Platforms, Inc., Class A	4,442	2,932
Comcast Corp., Class A	41,626	1,244
Omnicom Group, Inc.	12,053	973
Netflix, Inc. (a)	9,170	860
SoftBank Group Corp.	21,252	599
Nintendo Co., Ltd.	8,400	568
		18,813

Utilities 4.00%
Dominion Energy, Inc.	72,580	4,252
DTE Energy Co.	17,918	2,311
National Grid PLC	125,726	1,938
Power Grid Corp. of India, Ltd.	588,187	1,730
Duke Energy Corp.	14,059	1,648
E.ON SE	67,347	1,277
PG&E Corp.	78,708	1,265
Constellation Energy Corp.	3,350	1,183
Pinnacle West Capital Corp.	12,517	1,110
NextEra Energy, Inc.	12,754	1,024
SembCorp Industries, Ltd.	57,400	268
		18,006

Consumer staples 3.38%
Philip Morris International, Inc.	28,949	4,643
Imperial Brands PLC	108,137	4,546
British American Tobacco PLC	75,162	4,260
Nestle SA	9,977	992
Sysco Corp.	10,540	777
		15,218

Energy 2.76%
Canadian Natural Resources, Ltd. (CAD denominated)	245,684	8,321
Shell PLC (GBP denominated)	45,924	1,687
Chevron Corp.	6,750	1,029
Cameco Corp. (CAD denominated)	7,668	702
Expand Energy Corp.	6,349	701
		12,440

Real estate 0.58%
CTP NV	50,979	1,068
Embassy Office Parks REIT	181,378	879
Goodman Logistics (HK), Ltd. REIT	31,735	652
		2,599
Total common stocks (cost: $198,233,000)		283,766

American Funds Insurance Series	138

American Funds Global Balanced Fund (continued)
Convertible stocks 0.65%	Shares	Value (000)
Financials 0.35%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	20,865	$1,576

Utilities 0.30%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	27,600	1,345
Total convertible stocks (cost: $2,894,000)		2,921
Bonds, notes & other debt instruments 29.38%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 12.73%
Japan 2.26%
Japan, Series 150, 0.005% 12/20/2026	JPY84,950	538
Japan, Series 346, 0.10% 3/20/2027	134,150	848
Japan, Series 474, 0.70% 7/1/2027	106,550	677
Japan, Series 358, 0.10% 3/20/2030	37,400	225
Japan, Series 363, 0.10% 6/20/2031	174,700	1,028
Japan, Series 373, 0.60% 12/20/2033	55,750	323
Japan, Series 152, 1.20% 3/20/2035	465,250	2,774
Japan, Series 173, 0.40% 6/20/2040	50,350	238
Japan, Series 176, 0.50% 3/20/2041	109,950	516
Japan, Series 179, 0.50% 12/20/2041	50,500	231
Japan, Series 42, 1.70% 3/20/2044	86,550	463
Japan, Series 192, 2.40% 3/20/2045	165,550	979
Japan, Series 37, 0.60% 6/20/2050	26,950	95
Japan, Series 74, 1.00% 3/20/2052	84,000	316
Japan, Series 76, 1.40% 9/20/2052	41,100	172
Japan, Series 77, 1.60% 12/20/2052	76,750	337
Japan, Series 84, 2.10% 9/20/2054	82,450	404
		10,164

China 1.23%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	83
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	4,100	602
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	3,860	568
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	6,220	930
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	2,870	443
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	2,410	357
China (People’s Republic of), Series INBK, 1.65% 5/15/2035	3,980	560
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	360	58
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	1,520	201
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	155
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,259
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	311
		5,527

Supra National 1.07%
Asian Development Bank 6.72% 2/8/2028	INR18,000	201
European Bank for Reconstruction and Development 5.25% 1/12/2027	10,100	111
European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	48
European Bank for Reconstruction and Development 6.75% 1/13/2032	43,800	487
European Investment Bank 0.375% 9/15/2027	EUR110	126
European Investment Bank 6.95% 3/1/2029	INR5,700	64
European Investment Bank 0.25% 1/20/2032	EUR860	873
European Investment Bank 7.40% 10/23/2033	INR19,300	222
European Investment Bank 2.875% 1/15/2035	EUR45	52
European Union 2.50% 10/14/2030	80	93

139	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Supra National (continued)
European Union 2.75% 12/13/2032	EUR70	$82
European Union 3.375% 10/4/2039	40	46
European Union 3.625% 12/12/2040	1,475	1,728
European Union 4.00% 10/12/2055	215	249
Inter-American Development Bank 7.00% 1/25/2029	INR22,000	247
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	181
		4,810

Germany 1.05%
Germany (Federal Republic of) 0% 8/15/2030	EUR2,459	2,592
Germany (Federal Republic of) 0% 2/15/2032	540	544
Germany (Federal Republic of) 1.70% 8/15/2032	674	750
Germany (Federal Republic of) 2.30% 2/15/2033	300	345
Germany (Federal Republic of) 2.50% 2/15/2035	130	149
Germany (Federal Republic of) 1.00% 5/15/2038	180	166
Germany (Federal Republic of) 0% 8/15/2050	300	152
Germany (Federal Republic of) 0% 8/15/2052	80	38
		4,736

United Kingdom 1.00%
United Kingdom 1.25% 7/22/2027	GBP410	533
United Kingdom 0.375% 10/22/2030	210	240
United Kingdom 1.00% 1/31/2032	750	845
United Kingdom 4.25% 6/7/2032	785	1,068
United Kingdom 3.25% 1/31/2033	330	418
United Kingdom 3.25% 1/22/2044	644	680
United Kingdom 1.25% 7/31/2051	413	247
United Kingdom 4.375% 7/31/2054	205	242
United Kingdom 2.50% 7/22/2065	340	256
		4,529

Italy 0.84%
Italy (Republic of) 1.35% 4/1/2030	EUR250	279
Italy (Republic of) 4.40% 5/1/2033	10	13
Italy (Republic of) 4.35% 11/1/2033	740	937
Italy (Republic of) 4.20% 3/1/2034	900	1,127
Italy (Republic of) 3.65% 8/1/2035	795	949
Italy (Republic of) 4.50% 10/1/2053	210	253
Italy (Republic of) 4.30% 10/1/2054	200	233
		3,791

Brazil 0.77%
Brazil (Federative Republic of) 0% 1/1/2026	BRL10,887	1,985
Brazil (Federative Republic of) 10.00% 1/1/2029	2,230	377
Brazil (Federative Republic of) 10.00% 1/1/2031	1,142	183
Brazil (Federative Republic of) 10.00% 1/1/2035	4,075	610
Brazil (Federative Republic of) 6.00% 8/15/2040 (b)	229	37
Brazil (Federative Republic of) 6.00% 8/15/2050 (b)	1,653	263
Brazil (Federative Republic of) 6.00% 8/15/2060 (b)	229	36
		3,491

France 0.66%
French Republic O.A.T. 0.75% 2/25/2028	EUR410	466
French Republic O.A.T. 0% 11/25/2030	1,320	1,355

American Funds Insurance Series	140

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
France (continued)
French Republic O.A.T. 2.00% 11/25/2032	EUR610	$667
French Republic O.A.T. 3.25% 5/25/2045	160	166
French Republic O.A.T. 3.75% 5/25/2056	295	305
		2,959

Hungary 0.56%
Hungary (Republic of) 3.00% 8/21/2030	HUF548,270	1,456
Hungary (Republic of) 4.50% 5/27/2032	336,000	920
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	126
		2,502

Spain 0.53%
Spain (Kingdom of) 0% 1/31/2027	335	385
Spain (Kingdom of) 0.80% 7/30/2027	490	564
Spain (Kingdom of) 0.50% 10/31/2031	165	171
Spain (Kingdom of) 3.15% 4/30/2033	317	376
Spain (Kingdom of) 3.55% 10/31/2033	370	450
Spain (Kingdom of) 3.25% 4/30/2034	120	142
Spain (Kingdom of) 3.45% 10/31/2034	240	288
		2,376

South Korea 0.46%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	240
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,830,410	1,339
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	688,360	474
		2,053

Australia 0.45%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD115	66
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	433
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	905	567
New South Wales Treasury Corp. 4.25% 2/20/2036	340	208
Treasury Corp. of Victoria 5.50% 9/15/2039	813	530
Treasury Corp. of Victoria 3.625% 9/29/2040	EUR200	231
		2,035

Malaysia 0.36%
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR3,466	876
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	601	152
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	180	48
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	653	170
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	1,307	336
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	93	26
		1,608

Canada 0.31%
Canada (Government) 0.25% 3/1/2026	CAD246	179
Canada (Government) 3.50% 3/1/2028	1,119	830
Canada (Government) 1.50% 12/1/2031	60	40
Nova Scotia (Province of) 3.15% 12/1/2051	170	95
Ontario (Province of) 3.25% 7/3/2035	EUR200	233
		1,377

141	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Panama 0.18%
Panama (Republic of) 7.50% 3/1/2031	USD560	$622
Panama (Republic of) 6.40% 2/14/2035	200	212
		834

Greece 0.17%
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR65	79
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	101
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	578
		758

Mexico 0.15%
United Mexican States, Series M, 5.75% 3/5/2026	MXN10,710	593
United Mexican States, Series M, 8.00% 7/31/2053	881	42
United Mexican States, Series S, 4.00% 10/29/2054 (b)	543	28
		663

Republic of Austria 0.14%
Austria (Republic of) 0% 2/20/2031	EUR500	514
Austria (Republic of) 2.90% 2/20/2034	120	140
		654

Indonesia 0.11%
Indonesia (Republic of), Series FR87, 6.50% 2/15/2031	IDR1,253,000	77
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	2,543,000	161
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	1,026,000	64
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	2,889,000	182
		484

Colombia 0.08%
Colombia (Republic of) 7.375% 4/25/2030	USD335	355

Belgium 0.07%
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	EUR270	316

Turkey 0.05%
Turkey (Republic of) 7.125% 7/17/2032	USD200	212

Ireland 0.04%
Ireland (Republic of) 2.60% 10/18/2034	EUR100	114
Ireland (Republic of) 3.00% 10/18/2043	80	88
		202

Estonia 0.04%
Estonia (Republic of) 3.25% 1/17/2034	160	187

Bulgaria 0.03%
Bulgaria (Republic of) 4.50% 1/27/2033	120	152

American Funds Insurance Series	142

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Portugal 0.03%
Portugal (Republic of) 0.475% 10/18/2030	EUR50	$53
Portugal (Republic of) 3.375% 6/15/2040	5	6
Portugal (Republic of) 3.625% 6/12/2054	70	77
		136

Philippines 0.03%
Philippines (Republic of) 0.875% 5/17/2027	110	126

Netherlands 0.03%
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	125

Poland 0.02%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	108

Chile 0.01%
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	60
Total bonds & notes of governments & government agencies outside the U.S.		57,330
U.S. Treasury bonds & notes 5.53%
U.S. Treasury 5.05%
U.S. Treasury 4.50% 4/15/2027	USD1,160	1,174
U.S. Treasury 3.75% 4/30/2027	1,710	1,715
U.S. Treasury 3.75% 6/30/2027	1,510	1,516
U.S. Treasury 4.00% 6/30/2028 (c)	4,484	4,537
U.S. Treasury 4.625% 9/30/2028	1,875	1,928
U.S. Treasury 4.125% 3/31/2029	822	836
U.S. Treasury 3.50% 9/30/2029	755	752
U.S. Treasury 4.00% 2/28/2030	1,094	1,108
U.S. Treasury 4.00% 5/31/2030	1,090	1,104
U.S. Treasury 3.875% 6/30/2030	2,117	2,133
U.S. Treasury 3.50% 11/30/2030	210	208
U.S. Treasury 2.875% 5/15/2032	306	289
U.S. Treasury 4.625% 2/15/2035 (c)	1,544	1,604
U.S. Treasury 4.25% 5/15/2035	326	329
U.S. Treasury 4.00% 11/15/2035	390	385
U.S. Treasury 1.875% 2/15/2041	285	199
U.S. Treasury 2.25% 5/15/2041	873	643
U.S. Treasury 2.875% 11/15/2046	200	148
U.S. Treasury 1.25% 5/15/2050	1,155	554
U.S. Treasury 1.375% 8/15/2050	570	281
U.S. Treasury 2.375% 5/15/2051	510	322
U.S. Treasury 2.00% 8/15/2051	560	322
U.S. Treasury 4.00% 11/15/2052	270	235
U.S. Treasury 3.625% 2/15/2053	149	121
U.S. Treasury 4.25% 8/15/2054	320	290
		22,733

U.S. Treasury inflation-protected securities 0.48%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (b)	377	373

143	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (b)	USD698	$719
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (b)	272	196
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)	934	886
		2,174
Total U.S. Treasury bonds & notes		24,907
Mortgage-backed obligations 5.43%
Federal agency mortgage-backed obligations 4.11%
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)	32	31
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	242	248
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)	64	67
Fannie Mae Pool #BW9648 3.50% 7/1/2053 (d)	86	79
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	319	325
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	387	398
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	19	19
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	14	14
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (d)	2,458	2,526
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (d)	88	90
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	68	71
Fannie Mae Pool #DB8491 5.50% 7/1/2054 (d)	467	475
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (d)	178	182
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)	133	135
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	94	97
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	67	69
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	85	86
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	72	75
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	67	69
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)	51	53
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (d)	6	7
Fannie Mae Pool #DC0495 5.50% 9/1/2054 (d)	316	320
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (d)	3	3
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (d)	999	1,026
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	84	87
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (d)	14	15
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	10	10
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (d)	281	275
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	13	13
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (d)	177	168
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (d)	395	386
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (d)	99	101
Fannie Mae Pool #DD2618 4.00% 3/1/2055 (d)	931	883
Fannie Mae Pool #DD0782 5.50% 3/1/2055 (d)	39	40
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (d)	37	38
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (d)	1,470	1,547
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (d)	38	36
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (d)	57	54
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	98	98
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)	50	50
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (d)	41	43
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (d)	235	238
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (d)	155	147
Fannie Mae Pool #DF7614 6.50% 12/1/2055 (d)	81	86
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (d)	323	262
Freddie Mac Pool #QE1079 3.50% 4/1/2052 (d)	66	61
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (d)	95	93
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (d)	53	52
Freddie Mac Pool #SL1880 6.50% 11/1/2053 (d)	14	14
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	448	455

American Funds Insurance Series	144

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (d)	USD195	$198
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (d)	26	26
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	40	41
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (d)	78	81
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	35	35
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	102	106
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	64	66
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	52	54
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (d)	21	21
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (d)	5	5
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	151	156
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	76	79
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	75	78
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	72	75
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	32	33
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (d)	175	166
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)	72	70
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	64	65
Freddie Mac Pool #SD8487 4.00% 12/1/2054 (d)	94	89
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)	205	205
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	60	61
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	1	1
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (d)	330	347
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (d)	961	975
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	43	43
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	89	89
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	237	237
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (d)	874	873
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (d)(e)	1,030	833
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (d)(e)	7	7
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (d)(e)	485	460
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (d)(e)	338	330
Uniform Mortgage-Backed Security 5.50% 1/1/2056 (d)(e)	483	490
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (d)(e)	20	20
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (d)(e)	392	361
		18,493

Commercial mortgage-backed securities 0.61%
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(f)	55	57
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(g)	140	144
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (d)(f)(g)	335	339
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (d)(f)(g)	298	299
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(f)(g)	100	104
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(f)(g)	135	139
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (d)(f)(g)	24	24
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (d)(f)(g)	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (d)(f)(g)	157	163
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (d)(f)(g)	100	101
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (d)(f)(g)	131	136
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.10% 3/15/2042 (d)(f)(g)	295	296
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.293% 12/15/2039 (d)(f)(g)	139	139

145	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.624% 7/25/2054 (d)(f)(g)	USD50	$51
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (d)(f)(g)	128	128
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (d)(f)(g)	555	551
		2,771

Collateralized mortgage-backed obligations (privately originated) 0.49%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(f)(g)	66	66
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.174% 5/25/2043 (d)(f)(g)	122	124
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (d)(f)(g)	55	55
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (d)(f)(g)	35	35
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 1/25/2044 (d)(f)(g)	55	55
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2044 (d)(f)(g)	36	36
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.524% 5/25/2044 (d)(f)(g)	121	122
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 2/25/2045 (d)(f)(g)	20	20
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.024% 2/25/2045 (d)(f)(g)	35	36
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 1/25/2045 (d)(f)(g)	23	23
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(g)(h)	189	191
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(g)(h)	98	99
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (d)(g)(h)	96	97
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(f)(g)	82	77
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (d)(g)(h)	70	70
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(g)(h)	136	138
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(g)(h)	180	182
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(g)(h)	197	198
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.201% 2/17/2042 (d)(f)(g)	100	100
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(g)(h)	196	199
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (d)(g)(h)	98	100
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(f)(g)	84	84
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (d)(g)(h)	120	120
		2,227

Other mortgage-backed securities 0.22%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037 (d)	DKK397	58
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (d)	1,054	151
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)	4,925	637
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050 (d)	438	50
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (d)	530	65
Realkredit Danmark AS 1.00% 10/1/2053 (d)	176	22
		983
Total mortgage-backed obligations		24,474

American Funds Insurance Series	146

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes 5.05%
Financials 1.32%
200 Park Funding Trust 5.74% 2/15/2055 (g)	USD100	$100
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (h)	EUR230	257
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (h)	100	125
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (h)	100	123
Banco de Sabadell SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (h)	100	124
Barclays PLC 7.09% 11/6/2029 (1-year GBP-OIS SONIO/N + 2.553% on 11/6/2028) (h)	GBP100	143
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (h)	EUR100	121
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (h)	USD200	221
BPCE SA 4.50% 1/13/2033	EUR100	123
Brown & Brown, Inc. 5.55% 6/23/2035	USD7	7
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (g)(h)	200	208
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (h)	EUR200	242
Chubb INA Holdings, LLC 3.35% 5/3/2026	USD10	10
Chubb INA Holdings, LLC 4.35% 11/3/2045	20	17
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (h)	70	71
Corebridge Financial, Inc. 3.90% 4/5/2032	59	56
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (h)	160	157
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (h)	EUR200	222
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (h)	GBP100	135
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (h)	USD135	141
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (h)	360	381
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (h)	200	201
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (h)	290	331
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (h)	EUR100	130
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (h)	USD85	86
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (h)	280	250
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (h)	220	231
Mastercard, Inc. 2.00% 11/18/2031	102	91
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (h)	294	306
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (h)	150	156
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (h)	EUR175	192
New York Life Insurance Co. 3.75% 5/15/2050 (g)	USD23	17
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (h)	65	74
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (h)	25	26
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280	287
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (g)(h)	330	340
Toronto-Dominion Bank (The) 4.808% 6/3/2030	75	77
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (h)(i)	EUR150	181
		5,960

Utilities 0.61%
Alfa Transmisora De Energia SA 4.55% 9/27/2051	USD197	159
CMS Energy Corp. 3.00% 5/15/2026	180	179
Duke Energy Corp. 3.75% 4/1/2031	EUR100	119
Electricite de France SA 4.25% 1/25/2032	100	123
Electricite de France SA 4.00% 5/7/2037	100	117
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (h)	200	230
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (h)	200	256
Enel Finance International NV 2.125% 7/12/2028 (g)	USD200	190
Enfragen Energia Sur SA 5.375% 12/30/2030	200	186
Engie SA 7.00% 10/30/2028	GBP50	72
Exelon Corp. 3.40% 4/15/2026	USD75	75
Interstate Power and Light Co. 2.30% 6/1/2030	50	46

147	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Pacific Gas and Electric Co. 6.15% 1/15/2033	USD78	$83
Pacific Gas and Electric Co. 6.00% 8/15/2035	120	126
Pacific Gas and Electric Co. 4.95% 7/1/2050	120	102
Pacific Gas and Electric Co. 3.50% 8/1/2050	137	93
Public Service Co. of Colorado 2.70% 1/15/2051	125	76
Southern California Edison Co. 5.45% 3/1/2035	150	152
Southern California Edison Co. 6.20% 9/15/2055	60	61
SP Transmission PLC 2.00% 11/13/2031	GBP100	117
Xcel Energy, Inc. 3.35% 12/1/2026	USD200	199
		2,761

Energy 0.59%
Ecopetrol SA 8.625% 1/19/2029	125	134
Empresa Nacional del Petroleo 5.95% 7/30/2034 (g)	200	210
Enterprise Products Operating, LLC 4.95% 2/15/2035	25	25
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (g)	225	236
Petroleos Mexicanos 6.84% 1/23/2030	1,455	1,479
Petroleos Mexicanos 6.95% 1/28/2060	80	65
Qatar Energy 3.125% 7/12/2041 (g)	320	247
Raizen Fuels Finance SA 6.45% 3/5/2034 (g)	200	163
TotalEnergies Capital SA 5.488% 4/5/2054	85	82
		2,641

Communication services 0.57%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN9,100	522
America Movil, SAB de CV, 9.50% 1/27/2031	2,000	113
America Movil, SAB de CV, 10.30% 1/30/2034	2,000	117
AT&T, Inc. 2.75% 6/1/2031	USD165	152
AT&T, Inc. 5.20% 11/18/2033	GBP100	136
AT&T, Inc. 2.55% 12/1/2033	USD64	55
CCO Holdings, LLC 4.25% 1/15/2034 (g)	75	64
Comcast Corp. 3.55% 5/1/2028	70	69
Comcast Corp. 0.25% 9/14/2029	EUR250	267
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	56
Orange 3.625% 11/16/2031	EUR100	120
Orange 5.625% 1/23/2034	GBP90	127
T-Mobile USA, Inc. 2.05% 2/15/2028	USD200	192
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR100	116
T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	118
Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	152
Verizon Communications, Inc. 2.355% 3/15/2032	USD100	88
Verizon Communications, Inc. 0.75% 3/22/2032	EUR100	101
		2,565

Industrials 0.43%
Boeing Co. (The) 6.298% 5/1/2029	USD95	101
Boeing Co. (The) 6.528% 5/1/2034	604	668
Canadian Pacific Railway Co. 3.00% 12/2/2041	42	32
Canadian Pacific Railway Co. 3.10% 12/2/2051	129	86
Carrier Global Corp. 2.493% 2/15/2027	7	7
CSX Corp. 3.80% 4/15/2050	6	5
CSX Corp. 2.50% 5/15/2051	75	45
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	200	195
Honeywell International, Inc. 3.75% 3/1/2036	EUR100	116
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (g)	USD76	79
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (g)	200	199

American Funds Insurance Series	148

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
RTX Corp. 4.125% 11/16/2028	USD100	$100
RTX Corp. 6.10% 3/15/2034	55	60
RTX Corp. 4.50% 6/1/2042	70	63
Veralto Corp. 4.15% 9/19/2031	EUR100	122
Veralto Corp. 5.45% 9/18/2033	USD40	42
		1,920

Consumer discretionary 0.33%
BMW International Investment BV 4.75% 9/4/2030	GBP100	137
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR200	237
Ford Motor Credit Co., LLC 5.73% 9/5/2030	USD200	203
Ford Motor Credit Co., LLC 6.50% 2/7/2035	200	207
General Motors Financial Co., Inc. 5.90% 1/7/2035	140	146
Hyundai Capital America 1.50% 6/15/2026 (g)	100	99
Hyundai Capital America 5.10% 6/24/2030 (g)	72	74
Hyundai Capital America 4.50% 9/18/2030 (g)	100	100
McDonald’s Corp. 1.60% 3/15/2031 (i)	EUR100	109
Sands China, Ltd. 4.375% 6/18/2030	USD200	197
		1,509

Health care 0.33%
AbbVie, Inc. 5.05% 3/15/2034	25	26
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	25	24
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 2.20% 2/21/2027	200	196
Amgen, Inc. 4.20% 3/1/2033	200	196
Amgen, Inc. 5.65% 3/2/2053	300	294
Bristol-Myers Squibb Co. 5.55% 2/22/2054	60	59
CVS Health Corp. 5.40% 6/1/2029	125	129
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	33	34
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	107	108
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR100	117
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD150	150
UnitedHealth Group, Inc. 5.625% 7/15/2054	65	64
		1,466

Consumer staples 0.32%
Altria Group, Inc. 2.20% 6/15/2027	EUR170	199
BAT Capital Corp. 3.215% 9/6/2026	USD62	62
BAT Capital Corp. 3.557% 8/15/2027	105	104
BAT Capital Corp. 3.462% 9/6/2029	75	73
BAT Capital Corp. 5.625% 8/15/2035	243	253
Campbell’s Co. (The) 4.75% 3/23/2035	47	45
Coca-Cola Co. 4.65% 8/14/2034	61	62
Coca-Cola Co. 3.75% 8/15/2053	EUR125	133
Mars, Inc. 5.20% 3/1/2035 (g)	USD105	108
Minerva Luxembourg SA 8.875% 9/13/2033	200	219
Philip Morris International, Inc. 4.00% 10/29/2030	60	60
Philip Morris International, Inc. 5.75% 11/17/2032	110	118
		1,436

Materials 0.30%
Braskem Netherlands Finance BV 4.50% 1/31/2030	220	86

149	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Braskem Netherlands Finance BV 8.50% 1/12/2031	USD400	$157
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (g)	250	263
Nickel Industries, Ltd. 9.00% 9/30/2030 (g)	200	208
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (h)(j)	276	280
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (g)(h)(j)	46	47
Vale Overseas, Ltd. 3.75% 7/8/2030	94	91
Verallia SAS 3.875% 11/4/2032	EUR200	229
		1,361

Information technology 0.15%
Amphenol Corp. 3.125% 6/16/2032	100	116
Broadcom, Inc. 4.00% 4/15/2029 (g)	USD21	21
Broadcom, Inc. 4.15% 11/15/2030	30	30
Broadcom, Inc. 3.469% 4/15/2034	123	112
Oracle Corp. 2.65% 7/15/2026	216	214
SK hynix, Inc. 1.50% 1/19/2026	200	200
		693

Real estate 0.10%
American Tower Corp. 0.875% 5/21/2029	EUR130	143
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	USD100	103
Equinix, Inc. 2.15% 7/15/2030	176	160
Essex Portfolio, LP 3.375% 4/15/2026	40	40
		446
Total corporate bonds and notes		22,758
Asset-backed obligations 0.54%
Other asset-backed securities 0.29%
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (d)(g)	323	324
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(g)	93	95
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(g)	76	76
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(g)	208	211
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(g)	100	101
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(g)	86	87
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(g)	231	236
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(g)	161	162
		1,292

Credit card 0.11%
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(g)	100	100
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(g)	113	114
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(g)	100	100
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(g)	100	101
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(g)	100	101
		516

Auto loan 0.09%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(g)	125	126
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(g)	148	154
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(g)	100	101
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(g)	10	10
		391

American Funds Insurance Series	150

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)

Collateralized loan obligations 0.04%
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.905% 7/15/2032 (d)(f)(g)	USD181	$180

Student loan 0.01%
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.534% 11/15/2052 (d)(f)(g)	62	63
Total asset-backed obligations		2,442
Federal agency bonds & notes 0.07%
Export-Import Bank of Thailand 5.354% 5/16/2029	200	208
Korea Development Bank 6.75% 7/1/2030	INR10,000	110
		318
Municipals 0.03%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	USD100	74

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	80	55
Total municipals		129
Total bonds, notes & other debt instruments (cost: $134,692,000)		132,358
Investment funds 0.94%	Shares
Capital Group Central Corporate Bond Fund (k)	499,957	4,250
Total investment funds (cost: $3,967,000)		4,250
Short-term securities 6.16%
Money market investments 6.16%
Capital Group Central Cash Fund 3.79% (k)(l)	277,543	27,757
Total short-term securities (cost: $27,752,000)		27,757
Options purchased (equity style) 0.00%
Options purchased (equity style)*		2
Total options purchased (equity style) (cost: $10,000)		2
Total investment securities 100.13% (cost: $367,548,000)		451,054
Other assets less liabilities (0.13)%		(587)
Net assets 100.00%		$450,467

151	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
*Options purchased (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2025 (000)
Put
USD/JPY Foreign Currency Options	BNP Paribas	2/18/2026	JPY147.00	USD2,000	$2
Options purchased (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
Put
10 Year Euro-Bund Futures Option	18	1/23/2026	EUR126.50	EUR1,800	$— (m)
Options written (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
Call
10 Year Euro-Bund Futures Option	(18)	1/23/2026	EUR131.50	EUR(1,800)	$4
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
3 Month CORRA Futures	Long	96	6/17/2026	USD17,086	$52
3 Month CORRA Futures	Short	4	9/16/2026	(712)	1
2 Year Italy Government Bond Futures	Long	44	3/10/2026	5,550	(10)
2 Year Euro-Schatz Futures	Short	22	3/10/2026	(2,761)	3
2 Year Canadian Government Bond Futures	Long	12	3/31/2026	923	(3)
2 Year U.S. Treasury Note Futures	Long	111	4/6/2026	23,176	(5)
5 Year Euro-Bobl Futures	Long	22	3/10/2026	3,003	(15)
5 Year Canadian Government Bond Futures	Long	14	3/31/2026	1,156	(10)
5 Year U.S. Treasury Note Futures	Long	15	4/6/2026	1,640	(5)
10 Year Euro-Bund Futures	Long	5	3/10/2026	750	(5)
10 Year French Government Bond Futures	Short	3	3/10/2026	(425)	3
10 Year Italy Government Bond Futures	Short	8	3/10/2026	(1,130)	5

American Funds Insurance Series	152

American Funds Global Balanced Fund (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
10 Year Australian Treasury Bond Futures	Long	8	3/16/2026	USD584	$3
10 Year Japanese Government Bond Futures	Short	3	3/23/2026	(2,536)	18
10 Year U.S. Treasury Note Futures	Long	26	3/31/2026	2,923	(21)
10 Year Ultra U.S. Treasury Note Futures	Long	6	3/31/2026	690	(7)
10 Year UK Gilt Futures	Short	2	3/31/2026	(246)	1
10 Year Canadian Government Bond Futures	Short	7	3/31/2026	(617)	9
20 Year U.S. Treasury Bond Futures	Long	15	3/31/2026	1,734	(24)
30 Year Euro-Buxl Futures	Short	8	3/10/2026	(1,035)	23
30 Year Ultra U.S. Treasury Bond Futures	Long	13	3/31/2026	1,534	(27)
					$(14)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
TRY	13,630	USD	312	Citibank	1/7/2026	$3
USD	899	MYR	3,710	JPMorgan Chase	1/8/2026	(16)
USD	725	JPY	112,210	Bank of America	1/9/2026	8
USD	355	JPY	54,745	Citibank	1/9/2026	5
USD	277	JPY	42,750	Citibank	1/9/2026	4
CHF	130	USD	163	JPMorgan Chase	1/9/2026	1
CZK	13,595	EUR	562	JPMorgan Chase	1/9/2026	1
USD	21	CLP	19,505	Citibank	1/9/2026	— (m)
USD	464	IDR	7,740,641	Citibank	1/9/2026	— (m)
JPY	33,170	USD	212	BNP Paribas	1/9/2026	— (m)
USD	244	MXN	4,405	Morgan Stanley	1/9/2026	— (m)
USD	78	COP	300,000	Citibank	1/9/2026	(1)
USD	517	CHF	410	Bank of America	1/9/2026	(1)
JPY	10,610	USD	69	Morgan Stanley	1/9/2026	(1)
USD	339	CHF	270	Goldman Sachs	1/9/2026	(2)
USD	1,134	INR	102,200	HSBC Bank	1/9/2026	(2)
USD	415	CZK	8,586	JPMorgan Chase	1/9/2026	(3)
USD	334	GBP	250	Bank of America	1/9/2026	(3)
USD	291	MXN	5,330	UBS AG	1/9/2026	(4)
USD	606	EUR	520	Citibank	1/9/2026	(6)
USD	443	KRW	655,190	Citibank	1/9/2026	(11)
USD	1,103	CAD	1,535	Barclays Bank PLC	1/9/2026	(16)
USD	1,614	KRW	2,363,730	Citibank	1/9/2026	(24)
CNH	17,205	USD	2,438	Citibank	1/12/2026	30
ZAR	3,460	USD	202	Citibank	1/12/2026	6
CNH	4,541	USD	646	Goldman Sachs	1/12/2026	5
EUR	186	CAD	300	HSBC Bank	1/12/2026	1
NZD	47	USD	27	Bank of America	1/12/2026	— (m)
EUR	411	GBP	360	UBS AG	1/12/2026	(1)
USD	64	NOK	651	Morgan Stanley	1/12/2026	(1)
USD	71	RON	310	Citibank	1/12/2026	(1)
USD	123	SGD	160	Citibank	1/12/2026	(1)
USD	264	MXN	4,785	HSBC Bank	1/12/2026	(2)
USD	107	PLN	390	Citibank	1/12/2026	(2)
USD	93	SEK	870	HSBC Bank	1/12/2026	(2)
USD	2,079	AUD	3,141	Morgan Stanley	1/12/2026	(17)

153	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	2,316	HUF	767,740	Citibank	1/12/2026	$(29)
USD	668	THB	20,965	UBS AG	1/14/2026	2
USD	8,604	JPY	1,330,280	Goldman Sachs	1/15/2026	100
EUR	395	DKK	2,950	HSBC Bank	1/15/2026	— (m)
EUR	160	USD	188	JPMorgan Chase	1/15/2026	— (m)
USD	93	ILS	300	HSBC Bank	1/15/2026	(1)
USD	2,540	EUR	2,180	Morgan Stanley	1/15/2026	(24)
USD	7,733	CNH	54,343	Goldman Sachs	1/15/2026	(65)
EUR	529	GBP	465	HSBC Bank	1/16/2026	(5)
USD	3,966	GBP	2,966	Citibank	1/16/2026	(32)
GBP	466	EUR	530	HSBC Bank	1/22/2026	4
USD	631	GBP	470	Morgan Stanley	1/22/2026	(3)
USD	2,832	BRL	15,446	Citibank	1/23/2026	31
USD	288	BRL	1,600	Citibank	1/23/2026	(2)
USD	26,139	EUR	22,194	HSBC Bank	1/26/2026	24
EUR	1,365	USD	1,610	Standard Chartered Bank	1/29/2026	(3)
EUR	3,015	USD	3,548	Morgan Stanley	1/30/2026	1
EUR	1,050	USD	1,236	Morgan Stanley	3/16/2026	3
						$(52)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$— (m)	$—	$— (m)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	1	—	1
3.5175%	Annual	SOFR	Annual	8/15/2027	USD210	1	—	1
SOFR	Annual	3.4925%	Annual	8/19/2027	USD8,340	(21)	—	(21)
SOFR	Annual	3.3395%	Annual	9/23/2027	USD8,510	(2)	—	(2)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP267	12	—	12
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	12	—	12
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR310	4	—	4
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR310	4	—	4
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR310	3	—	3
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK3,700	(2)	—	(2)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR280	4	—	4
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK1,500	1	—	1
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK960	— (m)	—	— (m)
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK970	— (m)	—	— (m)
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	NOK3,540	1	—	1
6-month NOK-NIBOR	Semi-annual	3.99%	Annual	9/22/2030	NOK2,420	1	—	1
6-month NOK-NIBOR	Semi-annual	4.08%	Annual	9/23/2030	NOK2,390	— (m)	—	— (m)
6-month NOK-NIBOR	Semi-annual	4.095%	Annual	9/23/2030	NOK2,390	— (m)	—	— (m)
6-month NOK-NIBOR	Semi-annual	4.09%	Annual	9/23/2030	NOK1,220	— (m)	—	— (m)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP62	(3)	—	(3)

American Funds Insurance Series	154

American Funds Global Balanced Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR180	$14	$—	$14
SOFR	Annual	3.9305%	Annual	9/23/2055	USD940	38	—	38
						$68	$—	$68
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL2,940	$(22)	$—	$(22)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL6,010	22	—	22
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,660	8	—	8
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL1,210	5	—	5
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL740	3	—	3
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL1,530	(22)	—	(22)
							$(6)	$—	$(6)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
ITRAXX.EUR.44	1.00%	Quarterly	12/20/2030	EUR1,520	$(41)	$(38)	$(3)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (n) (000)	Value at 12/31/2025 (o) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD1,928	$44	$44	$— (m)
Investments in affiliates (k)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Investment funds 0.94%
Capital Group Central Corporate Bond Fund	$3,953	$195	$—	$—	$102	$4,250	$195

155	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Investments in affiliates (k) (continued)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 6.16%
Money market investments 6.16%
Capital Group Central Cash Fund 3.79% (l)	$22,187	$115,565	$109,995	$(2)	$2	$27,757	$1,158
Total 7.10%				$(2)	$104	$32,007	$1,353
Restricted securities (i)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (h)	12/4/2024	$163	$181	0.04%
McDonald’s Corp. 1.60% 3/15/2031	9/30/2024	104	109	0.02
Total		$267	$290	0.06%

(a)	Non-income producing.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $899,000, which represented 0.20% of the net assets of the fund.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Represents securities transacted on a TBA basis.
(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,356,000, which represented 2.30% of the net assets of the fund.

(h)	Step bond; coupon rate may change at a later date.
(i)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(j)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(k)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(l)	Rate represents the seven-day yield at 12/31/2025.
(m)	Amount less than one thousand.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

American Funds Insurance Series	156

American Funds Global Balanced Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CZK = Czech korunas
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen

KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
OIS = Overnight Index Swap
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
SONIO/N = Sonio O/N Deposit Rates Swap
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

157	American Funds Insurance Series

The Bond Fund of America
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 95.01%	Principal amount (000)	Value (000)
Mortgage-backed obligations 32.02%
Federal agency mortgage-backed obligations 25.58%
Fannie Mae Pool #AR3058 3.00% 1/1/2028 (a)	USD17	$17
Fannie Mae Pool #AS8018 3.00% 9/1/2031 (a)	22	22
Fannie Mae Pool #BM4741 3.00% 4/1/2032 (a)	9	9
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	1,896	1,813
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (a)	93	88
Fannie Mae Pool #913966 6.00% 2/1/2037 (a)	29	31
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	1,645	1,557
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	677	640
Fannie Mae Pool #945680 6.00% 9/1/2037 (a)	316	334
Fannie Mae Pool #924866 6.015% 10/1/2037 (a)(b)	125	127
Fannie Mae Pool #988588 5.50% 8/1/2038 (a)	140	146
Fannie Mae Pool #889982 5.50% 11/1/2038 (a)	594	620
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (a)	134	138
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (a)	671	686
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (a)	666	685
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)	102,235	89,225
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	639	658
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	322	331
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	292	300
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	161	166
Fannie Mae Pool #AZ3904 4.00% 5/1/2045 (a)	38	37
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	1,540	1,462
Fannie Mae Pool #MA5786 7.00% 7/1/2045 (a)	231	243
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (a)	667	633
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (a)	727	703
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (a)	115	111
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (a)	4,084	3,963
Fannie Mae Pool #BE0592 4.00% 11/1/2046 (a)	289	276
Fannie Mae Pool #BE8885 4.00% 3/1/2047 (a)	702	681
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (a)	31	30
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (a)	3,647	3,424
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (a)	1,721	1,668
Fannie Mae Pool #CA0706 4.00% 11/1/2047 (a)	64	62
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (a)	1,995	1,983
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (a)	1,043	979
Fannie Mae Pool #BJ5749 4.00% 5/1/2048 (a)	14	13
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (a)	5,216	4,728
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (a)	3,839	3,614
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (a)	16,627	16,110
Fannie Mae Pool #FM4891 3.50% 10/1/2048 (a)	15,508	14,679
Fannie Mae Pool #BM4676 4.00% 10/1/2048 (a)	9	9
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	399	379
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (a)	1,046	951
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (a)	703	640
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (a)	2,075	1,957
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (a)	16,776	16,198
Fannie Mae Pool #FM0007 3.50% 9/1/2049 (a)	11,941	11,207
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (a)	3,203	2,996
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (a)	5,177	4,840
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (a)	23,734	22,304
Fannie Mae Pool #CA5504 2.50% 4/1/2050 (a)	11	9
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (a)	249	212
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	4,712	4,072
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (a)	520	441
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (a)	40	33
Fannie Mae Pool #FM5507 3.00% 7/1/2050 (a)	14,584	13,192
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (a)	4,986	4,532
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (a)	1,623	1,441
Fannie Mae Pool #CA6727 2.50% 8/1/2050 (a)	4,629	3,931
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (a)	926	785

American Funds Insurance Series	158

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (a)	USD595	$505
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (a)	927	824
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (a)	1,561	1,277
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	1	1
Fannie Mae Pool #CA7040 2.50% 9/1/2050 (a)	16,492	13,964
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (a)	2,472	2,140
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (a)	854	739
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (a)	405	343
Fannie Mae Pool #BQ2400 2.50% 9/1/2050 (a)	56	48
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	289	258
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (a)	872	738
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	241	209
Fannie Mae Pool #FM4684 2.50% 10/1/2050 (a)	185	158
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (a)	174	148
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (a)	1,369	1,216
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (a)	1,748	1,418
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (a)	5,795	5,023
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (a)	1,078	916
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (a)	650	551
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (a)	24	21
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (a)	14,135	12,789
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	1,008	823
Fannie Mae Pool #CA8025 2.50% 12/1/2050 (a)	925	786
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (a)	979	870
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	6,320	5,161
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (a)	4,745	3,878
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (a)	40	33
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)	20,212	17,285
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (a)	1,512	1,282
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (a)	886	751
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (a)	62	55
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (a)	3,228	2,613
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	693	561
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (a)	364	300
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	4,808	4,141
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (a)	3,395	2,880
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)	342	277
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (a)	7,274	6,157
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (a)	1,651	1,398
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (a)	938	794
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (a)	8,416	6,815
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (a)	1,803	1,460
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (a)	563	456
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	27	22
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (a)	4,788	4,053
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (a)	4,506	3,814
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (a)	2,365	2,020
Fannie Mae Pool #CB0006 2.50% 4/1/2051 (a)	415	353
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (a)	313	265
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (a)	168	142
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (a)	2,923	2,610
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (a)	354	317
Fannie Mae Pool #BT0519 2.00% 5/1/2051 (a)	10,452	8,460
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (a)	1,714	1,387
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	16	13
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (a)	1,856	1,578
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (a)	1,744	1,476
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (a)	573	485
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (a)	464	393
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (a)	157	133

159	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (a)	USD32	$27
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (a)	26	22
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (a)	1,826	1,478
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (a)	480	397
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (a)	1,359	1,150
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	756	640
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (a)	265	237
Fannie Mae Pool #FM7510 3.00% 6/1/2051 (a)	188	168
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (a)	74	61
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (a)	8,398	7,214
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (a)	4,659	3,954
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	4,300	3,640
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	2,294	1,942
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (a)	950	808
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (a)	545	462
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	408	353
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (a)	204	174
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (a)	1,940	1,718
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (a)	764	647
Fannie Mae Pool #FM8442 2.50% 8/1/2051 (a)	191	162
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (a)	1,275	1,129
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	3,030	2,565
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (a)	1,894	1,607
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (a)	1,343	1,139
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	991	849
Fannie Mae Pool #CB1552 2.50% 9/1/2051 (a)	467	398
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (a)	423	358
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (a)	297	253
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (a)	289	245
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (a)	54	46
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (a)	1,890	1,600
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (a)	309	261
Fannie Mae Pool #BT9147 2.50% 10/1/2051 (a)	21	18
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)	2,949	2,633
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	4,282	3,479
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	125	102
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (a)	1,978	1,674
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (a)	92	78
Fannie Mae Pool #FM9810 3.00% 11/1/2051 (a)	843	751
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)	784	637
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (a)	31,768	26,892
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (a)	1,865	1,583
Fannie Mae Pool #FM9693 2.50% 12/1/2051 (a)	1,577	1,335
Fannie Mae Pool #CB2404 2.50% 12/1/2051 (a)	300	254
Fannie Mae Pool #BT5284 3.00% 12/1/2051 (a)	27	24
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (a)	21	20
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	1,799	1,462
Fannie Mae Pool #FS0235 2.50% 1/1/2052 (a)	5,999	5,078
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (a)	5,816	4,923
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (a)	4,273	3,623
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (a)	2,043	1,729
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (a)	1,913	1,622
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (a)	1,695	1,435
Fannie Mae Pool #FS0370 2.50% 1/1/2052 (a)	1,120	948
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (a)	1,086	919
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (a)	329	279
Fannie Mae Pool #BU3083 2.50% 1/1/2052 (a)	295	251
Fannie Mae Pool #FS0454 3.00% 1/1/2052 (a)	897	803
Fannie Mae Pool #BV0273 3.00% 1/1/2052 (a)	568	503
Fannie Mae Pool #BU1410 3.00% 1/1/2052 (a)	540	479

American Funds Insurance Series	160

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	USD14,514	$11,751
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	2,418	1,962
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (a)	787	637
Fannie Mae Pool #BT1967 2.50% 2/1/2052 (a)	1,624	1,383
Fannie Mae Pool #CB3888 2.50% 2/1/2052 (a)	1,367	1,160
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (a)	849	723
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (a)	712	603
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (a)	490	416
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (a)	473	401
Fannie Mae Pool #CB3099 2.50% 2/1/2052 (a)	253	215
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (a)	30	26
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	31,130	28,182
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	1,510	1,222
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	1,214	985
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	1,039	842
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (a)	841	681
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (a)	2,639	2,238
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	1,681	1,431
Fannie Mae Pool #BV5800 2.50% 3/1/2052 (a)	1,000	849
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (a)	627	535
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (a)	377	321
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (a)	34	29
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (a)	4,985	4,417
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (a)	973	862
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (a)	5,431	4,396
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	1,603	1,300
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	724	587
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	30,865	26,126
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (a)	1,508	1,282
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (a)	161	137
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	1,361	1,301
Fannie Mae Pool #FS1655 4.00% 4/1/2052 (a)	251	240
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	3,598	2,923
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (a)	20,039	17,013
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (a)	2,089	1,778
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (a)	1,000	851
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (a)	931	792
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (a)	6,239	5,526
Fannie Mae Pool #CB3780 3.50% 5/1/2052 (a)	1,992	1,847
Fannie Mae Pool #FS5035 2.50% 6/1/2052 (a)	1,366	1,157
Fannie Mae Pool #FS7953 2.50% 6/1/2052 (a)	941	798
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (a)	144	123
Fannie Mae Pool #FS7062 3.00% 6/1/2052 (a)	128	113
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	2,816	2,689
Fannie Mae Pool #BW1931 5.00% 6/1/2052 (a)	3,048	3,051
Fannie Mae Pool #BT8262 5.00% 6/1/2052 (a)	1,360	1,364
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	11,030	9,354
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	2,866	2,426
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (a)	713	606
Fannie Mae Pool #FS7057 2.50% 7/1/2052 (a)	486	412
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (a)	416	354
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (a)	131	112
Fannie Mae Pool #CB4370 3.50% 7/1/2052 (a)	133	123
Fannie Mae Pool #BW0959 5.00% 7/1/2052 (a)	2,763	2,770
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (a)	4,079	3,613
Fannie Mae Pool #FS3955 3.50% 8/1/2052 (a)	988	917
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	521	527
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (a)	436	371
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (a)	97	86
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	246	243

161	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (a)	USD57	$56
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	8,089	8,150
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	8,787	7,137
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (a)	9,197	9,018
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)	2,496	2,452
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	2,325	2,333
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	2,676	2,726
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	2,446	2,492
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)	203	212
Fannie Mae Pool #BX1132 4.50% 11/1/2052 (a)	747	732
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	132	132
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (a)	31	32
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (a)	571	506
Fannie Mae Pool #BX5927 4.00% 1/1/2053 (a)	269	257
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (a)	19,964	20,043
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (a)	666	566
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	4,448	4,245
Fannie Mae Pool #MA4918 5.00% 2/1/2053 (a)	562	563
Fannie Mae Pool #BW5268 4.00% 3/1/2053 (a)	292	279
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (a)	146	146
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	3,619	3,693
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	391	399
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	771	800
Fannie Mae Pool #BY0255 2.50% 4/1/2053 (a)	415	352
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (a)	4,195	3,985
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (a)	630	616
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	14,804	14,830
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (a)	79	79
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (a)	900	917
Fannie Mae Pool #CB6033 6.00% 4/1/2053 (a)	16,585	17,191
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	4,543	4,332
Fannie Mae Pool #CB6985 4.00% 5/1/2053 (a)	398	380
Fannie Mae Pool #CB6297 4.00% 5/1/2053 (a)	29	28
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	2,798	2,811
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	2,618	2,626
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	5,432	5,531
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	6,260	6,463
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (a)	602	534
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	2,798	2,740
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	5,834	5,938
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	4,483	4,552
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (a)	307	313
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	3,478	3,580
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	2,196	2,263
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	1,608	1,666
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	5,869	4,759
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (a)	3,516	2,981
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (a)	147	125
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (a)	74	70
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	19,056	18,668
Fannie Mae Pool #BY4459 5.00% 7/1/2053 (a)	573	575
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (a)	93	93
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	3,147	3,203
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (a)	6,667	6,985
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	16,853	17,147
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (a)	11,483	11,698
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (a)	5,803	5,912
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (a)	499	509
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	4,344	4,471
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (a)	12,932	13,443

American Funds Insurance Series	162

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	USD7,282	$6,932
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (a)	11,429	11,637
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (a)	6,228	6,344
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (a)	122	126
Fannie Mae Pool #BY1399 3.50% 11/1/2053 (a)	996	924
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (a)	59,822	59,898
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	1,777	1,855
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (a)	26	27
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	1,830	1,859
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	692	728
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	4,556	4,777
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	1,089	1,134
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	2,852	2,787
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	2,362	2,399
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	1,652	1,678
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	6,318	6,548
Fannie Mae Pool #DA7831 6.00% 2/1/2054 (a)	1,519	1,563
Fannie Mae Pool #BY8083 4.00% 3/1/2054 (a)	24	23
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (a)	13,809	13,524
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (a)	17,416	17,717
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	1,474	1,497
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (a)	4,540	4,705
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	3,068	3,162
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (a)	1,522	1,564
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	3,733	3,921
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	4,653	4,755
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	5,114	5,317
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (a)	508	517
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (a)	330	339
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	180	185
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	2,472	2,509
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (a)	1,796	1,836
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	17,336	18,002
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	1,183	1,220
Fannie Mae Pool #DB5030 6.00% 6/1/2054 (a)	988	1,017
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	9,692	10,110
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (a)	1,788	1,858
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	6,662	6,796
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (a)	1,423	1,454
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	22,751	23,374
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	4,671	4,862
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	2,409	2,490
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	2,072	2,152
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	1,995	2,050
Fannie Mae Pool #DB7685 6.00% 7/1/2054 (a)	1,192	1,228
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	1,011	1,039
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	476	489
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	14,751	15,441
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	4,002	4,177
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	2,375	2,495
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (a)	132	135
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	37,577	38,607
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (a)	1,276	1,312
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	1,163	1,195
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	805	828
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	211	219
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	98	101
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	88	91
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	2,102	2,201
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	1,776	1,858

163	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)	USD83	$86
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	3,274	3,323
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	1,600	1,639
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	1,203	1,229
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	362	372
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)	212	218
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	177	182
Fannie Mae Pool #DC2270 6.00% 9/1/2054 (a)	82	85
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)	254	264
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	765	786
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	1,794	1,791
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	4,170	4,231
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (a)	3,008	3,091
Fannie Mae Pool #MA5550 4.00% 12/1/2054 (a)	9,840	9,342
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	263	257
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (a)	89	87
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (a)	31	31
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	137	137
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (a)	3,685	3,821
Fannie Mae Pool #BU5233 6.00% 12/1/2054 (a)	1,407	1,451
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	426	437
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	320	329
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (a)	286	295
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (a)	726	754
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (a)	1,747	1,772
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	1,418	1,464
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	408	419
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (a)	1,703	1,774
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (a)	1,201	1,259
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (a)	2,295	2,242
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	2,689	2,729
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	11,644	11,962
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	456	463
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	4,785	4,916
Fannie Mae Pool #190445 6.50% 3/1/2055 (a)	3,293	3,423
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (a)	638	664
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (a)	24,751	26,039
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	7,959	7,557
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	4,581	4,707
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	273	281
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	271	278
Fannie Mae Pool #DD6277 7.00% 4/1/2055 (a)	1,000	1,057
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (a)	1,744	1,656
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	271	271
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	4,402	4,523
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (a)	1,000	1,053
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	9,433	9,573
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (a)	456	463
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	9,679	9,946
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (a)	4,428	4,550
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (a)	1,916	1,993
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	1,720	1,788
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (a)	5,302	5,379
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (a)	3,902	3,991
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	2,134	2,221
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	266	273
Fannie Mae Pool #FA2203 7.00% 8/1/2055 (a)	7,268	7,648
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (a)	1,778	1,804
Fannie Mae Pool #MA5850 4.00% 10/1/2055 (a)	3,032	2,878
Fannie Mae Pool #DF4985 3.50% 11/1/2055 (a)	117	108

American Funds Insurance Series	164

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (a)	USD64	$60
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (a)	9,299	8,557
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (a)	6,890	6,331
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (a)	14,526	12,733
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	17,453	15,210
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	955	934
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	4,507	4,102
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (a)	3	3
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (a)	13	14
Fannie Mae, Series 2002-W1, Class 2A, 4.346% 2/25/2042 (a)(b)	14	14
Freddie Mac Pool #ZS8507 3.00% 11/1/2028 (a)	38	37
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (a)	645	639
Freddie Mac Pool #A15120 5.50% 10/1/2033 (a)	34	35
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (a)	29	28
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	2,359	2,233
Freddie Mac Pool #G05196 5.50% 10/1/2038 (a)	35	37
Freddie Mac Pool #G05267 5.50% 12/1/2038 (a)	27	28
Freddie Mac Pool #G06020 5.50% 12/1/2039 (a)	50	52
Freddie Mac Pool #G05860 5.50% 2/1/2040 (a)	165	172
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (a)	1,723	1,512
Freddie Mac Pool #A93948 4.50% 9/1/2040 (a)	123	124
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (a)	5,103	4,420
Freddie Mac Pool #G06868 4.50% 4/1/2041 (a)	123	124
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (a)	8,835	7,709
Freddie Mac Pool #G06841 5.50% 6/1/2041 (a)	284	296
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (a)	14,578	13,555
Freddie Mac Pool #RA6996 2.50% 3/1/2047 (a)	53	46
Freddie Mac Pool #ZT2100 3.00% 4/1/2047 (a)	86	77
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	764	737
Freddie Mac Pool #G08789 4.00% 11/1/2047 (a)	467	454
Freddie Mac Pool #G61733 3.00% 12/1/2047 (a)	3,819	3,493
Freddie Mac Pool #G67709 3.50% 3/1/2048 (a)	9,857	9,326
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)	722	698
Freddie Mac Pool #G61628 3.50% 9/1/2048 (a)	229	216
Freddie Mac Pool #Q58494 4.00% 9/1/2048 (a)	927	898
Freddie Mac Pool #ZN4842 3.50% 4/1/2049 (a)	489	459
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (a)	1,487	1,395
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (a)	7,977	7,515
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (a)	21,733	19,714
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (a)	4,364	3,777
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (a)	26	22
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	281	251
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (a)	1,774	1,506
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (a)	62	52
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (a)	1,677	1,497
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (a)	5,209	4,516
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (a)	1,176	997
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (a)	54	46
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (a)	24	20
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (a)	1,866	1,581
Freddie Mac Pool #RA4242 2.50% 1/1/2051 (a)	929	794
Freddie Mac Pool #QB7973 3.00% 1/1/2051 (a)	627	556
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (a)	1,676	1,360
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (a)	402	331
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	95	77
Freddie Mac Pool #SI2114 2.50% 2/1/2051 (a)	110	93
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	60,614	49,440
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (a)	1,716	1,391
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (a)	2,236	1,893
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (a)	2,150	1,751

165	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (a)	USD217	$183
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (a)	156	132
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (a)	1,783	1,443
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (a)	1,748	1,415
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	1,566	1,268
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	1,219	1,000
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (a)	1,050	937
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (a)	1,882	1,523
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (a)	2,221	1,918
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (a)	736	623
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (a)	65	56
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (a)	57	48
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (a)	1,869	1,583
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (a)	539	458
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	5,474	4,938
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (a)	752	612
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (a)	9,553	8,201
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (a)	7,375	6,243
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (a)	2,089	1,768
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (a)	1,784	1,515
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (a)	869	736
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (a)	445	377
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (a)	49	42
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (a)	1,824	1,616
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (a)	966	863
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (a)	1,848	1,568
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)	6,114	5,458
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (a)	1,727	1,557
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (a)	1,991	1,854
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	2,230	1,807
Freddie Mac Pool #QC9944 2.50% 11/1/2051 (a)	2,658	2,250
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	1,316	1,138
Freddie Mac Pool #RA6411 2.50% 11/1/2051 (a)	101	85
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (a)	1,081	966
Freddie Mac Pool #QD0981 3.00% 11/1/2051 (a)	519	460
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (a)	1,638	1,329
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	782	635
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	5,000	4,242
Freddie Mac Pool #RA6433 2.50% 12/1/2051 (a)	2,487	2,105
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (a)	1,071	910
Freddie Mac Pool #QD2659 2.50% 12/1/2051 (a)	1,000	848
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (a)	625	529
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (a)	30	27
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (a)	18	16
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	3,958	3,360
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (a)	2,538	2,162
Freddie Mac Pool #QD4840 2.50% 1/1/2052 (a)	656	555
Freddie Mac Pool #RA6634 2.50% 1/1/2052 (a)	481	409
Freddie Mac Pool #QD5254 2.50% 1/1/2052 (a)	461	393
Freddie Mac Pool #SD0854 2.50% 1/1/2052 (a)	9	7
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	3,749	3,379
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (a)	620	550
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	1,583	1,281
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (a)	800	650
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (a)	962	816
Freddie Mac Pool #SD0847 2.50% 2/1/2052 (a)	681	577
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (a)	386	328
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (a)	221	188
Freddie Mac Pool #QD7360 2.50% 2/1/2052 (a)	163	139
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (a)	59	50

American Funds Insurance Series	166

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	USD590	$549
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	2,211	1,793
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	1,749	1,419
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)	895	724
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (a)	823	666
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	477	387
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	166	134
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (a)	1,000	848
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (a)	777	661
Freddie Mac Pool #QE0888 2.50% 3/1/2052 (a)	719	612
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (a)	69	58
Freddie Mac Pool #SD2494 3.50% 3/1/2052 (a)	985	914
Freddie Mac Pool #QD8689 3.50% 3/1/2052 (a)	968	897
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	1,222	992
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	1,649	1,396
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (a)	536	454
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (a)	249	212
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (a)	217	184
Freddie Mac Pool #QE1585 2.50% 4/1/2052 (a)	189	160
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (a)	120	101
Freddie Mac Pool #SD1658 2.50% 4/1/2052 (a)	116	99
Freddie Mac Pool #QD9585 3.50% 4/1/2052 (a)	1,386	1,286
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (a)	1,626	1,383
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (a)	359	305
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	40,800	36,239
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	3,495	3,099
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	46	41
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (a)	743	689
Freddie Mac Pool #QE4084 6.50% 6/1/2052 (a)	96	101
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	63,490	53,744
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (a)	8,319	7,055
Freddie Mac Pool #SD4074 2.50% 7/1/2052 (a)	1,927	1,631
Freddie Mac Pool #SD3416 2.50% 7/1/2052 (a)	856	724
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)	462	392
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (a)	184	156
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	4,157	3,686
Freddie Mac Pool #SL0643 3.00% 7/1/2052 (a)	825	732
Freddie Mac Pool #QE8971 3.50% 7/1/2052 (a)	165	153
Freddie Mac Pool #QE5698 5.00% 7/1/2052 (a)	1,534	1,538
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	86	70
Freddie Mac Pool #SD1408 2.50% 8/1/2052 (a)	185	158
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (a)	534	478
Freddie Mac Pool #SD3324 3.50% 8/1/2052 (a)	382	354
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	71	70
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	3,868	3,430
Freddie Mac Pool #SD6584 3.50% 9/1/2052 (a)	—	— (c)
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	310	304
Freddie Mac Pool #QF1205 4.50% 9/1/2052 (a)	283	277
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	73	71
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	46	45
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	30	30
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	5,497	5,618
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (a)	15,322	14,777
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (a)	5,294	5,128
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)	15,567	15,265
Freddie Mac Pool #QF2692 5.00% 11/1/2052 (a)	3,449	3,457
Freddie Mac Pool #QF2926 5.00% 11/1/2052 (a)	3,079	3,086
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	1,951	1,987
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (a)	61	63
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	37	39

167	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	USD1,005	$891
Freddie Mac Pool #SD2065 4.00% 12/1/2052 (a)	970	926
Freddie Mac Pool #RA8200 4.00% 12/1/2052 (a)	509	485
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (a)	1,035	1,077
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	14,659	14,371
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	184	184
Freddie Mac Pool #RA8423 6.00% 1/1/2053 (a)	2,713	2,812
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)	2,093	2,097
Freddie Mac Pool #SD2462 5.50% 2/1/2053 (a)	35,993	36,698
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (a)	22,138	22,561
Freddie Mac Pool #QF8083 6.00% 2/1/2053 (a)	12,706	13,106
Freddie Mac Pool #QF9463 4.00% 3/1/2053 (a)	2,564	2,443
Freddie Mac Pool #SD2610 4.00% 3/1/2053 (a)	1,624	1,544
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)	72	69
Freddie Mac Pool #RA8720 4.00% 4/1/2053 (a)	2,530	2,414
Freddie Mac Pool #SD8314 4.50% 4/1/2053 (a)	186	182
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	4,268	4,289
Freddie Mac Pool #QG1268 5.00% 4/1/2053 (a)	576	577
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	516	515
Freddie Mac Pool #QG2977 4.00% 5/1/2053 (a)	185	177
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	31	31
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	7,837	7,851
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	7,503	7,638
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	3,211	3,279
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	2,167	2,199
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	12,391	12,781
Freddie Mac Pool #QG5002 4.00% 6/1/2053 (a)	572	544
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	5,257	5,265
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	17,958	18,267
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (a)	5,679	5,852
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	2,746	2,829
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	604	633
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	523	548
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	497	524
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	489	515
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	343	362
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	275	289
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	166	173
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	155	166
Freddie Mac Pool #QG7153 4.00% 7/1/2053 (a)	5,072	4,841
Freddie Mac Pool #QG6067 4.00% 7/1/2053 (a)	537	510
Freddie Mac Pool #QG7958 4.00% 7/1/2053 (a)	65	62
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	243	243
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	6,917	7,046
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (a)	456	465
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (a)	7,709	7,974
Freddie Mac Pool #SD3434 6.00% 7/1/2053 (a)	2,669	2,751
Freddie Mac Pool #QG8958 4.00% 8/1/2053 (a)	471	448
Freddie Mac Pool #QG9629 4.00% 8/1/2053 (a)	393	373
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (a)	2,170	2,208
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (a)	2,138	2,177
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (a)	1,725	1,755
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (a)	1,330	1,355
Freddie Mac Pool #SD3639 6.00% 8/1/2053 (a)	4,095	4,223
Freddie Mac Pool #QH1059 6.00% 9/1/2053 (a)	8,774	9,055
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (a)	1,324	1,374
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	1,002	1,042
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)	45,147	46,931
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (a)	761	762
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	12,533	12,903

American Funds Insurance Series	168

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (a)	USD3,006	$3,128
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	572	573
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (a)	17,181	17,495
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)	1,888	1,942
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)	11,557	12,126
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	1,610	1,678
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (a)	34	35
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (a)	4,609	4,749
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (a)	2,681	2,790
Freddie Mac Pool #QH9285 2.50% 1/1/2054 (a)	108	91
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	543	566
Freddie Mac Pool #SD5910 4.00% 2/1/2054 (a)	184	176
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	703	714
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	4,478	4,607
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (a)	3,302	3,400
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	164	169
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (a)	4,155	4,351
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	376	382
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	2,336	2,388
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	1,714	1,742
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (a)	7,087	7,322
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	4,925	5,097
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	4,176	4,339
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (a)	1,879	1,956
Freddie Mac Pool #SD8421 6.00% 4/1/2054 (a)	145	150
Freddie Mac Pool #SD5316 6.00% 4/1/2054 (a)	20	21
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	5,247	5,510
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (a)	1,868	1,865
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (a)	35,963	36,756
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (a)	4,545	4,653
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	2,621	2,693
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	5,138	5,371
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	2,633	2,689
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	925	946
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (a)	22,984	23,769
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	103	106
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	5,550	5,829
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	1,766	1,801
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	19,112	19,635
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	12,328	12,863
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	2,726	2,810
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	2,538	2,625
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	207	213
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	6,231	6,477
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	2,247	2,358
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (a)	2,034	2,044
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (a)	1,389	1,392
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (a)	1,302	1,302
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)	3	3
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	7,892	8,108
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	4,491	4,623
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	2,184	2,252
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	523	539
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	128	133
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (a)	62	64
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	11,370	11,901
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	10,081	10,552
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)	6,028	6,266
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	4,125	4,326
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	2,688	2,815

169	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	USD1,700	$1,776
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	887	925
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	7	7
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	4,124	4,292
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	453	467
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	237	245
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	224	233
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	216	225
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	138	142
Freddie Mac Pool #QJ3982 6.00% 9/1/2054 (a)	42	43
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (a)	22	23
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	4,015	4,192
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	2,325	2,430
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	1,696	1,770
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	1,067	1,109
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	922	967
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	955	969
Freddie Mac Pool #QJ5971 6.00% 10/1/2054 (a)	144	149
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (a)	46	47
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (a)	22	23
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	4,703	4,900
Freddie Mac Pool #QJ7714 6.50% 10/1/2054 (a)	123	128
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (a)	4,196	3,984
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	4,697	4,590
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	2,596	2,593
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	10,494	10,659
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	10,239	10,390
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (a)	2,822	2,904
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	3,344	3,338
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	6	6
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	253	256
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (a)	13	13
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (a)	260	268
Freddie Mac Pool #QX0548 6.50% 12/1/2054 (a)	673	700
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	1,300	1,319
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	5,110	5,292
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	2,130	2,217
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	2,041	2,097
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	1,547	1,603
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	517	531
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)	5,331	5,609
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	4,537	4,432
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	2,707	2,781
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	1,637	1,692
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	4,159	4,273
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	6,166	6,409
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	6,852	7,040
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	749	770
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (a)	1,000	1,061
Freddie Mac Pool #QY0611 7.00% 4/1/2055 (a)	1,000	1,056
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	190	190
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (a)	5,143	5,218
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	3,005	3,088
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	859	858
Freddie Mac Pool #RJ4979 5.50% 6/1/2055 (a)	222	225
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (a)	3,937	3,929
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)	11,844	12,016
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	17,994	18,482
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	640	658
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (a)	2,080	2,162

American Funds Insurance Series	170

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	USD7,619	$7,826
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (a)	3,830	3,935
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (a)	1,894	1,921
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (a)	949	880
Freddie Mac Pool #RQ0082 4.00% 1/1/2056 (a)	4,000	3,796
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035 (a)	33	34
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (a)	88	92
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (a)(b)	3,461	3,484
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (a)	77	68
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (a)	69	61
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(b)	5,318	5,222
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (a)	1,306	1,273
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	7,344	7,165
Government National Mortgage Assn. 2.00% 1/1/2056 (a)(d)	6,176	5,117
Government National Mortgage Assn. 2.50% 1/1/2056 (a)(d)	4,300	3,710
Government National Mortgage Assn. 5.00% 1/1/2056 (a)(d)	135	135
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (a)	8,842	8,480
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	24	24
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049 (a)	3,633	3,619
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (a)	8,144	7,513
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	1,845	1,530
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	3,200	2,653
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (a)	7,322	6,269
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	2,712	2,317
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	2,624	2,247
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	3,845	3,320
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	3,308	2,836
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	214	193
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	165	149
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	4,422	4,076
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (a)	4,579	4,123
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	3,773	3,460
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	20,329	18,786
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (a)	7,218	6,880
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	5,056	4,813
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (a)	3,238	3,176
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	11,481	11,248
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	2,951	2,958
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	7,397	7,249
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	12,305	12,036
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	1,705	1,621
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	20,281	19,787
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (a)	3,466	3,505
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	2,039	2,062
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)	7,908	7,992
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	12,832	12,970
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	1,451	1,083
Uniform Mortgage-Backed Security 2.00% 1/1/2041 (a)(d)	5,845	5,413
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (a)(d)	53,078	42,918
Uniform Mortgage-Backed Security 3.00% 1/1/2056 (a)(d)	4,335	3,835
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (a)(d)	154	142
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (a)(d)	20,135	19,659
Uniform Mortgage-Backed Security 5.00% 1/1/2056 (a)(d)	23,668	23,607
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (a)(d)	1,089	1,132
Uniform Mortgage-Backed Security 7.00% 1/1/2056 (a)(d)	12,098	12,733
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (a)(d)	27,516	25,355
Uniform Mortgage-Backed Security 4.00% 2/1/2056 (a)(d)	17,770	16,847
		2,904,435

171	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Commercial mortgage-backed securities 3.57%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.494% 6/15/2040 (a)(b)(e)	USD11,443	$11,504
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(e)	11,892	11,486
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.442% 7/15/2041 (a)(b)(e)	1,251	1,254
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (a)	770	764
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (a)	100	98
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (a)(b)	684	731
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (a)(b)	500	534
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (a)	3,537	3,702
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (a)	123	121
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (a)	1,018	965
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (a)	295	271
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (a)	2,541	2,522
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (a)(b)	781	785
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (a)(b)	3,361	3,507
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (a)(b)	2,174	2,275
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (a)(b)	2,774	2,910
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (a)(b)	7,780	8,150
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 5.865% 6/15/2027 (a)(b)(e)	8,476	8,500
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.291% 5/15/2034 (a)(b)(e)	2,183	2,186
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 4.612% 11/15/2036 (a)(b)(e)	10,670	10,664
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.241% 4/15/2037 (a)(b)(e)	2,778	2,783
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.715% 11/15/2038 (a)(b)(e)	7,785	7,782
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.115% 11/15/2038 (a)(b)(e)	264	264
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.365% 11/15/2038 (a)(b)(e)	78	78
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 5.715% 11/15/2038 (a)(b)(e)	118	118
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.74% 1/17/2039 (a)(b)(e)	8,600	8,597
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (a)(b)(e)	26,909	27,302
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.442% 8/15/2041 (a)(b)(e)	7,715	7,740
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (a)(b)(e)	28,535	28,830
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (a)(b)(e)	25,957	26,020
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.641% 7/15/2041 (a)(b)(e)	1,514	1,518
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.392% 8/15/2041 (a)(b)(e)	5,461	5,460
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(b)(e)	19,044	19,637
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (a)	244	243
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (a)(b)(e)	8,924	9,165
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (a)(e)	966	996
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (a)(e)	1,121	1,157
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/12/2040 (a)(b)(e)	862	893
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (a)	200	198
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(b)(e)	7,301	7,455
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.05% 10/15/2042 (a)(b)(e)	9,486	9,514
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (a)(b)	2,432	2,494
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (a)(b)(e)	1,508	1,513
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(b)(e)	10,443	10,568
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (a)	400	395
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (a)	100	98
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (a)	1,536	1,414
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (a)(b)(e)	8,260	8,278
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (a)(b)(e)	15,120	15,694
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (a)(b)(e)	1,478	1,497
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (a)(b)(e)	24,720	25,650
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.10% 3/15/2042 (a)(b)(e)	28,416	28,487
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (a)	640	633

American Funds Insurance Series	172

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (a)	USD240	$236
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(e)	6,854	6,204
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (a)(b)	2,040	2,024
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.293% 12/15/2039 (a)(b)(e)	13,015	13,029
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (a)	59	58
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (a)	245	243
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (a)(b)(e)	4,409	4,422
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.142% 5/15/2039 (a)(b)(e)	3,848	3,847
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(e)	4,065	3,639
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 4.944% 11/15/2038 (a)(b)(e)	221	221
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.194% 11/15/2038 (a)(b)(e)	118	118
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (a)(b)(e)	26,882	26,674
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (a)	2,550	2,540
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (a)	1,019	975
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (a)(b)	5,667	5,970
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (a)	205	204
		405,804

Collateralized mortgage-backed obligations (privately originated) 2.87%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(b)(e)	1,464	1,328
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(e)	49	47
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(e)(f)	3,728	3,648
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(e)(f)	11,242	11,004
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(b)(e)	532	504
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(b)(e)	159	157
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(e)	631	582
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(b)(e)	1,869	1,865
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(b)(e)	12,435	12,207
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(b)(e)	4,882	4,673
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(b)(e)	107	101
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(b)(e)	969	884
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.274% 12/25/2042 (a)(b)(e)	411	420
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.174% 5/25/2043 (a)(b)(e)	2,028	2,067
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (a)(b)(e)	1,083	1,091
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (a)(b)(e)	517	519
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.924% 1/25/2044 (a)(b)(e)	2,503	2,501
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 1/25/2044 (a)(b)(e)	507	511
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 2/25/2044 (a)(b)(e)	242	242
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 2/25/2044 (a)(b)(e)	1,053	1,060
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2044 (a)(b)(e)	1,578	1,577
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.924% 9/25/2044 (a)(b)(e)	167	167
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.474% 9/25/2044 (a)(b)(e)	1,584	1,586

173	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 2/25/2045 (a)(b)(e)	USD1,955	$1,959
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.024% 2/25/2045 (a)(b)(e)	3,390	3,397
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2045 (a)(b)(e)	5,187	5,202
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(b)(e)	1,632	1,365
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(b)(e)	1,791	1,498
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.824% 6/25/2042 (a)(b)(e)	101	103
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.024% 9/25/2042 (a)(b)(e)	123	124
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.574% 9/25/2042 (a)(b)(e)	1,519	1,585
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 5.224% 2/25/2044 (a)(b)(e)	2,438	2,440
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2044 (a)(b)(e)	10,256	10,273
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 4.874% 10/25/2044 (a)(b)(e)	62	62
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.324% 10/25/2044 (a)(b)(e)	1,648	1,648
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2045 (a)(b)(e)	2,282	2,288
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2045 (a)(b)(e)	6,559	6,560
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(e)(f)	3,684	3,725
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(b)(e)	1,568	1,444
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(e)(f)	655	644
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (a)(e)	3,828	3,748
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(e)(f)	13,470	13,613
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(b)(e)	537	548
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(e)	591	592
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(e)	1,805	1,808
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(b)(e)	1,819	1,679
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(e)(f)	17,976	18,016
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(e)(f)	3,098	3,108
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.637% 3/25/2053 (a)(b)(e)	2,237	2,233
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.695% 4/25/2053 (a)(b)(e)	1,698	1,685
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(e)(f)	5,345	5,395
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(e)(f)	2,650	2,674
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(e)(f)	5,910	5,981
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(e)(f)	5,619	5,690
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(e)(f)	14,545	14,727
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(e)(f)	4,358	4,369
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(e)(f)	16,390	16,559
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(b)(e)	7,668	7,687
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(b)(e)	1,245	1,117
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(e)	1,077	1,063
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(b)(e)	1,044	1,005
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(e)	14,298	13,641
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(e)	4,038	3,852
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(e)(f)	2,983	2,892
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.50% 10/17/2041 (a)(b)(e)	6,364	6,389
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(e)	6,910	6,344
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.03% 7/25/2065 (a)(b)(e)	3,039	3,071
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(g)	1,368	1,368
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (a)(e)	5,017	4,955

American Funds Insurance Series	174

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(e)	USD8,559	$8,592
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(e)	7,453	7,456
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(e)	3,343	3,324
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(e)(f)	12,295	12,443
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(e)(f)	5,466	5,541
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(e)(f)	11,832	11,940
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(b)(e)	3,935	3,959
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(e)(f)	19,755	19,928
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(e)(f)	4,404	4,425
		326,475
Total mortgage-backed obligations		3,636,714
Corporate bonds and notes 30.21%
Financials 9.16%
AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,836
AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	10,152
AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,104
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (e)(f)	1,597	1,696
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (e)(f)	1,995	2,109
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (f)	EUR437	524
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (f)	2,840	3,647
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (f)	4,065	5,061
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (f)	USD359	392
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (f)	1,618	1,661
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (f)	4,927	5,120
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (f)	2,464	2,603
American International Group, Inc. 4.85% 5/7/2030	24,445	25,070
American International Group, Inc. 5.125% 3/27/2033	2,749	2,831
Aon Corp. 5.35% 2/28/2033	1,083	1,128
Aon North America, Inc. 5.15% 3/1/2029	3,015	3,103
Aon North America, Inc. 5.30% 3/1/2031	1,005	1,048
Aon North America, Inc. 5.45% 3/1/2034	2,550	2,651
Aon North America, Inc. 5.75% 3/1/2054	1,163	1,158
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,140	3,215
Arthur J. Gallagher & Co. 5.15% 2/15/2035	1,845	1,866
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,845	1,772
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (f)	1,400	1,377
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (f)	4,295	4,226
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (f)	2,635	2,646
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (f)	3,202	3,055
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (f)	339	354
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029) (f)	1,150	1,144
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (f)	24,072	21,536
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (f)	41,179	36,834
Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,411
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	1,909
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (f)	USD2,585	2,617
Block, Inc. 2.75% 6/1/2026	1,975	1,964
Block, Inc. 5.625% 8/15/2030 (e)	1,735	1,771
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (e)(f)	13,134	12,934
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (e)(f)	3,594	3,403
BPCE SA 0.895% 12/14/2026	JPY100,000	636
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (e)(f)	USD2,150	2,151
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (e)(f)	5,000	5,307
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (e)(f)	1,285	1,331
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (e)(f)	1,845	1,929

175	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (e)(f)	USD3,814	$3,917
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (e)(f)	4,503	4,698
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (e)(f)	10,948	11,375
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (e)(f)	1,900	2,121
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (f)	515	529
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (f)	1,204	1,302
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (f)	2,920	3,110
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (f)	2,445	2,539
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	483
Chubb INA Holdings, LLC 3.35% 5/3/2026	2,020	2,017
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,400	4,503
Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,761
Citibank, NA 5.803% 9/29/2028	4,100	4,300
Citigroup, Inc. 4.60% 3/9/2026	1,800	1,801
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (f)	7,800	8,006
Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030) (f)	933	933
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (f)	20,610	21,059
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (f)	3,937	3,574
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (f)	990	907
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (f)	3,090	2,951
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (f)	123	129
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (f)	1,874	1,918
Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,890
Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,479
Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,764
Corebridge Financial, Inc. 4.35% 4/5/2042	361	310
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026) (e)(f)	2,450	2,445
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (e)(f)	2,990	2,940
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (e)(f)	2,975	2,982
Deutsche Bank AG 4.10% 1/13/2026	7,305	7,305
Deutsche Bank AG 4.10% 1/13/2026	857	857
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (f)	17,595	17,308
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (f)	1,590	1,518
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (f)	3,200	3,265
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (e)(f)	1,200	1,188
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026) (f)	EUR1,845	2,165
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (f)	4,230	4,954
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (f)	3,855	4,900
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (f)	12,035	15,267
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (f)	390	487
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (f)	USD205	216
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (f)	1,968	2,000
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031) (f)	11,396	11,964
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026) (f)	3,030	3,015
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (f)	13,275	13,046
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (f)	12,997	12,780
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (f)	3,703	3,646
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (f)	5,534	5,505
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (f)	4,895	4,952
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (f)	20,687	21,617
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (f)	14,659	15,144
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (f)	12,107	12,081
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (f)	3,160	2,319
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (f)	14,232	13,551
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (f)	9,437	8,581
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (f)	2,000	2,064
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (f)	1,680	1,703

American Funds Insurance Series	176

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Intesa Sanpaolo SpA 5.71% 1/15/2026 (e)	USD15,400	$15,408
Intesa Sanpaolo SpA 3.875% 7/14/2027 (e)	6,250	6,235
Intesa Sanpaolo SpA 3.875% 1/12/2028 (e)	1,986	1,973
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (e)(f)	5,100	6,064
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	705	673
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (f)	323	322
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (f)	1,400	1,422
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (f)	20,000	20,213
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (f)	2,678	2,732
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (f)	8,670	8,805
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (f)	11,980	12,022
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (f)	6,480	6,762
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (f)	10,724	11,012
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)	6,549	6,643
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (f)	3,870	4,001
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (f)	700	698
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (f)	791	706
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (f)	5,313	4,796
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (f)	19,889	20,526
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	51,163	53,698
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (f)	2,415	2,386
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (e)(f)	1,375	1,420
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (f)	1,625	1,643
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (f)	200	203
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (f)	1,979	2,084
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,285	2,316
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	250	245
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,060	1,985
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (e)(f)	1,405	1,559
MetLife, Inc. 5.375% 7/15/2033	1,279	1,349
Metropolitan Life Global Funding I 5.40% 9/12/2028 (e)	840	870
Metropolitan Life Global Funding I 4.85% 1/8/2029 (e)	2,050	2,093
Metropolitan Life Global Funding I 5.15% 3/28/2033 (e)	619	637
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (f)	6,200	6,114
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (f)	2,225	2,185
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (f)	1,430	1,472
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (f)	763	784
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (f)	1,367	1,349
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (f)	1,701	1,769
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (f)	2,020	2,090
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (f)	13,336	13,148
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (f)	350	357
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (f)	21,869	22,369
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (f)	21,784	22,702
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (f)	1,704	1,725
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (f)	4,664	4,810

177	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (f)	USD3,031	$2,665
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (f)	11,313	11,773
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (f)	3,069	3,160
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (f)	23,571	23,371
Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,817
MSCI, Inc. 3.25% 8/15/2033 (e)	695	624
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026) (f)	3,555	3,565
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (f)	2,170	2,209
Navient Corp. 5.625% 8/1/2033	2,470	2,260
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028 (e)	2,090	2,139
OneMain Finance Corp. 7.125% 3/15/2026	87	88
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (f)	EUR565	709
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (f)	165	202
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (f)	1,345	1,742
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (f)	USD4,594	4,766
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	12,265	13,887
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	635	670
Royal Bank of Canada 4.95% 2/1/2029	1,360	1,397
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (f)	5,100	5,316
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029) (f)	3,706	3,792
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (e)(f)	546	577
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,443
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,080
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,089
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	398
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (e)	1,400	1,459
Swedbank AB 6.136% 9/12/2026 (e)	2,100	2,131
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026) (f)	1,370	1,381
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (f)	2,605	2,647
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (f)	2,396	2,585
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (f)	1,741	1,803
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (f)	4,707	4,866
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (f)	1,586	1,688
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (f)	2,440	2,568
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (f)	2,115	2,142
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (f)	7,300	7,562
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (f)	2,839	2,861
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (f)	1,712	1,827
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (e)(f)	11,200	11,169
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (e)(f)	6,623	6,519
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (e)(f)	17,490	18,094
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (e)(f)	14,459	15,109
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (e)(f)	9,636	9,548
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (e)(f)	1,392	1,235
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (e)(f)	20,425	18,972
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (e)(f)	4,038	3,623
UniCredit SpA 4.625% 4/12/2027 (e)	1,395	1,404
Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	462
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (f)	6,615	6,573
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (f)	11,151	11,384
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (f)	1,003	980
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (f)	8,357	8,452
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (f)	2,545	2,638

American Funds Insurance Series	178

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (f)	USD7,187	$7,420
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (f)	6,025	6,271
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (f)	4,062	4,499
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (f)	5,719	4,925
		1,040,334

Health care 4.08%
AbbVie, Inc. 5.05% 3/15/2034	18,501	19,019
AbbVie, Inc. 5.35% 3/15/2044	800	791
AbbVie, Inc. 5.40% 3/15/2054	15,770	15,345
AbbVie, Inc. 5.50% 3/15/2064	550	535
Amgen, Inc. 5.15% 3/2/2028	5,326	5,452
Amgen, Inc. 4.05% 8/18/2029	7,429	7,425
Amgen, Inc. 2.45% 2/21/2030	5,131	4,787
Amgen, Inc. 5.25% 3/2/2030	2,854	2,964
Amgen, Inc. 4.20% 3/1/2033	8,502	8,314
Amgen, Inc. 5.25% 3/2/2033	20,793	21,530
Amgen, Inc. 4.875% 3/1/2053	3,360	2,960
Amgen, Inc. 4.40% 2/22/2062	196	153
AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	7,170
Baxter International, Inc. 4.45% 2/15/2029	9,503	9,539
Baxter International, Inc. 2.539% 2/1/2032	3,906	3,405
Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,156
Bristol-Myers Squibb Co. 5.20% 2/22/2034	22,685	23,590
Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	426
Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,252
Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,616
Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,619
Centene Corp. 4.25% 12/15/2027	14,860	14,782
Centene Corp. 2.45% 7/15/2028	12,410	11,630
Centene Corp. 4.625% 12/15/2029	14,945	14,506
Centene Corp. 3.375% 2/15/2030	15,718	14,489
Cigna Group (The) 5.125% 5/15/2031	2,095	2,166
Cigna Group (The) 5.25% 2/15/2034	3,745	3,858
Cigna Group (The) 6.00% 1/15/2056	1,600	1,646
CVS Health Corp. 5.125% 2/21/2030	1,720	1,768
CVS Health Corp. 5.25% 1/30/2031	960	992
CVS Health Corp. 5.55% 6/1/2031	3,707	3,881
CVS Health Corp. 5.00% 9/15/2032	5,853	5,976
CVS Health Corp. 5.25% 2/21/2033	2,122	2,185
CVS Health Corp. 5.70% 6/1/2034	7,706	8,078
CVS Health Corp. 5.45% 9/15/2035	4,471	4,578
CVS Health Corp. 6.05% 6/1/2054	1,995	1,985
CVS Health Corp. 6.20% 9/15/2055	6,535	6,640
CVS Health Corp. 6.00% 6/1/2063	1,076	1,044
Elevance Health, Inc. 4.95% 11/1/2031	2,322	2,377
Elevance Health, Inc. 5.20% 2/15/2035	7,577	7,746
Elevance Health, Inc. 4.55% 5/15/2052	271	226
Elevance Health, Inc. 5.125% 2/15/2053	784	710
Elevance Health, Inc. 5.70% 2/15/2055	995	973
Eli Lilly and Co. 5.10% 2/12/2035	23,057	23,845
Eli Lilly and Co. 5.50% 2/12/2055	7,907	7,923
Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,511
HCA, Inc. 5.20% 6/1/2028	4,165	4,268
HCA, Inc. 2.375% 7/15/2031	2,233	2,005
HCA, Inc. 3.625% 3/15/2032	2,400	2,270
HCA, Inc. 4.625% 3/15/2052	226	185
Humana, Inc. 5.375% 4/15/2031	5,530	5,719

179	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Humana, Inc. 5.55% 5/1/2035	USD1,735	$1,772
Humana, Inc. 5.75% 4/15/2054	954	902
Johnson & Johnson 4.80% 6/1/2029	3,970	4,101
Johnson & Johnson 4.90% 6/1/2031	4,175	4,361
Merck & Co., Inc. 1.70% 6/10/2027	3,093	3,014
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,393
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	8,029
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,327
Roche Holdings, Inc. 1.93% 12/13/2028 (e)	7,545	7,164
Roche Holdings, Inc. 4.592% 9/9/2034 (e)	765	763
Roche Holdings, Inc. 2.607% 12/13/2051 (e)	645	395
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	306	304
Stryker Corp. 4.85% 2/10/2030	1,235	1,269
Stryker Corp. 5.20% 2/10/2035	1,110	1,140
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	12,074	12,303
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	28,059	29,142
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	4,431	4,485
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	3,720	4,097
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,935	3,383
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	725	761
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	26,266	19,898
UnitedHealth Group, Inc. 4.80% 1/15/2030	395	405
UnitedHealth Group, Inc. 2.00% 5/15/2030	466	425
UnitedHealth Group, Inc. 4.95% 1/15/2032	1,910	1,958
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,633
UnitedHealth Group, Inc. 5.15% 7/15/2034	15,956	16,348
UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	986
UnitedHealth Group, Inc. 4.25% 6/15/2048	960	786
UnitedHealth Group, Inc. 3.25% 5/15/2051	572	388
UnitedHealth Group, Inc. 5.625% 7/15/2054	10,472	10,283
UnitedHealth Group, Inc. 4.95% 5/15/2062	69	60
Viatris, Inc. 4.00% 6/22/2050	1,761	1,173
		463,458

Consumer discretionary 3.73%
Advance Auto Parts, Inc. 7.375% 8/1/2033 (e)	3,110	3,124
Allied Universal Holdco, LLC 4.625% 6/1/2028 (e)	335	331
Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,685
Amazon.com, Inc. 3.45% 4/13/2029	600	593
Amazon.com, Inc. 4.65% 11/20/2035	4,048	4,033
Amazon.com, Inc. 5.45% 11/20/2055	10,475	10,231
Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,625
Amazon.com, Inc. 4.10% 4/13/2062	470	363
Amazon.com, Inc. 5.55% 11/20/2065	4,765	4,626
BMW US Capital, LLC 3.45% 4/1/2027 (e)	1,075	1,069
BMW US Capital, LLC 3.70% 4/1/2032 (e)	1,350	1,286
Carnival Corp. 5.125% 5/1/2029 (e)	3,500	3,541
Carnival Corp. 5.75% 8/1/2032 (e)	5,880	6,042
Carnival Corp. 6.125% 2/15/2033 (e)	4,115	4,251
Ford Motor Co. 3.25% 2/12/2032	620	547
Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	857
Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	762
Ford Motor Credit Co., LLC 5.125% 11/5/2026	4,795	4,822
Ford Motor Credit Co., LLC 4.271% 1/9/2027	13,882	13,815
Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,185
Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,940	1,971
Ford Motor Credit Co., LLC 4.125% 8/17/2027	37,170	36,884
Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,931

American Funds Insurance Series	180

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 7.35% 11/4/2027	USD1,674	$1,748
Ford Motor Credit Co., LLC 5.918% 3/20/2028	24,035	24,608
Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,119
Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	800
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	1,001
Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,889
Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,872
Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,407	5,452
Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,454
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,089
Ford Motor Credit Co., LLC 4.00% 11/13/2030	18,420	17,402
Ford Motor Credit Co., LLC 6.05% 3/5/2031	12,074	12,420
Ford Motor Credit Co., LLC 3.625% 6/17/2031	3,037	2,784
Ford Motor Credit Co., LLC 6.054% 11/5/2031	19,460	19,961
Ford Motor Credit Co., LLC 7.122% 11/7/2033	3,167	3,403
Ford Motor Credit Co., LLC 6.125% 3/8/2034	12,096	12,297
General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,637
General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,579
General Motors Financial Co., Inc. 5.45% 7/15/2030	8,013	8,324
General Motors Financial Co., Inc. 5.625% 4/4/2032	1,201	1,251
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,888	3,013
Home Depot, Inc. 2.95% 6/15/2029	1,966	1,903
Home Depot, Inc. 4.85% 6/25/2031	2,559	2,647
Home Depot, Inc. 4.95% 6/25/2034	4,749	4,859
Home Depot, Inc. 4.50% 12/6/2048	1,915	1,655
Home Depot, Inc. 5.30% 6/25/2054	2,234	2,138
Hyatt Hotels Corp. 5.05% 3/30/2028	8,567	8,728
Hyundai Capital America 1.30% 1/8/2026 (e)	6,000	5,997
Hyundai Capital America 5.50% 3/30/2026 (e)	705	707
Hyundai Capital America 1.50% 6/15/2026 (e)	7,475	7,390
Hyundai Capital America 1.65% 9/17/2026 (e)	7,275	7,158
Hyundai Capital America 3.00% 2/10/2027 (e)	9,000	8,903
Hyundai Capital America 5.275% 6/24/2027 (e)	1,650	1,678
Hyundai Capital America 2.375% 10/15/2027 (e)	7,543	7,325
Hyundai Capital America 5.60% 3/30/2028 (e)	1,385	1,426
Hyundai Capital America 5.30% 6/24/2029 (e)	1,523	1,568
Hyundai Capital America 5.15% 3/27/2030 (e)	25,720	26,370
Hyundai Capital America 5.40% 6/24/2031 (e)	3,365	3,484
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (e)	3,695	3,684
Marriott International, Inc. 5.00% 10/15/2027	4,470	4,549
Marriott International, Inc. 4.90% 4/15/2029	653	668
Marriott International, Inc. 5.35% 3/15/2035	1,365	1,405
McDonald’s Corp. 5.00% 5/17/2029	1,305	1,344
McDonald’s Corp. 4.95% 3/3/2035	786	797
McDonald’s Corp. 4.45% 3/1/2047	3,535	3,027
McDonald’s Corp. 3.625% 9/1/2049	2,938	2,165
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (e)	267	252
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (e)	8,860	9,423
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	10,252	10,299
Sands China, Ltd. 2.30% 3/8/2027	2,368	2,314
Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,824
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,655
Toyota Motor Credit Corp. 5.55% 11/20/2030	690	732
Travel + Leisure Co. 6.625% 7/31/2026 (e)	675	682
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (e)	1,635	1,657
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (e)	5,190	5,577
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (e)	410	413
		424,080

181	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Utilities 3.30%
AEP Texas, Inc. 3.45% 5/15/2051	USD1,380	$937
AEP Transmission Co., LLC 5.375% 6/15/2035	1,075	1,111
Alabama Power Co. 3.00% 3/15/2052	3,219	2,095
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (e)	410	331
Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	445
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,127
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	857
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (e)	2,400	2,361
Comision Federal de Electricidad 4.688% 5/15/2029 (e)	3,655	3,623
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,581
DTE Energy Co. 5.10% 3/1/2029	7,900	8,098
DTE Energy Co. 3.00% 3/1/2032	259	240
Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	320
Duke Energy Florida, LLC 5.875% 11/15/2033	370	400
Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,158
Duke Energy Florida, LLC 3.00% 12/15/2051	293	191
Duke Energy Florida, LLC 5.95% 11/15/2052	575	597
Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,738
Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,577
Duke Energy Progress, LLC 2.50% 8/15/2050	644	377
Edison International 4.125% 3/15/2028	6,768	6,696
Edison International 6.95% 11/15/2029	1,575	1,678
Electricite de France SA 5.65% 4/22/2029 (e)	1,420	1,479
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (f)	EUR2,800	3,217
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (e)(f)	USD1,575	1,838
Emera US Finance, LP 2.639% 6/15/2031	4,400	3,984
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (e)	1,310	1,302
Entergy Louisiana, LLC 4.20% 9/1/2048	5,637	4,561
Eversource Energy 5.00% 1/1/2027	3,415	3,446
FirstEnergy Corp. 2.25% 9/1/2030	12,602	11,418
Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,677
Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,711
Florida Power & Light Co. 4.80% 5/15/2033	2,929	2,987
Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,203
Georgia Power Co. 4.95% 5/17/2033	1,845	1,882
Georgia Power Co. 5.25% 3/15/2034	3,200	3,305
Georgia Power Co. 3.70% 1/30/2050	190	143
Jersey Central Power & Light Co. 2.75% 3/1/2032 (e)	525	472
NiSource, Inc. 5.40% 6/30/2033	650	675
Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	27,543
Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,824
Pacific Gas and Electric Co. 2.10% 8/1/2027	2,026	1,965
Pacific Gas and Electric Co. 3.30% 12/1/2027	7,105	7,000
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,466
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,760	13,595
Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,960
Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	35,312
Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	19,464
Pacific Gas and Electric Co. 6.40% 6/15/2033	11,619	12,552
Pacific Gas and Electric Co. 6.95% 3/15/2034	1,294	1,440
Pacific Gas and Electric Co. 5.80% 5/15/2034	3,581	3,721
Pacific Gas and Electric Co. 3.30% 8/1/2040	10,340	7,854
Pacific Gas and Electric Co. 3.50% 8/1/2050	15,807	10,679
Pacific Gas and Electric Co. 5.90% 10/1/2054	2,410	2,321
PacifiCorp 3.30% 3/15/2051	325	209
PacifiCorp 2.90% 6/15/2052	586	344
PacifiCorp 5.80% 1/15/2055	7,735	7,224
PECO Energy Co. 5.25% 9/15/2054	1,775	1,680

American Funds Insurance Series	182

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Public Service Electric and Gas Co. 3.20% 5/15/2029	USD6,000	$5,850
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,246
Public Service Electric and Gas Co. 5.50% 3/1/2055	1,503	1,476
Southern California Edison Co. 4.90% 6/1/2026	1,177	1,179
Southern California Edison Co. 3.65% 3/1/2028	225	222
Southern California Edison Co. 5.30% 3/1/2028	3,601	3,679
Southern California Edison Co. 4.20% 3/1/2029	7,286	7,244
Southern California Edison Co. 2.85% 8/1/2029	7,498	7,112
Southern California Edison Co. 5.25% 3/15/2030	19,378	19,884
Southern California Edison Co. 2.50% 6/1/2031	5,044	4,527
Southern California Edison Co. 5.45% 6/1/2031	8,795	9,106
Southern California Edison Co. 5.20% 6/1/2034	5,196	5,226
Southern California Edison Co. 5.45% 3/1/2035	1,845	1,872
Southern California Edison Co. 5.75% 4/1/2035	4,549	4,702
Southern California Edison Co. 5.35% 7/15/2035	6,450	6,496
Southern California Edison Co. 5.625% 2/1/2036	7,051	7,138
Southern California Edison Co. 3.60% 2/1/2045	2,417	1,748
Southern California Edison Co. 2.95% 2/1/2051	738	451
Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,531
Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,372
Virginia Electric & Power 2.40% 3/30/2032	2,575	2,294
Wisconsin Power and Light Co. 1.95% 9/16/2031	525	461
Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	785
Wisconsin Public Service Corp. 2.85% 12/1/2051	375	238
Xcel Energy, Inc. 5.50% 3/15/2034	4,230	4,370
		374,200

Communication services 2.48%
Alphabet, Inc. 4.70% 11/15/2035	2,576	2,578
Alphabet, Inc. 5.35% 11/15/2045	2,455	2,441
Alphabet, Inc. 5.45% 11/15/2055	5,534	5,433
Alphabet, Inc. 5.70% 11/15/2075	6,080	5,989
AT&T, Inc. 1.70% 3/25/2026	17,807	17,718
AT&T, Inc. 1.65% 2/1/2028	4,700	4,481
AT&T, Inc. 4.30% 2/15/2030	15,940	15,966
AT&T, Inc. 2.55% 12/1/2033	12,748	10,884
AT&T, Inc. 5.40% 2/15/2034	442	458
AT&T, Inc. 4.50% 5/15/2035	174	167
CCO Holdings, LLC 5.125% 5/1/2027 (e)	9,505	9,497
CCO Holdings, LLC 4.75% 2/1/2032 (e)	1,265	1,157
CCO Holdings, LLC 4.25% 1/15/2034 (e)	3,875	3,299
Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,420
Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,453
Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	1,029
Charter Communications Operating, LLC 5.85% 12/1/2035	1,302	1,299
Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,270
Charter Communications Operating, LLC 4.80% 3/1/2050	5,134	3,860
Charter Communications Operating, LLC 3.70% 4/1/2051	2,519	1,592
Charter Communications Operating, LLC 3.90% 6/1/2052	6,148	3,974
Charter Communications Operating, LLC 5.25% 4/1/2053	1,065	844
Charter Communications Operating, LLC 6.70% 12/1/2055	1,058	1,015
Comcast Corp. 3.15% 2/15/2028	7,200	7,088
Comcast Corp. 4.55% 1/15/2029	1,610	1,636
Comcast Corp. 4.80% 5/15/2033	1,841	1,857
Comcast Corp. 2.887% 11/1/2051	18	11
Comcast Corp. 5.65% 6/1/2054	3,313	3,108
Comcast Corp. 5.50% 5/15/2064	250	224
Discovery Communications, LLC 3.625% 5/15/2030	1,125	979

183	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Meta Platforms, Inc. 4.20% 11/15/2030	USD152	$152
Meta Platforms, Inc. 4.60% 11/15/2032	11,473	11,569
Meta Platforms, Inc. 4.875% 11/15/2035	13,299	13,286
Meta Platforms, Inc. 5.50% 11/15/2045	4,233	4,113
Meta Platforms, Inc. 5.625% 11/15/2055	9,090	8,731
Meta Platforms, Inc. 5.75% 11/15/2065	4,352	4,155
News Corp. 5.125% 2/15/2032 (e)	1,300	1,282
SBA Tower Trust 1.631% 11/15/2026 (e)	6,741	6,596
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	675	661
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	12,000	11,059
T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,399
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,986
T-Mobile USA, Inc. 4.95% 3/15/2028	705	719
T-Mobile USA, Inc. 4.80% 7/15/2028	175	178
T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,784
T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,426
T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	13,643
T-Mobile USA, Inc. 5.125% 5/15/2032	4,970	5,117
T-Mobile USA, Inc. 5.05% 7/15/2033	832	849
T-Mobile USA, Inc. 5.75% 1/15/2034	730	775
T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,566
T-Mobile USA, Inc. 6.00% 6/15/2054	920	940
T-Mobile USA, Inc. 5.50% 1/15/2055	406	385
Verizon Communications, Inc. 1.75% 1/20/2031	9,144	8,053
Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,611
Verizon Communications, Inc. 2.355% 3/15/2032	4,786	4,219
Verizon Communications, Inc. 4.75% 1/15/2033	7,614	7,610
Verizon Communications, Inc. 4.78% 2/15/2035	1,552	1,529
Verizon Communications, Inc. 3.55% 3/22/2051	625	444
Verizon Communications, Inc. 3.875% 3/1/2052	4,006	2,970
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	356	354
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	22,605	19,871
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	12,281	8,674
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,030	681
ZipRecruiter, Inc. 5.00% 1/15/2030 (e)	490	385
		281,499

Industrials 1.78%
ADT Security Corp. 4.125% 8/1/2029 (e)	510	499
Aeropuerto Internacional de Tocumen SA 4.00% 8/11/2041 (e)	730	613
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (e)	565	460
Air Lease Corp. 2.875% 1/15/2026	10,172	10,167
Air Lease Corp. 2.20% 1/15/2027	4,341	4,254
Air Lease Corp. 5.20% 7/15/2031	3,650	3,711
BAE Systems PLC 5.00% 3/26/2027 (e)	1,200	1,215
BAE Systems PLC 5.125% 3/26/2029 (e)	3,482	3,584
BAE Systems PLC 5.25% 3/26/2031 (e)	2,156	2,242
BAE Systems PLC 5.30% 3/26/2034 (e)	570	590
Boeing Co. (The) 2.75% 2/1/2026	11,211	11,198
Boeing Co. (The) 2.196% 2/4/2026	9,781	9,763
Boeing Co. (The) 2.70% 2/1/2027	6,473	6,382
Boeing Co. (The) 5.04% 5/1/2027	13,539	13,683
Boeing Co. (The) 6.259% 5/1/2027	4,214	4,326
Boeing Co. (The) 3.25% 2/1/2028	11,810	11,618
Boeing Co. (The) 3.25% 3/1/2028	1,925	1,891
Boeing Co. (The) 6.298% 5/1/2029	1,507	1,600
Boeing Co. (The) 5.15% 5/1/2030	25,342	26,048
Boeing Co. (The) 3.625% 2/1/2031	751	722

American Funds Insurance Series	184

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 6.388% 5/1/2031	USD5,632	$6,114
Boeing Co. (The) 6.528% 5/1/2034	1,381	1,528
Canadian Pacific Railway Co. 3.00% 12/2/2041	578	434
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,801	1,196
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (e)	1,260	1,280
CSX Corp. 4.10% 11/15/2032	1,886	1,852
CSX Corp. 5.20% 11/15/2033	1,333	1,388
CSX Corp. 4.50% 11/15/2052	4,470	3,797
General Dynamics Corp. 3.75% 5/15/2028	479	480
General Dynamics Corp. 3.625% 4/1/2030	387	380
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,173
LG Energy Solution, Ltd. 5.25% 4/2/2028 (e)	13,205	13,464
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (e)	2,690	2,674
Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,798
Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,394
Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,938
Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,014
Republic Services, Inc. 2.375% 3/15/2033	1,635	1,428
Republic Services, Inc. 5.00% 4/1/2034	15	15
RTX Corp. 5.75% 11/8/2026	550	558
RTX Corp. 3.125% 5/4/2027	4,551	4,505
RTX Corp. 4.125% 11/16/2028	4,974	4,995
RTX Corp. 5.75% 1/15/2029	410	429
RTX Corp. 6.00% 3/15/2031	550	593
RTX Corp. 2.375% 3/15/2032	451	403
RTX Corp. 6.10% 3/15/2034	401	439
RTX Corp. 2.82% 9/1/2051	665	415
RTX Corp. 3.03% 3/15/2052	1,190	777
RTX Corp. 6.40% 3/15/2054	1,006	1,108
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (e)	2,550	2,319
TransDigm, Inc. 6.25% 1/31/2034 (e)	2,405	2,497
Triton Container International, Ltd. 3.15% 6/15/2031 (e)	2,482	2,240
Union Pacific Corp. 2.15% 2/5/2027	2,213	2,174
Union Pacific Corp. 2.40% 2/5/2030	4,454	4,173
Union Pacific Corp. 2.375% 5/20/2031	2,298	2,108
Union Pacific Corp. 2.80% 2/14/2032	5,244	4,824
Union Pacific Corp. 5.10% 2/20/2035	2,104	2,172
Union Pacific Corp. 2.95% 3/10/2052	1,405	898
Union Pacific Corp. 5.60% 12/1/2054	470	469
Waste Management, Inc. 1.50% 3/15/2031	419	366
Waste Management, Inc. 4.80% 3/15/2032	4,135	4,234
		201,609

Energy 1.64%
Antero Resources Corp. 5.375% 3/1/2030 (e)	280	284
APA Corp. 4.25% 1/15/2030	2,465	2,423
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	395	409
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,117
Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,640
Cenovus Energy, Inc. 5.25% 6/15/2037	289	281
Cenovus Energy, Inc. 3.75% 2/15/2052	19	13
Chevron Corp. 2.954% 5/16/2026	3,365	3,355
Civitas Resources, Inc. 8.75% 7/1/2031 (e)	22,400	23,266
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (e)	268	284
Devon Energy Corp. 5.75% 9/15/2054	2,068	1,902
Ecopetrol SA 8.875% 1/13/2033	15,325	16,377
Energy Transfer, LP 5.25% 7/1/2029	979	1,008
Energy Transfer, LP 6.40% 12/1/2030	479	518

185	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Enterprise Products Operating, LLC 4.60% 1/15/2031	USD5,332	$5,399
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,465	1,483
EOG Resources, Inc. 5.95% 7/15/2055	5,080	5,177
Equinor ASA 3.625% 9/10/2028	4,928	4,916
Equinor ASA 3.125% 4/6/2030	20,000	19,285
Equinor ASA 3.25% 11/18/2049	5,687	3,970
Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,619
Exxon Mobil Corp. 3.452% 4/15/2051	6,510	4,676
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	7,490	7,844
Hess Midstream Operations, LP 5.875% 3/1/2028 (e)	1,470	1,503
Occidental Petroleum Corp. 6.625% 9/1/2030	5,120	5,516
Occidental Petroleum Corp. 5.55% 10/1/2034	5,200	5,307
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (e)	6	6
Oleoducto Central SA 4.00% 7/14/2027 (e)	1,715	1,693
Oleoducto Central SA 4.00% 7/14/2027	350	346
Petroleos Mexicanos 6.50% 1/23/2029	22,614	22,990
Petroleos Mexicanos 8.75% 6/2/2029	14,185	15,216
Petroleos Mexicanos 6.84% 1/23/2030	11,164	11,344
Shell Finance US, Inc. 2.75% 4/6/2030	377	358
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	809	817
Sunoco, LP 5.625% 3/15/2031 (e)	595	600
TotalEnergies Capital International SA 3.455% 2/19/2029	885	872
TotalEnergies Capital SA 5.275% 9/10/2054	6,805	6,400
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (e)	2,395	2,448
		186,662

Consumer staples 1.60%
Altria Group, Inc. 4.40% 2/14/2026	4,585	4,585
Altria Group, Inc. 4.875% 2/4/2028	1,330	1,352
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,710
BAT Capital Corp. 3.557% 8/15/2027	9,271	9,206
BAT Capital Corp. 2.259% 3/25/2028	2,353	2,265
BAT Capital Corp. 6.343% 8/2/2030	2,210	2,391
BAT Capital Corp. 4.742% 3/16/2032	2,675	2,701
BAT Capital Corp. 5.35% 8/15/2032	18,664	19,427
BAT Capital Corp. 6.421% 8/2/2033	4,665	5,153
BAT Capital Corp. 5.625% 8/15/2035	12,170	12,684
BAT Capital Corp. 7.079% 8/2/2043	1,323	1,492
BAT Capital Corp. 5.65% 3/16/2052	120	114
BAT International Finance PLC 1.668% 3/25/2026	4,070	4,048
BAT International Finance PLC 4.448% 3/16/2028	2,925	2,949
Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,449
Constellation Brands, Inc. 4.35% 5/9/2027	890	894
Constellation Brands, Inc. 4.80% 5/1/2030	1,618	1,646
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,320
Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,987
Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,822
Coty, Inc. 5.60% 1/15/2031 (e)	2,726	2,753
H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,346
Imperial Brands Finance PLC 4.50% 6/30/2028 (e)	24,345	24,547
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,926
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	589
Mars, Inc. 4.80% 3/1/2030 (e)	4,670	4,774
Mars, Inc. 5.00% 3/1/2032 (e)	3,640	3,753
Mars, Inc. 5.20% 3/1/2035 (e)	15,670	16,112
Mars, Inc. 5.65% 5/1/2045 (e)	2,371	2,391
Mars, Inc. 5.70% 5/1/2055 (e)	13,235	13,193
Mondelez International, Inc. 4.75% 8/28/2034	5,520	5,509

American Funds Insurance Series	186

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Philip Morris International, Inc. 5.25% 9/7/2028	USD2,800	$2,894
Philip Morris International, Inc. 5.125% 2/15/2030	982	1,015
Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,805
Philip Morris International, Inc. 4.75% 11/1/2031	830	848
Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,720
Walmart, Inc. 4.90% 4/28/2035	1,013	1,042
Walmart, Inc. 4.50% 4/15/2053	1,416	1,253
		181,665

Information technology 1.06%
Analog Devices, Inc. 2.10% 10/1/2031	270	240
Analog Devices, Inc. 5.05% 4/1/2034	717	741
Analog Devices, Inc. 2.80% 10/1/2041	521	385
Broadcom, Inc. 5.05% 7/12/2027	2,545	2,592
Broadcom, Inc. 4.00% 4/15/2029 (e)	609	607
Broadcom, Inc. 5.05% 7/12/2029	2,177	2,242
Broadcom, Inc. 5.15% 11/15/2031	5,186	5,383
Broadcom, Inc. 4.15% 4/15/2032 (e)	630	617
Broadcom, Inc. 3.469% 4/15/2034	11,652	10,628
Broadcom, Inc. 4.80% 10/15/2034	1,063	1,065
Broadcom, Inc. 3.137% 11/15/2035 (e)	847	730
Broadcom, Inc. 4.926% 5/15/2037 (e)	2,879	2,843
Cisco Systems, Inc. 4.95% 2/26/2031	991	1,028
Cisco Systems, Inc. 5.05% 2/26/2034	843	868
Cisco Systems, Inc. 5.10% 2/24/2035	2,675	2,750
Cisco Systems, Inc. 5.30% 2/26/2054	784	752
Fair Isaac Corp. 6.00% 5/15/2033 (e)	1,300	1,339
Intel Corp. 3.05% 8/12/2051	1,530	942
Intel Corp. 5.60% 2/21/2054	7,880	7,280
Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,441
Oracle Corp. 1.65% 3/25/2026	4,867	4,837
Oracle Corp. 4.80% 8/3/2028	615	618
Oracle Corp. 4.45% 9/26/2030	2,610	2,554
Oracle Corp. 5.25% 2/3/2032	1,340	1,340
Oracle Corp. 4.80% 9/26/2032	5,105	4,930
Oracle Corp. 5.50% 8/3/2035	2,374	2,327
Oracle Corp. 5.20% 9/26/2035	6,715	6,436
Oracle Corp. 5.875% 9/26/2045	2,800	2,530
Oracle Corp. 6.00% 8/3/2055	5,970	5,269
Oracle Corp. 5.95% 9/26/2055	9,220	8,175
Oracle Corp. 6.10% 9/26/2065	2,295	2,026
Roper Technologies, Inc. 5.10% 9/15/2035	1,813	1,827
Synopsys, Inc. 5.15% 4/1/2035	21,470	21,829
Synopsys, Inc. 5.70% 4/1/2055	8,055	7,999
		120,170

Materials 0.72%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,192
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	143
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	4,050	4,134
Braskem Netherlands Finance BV 7.25% 2/13/2033 (e)	700	272
Celanese US Holdings, LLC 6.665% 7/15/2027	6,297	6,495
Celanese US Holdings, LLC 6.85% 11/15/2028	3,575	3,743
Celanese US Holdings, LLC 6.83% 7/15/2029	13,862	14,553
Celanese US Holdings, LLC 7.05% 11/15/2030	4,530	4,777
Celanese US Holdings, LLC 6.879% 7/15/2032	800	833
Celanese US Holdings, LLC 7.20% 11/15/2033	1,031	1,090

187	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (e)	USD834	$845
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (e)	7,250	7,653
Dow Chemical Co. (The) 5.35% 3/15/2035	129	128
Dow Chemical Co. (The) 5.65% 3/15/2036	66	66
Dow Chemical Co. (The) 5.55% 11/30/2048	142	125
Dow Chemical Co. (The) 6.90% 5/15/2053	62	64
Dow Chemical Co. (The) 5.60% 2/15/2054	764	665
LYB International Finance III, LLC 5.125% 1/15/2031	469	471
LYB International Finance III, LLC 5.50% 3/1/2034	745	737
LYB International Finance III, LLC 5.875% 1/15/2036	5,210	5,188
NOVA Chemicals Corp. 8.50% 11/15/2028 (e)	205	215
NOVA Chemicals Corp. 4.25% 5/15/2029 (e)	300	294
POSCO 5.75% 1/17/2028 (e)	745	768
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	25,776	26,494
		81,945

Real estate 0.66%
American Tower Corp. 3.65% 3/15/2027	1,375	1,370
Boston Properties, LP 2.90% 3/15/2030	4,630	4,346
Boston Properties, LP 3.25% 1/30/2031	463	435
Boston Properties, LP 2.55% 4/1/2032	1,674	1,462
Boston Properties, LP 2.45% 10/1/2033	1,335	1,105
Boston Properties, LP 6.50% 1/15/2034	10,849	11,689
Boston Properties, LP 5.75% 1/15/2035	11,874	12,219
COPT Defense Properties, LP 2.00% 1/15/2029	1,139	1,064
COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,412
COPT Defense Properties, LP 2.90% 12/1/2033	564	482
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (e)	395	368
Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,953
FibraSOMA 4.375% 7/22/2031 (e)	1,475	1,301
Howard Hughes Corp. (The) 5.375% 8/1/2028 (e)	1,755	1,763
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	2,755	2,680
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	3,135	2,987
Iron Mountain, Inc. 5.25% 3/15/2028 (e)	3,020	3,038
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	675	667
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	2,097	2,147
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (e)	4,683	4,969
Prologis, LP 4.875% 6/15/2028	1,040	1,066
Prologis, LP 4.75% 6/15/2033	1,409	1,423
Prologis, LP 5.125% 1/15/2034	6,175	6,350
Prologis, LP 5.00% 3/15/2034	360	367
Prologis, LP 5.25% 6/15/2053	117	112
Service Properties Trust 3.95% 1/15/2028	1,710	1,616
Service Properties Trust 8.625% 11/15/2031 (e)	3,040	3,199
		74,590
Total corporate bonds and notes		3,430,212
U.S. Treasury bonds & notes 24.98%
U.S. Treasury 24.19%
U.S. Treasury 3.625% 5/15/2026	1,926	1,927
U.S. Treasury 4.625% 6/30/2026	198	199
U.S. Treasury 4.375% 7/31/2026	271	272
U.S. Treasury 0.75% 8/31/2026	8,871	8,710
U.S. Treasury 4.625% 11/15/2026	3,589	3,621
U.S. Treasury 4.00% 1/15/2027	3,741	3,759
U.S. Treasury 1.875% 2/28/2027	4,000	3,926
U.S. Treasury 2.625% 5/31/2027	43,530	43,009

American Funds Insurance Series	188

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.25% 11/15/2027	USD105,830	$103,496
U.S. Treasury 6.125% 11/15/2027	24,000	25,141
U.S. Treasury 3.375% 11/30/2027	241	240
U.S. Treasury 3.375% 12/31/2027	477,291	476,377
U.S. Treasury 1.125% 2/29/2028	9,895	9,412
U.S. Treasury 4.00% 2/29/2028	4,750	4,800
U.S. Treasury 3.625% 3/31/2028	13	13
U.S. Treasury 1.00% 7/31/2028	5,630	5,283
U.S. Treasury 1.125% 8/31/2028	13,555	12,735
U.S. Treasury 5.25% 11/15/2028	5,700	5,964
U.S. Treasury 3.50% 12/15/2028	199,754	199,527
U.S. Treasury 2.375% 5/15/2029	4,070	3,915
U.S. Treasury 4.00% 7/31/2029	334	338
U.S. Treasury 3.875% 12/31/2029	44,049	44,426
U.S. Treasury 3.75% 5/31/2030	13,300	13,335
U.S. Treasury 4.125% 8/31/2030	11,215	11,414
U.S. Treasury 3.625% 9/30/2030	90,415	90,087
U.S. Treasury 4.875% 10/31/2030	92,133	96,812
U.S. Treasury 3.625% 12/31/2030	390,618	388,833
U.S. Treasury 4.125% 10/31/2031	1,408	1,431
U.S. Treasury 4.125% 11/30/2031	985	1,000
U.S. Treasury 4.125% 11/15/2032	114	115
U.S. Treasury 3.875% 12/31/2032	97,978	97,588
U.S. Treasury 4.375% 5/15/2034	100	102
U.S. Treasury 4.00% 11/15/2035 (h)	279,661	275,859
U.S. Treasury 4.25% 5/15/2039	125,497	123,105
U.S. Treasury 1.375% 11/15/2040	24,540	15,963
U.S. Treasury 1.875% 2/15/2041	24,272	16,986
U.S. Treasury 4.75% 2/15/2041	75,066	76,525
U.S. Treasury 2.00% 11/15/2041	57	40
U.S. Treasury 2.375% 2/15/2042	2,701	1,992
U.S. Treasury 3.25% 5/15/2042	10,848	9,065
U.S. Treasury 4.625% 11/15/2045	135,934	133,003
U.S. Treasury 3.00% 2/15/2049	124,633	92,014
U.S. Treasury 2.875% 5/15/2049	19,228	13,825
U.S. Treasury 2.875% 5/15/2052	990	694
U.S. Treasury 4.00% 11/15/2052	7,328	6,368
U.S. Treasury 4.125% 8/15/2053	213	189
U.S. Treasury 4.75% 8/15/2055 (h)	299,333	294,934
U.S. Treasury 4.625% 11/15/2055	29,639	28,616
		2,746,985

U.S. Treasury inflation-protected securities 0.79%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (i)	6,136	6,080
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (i)	7,763	7,367
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (i)	32,118	32,048
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (i)	—	— (c)
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (i)	6,206	4,840
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (i)	2,329	2,095
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (i)	38,874	36,904
		89,334
Total U.S. Treasury bonds & notes		2,836,319
Asset-backed obligations 4.39%
Other asset-backed securities 2.53%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(e)	9,848	9,876
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (a)(e)	11,785	11,804

189	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (a)(e)	USD3,485	$3,491
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (a)(e)	331	331
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (a)(e)	6,839	6,867
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(e)	4,747	4,785
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(e)	4,471	4,531
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(e)	114	113
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(e)	2,926	2,782
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(e)	337	324
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(e)	643	645
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(e)	5,912	5,968
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(e)	11,152	11,364
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(e)	13,267	12,589
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(e)	5,184	4,903
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(e)	581	578
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(e)	44	44
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(e)	18,279	15,529
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(e)	1,884	1,593
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(e)	3,362	2,137
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(e)	364	236
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(e)	5,923	4,814
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(e)	1,898	1,184
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(e)	14,807	14,622
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(e)	6,495	6,325
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(e)	4,137	4,154
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(e)	1,386	1,310
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(e)	2,826	2,675
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(e)	255	237
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(e)	234	220
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(e)	7,169	7,280
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(e)	3,764	3,793
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(e)	1,315	1,262
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(e)	996	937
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(e)	111	101
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(e)	1,655	1,592
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(e)	6,116	5,728
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(e)	1,695	1,597
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(e)	1,428	1,334
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(e)	8,887	8,995
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(e)	443	445
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(e)	5,615	5,652
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(e)	3,178	3,039
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(e)	50,765	42,529
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(e)	3,741	3,766
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(e)	5,756	5,781
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(e)	2,314	2,326
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (a)(e)	1,707	1,713
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(e)	1,546	1,550
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(e)	2,281	2,299
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (a)(e)	1,710	1,716
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (a)(e)	4,558	4,579
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/15/2028 (a)(e)	909	920
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(e)	4,300	4,320
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(e)	735	738
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (a)(e)	858	862
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(e)	2,088	1,996
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(e)	385	369
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(e)	1,792	1,711
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(e)	1,097	1,074

American Funds Insurance Series	190

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(e)	USD136	$134
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(e)	422	413
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(e)	486	474
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(e)	793	774
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(e)	1,746	1,673
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(e)	666	646
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(e)	1,378	1,310
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(e)	4,449	4,193
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(e)	249	233
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(e)	3,760	3,566
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (a)(e)	3,080	2,952
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(e)	92	84
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(e)	7,133	6,740
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(e)	2,496	2,324
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(e)	243	224
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (a)(e)	5,380	5,478
		287,253

Auto loan 1.26%
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028 (a)	275	277
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027 (a)	23	23
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027 (a)	2,613	2,609
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (a)(e)	809	807
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (a)(e)	208	207
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027 (a)(e)	426	426
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(e)	3,445	3,405
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(e)	531	525
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(e)	193	191
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(e)	6,724	6,844
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(e)	1,348	1,371
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(e)	5,059	5,267
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(e)	4,665	4,817
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028 (a)	90	91
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029 (a)	769	772
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (a)(e)	231	233
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029 (a)(e)	172	176
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(e)	435	440
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(e)	875	881
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(e)	799	814
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(e)	455	455
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(e)	434	435
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	86	86
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(e)	1,484	1,490
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(e)	6,817	6,842
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(e)	897	899
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (a)(e)	58	58
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(e)	7,335	7,391
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (a)	642	639
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (a)	1,028	1,030
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (a)	226	227
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (a)	194	194
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (a)	758	776
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (a)	462	469
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(e)	1,014	1,102
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028 (a)	435	438
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (a)	597	605
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(e)	4,218	4,305
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (a)(e)	5,833	5,853

191	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (a)(e)	USD218	$218
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(e)	561	566
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(e)	507	520
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(e)	1,772	1,779
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(e)	1,066	1,079
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027 (a)	18	18
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (a)	272	274
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028 (a)	320	325
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(e)	4,815	4,949
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(e)	2,703	2,802
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(e)	3,984	4,185
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (a)(e)	1,600	1,610
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/15/2030 (a)(e)	948	979
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(e)	330	333
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(e)	1,174	1,152
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(e)	17,770	17,440
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(e)	1,264	1,240
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(e)	859	843
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(e)	3,007	3,073
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (a)	80	80
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029 (a)	188	189
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028 (a)	84	85
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029 (a)	160	163
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (a)(e)	191	192
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (a)(e)	174	174
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (a)(e)	101	101
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (a)(e)	615	616
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(e)	848	856
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(e)	1,361	1,370
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (a)(e)	3,223	3,279
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(e)	714	728
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(e)	623	630
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(e)	483	498
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(e)	123	125
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (a)	707	717
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (a)	351	354
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (a)	111	112
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (a)	204	204
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (a)	700	707
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (a)(e)	1,082	1,084
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(e)	334	336
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(e)	361	367
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027 (a)(e)	909	910
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (a)(e)	939	941
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(e)	2,219	2,243
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(e)	1,236	1,265
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(e)	9,559	9,657
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(e)	8,464	8,557
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (a)	174	175
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029 (a)	232	235
		143,805

Student loan 0.36%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(e)	6,374	6,450
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(e)	1,434	1,316
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069 (a)(e)	845	763
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (a)(e)	542	493

American Funds Insurance Series	192

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Student loan (continued)
Nelnet Student Loan Trust, Series 2025-AA, Class A1B, (30-day Average USD-SOFR + 1.10%) 5.084% 3/15/2057 (a)(b)(e)	USD14,884	$14,850
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(e)	141	133
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(e)	2,397	2,269
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(e)	5,464	5,184
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.588% 4/20/2062 (a)(b)(e)	1,816	1,813
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.092% 7/25/2051 (a)(b)(e)	146	146
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.534% 11/15/2052 (a)(b)(e)	628	635
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(e)	569	585
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(e)	6,322	6,422
		41,059

Credit card 0.24%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(e)	13,550	13,583
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(e)	2,456	2,463
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(e)	2,416	2,429
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(e)	8,461	8,526
		27,001

Collateralized loan obligations 0.00%
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.09% 7/25/2030 (a)(b)(e)	50	50
Total asset-backed obligations		499,168
Bonds & notes of governments & government agencies outside the U.S. 1.78%
Mexico 1.22%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (e)	74,976	76,464
Eagle Funding LuxCo SARL 5.50% 8/17/2030	7,183	7,326
United Mexican States 6.00% 5/13/2030	2,960	3,107
United Mexican States 6.00% 5/7/2036	32,486	32,998
United Mexican States 6.875% 5/13/2037	3,200	3,422
United Mexican States 7.375% 5/13/2055	14,311	15,452
		138,769

Greece 0.46%
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	12,140
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	10,112
Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	29,987
		52,239

Dominican Republic 0.08%
Dominican Republic (Government of) 5.95% 1/25/2027 (e)	USD8,100	8,198
Dominican Republic (Government of) 7.05% 2/3/2031 (e)	680	731
		8,929

Poland 0.01%
Poland (Republic of), Series 10Y, 5.75% 11/16/2032	555	597
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	830	845
		1,442

193	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Chile 0.01%
Chile (Republic of) 4.00% 1/31/2052	USD580	$461

Paraguay 0.00%
Paraguay (Republic of) 5.00% 4/15/2026	285	287
Total bonds & notes of governments & government agencies outside the U.S.		202,127
Municipals 1.47%
California 0.02%
GO Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,452

Illinois 1.28%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	65
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	29,238
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,512
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 6.00% 12/1/2049	865	876
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 6.25% 12/1/2050	1,610	1,683
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	102,799	105,401
		145,775

Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,763

New York 0.03%
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	1,640	1,632
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	1,175	1,146
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	460	445
		3,223

Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,827

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,490	4,459
Total municipals		166,499
Federal agency bonds & notes 0.10%
Federal National Mortgage Association 2.125% 4/24/2026	11,910	11,855
Loans 0.06%
Financials 0.06%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(e)(g)(j)	6,407	6,359
Total bonds, notes & other debt instruments (cost: $10,859,504,000)		10,789,253

American Funds Insurance Series	194

The Bond Fund of America (continued)
Common stocks 0.00%	Shares	Value (000)
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares (e)	555	$13
FORESEA Holding SA, Class B (e)	61	1
Total common stocks (cost: $8,000)		14
Short-term securities 5.50%
Money market investments 5.50%
Capital Group Central Cash Fund 3.79% (k)(l)	6,241,739	624,236
Total short-term securities (cost: $624,125,000)		624,236
Total investment securities 100.51% (cost: $11,483,637,000)		11,413,503
Other assets less liabilities (0.51)%		(57,477)
Net assets 100.00%		$11,356,026
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
30 Day Federal Funds Futures	Long	62	2/2/2026	USD24,898	$8
30 Day Federal Funds Futures	Long	548	3/2/2026	220,142	9
3 Month SOFR Futures	Long	57	3/18/2026	13,724	(9)
3 Month SOFR Futures	Long	103	9/16/2026	24,898	(25)
2 Year U.S. Treasury Note Futures	Long	14,354	4/6/2026	2,996,958	(497)
5 Year U.S. Treasury Note Futures	Long	9,930	4/6/2026	1,085,396	(2,942)
10 Year Italy Government Bond Futures	Long	329	3/10/2026	46,466	(141)
10 Year Euro-Bund Futures	Short	1,003	3/10/2026	(150,370)	1,021
10 Year U.S. Treasury Note Futures	Long	949	3/31/2026	106,703	(1,018)
10 Year Ultra U.S. Treasury Note Futures	Short	1,244	3/31/2026	(143,079)	185
20 Year U.S. Treasury Bond Futures	Short	9	3/31/2026	(1,040)	19
30 Year Ultra U.S. Treasury Bond Futures	Long	2,865	3/31/2026	338,070	(5,192)
					$(8,582)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	27,382	JPY	4,230,230	Bank of America	1/15/2026	$338
USD	17,388	EUR	14,926	Morgan Stanley	1/15/2026	(165)
JPY	3,901,364	EUR	21,383	Citibank	1/15/2026	(207)
BRL	24,015	USD	4,403	Citibank	1/23/2026	(48)
USD	53,133	EUR	45,113	HSBC Bank	1/26/2026	48
						$(34)

195	American Funds Insurance Series

The Bond Fund of America (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.39981%	Annual	3/31/2027	USD88,200	$(19)	$—	$(19)
SOFR	Annual	3.2465%	Annual	9/15/2027	USD56,300	66	—	66
SOFR	Annual	3.249%	Annual	9/15/2027	USD56,260	63	—	63
SOFR	Annual	3.34%	Annual	10/3/2027	USD106,170	(30)	—	(30)
SOFR	Annual	3.2715%	Annual	10/17/2027	USD43,510	37	—	37
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	734	—	734
SOFR	Annual	3.945%	Annual	5/31/2029	USD20,090	(372)	—	(372)
SOFR	Annual	3.3125%	Annual	10/7/2029	USD11,993	32	—	32
SOFR	Annual	3.4445%	Annual	10/7/2029	USD6,052	(14)	—	(14)
SOFR	Annual	3.4805%	Annual	10/7/2029	USD6,052	(20)	—	(20)
SOFR	Annual	3.552%	Annual	10/7/2029	USD4,000	(23)	—	(23)
SOFR	Annual	3.455%	Annual	10/7/2029	USD12,103	(29)	—	(29)
SOFR	Annual	3.543%	Annual	10/7/2029	USD6,052	(33)	—	(33)
SOFR	Annual	3.551%	Annual	10/7/2029	USD12,103	(70)	—	(70)
SOFR	Annual	3.965%	Annual	11/14/2029	USD30,465	(631)	—	(631)
SOFR	Annual	3.9195%	Annual	11/15/2029	USD8,240	(157)	—	(157)
SOFR	Annual	3.763%	Annual	12/12/2029	USD11,790	(160)	—	(160)
SOFR	Annual	3.4415%	Annual	2/28/2030	USD18,470	(24)	—	(24)
SOFR	Annual	3.797%	Annual	3/31/2030	USD2,774	(42)	—	(42)
SOFR	Annual	3.794%	Annual	3/31/2030	USD5,301	(79)	—	(79)
SOFR	Annual	3.796%	Annual	3/31/2030	USD5,301	(79)	—	(79)
SOFR	Annual	3.7815%	Annual	3/31/2030	USD10,484	(151)	—	(151)
SOFR	Annual	3.6065%	Annual	5/12/2030	USD9,910	(73)	—	(73)
SOFR	Annual	3.325%	Annual	5/31/2030	USD27,360	108	—	108
SOFR	Annual	3.2175%	Annual	9/18/2030	USD15,786	158	—	158
SOFR	Annual	3.2385%	Annual	9/18/2030	USD8,168	74	—	74
SOFR	Annual	3.2145%	Annual	9/18/2030	USD3,938	40	—	40
SOFR	Annual	3.2155%	Annual	9/18/2030	USD3,938	40	—	40
SOFR	Annual	3.237%	Annual	10/24/2030	USD26,480	254	—	254
3.488%	Annual	SOFR	Annual	6/17/2031	USD21,160	3	—	3
3.43574%	Annual	SOFR	Annual	6/17/2031	USD24,673	(54)	—	(54)
SOFR	Annual	3.48%	Annual	10/2/2032	USD22,935	156	—	156
SOFR	Annual	3.4815%	Annual	10/2/2032	USD22,954	154	—	154
SOFR	Annual	3.482%	Annual	10/2/2032	USD22,361	149	—	149
SOFR	Annual	3.34%	Annual	10/24/2032	USD19,580	304	—	304
SOFR	Annual	3.475%	Annual	11/3/2032	USD27,370	204	—	204
SOFR	Annual	3.50061%	Annual	11/3/2032	USD27,360	162	—	162
SOFR	Annual	3.486%	Annual	11/15/2032	USD18,500	127	—	127
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	85	—	85
SOFR	Annual	3.665%	Annual	8/15/2035	USD14,000	127	—	127
SOFR	Annual	3.648%	Annual	10/2/2035	USD20,270	233	—	233
TONAR	Annual	1.52125%	Annual	10/6/2035	JPY1,100,000	210	—	210
TONAR	Annual	1.52%	Annual	10/6/2035	JPY400,000	77	—	77
TONAR	Annual	1.51812%	Annual	10/7/2035	JPY2,185,658	422	—	422
SOFR	Annual	3.6775%	Annual	10/8/2035	USD20,240	186	—	186
TONAR	Annual	1.4925%	Annual	10/8/2035	JPY368,643	77	—	77
SOFR	Annual	3.663%	Annual	10/9/2035	USD14,500	150	—	150
TONAR	Annual	1.53%	Annual	10/9/2035	JPY370,941	69	—	69
TONAR	Annual	1.5225%	Annual	10/10/2035	JPY375,998	72	—	72
TONAR	Annual	1.51%	Annual	10/14/2035	JPY375,998	75	—	75
TONAR	Annual	1.491%	Annual	10/15/2035	JPY375,998	79	—	79
TONAR	Annual	1.475%	Annual	10/16/2035	JPY231,314	51	—	51

American Funds Insurance Series	196

The Bond Fund of America (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.504%	Annual	10/24/2035	USD14,510	$344	$—	$344
SOFR	Annual	3.66593%	Annual	11/3/2035	USD20,280	214	—	214
SOFR	Annual	3.79168%	Annual	6/17/2036	USD27,050	109	—	109
SOFR	Annual	3.801%	Annual	6/17/2036	USD23,409	76	—	76
SOFR	Annual	3.883%	Annual	7/28/2045	USD33,965	1,300	—	1,300
SOFR	Annual	4.137%	Annual	7/28/2045	USD4,100	16	—	16
SOFR	Annual	4.052%	Annual	11/15/2053	USD6,880	146	—	146
2.477%	Annual	TONAR	Annual	10/6/2055	JPY200,000	(92)	—	(92)
2.47825%	Annual	TONAR	Annual	10/6/2055	JPY500,000	(228)	—	(228)
2.47%	Annual	TONAR	Annual	10/7/2055	JPY904,764	(423)	—	(423)
2.5425%	Annual	TONAR	Annual	10/8/2055	JPY153,945	(57)	—	(57)
SOFR	Annual	3.953%	Annual	10/9/2055	USD6,960	257	—	257
2.57%	Annual	TONAR	Annual	10/9/2055	JPY155,295	(52)	—	(52)
2.515%	Annual	TONAR	Annual	10/10/2055	JPY156,196	(64)	—	(64)
2.52%	Annual	TONAR	Annual	10/14/2055	JPY156,646	(63)	—	(63)
2.50%	Annual	TONAR	Annual	10/15/2055	JPY156,196	(67)	—	(67)
2.51625%	Annual	TONAR	Annual	10/16/2055	JPY96,259	(39)	—	(39)
SOFR	Annual	3.8185%	Annual	10/24/2055	USD13,760	824	—	824
4.13862%	Annual	SOFR	Annual	6/17/2056	USD6,555	(42)	—	(42)
4.097%	Annual	SOFR	Annual	6/17/2056	USD5,701	(76)	—	(76)
						$4,801	$—	$4,801
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL160,970	$1,285	$—	$1,285
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL88,380	578	—	578
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL19,180	152	—	152
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL76,120	(63)	—	(63)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL56,000	(81)	—	(81)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(102)	—	(102)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL36,820	(106)	—	(106)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(118)	—	(118)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL77,000	(184)	—	(184)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL25,300	(200)	—	(200)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,509	(289)	—	(289)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL38,753	(293)	—	(293)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,500	(307)	—	(307)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL77,020	(582)	—	(582)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL76,900	(588)	—	(588)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL75,919	(607)	—	(607)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL19,400	(49)	—	(49)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL19,625	(51)	—	(51)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	BRL41,625	(136)	—	(136)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	BRL80,500	(187)	—	(187)
							$(1,928)	$—	$(1,928)

197	American Funds Insurance Series

The Bond Fund of America (continued)
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD183,800	$(14,043)	$(13,869)	$(174)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (m) (000)	Value at 12/31/2025 (n) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD67,870	$1,538	$1,546	$(8)
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 5.50%
Money market investments 5.50%
Capital Group Central Cash Fund 3.79% (k)	$730,121	$5,041,681	$5,147,668	$284	$(182)	$624,236	$32,185

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(c)	Amount less than one thousand.
(d)	Represents securities transacted on a TBA basis.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,803,804,000, which represented 15.88% of the net assets of the fund.

(f)	Step bond; coupon rate may change at a later date.
(g)	Value determined using significant unobservable inputs.
(h)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $85,685,000, which represented 0.75% of the net assets of the fund.
(i)	Index-linked bond whose principal amount moves with a government price index.
(j)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,359,000, which represented 0.06% of the net assets of the fund.

(k)	Rate represents the seven-day yield at 12/31/2025.
(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(m)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(n)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

American Funds Insurance Series	198

The Bond Fund of America (continued)

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

199	American Funds Insurance Series

Capital World Bond Fund®
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 90.93%	Principal amount (000)	Value (000)
Euros 20.50%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	EUR2,800	$3,125
Albania (Republic of) 4.75% 2/14/2035	2,290	2,729
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)	500	642
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	100	124
Altria Group, Inc. 3.125% 6/15/2031	800	929
American Tower Corp. 0.45% 1/15/2027	2,525	2,908
American Tower Corp. 0.875% 5/21/2029	1,470	1,616
Amprion Gmbh 4.125% 9/7/2034	2,600	3,153
Amprion Gmbh 3.875% 6/5/2036	1,800	2,112
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,310
AT&T, Inc. 1.60% 5/19/2028	2,350	2,698
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)	1,000	1,211
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)	900	1,110
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)	700	877
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	290	329
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)(b)	5,000	5,993
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027) (a)	2,800	3,331
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	869
BMS Ireland Capital Funding DAC 3.857% 11/10/2038	290	336
BMS Ireland Capital Funding DAC 4.289% 11/10/2045	220	254
BMS Ireland Capital Funding DAC 4.581% 11/10/2055	1,680	1,930
BPCE SA 4.50% 1/13/2033	1,400	1,728
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)	900	1,112
Bulgaria (Republic of) 3.375% 7/18/2035	1,340	1,552
Coca-Cola Co. 3.375% 8/15/2037	155	177
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)	1,900	2,348
Croatia (Republic of) 3.25% 2/11/2037	1,005	1,145
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)	4,000	4,441
Deutsche Telekom AG 3.25% 6/4/2035	1,990	2,305
Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	297
Dow Chemical Co. (The) 1.125% 3/15/2032	827	835
Egypt (Arab Republic of) 5.625% 4/16/2030	300	352
Electricite de France SA 4.25% 1/25/2032	1,300	1,602
Electricite de France SA 4.00% 5/7/2037	500	583
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	5,000	5,744
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (a)	1,200	1,538
Enel Finance International NV 4.00% 2/20/2031	465	567
Engie SA 3.875% 1/6/2031	1,000	1,215
Equinor ASA 1.375% 5/22/2032	3,650	3,841
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)	240	304
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (a)	2,030	2,537
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)	1,375	1,613
European Investment Bank 0.25% 1/20/2032	2,075	2,106
European Investment Bank 1.50% 6/15/2032	1,000	1,088
European Investment Bank 2.875% 1/12/2033	4,500	5,300
European Investment Bank 2.875% 1/15/2035	395	458
European Union 0.25% 10/22/2026	610	707
European Union 2.875% 12/6/2027	1,060	1,261
European Union 2.875% 10/5/2029	170	203
European Union 2.50% 10/14/2030	1,375	1,607
European Union 3.125% 12/4/2030	190	228
European Union 0% 7/4/2031	705	716
European Union 2.75% 12/13/2032	2,010	2,343
European Union 3.25% 7/4/2034	380	453
European Union 0% 7/4/2035	220	191
European Union 3.375% 12/12/2035	10,230	12,201
European Union 3.625% 12/12/2040	9,495	11,123
European Union 3.75% 10/12/2045	635	736

American Funds Insurance Series	200

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
European Union 0.70% 7/6/2051	EUR3,000	$1,724
European Union 3.375% 10/5/2054	540	562
European Union 4.00% 10/12/2055	2,070	2,400
Finland (Republic of) 3.00% 9/15/2033	2,370	2,792
Ford Motor Credit Co., LLC 3.622% 7/27/2028	960	1,137
French Republic O.A.T. 0.75% 2/25/2028	980	1,114
French Republic O.A.T. 2.75% 2/25/2029	1,790	2,119
French Republic O.A.T. 0% 11/25/2030	19,550	20,068
French Republic O.A.T. 0% 5/25/2032	2,120	2,056
French Republic O.A.T. 2.00% 11/25/2032	3,170	3,467
French Republic O.A.T. 3.00% 5/25/2033	1,920	2,225
French Republic O.A.T. 3.00% 11/25/2034	4,430	5,039
French Republic O.A.T. 0.50% 5/25/2040	600	440
French Republic O.A.T. 0.75% 5/25/2052	180	93
French Republic O.A.T. 3.75% 5/25/2056	400	414
Germany (Federal Republic of) 0% 10/9/2026	2,305	2,668
Germany (Federal Republic of) 0% 11/15/2027	1,400	1,583
Germany (Federal Republic of) 1.70% 8/15/2032	930	1,034
Germany (Federal Republic of) 2.50% 2/15/2035	23,125	26,485
Germany (Federal Republic of) 1.00% 5/15/2038	1,300	1,203
Germany (Federal Republic of) 0% 8/15/2050	1,200	609
Germany (Federal Republic of) 2.90% 8/15/2056	1,190	1,247
Greece (Hellenic Republic of) 3.875% 6/15/2028	615	750
Greece (Hellenic Republic of) 1.50% 6/18/2030	690	773
Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	2,089
Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,943
Greece (Hellenic Republic of) 3.625% 6/15/2035	2,895	3,455
Greece (Hellenic Republic of) 4.125% 6/15/2054	640	734
Hungary (Republic of) 4.875% 3/22/2040	305	358
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)	1,200	1,558
Ireland (Republic of) 2.60% 10/18/2034	1,820	2,073
Ireland (Republic of) 3.00% 10/18/2043	1,130	1,245
Ireland (Republic of) 3.15% 10/18/2055	755	791
Italy (Republic of) 3.10% 8/28/2026	3,425	4,052
Italy (Republic of) 1.35% 4/1/2030	7	8
Italy (Republic of) 2.70% 10/1/2030	1,365	1,600
Italy (Republic of) 3.25% 11/15/2032	2,595	3,075
Italy (Republic of) 4.20% 3/1/2034	1,430	1,791
Italy (Republic of) 3.65% 8/1/2035	5,600	6,685
Italy (Republic of) 3.85% 10/1/2040	2,180	2,549
Italy (Republic of) 4.30% 10/1/2054	4,875	5,687
Johnson & Johnson 3.35% 2/26/2037	360	414
Lithuania (Republic of) 3.50% 7/3/2031	1,170	1,406
Lithuania (Republic of) 2.125% 6/1/2032	2,665	2,942
Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,919
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)	100	120
Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,802
Metropolitan Life Global Funding I 0.55% 6/16/2027 (b)	2,000	2,287
MPT Finance Corp. 7.00% 2/15/2032	100	123
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)	2,725	2,989
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (a)	185	211
Ontario (Province of) 3.25% 7/3/2035	2,420	2,816
Orange 3.50% 5/19/2035	1,600	1,856
PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,947
Philip Morris International, Inc. 2.75% 6/6/2029	770	899
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)	320	414
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)	730	907
Portugal (Republic of) 0.475% 10/18/2030	350	375
Portugal (Republic of) 3.00% 6/15/2035	1,720	1,998
Portugal (Republic of) 3.375% 6/15/2040	715	822
Portugal (Republic of) 3.625% 6/12/2054	685	755

201	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Prysmian SpA 3.875% 11/28/2031	EUR435	$524
Romania 2.125% 3/7/2028	500	579
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	475	571
Shell International Finance BV 1.50% 4/7/2028	2,000	2,299
Slovak Republic, Series 250, 3.75% 3/6/2034	640	773
Spain (Kingdom of) 0% 1/31/2028	900	1,012
Spain (Kingdom of) 1.40% 7/30/2028	1,650	1,898
Spain (Kingdom of) 1.45% 4/30/2029	1,890	2,156
Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,428
Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,289
Spain (Kingdom of) 3.55% 10/31/2033	5,005	6,082
Spain (Kingdom of) 3.25% 4/30/2034	1,980	2,347
Spain (Kingdom of) 3.20% 10/31/2035	510	595
Spain (Kingdom of) 1.90% 10/31/2052	1,010	775
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	229
Stryker Corp. 1.00% 12/3/2031	450	466
T-Mobile USA, Inc. 3.15% 2/11/2032	1,705	1,984
Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	2,079
Treasury Corp. of Victoria 3.625% 9/29/2040	2,230	2,571
United Mexican States 3.50% 9/19/2029	650	763
Verallia SAS 3.875% 11/4/2032	4,500	5,161
Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,914
		303,335

Japanese yen 7.20%
Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY100,000	637
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	400,000	2,534
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	1,869
Japan, Series 474, 0.70% 7/1/2027	762,850	4,845
Japan, Series 352, 0.10% 9/20/2028	2,585,750	16,016
Japan, Series 356, 0.10% 9/20/2029	1,029,800	6,266
Japan, Series 116, 2.20% 3/20/2030	576,100	3,787
Japan, Series 362, 0.10% 3/20/2031	514,000	3,041
Japan, Series 374, 0.80% 3/20/2034	68,200	399
Japan, Series 30, 0.005% 3/10/2035 (c)	646,511	4,027
Japan, Series 152, 1.20% 3/20/2035	1,239,550	7,390
Japan, Series 21, 2.30% 12/20/2035	720,000	4,696
Japan, Series 162, 0.60% 9/20/2037	1,966,150	10,429
Japan, Series 173, 0.40% 6/20/2040	270,900	1,282
Japan, Series 179, 0.50% 12/20/2041	196,950	903
Japan, Series 182, 1.10% 9/20/2042	619,850	3,096
Japan, Series 186, 1.50% 9/20/2043	1,341,900	7,016
Japan, Series 188, 1.60% 3/20/2044	69,000	363
Japan, Series 192, 2.40% 3/20/2045	1,387,100	8,201
Japan, Series 53, 0.60% 12/20/2046	781,600	3,136
Japan, Series 37, 0.60% 6/20/2050	694,500	2,460
Japan, Series 73, 0.70% 12/20/2051	1,568,700	5,419
Japan, Series 74, 1.00% 3/20/2052	246,100	926
Japan, Series 76, 1.40% 9/20/2052	5,800	24
Japan, Series 79, 1.20% 6/20/2053	612,200	2,395
Japan, Series 81, 1.60% 12/20/2053	168,700	732
Japan, Series 84, 2.10% 9/20/2054	958,150	4,694
		106,583

British pounds 4.42%
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	GBP800	1,098
Electricite de France SA 5.50% 3/27/2037	900	1,174
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)	900	1,089
Quebec (Province of) 2.25% 9/15/2026	1,870	2,493

American Funds Insurance Series	202

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
British pounds (continued)
United Kingdom 0.125% 1/30/2026	GBP425	$572
United Kingdom 4.25% 12/7/2027	3,785	5,161
United Kingdom 1.625% 10/22/2028	3,690	4,706
United Kingdom 4.125% 7/22/2029	2,015	2,741
United Kingdom 4.75% 12/7/2030	4,770	6,678
United Kingdom 0.25% 7/31/2031	12,845	14,159
United Kingdom 1.00% 1/31/2032	7,120	8,017
United Kingdom 4.25% 6/7/2032	1,310	1,782
United Kingdom 3.25% 1/31/2033	1,090	1,380
United Kingdom 0.625% 7/31/2035	210	199
United Kingdom 0.875% 1/31/2046	4,917	3,125
United Kingdom 3.75% 10/22/2053	1,870	1,980
United Kingdom 4.375% 7/31/2054	5,570	6,584
United Kingdom 2.50% 7/22/2065	3,313	2,495
		65,433

Brazilian reais 2.30%
Brazil (Federative Republic of) 0% 1/1/2026	BRL102,863	18,761
Brazil (Federative Republic of) 10.00% 1/1/2031	17,384	2,788
Brazil (Federative Republic of) 10.00% 1/1/2035	43,767	6,549
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	2,152	351
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	27,098	4,307
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	8,019	1,254
		34,010

South Korean won 1.81%
South Korea (Republic of), Series 2709, 3.125% 9/10/2027	KRW4,513,500	3,150
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,550
South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	2,797
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	18,379,880	13,445
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	5,519,130	3,804
		26,746

Chinese yuan renminbi 1.76%
China (People’s Republic of), Series INBK, 1.49% 12/25/2031	CNY39,540	5,590
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	1,160	176
China (People’s Republic of), Series INBK, 1.57% 5/15/2032	17,280	2,448
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	22,230	3,431
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	54,910	8,127
China (People’s Republic of), Series INBK, 3.53% 10/18/2051	800	140
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	4,740	781
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	4,720	788
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	834
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	28,690	3,791
		26,106

Australian dollars 1.58%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	2,096
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	3,189
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,766
New South Wales Treasury Corp. 5.25% 2/24/2038	3,956	2,570
Treasury Corp. of Victoria 5.50% 9/15/2039	19,544	12,734
		23,355

203	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Indian rupees 1.29%
Asian Development Bank 6.72% 2/8/2028	INR144,700	$1,617
European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	891
European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	379
European Bank for Reconstruction and Development 6.75% 3/14/2031	248,500	2,745
European Bank for Reconstruction and Development 6.75% 1/13/2032	547,100	6,083
European Investment Bank 6.95% 3/1/2029	46,200	519
European Investment Bank 7.40% 10/23/2033	388,300	4,468
Inter-American Development Bank 7.00% 1/25/2029	18,000	202
International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,412
Korea Development Bank 6.75% 7/1/2030	73,000	805
		19,121

Canadian dollars 1.26%
Canada (Government) 3.50% 3/1/2028	CAD15,013	11,134
Canada (Government) 3.25% 12/1/2033	7,330	5,334
Canada (Government) 2.75% 12/1/2048	3,500	2,142
		18,610

Malaysian ringgits 1.22%
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR5,412	1,368
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	6,143	1,559
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	10,588	2,601
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	2,484	657
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	9,030	2,350
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	35,614	9,149
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	1,277	361
		18,045

Hungarian forints 1.11%
Hungary (Republic of) 3.00% 8/21/2030	HUF2,824,560	7,500
Hungary (Republic of) 4.50% 5/27/2032	1,731,010	4,742
Hungary (Republic of) 4.75% 11/24/2032	1,494,300	4,117
		16,359

Indonesian rupiah 0.52%
Indonesia (Republic of), Series FR84, 7.25% 2/15/2026	IDR22,733,000	1,370
Indonesia (Republic of), Series FR64, 6.125% 5/15/2028	1,556,000	95
Indonesia (Republic of), Series FR71, 9.00% 3/15/2029	26,010,000	1,725
Indonesia (Republic of), Series FR82, 7.00% 9/15/2030	2,930,000	185
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,412,000	1,826
Indonesia (Republic of), Series FR68, 8.375% 3/15/2034	6,937,000	475
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	32,954,000	2,079
		7,755

Mexican pesos 0.44%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,920	798
America Movil, SAB de CV, 9.50% 1/27/2031	41,870	2,369
America Movil, SAB de CV, 10.30% 1/30/2034	19,710	1,156
United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,100
United Mexican States, Series M, 8.00% 7/31/2053	21,739	1,031
		6,454

American Funds Insurance Series	204

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Danish kroner 0.43%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)	DKK46,626	$6,029
Realkredit Danmark AS 1.00% 10/1/2053 (d)	2,461	299
		6,328

Colombian pesos 0.30%
Colombia (Republic of), Series B, 7.25% 10/18/2034	COP11,132,100	2,098
Colombia (Republic of), Series B, 11.75% 1/24/2035	4,779,600	1,183
Colombia (Republic of), Series B, 7.25% 10/26/2050	7,150,600	1,090
		4,371

South African rand 0.28%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	518
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	59,870	3,703
		4,221

Chilean pesos 0.28%
Chile (Republic of) 1.50% 3/1/2026 (c)	CLP914,184	1,013
Chile (Republic of) 5.00% 10/1/2028	955,000	1,069
Chile (Republic of) 6.00% 4/1/2033	1,720,000	1,992
		4,074

Polish zloty 0.27%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,294
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,766
		4,060

New Zealand dollars 0.20%
New Zealand 4.25% 5/15/2036	NZD3,397	1,915
New Zealand 3.25% 9/20/2050 (c)	1,729	1,025
		2,940

Turkish lira 0.12%
Turkey (Republic of), Series 2Y, 36.00% 8/12/2026	TRY70,000	1,644
Turkey (Republic of), Series 10Y, 17.80% 7/13/2033	12,175	201
		1,845

Philippine pesos 0.08%
Asian Development Bank 5.25% 4/29/2035	PHP45,900	769
Philippines (Republic of) 6.75% 9/15/2032	27,600	491
		1,260

Czech korunas 0.06%
Czech Republic 6.00% 2/26/2026	CZK17,550	857

U.S. dollars 43.50%
1261229 B.C., Ltd. 10.00% 4/15/2032 (e)	USD200	208
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (e)	27	28
AbbVie, Inc. 5.05% 3/15/2034	2,790	2,868
AbbVie, Inc. 5.35% 3/15/2044	75	74
AbbVie, Inc. 5.50% 3/15/2064	150	146
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (d)(e)	54	55

205	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Advance Auto Parts, Inc. 5.95% 3/9/2028	USD45	$46
AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	2,074
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (e)(f)(g)(h)	442	439
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (e)	660	537
AG Issuer, LLC 6.25% 3/1/2028 (e)	165	166
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(e)	1,147	1,218
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(e)	2,985	3,156
Albertsons Cos., Inc. 3.50% 3/15/2029 (e)	140	135
Albion Financing 1 SARL 7.00% 5/21/2030 (e)	200	210
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.216% 5/30/2033 (g)(h)	65	66
Alfa Transmisora De Energia SA 4.55% 9/27/2051	1,295	1,047
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.014% 4/20/2032 (d)(e)(h)	284	284
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (e)	50	53
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (e)	145	147
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (e)	120	121
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (e)	180	187
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (e)	65	67
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (e)	70	73
Allied Universal Holdco, LLC 6.00% 6/1/2029 (e)	300	297
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (e)	200	208
Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,840
Amazon.com, Inc. 5.45% 11/20/2055	578	565
Amentum Holdings, Inc. 7.25% 8/1/2032 (e)	98	103
Amer Sports Co. 6.75% 2/16/2031 (e)	35	37
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	1,030	1,075
Amgen, Inc. 2.20% 2/21/2027	445	437
Amgen, Inc. 5.25% 3/2/2030	981	1,019
Amgen, Inc. 5.25% 3/2/2033	2,687	2,782
Amgen, Inc. 5.65% 3/2/2053	1,284	1,258
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (e)	110	107
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (e)	115	108
AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.614%) 9.331% 9/1/2027 (g)(h)	95	95
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (d)(e)	3,541	3,555
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(e)	958	966
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (d)(e)	537	549
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.216% 9/23/2031 (g)(h)	144	145
Aretec Group, Inc. 7.50% 4/1/2029 (e)	245	247
Aretec Group, Inc. 10.00% 8/15/2030 (e)	45	49
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (e)	55	55
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (e)	25	26
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	15	16
AT&T, Inc. 3.50% 9/15/2053	2,070	1,386
ATI, Inc. 7.25% 8/15/2030	60	63
Avantor Funding, Inc. 3.875% 11/1/2029 (e)	122	117
Avient Corp. 6.25% 11/1/2031 (e)	25	26
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(e)	1,817	1,829
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(e)	996	1,037
B&G Foods, Inc. 5.25% 9/15/2027	210	206
B&G Foods, Inc. 8.00% 9/15/2028 (e)	25	25
BAE Systems PLC 5.30% 3/26/2034 (e)	865	896
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031 (e)	20	21
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(h)	219	234
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (e)	950	1,001
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (e)	425	442
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)	4,040	3,614
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (a)	1,535	1,599
BAT Capital Corp. 3.215% 9/6/2026	955	950
BAT Capital Corp. 4.625% 3/22/2033	188	187

American Funds Insurance Series	206

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
BAT Capital Corp. 5.625% 8/15/2035	USD5,501	$5,733
Bath & Body Works, Inc. 6.625% 10/1/2030 (e)	120	123
Bath & Body Works, Inc. 6.875% 11/1/2035	75	76
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)	3,056	3,382
Becton, Dickinson and Co. 4.298% 8/22/2032	320	316
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (e)	400	396
Block, Inc. 5.625% 8/15/2030 (e)	40	41
Block, Inc. 6.50% 5/15/2032	240	250
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(h)	1,070	1,113
BMW US Capital, LLC 4.15% 4/9/2030 (e)	900	895
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(e)	700	663
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (a)(e)	1,275	1,166
Boeing Co. (The) 6.259% 5/1/2027	45	46
Boeing Co. (The) 5.15% 5/1/2030	2,451	2,519
Boeing Co. (The) 3.625% 2/1/2031	718	690
Boeing Co. (The) 6.388% 5/1/2031	723	785
Boeing Co. (The) 6.528% 5/1/2034	457	506
Boeing Co. (The) 5.805% 5/1/2050	50	49
Boeing Co. (The) 6.858% 5/1/2054	526	591
Boost Newco Borrower, LLC 7.50% 1/15/2031 (e)	25	27
Borr IHC, Ltd. 10.00% 11/15/2028 (e)	277	279
Boyd Gaming Corp. 4.75% 6/15/2031 (e)	45	44
Boyne USA, Inc. 4.75% 5/15/2029 (e)	107	106
Braskem Netherlands Finance BV 4.50% 1/31/2030	2,228	873
Braskem Netherlands Finance BV 8.50% 1/12/2031	2,329	913
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)	525	206
Braskem Netherlands Finance BV 7.25% 2/13/2033	793	308
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(d)(e)	1,348	1,360
Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	2,002
Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,162
Broadcom, Inc. 4.00% 4/15/2029 (e)	250	249
Broadcom, Inc. 3.469% 4/15/2034	746	680
Broadcom, Inc. 3.137% 11/15/2035 (e)	185	159
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (e)	63	63
Brown & Brown, Inc. 5.25% 6/23/2032	100	102
Brown & Brown, Inc. 6.25% 6/23/2055	70	73
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	229
BWX Technologies, Inc. 4.125% 4/15/2029 (e)	175	171
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(e)	1,724	1,772
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (d)(e)(h)	3,685	3,723
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (d)(e)(h)	3,368	3,376
Caesars Entertainment, Inc. 7.00% 2/15/2030 (e)	64	66
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)	45	46
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(e)	1,633	1,697
Canadian Pacific Railway Co. 3.00% 12/2/2041	349	262
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,085	721
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (e)	90	86
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(e)	156	156
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (d)(e)(h)	614	604
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(h)	90	90
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(e)	801	815
Caturus Energy, LLC 8.50% 2/15/2030 (e)	15	16
CCO Holdings, LLC 5.125% 5/1/2027 (e)	125	125
CCO Holdings, LLC 4.75% 3/1/2030 (e)	135	129
CCO Holdings, LLC 4.50% 8/15/2030 (e)	240	226
CCO Holdings, LLC 4.25% 2/1/2031 (e)	155	143
CCO Holdings, LLC 4.50% 6/1/2033 (e)	147	129
CCO Holdings, LLC 4.25% 1/15/2034 (e)	55	47

207	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Centene Corp. 2.45% 7/15/2028	USD40	$37
Centene Corp. 4.625% 12/15/2029	35	34
Centene Corp. 2.50% 3/1/2031	65	56
Central Garden & Pet Co. 4.125% 10/15/2030	74	71
Central Garden & Pet Co. 4.125% 4/30/2031 (e)	110	104
Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,613
Charter Communications Operating, LLC 5.85% 12/1/2035	641	640
Charter Communications Operating, LLC 4.80% 3/1/2050	384	289
Charter Communications Operating, LLC 3.70% 4/1/2051	188	119
Charter Communications Operating, LLC 3.90% 6/1/2052	458	296
Charter Communications Operating, LLC 5.25% 4/1/2053	17	13
Charter Communications Operating, LLC 6.70% 12/1/2055	3,618	3,472
Cheniere Energy Partners, LP 3.25% 1/31/2032	26	24
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	1,130	1,115
Chubb INA Holdings, LLC 3.35% 5/3/2026	195	195
Chubb INA Holdings, LLC 4.35% 11/3/2045	425	371
Cipher Compute, LLC 7.125% 11/15/2030 (e)	35	36
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(h)	805	839
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(h)	1,240	1,279
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)	421	442
Civitas Resources, Inc. 8.75% 7/1/2031 (e)	90	93
Civitas Resources, Inc. 9.625% 6/15/2033 (e)	15	16
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (e)	45	44
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (e)	5	5
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)	100	104
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (e)	75	72
Cloud Software Group, Inc. 6.50% 3/31/2029 (e)	235	238
Cloud Software Group, Inc. 9.00% 9/30/2029 (e)	175	182
CMS Energy Corp. 3.00% 5/15/2026	1,200	1,196
CNX Resources Corp. 7.25% 3/1/2032 (e)	110	115
Coca-Cola Co. 4.65% 8/14/2034	336	343
Coinbase Global, Inc. 3.375% 10/1/2028 (e)	55	52
Coinbase Global, Inc. 3.625% 10/1/2031 (e)	85	76
Colombia (Republic of) 3.875% 4/25/2027	350	347
Colombia (Republic of) 7.375% 4/25/2030	2,400	2,540
Colombia (Republic of) 3.125% 4/15/2031	3,000	2,607
Colombia (Republic of) 8.00% 11/14/2035	347	371
Comcast Corp. 4.80% 5/15/2033	4,100	4,137
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)	198	183
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (e)	67	60
Comstock Resources, Inc. 5.875% 1/15/2030 (e)	65	63
Connect Finco SARL 9.00% 9/15/2029 (e)	200	212
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.174% 5/25/2043 (d)(e)(h)	1,032	1,052
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.424% 5/25/2043 (d)(e)(h)	804	844
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (d)(e)(h)	503	508
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.974% 6/25/2043 (d)(e)(h)	305	317
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (d)(e)(h)	326	328
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 1/25/2044 (d)(e)(h)	206	207
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.524% 5/25/2044 (d)(e)(h)	1,148	1,153
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 2/25/2045 (d)(e)(h)	252	253
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.024% 2/25/2045 (d)(e)(h)	437	438
Constellation Oil Services Holding SA 9.375% 11/7/2029 (e)	200	208

American Funds Insurance Series	208

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
COPT Defense Properties, LP 2.75% 4/15/2031	USD1,212	$1,107
Corebridge Financial, Inc. 3.90% 4/5/2032	748	710
CoreLogic, Inc. 4.50% 5/1/2028 (e)	384	378
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.614%) 10.331% 6/4/2029 (g)(h)	65	66
Coty, Inc. 4.75% 1/15/2029 (e)	65	64
Coty, Inc. 5.60% 1/15/2031 (e)	355	359
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (e)	65	70
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 5/6/2032 (g)(h)	124	126
Crescent Energy Finance, LLC 9.25% 2/15/2028 (e)	128	132
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)	165	160
Crown Castle, Inc. 2.50% 7/15/2031	767	686
CSN Inova Ventures 6.75% 1/28/2028 (b)	2,740	2,542
CSX Corp. 3.80% 4/15/2050	75	57
Darling Ingredients, Inc. 6.00% 6/15/2030 (e)	10	10
DaVita, Inc. 6.75% 7/15/2033 (e)	40	42
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)	1,160	1,141
Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,160
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (g)(i)	9	3
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)	125	133
DIRECTV Financing, LLC 5.875% 8/15/2027 (e)	21	21
DIRECTV Financing, LLC 8.875% 2/1/2030 (e)	60	61
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.262%) 9.102% 8/2/2027 (g)(h)	5	5
DISH Network Corp. 11.75% 11/15/2027 (e)	296	308
Duke Energy Florida, LLC 4.85% 12/1/2035	175	174
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (d)(e)(h)	1,597	1,631
EchoStar Corp. 10.75% 11/30/2029	105	116
Edison International 5.25% 11/15/2028	1,862	1,888
Edison International 5.45% 6/15/2029	75	76
Edison International 6.95% 11/15/2029	350	373
Edison International 5.25% 3/15/2032	705	706
Egypt (Arab Republic of) 9.45% 2/4/2033 (e)	460	529
Electricite de France SA 5.65% 4/22/2029 (e)	800	833
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)	435	508
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(e)	300	350
Element Solutions, Inc. 3.875% 9/1/2028 (e)	105	103
Ellucian Holdings, Inc. 6.50% 12/1/2029 (e)	25	26
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 11/22/2032 (g)(h)	25	25
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (e)	190	201
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.466% 4/23/2031 (g)(h)	84	83
Enel Finance International NV 1.625% 7/12/2026 (e)	1,248	1,232
Enel Finance International NV 2.125% 7/12/2028 (e)	1,227	1,167
Enel Finance International NV 4.125% 9/30/2028 (e)	2,125	2,122
Enfragen Energia Sur SA 5.375% 12/30/2030	3,329	3,099
Enterprise Products Operating, LLC 4.95% 2/15/2035	168	170
Enviri Corp. 5.75% 7/31/2027 (e)	145	145
EQT Corp. 6.375% 4/1/2029	20	21
EQT Corp. 7.50% 6/1/2030	45	50
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(e)	498	502
EquipmentShare.com, Inc. 9.00% 5/15/2028 (e)	90	94
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)	15	16
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(e)	148	150
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (d)	16	16
Expand Energy Corp. 4.875% 4/15/2022 (j)	915	— (k)
Expand Energy Corp. 6.75% 4/15/2029 (e)	30	30
Expand Energy Corp. 5.375% 3/15/2030	55	56
Expand Energy Corp. 4.75% 2/1/2032	15	15
Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,472
Fair Isaac Corp. 4.00% 6/15/2028 (e)	15	15
Fair Isaac Corp. 6.00% 5/15/2033 (e)	125	129

209	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (d)	USD51	$54
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)	6	5
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (d)	1	1
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (d)	117	116
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)	240	203
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (d)	1,365	1,107
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (d)	1,332	1,082
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (d)	3,320	2,697
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (d)	3,753	3,680
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (d)	48	48
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)	1,614	1,582
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	86	87
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	188	192
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)	407	422
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (d)	19	18
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	495	503
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	15	15
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	53	54
Fannie Mae Pool #BW9648 3.50% 7/1/2053 (d)	27	25
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (d)	28	26
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (d)	398	399
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	202	206
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	1,443	1,472
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	766	779
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (d)	1,595	1,642
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	400	407
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	1,912	1,968
Fannie Mae Pool #DA4667 6.50% 1/1/2054 (d)	568	590
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	575	584
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	204	207
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	419	425
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (d)	242	249
Fannie Mae Pool #MA5401 3.50% 4/1/2054 (d)	149	138
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (d)	310	316
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	210	216
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (d)	1,575	1,609
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	695	722
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (d)	605	624
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	389	400
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	212	218
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	184	191
Fannie Mae Pool #MA5389 6.00% 6/1/2054 (d)	23	23
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)	3,843	3,921
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	971	991
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	742	766
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	553	568
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)	537	552
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	384	400
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (d)	237	243
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	199	206
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	164	169
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)	4	5
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (d)	13	14
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	383	390
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	461	479
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)	322	331
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	284	292
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	216	223
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	186	192
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (d)	185	190
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (d)	179	185

American Funds Insurance Series	210

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	USD150	$154
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (d)	81	84
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	69	72
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	60	62
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (d)	35	36
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (d)	57	60
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (d)	835	858
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	422	437
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (d)	171	178
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (d)	697	717
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)	1,739	1,736
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	114	116
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	46	46
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (d)	23	23
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (d)	660	679
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (d)	3,973	3,882
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (d)	594	580
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (d)	87	89
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (d)	429	446
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (d)	4,129	4,344
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (d)	194	184
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (d)	630	615
Fannie Mae Pool #DD6324 5.00% 4/1/2055 (d)	367	367
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (d)	289	275
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	337	337
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (d)	1,042	1,071
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)	1,564	1,560
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (d)	377	382
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (d)	349	363
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (d)	727	747
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (d)	73	74
Fannie Mae Pool #DE6152 6.50% 8/1/2055 (d)	151	157
Fannie Mae Pool #DE6383 7.00% 8/1/2055 (d)	425	447
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (d)	186	188
Fannie Mae Pool #MA5962 7.00% 1/1/2056 (d)	338	356
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (d)(e)(h)	315	286
Fertitta Entertainment, LLC 6.75% 1/15/2030 (e)	25	24
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (e)	150	157
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (e)	30	32
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.466% 2/12/2031 (g)(h)	15	15
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (b)(g)(h)	26	27
First Student Bidco, Inc. 4.00% 7/31/2029 (e)	45	44
FirstEnergy Corp., Series B, 3.90% 7/15/2027	1,763	1,757
Flutter Treasury DAC 5.875% 6/4/2031 (e)	200	203
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (d)(e)(h)	483	485
Ford Motor Co. 6.10% 8/19/2032	30	31
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,175	2,209
Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	301
Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	197
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	209
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	193
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,000	3,066
Ford Motor Credit Co., LLC 5.73% 9/5/2030	1,590	1,615
Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	118
Ford Motor Credit Co., LLC 6.50% 2/7/2035	3,100	3,213
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (e)	255	265
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033 (d)	1,680	1,632
Freddie Mac Pool #RB5111 2.00% 5/1/2041 (d)	1,990	1,737
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (d)	184	183
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)	586	475

211	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Freddie Mac Pool #QE3878 3.50% 6/1/2052 (d)	USD23	$21
Freddie Mac Pool #QE6084 5.00% 7/1/2052 (d)	860	862
Freddie Mac Pool #SD2986 3.50% 9/1/2052 (d)	827	767
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (d)	356	349
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (d)	947	948
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (d)	2,677	2,625
Freddie Mac Pool #SD8327 3.50% 4/1/2053 (d)	23	21
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	240	244
Freddie Mac Pool #QG6918 3.50% 7/1/2053 (d)	91	84
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	21	21
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	648	659
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	163	170
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	54	55
Freddie Mac Pool #RA9795 4.00% 9/1/2053 (d)	34	32
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	613	631
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (d)	11,766	11,781
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (d)	116	121
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	177	180
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (d)	1,515	1,558
Freddie Mac Pool #QI1357 4.00% 3/1/2054 (d)	920	873
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	88	91
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	119	124
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (d)	260	261
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (d)	14,117	14,417
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	772	789
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)	37	39
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	1,019	1,039
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	490	500
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	1,278	1,313
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	480	500
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	469	484
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	310	319
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	305	316
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	193	199
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	160	165
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	3,336	3,397
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	600	612
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	282	292
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	24	25
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)	609	619
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	1,012	1,043
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	532	550
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	506	527
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	487	507
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	300	309
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	406	413
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (d)	23	24
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)	415	405
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	1,073	1,089
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)	502	501
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	321	326
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	12	12
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (d)	21	22
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (d)	926	975
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (d)	237	249
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (d)	58	60
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	49	50
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	149	149
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	526	540
Freddie Mac Pool #QY1579 6.50% 4/1/2055 (d)	81	85
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	311	311

American Funds Insurance Series	212

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (d)	USD206	$209
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (d)	144	148
Freddie Mac Pool #QY4408 7.00% 5/1/2055 (d)	302	318
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	438	437
Freddie Mac Pool #RQ0024 4.00% 7/1/2055 (d)	4,994	4,740
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (d)	169	169
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (d)	171	173
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (d)	765	786
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.774% 4/25/2042 (d)(e)(h)	441	452
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 1/25/2045 (d)(e)(h)	200	200
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (e)	25	25
Frontier Communications Holdings, LLC 5.875% 11/1/2029	65	66
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (e)	103	105
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(e)(i)	197	112
FXI Holdings, Inc. 11.00% 11/15/2030 (e)	337	304
Garda World Security Corp. 8.375% 11/15/2032 (e)	65	66
Gartner, Inc. 3.75% 10/1/2030 (e)	70	66
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(e)	951	962
Genesis Energy, LP 8.25% 1/15/2029	25	26
Genesis Energy, LP 8.875% 4/15/2030	38	40
Genesis Energy, LP 7.875% 5/15/2032	60	63
Georgia (Republic of) 2.75% 4/22/2026 (e)	400	396
Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,411
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.072% 11/4/2031 (g)(h)	49	49
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)	1,080	1,061
Government National Mortgage Assn. 6.50% 1/1/2056 (d)(l)	1,708	1,766
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	744	555
Gray Media, Inc. 5.375% 11/15/2031 (e)	19	14
Greenko Dutch BV 3.85% 3/29/2026	1,488	1,477
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	1,645	1,723
Group 1 Automotive, Inc. 4.00% 8/15/2028 (e)	115	113
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (e)	660	654
Harvest Midstream I, LP 7.50% 9/1/2028 (e)	25	25
Harvest Midstream I, LP 7.50% 5/15/2032 (e)	25	26
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (d)(e)(h)	1,066	1,068
HCA, Inc. 5.625% 9/1/2028	120	124
Herc Holdings, Inc. 7.00% 6/15/2030 (e)	65	68
Herc Holdings, Inc. 7.25% 6/15/2033 (e)	30	32
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(e)	249	254
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(e)	1,188	1,203
Hess Midstream Operations, LP 5.50% 10/15/2030 (e)	14	14
Hightower Holding, LLC 6.75% 4/15/2029 (e)	235	234
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)	105	102
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)	25	24
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (e)	115	110
Honduras (Republic of) 6.25% 1/19/2027	653	660
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (d)(e)(h)	1,949	2,023
Howard Hughes Corp. (The) 5.375% 8/1/2028 (e)	175	176
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	195	190
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	120	114
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (e)	200	207
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	1,700	1,716
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (a)	1,020	1,023
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)	2,000	2,283
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (a)	1,200	1,315
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (d)(e)(h)	396	401
HUB International, Ltd. 7.375% 1/31/2032 (e)	130	137
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.12% 6/20/2030 (g)(h)	3	3

213	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (d)(e)(h)	USD2,712	$2,814
Hyundai Capital America 1.50% 6/15/2026 (e)	2,375	2,348
Hyundai Capital America 1.65% 9/17/2026 (e)	269	265
Hyundai Capital America 2.00% 6/15/2028 (e)	600	569
Hyundai Capital America 4.25% 9/18/2028 (e)	2,577	2,578
Hyundai Capital America 6.50% 1/16/2029 (e)	132	140
Icahn Enterprises, LP 9.75% 1/15/2029	65	65
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(e)	480	481
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (e)	500	516
Ingles Markets, Inc. 4.00% 6/15/2031 (e)	130	123
Intel Corp. 3.05% 8/12/2051	740	455
Intel Corp. 5.60% 2/21/2054	168	155
Intercontinental Exchange, Inc. 4.20% 3/15/2031	588	589
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(e)	1,500	1,784
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.10% 3/15/2042 (d)(e)(h)	3,679	3,688
ION Platform Finance US, Inc. 8.75% 5/1/2029 (e)	200	203
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	55	53
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	235	232
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (e)	200	207
Jane Street Group, LLC 6.75% 5/1/2033 (e)	80	84
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (e)	80	84
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (a)	1,243	1,240
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	3,441	3,612
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (a)	1,330	1,321
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)	730	742
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.716% 3/20/2032 (g)(h)	74	75
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.716% 3/20/2033 (g)(h)	50	49
KB Home 6.875% 6/15/2027	50	51
Kennedy-Wilson, Inc. 4.75% 3/1/2029	20	20
Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	231
Kodiak Gas Services, LLC 7.25% 2/15/2029 (e)	10	10
Korea Electric Power Corp. 5.375% 7/31/2026 (e)	1,290	1,300
Korea Electric Power Corp. 4.75% 2/13/2028 (e)	2,250	2,286
Korea Gas Corp. 5.00% 7/8/2029 (e)	225	232
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.293% 12/15/2039 (d)(e)(h)	1,207	1,208
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (d)(e)	194	197
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(e)	219	220
Lamar Media Corp. 3.75% 2/15/2028	10	10
Lamar Media Corp. 3.625% 1/15/2031	120	113
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (e)	30	29
LATAM Airlines Group SA 7.875% 4/15/2030 (e)	25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (e)	110	108
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (e)	40	42
Levi Strauss & Co. 3.50% 3/1/2031 (e)	115	108
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (e)	130	130
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (a)	7,000	6,937
Lockheed Martin Corp. 5.20% 2/15/2064	309	287
LPL Holdings, Inc. 4.375% 5/15/2031 (e)	10	10
LSB Industries, Inc. 6.25% 10/15/2028 (e)	90	90
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.155% 7/15/2036 (d)(e)(h)	563	563
Marriott International, Inc. 2.75% 10/15/2033	5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (e)	45	43
Mars, Inc. 4.80% 3/1/2030 (e)	2,925	2,990
Mars, Inc. 5.00% 3/1/2032 (e)	3,575	3,686
Mars, Inc. 5.20% 3/1/2035 (e)	1,475	1,517
Marsh & McLennan Cos., Inc. 5.70% 9/15/2053	282	285

American Funds Insurance Series	214

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Mastercard, Inc. 2.00% 11/18/2031	USD600	$535
Matador Resources Co. 6.50% 4/15/2032 (e)	50	51
Matador Resources Co. 6.25% 4/15/2033 (e)	45	45
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (e)	393	393
Meta Platforms, Inc. 5.50% 11/15/2045	269	261
Meta Platforms, Inc. 5.625% 11/15/2055	576	553
Meta Platforms, Inc. 5.75% 11/15/2065	276	264
Methanex Corp. 5.125% 10/15/2027	55	55
Methanex Corp. 5.25% 12/15/2029	5	5
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(e)	1,208	1,219
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(d)(e)	1,000	1,003
MGM Resorts International 5.50% 4/15/2027	90	91
Microchip Technology, Inc. 5.05% 2/15/2030	709	724
Mineral Resources, Ltd. 8.00% 11/1/2027 (e)	155	159
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)	85	89
Minerva Luxembourg SA 8.875% 9/13/2033	2,161	2,364
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(e)	1,094	1,101
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(e)	539	542
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(e)	472	475
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(e)	1,136	1,145
Molina Healthcare, Inc. 4.375% 6/15/2028 (e)	80	79
Molina Healthcare, Inc. 3.875% 11/15/2030 (e)	75	70
Molina Healthcare, Inc. 6.25% 1/15/2033 (e)	115	117
Moog, Inc. 4.25% 12/9/2027 (e)	120	119
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (a)	3,700	3,746
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (a)	1,480	1,475
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)	1,433	1,260
Motherson Global Investments BV 5.625% 7/11/2029 (e)	595	608
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)	35	37
MSCI, Inc. 3.625% 11/1/2031 (e)	210	197
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.624% 7/25/2054 (d)(e)(h)	485	492
Murphy Oil Corp. 6.00% 10/1/2032	25	25
Murphy Oil USA, Inc. 4.75% 9/15/2029	48	48
Nabors Industries, Inc. 9.125% 1/31/2030 (e)	160	168
National Australia Bank, Ltd. 5.181% 6/11/2034 (e)	1,250	1,300
Navient Corp. 5.00% 3/15/2027	45	45
Navient Corp. 4.875% 3/15/2028	145	143
Navient Corp. 7.875% 6/15/2032	55	58
New York Life Global Funding 1.20% 8/7/2030 (e)	2,725	2,385
New York Life Global Funding 5.00% 1/9/2034 (e)	1,500	1,525
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(h)	515	481
Newell Brands, Inc. 8.50% 6/1/2028 (e)	30	31
Nexstar Media, Inc. 4.75% 11/1/2028 (e)	165	164
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	1,025	1,038
NFE Financing, LLC 12.00% 11/15/2029 (e)(j)	709	206
NGL Energy Operating, LLC 8.125% 2/15/2029 (e)	55	57
NGL Energy Operating, LLC 8.375% 2/15/2032 (e)	70	73
Nickel Industries, Ltd. 9.00% 9/30/2030 (e)	900	934
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (e)	200	213
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (e)	200	213
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(e)	500	502
Norfolk Southern Corp. 5.35% 8/1/2054	496	474
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (e)	50	49
NOVA Chemicals Corp. 5.25% 6/1/2027 (e)	20	20
NOVA Chemicals Corp. 9.00% 2/15/2030 (e)	90	96
NuStar Logistics, LP 5.625% 4/28/2027	80	81
Occidental Petroleum Corp. 6.375% 9/1/2028	54	57
OCP SA 3.75% 6/23/2031	500	469
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(e)	269	273
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(e)	120	122

215	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
OneMain Finance Corp. 7.125% 9/15/2032	USD25	$26
OneSky Flight, LLC 8.875% 12/15/2029 (e)	35	37
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(d)(e)	631	637
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(e)	1,222	1,237
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(d)(e)	2,219	2,243
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(e)	2,400	2,421
Open Text Corp. 3.875% 2/15/2028 (e)	25	25
Oracle Corp. 2.65% 7/15/2026	2,327	2,308
Oracle Corp. 3.25% 11/15/2027	1,880	1,840
Oracle Corp. 4.45% 9/26/2030	4,475	4,379
Oracle Corp. 3.95% 3/25/2051	22	14
Oracle Corp. 6.00% 8/3/2055	1,500	1,324
Orange 9.00% 3/1/2031 (a)	2,434	2,930
Owens & Minor, Inc. 6.625% 4/1/2030 (e)	40	26
Pacific Gas and Electric Co. 3.15% 1/1/2026	3,000	3,000
Pacific Gas and Electric Co. 4.65% 8/1/2028	542	546
Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,621
Pacific Gas and Electric Co. 3.30% 8/1/2040	4,525	3,437
PacifiCorp 3.30% 3/15/2051	150	96
PacifiCorp 2.90% 6/15/2052	280	164
PacifiCorp 5.35% 12/1/2053	525	462
PacifiCorp 5.50% 5/15/2054	980	877
PacifiCorp 5.80% 1/15/2055	500	467
Panama (Republic of) 3.75% 4/17/2026	465	466
Panama (Republic of) 7.50% 3/1/2031	2,325	2,583
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (e)	65	65
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (e)	65	64
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (e)	55	57
Party City Holdings, Inc. 0% 8/27/2030 (f)	2	— (k)
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(e)	1,059	1,066
Performance Food Group, Inc. 5.50% 10/15/2027 (e)	11	11
Permian Resources Operating, LLC 9.875% 7/15/2031 (e)	3	3
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)	25	26
Permian Resources Operating, LLC 6.25% 2/1/2033 (e)	106	109
Petroleos Mexicanos 6.84% 1/23/2030	20,114	20,438
Petroleos Mexicanos 5.95% 1/28/2031	65	63
Petroleos Mexicanos 6.70% 2/16/2032	779	777
Petroleos Mexicanos 6.95% 1/28/2060	55	45
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,151
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	178
PG&E Corp. 5.00% 7/1/2028	235	235
PG&E Corp. 5.25% 7/1/2030	175	174
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)	145	151
Philip Morris International, Inc. 5.125% 11/17/2027	315	322
Philip Morris International, Inc. 2.10% 5/1/2030	634	581
Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,663
Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,446
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)	375	396
POSCO 4.875% 1/23/2027 (e)	510	514
Post Holdings, Inc. 4.625% 4/15/2030 (e)	444	433
Post Holdings, Inc. 6.25% 2/15/2032 (e)	33	34
Prestige Brands, Inc. 3.75% 4/1/2031 (e)	120	113
Procter & Gamble Co. 3.00% 3/25/2030	338	326
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (d)(e)	902	860
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(e)	403	390
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (a)	2,755	2,696
PT Freeport Indonesia 5.315% 4/14/2032	449	458
Quikrete Holdings, Inc. 6.375% 3/1/2032 (e)	40	42

American Funds Insurance Series	216

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)	USD10	$10
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (e)(i)	296	285
Raizen Fuels Finance SA 6.45% 3/5/2034 (e)	910	743
Range Resources Corp. 4.75% 2/15/2030 (e)	145	143
Repsol E&P Capital Markets US, LLC 5.204% 9/16/2030 (e)	689	699
Reworld Holding Corp. 4.875% 12/1/2029 (e)	25	24
RHP Hotel Properties, LP 7.25% 7/15/2028 (e)	80	83
RHP Hotel Properties, LP 4.50% 2/15/2029 (e)	90	89
RHP Hotel Properties, LP 6.50% 6/15/2033 (e)	30	31
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,420	1,464
RLJ Lodging Trust, LP 4.00% 9/15/2029 (e)	25	24
Roper Technologies, Inc. 4.45% 9/15/2030	2,900	2,914
Roper Technologies, Inc. 5.10% 9/15/2035	925	932
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	1,700	1,751
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (e)	75	76
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (e)	90	93
Sabre GLBL, Inc. 11.125% 7/15/2030 (e)	25	21
Sally Holdings, LLC 6.75% 3/1/2032	107	112
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (a)(i)	3,406	3,454
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (a)(e)(i)	464	471
Sands China, Ltd. 5.40% 8/8/2028	2,710	2,763
Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,728
Sasol Financing USA, LLC 8.75% 5/3/2029 (b)	1,330	1,355
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	357
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (e)	62	61
Scentre Group Trust 1 3.75% 3/23/2027 (e)	110	110
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(e)	2,846	2,909
Science Applications International Corp. 5.875% 11/1/2033 (e)	10	10
Scientific Games Holdings, LP 6.625% 3/1/2030 (e)	46	41
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (e)	115	115
Sealed Air Corp. 6.125% 2/1/2028 (e)	180	183
Sealed Air Corp. 6.50% 7/15/2032 (e)	123	128
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(e)	123	124
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (d)(e)	630	636
Serbia (Republic of) 6.25% 5/26/2028 (e)	740	768
Service Corp. International 5.75% 10/15/2032	35	36
Service Properties Trust 0% 9/30/2027 (e)	30	27
Service Properties Trust 8.625% 11/15/2031 (e)	60	63
ServiceNow, Inc. 1.40% 9/1/2030	756	666
Sirius XM Radio, LLC 3.125% 9/1/2026 (e)	50	50
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	195	191
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)	39	37
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	111	102
SK hynix, Inc. 1.50% 1/19/2026	563	562
SLM Corp. 6.50% 1/31/2030	85	88
SM Energy Co. 6.50% 7/15/2028	45	46
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.534% 11/15/2052 (d)(e)(h)	482	487
Sonic Automotive, Inc. 4.625% 11/15/2029 (e)	45	44
Sonic Automotive, Inc. 4.875% 11/15/2031 (e)	20	19
Southern California Edison Co. 2.85% 8/1/2029	200	190
Southern California Edison Co. 3.65% 2/1/2050	1,700	1,190
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (a)(e)	1,500	1,546
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.201% 2/17/2042 (d)(e)(h)	216	216
Starwood Property Trust, Inc. 5.25% 10/15/2028 (e)	100	101
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)	1,450	1,485
Station Casinos, LLC 6.625% 3/15/2032 (e)	35	36
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.905% 7/15/2032 (d)(e)(h)	1,439	1,437

217	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Stillwater Mining Co. 4.00% 11/16/2026 (b)	USD2,090	$2,077
Sunoco, LP 7.00% 5/1/2029 (e)	30	31
Sunoco, LP 4.50% 5/15/2029	290	285
Sunoco, LP 4.50% 4/30/2030	35	34
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (e)	45	46
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (d)(e)(h)	6,917	6,863
Synopsys, Inc. 5.15% 4/1/2035	1,410	1,434
Talen Energy Supply, LLC 8.625% 6/1/2030 (e)	69	73
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.353% 5/17/2030 (g)(h)	44	44
Talos Production, Inc. 9.00% 2/1/2029 (e)	15	16
Talos Production, Inc. 9.375% 2/1/2031 (e)	55	57
Tenet Healthcare Corp. 6.125% 10/1/2028	17	17
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	455	461
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	210
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	669
TGS ASA 8.50% 1/15/2030 (e)	200	210
Tidewater, Inc. 9.125% 7/15/2030 (e)	10	11
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	861	848
T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	1,022
T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,355
Toronto-Dominion Bank (The) 4.783% 12/17/2029	424	435
TotalEnergies Capital SA 5.488% 4/5/2054	1,500	1,451
TransDigm, Inc. 4.875% 5/1/2029	80	80
TransDigm, Inc. 6.875% 12/15/2030 (e)	85	89
TransDigm, Inc. 6.625% 3/1/2032 (e)	45	47
TransDigm, Inc. 6.375% 5/31/2033 (e)	75	77
TransDigm, Inc. 6.75% 1/31/2034 (e)	140	146
Transocean International, Ltd. 8.75% 2/15/2030 (e)	30	31
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (e)	83	84
Transocean, Inc. 6.80% 3/15/2038	35	30
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(f)	100	100
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(e)	251	252
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(e)	100	100
Turkey (Republic of) 7.125% 7/17/2032	1,360	1,440
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(e)	554	557
U.S. Treasury 3.875% 5/31/2027	662	665
U.S. Treasury 3.75% 6/30/2027	30	30
U.S. Treasury 3.625% 8/31/2027 (m)	25,710	25,766
U.S. Treasury 3.50% 10/15/2028	1,281	1,280
U.S. Treasury 3.50% 11/15/2028	1,460	1,458
U.S. Treasury 3.50% 9/30/2029	399	397
U.S. Treasury 4.125% 10/31/2029	328	334
U.S. Treasury 4.00% 5/31/2030	2,995	3,034
U.S. Treasury 3.875% 6/30/2030 (m)	13,418	13,520
U.S. Treasury 3.50% 11/30/2030	1,289	1,276
U.S. Treasury 4.125% 11/30/2031	704	715
U.S. Treasury 3.875% 8/15/2034	540	532
U.S. Treasury 4.625% 2/15/2035	1,681	1,746
U.S. Treasury 4.00% 11/15/2035 (m)	7,207	7,109
U.S. Treasury 1.75% 8/15/2041	4,650	3,144
U.S. Treasury 4.75% 11/15/2043 (m)	2,650	2,654
U.S. Treasury 4.625% 5/15/2044	1,210	1,190
U.S. Treasury 3.00% 8/15/2048 (m)	5,045	3,743
U.S. Treasury 1.25% 5/15/2050	1,625	780
U.S. Treasury 4.75% 11/15/2053 (m)	4,809	4,729
U.S. Treasury 4.25% 2/15/2054	681	617
U.S. Treasury 4.625% 5/15/2054 (m)	1,836	1,772
U.S. Treasury 4.50% 11/15/2054	143	135
U.S. Treasury 4.625% 2/15/2055 (m)	2,915	2,814

American Funds Insurance Series	218

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
U.S. Treasury 4.75% 8/15/2055	USD927	$913
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (c)	850	845
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)	10,727	11,051
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	3,539	1,913
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (c)	186	145
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)(m)	2,891	2,600
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)	4,653	4,417
UKG, Inc. 6.875% 2/1/2031 (e)	77	79
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (d)(l)	800	647
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (d)(l)	17	16
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (d)(l)	2,692	2,628
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (d)(l)	164	171
Uniform Mortgage-Backed Security 7.00% 1/1/2056 (d)(l)	3,010	3,168
Uniform Mortgage-Backed Security 2.00% 2/1/2056 (d)(l)	7,290	5,893
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (d)(l)	3,696	3,406
United Mexican States 5.375% 3/22/2033	765	761
United Mexican States 6.00% 5/7/2036	970	985
United Mexican States 6.338% 5/4/2053	425	406
United Natural Foods, Inc. 6.75% 10/15/2028 (e)	85	85
United Rentals (North America), Inc. 3.875% 2/15/2031	130	124
UnitedHealth Group, Inc. 5.30% 6/15/2035	1,450	1,502
UnitedHealth Group, Inc. 5.95% 6/15/2055	1,450	1,490
Univision Communications, Inc. 8.00% 8/15/2028 (e)	110	114
Univision Communications, Inc. 4.50% 5/1/2029 (e)	250	240
US Foods, Inc. 4.625% 6/1/2030 (e)	35	35
Vail Resorts, Inc. 5.625% 7/15/2030 (e)	35	36
Vail Resorts, Inc. 6.50% 5/15/2032 (e)	20	21
Valvoline, Inc. 3.625% 6/15/2031 (e)	85	78
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.00% PIK 7/16/2026 (f)(g)(h)(i)(j)	34	11
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (f)(g)(h)(i)(j)	34	11
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (f)(g)(h)(i)(j)	56	18
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (e)	35	33
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)	31	31
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)	110	100
Venture Global LNG, Inc. 8.125% 6/1/2028 (e)	80	81
Venture Global LNG, Inc. 9.875% 2/1/2032 (e)	82	85
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (e)	50	51
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)	55	59
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)	115	118
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)	25	27
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)	85	87
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(e)	525	532
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(h)	752	757
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(d)(e)	1,418	1,424
Voyager Parent, LLC 9.25% 7/1/2032 (e)	150	159
Warrior Met Coal, Inc. 7.875% 12/1/2028 (e)	71	73
Waste Management, Inc. 3.875% 1/15/2029	50	50
Weatherford International, Ltd. 8.625% 4/30/2030 (e)	34	35
Weatherford International, Ltd. 6.75% 10/15/2033 (e)	65	67
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (a)	4,698	4,668
WESCO Distribution, Inc. 7.25% 6/15/2028 (e)	200	203
WESCO Distribution, Inc. 6.625% 3/15/2032 (e)	150	157
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(e)	99	100
WMG Acquisition Corp. 3.75% 12/1/2029 (e)	110	106
WMG Acquisition Corp. 3.00% 2/15/2031 (e)	80	75
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)(i)	74	81
Wynn Macau, Ltd. 6.75% 2/15/2034 (e)	875	887
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (e)	43	47
		643,640
Total bonds, notes & other debt instruments (cost: $1,378,329,000)		1,345,508

219	American Funds Insurance Series

Capital World Bond Fund® (continued)
Preferred securities 0.01%	Shares	Value (000)
U.S. dollars 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares (e)(f)(n)	48	$80
Total preferred securities (cost: $50,000)		80
Common stocks 0.00%
U.S. dollars 0.00%
Altera Infrastructure, LP (f)	1,441	59
Expand Energy Corp.	45	5
Venator Materials PLC (f)(n)	232	— (k)
Total common stocks (cost: $1,019,000)		64
Rights & warrants 0.00%
U.S. dollars 0.00%
Expand Energy Corp., Class C, warrants, expire 2/9/2026 (n)	85	8
Total rights & warrants (cost: $73,000)		8
Investment funds 1.54%
Capital Group Central Corporate Bond Fund (o)	2,674,552	22,734
Total investment funds (cost: $20,987,000)		22,734
Short-term securities 7.71%
Money market investments 7.71%
Capital Group Central Cash Fund 3.79% (o)(p)	1,141,484	114,160
Total short-term securities (cost: $114,142,000)		114,160
Options purchased (equity style) 0.00%
Options purchased (equity style) *		16
Total options purchased (equity style) (cost: $81,000)		16
Total investment securities 100.19% (cost: $1,514,681,000)		1,482,570
Other assets less liabilities (0.19)%		(2,800)
Net assets 100.00%		$1,479,770
*Options purchased (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2025 (000)
Put
USD/JPY Foreign Currency Options	BNP Paribas	2/18/2026	JPY147.00	USD15,680	$16

American Funds Insurance Series	220

Capital World Bond Fund® (continued)
Options purchased (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
Put
10 Year Euro-Bund Futures Option	125	1/23/2026	EUR126.50	EUR12,500	$— (k)
Options written (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
Call
10 Year Euro-Bund Futures Option	(125)	1/23/2026	EUR131.50	EUR(12,500)	$28
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
3 Month SONIA Futures	Short	4	3/18/2026	USD(1,298)	$(2)
3 Month CORRA Futures	Long	866	6/17/2026	154,131	377
3 Month Euro EURIBOR Futures	Long	1	12/14/2026	288	— (k)
2 Year Italy Government Bond Futures	Long	274	3/10/2026	34,561	(61)
2 Year Euro-Schatz Futures	Short	61	3/10/2026	(7,655)	8
2 Year Canadian Government Bond Futures	Long	301	3/31/2026	23,159	(63)
2 Year U.S. Treasury Note Futures	Long	1,141	4/6/2026	238,228	(45)
3 Year Australian Treasury Bond Futures	Long	332	3/17/2026	23,263	16
5 Year Euro-Bobl Futures	Long	384	3/10/2026	52,420	(269)
5 Year Canadian Government Bond Futures	Long	209	3/31/2026	17,251	(152)
5 Year U.S. Treasury Note Futures	Long	482	4/6/2026	52,685	(144)
10 Year Italy Government Bond Futures	Long	82	3/10/2026	11,581	(35)
10 Year French Government Bond Futures	Short	36	3/10/2026	(5,102)	35
10 Year Euro-Bund Futures	Short	416	3/10/2026	(62,367)	460
10 Year Australian Treasury Bond Futures	Long	145	3/16/2026	10,594	50
10 Year Japanese Government Bond Futures	Short	30	3/23/2026	(25,359)	167
10 Year U.S. Treasury Note Futures	Long	161	3/31/2026	18,102	(168)
10 Year Ultra U.S. Treasury Note Futures	Long	69	3/31/2026	7,936	(67)
10 Year UK Gilt Futures	Short	31	3/31/2026	(3,818)	14
10 Year Canadian Government Bond Futures	Short	241	3/31/2026	(21,230)	331
20 Year U.S. Treasury Bond Futures	Long	153	3/31/2026	17,686	(251)
30 Year Euro-Buxl Futures	Short	54	3/10/2026	(6,988)	157
30 Year Ultra U.S. Treasury Bond Futures	Long	186	3/31/2026	21,948	(374)
					$(16)

221	American Funds Insurance Series

Capital World Bond Fund® (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
TRY	137,735	USD	3,157	Citibank	1/7/2026	$35
MYR	8,120	USD	1,986	BNP Paribas	1/8/2026	17
USD	1,377	MYR	5,680	JPMorgan Chase	1/8/2026	(24)
CAD	39,278	USD	28,223	Barclays Bank PLC	1/9/2026	406
GBP	9,385	USD	12,570	Bank of America	1/9/2026	81
USD	2,793	JPY	432,460	Bank of America	1/9/2026	30
CZK	117,510	USD	5,689	Bank of New York Mellon	1/9/2026	28
USD	1,032	BRL	5,550	Goldman Sachs	1/9/2026	22
CZK	49,000	USD	2,366	JPMorgan Chase	1/9/2026	18
USD	1,007	JPY	155,470	Citibank	1/9/2026	14
CZK	156,440	EUR	6,463	JPMorgan Chase	1/9/2026	13
EUR	800	USD	934	HSBC Bank	1/9/2026	7
CHF	1,007	USD	1,271	Bank of America	1/9/2026	2
USD	1,318	IDR	21,992,435	Citibank	1/9/2026	1
COP	135,700	USD	35	Citibank	1/9/2026	— (k)
IDR	14,450,980	USD	869	Goldman Sachs	1/9/2026	(3)
USD	1,002	PHP	59,200	HSBC Bank	1/9/2026	(3)
EUR	2,820	USD	3,319	Bank of America	1/9/2026	(4)
USD	7,053	INR	635,855	HSBC Bank	1/9/2026	(14)
BRL	5,610	USD	1,042	Citibank	1/9/2026	(20)
JPY	331,470	USD	2,145	Barclays Bank PLC	1/9/2026	(27)
USD	1,760	CLP	1,623,750	Citibank	1/9/2026	(43)
USD	5,157	GBP	3,860	Bank of America	1/9/2026	(46)
USD	3,577	COP	13,816,730	Citibank	1/9/2026	(64)
USD	3,707	KRW	5,484,900	Citibank	1/9/2026	(93)
USD	11,254	EUR	9,660	Citibank	1/9/2026	(103)
USD	8,919	KRW	13,061,798	Citibank	1/9/2026	(130)
SEK	46,505	USD	4,947	HSBC Bank	1/12/2026	107
NOK	68,290	USD	6,741	Bank of America	1/12/2026	34
CNH	21,500	USD	3,062	UBS AG	1/12/2026	23
USD	1,972	NZD	3,397	HSBC Bank	1/12/2026	15
EUR	5,100	CAD	8,207	HSBC Bank	1/12/2026	14
HUF	1,284,310	EUR	3,326	JPMorgan Chase	1/12/2026	13
PLN	6,680	EUR	1,573	Citibank	1/12/2026	11
SGD	1,400	USD	1,081	Citibank	1/12/2026	9
AUD	2,017	USD	1,340	HSBC Bank	1/12/2026	6
USD	5,075	PLN	18,215	BNP Paribas	1/12/2026	2
EUR	1,778	RON	9,075	Citibank	1/12/2026	(2)
USD	4,334	HUF	1,419,580	HSBC Bank	1/12/2026	(3)
USD	2,870	SGD	3,690	UBS AG	1/12/2026	(3)
USD	274	PLN	1,000	Citibank	1/12/2026	(4)
USD	2,280	CAD	3,133	HSBC Bank	1/12/2026	(4)
USD	239	ZAR	4,080	Citibank	1/12/2026	(7)
NZD	2,799	USD	1,621	Bank of America	1/12/2026	(9)
USD	2,322	NOK	23,545	HSBC Bank	1/12/2026	(14)
USD	3,684	NOK	37,576	Morgan Stanley	1/12/2026	(45)
USD	5,235	THB	166,360	Citibank	1/12/2026	(50)
USD	14,281	AUD	21,579	Morgan Stanley	1/12/2026	(121)
USD	14,447	HUF	4,788,935	Citibank	1/12/2026	(184)
EUR	22,685	USD	26,423	Goldman Sachs	1/13/2026	254
USD	1,694	EUR	1,440	HSBC Bank	1/13/2026	— (k)
THB	135,185	USD	4,307	UBS AG	1/14/2026	(13)
CNH	859,567	USD	122,304	Standard Chartered Bank	1/15/2026	1,035
USD	5,262	JPY	811,230	Citibank	1/15/2026	76
CNH	11,710	USD	1,667	Goldman Sachs	1/15/2026	13
DKK	46,980	EUR	6,289	HSBC Bank	1/15/2026	2

American Funds Insurance Series	222

Capital World Bond Fund® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	11,507	DKK	73,090	HSBC Bank	1/15/2026	$(3)
JPY	1,957,390	USD	12,660	Goldman Sachs	1/15/2026	(147)
JPY	3,141,727	USD	20,336	Bank of America	1/15/2026	(251)
EUR	6,922	GBP	6,085	HSBC Bank	1/16/2026	(61)
USD	7,902	GBP	5,910	Citibank	1/16/2026	(64)
GBP	4,060	EUR	4,620	HSBC Bank	1/22/2026	37
USD	8,016	GBP	5,975	Morgan Stanley	1/22/2026	(38)
USD	34,933	BRL	190,062	Citibank	1/23/2026	462
USD	772	BRL	4,280	Citibank	1/23/2026	(4)
BRL	65,500	USD	12,008	Citibank	1/23/2026	(129)
EUR	29,240	USD	34,459	Morgan Stanley	1/26/2026	(53)
EUR	23,116	USD	27,264	Standard Chartered Bank	1/29/2026	(59)
EUR	7,510	USD	8,838	Morgan Stanley	3/16/2026	19
EUR	700	USD	820	Bank of New York Mellon	3/18/2026	6
						$970
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR9,720	$(2)	$—	$(2)
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	EUR9,730	(3)	—	(3)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP4,083	53	—	53
3.5175%	Annual	SOFR	Annual	8/15/2027	USD24,180	69	—	69
SOFR	Annual	3.4925%	Annual	8/19/2027	USD67,090	(167)	—	(167)
3.515%	Annual	6-month CZK-PRIBOR	Semi-annual	9/2/2027	CZK396,600	(6)	—	(6)
6-month PLN-WIBOR	Semi-annual	4.14%	Annual	9/2/2027	PLN70,510	(156)	—	(156)
SOFR	Annual	3.2685%	Annual	9/9/2027	USD88,350	88	—	88
SOFR	Annual	3.3395%	Annual	9/23/2027	USD67,500	(15)	—	(15)
1.9308%	Annual	Euro STR	Annual	9/24/2027	EUR32,500	(56)	—	(56)
SOFR	Annual	3.2355%	Annual	9/30/2027	USD37,230	50	—	50
SOFR	Annual	3.28%	Annual	12/1/2027	USD4,480	3	—	3
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	(90)	—	(90)
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP5,260	(19)	—	(19)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD16,910	(41)	—	(41)
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR2,690	29	—	29
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR2,690	29	—	29
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR2,690	29	—	29
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK32,270	(19)	—	(19)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR2,500	35	—	35
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK26,280	8	—	8
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK16,900	6	—	6
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK16,890	5	—	5
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	NOK62,070	20	—	20
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	SEK67,510	39	—	39
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	SEK67,510	39	—	39
2.2053%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR6,330	(91)	—	(91)
2.2033%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR6,350	(92)	—	(92)

223	American Funds Insurance Series

Capital World Bond Fund® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3-month SEK-STIBOR	Quarterly	2.2732%	Annual	8/14/2030	SEK60,130	$69	$—	$69
2.3523%	Annual	6-month EURIBOR	Semi-annual	8/14/2030	EUR5,570	(52)	—	(52)
3.8108%	Annual	6-month NOK-NIBOR	Semi-annual	8/14/2030	NOK98,800	(114)	—	(114)
6-month NOK-NIBOR	Semi-annual	3.99%	Annual	9/22/2030	NOK64,900	27	—	27
6-month NOK-NIBOR	Semi-annual	4.08%	Annual	9/23/2030	NOK64,270	3	—	3
6-month NOK-NIBOR	Semi-annual	4.09%	Annual	9/23/2030	NOK32,700	— (k)	—	— (k)
3.488%	Annual	SOFR	Annual	6/17/2031	USD941	— (k)	—	— (k)
3.43574%	Annual	SOFR	Annual	6/17/2031	USD1,098	(2)	—	(2)
2.7083%	Annual	6-month EURIBOR	Semi-annual	2/15/2035	EUR7,460	(125)	—	(125)
SOFR	Annual	3.79168%	Annual	6/17/2036	USD1,202	5	—	5
SOFR	Annual	3.801%	Annual	6/17/2036	USD1,040	3	—	3
SOFR	Annual	3.944%	Annual	9/9/2055	USD3,010	116	—	116
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR1,740	139	—	139
SOFR	Annual	3.9305%	Annual	9/23/2055	USD7,440	304	—	304
6-month EURIBOR	Semi-annual	2.9287%	Annual	9/24/2055	EUR3,250	235	—	235
4.13862%	Annual	SOFR	Annual	6/17/2056	USD291	(2)	—	(2)
4.097%	Annual	SOFR	Annual	6/17/2056	USD253	(3)	—	(3)
						$348	$—	$348
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	BRL44,390	$(284)	$—	$(284)
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	(343)	—	(343)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL79,860	(600)	—	(600)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(955)	—	(955)
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL14,440	66	—	66
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL10,600	44	—	44
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL6,440	26	—	26
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL35,980	(513)	—	(513)
							$(2,559)	$—	$(2,559)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD4,422	$(100)	$(99)	$(1)
ITRAXX.EUR.44	1.00%	Quarterly	12/20/2030	EUR23,910	(648)	(603)	(45)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD13,200	(1,009)	(960)	(49)
CDX.EM.44	1.00%	Quarterly	12/20/2030	9,890	106	212	(106)
					$(1,651)	$(1,450)	$(201)

American Funds Insurance Series	224

Capital World Bond Fund® (continued)
Swap contracts (continued)

Credit default swaps  (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 12/31/2025 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
ITRAXX.EUR.XO.44	5.00%	Quarterly	12/20/2030	EUR4,180	$544	$520	$24
Investments in affiliates (o)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Investment funds 1.54%
Capital Group Central Corporate Bond Fund	$21,147	$1,043	$—	$—	$544	$22,734	$1,043
Short-term securities 7.71%
Money market investments 7.71%
Capital Group Central Cash Fund 3.79% (p)	23,214	581,246	490,311	(6)	17	114,160	3,583
Total 9.25%				$(6)	$561	$136,894	$4,626
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)	5/19/2020	$5,709	$5,993	0.41%
CSN Inova Ventures 6.75% 1/28/2028	12/5/2025 - 12/11/2025	2,558	2,542	0.17
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	2,071	2,287	0.15
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	2,013	2,077	0.14
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,337	1,355	0.09
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)	9/29/2025	74	81	0.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (g)(h)	9/13/2023	26	27	0.00 (s)
Total		$13,788	$14,362	0.97%

225	American Funds Insurance Series

Capital World Bond Fund® (continued)
(a)	Step bond; coupon rate may change at a later date.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $156,400,000, which represented 10.57% of the net assets of the fund.

(f)	Value determined using significant unobservable inputs.
(g)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,355,000, which represented 0.09% of the net assets of the fund.

(h)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Amount less than one thousand.
(l)	Represents securities transacted on a TBA basis.
(m)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,108,000, which represented 0.95% of the net assets of the fund.
(n)	Non-income producing.
(o)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(p)	Rate represents the seven-day yield at 12/31/2025.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Amount less than 0.01%.

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding

REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
STR = Short-Term Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	226

American High-Income Trust®
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 88.59%	Principal amount (000)	Value (000)
Corporate bonds and notes 84.57%
Communication services 14.33%
Altice France 6.50% 4/15/2032 (a)	USD3,080	$2,955
Altice France 6.875% 7/15/2032 (a)	1,295	1,243
Altice France SA 10.00% 1/15/2033 (a)	80	73
CCO Holdings, LLC 5.50% 5/1/2026 (a)	102	102
CCO Holdings, LLC 5.00% 2/1/2028 (a)	1,041	1,033
CCO Holdings, LLC 5.375% 6/1/2029 (a)	720	712
CCO Holdings, LLC 6.375% 9/1/2029 (a)	445	451
CCO Holdings, LLC 4.75% 3/1/2030 (a)	3,281	3,136
CCO Holdings, LLC 4.50% 8/15/2030 (a)	2,644	2,491
CCO Holdings, LLC 4.25% 2/1/2031 (a)	3,164	2,909
CCO Holdings, LLC 7.375% 3/1/2031 (a)	70	72
CCO Holdings, LLC 4.75% 2/1/2032 (a)	3,163	2,893
CCO Holdings, LLC 4.50% 5/1/2032	2,669	2,397
CCO Holdings, LLC 4.50% 6/1/2033 (a)	3,357	2,942
CCO Holdings, LLC 4.25% 1/15/2034 (a)	5,497	4,679
Charter Communications Operating, LLC 4.80% 3/1/2050	437	329
Charter Communications Operating, LLC 3.70% 4/1/2051	473	299
Charter Communications Operating, LLC 3.90% 6/1/2052	950	614
Charter Communications Operating, LLC 5.25% 4/1/2053	577	457
Charter Communications Operating, LLC 3.85% 4/1/2061	175	104
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	670	671
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	430	427
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (a)	925	972
Connect Finco SARL 9.00% 9/15/2029 (a)	7,980	8,475
CSC Holdings, LLC 5.50% 4/15/2027 (a)	230	197
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)	285	78
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	2,109	2,123
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	2,865	2,902
Discovery Communications, LLC 4.125% 5/15/2029	300	290
DISH Network Corp. 11.75% 11/15/2027 (a)	11,088	11,547
EchoStar Corp. 10.75% 11/30/2029	5,568	6,162
EchoStar Corp. 6.75% Cash 11/30/2030 (b)	5,450	5,590
Embarq, LLC 7.995% 6/1/2036	4,729	1,962
Frontier Communications Holdings, LLC 5.875% 10/15/2027 (a)	445	448
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)	3,655	3,685
Frontier Communications Holdings, LLC 5.875% 11/1/2029	2,625	2,659
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)	3,161	3,217
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	50	52
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (a)	225	238
Gray Media, Inc. 10.50% 7/15/2029 (a)	3,591	3,868
Gray Media, Inc. 4.75% 10/15/2030 (a)	791	614
Gray Media, Inc. 5.375% 11/15/2031 (a)	2,538	1,905
Gray Media, Inc. 9.625% 7/15/2032 (a)	3,093	3,212
Lamar Media Corp. 4.00% 2/15/2030	260	252
Lamar Media Corp. 3.625% 1/15/2031	360	339
Lamar Media Corp. 5.375% 11/1/2033 (a)	450	448
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(b)(c)	3,296	840
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	883	922
News Corp. 3.875% 5/15/2029 (a)	310	301
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	3,780	3,755
Paramount Global 7.875% 7/30/2030	130	141
Paramount Global 6.875% 4/30/2036	490	483
Scripps Escrow II, Inc. 3.875% 1/15/2029 (a)	280	258
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	1,120	1,171
Sirius XM Radio, LLC 3.125% 9/1/2026 (a)	1,760	1,750
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)	700	704
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	3,484	3,410
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	510	514
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	3,380	3,217
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	5,536	5,102

227	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Snap, Inc. 6.875% 3/1/2033 (a)	USD1,540	$1,597
Stagwell Global, LLC 5.625% 8/15/2029 (a)	1,010	986
TEGNA, Inc. 5.00% 9/15/2029	1,151	1,142
Univision Communications, Inc. 8.00% 8/15/2028 (a)	2,180	2,259
Univision Communications, Inc. 4.50% 5/1/2029 (a)	4,970	4,778
Univision Communications, Inc. 7.375% 6/30/2030 (a)	2,552	2,603
Univision Communications, Inc. 8.50% 7/31/2031 (a)	995	1,040
Univision Communications, Inc. 9.375% 8/1/2032 (a)	3,805	4,092
Verizon Communications, Inc. 2.355% 3/15/2032	21	19
Verizon Communications, Inc. 4.75% 1/15/2033	79	79
Verizon Communications, Inc. 5.75% 11/30/2045	19	19
Verizon Communications, Inc. 5.875% 11/30/2055	48	47
Verizon Communications, Inc. 6.00% 11/30/2065	22	22
Versant Media Group, Inc. 7.25% 1/30/2031 (a)	1,265	1,306
VMED 02 UK Financing I PLC 4.25% 1/31/2031 (a)	550	502
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	360	358
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	2,821	2,745
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	2,970	2,611
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	6,878	4,858
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	326	216
WMG Acquisition Corp. 3.75% 12/1/2029 (a)	1,498	1,443
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	957	919
WMG Acquisition Corp. 3.00% 2/15/2031 (a)	225	210
Ziggo BV 4.875% 1/15/2030 (a)	215	203
		148,846

Energy 12.21%
3R Lux SARL 9.75% 2/5/2031 (a)	675	695
Aker BP ASA 5.25% 10/30/2035 (a)	195	191
Antero Midstream Partners, LP 5.75% 7/1/2034 (a)	575	580
Archrock Partners, LP 6.25% 4/1/2028 (a)	255	257
Archrock Partners, LP 6.625% 9/1/2032 (a)	520	537
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	1,855	1,867
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	1,175	1,219
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	1,150	1,191
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	1,210	1,198
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	125	131
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)	40	43
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	2,010	2,023
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	646	644
California Resources Corp. 8.25% 6/15/2029 (a)	520	544
Caturus Energy, LLC 8.50% 2/15/2030 (a)	1,080	1,126
Chord Energy Corp. 6.75% 3/15/2033 (a)	990	1,024
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	1,220	1,273
Civitas Resources, Inc. 5.00% 10/15/2026 (a)	585	586
Civitas Resources, Inc. 8.375% 7/1/2028 (a)	740	763
Civitas Resources, Inc. 8.625% 11/1/2030 (a)	585	614
Civitas Resources, Inc. 8.75% 7/1/2031 (a)	2,207	2,292
Civitas Resources, Inc. 9.625% 6/15/2033 (a)	290	313
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)	280	273
CNX Resources Corp. 6.00% 1/15/2029 (a)	1,754	1,768
CNX Resources Corp. 7.375% 1/15/2031 (a)	931	968
CNX Resources Corp. 7.25% 3/1/2032 (a)	2,160	2,256
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	405	406
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	890	866
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	1,950	2,030
Crescent Energy Finance, LLC 9.25% 2/15/2028 (a)	907	939
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	1,635	1,586

American Funds Insurance Series	228

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	USD1,215	$1,154
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	495	492
Diamond Foreign Asset Co. 8.50% 10/1/2030 (a)	420	446
DT Midstream, Inc. 4.125% 6/15/2029 (a)	1,408	1,390
DT Midstream, Inc. 4.375% 6/15/2031 (a)	307	301
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)	775	766
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	1,040	1,009
Energy Transfer, LP 6.00% 2/1/2029 (a)	55	56
EQT Corp. 6.375% 4/1/2029	185	192
EQT Corp. 4.75% 1/15/2031	1,350	1,359
EQT Corp. 3.625% 5/15/2031 (a)	290	273
Expand Energy Corp. 4.875% 4/15/2022 (c)	4,300	1
Expand Energy Corp. 6.75% 4/15/2029 (a)	280	282
Expand Energy Corp. 5.375% 3/15/2030	780	791
Expand Energy Corp. 4.75% 2/1/2032	290	286
Genesis Energy, LP 7.75% 2/1/2028	72	72
Genesis Energy, LP 8.25% 1/15/2029	1,545	1,618
Genesis Energy, LP 8.875% 4/15/2030	1,225	1,295
Genesis Energy, LP 7.875% 5/15/2032	2,785	2,905
Global Partners, LP 6.875% 1/15/2029	135	137
Global Partners, LP 8.25% 1/15/2032 (a)	580	613
Global Partners, LP 7.125% 7/1/2033 (a)	385	394
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	395	408
Harbour Energy PLC 5.50% 10/15/2026 (a)	1,065	1,059
Harvest Midstream I, LP 7.50% 9/1/2028 (a)	1,432	1,454
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	520	542
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	775	792
Hess Midstream Operations, LP 5.125% 6/15/2028 (a)	361	363
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)	695	720
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)	1,430	1,404
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	490	498
Hilcorp Energy I, LP 5.75% 2/1/2029 (a)	805	798
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	837	817
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	783	747
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	605	572
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	1,258	1,290
Kodiak Gas Services, LLC 7.25% 2/15/2029 (a)	350	364
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	200	204
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	200	206
Matador Resources Co. 6.875% 4/15/2028 (a)	275	282
Matador Resources Co. 6.50% 4/15/2032 (a)	720	731
Matador Resources Co. 6.25% 4/15/2033 (a)	1,245	1,251
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(c)	739	4
Murphy Oil Corp. 6.375% 7/15/2028	243	245
Murphy Oil Corp. 6.00% 10/1/2032	410	410
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)	820	770
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	1,225	1,285
Nabors Industries, Inc. 8.875% 8/15/2031 (a)	445	432
Nabors Industries, Inc. 7.625% 11/15/2032 (a)	1,240	1,220
Nabors Industries, Ltd. 7.50% 1/15/2028 (a)	75	75
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)	745	57
NFE Financing, LLC 12.00% 11/15/2029 (a)(c)	18,263	5,296
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	105	109
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	490	508
Noble Finance II, LLC 8.00% 4/15/2030 (a)	1,695	1,762
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	360	364
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	895	872
NuStar Logistics, LP 6.00% 6/1/2026	286	288
Occidental Petroleum Corp. 6.60% 3/15/2046	582	604
Occidental Petroleum Corp. 6.05% 10/1/2054	1,200	1,148

229	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)	USD58	$59
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	955	999
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	1,490	1,529
Petrobras Global Finance BV 5.125% 9/10/2030	1,070	1,050
Petroleos Mexicanos 8.75% 6/2/2029	880	944
Petroleos Mexicanos 6.84% 1/23/2030	510	518
Petroleos Mexicanos 5.95% 1/28/2031	1,010	978
Petroleos Mexicanos 7.69% 1/23/2050	185	166
Petroleos Mexicanos 6.95% 1/28/2060	320	261
Range Resources Corp. 8.25% 1/15/2029	500	510
Range Resources Corp. 4.75% 2/15/2030 (a)	285	282
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	200	208
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	335	322
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	1,785	1,852
Sunoco, LP 6.00% 4/15/2027	547	550
Sunoco, LP 5.875% 7/15/2027 (a)	535	538
Sunoco, LP 5.875% 3/15/2028	290	292
Sunoco, LP 7.00% 5/1/2029 (a)	300	313
Sunoco, LP 4.50% 5/15/2029	1,970	1,936
Sunoco, LP 4.50% 4/30/2030	1,880	1,837
Sunoco, LP 4.625% 5/1/2030 (a)	440	428
Sunoco, LP 5.625% 3/15/2031 (a)	925	932
Sunoco, LP 7.25% 5/1/2032 (a)	1,335	1,412
Sunoco, LP 6.625% 8/15/2032 (a)	70	72
Sunoco, LP 6.25% 7/1/2033 (a)	810	830
Sunoco, LP 5.875% 3/15/2034 (a)	810	810
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(d)	1,775	1,825
Talos Production, Inc. 9.00% 2/1/2029 (a)	985	1,026
Talos Production, Inc. 9.375% 2/1/2031 (a)	1,355	1,416
Targa Resources Partners, LP 5.50% 3/1/2030	327	332
Targa Resources Partners, LP 4.875% 2/1/2031	180	181
TGS ASA 8.50% 1/15/2030 (a)	710	744
Tidewater, Inc. 9.125% 7/15/2030 (a)	265	285
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	387	398
Transocean International, Ltd. 8.75% 2/15/2030 (a)	374	391
Transocean International, Ltd. 7.875% 10/15/2032 (a)	290	304
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (a)	961	982
Transocean, Inc. 8.50% 5/15/2031 (a)	665	659
Transocean, Inc. 6.80% 3/15/2038	425	366
USA Compression Partners, LP 7.125% 3/15/2029 (a)	430	445
USA Compression Partners, LP 6.25% 10/1/2033 (a)	1,045	1,058
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	1,070	1,004
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	325	329
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	1,935	1,762
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	1,575	1,351
Venture Global LNG, Inc. 8.125% 6/1/2028 (a)	915	927
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	405	420
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	1,025	987
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	1,785	1,776
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	885	915
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(d)	413	327
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	920	937
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	835	903
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	1,690	1,732
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	550	562
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	970	1,063
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	1,470	1,506
Vital Energy, Inc. 7.875% 4/15/2032 (a)	700	690

American Funds Insurance Series	230

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	USD1,375	$1,410
Weatherford International, Ltd. 6.75% 10/15/2033 (a)	1,030	1,055
Western Midstream Operating, LP 4.50% 3/1/2028	239	240
Western Midstream Operating, LP 5.25% 2/1/2050	300	257
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	395	400
YPF SA 8.75% 9/11/2031	190	197
		126,776

Consumer discretionary 10.29%
Acushnet Co. 5.625% 12/1/2033 (a)	645	654
Advance Auto Parts, Inc. 5.95% 3/9/2028	953	975
Advance Auto Parts, Inc. 3.90% 4/15/2030	920	845
Advance Auto Parts, Inc. 3.50% 3/15/2032	959	817
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	305	306
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	555	548
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	1,245	1,233
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	1,375	1,432
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)	430	453
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	1,275	1,254
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	600	583
Bath & Body Works, Inc. 6.875% 11/1/2035	791	801
Bath & Body Works, Inc. 6.75% 7/1/2036	295	293
Beach Acquisition Bidco, LLC 10.75% PIK or 10.00% Cash 7/15/2033 (a)(b)	605	668
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	1,330	1,300
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	1,394	1,338
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	1,870	1,938
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	1,025	1,051
Caesars Entertainment, Inc. 6.00% 10/15/2032 (a)	185	180
Carnival Corp. 4.00% 8/1/2028 (a)	1,450	1,429
Carnival Corp. 5.125% 5/1/2029 (a)	870	880
Carnival Corp. 7.00% 8/15/2029 (a)	135	142
Carnival Corp. 5.75% 8/1/2032 (a)	3,044	3,128
Carnival Corp. 6.125% 2/15/2033 (a)	3,765	3,890
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	575	617
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	1,250	1,215
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	1,760	1,675
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	1,410	1,375
Flutter Treasury DAC 6.125% 6/4/2031	GBP320	435
Ford Motor Co. 3.25% 2/12/2032	USD2,790	2,460
Ford Motor Credit Co., LLC 4.271% 1/9/2027	495	493
Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	113
Ford Motor Credit Co., LLC 5.918% 3/20/2028	200	205
Ford Motor Credit Co., LLC 6.798% 11/7/2028	335	352
Ford Motor Credit Co., LLC 5.113% 5/3/2029	695	696
Ford Motor Credit Co., LLC 5.875% 11/7/2029	225	231
Ford Motor Credit Co., LLC 7.20% 6/10/2030	370	397
Ford Motor Credit Co., LLC 5.73% 9/5/2030	2,263	2,299
Ford Motor Credit Co., LLC 4.00% 11/13/2030	550	520
Ford Motor Credit Co., LLC 6.05% 3/5/2031	570	586
Ford Motor Credit Co., LLC 3.625% 6/17/2031	440	403
Ford Motor Credit Co., LLC 6.532% 3/19/2032	2,185	2,286
Ford Motor Credit Co., LLC 7.122% 11/7/2033	405	435
Ford Motor Credit Co., LLC 6.125% 3/8/2034	1,955	1,987
Ford Motor Credit Co., LLC 6.50% 2/7/2035	2,755	2,855
Ford Motor Credit Co., LLC 5.869% 10/31/2035	4,390	4,337
Gap, Inc. 3.625% 10/1/2029 (a)	170	161
Gap, Inc. 3.875% 10/1/2031 (a)	108	100
General Motors Financial Co., Inc. 5.90% 1/7/2035	530	553

231	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Genting New York, LLC 7.25% 10/1/2029 (a)	USD1,440	$1,478
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	1,790	1,809
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	1,045	1,001
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (a)	655	671
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (a)	290	292
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	591	574
Hyundai Capital America 1.65% 9/17/2026 (a)	70	69
International Game Technology PLC 5.25% 1/15/2029 (a)	1,065	1,066
KB Home 6.875% 6/15/2027	220	225
KB Home 7.25% 7/15/2030	330	341
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)	370	354
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	3,405	3,357
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	1,365	1,445
Levi Strauss & Co. 3.50% 3/1/2031 (a)	1,315	1,230
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)	395	400
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	1,090	1,055
Lithia Motors, Inc. 5.50% 10/1/2030 (a)	625	630
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	700	673
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	455	435
MGM Resorts International 5.50% 4/15/2027	200	202
Newell Brands, Inc. 8.50% 6/1/2028 (a)	580	609
Newell Brands, Inc. 6.625% 9/15/2029	570	569
Newell Brands, Inc. 6.375% 5/15/2030	1,150	1,125
Newell Brands, Inc. 6.625% 5/15/2032	1,995	1,938
Newell Brands, Inc. 7.375% 4/1/2036	635	597
Newell Brands, Inc. 7.50% 4/1/2046	285	238
Nissan Motor Acceptance Co., LLC 5.30% 9/13/2027 (a)	400	401
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (a)	1,585	1,586
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (a)	350	343
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)	355	350
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)	1,695	1,780
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	1,665	1,770
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	4,190	4,456
Party City Holdings, Inc. 0% 10/12/2028 (e)	500	— (f)
Party City Holdings, Inc. 0% 8/27/2030 (e)	2,510	50
PENN Entertainment, Inc. 4.125% 7/1/2029 (a)	15	14
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	492	508
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	660	654
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	585	611
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	171	172
Sally Holdings, LLC 6.75% 3/1/2032	2,887	3,018
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	550	489
Sekisui House U.S., Inc. 6.00% 1/15/2043	803	752
Service Corp. International 3.375% 8/15/2030	190	178
Service Corp. International 4.00% 5/15/2031	515	493
Somnigroup International, Inc. 4.00% 4/15/2029 (a)	95	93
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	1,981	1,946
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	2,364	2,293
Station Casinos, LLC 6.625% 3/15/2032 (a)	320	329
TopBuild Corp. 5.625% 1/31/2034 (a)	885	896
Travel + Leisure Co. 4.50% 12/1/2029 (a)	995	975
Travel + Leisure Co. 4.625% 3/1/2030 (a)	200	196
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	2,720	2,672
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	315	321
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	555	576
Valvoline, Inc. 3.625% 6/15/2031 (a)	630	580
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	10	11
Wayfair, Inc. 6.75% 11/15/2032 (a)	120	124
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	555	550
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	352	354

American Funds Insurance Series	232

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	USD487	$527
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)	720	737
ZF North America Capital, Inc. 7.50% 3/24/2031 (a)	700	708
		106,820

Financials 9.73%
AG Issuer, LLC 6.25% 3/1/2028 (a)	751	757
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	555	554
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (a)	305	312
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	1,745	1,753
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	660	685
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	1,045	1,078
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	3,585	3,722
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	1,650	1,624
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	1,095	1,149
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	2,015	2,102
Aretec Group, Inc. 7.50% 4/1/2029 (a)	3,193	3,222
Aretec Group, Inc. 10.00% 8/15/2030 (a)	680	735
Asurion, LLC 8.00% 12/31/2032 (a)	715	742
Blackstone Private Credit Fund 5.95% 7/16/2029	296	302
Blackstone Private Credit Fund 6.00% 11/22/2034	795	803
Block, Inc. 2.75% 6/1/2026	510	507
Block, Inc. 5.625% 8/15/2030 (a)	1,145	1,169
Block, Inc. 3.50% 6/1/2031	1,660	1,561
Block, Inc. 6.50% 5/15/2032	920	957
Block, Inc. 6.00% 8/15/2033 (a)	565	580
Blue Owl Credit Income Corp. 6.65% 3/15/2031	380	392
Cipher Compute, LLC 7.125% 11/15/2030 (a)	470	479
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	4,216	4,020
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	2,544	2,270
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	3,769	3,499
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	731	659
Freedom Mortgage Holdings, LLC 6.875% 5/1/2031 (a)	725	726
FS KKR Capital Corp. 6.125% 1/15/2031	540	527
Hightower Holding, LLC 6.75% 4/15/2029 (a)	1,140	1,137
Hightower Holding, LLC 9.125% 1/31/2030 (a)	195	208
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	1,100	1,133
HUB International, Ltd. 7.25% 6/15/2030 (a)	857	900
HUB International, Ltd. 7.375% 1/31/2032 (a)	1,265	1,328
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	3,875	3,930
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	2,825	2,864
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	1,550	1,533
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	2,515	2,390
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	1,520	1,452
Jane Street Group, LLC 7.125% 4/30/2031 (a)	136	143
Jane Street Group, LLC 6.75% 5/1/2033 (a)	1,860	1,943
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (a)	245	258
LPL Holdings, Inc. 4.375% 5/15/2031 (a)	715	697
MSCI, Inc. 3.875% 2/15/2031 (a)	510	490
MSCI, Inc. 3.625% 11/1/2031 (a)	256	240
Navient Corp. 6.75% 6/15/2026	510	517
Navient Corp. 5.00% 3/15/2027	2,253	2,259
Navient Corp. 4.875% 3/15/2028	550	544
Navient Corp. 5.50% 3/15/2029	4,240	4,212
Navient Corp. 9.375% 7/25/2030	1,907	2,121
Navient Corp. 11.50% 3/15/2031	880	986
Navient Corp. 7.875% 6/15/2032	2,445	2,561
Navient Corp. 5.625% 8/1/2033	2,548	2,332

233	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
OneMain Finance Corp. 3.875% 9/15/2028	USD165	$161
OneMain Finance Corp. 6.625% 5/15/2029	1,055	1,094
OneMain Finance Corp. 5.375% 11/15/2029	1,155	1,156
OneMain Finance Corp. 7.875% 3/15/2030	915	968
OneMain Finance Corp. 6.125% 5/15/2030	1,885	1,926
OneMain Finance Corp. 4.00% 9/15/2030	245	231
OneMain Finance Corp. 7.50% 5/15/2031	125	132
OneMain Finance Corp. 7.125% 11/15/2031	1,335	1,395
OneMain Finance Corp. 7.125% 9/15/2032	1,975	2,054
OneMain Finance Corp. 6.50% 3/15/2033	1,055	1,068
OneMain Finance Corp. 6.75% 9/15/2033	695	705
Osaic Financial Services, Inc. 6.50% 11/30/2027	6	139
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	765	800
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	1,575	1,647
Oxford Finance, LLC 6.375% 2/1/2027 (a)	1,488	1,493
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (a)	845	876
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	440	461
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)	520	543
Planet Financial Group, LLC 10.50% 12/15/2029 (a)	51	54
Rocket Companies, Inc. 7.125% 2/1/2032 (a)	380	400
Rocket Mortgage, LLC 2.875% 10/15/2026 (a)	520	513
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	720	708
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	805	823
SLM Corp. 6.50% 1/31/2030	680	705
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)	655	651
Starwood Property Trust, Inc. 5.25% 10/15/2028 (a)	1,015	1,026
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)	600	634
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)	410	429
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)	385	402
Voyager Parent, LLC 9.25% 7/1/2032 (a)	4,020	4,268
WEX, Inc. 6.50% 3/15/2033 (a)	550	565
		101,091

Materials 7.67%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	975	1,032
AmeriTex HoldCo Intermediate, LLC, 7.625% 8/15/2033 (a)	495	523
ArcelorMittal SA 7.00% 10/15/2039	488	551
ArcelorMittal SA 6.75% 3/1/2041	825	905
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)	1,280	1,206
Avient Corp. 6.25% 11/1/2031 (a)	225	231
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	240	253
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	460	461
Ball Corp. 6.00% 6/15/2029	350	360
Ball Corp. 2.875% 8/15/2030	160	148
Ball Corp. 3.125% 9/15/2031	1,235	1,139
Ball Corp. 5.50% 9/15/2033	1,765	1,801
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	36	37
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (a)	2,075	1,987
Capstone Copper Corp. 6.75% 3/31/2033 (a)	245	254
Celanese US Holdings, LLC 6.665% 7/15/2027	45	46
Celanese US Holdings, LLC 6.50% 4/15/2030	520	523
Celanese US Holdings, LLC 7.05% 11/15/2030	265	279
Celanese US Holdings, LLC 7.00% 2/15/2031	675	692
Celanese US Holdings, LLC 6.75% 4/15/2033	1,615	1,608
Celanese US Holdings, LLC 7.20% 11/15/2033	70	74
Celanese US Holdings, LLC 7.375% 2/15/2034	560	569
Century Aluminum Co. 6.875% 8/1/2032 (a)	400	413
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	2,036	2,007

American Funds Insurance Series	234

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	USD2,404	$2,492
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (a)	1,105	1,138
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	2,025	1,951
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	1,930	2,037
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	2,035	2,088
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	290	302
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	1,175	1,229
Commercial Metals Co. 5.75% 11/15/2033 (a)	560	573
Commercial Metals Co. 6.00% 12/15/2035 (a)	1,160	1,190
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	655	427
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	3,465	2,454
CVR Partners, LP 6.125% 6/15/2028 (a)	485	488
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)	3,490	3,679
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (a)	490	516
Freeport-McMoRan, Inc. 4.25% 3/1/2030	432	429
Freeport-McMoRan, Inc. 5.45% 3/15/2043	381	369
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(b)(d)	6,093	3,473
FXI Holdings, Inc. 11.00% 11/15/2030 (a)	10,551	9,496
Graphic Packaging International, LLC 3.75% 2/1/2030 (a)	420	399
Graphic Packaging International, LLC 6.375% 7/15/2032 (a)	590	602
INEOS Finance PLC 6.75% 5/15/2028 (a)	500	445
INEOS Finance PLC 7.50% 4/15/2029 (a)	285	248
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	510	521
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	805	827
LSB Industries, Inc. 6.25% 10/15/2028 (a)	130	130
LYB International Finance III, LLC 5.125% 1/15/2031	16	16
Magnera Corp. 4.75% 11/15/2029 (a)	425	393
Methanex Corp. 5.125% 10/15/2027	2,415	2,430
Methanex Corp. 5.25% 12/15/2029	747	754
Methanex Corp. 5.65% 12/1/2044	465	417
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)	1,415	1,458
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)	200	207
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	2,079	2,127
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	1,820	1,912
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	750	781
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	245	256
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	425	416
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	2,100	2,245
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	665	711
Novelis Corp. 3.875% 8/15/2031 (a)	497	453
Olin Corp. 6.625% 4/1/2033 (a)	80	80
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	560	583
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	995	1,040
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (a)(b)(d)	1,611	1,634
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (b)(d)	683	693
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	1,310	1,315
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	900	909
Synergy Infrastructure Holdings, LLC 7.875% 12/1/2030 (a)	325	338
Trident TPI Holdings, Inc. 12.75% 12/31/2028 (a)	470	482
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	526	564
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	1,015	1,102
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(d)	200	200
Veritiv Operating Co. 10.50% 11/30/2030 (a)	780	840
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	598	612
Westlake Corp. 5.55% 11/15/2035	54	54
Westlake Corp. 6.375% 11/15/2055	40	39
		79,663

235	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Health care 7.45%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	USD4,173	$4,343
AdaptHealth, LLC 6.125% 8/1/2028 (a)	285	288
AdaptHealth, LLC 4.625% 8/1/2029 (a)	1,105	1,075
AdaptHealth, LLC 5.125% 3/1/2030 (a)	1,425	1,397
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)	495	523
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	590	589
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	2,040	2,031
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	620	596
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)	205	214
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	1,786	1,770
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	442	387
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	455	408
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)	216	224
Bausch Health Cos., Inc. 7.25% 5/30/2029 (a)	20	16
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	682	481
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	592	388
Centene Corp. 4.625% 12/15/2029	945	917
Centene Corp. 3.375% 2/15/2030	42	39
Centene Corp. 2.50% 3/1/2031	1,125	972
Centene Corp. 2.625% 8/1/2031	100	86
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	186	184
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)	805	808
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	2,360	2,221
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)	1,020	909
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	162	177
DaVita, Inc. 4.625% 6/1/2030 (a)	1,365	1,328
DaVita, Inc. 3.75% 2/15/2031 (a)	875	810
DaVita, Inc. 6.875% 9/1/2032 (a)	2,255	2,349
DaVita, Inc. 6.75% 7/15/2033 (a)	2,035	2,112
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)	2,565	2,714
Grifols SA 4.75% 10/15/2028 (a)	1,590	1,571
Grifols SA 7.50% 5/1/2030	EUR410	507
HCA, Inc. 4.625% 3/15/2052	USD233	190
HCA, Inc. 7.50% 11/15/2095	210	229
Insulet Corp. 6.50% 4/1/2033 (a)	57	60
IQVIA, Inc. 6.25% 6/1/2032 (a)	1,475	1,543
Jazz Securities DAC 4.375% 1/15/2029 (a)	506	499
Medline Borrower, LP 3.875% 4/1/2029 (a)	2,330	2,276
Medline Borrower, LP 6.25% 4/1/2029 (a)	914	946
Medline Borrower, LP 5.25% 10/1/2029 (a)	1,470	1,479
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	1,115	1,097
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	1,349	1,253
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	960	987
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	3,565	3,245
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	1,385	1,413
Owens & Minor, Inc. 4.50% 3/31/2029 (a)	2,122	1,442
Owens & Minor, Inc. 6.625% 4/1/2030 (a)	6,277	4,011
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	400	390
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(b)	2,278	2,196
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	2,945	3,080
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)	635	667
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	855	866
Team Health Holdings, Inc. 8.375% 6/30/2028 (a)	260	264
Tenet Healthcare Corp. 5.125% 11/1/2027	80	80
Tenet Healthcare Corp. 4.25% 6/1/2029	1,785	1,760
Tenet Healthcare Corp. 4.375% 1/15/2030	895	879
Tenet Healthcare Corp. 6.75% 5/15/2031	1,070	1,114
Tenet Healthcare Corp. 6.875% 11/15/2031	100	110
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	452	454
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	415	431

American Funds Insurance Series	236

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	USD6,990	$7,075
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	441
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	1,159	1,336
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	1,345	1,413
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	1,377	1,043
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	610	633
		77,336

Real estate 6.36%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (a)	1,408	1,369
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	917	860
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (a)	160	160
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (a)	739	735
Forestar Group, Inc. 5.00% 3/1/2028 (a)	92	92
Forestar Group, Inc. 6.50% 3/15/2033 (a)	1,900	1,939
Howard Hughes Corp. (The) 5.375% 8/1/2028 (a)	150	151
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	2,763	2,687
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	4,043	3,853
Hudson Pacific Properties, LP 5.95% 2/15/2028	200	197
Hudson Pacific Properties, LP 3.25% 1/15/2030	430	364
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	367	367
Iron Mountain, Inc. 7.00% 2/15/2029 (a)	210	216
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	3,225	3,189
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	1,995	1,903
Iron Mountain, Inc. 5.625% 7/15/2032 (a)	220	217
Kennedy-Wilson, Inc. 4.75% 3/1/2029	1,785	1,742
Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,645	2,495
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,430	2,287
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	565	559
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	38	39
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	215	228
MPT Operating Partnership, LP 5.00% 10/15/2027	9,703	9,405
MPT Operating Partnership, LP 4.625% 8/1/2029	335	281
MPT Operating Partnership, LP 3.50% 3/15/2031	1,524	1,109
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	4,629	4,947
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (a)	370	371
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	820	801
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)	740	762
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	655	673
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	45	45
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)	460	437
SBA Communications Corp. 3.125% 2/1/2029	131	126
Service Properties Trust 4.95% 2/15/2027	841	845
Service Properties Trust 0% 9/30/2027 (a)	1,175	1,063
Service Properties Trust 5.50% 12/15/2027	750	741
Service Properties Trust 3.95% 1/15/2028	3,031	2,864
Service Properties Trust 8.375% 6/15/2029	2,655	2,672
Service Properties Trust 4.95% 10/1/2029	3,518	3,069
Service Properties Trust 4.375% 2/15/2030	3,180	2,697
Service Properties Trust 8.625% 11/15/2031 (a)	4,850	5,104
Service Properties Trust 8.875% 6/15/2032	1,385	1,367
Trust Fibra Uno 7.70% 1/23/2032 (a)	405	444
VICI Properties, LP 3.875% 2/15/2029 (a)	625	614
		66,086

Information technology 6.20%
Amphenol Corp. 4.125% 11/15/2030	120	119

237	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
ams-OSRAM AG 12.25% 3/30/2029 (a)	USD3,050	$3,255
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	60	59
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	2,150	2,180
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	5,185	5,404
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	1,935	2,023
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	1,755	1,740
CommScope Technologies, LLC 5.00% 3/15/2027 (a)	1,350	1,348
CommScope, LLC 8.25% 3/1/2027 (a)	1,254	1,265
CommScope, LLC 7.125% 7/1/2028 (a)	1,107	1,114
CommScope, LLC 4.75% 9/1/2029 (a)	103	103
CommScope, LLC 9.50% 12/15/2031 (a)	425	430
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	5,475	5,840
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	275	281
Fair Isaac Corp. 4.00% 6/15/2028 (a)	1,175	1,163
Fair Isaac Corp. 6.00% 5/15/2033 (a)	2,200	2,267
Fortress Intermediate 3, Inc. 7.50% 6/1/2031 (a)	440	460
Gen Digital, Inc. 6.25% 4/1/2033 (a)	725	751
Hughes Satellite Systems Corp. 5.25% 8/1/2026	5,511	5,270
Hughes Satellite Systems Corp. 6.625% 8/1/2026	6,124	5,599
Imola Merger Corp. 4.75% 5/15/2029 (a)	300	296
Intel Corp. 3.05% 8/12/2051	150	92
Intel Corp. 5.60% 2/21/2054	253	234
McAfee Corp. 7.375% 2/15/2030 (a)	275	240
NCR Atleos Corp. 9.50% 4/1/2029 (a)	1,785	1,938
NCR Voyix Corp. 5.125% 4/15/2029 (a)	343	342
Pagaya US Holding Co., LLC 8.875% 8/1/2030 (a)	700	611
Qnity Electronics, Inc. 5.75% 8/15/2032 (a)	120	123
Qnity Electronics, Inc. 6.25% 8/15/2033 (a)	120	125
Shift4 Payments, LLC 6.75% 8/15/2032 (a)	985	1,018
Synaptics, Inc. 4.00% 6/15/2029 (a)	375	363
UKG, Inc. 6.875% 2/1/2031 (a)	1,325	1,363
Unisys Corp. 10.625% 1/15/2031 (a)	1,875	1,922
Viasat, Inc. 5.625% 4/15/2027 (a)	5,540	5,553
Viasat, Inc. 6.50% 7/15/2028 (a)	1,195	1,163
Viasat, Inc. 7.50% 5/30/2031 (a)	2,234	2,127
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)	230	220
VoltaGrid, LLC 7.375% 11/1/2030 (a)	410	406
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)(g)	2,579	2,811
WULF Compute, LLC 7.75% 10/15/2030 (a)	2,410	2,485
X.AI Corp. 12.50% 6/30/2030	200	213
Ziff Davis, Inc. 4.625% 10/15/2030 (a)	125	119
		64,435

Industrials 5.71%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	261	270
ADT Security Corp. 4.125% 8/1/2029 (a)	200	196
AECOM 6.00% 8/1/2033 (a)	45	46
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	645	676
Allison Transmission, Inc. 3.75% 1/30/2031 (a)	1,045	985
Allison Transmission, Inc. 5.875% 12/1/2033 (a)	315	320
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	1,265	1,334
ATI, Inc. 4.875% 10/1/2029	690	691
ATI, Inc. 5.125% 10/1/2031	775	776
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)	767	771
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	55	54
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	925	903
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	445	458
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)	61	61

American Funds Insurance Series	238

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	USD1,205	$1,247
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	1,230	1,285
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	165	163
BWX Technologies, Inc. 4.125% 4/15/2029 (a)	335	327
Carpenter Technology Corp. 5.625% 3/1/2034 (a)	525	534
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	915	889
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	890	842
Clean Harbors, Inc. 5.125% 7/15/2029 (a)	160	160
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	1,815	1,866
CoreLogic, Inc. 4.50% 5/1/2028 (a)	3,294	3,243
Enviri Corp. 5.75% 7/31/2027 (a)	800	801
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	3,655	3,803
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	744	787
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	201	212
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)	45	48
Garda World Security Corp. 6.50% 1/15/2031 (a)	785	804
Garda World Security Corp. 8.375% 11/15/2032 (a)	1,275	1,301
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	455	474
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	890	937
Herc Holdings, Inc. 5.75% 3/15/2031 (a)	30	30
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	1,585	1,682
Herc Holdings, Inc. 6.00% 3/15/2034 (a)	30	30
Hertz Corp. (The) 4.625% 12/1/2026 (a)	258	247
Icahn Enterprises, LP 6.25% 5/15/2026	273	274
Icahn Enterprises, LP 5.25% 5/15/2027	3,754	3,705
Icahn Enterprises, LP 9.75% 1/15/2029	735	734
Icahn Enterprises, LP 4.375% 2/1/2029	855	741
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	90	90
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	309	317
Moog, Inc. 4.25% 12/9/2027 (a)	395	391
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	1,080	1,065
OneSky Flight, LLC 8.875% 12/15/2029 (a)	360	385
Pitney Bowes, Inc. 6.875% 3/15/2027 (a)	600	603
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	1,495	1,563
Reworld Holding Corp. 4.875% 12/1/2029 (a)	1,010	972
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)	1,090	905
Science Applications International Corp. 5.875% 11/1/2033 (a)	505	512
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	795	747
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	440	443
Spirit AeroSystems, Inc. 4.60% 6/15/2028	798	799
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)	435	448
Standard Building Solutions, Inc. 6.25% 8/1/2033 (a)	1,515	1,548
Standard Building Solutions, Inc. 5.875% 3/15/2034 (a)	120	120
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(e)	98	98
TransDigm, Inc. 6.75% 8/15/2028 (a)	75	76
TransDigm, Inc. 4.625% 1/15/2029	180	179
TransDigm, Inc. 6.875% 12/15/2030 (a)	355	372
TransDigm, Inc. 6.625% 3/1/2032 (a)	1,775	1,849
TransDigm, Inc. 6.00% 1/15/2033 (a)	905	927
TransDigm, Inc. 6.375% 5/31/2033 (a)	2,900	2,978
TransDigm, Inc. 6.25% 1/31/2034 (a)	1,190	1,235
TransDigm, Inc. 6.75% 1/31/2034 (a)	3,705	3,862
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)	115	118
United Rentals (North America), Inc. 3.875% 2/15/2031	745	711
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	310	323
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	225	232
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	425	444
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	320	334
		59,353

239	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Consumer staples 3.10%
Albertsons Cos., Inc. 5.875% 2/15/2028 (a)	USD400	$403
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	1,428	1,373
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	1,620	1,609
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	605	612
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	535	538
Amer Sports Co. 6.75% 2/16/2031 (a)	765	803
B&G Foods, Inc. 5.25% 9/15/2027	2,103	2,061
B&G Foods, Inc. 8.00% 9/15/2028 (a)	3,880	3,822
Central Garden & Pet Co. 4.125% 10/15/2030	755	725
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	2,150	2,036
Coty, Inc. 4.75% 1/15/2029 (a)	1,185	1,169
Coty, Inc. 6.625% 7/15/2030 (a)	380	391
Coty, Inc. 5.60% 1/15/2031 (a)	90	91
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	485	493
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	915	958
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	725	762
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	370	351
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)	75	75
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	1,145	1,109
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	855	815
Mars, Inc. 4.60% 3/1/2028 (a)	150	152
Mars, Inc. 5.20% 3/1/2035 (a)	45	46
Mars, Inc. 5.70% 5/1/2055 (a)	45	45
Opal Bidco SAS 6.50% 3/31/2032 (a)	460	471
Philip Morris International, Inc. 3.875% 10/27/2028	195	195
Philip Morris International, Inc. 4.00% 10/29/2030	118	117
Post Holdings, Inc. 4.625% 4/15/2030 (a)	1,815	1,769
Post Holdings, Inc. 4.50% 9/15/2031 (a)	1,145	1,087
Post Holdings, Inc. 6.25% 2/15/2032 (a)	920	946
Post Holdings, Inc. 6.375% 3/1/2033 (a)	415	420
Post Holdings, Inc. 6.50% 3/15/2036 (a)	1,110	1,112
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	338	339
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	1,275	1,195
TreeHouse Foods, Inc. 4.00% 9/1/2028	2,200	2,195
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	963	969
US Foods, Inc. 4.625% 6/1/2030 (a)	510	504
US Foods, Inc. 5.75% 4/15/2033 (a)	470	479
		32,237

Utilities 1.47%
AmeriGas Partners, LP 5.75% 5/20/2027	302	304
Calpine Corp. 4.50% 2/15/2028 (a)	150	150
Calpine Corp. 5.125% 3/15/2028 (a)	105	105
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (d)	470	484
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (d)	1,155	1,165
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (d)	350	364
FirstEnergy Corp. 2.25% 9/1/2030	820	743
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (a)	355	368
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	1,935	2,061
Pacific Gas and Electric Co. 5.05% 10/15/2032	120	121
Pacific Gas and Electric Co. 3.30% 8/1/2040	280	213
Pacific Gas and Electric Co. 4.95% 7/1/2050	745	631
Pacific Gas and Electric Co. 3.50% 8/1/2050	1,305	882
Pacific Gas and Electric Co. 6.10% 10/15/2055	200	196
PG&E Corp. 5.00% 7/1/2028	390	390
PG&E Corp. 5.25% 7/1/2030	2,960	2,941

American Funds Insurance Series	240

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (d)	USD2,050	$2,136
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	1,307	1,384
Vistra Operations Co., LLC 4.375% 5/1/2029 (a)	175	173
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)	395	415
		15,226

Municipals 0.05%
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	546	541
Total corporate bonds and notes		878,410
Loans 3.92%
Information technology 0.90%
CommScope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 12/17/2029 (h)(i)	645	647
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 11/22/2032 (h)(i)	130	131
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (g)(h)(i)	1,000	1,007
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.688% 7/30/2032 (h)(i)	2,885	2,829
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 10.723% 9/15/2033 (h)(i)	80	79
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.716% 3/20/2032 (h)(i)	620	622
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.716% 3/20/2033 (h)(i)	875	857
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.331% 3/2/2029 (h)(i)	2,087	2,084
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.348% 5/30/2030 (h)(i)	1,149	1,147
		9,403

Financials 0.64%
Alera Group Intermediate Holdings, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.25%) 6.966% 5/30/2032 (h)(i)	613	617
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.216% 5/30/2033 (h)(i)	1,262	1,288
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 5/6/2032 (h)(i)	2,891	2,935
Denali Intermediate Holdings, Inc., Term Loan, (1-month CME Term SOFR + 5.50%) 9.227% 8/26/2032 (h)(i)	940	953
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.12% 6/20/2030 (h)(i)	145	146
Osaic Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.595% 7/30/2032 (h)(i)	700	704
		6,643

Communication services 0.62%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.216% 9/27/2029 (h)(i)	1,430	1,430
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 8.75% 4/15/2027 (h)(i)	327	287
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (b)(h)	44	17
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.262%) 9.102% 8/2/2027 (h)(i)	73	74
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.987% 12/1/2028 (h)(i)	2	2
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.123% 6/4/2029 (h)(i)	23	23
Ligado Networks, LLC, Term Loan, 17.50% PIK 5/5/2028 (b)(e)(h)	960	960
Peroton Corp., Term Loan B, (3-month USD CME Term SOFR + 7.85%) 11.672% 2/1/2029 (h)(i)	455	361
Versant Media Group, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.537% 10/23/2030 (h)(i)	1,470	1,473
X Corp., Term Loan B3, 9.50% 10/26/2029 (h)	370	369
X Corp., Term Loan B, (USD-SOFR + 6.75%) 10.448% 10/26/2029 (h)(i)	1,456	1,433
		6,429

Industrials 0.56%
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.614%) 10.331% 6/4/2029 (h)(i)	310	315
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.69% 2/1/2028 (h)(i)	5,671	5,275
QXO Building Products, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.00%) 5.716% 4/30/2032 (h)(i)	185	186
		5,776

241	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)

Consumer discretionary 0.44%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.35% 3/11/2030 (e)(h)(i)	USD556	$556
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.573% Cash 3/11/2030 (b)(e)(h)(i)	525	525
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.25%) 6.12% 10/16/2031 (h)(i)	588	592
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.172% 8/15/2030 (h)(i)	334	335
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.172% 8/15/2030 (h)(i)	102	103
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.614%) 7.331% 6/30/2028 (h)(i)	71	60
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.614%) 7.331% 6/30/2028 (h)(i)	15	13
Mercury Aggregator, LP, Term Loan, 19.00% PIK 2/3/2026 (b)(e)(h)	183	3
Mercury Aggregator, LP, Term Loan 2, 19.00% PIK 2/3/2026 (b)(c)(e)(h)	98	2
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.934% 4/4/2029 (h)(i)	1,615	1,589
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.422% 7/1/2032 (h)(i)	748	749
		4,527

Consumer staples 0.32%
B&G Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.216% 10/10/2029 (h)(i)	191	186
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.466% 2/12/2031 (h)(i)	158	158
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.466% 5/1/2031 (h)(i)	2,918	2,940
		3,284

Health care 0.30%
Bausch + Lomb Corp., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 7.966% 1/15/2031 (h)(i)	425	428
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.466% 4/23/2031 (h)(i)	1,748	1,737
Medline Borrower, LP, Term Loan B, (1-month USD CME Term SOFR +1.75%) 5.466% 10/23/2028 (h)(i)	55	55
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.85%) 7.566% 3/29/2029 (h)(i)	674	652
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.34% 6/30/2028 (h)(i)	259	260
		3,132

Materials 0.06%
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.00% PIK 7/16/2026 (b)(c)(e)(h)(i)	563	178
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (b)(c)(e)(h)(i)	566	179
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (b)(c)(e)(h)(i)	931	295
		652

Utilities 0.05%
MI Windows and Doors, LLC, Term Loan B3, (3-month USD CME Term SOFR + 2.75%) 6.466% 3/28/2031 (h)(i)	276	277
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.353% 5/17/2030 (h)(i)	278	279
		556

Real estate 0.02%
MPT Operating Partnership, LP, Term Loan A, (1-month USD CME Term SOFR + 2.35%) 6.387% 6/30/2027 (h)(i)	190	173

Energy 0.01%
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 0% 10/30/2028 (h)(i)	266	113
Total loans		40,688
Mortgage-backed obligations 0.06%
Collateralized mortgage-backed obligations 0.06%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(e)	580	580

American Funds Insurance Series	242

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.04%
Puerto Rico 0.04%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (i)	USD305	$196
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	334	219
Total municipals		415
Total bonds, notes & other debt instruments (cost: $922,218,000)		920,093
Convertible bonds & notes 0.12%
Communication services 0.12%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (b)	379	1,265
Total convertible bonds & notes (cost: $403,000)		1,265
Common stocks 6.33%	Shares
Information technology 1.84%
Diebold Nixdorf, Inc. (j)	281,243	19,094

Health care 1.62%
Rotech Healthcare, Inc. (e)(g)(j)	201,793	13,823
Mallinckrodt PLC (j)	28,965	2,591
Par Health, Inc. (a)(j)	28,965	271
Endo, LP, Class A1 (a)(j)	192,719	135
		16,820

Utilities 1.40%
Talen Energy Corp. (j)	37,868	14,194
PG&E Corp.	18,786	302
		14,496

Energy 1.11%
Constellation Oil Services Holding SA (NDR) (j)	623,209	7,359
Ascent CNR Corp., Class A (e)(g)	62,978	2,787
Weatherford International	9,659	756
Altera Infrastructure, LP (e)	9,127	371
Mesquite Energy, Inc. (e)(j)	3,558	227
		11,500

Consumer discretionary 0.33%
Aimbridge Topco, LLC (e)(j)	46,955	3,472
NMG Parent, LLC (e)(j)	8,350	— (f)
		3,472

Financials 0.02%
Navient Corp.	20,000	260

Communication services 0.01%
iHeartMedia, Inc., Class A (j)	22,639	94

243	American Funds Insurance Series

American High-Income Trust® (continued)
Common stocks (continued)	Shares	Value (000)

Materials 0.00%
Venator Materials PLC (e)(j)	3,232	$— (f)
Total common stocks (cost: $38,533,000)		65,736
Preferred securities 0.16%
Industrials 0.16%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(e)(j)	1,022	1,713
Total preferred securities (cost: $1,057,000)		1,713
Rights & warrants 0.02%
Communication services 0.01%
SES SA (CVR) (j)	8,182	127

Energy 0.01%
Expand Energy Corp., Class C, warrants, expire 2/9/2026 (j)	457	45
Total rights & warrants (cost: $392,000)		172
Short-term securities 3.38%
Money market investments 3.38%
Capital Group Central Cash Fund 3.79% (k)(l)	350,884	35,092
Total short-term securities (cost: $35,085,000)		35,092
Total investment securities 98.60% (cost: $997,688,000)		1,024,071
Other assets less liabilities 1.40%		14,538
Net assets 100.00%		$1,038,609
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	69	4/6/2026	USD14,406	$(3)
5 Year U.S. Treasury Note Futures	Long	88	4/6/2026	9,619	(26)
10 Year Ultra U.S. Treasury Note Futures	Short	6	3/31/2026	(690)	2
10 Year U.S. Treasury Note Futures	Short	11	3/31/2026	(1,237)	11
30 Year Ultra U.S. Treasury Bond Futures	Short	1	3/31/2026	(118)	2
					$(14)

American Funds Insurance Series	244

American High-Income Trust® (continued)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD26,020	$(1,988)	$(1,825)	$(163)
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 3.38%
Money market investments 3.38%
Capital Group Central Cash Fund 3.79% (k)	$45,641	$250,972	$261,524	$— (f)	$3	$35,092	$1,878
Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (e)(j)	9/26/2013	$4,331	$13,823	1.33%
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)	9/29/2025	2,566	2,811	0.27
Ascent CNR Corp., Class A (e)	11/15/2016	302	2,787	0.27
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (h)(i)	9/13/2023	986	1,007	0.10
Total		$8,185	$20,428	1.97%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $655,031,000, which represented 63.07% of the net assets of the fund.

(b)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(c)	Scheduled interest and/or principal payment was not received.
(d)	Step bond; coupon rate may change at a later date.
(e)	Value determined using significant unobservable inputs.
(f)	Amount less than one thousand.
(g)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $40,686,000, which represented 3.92% of the net assets of the fund.

(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	Non-income producing.
(k)	Rate represents the seven-day yield at 12/31/2025.
(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

245	American Funds Insurance Series

American High-Income Trust® (continued)

Key to abbreviation(s)
CAB = Capital Appreciation Bonds
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
EUR = Euros
GBP = British pounds
GO = General Obligation
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	246

American Funds Mortgage Fund®
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 86.53%	Principal amount (000)	Value (000)
Mortgage-backed obligations 79.28%
Federal agency mortgage-backed obligations 78.28%
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	USD— (b)	$— (b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	1	1
Fannie Mae Pool #256583 5.00% 12/1/2036 (a)	27	27
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	90	86
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	4	4
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	2	2
Fannie Mae Pool #MA4232 2.00% 1/1/2041 (a)	120	105
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)	211	180
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)	270	228
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	7	7
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	15	13
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)	66	59
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)	142	127
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)	80	72
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	5	5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (a)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	3	3
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)	160	144
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	1	1
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)	202	182
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	2	2
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)	25	26
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)	24	20
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	25	24
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	13	12
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	19	18
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	3	3
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (a)	402	341
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)	88	75
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)	16	13
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)	685	556
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	4	3
Fannie Mae Pool #BN7466 2.00% 10/1/2050 (a)	93	76
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	61	52
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	34	27
Fannie Mae Pool #BQ5687 2.50% 11/1/2050 (a)	458	389
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	122	101
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	10	9
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	21	21
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)	1,322	1,130
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (a)	1,432	1,176
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	332	273
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	161	130
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	1	1
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	165	150
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (a)	260	221
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	21	18
Fannie Mae Pool #FM8038 3.00% 7/1/2051 (a)	30	27
Fannie Mae Pool #BT9828 2.50% 9/1/2051 (a)	389	330
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	353	302
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	22	19
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	2	2
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	367	318
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	173	150

247	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	USD31	$27
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	190	165
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	75	68
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	222	199
Fannie Mae Pool #CB3888 2.50% 2/1/2052 (a)	566	480
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	365	311
Fannie Mae Pool #BV1262 2.50% 3/1/2052 (a)	140	119
Fannie Mae Pool #BV9613 3.00% 4/1/2052 (a)	39	35
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	887	787
Fannie Mae Pool #BU8818 3.50% 5/1/2052 (a)	10	9
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)	676	547
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	1,633	1,385
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	910	770
Fannie Mae Pool #FS5851 4.00% 7/1/2052 (a)	448	427
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (a)	30	27
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	158	146
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	934	941
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	666	541
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	92	92
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	34	35
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	31	32
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)	410	402
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	96	96
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)	1,100	1,048
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	59	60
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	88	92
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	71	74
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	595	596
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)	195	206
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	54	57
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	47	47
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	45	46
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	227	234
Fannie Mae Pool #MA5062 3.00% 6/1/2053 (a)	420	372
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	681	692
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	305	315
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	185	188
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	365	376
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	768	782
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	37	38
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	10	11
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	262	274
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	73	74
Fannie Mae Pool #CB8089 7.00% 12/1/2053 (a)	354	373
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	22	23
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	377	393
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	185	194
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	1,330	1,351
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	138	141
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	127	129
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	33	34
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	122	127
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	15	16
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	228	234
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	219	227
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	42	44
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	35	36
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	20	20
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	251	262
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (a)	150	156

American Funds Insurance Series	248

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	USD491	$507
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	141	145
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	121	125
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	94	97
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	55	57
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	36	38
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (a)	18	18
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	6	7
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	616	647
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	383	401
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	118	123
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	106	111
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	66	70
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	189	195
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	160	165
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	129	132
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	58	60
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	51	53
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	27	27
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	25	26
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	23	24
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	17	18
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	16	17
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	9	9
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	141	148
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (a)	105	110
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)	41	43
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	480	491
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	257	263
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	193	196
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	422	437
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)	165	169
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	2	2
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	1	1
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)	126	131
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (a)	100	101
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	370	381
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	24	25
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	54	54
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	47	48
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	40	41
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	185	181
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	567	582
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (a)	177	184
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (a)	219	208
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	230	236
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	531	539
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	95	98
Fannie Mae Pool #190445 6.50% 3/1/2055 (a)	587	610
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (a)	313	325
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (a)	429	451
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	105	108
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	2	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	2	2
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	288	287
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	756	777
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	148	147
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (a)	316	325
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	15	15
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	746	776

249	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (a)	USD500	$520
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (a)	330	335
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	124	127
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	11	11
Fannie Mae Pool #MA5846 7.00% 8/1/2055 (a)	30	31
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (a)	16	15
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	108	99
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	119	109
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	41	36
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	40	39
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	684	623
FARM Mortgage Trust, Series 2024-1, Class A, 4.684% 10/1/2053 (a)(c)(d)	175	170
Freddie Mac Pool #ZA1922 5.00% 2/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZS8950 5.00% 10/1/2029 (a)	— (b)	— (b)
Freddie Mac Pool #A18781 5.00% 3/1/2034 (a)(e)	426	430
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	135	128
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)	37	35
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)	1,398	1,183
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)	260	234
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	73	64
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	1	1
Freddie Mac Pool #760014 4.632% 8/1/2045 (a)(d)	239	239
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	15	14
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	21	20
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	11	11
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	10	9
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	6	6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	19	19
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	39	39
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	18	18
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	12	12
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	34	34
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	13	13
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)	122	111
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	4	3
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	659	535
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)	162	133
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	171	147
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (a)	90	73
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	285	234
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	2	1
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	3	2
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	269	221
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	197	176
Freddie Mac Pool #QC8778 2.50% 10/1/2051 (a)	978	828
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	65	53
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	53	46
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	686	582
Freddie Mac Pool #RA6598 3.50% 1/1/2052 (a)	117	109
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)	17	13
Freddie Mac Pool #QD6327 3.00% 2/1/2052 (a)	465	412
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	615	578
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	6	6
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	665	539
Freddie Mac Pool #QD8711 2.00% 3/1/2052 (a)	66	53
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	1,308	1,162
Freddie Mac Pool #QE4001 3.00% 5/1/2052 (a)	42	37
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	383	324
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	641	569
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	468	396

American Funds Insurance Series	250

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD4815 2.50% 7/1/2052 (a)	USD156	$133
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	1,207	1,071
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	120	97
Freddie Mac Pool #SL0761 3.50% 9/1/2052 (a)	832	777
Freddie Mac Pool #QF0213 4.50% 9/1/2052 (a)	173	170
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	529	531
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)	200	203
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (a)	215	215
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	92	94
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	303	302
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	641	669
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	29	25
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	38	38
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	106	106
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	73	73
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	80	81
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	1,024	1,026
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	46	47
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	254	259
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	53	55
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	48	49
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	31	32
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	26	28
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	747	760
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	46	47
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	32	34
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)(e)	2,221	2,286
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	868	894
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	105	109
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	366	377
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	291	300
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	65	68
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	400	407
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (a)	1,463	1,507
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)	1,188	1,225
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	6	7
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	43	45
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	9	10
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	48	49
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	58	60
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	12	12
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	100	104
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	16	17
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	46	48
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	61	62
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	24	25
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	7	7
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	377	394
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	53	56
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)	602	631
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	188	197
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	47	49
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	14	15
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	206	212
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	187	193
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	168	175
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	60	62
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	56	57
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	28	29

251	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	USD376	$391
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	157	164
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	62	65
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	267	273
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	225	232
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	143	147
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	126	130
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	34	35
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	1	1
Freddie Mac Pool #SD6323 6.50% 8/1/2054 (a)	1,307	1,363
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)	331	344
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	217	227
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	95	99
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	87	91
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	47	49
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	37	39
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	23	24
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	193	195
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	115	119
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	59	61
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	58	60
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	54	56
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	32	33
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	14	14
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	149	155
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (a)	79	83
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	35	36
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	15	16
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	9	9
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	435	442
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	480	482
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)	357	362
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	7	7
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	1,077	1,106
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	23	24
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)	76	80
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	271	264
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	737	757
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	60	62
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	55	56
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	382	397
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (a)	280	294
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	126	126
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	88	90
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (a)	13	14
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	265	265
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	197	202
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	13	13
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	13	13
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	88	88
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (a)	2,051	2,108
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (a)	1,040	1,081
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)	432	438
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	2,292	2,354
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	1,386	1,425
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (a)	65	67
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (a)	499	518
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	1,712	1,758
Freddie Mac Pool #SL2781 6.50% 9/1/2055 (a)	176	184
Freddie Mac Pool #SL2647 6.50% 9/1/2055 (a)	111	116

American Funds Insurance Series	252

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RQ0057 6.00% 10/1/2055 (a)	USD565	$580
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	300	304
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	75	72
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	77	69
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	144	137
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)	100	96
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	20	17
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(d)	76	74
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	25	22
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	15	13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	615	540
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	176	173
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	10	10
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/25/2030 (a)	290	267
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030 (a)	278	255
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031 (a)	280	258
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031 (a)	240	216
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	238	232
Government National Mortgage Assn. 5.00% 1/1/2056 (a)(f)	80	80
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034 (a)	532	522
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	60	64
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041 (a)	151	153
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041 (a)	10	10
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)	76	77
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042 (a)	75	67
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042 (a)	176	162
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043 (a)	38	35
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044 (a)	439	423
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	80	66
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	33	29
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	71	59
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	302	258
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	72	62
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	472	402
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	295	254
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	64	55
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	154	133
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	126	109
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	40	34
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	47	42
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	207	179
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	56	50
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	4	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	145	138
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	13	13
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	77	73
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	194	196
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	49	50
Government National Mortgage Assn. Pool #MB0742 3.50% 11/20/2055 (a)	194	177
Government National Mortgage Assn. Pool #MB0810 3.50% 12/20/2055 (a)	101	92
Government National Mortgage Assn. Pool #AN1825 4.566% 6/20/2065 (a)	11	11
Government National Mortgage Assn. Pool #AO0461 4.605% 8/20/2065 (a)	4	4
Government National Mortgage Assn. Pool #AO0409 4.451% 12/20/2065 (a)	5	5
Government National Mortgage Assn. Pool #AO0385 4.328% 1/20/2066 (a)	47	47
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	201	150
Uniform Mortgage-Backed Security 4.00% 1/1/2041 (a)(f)	125	123
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (a)(f)	674	545
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (a)(f)	25	23
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (a)(f)	97	92

253	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (a)(f)	USD190	$186
Uniform Mortgage-Backed Security 5.50% 1/1/2056 (a)(f)	1,542	1,563
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (a)(f)	1,769	1,817
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (a)(f)	698	725
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (a)(f)	1,616	1,489
		98,296

Commercial mortgage-backed securities 0.61%
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 5.865% 6/15/2027 (a)(c)(d)	100	100
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.241% 4/15/2037 (a)(c)(d)	79	79
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.35% 7/15/2042 (a)(c)(d)	200	200
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(d)	379	391
		770

Collateralized mortgage-backed obligations (privately originated) 0.39%
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(d)	128	122
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(d)	51	47
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (a)(c)(d)	81	82
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(c)(d)	145	148
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(d)	86	88
		487
Total mortgage-backed obligations		99,553
U.S. Treasury bonds & notes 6.22%
U.S. Treasury 6.22%
U.S. Treasury 4.375% 7/31/2026	535	538
U.S. Treasury 3.50% 10/31/2027	1,130	1,130
U.S. Treasury 4.25% 2/15/2028	460	467
U.S. Treasury 3.875% 3/15/2028	550	554
U.S. Treasury 4.125% 7/31/2028	450	457
U.S. Treasury 3.50% 10/15/2028	800	799
U.S. Treasury 4.50% 5/31/2029 (e)	1,025	1,055
U.S. Treasury 4.00% 2/28/2030	330	334
U.S. Treasury 4.00% 3/31/2030	100	101
U.S. Treasury 4.00% 6/30/2032	300	302
U.S. Treasury 4.25% 8/15/2035	230	232
U.S. Treasury 1.875% 2/15/2041	240	168
U.S. Treasury 3.25% 5/15/2042	106	89
U.S. Treasury 4.75% 2/15/2045	190	189
U.S. Treasury 1.875% 11/15/2051	65	36
U.S. Treasury 4.625% 2/15/2055	345	333
U.S. Treasury 4.75% 8/15/2055	640	631
U.S. Treasury 4.625% 11/15/2055	410	396
Total U.S. Treasury bonds & notes		7,811
Asset-backed obligations 1.03%
Auto loan 0.67%
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(c)	1	1
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (a)	1	1
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(c)	22	22
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	1	1
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)	21	21
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(c)	257	266
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (a)(c)	3	3

American Funds Insurance Series	254

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(c)		USD43	$43
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)		1	1
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(c)		100	102
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(c)		383	387
			848

Student loan 0.22%
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (a)(c)		58	53
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(c)		76	70
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(c)		86	81
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.588% 4/20/2062 (a)(c)(d)		72	72
			276

Other asset-backed securities 0.14%
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(c)		89	75
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(c)		100	84
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)		12	12
			171
Total asset-backed obligations			1,295
Total bonds, notes & other debt instruments (cost: $108,233,000)			108,659
Short-term securities 19.42%	Weighted average yield at acquisition
Commercial paper 4.81%
Exxon Asset Management Co. 3/31/2026	3.820%	1,050	1,040
Novartis Finance Corp. 1/2/2026 (c)	3.660	2,000	2,000
Victory Receivables Corp. 1/16/2026 (c)	4.000	1,000	998
Wal-Mart Stores, Inc. 1/14/2026 (c)	3.630	2,000	1,997
			6,035

Bonds & notes of governments & government agencies outside the U.S. 1.11%
Ontario (Province of) 1/23/2026	3.890	1,400	1,397

Federal agency bills & notes 13.50%
Federal Farm Credit Banks 2/20/2026	3.580	2,500	2,488
Federal Home Loan Bank 1/2/2026	3.500	3,100	3,100
Federal Home Loan Bank 1/9/2026	3.840	2,500	2,498
Federal Home Loan Bank 2/4/2026	3.590	2,000	1,994
Federal Home Loan Bank 2/6/2026	3.685	3,500	3,488

255	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 2/11/2026	3.790%	USD1,400	$1,394
Federal Home Loan Bank 3/6/2026	3.635	1,500	1,491
Federal Home Loan Bank 3/20/2026	3.565	500	496
Total short-term securities (cost: $24,378,000)			24,381
Total investment securities 105.95% (cost: $132,611,000)			133,040
Other assets less liabilities (5.95)%			(7,473)
Net assets 100.00%			$125,567
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
30 Day Federal Funds Futures	Long	2	3/2/2026	USD803	$— (b)
2 Year U.S. Treasury Note Futures	Long	343	4/6/2026	71,615	(17)
5 Year U.S. Treasury Note Futures	Long	140	4/6/2026	15,303	(39)
10 Year Ultra U.S. Treasury Note Futures	Long	30	3/31/2026	3,450	(28)
10 Year U.S. Treasury Note Futures	Short	18	3/31/2026	(2,024)	18
20 Year U.S. Treasury Bond Futures	Long	15	3/31/2026	1,734	(23)
30 Year Ultra U.S. Treasury Bond Futures	Long	23	3/31/2026	2,714	(43)
					$(132)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.3615%	Annual	5/31/2030	USD520	$1	$—	$1
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	3	—	3
SOFR	Annual	3.8215%	Annual	4/23/2035	USD100	(1)	—	(1)
SOFR	Annual	3.6965%	Annual	11/5/2035	USD230	2	—	2
SOFR	Annual	3.41%	Annual	7/28/2045	USD1,182	121	—	121
						$126	$—	$126

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,682,000, which represented 6.12% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $946,000, which represented 0.75% of the net assets of the fund.
(f)	Represents securities transacted on a TBA basis.

American Funds Insurance Series	256

American Funds Mortgage Fund® (continued)

Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

257	American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio December 31, 2025

Short-term securities 100.30%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 62.55%
Apple, Inc. 1/5/2026 (a)	0.210%	USD4,000	$3,998
Apple, Inc. 1/15/2026 (a)	0.315	7,500	7,489
Cabot Trail Funding, LLC. 1/14/2026 (a)	1.160	10,175	10,160
CHARTA, LLC 1/14/2026 (a)	0.449	10,000	9,985
Chevron Corp. 1/5/2026 (a)	0.201	2,200	2,199
Chevron Corp. 2/3/2026 (a)	0.544	11,400	11,361
Cisco Systems, Inc. 1/22/2026 (a)	0.854	11,900	11,873
DBS Bank, Ltd. 1/23/2026 (a)	1.522	11,500	11,473
Essilor International 1/26/2026 (a)	0.346	9,000	8,976
Linde, Inc. 1/20/2026	0.357	2,900	2,894
Linde, Inc. 2/2/2026	0.435	8,200	8,173
LVMH Moet Hennessy Louis Vuitton, Inc. 2/2/2026 (a)	1.227	11,000	10,963
Novartis Finance Corp. 1/12/2026 (a)	0.211	11,000	10,987
Oversea-Chinese Banking Corp., Ltd. 1/5/2026 (a)	0.347	5,200	5,197
Oversea-Chinese Banking Corp., Ltd. 1/26/2026 (a)	0.260	4,200	4,189
Paccar Financial Corp. 1/26/2026	0.385	10,000	9,973
Procter & Gamble Co. 3/4/2026 (a)	0.748	10,000	9,936
Prudential Funding, LLC 1/9/2026	0.311	10,000	9,991
Siemens Capital Company, LLC. 1/6/2026 (a)	1.103	7,700	7,695
Starbird Funding Corp. 3/4/2026 (a)	0.822	10,800	10,729
Victory Receivables Corp. 1/16/2026 (a)	0.994	12,000	11,980
Wal-Mart Stores, Inc. 1/14/2026 (a)	0.280	12,200	12,183
			192,404
Federal agency bills & notes 19.81%
Federal Farm Credit Banks 2/20/2026	0.526	1,000	995
Federal Home Loan Bank 1/2/2026	0.020	4,500	4,500
Federal Home Loan Bank 1/30/2026	1.143	9,600	9,573
Federal Home Loan Bank 2/6/2026	0.877	5,000	4,983
Federal Home Loan Bank 2/11/2026	0.869	2,400	2,391
Federal Home Loan Bank 2/12/2026	0.841	6,100	6,075
Federal Home Loan Bank 2/17/2026	0.739	7,500	7,466
Federal Home Loan Bank 2/25/2026	1.086	11,100	11,041
Federal Home Loan Bank 3/6/2026	0.795	4,000	3,975
Federal Home Loan Bank 3/11/2026	0.787	5,000	4,967
Federal Home Loan Bank 4/8/2026	0.962	5,000	4,953
			60,919
Bonds & notes of governments & government agencies outside the U.S. 13.50%
Alberta (Province of) 3/2/2026 (a)	0.846	9,800	9,739
Hydro-Québec 1/6/2026 (a)	0.385	11,000	10,993
KfW 1/7/2026 (a)	0.218	2,000	1,999
KfW 3/18/2026 (a)	0.762	8,000	7,939
Ontario (Province of) 1/23/2026	0.563	7,000	6,984
Ontario (Province of) 2/26/2026	0.828	3,900	3,877
			41,531

American Funds Insurance Series	258

Ultra-Short Bond Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills 4.44%
U.S. Treasury 2/10/2026	0.632%	USD8,700	$8,667
U.S. Treasury 2/17/2026	0.652	5,000	4,977
			13,644
Total short-term securities (cost: $308,476,000)			308,498
Total investment securities 100.30% (cost: $308,476,000)			308,498
Other assets less liabilities (0.30)%			(921)
Net assets 100.00%			$307,577

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $192,043,000, which represented 62.44% of the net assets of the fund.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

259	American Funds Insurance Series

U.S. Government Securities Fund
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 86.86%	Principal amount (000)	Value (000)
Mortgage-backed obligations 43.50%
Federal agency mortgage-backed obligations 43.50%
Fannie Mae Pool #745316 6.50% 2/1/2026 (a)	USD— (b)	$— (b)
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (a)	4	4
Fannie Mae Pool #257431 6.50% 10/1/2028 (a)	1	1
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	— (b)	— (b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	2	2
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (a)	413	409
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	968	957
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	721	683
Fannie Mae Pool #940890 6.50% 6/1/2037 (a)	— (b)	— (b)
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	297	281
Fannie Mae Pool #256828 7.00% 7/1/2037 (a)	2	2
Fannie Mae Pool #256860 6.50% 8/1/2037 (a)	8	8
Fannie Mae Pool #888698 7.00% 10/1/2037 (a)	9	10
Fannie Mae Pool #970343 6.00% 2/1/2038 (a)	12	12
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	4	4
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	15	15
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	6	6
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)	22,975	20,051
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	250	257
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	126	129
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	27	28
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	114	117
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	14	14
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	63	65
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	12	12
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	5	6
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	16	16
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	4	4
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	6	5
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	28	27
Fannie Mae Pool #MA5235 6.50% 12/1/2043 (a)	754	784
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	7	6
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	51	49
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	3,360	3,191
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	42	40
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	11	10
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	6	6
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	5	5
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	2	2
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	5	5
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	77	75
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (a)	2,416	2,281
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	31	29
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	43	42
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	61	59
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	19	18
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	13	13
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	865	822
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	318	302
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	84	79
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	428	406
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	241	228
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (a)	2,768	2,508
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	706	611
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	24	21
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	447	382
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	150	130
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (a)	1,520	1,304
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	187	153
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (a)	1,301	1,054

American Funds Insurance Series	260

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	USD66	$54
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (a)	874	723
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	559	456
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	9	7
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (a)	338	289
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	5	4
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)	1,334	1,080
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	827	700
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (a)	4,198	3,797
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (a)	1,272	1,087
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	257	218
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	149	129
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (a)	488	414
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	1,207	1,025
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	550	471
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	364	308
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (a)	972	823
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	40	33
Fannie Mae Pool #BU2803 2.50% 11/1/2051 (a)	20	17
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (a)	1,948	1,652
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	996	856
Fannie Mae Pool #FA1935 2.50% 12/1/2051 (a)	5	4
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	633	575
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (a)	463	375
Fannie Mae Pool #CB2668 3.00% 1/1/2052 (a)	2,286	2,025
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	1,868	1,676
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)	949	840
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	383	310
Fannie Mae Pool #FS5037 2.50% 2/1/2052 (a)	368	312
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (a)	160	137
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	2,932	2,654
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (a)	1,945	1,724
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (a)	410	391
Fannie Mae Pool #BV7703 2.00% 4/1/2052 (a)	3,078	2,496
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	7,001	5,926
Fannie Mae Pool #CB3375 3.50% 4/1/2052 (a)	1,004	931
Fannie Mae Pool #BV9262 3.00% 5/1/2052 (a)	783	694
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	168	149
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (a)	549	523
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)	473	383
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (a)	98	79
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (a)	2,471	2,359
Fannie Mae Pool #FS2159 5.00% 6/1/2052 (a)	49	49
Fannie Mae Pool #BV2558 5.00% 6/1/2052 (a)	44	44
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (a)	203	165
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	3,391	2,871
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	2,189	2,030
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	285	288
Fannie Mae Pool #FS2489 5.00% 8/1/2052 (a)	46	46
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	628	619
Fannie Mae Pool #FS4611 5.00% 9/1/2052 (a)	8,032	8,048
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	3,185	2,587
Fannie Mae Pool #BW9458 4.50% 10/1/2052 (a)	912	898
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)	832	817
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (a)	7,788	7,805
Fannie Mae Pool #BX1004 5.00% 10/1/2052 (a)	4,729	4,733
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	576	587
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	526	536
Fannie Mae Pool #CB4917 5.50% 10/1/2052 (a)	77	79
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)	207	216

261	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB5118 4.00% 11/1/2052 (a)	USD48	$46
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	7	7
Fannie Mae Pool #BX3198 4.00% 12/1/2052 (a)	47	45
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)	2,465	2,418
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (a)	1,804	1,875
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)	1,367	1,303
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	8	8
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	660	691
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (a)	717	739
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	543	563
Fannie Mae Pool #BY2249 4.00% 4/1/2053 (a)	223	212
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	1,942	1,977
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	320	338
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	288	294
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	1,594	1,646
Fannie Mae Pool #CB6590 4.00% 6/1/2053 (a)	70	67
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	2,635	2,682
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	2,588	2,664
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (a)	1,690	1,741
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	1,634	1,684
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	1,248	1,287
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	1,196	1,240
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (a)	346	339
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	9,038	9,198
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	1,490	1,533
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	245	253
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	429	419
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	186	189
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	19,754	20,095
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	444	457
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	618	644
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	178	185
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (a)	943	898
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (a)	24	25
Fannie Mae Pool #FS8361 3.50% 12/1/2053 (a)	254	236
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (a)	23	21
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	494	502
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	136	138
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (a)	9,288	9,680
Fannie Mae Pool #CB8089 7.00% 12/1/2053 (a)	721	758
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	2,899	3,018
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	445	452
Fannie Mae Pool #FS7809 7.00% 2/1/2054 (a)	6,000	6,316
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	876	889
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (a)	395	401
Fannie Mae Pool #DB0754 5.50% 3/1/2054 (a)	42	42
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	1,169	1,194
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	600	623
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	1,109	1,161
Fannie Mae Pool #MA5353 5.50% 5/1/2054 (a)	5,132	5,210
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (a)	1,595	1,677
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	2,882	2,972
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	687	706
Fannie Mae Pool #DB6813 6.00% 6/1/2054 (a)	106	109
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	3,937	4,107
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (a)	1,677	1,743
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	6,657	6,866
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	3,615	3,755
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	844	867
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	144	148

American Funds Insurance Series	262

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	USD5,993	$6,273
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	1,622	1,693
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	959	1,007
Fannie Mae Pool #DC1075 6.00% 8/1/2054 (a)	234	240
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	217	225
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	112	115
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	101	104
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	88	92
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	84	86
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (a)	1,648	1,730
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)	1,419	1,475
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	1,865	1,906
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)	1,350	1,387
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	91	93
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	45	46
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)	4,335	4,506
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	1,397	1,440
Fannie Mae Pool #DC5704 4.00% 11/1/2054 (a)	132	125
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	199	203
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	23	23
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (a)	2,547	2,619
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	372	384
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	783	782
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	31	32
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (a)	2,206	2,293
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	1,578	1,621
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	947	978
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	26	26
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	192	198
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	7,300	7,407
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (a)	10,881	11,317
Fannie Mae Pool #190445 6.50% 3/1/2055 (a)	8,612	8,952
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (a)	6,435	6,770
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	1,829	1,880
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	69	71
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	67	69
Fannie Mae Pool #MA5676 7.00% 4/1/2055 (a)	670	705
Fannie Mae Pool #DD9126 4.00% 5/1/2055 (a)	53	50
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	174	179
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (a)	1,377	1,451
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	662	681
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (a)	5,053	5,256
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	3,040	3,159
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (a)	86	79
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (a)	4,204	4,266
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	762	783
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	470	489
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (a)	1,705	1,730
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (a)	158	150
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	1,111	968
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	331	323
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	420	382
FARM Mortgage Trust, Series 2024-1, Class A, 4.684% 10/1/2053 (a)(c)(d)	941	918
Freddie Mac Pool #ZS8907 6.50% 10/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZA2024 6.50% 9/1/2027 (a)	— (b)	1; (b)
Freddie Mac Pool #1H1354 6.26% 11/1/2036 (a)(d)	29	30
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (a)	1,083	1,025
Freddie Mac Pool #C03518 5.00% 9/1/2040 (a)	216	223
Freddie Mac Pool #G06459 5.00% 5/1/2041 (a)	446	459
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	601	521

263	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RB5154 2.50% 4/1/2042 (a)	USD8,660	$7,741
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	2	2
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	21	20
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	22	21
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (a)	109	107
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	161	154
Freddie Mac Pool #760014 4.632% 8/1/2045 (a)(d)	202	203
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	41	38
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	58	55
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	5,483	5,288
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	39	37
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	39	37
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	32	30
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	24	23
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	19	18
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	16	16
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	11	11
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	11	10
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	686	666
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	38	37
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	32	31
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	21	20
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	12	12
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	63	62
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)	5,121	4,951
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	156	156
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	74	73
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	50	49
Freddie Mac Pool #ZT0522 4.50% 9/1/2048 (a)	16	16
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	123	117
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	36	34
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	290	275
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	151	143
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	23	21
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	1,329	1,079
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (a)	28	24
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	1,136	928
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	1,713	1,467
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	31	25
Freddie Mac Pool #RA4528 2.50% 2/1/2051 (a)	713	605
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	51	42
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	1,974	1,620
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	895	724
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	127	115
Freddie Mac Pool #SD0726 2.50% 10/1/2051 (a)	7,920	6,839
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	398	325
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	418	362
Freddie Mac Pool #QD3226 2.50% 12/1/2051 (a)	952	806
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	104	88
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (a)	259	224
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	121	109
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)	4,455	3,606
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (a)	2,324	1,881
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (a)	293	237
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	7,547	7,088
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	147	137
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (a)	327	264
Freddie Mac Pool #QE1079 3.50% 4/1/2052 (a)	104	97
Freddie Mac Pool #QD9477 4.00% 4/1/2052 (a)	325	309
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (a)	801	681

American Funds Insurance Series	264

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #8D0226 2.544% 5/1/2052 (a)(d)	USD412	$383
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	7,491	6,653
Freddie Mac Pool #QE1489 3.50% 5/1/2052 (a)	1,238	1,148
Freddie Mac Pool #QE3999 3.50% 5/1/2052 (a)	410	380
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	328	278
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	262	232
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (a)	36	34
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	2,028	1,717
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	3,100	2,749
Freddie Mac Pool #RA7572 3.00% 8/1/2052 (a)	48	43
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (a)	135	128
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	180	177
Freddie Mac Pool #QE8282 5.00% 8/1/2052 (a)	781	782
Freddie Mac Pool #QE7647 5.00% 8/1/2052 (a)	45	45
Freddie Mac Pool #SD1496 5.00% 8/1/2052 (a)	36	37
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	792	777
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	185	182
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	116	114
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	8,774	8,809
Freddie Mac Pool #SD3782 4.50% 10/1/2052 (a)	3,051	2,992
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	78	77
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	947	943
Freddie Mac Pool #QF2560 4.50% 11/1/2052 (a)	698	687
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	1,823	1,856
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (a)	3,737	3,900
Freddie Mac Pool #SD8320 3.00% 2/1/2053 (a)	663	588
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	799	813
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (a)	744	767
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (a)	409	422
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	79	78
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	712	725
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	457	464
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	3,287	3,388
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (a)	1,519	1,568
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (a)	213	225
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	1,346	1,369
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	12,863	13,257
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (a)	3,429	3,532
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	1,797	1,852
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (a)	748	771
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	371	386
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	336	347
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	219	227
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	186	194
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	1,797	1,881
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	1,557	1,632
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	1,477	1,560
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	1,453	1,532
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	1,018	1,076
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	817	860
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	494	515
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	462	493
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	15,782	16,058
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	569	580
Freddie Mac Pool #SD8343 6.00% 7/1/2053 (a)	16,252	16,745
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)	17,343	17,848
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	670	681
Freddie Mac Pool #SD3857 6.00% 9/1/2053 (a)	34,942	35,984
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	1,977	2,036
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)	72	75

265	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SL2623 3.00% 10/1/2053 (a)	USD2,099	$1,859
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	4,342	4,473
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (a)	686	671
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)	2,949	2,993
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)	9,504	9,972
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (a)	32	33
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	1,820	1,849
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	340	355
Freddie Mac Pool #QI0100 4.00% 2/1/2054 (a)	157	149
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	861	875
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (a)	3,774	3,911
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (a)	172	177
Freddie Mac Pool #SL2362 6.50% 2/1/2054 (a)	4,620	4,858
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	461	468
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	526	537
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	93	94
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	490	509
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	478	485
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	66	68
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	2,108	2,207
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (a)	1,019	1,071
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	11,156	11,596
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	1	1
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (a)	2,477	2,609
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	932	976
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	582	614
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	7,350	7,575
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	2,780	2,867
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	215	221
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	5,542	5,770
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	2,052	2,133
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	3,847	3,932
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)	906	919
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	2,900	2,985
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	1,336	1,377
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	137	141
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	76	78
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	51	53
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)	4,317	4,487
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	3,489	3,652
Freddie Mac Pool #QJ4811 5.50% 9/1/2054 (a)	673	683
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	470	485
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	245	253
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	232	242
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	225	235
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	138	142
Freddie Mac Pool #SD6288 6.50% 9/1/2054 (a)	4,396	4,620
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	1,520	1,580
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (a)	1,245	1,301
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	3	3
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	379	384
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	3	3
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	3,591	3,719
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	3,112	3,197
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	1,422	1,480
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	1,033	1,071
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)	1,444	1,520
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	2,201	2,261
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	5	6
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	1,301	1,336

American Funds Insurance Series	266

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (a)	USD4,423	$4,646
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	1,003	1,042
Freddie Mac Pool #QY0582 4.00% 4/1/2055 (a)	808	767
Freddie Mac Pool #SD8524 5.50% 4/1/2055 (a)	213	216
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	378	388
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (a)	622	661
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	348	357
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	649	648
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (a)	8,713	9,057
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)	2,767	2,807
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	1,223	1,257
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (a)	4,638	4,821
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	631	648
Freddie Mac Pool #SL2781 6.50% 9/1/2055 (a)	2,776	2,914
Freddie Mac Pool #SL2647 6.50% 9/1/2055 (a)	1,752	1,841
Freddie Mac Pool #QZ5542 3.50% 10/1/2055 (a)	526	488
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	3,875	3,932
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	3,332	3,184
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	704	622
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	283	255
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	3,410	3,239
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)	3,022	2,885
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	764	664
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (a)(d)	1,062	971
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(d)	324	318
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (a)	3,378	3,042
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	386	377
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	590	529
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (a)	1,453	1,417
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	316	284
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (a)	1,257	1,185
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	12,897	12,705
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (a)	3,267	3,108
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (a)	933	868
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (a)	435	392
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	3,198	3,120
Government National Mortgage Assn. 5.00% 1/1/2056 (a)(e)	5	5
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (a)	55	58
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (a)	11	11
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038 (a)	113	122
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038 (a)	25	26
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (a)	113	117
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	60	64
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	1,653	1,712
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	602	615
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	392	388
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042 (a)	14	13
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	734	609
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	643	533
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	4,304	3,676
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (a)	1,863	1,609
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	593	508
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	3,352	2,857
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (a)	78	67
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	2,855	2,459
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	1,472	1,273
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	896	774
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	707	606
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	224	202
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	827	714

267	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	USD176	$158
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	2,004	1,847
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	620	568
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	3,811	3,522
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	291	277
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	401	382
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	199	190
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (a)	50	50
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	4,091	4,008
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	2,634	2,581
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	1,116	1,091
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	4,323	4,109
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	1,352	1,319
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	484	490
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)	989	999
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	343	346
Government National Mortgage Assn. Pool #MB0742 3.50% 11/20/2055 (a)	928	845
Government National Mortgage Assn. Pool #MB0810 3.50% 12/20/2055 (a)	484	440
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	418	312
Uniform Mortgage-Backed Security 2.00% 1/1/2041 (a)(e)	1,115	1,033
Uniform Mortgage-Backed Security 4.00% 1/1/2041 (a)(e)	920	908
Uniform Mortgage-Backed Security 5.00% 1/1/2041 (a)(e)	780	790
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (a)(e)	16,198	13,097
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (a)(e)	119	110
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (a)(e)	1,999	1,951
Uniform Mortgage-Backed Security 5.50% 1/1/2056 (a)(e)	6,284	6,373
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (a)(e)	18,724	19,228
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (a)(e)	6,031	6,268
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (a)(e)	7,168	6,605
Total mortgage-backed obligations		816,712
U.S. Treasury bonds & notes 40.76%
U.S. Treasury 36.84%
U.S. Treasury 4.25% 1/31/2026	5,535	5,536
U.S. Treasury 4.625% 2/28/2026	9,375	9,388
U.S. Treasury 4.625% 3/15/2026	11,050	11,072
U.S. Treasury 4.50% 3/31/2026	1,435	1,438
U.S. Treasury 4.875% 4/30/2026	35,525	35,676
U.S. Treasury 0.875% 6/30/2026	2,065	2,038
U.S. Treasury 4.50% 7/15/2026	10,366	10,422
U.S. Treasury 4.375% 7/31/2026	25,795	25,919
U.S. Treasury 4.625% 9/15/2026	10,209	10,285
U.S. Treasury 3.50% 9/30/2026	11,100	11,094
U.S. Treasury 3.875% 3/31/2027	23,000	23,100
U.S. Treasury 4.50% 4/15/2027	30,000	30,371
U.S. Treasury 0.50% 4/30/2027	1,250	1,202
U.S. Treasury 2.625% 5/31/2027	2,290	2,263
U.S. Treasury 3.75% 6/30/2027	33,220	33,348
U.S. Treasury 3.875% 7/31/2027	10,000	10,059
U.S. Treasury 3.75% 8/15/2027	5,043	5,064
U.S. Treasury 3.625% 8/31/2027	2,945	2,951
U.S. Treasury 3.375% 11/30/2027	600	599
U.S. Treasury 4.25% 2/15/2028 (f)	48,655	49,404
U.S. Treasury 3.625% 5/31/2028	14,850	14,890
U.S. Treasury 1.25% 6/30/2028	3,325	3,147
U.S. Treasury 4.00% 6/30/2028	6,907	6,988
U.S. Treasury 1.00% 7/31/2028	970	910
U.S. Treasury 4.125% 7/31/2028	17,685	17,950
U.S. Treasury 3.50% 11/15/2028	410	410

American Funds Insurance Series	268

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.625% 2/15/2029	USD3,270	$3,180
U.S. Treasury 4.50% 5/31/2029	825	849
U.S. Treasury 2.625% 7/31/2029	9,309	9,006
U.S. Treasury 4.00% 7/31/2029	15,070	15,268
U.S. Treasury 4.125% 10/31/2029	4,800	4,883
U.S. Treasury 4.125% 11/30/2029	10,200	10,377
U.S. Treasury 4.375% 12/31/2029	23,475	24,106
U.S. Treasury 4.00% 2/28/2030	11,270	11,415
U.S. Treasury 4.00% 3/31/2030	15,000	15,193
U.S. Treasury 3.75% 6/30/2030	17,030	17,075
U.S. Treasury 3.875% 6/30/2030	6,000	6,046
U.S. Treasury 4.00% 7/31/2030	1,185	1,200
U.S. Treasury 4.625% 9/30/2030	1,290	1,341
U.S. Treasury 4.875% 10/31/2030	625	657
U.S. Treasury 3.50% 11/30/2030	505	500
U.S. Treasury 4.25% 6/30/2031	9,625	9,847
U.S. Treasury 4.125% 11/30/2031	3,240	3,290
U.S. Treasury 4.125% 2/29/2032	9,305	9,440
U.S. Treasury 4.125% 3/31/2032	3,000	3,043
U.S. Treasury 4.125% 5/31/2032	10,295	10,435
U.S. Treasury 4.00% 6/30/2032	16,910	17,018
U.S. Treasury 2.75% 8/15/2032	8,095	7,550
U.S. Treasury 3.75% 11/30/2032	4,075	4,030
U.S. Treasury 3.875% 8/15/2033	3,180	3,156
U.S. Treasury 4.375% 5/15/2034	1,687	1,726
U.S. Treasury 3.875% 8/15/2034	1,970	1,941
U.S. Treasury 4.25% 11/15/2034	1,790	1,810
U.S. Treasury 4.625% 2/15/2035	5,000	5,194
U.S. Treasury 4.25% 5/15/2035	1,800	1,816
U.S. Treasury 4.25% 8/15/2035	5,315	5,357
U.S. Treasury 4.00% 11/15/2035	285	281
U.S. Treasury 4.50% 8/15/2039	13,655	13,699
U.S. Treasury 4.625% 2/15/2040	90	91
U.S. Treasury, interest only, 0% 11/15/2040	1,110	545
U.S. Treasury 1.375% 11/15/2040	1,945	1,265
U.S. Treasury 3.875% 5/15/2043	820	737
U.S. Treasury 4.375% 8/15/2043	40	38
U.S. Treasury 4.50% 2/15/2044	3,780	3,663
U.S. Treasury 4.125% 8/15/2044	11,760	10,810
U.S. Treasury 2.50% 2/15/2045	4,850	3,441
U.S. Treasury 5.00% 5/15/2045	8,955	9,207
U.S. Treasury 4.625% 11/15/2045	180	176
U.S. Treasury 2.50% 2/15/2046	3,900	2,720
U.S. Treasury 2.50% 5/15/2046	1,585	1,101
U.S. Treasury 2.875% 11/15/2046	2,700	1,997
U.S. Treasury 3.00% 8/15/2048	750	556
U.S. Treasury 2.375% 11/15/2049	1,435	924
U.S. Treasury 1.25% 5/15/2050	14,825	7,117
U.S. Treasury 1.375% 8/15/2050	4,330	2,135
U.S. Treasury 1.625% 11/15/2050	35,205	18,533
U.S. Treasury 1.875% 2/15/2051	5,892	3,301
U.S. Treasury 2.375% 5/15/2051	6,280	3,968
U.S. Treasury 2.00% 8/15/2051	5,226	3,001
U.S. Treasury 1.875% 11/15/2051	3,164	1,754
U.S. Treasury 3.00% 8/15/2052	895	643
U.S. Treasury 4.00% 11/15/2052	1,849	1,607
U.S. Treasury 4.75% 11/15/2053	205	202
U.S. Treasury 4.25% 2/15/2054	11,130	10,086
U.S. Treasury 4.625% 5/15/2054	3,165	3,054
U.S. Treasury 4.25% 8/15/2054	50	45

269	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.625% 2/15/2055		USD7,370	$7,115
U.S. Treasury 4.75% 8/15/2055 (f)		27,230	26,830
U.S. Treasury 4.625% 11/15/2055		19,425	18,754
			691,669

U.S. Treasury inflation-protected securities 3.92%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (g)		9,620	9,533
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (g)		2,960	2,907
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (g)		37,322	37,704
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (g)		1,093	1,014
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (g)		3,399	3,107
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (g)		7,377	7,411
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (g)		141	138
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (g)		1,506	1,173
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (g)		1,756	1,308
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (g)		323	233
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (g)		368	212
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (g)		144	78
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (g)		456	410
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (g)		8,752	8,308
			73,536
Total U.S. Treasury bonds & notes			765,205
Federal agency bonds & notes 2.60%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026		46	46
Federal Home Loan Bank 3.25% 11/16/2028		6,500	6,462
Federal Home Loan Bank 5.50% 7/15/2036		300	329
Federal National Mortgage Association 7.125% 1/15/2030		2,000	2,258
Private Export Funding Corp. 1.40% 7/15/2028		3,000	2,840
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,966
Tennessee Valley Authority 4.875% 5/15/2035		2,445	2,525
Tennessee Valley Authority 4.65% 6/15/2035		1,780	1,811
Tennessee Valley Authority 5.88% 4/1/2036		875	980
Tennessee Valley Authority, Series A, 4.625% 9/15/2060		250	223
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		660	639
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026		645	657
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		2,200	2,188
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		10,250	10,131
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		3,064	3,029
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		2,020	1,987
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		1,773	1,726
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		2,074	1,998
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		2,167	2,056
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		1,639	1,545
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		330	308
			48,704
Total bonds, notes & other debt instruments (cost: $1,653,043,000)			1,630,621
Short-term securities 15.36%	Weighted average yield at acquisition
Commercial paper 8.81%
Apple, Inc. 1/15/2026 (c)	3.650%	15,000	14,977
CAFCO, LLC 1/14/2026 (c)	4.040	10,000	9,985

American Funds Insurance Series	270

U.S. Government Securities Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Chevron Corp. 2/3/2026 (c)	3.760%	USD12,300	$12,258
Desjardins Group 2/27/2026 (c)	3.750	12,500	12,425
Exxon Asset Management Co. 3/31/2026	3.820	19,510	19,332
Linde, Inc. 1/20/2026	3.660	9,400	9,381
Novartis Finance Corp. 1/2/2026 (c)	3.660	10,000	9,998
Oversea-Chinese Banking Corp., Ltd. 1/26/2026 (c)	3.740	7,000	6,981
Procter & Gamble Co. 1/23/2026 (c)	3.900	10,000	9,977
Procter & Gamble Co. 3/4/2026 (c)	3.750	10,000	9,936
Prudential Funding, LLC 1/9/2026	3.700	20,000	19,982
TOTAL Holdings USA, Inc. 1/5/2026 (c)	3.715	15,000	14,992
Wal-Mart Stores, Inc. 1/14/2026 (c)	3.630	15,200	15,178
			165,402

Bonds & notes of governments & government agencies outside the U.S. 2.58%
Alberta (Province of) 2/12/2026 (c)	3.770	10,100	10,056
KfW 1/7/2026 (c)	3.700	13,000	12,991
Ontario (Province of) 2/6/2026	3.770	25,600	25,501
			48,548

Federal agency bills & notes 3.97%
Federal Farm Credit Banks 2/20/2026	3.580	30,500	30,353
Federal Home Loan Bank 1/2/2026	3.500	14,364	14,364
Federal Home Loan Bank 1/23/2026	3.842	11,960	11,935
Federal Home Loan Bank 2/25/2026	3.725	17,900	17,805
Total short-term securities (cost: $288,397,000)			288,407
Options purchased (equity style) 0.01%
Options purchased (equity style)*			242
Total options purchased (equity style) (cost: $330,000)			242
Total investment securities 102.23% (cost: $1,941,770,000)			1,919,270
Total options written (equity style) † 0.00% (premium received: $102,000)			(81)
Other assets less liabilities (2.23)%			(41,841)
Net assets 100.00%			$1,877,348
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2025 (000)
Call
3 Month SOFR Futures Option	2,426	3/13/2026	USD96.63	USD606,500	$242

271	American Funds Insurance Series

U.S. Government Securities Fund (continued)
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2025 (000)
Call
3 Month SOFR Futures Option	1,444	3/13/2026	USD96.81	USD(361,000)	$(81)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
30 Day Federal Funds Futures	Long	18	2/2/2026	USD7,228	$1
30 Day Federal Funds Futures	Long	443	3/2/2026	177,962	(25)
3 Month SOFR Futures	Long	3	6/17/2026	724	(4)
3 Month SOFR Futures	Long	26	9/16/2026	6,285	(6)
2 Year U.S. Treasury Note Futures	Long	5,852	4/6/2026	1,221,834	(293)
5 Year U.S. Treasury Note Futures	Long	2,936	4/6/2026	320,918	(856)
10 Year Ultra U.S. Treasury Note Futures	Short	253	3/31/2026	(29,099)	169
10 Year U.S. Treasury Note Futures	Short	1,099	3/31/2026	(123,569)	907
20 Year U.S. Treasury Bond Futures	Long	186	3/31/2026	21,500	(257)
30 Year Ultra U.S. Treasury Bond Futures	Long	447	3/31/2026	52,746	(850)
					$(1,214)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.184%	Annual	SOFR	Annual	1/10/2026	USD11,198	$1	$—	$1
4.2035%	Annual	SOFR	Annual	1/10/2026	USD11,197	1	—	1
4.2045%	Annual	SOFR	Annual	1/10/2026	USD1,020	— (b)	—	— (b)
4.27%	Annual	SOFR	Annual	2/16/2026	USD9,621	6	—	6
4.265%	Annual	SOFR	Annual	2/16/2026	USD4,777	3	—	3
4.3035%	Annual	SOFR	Annual	2/17/2026	USD2,874	2	—	2
4.2515%	Annual	SOFR	Annual	2/17/2026	USD2,847	2	—	2
4.2675%	Annual	SOFR	Annual	2/17/2026	USD2,771	2	—	2
4.3005%	Annual	SOFR	Annual	2/17/2026	USD1,989	1	—	1
4.288%	Annual	SOFR	Annual	2/17/2026	USD2,021	1	—	1
4.568%	Annual	SOFR	Annual	3/1/2026	USD27,000	34	—	34
4.56%	Annual	SOFR	Annual	3/1/2026	USD27,400	34	—	34
4.6275%	Annual	SOFR	Annual	3/20/2026	USD49,370	89	—	89
4.9005%	Annual	SOFR	Annual	4/17/2026	USD14,100	46	—	46
4.815%	Annual	SOFR	Annual	5/6/2026	USD31,500	116	—	116
4.723%	Annual	SOFR	Annual	5/7/2026	USD30,490	103	—	103
4.659%	Annual	SOFR	Annual	5/17/2026	USD45,400	159	—	159
SOFR	Annual	4.528%	Annual	6/18/2026	USD2,700	(10)	—	(10)

American Funds Insurance Series	272

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. Urban CPI	At maturity	2.12%	At maturity	12/22/2026	USD5,735	$8	$—	$8
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	16	—	16
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	15	—	15
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	8	—	8
SOFR	Annual	4.186%	Annual	2/18/2027	USD54,150	(467)	—	(467)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	95	—	95
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	47	—	47
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	361	—	361
SOFR	Annual	3.2465%	Annual	9/15/2027	USD16,600	19	—	19
SOFR	Annual	3.249%	Annual	9/15/2027	USD16,690	19	—	19
3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	36	—	36
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	38	—	38
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	143	—	143
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	(19)	—	(19)
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	(23)	—	(23)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	(29)	—	(29)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	5,455	—	5,455
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(25)	—	(25)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(15)	—	(15)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(7)	—	(7)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(8)	—	(8)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(8)	—	(8)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(31)	—	(31)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(14)	—	(14)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(17)	—	(17)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(25)	—	(25)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(21)	—	(21)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(17)	—	(17)
SOFR	Annual	3.3615%	Annual	5/31/2030	USD15,320	38	—	38
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(132)	—	(132)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	1,909	—	1,909
3.488%	Annual	SOFR	Annual	6/17/2031	USD6,316	1	—	1
3.43574%	Annual	SOFR	Annual	6/17/2031	USD7,364	(16)	—	(16)
SOFR	Annual	3.326%	Annual	9/19/2032	USD10,880	172	—	172
SOFR	Annual	3.4225%	Annual	9/22/2032	USD10,938	110	—	110
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(11)	—	(11)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(29)	—	(29)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	28	—	28
SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	24	—	24
SOFR	Annual	3.7175%	Annual	8/8/2035	USD1,180	6	—	6
SOFR	Annual	3.6965%	Annual	11/5/2035	USD2,870	23	—	23
SOFR	Annual	3.79168%	Annual	6/17/2036	USD8,076	33	—	33
SOFR	Annual	3.801%	Annual	6/17/2036	USD6,989	23	—	23
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	1,118	—	1,118
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,298)	—	(1,298)
3.616%	Annual	SOFR	Annual	8/5/2044	USD5,600	(393)	—	(393)
3.561%	Annual	SOFR	Annual	8/9/2044	USD4,800	(372)	—	(372)
SOFR	Annual	3.9815%	Annual	11/6/2044	USD10,330	236	—	236
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	640	—	640
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	117	—	117
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	112	—	112
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,402	268	—	268
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	266	—	266

273	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	$159	$—	$159
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	150	—	150
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	144	—	144
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	142	—	142
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	144	—	144
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	163	—	163
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	297	—	297
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	162	—	162
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	141	—	141
SOFR	Annual	3.1605%	Annual	5/19/2053	USD1,000	168	—	168
SOFR	Annual	3.6765%	Annual	2/20/2054	USD2,019	169	—	169
SOFR	Annual	3.6815%	Annual	2/20/2054	USD1,510	125	—	125
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	40	—	40
SOFR	Annual	3.47875%	Annual	8/5/2054	USD4,200	492	—	492
SOFR	Annual	3.415%	Annual	8/9/2054	USD3,700	473	—	473
4.13862%	Annual	SOFR	Annual	6/17/2056	USD1,957	(12)	—	(12)
4.097%	Annual	SOFR	Annual	6/17/2056	USD1,702	(23)	—	(23)
						$11,931	$—	$11,931

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $140,672,000, which represented 7.49% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Represents securities transacted on a TBA basis.
(f)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $16,083,000, which represented 0.86% of the net assets of the fund.
(g)	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)
Assn. = Association
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate

SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	274

Managed Risk Growth Fund
Investment portfolio December 31, 2025

Growth funds 84.99%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,046,065	$429,678
Total growth funds (cost: $297,224,000)		429,678
Fixed income funds 10.02%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,324,267	50,687
Total fixed income funds (cost: $50,772,000)		50,687
Short-term securities 4.63%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	23,417,711	23,418
Total short-term securities (cost: $23,418,000)		23,418
Options purchased (equity style) 0.27%
Options purchased (equity style)*		1,328
Total options purchased (cost: $4,348,000)		1,328
Total investment securities 99.91% (cost: $375,762,000)		505,111
Other assets less liabilities 0.09%		468
Net assets 100.00%		$505,579
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2025 (000)
Put
S&P 500 Index	90	USD61,610	USD4,250.00	3/20/2026	$31
S&P 500 Index	415	284,088	4,275.00	3/20/2026	146
S&P 500 Index	10	6,846	4,375.00	3/20/2026	4
S&P 500 Index	25	17,114	4,500.00	3/20/2026	11
S&P 500 Index	25	17,114	4,650.00	3/20/2026	14
S&P 500 Index	15	10,268	4,750.00	3/20/2026	9
S&P 500 Index	10	6,846	4,775.00	3/20/2026	6
S&P 500 Index	20	13,691	4,825.00	3/20/2026	13
S&P 500 Index	25	17,114	4,850.00	3/20/2026	17
S&P 500 Index	20	13,691	4,900.00	3/20/2026	14
S&P 500 Index	10	6,846	4,625.00	6/18/2026	22
S&P 500 Index	325	222,479	4,700.00	6/18/2026	715
S&P 500 Index	10	6,846	4,750.00	6/18/2026	24
S&P 500 Index	75	51,341	4,825.00	6/18/2026	181
S&P 500 Index	20	13,691	4,850.00	6/18/2026	49
S&P 500 Index	10	6,846	5,000.00	6/18/2026	29
S&P 500 Index	10	6,846	4,775.00	9/18/2026	43
					$1,328

275	American Funds Insurance Series

Managed Risk Growth Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
S&P 500 E-mini Index Futures	Long	46	3/20/2026	USD15,853	$8
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.99%
American Funds Insurance Series – Growth Fund, Class 1	$445,562	$116,262	$180,830	$70,206	$(21,522)	$429,678	$1,046	$34,295
Fixed income funds 10.02%
American Funds Insurance Series – The Bond Fund of America, Class 1	52,786	41,135	44,622	15	1,373	50,687	2,246	—
Total 95.01%				$70,221	$(20,149)	$480,365	$3,292	$34,295

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	276

Managed Risk International Fund
Investment portfolio December 31, 2025

Growth funds 85.00%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,316,673	$96,391
Total growth funds (cost: $68,990,000)		96,391
Fixed income funds 9.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,190,669	11,335
Total fixed income funds (cost: $11,379,000)		11,335
Short-term securities 4.79%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	5,428,105	5,428
Total short-term securities (cost: $5,428,000)		5,428
Options purchased (equity style) 0.23%
Options purchased (equity style)*		267
Total options purchased (cost: $774,000)		267
Total investment securities 100.01% (cost: $86,571,000)		113,421
Other assets less liabilities (0.01)%		(17)
Net assets 100.00%		$113,404
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2025 (000)
Put
iShares MSCI EAFE ETF	250	USD2,401	USD65.00	3/20/2026	$2
iShares MSCI EAFE ETF	4,900	47,055	70.00	3/20/2026	47
iShares MSCI EAFE ETF	2,600	24,968	72.00	3/20/2026	51
iShares MSCI EAFE ETF	125	1,200	74.00	3/20/2026	2
iShares MSCI EAFE ETF	300	2,881	75.00	3/20/2026	4
iShares MSCI EAFE ETF	200	1,921	76.00	3/20/2026	3
iShares MSCI EAFE ETF	2,425	23,287	70.00	6/18/2026	137
iShares MSCI EAFE ETF	450	4,321	75.00	6/18/2026	21
					$267
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
MSCI EAFE Index Futures	Long	21	3/20/2026	USD3,047	$13

277	American Funds Insurance Series

Managed Risk International Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85.00%
American Funds Insurance Series – International Fund, Class 1	$96,701	$11,326	$33,601	$6,644	$15,321	$96,391	$1,416	$—
Fixed income funds 9.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	11,472	6,653	7,132	89	253	11,335	495	—
Total 94.99%				$6,733	$15,574	$107,726	$1,911	$—

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	278

Managed Risk Washington Mutual Investors Fund
Investment portfolio December 31, 2025

Growth-and-income funds 85.06%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	14,745,796	$268,079
Total growth-and-income funds (cost: $198,932,000)		268,079
Fixed income funds 10.01%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,186,969	31,551
Total fixed income funds (cost: $31,563,000)		31,551
Short-term securities 4.67%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	14,703,653	14,704
Total short-term securities (cost: $14,704,000)		14,704
Options purchased (equity style) 0.20%
Options purchased (equity style)*		647
Total options purchased (cost: $2,471,000)		647
Total investment securities 99.94% (cost: $247,670,000)		314,981
Other assets less liabilities 0.06%		191
Net assets 100.00%		$315,172
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2025 (000)
Put
S&P 500 Index	15	USD10,268	USD4,175.00	3/20/2026	$5
S&P 500 Index	125	85,569	4,275.00	3/20/2026	44
S&P 500 Index	15	10,268	4,375.00	3/20/2026	6
S&P 500 Index	20	13,691	4,500.00	3/20/2026	9
S&P 500 Index	270	184,828	4,625.00	3/20/2026	135
S&P 500 Index	15	10,268	4,650.00	3/20/2026	8
S&P 500 Index	15	10,268	4,850.00	3/20/2026	10
S&P 500 Index	10	6,846	4,900.00	3/20/2026	7
S&P 500 Index	10	6,846	4,650.00	6/18/2026	22
S&P 500 Index	100	68,455	4,700.00	6/18/2026	220
S&P 500 Index	35	23,959	4,825.00	6/18/2026	85
S&P 500 Index	10	6,846	4,850.00	6/18/2026	24
S&P 500 Index	10	6,846	5,000.00	6/18/2026	29
S&P 500 Index	10	6,846	4,775.00	9/18/2026	43
					$647

279	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
S&P 500 E-mini Index Futures	Long	24	3/20/2026	USD8,271	$1
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 85.06%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$273,106	$49,141	$75,666	$17,364	$4,134	$268,079	$4,236	$17,905
Fixed income funds 10.01%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,524	16,239	18,298	(161)	1,247	31,551	1,405	—
Total 95.07%				$17,203	$5,381	$299,630	$5,641	$17,905

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	280

Managed Risk Growth-Income Fund
Investment portfolio December 31, 2025

Growth-and-income funds 79.67%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	24,608,461	$1,666,731
Total growth-and-income funds (cost: $1,348,887,000)		1,666,731
Fixed income funds 14.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	32,944,468	313,631
Total fixed income funds (cost: $313,629,000)		313,631
Short-term securities 4.82%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	100,972,696	100,973
Total short-term securities (cost: $100,973,000)		100,973
Options purchased (equity style) 0.34%
Options purchased (equity style)*		7,071
Total options purchased (cost: $27,268,000)		7,071
Total investment securities 99.82% (cost: $1,790,757,000)		2,088,406
Other assets less liabilities 0.18%		3,734
Net assets 100.00%		$2,092,140
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2025 (000)
Put
S&P 500 Index	80	USD54,764	USD4,175.00	3/20/2026	$27
S&P 500 Index	1,830	1,252,727	4,275.00	3/20/2026	646
S&P 500 Index	205	140,333	4,375.00	3/20/2026	86
S&P 500 Index	40	27,382	4,425.00	3/20/2026	17
S&P 500 Index	95	65,032	4,500.00	3/20/2026	42
S&P 500 Index	50	34,228	4,525.00	3/20/2026	25
S&P 500 Index	2,480	1,697,684	4,625.00	3/20/2026	1,240
S&P 500 Index	165	112,951	4,650.00	3/20/2026	91
S&P 500 Index	40	27,382	4,825.00	3/20/2026	26
S&P 500 Index	150	102,683	4,850.00	3/20/2026	103
S&P 500 Index	95	65,032	4,900.00	3/20/2026	65
S&P 500 Index	90	61,610	4,625.00	6/18/2026	193
S&P 500 Index	85	58,187	4,650.00	6/18/2026	187
S&P 500 Index	1,110	759,851	4,700.00	6/18/2026	2,442
S&P 500 Index	65	44,496	4,750.00	6/18/2026	155
S&P 500 Index	390	266,975	4,825.00	6/18/2026	944
S&P 500 Index	140	95,837	4,850.00	6/18/2026	343
S&P 500 Index	40	27,382	5,000.00	6/18/2026	118
S&P 500 Index	75	51,341	4,775.00	9/18/2026	321
					$7,071

281	American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
S&P 500 E-mini Index Futures	Long	255	3/20/2026	USD87,879	$46
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.67%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,736,906	$440,767	$500,363	$102,594	$(113,173)	$1,666,731	$18,415	$278,792
Fixed income funds 14.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	325,683	143,011	164,543	624	8,856	313,631	13,851	—
Total 94.66%				$103,218	$(104,317)	$1,980,362	$32,266	$278,792

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	282

Managed Risk Asset Allocation Fund
Investment portfolio December 31, 2025

Asset allocation funds 95.20%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	51,064,459	$1,404,783
Total asset allocation funds (cost: $1,177,798,000)		1,404,783
Short-term securities 4.77%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	70,445,349	70,445
Total short-term securities (cost: $70,445,000)		70,445
Options purchased (equity style) 0.08%
Options purchased (equity style)*		1,217
Total options purchased (cost: $3,674,000)		1,217
Total investment securities 100.05% (cost: $1,251,917,000)		1,476,445
Other assets less liabilities (0.05)%		(743)
Net assets 100.00%		$1,475,702
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2025 (000)
Put
S&P 500 Index	385	USD263,552	USD4,275.00	3/20/2026	$136
S&P 500 Index	40	27,382	4,375.00	3/20/2026	17
S&P 500 Index	15	10,268	4,850.00	3/20/2026	10
S&P 500 Index	20	13,691	4,900.00	3/20/2026	14
S&P 500 Index	45	30,805	4,650.00	6/18/2026	99
S&P 500 Index	340	232,747	4,700.00	6/18/2026	748
S&P 500 Index	20	13,691	4,750.00	6/18/2026	48
S&P 500 Index	60	41,073	4,825.00	6/18/2026	145
					$1,217
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
S&P 500 E-mini Index Futures	Long	41	3/20/2026	USD14,130	$8

283	American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.20%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,923,478	$267,997	$889,458	$39,013	$63,753	$1,404,783	$32,501	$127,660

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	284

Financial statements
Statements of assets and liabilities at December 31, 2025
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$8,852,855	$2,958,933	$53,450,984	$7,375,128	$4,007,822
Affiliated issuers	288,884	99,500	1,303,602	122,775	60,900
Cash	567	60	709	35	673
Cash collateral received for securities on loan	1	7,659	2,331	2,919	660
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	524	493	485	1,008	364
Unrealized appreciation on open forward currency contracts	—	—	—	—	80
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	—	369	—	2,909	2,947
Sales of fund’s shares	1,608	193	20,679	1,289	1,335
Dividends and interest	11,224	3,053	17,315	17,842	8,768
Variation margin on futures contracts	—	—	—	—	5
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	12	119	55	37	1
Other	476	869	65	1,967	1,037
	9,156,151	3,071,248	54,796,225	7,525,909	4,084,592
Liabilities:
Collateral for securities on loan	1,099	76,585	29,093	29,195	6,603
Unrealized depreciation on open forward currency contracts	—	—	—	—	78
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	1,119	20,443	6,814	631	4,143
Repurchases of fund’s shares	12,524	2,529	54,104	12,427	4,600
Investment advisory services	2,898	1,513	13,966	3,010	1,721
Insurance administrative fees	783	255	4,640	360	616
Services provided by related parties	1,269	541	7,457	1,050	496
Trustees’ deferred compensation	140	73	784	206	64
Variation margin on futures contracts	—	—	—	—	4
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	4,865	—	487	26,882	—
Other	108	15,506	98	168	18,899
	24,805	117,445	117,443	73,929	37,224
Commitments and contingencies*
Net assets at December 31, 2025	$9,131,346	$2,953,803	$54,678,782	$7,451,980	$4,047,368
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,669,963	$1,914,050	$18,377,552	$4,482,586	$2,226,544
Total distributable earnings (accumulated loss)	4,461,383	1,039,753	36,301,230	2,969,394	1,820,824
Net assets at December 31, 2025	$9,131,346	$2,953,803	$54,678,782	$7,451,980	$4,047,368
Investment securities on loan, at value	$4	$77,998	$22,741	$32,814	$8,183
Investment securities, at cost
Unaffiliated issuers	5,567,435	2,237,741	21,947,122	4,929,779	2,464,149
Affiliated issuers	288,846	99,493	1,303,348	122,756	60,891
Cash denominated in currencies other than U.S. dollars, at cost	524	493	485	1,004	364
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

285	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$11,684,406	$97,802	$2,056,244	$42,116,707	$398,386
Affiliated issuers	272,530	2,963	26,204	1,493,802	5,441
Cash	865	75	332	289	57
Cash collateral received for securities on loan	86	94	101	—	85
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	4	—	268	1,525	81
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	14,157	139	4,104	39,606	1,066
Sales of fund’s shares	4,976	15	505	7,670	270
Dividends and interest	15,199	67	4,247	38,254	1,344
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	2	1	2	63	1
Other	1	—	218	284	50
	11,992,226	101,156	2,092,225	43,698,200	406,781
Liabilities:
Collateral for securities on loan	863	940	1,007	—	848
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	2,561	445	346	18,633	56
Repurchases of fund’s shares	9,217	93	2,063	34,095	577
Investment advisory services	2,288	39	664	9,209	163
Insurance administrative fees	1,448	4	226	2,056	125
Services provided by related parties	1,458	9	360	4,862	86
Trustees’ deferred compensation	176	—	37	782	15
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	—	—	—	1,192	286
Other	159	—	813	60	10
	18,170	1,530	5,516	70,889	2,166
Commitments and contingencies*
Net assets at December 31, 2025	$11,974,056	$99,626	$2,086,709	$43,627,311	$404,615
Net assets consist of:
Capital paid in on shares of beneficial interest	$6,329,907	$96,908	$1,027,159	$19,543,567	$280,952
Total distributable earnings (accumulated loss)	5,644,149	2,718	1,059,550	24,083,744	123,663
Net assets at December 31, 2025	$11,974,056	$99,626	$2,086,709	$43,627,311	$404,615
Investment securities on loan, at value	$842	$914	$987	$—	$893
Investment securities, at cost
Unaffiliated issuers	7,123,077	94,143	1,176,146	21,385,651	268,828
Affiliated issuers	272,473	2,962	26,199	1,435,195	5,440
Cash denominated in currencies other than U.S. dollars, at cost	4	—	268	1,525	81
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	286

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,550,384	$25,894,359	$419,047	$10,789,267	$1,345,676
Affiliated issuers	119,513	1,851,572	32,007	624,236	136,894
Cash	338	3,883	241	1,674	425
Cash collateral received for securities on loan	1,157	2,069	—	—	—
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	175	2	92	3	9
Unrealized appreciation on open forward currency contracts	—	—	229	386	2,812
Bilateral swaps, at value	—	—	38	2,015	136
Unrealized appreciation on unfunded commitments*	—	3	—	—	—
Receivables for:
Sales of investments	2,897	251,377	1,442	55,805	9,996
Sales of fund’s shares	582	3,662	129	5,946	534
Dividends and interest	5,640	79,619	2,033	83,388	15,248
Variation margin on futures contracts	12	347	14	507	219
Variation margin on centrally cleared swap contracts	17	1,189	18	1,920	301
Variation margin on options (futures style)	—	—	1	—	7
Securities lending income	8	78	— †	—	—
Other	137	808	36	22	141
	1,680,860	28,088,968	455,327	11,565,169	1,512,398
Liabilities:
Collateral for securities on loan	11,565	20,974	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	281	420	1,842
Bilateral swaps, at value	—	—	44	3,943	2,695
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	5,451	345,093	3,655	184,956	25,455
Repurchases of fund’s shares	1,782	30,592	278	11,524	1,109
Investment advisory services	319	6,211	163	1,951	541
Insurance administrative fees	488	4,502	126	1,059	68
Services provided by related parties	208	3,158	84	1,171	218
Trustees’ deferred compensation	18	482	7	199	34
Variation margin on futures contracts	101	2,093	28	3,584	382
Variation margin on centrally cleared swap contracts	1	48	5	350	154
Non-U.S. taxes	539	—	185	— †	68
Other	12	775	4	(14)	62
	20,484	413,928	4,860	209,143	32,628
Commitments and contingencies*
Net assets at December 31, 2025	$1,660,376	$27,675,040	$450,467	$11,356,026	$1,479,770
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,167,067	$16,736,971	$339,716	$12,855,120	$1,705,259
Total distributable earnings (accumulated loss)	493,309	10,938,069	110,751	(1,499,094)	(225,489)
Net assets at December 31, 2025	$1,660,376	$27,675,040	$450,467	$11,356,026	$1,479,770
Investment securities on loan, at value	$11,011	$19,953	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	1,124,145	17,944,427	335,829	10,859,512	1,379,551
Affiliated issuers	122,247	1,869,376	31,719	624,125	135,130
Cash denominated in currencies other than U.S. dollars, at cost	175	2	91	1	9
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

287	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$988,979	$133,040	$308,498	$1,919,270	$24,746
Affiliated issuers	35,092	—	—	—	480,365
Cash	846	152	101	2,915	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	220	—	—	—	1,030
Cash collateral pledged for swap contracts	1,311	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	1	—	—	—	—
Receivables for:
Sales of investments	104	7,819	—	40,517	993
Sales of fund’s shares	433	167	89	2,376	—
Dividends and interest	16,339	474	—	10,972	82
Variation margin on futures contracts	4	4	—	271	207
Variation margin on centrally cleared swap contracts	13	8	—	562	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	—	—	—	—	—
Other	3	—	—	—	—
	1,043,345	141,664	308,688	1,976,883	507,423
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	81	—
Payables for:
Purchases of investments	2,414	15,929	—	94,081	—
Repurchases of fund’s shares	1,678	16	930	3,012	1,044
Investment advisory services	250	24	68	342	43
Insurance administrative fees	147	41	35	341	321
Services provided by related parties	191	25	66	328	103
Trustees’ deferred compensation	34	4	12	51	7
Variation margin on futures contracts	15	58	—	978	326
Variation margin on centrally cleared swap contracts	6	— †	—	320	—
Non-U.S. taxes	—	—	—	—	—
Other	1	— †	— †	1	—
	4,736	16,097	1,111	99,535	1,844
Commitments and contingencies*
Net assets at December 31, 2025	$1,038,609	$125,567	$307,577	$1,877,348	$505,579
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,332,439	$136,386	$305,626	$2,132,934	$389,009
Total distributable earnings (accumulated loss)	(293,830)	(10,819)	1,951	(255,586)	116,570
Net assets at December 31, 2025	$1,038,609	$125,567	$307,577	$1,877,348	$505,579
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	962,603	132,611	308,476	1,941,770	27,766
Affiliated issuers	35,085	—	—	—	347,996
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—	—
Premiums received on options written	—	—	—	102	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	288

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,695	$15,351	$108,044	$71,662
Affiliated issuers	107,726	299,630	1,980,362	1,404,783
Cash	—	—	—	—
Cash collateral received for securities on loan	—	—	—	—
Cash collateral pledged for futures contracts	92	537	5,713	918
Cash collateral pledged for swap contracts	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—
Receivables for:
Sales of investments	79	760	1,611	4,751
Sales of fund’s shares	—	5	139	227
Dividends and interest	19	52	353	250
Variation margin on futures contracts	231	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—
Variation margin on options (futures style)	—	—	—	—
Securities lending income	—	—	—	—
Other	—	—	—	—
	113,842	316,335	2,096,222	1,482,591
Liabilities:
Collateral for securities on loan	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Options written, at value	—	—	—	—
Payables for:
Purchases of investments	—	—	—	—
Repurchases of fund’s shares	83	805	1,835	5,228
Investment advisory services	9	27	179	126
Insurance administrative fees	72	199	1,324	1,074
Services provided by related parties	24	65	54	314
Trustees’ deferred compensation	2	5	30	41
Variation margin on futures contracts	248	62	660	106
Variation margin on centrally cleared swap contracts	—	—	—	—
Non-U.S. taxes	—	—	—	—
Other	—	—	—	—
	438	1,163	4,082	6,889
Commitments and contingencies*
Net assets at December 31, 2025	$113,404	$315,172	$2,092,140	$1,475,702
Net assets consist of:
Capital paid in on shares of beneficial interest	$126,483	$268,118	$1,532,154	$1,152,802
Total distributable earnings (accumulated loss)	(13,079)	47,054	559,986	322,900
Net assets at December 31, 2025	$113,404	$315,172	$2,092,140	$1,475,702
Investment securities on loan, at value	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	6,202	17,175	128,241	74,119
Affiliated issuers	80,369	230,495	1,662,516	1,177,798
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—
Premiums received on options written	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

289	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$4,114,734	$784,210	$25,167,887	$3,364,413	$2,103,702
	Shares outstanding	106,085	38,604	178,424	150,645	64,791
	Net asset value per share	$38.79	$20.31	$141.06	$22.33	$32.47
Class 1A:	Net assets	$65,911	$6,412	$458,187	$16,600	$31,750
	Shares outstanding	1,713	321	3,292	748	984
	Net asset value per share	$38.47	$19.99	$139.18	$22.20	$32.25
Class 2:	Net assets	$3,725,188	$1,756,619	$21,575,396	$3,480,776	$940,783
	Shares outstanding	97,736	92,263	155,446	156,678	29,375
	Net asset value per share	$38.11	$19.04	$138.80	$22.22	$32.03
Class 3:	Net assets			$293,095	$16,386
	Shares outstanding	Not applicable	Not applicable	2,055	731	Not applicable
	Net asset value per share			$142.60	$22.41
Class 4:	Net assets	$1,225,513	$406,562	$7,184,217	$573,805	$971,133
	Shares outstanding	32,637	21,428	53,458	26,284	30,626
	Net asset value per share	$37.55	$18.97	$134.39	$21.83	$31.71

		Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,434,903	$88,135	$621,489	$25,779,841	$34,897
	Shares outstanding	353,902	7,861	33,710	380,653	2,587
	Net asset value per share	$18.18	$11.21	$18.44	$67.73	$13.49
Class 1A:	Net assets	$37,706	$11	$11,968	$54,369	$9,107
	Shares outstanding	2,085	1	654	810	696
	Net asset value per share	$18.09	$11.21	$18.31	$67.11	$13.09
Class 2:	Net assets	$3,148,146	$11	$1,090,396	$14,357,484	$171,727
	Shares outstanding	176,947	1	59,340	216,610	13,110
	Net asset value per share	$17.79	$11.21	$18.38	$66.28	$13.10
Class 3:	Net assets				$162,563
	Shares outstanding	Not applicable	Not applicable	Not applicable	2,394	Not applicable
	Net asset value per share				$67.91
Class 4:	Net assets	$2,353,301	$11,469	$362,856	$3,273,054	$188,884
	Shares outstanding	134,090	1,022	20,329	50,535	14,678
	Net asset value per share	$17.55	$11.22	$17.85	$64.77	$12.87

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	290

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$840,977	$15,918,554	$96,748	$6,909,118	$610,786
	Shares outstanding	58,024	578,698	6,712	725,503	59,749
	Net asset value per share	$14.49	$27.51	$14.41	$9.52	$10.22
Class 1A:	Net assets	$15,288	$55,856	$4,557	$296,525	$29,723
	Shares outstanding	1,056	2,045	318	31,383	2,935
	Net asset value per share	$14.48	$27.31	$14.31	$9.45	$10.13
Class 2:	Net assets	$22,737	$4,401,467	$147,446	$2,723,868	$758,385
	Shares outstanding	1,570	162,734	10,287	290,775	75,051
	Net asset value per share	$14.48	$27.05	$14.33	$9.37	$10.10
Class 3:	Net assets		$35,405
	Shares outstanding	Not applicable	1,285	Not applicable	Not applicable	Not applicable
	Net asset value per share		$27.55
Class 4:	Net assets	$781,374	$7,263,758	$201,716	$1,426,515	$80,876
	Shares outstanding	54,053	271,330	14,349	153,303	8,144
	Net asset value per share	$14.46	$26.77	$14.06	$9.31	$9.93

		American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$254,585	$18,615	$35,747	$261,446
	Shares outstanding	27,282	1,968	3,170	26,415	Not applicable
	Net asset value per share	$9.33	$9.46	$11.28	$9.90
Class 1A:	Net assets	$7,747	$3,305	$130	$299,685
	Shares outstanding	835	355	11	30,461	Not applicable
	Net asset value per share	$9.27	$9.32	$11.28	$9.84
Class 2:	Net assets	$533,026	$40,771	$214,848	$1,056,315
	Shares outstanding	58,703	4,360	19,752	108,255	Not applicable
	Net asset value per share	$9.08	$9.35	$10.88	$9.76
Class 3:	Net assets	$7,898		$3,534	$4,943
	Shares outstanding	841	Not applicable	320	498	Not applicable
	Net asset value per share	$9.39		$11.03	$9.93
Class 4:	Net assets	$235,353	$62,876	$53,318	$254,959
	Shares outstanding	22,906	6,824	4,866	26,181	Not applicable
	Net asset value per share	$10.27	$9.21	$10.96	$9.74
Class P1:	Net assets					$14,278
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	1,001
	Net asset value per share					$14.26
Class P2:	Net assets					$491,301
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	34,806
	Net asset value per share					$14.12

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

291	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$2,047	$2,840	$1,834,093	$12,565
	Shares outstanding	219	222	122,227	934
	Net asset value per share	$9.34	$12.77	$15.01	$13.46
Class P2:	Net assets	$111,356	$312,332	$258,047	$1,463,137
	Shares outstanding	11,989	24,621	17,322	112,531
	Net asset value per share	$9.29	$12.69	$14.90	$13.00
*
Refer to Note 5 for further information on unfunded commitments.
†
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	292

Financial statements (continued)
Statements of operations for the year ended December 31, 2025
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$121,415	$38,161	$254,446	$152,648	$65,878
Affiliated issuers	12,461	4,646	51,607	11,400	5,504
	133,876	42,807	306,053	164,048	71,382
Interest from unaffiliated issuers	668	435	63	912	10,731
Securities lending income (net of fees)	72	516	588	99	54
	134,616	43,758	306,704	165,059	82,167
Fees and expenses*:
Investment advisory services	40,161	19,042	152,106	34,101	21,211
Distribution services	11,631	5,205	67,395	9,726	4,307
Insurance administrative services	2,751	902	16,193	1,291	2,255
Transfer agent services	2	1	11	2	1
Administrative services	2,537	883	15,100	2,140	1,103
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	86	51	478	63	27
Registration statement and prospectus	43	26	278	53	20
Trustees’ compensation	42	15	249	35	18
Auditing and legal	113	145	123	157	143
Custodian	851	399	738	1,018	1,231
Other	5	35	28	5	42
Total fees and expenses before waivers and/or reimbursements	58,222	26,704	252,699	48,591	30,358
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	8,716	1,377	1	—	2,573
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	8,716	1,377	1	—	2,573
Total fees and expenses after waivers and/or reimbursements	49,506	25,327	252,698	48,591	27,785
Net investment income	85,110	18,431	54,006	116,468	54,382
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	1,235,883	353,523	4,845,744	747,952	300,988
Affiliated issuers	(82)	2,186	66	(57)	11
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	177
Forward currency contracts	—	—	—	—	(497)
Swap contracts	—	—	—	—	(88)
Currency transactions	(1,518)	42	219	3,403	(403)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	1,234,283	355,751	4,846,029	751,298	300,188
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	365,551	48,245	4,566,279	841,691	562,176
Affiliated issuers	(14)	(12,785)	56	(26)	(8)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(4)
Forward currency contracts	—	—	—	—	(78)
Swap contracts	—	—	—	—	104
Currency translations	554	893	111	2,323	1,194
	366,091	36,353	4,566,446	843,988	563,384
Net realized gain (loss) and unrealized appreciation (depreciation)	1,600,374	392,104	9,412,475	1,595,286	863,572
Net increase (decrease) in net assets resulting from operations	$1,685,484	$410,535	$9,466,481	$1,711,754	$917,954

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

293	American Funds Insurance Series

Financial statements (continued)
Statements of operations for the year ended December 31, 2025  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$207,376	$586	$38,665	$541,729	$11,690
Affiliated issuers	13,883	60	2,805	66,629	489
	221,259	646	41,470	608,358	12,179
Interest from unaffiliated issuers	22	2	164	148	111
Securities lending income (net of fees)	151	6	17	137	9
	221,432	654	41,651	608,643	12,299
Fees and expenses*:
Investment advisory services	43,009	216	9,356	104,279	1,811
Distribution services	12,726	9	3,383	42,505	860
Insurance administrative services	5,166	8	801	7,505	475
Transfer agent services	3	—	— †	9	— †
Administrative services	3,450	15	591	12,580	114
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	52	4	14	390	9
Registration statement and prospectus	38	3	10	217	5
Trustees’ compensation	57	— †	10	207	2
Auditing and legal	77	59	82	109	105
Custodian	248	— †	161	349	86
Other	6	— †	2	25	1
Total fees and expenses before waivers and/or reimbursements	64,832	314	14,410	168,175	3,468
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	16,888	—	1,970	—	—
Miscellaneous fee reimbursement	—	38	—	—	—
Total waivers and/or reimbursements of fees and expenses	16,888	38	1,970	—	—
Total fees and expenses after waivers and/or reimbursements	47,944	276	12,440	168,175	3,468
Net investment income	173,488	378	29,211	440,468	8,831
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	1,056,433	(942)	183,640	3,158,953	21,094
Affiliated issuers	(10)	— †	5	6,384	1
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	(18)
Swap contracts	—	—	—	—	—
Currency transactions	(19)	—	162	(1,431)	(12)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	1,056,404	(942)	183,807	3,163,906	21,065
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	614,865	4,098	226,913	3,625,006	82,799
Affiliated issuers	(30)	— †	(4)	(128,689)	(3)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	(10)
Swap contracts	—	—	—	—	—
Currency translations	8	—	206	541	94
	614,843	4,098	227,115	3,496,858	82,880
Net realized gain (loss) and unrealized appreciation (depreciation)	1,671,247	3,156	410,922	6,660,764	103,945
Net increase (decrease) in net assets resulting from operations	$1,844,735	$3,534	$440,133	$7,101,232	$112,776

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	294

Financial statements (continued)
Statements of operations for the year ended December 31, 2025  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$38,765	$218,666	$6,265	$4	$89
Affiliated issuers	5,736	108,867	1,353	32,185	4,626
	44,501	327,533	7,618	32,189	4,715
Interest from unaffiliated issuers	9,967	362,329	5,490	502,412	62,140
Securities lending income (net of fees)	41	290	3	—	—
	54,509	690,152	13,111	534,601	66,855
Fees and expenses*:
Investment advisory services	5,458	72,026	1,870	39,384	6,326
Distribution services	1,836	28,081	799	10,077	2,069
Insurance administrative services	1,820	17,303	438	3,890	257
Transfer agent services	— †	6	— †	2	— †
Administrative services	458	8,176	126	3,357	440
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	11	150	9	101	16
Registration statement and prospectus	11	121	5	88	10
Trustees’ compensation	8	134	2	54	7
Auditing and legal	104	111	85	66	72
Custodian	104	224	107	141	236
Other	1	19	— †	7	2
Total fees and expenses before waivers and/or reimbursements	9,811	126,351	3,441	57,167	9,435
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	1,987	—	71	16,783	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	1,987	—	71	16,783	—
Total fees and expenses after waivers and/or reimbursements	7,824	126,351	3,370	40,384	9,435
Net investment income	46,685	563,801	9,741	494,217	57,420
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	62,600	3,027,901	26,945	17,102	(13,024)
Affiliated issuers	16	(136,545)	(2)	284	(6)
Options purchased (futures style)	—	—	(67)	—	(586)
Options written	—	—	41	—	423
Futures contracts	1,420	28,857	469	21,847	7,420
Forward currency contracts	13	—	(3,684)	(9,144)	(2,268)
Swap contracts	147	(1,718)	(169)	143	(828)
Currency transactions	(86)	(392)	(50)	49	(96)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	64,110	2,918,103	23,483	30,281	(8,965)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	169,327	396,525	31,781	242,048	74,949
Affiliated issuers	789	154,231	104	(182)	561
Options purchased (futures style)	—	—	— †	—	— †
Options written	—	—	4	—	88
Futures contracts	699	(1,220)	224	21,668	1,912
Forward currency contracts	—	—	130	(1,861)	1,027
Swap contracts	(213)	3,084	389	9,256	3,722
Currency translations	141	379	71	93	429
	170,743	552,999	32,703	271,022	82,688
Net realized gain (loss) and unrealized appreciation (depreciation)	234,853	3,471,102	56,186	301,303	73,723
Net increase (decrease) in net assets resulting from operations	$281,538	$4,034,903	$65,927	$795,520	$131,143

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

295	American Funds Insurance Series

Financial statements (continued)
Statements of operations for the year ended December 31, 2025  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$1,002	$—	$— †	$—	$918
Affiliated issuers	1,878	—	—	—	3,292
	2,880	—	—	—	4,210
Interest from unaffiliated issuers	67,851	6,102	14,226	84,744	—
Securities lending income (net of fees)	—	—	—	—	—
	70,731	6,102	14,226	84,744	4,210
Fees and expenses*:
Investment advisory services	4,001	349	846	5,429	594
Distribution services	1,850	244	732	3,216	1,243
Insurance administrative services	508	148	156	1,312	1,277
Transfer agent services	— †	— †	— †	— †	— †
Administrative services	297	36	99	552	—
Accounting and administrative services	—	—	—	—	65
Reports to shareholders	12	8	9	16	—
Registration statement and prospectus	8	1	2	10	10
Trustees’ compensation	4	— †	2	9	3
Auditing and legal	89	52	50	56	9
Custodian	21	15	1	34	6
Other	14	— †	— †	1	— †
Total fees and expenses before waivers and/or reimbursements	6,804	853	1,897	10,635	3,207
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	1,188	87	—	1,412	83
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	1,188	87	—	1,412	83
Total fees and expenses after waivers and/or reimbursements	5,616	766	1,897	9,223	3,124
Net investment income	65,115	5,336	12,329	75,521	1,086
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(831)	421	— †	2,163	(4,185)
Affiliated issuers	— †	—	—	—	70,221
Options purchased (futures style)	—	—	—	—	—
Options written	—	1	—	27	—
Futures contracts	293	1,057	—	18,297	(13,362)
Forward currency contracts	—	—	—	—	—
Swap contracts	(917)	27	—	4,094	—
Currency transactions	5	—	—	— †	154
Capital gain distributions received from affiliated issuers	—	—	—	—	34,295
	(1,450)	1,506	— †	24,581	87,123
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	15,779	2,481	(2)	32,939	(2,333)
Affiliated issuers	3	—	—	—	(20,149)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	21	—
Futures contracts	62	209	—	5,703	(455)
Forward currency contracts	—	—	—	—	—
Swap contracts	(207)	(15)	—	(1,861)	—
Currency translations	— †	—	—	—	—
	15,637	2,675	(2)	36,802	(22,937)
Net realized gain (loss) and unrealized appreciation (depreciation)	14,187	4,181	(2)	61,383	64,186
Net increase (decrease) in net assets resulting from operations	$79,302	$9,517	$12,327	$136,904	$65,272

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	296

Financial statements (continued)
Statements of operations for the year ended December 31, 2025  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$213	$587	$3,944	$3,676
Affiliated issuers	1,911	5,641	32,266	32,501
	2,124	6,228	36,210	36,177
Interest from unaffiliated issuers	—	—	—	—
Securities lending income (net of fees)	—	—	—	—
	2,124	6,228	36,210	36,177
Fees and expenses*:
Investment advisory services	133	369	2,463	2,210
Distribution services	280	786	662	4,685
Insurance administrative services	285	792	5,286	4,715
Transfer agent services	— †	— †	— †	— †
Administrative services	—	—	—	—
Accounting and administrative services	57	61	98	95
Reports to shareholders	—	—	—	—
Registration statement and prospectus	8	9	19	22
Trustees’ compensation	1	2	10	9
Auditing and legal	2	6	38	35
Custodian	6	6	7	7
Other	— †	— †	2	1
Total fees and expenses before waivers and/or reimbursements	772	2,031	8,585	11,779
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	19	52	348	324
Miscellaneous fee reimbursement	39	—	—	—
Total waivers and/or reimbursements of fees and expenses	58	52	348	324
Total fees and expenses after waivers and/or reimbursements	714	1,979	8,237	11,455
Net investment income	1,410	4,249	27,973	24,722
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(997)	(2,786)	(28,619)	(3,827)
Affiliated issuers	6,733	17,203	103,218	39,013
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(6,090)	(8,845)	(37,033)	(47,196)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency transactions	39	61	367	201
Capital gain distributions received from affiliated issuers	—	17,905	278,792	127,660
	(315)	23,538	316,725	115,851
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(422)	(1,184)	(13,505)	(1,962)
Affiliated issuers	15,574	5,381	(104,317)	63,753
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(88)	75	1,063	731
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency translations	—	—	—	—
	15,064	4,272	(116,759)	62,522
Net realized gain (loss) and unrealized appreciation (depreciation)	14,749	27,810	199,966	178,373
Net increase (decrease) in net assets resulting from operations	$16,159	$32,059	$227,939	$203,095
*
Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

297	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$85,110	$83,934	$18,431	$14,439	$54,006	$123,765
Net realized gain (loss)	1,234,283	1,058,571	355,751	67,213	4,846,029	3,989,653
Net unrealized appreciation (depreciation)	366,091	(106,961)	36,353	(6,037)	4,566,446	7,880,200
Net increase (decrease) in net assets resulting from operations	1,685,484	1,035,544	410,535	75,615	9,466,481	11,993,618
Distributions paid to shareholders	(1,167,286)	(362,247)	(76,359)	(145,595)	(4,046,623)	(1,183,768)
Net capital share transactions	554,825	(305,156)	(370,832)	(124,117)	1,555,981	(2,405,717)
Total increase (decrease) in net assets	1,073,023	368,141	(36,656)	(194,097)	6,975,839	8,404,133
Net assets:
Beginning of year	8,058,323	7,690,182	2,990,459	3,184,556	47,702,943	39,298,810
End of year	$9,131,346	$8,058,323	$2,953,803	$2,990,459	$54,678,782	$47,702,943

	International Fund		New World Fund		Washington Mutual Investors Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$116,468	$80,016	$54,382	$49,823	$173,488	$178,541
Net realized gain (loss)	751,298	335,500	300,188	148,263	1,056,404	784,826
Net unrealized appreciation (depreciation)	843,988	(158,907)	563,384	26,354	614,843	937,617
Net increase (decrease) in net assets resulting from operations	1,711,754	256,609	917,954	224,440	1,844,735	1,900,984
Distributions paid to shareholders	(99,689)	(91,320)	(192,985)	(66,666)	(947,281)	(270,276)
Net capital share transactions	(946,603)	(557,783)	(89,200)	(124,462)	10,588	(851,035)
Total increase (decrease) in net assets	665,462	(392,494)	635,769	33,312	908,042	779,673
Net assets:
Beginning of year	6,786,518	7,179,012	3,411,599	3,378,287	11,066,014	10,286,341
End of year	$7,451,980	$6,786,518	$4,047,368	$3,411,599	$11,974,056	$11,066,014

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	298

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Small and Mid Cap Equity Fund		Capital World Growth and Income Fund		Growth-Income Fund
	Year ended December 31,	Period ended December 31,	Year ended December 31,		Year ended December 31,
	2025	2024*	2025	2024	2025	2024
Operations:
Net investment income (loss)	$378	$13	$29,211	$29,625	$440,468	$464,425
Net realized gain (loss)	(942)	4	183,807	142,599	3,163,906	6,999,624
Net unrealized appreciation (depreciation)	4,098	(438)	227,115	78,887	3,496,858	1,206,283
Net increase (decrease) in net assets resulting from operations	3,534	(421)	440,133	251,111	7,101,232	8,670,332
Distributions paid to shareholders	(397)	(13)	(99,132)	(32,476)	(7,414,912)	(2,264,497)
Net capital share transactions	81,910	15,013	(142,611)	(191,651)	2,685,997	(2,602,817)
Total increase (decrease) in net assets	85,047	14,579	198,390	26,984	2,372,317	3,803,018
Net assets:
Beginning of year	14,579	—	1,888,319	1,861,335	41,254,994	37,451,976
End of year	$99,626	$14,579	$2,086,709	$1,888,319	$43,627,311	$41,254,994

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$8,831	$7,648	$46,685	$42,544	$563,801	$590,761
Net realized gain (loss)	21,065	(1,592)	64,110	24,024	2,918,103	1,925,378
Net unrealized appreciation (depreciation)	82,880	5,162	170,743	61,325	552,999	1,576,776
Net increase (decrease) in net assets resulting from operations	112,776	11,218	281,538	127,893	4,034,903	4,092,915
Distributions paid to shareholders	(9,200)	(8,098)	(46,016)	(45,676)	(2,469,833)	(1,743,267)
Net capital share transactions	(21,614)	(9,047)	56,186	35,182	(975,710)	(949,298)
Total increase (decrease) in net assets	81,962	(5,927)	291,708	117,399	589,360	1,400,350
Net assets:
Beginning of year	322,653	328,580	1,368,668	1,251,269	27,085,680	25,685,330
End of year	$404,615	$322,653	$1,660,376	$1,368,668	$27,675,040	$27,085,680

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

299	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	American Funds Global Balanced Fund		The Bond Fund of America		Capital World Bond Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$9,741	$9,318	$494,217	$501,464	$57,420	$61,225
Net realized gain (loss)	23,483	16,800	30,281	(134,500)	(8,965)	(22,949)
Net unrealized appreciation (depreciation)	32,703	(1,065)	271,022	(207,188)	82,688	(80,072)
Net increase (decrease) in net assets resulting from operations	65,927	25,053	795,520	159,776	131,143	(41,796)
Distributions paid to shareholders	(21,425)	(7,048)	(486,650)	(475,626)	(44,306)	(33,915)
Net capital share transactions	13,683	(14,487)	(119,742)	474,834	(55,304)	(16,393)
Total increase (decrease) in net assets	58,185	3,518	189,128	158,984	31,533	(92,104)
Net assets:
Beginning of year	392,282	388,764	11,166,898	11,007,914	1,448,237	1,540,341
End of year	$450,467	$392,282	$11,356,026	$11,166,898	$1,479,770	$1,448,237

	American High-Income Trust		American Funds Mortgage Fund		Ultra-Short Bond Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$65,115	$60,672	$5,336	$5,237	$12,329	$16,889
Net realized gain (loss)	(1,450)	3,094	1,506	(1,054)	— †	— †
Net unrealized appreciation (depreciation)	15,637	19,028	2,675	(3,372)	(2)	130
Net increase (decrease) in net assets resulting from operations	79,302	82,794	9,517	811	12,327	17,019
Distributions paid to shareholders	(64,338)	(59,402)	(5,115)	(5,001)	(12,940)	(17,633)
Net capital share transactions	91,682	34,726	10,334	7,230	(30,488)	(33,462)
Total increase (decrease) in net assets	106,646	58,118	14,736	3,040	(31,101)	(34,076)
Net assets:
Beginning of year	931,963	873,845	110,831	107,791	338,678	372,754
End of year	$1,038,609	$931,963	$125,567	$110,831	$307,577	$338,678

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	300

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Government Securities Fund		Managed Risk Growth Fund		Managed Risk International Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$75,521	$72,049	$1,086	$2,764	$1,410	$1,470
Net realized gain (loss)	24,581	(1,294)	87,123	37,612	(315)	(2,539)
Net unrealized appreciation (depreciation)	36,802	(55,237)	(22,937)	69,526	15,064	1,155
Net increase (decrease) in net assets resulting from operations	136,904	15,518	65,272	109,902	16,159	86
Distributions paid to shareholders	(79,096)	(73,267)	(28,627)	(2,419)	(1,480)	(1,561)
Net capital share transactions	(487)	353,747	(57,328)	(88,856)	(15,583)	(8,399)
Total increase (decrease) in net assets	57,321	295,998	(20,683)	18,627	(904)	(9,874)
Net assets:
Beginning of year	1,820,027	1,524,029	526,262	507,635	114,308	124,182
End of year	$1,877,348	$1,820,027	$505,579	$526,262	$113,404	$114,308

	Managed Risk Washington Mutual Investors Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$4,249	$4,979	$27,973	$33,950	$24,722	$37,923
Net realized gain (loss)	23,538	(4,225)	316,725	73,326	115,851	123,915
Net unrealized appreciation (depreciation)	4,272	42,170	(116,759)	261,435	62,522	124,394
Net increase (decrease) in net assets resulting from operations	32,059	42,924	227,939	368,711	203,095	286,232
Distributions paid to shareholders	(5,960)	(5,475)	(128,115)	(65,908)	(168,266)	(69,126)
Net capital share transactions	(33,133)	(39,434)	(184,550)	(313,193)	(584,977)	(294,452)
Total increase (decrease) in net assets	(7,034)	(1,985)	(84,726)	(10,390)	(550,148)	(77,346)
Net assets:
Beginning of year	322,206	324,191	2,176,866	2,187,256	2,025,850	2,103,196
End of year	$315,172	$322,206	$2,092,140	$2,176,866	$1,475,702	$2,025,850
*
For the period November 15, 2024, commencement of operations, through December 31, 2024.
 †Amount less than one thousand.
Refer to the notes to financial statements.

301	American Funds Insurance Series

Notes to financial statements
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 42 different funds ("the funds"), including 24 funds in the series covered in this report. The series consists of 41 diversified funds and one nondiversified fund: U.S. Small and Mid Cap Equity Fund. The other 18 funds in the series are covered in separate reports. Thirteen funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund covered in this report are as follows:
Global Growth Fund — To provide long-term growth of capital.
Global Small Capitalization Fund — To provide long-term growth of capital.
Growth Fund — To provide growth of capital.
International Fund — To provide long-term growth of capital.
New World Fund — To provide long-term capital appreciation.
Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
U.S. Small and Mid Cap Equity Fund — To provide capital appreciation.
Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.
Growth-Income Fund — To achieve long-term growth of capital and income.
International Growth and Income Fund — To provide long-term growth of capital while providing current income.
Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.
Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.

American Funds Insurance Series	302

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.
American Funds Mortgage Fund — To provide current income and preservation of capital.
Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.
Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

303	American Funds Insurance Series

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends are declared daily after and determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions are a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

American Funds Insurance Series	304

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

305	American Funds Insurance Series

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.
The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of December 31, 2025, were as follows (dollars in thousands):
Global Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,677,360	$1,004,158	$—	$2,681,518
Industrials	814,793	803,211	—	1,618,004
Consumer discretionary	624,592	643,004	—	1,267,596
Financials	599,727	664,790	—	1,264,517
Health care	522,458	184,815	—	707,273
Communication services	333,006	159,304	—	492,310
Consumer staples	142,724	161,843	—	304,567
Materials	138,904	87,575	—	226,479
Energy	63,628	58,552	—	122,180
Real estate	31,223	81,724	—	112,947
Utilities	39,385	14,981	—	54,366
Short-term securities	289,982	—	—	289,982
Total	$5,277,782	$3,863,957	$—	$9,141,739

American Funds Insurance Series	306

Global Small Capitalization Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$260,831	$365,281	$—	$626,112
Financials	222,052	263,645	—	485,697
Information technology	296,229	132,470	265	428,964
Consumer discretionary	191,624	153,882	—	345,506
Health care	201,747	110,388	—	312,135
Materials	116,183	112,638	—	228,821
Communication services	48,497	68,762	—	117,259
Consumer staples	42,102	54,064	—	96,166
Energy	69,622	8,949	—	78,571
Real estate	7,877	63,370	—	71,247
Utilities	34,021	13,548	—	47,569
Preferred securities	7,200	—	12,088	19,288
Rights & warrants	—	12	—	12
Convertible bonds & notes	—	1,581	—	1,581
Bonds, notes & other debt instruments	—	945	—	945
Short-term securities	154,617	43,943	—	198,560
Total	$1,652,602	$1,393,478	$12,353	$3,058,433
Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$15,453,954	$942,978	$24,211	$16,421,143
Communication services	9,313,134	27,790	—	9,340,924
Consumer discretionary	8,285,145	294,980	—	8,580,125
Health care	5,922,020	72,405	8,789	6,003,214
Industrials	4,852,390	170,495	4,230	5,027,115
Financials	3,974,058	100,498	—	4,074,556
Consumer staples	1,017,667	—	4,743	1,022,410
Materials	949,496	28,695	—	978,191
Energy	846,476	—	—	846,476
Real estate	405,935	—	—	405,935
Utilities	365,298	—	—	365,298
Preferred securities	—	—	315,115	315,115
Rights & warrants	—	—	— [1]	— [1]
Convertible stocks	7,644	—	36,076	43,720
Short-term securities	1,330,364	—	—	1,330,364
Total	$52,723,581	$1,637,841	$393,164	$54,754,586
1
Amount less than one thousand.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2025 (dollars in thousands):
	Beginning value at 1/1/2025	Transfers into Level 3[2]	Purchases	Sales	Net realized gain (loss)[3]	Unrealized appreciation (depreciation)[3]	Transfers out of Level 3[2]	Ending value at 12/31/2025
Investment securities	$173,935	$—	$122,218	$(13,741)	$—	$110,752	$—	$393,164
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at December 31, 2025								$110,752
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
3
Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.

307	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Common stocks	$41,973	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	15% - 50%	26%	Decrease
			Premium to transaction price	11%	11%	Increase
Preferred securities	$315,115	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5% - 50%	6%	Decrease
		Market comparables	EV/Gross Profit multiple	11.9x	11.9x	Increase
			Premium to EV/Gross Profit multiple	50%	50%	Increase
			DLOM	10%	10%	Decrease
Rights & warrants	$— [3]	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
Convertible stocks	$36,076	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount to transaction price	5%	5%	Decrease
			Premium to transaction price	11%	11%	Increase
	$393,164
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.
Key to abbreviations
DLOM = Discount for lack of marketability
EV = Enterprise value
International Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$132,411	$1,126,206	$—	$1,258,617
Industrials	11,113	1,201,308	—	1,212,421
Information technology	53,833	1,063,830	7,933	1,125,596
Materials	631,675	291,367	—	923,042
Communication services	14,900	697,226	—	712,126
Consumer discretionary	127,415	546,112	—	673,527
Health care	—	447,622	—	447,622
Energy	186,352	230,194	—	416,546
Consumer staples	—	335,793	—	335,793
Utilities	—	209,483	—	209,483
Preferred securities	—	33,353	726	34,079
Rights & warrants	—	—	— *	— *
Short-term securities	149,051	—	—	149,051
Total	$1,306,750	$6,182,494	$8,659	$7,497,903
*
Amount less than one thousand.

American Funds Insurance Series	308

New World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$292,708	$622,707	$634	$916,049
Financials	150,731	554,211	— *	704,942
Consumer discretionary	190,649	322,157	—	512,806
Industrials	111,250	379,009	—	490,259
Communication services	146,817	246,709	—	393,526
Materials	126,958	131,900	— *	258,858
Health care	64,194	145,778	—	209,972
Consumer staples	37,995	142,731	—	180,726
Energy	27,489	61,632	— *	89,121
Real estate	450	55,019	—	55,469
Utilities	1,071	45,485	—	46,556
Preferred securities	9,540	11,707	8,293	29,540
Bonds, notes & other debt instruments	—	113,791	—	113,791
Short-term securities	66,843	264	—	67,107
Total	$1,226,695	$2,833,100	$8,927	$4,068,722

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$24	$—	$—	$24
Unrealized appreciation on open forward currency contracts	—	80	—	80
Liabilities:
Unrealized depreciation on futures contracts	(17)	—	—	(17)
Unrealized depreciation on open forward currency contracts	—	(78)	—	(78)
Total	$7	$2	$—	$9
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund
As of December 31, 2025, all of the fund’s investment securities were classified as Level 1.
U.S. Small and Mid Cap Equity Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$23,464	$228	$—	$23,692
Industrials	19,657	—	—	19,657
Consumer discretionary	15,537	—	—	15,537
Information technology	11,031	370	—	11,401
Health care	8,602	—	—	8,602
Consumer staples	7,106	—	—	7,106
Energy	2,486	—	—	2,486
Real estate	2,419	—	—	2,419
Materials	2,280	—	—	2,280
Communication services	1,892	—	—	1,892
Utilities	1,884	—	—	1,884
Short-term securities	3,809	—	—	3,809
Total	$100,167	$598	$—	$100,765

309	American Funds Insurance Series

Capital World Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$355,139	$145,088	$—	$500,227
Industrials	148,399	190,693	—	339,092
Financials	157,537	146,549	— *	304,086
Communication services	125,382	66,163	—	191,545
Consumer discretionary	113,749	59,921	—	173,670
Health care	132,454	39,630	—	172,084
Materials	76,631	49,420	—	126,051
Consumer staples	53,201	47,392	—	100,593
Energy	56,523	21,036	—	77,559
Utilities	19,661	25,980	—	45,641
Real estate	9,862	7,705	—	17,567
Preferred securities	3,844	2,367	—	6,211
Bonds, notes & other debt instruments	—	1,012	—	1,012
Short-term securities	27,110	—	—	27,110
Total	$1,279,492	$802,956	$— *	$2,082,448
*
Amount less than one thousand.
Growth-Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$13,428,880	$231,230	$—	$13,660,110
Industrials	5,464,629	445,806	—	5,910,435
Financials	5,113,646	117,059	—	5,230,705
Health care	4,380,271	—	—	4,380,271
Consumer discretionary	4,300,242	76,915	—	4,377,157
Communication services	3,324,828	182,155	—	3,506,983
Energy	1,728,094	—	—	1,728,094
Consumer staples	565,554	678,297	—	1,243,851
Materials	1,011,738	—	—	1,011,738
Utilities	899,740	—	—	899,740
Real estate	537,861	—	—	537,861
Bonds, notes & other debt instruments	—	828	—	828
Short-term securities	1,122,736	—	—	1,122,736
Total	$41,878,219	$1,732,290	$—	$43,610,509

American Funds Insurance Series	310

International Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$5,556	$88,187	$— *	$93,743
Industrials	10,956	47,158	—	58,114
Information technology	2,848	51,607	—	54,455
Consumer discretionary	4,607	32,456	—	37,063
Consumer staples	5,133	27,490	—	32,623
Materials	12,674	17,182	— *	29,856
Health care	1,046	28,653	—	29,699
Communication services	1,407	26,447	—	27,854
Energy	9,053	7,510	— *	16,563
Utilities	625	10,796	—	11,421
Real estate	770	5,261	—	6,031
Preferred securities	—	201	—	201
Short-term securities	6,204	—	—	6,204
Total	$60,879	$342,948	$— *	$403,827
*
Amount less than one thousand.
Capital Income Builder
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$131,640	$135,397	$— *	$267,037
Information technology	122,940	52,651	—	175,591
Health care	104,021	44,144	—	148,165
Industrials	67,519	80,079	—	147,598
Consumer staples	75,761	57,263	—	133,024
Utilities	46,892	47,327	—	94,219
Consumer discretionary	40,107	45,388	—	85,495
Energy	63,017	15,198	—	78,215
Materials	31,425	27,538	—	58,963
Communication services	23,727	34,637	—	58,364
Real estate	38,351	7,444	—	45,795
Convertible stocks	4,813	—	—	4,813
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	98,331	—	98,331
Mortgage-backed obligations	—	83,564	100	83,664
Corporate bonds and notes	—	47,200	—	47,200
Other bonds & notes	—	13,281	220	13,501
Investment funds	38,098	—	—	38,098
Short-term securities	91,824	—	—	91,824
Total	$880,135	$789,442	$320	$1,669,897
Refer to the end of the table(s) for footnote(s).

311	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$36	$—	$—	$36
Unrealized appreciation on centrally cleared interest rate swaps	—	261	—	261
Liabilities:
Unrealized depreciation on futures contracts	(315)	—	—	(315)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1)	—	(1)
Unrealized depreciation on centrally cleared credit default swaps	—	(2)	—	(2)
Total	$(279)	$258	$—	$(21)
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,829,446	$116,467	$—	$4,945,913
Financials	2,902,743	—	— *	2,902,743
Industrials	2,527,277	162,101	—	2,689,378
Health care	1,911,575	3,565	12,663	1,927,803
Consumer discretionary	1,511,658	74,864	793	1,587,315
Communication services	1,278,083	24,636	—	1,302,719
Materials	1,135,802	—	— *	1,135,802
Consumer staples	901,988	61,331	—	963,319
Utilities	278,367	—	—	278,367
Energy	253,456	897	655	255,008
Real estate	57,144	—	—	57,144
Preferred securities	—	—	755	755
Rights & warrants	119	—	— *	119
Convertible stocks	33,030	—	—	33,030
Convertible bonds & notes	—	27,731	—	27,731
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,828,459	—	2,828,459
U.S. Treasury bonds & notes	—	2,280,626	—	2,280,626
Corporate bonds and notes	—	1,978,114	420	1,978,534
Asset-backed obligations	—	529,161	—	529,161
Bonds & notes of governments & government agencies outside the U.S.	—	88,970	—	88,970
Loans	—	31,871	7,860	39,731
Municipals	—	22,827	—	22,827
Investment funds	846,762	—	—	846,762
Short-term securities	1,023,715	—	—	1,023,715
Total	$19,491,165	$8,231,620	$23,146	$27,745,931

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,925	$—	$—	$1,925
Unrealized appreciation on centrally cleared interest rate swaps	—	3,543	—	3,543
Liabilities:
Unrealized depreciation on futures contracts	(6,069)	—	—	(6,069)
Unrealized depreciation on centrally cleared credit default swaps	—	(435)	—	(435)
Total	$(4,144)	$3,108	$—	$(1,036)
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	312

American Funds Global Balanced Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$42,224	$10,455	$—	$52,679
Financials	17,553	27,727	—	45,280
Industrials	23,532	19,831	—	43,363
Health care	28,226	6,598	—	34,824
Consumer discretionary	11,679	9,383	—	21,062
Materials	12,657	6,825	—	19,482
Communication services	17,646	1,167	—	18,813
Utilities	12,793	5,213	—	18,006
Consumer staples	5,420	9,798	—	15,218
Energy	10,753	1,687	—	12,440
Real estate	—	2,599	—	2,599
Convertible stocks	2,921	—	—	2,921
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	57,330	—	57,330
U.S. Treasury bonds & notes	—	24,907	—	24,907
Mortgage-backed obligations	—	24,474	—	24,474
Corporate bonds and notes	—	22,758	—	22,758
Other bonds & notes	—	2,889	—	2,889
Investment funds	4,250	—	—	4,250
Short-term securities	27,757	—	—	27,757
Options purchased on foreign currencies (equity style)	—	2	—	2
Total	$217,411	$233,643	$—	$451,054

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options written (futures style)	$4	$—	$—	$4
Unrealized appreciation on futures contracts	118	—	—	118
Unrealized appreciation on open forward currency contracts	—	229	—	229
Unrealized appreciation on centrally cleared interest rate swaps	—	96	—	96
Unrealized appreciation on bilateral interest rate swaps	—	38	—	38
Unrealized appreciation on centrally cleared credit default swaps	—	— †	—	— †
Liabilities:
Unrealized depreciation on options purchased (futures style)	— †	—	—	— †
Unrealized depreciation on futures contracts	(132)	—	—	(132)
Unrealized depreciation on open forward currency contracts	—	(281)	—	(281)
Unrealized depreciation on centrally cleared interest rate swaps	—	(28)	—	(28)
Unrealized depreciation on bilateral interest rate swaps	—	(44)	—	(44)
Unrealized depreciation on centrally cleared credit default swaps	—	(3)	—	(3)
Total	$(10)	$7	$—	$(3)
*
Options purchased (futures style), options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†
Amount less than one thousand.

313	American Funds Insurance Series

The Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,635,346	$1,368	$3,636,714
Corporate bonds and notes	—	3,430,212	—	3,430,212
U.S. Treasury bonds & notes	—	2,836,319	—	2,836,319
Asset-backed obligations	—	499,168	—	499,168
Bonds & notes of governments & government agencies outside the U.S.	—	202,127	—	202,127
Municipals	—	166,499	—	166,499
Federal agency bonds & notes	—	11,855	—	11,855
Loans	—	—	6,359	6,359
Common stocks	—	14	—	14
Short-term securities	624,236	—	—	624,236
Total	$624,236	$10,781,540	$7,727	$11,413,503

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,242	$—	$—	$1,242
Unrealized appreciation on open forward currency contracts	—	386	—	386
Unrealized appreciation on centrally cleared interest rate swaps	—	8,064	—	8,064
Unrealized appreciation on bilateral interest rate swaps	—	2,015	—	2,015
Liabilities:
Unrealized depreciation on futures contracts	(9,824)	—	—	(9,824)
Unrealized depreciation on open forward currency contracts	—	(420)	—	(420)
Unrealized depreciation on bilateral interest rate swaps	—	(3,943)	—	(3,943)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,263)	—	(3,263)
Unrealized depreciation on centrally cleared credit default swaps	—	(182)	—	(182)
Total	$(8,582)	$2,657	$—	$(5,925)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	314

Capital World Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$303,335	$—	$303,335
Japanese yen	—	106,583	—	106,583
British pounds	—	65,433	—	65,433
Brazilian reais	—	34,010	—	34,010
South Korean won	—	26,746	—	26,746
Chinese yuan renminbi	—	26,106	—	26,106
Australian dollars	—	23,355	—	23,355
Indian rupees	—	19,121	—	19,121
Canadian dollars	—	18,610	—	18,610
Malaysian ringgits	—	18,045	—	18,045
Hungarian forints	—	16,359	—	16,359
Indonesian rupiah	—	7,755	—	7,755
Mexican pesos	—	6,454	—	6,454
Danish kroner	—	6,328	—	6,328
Colombian pesos	—	4,371	—	4,371
South African rand	—	4,221	—	4,221
Chilean pesos	—	4,074	—	4,074
Polish zloty	—	4,060	—	4,060
New Zealand dollars	—	2,940	—	2,940
Turkish lira	—	1,845	—	1,845
Philippine pesos	—	1,260	—	1,260
Czech korunas	—	857	—	857
U.S. dollars	—	643,061	579	643,640
Preferred securities	—	—	80	80
Common stocks	5	—	59	64
Rights & warrants	8	—	—	8
Investment funds	22,734	—	—	22,734
Short-term securities	114,160	—	—	114,160
Options purchased on foreign currencies (equity style)	—	16	—	16
Total	$136,907	$1,344,945	$718	$1,482,570

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options written (futures style)	$28	$—	$—	$28
Unrealized appreciation on futures contracts	1,615	—	—	1,615
Unrealized appreciation on open forward currency contracts	—	2,812	—	2,812
Unrealized appreciation on centrally cleared interest rate swaps	—	1,403	—	1,403
Unrealized appreciation on bilateral interest rate swaps	—	136	—	136
Unrealized appreciation on centrally cleared credit default swaps	—	24	—	24
Liabilities:
Unrealized depreciation on options purchased (futures style)	— †	—	—	— †
Unrealized depreciation on futures contracts	(1,631)	—	—	(1,631)
Unrealized depreciation on open forward currency contracts	—	(1,842)	—	(1,842)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,055)	—	(1,055)
Unrealized depreciation on bilateral interest rate swaps	—	(2,695)	—	(2,695)
Unrealized depreciation on centrally cleared credit default swaps	—	(201)	—	(201)
Total	$12	$(1,418)	$—	$(1,406)
*
Options purchased (futures style), options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†
Amount less than one thousand.

315	American Funds Insurance Series

American High-Income Trust
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$878,262	$148	$878,410
Other	—	38,405	3,278	41,683
Convertible bonds & notes	—	1,265	—	1,265
Common stocks	34,700	10,356	20,680	65,736
Preferred securities	—	—	1,713	1,713
Rights & warrants	45	127	—	172
Short-term securities	35,092	—	—	35,092
Total	$69,837	$928,415	$25,819	$1,024,071

Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$15	$—	$—	$15
Liabilities:
Unrealized depreciation on futures contracts	(29)	—	—	(29)
Unrealized depreciation on centrally cleared credit default swaps	—	(163)	—	(163)
Total	$(14)	$(163)	$—	$(177)
1
Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2025 (dollars in thousands):
	Beginning value at 1/1/2025	Transfers into Level 3[2]	Purchases	Sales	Net realized gain (loss)[3]	Unrealized appreciation (depreciation)[3]	Transfers out of Level 3[2]	Ending value at 12/31/2025
Investment securities	$ 36,440	$1,868	$ 7,442	$ (4,555)	$ (2,928)	$ (7,757)	$ (4,691)	$ 25,819
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at December 31, 2025								$ (8,134)
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
3
Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.

American Funds Insurance Series	316

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$3,426	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	20,680	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	10% - 15%	13%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	5.9x - 10.0x	8.2x	Increase
			EV/EBITDA-CAPEX multiple	11.0x	11.0x	Increase
			DLOM	7%	7%	Decrease
Preferred securities	1,713	Market comparables	EV/EBITDA multiple	4.8x	4.8x	Increase
			DLOM	15%	15%	Decrease
	$25,819
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations
CAPEX = Capital expenditures
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
American Funds Mortgage Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$99,553	$—	$99,553
U.S. Treasury bonds & notes	—	7,811	—	7,811
Asset-backed obligations	—	1,295	—	1,295
Short-term securities	—	24,381	—	24,381
Total	$—	$133,040	$—	$133,040

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$18	$—	$—	$18
Unrealized appreciation on centrally cleared interest rate swaps	—	127	—	127
Liabilities:
Unrealized depreciation on futures contracts	(150)	—	—	(150)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1)	—	(1)
Total	$(132)	$126	$—	$(6)
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund
As of December 31, 2025, all of the fund’s investment securities were classified as Level 2.

317	American Funds Insurance Series

U.S. Government Securities Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$816,712	$—	$816,712
U.S. Treasury bonds & notes	—	765,205	—	765,205
Federal agency bonds & notes	—	48,704	—	48,704
Short-term securities	—	288,407	—	288,407
Options purchased on futures (equity style)	242	—	—	242
Total	$242	$1,919,028	$—	$1,919,270

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,077	$—	$—	$1,077
Unrealized appreciation on centrally cleared interest rate swaps	—	14,953	—	14,953
Liabilities:
Value of options written (equity style)	(81)	—	—	(81)
Unrealized depreciation on futures contracts	(2,291)	—	—	(2,291)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,022)	—	(3,022)
Total	$(1,295)	$11,931	$—	$10,636
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund
As of December 31, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund
As of December 31, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund
As of December 31, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund
As of December 31, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund
As of December 31, 2025, all of the fund’s investments were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

American Funds Insurance Series	318

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which a fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

319	American Funds Insurance Series

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Insurance Series	320

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to a fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, a fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, a fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.
Investments in future delivery contracts — A fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When a fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), a fund may or may not hold the types of mortgage-backed securities required to be delivered. A fund may choose to roll these transactions in lieu of settling them.

321	American Funds Insurance Series

When a fund rolls the purchase of these types of future delivery transactions, a fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When a fund rolls the sale of these transactions rather than settling them, a fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of a fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for a fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Leverage risk — Certain transactions of a fund may give rise to leverage. These transactions may include, among others, derivatives, future delivery contracts and when-issued, delayed delivery or forward commitment transactions. As a result, increases and decreases in the value of a fund’s portfolio may be magnified, and a fund may be exposed to a heightened risk of loss and increased costs.

American Funds Insurance Series	322

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Underlying fund risks — Because the managed risk fund’s investments consist of investments in underlying funds, the managed risk fund’s risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, a fund would remain subject to the risk of adverse price movements until a fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

323	American Funds Insurance Series

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.
Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.
5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

American Funds Insurance Series	324

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$4	$1,099	$—	$1,098
Global Small Capitalization Fund	77,998	76,585	3,923	68,926
Growth Fund	22,741	29,093	—	26,762
International Fund	32,814	29,195	4,491	26,276
New World Fund	8,183	6,603	1,991	5,943
Washington Mutual Investors Fund	842	863	—	777
U.S. Small and Mid Cap Equity Fund	914	940	—	846
Capital World Growth and Income Fund	987	1,007	—	906
International Growth and Income Fund	893	848	95	763
Capital Income Builder	11,011	11,565	—	10,408
Asset Allocation Fund	19,953	20,974	—	18,905
Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.
Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.
Unfunded commitments — Asset Allocation Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of December 31, 2025, the maximum exposure from these unfunded commitments for Asset Allocation Fund and American High-Income Trust was $204,000 and $94,000, respectively, which would represent less than 0.01% for Asset Allocation Fund and American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments was $3,000 for Asset Allocation Fund and $1,000 for American High-Income Trust, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.

325	American Funds Insurance Series

Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.

American Funds Insurance Series	326

Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.
Options on futures — One of the funds has entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.
Options on foreign currencies —The fund has entered into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

327	American Funds Insurance Series

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

American Funds Insurance Series	328

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.
The following table presents the average month-end notional amounts of options on futures, options on foreign currencies, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$7,466	$19,861	$513*	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	Not applicable	641*	Not applicable	Not applicable
Capital Income Builder	Not applicable	Not applicable	156,652	393*	7,878	5,062
Asset Allocation Fund	Not applicable	Not applicable	2,772,351	Not applicable	360,170	61,194
American Funds Global Balanced Fund	$10,369	$2,000	65,213	87,154	21,599	4,642
The Bond Fund of America	Not applicable	Not applicable	5,555,115	233,285	863,621	190,139
Capital World Bond Fund	56,460	19,365	817,202	522,298	376,182	69,538
American High-Income Trust	Not applicable	Not applicable	31,856	Not applicable	Not applicable	18,973
American Funds Mortgage Fund	32,136	Not applicable	96,592	Not applicable	1,975	Not applicable
U.S. Government Securities Fund	1,099,058	Not applicable	1,984,739	Not applicable	813,610	Not applicable
Managed Risk Growth Fund	620,857	Not applicable	1,115	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	99,717	Not applicable	172	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	369,929	Not applicable	2,897	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,972,877	Not applicable	57,285	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation	537,228	Not applicable	16,791	Not applicable	Not applicable	Not applicable
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

329	American Funds Insurance Series

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options contracts, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2025 (dollars in thousands):
New World Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$24	Unrealized depreciation[1]	$17
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	80	Unrealized depreciation on open forward currency contracts	78
			$104		$95

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$177	Net unrealized appreciation (depreciation) on futures contracts	$(4)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(497)	Net unrealized appreciation (depreciation) on forward currency contracts	(78)
Swap	Interest	Net realized gain (loss) on swap contracts	(88)	Net unrealized appreciation (depreciation) on swap contracts	104
			$(408)		$22
International Growth and Income Fund
		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	$(18)	Net unrealized appreciation (depreciation) on forward currency contracts	$(10)
Capital Income Builder
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$36	Unrealized depreciation[1]	$315
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	261	Unrealized depreciation[1]	1
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	2
			$297		$318

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	330

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$1,420	Net unrealized appreciation (depreciation) on futures contracts	$699
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	13	Net unrealized appreciation (depreciation) on forward currency contracts	—
Swap	Interest	Net realized gain (loss) on swap contracts	97	Net unrealized appreciation (depreciation) on swap contracts	(211)
Swap	Credit	Net realized gain (loss) on swap contracts	50	Net unrealized appreciation (depreciation) on swap contracts	(2)
			$1,580		$486
Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,925	Unrealized depreciation[1]	$6,069
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	3,543	Unrealized depreciation[1]	—
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	435
			$5,468		$6,504

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$28,857	Net unrealized appreciation (depreciation) on futures contracts	$(1,220)
Swap	Interest	Net realized gain (loss) on swap contracts	5	Net unrealized appreciation (depreciation) on swap contracts	3,662
Swap	Credit	Net realized gain (loss) on swap contracts	(1,723)	Net unrealized appreciation (depreciation) on swap contracts	(578)
			$27,139		$1,864
Refer to the end of the table(s) for footnote(s).

331	American Funds Insurance Series

American Funds Global Balanced Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Currency	Investment securities	$2	Investment securities	$—
Options purchased (futures style)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	— [2]
Options written (futures style)	Interest	Unrealized appreciation[1]	4	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	118	Unrealized depreciation[1]	132
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	229	Unrealized depreciation on open forward currency contracts	281
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	96	Unrealized depreciation[1]	28
Swap (bilateral)	Interest	Bilateral swaps, at value	38	Bilateral swaps, at value	44
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	— [2]	Unrealized depreciation[1]	3
			$487		$488

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$—	Net unrealized appreciation (depreciation) on investments	$(8)
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(67)	Net unrealized appreciation (depreciation) on options purchased (futures style)	— [2]
Options written (futures style)	Interest	Net realized gain (loss) on options written	41	Net unrealized appreciation (depreciation) on options written	4
Futures	Interest	Net realized gain (loss) on futures contracts	469	Net unrealized appreciation (depreciation) on futures contracts	224
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(3,684)	Net unrealized appreciation (depreciation) on forward currency contracts	130
Swap	Interest	Net realized gain (loss) on swap contracts	(136)	Net unrealized appreciation (depreciation) on swap contracts	388
Swap	Credit	Net realized gain (loss) on swap contracts	(33)	Net unrealized appreciation (depreciation) on swap contracts	1
			$(3,410)		$739
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	332

The Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,242	Unrealized depreciation[1]	$9,824
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	386	Unrealized depreciation on open forward currency contracts	420
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	8,064	Unrealized depreciation[1]	3,263
Swap (bilateral)	Interest	Bilateral swaps, at value	2,015	Bilateral swaps, at value	3,943
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	182
			$11,707		$17,632

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$21,847	Net unrealized appreciation (depreciation) on futures contracts	$21,668
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(9,144)	Net unrealized appreciation (depreciation) on forward currency contracts	(1,861)
Swap	Interest	Net realized gain (loss) on swap contracts	5,030	Net unrealized appreciation (depreciation) on swap contracts	9,452
Swap	Credit	Net realized gain (loss) on swap contracts	(4,887)	Net unrealized appreciation (depreciation) on swap contracts	(196)
			$12,846		$29,063
Capital World Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Currency	Investment securities	$16	Investment securities	$—
Options purchased (futures style)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	— [2]
Options written (futures style)	Interest	Unrealized appreciation[1]	28	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	1,615	Unrealized depreciation[1]	1,631
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,812	Unrealized depreciation on open forward currency contracts	1,842
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,403	Unrealized depreciation[1]	1,055
Swap (bilateral)	Interest	Bilateral swaps, at value	136	Bilateral swaps, at value	2,695
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	24	Unrealized depreciation[1]	201
			$6,034		$7,424

Refer to the end of the table(s) for footnote(s).

333	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(46)	Net unrealized appreciation (depreciation) on investments	$1
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	159	Net unrealized appreciation (depreciation) on investments	(48)
Options written (equity style)	Currency	Net realized gain (loss) on options written	58	Net unrealized appreciation (depreciation) on options written	60
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(586)	Net unrealized appreciation (depreciation) on options purchased (futures style)	— [2]
Options written (futures style)	Interest	Net realized gain (loss) on options written	365	Net unrealized appreciation (depreciation) on options written	28
Futures	Interest	Net realized gain (loss) on futures contracts	7,420	Net unrealized appreciation (depreciation) on futures contracts	1,912
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(2,268)	Net unrealized appreciation (depreciation) on forward currency contracts	1,027
Swap	Interest	Net realized gain (loss) on swap contracts	(387)	Net unrealized appreciation (depreciation) on swap contracts	3,786
Swap	Credit	Net realized gain (loss) on swap contracts	(441)	Net unrealized appreciation (depreciation) on swap contracts	(64)
			$4,274		$6,702
American High-Income Trust
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$15	Unrealized depreciation[1]	$29
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	163
			$15		$192

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$293	Net unrealized appreciation (depreciation) on futures contracts	$62
Swap	Credit	Net realized gain (loss) on swap contracts	(917)	Net unrealized appreciation (depreciation) on swap contracts	(207)
			$(624)		$(145)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	334

American Funds Mortgage Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$18	Unrealized depreciation[1]	$150
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	127	Unrealized depreciation[1]	1
			$145		$151

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(31)	Net unrealized appreciation (depreciation) on investments	$—
Options written (equity style)	Interest	Net realized gain (loss) on options written	1	Net unrealized appreciation (depreciation) on options written	—
Futures	Interest	Net realized gain (loss) on futures contracts	1,057	Net unrealized appreciation (depreciation) on futures contracts	209
Swap	Interest	Net realized gain (loss) on swap contracts	27	Net unrealized appreciation (depreciation) on swap contracts	(15)
			$1,054		$194
U.S. Government Securities Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$242	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	81
Futures	Interest	Unrealized appreciation[1]	1,077	Unrealized depreciation[1]	2,291
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	14,953	Unrealized depreciation[1]	3,022
			$16,272		$5,394

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(1,087)	Net unrealized appreciation (depreciation) on investments	$36
Options written (equity style)	Interest	Net realized gain (loss) on options written	27	Net unrealized appreciation (depreciation) on options written	21
Futures	Interest	Net realized gain (loss) on futures contracts	18,297	Net unrealized appreciation (depreciation) on futures contracts	5,703
Swap	Interest	Net realized gain (loss) on swap contracts	4,094	Net unrealized appreciation (depreciation) on swap contracts	(1,861)
			$21,331		$3,899
Refer to the end of the table(s) for footnote(s).

335	American Funds Insurance Series

Managed Risk Growth Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,328	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	8	Unrealized appreciation[1]	—
			$1,336		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$ (4,185)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$ (2,333)
Futures	Currency	Net realized gain (loss) on futures contracts	(357)	Net unrealized appreciation (depreciation) on futures contracts	(4)
Futures	Equity	Net realized gain (loss) on futures contracts	(13,013)	Net unrealized appreciation (depreciation) on futures contracts	(455)
Futures	Interest	Net realized gain (loss) on futures contracts	8	Net unrealized appreciation (depreciation) on futures contracts	4
			$ (17,547)		$ (2,788)
Managed Risk International Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$267	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	13	Unrealized depreciation[1]	—
			$280		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$ (997)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$ (422)
Futures	Equity	Net realized gain (loss) on futures contracts	(6,096)	Net unrealized appreciation (depreciation) on futures contracts	(91)
Futures	Interest	Net realized gain (loss) on futures contracts	6	Net unrealized appreciation (depreciation) on futures contracts	3
			$ (7,087)		$ (510)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	336

Managed Risk Washington Mutual Investors Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$647	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	1	Unrealized depreciation[1]	—
			$648		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$ (2,786)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$ (1,184)
Futures	Currency	Net realized gain (loss) on futures contracts	(185)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(8,674)	Net unrealized appreciation (depreciation) on futures contracts	67
Futures	Interest	Net realized gain (loss) on futures contracts	14	Net unrealized appreciation (depreciation) on futures contracts	8
			$ (11,631)		$ (1,109)
Managed Risk Growth-Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$7,071	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	46	Unrealized depreciation[1]	—
			$7,117		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$ (28,619)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$ (13,505)
Futures	Currency	Net realized gain (loss) on futures contracts	(1,347)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(35,731)	Net unrealized appreciation (depreciation) on futures contracts	1,038
Futures	Interest	Net realized gain (loss) on futures contracts	45	Net unrealized appreciation (depreciation) on futures contracts	25
			$ (65,652)		$ (12,442)
Refer to the end of the table(s) for footnote(s).

337	American Funds Insurance Series

Managed Risk Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,217	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	8	Unrealized depreciation[1]	—
			$1,225		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$ (3,827)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$ (1,962)
Futures	Currency	Net realized gain (loss) on futures contracts	(513)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(47,392)	Net unrealized appreciation (depreciation) on futures contracts	417
Futures	Interest	Net realized gain (loss) on futures contracts	709	Net unrealized appreciation (depreciation) on futures contracts	314
			$ (51,023)		$ (1,231)
1
Includes cumulative appreciation/depreciation on future style options, futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
2
Amount less than one thousand.
3
Includes options purchased as reported in each fund’s investment portfolio.

American Funds Insurance Series	338

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as cash collateral pledged in each fund’s statement of assets and liabilities.
Rights of offset — Funds that hold forward currency contracts, options on foreign currencies and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The following tables present each fund’s forward currency contracts, options on foreign currencies and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2025, if close-out netting was exercised (dollars in thousands):
New World Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of New York Mellon	$22	$ —	$ —	$ —	$22
BNP Paribas	1	—	—	—	1
Citibank	39	(27)	—	—	12
Goldman Sachs	1	(1)	—	—	—
HSBC Bank	1	—	—	—	1
UBS AG	15	—	—	—	15
Total	$79	$ (28)	$ —	$ —	$51
Liabilities:
Bank of America	$22	$ —	$ —	$ —	$22
Citibank	27	(27)	—	—	—
Goldman Sachs	1	(1)	—	—	—
JPMorgan Chase	27	—	—	—	27
Total	$77	$ (28)	$ —	$ —	$49
Refer to the end of the table(s) for footnote(s).

339	American Funds Insurance Series

American Funds Global Balanced Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$8	$ (8)	$ —	$ —	$ —
Barclays Bank PLC	27	(27)	—	—	—
BNP Paribas	— †	— †	—	—	—
Citibank	79	(79)	—	—	—
Goldman Sachs	116	(67)	—	—	49
HSBC Bank	29	(12)	—	—	17
JPMorgan Chase	2	(2)	—	—	—
Morgan Stanley	4	(4)	—	—	—
UBS AG	2	(2)	—	—	—
Total	$267	$ (201)	$ —	$ —	$66
Liabilities:
Bank of America	$26	$ (8)	$ (18)	$ —	$ —
Barclays Bank PLC	38	(27)	—	—	11
BNP Paribas	8	— †	—	—	8
Citibank	109	(79)	—	—	30
Goldman Sachs	67	(67)	—	—	—
HSBC Bank	12	(12)	—	—	—
JPMorgan Chase	19	(2)	—	—	17
Morgan Stanley	46	(4)	—	—	42
Standard Chartered Bank	3	—	—	—	3
UBS AG	5	(2)	—	—	3
Total	$333	$ (201)	$ (18)	$ —	$114
The Bond Fund of America
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$490	$ (242)	$ (248)	$ —	$ —
Barclays Bank PLC	578	(578)	—	—	—
Goldman Sachs	1,285	(1,203)	—	—	82
HSBC Bank	48	—	—	—	48
Total	$2,401	$ (2,023)	$ (248)	$ —	$130
Liabilities:
Bank of America	$242	$ (242)	$ —	$ —	$ —
Barclays Bank PLC	1,146	(578)	(568)	—	—
BNP Paribas	1,352	—	(1,353)	—	—
Citibank	255	—	(254)	—	—
Goldman Sachs	1,203	(1,203)	—	—	—
Morgan Stanley	165	—	—	—	165
Total	$4,363	$ (2,023)	$ (2,175)	$ —	$165
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	340

Capital World Bond Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$147	$ (147)	$ —	$ —	$ —
Bank of New York Mellon	34	—	—	—	34
Barclays Bank PLC	450	(450)	—	—	—
BNP Paribas	19	(19)	—	—	—
Citibank	608	(608)	—	—	—
Goldman Sachs	381	(381)	—	—	—
HSBC Bank	188	(102)	—	(86)	—
JPMorgan Chase	44	(24)	—	—	20
Morgan Stanley	19	(19)	—	—	—
Standard Chartered Bank	1,035	(59)	(330)	(290)	356
UBS AG	23	(16)	—	—	7
Total	$2,948	$ (1,825)	$ (330)	$ (376)	$417
Liabilities:
Bank of America	$1,107	$ (147)	$ (948)	$ —	$12
Barclays Bank PLC	627	(450)	(177)	—	—
BNP Paribas	65	(19)	—	—	46
Citibank	897	(608)	—	—	289
Goldman Sachs	1,448	(381)	(1,017)	—	50
HSBC Bank	102	(102)	—	—	—
JPMorgan Chase	24	(24)	—	—	—
Morgan Stanley	257	(19)	(238)	—	—
Standard Chartered Bank	59	(59)	—	—	—
UBS AG	16	(16)	—	—	—
Total	$4,602	$ (1,825)	$ (2,380)	$ —	$397
*
Collateral is shown on a settlement basis.
†
Amount less than one thousand.

341	American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended December 31, 2025, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):
Fund	Reclaims	Fees	Interest
Global Growth Fund	$587	$51	$597
Global Small Capitalization Fund	45	1	1
International Fund	2,072	111	887
New World Fund	231	24	11
Capital Income Builder	18	—	— *
International Growth and Income Fund	430	5	107
*
Amount less than one thousand.
The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Insurance Series	342

Additional tax basis disclosures for each fund as of December 31, 2025, were as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Undistributed ordinary income	$58,118	$52,615	$328,671	$164,687	$41,259	$40,991
Undistributed long-term capital gains	1,202,418	330,342	4,562,299	532,733	281,284	1,064,187
Capital loss carryforward utilized	—	—	—	206,867	—	—
Gross unrealized appreciation on investments	3,491,592	789,376	32,066,603	2,385,110	1,575,330	4,698,662
Gross unrealized depreciation on investments	(287,030)	(116,954)	(655,627)	(88,696)	(59,715)	(159,517)
Net unrealized appreciation (depreciation) on investments	3,204,562	672,422	31,410,976	2,296,414	1,515,615	4,539,145
Cost of investments	5,937,177	2,386,011	23,343,610	5,201,489	2,553,117	7,417,791
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	(1)	—	2	(1)	—

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Undistributed ordinary income	$—	$16,020	$702,034	$2,910	$15,728	$217,220
Undistributed long-term capital gains	—	179,378	2,604,901	—	58,769	2,837,208
Capital loss carryforward[1]	(592)	—	—	(4,662)	—	—
Capital loss carryforward utilized	—	—	—	21,009	6,862	—
Gross unrealized appreciation on investments	9,350	910,098	21,146,735	135,582	454,550	8,582,220
Gross unrealized depreciation on investments	(6,040)	(45,447)	(369,429)	(9,951)	(35,422)	(691,994)
Net unrealized appreciation (depreciation) on investments	3,310	864,651	20,777,306	125,631	419,128	7,890,226
Cost of investments	97,455	1,217,797	22,833,203	278,196	1,250,632	19,857,297
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	(14)	1	3	(1)	—	(1)

Refer to the end of the table(s) for footnote(s).

343	American Funds Insurance Series

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Undistributed ordinary income	$3,091	$81,931	$10,845	$12,190	$953	$1,944
Undistributed long-term capital gains	25,777	—	—	—	—	—
Capital loss carryforward[1]	—	(1,511,983)	(198,979)	(329,593)	(12,321)	(1)
Capital loss carryforward utilized	—	72,789	1,003	—	1,889	—
Gross unrealized appreciation on investments	94,991	158,694	43,122	64,529	1,677	32
Gross unrealized depreciation on investments	(12,752)	(227,608)	(77,373)	(39,750)	(1,122)	(10)
Net unrealized appreciation (depreciation) on investments	82,239	(68,914)	(34,251)	24,779	555	22
Cost of investments	368,808	11,488,814	1,516,353	1,000,940	132,479	308,476
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	—	—	—	1	—

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$13,856	$1,773	$1,429	$4,281	$25,464	$23,428
Undistributed long-term capital gains	—	31,113	—	—	284,557	112,392
Capital loss carryforward[1]	(257,785)	—	(21,682)	(1,893)	—	—
Capital loss carryforward utilized	27,799	—	—	20,459	—	—
Gross unrealized appreciation on investments	32,667	132,454	27,401	69,146	317,848	226,986
Gross unrealized depreciation on investments	(47,954)	(48,770)	(20,227)	(24,480)	(67,881)	(39,913)
Net unrealized appreciation (depreciation) on investments	(15,287)	83,684	7,174	44,666	249,967	187,073
Cost of investments	1,936,415	421,427	106,247	270,315	1,838,439	1,289,372
1
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$66,139	$455,982	$522,121	$65,173	$99,126	$164,299
Class 1A	749	2,766	3,515	319	536	855
Class 2	53,132	443,236	496,368	57,169	103,301	160,470
Class 4	14,879	130,403	145,282	12,745	23,878	36,623
Total	$134,899	$1,032,387	$1,167,286	$135,406	$226,841	$362,247

American Funds Insurance Series	344

Global Small Capitalization Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$3,919	$19,199	$23,118	$24,044	$21,820	$45,864
Class 1A	20	126	146	120	119	239
Class 2	5,919	39,094	45,013	42,943	43,051	85,994
Class 4	766	7,316	8,082	6,428	7,070	13,498
Total	$10,624	$65,735	$76,359	$73,535	$72,060	$145,595
Growth Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$283,031	$1,543,000	$1,826,031	$121,696	$433,019	$554,715
Class 1A	4,439	26,100	30,539	1,328	7,268	8,596
Class 2	243,730	1,433,339	1,677,069	72,492	433,759	506,251
Class 3	3,240	18,878	22,118	1,123	5,725	6,848
Class 4	69,855	421,011	490,866	9,370	97,988	107,358
Total	$604,295	$3,442,328	$4,046,623	$206,009	$977,759	$1,183,768
International Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$49,061	$—	$49,061	$46,267	$—	$46,267
Class 1A	205	—	205	157	—	157
Class 2	44,060	—	44,060	40,220	—	40,220
Class 3	210	—	210	191	—	191
Class 4	6,153	—	6,153	4,485	—	4,485
Total	$99,689	$—	$99,689	$91,320	$—	$91,320
New World Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$32,320	$71,532	$103,852	$29,713	$8,227	$37,940
Class 1A	369	453	822	167	49	216
Class 2	11,967	31,619	43,586	11,293	3,828	15,121
Class 4	11,031	33,694	44,725	9,604	3,785	13,389
Total	$55,687	$137,298	$192,985	$50,777	$15,889	$66,666

345	American Funds Insurance Series

Washington Mutual Investors Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$131,443	$397,175	$528,618	$111,395	$50,394	$161,789
Class 1A	661	2,103	2,764	426	202	628
Class 2	57,467	193,815	251,282	46,990	24,567	71,557
Class 4	36,815	127,802	164,617	23,694	12,608	36,302
Total	$226,386	$720,895	$947,281	$182,505	$87,771	$270,276
U.S. Small and Mid Cap Equity Fund
	Year ended December 31, 2025			For the period November 15, 2024[2] to December 31, 2024
Share class	Ordinary income	Long-term capital gains		Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$364	$— [3]	$364	$— [3]	$—	$— [3]
Class 1A	— [3]	— [3]	— [3]	— [3]	—	— [3]
Class 2	— [3]	— [3]	— [3]	— [3]	—	— [3]
Class 4	33	— [3]	33	13	—	13
Total	$397	$—	$397	$13	$—	$13
Capital World Growth and Income Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$9,542	$21,740	$31,282	$11,350	$—	$11,350
Class 1A	157	363	520	144	—	144
Class 2	14,202	37,773	51,975	17,039	—	17,039
Class 4	4,099	11,256	15,355	3,943	—	3,943
Total	$28,000	$71,132	$99,132	$32,476	$—	$32,476
Growth-Income Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$512,210	$3,878,399	$4,390,609	$338,365	$1,023,186	$1,361,551
Class 1A	901	7,252	8,153	495	1,702	2,197
Class 2	257,694	2,211,126	2,468,820	163,135	597,677	760,812
Class 3	2,899	23,742	26,641	1,879	6,513	8,392
Class 4	50,309	470,380	520,689	26,050	105,495	131,545
Total	$824,013	$6,590,899	$7,414,912	$529,924	$1,734,573	$2,264,497
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	346

International Growth and Income Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$835	$—	$835	$461	$—	$461
Class 1A	211	—	211	156	—	156
Class 2	4,052	—	4,052	3,897	—	3,897
Class 4	4,102	—	4,102	3,584	—	3,584
Total	$9,200	$—	$9,200	$8,098	$—	$8,098
Capital Income Builder
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$25,206	$—	$25,206	$25,390	$—	$25,390
Class 1A	416	—	416	397	—	397
Class 2	618	—	618	575	—	575
Class 4	19,776	—	19,776	19,314	—	19,314
Total	$46,016	$—	$46,016	$45,676	$—	$45,676
Asset Allocation Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$438,651	$1,019,238	$1,457,889	$374,078	$678,739	$1,052,817
Class 1A	1,307	2,795	4,102	848	1,422	2,270
Class 2	111,878	280,960	392,838	92,429	187,595	280,024
Class 3	884	2,081	2,965	693	1,326	2,019
Class 4	166,513	445,526	612,039	127,247	278,890	406,137
Total	$719,233	$1,750,600	$2,469,833	$595,295	$1,147,972	$1,743,267
American Funds Global Balanced Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,498	$3,585	$5,083	$1,963	$—	$1,963
Class 1A	60	152	212	64	—	64
Class 2	1,941	5,617	7,558	2,714	—	2,714
Class 4	2,293	6,279	8,572	2,307	—	2,307
Total	$5,792	$15,633	$21,425	$7,048	$—	$7,048
Refer to the end of the table(s) for footnote(s).

347	American Funds Insurance Series

The Bond Fund of America
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$302,949	$—	$302,949	$305,561	$—	$305,561
Class 1A	12,103	—	12,103	8,909	—	8,909
Class 2	115,204	—	115,204	115,243	—	115,243
Class 4	56,394	—	56,394	45,913	—	45,913
Total	$486,650	$—	$486,650	$475,626	$—	$475,626
Capital World Bond Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$19,172	$—	$19,172	$15,387	$—	$15,387
Class 1A	837	—	837	983	—	983
Class 2	22,086	—	22,086	16,410	—	16,410
Class 4	2,211	—	2,211	1,135	—	1,135
Total	$44,306	$—	$44,306	$33,915	$—	$33,915
American High-Income Trust
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$16,430	$—	$16,430	$15,191	$—	$15,191
Class 1A	438	—	438	199	—	199
Class 2	34,271	—	34,271	35,147	—	35,147
Class 3	495	—	495	529	—	529
Class 4	12,704	—	12,704	8,336	—	8,336
Total	$64,338	$—	$64,338	$59,402	$—	$59,402
American Funds Mortgage Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$803	$—	$803	$804	$—	$804
Class 1A	136	—	136	121	—	121
Class 2	1,703	—	1,703	1,928	—	1,928
Class 4	2,473	—	2,473	2,148	—	2,148
Total	$5,115	$—	$5,115	$5,001	$—	$5,001
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	348

Ultra-Short Bond Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,510	$—	$1,510	$1,996	$—	$1,996
Class 1A	5	—	5	6	—	6
Class 2	9,131	—	9,131	12,857	—	12,857
Class 3	156	—	156	205	—	205
Class 4	2,138	—	2,138	2,569	—	2,569
Total	$12,940	$—	$12,940	$17,633	$—	$17,633
U.S. Government Securities Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,629	$—	$11,629	$11,248	$—	$11,248
Class 1A	12,377	—	12,377	11,344	—	11,344
Class 2	44,749	—	44,749	42,551	—	42,551
Class 3	212	—	212	204	—	204
Class 4	10,129	—	10,129	7,920	—	7,920
Total	$79,096	$—	$79,096	$73,267	$—	$73,267
Managed Risk Growth Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$248	$558	$806	$93	$—	$93
Class P2	6,657	21,164	27,821	2,326	—	2,326
Total	$6,905	$21,722	$28,627	$2,419	$—	$2,419
Managed Risk International Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$30	$—	$30	$29	$—	$29
Class P2	1,450	—	1,450	1,532	—	1,532
Total	$1,480	$—	$1,480	$1,561	$—	$1,561
Managed Risk Washington Mutual Investors Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$58	$—	$58	$53	$—	$53
Class P2	5,902	—	5,902	5,422	—	5,422
Total	$5,960	$—	$5,960	$5,475	$—	$5,475
Refer to the end of the table(s) for footnote(s).

349	American Funds Insurance Series

Managed Risk Growth-Income Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$42,231	$70,237	$112,468	$33,022	$25,142	$58,164
Class P2	5,433	10,214	15,647	4,085	3,659	7,744
Total	$47,664	$80,451	$128,115	$37,107	$28,801	$65,908
Managed Risk Asset Allocation Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$348	$722	$1,070	$226	$138	$364
Class P2	46,064	121,132	167,196	39,976	28,786	68,762
Total	$46,412	$121,854	$168,266	$40,202	$28,924	$69,126
2
Commencement of operations.
3
Amount less than one thousand.
7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.
Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the year ended December 31, 2025, total investment advisory services fees waived by CRMC were $53,879,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

American Funds Insurance Series	350

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:
Fund	Rates		Net asset level (in billions)		For the year ended December 31, 2025, before waiver	For the year ended December 31, 2025, after waiver
	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.372%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.600
Growth Fund	.500	.275	.6	44.0	.302	.302
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.227
U.S. Small and Mid Cap Equity Fund	.450		all		.450	.450
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.375
Growth-Income Fund	.500	.217	.6	44.0	.249	.249
International Growth and Income Fund	.478	.450	15.0	15.0	.478	.478
Capital Income Builder	.357	.330	15.0	15.0	.357	.227
Asset Allocation Fund	.500	.236	.6	34.0	.264	.264
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.429
The Bond Fund of America	.352	.320	15.0	15.0	.352	.202
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.284
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.222
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.218
Managed Risk Growth Fund*	.100		all		.150	.100
Managed Risk International Fund*	.100		all		.150	.100
Managed Risk Washington Mutual Investors Fund*	.100		all		.150	.100
Managed Risk Growth-Income Fund*	.100		all		.150	.100
Managed Risk Asset Allocation Fund*	.100		all		.150	.100
*
For a portion of the period CRMC waived a portion of the investment advisory and services fee, such that the fee was reduced from 0.150% to 0.100%.
Effective May 1, 2025, the series’ board of trustees approved a revised investment advisory and services agreement for the Managed Risk Funds, removing the 0.050% fee waiver and concurrently reducing the fee for each share class from 0.150% to 0.100%.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

351	American Funds Insurance Series

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.
Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
Global Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,131
Class 1A	$—	$83	10
Class 2	8,963	Not applicable	1,076
Class 4	2,668	2,668	320
Total class-specific expenses	$11,631	$2,751	$2,537
Global Small Capitalization Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$257
Class 1A	$—	$15	2
Class 2	4,317	Not applicable	518
Class 4	888	887	106
Total class-specific expenses	$5,205	$902	$883

Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$6,865
Class 1A	$—	$1,029	123
Class 2	51,724	Not applicable	6,207
Class 3	507	Not applicable	85
Class 4	15,164	15,164	1,820
Total class-specific expenses	$67,395	$16,193	$15,100
International Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$967
Class 1A	$—	$35	4
Class 2	8,442	Not applicable	1,013
Class 3	28	Not applicable	5
Class 4	1,256	1,256	151
Total class-specific expenses	$9,726	$1,291	$2,140

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$581
Class 1A	$—	$44	5
Class 2	2,096	Not applicable	252
Class 4	2,211	2,211	265
Total class-specific expenses	$4,307	$2,255	$1,103
Washington Mutual Investors Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,913
Class 1A	$—	$84	10
Class 2	7,644	Not applicable	917
Class 4	5,082	5,082	610
Total class-specific expenses	$12,726	$5,166	$3,450

American Funds Insurance Series	352

U.S. Small and Mid Cap Equity Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$10
Class 1A	$—	$— *	— *
Class 2	— *	Not applicable	— *
Class 4	9	8	5
Total class-specific expenses	$9	$8	$15
Capital World Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$182
Class 1A	$—	$26	3
Class 2	2,607	Not applicable	313
Class 4	776	775	93
Total class-specific expenses	$3,383	$801	$591

Growth-Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$7,452
Class 1A	$—	$119	14
Class 2	34,840	Not applicable	4,181
Class 3	279	Not applicable	47
Class 4	7,386	7,386	886
Total class-specific expenses	$42,505	$7,505	$12,580
International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$8
Class 1A	$—	$19	2
Class 2	404	Not applicable	49
Class 4	456	456	55
Total class-specific expenses	$860	$475	$114

Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$234
Class 1A	$—	$34	4
Class 2	51	Not applicable	6
Class 4	1,785	1,786	214
Total class-specific expenses	$1,836	$1,820	$458
Asset Allocation Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$4,789
Class 1A	$—	$119	14
Class 2	10,837	Not applicable	1,301
Class 3	60	Not applicable	10
Class 4	17,184	17,184	2,062
Total class-specific expenses	$28,081	$17,303	$8,176

American Funds Global Balanced Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$29
Class 1A	$—	$10	1
Class 2	371	Not applicable	45
Class 4	428	428	51
Total class-specific expenses	$799	$438	$126
Refer to the end of the table(s) for footnote(s).
The Bond Fund of America
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,070
Class 1A	$—	$643	77
Class 2	6,831	Not applicable	820
Class 4	3,246	3,247	390
Total class-specific expenses	$10,077	$3,890	$3,357

353	American Funds Insurance Series

Capital World Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$182
Class 1A	$—	$81	10
Class 2	1,893	Not applicable	227
Class 4	176	176	21
Total class-specific expenses	$2,069	$257	$440
American High-Income Trust
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$73
Class 1A	$—	$11	1
Class 2	1,338	Not applicable	161
Class 3	15	Not applicable	2
Class 4	497	497	60
Total class-specific expenses	$1,850	$508	$297

American Funds Mortgage Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$8	1
Class 2	104	Not applicable	13
Class 4	140	140	17
Total class-specific expenses	$244	$148	$36
Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$11
Class 1A	$—	$— *	— *
Class 2	569	Not applicable	68
Class 3	7	Not applicable	1
Class 4	156	156	19
Total class-specific expenses	$732	$156	$99

U.S. Government Securities Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$79
Class 1A	$—	$724	87
Class 2	2,619	Not applicable	314
Class 3	9	Not applicable	1
Class 4	588	588	71
Total class-specific expenses	$3,216	$1,312	$552
Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$34
Class P2	$1,243	1,243
Total class-specific expenses	$1,243	$1,277

Managed Risk International Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$5
Class P2	$280	280
Total class-specific expenses	$280	$285
Refer to the end of the table(s) for footnote(s).
Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$6
Class P2	$786	786
Total class-specific expenses	$786	$792

American Funds Insurance Series	354

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4,624
Class P2	$662	662
Total class-specific expenses	$662	$5,286
Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$30
Class P2	$4,685	4,685
Total class-specific expenses	$4,685	$4,715
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for U.S. Small and Mid Cap Equity Fund and Managed Risk International Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2025, total fees and expenses reimbursed by CRMC were $77,000. CRMC does not intend to recoup these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
Fund	Current fees	Increase (decrease) in value of deferred amounts	Total trustees’ compensation
Global Growth Fund	$21	$21	$42
Global Small Capitalization Fund	8	7	15
Growth Fund	125	124	249
International Fund	18	17	35
New World Fund	9	9	18
Washington Mutual Investors Fund	29	28	57
U.S. Small and Mid Cap Equity Fund	— *	— *	— *
Capital World Growth and Income Fund	5	5	10
Growth-Income Fund	106	101	207
International Growth and Income Fund	1	1	2
Capital Income Builder	4	4	8
Asset Allocation Fund	69	65	134
American Funds Global Balanced Fund	1	1	2
The Bond Fund of America	28	26	54
Capital World Bond Fund	4	3	7
American High-Income Trust	2	2	4
American Funds Mortgage Fund	— *	— *	— *
Ultra-Short Bond Fund	1	1	2
U.S. Government Securities Fund	5	4	9
Managed Risk Growth Fund	2	1	3
Managed Risk International Fund	1	— *	1
Managed Risk Washington Mutual Investors Fund	1	1	2
Managed Risk Growth-Income Fund	5	5	10
Managed Risk Asset Allocation Fund	5	4	9
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

355	American Funds Insurance Series

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both  managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of December 31, 2025 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$147,747	$67,664	$22,487
Global Small Capitalization Fund	27,498	11,204	1,978
Growth Fund	350,283	350,719	70,559
International Fund	110,941	87,605	3,851
New World Fund	24,060	50,564	13,902
Washington Mutual Investors Fund	131,489	156,251	20,344
Capital World Growth and Income Fund	32,218	38,497	8,339
Growth-Income Fund	506,006	592,940	172,397
International Growth and Income Fund	2,294	4,747	363
Capital Income Builder	23,371	19,211	4,803
Asset Allocation Fund	250,712	107,065	54,741
American Funds Global Balanced Fund	3,867	4,371	1,147
Interfund lending — Pursuant to an exemptive order issued by the SEC, each fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. Each fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2025.
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2025.

American Funds Insurance Series	356

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$304,055	8,321	$522,119	15,107	$(541,519)	(14,564)	$284,655	8,864
Class 1A	42,972	1,157	3,516	101	(3,744)	(102)	42,744	1,156
Class 2	35,075	964	496,369	14,649	(528,583)	(14,441)	2,861	1,172
Class 4	180,514	5,009	145,282	4,354	(101,231)	(2,811)	224,565	6,552
Total net increase (decrease)	$562,616	15,451	$1,167,286	34,211	$(1,175,077)	(31,918)	$554,825	17,744
Year ended December 31, 2024
Class 1	$182,743	4,922	$164,299	4,426	$(478,156)	(12,907)	$(131,114)	(3,559)
Class 1A	3,593	97	855	23	(3,164)	(85)	1,284	35
Class 2	64,877	1,789	160,470	4,397	(544,385)	(14,948)	(319,038)	(8,762)
Class 4	187,863	5,186	36,623	1,016	(80,774)	(2,235)	143,712	3,967
Total net increase (decrease)	$439,076	11,994	$362,247	9,862	$(1,106,479)	(30,175)	$(305,156)	(8,319)
Global Small Capitalization Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$66,285	3,641	$22,933	1,232	$(343,352)	(18,170)	$(254,134)	(13,297)
Class 1A	532	29	146	8	(424)	(23)	254	14
Class 2	30,784	1,809	45,015	2,592	(247,355)	(13,805)	(171,556)	(9,404)
Class 4	91,459	5,277	8,081	469	(44,936)	(2,531)	54,604	3,215
Total net increase (decrease)	$189,060	10,756	$76,175	4,301	$(636,067)	(34,529)	$(370,832)	(19,472)
Year ended December 31, 2024
Class 1	$82,737	4,519	$45,699	2,557	$(168,033)	(9,099)	$(39,597)	(2,023)
Class 1A	766	43	239	14	(637)	(35)	368	22
Class 2	58,585	3,367	85,994	5,139	(246,897)	(14,207)	(102,318)	(5,701)
Class 4	41,322	2,398	13,498	810	(37,390)	(2,159)	17,430	1,049
Total net increase (decrease)	$183,410	10,327	$145,430	8,520	$(452,957)	(25,500)	$(124,117)	(6,653)
Refer to the end of the table(s) for footnote(s).

357	American Funds Insurance Series

Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$2,221,332	17,180	$1,824,411	14,872	$(2,853,744)	(22,053)	$1,191,999	9,999
Class 1A	118,725	930	30,539	252	(115,193)	(884)	34,071	298
Class 2	504,023	3,932	1,677,068	13,892	(3,177,573)	(24,443)	(996,482)	(6,619)
Class 3	1,511	12	22,118	178	(36,889)	(277)	(13,260)	(87)
Class 4	1,221,571	9,782	490,866	4,193	(372,784)	(2,965)	1,339,653	11,010
Total net increase (decrease)	$4,067,162	31,836	$4,045,002	33,387	$(6,556,183)	(50,622)	$1,555,981	14,601
Year ended December 31, 2024
Class 1	$1,283,657	11,196	$554,066	4,995	$(2,581,742)	(22,564)	$(744,019)	(6,373)
Class 1A	43,180	381	8,596	79	(33,697)	(304)	18,079	156
Class 2	414,661	3,673	506,251	4,690	(3,189,792)	(28,372)	(2,268,880)	(20,009)
Class 3	1,071	10	6,848	62	(32,036)	(278)	(24,117)	(206)
Class 4	874,214	7,971	107,359	1,032	(368,353)	(3,358)	613,220	5,645
Total net increase (decrease)	$2,616,783	23,231	$1,183,120	10,858	$(6,205,620)	(54,876)	$(2,405,717)	(20,787)
International Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$123,286	6,300	$49,061	2,250	$(619,084)	(30,505)	$(446,737)	(21,955)
Class 1A	1,909	93	205	10	(1,577)	(80)	537	23
Class 2	158,584	8,280	44,060	2,025	(720,522)	(36,038)	(517,878)	(25,733)
Class 3	143	7	210	10	(1,989)	(100)	(1,636)	(83)
Class 4	72,454	3,758	6,153	287	(59,496)	(3,027)	19,111	1,018
Total net increase (decrease)	$356,376	18,438	$99,689	4,582	$(1,402,668)	(69,750)	$(946,603)	(46,730)
Year ended December 31, 2024
Class 1	$103,818	5,617	$46,267	2,445	$(505,047)	(27,104)	$(354,962)	(19,042)
Class 1A	2,421	132	158	9	(2,072)	(114)	507	27
Class 2	294,279	16,201	40,220	2,136	(554,239)	(30,168)	(219,740)	(11,831)
Class 3	2	— [2]	191	10	(2,572)	(137)	(2,379)	(127)
Class 4	64,019	3,511	4,485	242	(49,713)	(2,726)	18,791	1,027
Total net increase (decrease)	$464,539	25,461	$91,321	4,842	$(1,113,643)	(60,249)	$(557,783)	(29,946)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	358

New World Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$158,509	5,359	$103,852	3,572	$(340,861)	(11,604)	$(78,500)	(2,673)
Class 1A	18,473	602	822	28	(2,946)	(103)	16,349	527
Class 2	114,042	3,791	43,585	1,527	(173,334)	(5,988)	(15,707)	(670)
Class 4	92,171	3,197	44,726	1,588	(148,239)	(5,158)	(11,342)	(373)
Total net increase (decrease)	$383,195	12,949	$192,985	6,715	$(665,380)	(22,853)	$(89,200)	(3,189)
Year ended December 31, 2024
Class 1	$211,139	7,770	$37,940	1,389	$(310,526)	(11,467)	$(61,447)	(2,308)
Class 1A	2,546	92	216	8	(1,406)	(52)	1,356	48
Class 2	97,709	3,717	15,121	562	(163,082)	(6,131)	(50,252)	(1,852)
Class 4	79,272	3,006	13,389	502	(106,780)	(4,055)	(14,119)	(547)
Total net increase (decrease)	$390,666	14,585	$66,666	2,461	$(581,794)	(21,705)	$(124,462)	(4,659)
Washington Mutual Investors Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$140,928	8,311	$526,965	31,376	$(1,006,677)	(57,564)	$(338,784)	(17,877)
Class 1A	6,301	363	2,764	166	(2,905)	(165)	6,160	364
Class 2	90,385	5,278	251,281	15,319	(430,673)	(25,241)	(89,007)	(4,644)
Class 4	377,965	22,441	164,617	10,176	(110,363)	(6,612)	432,219	26,005
Total net increase (decrease)	$615,579	36,393	$945,627	57,037	$(1,550,618)	(89,582)	$10,588	3,848
Year ended December 31, 2024
Class 1	$87,079	5,408	$161,220	9,874	$(948,618)	(58,997)	$(700,319)	(43,715)
Class 1A	4,491	279	628	38	(3,232)	(205)	1,887	112
Class 2	56,060	3,529	71,557	4,484	(477,590)	(30,368)	(349,973)	(22,355)
Class 4	260,219	16,589	36,302	2,301	(99,151)	(6,416)	197,370	12,474
Total net increase (decrease)	$407,849	25,805	$269,707	16,697	$(1,528,591)	(95,986)	$(851,035)	(53,484)
U.S. Small and Mid Cap Equity Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$94,466	8,554	$364	32	$(8,030)	(726)	$86,800	7,860
Class 1A	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 2	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 4	14,686	1,364	33	3	(19,609)	(1,843)	(4,890)	(476)
Total net increase (decrease)	$109,152	9,918	$397	35	$(27,639)	(2,569)	$81,910	7,384
For the period November 15, 2024[3] to December 31, 2024
Class 1	$10	1	$— [2]	— [2]	$—	—	$10	1
Class 1A	10	1	— [2]	— [2]	—	—	10	1
Class 2	10	1	— [2]	— [2]	—	—	10	1
Class 4	14,970	1,497	13	1	—	—	14,983	1,498
Total net increase (decrease)	$15,000	1,500	$13	1	$—	—	$15,013	1,501
Refer to the end of the table(s) for footnote(s).

359	American Funds Insurance Series

Capital World Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$61,144	3,871	$30,791	1,846	$(173,302)	(10,431)	$(81,367)	(4,714)
Class 1A	1,669	101	519	31	(625)	(37)	1,563	95
Class 2	28,763	1,702	51,975	3,135	(185,399)	(11,041)	(104,661)	(6,204)
Class 4	58,603	3,584	15,355	952	(32,104)	(1,961)	41,854	2,575
Total net increase (decrease)	$150,179	9,258	$98,640	5,964	$(391,430)	(23,470)	$(142,611)	(8,248)
Year ended December 31, 2024
Class 1	$61,832	4,046	$11,187	709	$(124,340)	(8,176)	$(51,321)	(3,421)
Class 1A	1,263	86	144	9	(793)	(51)	614	44
Class 2	14,751	970	17,039	1,085	(177,803)	(11,812)	(146,013)	(9,757)
Class 4	31,604	2,138	3,943	258	(30,478)	(2,080)	5,069	316
Total net increase (decrease)	$109,450	7,240	$32,313	2,061	$(333,414)	(22,119)	$(191,651)	(12,818)
Growth-Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$684,973	10,461	$4,387,256	72,937	$(3,619,605)	(54,457)	$1,452,624	28,941
Class 1A	6,675	102	8,152	137	(4,519)	(68)	10,308	171
Class 2	125,378	1,919	2,468,820	42,004	(1,981,266)	(30,316)	612,932	13,607
Class 3	1,554	24	26,641	442	(19,918)	(294)	8,277	172
Class 4	408,921	6,393	520,690	9,074	(327,755)	(5,109)	601,856	10,358
Total net increase (decrease)	$1,227,501	18,899	$7,411,559	124,594	$(5,953,063)	(90,244)	$2,685,997	53,249
Year ended December 31, 2024
Class 1	$332,044	5,020	$1,360,424	21,268	$(3,357,393)	(51,220)	$(1,664,925)	(24,932)
Class 1A	5,383	81	2,198	35	(5,242)	(81)	2,339	35
Class 2	113,447	1,761	760,811	12,154	(2,068,284)	(32,090)	(1,194,026)	(18,175)
Class 3	313	5	8,392	131	(19,777)	(301)	(11,072)	(165)
Class 4	332,452	5,218	131,545	2,144	(199,130)	(3,142)	264,867	4,220
Total net increase (decrease)	$783,639	12,085	$2,263,370	35,732	$(5,649,826)	(86,834)	$(2,602,817)	(39,017)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	360

International Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$21,760	1,847	$836	64	$(11,542)	(986)	$11,054	925
Class 1A	1,735	146	211	17	(982)	(83)	964	80
Class 2	6,438	538	4,052	319	(32,846)	(2,832)	(22,356)	(1,975)
Class 4	40,773	3,574	4,102	330	(56,151)	(4,650)	(11,276)	(746)
Total net increase (decrease)	$70,706	6,105	$9,201	730	$(101,521)	(8,551)	$(21,614)	(1,716)
Year ended December 31, 2024
Class 1	$3,051	287	$461	43	$(1,958)	(184)	$1,554	146
Class 1A	950	92	156	15	(1,296)	(129)	(190)	(22)
Class 2	5,039	489	3,897	378	(25,957)	(2,509)	(17,021)	(1,642)
Class 4	22,262	2,198	3,583	353	(19,235)	(1,887)	6,610	664
Total net increase (decrease)	$31,302	3,066	$8,097	789	$(48,446)	(4,709)	$(9,047)	(854)
Capital Income Builder
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$85,393	6,373	$25,206	1,809	$(99,423)	(7,387)	$11,176	795
Class 1A	2,260	165	416	30	(1,912)	(141)	764	54
Class 2	2,677	195	618	44	(1,985)	(147)	1,310	92
Class 4	124,148	9,183	19,776	1,420	(100,988)	(7,397)	42,936	3,206
Total net increase (decrease)	$214,478	15,916	$46,016	3,303	$(204,308)	(15,072)	$56,186	4,147
Year ended December 31, 2024
Class 1	$55,004	4,532	$25,389	2,057	$(74,884)	(6,100)	$5,509	489
Class 1A	1,738	141	397	32	(825)	(68)	1,310	105
Class 2	3,421	272	575	47	(1,546)	(126)	2,450	193
Class 4	82,282	6,662	19,315	1,565	(75,684)	(6,165)	25,913	2,062
Total net increase (decrease)	$142,445	11,607	$45,676	3,701	$(152,939)	(12,459)	$35,182	2,849
Refer to the end of the table(s) for footnote(s).

361	American Funds Insurance Series

Asset Allocation Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$294,441	11,354	$1,457,889	56,910	$(2,784,021)	(104,912)	$(1,031,691)	(36,648)
Class 1A	12,382	473	4,101	161	(5,261)	(199)	11,222	435
Class 2	79,938	3,065	392,837	15,618	(657,596)	(25,193)	(184,821)	(6,510)
Class 3	598	23	2,965	116	(2,207)	(84)	1,356	55
Class 4	385,083	14,916	612,040	24,612	(768,899)	(29,799)	228,224	9,729
Total net increase (decrease)	$772,442	29,831	$2,469,832	97,417	$(4,217,984)	(160,187)	$(975,710)	(32,939)
Year ended December 31, 2024
Class 1	$189,766	7,473	$1,052,819	42,339	$(2,193,455)	(86,366)	$(950,870)	(36,554)
Class 1A	9,384	373	2,270	91	(5,272)	(211)	6,382	253
Class 2	63,147	2,538	280,024	11,458	(646,053)	(25,867)	(302,882)	(11,871)
Class 3	546	22	2,019	81	(3,219)	(128)	(654)	(25)
Class 4	595,855	24,315	406,136	16,791	(703,265)	(28,339)	298,726	12,767
Total net increase (decrease)	$858,698	34,721	$1,743,268	70,760	$(3,551,264)	(140,911)	$(949,298)	(35,430)
American Funds Global Balanced Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$6,531	484	$5,082	376	$(20,431)	(1,505)	$(8,818)	(645)
Class 1A	829	60	212	16	(593)	(44)	448	32
Class 2	4,258	313	7,557	564	(29,048)	(2,132)	(17,233)	(1,255)
Class 4	52,129	3,887	8,574	652	(21,417)	(1,605)	39,286	2,934
Total net increase (decrease)	$63,747	4,744	$21,425	1,608	$(71,489)	(5,286)	$13,683	1,066
Year ended December 31, 2024
Class 1	$5,008	386	$1,963	149	$(13,832)	(1,065)	$(6,861)	(530)
Class 1A	1,071	82	64	5	(316)	(25)	819	62
Class 2	5,061	388	2,714	208	(26,779)	(2,070)	(19,004)	(1,474)
Class 4	23,792	1,863	2,307	180	(15,540)	(1,226)	10,559	817
Total net increase (decrease)	$34,932	2,719	$7,048	542	$(56,467)	(4,386)	$(14,487)	(1,125)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	362

The Bond Fund of America
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$967,884	101,560	$301,425	31,796	$(1,549,531)	(162,304)	$(280,222)	(28,948)
Class 1A	78,228	8,287	12,103	1,287	(20,799)	(2,206)	69,532	7,368
Class 2	95,476	10,155	115,204	12,362	(327,900)	(34,938)	(117,220)	(12,421)
Class 4	277,694	29,681	56,394	6,089	(125,920)	(13,500)	208,168	22,270
Total net increase (decrease)	$1,419,282	149,683	$485,126	51,534	$(2,024,150)	(212,948)	$(119,742)	(11,731)
Year ended December 31, 2024
Class 1	$997,057	104,811	$303,806	32,314	$(1,023,095)	(106,864)	$277,768	30,261
Class 1A	30,267	3,210	8,908	955	(69,212)	(7,414)	(30,037)	(3,249)
Class 2	118,960	12,741	115,243	12,454	(268,162)	(28,438)	(33,959)	(3,243)
Class 4	297,378	31,907	45,913	4,990	(82,229)	(8,801)	261,062	28,096
Total net increase (decrease)	$1,443,662	152,669	$473,870	50,713	$(1,442,698)	(151,517)	$474,834	51,865
Capital World Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$81,146	7,964	$19,172	1,887	$(113,554)	(11,168)	$(13,236)	(1,317)
Class 1A	6,629	658	837	83	(19,119)	(1,921)	(11,653)	(1,180)
Class 2	78,645	7,818	22,086	2,199	(148,416)	(14,851)	(47,685)	(4,834)
Class 4	24,427	2,456	2,211	224	(9,368)	(946)	17,270	1,734
Total net increase (decrease)	$190,847	18,896	$44,306	4,393	$(290,457)	(28,886)	$(55,304)	(5,597)
Year ended December 31, 2024
Class 1	$50,423	5,049	$15,387	1,561	$(110,677)	(11,006)	$(44,867)	(4,396)
Class 1A	39,370	4,030	983	100	(1,586)	(160)	38,767	3,970
Class 2	107,727	10,975	16,410	1,683	(141,037)	(14,229)	(16,900)	(1,571)
Class 4	13,021	1,348	1,135	119	(7,549)	(775)	6,607	692
Total net increase (decrease)	$210,541	21,402	$33,915	3,463	$(260,849)	(26,170)	$(16,393)	(1,305)
Refer to the end of the table(s) for footnote(s).

363	American Funds Insurance Series

American High-Income Trust
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$34,287	3,728	$16,202	1,746	$(29,101)	(3,085)	$21,388	2,389
Class 1A	5,913	617	438	47	(1,640)	(174)	4,711	490
Class 2	34,261	3,735	34,272	3,796	(79,188)	(8,621)	(10,655)	(1,090)
Class 3	292	31	495	53	(1,072)	(113)	(285)	(29)
Class 4	121,429	11,743	12,704	1,244	(57,610)	(5,614)	76,523	7,373
Total net increase (decrease)	$196,182	19,854	$64,111	6,886	$(168,611)	(17,607)	$91,682	9,133
Year ended December 31, 2024
Class 1	$9,340	1,009	$15,096	1,627	$(25,253)	(2,709)	$(817)	(73)
Class 1A	996	107	199	21	(720)	(77)	475	51
Class 2	18,069	1,979	35,146	3,885	(64,581)	(7,119)	(11,366)	(1,255)
Class 3	151	16	529	57	(1,201)	(130)	(521)	(57)
Class 4	93,982	9,271	8,335	821	(55,362)	(5,531)	46,955	4,561
Total net increase (decrease)	$122,538	12,382	$59,305	6,411	$(147,117)	(15,566)	$34,726	3,227
American Funds Mortgage Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$422	45	$803	85	$(161)	(17)	$1,064	113
Class 1A	765	83	136	15	(381)	(41)	520	57
Class 2	2,443	262	1,703	184	(6,870)	(736)	(2,724)	(290)
Class 4	17,888	1,929	2,473	270	(8,887)	(963)	11,474	1,236
Total net increase (decrease)	$21,518	2,319	$5,115	554	$(16,299)	(1,757)	$10,334	1,116
Year ended December 31, 2024
Class 1	$170	18	$804	87	$(279)	(30)	$695	75
Class 1A	976	105	121	13	(195)	(21)	902	97
Class 2	3,228	349	1,928	211	(5,636)	(603)	(480)	(43)
Class 4	18,316	1,981	2,148	239	(14,351)	(1,539)	6,113	681
Total net increase (decrease)	$22,690	2,453	$5,001	550	$(20,461)	(2,193)	$7,230	810
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	364

Ultra-Short Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$12,058	1,051	$1,510	134	$(16,422)	(1,436)	$(2,854)	(251)
Class 1A	—	—	5	— [2]	—	—	5	— [2]
Class 2	56,142	5,069	9,131	838	(94,607)	(8,552)	(29,334)	(2,645)
Class 3	305	27	156	14	(904)	(81)	(443)	(40)
Class 4	54,897	4,953	2,138	195	(54,897)	(4,931)	2,138	217
Total net increase (decrease)	$123,402	11,100	$12,940	1,181	$(166,830)	(15,000)	$(30,488)	(2,719)
Year ended December 31, 2024
Class 1	$16,477	1,429	$1,996	176	$(20,160)	(1,740)	$(1,687)	(135)
Class 1A	—	—	6	1	—	—	6	1
Class 2	57,235	5,128	12,858	1,175	(97,431)	(8,724)	(27,338)	(2,421)
Class 3	370	32	204	19	(841)	(74)	(267)	(23)
Class 4	19,303	1,714	2,569	233	(26,048)	(2,325)	(4,176)	(378)
Total net increase (decrease)	$93,385	8,303	$17,633	1,604	$(144,480)	(12,863)	$(33,462)	(2,956)
U.S. Government Securities Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$69,757	7,044	$11,280	1,145	$(96,647)	(9,743)	$(15,610)	(1,554)
Class 1A	34,073	3,475	12,377	1,264	(41,345)	(4,222)	5,105	517
Class 2	118,543	12,052	44,750	4,609	(191,505)	(19,527)	(28,212)	(2,866)
Class 3	420	42	212	22	(877)	(88)	(245)	(24)
Class 4	114,384	11,659	10,129	1,045	(86,038)	(8,789)	38,475	3,915
Total net increase (decrease)	$337,177	34,272	$78,748	8,085	$(416,412)	(42,369)	$(487)	(12)
Year ended December 31, 2024
Class 1	$68,973	6,957	$10,757	1,108	$(60,235)	(6,083)	$19,495	1,982
Class 1A	283,124	28,940	11,344	1,174	(6,503)	(659)	287,965	29,455
Class 2	101,793	10,487	42,550	4,440	(132,491)	(13,544)	11,852	1,383
Class 3	881	89	204	21	(1,780)	(181)	(695)	(71)
Class 4	72,367	7,407	7,920	827	(45,157)	(4,667)	35,130	3,567
Total net increase (decrease)	$527,138	53,880	$72,775	7,570	$(246,166)	(25,134)	$353,747	36,316
Managed Risk Growth Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P1	$906	67	$806	62	$(2,055)	(151)	$(343)	(22)
Class P2	11,175	851	27,821	2,164	(95,981)	(7,085)	(56,985)	(4,070)
Total net increase (decrease)	$12,081	918	$28,627	2,226	$(98,036)	(7,236)	$(57,328)	(4,092)
Year ended December 31, 2024
Class P1	$974	79	$93	8	$(2,663)	(220)	$(1,596)	(133)
Class P2	10,767	875	2,326	197	(100,353)	(8,347)	(87,260)	(7,275)
Total net increase (decrease)	$11,741	954	$2,419	205	$(103,016)	(8,567)	$(88,856)	(7,408)
Refer to the end of the table(s) for footnote(s).

365	American Funds Insurance Series

Managed Risk International Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P1	$128	15	$30	4	$(215)	(25)	$(57)	(6)
Class P2	3,091	371	1,450	178	(20,067)	(2,311)	(15,526)	(1,762)
Total net increase (decrease)	$3,219	386	$1,480	182	$(20,282)	(2,336)	$(15,583)	(1,768)
Year ended December 31, 2024
Class P1	$146	17	$29	3	$(232)	(27)	$(57)	(7)
Class P2	5,087	599	1,532	174	(14,961)	(1,722)	(8,342)	(949)
Total net increase (decrease)	$5,233	616	$1,561	177	$(15,193)	(1,749)	$(8,399)	(956)
Managed Risk Washington Mutual Investors Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P1	$169	14	$58	5	$(347)	(29)	$(120)	(10)
Class P2	6,854	561	5,902	497	(45,769)	(3,770)	(33,013)	(2,712)
Total net increase (decrease)	$7,023	575	$5,960	502	$(46,116)	(3,799)	$(33,133)	(2,722)
Year ended December 31, 2024
Class P1	$290	26	$53	5	$(607)	(54)	$(264)	(23)
Class P2	6,900	617	5,422	490	(51,492)	(4,594)	(39,170)	(3,487)
Total net increase (decrease)	$7,190	643	$5,475	495	$(52,099)	(4,648)	$(39,434)	(3,510)
Managed Risk Growth-Income Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P1	$28,162	1,984	$112,468	8,142	$(296,821)	(20,511)	$(156,191)	(10,385)
Class P2	3,550	249	15,647	1,145	(47,556)	(3,301)	(28,359)	(1,907)
Total net increase (decrease)	$31,712	2,233	$128,115	9,287	$(344,377)	(23,812)	$(184,550)	(12,292)
Year ended December 31, 2024
Class P1	$16,125	1,168	$58,164	4,309	$(346,171)	(25,246)	$(271,882)	(19,769)
Class P2	4,069	297	7,744	582	(53,124)	(3,920)	(41,311)	(3,041)
Total net increase (decrease)	$20,194	1,465	$65,908	4,891	$(399,295)	(29,166)	$(313,193)	(22,810)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	366

Managed Risk Asset Allocation Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P1	$26	2	$1,070	86	$(494)	(38)	$602	50
Class P2	18,388	1,464	167,196	13,947	(771,163)	(60,543)	(585,579)	(45,132)
Total net increase (decrease)	$18,414	1,466	$168,266	14,033	$(771,657)	(60,581)	$(584,977)	(45,082)
Year ended December 31, 2024
Class P1	$1,509	116	$365	29	$(1,325)	(108)	$549	37
Class P2	32,478	2,619	68,762	5,709	(396,241)	(32,260)	(295,001)	(23,932)
Total net increase (decrease)	$33,987	2,735	$69,127	5,738	$(397,566)	(32,368)	$(294,452)	(23,895)
1
Includes exchanges between share classes of the fund.
2
Amount less than one thousand.
3
Commencement of operations.
11. Ownership concentration

At December 31, 2025, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 16% and 12% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 16% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.
In addition, American Funds Insurance Series - Managed Risk Growth Portfolio held aggregate ownership of 88% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.
12. Investment transactions and other disclosures

The following tables present additional information for each fund for the year ended December 31, 2025 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$3,656,642	$1,452,423	$13,253,467	$4,365,483	$1,743,062	$4,143,311
Sales of investment securities*	4,157,232	1,904,785	15,938,916	5,008,755	1,945,071	4,942,962
Non-U.S. taxes paid on dividend income	6,075	1,809	5,326	13,842	6,486	1,223
Non-U.S. taxes (refunded) paid on interest income	13	(4)	—	—	73	—
Non-U.S. taxes refunded (paid) on realized gains	(575)	6,710	—	10,979	6,156	—
Non-U.S. taxes provided on unrealized appreciation	4,050	16,423	—	26,206	18,398	—

Refer to the end of the table(s) for footnote(s).

367	American Funds Insurance Series

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Purchases of investment securities*	$120,447	$858,369	$10,813,388	$175,002	$768,196	$19,856,310
Sales of investment securities*	40,880	1,049,450	14,833,476	191,476	769,516	23,654,064
Non-U.S. taxes paid on dividend income	—	1,944	4,363	879	1,935	4,168
Non-U.S. taxes (refunded) paid on interest income	—	3	—	—	—	—
Non-U.S. taxes refunded (paid) on realized gains	—	170	—	27	150	—
Non-U.S. taxes provided on unrealized appreciation	—	679	—	253	427	—

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Purchases of investment securities*	$317,783	$12,490,283	$1,356,541	$445,624	$450,360	$—
Sales of investment securities*	335,715	13,383,953	1,521,836	359,070	448,538	—
Non-U.S. taxes paid on dividend income	359	—	—	(9)	—	—
Non-U.S. taxes (refunded) paid on interest income	2	8	65	—	—	—
Non-U.S. taxes refunded (paid) on realized gains	163	—	384	—	—	—
Non-U.S. taxes provided on unrealized appreciation	166	—	133	—	—	—

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$3,759,879	$157,397	$17,979	$65,380	$583,778	$267,997
Sales of investment securities*	3,982,540	225,452	40,733	93,964	664,906	889,458
*
Excludes in-kind transactions, short-term securities and U.S. government obligations, if any.

American Funds Insurance Series	368

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Growth Fund
Class 1:
12/31/2025	$36.91	$.44	$6.92	$7.36	$(.60 )	$(4.88)	$(5.48)	$38.79	21.98%	$4,115	.52%	.42%	1.18%
12/31/2024	33.92	.44	4.29	4.73	(.67 )	(1.07)	(1.74)	36.91	13.94	3,589.52		.41	1.20
12/31/2023	30.18	.36	6.30	6.66	(.37 )	(2.55)	(2.92)	33.92	22.91	3,418.52		.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31 )	(3.97)	(4.28)	30.18	(24.54)	3,104.53		.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26 )	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
Class 1A:
12/31/2025	36.70	.30	6.90	7.20	(.55 )	(4.88)	(5.43)	38.47	21.63	66.77		.67	.81
12/31/2024	33.74	.35	4.26	4.61	(.58 )	(1.07)	(1.65)	36.70	13.67	20.77		.66	.95
12/31/2023	30.04	.28	6.26	6.54	(.29 )	(2.55)	(2.84)	33.74	22.60	18.77		.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22 )	(3.97)	(4.19)	30.04	(24.73)	14.78		.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17 )	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
Class 2:
12/31/2025	36.37	.34	6.79	7.13	(.51 )	(4.88)	(5.39)	38.11	21.62	3,725.77		.67	.93
12/31/2024	33.44	.35	4.22	4.57	(.57 )	(1.07)	(1.64)	36.37	13.68	3,512.77		.66	.95
12/31/2023	29.79	.28	6.21	6.49	(.29 )	(2.55)	(2.84)	33.44	22.60	3,522.77		.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22 )	(3.97)	(4.19)	29.79	(24.74)	3,234.78		.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15 )	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
Class 4:
12/31/2025	35.93	.24	6.70	6.94	(.44 )	(4.88)	(5.32)	37.55	21.34	1,225	1.02	.92	.67
12/31/2024	33.08	.25	4.18	4.43	(.51 )	(1.07)	(1.58)	35.93	13.39	937	1.02	.91	.69
12/31/2023	29.51	.20	6.14	6.34	(.22 )	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14 )	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09 )	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
Refer to the end of the table(s) for footnote(s).

369	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Small Capitalization Fund
Class 1:
12/31/2025	$18.15	$.16	$2.50	$2.66	$(.10 )	$(.40 )	$(.50 )	$20.31	14.89%	$784	.70%	.65%	.84%
12/31/2024	18.57	.12	.34	.46	(.23 )	(.65 )	(.88 )	18.15	2.59	942.70		.67	.66
12/31/2023	16.22	.11	2.53	2.64	(.08 )	(.21 )	(.29 )	18.57	16.45	1,001.70		.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916.72		.69	.24
12/31/2021	32.64	(.02 )	2.32	2.30	—	(.77 )	(.77 )	34.17	6.98	1,707.74		.74	(.07 )
Class 1A:
12/31/2025	17.88	.11	2.46	2.57	(.06 )	(.40 )	(.46 )	19.99	14.63	6.95		.90	.58
12/31/2024	18.31	.07	.34	.41	(.19 )	(.65 )	(.84 )	17.88	2.34	5.95		.92	.40
12/31/2023	16.00	.06	2.50	2.56	(.04 )	(.21 )	(.25 )	18.31	16.15	5.95		.90	.38
12/31/2022	33.93	— [4]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4.97		.94	— [5]
12/31/2021	32.49	(.07 )	2.28	2.21	—	(.77 )	(.77 )	33.93	6.73	5.99		.99	(.21 )
Class 2:
12/31/2025	17.05	.10	2.35	2.45	(.06 )	(.40 )	(.46 )	19.04	14.64	1,757.95		.90	.58
12/31/2024	17.50	.07	.32	.39	(.19 )	(.65 )	(.84 )	17.05	2.33	1,733.95		.92	.41
12/31/2023	15.30	.06	2.39	2.45	(.04 )	(.21 )	(.25 )	17.50	16.17	1,879.95		.90	.38
12/31/2022	32.94	— [4]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762.97		.94	— [5]
12/31/2021	31.56	(.10 )	2.25	2.15	—	(.77 )	(.77 )	32.94	6.74	2,521.99		.99	(.30 )
Class 4:
12/31/2025	17.01	.05	2.35	2.40	(.04 )	(.40 )	(.44 )	18.97	14.33	407	1.20	1.15	.31
12/31/2024	17.46	.03	.32	.35	(.15 )	(.65 )	(.80 )	17.01	2.12	310	1.20	1.17	.15
12/31/2023	15.28	.02	2.37	2.39	— [4]	(.21 )	(.21 )	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05 )	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25 )
12/31/2021	31.67	(.18 )	2.24	2.06	—	(.77 )	(.77 )	32.96	6.43	344	1.24	1.24	(.53 )
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	370

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth Fund
Class 1:
12/31/2025	$127.47	$.36	$24.17	$24.53	$(.33 )	$(10.61)	$(10.94)	$141.06	20.54%	$25,168	.34%	.27%
12/31/2024	99.44	.51	30.78	31.29	(.67 )	(2.59)	(3.26)	127.47	31.96	21,469.34		.45
12/31/2023	76.29	.57	28.16	28.73	(.54 )	(5.04)	(5.58)	99.44	38.81	17,382.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53 )	(14.31)	(14.84)	76.29	(29.75)	13,660.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58 )	(16.81)	(17.39)	127.58	22.30	19,783.34		.37
Class 1A:
12/31/2025	126.11	.03	23.86	23.89	(.21 )	(10.61)	(10.82)	139.18	20.24	458.59		.02
12/31/2024	98.46	.22	30.43	30.65	(.41 )	(2.59)	(3.00)	126.11	31.61	377.59		.20
12/31/2023	75.61	.35	27.88	28.23	(.34 )	(5.04)	(5.38)	98.46	38.47	280.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38 )	(14.31)	(14.69)	75.61	(29.93)	187.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35 )	(16.81)	(17.16)	126.70	21.97	121.59		.13
Class 2:
12/31/2025	125.79	.03	23.80	23.83	(.21 )	(10.61)	(10.82)	138.80	20.24	21,576.59		.02
12/31/2024	98.20	.22	30.34	30.56	(.38 )	(2.59)	(2.97)	125.79	31.61	20,386.59		.20
12/31/2023	75.41	.35	27.80	28.15	(.32 )	(5.04)	(5.36)	98.20	38.49	17,879.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29 )	(14.31)	(14.60)	75.41	(29.94)	14,452.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27 )	(16.81)	(17.08)	126.28	21.97	21,986.59		.12
Class 3:
12/31/2025	128.88	.13	24.42	24.55	(.22 )	(10.61)	(10.83)	142.60	20.32	293.52		.09
12/31/2024	100.54	.30	31.09	31.39	(.46 )	(2.59)	(3.05)	128.88	31.70	276.52		.27
12/31/2023	77.09	.42	28.45	28.87	(.38 )	(5.04)	(5.42)	100.54	38.56	236.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35 )	(14.31)	(14.66)	77.09	(29.89)	188.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35 )	(16.81)	(17.16)	128.68	22.07	302.52		.19
Class 4:
12/31/2025	122.38	(.29 )	23.08	22.79	(.17 )	(10.61)	(10.78)	134.39	19.93	7,184.84		(.23 )
12/31/2024	95.70	(.06 )	29.52	29.46	(.19 )	(2.59)	(2.78)	122.38	31.29	5,195.84		(.06 )
12/31/2023	73.64	.13	27.12	27.25	(.15 )	(5.04)	(5.19)	95.70	38.13	3,522.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09 )	(14.31)	(14.40)	73.64	(30.11)	2,409.85		.14
12/31/2021	117.24	(.15 )	23.59	23.44	(.08 )	(16.81)	(16.89)	123.79	21.69	3,214.84		(.13 )
Refer to the end of the table(s) for footnote(s).

371	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Fund
Class 1:
12/31/2025	$17.84	$.35	$4.47	$4.82	$(.33 )	$—	$(.33 )	$22.33	27.04%	$3,364	.53%	1.79%
12/31/2024	17.50	.23	.38	.61	(.27 )	—	(.27 )	17.84	3.40	3,080.52		1.26
12/31/2023	15.31	.25	2.20	2.45	(.26 )	—	(.26 )	17.50	16.12	3,353.53		1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34 )	(2.60)	(2.94)	15.31	(20.57)	3,157.54		1.95
12/31/2021	23.64	.38	(.67 )	(.29 )	(.65 )	—	(.65 )	22.70	(1.23)	4,747.55		1.57
Class 1A:
12/31/2025	17.75	.30	4.43	4.73	(.28 )	—	(.28 )	22.20	26.68	17.78		1.50
12/31/2024	17.41	.18	.38	.56	(.22 )	—	(.22 )	17.75	3.17	13.77		.99
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.85	12.78		1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30 )	(2.60)	(2.90)	15.23	(20.80)	10.79		1.73
12/31/2021	23.55	.33	(.67 )	(.34 )	(.60 )	—	(.60 )	22.61	(1.47)	12.80		1.39
Class 2:
12/31/2025	17.75	.30	4.44	4.74	(.27 )	—	(.27 )	22.22	26.77	3,481.78		1.54
12/31/2024	17.41	.19	.37	.56	(.22 )	—	(.22 )	17.75	3.16	3,238.77		1.00
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.84	3,382.78		1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30 )	(2.60)	(2.90)	15.23	(20.79)	3,164.79		1.71
12/31/2021	23.54	.33	(.68 )	(.35 )	(.59 )	—	(.59 )	22.60	(1.49)	4,190.80		1.35
Class 3:
12/31/2025	17.90	.32	4.48	4.80	(.29 )	—	(.29 )	22.41	26.85	16.71		1.61
12/31/2024	17.56	.20	.37	.57	(.23 )	—	(.23 )	17.90	3.19	15.70		1.08
12/31/2023	15.35	.22	2.22	2.44	(.23 )	—	(.23 )	17.56	15.99	17.71		1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31 )	(2.60)	(2.91)	15.35	(20.76)	16.72		1.78
12/31/2021	23.69	.34	(.67 )	(.33 )	(.60 )	—	(.60 )	22.76	(1.39)	21.73		1.41
Class 4:
12/31/2025	17.46	.25	4.36	4.61	(.24 )	—	(.24 )	21.83	26.41	574	1.03	1.26
12/31/2024	17.13	.14	.37	.51	(.18 )	—	(.18 )	17.46	2.93	441	1.02	.74
12/31/2023	14.99	.16	2.16	2.32	(.18 )	—	(.18 )	17.13	15.56	415	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26 )	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.47
12/31/2021	23.25	.27	(.67 )	(.40 )	(.54 )	—	(.54 )	22.31	(1.71)	459	1.05	1.13
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	372

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
New World Fund
Class 1:
12/31/2025	$26.67	$.49	$6.93	$7.42	$(.41 )	$(1.21)	$(1.62)	$32.47	28.60%	$2,103	.65%	.58%	1.66%
12/31/2024	25.48	.43	1.32	1.75	(.44 )	(.12 )	(.56 )	26.67	6.86	1,800.64		.57	1.60
12/31/2023	22.30	.40	3.19	3.59	(.41 )	—	(.41 )	25.48	16.22	1,778.64		.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39 )	(2.34)	(2.73)	22.30	(21.86)	1,610.68		.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36 )	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
Class 1A:
12/31/2025	26.53	.37	6.93	7.30	(.37 )	(1.21)	(1.58)	32.25	28.27	32.90		.83	1.25
12/31/2024	25.36	.36	1.31	1.67	(.38 )	(.12 )	(.50 )	26.53	6.58	12.89		.82	1.33
12/31/2023	22.19	.33	3.20	3.53	(.36 )	—	(.36 )	25.36	15.98	10.89		.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32 )	(2.34)	(2.66)	22.19	(22.09)	9.93		.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24 )	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
Class 2:
12/31/2025	26.33	.41	6.84	7.25	(.34 )	(1.21)	(1.55)	32.03	28.29	941.90		.83	1.41
12/31/2024	25.17	.36	1.30	1.66	(.38 )	(.12 )	(.50 )	26.33	6.55	791.89		.82	1.36
12/31/2023	22.02	.33	3.17	3.50	(.35 )	—	(.35 )	25.17	15.99	803.89		.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32 )	(2.34)	(2.66)	22.02	(22.10)	764.93		.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28 )	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
Class 4:
12/31/2025	26.09	.33	6.77	7.10	(.27 )	(1.21)	(1.48)	31.71	27.92	971	1.15	1.08	1.16
12/31/2024	24.95	.29	1.28	1.57	(.31 )	(.12 )	(.43 )	26.09	6.33	809	1.14	1.07	1.10
12/31/2023	21.84	.27	3.14	3.41	(.30 )	—	(.30 )	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27 )	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21 )	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
Refer to the end of the table(s) for footnote(s).

373	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Washington Mutual Investors Fund
Class 1:
12/31/2025	$16.86	$.29	$2.52	$2.81	$(.29 )	$(1.20)	$(1.49)	$18.18	17.50%	$6,435	.41%	.26%	1.66%
12/31/2024	14.49	.29	2.51	2.80	(.30 )	(.13 )	(.43 )	16.86	19.40	6,269.41		.26	1.78
12/31/2023	12.69	.28	1.92	2.20	(.28 )	(.12 )	(.40 )	14.49	17.66	6,020.41		.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30 )	(3.72)	(4.02)	12.69	(8.28)	5,507.41		.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28 )	—	(.28 )	18.09	28.12	6,766.42		.31	1.79
Class 1A:
12/31/2025	16.79	.24	2.51	2.75	(.25 )	(1.20)	(1.45)	18.09	17.21	38.66		.51	1.41
12/31/2024	14.43	.25	2.50	2.75	(.26 )	(.13 )	(.39 )	16.79	19.15	29.66		.51	1.53
12/31/2023	12.61	.23	1.92	2.15	(.21 )	(.12 )	(.33 )	14.43	17.29	23.66		.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23 )	(3.72)	(3.95)	12.61	(8.45)	64.66		.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26 )	—	(.26 )	17.96	27.70	169.67		.53	1.62
Class 2:
12/31/2025	16.53	.24	2.46	2.70	(.24 )	(1.20)	(1.44)	17.79	17.21	3,148.66		.51	1.41
12/31/2024	14.21	.24	2.47	2.71	(.26 )	(.13 )	(.39 )	16.53	19.14	3,002.66		.51	1.53
12/31/2023	12.46	.24	1.88	2.12	(.25 )	(.12 )	(.37 )	14.21	17.29	2,899.66		.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26 )	(3.72)	(3.98)	12.46	(8.45)	2,775.66		.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24 )	—	(.24 )	17.83	27.78	3,426.67		.56	1.54
Class 4:
12/31/2025	16.34	.20	2.42	2.62	(.21 )	(1.20)	(1.41)	17.55	16.90	2,353.91		.76	1.16
12/31/2024	14.06	.20	2.44	2.64	(.23 )	(.13 )	(.36 )	16.34	18.85	1,766.91		.76	1.28
12/31/2023	12.34	.20	1.86	2.06	(.22 )	(.12 )	(.34 )	14.06	16.97	1,344.91		.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24 )	(3.72)	(3.96)	12.34	(8.69)	1,098.91		.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21 )	—	(.21 )	17.71	27.51	1,104.92		.81	1.30
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	374

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Small and Mid Cap Equity Fund
Class 1:
12/31/2025	$9.71	$.10	$1.45	$1.55	$(.05 )	$— [4]	$(.05 )	$11.21	15.95%	$88	.59%	.54%	.87%
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[8]	— [9]	.59 [10]	.54 [10]	.72 [10]
Class 1A:
12/31/2025	9.71	.08	1.46	1.54	(.04 )	— [4]	(.04 )	11.21	15.93 [11]	— [9]	.68 [11]	.54 [11]	.74 [11]
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[8,11]	— [9]	.59 [10,11]	.54 [10,11]	.72 [10,11]
Class 2:
12/31/2025	9.71	.08	1.46	1.54	(.04 )	— [4]	(.04 )	11.21	15.93 [11]	— [9]	.68 [11]	.54 [11]	.74 [11]
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[8,11]	— [9]	.59 [10,11]	.54 [10,11]	.72 [10,11]
Class 4:
12/31/2025	9.71	.07	1.47	1.54	(.03 )	— [4]	(.03 )	11.22	15.88	12.77		.63	.64
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.82)[8,11]	15	.59 [10,11]	.55 [10,11]	.71 [10,11]
Refer to the end of the table(s) for footnote(s).

375	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Growth and Income Fund
Class 1:
12/31/2025	$15.53	$.29	$3.51	$3.80	$(.28 )	$(.61 )	$(.89 )	$18.44	25.16%	$622	.52%	.42%	1.70%
12/31/2024	13.85	.27	1.71	1.98	(.30 )	—	(.30 )	15.53	14.24	597.52		.42	1.75
12/31/2023	11.67	.27	2.19	2.46	(.28 )	—	(.28 )	13.85	21.22	579.52		.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34 )	(3.45)	(3.79)	11.67	(17.13)	548.57		.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33 )	(.40 )	(.73 )	18.42	15.03	812.63		.47	2.14
Class 1A:
12/31/2025	15.44	.24	3.48	3.72	(.24 )	(.61 )	(.85 )	18.31	24.79	12.77		.67	1.43
12/31/2024	13.77	.23	1.70	1.93	(.26 )	—	(.26 )	15.44	14.00	8.77		.67	1.50
12/31/2023	11.61	.23	2.18	2.41	(.25 )	—	(.25 )	13.77	20.87	7.77		.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31 )	(3.45)	(3.76)	11.61	(17.29)	6.82		.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31 )	(.40 )	(.71 )	18.34	14.71	7.88		.70	2.08
Class 2:
12/31/2025	15.49	.24	3.50	3.74	(.24 )	(.61 )	(.85 )	18.38	24.80	1,090.77		.67	1.45
12/31/2024	13.81	.23	1.71	1.94	(.26 )	—	(.26 )	15.49	14.00	1,015.77		.67	1.51
12/31/2023	11.64	.23	2.18	2.41	(.24 )	—	(.24 )	13.81	20.88	1,040.77		.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31 )	(3.45)	(3.76)	11.64	(17.33)	983.82		.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29 )	(.40 )	(.69 )	18.38	14.78	1,340.88		.73	1.85
Class 4:
12/31/2025	15.08	.19	3.40	3.59	(.21 )	(.61 )	(.82 )	17.85	24.46	363	1.02	.92	1.18
12/31/2024	13.46	.18	1.67	1.85	(.23 )	—	(.23 )	15.08	13.70	268	1.02	.92	1.25
12/31/2023	11.35	.19	2.14	2.33	(.22 )	—	(.22 )	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28 )	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26 )	(.40 )	(.66 )	18.04	14.46	225	1.13	.97	1.65
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	376

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth-Income Fund
Class 1:
12/31/2025	$69.59	$.78	$10.25	$11.03	$(.76 )	$(12.13)	$(12.89)	$67.73	18.37%	$25,780	.28%	1.17%
12/31/2024	59.26	.84	13.33	14.17	(.89 )	(2.95)	(3.84)	69.59	24.55	24,476.28		1.28
12/31/2023	50.21	.86	11.96	12.82	(.88 )	(2.89)	(3.77)	59.26	26.47	22,319.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83 )	(5.66)	(6.49)	50.21	(16.28)	19,692.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86 )	(.60 )	(1.46)	67.35	24.42	25,507.29		1.28
Class 1A:
12/31/2025	69.10	.61	10.14	10.75	(.61 )	(12.13)	(12.74)	67.11	18.06	54.53		.92
12/31/2024	58.88	.67	13.24	13.91	(.74 )	(2.95)	(3.69)	69.10	24.25	44.53		1.02
12/31/2023	49.93	.72	11.87	12.59	(.75 )	(2.89)	(3.64)	58.88	26.12	35.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70 )	(5.66)	(6.36)	49.93	(16.48)	28.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74 )	(.60 )	(1.34)	67.02	24.08	32.53		1.04
Class 2:
12/31/2025	68.38	.60	10.03	10.63	(.60 )	(12.13)	(12.73)	66.28	18.06	14,357.53		.92
12/31/2024	58.30	.66	13.10	13.76	(.73 )	(2.95)	(3.68)	68.38	24.23	13,882.53		1.03
12/31/2023	49.46	.72	11.75	12.47	(.74 )	(2.89)	(3.63)	58.30	26.14	12,894.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69 )	(5.66)	(6.35)	49.46	(16.50)	11,508.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70 )	(.60 )	(1.30)	66.44	24.10	15,319.54		1.03
Class 3:
12/31/2025	69.76	.66	10.26	10.92	(.64 )	(12.13)	(12.77)	67.91	18.13	163.46		.99
12/31/2024	59.40	.72	13.36	14.08	(.77 )	(2.95)	(3.72)	69.76	24.32	155.46		1.10
12/31/2023	50.33	.77	11.97	12.74	(.78 )	(2.89)	(3.67)	59.40	26.23	142.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73 )	(5.66)	(6.39)	50.33	(16.43)	125.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74 )	(.60 )	(1.34)	67.48	24.18	166.47		1.10
Class 4:
12/31/2025	67.14	.43	9.80	10.23	(.47 )	(12.13)	(12.60)	64.77	17.77	3,273.78		.67
12/31/2024	57.34	.49	12.86	13.35	(.60 )	(2.95)	(3.55)	67.14	23.93	2,698.78		.78
12/31/2023	48.72	.57	11.57	12.14	(.63 )	(2.89)	(3.52)	57.34	25.82	2,062.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57 )	(5.66)	(6.23)	48.72	(16.70)	1,630.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58 )	(.60 )	(1.18)	65.57	23.80	1,928.79		.79
Refer to the end of the table(s) for footnote(s).

377	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Growth and Income Fund
Class 1:
12/31/2025	$10.19	$.33	$3.31	$3.64	$(.34 )	$—	$(.34 )	$13.49	35.83%	$35	.57%	.57%	2.68%
12/31/2024	10.10	.28	.10	.38	(.29 )	—	(.29 )	10.19	3.64	17.57		.57	2.62
12/31/2023	8.94	.27	1.15	1.42	(.26 )	—	(.26 )	10.10	16.08	15.56		.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28 )	(7.70)	(7.98)	8.94	(15.00)	13.64		.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46 )	—	(.46 )	19.62	5.64	30.67		.67	2.70
Class 1A:
12/31/2025	9.91	.28	3.21	3.49	(.31 )	—	(.31 )	13.09	35.35	9.81		.81	2.40
12/31/2024	9.83	.24	.10	.34	(.26 )	—	(.26 )	9.91	3.39	6.82		.82	2.34
12/31/2023	8.70	.24	1.13	1.37	(.24 )	—	(.24 )	9.83	15.92	6.81		.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29 )	(7.70)	(7.99)	8.70	(15.31)	5.88		.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60 )	—	(.60 )	19.39	5.39	6.94		.92	2.50
Class 2:
12/31/2025	9.91	.28	3.22	3.50	(.31 )	—	(.31 )	13.10	35.41	172.81		.81	2.44
12/31/2024	9.82	.25	.10	.35	(.26 )	—	(.26 )	9.91	3.48	150.82		.82	2.40
12/31/2023	8.70	.24	1.12	1.36	(.24 )	—	(.24 )	9.82	15.76	165.81		.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29 )	(7.70)	(7.99)	8.70	(15.25)	162.88		.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58 )	—	(.58 )	19.38	5.37	211.93		.92	2.44
Class 4:
12/31/2025	9.74	.25	3.16	3.41	(.28 )	—	(.28 )	12.87	35.09	189	1.06	1.06	2.18
12/31/2024	9.67	.22	.09	.31	(.24 )	—	(.24 )	9.74	3.11	150	1.07	1.07	2.13
12/31/2023	8.56	.21	1.12	1.33	(.22 )	—	(.22 )	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26 )	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54 )	—	(.54 )	19.23	5.09	132	1.18	1.17	2.21
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	378

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital Income Builder
Class 1:
12/31/2025	$12.39	$.45	$2.09	$2.54	$(.44 )	$—	$(.44 )	$14.49	20.69%	$841	.40%	.27%	3.29%
12/31/2024	11.63	.42	.79	1.21	(.45 )	—	(.45 )	12.39	10.45	709.40		.27	3.44
12/31/2023	10.99	.41	.59	1.00	(.36 )	—	(.36 )	11.63	9.28	660.40		.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84 )	(.34 )	—	(.34 )	10.99	(6.90)	586.44		.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35 )	—	(.35 )	12.17	15.31	563.53		.27	3.19
Class 1A:
12/31/2025	12.38	.41	2.10	2.51	(.41 )	—	(.41 )	14.48	20.42	15.65		.52	3.04
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	13.65		.52	3.17
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	10.65		.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85 )	(.32 )	—	(.32 )	10.98	(7.06)	10.69		.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32 )	—	(.32 )	12.15	14.95	10.78		.52	2.94
Class 2:
12/31/2025	12.38	.41	2.10	2.51	(.41 )	—	(.41 )	14.48	20.41	23.65		.52	3.04
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	18.65		.52	3.18
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	15.65		.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86 )	(.32 )	—	(.32 )	10.98	(7.13)	13.69		.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32 )	—	(.32 )	12.16	14.94	13.78		.52	2.93
Class 4:
12/31/2025	12.36	.38	2.09	2.47	(.37 )	—	(.37 )	14.46	20.16	781.90		.77	2.79
12/31/2024	11.60	.36	.79	1.15	(.39 )	—	(.39 )	12.36	9.93	629.90		.77	2.93
12/31/2023	10.96	.35	.59	.94	(.30 )	—	(.30 )	11.60	8.75	566.90		.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89 )	(.29 )	—	(.29 )	10.96	(7.37)	530.94		.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29 )	—	(.29 )	12.14	14.68	559	1.03	.77	2.69
Refer to the end of the table(s) for footnote(s).

379	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Asset Allocation Fund
Class 1:
12/31/2025	$26.04	$.59	$3.39	$3.98	$(.60 )	$(1.91)	$(2.51)	$27.51	16.16%	$15,919	.30%	2.24%
12/31/2024	23.86	.60	3.29	3.89	(.61 )	(1.10)	(1.71)	26.04	16.73	16,023.30		2.36
12/31/2023	22.20	.57	2.54	3.11	(.56 )	(.89 )	(1.45)	23.86	14.55	15,555.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51 )	(2.65)	(3.16)	22.20	(13.19)	15,138.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50 )	(.94 )	(1.44)	29.08	15.40	18,836.30		1.71
Class 1A:
12/31/2025	25.88	.52	3.36	3.88	(.54 )	(1.91)	(2.45)	27.31	15.86	56.55		1.98
12/31/2024	23.74	.54	3.26	3.80	(.56 )	(1.10)	(1.66)	25.88	16.41	42.55		2.12
12/31/2023	22.10	.51	2.53	3.04	(.51 )	(.89 )	(1.40)	23.74	14.32	32.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46 )	(2.65)	(3.11)	22.10	(13.43)	27.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45 )	(.94 )	(1.39)	28.97	15.13	24.55		1.49
Class 2:
12/31/2025	25.65	.52	3.32	3.84	(.53 )	(1.91)	(2.44)	27.05	15.85	4,401.55		1.99
12/31/2024	23.53	.53	3.24	3.77	(.55 )	(1.10)	(1.65)	25.65	16.44	4,340.55		2.11
12/31/2023	21.91	.50	2.52	3.02	(.51 )	(.89 )	(1.40)	23.53	14.27	4,261.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45 )	(2.65)	(3.10)	21.91	(13.41)	4,228.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43 )	(.94 )	(1.37)	28.74	15.10	5,473.55		1.46
Class 3:
12/31/2025	26.08	.55	3.38	3.93	(.55 )	(1.91)	(2.46)	27.55	15.94	35.48		2.06
12/31/2024	23.90	.56	3.29	3.85	(.57 )	(1.10)	(1.67)	26.08	16.52	32.48		2.18
12/31/2023	22.23	.53	2.55	3.08	(.52 )	(.89 )	(1.41)	23.90	14.37	30.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47 )	(2.65)	(3.12)	22.23	(13.37)	28.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45 )	(.94 )	(1.39)	29.12	15.22	36.48		1.53
Class 4:
12/31/2025	25.41	.45	3.29	3.74	(.47 )	(1.91)	(2.38)	26.77	15.59	7,264.80		1.74
12/31/2024	23.34	.46	3.20	3.66	(.49 )	(1.10)	(1.59)	25.41	16.11	6,649.80		1.87
12/31/2023	21.75	.44	2.49	2.93	(.45 )	(.89 )	(1.34)	23.34	14.02	5,807.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39 )	(2.65)	(3.04)	21.75	(13.66)	5,380.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37 )	(.94 )	(1.31)	28.56	14.84	6,337.80		1.22
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	380

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Global Balanced Fund
Class 1:
12/31/2025	$12.96	$.36	$1.84	$2.20	$(.22 )	$(.53 )	$(.75 )	$14.41	17.42%	$97	.52%	.51%	2.63%
12/31/2024	12.37	.34	.52	.86	(.27 )	—	(.27 )	12.96	6.90	95.52		.51	2.63
12/31/2023	12.55	.33	1.29	1.62	(.23 )	(1.57)	(1.80)	12.37	14.05	98.53		.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07 )	(.07 )	12.55	(14.33)	96.59		.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19 )	(.82 )	(1.01)	14.73	11.05	120.73		.73	1.24
Class 1A:
12/31/2025	12.87	.32	1.84	2.16	(.19 )	(.53 )	(.72 )	14.31	17.21	4.78		.76	2.36
12/31/2024	12.30	.30	.51	.81	(.24 )	—	(.24 )	12.87	6.57	4.78		.77	2.35
12/31/2023	12.49	.29	1.30	1.59	(.21 )	(1.57)	(1.78)	12.30	13.77	3.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	3.84		.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.83	4.98		.98	1.02
Class 2:
12/31/2025	12.89	.32	1.84	2.16	(.19 )	(.53 )	(.72 )	14.33	17.14	147.77		.76	2.38
12/31/2024	12.31	.31	.50	.81	(.23 )	—	(.23 )	12.89	6.58	149.77		.76	2.38
12/31/2023	12.49	.30	1.29	1.59	(.20 )	(1.57)	(1.77)	12.31	13.83	160.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	158.84		.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.79	208.98		.98	1.01
Class 4:
12/31/2025	12.66	.28	1.82	2.10	(.17 )	(.53 )	(.70 )	14.06	16.96	202	1.03	1.01	2.10
12/31/2024	12.10	.27	.50	.77	(.21 )	—	(.21 )	12.66	6.32	144	1.02	1.01	2.12
12/31/2023	12.32	.26	1.27	1.53	(.18 )	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07 )	(.07 )	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12 )	(.82 )	(.94 )	14.53	10.46	135	1.23	1.23	.77
Refer to the end of the table(s) for footnote(s).

381	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
The Bond Fund of America
Class 1:
12/31/2025	$9.27	$.43	$.25	$.68	$(.43 )	$—	$(.43 )	$9.52	7.40%	$6,909	.39%	.24%	4.54%
12/31/2024	9.54	.44	(.29 )	.15	(.42 )	—	(.42 )	9.27	1.50	6,992.39		.24	4.60
12/31/2023	9.41	.39	.09	.48	(.35 )	—	(.35 )	9.54	5.21	6,908.39		.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32 )	(.12 )	(.44 )	9.41	(12.26)	6,370.39		.20	3.09
12/31/2021	11.89	.21	(.23 )	(.02 )	(.19 )	(.47 )	(.66 )	11.21	(.14 )	8,555.39		.26	1.84
Class 1A:
12/31/2025	9.20	.41	.25	.66	(.41 )	—	(.41 )	9.45	7.24	297.64		.49	4.28
12/31/2024	9.47	.41	(.29 )	.12	(.39 )	—	(.39 )	9.20	1.23	221.64		.49	4.35
12/31/2023	9.35	.37	.08	.45	(.33 )	—	(.33 )	9.47	4.89	258.64		.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31 )	(.12 )	(.43 )	9.35	(12.49)	220.64		.45	3.15
12/31/2021	11.84	.18	(.23 )	(.05 )	(.16 )	(.47 )	(.63 )	11.16	(.36 )	12.64		.51	1.59
Class 2:
12/31/2025	9.12	.40	.26	.66	(.41 )	—	(.41 )	9.37	7.26	2,724.64		.49	4.29
12/31/2024	9.40	.41	(.30 )	.11	(.39 )	—	(.39 )	9.12	1.16	2,766.64		.49	4.35
12/31/2023	9.27	.36	.10	.46	(.33 )	—	(.33 )	9.40	5.02	2,879.64		.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29 )	(.12 )	(.41 )	9.27	(12.58)	2,844.64		.45	2.84
12/31/2021	11.73	.18	(.22 )	(.04 )	(.16 )	(.47 )	(.63 )	11.06	(.31 )	3,729.64		.52	1.57
Class 4:
12/31/2025	9.07	.38	.25	.63	(.39 )	—	(.39 )	9.31	6.98	1,426.89		.74	4.04
12/31/2024	9.35	.38	(.29 )	.09	(.37 )	—	(.37 )	9.07	.98	1,188.89		.74	4.10
12/31/2023	9.23	.34	.09	.43	(.31 )	—	(.31 )	9.35	4.72	963.89		.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27 )	(.12 )	(.39 )	9.23	(12.75)	787.89		.70	2.61
12/31/2021	11.69	.15	(.22 )	(.07 )	(.14 )	(.47 )	(.61 )	11.01	(.59 )	891.89		.76	1.34
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	382

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Bond Fund
Class 1:
12/31/2025	$9.63	$.41	$.51	$.92	$(.33 )	$—	$(.33 )	$10.22	9.55%	$611	.48%	.48%	4.07%
12/31/2024	10.16	.42	(.70 )	(.28 )	(.25 )	—	(.25 )	9.63	(2.76)	588.48		.48	4.20
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665.48		.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03 )	(.16 )	(.19 )	9.55	(17.43)	663.51		.48	2.43
12/31/2021	12.94	.25	(.85 )	(.60 )	(.24 )	(.31 )	(.55 )	11.79	(4.73)	988.60		.50	2.06
Class 1A:
12/31/2025	9.54	.39	.50	.89	(.30 )	—	(.30 )	10.13	9.31	30.73		.73	3.84
12/31/2024	10.08	.40	(.69 )	(.29 )	(.25 )	—	(.25 )	9.54	(2.97)	39.74		.74	4.05
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1.73		.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02 )	(.16 )	(.18 )	9.50	(17.69)	1.76		.73	2.19
12/31/2021	12.91	.23	(.85 )	(.62 )	(.22 )	(.31 )	(.53 )	11.76	(4.88)	1.85		.75	1.85
Class 2:
12/31/2025	9.52	.38	.50	.88	(.30 )	—	(.30 )	10.10	9.39	758.73		.73	3.82
12/31/2024	10.03	.39	(.69 )	(.30 )	(.21 )	—	(.21 )	9.52	(3.04)	761.73		.73	3.95
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817.73		.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02 )	(.16 )	(.18 )	9.45	(17.70)	765.76		.73	2.18
12/31/2021	12.84	.22	(.84 )	(.62 )	(.21 )	(.31 )	(.52 )	11.70	(4.92)	1,030.85		.75	1.82
Class 4:
12/31/2025	9.37	.35	.49	.84	(.28 )	—	(.28 )	9.93	9.03	81.98		.98	3.56
12/31/2024	9.88	.36	(.68 )	(.32 )	(.19 )	—	(.19 )	9.37	(3.32)	60.98		.98	3.70
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57.98		.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02 )	(.16 )	(.18 )	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84 )	(.65 )	(.18 )	(.31 )	(.49 )	11.57	(5.18)	66	1.10	1.00	1.57
Refer to the end of the table(s) for footnote(s).

383	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American High-Income Trust
Class 1:
12/31/2025	$9.19	$.64	$.13	$.77	$(.63 )	$—	$(.63 )	$9.33	8.52%	$255	.45%	.33%	6.81%
12/31/2024	8.94	.65	.24	.89	(.64 )	—	(.64 )	9.19	9.92	229.45		.32	6.96
12/31/2023	8.53	.63	.43	1.06	(.65 )	—	(.65 )	8.94	12.69	223.45		.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91 )	(.75 )	—	(.75 )	8.53	(9.01)	224.47		.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46 )	—	(.46 )	10.19	8.74	278.53		.37	4.95
Class 1A:
12/31/2025	9.15	.61	.13	.74	(.62 )	—	(.62 )	9.27	8.19	8.70		.58	6.50
12/31/2024	8.90	.62	.25	.87	(.62 )	—	(.62 )	9.15	9.73	3.70		.57	6.71
12/31/2023	8.51	.61	.41	1.02	(.63 )	—	(.63 )	8.90	12.40	3.70		.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93 )	(.72 )	—	(.72 )	8.51	(9.29)	1.72		.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44 )	—	(.44 )	10.16	8.42	1.78		.64	4.75
Class 2:
12/31/2025	8.96	.60	.13	.73	(.61 )	—	(.61 )	9.08	8.24	533.70		.58	6.57
12/31/2024	8.73	.61	.23	.84	(.61 )	—	(.61 )	8.96	9.67	536.70		.57	6.70
12/31/2023	8.35	.59	.41	1.00	(.62 )	—	(.62 )	8.73	12.45	533.70		.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91 )	(.72 )	—	(.72 )	8.35	(9.26)	521.72		.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44 )	—	(.44 )	9.98	8.42	673.78		.65	4.80
Class 3:
12/31/2025	9.25	.63	.13	.76	(.62 )	—	(.62 )	9.39	8.26	8.63		.51	6.64
12/31/2024	8.99	.63	.25	.88	(.62 )	—	(.62 )	9.25	9.79	8.63		.50	6.77
12/31/2023	8.58	.61	.43	1.04	(.63 )	—	(.63 )	8.99	12.54	8.63		.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93 )	(.73 )	—	(.73 )	8.58	(9.25)	9.65		.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44 )	—	(.44 )	10.24	8.60	10.71		.58	4.86
Class 4:
12/31/2025	10.07	.65	.14	.79	(.59 )	—	(.59 )	10.27	7.93	235.95		.83	6.29
12/31/2024	9.75	.65	.27	.92	(.60 )	—	(.60 )	10.07	9.39	156.95		.82	6.45
12/31/2023	9.26	.63	.46	1.09	(.60 )	—	(.60 )	9.75	12.18	107.95		.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70 )	—	(.70 )	9.26	(9.53)	77.97		.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41 )	—	(.41 )	10.99	8.18	90	1.03	.89	4.52
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	384

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Mortgage Fund
Class 1:
12/31/2025	$9.08	$.46	$.34	$.80	$(.42 )	$—	$(.42 )	$9.46	8.92%	$19	.39%	.32%	4.84%
12/31/2024	9.44	.47	(.38 )	.09	(.45 )	—	(.45 )	9.08	.93	17.39		.31	5.04
12/31/2023	9.45	.45	(.08 )	.37	(.38 )	—	(.38 )	9.44	4.03	17.41		.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15 )	—	(.15 )	9.45	(9.76)	1.45		.25	.70
12/31/2021	11.11	.06	(.09 )	(.03 )	(.08 )	(.37 )	(.45 )	10.63	(.32 )	231.49		.29	.58
Class 1A:
12/31/2025	8.96	.43	.33	.76	(.40 )	—	(.40 )	9.32	8.57	3.64		.57	4.59
12/31/2024	9.32	.44	(.37 )	.07	(.43 )	—	(.43 )	8.96	.74	3.64		.56	4.78
12/31/2023	9.34	.41	(.07 )	.34	(.36 )	—	(.36 )	9.32	3.72	2.65		.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20 )	—	(.20 )	9.34	(10.03)	2.69		.54	1.91
12/31/2021	11.08	.04	(.10 )	(.06 )	(.06 )	(.37 )	(.43 )	10.59	(.47 )	2.74		.54	.33
Class 2:
12/31/2025	8.98	.43	.34	.77	(.40 )	—	(.40 )	9.35	8.63	41.64		.56	4.60
12/31/2024	9.34	.45	(.38 )	.07	(.43 )	—	(.43 )	8.98	.68	42.64		.56	4.79
12/31/2023	9.36	.41	(.07 )	.34	(.36 )	—	(.36 )	9.34	3.68	44.64		.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20 )	—	(.20 )	9.36	(9.94)	46.69		.54	1.87
12/31/2021	11.09	.04	(.10 )	(.06 )	(.05 )	(.37 )	(.42 )	10.61	(.57 )	58.74		.54	.33
Class 4:
12/31/2025	8.86	.40	.33	.73	(.38 )	—	(.38 )	9.21	8.32	63.89		.82	4.33
12/31/2024	9.23	.42	(.38 )	.04	(.41 )	—	(.41 )	8.86	.35	49.89		.82	4.53
12/31/2023	9.25	.38	(.06 )	.32	(.34 )	—	(.34 )	9.23	3.51	45.90		.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18 )	—	(.18 )	9.25	(10.16)	40.94		.79	1.66
12/31/2021	10.97	.01	(.09 )	(.08 )	(.03 )	(.37 )	(.40 )	10.49	(.78 )	43.99		.79	.08
Refer to the end of the table(s) for footnote(s).

385	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Ultra-Short Bond Fund
Class 1:
12/31/2025	$11.31	$.46	$.01	$.47	$(.50 )	$—	$(.50 )	$11.28	4.15%	$36	.31%	4.01%
12/31/2024	11.35	.58	(.01 )	.57	(.61 )	—	(.61 )	11.31	5.08	39.30		4.98
12/31/2023	11.35	.55	.01	.56	(.56 )	—	(.56 )	11.35	4.94	40.30		4.81
12/31/2022	11.27	.17	(.01 )	.16	(.08 )	—	(.08 )	11.35	1.42	51.32		1.48
12/31/2021	11.31	(.03 )	(.01 )	(.04 )	—	—	—	11.27	(.35 )	37.37		(.28 )
Class 1A:
12/31/2025	11.31	.43	.01	.44	(.47 )	—	(.47 )	11.28	3.92	— [9]	.53	3.78
12/31/2024	11.35	.55	— [4]	.55	(.59 )	—	(.59 )	11.31	4.86	— [9]	.53	4.74
12/31/2023	11.35	.54	—	.54	(.54 )	—	(.54 )	11.35	4.79	— [9]	.53	4.69
12/31/2022	11.28	.16	(.01 )	.15	(.08 )	—	(.08 )	11.35	1.32	— [9]	.31	1.40
12/31/2021	11.31	(.03 )	— [4]	(.03 )	—	—	—	11.28	(.27 )	— [9]	.36	(.28 )
Class 2:
12/31/2025	10.93	.42	— [4]	.42	(.47 )	—	(.47 )	10.88	3.83	215.56		3.77
12/31/2024	10.98	.53	— [4]	.53	(.58 )	—	(.58 )	10.93	4.89	245.55		4.73
12/31/2023	11.00	.51	— [4]	.51	(.53 )	—	(.53 )	10.98	4.64	273.55		4.56
12/31/2022	10.93	.13	— [4]	.13	(.06 )	—	(.06 )	11.00	1.17	297.57		1.23
12/31/2021	10.99	(.06 )	— [4]	(.06 )	—	—	—	10.93	(.55 )	245.62		(.53 )
Class 3:
12/31/2025	11.08	.43	— [4]	.43	(.48 )	—	(.48 )	11.03	3.86	4.49		3.84
12/31/2024	11.13	.54	— [4]	.54	(.59 )	—	(.59 )	11.08	4.91	4.48		4.79
12/31/2023	11.14	.52	.01	.53	(.54 )	—	(.54 )	11.13	4.75	4.48		4.64
12/31/2022	11.07	.13	— [4]	.13	(.06 )	—	(.06 )	11.14	1.19	4.50		1.19
12/31/2021	11.12	(.05 )	— [4]	(.05 )	—	—	—	11.07	(.45 )	5.55		(.46 )
Class 4:
12/31/2025	11.00	.39	— [4]	.39	(.43 )	—	(.43 )	10.96	3.59	53.81		3.52
12/31/2024	11.05	.50	.01	.51	(.56 )	—	(.56 )	11.00	4.62	51.80		4.47
12/31/2023	11.05	.48	.01	.49	(.49 )	—	(.49 )	11.05	4.44	56.80		4.28
12/31/2022	11.00	.12	(.03 )	.09	(.04 )	—	(.04 )	11.05	.83	80.82		1.05
12/31/2021	11.08	(.09 )	.01	(.08 )	—	—	—	11.00	(.72 )	46.87		(.79 )
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	386

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Government Securities Fund
Class 1:
12/31/2025	$9.59	$.43	$.33	$.76	$(.45 )	$—	$(.45 )	$9.90	8.01%	$261	.33%	.26%	4.35%
12/31/2024	9.91	.45	(.35 )	.10	(.42 )	—	(.42 )	9.59	.99	268.33		.27	4.53
12/31/2023	9.99	.40	(.09 )	.31	(.39 )	—	(.39 )	9.91	3.21	257.33		.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44 )	—	(.44 )	9.99	(10.75)	242.36		.22	2.90
12/31/2021	13.04	.18	(.26 )	(.08 )	(.18 )	(1.11)	(1.29)	11.67	(.44 )	522.39		.29	1.50
Class 1A:
12/31/2025	9.53	.41	.33	.74	(.43 )	—	(.43 )	9.84	7.80	300.58		.51	4.10
12/31/2024	9.87	.42	(.35 )	.07	(.41 )	—	(.41 )	9.53	.70	286.58		.51	4.23
12/31/2023	9.96	.38	(.10 )	.28	(.37 )	—	(.37 )	9.87	2.88	5.58		.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41 )	—	(.41 )	9.96	(10.93)	4.60		.47	2.70
12/31/2021	13.00	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.63	(.65 )	5.64		.53	1.28
Class 2:
12/31/2025	9.46	.40	.33	.73	(.43 )	—	(.43 )	9.76	7.75	1,056.58		.51	4.10
12/31/2024	9.78	.42	(.34 )	.08	(.40 )	—	(.40 )	9.46	.75	1,051.58		.52	4.28
12/31/2023	9.87	.37	(.09 )	.28	(.37 )	—	(.37 )	9.78	2.89	1,073.58		.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41 )	—	(.41 )	9.87	(10.95)	1,059.61		.47	2.69
12/31/2021	12.89	.15	(.25 )	(.10 )	(.15 )	(1.11)	(1.26)	11.53	(.62 )	1,391.64		.54	1.24
Class 3:
12/31/2025	9.62	.42	.32	.74	(.43 )	—	(.43 )	9.93	7.78	5.51		.44	4.17
12/31/2024	9.94	.43	(.35 )	.08	(.40 )	—	(.40 )	9.62	.79	5.51		.44	4.35
12/31/2023	10.02	.39	(.10 )	.29	(.37 )	—	(.37 )	9.94	3.00	6.51		.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41 )	—	(.41 )	10.02	(10.90)	6.54		.40	2.76
12/31/2021	13.07	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.70	(.62 )	9.57		.47	1.31
Class 4:
12/31/2025	9.44	.38	.33	.71	(.41 )	—	(.41 )	9.74	7.54	255.83		.76	3.85
12/31/2024	9.77	.39	(.34 )	.05	(.38 )	—	(.38 )	9.44	.44	210.83		.77	4.02
12/31/2023	9.86	.35	(.10 )	.25	(.34 )	—	(.34 )	9.77	2.62	183.83		.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38 )	—	(.38 )	9.86	(11.19)	190.85		.72	2.45
12/31/2021	12.88	.12	(.25 )	(.13 )	(.12 )	(1.11)	(1.23)	11.52	(.88 )	238.89		.79	.98
Refer to the end of the table(s) for footnote(s).

387	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[12]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,12]	Net effective expense ratio[2,13,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth Fund
Class P1:
12/31/2025	$13.35	$.06	$1.67	$1.73	$(.25 )	$(.57 )	$(.82 )	$14.26	13.63%	$14	.38%	.36%	.67%	.47%
12/31/2024	10.86	.10	2.48	2.58	(.09 )	—	(.09 )	13.35	23.82	14.42		.37	.69	.81
12/31/2023	11.37	.08	2.28	2.36	(.08 )	(2.79)	(2.87)	10.86	23.77	13.42		.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22 )	(2.54)	(2.76)	11.37	(24.62)	9.41		.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18 )	(.74 )	(.92 )	18.53	13.08	13.41		.36	.69	.19
Class P2:
12/31/2025	13.19	.03	1.66	1.69	(.19 )	(.57 )	(.76 )	14.12	13.41	491.63		.62	.93	.21
12/31/2024	10.73	.06	2.46	2.52	(.06 )	—	(.06 )	13.19	23.50	513.67		.62	.94	.52
12/31/2023	11.28	.05	2.26	2.31	(.07 )	(2.79)	(2.86)	10.73	23.50	495.67		.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18 )	(2.54)	(2.72)	11.28	(24.88)	445.67		.62	.94	.20
12/31/2021	17.11	(.01 )	2.16	2.15	(.10 )	(.74 )	(.84 )	18.42	12.89	584.67		.62	.95	(.07 )
Managed Risk International Fund
Class P1:
12/31/2025	$8.23	$.14	$1.10	$1.24	$(.13 )	$—	$(.13 )	$9.34	15.33%	$2	.41%	.36%	.83%	1.58%
12/31/2024	8.36	.13	(.12 )	.01	(.14 )	—	(.14 )	8.23	(.05 )	2.46		.37	.84	1.50
12/31/2023	8.61	.13	.41	.54	(.15 )	(.64 )	(.79 )	8.36	6.36	2.46		.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34 )	—	(.34 )	8.61	(15.27)	2.44		.37	.85	1.70
12/31/2021	11.07	.24	(.67 )	(.43 )	(.09 )	—	(.09 )	10.55	(3.92)	2.44		.36	.86	2.12
Class P2:
12/31/2025	8.18	.10	1.12	1.22	(.11 )	—	(.11 )	9.29	15.09	111.68		.63	1.10	1.23
12/31/2024	8.32	.10	(.13 )	(.03 )	(.11 )	—	(.11 )	8.18	(.45 )	112.72		.63	1.10	1.19
12/31/2023	8.58	.10	.42	.52	(.14 )	(.64 )	(.78 )	8.32	6.22	122.73		.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28 )	—	(.28 )	8.58	(15.54)	124.70		.63	1.11	1.36
12/31/2021	10.99	.20	(.65 )	(.45 )	(.06 )	—	(.06 )	10.48	(4.13)	160.71		.63	1.13	1.79
Managed Risk Washington Mutual Investors Fund
Class P1:
12/31/2025	$11.76	$.20	$1.07	$1.27	$(.26 )	$—	$(.26 )	$12.77	10.95%	$3	.37%	.36%	.61%	1.64%
12/31/2024	10.50	.20	1.28	1.48	(.22 )	—	(.22 )	11.76	14.20	3.41		.36	.61	1.80
12/31/2023	11.24	.20	.79	.99	(.24 )	(1.49)	(1.73)	10.50	10.04	3.42		.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56 )	—	(.56 )	11.24	(8.92)	3.41		.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24 )	—	(.24 )	12.95	17.46	2.41		.36	.66	1.33
Class P2:
12/31/2025	11.69	.16	1.07	1.23	(.23 )	—	(.23 )	12.69	10.65	312.64		.63	.88	1.34
12/31/2024	10.43	.17	1.28	1.45	(.19 )	—	(.19 )	11.69	13.99	319.68		.63	.88	1.51
12/31/2023	11.18	.18	.77	.95	(.21 )	(1.49)	(1.70)	10.43	9.73	322.68		.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52 )	—	(.52 )	11.18	(9.16)	321.67		.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20 )	—	(.20 )	12.88	17.11	371.68		.62	.92	.91
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	388

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[12]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,12]	Net effective expense ratio[2,13,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth-Income Fund
Class P1:
12/31/2025	$14.35	$.20	$1.36	$1.56	$(.34 )	$(.56 )	$(.90 )	$15.01	11.45%	$1,834	.37%	.36%	.63%	1.35%
12/31/2024	12.53	.21	2.02	2.23	(.23 )	(.18 )	(.41 )	14.35	18.03	1,903.41		.36	.63	1.55
12/31/2023	12.51	.20	1.65	1.85	(.21 )	(1.62)	(1.83)	12.53	16.17	1,910.41		.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30 )	(.31 )	(.61 )	12.51	(16.74)	1,833.41		.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21 )	(.20 )	(.41 )	15.73	15.32	2,328.41		.36	.64	.96
Class P2:
12/31/2025	14.25	.16	1.35	1.51	(.30 )	(.56 )	(.86 )	14.90	11.17	258.62		.61	.88	1.10
12/31/2024	12.45	.17	2.01	2.18	(.20 )	(.18 )	(.38 )	14.25	17.69	274.66		.61	.88	1.29
12/31/2023	12.44	.17	1.64	1.81	(.18 )	(1.62)	(1.80)	12.45	15.90	277.66		.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26 )	(.31 )	(.57 )	12.44	(16.93)	268.66		.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17 )	(.20 )	(.37 )	15.64	15.05	340.66		.61	.89	.70
Managed Risk Asset Allocation Fund
Class P1:
12/31/2025	$13.20	$.26	$1.22	$1.48	$(.39 )	$(.83 )	$(1.22)	$13.46	12.01%	$13	.38%	.36%	.65%	1.96%
12/31/2024	11.90	.29	1.45	1.74	(.27 )	(.17 )	(.44 )	13.20	14.90	12.41		.36	.65	2.28
12/31/2023	12.43	.31	.87	1.18	(.26 )	(1.45)	(1.71)	11.90	10.51	10.41		.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32 )	(.48 )	(.80 )	12.43	(13.75)	7.41		.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27 )	—	(.27 )	15.33	12.82	7.41		.36	.66	1.43
Class P2:
12/31/2025	12.78	.17	1.22	1.39	(.34 )	(.83 )	(1.17)	13.00	11.67	1,463.63		.61	.90	1.30
12/31/2024	11.53	.22	1.44	1.66	(.24 )	(.17 )	(.41 )	12.78	14.63	2,014.66		.61	.90	1.81
12/31/2023	12.09	.21	.90	1.11	(.22 )	(1.45)	(1.67)	11.53	10.23	2,093.66		.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29 )	(.48 )	(.77 )	12.09	(13.97)	2,182.66		.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20 )	—	(.20 )	14.93	12.50	2,812.66		.61	.91	1.03
Refer to the end of the table(s) for footnote(s).

389	American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[15,16]	Year ended December 31,
	2025[17]	2024	2023	2022	2021
Capital Income Builder	72%	49%	59%	48%	60%
Asset Allocation Fund	72	43	54	42	45
American Funds Global Balanced Fund	57	55	43	111	36
The Bond Fund of America	159	102	129	77	87
Capital World Bond Fund	59	54	110	114	64
American Funds Mortgage Fund	65	52	85	56	38
U.S. Government Securities Fund	44	43	113	77	126
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[15,16]	Year ended December 31,
	2025[17]	2024	2023	2022	2021
Global Growth Fund	45%	41%	29%	29%	18%
Global Small Capitalization Fund	51	47	36	40	29
Growth Fund	27	23	23	29	25
International Fund	63	35	28	42	44
New World Fund	49	55	36	40	43
Washington Mutual Investors Fund	37	31	29	30	90
Capital World Growth and Income Fund	45	34	29	42	85
Growth-Income Fund	27	45	26	25	24
International Growth and Income Fund	48	39	38	48	41
Capital Income Builder	87	107	149	126	93
Asset Allocation Fund	115	129	159	118	124
American Funds Global Balanced Fund	86	141	103	126	39
The Bond Fund of America	247	398	545	415	456
Capital World Bond Fund	106	269	286	188	91
American High-Income Trust	39	45	40	34	56
American Funds Mortgage Fund	421	644	1053	1141	975
U.S. Government Securities Fund	253	398	744	695	433
Ultra-Short Bond Fund	— [18]	— [18]	— [18]	— [18]	— [18]
U.S. Small and Mid Cap Equity Fund	82	4 [6,7,8]
Managed Risk Growth Fund	32	14	39	97	32
Managed Risk International Fund	17	11	27	82	24
Managed Risk Washington Mutual Investors Fund	22	8	19	70	16
Managed Risk Growth-Income Fund	29	13	21	67	13
Managed Risk Asset Allocation Fund	15	7	13	48	5

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Amount less than $.01.
[5]	Amount less than .01%.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period November 15, 2024, commencement of operations, through December 31, 2024.
[8]	Not annualized.
[9]	Amount less than $1 million.
[10]	Annualized.
[11]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insur-
ance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[12]	This column does not include expenses of the underlying funds in which each fund invests.
[13]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[14]	Unaudited.
[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Rates exclude in-kind transactions, if any.
[18]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds Insurance Series	390

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Washington Mutual Investors Fund, U.S. Small and Mid Cap Equity Fund, Capital World Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of each of the funds listed in the table below (twenty-four of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of operations	Statements of changes in net assets	Financial highlights
Global Growth Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022 and 2021
Global Small Capitalization Fund
Growth Fund
International Fund
New World Fund
Washington Mutual Investors Fund
Capital World Growth and Income Fund
Growth-Income Fund
International Growth and Income Fund
Capital Income Builder
Asset Allocation Fund
American Funds Global Balanced Fund
The Bond Fund of America
Capital World Bond Fund
American High-Income Trust
American Funds Mortgage Fund
Ultra-Short Bond Fund
U.S. Government Securities Fund
Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Washington Mutual Investors Fund
Managed Risk Growth-Income Fund
Managed Risk Asset Allocation Fund
U.S. Small and Mid Cap Equity Fund		For the year ended December 31, 2025 and the period November 15, 2024 (commencement of operations) through December 31, 2024

391	American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
February 13, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

American Funds Insurance Series	392

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the independent registered public accounting firm for the funds constituting the American Funds Insurance Series (hereafter referred to as the “series”) for the fiscal year ending December 31, 2026 audit. The change in the series’ independent registered public accounting firm was approved by the series’ board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect PwC’s previous engagement to audit the series’ financial statements for the fiscal year ended December 31, 2025.
PwC’s reports on the series’ financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the series’ financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The series requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to the series’ Form N-CSR.
During the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, neither the series, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the series’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

393	American Funds Insurance Series

Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
6,453,899,830
Total shares voting on November 25, 2025:
5,466,407,300 (84.7% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Christopher D. Buchbinder	5,306,101,397	97.1%	160,305,903	2.9%
Vanessa C. L. Chang	5,284,613,703	96.7%	181,793,597	3.3%
Francisco G. Cigarroa	5,286,720,803	96.7%	179,686,497	3.3%
Nariman Farvardin	5,280,935,681	96.6%	185,471,619	3.4%
Jennifer C. Feikin	5,301,887,966	97.0%	164,519,334	3.0%
John G. Freund	5,294,548,932	96.9%	171,858,368	3.1%
Leslie Stone Heisz	5,298,606,338	96.9%	167,800,962	3.1%
Sharon I. Meers	5,301,554,248	97.0%	164,853,052	3.0%
William L. Robbins	5,308,925,891	97.1%	157,481,409	2.9%
Kenneth M. Simril	5,304,791,425	97.0%	161,615,875	3.0%
Margaret Spellings	5,296,599,626	96.9%	169,807,674	3.1%
Christopher E. Stone	5,297,067,517	96.9%	169,339,783	3.1%
Alexandra Trower	5,307,205,561	97.1%	159,201,739	2.9%
Paul S. Williams	5,302,164,262	97.0%	164,243,038	3.0%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

American Funds Insurance Series	394

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Variable Insurance Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	February 20, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	February 20, 2026